UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2024

Date of reporting period:	12/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Advanced Series Trust
AST ClearBridge Dividend
Growth Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST ClearBridge Dividend Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Clearbridge Dividend Growth Portfolio	$105	0.97%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The year ended December 31, 2024, was a strong year for the stock market and for the Portfolio’s absolute returns. For the second year in a row, the S&P 500 Index rose by approximately 25%. The Portfolio rose less than the market but was still up strongly during the period, with relative performance improving dramatically as the market broadened out in the second half of the year. The Portfolio trailed the S&P 500 Index from January 2024 to June 2024, when market returns were dominated by
NVIDIA
and
Meta Platforms
, Inc.
(paying only a de minimis
dividend,
NVIDIA
is not appropriate for the portfolio and is not owned, while
Meta
was added to the portfolio following its initiation of a dividend during the year), then outperformed during the rest of the reporting period as market participation evened out.
■
Stock selection in the energy sector was a large contributor to the Portfolio’s performance during the reporting period
. During the year ended
December 31, 2024,
Williams
Companies’
and
Enbridge’s
share prices rose amid an improving natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role in backing up renewable power as AI demand grows. The results of the US presidential election and the Republican sweep raised expectations for greater oil and gas production, raising volumes for pipelines. Top absolute contributors during the reporting period also included
Broadcom
, which gained on positive sentiment for AI semiconductor demand and the expanding market for
Broadcom’s
AI-specific chips, and
Apollo Asset Management
, which performed well as lower interest rates
offered a catalyst for private equity more broadly, where credit and real estate portfolios stand to benefit.
■
The main detractors during the reporting period were primarily sector allocations, notably underweights to the information technology sector and to
NVIDIA
, in particular, within that sector. Also,
Intel’s
results and profitability outlook continued to disappoint during the reporting period.
With
Intel’s
turnaround taking longer than hoped and the announced suspension of its dividend payments, we elected to exit our position and seek better opportunities elsewhere. Stock selection in the consumer staples sector also detracted (203 bps). We were early in increasing our allocation to the consumer staples sector in 2024, in our view. Despite compelling valuations, the stocks (in particular,
Nestle
) underperformed
due to challenging fundamentals and continued investor preference for high-momentum stocks. Yet, we remain constructive on global consumer staples companies based in Europe and increased our allocation to these companies. These companies have similar geographic footprints to their US peers but offer significantly more attractive valuations.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.72%	10.33%	10.34%
S&P 500 Index	25.02%	14.53%	13.10%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 267,650,480
Number of portfolio holdings	54
Total advisory fees paid for the year	$ 2,826,894
Portfolio turnover rate for the year	19%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/
2024
?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.5%
Software	7.4%
Insurance	5.4%
Banks	5.0%
Financial Services	4.9%
Semiconductors & Semiconductor Equipment	4.7%
Chemicals	4.6%
Multi-Utilities	4.4%
Pharmaceuticals	4.2%
Aerospace & Defense	3.5%
Affiliated Mutual Fund - Short-Term Investment (3.4% represents investments purchased with collateral from securities on loan)	3.4%
Interactive Media & Services	3.4%
Beverages	3.4%
Health Care Equipment & Supplies	3.0%
Personal Care Products	3.0%
Food Products	2.8%
Wireless Telecommunication Services	2.8%
Media	2.7%
Specialized REITs	2.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	2.4%
Construction Materials	2.2%
Consumer Finance	2.1%
Ground Transportation	2.0%
Residential REITs	1.9%
Commercial Services & Supplies	1.6%
Household Products	1.5%
Specialty Retail	1.5%
Health Care Providers & Services	1.4%
Metals & Mining	1.0%
Electric Utilities	0.9%
Entertainment	0.9%
Biotechnology	0.8%
Automobiles	0.6%
Others*	0.1%
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
*
Consists
of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization”).
In connection with the Reorganization,
AST Large-Cap Core Portfolio
changed its name to AST Large-Cap Equity Portfolio
.
The Reorganization was completed on January 27, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS228_AR

Advanced Series Trust
AST Cohen & Steers Realty Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Cohen & Steers Realty Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Cohen & Steers Realty Portfolio	$112	1.08%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, interest rates influenced share prices, with the market focused on the prospect of a monetary policy pivot from the
US Federal Reserve, which arrived with a rate cut of 50 basis points in September 2024.
■
During the reporting period, the economy continued to expand with low unemployment.
■
Commercial real estate fundamentals remained healthy, with steady demand and limited new supply in most sectors.
■
Leading contributors to the Portfolio’s performance relative to the FTSE NAREIT All-Equity REITs Index included an overweight position in Iron
Mountain, which reported earnings results indicating strength in its data center leasing business. Stock selection in the health care and data center sectors also helped performance, as did overweight positions in those sectors.
■
Detractors included an overweight position in telecommunications, which was pressured by rising interest rates during the year ended
December 31, 2024. An underweight in shopping centers also hindered performance, as these companies benefited from a resilient consumer.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares
.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	6.67%	4.37%	6.10%
S&P 500 Index*	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 469,507,153
Number of portfolio holdings	35
Total advisory fees paid for the year	$ 4,104,836
Portfolio turnover rate for the year	37%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Specialized REITs	43.7%
Residential REITs	16.6%
Health Care REITs	14.1%
Retail REITs	10.7%
Industrial REITs	8.3%
Affiliated Mutual Fund - Short Term Investment (5.6% represents investments purchased with collateral from securities on loan)	6.5%
Casinos & Gaming	2.5%
Office REITs	1.4%
Hotel & Resort REITs	1.3%
Health Care Facilities	0.2%
105.3%
Liabilities in excess of other assets	(5.3)%
100.0%
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization
”).
In connection with the Reorganization,
AST Large-Cap Core Portfolio
changed its name to AST Large-Cap Equity Portfolio
.
The Reorganization was completed on January 27, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS155_AR

Advanced Series Trust
AST Emerging Markets Equity Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Emerging Markets Equity Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Emerging Markets Equity Portfolio	$135	1.32%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities underperformed US equities by a rather wide margin during the reporting period, as slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities gained and outperformed international equities, despite economic struggles in China, which were offset by optimism over the potential policy response such as monetary easing.
■
For the reporting period, the Portfolio underperformed the MSCI Emerging Markets Index (GD) (the Index).
■
Country allocations had the largest negative impact on returns relative to the Index. Specifically, each of the Portfolio’s subadvisors had overweight allocations to Indonesia and Mexico, the latter of which benefited from expectations that the US would look to move supply channels
(especially semiconductor supply channels) from China to more local markets. However, Mexico started to underperform late in the reporting period when it became apparent that Donald Trump had a significant chance to win the US presidential election. Fears that goods coming from
Mexico would face US tariffs began to take hold and the subadvisors’ allocation to Mexico ultimately detracted from performance.
■
Additionally, security selection within China detracted from performance for all three subadvisors due to underexposure to strong-performing consumer discretionary stocks. Measures taken by the Chinese government to increase economic stimulus bolstered investor confidence that the Chinese consumer may recover, pushing consumer discretionary stocks significantly higher following several years of underperformance.
However, most managers, including the subadvisors, lacked confidence in future Chinese growth and maintained underweight allocations to consumer discretionary stocks as their prices become more dependent on government policy rather than company fundamentals. The
Portfolio’s underweight allocation to the consumer discretionary sector had a negative impact on relative returns
for the reporting period.
■
AQR Capital Management, LLC, a subadvisor to the Portfolio, utilized liquid futures, forwards, and swaps contracts to gain country and currency exposure and these contracts had a negative impact on returns during the period. Neither Martin Currie Inc. nor J.P. Morgan Investment
Management Inc., also subadvisors to the Portfolio, utilized derivatives during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	4.65%	-0.83%	1.01%
MSCI Emerging Markets Index (GD)	8.05%	2.10%	4.04%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 202,180,241
Number of portfolio holdings	245
Total advisory fees paid for the year	$ 2,173,352
Portfolio turnover rate for the year	92%

WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS
AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	18.8%
Semiconductors & Semiconductor Equipment	15.5%
Technology Hardware, Storage & Peripherals	6.5%
IT Services	5.4%
Broadline Retail	4.5%
Affiliated Mutual Fund - Short-Term Investment	4.4%
Insurance	4.2%
Interactive Media & Services	4.0%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds	2.9%
Automobiles	2.1%
Metals & Mining	1.9%
Food Products	1.7%
Household Durables	1.7%
Capital Markets	1.6%
Hotels, Restaurants & Leisure	1.5%
Consumer Staples Distribution & Retail	1.4%
Wireless Telecommunication Services	1.3%
Gas Utilities	1.2%
Entertainment	1.2%
Diversified Telecommunication Services	1.0%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.0%
Electric Utilities	1.0%
Automobile Components	1.0%
Consumer Finance	0.9%
Aerospace & Defense	0.8%
Electrical Equipment	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Transportation Infrastructure	0.8%
Machinery	0.7%
Real Estate Management & Development	0.7%
Specialty Retail	0.6%
Financial Services	0.6%
Industrial Conglomerates	0.6%
Construction & Engineering	0.5%
Electronic Equipment, Instruments & Components	0.5%
Others*	2.5%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Co
nsists
of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST International Equity Portfolio. The reorganization was completed on January 13, 2025.
■
The Manager had agreed to contractually limit expenses to 1.31% through June 30, 2024; effective July 1, 2024, contractually limit expenses to
1.33% through June 30, 2025; and, effective December 11, 2024, voluntarily waive 0.33% of its investment management fee through
January 10, 2025. These arrangements were subsequently terminated on January 10, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS208_AR

Advanced Series Trust
AST International Equity Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024
.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$104	1.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as measured by the MSCI EAFE Index, delivered a modest gain of 3.82% in 2024, underperforming US equities by a rather wide margin. Slowing economic momentum contributed to low-single-digit equity returns in Europe, while an end to deflation and corporate governance reforms led to more impressive gains in Japan. Emerging market equities were up 7.5% despite economic struggles in
China, which were offset by optimism over the potential policy response such as potential monetary easing.
■
Risk exposures drove positive returns during the period, as the Portfolio’s overweight exposures to earnings momentum aggregated by the holdings of all underlying subadvisers—Jennison Associates (Jennison), J.P. Morgan Asset Management (JPM), LSV Asset Management
(LSV), MFS Investment Management (MFS), and PGIM Quantitative Solutions (PQS)—added to relative returns. While PQS and MFS incorporated momentum as part of their stock selection process, risk exposures for Jennison, LSV, and JPM were a residual outcome of their stock selection process. In 2024, the international market favored companies that maintained sustainable earnings growth for multiple years over those that exhibited more volatile growth patterns.
■
Security selection within the information technology sector, and specifically the semiconductor industry within that sector, enhanced the
Portfolio’s performance. Given
NVIDIA
’s success in the US market, several international semiconductor component manufacturers and assemblers that
NVIDIA
relies on to produce its artificial intelligence (AI) chips also participated in the AI rally early in the year. Specific subadvisors that benefited from an overweight allocation to these stocks included Jennison, MFS, and JPM. These managers look for growth companies, some of which are domiciled in emerging markets. On the other hand, PQS and LSV did not invest similarly, as these managers tend to focus on undervalued securities. Similar to the US domestic technology companies
, the above-mentioned international semiconductor
component manufacturers and assemblers trade at higher valuations, and most do not meet PQS’ or LSV’s investment criteria.
■
Finally, regarding dividend exposure, PQS utilized liquid futures to gain sector exposures. In 2024, these contracts did not have a significant impact on returns (positive or negative). Jennison, LSV, JPM, and MFS did not use derivatives.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.46%	5.52%	7.25%
MSCI EAFE Index (GD)	4.35%	5.24%	5.71%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 1,236,061,733
Number of portfolio holdings	614
Total advisory fees paid for the year	$ 8,961,670
Portfolio turnover rate for the year	57%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	11.3%
Pharmaceuticals	7.6%
Insurance	5.4%
Semiconductors & Semiconductor Equipment	4.7%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Unaffiliated Exchange-Traded Funds	3.5%
Machinery	3.0%
Textiles, Apparel & Luxury Goods	2.8%
Software	2.5%
Metals & Mining	2.4%
Automobiles	2.4%
Electrical Equipment	2.3%
Diversified Telecommunication Services	2.2%
Hotels, Restaurants & Leisure	2.1%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.0%
Aerospace & Defense	2.0%
Food Products	1.9%
Electric Utilities	1.8%
Consumer Staples Distribution & Retail	1.7%
Specialty Retail	1.6%
Chemicals	1.6%
Electronic Equipment, Instruments & Components	1.5%
Professional Services	1.4%
Trading Companies & Distributors	1.4%
Industrial Conglomerates	1.3%
Industry Classification	% of Net Assets
Broadline Retail	1.3%
Health Care Equipment & Supplies	1.3%
IT Services	1.2%
Household Durables	1.1%
Beverages	1.1%
Construction & Engineering	1.0%
Construction Materials	1.0%
Real Estate Management & Development	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Tobacco	0.9%
Automobile Components	0.8%
Building Products	0.7%
Financial Services	0.7%
Household Products	0.7%
Entertainment	0.7%
Multi-Utilities	0.6%
Personal Care Products	0.6%
Wireless Telecommunication Services	0.6%
Retail REITs	0.5%
Leisure Products	0.5%
Interactive Media & Services	0.5%
Commercial Services & Supplies	0.5%
Others*	3.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the AST Emerging Markets Equity Portfolio (“Target Portfolio”) held on December 11, 2024, shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was
completed on January 13, 2025.
■
In connection with the Reorganization: Putnam Investment Management, LLC replaced LSV Asset Management as a subadviser to the
Portfolio, to serve alongside Massachusetts Financial Services Company, PGIM Quantitative Solutions LLC, J.P. Morgan Investment
Management Inc., and Jennison Associates LLC
; certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio;
the Portfolio’s principal risk disclosure was revised to include Currency Risk and Derivatives Risk as principal risks of the Portfolio; and the Portfolio’s management fee was reduced.

Such reduction in management fees was driven by
subadviser changes and reduction in subadvisory fees paid.
■
The Manager has agreed to contractually limit expenses to 0.98% through June 30, 2024; effective July 1, 2024, contractually limit expenses to
1.03% through June 30, 2025; and, effective December 11, 2024, the Manager agreed to voluntarily waive 0.03% of its investment management fee through Janurary 10, 2025. These arrangements were subsequently terminated on January 10, 2025 in connection with the
Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective January 11, 2025, contractually waive 0.01% of its investment management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS188_AR

Advanced Series Trust
AST Large-Cap Equity Portfolio
(Formerly, AST Large-Cap Core Portfolio)
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Large-Cap Equity Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Equity Portfolio	$96	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against a backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. For the first time since 1999, the S&P 500 Index’s returns exceeded 20% for two years in a row. Mega-cap growth technology-related stocks, most notably the “Magnificent Seven,” drove the S&P 500 Index’s outsized returns, underpinned in part by ongoing optimism over the earnings potential of artificial intelligence.
■
The Portfolio’s security selection in the aerospace and defense, textiles and luxury goods, and energy equipment and services sectors was the most significant contributor to the Portfolio’s performance relative to the Russell 1000 Value Index (the Index) during the reporting period. In addition, underweight allocations to the pharmaceuticals, health care providers and services, and chemicals sectors contributed positively to the Portfolio’s performance.
■
The Portfolio’s security selection in the semiconductors, automobiles, and oil, gas, and consumable fuels sectors detracted from its performance relative to the Index during the period. The Portfolio’s overweight allocation to the ground transportation, life sciences tools and services, and biotechnology sectors also detracted from performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	24.15%	12.51%	11.09%
S&P 500 Index	25.02%	14.53%	13.10%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 447,925,618
Number of portfolio holdings	231
Total advisory fees paid for the year	$ 2,362,228
Portfolio turnover rate for the year	73%

WHAT ARE SOME
CHARACTERISTICS
OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.5%
Broadline Retail	4.7%
Financial Services	3.8%
Capital Markets	3.3%
Banks	3.3%
Health Care Equipment & Supplies	3.2%
Unaffiliated Exchange-Traded Funds	2.9%
Insurance	2.7%
Oil, Gas & Consumable Fuels	2.6%
Electric Utilities	2.5%
Aerospace & Defense	2.4%
Biotechnology	2.3%
Pharmaceuticals	2.1%
Automobiles	2.0%
Electrical Equipment	2.0%
Specialty Retail	1.8%
Health Care Providers & Services	1.7%
Hotels, Restaurants & Leisure	1.5%
Ground Transportation	1.4%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.4%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	1.2%
Building Products	1.2%
Consumer Staples Distribution & Retail	1.0%
Food Products	0.9%
Entertainment	0.9%
Household Products	0.9%
Energy Equipment & Services	0.8%
Multi-Utilities	0.8%
Consumer Finance	0.8%
Construction Materials	0.8%
Communications Equipment	0.7%
Industrial Conglomerates	0.7%
Machinery	0.7%
Beverages	0.7%
Specialized REITs	0.6%
Electronic Equipment, Instruments & Components	0.5%
Diversified Telecommunication Services	0.5%
Others*	3.9%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST ClearBridge Dividend Growth Portfolio, AST Cohen & Steers Realty Portfolio, AST MFS Global Equity
Portfolio and AST T. Rowe Price Natural Resources Portfolio (the
“
Target Portfolios
”
) held on December 11, 2024, shareholders of the Target
Portfolios approved the reorganization of the Target Portfolios into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed on
January 27, 2025.
■
In connection with the
Reorganization
: The Portfolio changed its name from AST Large-Cap Core Portfolio to
AST Large-Cap Equity Portfolio
;
ClearBridge Investments,
LLC and Dimensional Fund
Advisors
LP replaced Massachusetts Financial Services Company as subadvisers to the
Portfolio, to serve alongside PGIM Quantitative Solutions LLC and J.P. Morgan Investment Management Inc
.; certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio;
the Portfolio’s principal risk disclosure was
revised to include Focus Risk, Growth Risk, Investment Style Risk, Mid-Sized Company Risk and Value Style Risk as principal risks of the
Portfolio; and the Portfolio’s management fee was reduced
.

Such reduction in management fees was driven by
subadviser
changes and
reduction in subadvisory fees paid.
■
The Manager had contractually agreed to waive 0.015% of its investment management fee and contractually limit expenses to 0.86% through
June 30, 2025. These arrangements were subsequently terminated on January 24, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS235_AR

Advanced Series Trust
AST Large-Cap Growth Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$100	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
The Portfolio underperformed the Russell 1000 Growth Index (the Index) during the period. Relative to the Index, both security selection and allocation decisions detracted from results.
■
Stock selection in the information technology, consumer discretionary, and communications services sectors detracted from performance.
Stock selection in the health care and industrials sectors positively contributed to performance. The Portfolio benefited from an underweight allocation to the consumer staples sector. However, the positive effects of the underweight allocation to the consumer staples sector were offset by the Portfolio’s overweight allocation to the health care sector, which was one of the Index’s lowest-performing sectors during the reporting period.
■
From a style perspective, the Portfolio was positioned with neutral factor exposures. A modest tilt toward momentum securities was rewarded, offset by a slight overweight to value securities, which detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	30.16%	15.38%	15.50%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 8,460,866,256
Number of portfolio holdings	170
Total advisory fees paid for the year	$ 40,250,822
Portfolio turnover rate for the year	46%

WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Software	16.1%
Semiconductors & Semiconductor Equipment	14.8%
Interactive Media & Services	9.9%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.1%
Financial Services	5.5%
Unaffiliated Exchange-Traded Funds	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.9%
Hotels, Restaurants & Leisure	3.4%
Entertainment	3.0%
Automobiles	2.7%
Pharmaceuticals	2.6%
Health Care Equipment & Supplies	2.6%
Capital Markets	1.7%
Consumer Staples Distribution & Retail	1.5%
Specialty Retail	1.4%
Aerospace & Defense	1.3%
Industry Classification	% of Net Assets
Ground Transportation	1.3%
Health Care Providers & Services	1.2%
Biotechnology	1.2%
Life Sciences Tools & Services	0.8%
Insurance	0.8%
Electrical Equipment	0.7%
Beverages	0.6%
Specialized REITs	0.6%
Building Products	0.6%
Chemicals	0.6%
IT Services	0.6%
Communications Equipment	0.6%
Professional Services	0.5%
Others*	2.9%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Mid-Cap Growth Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed
on December 16, 2024.
■
In connection with the Reorganization:
J.P. Morgan Investment Management Inc. and Putnam Investment Management, LLC replaced
Massachusetts Financial Services Company as subadvisers to the Portfolio
, to serve alongside ClearBridge Investments, LLC, Jennison Associates LLC and T. Rowe Price Associates, Inc
.;
c
ertain revisions were made to the Portfolio’s principal investment strategies to reflect the
different mix of subadvisers of the Portfolio
and clarify the types of securities of large-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0483% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. The Manager also agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024 and contractually limit expenses to 0.87% through June 30, 2024.
These arrangements terminated after completion of their terms. Effective July 1, 2024, the Manager contractually agreed to limit expenses to
0.90% through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization.
The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS151_AR

Advanced Series Trust
AST Large-Cap Value Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$85	0.81%
The table does not include charges charged under your variable annuity contract
or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
Stock selection in the financials, consumer discretionary, and technology sectors contributed positively to the Portfolio’s performance relative to the Russell 1000 Value Index. An underweight allocation to the materials sector and an overweight to the financials sector also positively contributed to performance during the reporting period.
■
Stock selection in the consumer staples, industrials, materials, and health care sectors detracted from the Portfolio’s performance relative to the
Index. Additionally, an overweight allocation to energy stocks along with an underweight allocation to industrial stocks weighed negatively on returns.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	9.93%	9.72%	8.82%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 4,035,993,009
Number of portfolio holdings	387
Total advisory fees paid for the year	$ 17,884,778
Portfolio turnover rate for the year	99%

WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Banks	9.1%
Affiliated Mutual Fund - Short-Term Investment (5.8% represents investments purchased with collateral from securities on loan)	7.6%
Oil, Gas & Consumable Fuels	7.3%
Health Care Providers & Services	5.5%
Insurance	3.8%
Financial Services	3.7%
Machinery	3.7%
Chemicals	3.5%
Capital Markets	3.5%
Unaffiliated Exchange-Traded Funds	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Pharmaceuticals	3.0%
Consumer Staples Distribution & Retail	2.6%
Software	2.5%
Aerospace & Defense	2.5%
Consumer Finance	2.2%
Health Care Equipment & Supplies	2.2%
Biotechnology	2.2%
Electric Utilities	2.1%
Multi-Utilities	2.0%
Media	1.6%
Communications Equipment	1.5%
Beverages	1.5%
Life Sciences Tools & Services	1.4%
Construction Materials	1.2%
Automobiles	1.1%
Ground Transportation	1.1%
Household Durables	1.1%
Industry Classification	% of Net Assets
Interactive Media & Services	1.1%
Passenger Airlines	1.1%
Building Products	1.0%
Air Freight & Logistics	1.0%
Specialty Retail	1.0%
Hotels, Restaurants & Leisure	1.0%
Metals & Mining	0.9%
Tobacco	0.8%
Specialized REITs	0.8%
Personal Care Products	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Household Products	0.7%
Wireless Telecommunication Services	0.7%
Food Products	0.7%
Entertainment	0.7%
Diversified Telecommunication Services	0.7%
Containers & Packaging	0.7%
Industrial Conglomerates	0.6%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	0.5%
Trading Companies & Distributors	0.5%
Electrical Equipment	0.5%
IT Services	0.5%
Others*	2.0%
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%
* Consists of Industries that each
make
up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Mid-Cap Value Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed
on December 16, 2024.
■
In connection with the Reorganization: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, J.P. Morgan Investment Management Inc.
and Putnam Investment Management LLC replaced Massachusetts Financial Services Company, T. Rowe Price Associates, Inc. and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC
;
certain revisions
were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio and clarify the types of securities of large-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction
in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.009% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. The Manager also contractually agreed to limit expenses to 0.80% through June 30, 2024. This arrangement terminated after completion of its term. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.82% through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. Effective November 26, 2024 the Manager agreed to voluntarily waive an additional 0.02% of its investments management fee through December 13, 2024. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 14, 2024, the Manager has contractually agreed to waive 0.01% of its management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements
and the Portfolio’s next
prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS169_AR

Advanced Series Trust
AST MFS Global Equity Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST MFS Global Equity Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST MFS Global Equity Portfolio	$114	1.11%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Moderating inflation pressures allowed many global central
banks
to ease monetary policy by cutting interest rates during the reporting period.
However, the pace of disinflation slowed toward the end of the period, particularly in the US. Geopolitical strains remained high amid ongoing conflicts in Ukraine and the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at supporting its property sector and the finances of highly indebted local governments. Also, toward the end of the period, labor markets loosened modestly with more unemployed candidates than job openings, particularly in the US, brightening the inflation outlook as economic growth remained solid. Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and high valuations amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth. Global bond yields climbed in response to the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future US Federal
Reserve interest rate cuts in 2025 were paired back, while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Option Volatility Estimate Index, declined in the fourth quarter after peaking before the US election.
■
Sector allocation and, more significantly, stock selection were the main reasons for the Portfolio’s underperformance relative to MSCI World
Index (the Index), which saw gains driven by a narrow set of stocks. A combination of security selection and an underweight allocation to the information technology sector detracted from relative returns. Security selection in the consumer staples, communication services, consumer discretionary, and industrials sectors also held back relative results. Individual holdings that detracted from relative returns included overweight positions
in
Pernod Ricard SA
and
Heineken N.V
., as well as
lack
of exposure to
NVIDIA Corp
.
■
Not holding any stocks in either the energy or real estate sectors contributed to relative returns. An overweight allocation to the financials sector also supported relative results. Individual holdings contributing to performance included overweight allocations in
Oracle Corp., American
Express Co.
, and
Rolls-Royce Holdings plc
.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.51%	5.66%	7.30%
MSCI EAFE Index (GD)	4.35%	5.24%	5.71%
MSCI World Index (GD)	19.19%	11.70%	10.52%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 562,077,499
Number of portfolio holdings	87
Total advisory fees paid for the year	$ 4,751,261
Portfolio turnover rate for the year	16%

WHAT ARE S
O
ME
CHARACTERISTICS
OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Health Care Equipment & Supplies	9.8%
Capital Markets	8.1%
Chemicals	6.9%
Software	6.5%
Financial Services	5.7%
Beverages	5.2%
Textiles, Apparel & Luxury Goods	4.6%
Ground Transportation	4.1%
Insurance	3.9%
Electrical Equipment	3.9%
IT Services	3.5%
Pharmaceuticals	3.3%
Professional Services	3.3%
Hotels, Restaurants & Leisure	3.3%
Life Sciences Tools & Services	3.2%
Media	2.7%
Aerospace & Defense	2.6%
Interactive Media & Services	2.5%
Industrial Conglomerates	2.2%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Consumer Finance	1.8%
Food Products	1.5%
Machinery	1.3%
Entertainment	1.2%
Diversified Telecommunication Services	1.0%
Household Products	0.9%
Banks	0.9%
Transportation Infrastructure	0.9%
Electronic Equipment, Instruments & Components	0.7%
Broadline Retail	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Automobile Components	0.6%
Air Freight & Logistics	0.6%
U.S. Government Agency Obligations	0.6%
Others*	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%
* Consists of
Industries
that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE
PORTFOLIO
THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization
”). In connection with the Reorganization,
AST Large-Cap Core Portfolio
changed its name to AST Large-Cap Equity Portfolio
.
The Reorganization was completed on January 27, 2025.
■
Effective July 1, 2024, the Manager agreed to voluntarily limit expenses to 1.11%. This arrangement was subsequently terminated on
January 24, 2025 in connection with the Reorganization. The termination of this arrangement did not have an impact on the Portfolio's total annual operating expenses during the period.

For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the
Portfolio’s
next
prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS185_AR

Advanced Series Trust
AST Small-Cap Equity Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Small-Cap Equity Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Equity Portfolio	$106	0.99%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities registered impressive returns in 2024, with the S&P 500 Index gaining 25% against the backdrop of robust economic growth, disinflation progress, and US Federal Reserve interest rate cuts. It was the second straight year of 20% returns for the S&P 500 Index, the first time that has occurred since 1999. Mega-cap growth stocks drove the S&P 500 Index’s outsized returns, underpinned by ongoing optimism over the earnings potential of artificial intelligence.
■
Relative to the Russell 2000 Growth Index (the Portfolio’s performance index prior to December 16, 2024), security selection in the materials, industrials, and energy sectors contributed positively during the reporting period, as did an underweight allocation to the utilities sector and an overweight allocation to the information technology sector.
■
Conversely, security selection in the consumer discretionary, hea
lth care, and information technology sectors detracted from performance during the reporting period. An overweight allocation to financial stocks and an underweight to industrial stocks also weighed negatively on returns.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Ann ual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.86%	8.61%	9.69%
S&P 500 Index*	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
*The Portfolio has added this broad-based index in response to new regulatory
requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net as s ets	$ 2,188,827,974
Number of portfolio holdings	1,918
Total advisory fees paid for the year	$ 8,267,373
Portfolio turnover rate for the year	173%

WHAT AR
E
SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (7.0% represents investments purchased with collateral from securities on loan)	9.6%
Banks	8.1%
Software	7.4%
Biotechnology	5.4%
Semiconductors & Semiconductor Equipment	4.5%
Machinery	4.2%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.3%
Electronic Equipment, Instruments & Components	3.2%
Specialty Retail	3.1%
Hotels, Restaurants & Leisure	2.9%
Unaffiliated Exchange-Traded Funds	2.8%
Capital Markets	2.8%
Commercial Services & Supplies	2.7%
Construction & Engineering	2.5%
Professional Services	2.4%
Aerospace & Defense	2.4%
Financial Services	2.3%
Health Care Equipment & Supplies	2.1%
Energy Equipment & Services	1.9%
Building Products	1.9%
Trading Companies & Distributors	1.8%
Diversified Consumer Services	1.7%
Food Products	1.5%
Industry Classification	% of Net Assets
Consumer Finance	1.4%
Chemicals	1.4%
Household Durables	1.4%
Health Care Providers & Services	1.3%
Pharmaceuticals	1.3%
Consumer Staples Distribution & Retail	1.3%
Electrical Equipment	1.3%
Media	1.2%
Automobile Components	1.0%
Metals & Mining	0.9%
Textiles, Apparel & Luxury Goods	0.7%
Personal Care Products	0.7%
Interactive Media & Services	0.7%
IT Services	0.6%
Electric Utilities	0.6%
Broadline Retail	0.6%
Ground Transportation	0.5%
Construction Materials	0.5%
Life Sciences Tools & Services	0.5%
Gas Utilities	0.5%
Others*	4.8%
107.3%
Liabilities in excess of other assets	(7.3)%
100.0%
* Consists of Industries that each make up less than
0.5
% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Small-Cap Value Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024, shareholders of the
Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The Reorganization was completed
on December 16, 2024.
■
In connection with the Reorganization:
The name of the Portfolio was changed from AST Small-Cap Growth Portfolio to AST Small-Cap Equity
Portfolio
; Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC and
TimesSquare Capital Management LLC replaced Emerald Mutual Fund Advisers Trust, Massachusetts Financial Services Company, UBS
Asset Management (Americas) LLC and Victory Capital Management Inc. as subadvisers to the Portfolio, to serve alongside Driehaus Capital Management LLC
;
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers to the
Portfolio, that the Portfolio will have a broad-based small capitalization equity mandate incorporating both growth and value strategies with direct investments in securities as well as investments in exchange-traded funds and other investment companies, and to clarify the types of securities of small-capitalization companies in which the Portfolio may invest; and the Portfolio’s management fee was reduced.
 Such reduction
in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to limit expenses to 0.98% through June 30, 2024. This arrangement terminated after completion of its term.
The Manager contractually agreed to waive 0.004% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 13, 2024 in connection with the Reorganization. Effective November 26, 2024, the Manager had agreed to voluntarily waive an additional 0.05% of its investment management fee through December 13, 2024. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 14, 2024, the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the
Portfolio’s
next prospectus, which we expect to be available by May 1, 2025 at

www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS176_AR

Advanced Series Trust
AST T. Rowe Price Natural
Resources Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST T. Rowe Price Natural Resources Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Natural Resources Portfolio	$98	0.96%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Natural resources equities had strong results during the year ended December 31, 2024. While oil prices finished lower due to concerns over reduced demand, particularly in China, natural gas prices rose. Gold prices reached all-time highs in October 2024 due to safe-haven demand, while base metals prices were mixed.
■
Stock selection in the electrical components and equipment sector, where Portfolio holdings benefited from increased demand given the critical ties between artificial intelligence and electrification, and in the paper and forest products sector, where Portfolio holdings benefited from favorable housing sentiment, contributed positively to performance relative to the Lipper Global Natural Resources Funds Index (the Index)
during the period. An overweight allocation to oil and gas storage and transportation also contributed positively.
■
Stock selection in the oil and gas equipment and services sector detracted from the Portfolio’s per
f
ormance rel
at
ive to the Index. Selection in
the US mixed exploration and production sector also detracted from performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	3.86%	6.21%	3.87%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Global Natural Resources Funds Index	1.68%	10.26%	4.52%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 193,741,997
Number of portfolio holdings	92
Total advisory fees paid for the year	$ 1,332,990
Portfolio turnover rate for the year	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Country Classification	% of Net Assets
United States (10.1% represents investments purchased with collateral from securities on loan)	85.6%
Canada	13.4%
France	3.9%
Australia	2.1%
United Kingdom	1.5%
Japan	1.2%
Portugal	1.2%
Germany	0.6%
South Africa	0.4%
Mexico	0.3%
110.2%
Liabilities in excess of other assets	(10.2)%
100.0%
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 11, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Large-Cap Core Portfolio (the
“
Reorganization
”).

In connection with the Reorganization, AST Large-Cap Core Portfolio changed its name to AST Large-Cap Equity Portfolio. The Reorganization was completed on January 27, 2025.
■
The Manager agreed to voluntarily limit expenses to 0.939% through June 30, 2024. This arrangement was terminated after completion of this term and its termination did not have an impact on the Portfolio’s total annual operating
expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS181_AR

Advanced Series Trust
AST Bond Portfolio 2025
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2025 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2025	$93	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy
benchmark
, the Bloomberg Fixed Maturity (2025) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.36%	1.94%	2.37%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg Fixed Maturity (2025) Zero Coupon Swaps Index	4.01%	1.10%	2.14%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 42,884,487
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 30,679
Portfolio turnover rate for the year	48%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Short Term Investment	3.7%
98.2%
Other assets in excess of liabilities	1.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTF
OL
IO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its
termination
did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS236_AR

Advanced Series Trust
AST Bond Portfolio 2026
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$93	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its rela tiv
e performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2015 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	4.57%	1.04%	1.95%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index	3.08%	0.65%	2.02%
Portfolio Inception: 01/02/2015.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 20,463,582
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.5%
Short Term Investment	4.4%
97.9%
Other assets in excess of liabilities	2.1%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager ag
re
ed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS249_AR

Advanced Series Trust
AST Bond Portfolio 2027
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$93	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve and duration positioning also contributed positively to the Portfolio’s performance. (A yield
curve is a line graph that illustrates the
relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
There were no material detractors from the Portfolio’s relative performance during the period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures was a modest detractor from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 4, 2016 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	3.78%	0.40%	1.59%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.44%
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index	2.16%	0.21%	1.63%
Portfolio Inception: 01/04/2016.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 41,048,105
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 142,668
Portfolio turnover rate for the year	5%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.9%
Short Term Investment	4.2%
98.1%
Other assets in excess of liabilities	1.9%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management
fee through June 30, 2024. This arrangement
was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS261_AR

Advanced Series Trust
AST Bond Portfolio 2028
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$91	0.90%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve and duration positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s selection in US Treasuries detracted from its relative performance
during the period.
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 3, 2017 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	2.61%	0.39%	1.64%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.29%
Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index	1.31%	-0.22%	1.43%
Portfolio Inception: 01/03/2017.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 68,817,736
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 347,570
Portfolio turnover rate for the year	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.6%
Short Term Investment	3.3%
98.9%
Other assets in excess of liabilities	1.1%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS262_AR

Advanced Series Trust
AST Bond Portfolio 2029
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$92	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s duration positioning also positively contributed to the Portfolio’s performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s selection in US Treasuries and the Portfolio’s yield curve positioning detracted from its relative performance during the period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities
. It is created by plotting
the yields of different maturities for the same type of bonds.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2018 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	1.47%	0.00%	1.44%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	0.97%
Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index	0.62%	-0.63%	1.05%
Portfolio Inception: 01/02/2018.
Since Inception returns are
provided
because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,456,102
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	5%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.3%
Short Term Investment	2.1%
98.4%
Other assets in excess of liabilities	1.6%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS263_AR

Advanced Series Trust
AST Bond Portfolio 2030
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$91	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.) Security selection in US Treasuries also detracted.
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2019 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	1.00%	-0.66%	1.71%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index	-0.13%	-1.05%	1.14%
Portfolio Inception: 01/02/2019.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’
s inc
eption date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 53,035,726
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 214,441
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.6%
Short Term Investment	2.2%
98.8%
Other assets in excess of liabilities	1.2%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS265_AR

Advanced Series Trust
AST Bond Portfolio 2031
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$90	0.90%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its
relative
performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2020 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	0.22%	-1.55%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%
Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index	-0.76%	-1.45%
Portfolio Inception: 01/02/2020.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 72,598,587
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 345,805
Portfolio turnover rate for the year	14%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	97.3%
Short Term Investment	1.0%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS274_AR

Advanced Series Trust
AST Bond Portfolio 2032
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$88	0.88%
The table does not include charges charged under your variable annuity contract or variable life insurance
policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor
to the Portfolio’s performance relative to
its primary strategy benchmark, the Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of cash bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees
(including management fees) were
deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 4, 2021 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	-0.63%	-5.73%
Bloomberg US Aggregate Bond Index	1.25%	-2.19%
Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index	-1.36%	-5.38%
Portfolio Inception:
01/04/2021
.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 69,597,492
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 380,041
Portfolio turnover rate for the year	2%
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.5%
Short Term Investment	1.7%
98.2%
Other assets in excess of liabilities	1.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS275_AR

Advanced Series Trust
AST Bond Portfolio 2033
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios.
You can also request this information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$90	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries also contributed positively to the Portfolio’s performance.
■
The Portfolio’s duration and yield curve positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 3, 2022 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	-1.80%	-6.53%
Bloomberg US Aggregate Bond Index	1.25%	-2.41%
Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index	-1.96%	-6.44%
Portfolio Inception: 01/03/2022.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 4,169,291
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	2%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.1%
Short Term Investment	1.1%
97.2%
Other assets in excess of liabilities	2.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS276_AR

Advanced Series Trust
AST Bond Portfolio 2034
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$90	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 3, 2023 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	-2.51%	0.55%
Bloomberg US Aggregate Bond Index	1.25%	3.37%
Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index	-2.61%	0.40%
Portfolio Inception: 01/03/2023.
Since Inception returns are provided because the Portfolio
has
less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 6,819,773
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	96%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.9%
Short Term Investment	0.4%
95.3%
Other assets in excess of liabilities	4.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS277_AR

Advanced Series Trust
AST Bond Portfolio 2035
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 2,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$91	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve eased policy in September of 2024 with a 50-basis-points
(bps) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US Treasury curve amidst greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to the Portfolio’s performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s security selection in US Treasuries and yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Portfolio’s duration positioning detracted from its relative performance during the period. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates.)
■
During the period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: January 2, 2024 to December 31, 2024 Initial Investment of $10,000

Total Returns as of December 31, 2024
Since Inception (%)
Portfolio	-2.30%
Bloomberg US Aggregate Bond Index	1.25%
Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index	-3.20%
Portfolio Inception: 01/02/2024.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 5,230,754
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	33%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.9%
Short Term Investment	0.9%
95.8%
Other assets in excess of liabilities	4.2%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS278_AR

Advanced Series Trust
AST Core Fixed Income Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$68	0.68%
The table does not include
charges
charged under your variable annuity contract or variable life insurance policies
(each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Significant disinflation progress caused many central banks to begin normalizing monetary policy through interest rate cuts during the reporting period. However, signs that the last push lower could take longer than expected led markets to reprice for fewer interest rate cuts in 2025, pushing bond yields up sharply during the fourth quarter of, and generally higher for, the year ended December 31, 2024. Against this backdrop, government bond returns were negative, while riskier high yield bonds gained as spreads tightened.
■
Sector allocation and security selection were the main drivers of the Portfolio’s outperformance relative to the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to non-agency and agency mortgage-backed securities and structured finance sectors, such as collateralized loan obligations, commercial mortgage-backed securities, and asset-backed securities, were among the largest contributors to performance. Security selection in structured finance sectors was similarly additive.
■
Emerging markets debt selection detracted from performance.
■
The Portfolio used derivatives such as swaps, forwards, and futures to help manage duration positioning and yield curve exposure during the reporting period. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk. In aggregate, these positions detracted from performance.

HOW HAS THE PORTFOLIO PERFORMED
OVER
THE
PAST
10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	1.44%	-0.93%	1.72%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,798,277,400
Number of portfolio holdings	2,760
Total advisory fees paid for the year	$ 16,114,040
Portfolio turnover rate for the year	266%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	18.1
AA	51.0
A	12.0
BBB	16.7
BB	1.2
B	0.8
NR	0.5
Cash/Cash Equivalents	(0.3)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST Global Bond Portfolio and AST High Yield Portfolio (the
“
Target Portfolios
”
) held on December 18,
2024, shareholders of the Target Portfolios approved the reorganization of the Target Portfolios into the Portfolio (the
“
Reorganization
”
). The
Reorganization was completed on February 10, 2025.
■
In connection with the Reorganization: J.P. Morgan Investment Management Inc. was added as a subadviser to the Portfolio, to serve alongside
PGIM Fixed Income, PGIM Limited, Wellington Management Company LLP, Western Asset Management Company Limited, and Western Asset
Management Company, LLC;
the Portfolio’s principal investment strategies were revised to reflect the different mix of subadvisers to the
Portfolio and that the Portfolio may invest in other pooled investment vehicles; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0404% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on September 27, 2024 in connection with the Reorganization. The Manager also contractually agreed to limit expenses to 0.68% through June 30, 2024. This arrangement terminated after completion of its term. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.72% through June 30, 2025. This arrangement was subsequently terminated on September 27,
2024 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS203_AR

Advanced Series Trust
AST Government Money Market Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$59	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies
(
each
, a
Contract
). Because Contract charges are not included, the
total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 824,998,382
Number of portfolio holdings	86
Total advisory fees paid for the year	$ 2,532,793
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	42.9%
U.S. Government Agency Obligations	32.1%
U.S. Treasury Obligations	25.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS154_AR

Advanced Series Trust
AST High Yield Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST High Yield Portfolio (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST High Yield Portfolio	$88	0.85%
The table does not include charges
charged
under your variable annuity contract or
variable
life insurance
policies
(each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Significant disinflation progress caused many central banks to begin normalizing monetary policy through interest rate cuts during the reporting period. However, signs that the last push lower could take longer than expected led markets to reprice for fewer interest rate cuts in 2025, pushing bond yields up sharply during the fourth quarter of, and generally higher for, the year ended December 31, 2024. Against this backdrop, government bond returns were negative, while riskier high yield bonds gained as spreads tightened.
■
During the reporting period an overweight allocation to, and security selection within, emerging markets high yield, and security selection in the telecommunications, electric utilities, aerospace/defense, and cable/satellite sectors contributed positively to performance.
■
Security selection in the retailers and supermarkets, media and entertainment, other industrials, and chemicals sectors was the primary detractor from performance.
■
During the reporting period, the Portfolio used derivatives such as swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly detracted from performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.57%	2.81%	4.50%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
ICE BofA US High Yield Master II Index	8.22%	4.04%	5.08%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 243,257,853
Number of portfolio holdings	816
Total advisory fees paid for the year	$ 1,887,190
Portfolio turnover rate for the year	66%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	0.5
AA	0.6
BBB	1.2
BB	38.5
B	33.9
CCC and Below	15.9
NR	5.1
Cash/Cash Equivalents	4.3
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization
(NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 18, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Core Fixed Income Portfolio (the
“
Reorganization
”
). The Reorganization was completed on February 10, 2025.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS162_AR

Advanced Series Trust
AST Investment Grade Bond Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$70	0.69%
The table does not include charges charged under your variable annuity
contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT
AFFECTED
THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve’s easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US 5-10 Year Gov’t/Credit
Index during the reporting period. The Portfolio’s position in the AST PGIM Fixed Income Central Portfolio—along with its overweight allocation to, and security selection in, the non-agency collateralized mortgage-backed securities AAA rated and collateralized loan obligations
AAA rated sectors—contributed positively to performance. The Portfolio’s yield curve positioning also contributed positively to its performance.
(A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds.)
■
An underweight allocation to US investment grade corporate bonds detracted from the Portfolio’s performance
during the reporting period.
Duration positioning also detracted from the Portfolio’s performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which contributed positively to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	1.95%	1.29%	2.66%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 5-10 Year Government/Credit Bond Index	1.45%	0.03%	1.82%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 7,946,578,131
Number of portfolio holdings	464
Total advisory fees paid for the year	$ 40,210,131
Portfolio turnover rate for the year	99%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	21.0
AA	48.2
A	10.3
BBB	15.6
BB	0.7
B	0.3
NR	0.5
Cash/Cash Equivalents	3.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally
recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
The Manager agreed to voluntarily waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS202_AR

Advanced Series Trust
AST Multi-Sector Fixed Income Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$72	0.72%
The table does not include charges charged under your variable annuity contract or variable
life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve. As demand for yield remained robust, credit spreads largely tightened with US investment grade corporate bonds, as measured by the Bloomberg US Corporate Index, posting total and excess returns of 2.13% and 2.46%, respectively, over the reporting period.
Long-maturity US corporate bonds, as measured by the Bloomberg US Corporate Long Index, posted total and excess returns of -1.95% and
3.11%, respectively, during the period.
■
Security selection in US investment grade corporate bonds and US high yield bonds, along with an overweight allocation to non-agency collateralized mortgage-backed securities AAA rated sectors, were the largest contributors to the Portfolio’s performance relative to the
Portfolio’s Custom Blended Index during the reporting period. Within credit selection, the electric and water, healthcare and pharmaceuticals, and metals and mining sectors also contributed positively to the Portfolio’s performance. The combined impact of the Portfolio’s duration positioning (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve strategies (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) also contributed positively to performance.
■
An overweight allocation to the US investment grade corporate bond sector, along with
security selection in the taxable municipal bond sector,
detracted from the Portfolio’s performance. Within credit selection, the aerospace and defense, cable and satellite, and midstream energy sectors detracted from performance.
■
During the reporting period, the Portfolio used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a positive impact on performance. The Portfolio also used foreign exchange forwards to hedge the currency risk on non-US dollar holdings, which had a negligible impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase or sale of bonds. The use of futures contributed positively to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	0.22%	-0.53%	2.28%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Custom Blended Index**	0.02%	-0.62%	2.36%
Bloomberg US Long Corporate Index	-1.95%	-1.84%	2.20%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Bloomberg US Long Corporate Index (65%) and Bloomberg US Intermediate Corporate Index (35%),
which includes a cap of 7.5% on investments in the financials sector.

WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 10,110,692,535
Number of portfolio holdings	1,075
Total advisory fees paid for the year	$ 49,946,196
Portfolio turnover rate for the year	16%
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	9.6
AA	7.9
A	33.3
BBB	46.9
BB	1.0
B	0.2
Cash/Cash Equivalents	1.1
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS230_AR

Advanced Series Trust
AST Quantitative Modeling Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$80	0.75%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), which is made up of 60% Russell 3000 Index, 15% MSCI EAFE Index, and 25%
Bloomberg US Aggregate Bond Index, an overweight allocation to domestic equities added value as US stocks outperformed both international equities and fixed income during the reporting period. Additionally, an underweight allocation to international equities added value. An underweight to fixed income also added value as the Bloomberg US Aggregate Bond Index lagged global equities by a significant margin. An off-benchmark position in high yield debt contributed positively to performance, as high yield debt outperformed the Bloomberg US Aggregate
Bond Index by a significant margin. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value, given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, as well as the growth/value style components of international equities, were net positives.
■
Exposure to emerging markets equities detracted from performance relative to the Index as emerging market equities lagged developed markets by a significant margin. Off-benchmark positions in natural resources and real estate equities were negative relative contributors to performance, as both natural resource and real estate equities lagged the Russell 3000 Index. Sub-advised segments of the Portfolio generally detracted from the Portfolio’s performance, most significantly in the domestic equity segment. The Portfolio’s investment in the underlying portfolio, AST ClearBridge Dividend Growth Portfolio, detracted from performance. The AST ClearBridge Dividend Growth Portfolio invests in companies that consistently increase their dividends, and positions in the stocks of such companies were outperformed by more speculative stocks. The AST Large Cap Growth Portfolio also underperformed, as growth managers continued to struggle with the domination of the
“Magnificent Seven” mega-cap growth stocks within the Russell 1000 Growth Index. The AST Large Cap Value Portfolio struggled given an underweight allocation to the largest stocks in the Russell 1000 Value Index as mega-cap stocks drove results over the reporting period.
■
Several of the Portfolio’s subadvisors used derivatives during the period to efficiently gain certain market exposures and provide liquidity to shareholders. PGIM Quantitative Solutions, a subadvisor to the Portfolio, manages an active overlay of the Portfolio that used derivatives. This overlay was used to manage cash flows and provide liquidity for the Portfolio. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.14%	7.01%	7.18%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	14.91%	9.15%	8.86%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 684,451,122
Number of portfolio holdings	1,126
Total advisory fees paid for the year	$ 4,373,002
Portfolio turnover rate for the year	92%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	32.3%
U.S. Government Agency Obligations	5.1%
Semiconductors & Semiconductor Equipment	4.5%
Software	4.2%
Banks	3.9%
Unaffiliated Funds	3.6%
Commercial Mortgage-Backed Securities	3.5%
Technology Hardware, Storage & Peripherals	2.9%
Collateralized Loan Obligations	2.7%
Interactive Media & Services	2.4%
Automobiles	2.3%
Unaffiliated Exchange-Traded Funds	2.2%
Pharmaceuticals	1.9%
Financial Services	1.6%
Broadline Retail	1.6%
Capital Markets	1.5%
Oil, Gas & Consumable Fuels	1.3%
Insurance	1.2%
Aerospace & Defense	1.0%
Consumer Staples Distribution & Retail	0.9%
Health Care Equipment & Supplies	0.9%
U.S. Treasury Obligations	0.9%
Industry Classification	% of Net Assets
Specialty Retail	0.8%
Entertainment	0.8%
Hotels, Restaurants & Leisure	0.8%
Machinery	0.8%
Health Care Providers & Services	0.7%
Electric Utilities	0.7%
Pipelines	0.6%
Real Estate Investment Trusts (REITs)	0.6%
Biotechnology	0.6%
Chemicals	0.6%
Electrical Equipment	0.5%
Oil & Gas	0.5%
Household Products	0.5%
IT Services	0.5%
Food Products	0.5%
Others*	10.4%
Options Purchased	0.0%**
Options Written	(0.0)%**
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 7, 2024, the contractual management fee schedule was amended such that management fees were reduced, as follows:
Contractual Management Fee:
Effective December 7, 2024:

0.7225% of average daily net assets to $500 million;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% over $10 billion of average daily net assets.
Prior to December 7, 2024:

0.7325% of average daily net assets to $300 million;

0.7225% on next $200 million of average daily net assets;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% over $10 billion of average daily net assets.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS217_AR

Advanced Series Trust
AST Advanced Strategies Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Advanced Strategies Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Advanced Strategies Portfolio	$77	0.73%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), tactical asset allocation, including an overweight allocation to US equities, which experienced a strong rally during the reporting period, contributed positively to performance. The Portfolio’s underweight allocation to international equities, which were particularly weak in the fourth quarter, also contributed to underperformance relative to the Index. An underweight allocation to US bonds and Treasury inflation-protected securities also contributed to the Portfolio’s performance, as both sectors lagged the Index. Off-benchmark positions in high yield debt and emerging market bonds were additive as both outperformed the Bloomberg
US Aggregate Index component of the Index. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve was the largest contributor, given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. The US Real Estate sleeve added value, outperforming the Wilshire US REIT Total Return Index portion of the Index. Within equities, modest outperformance within the core segments, both domestic and international, as well as the growth/value style components of international was a net positive.
■
The timing of the Portfolio’s active exposure to real estate investment trusts (REITs), particularly the Portfolio’s overweight allocation to REITs late in the fourth quarter, detracted from the Portfolio’s performance as the asset class experienced a large sell-off. An off-benchmark position in emerging market equities detracted from performance as emerging market equities lagged international markets by a wide margin during the reporting period. Cash exposures and the magnitude and timing of cash positions also detracted from the Portfolio’s performance. Dividend growth strategies within the US Equity segments detracted as investors preferred more speculative and growth-oriented investments. The AST
Large Cap Growth Portfolio underperformed as growth managers continued to struggle with the domination of the Magnificent Seven stocks within the Russell 1000 Growth Index. The AST Large Cap Value Portfolio struggled given an underweight allocation to the largest stocks in the benchmark as mega-cap stocks drove results.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	11.00%	5.94%	6.81%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	11.26%	7.33%	7.12%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell
3000
Index (40%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (25%),
Wilshire US REIT Total Return Index (3.33%), Bloomberg US TIPS Index (3.33%), Bloomberg Commodity Total Return Index (3.33%), and ICE BofA US 3-Month Treasury Bill
Index (5%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 5,599,014,582
Number of portfolio holdings	1,674
Total advisory fees paid for the year	$ 29,197,314
Portfolio turnover rate for the year	87%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.6% represents investments purchased with collateral from securities on loan)	30.0%
U.S. Treasury Obligations	13.0%
Unaffiliated Exchange-Traded Funds	9.2%
Unaffiliated Funds	4.4%
Banks	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Collateralized Loan Obligations	2.9%
Software	2.7%
Pharmaceuticals	1.9%
Technology Hardware, Storage & Peripherals	1.8%
Options Purchased	1.7%
Interactive Media & Services	1.5%
Insurance	1.5%
Oil, Gas & Consumable Fuels	1.3%
Capital Markets	1.1%
Broadline Retail	1.1%
Specialized REITs	0.9%
Financial Services	0.9%
Automobiles	0.9%
Aerospace & Defense	0.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.8%
Machinery	0.8%
Health Care Equipment & Supplies	0.7%
Consumer Staples Distribution & Retail	0.7%
Specialty Retail	0.6%
Entertainment	0.6%
Electrical Equipment	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Retail REITs	0.6%
Electric Utilities	0.6%
Sovereign Bonds	0.5%
Biotechnology	0.5%
Chemicals	0.5%
Industrial REITs	0.5%
Others*	11.0%
Options Written	(0.0)%**
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced LSV Asset Management as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, PGIM Real Estate, and PGIM Quantitative
Solutions LLC
;
certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the
Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0902% of its investment management fee and to contractually limit its investment management fee to 0.66% through June 30, 2025. These arrangements were subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager voluntarily agreed to waive an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective December 7, 2024, the Manager contractually agreed to waive 0.05% of its investment management fee through June 30, 2026.
■
Total annual portfolio operating expenses decreased from 0.87% as of December 31, 2023 to 0.73% as of December 31, 2024. The decrease in total annual portfolio operating expenses was primarily due to an increase in the fund expense waiver including acquired fund fee waiver.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS196_AR

Advanced Series Trust
AST Balanced Asset Allocation Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$82	0.77%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, overall tactical asset allocation positively contributed to performance as timely shifts in international equity exposure added value during the reporting period. An underweight position in fixed income and an overweight position in equities also benefited performance. Exposure to the S&P 500 Index via the Overlays segment added value as the S&P 500 Index outperformed the Russell 1000 Index. Off-benchmark allocations to high yield bonds and emerging market debt also added value. Subadvisor allocations were generally positive, most notably within fixed income. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value given its strategic overweight allocations to sectors such as the outperforming high yield segment. Additional positive contributions within fixed income came from exposures to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, was a net positive.
■
Cash exposure detracted from relative returns, as did off-benchmark exposure in commodities and natural resources. Underperformance within the domestic equity styles (growth/value) segments of the Portfolio also detracted. The AST Large Cap Growth Portfolio, an underlying fund the Portfolio invests in, was the most significant detractor as growth managers continued to struggle with the domination of the Magnificent
Seven stocks within the Russell 1000 Growth Index. Less
impactful
, but still notable, another underlying fund, the AST Large Cap Value
Portfolio, underperformed its Russell 1000 Value Index.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	11.90%	6.47%	6.66%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	12.08%	7.31%	7.42%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (48%), MSCI EAFE Index (GD) (12%), and Bloomberg US Aggregate Bond
Index (40%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 24,474,016,698
Number of portfolio holdings	2,987
Total advisory fees paid for the year	$ 66,972,544
Portfolio turnover rate for the year	138%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	40.6%
Unaffiliated Exchange-Traded Funds	11.3%
U.S. Treasury Obligations	7.7%
Collateralized Loan Obligations	4.3%
Banks	3.1%
Semiconductors & Semiconductor Equipment	2.7%
Software	2.4%
Technology Hardware, Storage & Peripherals	1.6%
Pharmaceuticals	1.6%
Interactive Media & Services	1.4%
Insurance	1.2%
Oil, Gas & Consumable Fuels	1.2%
Capital Markets	1.2%
Sovereign Bonds	1.1%
Broadline Retail	1.0%
Financial Services	0.8%
Aerospace & Defense	0.8%
Automobiles	0.8%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.7%
Machinery	0.7%
Health Care Equipment & Supplies	0.7%
Specialty Retail	0.6%
Consumer Staples Distribution & Retail	0.6%
Entertainment	0.6%
U.S. Government Agency Obligations	0.6%
Electric Utilities	0.5%
Biotechnology	0.5%
Health Care Providers & Services	0.5%
Electrical Equipment	0.5%
Others*	10.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST T. Rowe Price Asset Allocation Portfolio (the
“
Target Portfolio
”
) held on November 26, 2024,
shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The
Reorganization was completed on December 9, 2024.
■
In connection with the Reorganization: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and
Wellington Management Company LLP as a subadviser to the Portfolio, to serve alongside PGIM Quantitative Solutions LLC, Jennison
Associates LLC, PGIM Fixed Income and J.P. Morgan Investment Management Inc.
;
certain revisions were made to the Portfolio’s principal
investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0204% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the Reorganization. The Manager contractually agreed to limit expenses to
0.89%, and also voluntarily agreed to waive an additional 0.0005% of its investment management fee through June 30, 2024. These arrangements terminated after completion of their terms. Effective November 26, 2024, the Manager voluntarily agreed to waive an additional
0.04% of its investment management fee. This arrangement was subsequently terminated on December 6, 2024 in connection with the
Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS192_AR

Advanced Series Trust
AST Global Bond Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Global Bond Portfolio (the “Portfolio”) for the period of January 1,
2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Global Bond Portfolio	$87	0.86%
The table does not include charges charged under your variable annuity contract or variable
life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Disinflation progress caused many central banks to begin normalizing monetary policy by cutting interest rates during the reporting period.
However, signs that further disinflation could take longer than expected led markets to reprice for fewer interest rate cuts in 2025, pushing bond yields up sharply in the fourth quarter. Against this back
dr
op, government bond returns were negative in 2024, while riskier high yield bonds gained as spreads tightened.
■
The Portfolio’s multi-sector bond strategy and credit selection were positive contributors to performance. With respect to sector allocations, gains were driven by an overweight allocation to investment grade credit and securitized products. An overweight allocation to the shorter-maturity segment of the corporate credit curve and a bias towards lower-quality investment grade corporate bonds also contributed, as
BBB-rated bonds outperformed higher-rated bonds. In rates, a longer interest position was a positive contributor to performance, particularly in the second half of 2024, benefiting from a rally in shorter-term rates in the third quarter and a sharp sell-off in longer-dated bonds in the fourth quarter.
■
An underweight allocation to Chinese duration bonds and an overweight allocation to UK gilts in the fourth quarter of 2024 detracted from performance. The Portfolio’s currency strategies detracted due to a short bias against the US dollar relative to G10 currencies, in particular to the Japanese yen.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: July 13, 2015 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	2.74%	-0.26%	1.62%
Bloomberg Global Aggregate USD Hedged Index	3.39%	0.48%	2.16%
Portfolio Inception: 07/13/2015.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 271,074,271
Number of portfolio holdings	2,551
Total advisory fees paid for the year	$ 2,967,020
Portfolio turnover rate for the year	365%

WHAT ARE SOME CHARACTERISTICS OF THE P
O
RTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	25.4
AA	29.6
A	15.6
BBB	22.5
BB	4.4
B	0.6
CCC and Below	0.2
NR	4.5
Cash/Cash Equivalents	(2.8)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of the Portfolio held on December 18, 2024, shareholders of the Portfolio approved the reorganization of the
Portfolio into the AST Core Fixed Income Portfolio (the
“
Reorganization
”
). The Reorganization was completed on February 10, 2025.
■
The Manager contractually agreed to limit expenses to 0.84% through June 30, 2024. This arrangement terminated after completion of its term.
The Manager contractually agreed to waive 0.045% of its investment management fee and to limit expenses to 0.90% through June 30, 2025.
These arrangements were subsequently terminated on February 7, 2025 in connection with the Reorganization. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS253_AR

Advanced Series Trust
AST Preservation Asset
Allocation Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Preservation Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation Portfolio	$86	0.83%
The table does not include charges charged under your variable annuity contract or variable
life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), overall tactical asset allocation contributed positively to performance, helped by timely shifts in international equity exposure during the reporting period. An underweight position in fixed income and an overweight position in equities also benefited performance. Exposure to the S&P 500 Index via the Overlays segment added value, as the S&P 500 Index outperformed the Russell 1000 Index during the period. Additionally, off-benchmark high yield bond and emerging market debt exposure added value. Subadvisor allocations were generally positive, most notably within fixed income. This included the PGIM Core Plus Bond component of the PGIM Fixed Income sleeve, which added value given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, was a net positive.
■
During the reporting period, cash exposure was a minor detractor from the Portfolio’s performance relative to the Index. Off-benchmark exposure in commodities and natural resources detracted, as did the domestic equity styles (growth/value) segments of the Portfolio. The AST
Large Cap Growth Portfolio, an underlying fund the Portfolio invests in, was the most significant detractor as growth managers continued to struggle with the domination of the Magnificent Seven stocks within the Russell 1000 Growth Index. Less impactful, but still notable, another underlying fund, the AST Large Cap Value Portfolio, underperformed its benchmark, the Russell 1000 Value Index.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.80%	3.34%	4.34%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Custom Blended Index**	7.47%	4.17%	4.94%
S&P 500 Index	25.02%	14.53%	13.10%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (28%), MSCI EAFE Index (GD) (7%), and Bloomberg US Aggregate Bond
Index (65%).
WHAT ARE S
OM
E KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,322,529,510
Number of portfolio holdings	2,085
Total advisory fees paid for the year	$ 19,769,624
Portfolio turnover rate for the year	70%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	52.2%
Collateralized Loan Obligations	10.5%
Unaffiliated Exchange-Traded Funds	8.8%
U.S. Treasury Obligations	2.9%
Banks	2.4%
Sovereign Bonds	1.9%
Semiconductors & Semiconductor Equipment	1.4%
Software	1.2%
Pharmaceuticals	0.9%
Technology Hardware, Storage & Peripherals	0.8%
Interactive Media & Services	0.7%
Insurance	0.6%
Capital Markets	0.6%
Electric	0.6%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
U.S. Government Agency Obligations	0.6%
Commercial Mortgage-Backed Securities	0.5%
Broadline Retail	0.5%
Aerospace & Defense	0.5%
Automobiles	0.5%
Financial Services	0.5%
Others*	11.1%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC,
PGIM Fixed Income, and PGIM Quantitative Solutions LLC
;

certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0207% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager also voluntarily agreed to waive an additional 0.0005% of its investment management fee and contractually agreed to limit expenses to 0.89% through
June 30, 2024. These arrangements were terminated after completion of their respective terms. Effective July 1, 2024, the Manager contractually agreed to limit expenses to 0.90% through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The termination of these arrangements did not have any impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS193_AR

Advanced Series Trust
AST Prudential Growth
Allocation Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Prudential Growth Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Prudential Growth Allocation Portfolio	$94	0.88%
The table does not include charges charged under your variable annuity contract or variable life insurance
policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, which is made up of 55% Russell 3000 Index, 15% MSCI EAFE Index, and 30% Bloomberg
Aggregate Bond Index, overall tactical asset allocation, including top-level allocation between major asset classes, was a positive contributor to performance. An underweight allocation to fixed income benefited returns as yields were pressured higher by significant volatility. Reduced exposure to international equities, particularly in the second half of the year ended December 31, 2024, also positively contributed to the
Portfolio’s performance. Subadvisor allocations were generally favorable over the period, most notably within fixed income. The PGIM Core
Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value, given its strategic overweight allocations to the outperforming high yield segment. Additional contributions within fixed income came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, as well as the growth/value component of international equities, added to performance.
■
A slight tilt toward value during the first half of the reporting period detracted from performance as growth equities outperformed value equities.
Off-benchmark strategic exposure to real estate was a bigger drag in the first half of the year on rate worries. A modest tilt toward small cap on average was a small drag over the year. Underperformance within the domestic growth equity segment of the Portfolio detracted. The Jennison
Large Cap Growth sleeve was the most significant detractor, as growth managers continued to struggle with the domination of the so-called
“Magnificent Seven” mega-cap technology-related stocks within the Russell 1000 Growth Index.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.69%	6.26%	6.60%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	13.77%	8.45%	8.32%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (55%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (30%).
WHAT ARE SOME KEY PORTFOLIO STA
TI
STICS AS OF 12/31/2024?

Portfolio’s net assets	$ 14,147,380,608
Number of portfolio holdings	3,320
Total advisory fees paid for the year	$ 90,651,654
Portfolio turnover rate for the year	75%

WHAT ARE SOME CHARACTERISTICS OF THE PORTF
O
LIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	22.3%
Unaffiliated Exchange-Traded Funds	12.1%
Semiconductors & Semiconductor Equipment	5.0%
Software	4.7%
Banks	3.9%
Collateralized Loan Obligations	3.8%
Interactive Media & Services	2.8%
Technology Hardware, Storage & Peripherals	2.7%
U.S. Treasury Obligations	2.6%
Pharmaceuticals	2.5%
Broadline Retail	2.0%
Insurance	1.9%
Capital Markets	1.8%
Oil, Gas & Consumable Fuels	1.8%
Financial Services	1.8%
Aerospace & Defense	1.4%
Automobiles	1.3%
Entertainment	1.3%
Hotels, Restaurants & Leisure	1.2%
Consumer Staples Distribution & Retail	1.2%
Health Care Equipment & Supplies	1.2%
Sovereign Bonds	1.1%
Industry Classification	% of Net Assets
Machinery	1.1%
Specialty Retail	1.0%
Biotechnology	0.9%
Electrical Equipment	0.8%
Health Care Providers & Services	0.8%
Electric Utilities	0.7%
IT Services	0.7%
Chemicals	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Ground Transportation	0.6%
Multi-Utilities	0.6%
Food Products	0.5%
Communications Equipment	0.5%
Diversified Telecommunication Services	0.5%
Metals & Mining	0.5%
Others*	10.3%
Options Purchased	0.3%
Options Written	(0.0)%**
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 7, 2024, the contractual management fee schedule was amended such that management fees were reduced, as follows:
Contractual Management Fee:
Effective December 7, 2024:

0.6425% of average daily net assets to $6 billion;

0.6125% on next $4 billion of average daily net assets;

0.5925% on next $2.5 billion of average daily net assets;

0.5725% on next $2.5 billion of average daily net assets;

0.5525% on next $5 billion of average daily net assets;

0.5325% over $20 billion of average daily net assets.
Prior to December 7, 2024:

0.6825% of average daily net assets to $300 million;

0.6725% on next $200 million of average daily net assets;

0.6625% on next $250 million of average daily net assets;

0.6525% on next $2.5 billion of average daily net assets;

0.6425% on next $2.75 billion of average daily net assets;

0.6125% on next $4 billion of average daily net assets;

0.5925% on next $2.5 billion of average daily net assets;

0.5725% on next $2.5 billion of average daily net assets;

0.5525% on next $5 billion of average daily net assets;

0.5325% over $20 billion of average daily net assets.
■
The Manager agreed to voluntarily waive 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of the term and its termination did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS195_AR

Advanced Series Trust
AST Academic Strategies Asset
Allocation Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Academic Strategies Asset Allocation Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Academic Strategies Asset Allocation Portfolio	$106	1.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), tactical asset allocation contributed positively to performance during the reporting period. This included an overweight allocation to US equities, which rallied throughout the year ended December 31, 2024, and an underweight allocation to international equities, particularly during the fourth quarter. An underweight allocation to US bonds and Treasury inflation-protected securities also contributed positively to the Portfolio’s performance as both sectors lagged the Index. Off-benchmark positions in both high yield debt and emerging market bonds aided returns as both outperformed the Bloomberg US Aggregate Index component of the Index. Additionally, off-benchmark exposure to global natural resource stocks and gold contributed as both outperformed broad commodity exposure. Exposure to cash and cash-like instruments were particularly beneficial to the Portfolio’s performance in the fourth quarter as 10-year Treasury notes increased from September lows.
■
From a security selection standpoint, the US Real Estate sleeve was the largest contributor to positive performance. The PGIM Core Plus Bond component of the PGIM Fixed Income sleeve meaningfully added value given its strategic overweight allocation to the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. Within the Portfolio’s core equity sleeve, both domestic and international equities, as well as the growth/value style components of international, contributed positively to performance.
Finally, the Market Participation Strategy within the liquid alternatives sleeve contributed positively to the Portfolio’s performance versus the ICE
BofA Three-Month US Treasury Bill Index, the cash component of the Portfolio’s Index, given the outperformance of equity markets over the period.
■
An overweight to commodities and commodity-sensitive exposures detracted from relative returns, given their poor performance in early 2024 and again in the third quarter. The timing of the Portfolio’s active exposure to real estate investment trusts (REITs), particularly the Portfolio’s overweight allocation to REITs late in the fourth quarter, detracted from the Portfolio’s performance as these securities experienced a large sell-off. An off-benchmark position in emerging market equities for much of the year detracted from the Portfolio’s performance as emerging market equities lagged their developed counterparts by a wide margin. Within the Overlay segment, exposure to the NASDAQ 100 and S&P
Energy Sector ETFs detracted from the Portfolio’s performance. Dividend growth strategies within the US Equity segments detracted as investors preferred more speculative and growth-oriented investments. The Overlay sleeve detracted. The single-largest detractor was the
Currency strategy, followed by the Global Macro and Macro Opportunities strategies.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.71%	3.78%	4.05%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	8.02%	5.62%	5.30%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (20%),
ICE BofA US 3-Month Treasury Bill Index (15%), Wilshire US REIT Total Return Index (9%), Bloomberg US TIPS Index (8%), and Bloomberg Commodity Total Return Index (8%).
WHAT ARE SOME KE
Y P
ORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,330,294,283
Number of portfolio holdings	1,571
Total advisory fees paid for the year	$ 18,317,899
Portfolio turnover rate for the year	100%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan)	25.0%
U.S. Treasury Obligations	15.5%
Unaffiliated Funds	13.1%
Unaffiliated Exchange-Traded Funds	11.3%
Collateralized Loan Obligations	2.7%
Banks	2.4%
Specialized REITs	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Pharmaceuticals	1.7%
Software	1.7%
Retail REITs	1.3%
Insurance	1.1%
Health Care REITs	1.1%
Technology Hardware, Storage & Peripherals	1.0%
Oil, Gas & Consumable Fuels	0.9%
Industrial REITs	0.9%
Residential REITs	0.9%
Interactive Media & Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Automobiles	0.7%
Broadline Retail	0.7%
Hotels, Restaurants & Leisure	0.7%
Aerospace & Defense	0.7%
Financial Services	0.6%
Machinery	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Electrical Equipment	0.5%
Options Purchased	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	10.2%
Options Written	(0.0)%**
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective November 20, 2024 the Board of Trustees of the Advanced Series Trust approved the termination of Western Asset Management
Company/Western Asset Management Company Limited as a subadviser to the Portfolio.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC,
Morgan Stanley Investment Management Inc., PGIM Fixed Income, PGIM Real Estate, PGIM Quantitative Solutions LLC and Systematica Investments Limited, acting as general partner of Systematica Investments LP;
certain revisions were made to the Portfolio’s principal
investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0202% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived an additional 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS191_AR

Advanced Series Trust
AST Capital Growth Asset
Allocation Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Capital Growth Asset Allocation Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Capital Growth Asset Allocation Portfolio	$79	0.74%
The table does not include charges charged under your variable annuity contract or variable
life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index (the Index), overall tactical asset allocation contributed positively to performance, as timely shifts in international equity exposure added value during the reporting period. An underweight position in fixed income and an overweight in equities also benefited performance. Exposure to the S&P 500 Index via the Overlays segment added value, as it outperformed the Russell
1000 Index. Off-benchmark exposure to high yield bonds and emerging market debt also added value. Subadvisor allocations were generally positive, most notably within fixed income, including the PGIM Core Plus Bond component of the PGIM Fixed Income sleeve given its strategic overweight allocation to sectors such as the outperforming high yield segment. Additional positive contributions within fixed income came from exposure to global bonds. Within equities, modest outperformance within the core segments, both domestic and international, was a net positive.
■
During the reporting period, cash exposure was a minor drag to the Portfolio’s performance relative to the Index, as was off-benchmark exposure in commodities and natural resources. Underperformance within the domestic equity styles (growth/value) segments of the Portfolio also detracted. The AST Large Cap Growth Portfolio, an underlying fund in which the Portfolio invests, was the most significant detractor as growth managers continued to struggle with the domination of the Magnificent Seven stocks within the Russell 1000 Growth Index. Less impactful, but still notable, another underlying fund, the AST Large Cap Value Portfolio, underperformed the Russell 1000 Value Index.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares
.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.40%	8.29%	8.02%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index*	14.91%	9.15%	8.86%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).
WHAT ARE SO
ME
KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 12,093,580,845
Number of portfolio holdings	2,337
Total advisory fees paid for the year	$ 64,461,299
Portfolio turnover rate for the year	79%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	37.8%
Unaffiliated Exchange-Traded Funds	11.2%
Semiconductors & Semiconductor Equipment	3.7%
Banks	3.4%
Collateralized Loan Obligations	3.4%
Software	3.3%
Technology Hardware, Storage & Peripherals	2.2%
Pharmaceuticals	2.0%
Interactive Media & Services	1.9%
U.S. Treasury Obligations	1.7%
Insurance	1.6%
Capital Markets	1.6%
Oil, Gas & Consumable Fuels	1.6%
Broadline Retail	1.3%
Financial Services	1.1%
Aerospace & Defense	1.1%
Automobiles	1.0%
Machinery	0.9%
Hotels, Restaurants & Leisure	0.9%
Health Care Equipment & Supplies	0.9%
Industry Classification	% of Net Assets
Specialty Retail	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.7%
Sovereign Bonds	0.7%
Entertainment	0.7%
Biotechnology	0.7%
Health Care Providers & Services	0.7%
Electrical Equipment	0.6%
Chemicals	0.6%
Multi-Utilities	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Food Products	0.5%
Ground Transportation	0.5%
Others*	9.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective December 9, 2024: Putnam Investment Management, LLC replaced Massachusetts Financial Services Company and Wellington
Management Company as subadviser to the Portfolio, to serve alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, PGIM Fixed Income, and PGIM Quantitative Solutions LLC
;

certain revisions were made to the Portfolio’s principal investment strategies to reflect the different mix of subadvisers of the Portfolio; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by subadviser changes and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0202% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on December 6, 2024 in connection with the investment management fee reduction. The Manager also voluntarily waived an additional 0.0005% of its investment management fee through June 30, 2024. The voluntary waiver terminated after completion of its term. The Manager contractually agreed to limit expenses to 0.89% through June 30, 2024. This arrangement terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS190_AR

Advanced Series Trust
AST J.P. Morgan Aggressive
Multi-Asset Portfolio
ANNUAL SHAREHOLDER REPORT – DECE
MB
ER 31, 2024
This annual shareholder report contains important information about the AST J.P. Morgan Aggressive Multi-Asset Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Aggressive Multi-Asset Portfolio	$101	0.95%
The table does not include charges charged under your variable annuity contract or variable life insurance
policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global stock indexes and global fixed income markets produced largely positive returns during the year ended December 31, 2024. Share prices were supported by generally favorable corporate earnings, a softening labor market with more unemployed candidates than job openings, easing inflation pressures, and the beginning of interest-rate-cutting cycles by several major central banks later in the reporting period. Interest rate cutting boosted sentiment, as did optimism surrounding artificial intelligence.
■
For the period from January 1, 2024, through November 13, 2024, the Portfolio’s prior subadvisor, T. Rowe Price, enhanced returns through positive security selection, as allocations to multi-cap growth and US large-cap growth equities were leading contributors to performance relative to the Portfolio’s Custom Blended Index (the Index). In addition, the tactical allocation effect was modestly positive, as Portfolio positioning between equity, fixed income, and cash added value on a relative basis.
■
On the negative side, structural composition detracted from relative performance, as the Portfolio’s out-of-Index exposure to real estate weighed negatively on results. Another leading detractor from performance was security selection among US dividend-paying growth stocks.
■
Since November 14, 2024, when J.P. Morgan assumed subadvisory responsibilities, the Portfolio underperformed due to tactical asset allocation, mainly driven by an equity overweight allocation that was concentrated in the US large- and mid-cap asset classes. Security selection also had a negative impact on performance in aggregate. Global Select and Active Growth ETF strategies were the biggest detractors, while Small Cap Core and International Focus strategies were the biggest contributors.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	12.27%	7.37%	7.79%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index (prior to 11/14/2024)*	15.26%	9.68%	9.27%
Custom Blended Index (effective 11/14/2024)*	15.92%	9.53%	8.75%
*Prior to November 14, 2024, the Portfolio’s Custom Blended Index consisted of the Russell 3000 Index (60%), MSCI EAFE
Index (
GD) (25%), and Bloomberg US Aggregate Bond
Index (15%). Effective November 14, 2024, the Portfolio's Custom Blended Index was revised to include the MSCI World Index (ND) (85%) and Bloomberg US Aggregate Bond Index
(15%) because the Manager believes the updated index composition provides a more appropriate basis for performance comparisons.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/
2
02
4
?

Portfolio’s net assets	$ 2,775,525,649
Number of portfolio holdings	274
Total advisory fees paid for the year	$ 19,690,410
Portfolio turnover rate for the year	240%

WHAT ARE SOME CHARACTERISTICS OF THE PORTF
O
LIO’S HOLDIN
GS A
S OF 12/31/2024?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	54.3%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	3.3%
Banks	3.2%
U.S. Treasury Obligations	2.3%
Capital Markets	1.6%
Insurance	1.4%
Software	1.4%
Chemicals	1.3%
Hotels, Restaurants & Leisure	1.3%
Interactive Media & Services	1.1%
Oil, Gas & Consumable Fuels	1.1%
Beverages	1.0%
Machinery	1.0%
Broadline Retail	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Industry Classification	% of Net Assets
Pharmaceuticals	0.8%
Health Care Equipment & Supplies	0.8%
Aerospace & Defense	0.7%
Electric Utilities	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Financial Services	0.7%
Professional Services	0.7%
Health Care Providers & Services	0.6%
Consumer Staples Distribution & Retail	0.6%
Specialty Retail	0.6%
Food Products	0.5%
Others*	6.2%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE
PORTFOLIO
TH
IS
YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective November 14, 2024:
J.P. Morgan Investment Management Inc. replaced T. Rowe Price Associates, Inc., T. Rowe Price International,
T. Rowe Price Hong Kong, Limited, and T. Rowe Price Japan, Inc. to serve as subadviser to the Portfolio;
t
he Portfolio’s name changed from
AST T. Rowe Price Growth Opportunities Portfolio to AST J.P. Morgan Aggressive Multi-Asset Portfolio
;
the Portfolio’s investment objective
changed from “to seek a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities” to “to seek capital appreciation consistent with its specified level of risk tolerance”
;
certain revisions were made to the Portfolio’s principal investment strategies to reflect the subadviser change including a slight increase in the Portfolio’s global equities exposure and that the Portfolio is expected to allocate a portion of its investments to active ETFs; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by a subadviser replacement and reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.0091% of its investment management fee through June 30, 2025. This arrangement was subsequently terminated on November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived
0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS237_AR

Advanced Series Trust
AST J.P. Morgan Conservative
Multi-Asset Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST J.P. Morgan Conservative Multi-Asset Portfolio (the “Portfolio”) for
the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Conservative Multi-Asset Portfolio	$93	0.90%
The table does not include charges charged under your
variable
annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) performed well during the year ended December 31, 2024, with developed market equities delivering strong returns driven by US economic strength, three consecutive rate cuts by the US Federal Reserve, and investor excitement regarding artificial intelligence (AI). Developed market central banks began normalizing policy through periodic interest rate cuts in 2024; however, resilient growth and persistent inflation tempered expectations for rapid rate cuts, particularly in the US. The US economy outpaced other major regions, and US equity markets were the top performers, bolstered by significant gains in AI stocks and increased earnings expectations. Fixed income markets also saw positive performance, particularly in high yield bonds, although rising yields posed challenges for longer-duration investment-grade credit. Overall, the combination of resilient economic growth and strategic policy responses helped sustain investor confidence and market momentum throughout the year.
■
The Portfolio underperformed its Custom Blended Index, made up of 40% MSCI World Index and 60% US Aggregate Bond Index, by 0.76%
over the reporting period. Tactical asset allocation decisions had a negative impact on performance in aggregate during the period, mainly driven by duration positioning. Security selection had a positive impact on performance in aggregate. The Portfolio’s Value Advantage and
Growth Advantage strategies were the biggest contributors to performance, while the Global Select and International Focus strategies were the most significant detractors.
■
During the period, the Portfolio used forwards and futures to help manage positioning and exposure. The two largest derivative positions in
2024 were in large-cap US equity futures and a long-Italian/short-German government bond futures spread. These two derivative positions modestly contributed to performance.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	6.20%	3.49%	4.14%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Custom Blended Index**	8.16%	4.62%	5.17%
S&P 500 Index	25.02%	14.53%	13.10%
*The Portfolio has added this broad-based index in response to new regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (GD) (40%) and Bloomberg US Aggregate Bond Index (60%).
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 4,176,288,831
Number of portfolio holdings	256
Total advisory fees paid for the year	$ 28,152,719
Portfolio turnover rate for the year	72%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	60.2%
Unaffiliated Exchange-Traded Funds	31.0%
U.S. Treasury Obligations	1.7%
Banks	1.1%
Semiconductors & Semiconductor Equipment	0.5%
Industry Classification	% of Net Assets
Others*	5.8%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective
November 14, 2024
:
The Portfolio’s name changed from AST J.P. Morgan Tactical Preservation Portfolio to AST J.P. Morgan
Conservative Multi-Asset Portfolio
;
the Manager modified the Portfolio’s principal investment strategies to increase investment exposure to global equities and to clarify how the Portfolio may obtain investment exposures to global equities, fixed income and currency markets
; and the
Portfolio’s management fee was reduced. Such reduction in management fees was driven by a reduction in subadvisory fees paid.
■
The Manager contractually agreed to limit expenses to 0.91% through June 30, 2024 and, effective July 1, 2024, to limit expenses to 0.93%
through June 30, 2025. This arrangement was subsequently terminated on November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily waived 0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio's total annual operating expenses during the period. Effective November 14, 2024, the Manager contractually agreed to waive 0.055% of its investment management fee through June 30, 2026.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS157_AR

Advanced Series Trust
AST J.P. Morgan Moderate
Multi-Asset Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST J.P. Morgan Moderate Multi-Asset Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Moderate Multi-Asset Portfolio	$101	0.96%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) performed well
during
the year ended December 31, 2024, with developed market equities delivering strong returns driven in part by US economic strength, three consecutive interest rate cuts by the US Federal Reserve, and investor excitement around artificial intelligence (AI). Developed market central banks began normalizing policy through periodic interest rate cuts in 2024; however, resilient growth and persistent inflation tempered expectations for rapid rate cuts, particularly in the US. The US economy outpaced other major regions, and US equity markets were the top performers, bolstered by significant gains in AI stocks and increased earnings expectations. Fixed income markets also saw positive performance, particularly in high yield bonds, although rising yields posed challenges for longer-duration investment-grade credit. Overall, the combination of resilient economic growth and strategic policy responses helped sustain investor confidence and market momentum throughout the year.
■
The Portfolio underperformed its Custom Blended Index during the reporting period. Tactical asset allocation decisions negatively impacted performance, mainly driven by duration positioning. Security selection also had a negative impact on performance in the aggregate. Underlying equity investments in Global Select and International Focus were the biggest detractors, while Value Advantage and Global Emerging Markets
REI were the biggest contributors.
■
During the reporting period, the Portfolio used forwards and futures to help manage positioning and exposure. The two largest derivative positions in 2024 were large-cap US equity futures and long Italian/short German government bond futures spread, which modestly contributed to performance during the reporting period.

HOW HAS THE PORTFOLIO PERFORMED OVER THE PAST 10 YEARS?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes
that all recurring fees (including management fees) were
deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: December 31, 2014 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	9.83%	5.72%	5.93%
S&P 500 Index	25.02%	14.53%	13.10%
Custom Blended Index (prior to 11/14/2024)*	11.92%	6.90%	6.99%
Custom Blended Index (effective 11/14/2024)*	12.34%	7.29%	7.10%
*Prior to November 14, 2024, the Portfolio’s Custom Blended Index consisted of the MSCI All Country World Index (GD) (65%) and Bloomberg US Aggregate Bond Index (35%).
Effective November 14, 2024, the Portfolio’s Custom Blended Index
was
revised to include the MSCI World Index (ND) (65%) and Bloomberg US Aggregate Bond Index (35%)
because the Manager believes the updated index composition provides a more appropriate basis for performance comparisons.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 2,123,861,520
Number of portfolio holdings	235
Total advisory fees paid for the year	$ 15,339,812
Portfolio turnover rate for the year	105%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	54.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	31.3%
U.S. Treasury Obligations	2.0%
Banks	1.6%
Semiconductors & Semiconductor Equipment	0.8%
Chemicals	0.7%
Capital Markets	0.7%
Industry Classification	% of Net Assets
Insurance	0.6%
Hotels, Restaurants & Leisure	0.5%
Others*	7.6%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
Effective November 14, 2024:
The Portfolio’s name changed from AST J.P. Morgan Global Thematic Portfolio to AST J.P. Morgan Moderate
Multi-Asset Portfolio
;
the Manager modified the Portfolio’s principal investment strategies to, among other things, update the description of the asset classes in which the Portfolio may invest and to clarify how the Portfolio may obtain investment exposures to global equities, fixed income and currency markets
; and the Portfolio’s management fee was reduced. Such reduction in management fees was driven by a reduction in subadvisory fees paid.
■
The Manager contractually agreed to waive 0.048% of its
investment
management fee through June 30,  2025, and effective July 1, 2024 to voluntarily waive an additional 0.022% of its investment management fee. These arrangements were subsequently terminated on
November 13, 2024 in connection with the investment management fee reduction. The Manager voluntarily agreed to waive an additional
0.0005% of its investment management fee through June 30, 2024. This arrangement was terminated after completion of its term. The termination of these arrangements did not have an impact on the Portfolio’s total annual operating expenses during the period.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS199_AR

Advanced Series Trust
AST J.P. Morgan Fixed Income
Central Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST J.P. Morgan Fixed Income Central Portfolio (the “Portfolio”) for the
period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at
(800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$2	0.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Disinflation progress caused many central banks to begin normalizing monetary
policy by cutting interest rates during the summer of 2024.
However, signs that further disinflation could take longer than expected led markets to reprice for fewer rate cuts in 2025, pushing bond yields up sharply in the fourth quarter. Against this backdrop, government bond returns were negative in 2024, with the Bloomberg Global Treasury
Index down 3.58% during the period. With government bonds struggling, the Bloomberg Aggregate Bond Index returned a muted 1.25% while the Bloomberg Global Aggregate Bond Index declined 1.69%. Riskier high yield bonds, as measured by the ICE BofA US High Yield
Constrained Index, gained 8.22% as spreads tightened during the reporting period.
■
The Portfolio outperformed its benchmark index, the Bloomberg US Aggregate TR Index (the Index), during the reporting period.
■
The biggest contributor to the Portfolio’s performance relative to the Index during the reporting period was its bond selection in the Portfolio’s
US Investment Grade Credit Sleeve, with credit spreads tightening in aggregate.
■
The US Treasury and Agency Sleeve also contributed positively to relative returns. Treasury rates rose again in 2024 as inflation remained more persistent than expected in some areas of the economy. Despite negative Treasury returns for the reporting period, the Portfolio was able to add relative value through its bond selection, mainly in Agencies.
■
During the reporting period, the Portfolio utilized liquid futures to obtain bond exposures, which positively impacted returns.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do
not
include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: November 29, 2022 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	2.28%	3.66%
Bloomberg US Aggregate Bond Index	1.25%	3.01%
Portfolio Inception: 11/29/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 3,335,184,511
Number of portfolio holdings	1,241
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	81%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	3.1
AA	62.5
A	11.6
BBB	21.2
BB	1.5
B	0.1
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JPMFICP_AR

Advanced Series Trust
AST PGIM Fixed Income Central Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number
of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond
Index during the reporting period. Overweight allocations to, and security selection in, the non-agency collateralized mortgage-backed securities (CMBS) AAA rated, US investment grade corporate bonds, emerging markets high yield bonds, and non-agency CMBS AA rated sectors were the largest contributors to the Portfolio’s performance. Within credit, selection in the telecom, banking, and healthcare and pharmaceuticals sectors also contributed positively to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. The Portfolio’s security selection in Treasuries and credit selection in the media and entertainment sector also detracted from performance.
■
During the reporting period, the Portfolio used futures and swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures and swaps, in the aggregate, detracted from performance during the reporting period. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a positive impact on the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED SINCE INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: June 27, 2022 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	3.47%	4.01%
Bloomberg US Aggregate Bond Index	1.25%	1.45%
Portfolio Inception: 06/27/2022.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 11,291,762,076
Number of portfolio holdings	3,310
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	70%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	17.0
AA	38.7
A	15.0
BBB	21.6
BB	2.5
B	1.1
CCC and Below	0.1
NR	1.7
Cash/Cash Equivalents	2.3
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2024.
■
At a meeting of the shareholders of AST T. Rowe Price Fixed Income Central Portfolio (the “Target Portfolio”) held on August 23, 2024, shareholders of the Target Portfolio approved the reorganization of the Target Portfolio into the Portfolio (the
“
Reorganization
”
). The
Reorganization was completed on December 9, 2024.
For more complete information, you should review the Portfolio’s current prospectus and any applicable supplements and the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PGIMFICP_AR

Advanced Series Trust
AST Target Maturity Central Portfolio
ANNUAL SHAREHOLDER REPORT – DECEMBER 31, 2024
This annual shareholder report contains important information about the AST Target Maturity Central Portfolio (the “Portfolio”) for the period of
January 1, 2024 to December 31, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$5	0.05%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis points (bps) (one basis point equals 0.01%) rate cut followed by two separate 25-bps cuts. The rate cuts came after a re-steepening of the US
Treasury curve and greater market volatility due to election and fiscal uncertainty. As demand for yield remained robust, credit spreads largely tightened and performance across fixed income sectors was positive.
■
Security selection and sector allocation were the main drivers of the Portfolio’s outperformance versus the Bloomberg US Aggregate Index during the reporting period. An overweight allocation to, and security selection in, the non-agency collateralized mortgage-backed securities
AAA rated, US investment grade corporate bond, asset-backed securities, and collateralized loan obligations AAA rated sectors were the largest contributors to performance. Within credit, selection in the technology, banking, and healthcare and pharmaceuticals sectors contributed positively to performance.
■
Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from the Portfolio’s performance during the reporting period. Within credit, selection in the aerospace and defense sector detracted from performance.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from performance. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a negative impact on the Portfolio’s performance.

HOW HAS THE PORTFOLIO PERFORMED
SINCE
INCEPTION?
The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
The returns do not reflect the deduction
of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
The line graph reflects a hypothetical $10,000 investment in the Portfolio and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower. The returns shown in the chart and table do not include Contract charges. If Contract charges were included, the returns would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Cumulative Performance: April 25, 2022 to December 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of December 31, 2024
	One Year (%)	Since Inception (%)
Portfolio	2.36%	1.47%
Bloomberg US Aggregate Bond Index	1.25%	1.01%
Portfolio Inception: 04/25/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2024?

Portfolio’s net assets	$ 374,954,633
Number of portfolio holdings	611
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2024?

Credit Quality	% of Total Investments
AAA	34.1
AA	32.1
A	12.1
BBB	16.9
BB	1.1
B	0.2
NR	0.5
Cash/Cash Equivalents	3.0
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
,
including
the
Portfolio’s
prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

TMCP_AR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)(1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen Chipman, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $2,372,356 and $2,454,430, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, fees of $0 and $42,167 were billed to the Registrant for services rendered by PwC in connection with matters relating to foreign reclaims attestation paid by Prudential Financial, Inc. and/or its affiliates.

For the fiscal years ended December 31, 2024 and December 31, 2023, fees of $38,000 and $32,000 were billed to the Registrant for the services rendered by PwC in connection with N-14 filings and merger support services.

(c)	Tax Fees

For the fiscal years ended December 31, 2024 and December 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
4(b)	0%	0%
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2024 and December 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7     of this Form.

Items 7 – 11 (Refer to Report below)

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2024

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Emerging Markets Equity Portfolio

AST International Equity Portfolio

AST Large-Cap Equity Portfolio (formerly, AST

Large-Cap Core Portfolio)

AST Large-Cap Growth Portfolio

AST Large-Cap Value Portfolio

AST MFS Global Equity Portfolio

AST Small-Cap Equity Portfolio (formerly, AST

Small-Cap Growth Portfolio)

AST T. Rowe Price Natural Resources Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Clearbridge Dividend Growth Portfolio	A2
	AST Cohen & Steers Realty Portfolio	A8
	AST Emerging Markets Equity Portfolio	A12
	AST International Equity Portfolio	A20
	AST Large-Cap Equity Portfolio	A33
	AST Large-Cap Growth Portfolio	A43
	AST Large-Cap Value Portfolio	A51
	AST MFS Global Equity Portfolio	A63
	AST Small-Cap Equity Portfolio	A69
	AST T. Rowe Price Natural Resources Portfolio	A94

Section B	Notes to Financial Statements
Section C	Report of Independent Registered Public Accounting Firm

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A — Security was purchased pursuant to Rule 144Aunder the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

BATE — CBOE- Europe – BXE Order Books

CDI — Chess Depository Interest

CITI — Citibank, N.A.

CVA — Certificate Van Aandelen (Bearer)

EAFE — Europe, Australasia, Far East

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

LP — Limited Partnership

MLC — Merrill Lynch Capital Services, Inc.

MLP — Master Limited Partnership

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depositary Receipt

NYSE — New York Stock Exchange

OTC — Over-the-counter

PIPE — Private Investments in Public Equity

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

REITs — Real Estate Investment Trust

S&P — Standard & Poor’s

SGMX — Sigma X MTF

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

UTS — Unit Trust Security

XAMS — Amsterdam Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 3.5%
Northrop Grumman Corp.	9,458	$4,438,545
RTX Corp.	42,930	4,967,859

		9,406,404

Automobiles — 0.6%
General Motors Co.	31,383	1,671,772

Banks — 5.0%
JPMorgan Chase & Co.	41,334	9,908,173
PNC Financial Services Group, Inc. (The)	18,052	3,481,328

		13,389,501

Beverages — 3.4%
Coca-Cola Co. (The)	80,789	5,029,923
Diageo PLC (United Kingdom)	127,300	4,045,318

		9,075,241

Biotechnology — 0.8%
Gilead Sciences, Inc.	23,700	2,189,169

Chemicals — 4.6%
Air Products & Chemicals, Inc.	12,400	3,596,496
Linde PLC	15,010	6,284,237
PPG Industries, Inc.	20,029	2,392,464

		12,273,197

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	20,683	4,173,623

Construction Materials — 2.2%
Vulcan Materials Co.	22,441	5,772,498

Consumer Finance — 2.1%
Capital One Financial Corp.	31,200	5,563,584

Electric Utilities — 1.0%
Edison International	31,794	2,538,433

Entertainment — 0.9%
Walt Disney Co. (The)	21,135	2,353,382

Financial Services — 4.9%
Apollo Global Management, Inc.	38,268	6,320,343
Visa, Inc. (Class A Stock)	21,615	6,831,204

		13,151,547

Food Products — 2.8%
Nestle SA, ADR	91,328	7,461,498

Ground Transportation — 2.0%
Union Pacific Corp.	23,545	5,369,202

Health Care Equipment & Supplies — 3.0%
Becton, Dickinson & Co.	35,855	8,134,424

Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	7,616	3,852,630

Household Products — 1.5%
Procter & Gamble Co. (The)	23,730	3,978,335

Insurance — 5.4%
American International Group, Inc.	26,209	1,908,015
MetLife, Inc.	64,829	5,308,199

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	29,781	$7,173,945

		14,390,159

Interactive Media & Services — 3.4%
Alphabet, Inc. (Class A Stock)	29,300	5,546,490
Meta Platforms, Inc. (Class A Stock)	6,200	3,630,162

		9,176,652

Media — 2.7%
Comcast Corp. (Class A Stock)	191,314	7,180,014

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	69,151	2,633,270

Multi-Utilities — 4.4%
DTE Energy Co.	22,400	2,704,800
Sempra	104,792	9,192,354

		11,897,154

Oil, Gas & Consumable Fuels — 10.4%
Enbridge, Inc. (Canada)	198,031	8,402,455
EQT Corp.	69,877	3,222,029
Exxon Mobil Corp.	74,903	8,057,316
Williams Cos., Inc. (The)	150,803	8,161,458

		27,843,258

Personal Care Products — 3.0%
Haleon PLC	1,012,500	4,774,093
Unilever PLC (United Kingdom)	57,200	3,250,140

		8,024,233

Pharmaceuticals — 4.2%
AstraZeneca PLC (United Kingdom)	26,800	3,494,176
Johnson & Johnson	23,052	3,333,780
Merck & Co., Inc.	45,583	4,534,597

		11,362,553

Residential REITs — 1.9%
AvalonBay Communities, Inc.(a)	23,434	5,154,777

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Inc.	42,760	9,913,479
Texas Instruments, Inc.	13,516	2,534,385

		12,447,864

Software — 7.3%
Microsoft Corp.	24,856	10,476,804
Oracle Corp.	31,138	5,188,836
SAP SE (Germany), ADR(a)	16,232	3,996,481

		19,662,121

Specialized REITs — 2.4%
American Tower Corp.	21,661	3,972,844
Public Storage	8,400	2,515,296

		6,488,140

Specialty Retail — 1.5%
Home Depot, Inc. (The)	10,158	3,951,360

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	25,369	6,352,905

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services — 2.8%
T-Mobile US, Inc.	33,800	$7,460,674

TOTAL LONG-TERM INVESTMENTS (cost $212,496,295)		264,379,574

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUND — 3.4%
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $9,183,227; includes $9,099,701 of cash collateral for securities on loan)(b)(wb)	9,188,741	9,183,227

UNAFFILIATED FUND — 0.2%
Fidelity Investments Money Market Government Portfolio (7-day effective yield 4.380%) (Institutional Shares)	396,389	396,389

(cost $396,389)

TOTAL SHORT-TERM INVESTMENTS (cost $9,579,616)		9,579,616

TOTAL INVESTMENTS—102.4% (cost $222,075,911)		273,959,190
Liabilities in excess of other assets — (2.4)%		(6,308,710)

NET ASSETS — 100.0%		$267,650,480

See the Glossary for a list of the abbreviation(s) used in the annual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,883,437; cash collateral of $9,099,701 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,406,404	$—	$—
Automobiles	1,671,772	—	—
Banks	13,389,501	—	—
Beverages	5,029,923	4,045,318	—
Biotechnology	2,189,169	—	—
Chemicals	12,273,197	—	—
Commercial Services & Supplies	4,173,623	—	—
Construction Materials	5,772,498	—	—
Consumer Finance	5,563,584	—	—
Electric Utilities	2,538,433	—	—
Entertainment	2,353,382	—	—
Financial Services	13,151,547	—	—
Food Products	7,461,498	—	—
Ground Transportation	5,369,202	—	—
Health Care Equipment & Supplies	8,134,424	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Providers & Services	$3,852,630	$—	$—
Household Products	3,978,335	—	—
Insurance	14,390,159	—	—
Interactive Media & Services	9,176,652	—	—
Media	7,180,014	—	—
Metals & Mining	2,633,270	—	—
Multi-Utilities	11,897,154	—	—
Oil, Gas & Consumable Fuels	27,843,258	—	—
Personal Care Products	—	8,024,233	—
Pharmaceuticals	7,868,377	3,494,176	—
Residential REITs	5,154,777	—	—
Semiconductors & Semiconductor Equipment	12,447,864	—	—
Software	19,662,121	—	—
Specialized REITs	6,488,140	—	—
Specialty Retail	3,951,360	—	—
Technology Hardware, Storage & Peripherals	6,352,905	—	—
Wireless Telecommunication Services	7,460,674	—	—
Short-Term Investments
Affiliated Mutual Fund	9,183,227	—	—
Unaffiliated Fund	396,389	—	—

Total	$258,395,463	$15,563,727	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Oil, Gas & Consumable Fuels	10.4%
Software	7.3
Insurance	5.4
Banks	5.0
Financial Services	4.9
Semiconductors & Semiconductor Equipment	4.7
Chemicals	4.6
Multi-Utilities	4.4
Pharmaceuticals	4.2
Aerospace & Defense	3.5
Affiliated Mutual Fund (3.4% represents investments purchased with collateral from securities on loan)	3.4
Interactive Media & Services	3.4
Beverages	3.4
Health Care Equipment & Supplies	3.0
Personal Care Products	3.0
Food Products	2.8
Wireless Telecommunication Services	2.8
Media	2.7
Specialized REITs	2.4

Technology Hardware, Storage & Peripherals	2.4%
Construction Materials	2.2
Consumer Finance	2.1
Ground Transportation	2.0
Residential REITs	1.9
Commercial Services & Supplies	1.6
Household Products	1.5
Specialty Retail	1.5
Health Care Providers & Services	1.4
Metals & Mining	1.0
Electric Utilities	1.0
Entertainment	0.9
Biotechnology	0.8
Automobiles	0.6
Unaffiliated Fund	0.2

102.4
Liabilities in excess of other assets	(2.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$8,883,437	$(8,883,437)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES	STATEMENT OF OPERATIONS

as of December 31, 2024	Year Ended December 31, 2024

ASSETS
Investments at value, including securities on loan of $8,883,437:
Unaffiliated investments (cost $212,892,684)	$264,775,963
Affiliated investments (cost $9,183,227)	9,183,227
Receivable for investments sold	2,460,194
Tax reclaim receivable	848,874
Dividends receivable	264,402
Prepaid expenses	4,867

Total Assets	277,537,527

LIABILITIES
Payable to broker for collateral for securities on loan	9,099,701
Payable to affiliate	432,258
Accrued expenses and other liabilities	156,065
Payable for Portfolio shares purchased	111,042
Management fee payable	75,640
Distribution fee payable	11,105
Affiliated transfer agent fee payable	707
Trustees’ fees payable	529

Total Liabilities	9,887,047

NET ASSETS	$267,650,480

Net assets were comprised of:
Partners’ Equity	$267,650,480

Net asset value and redemption price per share, $267,650,480 / 7,442,228 outstanding shares of beneficial interest	$35.96

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $208,932 foreign withholding tax, of which $2,914 is reimbursable by an affiliate)	$9,700,307
Income from securities lending, net (including affiliated income of $65,796)	69,664

Total income	9,769,971

EXPENSES
Management fee	2,877,711
Distribution fee	1,058,686
Professional fees	63,762
Custodian and accounting fees	59,916
Audit fee	30,608
Trustees’ fees	15,389
Shareholders’ reports	10,515
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	35,730

Total expenses	4,161,356
Less: Fee waiver and/or expense reimbursement	(50,817)

Net expenses	4,110,539

NET INVESTMENT INCOME (LOSS)	5,659,432

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(11,126))	88,187,621
Foreign currency transactions	3,540

88,191,161

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $652)	(22,905,395)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	65,285,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,945,198

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,659,432	$11,977,845
Net realized gain (loss) on investment and foreign currency transactions	88,191,161	139,171,592
Net change in unrealized appreciation (depreciation) on investments	(22,905,395)	(61,240,968)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,945,198	89,908,469

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [507,469 and 4,049,832 shares, respectively]	16,885,311	115,884,369
Portfolio shares purchased [9,107,754 and 17,978,510 shares, respectively]	(314,371,435)	(519,403,330)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(297,486,124)	(403,518,961)

TOTAL INCREASE (DECREASE)	(226,540,926)	(313,610,492)
NET ASSETS:
Beginning of year	494,191,406	807,801,898

End of year	$267,650,480	$494,191,406

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$30.81	$26.95	$29.15	$23.04	$22.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.45	0.51	0.48	0.21	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.70	3.35	(2.68)	5.90	0.75 (b)

Total from investment operations	5.15	3.86	(2.20)	6.11	1.04

Net Asset Value, end of year	$35.96	$30.81	$26.95	$29.15	$23.04

Total Return(c)	16.72%	14.32%	(7.55)%	26.52%	4.73%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$268	$494	$808	$1,058	$1,715
Average net assets (in millions)	$423	$661	$938	$1,340	$1,972
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.97%	0.93%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	0.98%	0.96%	0.94%	0.93%	0.92%
Net investment income (loss)	1.34%	1.81%	1.79%	0.84%	1.42%
Portfolio turnover rate(e)	19%	27%	34%	9%	69%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Casinos & Gaming — 2.5%
Boyd Gaming Corp.	98,181	$7,122,050
Caesars Entertainment, Inc.*	144,947	4,844,129

		11,966,179

Health Care Facilities — 0.2%
PACS Group, Inc.*	83,958	1,100,689

Health Care REITs — 14.1%
Healthcare Realty Trust, Inc.(a)	555,272	9,411,861
Omega Healthcare Investors, Inc.(a)	323,026	12,226,534
Welltower, Inc.	352,877	44,473,088

		66,111,483

Hotel & Resort REITs — 1.3%
Host Hotels & Resorts, Inc.(a)	357,354	6,260,842

Industrial REITs — 8.3%
Americold Realty Trust, Inc.	273,236	5,847,250
Lineage, Inc.(a)	43,563	2,551,485
Prologis, Inc.	288,284	30,471,619

		38,870,354

Office REITs — 1.4%
Highwoods Properties, Inc.	217,001	6,635,891

Residential REITs — 16.6%
American Homes 4 Rent (Class A Stock)	175,618	6,571,625
AvalonBay Communities, Inc.(a)	23,289	5,122,881
Equity LifeStyle Properties, Inc.	73,666	4,906,156
Essex Property Trust, Inc.	49,238	14,054,495
Invitation Homes, Inc.	539,474	17,246,984
Sun Communities, Inc.	162,974	20,040,913
UDR, Inc.	225,498	9,788,868

		77,731,922

Retail REITs — 10.7%
Agree Realty Corp.	62,489	4,402,350
Kimco Realty Corp.	352,226	8,252,655
Realty Income Corp.(a)	147,765	7,892,129
Simon Property Group, Inc.	172,179	29,650,945

		50,198,079

Specialized REITs — 43.7%
American Tower Corp.	242,981	44,565,145
Crown Castle, Inc.	250,030	22,692,723
Digital Realty Trust, Inc.	200,906	35,626,661
Equinix, Inc.	26,241	24,742,376

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Extra Space Storage, Inc.	78,827	$11,792,519
Iron Mountain, Inc.	154,041	16,191,250
Lamar Advertising Co. (Class A Stock)	8,151	992,303
Public Storage	50,226	15,039,673
SBA Communications Corp.	14,838	3,023,984
VICI Properties, Inc.	452,308	13,211,917
Weyerhaeuser Co.	613,832	17,279,371

		205,157,922

TOTAL LONG-TERM INVESTMENTS (cost $435,029,421)		464,033,361

SHORT-TERM INVESTMENTS — 6.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	4,391,582	4,391,582
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $26,199,072; includes $26,118,097 of cash collateral for securities on loan)(b)(wb)	26,214,801	26,199,072

TOTAL SHORT-TERM INVESTMENTS (cost $30,590,654)		30,590,654

TOTAL INVESTMENTS—105.3% (cost $465,620,075)		494,624,015
Liabilities in excess of other assets — (5.3)%		(25,116,862)

NET ASSETS — 100.0%		$469,507,153

See the Glossary for a list of the abbreviation(s) used in the annual report

*	Non-income producing security
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,778,127; cash collateral of $26,118,097 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment
(wb)	Represents an investment in a Fund affiliated with the Manager

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Casinos & Gaming	$11,966,179	$—	$—
Health Care Facilities	1,100,689	—	—
Health Care REITs	66,111,483	—	—
Hotel & Resort REITs	6,260,842	—	—
Industrial REITs	38,870,354	—	—
Office REITs	6,635,891	—	—
Residential REITs	77,731,922	—	—
Retail REITs	50,198,079	—	—
Specialized REITs	205,157,922	—	—
Short-Term Investments
Affiliated Mutual Funds	30,590,654	—	—

Total	$494,624,015	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Specialized REITs	43.7%
Residential REITs	16.6
Health Care REITs	14.1
Retail REITs	10.7
Industrial REITs	8.3
Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	6.5
Casinos & Gaming	2.5

Specialized REITs	43.7%
Office REITs	1.4%
Hotel & Resort REITs	1.3
Health Care Facilities	0.2

105.3
Liabilities in excess of other assets	(5.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$25,778,127	$(25,778,127)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES	STATEMENT OF OPERATIONS

as of December 31, 2024	Year Ended December 31, 2024

ASSETS
Investments at value, including securities on loan of $25,778,127:
Unaffiliated investments (cost $435,029,421)	$464,033,361
Affiliated investments (cost $30,590,654)	30,590,654
Foreign currency, at value (cost $2)	2
Dividends receivable	1,598,221
Tax reclaim receivable	193,763
Receivable for Portfolio shares sold	41,352
Prepaid expenses	6,447

Total Assets	496,463,800

LIABILITIES
Payable to broker for collateral for securities on loan	26,118,097
Payable for Portfolio shares purchased	267,523
Accrued expenses and other liabilities	258,432
Payable to affiliate	162,638
Management fee payable	129,385
Distribution fee payable	19,255
Affiliated transfer agent fee payable	707
Trustees’ fees payable	610

Total Liabilities	26,956,647

NET ASSETS	$469,507,153

Net assets were comprised of:
Partners’ Equity	$469,507,153

Net asset value and redemption price per share, $469,507,153 / 26,209,217 outstanding shares of beneficial interest	$17.91

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $55,868 foreign withholding tax, of which $55,868 is reimbursable by an affiliate)	$15,644,809
Affiliated dividend income	196,443
Affiliated income from securities lending, net	69,382

Total income	15,910,634

EXPENSES
Management fee	4,349,957
Distribution fee	1,313,864
Custodian and accounting fees	71,914
Professional fees	64,182
Audit fee	42,953
Trustees’ fees	16,930
Shareholders’ reports	10,625
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	51,388

Total expenses	5,930,852
Less: Fee waiver and/or expense reimbursement	(245,121)

Net expenses	5,685,731

NET INVESTMENT INCOME (LOSS)	10,224,903

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,931))	8,790,471
Foreign currency transactions	(964)

8,789,507

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $5,259)	17,686,639
Foreign currencies	(1,864)

17,684,775

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	26,474,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,699,185

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,224,903	$10,132,898
Net realized gain (loss) on investment and foreign currency transactions	8,789,507	(8,033,816)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,684,775	49,954,780

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,699,185	52,053,862

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,306,961 and 3,528,828 shares, respectively]	74,660,692	54,669,112
Portfolio shares issued in merger [0 and 4,462,717 shares, respectively]	—	70,912,566
Portfolio shares purchased [9,164,985 and 5,757,430 shares, respectively]	(163,488,393)	(88,009,253)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(88,827,701)	37,572,425

TOTAL INCREASE (DECREASE)	(52,128,516)	89,626,287
NET ASSETS:
Beginning of year	521,635,669	432,009,382

End of year	$469,507,153	$521,635,669

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, beginning of year	$16.79	$14.98	$20.07	$14.05	$14.46

Income (Loss) From Investment Operations:
Net investment income (loss)	0.34	0.32	0.19	0.08	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.78	1.49	(5.28)	5.94	(0.63)

Total from investment operations	1.12	1.81	(5.09)	6.02	(0.41)

Net Asset Value, end of year	$17.91	$16.79	$14.98	$20.07	$14.05

Total Return(b)	6.67%	12.08%	(25.36)%	42.85%	(2.84)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$470	$522	$432	$556	$547
Average net assets (in millions)	$526	$489	$509	$544	$502
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	1.08%	1.10%	1.10%	1.08%
Expenses before waivers and/or expense reimbursement	1.13%	1.12%	1.11%	1.11%	1.11%
Net investment income (loss)	1.95%	2.07%	1.11%	0.50%	1.64%
Portfolio turnover rate(d)	37%	42%	46%	42%	89%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 91.2%
Botswana — 0.0%
Choppies Enterprises Ltd.	748,230	$31,674

Brazil — 3.1%
B3 SA - Brasil Bolsa Balcao	743,969	1,236,230
Banco do Brasil SA	466,548	1,809,131
BB Seguridade Participacoes SA	29,000	170,021
Cosan SA	126,492	169,234
Embraer SA, ADR*	5,793	212,487
MercadoLibre, Inc.*	271	460,819
Odontoprev SA	136,570	240,170
Telefonica Brasil SA	70,700	538,909
TIM SA	378,140	891,322
WEG SA	72,700	620,336

		6,348,659

Chile — 0.6%
Antofagasta PLC	26,316	521,307
Banco de Chile	1,583,998	180,028
Banco Santander Chile, ADR	24,115	454,809
Enel Chile SA	629,669	36,405
Latam Airlines Group SA*	2,153,427	29,722

		1,222,271

China — 24.7%
Alibaba Group Holding Ltd.	415,448	4,396,835
Alibaba Group Holding Ltd., ADR	297	25,183
Aluminum Corp. of China Ltd. (Class H Stock)	72,000	41,297
AVIC Electromechanical Systems Co. Ltd. (Class A Stock)^	1,400	—
Bank of China Ltd. (Class H Stock)	267,000	135,866
Bilibili, Inc. (Class Z Stock)*	16,520	298,985
BOC Aviation Ltd., 144A	4,000	30,970
Brilliance China Automotive Holdings Ltd.	134,000	65,304
BYD Co. Ltd. (Class H Stock)	11,000	374,144
China CITIC Bank Corp. Ltd. (Class H Stock)	611,698	421,935
China Coal Energy Co. Ltd. (Class H Stock)	150,000	179,035
China Communications Services Corp. Ltd. (Class H Stock)	738,000	430,939
China Construction Bank Corp. (Class H Stock)	2,531,669	2,097,425
China Galaxy Securities Co. Ltd. (Class H Stock)	144,000	130,104
China Hongqiao Group Ltd.	263,500	395,458
China Life Insurance Co. Ltd. (Class H Stock)	43,000	80,480
China Mengniu Dairy Co. Ltd.	377,000	843,393
China Merchants Bank Co. Ltd. (Class H Stock)	362,000	1,847,786
China Merchants Port Holdings Co. Ltd.	448,000	796,773
China Overseas Land & Investment Ltd.	68,500	108,216
China Pacific Insurance Group Co. Ltd. (Class H Stock)	74,800	240,639

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
China Petroleum & Chemical Corp. (Class H Stock)	1,206,000	$688,040
China Resources Gas Group Ltd.	288,900	1,140,710
China Resources Land Ltd.	106,144	304,715
China Taiping Insurance Holdings Co. Ltd.	549,600	816,431
China Tower Corp. Ltd. (Class H Stock), 144A	978,000	140,456
CITIC Ltd.	47,187	55,383
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	17,180	622,970
ENN Energy Holdings Ltd.	66,600	473,244
Far East Horizon Ltd.	641,000	466,868
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	218,400	1,568,295
Geely Automobile Holdings Ltd.	27,000	50,849
Haier Smart Home Co. Ltd. (Class A Stock)	56,500	219,218
Haier Smart Home Co. Ltd. (Class H Stock)	325,200	1,136,304
Industrial & Commercial Bank of China Ltd. (Class H Stock)	480,000	320,008
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	245,823	1,011,431
JD.com, Inc., ADR	12,334	427,620
JD.com, Inc. (Class A Stock)	56,500	981,022
KE Holdings, Inc., ADR	10,657	196,302
Kingdee International Software Group Co. Ltd.*	110,000	119,536
Kingsoft Corp. Ltd.	115,000	493,798
Kunlun Energy Co. Ltd.	756,000	814,731
Lenovo Group Ltd.	1,010,000	1,298,418
Li Auto, Inc. (Class A Stock)*	56,500	674,870
Meituan (Class B Stock), 144A*	98,120	1,907,784
Midea Group Co. Ltd. (Class A Stock)	144,648	1,482,527
Minth Group Ltd.*	134,000	258,851
NetEase, Inc.	106,300	1,892,122
New Oriental Education & Technology Group, Inc.	6,500	41,457
PDD Holdings, Inc., ADR*	7,977	773,689
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	61,000	30,224
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	275,500	1,617,008
Pop Mart International Group Ltd., 144A	18,600	212,670
Proya Cosmetics Co. Ltd. (Class A Stock)	22,300	257,519
Qifu Technology, Inc., ADR	24,716	948,600
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	53,700	428,691
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	5,700	198,055
Shenzhou International Group Holdings Ltd.	99,800	787,127
Sinopharm Group Co. Ltd. (Class H Stock)	381,200	1,039,720
Sinotruk Hong Kong Ltd.	277,000	809,805
Tencent Holdings Ltd.	133,794	7,140,964

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Tingyi Cayman Islands Holding Corp.	580,000	$753,015
Trip.com Group Ltd., ADR*	7,193	493,871
Vipshop Holdings Ltd., ADR	6,402	86,235
Wuliangye Yibin Co. Ltd. (Class A Stock)	16,200	309,208
Xiaomi Corp. (Class B Stock), 144A*	115,800	507,877
Yum China Holdings, Inc.	5,825	280,590
Zhejiang Supor Co. Ltd. (Class A Stock)	76,606	555,461
Zhongsheng Group Holdings Ltd.	24,500	43,764

		49,818,820

Greece — 0.2%
National Bank of Greece SA	61,464	486,637

Hong Kong — 0.6%
AIA Group Ltd.	77,400	555,953
Hong Kong Exchanges & Clearing Ltd.	17,000	636,289

		1,192,242

Hungary — 0.1%
OTP Bank Nyrt	3,646	199,262

India — 16.7%
ABB India Ltd.	4,775	384,746
Apollo Hospitals Enterprise Ltd.	6,211	528,496
Bajaj Auto Ltd.	9,740	999,248
Bharat Electronics Ltd.	103,819	354,283
Bharat Petroleum Corp. Ltd.	74,709	254,029
Bharti Airtel Ltd.	13,936	258,034
Canara Bank	188,219	219,273
Coal India Ltd.	20,803	93,110
Cummins India Ltd.	3,739	142,600
Embassy Office Parks REIT	173,579	748,736
HCL Technologies Ltd.	75,601	1,688,126
HDFC Asset Management Co. Ltd., 144A	13,916	681,228
HDFC Bank Ltd.	185,529	3,836,797
Hero MotoCorp Ltd.	3,686	178,735
Hindalco Industries Ltd.	85,513	600,074
Hindustan Aeronautics Ltd.	22,636	1,101,699
ICICI Bank Ltd.	84,783	1,266,812
ICICI Lombard General Insurance Co. Ltd., 144A	36,590	762,972
Info Edge India Ltd.	7,183	726,320
Infosys Ltd., ADR	189,913	4,162,893
Kotak Mahindra Bank Ltd.	24,318	506,188
Larsen & Toubro Ltd.	12,530	526,690
MakeMyTrip Ltd.*	2,733	306,861
Maruti Suzuki India Ltd.	4,158	525,960
Mphasis Ltd.	1,719	56,933
Oil & Natural Gas Corp. Ltd.	317,664	886,665
Oracle Financial Services Software Ltd.	4,690	698,057
Petronet LNG Ltd.	120,302	485,526
Power Grid Corp. of India Ltd.	410,752	1,478,425
REC Ltd.	14,577	84,992
Reliance Industries Ltd.	75,326	1,066,813
Shriram Finance Ltd.	26,958	907,487
Tata Consultancy Services Ltd.	57,910	2,763,551
Tech Mahindra Ltd.	57,293	1,137,850

	Shares	Value
COMMON STOCKS (continued)
India (cont’d.)
Titan Co. Ltd.	20,707	$785,001
Trent Ltd.	9,764	810,121
UltraTech Cement Ltd.	4,212	561,047
Varun Beverages Ltd.	15,262	113,556
Vedanta Ltd.	199,600	1,034,319

		33,724,253

Indonesia — 2.8%
Alamtri Resources Indonesia Tbk PT	2,270,100	341,847
Astra International Tbk PT	1,844,500	560,699
Bank Mandiri Persero Tbk PT	1,857,300	653,776
Bank Negara Indonesia Persero Tbk PT	1,069,500	287,832
Bank Rakyat Indonesia Persero Tbk PT	7,253,806	1,831,213
GoTo Gojek Tokopedia Tbk PT*	157,151,400	678,344
Indah Kiat Pulp & Paper Tbk PT	352,000	148,338
Telkom Indonesia Persero Tbk PT	4,423,800	740,482
United Tractors Tbk PT	248,389	412,863

		5,655,394

Malaysia — 0.4%
RHB Bank Bhd	296,900	430,155
Telekom Malaysia Bhd	48,300	71,804
YTL Corp. Bhd	325,500	193,979

		695,938

Mexico — 3.2%
Alfa SAB de CV (Class A Stock)	229,338	165,313
America Movil SAB de CV (Class B Stock)	239,800	171,935
Bolsa Mexicana de Valores SAB de CV	58,533	94,013
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,920	131,789
Grupo Aeroportuario del Pacifico SABde CV (Class B Stock)*	21,356	374,813
Grupo Aeroportuario del Sureste SABde CV, ADR	912	234,959
Grupo Financiero Banorte SAB de CV (Class O Stock)	364,678	2,349,918
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	24,000	50,001
Grupo Mexico SAB de CV (Class B Stock)	86,400	411,385
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	223,343	314,486
Southern Copper Corp.	4,019	366,251
Wal-Mart de Mexico SAB de CV	715,614	1,883,502

		6,548,365

Peru — 0.1%
Credicorp Ltd.	894	163,888

Philippines — 0.1%
Robinsons Retail Holdings, Inc.	96,120	59,820
SM Prime Holdings, Inc.	436,417	188,482

		248,302

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Poland — 1.1%
Bank Polska Kasa Opieki SA	13,674	$457,078
Powszechna Kasa Oszczednosci Bank Polski SA	76,471	1,107,043
Powszechny Zaklad Ubezpieczen SA	43,065	478,365
Santander Bank Polska SA	866	96,133

		2,138,619

Qatar — 0.1%
Commercial Bank PSQC (The)	44,890	53,636
Qatar National Bank QPSC	41,365	196,393

		250,029

Saudi Arabia — 3.3%
Al Rajhi Bank	31,480	791,276
Arab National Bank	164,637	922,230
Banque Saudi Fransi	63,047	265,304
Dr. Sulaiman Al Habib Medical Services Group Co.	2,885	215,131
Elm Co.	717	212,644
Etihad Etisalat Co.	14,424	204,768
Jarir Marketing Co.	51,561	173,510
Riyad Bank	75,110	570,932
Saudi Arabian Oil Co., 144A	163,208	1,218,341
Saudi Awwal Bank	3,643	32,601
Saudi Electricity Co.	107,720	483,991
Saudi National Bank (The)	174,696	1,550,204

		6,640,932

South Africa — 3.0%
Absa Group Ltd.	33,331	334,081
AVI Ltd.	31,102	180,865
Bidvest Group Ltd.	11,907	166,196
Capitec Bank Holdings Ltd.	4,124	685,101
Exxaro Resources Ltd.	42,741	356,111
FirstRand Ltd.	158,623	636,268
Harmony Gold Mining Co. Ltd., ADR	13,057	107,198
Naspers Ltd. (Class N Stock)	6,126	1,356,649
Old Mutual Ltd.	392,521	261,018
OUTsurance Group Ltd.	61,776	216,947
Sasol Ltd.	81,989	361,057
Shoprite Holdings Ltd.	24,096	374,741
Standard Bank Group Ltd.	35,181	413,160
Vodacom Group Ltd.	104,126	559,195

		6,008,587

South Korea — 8.6%
DB Insurance Co. Ltd.	6,349	441,131
Hana Financial Group, Inc.	47,386	1,813,144
Hankook Tire & Technology Co. Ltd.	6,526	168,502
Hyundai Motor Co.	3,742	531,255
Industrial Bank of Korea	50,576	490,300
KB Financial Group, Inc.	26,072	1,468,139
Kia Corp.	11,983	810,884
Korea Investment Holdings Co. Ltd.	8,386	402,127
LG Chem Ltd.	1,292	216,451
Samsung Electronics Co. Ltd.	150,589	5,374,041
Samsung Fire & Marine Insurance Co. Ltd.	4,337	1,049,970

	Shares	Value
COMMON STOCKS (continued)
South Korea (cont’d.)
Samsung Life Insurance Co. Ltd.*	6,971	$446,082
Shinhan Financial Group Co. Ltd.	50,994	1,653,574
SK Hynix, Inc.	9,791	1,121,954
SK Telecom Co. Ltd.	13,531	507,035
Woori Financial Group, Inc.	88,007	916,971

		17,411,560

Taiwan — 19.2%
ASE Technology Holding Co. Ltd.	376,083	1,846,732
Asustek Computer, Inc.	8,000	149,952
Cathay Financial Holding Co. Ltd.	626,000	1,302,000
Compal Electronics, Inc.	415,000	475,139
Delta Electronics, Inc.	35,000	458,124
Far Eastern New Century Corp.	239,000	230,152
Globalwafers Co. Ltd.	34,000	395,123
Hon Hai Precision Industry Co. Ltd.	87,115	487,029
MediaTek, Inc.	58,078	2,496,758
Novatek Microelectronics Corp.	24,900	380,381
Pegatron Corp.	125,079	349,762
PharmaEssentia Corp.*	30,000	562,032
President Chain Store Corp.	55,230	442,842
Quanta Computer, Inc.	252,241	2,195,363
Realtek Semiconductor Corp.	172,304	2,977,835
Taiwan Semiconductor Manufacturing Co. Ltd.	674,866	21,933,180
Vanguard International Semiconductor Corp.	118,580	361,197
Wistron Corp.	213,000	672,924
Wiwynn Corp.	13,919	1,104,992

		38,821,517

Thailand — 1.6%
Kasikornbank PCL, NVDR	183,600	835,677
Krung Thai Bank PCL, NVDR	672,500	413,767
SCB X PCL, NVDR	420,000	1,445,901
True Corp. PCL, NVDR*	1,741,700	565,374

		3,260,719

Turkey — 0.2%
Turkcell Iletisim Hizmetleri A/S	11,305	29,605
Turkiye Is Bankasi A/S (Class C Stock)	85,214	32,569
Yapi ve Kredi Bankasi A/S	425,244	367,482

		429,656

United Arab Emirates — 0.5%
Aldar Properties PJSC	199,136	416,211
Dubai Islamic Bank PJSC	54,995	106,070
Emaar Properties PJSC	42,949	150,452
Emirates NBD Bank PJSC	55,366	323,534
First Abu Dhabi Bank PJSC	21,308	79,692

		1,075,959

United Kingdom — 0.2%
Anglogold Ashanti PLC	18,254	408,263

United States — 0.8%
EPAM Systems, Inc.*	1,282	299,757
Globant SA*	3,225	691,504

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
JBS SA	110,900	$654,639

		1,645,900

TOTAL COMMON STOCKS (cost $177,060,222)		184,427,446

PREFERRED STOCKS — 1.3%
Brazil — 0.8%
Banco Bradesco SA (PRFC)	343,200	645,321
Itau Unibanco Holding SA (PRFC)	135,602	670,813
Petroleo Brasileiro SA (PRFC)	58,400	345,406

		1,661,540

South Korea — 0.5%
Samsung Electronics Co. Ltd. (PRFC)	36,091	1,071,974

TOTAL PREFERRED STOCKS (cost $3,559,704)		2,733,514

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.9%
United States
iShares Core MSCI Emerging Markets ETF	55,565	2,901,604
Vanguard FTSE Emerging Markets ETF	66,239	2,917,166

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $5,505,551)		5,818,770

TOTAL LONG-TERM INVESTMENTS (cost $186,125,477)		192,979,730

	Shares	Value

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.604%) (cost $8,819,153)(wb)	8,819,153	$8,819,153

TOTAL INVESTMENTS—99.8% (cost $194,944,630)		201,798,883
Other assets in excess of liabilities — 0.2%		381,358

NET ASSETS — 100.0%		$202,180,241

See the Glossary for a list of the abbreviation(s) used in the annual report

*	Non-income producing security
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets
(wb)	Represents an investment in a Fund affiliated with the Manager

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Botswana	$—	$31,674	$—
Brazil	673,306	5,675,353	—
Chile	491,214	731,057	—
China	3,232,090	46,586,730	—
Greece	—	486,637	—
Hong Kong	—	1,192,242	—
Hungary	—	199,262	—
India	4,469,754	29,254,499	—
Indonesia	—	5,655,394	—
Malaysia	—	695,938	—
Mexico	6,548,365	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Peru	$163,888	$—	$—
Philippines	59,820	188,482	—
Poland	—	2,138,619	—
Qatar	—	250,029	—
Saudi Arabia	—	6,640,932	—
South Africa	107,198	5,901,389	—
South Korea	—	17,411,560	—
Taiwan	—	38,821,517	—
Thailand	—	3,260,719	—
Turkey	—	429,656	—
United Arab Emirates	—	1,075,959	—
United Kingdom	—	408,263	—
United States	991,261	654,639	—
Preferred Stocks
Brazil	—	1,661,540	—
South Korea	—	1,071,974	—
Unaffiliated Exchange-Traded Funds
United States	5,818,770	—	—
Short-Term Investment
Affiliated Mutual Fund	8,819,153	—	—

Total	$31,374,819	$170,424,064	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Banks	18.9%
Semiconductors & Semiconductor Equipment	15.6
Technology Hardware, Storage & Peripherals	6.5
IT Services	5.4
Broadline Retail	4.5
Affiliated Mutual Fund	4.4
Insurance	4.2
Interactive Media & Services	4.0
Oil, Gas & Consumable Fuels	3.2
Unaffiliated Exchange-Traded Funds	2.9
Automobiles	2.1
Metals & Mining	1.9
Food Products	1.7
Household Durables	1.7
Capital Markets	1.6
Hotels, Restaurants & Leisure	1.5
Consumer Staples Distribution & Retail	1.4
Wireless Telecommunication Services	1.3
Gas Utilities	1.2
Entertainment	1.2
Diversified Telecommunication Services	1.0
Health Care Providers & Services	1.0
Electric Utilities	1.0
Automobile Components	1.0
Consumer Finance	0.9
Aerospace & Defense	0.8
Electrical Equipment	0.8
Textiles, Apparel & Luxury Goods	0.8
Banks	18.9%

Transportation Infrastructure	0.7%
Machinery	0.7
Real Estate Management & Development	0.7
Specialty Retail	0.6
Financial Services	0.6
Industrial Conglomerates	0.6
Construction & Engineering	0.5
Electronic Equipment, Instruments & Components	0.5
Software	0.4
Office REITs	0.4
Chemicals	0.3
Biotechnology	0.3
Construction Materials	0.3
Beverages	0.2
Household Products	0.1
Personal Care Products	0.1
Health Care Equipment & Supplies	0.1
Multi-Utilities	0.1
Paper & Forest Products	0.1
Diversified Consumer Services	0.0	*
Trading Companies & Distributors	0.0	*
Passenger Airlines	0.0	*

	99.8
Other assets in excess of liabilities	0.2

	100.0%

* Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of December 31, 2024, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Equity contracts	$(2,073,234)	$—	$(1,001,079)
Foreign exchange contracts	—	(633,521)	—

Total	$(2,073,234)	$(633,521)	$(1,001,079)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Equity contracts	$(139,062)	$—	$(584,857)
Foreign exchange contracts	—	(369,853)	—

Total	$(139,062)	$(369,853)	$(584,857)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 8,826,383
Futures Contracts - Short Positions (1)	8,533,575
Forward Foreign Currency Exchange Contracts - Purchased (2)	73,170,713
Forward Foreign Currency Exchange Contracts - Sold (2)	62,950,056
Total Return Swap Agreements (1)	20,860,647

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES	STATEMENT OF OPERATIONS

as of December 31, 2024	Year Ended December 31, 2024

ASSETS
Investments at value:
Unaffiliated investments (cost $186,125,477)	$192,979,730
Affiliated investments (cost $8,819,153)	8,819,153
Cash segregated for counterparty — OTC	490,000
Foreign currency, at value (cost $353,407)	351,680
Cash	7,357
Receivable for investments sold	607,533
Dividends receivable	296,187
Receivable for Portfolio shares sold	20,673
Tax reclaim receivable	16,094
Receivable from affiliate	3,042
Prepaid expenses and other assets	43,403

Total Assets	203,634,852

LIABILITIES
Foreign capital gains tax liability accrued	552,493
Payable for investments purchased	523,073
Payable for Portfolio shares purchased	127,559
Custodian and accounting fees payable	88,632
Management fee payable	76,996
Audit fees payable	41,737
Accrued expenses and other liabilities	34,612
Distribution fee payable	8,372
Affiliated transfer agent fee payable	707
Trustees’ fees payable	430

Total Liabilities	1,454,611

NET ASSETS	$202,180,241

Net assets were comprised of:
Partners’ Equity	$202,180,241

Net asset value and redemption price per share, $202,180,241 / 21,395,043 outstanding shares of beneficial interest	$9.45

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,112,700 foreign withholding tax, of which $37,992 is reimbursable by an affiliate)	$7,640,051
Affiliated dividend income	367,921
Income from securities lending, net (including affiliated income of $15,348)	24,384

Total income	8,032,356

EXPENSES
Management fee	2,308,199
Distribution fee	618,820
Custodian and accounting fees	208,907
Professional fees	115,031
Audit fee	41,737
Trustees’ fees	12,309
Shareholders’ reports	11,795
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	72,619

Total expenses	3,398,456
Less: Fee waiver and/or expense reimbursement	(134,847)

Net expenses	3,263,609

NET INVESTMENT INCOME (LOSS)	4,768,747

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,757)) (net of foreign capital gains taxes $(1,222,171))	2,793,993
Futures transactions	(2,073,234)
Forward currency contract transactions	(633,521)
Swap agreements transactions	(1,001,079)
Foreign currency transactions	(112,839)

(1,026,680)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $909) (net of change in foreign capital gains taxes $115,853)	11,133,849
Futures	(139,062)
Forward currency contracts	(369,853)
Swap agreements	(584,857)
Foreign currencies	(23,968)

10,016,109

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	8,989,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,758,176

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,768,747	$5,126,482
Net realized gain (loss) on investment and foreign currency transactions	(1,026,680)	(11,036,232)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,016,109	33,122,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,758,176	27,212,314

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,393,316 and 7,961,321 shares, respectively]	105,957,525	68,515,039
Portfolio shares purchased [17,237,803 and 11,005,398 shares, respectively]	(163,651,359)	(93,188,596)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(57,693,834)	(24,673,557)

TOTAL INCREASE (DECREASE)	(43,935,658)	2,538,757
NET ASSETS:
Beginning of year	246,115,899	243,577,142

End of year	$202,180,241	$246,115,899

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022		2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$9.04	$8.04	$10.27		$10.25		$9.85

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18	0.18	0.19		0.14		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.82	(2.42)		(0.12	)(b)	0.29

Total from investment operations	0.41	1.00	(2.23)		0.02		0.40

Net Asset Value, end of year	$9.45	$9.04	$8.04		$10.27		$10.25

Total Return(c)	4.65%	12.31%	(21.71)%		0.20%		4.06%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$202	$246	$244		$536		$781
Average net assets (in millions)	$248	$239	$327		$651		$465
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.32%	1.30%	1.29	%(e)	1.28%		1.33%
Expenses before waivers and/or expense reimbursement	1.37%	1.42%	1.39%		1.28%		1.43%
Net investment income (loss)	1.93%	2.14%	2.16%		1.27%		1.33%
Portfolio turnover rate(f)	92%	72%	69%		55%		134%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended December 31, 2022.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 93.8%
Australia — 5.4%
AGL Energy Ltd.	30,800	$214,771
ANZ Group Holdings Ltd.	81,286	1,432,243
Aristocrat Leisure Ltd.	74,520	3,147,021
Bank of Queensland Ltd.	113,737	470,937
BHP Group Ltd.	318,767	7,776,246
Brambles Ltd.	390,673	4,646,335
Cochlear Ltd.	1,000	179,079
Coles Group Ltd.	103,274	1,205,574
Commonwealth Bank of Australia	35,778	3,385,358
Computershare Ltd.	60,019	1,260,789
Dexus, REIT	33,200	136,370
Elders Ltd.	84,337	372,982
Fortescue Ltd.	286,085	3,221,478
Glencore PLC*	59,407	261,639
Goodman Group, REIT	162,432	3,570,574
GPT Group (The), REIT	138,698	373,636
Harvey Norman Holdings Ltd.	148,000	426,731
Insurance Australia Group Ltd.	90,025	470,851
JB Hi-Fi Ltd.	23,000	1,315,853
Medibank Private Ltd.	1,787,389	4,189,454
Metcash Ltd.	208,300	398,897
Myer Holdings Ltd.	494,900	375,715
New Hope Corp. Ltd.	145,802	447,399
Northern Star Resources Ltd.	116,579	1,107,637
NRW Holdings Ltd.	196,619	466,261
Orica Ltd.	56,944	583,758
Perenti Ltd.	327,500	282,489
Pinnacle Investment Management Group Ltd.	31,490	443,628
Pro Medicus Ltd.	9,928	1,533,603
Qantas Airways Ltd.*	160,896	890,708
QBE Insurance Group Ltd.	221,621	2,631,942
Ramsay Health Care Ltd.	3,419	72,959
REA Group Ltd.	2,264	325,707
Rio Tinto Ltd.	45,314	3,285,851
Rio Tinto PLC	116,542	6,879,484
Scentre Group, REIT	552,611	1,169,794
Stockland, REIT	384,009	1,138,990
Super Retail Group Ltd.	87,545	819,999
Technology One Ltd.	11,625	224,553
Telstra Group Ltd.	757,978	1,878,499
Vicinity Ltd., REIT	981,462	1,272,004
Westpac Banking Corp.	138,460	2,763,799

		67,051,597

Austria — 0.7%
BAWAG Group AG, 144A*	17,630	1,485,068
Erste Group Bank AG	102,629	6,352,337
OMV AG	12,800	496,406
Wienerberger AG	28,843	799,369

		9,133,180

Belgium — 0.8%
Ageas SA/NV	40,704	1,979,035
Bekaert SA	15,931	552,151
KBC Group NV	49,342	3,809,661
Solvay SA	55,551	1,795,935

	Shares	Value
COMMON STOCKS (continued)
Belgium (cont’d.)
UCB SA	9,621	$1,915,193

		10,051,975

Brazil — 0.8%
Ambev SA	426,600	811,176
Banco do Brasil SA	281,000	1,089,632
MercadoLibre, Inc.*	1,920	3,264,845
NU Holdings Ltd. (Class A Stock)*	102,048	1,057,217
Petroleo Brasileiro SA, ADR	74,748	961,259
Pluxee NV	37,397	722,750
Vale SA	111,900	989,604
Yara International ASA	13,903	368,038

		9,264,521

Canada — 2.4%
ARC Resources Ltd.	52,200	946,714
Brookfield Corp.	31,376	1,803,392
Canadian Imperial Bank of Commerce	16,500	1,043,755
Cargojet, Inc.	4,703	352,925
Celestica, Inc.*	28,600	2,639,449
Cenovus Energy, Inc.	65,683	995,675
CGI, Inc.	6,780	741,840
CI Financial Corp.	67,390	1,450,518
Colliers International Group, Inc.	5,213	708,920
Constellation Software, Inc.	328	1,014,248
Dollarama, Inc.	14,144	1,380,306
Empire Co. Ltd. (Class A Stock)	29,400	897,677
Finning International, Inc.	30,188	799,931
H&R Real Estate Investment Trust, UTS	66,700	430,607
iA Financial Corp., Inc.	23,907	2,217,316
Imperial Oil Ltd.	17,900	1,103,176
Loblaw Cos. Ltd.	2,326	306,104
Manulife Financial Corp.	73,700	2,264,143
Martinrea International, Inc.	59,400	372,735
Nutrien Ltd.	23,576	1,054,929
Open Text Corp.	28,000	792,403
Royal Bank of Canada	4,540	547,409
Russel Metals, Inc.	24,600	720,484
Shopify, Inc. (Class A Stock)*	14,629	1,555,502
Stella-Jones, Inc.	9,100	450,679
Suncor Energy, Inc.	23,992	856,398
Torex Gold Resources, Inc.*	47,200	929,913
Toronto-Dominion Bank (The)	5,179	275,731
Transcontinental, Inc. (Class A Stock)	32,477	419,561

		29,072,440

Chile — 0.0%
Cencosud SA	169,400	374,574

China — 3.0%
3SBio, Inc., 144A*	828,000	647,005
Alibaba Group Holding Ltd.	226,100	2,392,897
Anhui Conch Cement Co. Ltd. (Class H Stock)	115,500	294,033
AviChina Industry & Technology Co. Ltd. (Class H Stock)	1,890,000	932,382
Bank of China Ltd. (Class H Stock)	2,778,000	1,413,617
BOC Hong Kong Holdings Ltd.	140,000	447,039

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
BYD Co. Ltd. (Class H Stock)	69,861	$2,376,191
China Construction Bank Corp. (Class H Stock)	1,645,000	1,362,842
China Feihe Ltd., 144A	754,000	524,652
China Pacific Insurance Group Co. Ltd. (Class H Stock)	406,200	1,306,784
China Tower Corp. Ltd. (Class H Stock), 144A	6,874,000	987,214
CIMC Enric Holdings Ltd.	590,000	533,942
CSPC Pharmaceutical Group Ltd.	1,142,000	696,162
Fufeng Group Ltd.	972,000	682,656
Hello Group, Inc., ADR	70,200	541,242
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	132,300	544,344
JD.com, Inc. (Class A Stock)	22,100	383,727
JOYY, Inc., ADR*	20,100	841,185
Kingboard Holdings Ltd.	166,000	397,443
Lenovo Group Ltd.	1,808,000	2,324,297
Midea Group Co. Ltd. (Class A Stock)	34,500	353,598
NetEase, Inc., ADR	5,820	519,202
NXP Semiconductors NV(a)	3,130	650,571
PDD Holdings, Inc., ADR*	4,967	481,749
PetroChina Co. Ltd. (Class H Stock)	3,516,000	2,750,754
PICC Property & Casualty Co. Ltd. (Class H Stock)	1,324,000	2,082,390
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	259,500	1,523,098
Prosus NV*	13,885	551,885
Sinopharm Group Co. Ltd. (Class H Stock)	337,600	920,801
Sinotruk Hong Kong Ltd.	458,500	1,340,417
Tencent Holdings Ltd.	61,100	3,261,080
Vipshop Holdings Ltd., ADR	50,700	682,929
Want Want China Holdings Ltd.	900,000	526,277
Wilmar International Ltd.	889,900	2,019,837
Yangzijiang Shipbuilding Holdings Ltd.	117,500	256,837

		37,551,079

Czech Republic — 0.1%
Komercni Banka A/S	19,000	663,527

Denmark — 2.4%
AP Moller - Maersk A/S (Class A Stock)	88	141,580
Carlsberg A/S (Class B Stock)	28,264	2,714,551
Danske Bank A/S	65,909	1,868,697
Demant A/S*	3,344	123,080
DFDS A/S	9,747	181,337
Jyske Bank A/S	13,753	976,823
Novo Nordisk A/S (Class B Stock)	210,790	18,187,347
Pandora A/S	20,012	3,661,305
ROCKWOOL A/S (Class B Stock)	352	125,254
Spar Nord Bank A/S	45,089	1,290,594

		29,270,568

Finland — 1.0%
Fortum OYJ	26,001	363,979
Kesko OYJ (Class B Stock)	10,833	204,390
Nokia OYJ	686,021	3,034,558
Nordea Bank Abp (SGMX)	87,100	948,792

	Shares	Value
COMMON STOCKS (continued)
Finland (cont’d.)
Nordea Bank Abp (BATE)	534,514	$5,831,950
Orion OYJ (Class B Stock)	16,575	735,266
Wartsila OYJ Abp	47,151	835,643

		11,954,578

France — 8.8%
Accor SA	39,690	1,930,428
Air Liquide SA	27,083	4,402,606
Airbus SE	19,295	3,089,728
Amundi SA, 144A	15,109	1,005,514
AXA SA	125,914	4,481,234
BNP Paribas SA	80,161	4,921,631
Bouygues SA	32,686	967,852
Bureau Veritas SA	7,675	233,168
Capgemini SE	11,417	1,864,713
Carrefour SA	72,144	1,026,813
Cie de Saint-Gobain SA	92,627	8,230,992
Cie Generale des Etablissements Michelin SCA	172,908	5,689,618
Credit Agricole SA	193,278	2,659,414
Dassault Systemes SE	28,593	989,430
Eiffage SA	30,018	2,632,320
Engie SA	137,779	2,185,094
EssilorLuxottica SA	6,991	1,705,314
Gecina SA, REIT	1,230	115,233
Hermes International SCA	1,647	3,951,766
Ipsen SA	8,299	951,238
Klepierre SA, REIT	106,327	3,062,165
La Francaise des Jeux SACA, 144A	41,817	1,610,397
Legrand SA	52,462	5,103,051
LVMH Moet Hennessy Louis Vuitton SE	10,384	6,830,525
Orange SA	81,569	813,881
Publicis Groupe SA	36,183	3,852,030
Rexel SA	32,400	825,212
Rubis SCA	25,302	624,638
Safran SA	52,072	11,409,372
Societe BIC SA	9,762	644,622
Societe Generale SA	24,459	686,454
Sodexo SA	20,185	1,665,492
Sopra Steria Group	2,955	523,808
TotalEnergies SE	199,172	11,096,844
Unibail-Rodamco-Westfield, REIT	5,392	406,097
Verallia SA, 144A	34,057	855,333
Vinci SA	59,067	6,081,338

		109,125,365

Germany — 7.4%
adidas AG	19,678	4,840,088
Allianz SE	23,992	7,374,257
Bayer AG	15,891	317,422
Bayerische Motoren Werke AG	24,236	1,982,261
CTS Eventim AG & Co. KGaA	5,318	449,558
Daimler Truck Holding AG	19,772	757,309
Deutsche Bank AG	232,891	4,018,977
Deutsche Boerse AG	17,825	4,106,101
Deutsche Post AG	23,314	823,040
Deutsche Telekom AG	399,205	11,961,419
Deutz AG	178,100	746,816

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
E.ON SE	163,535	$1,904,865
Evonik Industries AG	9,534	165,720
Freenet AG	5,616	160,322
Fresenius Medical Care AG	36,532	1,663,331
Fresenius SE & Co. KGaA*	15,684	544,407
GEA Group AG	82,893	4,117,566
Hannover Rueck SE	1,713	428,968
Heidelberg Materials AG	42,217	5,216,467
Henkel AG & Co. KGaA	3,087	237,852
Infineon Technologies AG	18,788	613,273
Knorr-Bremse AG	2,048	148,647
LEG Immobilien SE	8,974	761,163
Mercedes-Benz Group AG	25,242	1,407,287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,773	7,467,981
Puma SE	3,030	139,322
Rational AG	323	276,652
Rheinmetall AG	1,188	759,023
SAP SE	67,505	16,604,494
Scout24 SE, 144A	9,674	853,624
Siemens AG	21,080	4,110,489
Siemens Energy AG*	37,190	1,973,734
Talanx AG	8,976	763,422
TUI AG*	37,150	322,156
Volkswagen AG	5,195	494,696
Vonovia SE	42,153	1,283,259
Zalando SE, 144A*	55,750	1,865,019

		91,660,987

Greece — 0.2%
Hellenic Telecommunications Organization SA	40,107	617,528
Metlen Energy & Metals SA	25,400	880,863
National Bank of Greece SA	105,957	838,907

		2,337,298

Hong Kong — 1.4%
AIA Group Ltd.	709,824	5,098,568
CK Asset Holdings Ltd.	79,500	324,469
CLP Holdings Ltd.	136,000	1,140,671
Dah Sing Financial Holdings Ltd.	89,600	323,210
Grand Pharmaceutical Group Ltd.	1,092,500	672,722
Hong Kong Exchanges & Clearing Ltd.	43,600	1,631,894
PAX Global Technology Ltd.	373,000	257,389
Techtronic Industries Co. Ltd.	263,294	3,461,250
VTech Holdings Ltd.	48,300	327,499
WH Group Ltd., 144A	4,588,529	3,536,080
Yue Yuen Industrial Holdings Ltd.	302,500	673,851

		17,447,603

India — 1.6%
Apollo Hospitals Enterprise Ltd.	16,533	1,406,799
Chambal Fertilisers & Chemicals Ltd.	164,650	947,148
Coal India Ltd.	229,700	1,028,094
Infosys Ltd.	24,608	539,052
Mahanagar Gas Ltd.	38,100	570,257
Mahindra & Mahindra Ltd.	14,135	494,770

	Shares	Value
COMMON STOCKS (continued)
India (cont’d.)
MakeMyTrip Ltd.*(a)	17,418	$1,955,693
Maruti Suzuki India Ltd.	5,265	665,988
NMDC Ltd.	1,607,100	1,232,909
Oil & Natural Gas Corp. Ltd.	424,600	1,185,146
Oil India Ltd.	393,450	1,977,492
Petronet LNG Ltd.	239,000	964,579
Sun Pharmaceutical Industries Ltd.	70,349	1,548,161
Tata Consultancy Services Ltd.	42,858	2,045,248
Varun Beverages Ltd.	197,360	1,468,450
Zomato Ltd.*	683,791	2,215,046

		20,244,832

Indonesia — 0.2%
First Resources Ltd.	618,000	674,426
Telkom Indonesia Persero Tbk PT	3,878,800	649,257
United Tractors Tbk PT	417,600	694,119

		2,017,802

Ireland — 0.3%
AerCap Holdings NV	24,700	2,363,790
AIB Group PLC	241,952	1,337,971

		3,701,761

Israel — 0.7%
Bank Leumi Le-Israel BM	40,568	482,651
Check Point Software Technologies Ltd.*(a)	7,821	1,460,181
Mizrahi Tefahot Bank Ltd.	14,913	645,569
Nice Ltd.*	4,572	776,433
Teva Pharmaceutical Industries Ltd.*	48,424	1,071,576
Teva Pharmaceutical Industries Ltd., ADR*	27,300	601,692
Wix.com Ltd.*	17,170	3,683,823
ZIM Integrated Shipping Services Ltd.(a)	12,000	257,640

		8,979,565

Italy — 3.1%
A2A SpA	102,800	228,250
Banca Monte dei Paschi di Siena SpA	75,776	537,130
BPER Banca SpA	110,736	706,255
Brunello Cucinelli SpA	26,219	2,864,145
Buzzi SpA	5,825	215,029
Coca-Cola HBC AG*	54,591	1,864,936
Enel SpA	407,875	2,910,669
Eni SpA	117,558	1,607,999
Ferrari NV	16,556	7,064,429
Intesa Sanpaolo SpA	886,110	3,554,026
Leonardo SpA	45,000	1,210,672
Maire SpA	91,044	779,671
Mediobanca Banca di Credito Finanziario SpA	69,673	1,017,502
Moncler SpA	19,921	1,051,641
Pirelli & C SpA, 144A	150,507	853,713
UniCredit SpA	246,913	9,888,462
Unipol Gruppo SpA	175,992	2,197,877

		38,552,406

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Japan — 16.9%
ABC-Mart, Inc.	10,800	$217,889
Advantest Corp.	82,558	4,694,153
Aeon Mall Co. Ltd.	16,200	209,532
AEON REIT Investment Corp., REIT	525	422,094
AGC, Inc.	21,900	639,720
Alps Alpine Co. Ltd.	67,200	679,695
Amada Co. Ltd.	58,400	567,794
ANA Holdings, Inc.	34,400	624,344
Asahi Kasei Corp.	33,800	232,890
Asics Corp.	196,000	3,823,525
Bandai Namco Holdings, Inc.	114,700	2,735,049
Brother Industries Ltd.	30,300	512,556
Canon, Inc.	24,200	786,056
Chubu Electric Power Co., Inc.	95,500	1,001,895
Chugai Pharmaceutical Co. Ltd.	21,100	930,112
Credit Saison Co. Ltd.	44,300	1,031,584
Daicel Corp.	92,800	820,172
Dai-ichi Life Holdings, Inc.	26,000	692,805
Daiichi Sankyo Co. Ltd.	54,400	1,488,561
Daito Trust Construction Co. Ltd.	10,600	1,185,023
Daiwa House Industry Co. Ltd.	53,500	1,642,513
Daiwa Securities Group, Inc.	63,900	421,659
Daiwabo Holdings Co. Ltd.	29,800	578,708
DCM Holdings Co. Ltd.	24,300	219,967
Electric Power Development Co. Ltd.	21,900	357,462
ENEOS Holdings, Inc.	258,900	1,358,230
FANUC Corp.	89,100	2,327,556
Fast Retailing Co. Ltd.	6,300	2,125,253
Financial Partners Group Co. Ltd.	26,900	490,662
Food & Life Cos. Ltd.	10,400	218,802
Fuji Corp.	24,500	370,289
Fujikura Ltd.	37,600	1,535,050
Fuyo General Lease Co. Ltd.	9,600	709,187
Hitachi Ltd.	362,000	8,865,401
Honda Motor Co. Ltd.	132,600	1,262,459
Hosiden Corp.	40,900	597,651
Hoya Corp.	46,194	5,732,967
Idemitsu Kosan Co. Ltd.	307,100	2,022,875
IHI Corp.	5,800	339,073
Isuzu Motors Ltd.	67,100	912,787
ITOCHU Corp.	118,900	5,846,834
Itoham Yonekyu Holdings, Inc.	20,900	523,922
Iyogin Holdings, Inc.	82,400	796,534
Japan Airlines Co. Ltd.	49,000	772,457
Japan Post Insurance Co. Ltd.	11,600	213,070
Japan Tobacco, Inc.(a)	37,300	956,851
JVCKenwood Corp.	26,000	286,320
Kamigumi Co. Ltd.	19,600	425,184
Kaneka Corp.	14,300	339,205
Kansai Electric Power Co., Inc. (The)	135,200	1,498,540
Kao Corp.	37,800	1,529,447
Kawasaki Kisen Kaisha Ltd.	194,600	2,768,535
KDDI Corp.	73,600	2,344,204
KDX Realty Investment Corp., REIT	689	654,094
Keiyo Bank Ltd. (The)	69,800	346,769
Keyence Corp.	17,964	7,301,857
Kirin Holdings Co. Ltd.	63,700	827,088
Kokusai Electric Corp.	24,800	324,976
Komatsu Ltd.	78,900	2,149,422

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Komeri Co. Ltd.	29,000	$605,149
Konami Group Corp.	7,700	720,491
Konica Minolta, Inc.	55,000	228,389
Kose Corp.	8,400	382,140
Kyowa Kirin Co. Ltd.	10,800	162,410
Lasertec Corp.	12,700	1,190,562
Lintec Corp.	38,600	742,609
LY Corp.	36,300	95,981
Makita Corp.	38,400	1,167,705
Marubeni Corp.	67,500	1,013,079
Mazda Motor Corp.	121,300	827,093
Mebuki Financial Group, Inc.	304,900	1,235,224
Medipal Holdings Corp.	9,500	142,868
MIRAIT ONE Corp.	49,400	717,358
Mitsubishi Chemical Group Corp.	56,100	283,340
Mitsubishi Corp.	40,500	662,650
Mitsubishi Electric Corp.	120,300	2,031,356
Mitsubishi HC Capital, Inc.	174,000	1,146,701
Mitsubishi UFJ Financial Group, Inc.	862,927	10,074,418
Mitsui & Co. Ltd.	111,900	2,320,708
Mitsui Chemicals, Inc.	24,800	541,370
Mitsui Fudosan Co. Ltd.	378,300	3,025,390
Mitsui Mining & Smelting Co. Ltd.	14,100	413,539
Mitsui OSK Lines Ltd.	8,600	299,266
Mizuho Financial Group, Inc.	26,800	654,256
Namura Shipbuilding Co. Ltd.(a)	46,800	508,655
NEC Corp.	14,900	1,275,099
Nidec Corp.	75,600	1,357,901
Nippon Express Holdings, Inc.	42,000	636,807
Nippon Shinyaku Co. Ltd.	36,400	919,718
Nippon Steel Corp.	33,100	665,165
Nippon Telegraph & Telephone Corp.	1,815,800	1,813,737
Nishi-Nippon Financial Holdings, Inc.	78,300	1,000,484
Nitto Denko Corp.	16,500	275,861
Nomura Holdings, Inc.	629,400	3,651,677
Nomura Real Estate Holdings, Inc.	27,000	666,303
Ono Pharmaceutical Co. Ltd.	8,300	86,415
Osaka Gas Co. Ltd.	10,400	227,465
Otsuka Holdings Co. Ltd.	20,800	1,131,519
Persol Holdings Co. Ltd.	53,900	80,744
Recruit Holdings Co. Ltd.	89,876	6,247,094
Ricoh Co. Ltd.	13,600	154,451
Sankyo Co. Ltd.	77,900	1,048,806
Sankyu, Inc.	32,300	1,115,513
Santen Pharmaceutical Co. Ltd.	100,100	1,024,930
SCREEN Holdings Co. Ltd.	22,500	1,328,339
Seino Holdings Co. Ltd.	17,000	255,984
Sekisui Chemical Co. Ltd.	10,800	184,920
Shimano, Inc.	13,000	1,748,729
Shin-Etsu Chemical Co. Ltd.	143,680	4,732,407
Shionogi & Co. Ltd.	239,100	3,353,418
SKY Perfect JSAT Holdings, Inc.	142,800	814,753
Skylark Holdings Co. Ltd.	14,500	224,864
SoftBank Group Corp.	43,800	2,502,985
Sojitz Corp.	33,100	674,573
Sompo Holdings, Inc.	100,800	2,611,755
Sony Group Corp.	578,850	12,199,585
Subaru Corp.	162,800	2,892,682
Sugi Holdings Co. Ltd.	27,200	426,158

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Sumitomo Electric Industries Ltd.	56,600	$1,011,865
Sumitomo Heavy Industries Ltd.	24,000	489,898
Sumitomo Mitsui Financial Group, Inc.	126,200	3,028,831
Sumitomo Realty & Development Co. Ltd.	5,400	167,934
Suzuken Co. Ltd.	6,400	191,232
Suzuki Motor Corp.	344,400	3,858,777
Takeda Pharmaceutical Co. Ltd.	5,400	142,951
TDK Corp.	192,000	2,472,689
Terumo Corp.	237,600	4,587,042
Tohoku Electric Power Co., Inc.	9,900	74,300
Tokai Rika Co. Ltd.	2,800	40,284
Tokio Marine Holdings, Inc.	110,893	3,979,742
Tokuyama Corp.	26,700	442,797
Tokyo Electric Power Co. Holdings, Inc.*	368,100	1,100,294
Tokyo Electron Ltd.	29,700	4,464,486
Tomy Co. Ltd.	9,300	266,367
Towa Corp.	24,300	231,434
Toyo Tire Corp.	15,000	230,713
Toyota Boshoku Corp.	39,000	504,700
Toyota Motor Corp.	119,100	2,325,456
Toyota Tsusho Corp.	75,100	1,328,108
Transcosmos, Inc.	12,800	270,989
Tsubakimoto Chain Co.	51,300	631,003
Valor Holdings Co. Ltd.	14,100	195,255
West Japan Railway Co.	41,700	738,585
Yokogawa Electric Corp.	26,300	559,383
Yokohama Rubber Co. Ltd. (The)	33,300	712,580
Zensho Holdings Co. Ltd.	13,500	764,542

		208,625,094

Jordan — 0.1%
Hikma Pharmaceuticals PLC	70,178	1,749,664

Malaysia — 0.1%
CIMB Group Holdings Bhd	487,100	892,409

Mexico — 0.2%
Cemex SAB de CV, UTS	520,578	292,359
Coca-Cola Femsa SAB de CV, UTS	71,100	552,848
Gruma SAB de CV (Class B Stock)	32,841	512,453
Grupo Financiero Banorte SAB de CV (Class O Stock)	69,000	444,623
Wal-Mart de Mexico SAB de CV	200,476	527,654

		2,329,937

Netherlands — 4.2%
ABN AMRO Bank NV, 144A, CVA	193,028	2,978,727
Adyen NV, 144A*	744	1,105,643
Aegon Ltd.	141,101	839,651
Argenx SE*	2,637	1,628,906
ASM International NV	7,611	4,400,570
ASML Holding NV	22,231	15,571,363
ASR Nederland NV	18,914	899,586
Euronext NV, 144A	21,538	2,416,285
EXOR NV	6,612	606,161
Heineken NV	16,392	1,168,244
ING Groep NV	103,502	1,622,041
JDE Peet’s NV	7,125	122,414

	Shares	Value
COMMON STOCKS (continued)
Netherlands (cont’d.)
Koninklijke Ahold Delhaize NV	234,280	$7,656,143
Koninklijke KPN NV	1,916,004	6,986,597
Koninklijke Philips NV*	31,489	797,657
NN Group NV	16,322	711,779
Wolters Kluwer NV	16,649	2,766,138

		52,277,905

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	79,196	1,702,173
Xero Ltd.*	23,405	2,435,595

		4,137,768

Norway — 0.2%
DNB Bank ASA	39,244	783,484
Kongsberg Gruppen ASA	8,735	982,747
Orkla ASA	72,631	628,342

		2,394,573

Peru — 0.1%
Credicorp Ltd.	4,655	853,355

Poland — 0.0%
InPost SA*	18,930	323,176

Portugal — 0.1%
NOS SGPS SA	89,225	307,771
Sonae SGPS SA	543,480	513,814

		821,585

Qatar — 0.1%
Ooredoo QPSC	217,400	689,637
Vodafone Qatar QSC	1,128,731	567,311

		1,256,948

Singapore — 1.4%
DBS Group Holdings Ltd.	378,714	12,136,066
Jardine Cycle & Carriage Ltd.	40,700	844,462
Oversea-Chinese Banking Corp. Ltd.	80,600	984,374
Sea Ltd., ADR*	25,700	2,726,770
Singapore Exchange Ltd.	56,800	529,467

		17,221,139

South Africa — 0.3%
Anglo American PLC	17,856	527,951
AVI Ltd.	81,493	473,900
Gold Fields Ltd.	50,000	654,170
MTN Group Ltd.	172,600	838,873
Tiger Brands Ltd.	63,411	975,139

		3,470,033

South Korea — 1.1%
Amorepacific Corp.	4,600	325,528
DB HiTek Co. Ltd.	27,000	598,970
DB Insurance Co. Ltd.	9,903	688,064
Doosan Bobcat, Inc.	47,930	1,344,427
Hugel, Inc.*	2,916	550,533
Industrial Bank of Korea	82,300	797,842
KB Financial Group, Inc.	13,662	769,320
Kia Corp.	25,212	1,706,085
Samsung C&T Corp.	9,800	757,238

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
South Korea (cont’d.)
Samsung Electronics Co. Ltd.	43,799	$1,563,047
Samsung Electronics Co. Ltd., GDR	1,932	1,744,739
Samsung Fire & Marine Insurance Co.
Ltd.	3,487	844,188
Samsung SDS Co. Ltd.	5,400	464,672
Woori Financial Group, Inc.	122,044	1,271,612
Youngone Corp.	16,300	466,290

		13,892,555

Spain — 3.0%
ACS Actividades de Construccion y
Servicios SA	25,731	1,289,444
Aena SME SA, 144A	2,226	454,321
Banco Bilbao Vizcaya Argentaria SA	223,700	2,188,779
Banco Santander SA	1,434,663	6,637,113
CaixaBank SA	227,023	1,232,547
Iberdrola SA	789,394	10,878,029
Industria de Diseno Textil SA	229,894	11,776,082
Logista Integral SA	24,408	738,579
Mapfre SA	238,133	603,715
Repsol SA	144,100	1,753,404

		37,552,013

Sweden — 2.0%
Alfa Laval AB	14,699	615,228
Atlas Copco AB (Class A Stock)	245,210	3,742,311
Atlas Copco AB (Class B Stock)	44,361	599,362
Betsson AB (Class B Stock)*	42,223	548,318
Boliden AB	39,378	1,107,896
Epiroc AB (Class B Stock)	11,020	171,925
Essity AB (Class B Stock)	131,128	3,506,131
Industrivarden AB (Class A Stock)	3,575	113,003
Investor AB (Class B Stock)	136,981	3,628,206
SKF AB (Class B Stock)	46,685	876,254
Swedbank AB (Class A Stock)	57,824	1,141,790
Tele2 AB (Class B Stock)	15,862	156,871
Telefonaktiebolaget LM Ericsson
(Class B Stock)	95,625	774,415
Volvo AB (Class A Stock)	5,460	133,448
Volvo AB (Class B Stock)	316,255	7,685,686

		24,800,844

Switzerland — 3.4%
ABB Ltd.	104,951	5,667,198
Cie Financiere Richemont SA (Class A
Stock)	34,344	5,195,361
Galderma Group AG*	10,680	1,186,989
Geberit AG	360	204,165
Givaudan SA	70	305,997
Julius Baer Group Ltd.	10,400	674,662
Logitech International SA	37,633	3,106,461
Lonza Group AG	5,945	3,508,970
Novartis AG	138,467	13,480,773
Sandoz Group AG	10,700	438,621
Schindler Holding AG	656	178,958
Schindler Holding AG (Part. Cert.)	1,655	457,249
Straumann Holding AG	6,973	878,330
UBS Group AG	226,554	6,936,347

	Shares	Value
COMMON STOCKS (continued)
Switzerland (cont’d.)
Zurich Insurance Group AG	529	$314,631

		42,534,712

Taiwan — 2.4%
ASE Technology Holding Co. Ltd.	388,000	1,905,249
Cathay Financial Holding Co. Ltd.	768,000	1,597,342
Chicony Electronics Co. Ltd.	136,000	629,605
Global Brands Manufacture Ltd.	307,000	537,686
Hon Hai Precision Industry Co. Ltd.	238,000	1,330,575
King Yuan Electronics Co. Ltd.	139,000	470,653
MediaTek, Inc.	40,000	1,719,589
Novatek Microelectronics Corp.	35,000	534,672
Pou Chen Corp.	584,000	656,220
Simplo Technology Co. Ltd.	53,000	641,616
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR(a)	89,959	17,766,003
United Microelectronics Corp.	889,000	1,158,009

		28,947,219

Thailand — 0.0%
AP Thailand PCL	1,863,300	441,570

Turkey — 0.1%
Haci Omer Sabanci Holding A/S	267,900	726,225

United Arab Emirates — 0.2%
Air Arabia PJSC	826,200	692,201
Emaar Properties PJSC	252,027	882,861
Emirates NBD Bank PJSC	74,176	433,451

		2,008,513

United Kingdom — 10.4%
3i Group PLC	267,607	11,912,057
Associated British Foods PLC	15,950	406,859
AstraZeneca PLC	103,727	13,523,894
Aviva PLC	487,823	2,859,184
BAE Systems PLC	53,900	773,211
Barclays PLC	1,976,052	6,610,286
Beazley PLC	61,426	627,066
Berkeley Group Holdings PLC	23,349	1,136,311
British American Tobacco PLC	118,341	4,270,304
Bunzl PLC	3,971	163,507
Centrica PLC	1,853,010	3,091,517
CK Hutchison Holdings Ltd.	117,000	622,024
Compass Group PLC	202,349	6,732,846
Computacenter PLC	20,100	532,732
ConvaTec Group PLC, 144A	141,184	390,248
Diageo PLC	125,367	3,983,892
Drax Group PLC	60,388	489,132
Dunelm Group PLC	34,752	462,835
Halma PLC	18,009	604,183
Harbour Energy PLC	125,456	401,045
HSBC Holdings PLC	444,041	4,361,860
IG Group Holdings PLC	40,199	497,915
Imperial Brands PLC	175,110	5,599,819
InterContinental Hotels Group PLC	35,691	4,440,806
Investec PLC	235,490	1,600,817
J D Wetherspoon PLC	40,207	302,404
J Sainsbury PLC	294,565	1,006,568
Kingfisher PLC	275,760	857,161

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC	1,381,829	$943,691
London Stock Exchange Group PLC	30,876	4,358,301
NatWest Group PLC	1,750,236	8,770,880
Next PLC	52,349	6,209,755
QinetiQ Group PLC	127,575	661,240
Reckitt Benckiser Group PLC	15,392	931,690
RELX PLC	130,545	5,911,837
Rolls-Royce Holdings PLC*	731,837	5,189,744
Sage Group PLC (The)	65,296	1,037,454
Serco Group PLC	260,978	491,830
SSE PLC	148,577	2,978,150
Tesco PLC	1,299,564	5,977,154
Unilever PLC	94,296	5,357,957
Vodafone Group PLC	398,463	339,921
Whitbread PLC	11,146	410,284
Zigup PLC	160,430	643,396

		128,473,767

United States — 6.9%
BRP, Inc.	8,900	453,281
CSL Ltd.	2,688	468,924
CyberArk Software Ltd.*	11,271	3,754,934
Globant SA*(a)	6,298	1,350,417
GSK PLC	391,478	6,603,168
Holcim AG*	53,971	5,196,596
James Hardie Industries PLC, CDI*	6,665	205,421
JBS SA	220,700	1,302,784
Linde PLC(a)	3,384	1,416,779
Monday.com Ltd.*	7,173	1,688,811
Nestle SA	124,506	10,214,872
Roche Holding AG	39,444	11,028,809
Sanofi SA	106,387	10,341,965
Schneider Electric SE	42,025	10,462,379
Shell PLC	440,770	13,739,243
Spotify Technology SA*	8,589	3,842,547
Stellantis NV	51,207	667,182
Swiss Re AG	15,515	2,247,108

		84,985,220

TOTAL COMMON STOCKS (cost $1,030,052,016)		1,159,171,882

PREFERRED STOCKS — 0.4%
Brazil — 0.1%
Gerdau SA (PRFC)	115,792	338,136
Itausa SA (PRFC)	359,746	513,925

		852,061

Germany — 0.3%
Bayerische Motoren Werke AG (PRFC)	1,602	120,014
Henkel AG & Co. KGaA (PRFC)	42,274	3,708,973

		3,828,987

TOTAL PREFERRED STOCKS (cost $4,421,083)		4,681,048

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.5%
United States
iShares Core MSCI EAFE ETF	345,280	24,266,278

	Shares	Value
UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
United States (cont’d.)
iShares MSCI EAFE ETF	117,373	$8,874,573
iShares MSCI EAFE Growth ETF	47,811	4,629,539
iShares MSCI EAFE Value ETF	115,866	6,079,489

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $42,192,337)		43,849,879

TOTAL LONG-TERM INVESTMENTS (cost $1,076,665,436)		1,207,702,809

SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MUTUAL FUNDS — 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	10,561,262	10,561,262
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $14,452,120; includes $14,401,180 of cash collateral for securities on loan)(b)(wb)	14,460,796	14,452,120

TOTAL AFFILIATED MUTUAL FUNDS (cost $25,013,382)		25,013,382

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal Home Loan Bank
4.101%	01/02/25	1,120	1,119,718

(cost $1,119,872)
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
4.216%	03/20/25	450	445,979

(cost $445,934)
TOTAL SHORT-TERM INVESTMENTS (cost $26,579,188)			26,579,079

TOTAL INVESTMENTS—99.9% (cost $1,103,244,624)			1,234,281,888
Other assets in excess of liabilities(z) — 0.1%			1,779,845

NET ASSETS — 100.0%			$1,236,061,733

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,941,035; cash collateral of $14,401,180 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
51	Mini MSCI EAFE Index	Mar. 2025	$5,782,125	$(195,947)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$445,979

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$67,051,597	$—
Austria	—	9,133,180	—
Belgium	—	10,051,975	—
Brazil	5,283,321	3,981,200	—
Canada	29,072,440	—	—
Chile	—	374,574	—
China	3,716,878	33,834,201	—
Czech Republic	—	663,527	—
Denmark	—	29,270,568	—
Finland	—	11,954,578	—
France	—	109,125,365	—
Germany	—	91,660,987	—
Greece	—	2,337,298	—
Hong Kong	—	17,447,603	—
India	1,955,693	18,289,139	—
Indonesia	—	2,017,802	—
Ireland	2,363,790	1,337,971	—
Israel	6,003,336	2,976,229	—
Italy	—	38,552,406	—
Japan	—	208,625,094	—
Jordan	—	1,749,664	—
Malaysia	—	892,409	—
Mexico	2,329,937	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Netherlands	$—	$52,277,905	$—
New Zealand	—	4,137,768	—
Norway	—	2,394,573	—
Peru	853,355	—	—
Poland	—	323,176	—
Portugal	307,771	513,814	—
Qatar	1,256,948	—	—
Singapore	2,726,770	14,494,369	—
South Africa	—	3,470,033	—
South Korea	—	13,892,555	—
Spain	—	37,552,013	—
Sweden	—	24,800,844	—
Switzerland	—	42,534,712	—
Taiwan	17,766,003	11,181,216	—
Thailand	—	441,570	—
Turkey	—	726,225	—
United Arab Emirates	—	2,008,513	—
United Kingdom	—	128,473,767	—
United States	12,506,769	72,478,451	—
Preferred Stocks
Brazil	—	852,061	—
Germany	3,708,973	120,014	—
Unaffiliated Exchange-Traded Funds
United States	43,849,879	—	—
Short-Term Investments
Affiliated Mutual Funds	25,013,382	—	—
U.S. Government Agency Obligation	—	1,119,718	—
U.S. Treasury Obligation	—	445,979	—

Total	$158,715,245	$1,075,566,643	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(195,947)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Banks	11.4%
Pharmaceuticals	7.6
Insurance	5.4
Semiconductors & Semiconductor Equipment	4.7
Capital Markets	3.8
Oil, Gas & Consumable Fuels	3.8
Unaffiliated Exchange-Traded Funds	3.6
Machinery	3.0
Textiles, Apparel & Luxury Goods	2.8
Software	2.5
Metals & Mining	2.4
Automobiles	2.3
Electrical Equipment	2.3
Diversified Telecommunication Services	2.2
Hotels, Restaurants & Leisure	2.1

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	2.0%
Aerospace & Defense	2.0
Food Products	1.9
Electric Utilities	1.8
Consumer Staples Distribution & Retail	1.7
Specialty Retail	1.6
Chemicals	1.6
Electronic Equipment, Instruments & Components	1.5
Professional Services	1.4
Trading Companies & Distributors	1.3
Industrial Conglomerates	1.3
Broadline Retail	1.3
Health Care Equipment & Supplies	1.3
IT Services	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Household Durables	1.1%
Beverages	1.1
Construction & Engineering	1.0
Construction Materials	1.0
Real Estate Management & Development	0.9
Technology Hardware, Storage & Peripherals	0.9
Tobacco	0.9
Automobile Components	0.8
Building Products	0.7
Financial Services	0.7
Household Products	0.7
Entertainment	0.7
Multi-Utilities	0.6
Personal Care Products	0.6
Wireless Telecommunication Services	0.6
Retail REITs	0.5
Leisure Products	0.5
Interactive Media & Services	0.5
Commercial Services & Supplies	0.5
Health Care Providers & Services	0.4
Media	0.4
Communications Equipment	0.3
Air Freight & Logistics	0.3

Marine Transportation	0.3%
Industrial REITs	0.3
Life Sciences Tools & Services	0.3
Biotechnology	0.3
Passenger Airlines	0.2
Diversified REITs	0.2
Ground Transportation	0.1
Health Care Technology	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
U.S. Government Agency Obligation	0.1
Consumer Finance	0.1
Transportation Infrastructure	0.1
Independent Power & Renewable Electricity Producers	0.1
Paper & Forest Products	0.0	*
U.S. Treasury Obligation	0.0	*
Office REITs	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$195,947*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$177,581	$—
Foreign exchange contracts	—	(5,114)

Total	$177,581	$(5,114)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(569,430)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,178,215
Forward Foreign Currency Exchange Contracts - Purchased (2)	95,551
Forward Foreign Currency Exchange Contracts - Sold (2)	82,757

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$13,941,035	$(13,941,035)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES	STATEMENT OF OPERATIONS

as of December 31, 2024	Year Ended December 31, 2024

ASSETS
Investments at value, including securities on loan of $13,941,035:
Unaffiliated investments (cost $1,078,231,242)	$1,209,268,506
Affiliated investments (cost $25,013,382)	25,013,382
Foreign currency, at value (cost $3,764,062)	3,669,904
Cash	1,028
Tax reclaim receivable	8,891,497
Receivable for Portfolio shares sold	5,699,557
Receivable for investments sold	2,202,506
Dividends and interest receivable	923,707
Receivable from affiliate	11,524
Prepaid expenses and other assets	30,649

Total Assets	1,255,712,260

LIABILITIES
Payable to broker for collateral for securities on loan	14,401,180
Payable to affiliate	3,159,861
Foreign capital gains tax liability accrued	854,013
Management fee payable	393,405
Payable for investments purchased	353,234
Accrued expenses and other liabilities	314,083
Payable for Portfolio shares purchased	116,536
Distribution fee payable	50,654
Due to broker-variation margin futures	5,865
Trustees’ fees payable	989
Affiliated transfer agent fee payable	707

Total Liabilities	19,650,527

NET ASSETS	$1,236,061,733

Net assets were comprised of:
Partners’ Equity	$1,236,061,733

Net asset value and redemption price per share, $1,236,061,733 / 46,023,389 outstanding shares of beneficial interest	$26.86

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,584,520 foreign withholding tax, of which $1,354,856 is reimbursable by an affiliate)	$38,385,091
Affiliated dividend income	765,192
Income from securities lending, net (including affiliated income of $128,459)	179,553
Interest income (net of $4,461 foreign withholding tax)	116,693
Other income	7,006

Total income	39,453,535

EXPENSES
Management fee	9,239,134
Distribution fee	3,232,788
Custodian and accounting fees	440,656
Professional fees	176,372
Audit fee	49,738
Trustees’ fees	29,309
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Shareholders’ reports	8,587
Miscellaneous	94,663

Total expenses	13,280,286
Less: Fee waiver and/or expense reimbursement	(277,464)

Net expenses	13,002,822

NET INVESTMENT INCOME (LOSS)	26,450,713

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,137)) (net of foreign capital gains taxes $(112,904))	64,880,492
Futures transactions	177,581
Forward currency contract transactions	(5,114)
Foreign currency transactions	(577,521)

64,475,438

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,456) (net of change in foreign capital gains taxes $(433,662))	(21,107,880)
Futures	(569,430)
Foreign currencies	(529,738)

(22,207,048)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	42,268,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,719,103

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$26,450,713	$27,664,581
Net realized gain (loss) on investment and foreign currency transactions	64,475,438	25,531,187
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,207,048)	112,354,769

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,719,103	165,550,537

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,930,715 and 4,108,295 shares, respectively]	79,375,140	97,890,922
Portfolio shares issued in merger [0 and 32,436,795 shares, respectively]	—	731,774,104
Portfolio shares purchased [6,740,248 and 7,795,050 shares, respectively]	(181,507,686)	(181,667,901)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(102,132,546)	647,997,125

TOTAL INCREASE (DECREASE)	(33,413,443)	813,547,662
NET ASSETS:
Beginning of year	1,269,475,176	455,927,514

End of year	$1,236,061,733	$1,269,475,176

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$25.47	$21.63	$30.33	$26.96	$20.53

Income (Loss) From Investment Operations:
Net investment income (loss)	0.56	0.62	0.10	0.03	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.83	3.22	(8.80)	3.34	6.44

Total from investment operations	1.39	3.84	(8.70)	3.37	6.43

Net Asset Value, end of year	$26.86	$25.47	$21.63	$30.33	$26.96

Total Return(b)	5.46%	17.75%	(28.68)%	12.50%	31.32%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,236	$1,269	$456	$770	$2,185
Average net assets (in millions)	$1,293	$1,063	$548	$1,393	$1,944
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01%	0.99%	1.06%	1.07%	1.09%
Expenses before waivers and/or expense reimbursement	1.03%	1.05%	1.15%	1.10%	1.11%
Net investment income (loss)	2.05%	2.60%	0.42%	0.11%	(0.03)%
Portfolio turnover rate(d)	57%	109%	64%	27%	57%
(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST LARGE-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.4%
General Dynamics Corp.	500	$131,745
General Electric Co.	3,100	517,049
Howmet Aerospace, Inc.	30,870	3,376,252
L3Harris Technologies, Inc.	7,000	1,471,960
Lockheed Martin Corp.	1,800	874,692
Northrop Grumman Corp.	8,586	4,029,324
RTX Corp.	1,400	162,008

		10,563,030

Air Freight & Logistics — 0.3%
United Parcel Service, Inc. (Class B Stock)	9,700	1,223,170

Automobiles — 2.0%
Ford Motor Co.	112,203	1,110,810
General Motors Co.	30,800	1,640,716
Tesla, Inc.*	15,651	6,320,500

		9,072,026

Banks — 3.3%
Bank of America Corp.	36,308	1,595,737
Huntington Bancshares, Inc.	7,200	117,144
JPMorgan Chase & Co.	20,612	4,940,902
Synovus Financial Corp.	4,400	225,412
Truist Financial Corp.	31,700	1,375,146
U.S. Bancorp	41,170	1,969,161
Wells Fargo & Co.	63,019	4,426,455

		14,649,957

Beverages — 0.7%
Coca-Cola Co. (The)	13,636	848,977
Diageo PLC (United Kingdom)	28,110	893,275
Keurig Dr. Pepper, Inc.	25,300	812,636
Pernod Ricard SA (France)	3,642	411,499

		2,966,387

Biotechnology — 2.3%
AbbVie, Inc.	17,270	3,068,879
Amgen, Inc.	700	182,448
Biogen, Inc.*	6,800	1,039,856
Gilead Sciences, Inc.	700	64,659
Regeneron Pharmaceuticals, Inc.*	3,331	2,372,771
Travere Therapeutics, Inc.*	26,300	458,146
Vertex Pharmaceuticals, Inc.*	7,316	2,946,153

		10,132,912

Broadline Retail — 4.7%
Amazon.com, Inc.*	95,532	20,958,765
eBay, Inc.	1,500	92,925

		21,051,690

Building Products — 1.2%
Allegion PLC	7,481	977,617
Carrier Global Corp.	17,315	1,181,922
Johnson Controls International PLC	10,886	859,232
Resideo Technologies, Inc.*	28,100	647,705

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Trane Technologies PLC	4,663	$1,722,279

		5,388,755

Capital Markets — 3.3%
Ameriprise Financial, Inc.	4,638	2,469,410
Bank of New York Mellon Corp. (The)	15,927	1,223,672
BGC Group, Inc. (Class A Stock)	14,700	133,182
CME Group, Inc.	7,484	1,738,009
Goldman Sachs Group, Inc. (The)	3,670	2,101,514
Houlihan Lokey, Inc.	3,300	573,078
Intercontinental Exchange, Inc.	1,700	253,317
Janus Henderson Group PLC	6,400	272,192
Morgan Stanley	15,425	1,939,231
MSCI, Inc.	1,600	960,016
Nasdaq, Inc.	3,200	247,392
Raymond James Financial, Inc.	2,100	326,193
Robinhood Markets, Inc. (Class A Stock)*	4,100	152,766
S&P Global, Inc.	2,700	1,344,681
State Street Corp.	9,700	952,055

		14,686,708

Chemicals — 0.4%
DuPont de Nemours, Inc.	4,442	338,703
International Flavors & Fragrances, Inc.	2,700	228,285
Linde PLC	2,766	1,158,041

		1,725,029

Commercial Services & Supplies — 0.3%
Veralto Corp.	7,800	794,430
Waste Management, Inc.	3,580	722,408

		1,516,838

Communications Equipment — 0.7%
Arista Networks, Inc.*	8,800	972,664
Cisco Systems, Inc.	38,176	2,260,019

		3,232,683

Construction Materials — 0.7%
CRH PLC	6,700	619,884
Vulcan Materials Co.	10,673	2,745,416

		3,365,300

Consumer Finance — 0.8%
American Express Co.	11,253	3,339,778
LendingClub Corp.*	3,100	50,189

		3,389,967

Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	2,736	2,506,915
United Natural Foods, Inc.*	20,700	565,317
Walmart, Inc.	16,400	1,481,740

		4,553,972

Diversified Consumer Services — 0.1%
Frontdoor, Inc.*	6,600	360,822

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	44,077	1,003,633

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	28,516	$1,140,355

		2,143,988

Electric Utilities — 2.5%
Alliant Energy Corp.(a)	11,833	699,804
American Electric Power Co., Inc.	2,900	267,467
Exelon Corp.	9,100	342,524
NextEra Energy, Inc.	20,275	1,453,515
NRG Energy, Inc.	15,900	1,434,498
PG&E Corp.	110,697	2,233,865
Portland General Electric Co.	3,800	165,756
Southern Co. (The)	28,943	2,382,588
Xcel Energy, Inc.	30,374	2,050,852

		11,030,869

Electrical Equipment — 2.0%
Acuity Brands, Inc.	1,000	292,130
AMETEK, Inc.	6,367	1,147,715
Eaton Corp. PLC	14,604	4,846,630
Emerson Electric Co.	9,103	1,128,135
Hubbell, Inc.	2,180	913,180
Vertiv Holdings Co. (Class A Stock)	4,000	454,440

		8,782,230

Electronic Equipment, Instruments & Components — 0.5%
TE Connectivity PLC (Switzerland)	10,513	1,503,044
Teledyne Technologies, Inc.*	200	92,826
Zebra Technologies Corp. (Class A Stock)*	1,900	733,818

		2,329,688

Energy Equipment & Services — 0.8%
Baker Hughes Co.	90,941	3,730,400

Entertainment — 0.9%
Electronic Arts, Inc.	8,551	1,251,011
Netflix, Inc.*	1,900	1,693,508
Walt Disney Co. (The)	7,600	846,260
Warner Bros Discovery, Inc.*	25,900	273,763

		4,064,542

Financial Services — 3.8%
Berkshire Hathaway, Inc. (Class B Stock)*	2,626	1,190,313
Corpay, Inc.*	346	117,093
Fidelity National Information Services, Inc.	6,700	541,159
Fiserv, Inc.*	12,228	2,511,876
Mastercard, Inc. (Class A Stock)	14,479	7,624,207
PayPal Holdings, Inc.*	9,200	785,220
Visa, Inc. (Class A Stock)	13,759	4,348,395

		17,118,263

Food Products — 0.9%
Archer-Daniels-Midland Co.	3,577	180,710
General Mills, Inc.	12,300	784,371
Ingredion, Inc.	6,400	880,384

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	39,452	$2,356,468

		4,201,933

Gas Utilities — 0.0%
New Jersey Resources Corp.	2,100	97,965

Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd. (Canada)	6,191	448,043
CSX Corp.	89,669	2,893,619
J.B. Hunt Transport Services, Inc.	2,361	402,928
Norfolk Southern Corp.	1,100	258,170
Uber Technologies, Inc.*	25,800	1,556,256
Union Pacific Corp.	3,700	843,748

		6,402,764

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	26,836	3,035,420
Becton, Dickinson & Co.	8,143	1,847,403
Boston Scientific Corp.*	4,000	357,280
Edwards Lifesciences Corp.*	11,868	878,588
Intuitive Surgical, Inc.*	1,000	521,960
Medtronic PLC	48,731	3,892,632
STERIS PLC	7,722	1,587,334
Stryker Corp.	6,278	2,260,394

		14,381,011

Health Care Providers & Services — 1.7%
Centene Corp.*	26,300	1,593,254
Cigna Group (The)	7,604	2,099,769
Humana, Inc.	800	202,968
Quest Diagnostics, Inc.	5,400	814,644
UnitedHealth Group, Inc.	5,505	2,784,759

		7,495,394

Health Care REITs — 0.1%
Ventas, Inc.	6,500	382,785

Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	160	794,947
Chipotle Mexican Grill, Inc.*	26,638	1,606,272
Darden Restaurants, Inc.	2,700	504,063
Marriott International, Inc. (Class A Stock)	5,045	1,407,252
McDonald’s Corp.	9,021	2,615,098

		6,927,632

Household Products — 0.9%
Colgate-Palmolive Co.	21,724	1,974,929
Energizer Holdings, Inc.	4,000	139,560
Procter & Gamble Co. (The)	10,764	1,804,584

		3,919,073

Industrial Conglomerates — 0.7%
3M Co.	15,950	2,058,986
Honeywell International, Inc.	4,988	1,126,739

		3,185,725

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs — 0.3%
Prologis, Inc.	11,938	$1,261,847

Insurance — 2.7%
Allstate Corp. (The)	6,500	1,253,135
Aon PLC (Class A Stock)	4,376	1,571,684
Arthur J. Gallagher & Co.	8,328	2,363,903
Assurant, Inc.	3,200	682,304
Chubb Ltd.	4,917	1,358,567
Fidelity National Financial, Inc.	2,900	162,806
First American Financial Corp.	5,100	318,444
Genworth Financial, Inc. (Class A Stock)*	67,800	473,922
Kemper Corp.	1,500	99,660
MetLife, Inc.	1,100	90,068
Progressive Corp. (The)	3,400	814,674
Travelers Cos., Inc. (The)	5,267	1,268,768
Willis Towers Watson PLC	4,556	1,427,121

		11,885,056

Interactive Media & Services — 6.5%
Alphabet, Inc. (Class A Stock)	78,025	14,770,132
Alphabet, Inc. (Class C Stock)	20,330	3,871,645
Meta Platforms, Inc. (Class A Stock)	17,756	10,396,316

		29,038,093

IT Services — 0.2%
Cognizant Technology Solutions Corp. (Class A Stock)	9,000	692,100
EPAM Systems, Inc.*	910	212,776

		904,876

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	10,306	1,384,508
Danaher Corp.	4,200	964,110
ICON PLC*	4,708	987,315
Mettler-Toledo International, Inc.*	110	134,605
Thermo Fisher Scientific, Inc.	3,700	1,924,851

		5,395,389

Machinery — 0.7%
Deere & Co.	4,814	2,039,692
Tennant Co.	3,300	269,049
Westinghouse Air Brake Technologies Corp.	4,541	860,928

		3,169,669

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	6,700	68,273

Multi-Utilities — 0.8%
Ameren Corp.	2,000	178,280
Avista Corp.	21,200	776,556
Black Hills Corp.	2,600	152,152
CMS Energy Corp.	19,800	1,319,670
DTE Energy Co.	8,900	1,074,675

		3,501,333

Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	400	57,936
ConocoPhillips	24,180	2,397,930

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	59,263	$6,374,921
Kinetik Holdings, Inc.	8,400	476,364
Phillips 66	4,100	467,113
Valero Energy Corp.	8,200	1,005,238
Williams Cos., Inc. (The)	18,700	1,012,044

		11,791,546

Passenger Airlines — 0.4%
SkyWest, Inc.*	3,100	310,403
United Airlines Holdings, Inc.*	15,400	1,495,340

		1,805,743

Personal Care Products — 0.4%
Edgewell Personal Care Co.	1,600	53,760
Kenvue, Inc.	79,292	1,692,884

		1,746,644

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	3,872	219,000
Elanco Animal Health, Inc.*	22,400	271,264
Eli Lilly & Co.	4,894	3,778,168
Johnson & Johnson	15,763	2,279,645
Merck & Co., Inc.	13,428	1,335,818
Pfizer, Inc.	58,200	1,544,046

		9,427,941

Professional Services — 0.3%
Dun & Bradstreet Holdings, Inc.	96,633	1,204,047

Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.*	400	101,256

Residential REITs — 0.1%
Equity Residential(a)	8,800	631,488

Semiconductors & Semiconductor Equipment — 11.4%
Analog Devices, Inc.	13,464	2,860,562
ASML Holding NV (Netherlands) (XAMS)	1,156	809,703
ASML Holding NV (Netherlands) (XNGS)	775	537,137
Broadcom, Inc.	31,895	7,394,537
Lam Research Corp.	15,249	1,101,435
Marvell Technology, Inc.	17,377	1,919,290
Micron Technology, Inc.	17,407	1,464,973
NVIDIA Corp.	218,598	29,355,525
NXP Semiconductors NV (China)	13,912	2,891,609
Onto Innovation, Inc.*	2,537	422,842
QUALCOMM, Inc.	9,700	1,490,114
Synaptics, Inc.*	1,500	114,480
Texas Instruments, Inc.	4,285	803,480

		51,165,687

Software — 10.4%
Adobe, Inc.*	400	177,872
Check Point Software Technologies Ltd. (Israel)*(a)	10,088	1,883,430
Intapp, Inc.*	20,600	1,320,254
Intuit, Inc.	2,302	1,446,807
Microsoft Corp.	75,153	31,676,989

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Oracle Corp.	16,545	$2,757,059
Salesforce, Inc.	13,782	4,607,736
ServiceNow, Inc.*	1,870	1,982,424
Teradata Corp.*	1,700	52,955
Verint Systems, Inc.*	22,200	609,390
Zoom Communications, Inc. (Class A Stock)*	2,800	228,508

		46,743,424

Specialized REITs — 0.6%
American Tower Corp.	9,011	1,652,707
Public Storage(a)	3,100	928,264

		2,580,971

Specialty Retail — 1.8%
Carvana Co.*	5,000	1,016,800
Home Depot, Inc. (The)	5,968	2,321,492
Lowe’s Cos., Inc.	18,641	4,600,599

		7,938,891

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	127,858	32,018,200
Hewlett Packard Enterprise Co.	70,300	1,500,905
HP, Inc.	3,000	97,890

		33,616,995

Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd.*	17,400	567,588
LVMH Moet Hennessy Louis Vuitton SE (France)	1,379	907,097
Wolverine World Wide, Inc.	4,200	93,240

		1,567,925

Tobacco — 0.4%
Altria Group, Inc.	29,600	1,547,784
Philip Morris International, Inc.	400	48,140

		1,595,924

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	2,700	595,971

TOTAL COMMON STOCKS (cost $343,921,542)		431,812,497

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.9%
iShares Core S&P 500 ETF	13,428	7,904,795
SPDR S&P 500 ETF Trust	8,662	5,076,625

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $10,160,053)		12,981,420

TOTAL LONG-TERM INVESTMENTS (cost $354,081,595)		444,793,917

		Shares	Value

SHORT-TERM INVESTMENTS — 1.5%
AFFILIATED MUTUAL FUNDS — 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)		2,203,505	$2,203,505
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $4,023,661; includes $4,004,239 of cash collateral for securities on loan)(b)(wb)		4,026,077	4,023,661

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,227,166)			6,227,166

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal Home Loan Bank
4.101%	01/02/25	225	224,943

(cost $224,974)
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
4.216%	03/20/25	200	198,213

(cost $198,193)
TOTAL SHORT-TERM INVESTMENTS (cost $6,650,333)			6,650,322

TOTAL INVESTMENTS—100.8% (cost $360,731,928)			451,444,239
Liabilities in excess of other assets(z) — (0.8)%			(3,518,621)

NET ASSETS — 100.0%			$447,925,618

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,934,954; cash collateral of $4,004,239 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5 S&P 500 E-Mini Index		Mar. 2025	$1,483,938	$(1,080)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$—	$198,213

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$10,563,030	$—	$—
Air Freight & Logistics	1,223,170	—	—
Automobiles	9,072,026	—	—
Banks	14,649,957	—	—
Beverages	1,661,613	1,304,774	—
Biotechnology	10,132,912	—	—
Broadline Retail	21,051,690	—	—
Building Products	5,388,755	—	—
Capital Markets	14,686,708	—	—
Chemicals	1,725,029	—	—
Commercial Services & Supplies	1,516,838	—	—
Communications Equipment	3,232,683	—	—
Construction Materials	3,365,300	—	—
Consumer Finance	3,389,967	—	—
Consumer Staples Distribution & Retail	4,553,972	—	—
Diversified Consumer Services	360,822	—	—
Diversified Telecommunication Services	2,143,988	—	—
Electric Utilities	11,030,869	—	—
Electrical Equipment	8,782,230	—	—
Electronic Equipment, Instruments & Components	2,329,688	—	—
Energy Equipment & Services	3,730,400	—	—
Entertainment	4,064,542	—	—
Financial Services	17,118,263	—	—
Food Products	4,201,933	—	—
Gas Utilities	97,965	—	—
Ground Transportation	6,402,764	—	—
Health Care Equipment & Supplies	14,381,011	—	—
Health Care Providers & Services	7,495,394	—	—
Health Care REITs	382,785	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$6,927,632	$—	$—
Household Products	3,919,073	—	—
Industrial Conglomerates	3,185,725	—	—
Industrial REITs	1,261,847	—	—
Insurance	11,885,056	—	—
Interactive Media & Services	29,038,093	—	—
IT Services	904,876	—	—
Life Sciences Tools & Services	5,395,389	—	—
Machinery	3,169,669	—	—
Mortgage Real Estate Investment Trusts (REITs)	68,273	—	—
Multi-Utilities	3,501,333	—	—
Oil, Gas & Consumable Fuels	11,791,546	—	—
Passenger Airlines	1,805,743	—	—
Personal Care Products	1,746,644	—	—
Pharmaceuticals	9,427,941	—	—
Professional Services	1,204,047	—	—
Real Estate Management & Development	101,256	—	—
Residential REITs	631,488	—	—
Semiconductors & Semiconductor Equipment	50,355,984	809,703	—
Software	46,743,424	—	—
Specialized REITs	2,580,971	—	—
Specialty Retail	7,938,891	—	—
Technology Hardware, Storage & Peripherals	33,616,995	—	—
Textiles, Apparel & Luxury Goods	660,828	907,097	—
Tobacco	1,595,924	—	—
Wireless Telecommunication Services	595,971	—	—
Unaffiliated Exchange-Traded Funds	12,981,420	—	—
Short-Term Investments
Affiliated Mutual Funds	6,227,166	—	—
U.S. Government Agency Obligation	—	224,943	—
U.S. Treasury Obligation	—	198,213	—

Total	$447,999,509	$3,444,730	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(1,080)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	11.4%
Software	10.4
Technology Hardware, Storage & Peripherals	7.5
Interactive Media & Services	6.5
Broadline Retail	4.7
Financial Services	3.8
Capital Markets	3.3
Banks	3.3
Health Care Equipment & Supplies	3.2
Unaffiliated Exchange-Traded Funds	2.9
Insurance	2.7
Oil, Gas & Consumable Fuels	2.6
Electric Utilities	2.5
Aerospace & Defense	2.4
Biotechnology	2.3
Pharmaceuticals	2.1
Automobiles	2.0
Electrical Equipment	2.0
Specialty Retail	1.8
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.5
Ground Transportation	1.4
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	1.4
Life Sciences Tools & Services	1.2
Building Products	1.2
Consumer Staples Distribution & Retail	1.0
Food Products	0.9
Entertainment	0.9
Household Products	0.9
Energy Equipment & Services	0.8
Multi-Utilities	0.8
Consumer Finance	0.8

Construction Materials	0.7%
Communications Equipment	0.7
Industrial Conglomerates	0.7
Machinery	0.7
Beverages	0.7
Specialized REITs	0.6
Electronic Equipment, Instruments & Components	0.5
Diversified Telecommunication Services	0.5
Passenger Airlines	0.4
Personal Care Products	0.4
Chemicals	0.4
Tobacco	0.4
Textiles, Apparel & Luxury Goods	0.3
Commercial Services & Supplies	0.3
Industrial REITs	0.3
Air Freight & Logistics	0.3
Professional Services	0.3
IT Services	0.2
Residential REITs	0.1
Wireless Telecommunication Services	0.1
Health Care REITs	0.1
Diversified Consumer Services	0.1
U.S. Government Agency Obligation	0.1
U.S. Treasury Obligation	0.0	*
Real Estate Management & Development	0.0	*
Gas Utilities	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*

	100.8
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$1,080	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$624,720

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for
as hedging instruments,
carried at fair value	Futures
Equity contracts	$(113,725)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$2,957,170

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,934,954	$(3,934,954)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $3,934,954:
Unaffiliated investments (cost $354,504,762)	$445,217,073
Affiliated investments (cost $6,227,166)	6,227,166
Receivable for Portfolio shares sold	810,959
Dividends receivable	315,643
Tax reclaim receivable	199,146
Receivable for investments sold	61,431
Receivable from affiliate	82
Prepaid expenses	4,873

Total Assets	452,836,373

LIABILITIES
Payable to broker for collateral for securities on loan	4,004,239
Payable for Portfolio shares purchased	476,918
Accrued expenses and other liabilities	146,580
Payable for investments purchased	141,188
Management fee payable	63,464
Payable to affiliate	50,212
Distribution fee payable	18,741
Due to broker-variation margin futures	8,155
Affiliated transfer agent fee payable	707
Trustees’ fees payable	551

Total Liabilities	4,910,755

NET ASSETS	$447,925,618

Net assets were comprised of:
Partners’ Equity	$447,925,618

Net asset value and redemption price per share, $447,925,618 / 11,494,739 outstanding shares of beneficial interest	$38.97

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $6,186 foreign withholding tax)	$5,615,934
Affiliated dividend income	210,376
Interest income	55,624
Affiliated income from securities lending, net	7,169

Total income	5,889,103

EXPENSES
Management fee	2,554,075
Distribution fee	1,102,216
Custodian and accounting fees	138,835
Professional fees	65,151
Audit fee	58,085
Trustees’ fees	15,461
Shareholders’ reports	10,495
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	30,189

Total expenses	3,983,546
Less: Fee waiver and/or expense reimbursement	(191,847)

Net expenses	3,791,699

NET INVESTMENT INCOME (LOSS)	2,097,404

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,018))	54,192,277
Futures transactions	624,720
Foreign currency transactions	794

54,817,791

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $726)	36,627,546
Futures	(113,725)
Foreign currencies	6

36,513,827

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	91,331,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,429,022

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,097,404	$2,842,603
Net realized gain (loss) on investment and foreign currency transactions	54,817,791	1,326,858
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,513,827	73,539,793

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,429,022	77,709,254

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [824,174 and 1,691,856 shares, respectively]	29,692,227	47,979,790
Portfolio shares purchased [2,185,956 and 2,889,168 shares, respectively]	(78,801,075)	(80,422,751)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(49,108,848)	(32,442,961)

TOTAL INCREASE (DECREASE)	44,320,174	45,266,293
NET ASSETS:
Beginning of year	403,605,444	358,339,151

End of year	$447,925,618	$403,605,444

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$31.39	$25.50	$30.72	$24.03	$21.62

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17	0.21	0.23	0.16	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.41	5.68	(5.45)	6.53	2.21

Total from investment operations	7.58	5.89	(5.22)	6.69	2.41

Net Asset Value, end of year	$38.97	$31.39	$25.50	$30.72	$24.03

Total Return(b)	24.15%	23.10%	(16.99)%	27.84%	11.15%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$448	$404	$358	$749	$3,610
Average net assets (in millions)	$441	$374	$473	$1,854	$2,675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.86%	0.83%	0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	0.90%	0.90%	0.89%	0.83%	0.82%
Net investment income (loss)	0.48%	0.76%	0.86%	0.62%	0.96%
Portfolio turnover rate(d)	73%	66%	58%	48%	127%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 94.3%
Aerospace & Defense — 1.3%
Boeing Co. (The)*	132,006	$23,365,062
General Electric Co.	137,218	22,886,590
Howmet Aerospace, Inc.	205,081	22,429,709
RTX Corp.	141,223	16,342,326
TransDigm Group, Inc.(a)	23,016	29,167,716

		114,191,403

Automobiles — 2.7%
Tesla, Inc.*(a)	563,099	227,401,900

Banks — 0.1%
Bank of America Corp.	225,067	9,891,695

Beverages — 0.6%
Coca-Cola Co. (The)	374,293	23,303,482
Monster Beverage Corp.*	594,517	31,247,814

		54,551,296

Biotechnology — 1.2%
AbbVie, Inc.	200,011	35,541,955
Argenx SE (Netherlands), ADR*	13,368	8,221,320
Legend Biotech Corp., ADR*(a)	72,510	2,359,475
Natera, Inc.*	25,522	4,040,133
Neurocrine Biosciences, Inc.*	53,584	7,314,216
Regeneron Pharmaceuticals, Inc.*	23,146	16,487,590
Vertex Pharmaceuticals, Inc.*(a)	67,380	27,133,926

		101,098,615

Broadline Retail — 7.1%
Amazon.com, Inc.*	2,641,492	579,516,930
Coupang, Inc. (South Korea)*	439,658	9,663,683
MercadoLibre, Inc. (Brazil)*	8,257	14,040,533

		603,221,146

Building Products — 0.6%
Builders FirstSource, Inc.*	47,280	6,757,730
Trane Technologies PLC	119,774	44,238,527

		50,996,257

Capital Markets — 1.7%
Ameriprise Financial, Inc.	30,337	16,152,329
Charles Schwab Corp. (The)	301,335	22,301,804
Goldman Sachs Group, Inc. (The)	32,734	18,744,143
Intercontinental Exchange, Inc.	33,787	5,034,601
KKR & Co., Inc.	149,620	22,130,294
Moody’s Corp.	19,052	9,018,645
S&P Global, Inc.	85,440	42,551,683
Tradeweb Markets, Inc. (Class A Stock)	36,825	4,821,129

		140,754,628

Chemicals — 0.6%
Linde PLC(a)	34,869	14,598,604
Sherwin-Williams Co. (The)	105,689	35,926,862

		50,525,466

Commercial Services & Supplies — 0.4%
Copart, Inc.*	297,000	17,044,830

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Waste Connections, Inc.	91,700	$15,733,886

		32,778,716

Communications Equipment — 0.6%
Arista Networks, Inc.*	285,938	31,604,727
Motorola Solutions, Inc.	34,476	15,935,842

		47,540,569

Construction & Engineering — 0.1%
Quanta Services, Inc.	34,377	10,864,851

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	18,418	9,512,897

Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	87,734	80,388,032
Target Corp.	107,994	14,598,629
US Foods Holding Corp.*	160,650	10,837,449
Walmart, Inc.	193,524	17,484,894

		123,309,004

Electric Utilities — 0.2%
NextEra Energy, Inc.	132,282	9,483,297
Southern Co. (The)	77,222	6,356,915

		15,840,212

Electrical Equipment — 0.7%
Eaton Corp. PLC	160,648	53,314,252
Vertiv Holdings Co. (Class A Stock)	66,407	7,544,499

		60,858,751

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	280,613	19,488,573

Energy Equipment & Services — 0.3%
Baker Hughes Co.	402,068	16,492,830
Schlumberger NV	141,448	5,423,116

		21,915,946

Entertainment — 3.0%
Live Nation Entertainment, Inc.*	120,000	15,540,000
Netflix, Inc.*	200,256	178,492,178
Spotify Technology SA*	69,940	31,289,757
Walt Disney Co. (The)	264,752	29,480,135

		254,802,070

Financial Services — 5.5%
Affirm Holdings, Inc.*	22,136	1,348,082
Block, Inc.*	183,501	15,595,750
Fiserv, Inc.*	169,252	34,767,746
Mastercard, Inc. (Class A Stock)	432,436	227,707,825
PayPal Holdings, Inc.*	225,721	19,265,287
Visa, Inc. (Class A Stock)	538,537	170,199,234

		468,883,924

Ground Transportation — 1.3%
Canadian Pacific Kansas City Ltd. (Canada)	268,500	19,431,345
CSX Corp.	610,984	19,716,453
Uber Technologies, Inc.*	853,359	51,474,615

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Union Pacific Corp.	73,271	$16,708,719

		107,331,132

Health Care Equipment & Supplies — 2.6%
Alcon AG	124,903	10,603,016
Becton, Dickinson & Co.	32,428	7,356,940
Boston Scientific Corp.*	363,354	32,454,779
Dexcom, Inc.*	72,249	5,618,805
Edwards Lifesciences Corp.*	64,578	4,780,709
IDEXX Laboratories, Inc.*	18,800	7,772,672
Intuitive Surgical, Inc.*	185,808	96,984,344
Sonova Holding AG (Switzerland), ADR	104,410	6,790,826
Stryker Corp.	133,433	48,042,552

		220,404,643

Health Care Providers & Services — 1.2%
Cigna Group (The)	80,884	22,335,308
UnitedHealth Group, Inc.	160,504	81,192,553

		103,527,861

Health Care REITs — 0.1%
Ventas, Inc.	208,519	12,279,684

Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. (Class A Stock)*	152,524	20,043,179
Booking Holdings, Inc.	11,352	56,401,504
Chipotle Mexican Grill, Inc.*	847,012	51,074,823
DoorDash, Inc. (Class A Stock)*	302,058	50,670,229
DraftKings, Inc. (Class A Stock)*	375,000	13,950,000
Flutter Entertainment PLC (United Kingdom)*	10,733	2,773,944
Hilton Worldwide Holdings, Inc.	158,097	39,075,254
Marriott International, Inc. (Class A Stock)	20,723	5,780,474
McDonald’s Corp.	61,757	17,902,737
Starbucks Corp.	302,200	27,575,750

		285,247,894

Insurance — 0.8%
Arthur J. Gallagher & Co.	49,052	13,923,410
Marsh & McLennan Cos., Inc.	74,912	15,912,058
Progressive Corp. (The)	141,117	33,813,044

		63,648,512

Interactive Media & Services — 9.9%
Alphabet, Inc. (Class A Stock)	1,572,335	297,643,016
Alphabet, Inc. (Class C Stock)	426,698	81,260,367
Meta Platforms, Inc. (Class A Stock)	766,665	448,890,024
Pinterest, Inc. (Class A Stock)*	393,498	11,411,442

		839,204,849

IT Services — 0.6%
Accenture PLC (Ireland) (Class A Stock)	45,707	16,079,266
Shopify, Inc. (Canada) (Class A Stock)*	232,768	24,750,221
Snowflake, Inc. (Class A Stock)*	48,236	7,448,121

		48,277,608

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.8%
Danaher Corp.	98,116	$22,522,528
ICON PLC*	23,743	4,979,144
Lonza Group AG (Switzerland)	23,520	13,882,417
Thermo Fisher Scientific, Inc.	55,159	28,695,367

		70,079,456

Machinery — 0.3%
Ingersoll Rand, Inc.	207,900	18,806,634
Otis Worldwide Corp.	83,033	7,689,686

		26,496,320

Media — 0.2%
Sirius XM Holdings, Inc.(a)	227,136	5,178,701
Trade Desk, Inc. (The) (Class A Stock)*	87,315	10,262,132

		15,440,833

Oil, Gas & Consumable Fuels — 0.1%
ConocoPhillips	82,737	8,205,028

Pharmaceuticals — 2.6%
AstraZeneca PLC (United Kingdom)	62,512	8,150,295
AstraZeneca PLC (United Kingdom), ADR	90,000	5,896,800
Eli Lilly & Co.	211,094	162,964,568
Merck & Co., Inc.	135,237	13,453,377
Novo Nordisk A/S (Denmark), ADR	198,389	17,065,422
Zoetis, Inc.	91,080	14,839,664

		222,370,126

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	99,665	12,826,886
Equifax, Inc.(a)	105,545	26,898,143

		39,725,029

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	66,600	8,743,914
CoStar Group, Inc.*	110,700	7,925,013

		16,668,927

Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.*(a)	311,923	37,677,179
Analog Devices, Inc.	153,392	32,589,664
Applied Materials, Inc.(a)	54,900	8,928,387
ASML Holding NV (Netherlands)	65,953	45,710,705
Broadcom, Inc.	983,629	228,044,547
Entegris, Inc.	75,604	7,489,332
Lam Research Corp.(a)	230,092	16,619,545
Marvell Technology, Inc.	163,998	18,113,579
Microchip Technology, Inc.(a)	274,415	15,737,700
Micron Technology, Inc.	172,665	14,531,487
NVIDIA Corp.	5,673,247	761,860,340
NXP Semiconductors NV (China)	73,873	15,354,503
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	261,260	51,596,238

		1,254,253,206

Software — 16.1%
Adobe, Inc.*	89,864	39,960,724
AppLovin Corp. (Class A Stock)*	55,380	17,933,705

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Atlassian Corp. (Class A Stock)*	43,164	$10,505,254
Aurora Innovation, Inc.*(a)	318,674	2,007,646
Cadence Design Systems, Inc.*	251,197	75,474,651
Crowdstrike Holdings, Inc. (Class A Stock)*	74,246	25,404,011
Datadog, Inc. (Class A Stock)*	60,236	8,607,122
Dynatrace, Inc.*	95,712	5,201,947
Fair Isaac Corp.*	11,301	22,499,500
HubSpot, Inc.*	15,205	10,594,388
Intuit, Inc.	88,251	55,465,754
Microsoft Corp.	1,627,437	685,964,695
Nutanix, Inc. (Class A Stock)*	177,592	10,865,079
Oracle Corp.	488,201	81,353,815
Palo Alto Networks, Inc.*(a)	278,951	50,757,924
Salesforce, Inc.	410,950	137,392,913
ServiceNow, Inc.*	97,316	103,166,638
Workday, Inc. (Class A Stock)*	77,467	19,988,810

		1,363,144,576

Specialized REITs — 0.6%
American Tower Corp.	93,800	17,203,858
Digital Realty Trust, Inc.	48,953	8,680,835
Equinix, Inc.	28,059	26,456,551

		52,341,244

Specialty Retail — 1.4%
Burlington Stores, Inc.*	49,248	14,038,635
Home Depot, Inc. (The)(a)	16,516	6,424,559
Industria de Diseno Textil SA (Spain)	80,855	4,141,713
Lowe’s Cos., Inc.	174,736	43,124,845
O’Reilly Automotive, Inc.*	25,037	29,688,875
Ross Stores, Inc.	68,750	10,399,812
TJX Cos., Inc. (The)	55,499	6,704,834

		114,523,273

Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	2,401,300	601,333,546
Dell Technologies, Inc. (Class C Stock)	121,644	14,018,254
Hewlett Packard Enterprise Co.	494,362	10,554,629
Seagate Technology Holdings PLC(a)	168,432	14,537,366
Western Digital Corp.*(a)	391,725	23,358,562

		663,802,357

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	31,315	7,702,376
Lululemon Athletica, Inc.*	15,617	5,972,097

		13,674,473

Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	20,475	21,581,674

TOTAL COMMON STOCKS (cost $5,503,301,143)		7,980,656,624

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.0%
Invesco QQQ Trust, Series 1(a)	197,400	100,916,802
SPDR Portfolio S&P 500 Growth ETF	1,336,348	117,464,989

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Technology Select Sector SPDR Fund	260,236	$60,510,075
Vanguard Russell 1000 Growth ETF	1,409,802	145,632,546

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $383,769,696)		424,524,412

TOTAL LONG-TERM INVESTMENTS (cost $5,887,070,839)		8,405,181,036

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS — 3.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	47,446,106	47,446,106
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $281,726,950; includes $281,429,095 of cash collateral for securities on loan)(b)(wb)	281,896,088	281,726,950

TOTAL AFFILIATED MUTUAL FUNDS (cost $329,173,056)		329,173,056

UNAFFILIATED FUND — 0.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 4.340%) (Institutional Shares)	7,539,949	7,539,949

(cost $7,539,949)

TOTAL SHORT-TERM INVESTMENTS (cost $336,713,005)		336,713,005

TOTAL INVESTMENTS—103.3% (cost $6,223,783,844)		8,741,894,041
Liabilities in excess of other assets(z) — (3.3)%		(281,027,785)

NET ASSETS — 100.0%		$8,460,866,256

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $272,463,688; cash collateral of $281,429,095 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
79	S&P 500 E-Mini Index	Mar. 2025	$23,446,213	$(15,643)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$246,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$114,191,403	$—	$—
Automobiles	227,401,900	—	—
Banks	9,891,695	—	—
Beverages	54,551,296	—	—
Biotechnology	101,098,615	—	—
Broadline Retail	603,221,146	—	—
Building Products	50,996,257	—	—
Capital Markets	140,754,628	—	—
Chemicals	50,525,466	—	—
Commercial Services & Supplies	32,778,716	—	—
Communications Equipment	47,540,569	—	—
Construction & Engineering	10,864,851	—	—
Construction Materials	9,512,897	—	—
Consumer Staples Distribution & Retail	123,309,004	—	—
Electric Utilities	15,840,212	—	—
Electrical Equipment	60,858,751	—	—
Electronic Equipment, Instruments & Components	19,488,573	—	—
Energy Equipment & Services	21,915,946	—	—
Entertainment	254,802,070	—	—
Financial Services	468,883,924	—	—
Ground Transportation	107,331,132	—	—
Health Care Equipment & Supplies	220,404,643	—	—
Health Care Providers & Services	103,527,861	—	—
Health Care REITs	12,279,684	—	—
Hotels, Restaurants & Leisure	285,247,894	—	—
Insurance	63,648,512	—	—
Interactive Media & Services	839,204,849	—	—
IT Services	48,277,608	—	—
Life Sciences Tools & Services	56,197,039	13,882,417	—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Machinery	$26,496,320	$—	$—
Media	15,440,833	—	—
Oil, Gas & Consumable Fuels	8,205,028	—	—
Pharmaceuticals	214,219,831	8,150,295	—
Professional Services	39,725,029	—	—
Real Estate Management & Development	16,668,927	—	—
Semiconductors & Semiconductor Equipment	1,254,253,206	—	—
Software	1,363,144,576	—	—
Specialized REITs	52,341,244	—	—
Specialty Retail	110,381,560	4,141,713	—
Technology Hardware, Storage & Peripherals	663,802,357	—	—
Textiles, Apparel & Luxury Goods	5,972,097	7,702,376	—
Trading Companies & Distributors	21,581,674	—	—
Unaffiliated Exchange-Traded Funds	424,524,412	—	—
Short-Term Investments
Affiliated Mutual Funds	329,173,056	—	—
Unaffiliated Fund	7,539,949	—	—

Total	$8,708,017,240	$33,876,801	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(15,643)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Software	16.1%
Semiconductors & Semiconductor Equipment	14.8
Interactive Media & Services	9.9
Technology Hardware, Storage & Peripherals	7.8
Broadline Retail	7.1
Financial Services	5.5
Unaffiliated Exchange-Traded Funds	5.0
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	3.9
Hotels, Restaurants & Leisure	3.4
Entertainment	3.0
Automobiles	2.7
Pharmaceuticals	2.6
Health Care Equipment & Supplies	2.6
Capital Markets	1.7
Consumer Staples Distribution & Retail	1.5
Specialty Retail	1.4
Aerospace & Defense	1.3
Ground Transportation	1.3
Health Care Providers & Services	1.2
Biotechnology	1.2
Life Sciences Tools & Services	0.8
Insurance	0.8
Electrical Equipment	0.7
Beverages	0.6

Specialized REITs	0.6%
Building Products	0.6
Chemicals	0.6
IT Services	0.6
Communications Equipment	0.6
Professional Services	0.5
Commercial Services & Supplies	0.4
Machinery	0.3
Energy Equipment & Services	0.3
Trading Companies & Distributors	0.3
Electronic Equipment, Instruments & Components	0.2
Real Estate Management & Development	0.2
Electric Utilities	0.2
Media	0.2
Textiles, Apparel & Luxury Goods	0.2
Health Care REITs	0.1
Construction & Engineering	0.1
Banks	0.1
Construction Materials	0.1
Oil, Gas & Consumable Fuels	0.1
Unaffiliated Fund	0.1

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$15,643	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(709,144)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(15,643)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$4,689,243

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$272,463,688	$(272,463,688)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $272,463,688:
Unaffiliated investments (cost $5,894,610,788)	$8,412,720,985
Affiliated investments (cost $329,173,056)	329,173,056
Cash	45,637
Receivable for investments sold	25,399,950
Tax reclaim receivable	2,194,638
Dividends and interest receivable	1,633,324
Receivable for Portfolio shares sold	345,267
Deposit with broker for centrally cleared/exchange-traded derivatives	246,000
Due from broker-variation margin futures	9,826
Prepaid expenses and other assets	92,284

Total Assets	8,771,860,967

LIABILITIES
Payable to broker for collateral for securities on loan	281,429,095
Payable for Portfolio shares purchased	25,887,175
Management fee payable	2,276,684
Accrued expenses and other liabilities	643,888
Distribution fee payable	356,623
Payable to affiliate	292,895
Loan payable	103,000
Trustees’ fees payable	3,898
Payable to custodian	746
Affiliated transfer agent fee payable	707

Total Liabilities	310,994,711

NET ASSETS	$8,460,866,256

Net assets were comprised of:
Partners’ Equity	$8,460,866,256

Net asset value and redemption price per share, $8,460,866,256 / 89,672,883 outstanding shares of beneficial interest	$94.35

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $467,042 foreign withholding tax, of which $70,895 is reimbursable by an affiliate)	$35,931,229
Affiliated dividend income	1,196,459
Interest income	617,315
Income from securities lending, net (including affiliated income of $264,706)	267,510

Total income	38,012,513

EXPENSES
Management fee	43,271,449
Distribution fee	16,609,169
Custodian and accounting fees	463,863
Trustees’ fees	112,629
Professional fees	91,843
Audit fee	61,737
Transfer agent’s fees and expenses (including affiliated expense of $4,592)	9,039
Shareholders’ reports	1,570
Miscellaneous	182,319

Total expenses	60,803,618
Less: Fee waiver and/or expense reimbursement	(3,020,627)

Net expenses	57,782,991

NET INVESTMENT INCOME (LOSS)	(19,770,478)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,868))	1,078,573,339
Futures transactions	(709,144)
Foreign currency transactions	(33,029)

1,077,831,166

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,338))	558,640,655
Futures	(15,643)
Foreign currencies	(236)

558,624,776

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,636,455,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,616,685,464

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(19,770,478)	$(8,387,257)
Net realized gain (loss) on investment and foreign currency transactions	1,077,831,166	309,784,616
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	558,624,776	1,444,762,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,616,685,464	1,746,160,273

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,648,971 and 10,665,895 shares, respectively]	630,042,383	673,726,800
Portfolio shares issued in merger [19,204,772 and 0 shares, respectively]	1,870,352,791	—
Portfolio shares purchased [14,816,138 and 15,002,029 shares, respectively]	(1,283,642,383)	(929,212,347)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,216,752,791	(255,485,547)

TOTAL INCREASE (DECREASE)	2,833,438,255	1,490,674,726
NET ASSETS:
Beginning of year	5,627,428,001	4,136,753,275

End of year	$8,460,866,256	$5,627,428,001

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a) :
Net Asset Value, beginning of year	$72.49	$50.47	$75.56	$64.52	$46.15

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.25)	(0.11)	(0.13)	(0.38)	(0.23)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	22.11	22.13	(24.96)	11.42	18.60

Total from investment operations	21.86	22.02	(25.09)	11.04	18.37

Net Asset Value, end of year	$94.35	$72.49	$50.47	$75.56	$64.52

Total Return(b)	30.16%	43.63%	(33.21)%	17.11%	39.80%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$8,461	$5,627	$4,137	$2,783	$3,593
Average net assets (in millions)	$6,644	$4,925	$3,503	$3,128	$2,993
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.87%	0.87%	0.87%	0.88%	0.90%
Expenses before waivers and/or expense reimbursement	0.92%	0.93%	0.93%	0.93%	0.94%
Net investment income (loss)	(0.30)%	(0.17)%	(0.22)%	(0.54)%	(0.44)%
Portfolio turnover rate(d)	46%	29%	64%	16%	42%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 94.5%
Aerospace & Defense — 2.5%
Boeing Co. (The)*	9,909	$1,753,893
Curtiss-Wright Corp.	2,600	922,662
General Dynamics Corp.	18,795	4,952,294
Huntington Ingalls Industries, Inc.	10,094	1,907,463
L3Harris Technologies, Inc.	6,900	1,450,932
Northrop Grumman Corp.	82,133	38,544,196
RTX Corp.	372,904	43,152,451
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	9,634	328,327
Textron, Inc.	83,910	6,418,276

		99,430,494

Air Freight & Logistics — 1.0%
FedEx Corp.	143,390	40,339,909

Automobile Components — 0.3%
Aptiv PLC (United Kingdom)*	53,872	3,258,179
Gentex Corp.	100,678	2,892,479
Magna International, Inc. (Canada)	169,260	7,073,375
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	3,700	73,704

		13,297,737

Automobiles — 1.1%
Ford Motor Co.	433,700	4,293,630
General Motors Co.	786,760	41,910,705

		46,204,335

Banks — 9.2%
Bank of America Corp.	1,939,854	85,256,583
Citigroup, Inc.	900,643	63,396,261
Citizens Financial Group, Inc.	118,959	5,205,646
Comerica, Inc.	44,425	2,747,686
East West Bancorp, Inc.	9,600	919,296
Fifth Third Bancorp	70,000	2,959,600
First Citizens BancShares, Inc. (Class A Stock)(a)	5,976	12,627,407
First Horizon Corp.	116,233	2,340,933
Huntington Bancshares, Inc.	50,300	818,381
JPMorgan Chase & Co.	435,487	104,390,589
KeyCorp	34,600	593,044
M&T Bank Corp.	5,800	1,090,458
PNC Financial Services Group, Inc. (The)	115,500	22,274,175
Regions Financial Corp.	31,400	738,528
Truist Financial Corp.	180,738	7,840,414
U.S. Bancorp	492,473	23,554,984
Wells Fargo & Co.	506,657	35,587,588

		372,341,573

Beverages — 1.4%
Coca-Cola Co. (The)	464,600	28,925,996
Constellation Brands, Inc. (Class A Stock)	19,700	4,353,700
Keurig Dr. Pepper, Inc.	98,000	3,147,760
PepsiCo, Inc.	146,470	22,272,228

		58,699,684

	Shares	Value
COMMON STOCKS (continued)
Biotechnology — 2.2%
AbbVie, Inc.	249,054	$44,256,896
Biogen, Inc.*	16,410	2,509,417
BioMarin Pharmaceutical, Inc.*	50,313	3,307,073
Incyte Corp.*	6,800	469,676
Moderna, Inc.*	7,400	307,692
Neurocrine Biosciences, Inc.*	9,529	1,300,709
Regeneron Pharmaceuticals, Inc.*	48,728	34,710,416
United Therapeutics Corp.*	3,200	1,129,088

		87,990,967

Broadline Retail — 0.3%
Amazon.com, Inc.*	35,909	7,878,076
eBay, Inc.	52,000	3,221,400

		11,099,476

Building Products — 1.0%
Builders FirstSource, Inc.*	13,100	1,872,383
Carrier Global Corp.	195,202	13,324,489
Johnson Controls International PLC	255,600	20,174,508
Owens Corning	31,976	5,446,152
Trane Technologies PLC	1,178	435,094

		41,252,626

Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	111,276	8,549,335
Blackrock, Inc.	2,600	2,665,286
Charles Schwab Corp. (The)	633,803	46,907,760
CME Group, Inc.	81,300	18,880,299
Goldman Sachs Group, Inc. (The)	54,582	31,254,745
Intercontinental Exchange, Inc.	9,900	1,475,199
Jefferies Financial Group, Inc.	7,100	556,640
Morgan Stanley	41,700	5,242,524
Northern Trust Corp.	20,600	2,111,500
Raymond James Financial, Inc.	39,106	6,074,335
State Street Corp.	158,603	15,566,884

		139,284,507

Chemicals — 3.5%
Air Products & Chemicals, Inc.	143,566	41,639,883
Axalta Coating Systems Ltd.*	65,839	2,253,010
CF Industries Holdings, Inc.	18,800	1,604,016
Chemours Co. (The)	184,549	3,118,878
Corteva, Inc.	354,300	20,180,928
Dow, Inc.	39,400	1,581,122
DuPont de Nemours, Inc.	162,700	12,405,875
Eastman Chemical Co.	80,400	7,342,128
International Flavors & Fragrances, Inc.	9,500	803,225
Linde PLC(a)	25,900	10,843,553
LyondellBasell Industries NV (Class A Stock)	18,600	1,381,422
Olin Corp.	150,487	5,086,461
PPG Industries, Inc.	87,600	10,463,820
Sherwin-Williams Co. (The)	60,806	20,669,783
Westlake Corp.	3,200	366,880

		139,740,984

Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.*	5,900	1,357,826

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Veralto Corp.	135,185	$13,768,592

		15,126,418

Communications Equipment — 1.5%
Cisco Systems, Inc.	215,700	12,769,440
F5, Inc.*	62,687	15,763,900
Motorola Solutions, Inc.	49,322	22,798,108
Telefonaktiebolaget LM Ericsson (Sweden), ADR	1,263,942	10,187,372

		61,518,820

Construction Materials — 1.2%
CRH PLC	228,600	21,150,072
Martin Marietta Materials, Inc.	45,694	23,600,951
Vulcan Materials Co.	14,400	3,704,112

		48,455,135

Consumer Finance — 2.2%
American Express Co.(a)	86,691	25,729,022
Capital One Financial Corp.	297,200	52,996,704
Discover Financial Services	42,394	7,343,912
SoFi Technologies, Inc.*(a)	36,300	559,020
Synchrony Financial	40,200	2,613,000

		89,241,658

Consumer Staples Distribution & Retail — 2.6%
BJ’s Wholesale Club Holdings, Inc.*	154,060	13,765,261
Casey’s General Stores, Inc.	4,100	1,624,543
Dollar General Corp.	11,700	887,094
Dollar Tree, Inc.*	11,500	861,810
Kroger Co. (The)(a)	78,900	4,824,735
Performance Food Group Co.*	121,861	10,303,347
Target Corp.	137,400	18,573,732
US Foods Holding Corp.*	24,400	1,646,024
Walmart, Inc.	570,436	51,538,893

		104,025,439

Containers & Packaging — 0.7%
Amcor PLC(a)	158,600	1,492,426
Ball Corp.(a)	136,700	7,536,271
Graphic Packaging Holding Co.	109,135	2,964,106
International Paper Co.(a)	66,266	3,566,436
Packaging Corp. of America	9,800	2,206,274
Sealed Air Corp.	83,566	2,827,038
Silgan Holdings, Inc.	77,793	4,049,126
Smurfit WestRock PLC	38,100	2,052,066

		26,693,743

Distributors — 0.0%
Genuine Parts Co.(a)	7,700	899,052

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	376,100	8,563,797
Verizon Communications, Inc.	461,847	18,469,262

		27,033,059

Electric Utilities — 2.1%
Edison International	325,420	25,981,533
NextEra Energy, Inc.	269,100	19,291,779

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
NRG Energy, Inc.	213,000	$19,216,860
PPL Corp.(a)	598,838	19,438,281

		83,928,453

Electrical Equipment — 0.5%
AMETEK, Inc.	16,800	3,028,368
Emerson Electric Co.(a)	66,690	8,264,892
nVent Electric PLC	34,834	2,374,285
Regal Rexnord Corp.	34,424	5,340,195

		19,007,740

Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.*	5,200	492,596
Corning, Inc.	126,658	6,018,788
Flex Ltd.*	41,800	1,604,702
Keysight Technologies, Inc.*	12,600	2,023,938
TD SYNNEX Corp.	22,198	2,603,382
TE Connectivity PLC (Switzerland)	58,394	8,348,590
Teledyne Technologies, Inc.*	1,700	789,021
Trimble, Inc.*	8,600	607,676

		22,488,693

Energy Equipment & Services — 0.5%
Baker Hughes Co.	224,066	9,191,187
Halliburton Co.(a)	110,113	2,993,973
NOV, Inc.	470,484	6,869,066
Schlumberger NV	39,200	1,502,928
TechnipFMC PLC (United Kingdom)	46,200	1,337,028

		21,894,182

Entertainment — 0.7%
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	800	67,232
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	7,800	722,748
Live Nation Entertainment, Inc.*	24,040	3,113,180
Take-Two Interactive Software, Inc.*	6,300	1,159,704
Walt Disney Co. (The)	167,909	18,696,667
Warner Bros Discovery, Inc.*	323,271	3,416,975

		27,176,506

Financial Services — 3.7%
Affirm Holdings, Inc.*	63,943	3,894,129
Apollo Global Management, Inc.	124,500	20,562,420
Berkshire Hathaway, Inc. (Class B Stock)*(a)	106,955	48,480,562
Block, Inc.*	183,910	15,630,511
Corebridge Financial, Inc.	164,310	4,917,798
Corpay, Inc.*	23,325	7,893,647
Euronet Worldwide, Inc.*	38,589	3,968,493
Fidelity National Information Services, Inc.	169,157	13,662,811
Fiserv, Inc.*	31,782	6,528,658
Global Payments, Inc.	8,900	997,334
Visa, Inc. (Class A Stock)	72,590	22,941,344
WEX, Inc.*	8,023	1,406,592

		150,884,299

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Food Products — 0.7%
Archer-Daniels-Midland Co.	9,100	$459,732
Conagra Brands, Inc.	86,731	2,406,785
General Mills, Inc.	86,389	5,509,027
Hormel Foods Corp.	39,900	1,251,663
Kraft Heinz Co. (The)	245,522	7,539,981
Lamb Weston Holdings, Inc.(a)	34,963	2,336,577
McCormick & Co., Inc. (XLON)	18,500	1,410,440
McCormick & Co., Inc. (NYSE)	1,200	90,960
Mondelez International, Inc. (Class A Stock)	74,900	4,473,777
The Campbell’s Co.(a)	35,000	1,465,800
Tyson Foods, Inc. (Class A Stock)	10,400	597,376

		27,542,118

Ground Transportation — 1.1%
CSX Corp.	355,997	11,488,023
J.B. Hunt Transport Services, Inc.(a)	5,600	955,696
Knight-Swift Transportation Holdings, Inc.	15,863	841,374
Norfolk Southern Corp.	26,743	6,276,582
Uber Technologies, Inc.*	53,870	3,249,438
XPO, Inc.*	177,741	23,310,732

		46,121,845

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	63,300	7,159,863
Align Technology, Inc.*	2,600	542,126
Baxter International, Inc.	18,800	548,208
Becton, Dickinson & Co.	138,048	31,318,950
Boston Scientific Corp.*	216,300	19,319,916
Cooper Cos., Inc. (The)*	7,100	652,703
Edwards Lifesciences Corp.*	40,600	3,005,618
GE HealthCare Technologies, Inc.	120,817	9,445,473
Hologic, Inc.*	16,900	1,218,321
Medtronic PLC	124,115	9,914,306
STERIS PLC	7,200	1,480,032
Zimmer Biomet Holdings, Inc.	35,671	3,767,928

		88,373,444

Health Care Providers & Services — 5.5%
Cardinal Health, Inc.	69,401	8,208,056
Centene Corp.*	9,200	557,336
Cigna Group (The)	94,964	26,223,359
CVS Health Corp.	513,727	23,061,205
Elevance Health, Inc.	39,327	14,507,730
HCA Healthcare, Inc.	10,106	3,033,316
Humana, Inc.	27,740	7,037,915
Labcorp Holdings, Inc.	18,308	4,198,391
McKesson Corp.	109,979	62,678,132
Molina Healthcare, Inc.*	3,000	873,150
Quest Diagnostics, Inc.(a)	12,200	1,840,492
Tenet Healthcare Corp.*	10,400	1,312,792
UnitedHealth Group, Inc.	132,953	67,255,605

		220,787,479

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	92,725	1,624,542

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.*	293,350	$7,310,282
Hilton Worldwide Holdings, Inc.	64,200	15,867,672
Hyatt Hotels Corp. (Class A Stock)	1,400	219,772
McDonald’s Corp.	26,629	7,719,481
Starbucks Corp.	86,983	7,937,199

		39,054,406

Household Durables — 1.1%
D.R. Horton, Inc.	36,200	5,061,484
Garmin Ltd.	6,800	1,402,568
Lennar Corp. (Class A Stock)	18,000	2,454,660
Lennar Corp. (Class B Stock)	1,000	132,150
Mohawk Industries, Inc.*	46,995	5,598,514
PulteGroup, Inc.	270,400	29,446,560
Toll Brothers, Inc.	11,500	1,448,425

		45,544,361

Household Products — 0.7%
Procter & Gamble Co. (The)	165,600	27,762,840

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	103,731	23,431,796

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	106,395	2,276,853
Lineage, Inc.(a)	20,707	1,212,809
Prologis, Inc.	15,837	1,673,971

		5,163,633

Insurance — 3.8%
Aflac, Inc.	18,800	1,944,672
Allstate Corp. (The)	18,100	3,489,499
American International Group, Inc.	345,555	25,156,404
Arch Capital Group Ltd.	26,000	2,401,100
Arthur J. Gallagher & Co.	11,623	3,299,188
AXA SA (France)	426,498	15,178,912
Chubb Ltd.	13,400	3,702,420
Cincinnati Financial Corp.	5,400	775,980
Everest Group Ltd.	1,400	507,444
Fidelity National Financial, Inc.	19,000	1,066,660
Hartford Financial Services Group, Inc. (The)	84,039	9,193,867
Loews Corp.	15,000	1,270,350
Markel Group, Inc.*	890	1,536,345
Marsh & McLennan Cos., Inc.	90,181	19,155,346
MetLife, Inc.	122,104	9,997,875
Oscar Health, Inc. (Class A Stock)*	253,531	3,407,457
Principal Financial Group, Inc.	7,900	611,539
Progressive Corp. (The)	73,580	17,630,504
Reinsurance Group of America, Inc.	2,300	491,349
RenaissanceRe Holdings Ltd. (Bermuda)	5,400	1,343,574
Travelers Cos., Inc. (The)	122,693	29,555,517
Unum Group	12,600	920,178
W.R. Berkley Corp.(a)	26,100	1,527,372

		154,163,552

Interactive Media & Services — 1.1%
Alphabet, Inc. (Class A Stock)	130,031	24,614,868
Meta Platforms, Inc. (Class A Stock)	24,094	14,107,278

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Pinterest, Inc. (Class A Stock)*	201,550	$5,844,950

		44,567,096

IT Services — 0.5%
Akamai Technologies, Inc.*(a)	8,100	774,765
Amdocs Ltd.	37,136	3,161,759
Cognizant Technology Solutions Corp. (Class A Stock)	175,909	13,527,402
EPAM Systems, Inc.*	2,000	467,640
Okta, Inc.*	5,500	433,400
Twilio, Inc. (Class A Stock)*	5,300	572,824

		18,937,790

Leisure Products — 0.0%
Brunswick Corp.	15,528	1,004,351

Life Sciences Tools & Services — 1.4%
Avantor, Inc.*	24,600	518,322
Danaher Corp.	12,000	2,754,600
ICON PLC*	1,400	293,594
IQVIA Holdings, Inc.*	9,800	1,925,798
Revvity, Inc.	4,400	491,084
Thermo Fisher Scientific, Inc.	96,464	50,183,467

		56,166,865

Machinery — 3.7%
AGCO Corp.(a)	20,806	1,944,945
CNH Industrial NV(a)	430,854	4,881,576
Cummins, Inc.	28,857	10,059,550
Deere & Co.	57,087	24,187,762
Dover Corp.	10,100	1,894,760
Fortive Corp.	12,600	945,000
Gates Industrial Corp. PLC*	184,962	3,804,668
IDEX Corp.	5,600	1,172,024
Illinois Tool Works, Inc.	45,488	11,533,937
Ingersoll Rand, Inc.	215,800	19,521,268
Middleby Corp. (The)*	18,290	2,477,381
Nordson Corp.	4,200	878,808
Otis Worldwide Corp.	262,725	24,330,962
PACCAR, Inc.	83,622	8,698,361
Parker-Hannifin Corp.	30,779	19,576,367
Pentair PLC	12,000	1,207,680
Snap-on, Inc.	5,800	1,968,984
Stanley Black & Decker, Inc.	51,430	4,129,315
Westinghouse Air Brake Technologies Corp.	12,200	2,312,998
Xylem, Inc.	17,500	2,030,350

		147,556,696

Media — 1.6%
Charter Communications, Inc. (Class A Stock)*(a)	32,600	11,174,302
Comcast Corp. (Class A Stock)(a)	1,106,584	41,530,098
Fox Corp. (Class A Stock)	24,300	1,180,494
Fox Corp. (Class B Stock)	24,400	1,116,056
News Corp. (Class A Stock)	27,300	751,842
News Corp. (Class B Stock)	13,700	416,891
Omnicom Group, Inc.(a)	21,600	1,858,464
Paramount Global (Class B Stock)	143,098	1,496,805

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
WPP PLC (United Kingdom), ADR	62,980	$3,237,172

		62,762,124

Metals & Mining — 0.9%
Alcoa Corp.	122,988	4,646,487
Commercial Metals Co.	20,278	1,005,789
Freeport-McMoRan, Inc.	647,456	24,655,124
Newmont Corp.	81,500	3,033,430
Nucor Corp.	13,400	1,563,914
Reliance, Inc.	5,000	1,346,300
Steel Dynamics, Inc.	16,900	1,927,783

		38,178,827

Multi-Utilities — 2.0%
Dominion Energy, Inc.	194,410	10,470,923
NiSource, Inc.	71,790	2,639,000
Sempra(a)	573,170	50,278,472
WEC Energy Group, Inc.	187,327	17,616,231

		81,004,626

Office REITs — 0.3%
Vornado Realty Trust	267,100	11,228,884

Oil, Gas & Consumable Fuels — 7.3%
APA Corp.	446,702	10,314,349
Chevron Corp.	298,033	43,167,100
ConocoPhillips	621,980	61,681,757
Coterra Energy, Inc.	40,700	1,039,478
Diamondback Energy, Inc.	21,800	3,571,494
Enterprise Products Partners LP, MLP	995,203	31,209,566
EOG Resources, Inc.	31,000	3,799,980
EQT Corp.	67,356	3,105,785
Exxon Mobil Corp.	651,131	70,042,162
Hess Corp.	55,356	7,362,902
Kinder Morgan, Inc.	80,600	2,208,440
Marathon Petroleum Corp.	18,300	2,552,850
Murphy Oil Corp.	42,274	1,279,211
Occidental Petroleum Corp.(a)	52,600	2,598,966
ONEOK, Inc.	32,200	3,232,880
Ovintiv, Inc.	115,211	4,666,045
Phillips 66	15,600	1,777,308
Shell PLC	467,379	14,667,847
Shell PLC, ADR	131,663	8,248,687
Valero Energy Corp.(a)	132,000	16,181,880
Williams Cos., Inc. (The)	44,900	2,429,988

		295,138,675

Passenger Airlines — 1.1%
American Airlines Group, Inc.*	216,979	3,781,944
Copa Holdings SA (Panama) (Class A Stock)	5,794	509,177
Delta Air Lines, Inc.	119,546	7,232,533
Southwest Airlines Co.	823,503	27,686,171
United Airlines Holdings, Inc.*	35,100	3,408,210

		42,618,035

Personal Care Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,100	907,258

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Haleon PLC, ADR	1,773,314	$16,917,416
Kenvue, Inc.	416,200	8,885,870
Unilever PLC (United Kingdom), ADR	71,133	4,033,241

		30,743,785

Pharmaceuticals — 3.0%
AstraZeneca PLC (United Kingdom), ADR	274,109	17,959,622
Bristol-Myers Squibb Co.	154,065	8,713,916
GSK PLC, ADR	93,321	3,156,116
Johnson & Johnson	300,734	43,492,151
Merck & Co., Inc.	258,844	25,749,801
Pfizer, Inc.	210,100	5,573,953
Royalty Pharma PLC (Class A Stock)	16,300	415,813
Sanofi SA	163,165	15,861,400
Sanofi SA, ADR	33,569	1,619,033
Viatris, Inc.	43,700	544,065

		123,085,870

Professional Services — 0.2%
Genpact Ltd.	72,564	3,116,624
Jacobs Solutions, Inc.	4,500	601,290
Leidos Holdings, Inc.	14,400	2,074,464
SS&C Technologies Holdings, Inc.	26,900	2,038,482
TransUnion	20,800	1,928,368

		9,759,228

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	33,400	4,385,086
CoStar Group, Inc.*	7,400	529,766
Zillow Group, Inc. (Class A Stock)*	2,000	141,700
Zillow Group, Inc. (Class C Stock)*	87,517	6,480,634

		11,537,186

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*(a)	29,000	3,502,910
Analog Devices, Inc.	9,200	1,954,632
ASML Holding NV (Netherlands)	2,546	1,764,582
Broadcom, Inc.	94,806	21,979,823
Entegris, Inc.	10,800	1,069,848
First Solar, Inc.*	12,000	2,114,880
GLOBALFOUNDRIES, Inc.*(a)	6,100	261,751
Intel Corp.	1,182,000	23,699,100
Microchip Technology, Inc.(a)	373,754	21,434,792
Micron Technology, Inc.	146,845	12,358,475
NXP Semiconductors NV (China)	63,500	13,198,475
ON Semiconductor Corp.*	26,000	1,639,300
QUALCOMM, Inc.	124,800	19,171,776
Skyworks Solutions, Inc.	5,900	523,212

		124,673,556

Software — 2.5%
Adobe, Inc.*	7,463	3,318,647
Aspen Technology, Inc.*(a)	2,300	574,149
Microsoft Corp.	103,620	43,675,830
Oracle Corp.	247,241	41,200,240
Roper Technologies, Inc.	3,800	1,975,430
Salesforce, Inc.	29,219	9,768,788

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Synopsys, Inc.*	1,073	$520,792
Zoom Communications, Inc. (Class A Stock)*	9,500	775,295

		101,809,171

Specialized REITs — 0.8%
American Tower Corp.	99,519	18,252,779
Digital Realty Trust, Inc.	27,121	4,809,367
Equinix, Inc.	7,129	6,721,863
SBA Communications Corp.	18,251	3,719,554

		33,503,563

Specialty Retail — 1.0%
Home Depot, Inc. (The)(a)	51,881	20,181,190
O’Reilly Automotive, Inc.*	12,393	14,695,619
Ross Stores, Inc.	31,844	4,817,042

		39,693,851

Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc. (Class C Stock)	29,696	3,422,167
Hewlett Packard Enterprise Co.	592,302	12,645,648
Western Digital Corp.*	204,328	12,184,078

		28,251,893

Textiles, Apparel & Luxury Goods — 0.1%
Kontoor Brands, Inc.	27,919	2,384,562
Tapestry, Inc.	25,600	1,672,448

		4,057,010

Tobacco — 0.8%
Philip Morris International, Inc.	284,755	34,270,264

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)	37,538	3,592,386
United Rentals, Inc.	18,800	13,243,472
WESCO International, Inc.	16,833	3,046,100

		19,881,958

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.	125,300	27,657,469

TOTAL COMMON STOCKS (cost $3,786,763,006)		3,815,714,278

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.4%
iShares Russell 1000 Value ETF	460,850	85,317,160
SPDR Portfolio S&P 500 Value ETF	1,016,021	51,959,314

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $125,629,945)		137,276,474

TOTAL LONG-TERM INVESTMENTS (cost $3,912,392,951)		3,952,990,752

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Shares	Value

SHORT-TERM INVESTMENTS — 7.7%
AFFILIATED MUTUAL FUNDS — 7.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)		74,740,457	$74,740,457
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $235,667,178; includes $235,410,130 of cash collateral for securities on loan)(b)(wb)		235,808,663	235,667,178

TOTAL AFFILIATED MUTUAL FUNDS (cost $310,407,635)			310,407,635

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
4.216%	03/25/25	550	544,771

(cost $544,713)
TOTAL SHORT-TERM INVESTMENTS (cost $310,952,348)			310,952,406

TOTAL INVESTMENTS—105.6% (cost $4,223,345,299)			4,263,943,158
Liabilities in excess of other assets(z) — (5.6)%			(227,950,149)

NET ASSETS — 100.0%			$4,035,993,009

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $231,681,272; cash collateral of $235,410,130 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8	S&P 500 E-Mini Index	Mar. 2025	$2,374,300	$(75,452)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound, Expiring 03/19/25	CITI	GBP	21,807	$27,667,045	$27,283,986	$383,059	$—
Euro, Expiring 03/19/25	GSI	EUR	26,604	28,060,619	27,653,993	406,626	—

				$55,727,664	$54,937,979	$789,685	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$—	$544,771

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$99,430,494	$—	$—
Air Freight & Logistics	40,339,909	—	—
Automobile Components	13,297,737	—	—
Automobiles	46,204,335	—	—
Banks	372,341,573	—	—
Beverages	58,699,684	—	—
Biotechnology	87,990,967	—	—
Broadline Retail	11,099,476	—	—
Building Products	41,252,626	—	—
Capital Markets	139,284,507	—	—
Chemicals	139,740,984	—	—
Commercial Services & Supplies	15,126,418	—	—
Communications Equipment	61,518,820	—	—
Construction Materials	48,455,135	—	—
Consumer Finance	89,241,658	—	—
Consumer Staples Distribution & Retail	104,025,439	—	—
Containers & Packaging	26,693,743	—	—
Distributors	899,052	—	—
Diversified Telecommunication Services	27,033,059	—	—
Electric Utilities	83,928,453	—	—
Electrical Equipment	19,007,740	—	—
Electronic Equipment, Instruments & Components	22,488,693	—	—
Energy Equipment & Services	21,894,182	—	—
Entertainment	27,176,506	—	—
Financial Services	150,884,299	—	—
Food Products	27,542,118	—	—
Ground Transportation	46,121,845	—	—
Health Care Equipment & Supplies	88,373,444	—	—
Health Care Providers & Services	220,787,479	—	—
Hotel & Resort REITs	1,624,542	—	—
Hotels, Restaurants & Leisure	39,054,406	—	—
Household Durables	45,544,361	—	—
Household Products	27,762,840	—	—
Industrial Conglomerates	23,431,796	—	—
Industrial REITs	5,163,633	—	—
Insurance	138,984,640	15,178,912	—
Interactive Media & Services	44,567,096	—	—
IT Services	18,937,790	—	—
Leisure Products	1,004,351	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$56,166,865	$—	$—
Machinery	147,556,696	—	—
Media	62,762,124	—	—
Metals & Mining	38,178,827	—	—
Multi-Utilities	81,004,626	—	—
Office REITs	11,228,884	—	—
Oil, Gas & Consumable Fuels	280,470,828	14,667,847	—
Passenger Airlines	42,618,035	—	—
Personal Care Products	30,743,785	—	—
Pharmaceuticals	107,224,470	15,861,400	—
Professional Services	9,759,228	—	—
Real Estate Management & Development	11,537,186	—	—
Semiconductors & Semiconductor Equipment	124,673,556	—	—
Software	101,809,171	—	—
Specialized REITs	33,503,563	—	—
Specialty Retail	39,693,851	—	—
Technology Hardware, Storage & Peripherals	28,251,893	—	—
Textiles, Apparel & Luxury Goods	4,057,010	—	—
Tobacco	34,270,264	—	—
Trading Companies & Distributors	19,881,958	—	—
Wireless Telecommunication Services	27,657,469	—	—
Unaffiliated Exchange-Traded Funds	137,276,474	—	—
Short-Term Investments
Affiliated Mutual Funds	310,407,635	—	—
U.S. Treasury Obligation	—	544,771	—

Total	$4,217,690,228	$46,252,930	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$789,685	$—

Liabilities
Futures Contracts	$(75,452)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Banks	9.2%
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	7.7
Oil, Gas & Consumable Fuels	7.3
Health Care Providers & Services	5.5
Insurance	3.8
Financial Services	3.7
Machinery	3.7
Chemicals	3.5
Capital Markets	3.4
Unaffiliated Exchange-Traded Funds	3.4
Semiconductors & Semiconductor Equipment	3.1
Pharmaceuticals	3.0
Consumer Staples Distribution & Retail	2.6
Software	2.5

Aerospace & Defense	2.5%
Consumer Finance	2.2
Health Care Equipment & Supplies	2.2
Biotechnology	2.2
Electric Utilities	2.1
Multi-Utilities	2.0
Media	1.6
Communications Equipment	1.5
Beverages	1.4
Life Sciences Tools & Services	1.4
Construction Materials	1.2
Automobiles	1.1
Ground Transportation	1.1
Household Durables	1.1
Interactive Media & Services	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Passenger Airlines	1.1%
Building Products	1.0
Air Freight & Logistics	1.0
Specialty Retail	1.0
Hotels, Restaurants & Leisure	1.0
Metals & Mining	0.9
Tobacco	0.8
Specialized REITs	0.8
Personal Care Products	0.8
Technology Hardware, Storage & Peripherals	0.7
Household Products	0.7
Wireless Telecommunication Services	0.7
Food Products	0.7
Entertainment	0.7
Diversified Telecommunication Services	0.7
Containers & Packaging	0.7
Industrial Conglomerates	0.6
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	0.5
Trading Companies & Distributors	0.5

Electrical Equipment	0.5%
IT Services	0.5
Commercial Services & Supplies	0.4
Automobile Components	0.3
Real Estate Management & Development	0.3
Office REITs	0.3
Broadline Retail	0.3
Professional Services	0.2
Industrial REITs	0.1
Textiles, Apparel & Luxury Goods	0.1
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*
Distributors	0.0	*
U.S. Treasury Obligation	0.0	*

	105.6
Liabilities in excess of other assets	(5.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$75,452	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	789,685	—	—

		$789,685		$75,452

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(92,422)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$(75,452)	$—
Foreign exchange contracts	—	789,685

Total	$(75,452)	$789,685

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 474,860
Forward Foreign Currency Exchange Contracts - Sold (2)	11,145,533

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$231,681,272	$(231,681,272)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$383,059	$—	$383,059	$—	$383,059
GSI	406,626	—	406,626	—	406,626

	$789,685	$—	$789,685	$—	$789,685

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $231,681,272:
Unaffiliated investments (cost $3,912,937,664)	$3,953,535,523
Affiliated investments (cost $310,407,635)	310,407,635
Cash	387,445
Foreign currency, at value (cost $1)	5
Tax reclaim receivable	4,447,540
Dividends and interest receivable	4,440,256
Receivable for Portfolio shares sold	3,632,165
Receivable for investments sold	2,498,358
Unrealized appreciation on OTC forward foreign currency exchange contracts	789,685
Prepaid expenses and other assets	32,759

Total Assets	4,280,171,371

LIABILITIES
Payable to broker for collateral for securities on loan	235,410,130
Payable for investments purchased	3,442,357
Payable to affiliate	2,693,042
Management fee payable	995,399
Payable for Portfolio shares purchased	901,135
Accrued expenses and other liabilities	555,846
Distribution fee payable	166,893
Due to broker-variation margin futures	9,200
Trustees’ fees payable	3,653
Affiliated transfer agent fee payable	707

Total Liabilities	244,178,362

NET ASSETS	$4,035,993,009

Net assets were comprised of:
Partners’ Equity	$4,035,993,009

Net asset value and redemption price per share, $4,035,993,009 / 76,750,225 outstanding shares of beneficial interest	$52.59

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,320,598 foreign withholding tax, of which $154,525 is reimbursable by an affiliate)	$79,494,230
Affiliated dividend income	1,418,268
Income from securities lending, net (including affiliated income of $367,070)	438,335
Interest income	410,086

Total income	81,760,919

EXPENSES
Management fee	18,461,815
Distribution fee	8,297,429
Custodian and accounting fees	292,576
Professional fees	82,231
Audit fee	61,737
Trustees’ fees	61,168
Shareholders’ reports	9,722
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	79,893

Total expenses	27,355,610
Less: Fee waiver and/or expense reimbursement	(577,037)

Net expenses	26,778,573

NET INVESTMENT INCOME (LOSS)	54,982,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(44,844))	452,028,207
Futures transactions	(92,422)
Foreign currency transactions	(176,500)

451,759,285

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,550)	(226,765,982)
Futures	(75,452)
Forward currency contracts	789,685
Foreign currencies	(32,156)

(226,083,905)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	225,675,380

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$280,657,726

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$54,982,346	$54,467,080
Net realized gain (loss) on investment and foreign currency transactions	451,759,285	103,162,120
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(226,083,905)	104,670,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	280,657,726	262,299,343

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,134,811 and 10,478,756 shares, respectively]	634,884,865	473,638,684
Portfolio shares issued in merger [11,472,553 and 0 shares, respectively]	623,074,380	—
Portfolio shares purchased [11,041,741 and 9,957,589 shares, respectively]	(573,335,753)	(440,477,839)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	684,623,492	33,160,845

TOTAL INCREASE (DECREASE)	965,281,218	295,460,188
NET ASSETS:
Beginning of year	3,070,711,791	2,775,251,603

End of year	$4,035,993,009	$3,070,711,791

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$47.84	$43.59	$42.86	$33.18	$33.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.86	0.86	0.76	0.42	0.50
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.89	3.39	(0.03)	9.26	(0.40	)(b)

Total from investment operations	4.75	4.25	0.73	9.68	0.10

Net Asset Value, end of year	$52.59	$47.84	$43.59	$42.86	$33.18

Total Return(c)	9.93%	9.75%	1.70%	29.21%	0.27%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$4,036	$3,071	$2,775	$1,218	$2,166
Average net assets (in millions)	$3,319	$2,803	$2,841	$1,748	$1,304
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.81%	0.80%	0.80%	0.81%	0.83%
Expenses before waivers and/or expense reimbursement	0.83%	0.83%	0.82%	0.83%	0.84%
Net investment income (loss)	1.66%	1.94%	1.76%	1.06%	1.82%
Portfolio turnover rate(e)	99%	35%	79%	24%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Austria — 0.8%
Erste Group Bank AG	67,986	$4,208,070

Canada — 2.9%
Canadian National Railway Co.	71,730	7,281,312
Canadian Pacific Kansas City Ltd.(a)	124,469	9,007,822

		16,289,134

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	42,324	4,064,912

France — 8.1%
Air Liquide SA	31,159	5,065,199
Capgemini SE	55,839	9,120,056
EssilorLuxottica SA	11,378	2,775,434
Hermes International SCA	1,139	2,732,885
Legrand SA	73,544	7,153,727
LVMH Moet Hennessy Louis Vuitton SE	16,339	10,747,684
Pernod Ricard SA	71,603	8,090,203

		45,685,188

Germany — 3.1%
Brenntag SE	30,451	1,831,283
Deutsche Boerse AG	16,169	3,724,631
Merck KGaA	55,599	8,090,929
MTU Aero Engines AG	11,528	3,850,305

		17,497,148

Ireland — 1.3%
Accenture PLC (Class A Stock)	21,453	7,546,951

Israel — 1.4%
Check Point Software Technologies Ltd.*(a)	41,296	7,709,963

Japan — 2.2%
Hoya Corp.	21,800	2,705,517
Kubota Corp.	343,800	3,982,842
Olympus Corp.	397,300	5,931,788

		12,620,147

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	149,529	963,537

Netherlands — 1.9%
Akzo Nobel NV	58,518	3,512,427
Heineken NV	103,981	7,410,641

		10,923,068

South Korea — 0.7%
Samsung Electronics Co. Ltd.	104,675	3,735,517

Spain — 3.3%
Aena SME SA, 144A	25,001	5,102,649
Amadeus IT Group SA	109,657	7,740,055
Cellnex Telecom SA, 144A	174,524	5,512,611

		18,355,315

	Shares	Value
COMMON STOCKS (continued)
Switzerland — 4.0%
Cie Financiere Richemont SA (Class A Stock)	65,310	$9,879,719
Julius Baer Group Ltd.	34,103	2,212,308
UBS Group AG	338,954	10,377,669

		22,469,696

United Kingdom — 8.9%
Aptiv PLC*	57,904	3,502,034
Burberry Group PLC	199,385	2,438,294
Compass Group PLC	116,218	3,866,972
Diageo PLC	300,471	9,548,318
Intertek Group PLC	64,549	3,813,544
London Stock Exchange Group PLC	40,108	5,661,443
Melrose Industries PLC	819,061	5,660,025
Reckitt Benckiser Group PLC	88,030	5,328,524
Rolls-Royce Holdings PLC*	728,448	5,165,712
Whitbread PLC	56,142	2,066,586
WPP PLC	300,367	3,096,136

		50,147,588

United States — 59.6%
Abbott Laboratories	50,140	5,671,335
Air Products & Chemicals, Inc.	29,722	8,620,569
Alphabet, Inc. (Class A Stock)	75,491	14,290,446
American Express Co.	34,324	10,187,020
Amphenol Corp. (Class A Stock)	56,794	3,944,343
Aon PLC (Class A Stock)	23,388	8,400,034
Becton, Dickinson & Co.	47,049	10,674,007
Boston Scientific Corp.*	66,966	5,981,403
Carrier Global Corp.	28,512	1,946,229
Charles Schwab Corp. (The)	193,692	14,335,145
Cognizant Technology Solutions Corp. (Class A Stock)	41,223	3,170,049
Comcast Corp. (Class A Stock)	283,532	10,640,956
Cooper Cos., Inc. (The)*	51,462	4,730,902
eBay, Inc.(a)	62,280	3,858,246
Equifax, Inc.	11,795	3,005,956
Experian PLC	129,692	5,574,147
Fidelity National Information Services, Inc.	70,110	5,662,785
Fiserv, Inc.*	36,329	7,462,703
Goldman Sachs Group, Inc. (The)	16,022	9,174,518
Honeywell International, Inc.	54,629	12,340,145
International Flavors & Fragrances, Inc.	81,365	6,879,411
Linde PLC	24,395	10,213,455
Marriott International, Inc. (Class A Stock)	17,233	4,806,973
Medtronic PLC	157,474	12,579,023
Microchip Technology, Inc.(a)	35,608	2,042,119
Microsoft Corp.	35,435	14,935,852
Nestle SA	100,993	8,285,790
Omnicom Group, Inc.(a)	16,911	1,455,022
Oracle Corp.	50,238	8,371,660
Otis Worldwide Corp.	35,368	3,275,430
PPG Industries, Inc.	36,531	4,363,628
Roche Holding AG	38,121	10,658,889
Salesforce, Inc.	16,927	5,659,204
Schneider Electric SE	58,429	14,546,254
STERIS PLC	20,152	4,142,445

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.	23,259	$12,100,030
TransUnion	66,641	6,178,287
Union Pacific Corp.	28,535	6,507,121
United Parcel Service, Inc. (Class B Stock)	27,609	3,481,495
Visa, Inc. (Class A Stock)	59,371	18,763,611
Walt Disney Co. (The)	59,708	6,648,486
Waters Corp.*	16,573	6,148,251
Willis Towers Watson PLC	42,930	13,447,393

		335,160,767

TOTAL LONG-TERM INVESTMENTS (cost $431,015,761)		557,377,001

SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUNDS — 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	37,428	37,428
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $12,152,014; includes $12,062,760 of cash collateral for securities on loan)(b)(wb)	12,159,310	12,152,014

TOTAL AFFILIATED MUTUAL FUNDS (cost $12,189,442)		12,189,442

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.6%
Federal Home Loan Bank
4.101%	01/02/25	3,448	3,447,130

(cost $3,447,607)

TOTAL SHORT-TERM INVESTMENTS (cost $15,637,049)			15,636,572

TOTAL INVESTMENTS—101.9% (cost $446,652,810)			573,013,573
Liabilities in excess of other assets — (1.9)%			(10,936,074)

NET ASSETS — 100.0%			$562,077,499

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,833,051; cash collateral of $12,062,760 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Austria	$—	$4,208,070	$—
Canada	16,289,134	—	—
Denmark	—	4,064,912	—
France	—	45,685,188	—
Germany	—	17,497,148	—
Ireland	7,546,951	—	—
Israel	7,709,963	—	—
Japan	—	12,620,147	—
Mexico	963,537	—	—
Netherlands	—	10,923,068	—
South Korea	—	3,735,517	—
Spain	—	18,355,315	—
Switzerland	—	22,469,696	—
United Kingdom	3,502,034	46,645,554	—
United States	296,095,687	39,065,080	—
Short-Term Investments
Affiliated Mutual Funds	12,189,442	—	—
U.S. Government Agency Obligation	—	3,447,130	—

Total	$344,296,748	$228,716,825	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Health Care Equipment & Supplies	9.7%
Capital Markets	8.0
Chemicals	6.8
Software	6.6
Financial Services	5.6
Beverages	5.1
Textiles, Apparel & Luxury Goods	4.6
Ground Transportation	4.1
Insurance	3.9
Electrical Equipment	3.9
IT Services	3.5
Hotels, Restaurants & Leisure	3.4
Pharmaceuticals	3.3
Professional Services	3.3
Life Sciences Tools & Services	3.3
Media	2.8
Aerospace & Defense	2.6
Interactive Media & Services	2.5
Industrial Conglomerates	2.2
Affiliated Mutual Funds (2.1% represents investmentspurchased with collateral from securities on loan)	2.2
Consumer Finance	1.8
Food Products	1.5
Machinery	1.3
Entertainment	1.2
Diversified Telecommunication Services	1.0
Banks	1.0
Household Products	0.9
Transportation Infrastructure	0.9

Electronic Equipment, Instruments & Components	0.7%
Broadline Retail	0.7
Technology Hardware, Storage & Peripherals	0.7
Automobile Components	0.6
Air Freight & Logistics	0.6
U.S. Government Agency Obligation	0.6
Semiconductors & Semiconductor Equipment	0.4
Building Products	0.3
Trading Companies & Distributors	0.3

101.9
Liabilities in excess of other assets	(1.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$11,833,051	$(11,833,051)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $11,833,051:
Unaffiliated investments (cost $434,463,368)	$560,824,131
Affiliated investments (cost $12,189,442)	12,189,442
Foreign currency, at value (cost $188)	187
Tax reclaim receivable	1,861,413
Dividends and interest receivable	339,908
Receivable for Portfolio shares sold	62,383
Receivable from affiliate	2,903
Prepaid expenses	6,293

Total Assets	575,286,660

LIABILITIES
Payable to broker for collateral for securities on loan	12,062,760
Payable for Portfolio shares purchased	357,157
Payable to affiliate	347,110
Accrued expenses and other liabilities	212,719
Management fee payable	204,747
Distribution fee payable	23,271
Affiliated transfer agent fee payable	707
Trustees’ fees payable	690

Total Liabilities	13,209,161

NET ASSETS	$562,077,499

Net assets were comprised of:
Partners’ Equity	$562,077,499

Net asset value and redemption price per share, $562,077,499 / 17,699,227 outstanding shares of beneficial interest	$31.76

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $626,873 foreign withholding tax, of which $7,037 is reimbursable by an affiliate)	$9,730,256
Interest income	198,522
Income from securities lending, net (including affiliated income of $64,641)	68,121
Affiliated dividend income	8,484

Total income	10,005,383

EXPENSES
Management fee	4,841,378
Distribution fee	1,465,039
Custodian and accounting fees	98,947
Professional fees	72,531
Audit fee	41,738
Trustees’ fees	17,869
Shareholders’ reports	10,271
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	35,011

Total expenses	6,591,823
Less: Fee waiver and/or expense reimbursement	(90,117)

Net expenses	6,501,706

NET INVESTMENT INCOME (LOSS)	3,503,677

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,712))	47,947,611
Foreign currency transactions	(1,005)

47,946,606

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,460)	(19,817,730)
Foreign currencies	(70,284)

(19,888,014)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	28,058,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,562,269

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,503,677	$4,107,301
Net realized gain (loss) on investment and foreign currency transactions	47,946,606	22,919,680
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(19,888,014)	45,913,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,562,269	72,940,716

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [872,309 and 2,347,649 shares, respectively]	27,579,097	66,636,251
Portfolio shares purchased [2,741,686 and 3,308,697 shares, respectively]	(86,064,657)	(92,505,033)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(58,485,560)	(25,868,782)

TOTAL INCREASE (DECREASE)	(26,923,291)	47,071,934
NET ASSETS:
Beginning of year	589,000,790	541,928,856

End of year	$562,077,499	$589,000,790

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$30.10	$26.40	$32.18	$27.54	$24.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19	0.21	0.16	0.08	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47	3.49	(5.94)	4.56	3.30

Total from investment operations	1.66	3.70	(5.78)	4.64	3.42

Net Asset Value, end of year	$31.76	$30.10	$26.40	$32.18	$27.54

Total Return(b)	5.51%	14.02%	(17.96)%	16.85%	14.18%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$562	$589	$542	$793	$749
Average net assets (in millions)	$586	$558	$615	$777	$642
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11%	1.11%	1.11%	1.09%	1.12%
Expenses before waivers and/or expense reimbursement	1.13%	1.12%	1.12%	1.10%	1.13%
Net investment income (loss)	0.60%	0.74%	0.57%	0.28%	0.52%
Portfolio turnover rate(d)	16%	12%	9%	9%	32%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST SMALL-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 94.8%
Aerospace & Defense — 2.4%
AAR Corp.*	6,790	$416,091
AeroVironment, Inc.*(a)	17,522	2,696,461
AerSale Corp.*	49,200	309,960
Archer Aviation, Inc. (Class A Stock)*	3,740	36,465
Astronics Corp.*	5,140	82,034
Axon Enterprise, Inc.*	8,225	4,888,282
BWX Technologies, Inc.	4,640	516,850
Byrna Technologies, Inc.*	2,050	59,060
Cadre Holdings, Inc.	5,170	166,991
Curtiss-Wright Corp.	15,319	5,436,254
Ducommun, Inc.*	2,700	171,882
Embraer SA (Brazil), ADR*(a)	305,012	11,187,840
Hexcel Corp.	55,110	3,455,397
Huntington Ingalls Industries, Inc.	2,900	548,013
Innovative Solutions & Support, Inc.*	3,370	28,780
Kratos Defense & Security Solutions, Inc.*	134,680	3,552,858
Leonardo DRS, Inc.*	115,105	3,719,043
Loar Holdings, Inc.*(a)	115,054	8,503,641
Mercury Systems, Inc.*	9,020	378,840
Moog, Inc. (Class A Stock)	16,001	3,149,637
National Presto Industries, Inc.	11,280	1,110,178
Park Aerospace Corp.	4,440	65,046
Rocket Lab USA, Inc.*(a)	69,635	1,773,603
Triumph Group, Inc.*	8,740	163,088
V2X, Inc.*	4,270	204,234
Woodward, Inc.	1,380	229,660

		52,850,188

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	15,800	347,284
GXO Logistics, Inc.*	13,990	608,565
Hub Group, Inc. (Class A Stock)	10,610	472,782
Radiant Logistics, Inc.*	10,970	73,499

		1,502,130

Automobile Components — 1.0%
Adient PLC*	101,150	1,742,814
American Axle & Manufacturing Holdings, Inc.*	24,020	140,037
Autoliv, Inc. (Sweden)	7,710	723,121
BorgWarner, Inc.	25,850	821,772
Cooper-Standard Holdings, Inc.*	3,530	47,867
Dana, Inc.	23,410	270,620
Dorman Products, Inc.*	5,220	676,251
Fox Factory Holding Corp.*	46,690	1,413,306
Garrett Motion, Inc. (Switzerland)*	28,920	261,148
Gentex Corp.	24,510	704,172
Gentherm, Inc.*	5,760	229,968
Goodyear Tire & Rubber Co. (The)*(a)	132,400	1,191,600
Holley, Inc.*	8,010	24,190
LCI Industries	4,290	443,543
Lear Corp.	6,290	595,663
Modine Manufacturing Co.*	62,900	7,291,997
Motorcar Parts of America, Inc.*	3,660	27,816
Patrick Industries, Inc.	5,655	469,817
Phinia, Inc.	29,080	1,400,784
QuantumScape Corp.*	53,820	279,326

	Shares	Value
COMMON STOCKS (continued)
Automobile Components (cont’d.)
Standard Motor Products, Inc.	4,200	$130,116
Stoneridge, Inc.*	5,820	36,491
Strattec Security Corp.*	930	38,316
Visteon Corp.*	22,660	2,010,395
XPEL, Inc.*	3,470	138,592

		21,109,722

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	68,650	2,068,424
Lucid Group, Inc.*	167,720	506,514
Thor Industries, Inc.	7,280	696,769
Winnebago Industries, Inc.	4,920	235,078

		3,506,785

Banks — 8.2%
1st Source Corp.	9,760	569,789
ACNB Corp.	1,060	42,220
Amalgamated Financial Corp.	5,540	185,424
Amerant Bancorp, Inc.	6,370	142,752
Ameris Bancorp	11,970	748,963
Ames National Corp.	1,750	28,752
Arrow Financial Corp.	12,990	372,943
Associated Banc-Corp.	92,750	2,216,725
Atlantic Union Bankshares Corp.	15,600	590,928
Axos Financial, Inc.*	39,994	2,793,581
Banc of California, Inc.	78,694	1,216,609
BancFirst Corp.	5,840	684,331
Bancorp, Inc. (The)*	49,047	2,581,344
Bank First Corp.	530	52,518
Bank of Hawaii Corp.	6,310	449,524
Bank of Marin Bancorp	13,740	326,600
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,830	249,636
Bank OZK	18,660	830,930
Bank7 Corp.	550	25,663
BankFinancial Corp.	3,820	48,495
BankUnited, Inc.	54,880	2,094,770
Bankwell Financial Group, Inc.	1,410	43,921
Banner Corp.	6,230	415,977
Bar Harbor Bankshares	3,350	102,443
BayCom Corp.	4,400	118,096
BCB Bancorp, Inc.	20,300	240,352
Berkshire Hills Bancorp, Inc.	50,170	1,426,333
Blue Foundry Bancorp*	3,390	33,256
Blue Ridge Bankshares, Inc.*	4,050	13,041
BOK Financial Corp.	8,820	938,889
Bridgewater Bancshares, Inc.*	27,699	374,213
Brookline Bancorp, Inc.	120,033	1,416,389
Business First Bancshares, Inc.	4,480	115,136
Byline Bancorp, Inc.	83,340	2,416,860
C&F Financial Corp.	860	61,275
Cadence Bank(a)	81,638	2,812,429
Camden National Corp.(a)	23,190	991,141
Capital Bancorp, Inc.	2,610	74,385
Capital City Bank Group, Inc.	3,680	134,872
Capitol Federal Financial, Inc.	227,320	1,343,461
Carter Bankshares, Inc.*	18,720	329,285
Cathay General Bancorp	45,990	2,189,584
Central Pacific Financial Corp.	47,320	1,374,646

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Chemung Financial Corp.	1,060	$51,739
ChoiceOne Financial Services, Inc.	320	11,405
Citizens & Northern Corp.	3,420	63,612
Citizens Community Bancorp, Inc.	920	14,987
Citizens Financial Services, Inc.	220	13,928
City Holding Co.	2,680	317,526
Civista Bancshares, Inc.	6,560	138,022
CNB Financial Corp.	16,770	416,902
Coastal Financial Corp.*	2,220	188,500
Colony Bankcorp, Inc.	3,290	53,101
Columbia Banking System, Inc.	167,763	4,531,279
Columbia Financial, Inc.*	12,680	200,471
Comerica, Inc.	13,960	863,426
Commerce Bancshares, Inc.	15,950	993,844
Community Financial System, Inc.	8,920	550,186
Community Trust Bancorp, Inc.	19,490	1,033,555
Community West Bancshares	3,170	61,403
ConnectOne Bancorp, Inc.	56,770	1,300,601
CrossFirst Bankshares, Inc.*	84,510	1,280,326
Cullen/Frost Bankers, Inc.	6,420	861,885
Customers Bancorp, Inc.*	5,850	284,778
CVB Financial Corp.	23,460	502,279
Dime Community Bancshares, Inc.	107,295	3,297,712
Eagle Bancorp Montana, Inc.	660	10,118
Eagle Bancorp, Inc.	64,480	1,678,414
Eastern Bankshares, Inc.	27,570	475,582
Enterprise Bancorp, Inc.	1,910	75,521
Enterprise Financial Services Corp.	35,040	1,976,256
Equity Bancshares, Inc. (Class A Stock)	3,270	138,713
Esquire Financial Holdings, Inc.	1,450	115,275
Evans Bancorp, Inc.	950	41,135
Farmers & Merchants Bancorp, Inc.	1,450	42,702
Farmers National Banc Corp.	7,450	105,939
FB Financial Corp.	13,330	686,628
Fidelity D&D Bancorp, Inc.	260	12,688
Financial Institutions, Inc.	21,280	580,731
First Bancorp	6,810	299,436
First Bancorp, Inc. (The)	2,790	76,306
First BanCorp. (Puerto Rico)	29,870	555,283
First Bancshares, Inc. (The)	5,260	184,100
First Bank	4,070	57,265
First Busey Corp.	19,700	464,329
First Business Financial Services, Inc.	6,350	293,941
First Commonwealth Financial Corp.	17,360	293,731
First Community Bankshares, Inc.	3,780	157,399
First Community Corp.	420	10,080
First Financial Bancorp	18,330	492,710
First Financial Bankshares, Inc.	20,540	740,467
First Financial Corp.	7,510	346,887
First Foundation, Inc.	190,082	1,180,409
First Hawaiian, Inc.	80,210	2,081,449
First Horizon Corp.	22,840	459,998
First Internet Bancorp	24,320	875,277
First Interstate BancSystem, Inc. (Class A Stock)	53,020	1,721,559
First Merchants Corp.	16,948	676,056
First Mid Bancshares, Inc.	11,230	413,489
First of Long Island Corp. (The)	22,090	258,011

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
First Savings Financial Group, Inc.	470	$12,483
First United Corp.	1,840	62,026
First Western Financial, Inc.*	1,180	23,069
Firstsun Capital Bancorp*	1,000	40,050
Five Star Bancorp	2,010	60,481
Flushing Financial Corp.	84,220	1,202,662
FNB Corp.	53,600	792,208
FS Bancorp, Inc.	5,760	236,506
Fulton Financial Corp.	30,130	580,906
FVCBankcorp, Inc.*	1,550	19,484
German American Bancorp, Inc.	5,210	209,546
Glacier Bancorp, Inc.	17,730	890,401
Great Southern Bancorp, Inc.	8,380	500,286
Greene County Bancorp, Inc.	1,140	31,601
Guaranty Bancshares, Inc.	2,560	88,576
Hancock Whitney Corp.	72,785	3,982,795
Hanmi Financial Corp.	56,620	1,337,364
HarborOne Bancorp, Inc.	9,920	117,354
Hawthorn Bancshares, Inc.	1,170	33,169
HBT Financial, Inc.	4,210	92,199
Heartland Financial USA, Inc.	7,420	454,883
Heritage Commerce Corp.	216,382	2,029,663
Heritage Financial Corp.	41,760	1,023,120
Hilltop Holdings, Inc.	53,700	1,537,431
Hingham Institution for Savings The(a)	1,320	335,465
Home Bancorp, Inc.	4,270	197,317
Home BancShares, Inc.	99,994	2,829,830
HomeStreet, Inc.*	17,500	199,850
HomeTrust Bancshares, Inc.	2,650	89,252
Hope Bancorp, Inc.	150,760	1,852,840
Horizon Bancorp, Inc.	60,070	967,728
Independent Bank Corp. (XNGS)	25,630	1,645,190
Independent Bank Corp. (XLON)	38,550	1,342,696
Independent Bank Group, Inc.	11,900	721,973
International Bancshares Corp.	11,460	723,814
Investar Holding Corp.	6,280	137,909
Kearny Financial Corp.	125,890	891,301
Lakeland Financial Corp.	4,510	310,108
Landmark Bancorp, Inc.	810	19,448
LCNB Corp.	2,150	32,529
Live Oak Bancshares, Inc.	27,638	1,093,083
MainStreet Bancshares, Inc.	730	13,213
Mercantile Bank Corp.	9,310	414,202
Meridian Corp.	960	13,162
Metrocity Bankshares, Inc.	4,010	128,119
Metropolitan Bank Holding Corp.*	1,880	109,792
Mid Penn Bancorp, Inc.	11,030	318,105
Middlefield Banc Corp.	390	10,940
Midland States Bancorp, Inc.	38,580	941,352
MidWestOne Financial Group, Inc.	31,550	918,736
MVB Financial Corp.	155,306	3,214,834
National Bank Holdings Corp. (Class A Stock)	6,170	265,680
National Bankshares, Inc.	780	22,394
NB Bancorp, Inc.*	65,300	1,179,318
NBT Bancorp, Inc.	8,200	391,632
Nicolet Bankshares, Inc.	2,450	257,029
Northeast Bank	26,693	2,448,549
Northeast Community Bancorp, Inc.	8,754	214,123

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Northfield Bancorp, Inc.	111,490	$1,295,514
Northrim BanCorp, Inc.	4,470	348,392
Northwest Bancshares, Inc.	21,810	287,674
Norwood Financial Corp.	1,130	30,742
Oak Valley Bancorp	770	22,523
OceanFirst Financial Corp.	176,040	3,186,324
OFG Bancorp (Puerto Rico)	8,160	345,331
Ohio Valley Banc Corp.	690	16,705
Old National Bancorp(a)	188,665	4,094,974
Old Second Bancorp, Inc.	7,780	138,328
OP Bancorp	1,500	23,715
Orange County Bancorp, Inc.	280	15,560
Origin Bancorp, Inc.	4,670	155,464
Orrstown Financial Services, Inc.	2,560	93,722
Pacific Premier Bancorp, Inc.	64,500	1,607,340
Park National Corp.	2,550	437,146
Parke Bancorp, Inc.	7,430	152,389
Pathward Financial, Inc.	4,350	320,073
PCB Bancorp	7,870	159,289
Peapack-Gladstone Financial Corp.	86,282	2,765,338
Penns Woods Bancorp, Inc.	1,240	37,684
Peoples Bancorp of North Carolina, Inc.	1,190	37,187
Peoples Bancorp, Inc.	6,610	209,471
Peoples Financial Services Corp.	970	49,645
Pinnacle Financial Partners, Inc.	10,030	1,147,332
Pioneer Bancorp, Inc.*	910	10,483
Plumas Bancorp	470	22,212
Ponce Financial Group, Inc.*	3,270	42,510
Popular, Inc. (Puerto Rico)	10,020	942,481
Preferred Bank(a)	61,020	5,270,908
Premier Financial Corp.	54,860	1,402,770
Primis Financial Corp.	33,680	392,709
Princeton Bancorp, Inc.	520	17,904
Prosperity Bancshares, Inc.	10,770	811,519
Provident Bancorp, Inc.*	1,340	15,276
Provident Financial Holdings, Inc.	1,870	29,752
Provident Financial Services, Inc.	104,321	1,968,537
QCR Holdings, Inc.	3,360	270,950
RBB Bancorp	12,130	248,544
Red River Bancshares, Inc.	900	48,582
Renasant Corp.	10,180	363,935
Republic Bancorp, Inc. (Class A Stock)	3,360	234,763
Richmond Mutual BanCorp, Inc.	790	11,179
Riverview Bancorp, Inc.	5,290	30,365
S&T Bancorp, Inc.	6,380	243,844
Sandy Spring Bancorp, Inc.	53,310	1,797,080
SB Financial Group, Inc.	810	16,937
ServisFirst Bancshares, Inc.	8,870	751,644
Shore Bancshares, Inc.	27,782	440,345
Sierra Bancorp	13,402	387,586
Simmons First National Corp. (Class A Stock)	92,120	2,043,222
SmartFinancial, Inc.	3,260	100,995
South Plains Financial, Inc.	9,680	336,380
Southern First Bancshares, Inc.*	4,643	184,559
Southern Missouri Bancorp, Inc.	6,960	399,295
Southern States Bancshares, Inc.	710	23,650
Southside Bancshares, Inc.	5,160	163,882

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
SouthState Corp.	30,402	$3,024,391
Stellar Bancorp, Inc.	7,210	204,403
Stock Yards Bancorp, Inc.	4,780	342,296
Synovus Financial Corp.	19,020	974,395
Territorial Bancorp, Inc.	2,490	24,228
Texas Capital Bancshares, Inc.*	11,200	875,840
Third Coast Bancshares, Inc.*	1,090	37,005
Timberland Bancorp, Inc.	2,040	62,240
Tompkins Financial Corp.	14,520	984,892
Towne Bank	20,600	701,636
TriCo Bancshares	5,340	233,358
Triumph Financial, Inc.*	3,950	358,976
TrustCo Bank Corp.	28,450	947,669
Trustmark Corp.	10,940	386,948
UMB Financial Corp.	8,630	973,982
Union Bankshares, Inc.	560	16,190
United Bankshares, Inc.	22,730	853,511
United Community Banks, Inc.	18,970	612,921
United Security Bancshares	1,520	15,352
Unity Bancorp, Inc.	2,150	93,761
Univest Financial Corp.	47,420	1,399,364
USCB Financial Holdings, Inc.	910	16,153
Valley National Bancorp	247,970	2,246,608
Veritex Holdings, Inc.	64,600	1,754,536
Virginia National Bankshares Corp.	310	11,842
WaFd, Inc.	61,907	1,995,882
Washington Trust Bancorp, Inc.	39,230	1,229,860
Webster Financial Corp.	7,980	440,656
WesBanco, Inc.	10,580	344,273
West BanCorp, Inc.	3,940	85,301
Westamerica BanCorp	4,510	236,595
Western Alliance Bancorp	43,809	3,659,804
Western New England Bancorp, Inc.	5,700	52,440
Wintrust Financial Corp.	52,393	6,533,931
WSFS Financial Corp.	10,610	563,709
Zions Bancorp NA	67,031	3,636,432

		179,371,648

Beverages — 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,380	413,972
Celsius Holdings, Inc.*	17,890	471,223
Coca-Cola Consolidated, Inc.	450	566,995
MGP Ingredients, Inc.	15,780	621,259
National Beverage Corp.	9,950	424,566
Vita Coco Co., Inc. (The)*	7,850	289,744

		2,787,759

Biotechnology — 5.4%
2seventy bio, Inc.*	5,170	15,200
4D Molecular Therapeutics, Inc.*	3,640	20,275
89bio, Inc.*	5,730	44,809
Absci Corp.*	11,370	29,789
AC Immune SA (Switzerland)*	4,330	11,691
ACADIA Pharmaceuticals, Inc.*	13,720	251,762
ACELYRIN, Inc.*	4,380	13,753
ADMA Biologics, Inc.*	38,630	662,504
Adverum Biotechnologies, Inc.*	2,690	12,562
Agios Pharmaceuticals, Inc.*	7,570	248,750

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Akero Therapeutics, Inc.*	5,470	$152,175
Aldeyra Therapeutics, Inc.*	9,920	49,501
Alector, Inc.*	14,330	27,084
Alkermes PLC*	25,570	735,393
Allogene Therapeutics, Inc.*	33,990	72,399
Altimmune, Inc.*	3,790	27,326
Anika Therapeutics, Inc.*	2,680	44,113
Annexon, Inc.*	9,110	46,734
Apogee Therapeutics, Inc.*(a)	81,202	3,678,451
Arcellx, Inc.*	5,490	421,028
Arcturus Therapeutics Holdings, Inc.*	5,190	88,074
Arcus Biosciences, Inc.*	14,180	211,140
ARS Pharmaceuticals, Inc.*	4,010	42,306
Astria Therapeutics, Inc.*	1,080	9,655
aTyr Pharma, Inc.*	4,540	16,435
Aura Biosciences, Inc.*	4,010	32,962
Avidity Biosciences, Inc.*	62,921	1,829,743
Beam Therapeutics, Inc.*	11,450	283,960
Biomea Fusion, Inc.*	2,530	9,816
Black Diamond Therapeutics, Inc.*	4,590	9,823
C4 Therapeutics, Inc.*	6,970	25,092
CareDx, Inc.*	7,150	153,082
Caribou Biosciences, Inc.*	13,050	20,750
Catalyst Pharmaceuticals, Inc.*	107,160	2,236,429
CG oncology, Inc.*	105,300	3,020,004
Cogent Biosciences, Inc.*	11,240	87,672
Crinetics Pharmaceuticals, Inc.*	166,560	8,516,213
CRISPR Therapeutics AG (Switzerland)*	11,870	467,203
Cullinan Therapeutics, Inc.*	7,850	95,613
Day One Biopharmaceuticals, Inc.*	338,990	4,295,003
Denali Therapeutics, Inc.*	18,010	367,044
Design Therapeutics, Inc.*	4,390	27,086
DiaMedica Therapeutics, Inc.*	2,380	12,923
Disc Medicine, Inc.*	710	45,014
Dynavax Technologies Corp.*	19,120	244,162
Emergent BioSolutions, Inc.*	7,370	70,457
Enanta Pharmaceuticals, Inc.*	4,820	27,715
Entrada Therapeutics, Inc.*	1,940	33,543
Erasca, Inc.*	18,000	45,180
Exact Sciences Corp.*	4,630	260,160
Exelixis, Inc.*	28,360	944,388
Fate Therapeutics, Inc.*	14,900	24,585
Halozyme Therapeutics, Inc.*	48,958	2,340,682
Ideaya Biosciences, Inc.*	1,200	30,840
Immunovant, Inc.*	5,260	130,290
Inozyme Pharma, Inc.*	5,230	14,487
Insmed, Inc.*	142,286	9,823,425
Intellia Therapeutics, Inc.*	15,100	176,066
Iovance Biotherapeutics, Inc.*	24,950	184,630
Ironwood Pharmaceuticals, Inc.*	6,290	27,865
iTeos Therapeutics, Inc.*	5,710	43,853
Janux Therapeutics, Inc.*	25,323	1,355,793
Jasper Therapeutics, Inc.*	780	16,676
KalVista Pharmaceuticals, Inc.*	6,490	54,970
Keros Therapeutics, Inc.*	4,560	72,185
Kiniksa Pharmaceuticals International PLC*	6,810	134,702
Kodiak Sciences, Inc.*	6,310	62,785

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Krystal Biotech, Inc.*(a)	43,158	$6,761,132
Kura Oncology, Inc.*	13,710	119,414
Kymera Therapeutics, Inc.*	66,048	2,657,111
LENZ Therapeutics, Inc.	530	15,301
MacroGenics, Inc.*	10,990	35,718
MannKind Corp.*	38,470	247,362
MediciNova, Inc.*	4,930	10,353
MeiraGTx Holdings PLC*	7,520	45,797
Merus NV (Netherlands)*(a)	109,439	4,601,910
MiMedx Group, Inc.*	21,280	204,714
Monte Rosa Therapeutics, Inc.*	3,360	23,318
MoonLake Immunotherapeutics*	1,410	76,352
Myriad Genetics, Inc.*	14,680	201,263
Natera, Inc.*	37,249	5,896,517
Newamsterdam Pharma Co. NV (Netherlands)*	145,207	3,731,820
Nkarta, Inc.*	7,360	18,326
Nurix Therapeutics, Inc.*	6,260	117,938
Nuvalent, Inc. (Class A Stock)*	29,836	2,335,562
Olema Pharmaceuticals, Inc.*	13,690	79,813
Organogenesis Holdings, Inc.*	16,810	53,792
ORIC Pharmaceuticals, Inc.*	7,130	57,539
Prothena Corp. PLC (Ireland)*	8,480	117,448
PTC Therapeutics, Inc.*	48,805	2,203,058
Puma Biotechnology, Inc.*	7,140	21,777
Recursion Pharmaceuticals, Inc. (Class A Stock)*	19,460	131,550
REGENXBIO, Inc.*	9,840	76,063
Relay Therapeutics, Inc.*	20,080	82,730
Replimune Group, Inc.*	10,260	124,249
REVOLUTION Medicines, Inc.*	3,060	133,844
Rezolute, Inc.*	4,000	19,600
Rhythm Pharmaceuticals, Inc.*	42,936	2,403,557
Rigel Pharmaceuticals, Inc.*	640	10,765
Rocket Pharmaceuticals, Inc.*	8,070	101,440
Sana Biotechnology, Inc.*	19,750	32,193
Savara, Inc.*	5,450	16,732
Sera Prognostics, Inc. (Class A Stock)*	2,450	19,943
Soleno Therapeutics, Inc.*	66,600	2,993,670
Solid Biosciences, Inc.*	2,540	10,160
SpringWorks Therapeutics, Inc.*	4,570	165,114
Spyre Therapeutics, Inc.*	64,624	1,504,447
Stoke Therapeutics, Inc.*	7,930	87,468
Sutro Biopharma, Inc.*	14,430	26,551
Syndax Pharmaceuticals, Inc.*	7,590	100,340
Tectonic Therapeutic, Inc.*	450	20,777
Tenaya Therapeutics, Inc.*	4,770	6,821
Travere Therapeutics, Inc.*	81,222	1,414,887
Twist Bioscience Corp.*	5,560	258,373
Tyra Biosciences, Inc.*	1,770	24,603
Ultragenyx Pharmaceutical, Inc.*	58,745	2,471,402
Vanda Pharmaceuticals, Inc.*	11,700	56,043
Vaxcyte, Inc.*	129,755	10,621,744
Veracyte, Inc.*	56,479	2,236,568
Vericel Corp.*	134,590	7,390,337
Verve Therapeutics, Inc.*	5,320	30,005
Vir Biotechnology, Inc.*	12,130	89,034
Voyager Therapeutics, Inc.*	6,620	37,535
XBiotech, Inc.*	2,660	10,507

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Xencor, Inc.*	10,630	$244,277
Xenon Pharmaceuticals, Inc. (Canada)*	287,903	11,285,798
Y-mAbs Therapeutics, Inc.*	5,180	40,559
Zymeworks, Inc.*	8,080	118,291

		118,619,092

Broadline Retail — 0.6%
1stdibs.com, Inc.*	3,650	12,921
Dillard’s, Inc. (Class A Stock)	1,660	716,688
Etsy, Inc.*	11,720	619,871
Global-e Online Ltd. (Israel)*	154,350	8,416,705
Groupon, Inc.*	2,560	31,104
Kohl’s Corp.	15,690	220,288
Macy’s, Inc.	37,270	630,981
Nordstrom, Inc.	62,050	1,498,508
Ollie’s Bargain Outlet Holdings, Inc.*	9,180	1,007,321
Savers Value Village, Inc.*	6,850	70,213

		13,224,600

Building Products — 1.9%
AAON, Inc.(a)	46,900	5,519,192
Advanced Drainage Systems, Inc.	3,940	455,464
American Woodmark Corp.*	18,160	1,444,265
Apogee Enterprises, Inc.	15,910	1,136,133
Armstrong World Industries, Inc.	15,550	2,197,681
AZEK Co., Inc. (The)*	171,620	8,146,801
AZZ, Inc.	35,964	2,946,171
CSW Industrials, Inc.	2,560	903,168
Fortune Brands Innovations, Inc.	9,410	642,985
Gibraltar Industries, Inc.*	5,210	306,869
Griffon Corp.	54,258	3,866,968
Hayward Holdings, Inc.*	24,060	367,877
Insteel Industries, Inc.	33,770	912,128
Janus International Group, Inc.*(a)	461,565	3,392,503
JELD-WEN Holding, Inc.*	97,740	800,491
Masterbrand, Inc.*	18,100	264,441
Quanex Building Products Corp.	7,370	178,649
Resideo Technologies, Inc.*	159,536	3,677,305
Simpson Manufacturing Co., Inc.	6,550	1,086,187
Tecnoglass, Inc.	6,310	500,509
Trex Co., Inc.*	11,540	796,606
UFP Industries, Inc.	10,630	1,197,469
Zurn Elkay Water Solutions Corp.	15,690	585,237

		41,325,099

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	5,340	987,473
AlTi Global, Inc.*	3,280	14,465
Artisan Partners Asset Management, Inc. (Class A Stock)	11,140	479,577
BGC Group, Inc. (Class A Stock)	502,118	4,549,189
Blue Owl Capital Corp.(a)	136,235	2,059,873
Bridge Investment Group Holdings, Inc. (Class A Stock)	5,370	45,108
Brightsphere Investment Group, Inc.	7,160	188,594
Cohen & Steers, Inc.	7,820	722,099
Diamond Hill Investment Group, Inc.	6,200	961,620

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
DigitalBridge Group, Inc.	23,970	$270,382
Donnelley Financial Solutions, Inc.*	5,080	318,668
Evercore, Inc. (Class A Stock)	12,420	3,442,700
Federated Hermes, Inc.	54,140	2,225,696
GCM Grosvenor, Inc. (Class A Stock)	3,500	42,945
Golub Capital BDC, Inc.	108,541	1,645,482
Hamilton Lane, Inc. (Class A Stock)	68,660	10,165,113
Houlihan Lokey, Inc.	1,650	286,539
Invesco Ltd.	42,150	736,782
Janus Henderson Group PLC	21,380	909,291
Lazard, Inc.	11,580	596,138
MarketAxess Holdings, Inc.	3,650	825,046
Moelis & Co. (Class A Stock)	6,380	471,354
Open Lending Corp.*	19,630	117,191
Perella Weinberg Partners	36,600	872,544
Piper Sandler Cos	2,830	848,859
PJT Partners, Inc. (Class A Stock)	30,620	4,832,142
SEI Investments Co.	5,940	489,931
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,350	24,827
StepStone Group, Inc. (Class A Stock)	3,720	215,314
Stifel Financial Corp.	5,530	586,622
StoneX Group, Inc.*	33,707	3,302,275
Victory Capital Holdings, Inc. (Class A Stock)	204,189	13,366,212
Virtu Financial, Inc. (Class A Stock)	59,740	2,131,523
Virtus Investment Partners, Inc.	8,380	1,848,460
Westwood Holdings Group, Inc.	1,930	28,004
WisdomTree, Inc.	25,760	270,480

		60,878,518

Chemicals — 1.4%
AdvanSix, Inc.	34,470	982,050
American Vanguard Corp.	68,050	315,071
Arq, Inc.*	3,590	27,176
Ashland, Inc.	26,091	1,864,463
Aspen Aerogels, Inc.*	12,850	152,658
Avient Corp.	36,513	1,491,921
Axalta Coating Systems Ltd.*	25,220	863,028
Balchem Corp.	5,600	912,772
Bioceres Crop Solutions Corp. (Argentina)*	4,390	26,691
Cabot Corp.	17,890	1,633,536
Celanese Corp.	6,500	449,865
Chemours Co. (The)	20,240	342,056
Ecovyst, Inc.*	416,504	3,182,091
Element Solutions, Inc.	109,053	2,773,218
Flotek Industries, Inc.*	1,340	12,770
FMC Corp.	12,870	625,611
Ginkgo Bioworks Holdings, Inc.*	1,800	17,676
Hawkins, Inc.	4,080	500,494
HB Fuller Co.	9,370	632,288
Huntsman Corp.	108,710	1,960,041
Ingevity Corp.*	33,890	1,381,017
Innospec, Inc.	12,110	1,332,827
Intrepid Potash, Inc.*	2,660	58,307
Koppers Holdings, Inc.	3,880	125,712
Kronos Worldwide, Inc.	10,650	103,838
Mativ Holdings, Inc.	10,150	110,635

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Methanex Corp. (Canada)	68,642	$3,427,981
Minerals Technologies, Inc.	5,880	448,115
Mosaic Co. (The)	28,670	704,709
NewMarket Corp.	1,190	628,736
Northern Technologies International Corp.	1,940	26,171
Olin Corp.	13,160	444,808
Orion SA (Germany)	103,507	1,634,376
Quaker Chemical Corp.	2,200	309,672
Rayonier Advanced Materials, Inc.*	14,940	123,255
Scotts Miracle-Gro Co. (The)	3,360	222,902
Sensient Technologies Corp.	6,800	484,568
Stepan Co.	4,100	265,270
Trinseo PLC	2,300	11,730
Tronox Holdings PLC	25,420	255,979

		30,866,084

Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	33,850	1,732,443
ACCO Brands Corp.	18,550	97,388
Acme United Corp.	640	23,891
ACV Auctions, Inc. (Class A Stock)*	472,084	10,197,014
Aris Water Solutions, Inc. (Class A Stock)	3,520	84,304
Brady Corp. (Class A Stock)	34,826	2,571,900
BrightView Holdings, Inc.*	13,630	217,944
Brink’s Co. (The)	65,081	6,037,564
Casella Waste Systems, Inc. (Class A Stock)*	129,740	13,727,789
CECO Environmental Corp.*	6,840	206,773
Cimpress PLC (Ireland)*	4,590	329,195
Civeo Corp.	2,440	55,437
CompX International, Inc.	700	18,305
Deluxe Corp.	7,580	171,232
Driven Brands Holdings, Inc.*	14,780	238,549
Ennis, Inc.	47,520	1,002,197
Enviri Corp.*	14,490	111,573
Healthcare Services Group, Inc.*	81,810	950,223
HNI Corp.	7,710	388,353
Interface, Inc.	46,330	1,128,135
Liquidity Services, Inc.*	4,650	150,149
Matthews International Corp. (Class A Stock)	4,990	138,123
MillerKnoll, Inc.(a)	61,880	1,397,869
Montrose Environmental Group, Inc.*	3,700	68,635
MSA Safety, Inc.	5,880	974,728
NL Industries, Inc.	5,070	39,394
OPENLANE, Inc.*	17,400	345,216
Perma-Fix Environmental Services, Inc.*	1,710	18,930
Quad/Graphics, Inc.	8,250	57,503
Quest Resource Holding Corp.*	1,690	10,985
Steelcase, Inc. (Class A Stock)	85,960	1,016,047
Tetra Tech, Inc.(a)	265,644	10,583,257
UniFirst Corp.	9,290	1,589,426
Vestis Corp.	15,310	233,324
Viad Corp.*	60,700	2,580,357
Virco Mfg. Corp.	2,160	22,140

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
VSE Corp.	3,210	$305,271

		58,821,563

Communications Equipment — 0.2%
ADTRAN Holdings, Inc.*	5,530	46,065
Applied Optoelectronics, Inc.*	3,650	134,539
Aviat Networks, Inc.*	30,440	551,268
BK Technologies Corp.*	500	17,145
Calix, Inc.*	10,650	371,366
Ciena Corp.*	9,360	793,822
Clearfield, Inc.*	1,460	45,260
Digi International, Inc.*	6,770	204,657
Extreme Networks, Inc.*	11,670	195,356
Genasys, Inc.*	5,830	15,158
Harmonic, Inc.*	19,000	251,370
KVH Industries, Inc.*	4,460	25,422
Lumentum Holdings, Inc.*	8,070	677,476
NETGEAR, Inc.*	5,320	148,268
NetScout Systems, Inc.*	12,710	275,299
Ribbon Communications, Inc.*	30,420	126,547
Viavi Solutions, Inc.*	33,580	339,158

		4,218,176

Construction & Engineering — 2.5%
Ameresco, Inc. (Class A Stock)*	6,380	149,802
API Group Corp.*	15,620	561,851
Arcosa, Inc.	7,270	703,300
Argan, Inc.	2,560	350,822
Bowman Consulting Group Ltd.*	1,320	32,934
Comfort Systems USA, Inc.(a)	24,129	10,232,144
Concrete Pumping Holdings, Inc.*	43,220	287,845
Construction Partners, Inc. (Class A Stock)*(a)	77,867	6,888,115
Dycom Industries, Inc.*	4,650	809,379
Everus Construction Group, Inc.*	31,514	2,072,046
Fluor Corp.*	20,420	1,007,114
Granite Construction, Inc.	53,888	4,726,516
Great Lakes Dredge & Dock Corp.*	14,210	160,431
IES Holdings, Inc.*	4,060	815,898
Limbach Holdings, Inc.*	2,150	183,911
MasTec, Inc.*	4,430	603,100
Matrix Service Co.*	5,870	70,264
MYR Group, Inc.*	27,020	4,019,765
Northwest Pipe Co.*	2,330	112,446
Orion Group Holdings, Inc.*	9,000	65,970
Primoris Services Corp.	62,090	4,743,676
Sterling Infrastructure, Inc.*	35,010	5,897,434
Tutor Perini Corp.*	45,570	1,102,794
Valmont Industries, Inc.	11,353	3,481,625
WillScot Holdings Corp.*	165,210	5,526,275

		54,605,457

Construction Materials — 0.5%
Eagle Materials, Inc.	3,440	848,855
Knife River Corp.*	87,199	8,862,906
Smith-Midland Corp.*	720	32,011
United States Lime & Minerals, Inc.	4,570	606,622

		10,350,394

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance — 1.4%
Atlanticus Holdings Corp.*	3,150	$175,707
Bread Financial Holdings, Inc.	34,240	2,090,694
Consumer Portfolio Services, Inc.*	3,610	39,205
Credit Acceptance Corp.*	1,390	652,549
Dave, Inc.*	890	77,359
Encore Capital Group, Inc.*	4,030	192,513
Enova International, Inc.*	5,260	504,329
EZCORP, Inc. (Class A Stock)*	10,650	130,143
FirstCash Holdings, Inc.	51,954	5,382,434
Green Dot Corp. (Class A Stock)*	8,550	90,972
LendingClub Corp.*	151,359	2,450,502
LendingTree, Inc.*	2,470	95,712
Navient Corp.	131,620	1,749,230
Nelnet, Inc. (Class A Stock)	4,670	498,803
NerdWallet, Inc. (Class A Stock)*	7,150	95,095
Old Market Capital Corp.*	1,790	11,492
OneMain Holdings, Inc.	16,300	849,719
Oportun Financial Corp.*	4,870	18,896
PRA Group, Inc.*	7,030	146,857
PROG Holdings, Inc.	9,030	381,608
Regional Management Corp.	2,440	82,911
SLM Corp.(a)	446,183	12,305,727
Upstart Holdings, Inc.*(a)	49,550	3,050,793
World Acceptance Corp.*	1,190	133,804

		31,207,054

Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc. (The)	35,160	1,424,683
BJ’s Wholesale Club Holdings, Inc.*	112,950	10,092,083
Chefs’ Warehouse, Inc. (The)*	120,180	5,927,278
Grocery Outlet Holding Corp.*	13,040	203,554
Ingles Markets, Inc. (Class A Stock)	2,640	170,122
Natural Grocers by Vitamin Cottage, Inc.	5,000	198,600
PriceSmart, Inc.	35,843	3,303,649
SpartanNash Co.	6,270	114,866
Sprouts Farmers Market, Inc.*	47,918	6,088,940
United Natural Foods, Inc.*	10,390	283,751
Village Super Market, Inc. (Class A Stock)	2,380	75,898
Weis Markets, Inc.	4,590	310,835

		28,194,259

Containers & Packaging — 0.4%
AptarGroup, Inc.	300	47,130
Ardagh Metal Packaging SA	30,320	91,263
Berry Global Group, Inc.	13,560	876,925
Crown Holdings, Inc.	1,900	157,111
Graphic Packaging Holding Co.	29,560	802,850
Greif, Inc. (Class A Stock)	4,710	287,875
Greif, Inc. (Class B Stock)	2,030	137,736
Myers Industries, Inc.	114,770	1,267,061
O-I Glass, Inc.*	23,320	252,789
Ranpak Holdings Corp.*	8,940	61,507
Sealed Air Corp.	18,170	614,691
Silgan Holdings, Inc.	40,210	2,092,930
Sonoco Products Co.	12,090	590,597

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
TriMas Corp.	42,210	$1,037,944

		8,318,409

Distributors — 0.0%
A-Mark Precious Metals, Inc.	4,640	127,136
LKQ Corp.	12,690	466,357
Weyco Group, Inc.	2,090	78,480

		671,973

Diversified Consumer Services — 1.7%
ADT, Inc.	93,700	647,467
Adtalem Global Education, Inc.*	44,481	4,041,099
American Public Education, Inc.*	3,790	81,750
Bright Horizons Family Solutions, Inc.*	48,440	5,369,574
Carriage Services, Inc.	2,970	118,354
European Wax Center, Inc. (Class A Stock)*	6,870	45,823
Frontdoor, Inc.*	105,687	5,777,908
Graham Holdings Co. (Class B Stock)	650	566,748
Grand Canyon Education, Inc.*	32,991	5,403,926
H&R Block, Inc.	19,750	1,043,590
Laureate Education, Inc. (Class A Stock)*	305,188	5,581,888
Lincoln Educational Services Corp.*	5,650	89,383
Mister Car Wash, Inc.*	32,410	236,269
OneSpaWorld Holdings Ltd. (Bahamas)	16,080	319,992
Perdoceo Education Corp.	138,483	3,665,645
Strategic Education, Inc.	3,990	372,746
Stride, Inc.*(a)	28,101	2,920,537
Udemy, Inc.*	3,800	31,274
Universal Technical Institute, Inc.*	8,460	217,507

		36,531,480

Diversified REITs — 0.1%
Empire State Realty Trust, Inc. (Class A Stock)	153,400	1,583,088

Diversified Telecommunication Services — 0.1%
Anterix, Inc.*	3,430	105,198
ATN International, Inc.	3,070	51,607
Bandwidth, Inc. (Class A Stock)*	4,570	77,781
Cogent Communications Holdings, Inc.	4,000	308,280
Globalstar, Inc.*	79,290	164,130
IDT Corp. (Class B Stock)	4,770	226,670
Iridium Communications, Inc.	15,340	445,167
Liberty Global Ltd. (Belgium) (Class A Stock)*	20,210	257,880
Liberty Global Ltd. (Belgium) (Class C Stock)*	19,870	261,092
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	8,690	55,268
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	25,780	163,445
Lumen Technologies, Inc.*	115,040	610,863
Shenandoah Telecommunications Co.	9,420	118,786

		2,846,167

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities — 0.6%
ALLETE, Inc.	26,300	$1,704,240
Genie Energy Ltd. (Class B Stock)	5,450	84,966
Hawaiian Electric Industries, Inc.*	18,570	180,686
IDACORP, Inc.	6,970	761,682
MGE Energy, Inc.	23,300	2,189,268
OGE Energy Corp.	23,460	967,725
Otter Tail Corp.(a)	29,060	2,145,790
Pinnacle West Capital Corp.	9,670	819,726
Portland General Electric Co.	52,550	2,292,231
TXNM Energy, Inc.(a)	48,990	2,408,838

		13,555,152

Electrical Equipment — 1.2%
Acuity Brands, Inc.	4,330	1,264,923
Allient, Inc.	3,060	74,297
American Superconductor Corp.*	7,690	189,405
Atkore, Inc.	5,660	472,327
Bloom Energy Corp. (Class A Stock)*	9,220	204,776
EnerSys	50,001	4,621,592
Enovix Corp.*(a)	115,765	1,258,366
Espey Mfg. & Electronics Corp.	510	15,377
Fluence Energy, Inc.*	14,150	224,702
Generac Holdings, Inc.*	2,590	401,579
LSI Industries, Inc.	6,530	126,813
Net Power, Inc.*	4,530	47,973
NEXTracker, Inc. (Class A Stock)*	15,530	567,311
Plug Power, Inc.*	35,430	75,466
Powell Industries, Inc.	2,550	565,207
Preformed Line Products Co.	2,440	311,808
Regal Rexnord Corp.	77,170	11,971,382
Sensata Technologies Holding PLC	100,298	2,748,165
Sunrun, Inc.*	29,290	270,932
Thermon Group Holdings, Inc.*	59,660	1,716,418
Ultralife Corp.*	4,900	36,505
Vicor Corp.*	4,560	220,339

		27,385,663

Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.	6,310	729,625
Airgain, Inc.*	2,760	19,486
Arrow Electronics, Inc.*	37,653	4,259,307
Avnet, Inc.(a)	125,590	6,570,869
Badger Meter, Inc.	18,576	3,940,341
Bel Fuse, Inc. (Class A Stock)	190	17,115
Bel Fuse, Inc. (Class B Stock)	2,030	167,414
Belden, Inc.	46,053	5,186,028
Benchmark Electronics, Inc.	45,553	2,068,106
Climb Global Solutions, Inc.	880	111,540
Coda Octopus Group, Inc.*	2,180	17,069
Cognex Corp.	17,180	616,075
Coherent Corp.*	59,216	5,609,532
Crane NXT Co.(a)	35,640	2,074,961
CTS Corp.	5,330	281,051
Daktronics, Inc.*	9,320	157,135
ePlus, Inc.*	15,840	1,170,259
Evolv Technologies Holdings, Inc.*	6,490	25,636
Fabrinet (Thailand)*	13,734	3,019,832
FARO Technologies, Inc.*	3,470	87,999
Frequency Electronics, Inc.	2,410	44,633

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Identiv, Inc.*	3,640	$13,322
Insight Enterprises, Inc.*	5,550	844,155
IPG Photonics Corp.*	22,870	1,663,106
Itron, Inc.*	43,688	4,743,643
Kimball Electronics, Inc.*	51,740	969,090
Knowles Corp.*	15,930	317,485
Littelfuse, Inc.	2,950	695,168
Methode Electronics, Inc.	136,020	1,603,676
Mirion Technologies, Inc.*	27,240	475,338
M-Tron Industries, Inc.*	200	9,686
Napco Security Technologies, Inc.	6,630	235,763
nLight, Inc.*	9,320	97,767
Novanta, Inc.*	5,830	890,649
OSI Systems, Inc.*	33,628	5,630,336
Ouster, Inc.*	4,000	48,880
PAR Technology Corp.*	88,160	6,406,587
PC Connection, Inc.	7,970	552,082
Plexus Corp.*	14,786	2,313,713
Powerfleet, Inc. NJ*	14,180	94,439
Richardson Electronics Ltd.	1,900	26,657
Rogers Corp.*	2,950	299,750
Sanmina Corp.*	20,220	1,530,047
ScanSource, Inc.*	30,000	1,423,500
TD SYNNEX Corp.	860	100,861
TTM Technologies, Inc.*	17,010	420,998
Vishay Intertechnology, Inc.	117,060	1,982,997
Vishay Precision Group, Inc.*	2,560	60,083
Vontier Corp.	20,160	735,235

		70,359,026

Energy Equipment & Services — 1.9%
Archrock, Inc.	120,807	3,006,886
Atlas Energy Solutions, Inc.	5,560	123,321
Bristow Group, Inc.*	5,340	183,162
Cactus, Inc. (Class A Stock)(a)	134,441	7,845,977
ChampionX Corp.	107,080	2,911,505
Core Laboratories, Inc.	7,380	127,748
DMC Global, Inc.*	3,810	28,004
Energy Services of America Corp.	1,160	14,639
Expro Group Holdings NV*	159,300	1,986,471
Forum Energy Technologies, Inc.*	1,680	26,023
Geospace Technologies Corp.*	3,390	33,968
Gulf Island Fabrication, Inc.*	4,650	31,666
Helix Energy Solutions Group, Inc.*	29,360	273,635
Helmerich & Payne, Inc.	14,190	454,364
Innovex International, Inc.*	104,890	1,465,313
Kodiak Gas Services, Inc.	38,670	1,578,896
Liberty Energy, Inc.(a)	91,650	1,822,918
Mammoth Energy Services, Inc.*	5,570	16,710
Nabors Industries Ltd.*	1,710	97,761
National Energy Services Reunited Corp.*(a)	74,100	663,936
Natural Gas Services Group, Inc.*	3,370	90,316
Noble Corp. PLC	19,010	596,914
NOV, Inc.	43,820	639,772
NPK International, Inc.*	196,131	1,504,325
Oceaneering International, Inc.*	16,850	439,448
Oil States International, Inc.*	149,740	757,684
Patterson-UTI Energy, Inc.	14,260	117,788

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
ProFrac Holding Corp. (Class A Stock)*(a)	115,460	$895,970
ProPetro Holding Corp.*	200,960	1,874,957
Ranger Energy Services, Inc. (Class A Stock)	2,720	42,106
RPC, Inc.(a)	242,310	1,439,321
SEACOR Marine Holdings, Inc.*	6,790	44,542
Seadrill Ltd. (Norway)*	9,190	357,767
Select Water Solutions, Inc. (Class A Stock)(a)	242,534	3,211,150
Solaris Energy Infrastructure, Inc. (Class A Stock)	6,210	178,724
TechnipFMC PLC (United Kingdom)	75,704	2,190,874
TETRA Technologies, Inc.*	27,350	97,913
Tidewater, Inc.*	8,580	469,412
Transocean Ltd.*	111,810	419,287
Valaris Ltd.*	9,500	420,280
Weatherford International PLC(a)	44,665	3,199,354

		41,680,807

Entertainment — 0.2%
Atlanta Braves Holdings, Inc. (Class A Stock)*	2,040	83,232
Atlanta Braves Holdings, Inc. (Class C Stock)*	6,500	248,690
Cinemark Holdings, Inc.*	17,820	552,063
Eventbrite, Inc. (Class A Stock)*	12,310	41,362
Gaia, Inc.*	2,680	12,033
IMAX Corp.*	9,830	251,648
Liberty Media Corp.-Liberty Live (Class A Stock)*	18,198	1,211,259
Madison Square Garden Entertainment Corp.*	6,220	221,432
Madison Square Garden Sports Corp.*	2,430	548,402
Marcus Corp. (The)	5,380	115,670
Playstudios, Inc.*	6,110	11,365
Reservoir Media, Inc.*	3,490	31,584
Sphere Entertainment Co.*	4,990	201,197
Vivid Seats, Inc. (Class A Stock)*	17,660	81,766

		3,611,703

Financial Services — 2.3%
Acacia Research Corp.*	10,610	46,047
Alerus Financial Corp.	3,800	73,112
AvidXchange Holdings, Inc.*	30,290	313,199
Cantaloupe, Inc.*	13,720	130,477
Cass Information Systems, Inc.	8,360	342,008
Enact Holdings, Inc.	128,658	4,165,946
Essent Group Ltd.	126,486	6,885,898
Euronet Worldwide, Inc.*	22,590	2,323,156
EVERTEC, Inc. (Puerto Rico)	10,000	345,300
Federal Agricultural Mortgage Corp. (Class C Stock)	37,330	7,352,144
Flywire Corp.*	16,560	341,467
I3 Verticals, Inc. (Class A Stock)*	4,310	99,302
International Money Express, Inc.*	26,900	560,327
Jackson Financial, Inc. (Class A Stock)	9,780	851,642
loanDepot, Inc. (Class A Stock)*	6,480	13,219
Marqeta, Inc. (Class A Stock)*	66,460	251,883

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Merchants Bancorp	71,788	$2,618,108
MGIC Investment Corp.(a)	105,360	2,498,086
NCR Atleos Corp.*	26,600	902,272
NMI Holdings, Inc.*	57,740	2,122,522
Onity Group, Inc.*	1,760	54,050
Paymentus Holdings, Inc. (Class A Stock)*	55,562	1,815,211
Payoneer Global, Inc.*	75,630	759,325
Paysafe Ltd.*	6,830	116,793
Paysign, Inc.*	6,810	20,566
PennyMac Financial Services, Inc.	43,700	4,463,518
Priority Technology Holdings, Inc.*	1,760	20,680
Radian Group, Inc.	50,400	1,598,688
Remitly Global, Inc.*	25,610	578,018
Repay Holdings Corp.*	14,190	108,270
Security National Financial Corp. (Class A Stock)*	2,220	26,707
Shift4 Payments, Inc. (Class A Stock)*(a)	15,862	1,646,158
TFS Financial Corp.	19,920	250,195
Velocity Financial, Inc.*	1,290	25,232
Voya Financial, Inc.(a)	57,334	3,946,299
Walker & Dunlop, Inc.	5,740	557,985
Waterstone Financial, Inc.	5,490	73,786
Western Union Co. (The)	198,600	2,105,160
WEX, Inc.*	4,330	759,136

		51,161,892

Food Products — 1.5%
Alico, Inc.	1,880	48,748
B&G Foods, Inc.	11,090	76,410
Calavo Growers, Inc.	3,330	84,915
Cal-Maine Foods, Inc.	19,260	1,982,239
Darling Ingredients, Inc.*	18,010	606,757
Dole PLC	7,170	97,082
Flowers Foods, Inc.	27,610	570,423
Fresh Del Monte Produce, Inc.	8,120	269,665
Freshpet, Inc.*(a)	95,157	14,093,703
Hain Celestial Group, Inc. (The)*	174,150	1,071,023
Ingredion, Inc.	8,510	1,170,636
J & J Snack Foods Corp.	3,100	480,903
John B. Sanfilippo & Son, Inc.	1,630	141,989
Lamb Weston Holdings, Inc.	3,680	245,934
Lancaster Colony Corp.	4,110	711,605
Limoneira Co.	3,750	91,725
Mama’s Creations, Inc.*	5,420	43,143
Mission Produce, Inc.*	7,520	108,062
Nomad Foods Ltd. (United Kingdom)	121,551	2,039,626
Pilgrim’s Pride Corp.*	7,990	362,666
Post Holdings, Inc.*	8,560	979,778
Seaboard Corp.	130	315,856
Simply Good Foods Co. (The)*	94,447	3,681,544
Tootsie Roll Industries, Inc.	6,420	207,559
TreeHouse Foods, Inc.*	9,170	322,142
Utz Brands, Inc.(a)	106,317	1,664,924
Vital Farms, Inc.*	7,510	283,052
WK Kellogg Co.(a)	63,400	1,140,566

		32,892,675

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	3,550	$430,793
MDU Resources Group, Inc.	26,380	475,368
National Fuel Gas Co.	10,940	663,839
New Jersey Resources Corp.	15,740	734,271
Northwest Natural Holding Co.	46,560	1,841,914
ONE Gas, Inc.	8,010	554,692
RGC Resources, Inc.	1,820	36,509
Southwest Gas Holdings, Inc.	32,590	2,304,439
Spire, Inc.	33,540	2,275,018
UGI Corp.	22,480	634,610

		9,951,453

Ground Transportation — 0.5%
ArcBest Corp.	4,060	378,879
Avis Budget Group, Inc.*	3,550	286,166
Covenant Logistics Group, Inc.	2,220	121,012
FTAI Infrastructure, Inc.	12,950	94,017
Heartland Express, Inc.	12,810	143,728
Knight-Swift Transportation Holdings, Inc.	16,360	867,734
Landstar System, Inc.	3,980	684,003
Lyft, Inc. (Class A Stock)*	42,850	552,765
Marten Transport Ltd.	66,810	1,042,904
PAMT Corp.*	4,660	76,331
RXO, Inc.*(a)	91,015	2,169,798
Ryder System, Inc.	4,320	677,635
Saia, Inc.*(a)	3,725	1,697,594
Schneider National, Inc. (Class B Stock)	53,010	1,552,133
Universal Logistics Holdings, Inc.	4,270	196,164
Werner Enterprises, Inc.	10,920	392,246

		10,933,109

Health Care Equipment & Supplies — 2.1%
Accuray, Inc.*	15,880	31,442
AngioDynamics, Inc.*	8,400	76,944
Artivion, Inc.*	8,240	235,582
AtriCure, Inc.*	7,560	231,034
Avanos Medical, Inc.*	7,990	127,201
Axogen, Inc.*	9,170	151,122
Bioventus, Inc. (Class A Stock)*	7,360	77,280
CONMED Corp.	5,040	344,938
CVRx, Inc.*	1,050	13,304
DENTSPLY SIRONA, Inc.	24,550	465,959
Electromed, Inc.*	1,330	39,301
Embecta Corp.	7,140	147,441
Enovis Corp.*	8,480	372,102
Envista Holdings Corp.*	105,980	2,044,354
FONAR Corp.*	1,660	25,132
Glaukos Corp.*	45,799	6,867,102
Globus Medical, Inc. (Class A Stock)*	22,619	1,870,817
Haemonetics Corp.*(a)	48,935	3,820,845
ICU Medical, Inc.*	2,570	398,787
Inari Medical, Inc.*	7,740	395,127
Inmode Ltd.*(a)	91,700	1,531,390
Inogen, Inc.*	4,940	45,300
Inspire Medical Systems, Inc.*	40,160	7,444,861
Integer Holdings Corp.*(a)	30,169	3,997,996
Integra LifeSciences Holdings Corp.*	10,920	247,666

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
iRadimed Corp.	2,530	$139,150
Kewaunee Scientific Corp.*	340	21,036
Lantheus Holdings, Inc.*(a)	57,729	5,164,436
LeMaitre Vascular, Inc.	3,830	352,896
LENSAR, Inc.*	2,390	21,367
LivaNova PLC*	8,600	398,266
Masimo Corp.*	5,730	947,169
Merit Medical Systems, Inc.*	9,570	925,610
Neogen Corp.*	19,160	232,602
Omnicell, Inc.*	7,470	332,564
OraSure Technologies, Inc.*	12,760	46,064
Orthofix Medical, Inc.*	5,030	87,824
OrthoPediatrics Corp.*	4,320	100,138
Paragon 28, Inc.*	2,630	27,168
Penumbra, Inc.*	4,180	992,666
Pro-Dex, Inc.*	550	25,713
Pulmonx Corp.*	5,610	38,092
QuidelOrtho Corp.*	5,990	266,854
RxSight, Inc.*	4,820	165,712
Sanara Medtech, Inc.*	580	19,256
Semler Scientific, Inc.*	1,220	65,880
Sensus Healthcare, Inc.*	1,770	12,248
SI-BONE, Inc.*	4,970	69,679
Sight Sciences, Inc.*	4,080	14,851
STAAR Surgical Co.*	7,080	171,973
Tactile Systems Technology, Inc.*	4,340	74,344
Teleflex, Inc.	3,370	599,793
TransMedics Group, Inc.*(a)	28,649	1,786,265
Treace Medical Concepts, Inc.*	3,630	27,007
UFP Technologies, Inc.*	1,570	383,881
Utah Medical Products, Inc.	4,350	267,394
Varex Imaging Corp.*	7,040	102,714
Zimvie, Inc.*	4,450	62,077
Zynex, Inc.*(a)	31,360	251,194

		45,196,910

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*	12,560	498,004
AdaptHealth Corp.*	15,040	143,181
Addus HomeCare Corp.*	89,333	11,197,892
Astrana Health, Inc.*	8,620	271,789
Brookdale Senior Living, Inc.*	35,070	176,402
Castle Biosciences, Inc.*	4,740	126,321
Chemed Corp.	1,420	752,316
Community Health Systems, Inc.*	26,700	79,833
Concentra Group Holdings Parent, Inc.	23,185	458,599
CorVel Corp.*	9,630	1,071,434
DocGo, Inc.*	3,530	14,967
Encompass Health Corp.	6,170	569,799
Enhabit, Inc.*	7,300	57,013
Ensign Group, Inc. (The)	9,230	1,226,298
Fulgent Genetics, Inc.*	5,110	94,382
HealthEquity, Inc.*	11,920	1,143,724
Henry Schein, Inc.*	15,050	1,041,460
Hims & Hers Health, Inc.*	19,650	475,137
InfuSystem Holdings, Inc.*	4,840	40,898
Joint Corp. (The)*	3,110	33,059
LifeStance Health Group, Inc.*	34,520	254,412
National HealthCare Corp.	2,680	288,261

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
National Research Corp.	21,260	$375,026
NeoGenomics, Inc.*	19,760	325,645
Option Care Health, Inc.*	27,230	631,736
Owens & Minor, Inc.*	13,910	181,804
Patterson Cos., Inc.	68,950	2,127,797
Pediatrix Medical Group, Inc.*	155,169	2,035,817
Pennant Group, Inc. (The)*	6,570	174,236
Performant Healthcare, Inc.*	8,490	25,640
Premier, Inc. (Class A Stock)	15,220	322,664
Privia Health Group, Inc.*	15,360	300,288
Progyny, Inc.*	12,650	218,213
RadNet, Inc.*	12,580	878,587
Select Medical Holdings Corp.	57,520	1,084,252
Sonida Senior Living, Inc.*	680	15,694
Surgery Partners, Inc.*	18,540	392,492
Talkspace, Inc.*	22,130	68,382
U.S. Physical Therapy, Inc.	2,580	228,872

		29,402,326

Health Care Technology — 0.2%
Certara, Inc.*	24,230	258,049
Definitive Healthcare Corp.*	12,020	49,402
Doximity, Inc. (Class A Stock)*	15,610	833,418
Evolent Health, Inc. (Class A Stock)*(a)	194,054	2,183,107
GoodRx Holdings, Inc. (Class A Stock)*	12,470	57,986
Health Catalyst, Inc.*	9,980	70,559
HealthStream, Inc.	5,940	188,892
OptimizeRx Corp.*	3,400	16,524
Phreesia, Inc.*	1,120	28,179
Schrodinger, Inc.*	5,180	99,922
Simulations Plus, Inc.	3,360	93,710
Teladoc Health, Inc.*	22,250	202,253
TruBridge, Inc.*	27,230	536,976

		4,618,977

Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.	94,900	856,947
Park Hotels & Resorts, Inc.(a)	110,200	1,550,514
Pebblebrook Hotel Trust	117,900	1,597,545

		4,005,006

Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc.*	87,210	931,403
Aramark	12,810	477,941
Biglari Holdings, Inc. (Class A Stock)*	20	25,500
Biglari Holdings, Inc. (Class B Stock)*	450	114,431
BJ’s Restaurants, Inc.*	4,010	140,891
Bloomin’ Brands, Inc.	147,800	1,804,638
Boyd Gaming Corp.	38,511	2,793,588
Brinker International, Inc.*	7,330	969,686
Caesars Entertainment, Inc.*	18,590	621,278
Cava Group, Inc.*	36,239	4,087,759
Century Casinos, Inc.*	4,700	15,228
Cheesecake Factory, Inc. (The)	8,500	403,240
Choice Hotels International, Inc.	5,740	814,965
Churchill Downs, Inc.	940	125,528
Cracker Barrel Old Country Store, Inc.	3,310	174,967
Dave & Buster’s Entertainment, Inc.*(a)	20,280	591,973

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Denny’s Corp.*	213,950	$1,294,397
Dine Brands Global, Inc.	2,320	69,832
Dutch Bros, Inc. (Class A Stock)*	75,124	3,934,995
El Pollo Loco Holdings, Inc.*	79,110	912,929
Everi Holdings, Inc.*	125,900	1,700,909
First Watch Restaurant Group, Inc.*	8,040	149,624
Full House Resorts, Inc.*	4,770	19,462
Global Business Travel Group I*	11,300	104,864
Golden Entertainment, Inc.	2,450	77,420
Hilton Grand Vacations, Inc.*	43,780	1,705,231
Inspired Entertainment, Inc.*	4,080	36,924
International Game Technology PLC	89,200	1,575,272
Jack in the Box, Inc.	3,470	144,491
Krispy Kreme, Inc.	22,200	220,446
Kura Sushi USA, Inc. (Class A Stock)*	1,820	164,856
Life Time Group Holdings, Inc.*	168,726	3,732,219
Light & Wonder, Inc.*	8,220	710,044
Lindblad Expeditions Holdings, Inc.*	7,400	87,764
Lucky Strike Entertainment Corp. (Class A Stock)	4,210	42,142
Marriott Vacations Worldwide Corp.	23,730	2,130,954
Monarch Casino & Resort, Inc.	15,100	1,191,390
Nathan’s Famous, Inc.	1,120	88,043
Norwegian Cruise Line Holdings Ltd.*	21,960	565,031
Papa John’s International, Inc.(a)	25,030	1,027,982
Penn Entertainment, Inc.*	13,320	264,002
Planet Fitness, Inc. (Class A Stock)*	10,710	1,058,898
Playa Hotels & Resorts NV*	110,500	1,397,825
Portillo’s, Inc. (Class A Stock)*	8,870	83,378
Potbelly Corp.*	5,150	48,513
Red Robin Gourmet Burgers, Inc.*	2,730	14,988
Red Rock Resorts, Inc. (Class A Stock)	5,750	265,880
Sabre Corp.*	54,060	197,319
Shake Shack, Inc. (Class A Stock)*	29,888	3,879,462
Six Flags Entertainment Corp.(a)	49,812	2,400,440
Soho House & Co., Inc. (United Kingdom)*	2,670	19,892
Sweetgreen, Inc. (Class A Stock)*(a)	115,977	3,718,223
Target Hospitality Corp.*	3,640	35,181
Travel + Leisure Co.	42,610	2,149,674
United Parks & Resorts, Inc.*(a)	39,880	2,240,857
Vail Resorts, Inc.	3,960	742,302
Wendy’s Co. (The)	29,560	481,828
Wingstop, Inc.	2,850	809,970
Wyndham Hotels & Resorts, Inc.	66,750	6,727,732
Wynn Resorts Ltd.	4,340	373,934

		62,690,535

Household Durables — 1.4%
Bassett Furniture Industries, Inc.	2,380	32,915
Beazer Homes USA, Inc.*	101,636	2,790,924
Cavco Industries, Inc.*	1,390	620,260
Century Communities, Inc.	16,000	1,173,760
Champion Homes, Inc.*(a)	35,751	3,149,663
Cricut, Inc. (Class A Stock)	2,990	17,043
Dream Finders Homes, Inc. (Class A Stock)*	4,400	102,388
Ethan Allen Interiors, Inc.	5,030	141,393
Flexsteel Industries, Inc.	1,010	54,883

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Household Durables (cont’d.)
Green Brick Partners, Inc.*	19,500	$1,101,555
Hamilton Beach Brands Holding Co. (Class A Stock)	2,460	41,402
Helen of Troy Ltd.*	28,520	1,706,352
Hooker Furnishings Corp.	2,690	37,687
Installed Building Products, Inc.	11,029	1,932,832
KB Home(a)	17,700	1,163,244
Landsea Homes Corp.*	5,010	42,535
La-Z-Boy, Inc.	7,390	321,982
Legacy Housing Corp.*	11,770	290,484
Leggett & Platt, Inc.	94,520	907,392
LGI Homes, Inc.*	12,530	1,120,182
Lifetime Brands, Inc.	4,000	23,640
Lovesac Co. (The)*	4,130	97,716
M/I Homes, Inc.*	8,300	1,103,485
Meritage Homes Corp.	17,210	2,647,242
Mohawk Industries, Inc.*	7,370	877,988
Newell Brands, Inc.	50,850	506,466
Sonos, Inc.*	18,480	277,939
Taylor Morrison Home Corp.*	61,139	3,742,318
Tempur Sealy International, Inc.	18,430	1,044,797
Traeger, Inc.*	5,360	12,810
Tri Pointe Homes, Inc.*	58,480	2,120,485
Universal Electronics, Inc.*	2,730	30,030
VOXX International Corp.*	5,010	36,974
Whirlpool Corp.	6,170	706,342
Worthington Enterprises, Inc.	8,890	356,578

		30,333,686

Household Products — 0.2%
Central Garden & Pet Co.*	24,840	963,792
Central Garden & Pet Co. (Class A Stock)*	8,900	294,145
Energizer Holdings, Inc.	34,580	1,206,496
Oil-Dri Corp. of America	1,070	93,775
Reynolds Consumer Products, Inc.	20,530	554,105
WD-40 Co.	2,120	514,481

		3,626,794

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	59,010	759,459
Altus Power, Inc.*	18,570	75,580
Clearway Energy, Inc. (Class A Stock)	4,330	105,868
Clearway Energy, Inc. (Class C Stock)	11,530	299,780
Montauk Renewables, Inc.*	17,490	69,610
Ormat Technologies, Inc.	9,890	669,751

		1,980,048

Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.	28,892	1,448,356

Insurance — 3.6%
Ambac Financial Group, Inc.*	106,640	1,348,996
American Coastal Insurance Corp.*	3,610	48,591
AMERISAFE, Inc.	3,510	180,905
Assurant, Inc.	360	76,759
Assured Guaranty Ltd.	87,139	7,843,381
Axis Capital Holdings Ltd.	89,528	7,933,971

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	61,379	$2,379,050
Brighthouse Financial, Inc.*	9,720	466,949
Citizens, Inc.*	2,590	10,386
CNO Financial Group, Inc.	44,500	1,655,845
Crawford & Co. (Class A Stock)	5,840	67,510
Donegal Group, Inc. (Class A Stock)	5,030	77,814
eHealth, Inc.*	5,050	47,470
Employers Holdings, Inc.	68,763	3,522,728
F&G Annuities & Life, Inc.	24,020	995,389
Fidelis Insurance Holdings Ltd. (United Kingdom)	5,450	98,808
First American Financial Corp.	54,514	3,403,854
Genworth Financial, Inc. (Class A Stock)*	66,570	465,324
Globe Life, Inc.	7,530	839,746
Goosehead Insurance, Inc. (Class A Stock)*	3,130	335,599
Greenlight Capital Re Ltd. (Class A Stock)*	7,070	98,980
Hagerty, Inc. (Class A Stock)*	3,950	38,118
Hanover Insurance Group, Inc. (The)	16,380	2,533,331
HCI Group, Inc.(a)	19,898	2,318,714
Heritage Insurance Holdings, Inc.*	5,170	62,557
Hippo Holdings, Inc.*	1,480	39,620
Horace Mann Educators Corp.	48,540	1,904,224
Investors Title Co.	380	89,969
James River Group Holdings Ltd.	7,070	34,431
Kemper Corp.	109,346	7,264,948
Kingstone Cos., Inc.*	2,670	40,557
Kingsway Financial Services, Inc. (Canada)*	1,580	13,225
Kinsale Capital Group, Inc.	640	297,683
Lemonade, Inc.*	1,030	37,780
Lincoln National Corp.	45,170	1,432,341
Mercury General Corp.	21,120	1,404,058
NI Holdings, Inc.*	1,170	18,369
Old Republic International Corp.	24,470	885,569
Oscar Health, Inc. (Class A Stock)*	25,410	341,510
Palomar Holdings, Inc.*	20,874	2,204,086
Primerica, Inc.	3,520	955,398
ProAssurance Corp.*	63,380	1,008,376
RLI Corp.	7,000	1,153,810
Root, Inc. (Class A Stock)*	550	39,925
Safety Insurance Group, Inc.	100,959	8,319,022
Selective Insurance Group, Inc.	9,900	925,848
Selectquote, Inc.*	10,340	38,465
SiriusPoint Ltd. (Sweden)*	65,390	1,071,742
Skyward Specialty Insurance Group, Inc.*	57,735	2,917,927
Stewart Information Services Corp.	22,050	1,488,154
Tiptree, Inc.	8,400	175,224
Trupanion, Inc.*	5,370	258,834
United Fire Group, Inc.	16,580	471,701
Universal Insurance Holdings, Inc.	5,910	124,465
White Mountains Insurance Group Ltd.(a)	3,564	6,932,194

		78,740,230

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services — 0.7%
Bumble, Inc. (Class A Stock)*	16,510	$134,391
Cargurus, Inc.*	13,930	509,002
Cars.com, Inc.*	189,012	3,275,578
EverQuote, Inc. (Class A Stock)*	4,980	99,550
Getty Images Holdings, Inc.*	12,550	27,108
Match Group, Inc.*	28,040	917,188
MediaAlpha, Inc. (Class A Stock)*	262,689	2,965,759
Nextdoor Holdings, Inc.*	25,550	60,554
Outbrain, Inc.*	2,710	19,458
QuinStreet, Inc.*	112,217	2,588,846
Shutterstock, Inc.(a)	45,210	1,372,124
Travelzoo*	1,790	35,711
TripAdvisor, Inc.*	18,420	272,063
TrueCar, Inc.*	21,390	79,785
Vimeo, Inc.*	26,250	168,000
Yelp, Inc.*	9,920	383,904
Ziff Davis, Inc.*	6,960	378,206
ZipRecruiter, Inc. (Class A Stock)*	7,880	57,051
ZoomInfo Technologies, Inc.*	125,040	1,314,171

		14,658,449

IT Services — 0.6%
Amdocs Ltd.	7,070	601,940
ASGN, Inc.*	61,750	5,146,245
CSP, Inc.	1,550	24,908
DigitalOcean Holdings, Inc.*	11,400	388,398
DXC Technology Co.*	26,870	536,862
Globant SA*	4,400	943,448
Grid Dynamics Holdings, Inc.*	12,730	283,115
Hackett Group, Inc. (The)	62,251	1,912,351
Information Services Group, Inc.	8,140	27,188
Kyndryl Holdings, Inc.*	32,220	1,114,812
Unisys Corp.*	12,490	79,062
Wix.com Ltd. (Israel)*	12,904	2,768,553

		13,826,882

Leisure Products — 0.4%
Acushnet Holdings Corp.	10,070	715,776
American Outdoor Brands, Inc.*	3,040	46,330
Brunswick Corp.	9,730	629,336
Clarus Corp.	4,520	20,385
Escalade, Inc.	3,210	45,839
Funko, Inc. (Class A Stock)*	8,620	115,422
Hasbro, Inc.	15,730	879,464
JAKKS Pacific, Inc.*	10,998	309,594
Johnson Outdoors, Inc. (Class A Stock)	25,790	851,070
Latham Group, Inc.*	11,430	79,553
Malibu Boats, Inc. (Class A Stock)*	3,870	145,473
Marine Products Corp.	5,730	52,544
MasterCraft Boat Holdings, Inc.*	3,350	63,884
Mattel, Inc.*	39,090	693,066
Polaris, Inc.(a)	32,430	1,868,617
Revelyst, Inc.*	19,700	378,831
Smith & Wesson Brands, Inc.	8,430	85,185
Sturm Ruger & Co., Inc.	1,260	44,566
Topgolf Callaway Brands Corp.*	28,280	222,281
YETI Holdings, Inc.*	11,950	460,194

		7,707,410

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.*	16,430	$98,498
Azenta, Inc.*	7,110	355,500
BioLife Solutions, Inc.*	7,580	196,777
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,790	588,033
Bruker Corp.	10,530	617,268
Charles River Laboratories International, Inc.*	4,470	825,162
ChromaDex Corp.*	1,790	9,496
Codexis, Inc.*	8,880	42,358
CryoPort, Inc.*	7,750	60,295
Cytek Biosciences, Inc.*	17,830	115,717
Harvard Bioscience, Inc.*	11,560	24,392
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	12,390	67,525
MaxCyte, Inc.*	12,450	51,792
Medpace Holdings, Inc.*	190	63,124
Mesa Laboratories, Inc.	910	120,002
OmniAb, Inc.*	19,390	68,641
Personalis, Inc.*	5,380	31,096
Quanterix Corp.*	6,850	72,815
Repligen Corp.*	4,670	672,200
Seer, Inc.*	5,000	11,550
Sotera Health Co.*	33,680	460,742
Stevanato Group SpA (Italy)	264,650	5,766,723

		10,319,706

Machinery — 4.2%
3D Systems Corp.*	12,210	40,049
AGCO Corp.	7,460	697,361
Alamo Group, Inc.	2,090	388,552
Albany International Corp. (Class A Stock)	21,350	1,707,359
Allison Transmission Holdings, Inc.	49,529	5,352,104
Astec Industries, Inc.	4,430	148,848
Atmus Filtration Technologies, Inc.	101,753	3,986,683
Barnes Group, Inc.	36,100	1,706,086
Blue Bird Corp.*	4,430	171,131
Chart Industries, Inc.*(a)	18,215	3,476,151
Columbus McKinnon Corp.	5,160	192,158
Crane Co.	30,193	4,581,788
Donaldson Co., Inc.	9,790	659,356
Douglas Dynamics, Inc.	39,170	925,587
Eastern Co. (The)	1,520	40,341
Energy Recovery, Inc.*	9,450	138,915
Enerpac Tool Group Corp.	9,570	393,231
Enpro, Inc.	3,530	608,749
Esab Corp.	95,950	11,508,243
ESCO Technologies, Inc.	4,480	596,781
Federal Signal Corp.	38,921	3,595,911
Flowserve Corp.	96,349	5,541,994
Franklin Electric Co., Inc.	7,930	772,778
FreightCar America, Inc.*	1,140	10,214
Gates Industrial Corp. PLC*	88,030	1,810,777
Gencor Industries, Inc.*	3,440	60,716
Gorman-Rupp Co. (The)	5,300	200,976
Graham Corp.*	1,830	81,380
Greenbrier Cos., Inc. (The)	25,410	1,549,756
Helios Technologies, Inc.	5,580	249,091

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Hillenbrand, Inc.	61,760	$1,900,973
Hillman Solutions Corp.*	22,590	220,027
Hurco Cos., Inc.	1,450	27,971
Hyliion Holdings Corp.*	8,830	23,046
Hyster-Yale, Inc.	2,380	121,213
ITT, Inc.	41,520	5,932,378
John Bean Technologies Corp.(a)	31,623	4,019,283
Kadant, Inc.	1,720	593,383
Kennametal, Inc.(a)	48,010	1,153,200
L.B. Foster Co. (Class A Stock)*	14,440	388,436
Lindsay Corp.(a)	11,800	1,396,058
Luxfer Holdings PLC (United Kingdom)	3,660	47,909
Manitowoc Co., Inc. (The)*	5,730	52,315
Mayville Engineering Co., Inc.*	2,270	35,684
Middleby Corp. (The)*	5,870	795,091
Miller Industries, Inc.	14,670	958,831
Mueller Industries, Inc.	16,010	1,270,554
Mueller Water Products, Inc. (Class A Stock)	25,620	576,450
NN, Inc.*	8,590	28,089
Omega Flex, Inc.	1,850	77,645
Oshkosh Corp.	8,510	809,046
Park-Ohio Holdings Corp.	2,910	76,446
Perma-Pipe International Holdings, Inc.*	2,080	31,096
Proto Labs, Inc.*	35,270	1,378,704
RBC Bearings, Inc.*	21,690	6,488,347
REV Group, Inc.	47,630	1,517,968
Shyft Group, Inc. (The)	7,060	82,884
SPX Technologies, Inc.*	26,191	3,811,314
Standex International Corp.	2,050	383,330
Tennant Co.	3,200	260,896
Terex Corp.	10,950	506,109
Timken Co. (The)	33,110	2,363,061
Titan International, Inc.*	10,770	73,128
Toro Co. (The)	8,050	644,805
Trinity Industries, Inc.	13,740	482,274
Twin Disc, Inc.	2,870	33,723
Wabash National Corp.	94,340	1,616,044
Watts Water Technologies, Inc. (Class A Stock)	4,180	849,794

		92,220,571

Marine Transportation — 0.2%
Costamare, Inc. (Monaco)	17,300	222,305
Genco Shipping & Trading Ltd.	8,160	113,751
Kirby Corp.*	7,870	832,646
Matson, Inc.	18,568	2,503,709
Pangaea Logistics Solutions Ltd.	6,150	32,964

		3,705,375

Media — 1.2%
Advantage Solutions, Inc.*	24,590	71,803
Altice USA, Inc. (Class A Stock)*	34,460	83,049
AMC Networks, Inc. (Class A Stock)*	4,850	48,015
Boston Omaha Corp. (Class A Stock)*	5,310	75,296
Cable One, Inc.	560	202,787
Cardlytics, Inc.*	7,160	26,564
Emerald Holding, Inc.	35,178	169,558

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
Entravision Communications Corp. (Class A Stock)	15,860	$37,271
Gambling.com Group Ltd. (Malta)*	4,420	62,234
Gannett Co., Inc.*	27,760	140,466
Gray Television, Inc.	17,270	54,400
Integral Ad Science Holding Corp.*	371,778	3,881,362
John Wiley & Sons, Inc. (Class A Stock)	7,130	311,652
Liberty Broadband Corp. (Class A Stock)*	910	67,668
Liberty Broadband Corp. (Class C Stock)*	2,330	174,191
Magnite, Inc.*	477,410	7,600,367
National CineMedia, Inc.*	44,140	293,090
New York Times Co. (The) (Class A Stock)	19,710	1,025,905
Nexstar Media Group, Inc.(a)	27,759	4,385,089
PubMatic, Inc. (Class A Stock)*	7,480	109,881
Saga Communications, Inc. (Class A Stock)	970	10,699
Scholastic Corp.	4,710	100,464
Sinclair, Inc.	6,580	106,201
Stagwell, Inc.*	391,965	2,579,130
TEGNA, Inc.	285,753	5,226,422
Thryv Holdings, Inc.*	5,250	77,700

		26,921,264

Metals & Mining — 0.9%
Alcoa Corp.	15,680	592,390
Alpha Metallurgical Resources, Inc.*	2,040	408,245
Arch Resources, Inc.	2,820	398,240
Ascent Industries Co.*	2,140	23,925
ATI, Inc.*	20,200	1,111,808
Caledonia Mining Corp. PLC (South Africa)	1,900	17,879
Carpenter Technology Corp.	26,322	4,467,107
Century Aluminum Co.*	17,800	324,316
Cleveland-Cliffs, Inc.*	60,780	571,332
Coeur Mining, Inc.*	71,890	411,211
Commercial Metals Co.(a)	48,624	2,411,750
Compass Minerals International, Inc.	6,480	72,900
Constellium SE*	78,100	802,087
Dakota Gold Corp.*	8,380	18,436
Eldorado Gold Corp. (Turkey)*	134,719	2,003,272
Friedman Industries, Inc.	1,970	30,121
Hecla Mining Co.	107,270	526,696
Idaho Strategic Resources, Inc.*	930	9,477
Kaiser Aluminum Corp.	2,470	173,567
Materion Corp.	3,660	361,901
McEwen Mining, Inc. (Canada)*	5,250	40,845
Metallus, Inc.*	8,170	115,442
MP Materials Corp.*	19,180	299,208
Nexa Resources SA (Brazil)*	7,220	63,536
Olympic Steel, Inc.	2,160	70,870
Pan American Silver Corp. (Canada)	85,681	1,732,470
Radius Recycling, Inc.	5,450	82,949
Ramaco Resources, Inc. (Class A Stock)	6,170	63,304
Royal Gold, Inc.	6,170	813,514

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Ryerson Holding Corp.	7,010	$129,755
SunCoke Energy, Inc.	91,920	983,544
Tredegar Corp.*	7,040	54,067
United States Steel Corp.	26,240	891,898

		20,078,062

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance, Inc.(a)	97,500	844,350
Ares Commercial Real Estate Corp.(a)	125,600	739,784
BrightSpire Capital, Inc.	142,100	801,444
Claros Mortgage Trust, Inc.	39,700	179,444
Granite Point Mortgage Trust, Inc.	104,379	291,217
Redwood Trust, Inc.	277,454	1,811,775
Rithm Property Trust, Inc.	51,508	152,979

		4,820,993

Multi-Utilities — 0.3%
Avista Corp.	58,370	2,138,093
Black Hills Corp.	37,920	2,219,079
Northwestern Energy Group, Inc.	41,950	2,242,647
Unitil Corp.	19,160	1,038,280

		7,638,099

Office REITs — 0.1%
Cousins Properties, Inc.	82,717	2,534,449

Oil, Gas & Consumable Fuels — 3.3%
Amplify Energy Corp.*	8,000	48,000
Antero Midstream Corp.	68,230	1,029,591
Antero Resources Corp.*	18,640	653,332
APA Corp.	32,910	759,892
Ardmore Shipping Corp. (Ireland)	7,650	92,948
Baytex Energy Corp. (Canada)	663,089	1,710,770
Berry Corp.	13,920	57,490
California Resources Corp.	39,520	2,050,693
Cameco Corp. (Canada)(a)	51,977	2,671,098
Centrus Energy Corp. (Class A Stock)*	2,750	183,177
Chord Energy Corp.	1,640	191,749
Civitas Resources, Inc.	8,550	392,188
Clean Energy Fuels Corp.*	39,650	99,521
CNX Resources Corp.*	24,840	910,883
Comstock Resources, Inc.*	38,930	709,305
CONSOL Energy, Inc.	4,640	494,995
Crescent Energy Co. (Class A Stock)	134,810	1,969,574
CVR Energy, Inc.(a)	82,330	1,542,864
Delek US Holdings, Inc.(a)	62,200	1,150,700
DHT Holdings, Inc.	28,020	260,306
Dorian LPG Ltd.	8,040	195,935
DT Midstream, Inc.	8,400	835,212
Encore Energy Corp. (Canada)*	6,920	23,597
Epsilon Energy Ltd.	3,100	19,251
Evolution Petroleum Corp.	7,920	41,422
Excelerate Energy, Inc. (Class A Stock)	110,990	3,357,447
FutureFuel Corp.	8,200	43,378
Granite Ridge Resources, Inc.	10,500	67,830
Green Plains, Inc.*	9,880	93,662
Gulfport Energy Corp.*	10,439	1,922,864
Hallador Energy Co.*	5,750	65,838

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
HF Sinclair Corp.	18,790	$658,589
HighPeak Energy, Inc.	2,890	42,483
International Seaways, Inc.(a)	33,200	1,193,208
Kinetik Holdings, Inc.	6,960	394,702
Kosmos Energy Ltd. (Ghana)*	613,870	2,099,435
Magnolia Oil & Gas Corp. (Class A Stock)	182,650	4,270,357
Matador Resources Co.	110,080	6,193,101
Murphy Oil Corp.	18,960	573,730
NACCO Industries, Inc. (Class A Stock)	1,370	40,853
NextDecade Corp.*(a)	250,200	1,929,042
Nordic American Tankers Ltd.	35,530	88,825
Northern Oil & Gas, Inc.(a)	53,800	1,999,208
Par Pacific Holdings, Inc.*	112,140	1,837,975
PBF Energy, Inc. (Class A Stock)	73,980	1,964,169
Peabody Energy Corp.	18,870	395,138
PHX Minerals, Inc.	6,150	24,600
PrimeEnergy Resources Corp.*	170	37,330
Range Resources Corp.	26,450	951,671
REX American Resources Corp.*	44,200	1,842,698
Riley Exploration Permian, Inc.	1,210	38,623
Scorpio Tankers, Inc. (Monaco)	8,710	432,800
SFL Corp. Ltd. (Norway)	23,630	241,499
Sitio Royalties Corp. (Class A Stock)	8,370	160,537
SM Energy Co.	17,680	685,277
Talos Energy, Inc.*	194,520	1,888,789
Teekay Corp. Ltd. (Bermuda)	15,980	110,741
Teekay Tankers Ltd. (Canada) (Class A Stock)	5,400	214,866
Uranium Energy Corp.*	528,496	3,535,638
VAALCO Energy, Inc.	268,190	1,171,990
Viper Energy, Inc.(a)	127,501	6,256,474
Vital Energy, Inc.*(a)	58,300	1,802,636
Vitesse Energy, Inc.	3,530	88,250
World Kinect Corp.(a)	186,687	5,135,759

		71,946,505

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,230	96,157
Louisiana-Pacific Corp.	11,490	1,189,790
Magnera Corp.*	4,530	82,310
Mercer International, Inc. (Germany)	60,300	391,950
Sylvamo Corp.	16,060	1,269,061

		3,029,268

Passenger Airlines — 0.3%
Alaska Air Group, Inc.*	65,820	4,261,845
Allegiant Travel Co.	2,980	280,478
American Airlines Group, Inc.*	49,950	870,628
Blade Air Mobility, Inc.*	8,840	37,570
Copa Holdings SA (Panama) (Class A Stock)	4,310	378,763
Frontier Group Holdings, Inc.*	15,420	109,636
JetBlue Airways Corp.*	58,410	459,103
SkyWest, Inc.*	7,190	719,935
Sun Country Airlines Holdings, Inc.*	26,680	388,994

		7,506,952

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Personal Care Products — 0.7%
BellRing Brands, Inc.*	81,900	$6,170,346
Coty, Inc. (Class A Stock)*	86,690	603,362
Edgewell Personal Care Co.	56,720	1,905,792
elf Beauty, Inc.*	4,060	509,733
Herbalife Ltd.*(a)	238,140	1,593,157
Honest Co., Inc. (The)*	14,860	102,980
Interparfums, Inc.	7,030	924,515
Lifevantage Corp.	3,800	66,614
Medifast, Inc.*	17,400	306,588
Nature’s Sunshine Products, Inc.*	3,830	56,148
Nu Skin Enterprises, Inc. (Class A Stock)	175,100	1,206,439
Olaplex Holdings, Inc.*(a)	725,599	1,255,286
USANA Health Sciences, Inc.*	3,710	133,152

		14,834,112

Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.*	6,720	16,666
Amneal Pharmaceuticals, Inc.*	46,670	369,626
Amphastar Pharmaceuticals, Inc.*	67,424	2,503,453
Amylyx Pharmaceuticals, Inc.*	2,560	9,677
ANI Pharmaceuticals, Inc.*	7,990	441,687
Arvinas, Inc.*	9,610	184,224
Atea Pharmaceuticals, Inc.*	6,270	21,005
Biote Corp. (Class A Stock)*	4,170	25,771
Collegium Pharmaceutical, Inc.*	6,060	173,619
Corcept Therapeutics, Inc.*	17,400	876,786
Edgewise Therapeutics, Inc.*	56,277	1,502,596
Elanco Animal Health, Inc.*	64,770	784,365
EyePoint Pharmaceuticals, Inc.*	1,530	11,399
Fulcrum Therapeutics, Inc.*	11,430	53,721
Harmony Biosciences Holdings, Inc.*	7,860	270,463
Innoviva, Inc.*	12,210	211,843
Intra-Cellular Therapies, Inc.*	134,068	11,197,359
Jazz Pharmaceuticals PLC*	7,290	897,763
Ligand Pharmaceuticals, Inc.*	2,930	313,949
Nuvation Bio, Inc.*	13,420	35,697
Organon & Co.	31,480	469,682
Pacira BioSciences, Inc.*	7,110	133,952
Perrigo Co. PLC	18,870	485,148
Phibro Animal Health Corp. (Class A Stock)	4,810	101,010
Pliant Therapeutics, Inc.*	7,400	97,458
Prestige Consumer Healthcare, Inc.*	8,340	651,271
Septerna, Inc.*(a)	61,541	1,409,289
SIGA Technologies, Inc.	13,210	79,392
Structure Therapeutics, Inc., ADR*(a)	59,851	1,623,159
Supernus Pharmaceuticals, Inc.*	9,390	339,542
Tarsus Pharmaceuticals, Inc.*	3,270	181,060
Terns Pharmaceuticals, Inc.*	9,180	50,857
Theravance Biopharma, Inc.*	5,080	47,803
Third Harmonic Bio, Inc.*	2,350	24,181
Trevi Therapeutics, Inc.*	2,840	11,701
WaVe Life Sciences Ltd.*	212,617	2,630,072

		28,237,246

Professional Services — 2.4%
Alight, Inc. (Class A Stock)	64,310	445,025
Barrett Business Services, Inc.	5,150	223,716

	Shares	Value
COMMON STOCKS (continued)
Professional Services (cont’d.)
BGSF, Inc.	1,870	$9,799
BlackSky Technology, Inc.*	1,150	12,409
CACI International, Inc. (Class A Stock)*	1,640	662,658
CBIZ, Inc.*	7,670	627,636
Clarivate PLC*	84,710	430,327
Concentrix Corp.(a)	62,615	2,709,351
Conduent, Inc.*	33,610	135,784
CRA International, Inc.	1,210	226,512
CSG Systems International, Inc.	5,220	266,794
Dayforce, Inc.*	7,020	509,933
Dun & Bradstreet Holdings, Inc.	50,570	630,102
ExlService Holdings, Inc.*	25,850	1,147,223
Exponent, Inc.	73,220	6,523,902
First Advantage Corp.*(a)	179,026	3,353,157
Forrester Research, Inc.*	16,480	258,242
Franklin Covey Co.*	2,660	99,963
FTI Consulting, Inc.*	15,634	2,988,126
Genpact Ltd.	18,910	812,185
Heidrick & Struggles International, Inc.	33,286	1,474,903
Huron Consulting Group, Inc.*	28,095	3,491,085
IBEX Holdings Ltd.*	2,160	46,418
ICF International, Inc.	3,250	387,433
Innodata, Inc.*	4,470	176,654
Insperity, Inc.	20,950	1,623,834
KBR, Inc.	12,720	736,870
Kelly Services, Inc. (Class A Stock)	141,675	1,974,949
Kforce, Inc.	31,990	1,813,833
Korn Ferry	32,880	2,217,756
Legalzoom.com, Inc.*	21,900	164,469
ManpowerGroup, Inc.	33,760	1,948,627
Mastech Digital, Inc.*	1,560	23,244
Maximus, Inc.	31,150	2,325,347
Mistras Group, Inc.*	6,700	60,702
NV5 Global, Inc.*	10,920	205,733
Parsons Corp.*	37,143	3,426,442
Paycor HCM, Inc.*	178,280	3,310,660
Paylocity Holding Corp.*	2,910	580,458
Planet Labs PBC*	23,680	95,667
RCM Technologies, Inc.*	1,540	34,126
Resources Connection, Inc.	154,130	1,314,729
Robert Half, Inc.	9,900	697,554
Science Applications International Corp.	6,790	758,986
TaskUS, Inc. (Philippines) (Class A Stock)*	2,900	49,126
TriNet Group, Inc.	6,400	580,928
TrueBlue, Inc.*	109,400	918,960
Upwork, Inc.*	18,060	295,281
Verra Mobility Corp.*	22,070	533,653
Willdan Group, Inc.*	2,510	95,606

		53,436,877

Real Estate Management & Development — 0.4%
AMREP Corp.*	520	16,328
Anywhere Real Estate, Inc.*	20,110	66,363
Compass, Inc. (Class A Stock)*	308,663	1,805,678
Cushman & Wakefield PLC*	142,710	1,866,647
Douglas Elliman, Inc.*	15,970	26,670

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
eXp World Holdings, Inc.	11,020	$126,840
Five Point Holdings LLC (Class A Stock)*	9,610	36,326
Forestar Group, Inc.*	8,650	224,208
FRP Holdings, Inc.*	4,570	139,979
Howard Hughes Holdings, Inc.*	7,220	555,362
Kennedy-Wilson Holdings, Inc.	20,610	205,894
Marcus & Millichap, Inc.	6,280	240,273
Maui Land & Pineapple Co., Inc.*	3,490	76,710
Newmark Group, Inc. (Class A Stock)	21,440	274,646
Opendoor Technologies, Inc.*	90,260	144,416
RE/MAX Holdings, Inc. (Class A Stock)*	3,610	38,519
RMR Group, Inc. (The) (Class A Stock)	43,000	887,520
Seritage Growth Properties (Class A Stock)*(a)	210,300	866,436
St. Joe Co. (The)	9,470	425,487
Stratus Properties, Inc.*	1,810	37,576
Tejon Ranch Co.*	5,520	87,768

		8,149,646

Retail REITs — 0.0%
Alexander’s, Inc.	4,200	840,252

Semiconductors & Semiconductor Equipment — 4.4%
Aehr Test Systems*	5,490	91,299
Allegro MicroSystems, Inc. (Japan)*	20,420	446,381
Alpha & Omega Semiconductor Ltd.*	6,200	229,586
Ambarella, Inc.*	4,430	322,238
Amkor Technology, Inc.	34,340	882,195
Amtech Systems, Inc.*	2,960	16,132
Astera Labs, Inc.*(a)	91,940	12,177,453
Axcelis Technologies, Inc.*(a)	31,116	2,174,075
Camtek Ltd. (Israel)(a)	27,091	2,188,140
CEVA, Inc.*	4,600	145,130
Cirrus Logic, Inc.*	8,600	856,388
Cohu, Inc.*	8,350	222,945
Credo Technology Group Holding Ltd.*	146,517	9,847,408
Diodes, Inc.*	33,580	2,070,879
Enphase Energy, Inc.*	8,050	552,874
Everspin Technologies, Inc.*	2,880	18,403
FormFactor, Inc.*	129,880	5,714,720
GSI Technology, Inc.*	5,130	15,544
Ichor Holdings Ltd.*	5,940	191,387
Impinj, Inc.*	40,563	5,892,181
indie Semiconductor, Inc. (China) (Class A Stock)*	19,190	77,720
inTEST Corp.*	2,310	19,843
Kulicke & Soffa Industries, Inc. (Singapore)	119,220	5,562,805
Lattice Semiconductor Corp.*	121,520	6,884,108
MACOM Technology Solutions Holdings, Inc.*	46,020	5,978,458
Magnachip Semiconductor Corp. (South Korea)*	8,820	35,456
MaxLinear, Inc.*	11,270	222,921
MKS Instruments, Inc.	5,910	616,945
NVE Corp.	940	76,544
Onto Innovation, Inc.*	32,020	5,336,773

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
PDF Solutions, Inc.*	7,290	$197,413
Penguin Solutions, Inc.*	9,470	181,729
Photronics, Inc.*	154,553	3,641,269
Power Integrations, Inc.	9,060	559,002
Qorvo, Inc.*	8,950	625,874
Rambus, Inc.*	14,650	774,399
Semtech Corp.*	91,850	5,680,922
Silicon Laboratories, Inc.*	4,790	595,014
SiTime Corp.*(a)	20,836	4,469,947
SkyWater Technology, Inc.*	3,170	43,746
Synaptics, Inc.*	99,490	7,593,077
Ultra Clean Holdings, Inc.*	90,512	3,253,906
Universal Display Corp.	4,640	678,368
Veeco Instruments, Inc.*	9,590	257,012

		97,418,609

Software — 7.4%
8x8, Inc.*	18,460	49,288
A10 Networks, Inc.	13,440	247,296
ACI Worldwide, Inc.*	18,300	949,953
Adeia, Inc.	334,330	4,673,933
Agilysys, Inc.*	2,710	356,934
Alarm.com Holdings, Inc.*	8,450	513,760
Alkami Technology, Inc.*	84,338	3,093,518
Amplitude, Inc. (Class A Stock)*	2,510	26,481
Appfolio, Inc. (Class A Stock)*	1,960	483,571
AvePoint, Inc.*	19,600	323,596
BILL Holdings, Inc.*	12,460	1,055,487
Blackbaud, Inc.*	8,540	631,277
BlackLine, Inc.*	7,380	448,409
Box, Inc. (Class A Stock)*	22,240	702,784
C3.ai, Inc. (Class A Stock)*	1,370	47,169
CCC Intelligent Solutions Holdings, Inc.*	66,550	780,631
Cipher Mining, Inc.*	3,630	16,843
Clear Secure, Inc. (Class A Stock)	11,220	298,901
Clearwater Analytics Holdings, Inc. (Class A Stock)*	446,077	12,276,039
Commvault Systems, Inc.*	33,159	5,004,025
Consensus Cloud Solutions, Inc.*	3,520	83,987
Core Scientific, Inc.*(a)	368,712	5,180,404
CoreCard Corp.*	790	17,933
CS Disco, Inc.*	8,880	44,311
CyberArk Software Ltd.*	71,598	23,852,874
Daily Journal Corp.*	190	107,918
Dolby Laboratories, Inc. (Class A Stock)	6,150	480,315
DoubleVerify Holdings, Inc.*	19,680	378,053
Dropbox, Inc. (Class A Stock)*	26,790	804,772
E2open Parent Holdings, Inc.*	39,710	105,629
eGain Corp.*	6,990	43,548
Enfusion, Inc. (Class A Stock)*	11,590	119,377
Expensify, Inc. (Class A Stock)*	2,700	9,045
Five9, Inc.*	6,590	267,818
Freshworks, Inc. (Class A Stock)*	27,720	448,232
Informatica, Inc. (Class A Stock)*	17,650	457,664
Intapp, Inc.*	97,710	6,262,234
InterDigital, Inc.	52,812	10,230,741
Jamf Holding Corp.*	17,580	246,999

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
JFrog Ltd. (Israel)*	342,570	$10,074,984
LiveRamp Holdings, Inc.*	81,506	2,475,337
Logility Supply Chain Solutions, Inc. (Class A Stock)	6,980	77,338
Meridianlink, Inc.*	7,580	156,527
Mitek Systems, Inc.*	8,570	95,384
Monday.com Ltd.*	18,379	4,327,152
N-able, Inc.*	24,650	230,231
nCino, Inc.*	12,730	427,473
NCR Voyix Corp.*	21,510	297,698
Nutanix, Inc. (Class A Stock)*	40,593	2,483,480
Olo, Inc. (Class A Stock)*	16,060	123,341
ON24, Inc.*	6,710	43,347
OneSpan, Inc.*	7,510	139,235
Onestream, Inc.*	185,800	5,299,016
Ooma, Inc.*	4,400	61,864
Pegasystems, Inc.	8,940	833,208
Procore Technologies, Inc.*	5,390	403,873
Progress Software Corp.	7,210	469,731
Q2 Holdings, Inc.*	80,890	8,141,578
Qualys, Inc.*	5,600	785,232
QXO, Inc. (PIPE)	130,360	2,072,724
Rapid7, Inc.*	2,720	109,426
Red Violet, Inc.*	1,630	59,006
ReposiTrak, Inc.	1,260	27,884
RingCentral, Inc. (Class A Stock)*	8,990	314,740
Riot Platforms, Inc.*	8,450	86,275
Sapiens International Corp. NV (Israel)	7,130	191,583
SEMrush Holdings, Inc. (Class A Stock)*	14,100	167,508
SentinelOne, Inc. (Class A Stock)*	32,460	720,612
ServiceTitan, Inc. (Class A Stock)*	39,750	4,089,082
SolarWinds Corp.	19,830	282,577
SoundThinking, Inc.*	2,980	38,919
Sprinklr, Inc. (Class A Stock)*	17,870	151,001
SPS Commerce, Inc.*	5,330	980,667
Telos Corp.*	9,790	33,482
Tenable Holdings, Inc.*	5,690	224,072
Teradata Corp.*	12,570	391,555
Terawulf, Inc.*(a)	515,877	2,919,864
UiPath, Inc. (Class A Stock)*	47,700	606,267
Varonis Systems, Inc.*(a)	59,612	2,648,561
Verint Systems, Inc.*	84,329	2,314,831
Vertex, Inc. (Class A Stock)*	258,437	13,787,614
Viant Technology, Inc. (Class A Stock)*	1,990	37,790
Workiva, Inc.*	104,100	11,398,950
Xperi, Inc.*	6,610	67,885
Yext, Inc.*	20,220	128,599
Zeta Global Holdings Corp. (Class A Stock)*	9,800	176,302

		162,095,554

Specialized REITs — 0.4%
National Storage Affiliates Trust	209,750	7,951,623

Specialty Retail — 3.1%
1-800-Flowers.com, Inc. (Class A Stock)*	8,400	68,628

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Abercrombie & Fitch Co. (Class A Stock)*	36,537	$5,461,185
Academy Sports & Outdoors, Inc.(a)	45,219	2,601,449
Advance Auto Parts, Inc.(a)	36,470	1,724,666
American Eagle Outfitters, Inc.	33,710	561,946
America’s Car-Mart, Inc.*	1,500	76,875
Arhaus, Inc.	7,370	69,278
Arko Corp.	17,560	115,720
Asbury Automotive Group, Inc.*(a)	8,540	2,075,476
AutoNation, Inc.*	5,770	979,977
Bath & Body Works, Inc.	21,600	837,432
Boot Barn Holdings, Inc.*(a)	85,797	13,025,700
Buckle, Inc. (The)	8,210	417,150
Build-A-Bear Workshop, Inc.	3,020	139,041
Caleres, Inc.	6,500	150,540
Camping World Holdings, Inc. (Class A Stock)	9,310	196,255
Carvana Co.*(a)	19,842	4,035,069
Cato Corp. (The) (Class A Stock)	4,750	18,525
Citi Trends, Inc.*	2,120	55,650
Designer Brands, Inc. (Class A Stock)	6,990	37,327
Duluth Holdings, Inc. (Class B Stock)*	4,710	14,554
Envela Corp.*	1,390	9,980
Foot Locker, Inc.*	13,390	291,366
Gap, Inc. (The)	50,420	1,191,425
Genesco, Inc.*	2,400	102,600
Group 1 Automotive, Inc.	14,264	6,011,991
Guess?, Inc.	9,450	132,867
Haverty Furniture Cos., Inc.	58,960	1,312,450
J Jill, Inc.	2,190	60,488
Lands’ End, Inc.*	6,350	83,439
Leslie’s, Inc.*	21,130	47,120
Lithia Motors, Inc.	9,360	3,345,545
MarineMax, Inc.*	33,780	977,931
Monro, Inc.	5,590	138,632
Murphy USA, Inc.	900	451,575
National Vision Holdings, Inc.*	10,750	112,015
ODP Corp. (The)*	5,890	133,939
OneWater Marine, Inc. (Class A Stock)*(a)	45,400	789,052
Penske Automotive Group, Inc.	220	33,537
Petco Health & Wellness Co., Inc.*	20,700	78,867
PetMed Express, Inc.*	43,010	207,308
Revolve Group, Inc.*	6,170	206,633
RH*	2,030	798,988
RumbleON, Inc. (Class B Stock)*	2,030	11,023
Sally Beauty Holdings, Inc.*	16,690	174,410
Shoe Carnival, Inc.	5,180	171,354
Signet Jewelers Ltd.(a)	22,590	1,823,239
Sleep Number Corp.*	4,430	67,513
Sonic Automotive, Inc. (Class A Stock)(a)	29,660	1,878,961
Sportsman’s Warehouse Holdings, Inc.*	8,080	21,574
Stitch Fix, Inc. (Class A Stock)*	19,050	82,105
Tile Shop Holdings, Inc.*	5,470	37,907
Tilly’s, Inc. (Class A Stock)*	3,670	15,597
Upbound Group, Inc.	8,660	252,612
Urban Outfitters, Inc.*	14,570	799,602

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Valvoline, Inc.*	148,560	$5,374,901
Victoria’s Secret & Co.*	10,070	417,099
Warby Parker, Inc. (Class A Stock)*	329,780	7,983,974
Winmark Corp.	680	267,288
Zumiez, Inc.*	4,370	83,773

		68,643,123

Technology Hardware, Storage & Peripherals — 0.0%
AstroNova, Inc.*	2,310	27,743
Corsair Gaming, Inc.*	11,890	78,593
CPI Card Group, Inc.*	1,370	40,949
Diebold Nixdorf, Inc.*	2,760	118,791
Eastman Kodak Co.*	7,420	48,749
Intevac, Inc.*	4,990	16,966
Turtle Beach Corp.*	2,400	41,544
Xerox Holdings Corp.	20,310	171,213

		544,548

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	28,510	1,544,957
Columbia Sportswear Co.	8,290	695,780
Crocs, Inc.*	7,610	833,523
Culp, Inc.*	3,200	18,784
Figs, Inc. (Class A Stock)*	23,190	143,546
G-III Apparel Group Ltd.*	45,860	1,495,953
Hanesbrands, Inc.*	48,570	395,360
Kontoor Brands, Inc.	8,270	706,341
Lakeland Industries, Inc.	1,620	41,391
Levi Strauss & Co. (Class A Stock)	11,110	192,203
Movado Group, Inc.	3,410	67,109
Oxford Industries, Inc.(a)	16,070	1,265,995
PVH Corp.	8,210	868,207
Rocky Brands, Inc.	1,790	40,812
Skechers USA, Inc. (Class A Stock)*	6,770	455,215
Steven Madden Ltd.	120,093	5,106,354
Superior Group of Cos., Inc.	3,400	56,202
Under Armour, Inc. (Class A Stock)*	31,830	263,552
Under Armour, Inc. (Class C Stock)*	34,820	259,757
Unifi, Inc.*	4,140	25,875
Vera Bradley, Inc.*	6,450	25,349
VF Corp.	43,380	930,935
Wolverine World Wide, Inc.	7,440	165,168

		15,598,368

Tobacco — 0.1%
Turning Point Brands, Inc.	3,420	205,542
Universal Corp.	38,900	2,133,276

		2,338,818

Trading Companies & Distributors — 1.8%
Air Lease Corp.	16,720	806,071
Alta Equipment Group, Inc.	5,890	38,521
Applied Industrial Technologies, Inc.	30,315	7,259,533
Beacon Roofing Supply, Inc.*	90,823	9,225,800
BlueLinx Holdings, Inc.*	1,650	168,564
Boise Cascade Co.	6,780	805,871
Core & Main, Inc. (Class A Stock)*	10,360	527,428
Custom Truck One Source, Inc.*	13,280	63,877

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Distribution Solutions Group, Inc.*	5,220	$179,568
DNOW, Inc.*	19,430	252,784
DXP Enterprises, Inc.*	7,940	656,003
EVI Industries, Inc.	1,480	24,198
FTAI Aviation Ltd.	49,297	7,100,740
GATX Corp.	6,230	965,401
Global Industrial Co.	38,569	956,126
GMS, Inc.*	5,670	480,986
H&E Equipment Services, Inc.	6,140	300,614
Herc Holdings, Inc.	4,250	804,652
Hudson Technologies, Inc.*	8,160	45,533
Karat Packaging, Inc.	1,920	58,099
McGrath RentCorp	11,300	1,263,566
MRC Global, Inc.*	14,990	191,572
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	26,660	1,991,235
Rush Enterprises, Inc. (Class A Stock)	39,110	2,142,837
Rush Enterprises, Inc. (Class B Stock)	3,150	171,486
SiteOne Landscape Supply, Inc.*	4,770	628,543
Titan Machinery, Inc.*	90,360	1,276,787
Transcat, Inc.*	1,560	164,954
WESCO International, Inc.	4,420	799,843
Willis Lease Finance Corp.	960	199,248
Xometry, Inc. (Class A Stock)*	5,830	248,708

		39,799,148

Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.*	1,080	12,884

Water Utilities — 0.1%
American States Water Co.	5,980	464,766
Artesian Resources Corp. (Class A Stock)	2,250	71,145
California Water Service Group	9,200	417,036
Consolidated Water Co., Ltd.	3,480	90,097
Global Water Resources, Inc.	1,480	17,020
Middlesex Water Co.	3,030	159,469
Pure Cycle Corp.*	4,910	62,259
SJW Group	4,870	239,701
York Water Co. (The)	2,950	96,524

		1,618,017

Wireless Telecommunication Services — 0.0%
Gogo, Inc.*	13,660	110,510
Telephone & Data Systems, Inc.	17,120	583,963

		694,473

TOTAL COMMON STOCKS (cost $1,985,794,324)		2,076,091,276

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.8%
iShares Russell 2000 Growth ETF	63,760	18,351,403
iShares Russell 2000 Value ETF	87,477	14,361,099
Vanguard Small-Cap Growth ETF	47,998	13,442,320
Vanguard Small-Cap Value ETF	78,342	15,525,818

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $55,408,183)		61,680,640

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Units	Value
WARRANTS* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	66,494	$1

(cost $665)
TOTAL LONG-TERM INVESTMENTS (cost $2,041,203,172)		2,137,771,917

	Shares
SHORT-TERM INVESTMENTS — 9.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	57,793,382	57,793,382
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $154,009,623; includes $153,628,103 of cash collateral forsecurities on loan)(b)(wb)	154,099,907	154,007,447

TOTAL SHORT-TERM INVESTMENTS (cost $211,803,005)		211,800,829

TOTAL INVESTMENTS—107.3% (cost $2,253,006,177)		2,349,572,746
Liabilities in excess of other assets — (7.3)%		(160,744,772)

NET ASSETS — 100.0%		$2,188,827,974

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,520,669; cash collateral of $153,628,103 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$52,850,188	$ —	$—
Air Freight & Logistics	1,502,130	—	—
Automobile Components	21,109,722	—	—
Automobiles	3,506,785	—	—
Banks	179,371,648	—	—
Beverages	2,787,759	—	—
Biotechnology	118,619,092	—	—
Broadline Retail	13,224,600	—	—
Building Products	41,325,099	—	—
Capital Markets	60,878,518	—	—
Chemicals	30,866,084	—	—
Commercial Services & Supplies	58,821,563	—	—
Communications Equipment	4,218,176	—	—
Construction & Engineering	54,605,457	—	—
Construction Materials	10,350,394	—	—
Consumer Finance	31,207,054	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Consumer Staples Distribution & Retail	$28,194,259	$—	$—
Containers & Packaging	8,318,409	—	—
Distributors	671,973	—	—
Diversified Consumer Services	36,531,480	—	—
Diversified REITs	1,583,088	—	—
Diversified Telecommunication Services	2,846,167	—	—
Electric Utilities	13,555,152	—	—
Electrical Equipment	27,385,663	—	—
Electronic Equipment, Instruments & Components	70,359,026	—	—
Energy Equipment & Services	41,680,807	—	—
Entertainment	3,611,703	—	—
Financial Services	51,161,892	—	—
Food Products	32,892,675	—	—
Gas Utilities	9,951,453	—	—
Ground Transportation	10,933,109	—	—
Health Care Equipment & Supplies	45,196,910	—	—
Health Care Providers & Services	29,402,326	—	—
Health Care Technology	4,618,977	—	—
Hotel & Resort REITs	4,005,006	—	—
Hotels, Restaurants & Leisure	62,690,535	—	—
Household Durables	30,333,686	—	—
Household Products	3,626,794	—	—
Independent Power & Renewable Electricity Producers	1,980,048	—	—
Industrial REITs	1,448,356	—	—
Insurance	78,740,230	—	—
Interactive Media & Services	14,658,449	—	—
IT Services	13,826,882	—	—
Leisure Products	7,707,410	—	—
Life Sciences Tools & Services	10,319,706	—	—
Machinery	92,220,571	—	—
Marine Transportation	3,705,375	—	—
Media	26,921,264	—	—
Metals & Mining	20,078,062	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,820,993	—	—
Multi-Utilities	7,638,099	—	—
Office REITs	2,534,449	—	—
Oil, Gas & Consumable Fuels	71,946,505	—	—
Paper & Forest Products	3,029,268	—	—
Passenger Airlines	7,506,952	—	—
Personal Care Products	14,834,112	—	—
Pharmaceuticals	28,237,246	—	—
Professional Services	53,436,877	—	—
Real Estate Management & Development	8,149,646	—	—
Retail REITs	840,252	—	—
Semiconductors & Semiconductor Equipment	97,418,609	—	—
Software	160,022,830	2,072,724	—
Specialized REITs	7,951,623	—	—
Specialty Retail	68,643,123	—	—
Technology Hardware, Storage & Peripherals	544,548	—	—
Textiles, Apparel & Luxury Goods	15,598,368	—	—
Tobacco	2,338,818	—	—
Trading Companies & Distributors	39,799,148	—	—
Transportation Infrastructure	12,884	—	—
Water Utilities	1,618,017	—	—
Wireless Telecommunication Services	694,473	—	—
Unaffiliated Exchange-Traded Funds	61,680,640	—	—
Warrants
Pharmaceuticals	—	1	—

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$211,800,829	$—	$—

Total	$2,347,500,021	$2,072,725	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (7.0% represents investments purchased with collateral from securities on loan)	9.7%
Banks	8.2
Software	7.4
Biotechnology	5.4
Semiconductors & Semiconductor Equipment	4.4
Machinery	4.2
Insurance	3.6
Oil, Gas & Consumable Fuels	3.3
Electronic Equipment, Instruments & Components	3.2
Specialty Retail	3.1
Hotels, Restaurants & Leisure	2.9
Unaffiliated Exchange-Traded Funds	2.8
Capital Markets	2.8
Commercial Services & Supplies	2.7
Construction & Engineering	2.5
Professional Services	2.4
Aerospace & Defense	2.4
Financial Services	2.3
Health Care Equipment & Supplies	2.1
Energy Equipment & Services	1.9
Building Products	1.9
Trading Companies & Distributors	1.8
Diversified Consumer Services	1.7
Food Products	1.5
Consumer Finance	1.4
Chemicals	1.4
Household Durables	1.4
Health Care Providers & Services	1.3
Pharmaceuticals	1.3
Consumer Staples Distribution & Retail	1.3
Electrical Equipment	1.2
Media	1.2
Automobile Components	1.0
Metals & Mining	0.9
Textiles, Apparel & Luxury Goods	0.7
Personal Care Products	0.7
Interactive Media & Services	0.7
IT Services	0.6
Electric Utilities	0.6

Broadline Retail	0.6%
Ground Transportation	0.5
Construction Materials	0.5
Life Sciences Tools & Services	0.5
Gas Utilities	0.5
Containers & Packaging	0.4
Real Estate Management & Development	0.4
Specialized REITs	0.4
Leisure Products	0.4
Multi-Utilities	0.3
Passenger Airlines	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.2
Health Care Technology	0.2
Communications Equipment	0.2
Hotel & Resort REITs	0.2
Marine Transportation	0.2
Household Products	0.2
Entertainment	0.2
Automobiles	0.2
Paper & Forest Products	0.1
Diversified Telecommunication Services	0.1
Beverages	0.1
Office REITs	0.1
Tobacco	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Diversified REITs	0.1
Air Freight & Logistics	0.1
Industrial REITs	0.1
Retail REITs	0.0	*
Wireless Telecommunication Services	0.0	*
Distributors	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*
Transportation Infrastructure	0.0	*

	107.3
Liabilities in excess of other assets	(7.3)

	100.0%

*  Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$150,520,669	$(150,520,669)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $150,520,669:
Unaffiliated investments (cost $2,041,203,172)	$2,137,771,917
Affiliated investments (cost $211,803,005)	211,800,829
Cash	157,691
Foreign currency, at value (cost $59)	58
Receivable for investments sold	2,426,458
Dividends and interest receivable	1,204,395
Receivable for Portfolio shares sold	362,708
Tax reclaim receivable	73,247
Prepaid expenses	11,568

Total Assets	2,353,808,871

LIABILITIES
Payable to broker for collateral for securities on loan	153,628,103
Payable for investments purchased	9,054,132
Accrued expenses and other liabilities	961,075
Management fee payable	862,217
Payable for Portfolio shares purchased	331,781
Distribution fee payable	88,027
Payable to affiliate	52,210
Trustees’ fees payable	2,645
Affiliated transfer agent fee payable	707

Total Liabilities	164,980,897

NET ASSETS	$2,188,827,974

Net assets were comprised of:
Partners’ Equity	$2,188,827,974

Net asset value and redemption price per share, $2,188,827,974 / 27,306,973 outstanding shares of beneficial interest	$80.16

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $64,659 foreign withholding tax, of which $5,228 is reimbursable by an affiliate)	$5,412,696
Affiliated dividend income	742,901
Income from securities lending, net (including affiliated income of $455,884)	593,393
Interest income	344,095

Total income	7,093,085

EXPENSES
Management fee	8,432,423
Distribution fee	2,947,514
Custodian and accounting fees	237,622
Professional fees	63,743
Audit fee	52,694
Trustees’ fees	26,111
Shareholders’ reports	10,900
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,014
Miscellaneous	47,420

Total expenses	11,827,441
Less: Fee waiver and/or expense reimbursement	(165,050)

Net expenses	11,662,391

NET INVESTMENT INCOME (LOSS)	(4,569,306)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(46,188))	282,436,934
Foreign currency transactions	(10,020)

282,426,914

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,276))	(180,660,039)
Foreign currencies	606

(180,659,433)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	101,767,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,198,175

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(4,569,306)	$(3,632,240)
Net realized gain (loss) on investment and foreign currency transactions	282,426,914	7,697,177
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(180,659,433)	165,018,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,198,175	169,083,235

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,913,456 and 2,519,917 shares, respectively]	154,505,819	161,439,263
Portfolio shares issued in merger [13,572,297 and 0 shares, respectively]	1,144,280,376	—
Portfolio shares purchased [4,511,996 and 3,864,094 shares, respectively]	(347,081,602)	(244,194,894)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	951,704,593	(82,755,631)

TOTAL INCREASE (DECREASE)	1,048,902,768	86,327,604
NET ASSETS:
Beginning of year	1,139,925,206	1,053,597,602

End of year	$2,188,827,974	$1,139,925,206

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$69.79	$59.60	$82.29	$78.72	$53.05

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.29)	(0.21)	(0.23)	(0.54)	(0.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	10.66	10.40	(22.46)	4.11	25.93

Total from investment operations	10.37	10.19	(22.69)	3.57	25.67

Net Asset Value, end of year	$80.16	$69.79	$59.60	$82.29	$78.72

Total Return(b)	14.86%	17.10%	(27.57)%	4.54%	48.39%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,189	$1,140	$1,054	$934	$1,012
Average net assets (in millions)	$1,179	$1,091	$821	$1,004	$793
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.99%	0.98%	0.99%	0.99%	1.00%
Expenses before waivers and/or expense reimbursement	1.00%	1.00%	1.01%	0.99%	1.00%
Net investment income (loss)	(0.39)%	(0.33)%	(0.36)%	(0.65)%	(0.45)%
Portfolio turnover rate(d)	173%	92%	88%	44%	97%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Agricultural & Farm Machinery — 0.4%
AGCO Corp.(a)	8,200	$766,536

Aluminum — 0.1%
Alcoa Corp.	7,207	272,280

Coal & Consumable Fuels — 2.1%
Cameco Corp. (Canada)(a)	59,495	3,057,448
Uranium Energy Corp.*	157,313	1,052,424

		4,109,872

Construction & Engineering — 0.7%
Quanta Services, Inc.	4,234	1,338,156

Construction Materials — 1.0%
Vulcan Materials Co.	7,324	1,883,952

Copper — 1.6%
Freeport-McMoRan, Inc.	64,911	2,471,811
Southern Copper Corp. (Mexico)(a)	6,705	611,027

		3,082,838

Diversified Chemicals — 1.0%
BASF SE (Germany)	28,584	1,253,440
Huntsman Corp.	35,613	642,103

		1,895,543

Diversified Metals & Mining — 4.0%
Anglo American PLC (South Africa)	27,606	816,231
BHP Group Ltd. (Australia)	77,016	1,878,787
Glencore PLC (Australia)*	257,964	1,136,119
Ivanhoe Electric, Inc.*(a)	94,052	710,093
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	56,777	673,843
MP Materials Corp.*(a)	64,563	1,007,183
Teck Resources Ltd. (Canada)(Class B Stock)	36,417	1,475,981

		7,698,237

Electric Utilities — 3.1%
Constellation Energy Corp.	4,300	961,953
NextEra Energy, Inc.	27,623	1,980,293
NRG Energy, Inc.	6,735	607,632
PG&E Corp.	52,471	1,058,865
Southern Co. (The)	17,005	1,399,851

		6,008,594

Electrical Components & Equipment — 0.9%
Hubbell, Inc.	1,255	525,707
Schneider Electric SE	4,944	1,230,839

		1,756,546

Fertilizers & Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.(a)	16,337	1,393,873
Corteva, Inc.(a)	17,621	1,003,692
Mosaic Co. (The)	36,922	907,543

		3,305,108

Forest Products — 1.9%
Louisiana-Pacific Corp.	16,941	1,754,240

	Shares	Value
COMMON STOCKS (continued)
Forest Products (cont’d.)
West Fraser Timber Co. Ltd. (Canada)	22,628	$1,960,637

		3,714,877

Gold — 3.1%
Agnico Eagle Mines Ltd. (Canada)	13,822	1,081,018
Alamos Gold, Inc. (Canada) (Class A Stock)	79,656	1,468,857
Artemis Gold, Inc. (Canada)*	44,668	427,274
Franco-Nevada Corp. (Canada)	11,365	1,335,543
Osisko Gold Royalties Ltd. (Canada)	69,079	1,250,914
Skeena Resources Ltd. (Canada)*	47,302	411,336

		5,974,942

Heavy Electrical Equipment — 1.0%
GE Vernova, Inc.	5,806	1,909,768

Industrial Gases — 4.1%
Air Liquide SA (France)	16,649	2,706,457
Linde PLC	12,615	5,281,522

		7,987,979

Industrial Machinery — 0.5%
Stanley Black & Decker, Inc.	13,101	1,051,879

Integrated Oil & Gas — 18.2%
Chevron Corp.	44,505	6,446,104
Exxon Mobil Corp.	101,932	10,964,825
Galp Energia SGPS SA (Portugal)	136,768	2,266,886
Shell PLC	237,289	7,396,536
Suncor Energy, Inc. (Canada)	91,456	3,264,536
TotalEnergies SE (France)	86,694	4,830,146

		35,169,033

Multi-Utilities — 0.4%
Ameren Corp.	8,229	733,533

Oil & Gas Drilling — 0.5%
Noble Corp. PLC(a)	31,909	1,001,943

Oil & Gas Equipment & Services — 8.5%
Atlas Energy Solutions, Inc.(a)	53,486	1,186,320
Baker Hughes Co.	72,631	2,979,324
Expro Group Holdings NV*	65,503	816,822
Halliburton Co.(a)	39,011	1,060,709
Kodiak Gas Services, Inc.	30,001	1,224,941
Schlumberger NV	99,563	3,817,245
TechnipFMC PLC (United Kingdom)	101,166	2,927,744
Tenaris SA, ADR	31,813	1,202,213
Weatherford International PLC	16,797	1,203,169

		16,418,487

Oil & Gas Exploration & Production — 19.2%
Canadian Natural Resources Ltd. (Canada)	135,643	4,187,858
ConocoPhillips	82,607	8,192,136
Diamondback Energy, Inc.	20,843	3,414,709
EOG Resources, Inc.	40,874	5,010,335
EQT Corp.(a)	72,929	3,362,756
Expand Energy Corp.	33,776	3,362,401
Hess Corp.	8,005	1,064,745
Ovintiv, Inc.	43,000	1,741,500

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Exploration & Production (cont’d.)
Permian Resources Corp.	122,706	$1,764,512
Range Resources Corp.	68,357	2,459,485
Texas Pacific Land Corp.(a)	1,046	1,156,834
Viper Energy, Inc.(a)	29,785	1,461,550

		37,178,821

Oil & Gas Refining & Marketing — 5.4%
Marathon Petroleum Corp.	28,783	4,015,229
Phillips 66	27,611	3,145,721
Valero Energy Corp.	27,409	3,360,069

		10,521,019

Oil & Gas Storage & Transportation — 10.4%
Enbridge, Inc. (Canada)	98,594	4,183,343
Kinder Morgan, Inc.	46,488	1,273,771
ONEOK, Inc.(a)	37,000	3,714,800
South Bow Corp. (Canada)	53,225	1,255,969
Targa Resources Corp.	22,921	4,091,399
Williams Cos., Inc. (The)	103,387	5,595,304

		20,114,586

Paper Packaging — 1.9%
International Paper Co.(a)	27,247	1,466,433
Packaging Corp. of America	9,644	2,171,154

		3,637,587

Semiconductor Equipment — 0.5%
Entegris, Inc.	10,359	1,026,163

Specialty Chemicals — 4.6%
HB Fuller Co.	12,121	817,925
International Flavors & Fragrances, Inc.	17,431	1,473,791
RPM International, Inc.	10,822	1,331,755
Sherwin-Williams Co. (The)	8,789	2,987,645
Shin-Etsu Chemical Co. Ltd. (Japan)	71,000	2,338,537

		8,949,653

Steel — 2.7%
Champion Iron Ltd. (Australia)	288,858	1,025,394
Cleveland-Cliffs, Inc.*	104,883	985,900
Steel Dynamics, Inc.	12,378	1,411,958
United States Steel Corp.	20,500	696,795

	Shares	Value
COMMON STOCKS (continued)
Steel (cont’d.)
Warrior Met Coal, Inc.	20,221	$1,096,787

		5,216,834

TOTAL LONG-TERM INVESTMENTS (cost $185,787,123)		192,724,766

SHORT-TERM INVESTMENTS — 10.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	1,075,131	1,075,131
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $19,621,060; includes $19,547,103 of cash collateral for securities on loan)(b)(wb)	19,632,840	19,621,060

TOTAL SHORT-TERM INVESTMENTS (cost $20,696,191)		20,696,191

TOTAL INVESTMENTS—110.2% (cost $206,483,314)		213,420,957
Liabilities in excess of other assets — (10.2)%		(19,678,960)

NET ASSETS — 100.0%		$193,741,997

See the Glossary for a list of the abbreviation(s) used in the annual report:

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,120,006; cash collateral of $19,547,103 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$4,040,300	$—
Canada	26,034,557	—	—
France	—	7,536,603	—
Germany	—	1,253,440	—
Japan	—	2,338,537	—
Mexico	611,027	—	—
Portugal	—	2,266,886	—
South Africa	—	816,231	—
United Kingdom	2,927,744	—	—
United States	136,272,066	8,627,375	—
Short-Term Investments
Affiliated Mutual Funds	20,696,191	—	—

Total	$186,541,585	$26,879,372	$—

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

United States (including 10.1% of collateral for securities on loan)	85.4%
Canada	13.5
France	3.9
Australia	2.1
United Kingdom	1.5
Japan	1.2
Portugal	1.2

Germany	0.7%
South Africa	0.4
Mexico	0.3

110.2
Liabilities in excess of other assets	(10.2)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of December 31, 2024, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$3,064

For the year ended December 31, 2024, the Portfolio did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Sold (1)	$27,215

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$19,120,006	$(19,120,006)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $19,120,006:
Unaffiliated investments (cost $185,787,123)	$192,724,766
Affiliated investments (cost $20,696,191)	20,696,191
Foreign currency, at value (cost $118,328)	117,775
Cash	2,439
Tax reclaim receivable	1,338,866
Dividends and interest receivable	129,485
Receivable for investments sold	40,641
Prepaid expenses and other assets	34,882

Total Assets	215,085,045

LIABILITIES
Payable to broker for collateral for securities on loan	19,547,103
Payable to affiliate	1,022,176
Payable for investments purchased	423,095
Accrued expenses and other liabilities	140,200
Payable for Portfolio shares purchased	127,205
Management fee payable	74,239
Distribution fee payable	7,903
Affiliated transfer agent fee payable	707
Trustees’ fees payable	420

Total Liabilities	21,343,048

NET ASSETS	$193,741,997

Net assets were comprised of: Partners’ Equity	$193,741,997

Net asset value and redemption price per share, $193,741,997 / 6,365,176 outstanding shares of beneficial interest	$30.44

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $346,310 foreign withholding tax, of which $45,198 is reimbursable by an affiliate)	$5,932,476
Affiliated dividend income	71,300
Income from securities lending, net (including affiliated income of $33,917)	35,618
Interest income	14,793

Total income	6,054,187

EXPENSES
Management fee	1,627,082
Distribution fee	555,318
Professional fees	78,739
Custodian and accounting fees	63,008
Audit fee	30,608
Shareholders’ reports	14,257
Trustees’ fees	11,790
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	41,271

Total expenses	2,431,112
Less: Fee waiver and/or expense reimbursement	(294,092)

Net expenses	2,137,020

NET INVESTMENT INCOME (LOSS)	3,917,167

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,010))	10,266,155
Forward currency contract transactions	3,064
Foreign currency transactions	(18,777)

10,250,442

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $147)	(4,947,086)
Foreign currencies	(4,584)

(4,951,670)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	5,298,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,215,939

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,917,167	$7,503,830
Net realized gain (loss) on investment and foreign currency transactions	10,250,442	25,788,965
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,951,670)	(33,648,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,215,939	(355,289)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,161,701 and 2,547,656 shares, respectively]	35,708,121	73,884,960
Portfolio shares purchased [3,877,256 and 7,001,216 shares, respectively]	(117,338,033)	(198,749,588)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(81,629,912)	(124,864,628)

TOTAL INCREASE (DECREASE)	(72,413,973)	(125,219,917)
NET ASSETS:
Beginning of year	266,155,970	391,375,887

End of year	$193,741,997	$266,155,970

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$29.31	$28.92		$27.26	$22.02	$22.52

Income (Loss) From Investment Operations:
Net investment income (loss)	0.55	0.65		0.74	0.44	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.58	(0.26	)(b)	0.92	4.80	(0.84)

Total from investment operations	1.13	0.39		1.66	5.24	(0.50)

Net Asset Value, end of year	$30.44	$29.31		$28.92	$27.26	$22.02

Total Return(c)	3.86%	1.35%		6.09%	23.80%	(2.22)%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$194	$266		$391	$674	$401
Average net assets (in millions)	$222	$334		$533	$620	$327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.96%	0.94%		0.96%	0.99%	1.05%
Expenses before waivers and/or expense reimbursement	1.09%	1.06%		1.02%	1.01%	1.07%
Net investment income (loss)	1.76%	2.24%		2.66%	1.75%	1.79%
Portfolio turnover rate(e)	34%	101%		46%	44%	102%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2024 consisted of 40 separate portfolios. The information presented in these financial statements pertains only to the 10 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Realty Portfolio, which is a non-diversified portfolio for purposes of the 1940 Act. The AST Cohen & Steers Realty Portfolio may therefore invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.
AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.
AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”)	Long-term capital appreciation.
AST International Equity Portfolio (“International Equity”)	Long-term growth of capital.
AST Large-Cap Equity Portfolio (“Large-Cap Equity”) formerly known as AST Large-Cap Core Portfolio	Long-term capital appreciation.
AST Large-Cap Growth Portfolio (“Large-Cap Growth”)	Long-term growth of capital.
AST Large-Cap Value Portfolio (“Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.
AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.
AST Small-Cap Equity Portfolio (“Small-Cap Equity”) formerly known as AST Small-Cap Growth Portfolio	Long-term capital growth.

B1

Portfolio	Investment Objective(s)
AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)

Long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.

During the reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ sub-advisor.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated the Investment Manager as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent

B2

these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

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(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the

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valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolios to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in

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accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The

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Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
ClearBridge Dividend Growth	ClearBridge Investments, LLC (“ClearBridge”)
Cohen & Steers Realty	Cohen & Steers Capital Management, Inc.
Emerging Markets Equity	AQR Capital Management, LLC; J.P. Morgan Investment Management Inc. (“J.P. Morgan”); Martin Currie Inc.
International Equity	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan; LSV Asset Management; Massachusetts Financial Services Company (“MFS”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)
Large-Cap Equity	J.P. Morgan; MFS; PGIM Quantitative Solutions
Large-Cap Growth	ClearBridge; Jennison; T. Rowe Price Associates, Inc. (“T. Rowe”); Effective December 14, 2024, J.P. Morgan, Putnam Investment Management, LLC (“Putnam”); Prior to December 14, 2024, MFS
Large-Cap Value	Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”); Effective December 14, 2024, ClearBridge, Dimensional Fund Advisors LP (“Dimensional”), J.P. Morgan and Putnam; Prior to December 14, 2024, MFS; T. Rowe; Wellington Management Company LLP
MFS Global Equity	MFS
Small-Cap Equity	Driehaus Capital Management LLC; Effective December 14, 2024, Boston Partners Global Investors, Inc.; Dimensional; Hotchkis and Wiley; and TimesSquare Capital Management LLC; Prior to December 14, 2024, Emerald Mutual Fund Advisers Trust; MFS; UBS Asset Management (Americas) Inc.; Victory Capital
T. Rowe Price Natural Resources	T. Rowe

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.68%	0.67%

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Cohen & Steers Realty	0.8325% first $300 million;	0.83%	0.78%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $ 10 billion
Emerging Markets Equity	0.9325% first $300 million;	0.93%	0.88%
	0.9225% on next $ 200 million;
	0.9125% on next $ 250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $ 2.75 billion;
	0.8625% on next $ 4 billion;
	0.8425% in excess of $ 10 billion
International Equity	0.7325% first $300 million;	0.71%	0.69%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $ 10 billion
Large-Cap Equity	0.5825% first $300 million;	0.58%	0.54%
	0.5725% on next $ 200 million;
	0.5625% on next $ 250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $ 2.75 billion;
	0.5125% on next $ 4 billion;
	0.4925% in excess of $ 10 billion
Large-Cap Growth(1)	0.5975% first $10 billion;	0.65%	0.61%
	0.5925% in excess of $ 10 billion
Large-Cap Value(2)	0.5425% first $6 billion;	0.56%	0.54%
	0.5125% on next $ 4 billion;
	0.4925% in excess of $ 10 billion
MFS Global Equity	0.8325% first $300 million;	0.83%	0.81%
	0.8225% on next $ 200 million;
	0.8125% on next $ 250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $ 2.75 billion;
	0.7625% on next $ 4 billion;
	0.7425% in excess of $ 10 billion
Small-Cap Equity(3)	0.7025% first $6 billion;	0.72%	0.70%
	0.6625% on next $ 4 billion:
	0.6425% in excess of $ 10 billion
T. Rowe Price Natural Resources	0.7325% first $300 million;	0.73%	0.60%
	0.7225% on next $ 200 million;
	0.7125% on next $ 250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $ 10 billion

Portfolio	Fee Waivers and/or Expense Limitations
ClearBridge Dividend Growth	contractually waive 0.012% through June 30, 2025
Cohen & Steers Realty	contractually limit expenses to 1.08% through June 30, 2025

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Portfolio	Fee Waivers and/or Expense Limitations
Emerging Markets Equity	contractually limit expenses to 1.31%
through June 30, 2024;
effective July 1, 2024,
contractually limit expenses to 1.33%
through June 30, 2025;
effective December 11, 2024,
voluntarily waive 0.33%
through January 10, 2025
International Equity	contractually limit expenses to 0.98%
through June 30, 2024;
effective July 1, 2024,
contractually limit expenses to 1.03%
through June 30, 2025;
effective December 11, 2024,
voluntarily waive 0.03%
through January 10, 2025
Large-Cap Equity	contractually waive 0.015%
through June 30, 2025;
contractually limit expenses to 0.86%
through June 30, 2025
Large-Cap Growth	contractually waive 0.0483%
through December 13, 2024;
voluntarily waive additional 0.0005%
through June 30, 2024;
contractually limit expenses to 0.87%
through June 30, 2024;
effective July 1, 2024,
contractually limit expenses to 0.90%
through December 13, 2024
Large-Cap Value	contractually waive 0.009%
through December 13, 2024;
contractually limit expenses to 0.80%
through June 30, 2024;
effective July 1, 2024,
contractually limit expenses to 0.82%
through December 13, 2024;
effective November 26, 2024,
voluntarily waive additional 0.02%
through December 13, 2024;
effective December 14, 2024,
contractually waive 0.01%
through June 30, 2026
MFS Global Equity	contractually waive 0.0067%
through June 30, 2025;
effective July 1, 2024,
voluntarily limit expenses to 1.11%
Small-Cap Equity	contractually waive 0.004%
through December 13, 2024;
contractually limit expenses to 0.98%
through June 30, 2024;
effective November 26, 2024,
voluntarily waive additional 0.05%
through December 13, 2024;
effective December 14, 2024,
contractually waive 0.01%
through June 30, 2026

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Portfolio	Fee Waivers and/or Expense Limitations
T. Rowe Price Natural Resources	contractually waive 0.112%
through June 30, 2025;
voluntarily limit expenses to 0.939%
through June 30, 2024;
contractually limit expenses to 0.99%
through June 30, 2025

(1)

Prior to December 14, 2024, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $250 million; 0.6525% on next $2.25 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion.

(2)

Prior to December 14, 2024, the contractual management fee rate was as follows: 0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion.

(3)

Prior to December 14, 2024, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2024, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
ClearBridge Dividend Growth	$332
Cohen & Steers Realty	73,818
Emerging Markets Equity	532
International Equity	1,840
Large-Cap Equity	2,169
Large-Cap Growth	30,130
Large-Cap Value	6,192
Small-Cap Equity	25,802

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

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The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the year ended December 31, 2024, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large-Cap Equity	$9,972	$—	$—
Large-Cap Growth	1,047,537	3,188,737	(358,548)
Large-Cap Value	666,415	94,904	8,545
MFS Global Equity	4,448,520	577,227	451,298
Small-Cap Equity	58,686	724,274	309,550

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
ClearBridge Dividend Growth	$2,914
Cohen & Steers Realty	55,868
Emerging Markets Equity	37,992
International Equity	1,354,856
Large-Cap Growth	70,895

B11

Portfolio	2024 Payments
Large-Cap Value	$ 154,525
MFS Global Equity	7,037
Small-Cap Equity	5,228
T. Rowe Price Natural Resources	45,198

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
ClearBridge Dividend Growth	$ 411
Large-Cap Equity	2,946
MFS Global Equity	101,232
Small-Cap Equity	15,788
T. Rowe Price Natural Resources	29,327

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
ClearBridge Dividend Growth	$81,385,440	$366,575,345
Cohen & Steers Realty	194,986,822	264,196,684
Emerging Markets Equity	212,704,320	264,647,075
International Equity	718,047,296	785,374,474
Large-Cap Equity	315,455,946	354,765,709
Large-Cap Growth	2,984,249,307	3,548,394,113
Large-Cap Value	3,334,914,803	3,193,028,536
MFS Global Equity	94,348,124	144,987,167
Small-Cap Equity	1,907,722,939	1,971,393,217
T. Rowe Price Natural Resources	76,210,354	150,788,820

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended December 31, 2024, is presented as follows:

ClearBridge Dividend Growth

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
$34,583,609	$273,680,089	$299,069,997	$652	$(11,126)	$9,183,227	9,188,741	$65,796(2)

Cohen & Steers Realty

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$9,521,053	$149,688,265	$154,817,736	$ —	$ —	$4,391,582	4,391,582	$196,443

B12

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
$33,024,008	$499,547,631	$506,372,895	$5,259	$(4,931)	$26,199,072	26,214,801	$ 69,382(2)
$42,545,061	$649,235,896	$661,190,631	$5,259	$(4,931)	$30,590,654		$265,825

Emerging Markets Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$11,784,124	$209,806,491	$212,771,462	$ —	$ —	$8,819,153	8,819,153	$367,921

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
10,620,126	74,392,593	85,011,871	909	(1,757)	—	—	15,348	(2)
$22,404,250	$284,199,084	$297,783,333	$909	$(1,757)	$8,819,153		$383,269

International Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$27,322,215	$195,230,664	$211,991,617	$ —	$ —	$10,561,262	10,561,262	$765,192

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
27,420,095	342,364,848	355,332,142	1,456	(2,137)	14,452,120	14,460,796	128,459	(2)
$54,742,310	$537,595,512	$567,323,759	$1,456	$(2,137)	$25,013,382		$893,651

Large-Cap Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$ 8,076,453	$87,401,428	$93,274,376	$ —	$ —	$2,203,505	2,203,505	$210,376

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
10,116,338	73,783,779	79,876,164	726	(1,018)	4,023,661	4,026,077	7,169	(2)
$18,192,791	$161,185,207	$173,150,540	$726	$(1,018)	$6,227,166		$217,545

Large-Cap Growth

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$41,603,125	$1,139,560,389	$1,133,717,408	$—	$—	$47,446,106	47,446,106	$1,196,459

B13

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
$329,763,130	$1,974,473,836	$2,022,471,810	$(16,338)	$(21,868)	$281,726,950	281,896,088	$264,706	(2)
$371,366,255	$3,114,034,225	$3,156,189,218	$(16,338)	$(21,868)	$329,173,056		$1,461,165

Large-Cap Value

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$43,175,077	$796,882,258	$765,316,878	$ —	$ —	$74,740,457	74,740,457	$1,418,268

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
221,177,595	2,219,308,487	2,204,781,610	7,550	(44,844)	235,667,178	235,808,663	367,070	(2)
$264,352,672	$3,016,190,745	$2,970,098,488	$7,550	$(44,844)	$310,407,635		$1,785,338

MFS Global Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$7,987,755	$34,858,398	$42,808,725	$ —	$ —	$37,428	37,428	$8,484

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
65,325,251	332,147,557	385,317,542	2,460	(5,712)	12,152,014	12,159,310	64,641	(2)
$73,313,006	$367,005,955	$428,126,267	$2,460	$(5,712)	$12,189,442		$73,125

Small-Cap Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$24,071,816	$566,248,235	$532,526,669	$ —	$ —	$57,793,382	57,793,382	$742,901

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
230,264,837	1,127,553,636	1,203,756,562	(8,276)	(46,188)	154,007,447	154,099,907	455,884	(2)
$254,336,653	$1,693,801,871	$1,736,283,231	$(8,276)	$(46,188)	$211,800,829		$1,198,785

T. Rowe Price Natural Resources

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$4,845,094	$54,965,873	$58,735,836	$—	$—	$1,075,131	1,075,131	$71,300

B14

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
$10,642,582	$191,521,097	$182,537,756	$147	$(5,010)	$19,621,060	19,632,840	$33,917	(2)
$15,487,676	$246,486,970	$241,273,592	$147	$(5,010)	$20,696,191		$105,217

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Portfolio indicated below utilized the SCA during the year ended December 31, 2024. The average balance

B15

outstanding is for the number of days each Portfolio utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2024
ClearBridge Dividend Growth	$727,000	6.01%	6	$1,430,000	$—
Cohen & Steers Realty	3,775,625	5.87	16	37,109,000	—
Emerging Markets Equity	712,522	6.08	69	3,817,000	—
International Equity	304,351	6.41	77	1,344,000	—
Large-Cap Equity	210,500	6.41	2	288,000	—
Large-Cap Growth	2,515,694	6.39	36	17,566,000	103,000
Large-Cap Value	305,333	6.42	3	670,000	—
MFS Global Equity	192,000	6.34	10	292,000	—
Small-Cap Equity	324,000	6.09	25	1,846,000	—
T. Rowe Price Natural Resources	640,167	6.09	42	3,230,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2024, all Portfolios offer only a single share class to investors.

As of December 31, 2024, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
ClearBridge Dividend Growth	5,641,399	75.8%
Cohen & Steers Realty	21,529,298	82.1
Emerging Markets Equity	15,544,798	72.7
International Equity	31,697,635	68.9
Large-Cap Equity	7,553,447	65.7
Large-Cap Growth	69,946,972	78.0
Large-Cap Value	57,768,803	75.3
MFS Global Equity	13,866,721	78.4
Small-Cap Equity	20,940,235	76.7
T. Rowe Price Natural Resources	4,132,962	64.9

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
ClearBridge Dividend Growth	2	75.8%
Cohen & Steers Realty	3	82.1
Emerging Markets Equity	2	72.7
International Equity	2	66.4
Large-Cap Equity	2	65.7
Large-Cap Growth	3	69.4
Large-Cap Value	3	64.6
MFS Global Equity	2	78.3
Small-Cap Equity	3	65.9
T. Rowe Price Natural Resources	2	64.9
Unaffiliated:
ClearBridge Dividend Growth	1	24.2

B16

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
Cohen & Steers Realty	1	17.9%
Emerging Markets Equity	1	27.3
International Equity	1	31.1
Large-Cap Equity	1	34.3
Large-Cap Growth	1	21.8
Large-Cap Value	1	24.6
MFS Global Equity	1	21.6
Small-Cap Equity	1	23.3
T. Rowe Price Natural Resources	1	35.1

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity	International Equity	Large- Cap Equity	Large- Cap Growth
Asset Transfer Program	X	X	X	X	X	X
Blend Style	–	–	–	–	X	–
Currency	–	–	X	X	–	–
Derivatives	–	–	X	–	–	–
Economic and Market Events	X	X	X	X	X	X
Emerging Markets	–	X	X	X	–	–
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	X	X	X	X
Expense	X	X	X	X	X	X
Fixed Income Securities	–	–	X	–	–	–
Focus	–	X	–	X	X	X
Foreign Custody	–	–	X	–	–	–
Foreign Investment	X	X	X	X	–	X
Fund of Funds	–	–	–	–	–	–
Growth	–	–	–	–	X	X
Illiquid Investments	–	–	–	–	–	–
Investment Style	X	–	–	X	X	X
Large Company	X	–	–	–	X	X
Liquidity and Valuation	–	X	X	X	X	X
Market Capitalization	–	–	–	–	–	–
Market and Management	X	X	X	X	X	X
Mid-Sized Company	–	–	–	–	X	–
Natural Resources Investment	–	–	–	–	–	–
Non-Diversification	–	X	–	–	–	–
Participation Notes (P-Notes)	–	–	X	X	–	–
Portfolio Turnover	–	–	–	X	–	–
Quantitative Model	–	–	–	–	X	–
Real Estate	–	X	X	X	–	–
Redemption	X	X	X	X	X	X
Regulatory	X	X	X	X	X	X

B17

Risks	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity	International Equity	Large- Cap Equity	Large- Cap Growth
Restricted Securities	–	–	X	–	–	–
Selection	X	–	–	–	–	–
Small Sized Company	–	–	X	–	–	–
Technology Sector	–	–	–	–	–	X
Value Style	–	–	X	–	X	–

Risks	Large- Cap Value	MFS Global Equity	Small- Cap Equity	T. Rowe Price Natural Resources
Asset Transfer Program	X	X	X	X
Blend Style	–	X	X	–
Currency	–	–	X	X
Economic and Market Events	X	X	X	X
Emerging Markets	–	X	–	X
Equity Securities	X	X	X	X
Exchange-Traded Funds (ETF)	X	–	–	–
Expense	X	X	X	X
Fixed Income Securities	–	–	–	–
Focus	X	X	–	X
Foreign Custody	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	–	–	–	–
Growth	–	–	–	–
Illiquid Investments	–	–	–	X
Investment Style	X	X	X	X
Large Company	X	X	–	–
Liquidity and Valuation	X	X	X	X
Market Capitalization	–	X	–	–
Market and Management	X	X	X	X
Mid-Sized Company	X	–	–	–
Natural Resources Investment	–	–	–	X
Non-Diversification	–	–	–	–
Participation Notes (P-Notes)	–	–	–	–
Portfolio Turnover	–	–	–	X
Quantitative Model	–	–	–	–
Real Estate	–	–	–	–
Redemption	X	X	X	X
Regulatory	X	X	X	X
Restricted Securities	–	–	–	–
Selection	–	–	–	–
Small Sized Company	–	–	X	–
Valuation	X	–	–	–
Value Style	–	–	–	–

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement

B18

the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable

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(and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the

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value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

Growth Risk: Because the Portfolio normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Illiquid Investments Risk: Illiquid investments risk exists when particular investments made by the Portfolio are difficult to purchase or sell. The Portfolio may make investments that may become less liquid in response to market developments, lack of a trading market, or adverse investor perceptions. If the Portfolio is forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolio may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. It also may be the case that other market participants may be attempting to liquidate illiquid holdings at the same time as the Portfolio, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures,

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travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Natural Resources Investment Risk: The Portfolio’s investments will expose the Portfolio to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including changes in commodity prices, events occurring in nature, inflationary pressures, imposition of import controls, international political and economic developments, environmental incidents, resources conservation, the success of exploration projects, and tax and other government regulations. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Companies in the natural resources industry are at risk for environmental damage claims. Political risks and the other risks to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.
Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts REITS and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of

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the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

Technology Sector Risk: The value of Portfolio shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a portfolio that does not concentrate in companies in the technology sector.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

10. Reorganization

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Cohen & Steers Global Realty Portfolio (“Cohen & Steers Global Realty”) (the “Merged Portfolio”) for shares of Cohen & Steers Realty (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on January 20, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
Cohen & Steers Global Realty	$70,730,207	$70,740,196

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 20, 2023:

Merged Portfolio		Shares
Cohen & Steers Global Realty		4,870,971
Acquiring Portfolio	Shares	Value
Cohen & Steers Realty	4,462,717	$70,912,566

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

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The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets
Cohen & Steers Global Realty	$(9,989)	$70,912,566
Acquiring Portfolio		Net Assets
Cohen & Steers Realty		$462,345,673

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Cohen & Steers Realty	$10,133,599	$45,891,955	$56,025,554

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Cohen & Steers Global Realty $701.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Cohen & Steers Global Realty $3,970,991.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 20, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST International Value Portfolio (“International Value”), AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”), AST QMA International Core Equity Portfolio (“QMA International Core Equity”) and PSF International Growth Portfolio (the “Merged Portfolios”) for shares of International Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on February 8, 2023 and the reorganization took place at the close of business on March 10, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
International Value	$290,165,715	$283,112,875
J.P. Morgan International Equity	354,159,015	321,800,446
QMA International Core Equity	9,668,579	9,627,834
PSF International Growth Portfolio	68,285,638	55,466,374

The purpose of the transaction was to combine five portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on March 10, 2023:

Merged Portfolio	Class	Shares
International Value	—	13,342,724
J.P. Morgan International Equity	—	10,498,780
QMA International Core Equity	—	833,955
PSF International Growth Portfolio	I	6,838,861
PSF International Growth Portfolio	II	11,034

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Acquiring Portfolio	Shares	Value
International Equity	32,436,795	$731,774,104

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets
International Value	—	$ 7,052,840	$294,975,613
J.P. Morgan International Equity	—	32,358,569	354,801,023
QMA International Core Equity	—	40,745	11,906,037
PSF International Growth Portfolio	I	12,799,636	69,984,112
PSF International Growth Portfolio	II	19,628	107,319
Acquiring Portfolio			Net Assets
International Equity			$455,896,652

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
International Equity	$33,992,569	$172,006,261	$205,998,830

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: International Value $5,349,932, J.P. Morgan International Equity $428,536, QMA International Core Equity $544,837, PSF International Growth Portfolio $4,683.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: International Value $15,174,340, J.P. Morgan International Equity $15,256,155, QMA International Core Equity $385,646, PSF International Growth Portfolio $3,304,164.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since March 10, 2023.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”) (the “Merged Portfolio”) for shares of Large-Cap Growth (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Mid-Cap Growth	$1,798,082,711	$1,748,996,209

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

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The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Mid-Cap Growth		107,260,990
Acquiring Portfolio	Shares	Value
Large-Cap Growth	19,204,772	$1,870,352,791

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Mid-Cap Growth	$49,086,502	$1,870,352,791
Acquiring Portfolio		Net Assets
Large-Cap Growth		$6,990,342,921

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Growth	$(23,577,136)	$1,807,605,559	$1,784,028,423

(a)

Net investment loss as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment loss from the Merged Portfolio pre-merger as follows: Mid-Cap Growth $(3,806,658).

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Mid-Cap Growth $171,149,617.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Mid-Cap Value Porfolio (“Mid-Cap Value”) (the “Merged Portfolio”) for shares of Large-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
Mid-Cap Value	$602,015,309	$601,223,545

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio	Shares
Mid-Cap Value	11,202,807

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Acquiring Portfolio	Shares	Value
Large-Cap Value	11,472,553	$623,074,380

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Mid-Cap Value	$791,764	$623,074,380
Acquiring Portfolio		Net Assets
Large-Cap Value		$3,576,451,162

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Value	$60,499,283	$313,493,601	$373,992,884

a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Mid-Cap Value $5,516,937.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Mid-Cap Value $87,818,221.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Small-Cap Value Portfolio (“Small-Cap Value”) (the “Merged Portfolio”) for shares of Small-Cap Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Small-Cap Value	$1,180,276,623	$1,044,426,587

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Small-Cap Value		26,378,489
Acquiring Portfolio	Shares	Value
Small-Cap Equity	13,572,297	$1,144,280,376

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

B27

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Small-Cap Value	$135,850,036	$1,144,280,376
Acquiring Portfolio		Net Assets
Small-Cap Equity		$1,185,300,065

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Small-Cap Equity	$3,741,792	$226,787,852	$230,529,644

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Small-Cap Value $8,311,098.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Small-Cap Value $125,020,371.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

11. Subsequent Events

On August 23, 2024, the Board approved the reorganization (the “Reorganization”) of Emerging Markets Equity (the “Target Portfolio”) into International Equity (the “Acquiring Portfolio”). The shareholders of the Target Portfolio approved the Reorganization at a meeting on December 11, 2024. The Reorganization was completed on January 13, 2025.

On August 23, 2024, the Board approved the reorganization (the “Reorganization”) of ClearBridge Dividend Growth, Cohen & Steers Realty, MFS Global Equity and T. Rowe Price Natural Resources (the “Target Portfolios”) into Large-Cap Equity (the “Acquiring Portfolio”). The shareholders of the Target Portfolios approved the Reorganization at a meeting on December 11, 2024. The Reorganization was completed on January 27, 2025.

Effective January 27, 2025, AST Large-Cap Core Portfolio’s name was changed to AST Large-Cap Equity Portfolio.

B28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST ClearBridge Dividend Growth Portfolio, AST Cohen & Steers Realty Portfolio, AST Emerging Markets Equity Portfolio, AST International Equity Portfolio, AST Large-Cap Equity Portfolio, AST Large-Cap Growth Portfolio, AST Large-Cap Value Portfolio, AST MFS Global Equity Portfolio, AST Small-Cap Equity Portfolio and AST T. Rowe Price Natural Resources Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST ClearBridge Dividend Growth Portfolio, AST Cohen & Steers Realty Portfolio, AST Emerging Markets Equity Portfolio, AST International Equity Portfolio, AST Large-Cap Equity Portfolio, AST Large-Cap Growth Portfolio, AST Large-Cap Value Portfolio, AST MFS Global Equity Portfolio, AST Small-Cap Equity Portfolio and AST T. Rowe Price Natural Resources Portfolio (ten of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 18, 2025

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies.

For the period ending December 31, 2024, the following matters were submitted to vote of shareholders of certain open-end management investment companies. Specifically:

At a special meeting of shareholders of the AST Mid-Cap Growth Portfolio held on November 26, 2024, shareholders of the AST Mid-Cap Growth Portfolio approved the reorganization of the AST Mid-Cap Growth Portfolio into the AST Large-Cap Growth Portfolio, each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

52,470,052.673	2,187,726.574	3,976,736.122

At a special meeting of shareholders of the AST Mid-Cap Value Portfolio held on November 26, 2024, shareholders of the AST Mid-Cap Value Portfolio approved the reorganization of the AST Mid-Cap Value Portfolio into the AST Large-Cap Value Portfolio, each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

10,683,927.682	422,637.249	815,316.035

At a special meeting of shareholders of the AST Small-Cap Value Portfolio held on November 26, 2024, shareholders of the AST Small-Cap Value Portfolio approved the reorganization of the AST Small-Cap Value Portfolio into the AST Small-Cap Equity Portfolio (formerly known as the AST Small-Cap Growth Portfolio), each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

22,285,883.063	1,024,768.895	1,580,838.524

At a special meeting of shareholders of the AST ClearBridge Dividend Growth Portfolio held on December 11, 2024, shareholders of the AST ClearBridge Dividend Growth Portfolio approved the reorganization of the AST ClearBridge Dividend Growth Portfolio into the AST Large-Cap Equity Portfolio (formerly known as the AST Large-Cap Core Portfolio), each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

10,461,479.345	301,320.197	1,379,026.686

At a special meeting of shareholders of the AST Cohen & Steers Realty Portfolio held on December 11, 2024, shareholders of the AST Cohen & Steers Realty Portfolio approved the reorganization of the AST Cohen & Steers Realty Portfolio into the AST Large-Cap Equity Portfolio (formerly known as the AST Large-Cap Core Portfolio), each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

23,052,600.993	968,968.388	1,739,815.245

At a special meeting of shareholders of the AST MFS Global Equity Portfolio held on December 11, 2024, shareholders of the AST MFS Global Equity Portfolio approved the reorganization of the AST MFS Global Equity Portfolio into the AST Large-Cap Equity Portfolio (formerly known as the AST Large-Cap Core Portfolio), each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

16,956,947.662	385,261.171	1,055,608.547

At a special meeting of shareholders of the AST T. Rowe Price Natural Resources Portfolio held on December 11, 2024, shareholders of the AST T. Rowe Price Natural Resources Portfolio approved the reorganization of the AST T. Rowe Price Natural Resources Portfolio into the AST Large-Cap Equity Portfolio (formerly known as the AST Large-Cap Core Portfolio), each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

6,272,044.210	213,107.936	465,421.307

At a special meeting of shareholders of the AST Emerging Markets Equity Portfolio held on December 11, 2024, shareholders of the AST Emerging Markets Equity Portfolio approved the reorganization of the AST Emerging Markets Equity Portfolio into the AST International Equity Portfolio, each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

21,479,467.746	728,229.167	1,565,703.848

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST Bond Portfolio 2034

AST Bond Portfolio 2035

AST Core Fixed Income Portfolio

AST Government Money Market Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Quantitative Modeling Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Bond Portfolio 2025	A3
	AST Bond Portfolio 2026	A8
	AST Bond Portfolio 2027	A13
	AST Bond Portfolio 2028	A18
	AST Bond Portfolio 2029	A23
	AST Bond Portfolio 2030	A28
	AST Bond Portfolio 2031	A33
	AST Bond Portfolio 2032	A38
	AST Bond Portfolio 2033	A43
	AST Bond Portfolio 2034	A48
	AST Bond Portfolio 2035	A53
	AST Core Fixed Income Portfolio	A58
	AST Government Money Market Portfolio	A115
	AST High Yield Portfolio	A121
	AST Investment Grade Bond Portfolio	A150
	AST Multi-Sector Fixed Income Portfolio	A170
	AST Quantitative Modeling Portfolio	A196

Section B	Notes to Financial Statements
Section C	Report of Independent Registered Public Accounting Firm

∎	APPENDIX A

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNH	Chinese Renminbi

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwanese Dollar

USD	US Dollar

ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

ADR — American Depositary Receipt

AID — Agency for International Development

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

bps — Basis Points

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CVA — Certificate Van Aandelen (Bearer)

CVR — Contingent Value Rights

CVT — Convertible Security

DAC — Designated Activity Company

DB — Deutsche Bank AG

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FFCSB — Federal Farm Credit System Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Mortgage Trust

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

IBEX — Spanish Stock Index

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LP — Limited Partnership

MASTR — Morgan Stanley Structured Asset Security

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

TD — The Toronto-Dominion Bank

TIPS — Treasury Inflation-Protected Securities

TOPIX — Tokyo Stock Price Index

UAG — UBS AG

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 94.5%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	3,896,160	$40,520,069

(cost $39,135,192)

SHORT-TERM INVESTMENT — 3.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,601,629)	1,601,629	1,601,629

TOTAL INVESTMENTS—98.2% (cost $40,736,821)(wa)		42,121,698
Other assets in excess of liabilities(z) — 1.8%		762,789

NET ASSETS — 100.0%		$42,884,487

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
29	3 Month CME SOFR	Sep. 2025	$6,956,738	$(3,316)
44	2 Year U.S. Treasury Notes	Mar. 2025	9,046,813	(4,279)

				(7,595)

Short Positions:
113	5 Year U.S. Treasury Notes	Mar. 2025	12,012,430	48,143
41	10 Year U.S. Treasury Notes	Mar. 2025	4,458,750	38,202
33	10 Year U.S. Ultra Treasury Notes	Mar. 2025	3,673,313	43,197
50	20 Year U.S. Treasury Bonds	Mar. 2025	5,692,188	106,455
28	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	3,329,375	121,490

				357,487

				$349,892

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$765,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$40,520,069	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,601,629	—	—

Total	$42,121,698	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$357,487	$—	$—

Liabilities
Futures Contracts	$(7,595)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	94.5%
Short-Term	3.7

98.2
Other assets in excess of liabilities	1.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$357,487	*	Due from/to broker-variation margin futures	$7,595	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$246,408

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$483,056

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$15,942,455
Futures Contracts - Short Positions (1)	19,245,066

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2025 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $40,736,821)	$42,121,698
Deposit with broker for centrally cleared/exchange-traded derivatives	765,000
Receivable for Portfolio shares sold	149,030
Due from broker-variation margin futures	52,321
Prepaid expenses	1,026

Total Assets	43,089,075

LIABILITIES
Payable for investments purchased	141,567
Audit fee payable	29,495
Custodian and accounting fees payable	18,123
Accrued expenses and other liabilities	7,694
Fund data services payable	3,216
Distribution fee payable	1,729
Management fee payable	1,725
Affiliated transfer agent fee payable	707
Trustees’ fees payable	320
Payable for Portfolio shares purchased	12

Total Liabilities	204,588

NET ASSETS	$42,884,487

Net assets were comprised of:
Partners’ Equity	$42,884,487

Net asset value and redemption price per share, $42,884,487 / 2,947,761 outstanding shares of beneficial interest	$14.55

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$47,819
Interest income	25,289

Total income	73,108

EXPENSES
Management fee	136,079
Distribution fee	72,504
Custodian and accounting fees	44,206
Professional fees	31,970
Audit fee	29,495
Fund data services	15,503
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Trustees’ fees	8,899
Shareholders’ reports	7,511
Miscellaneous	14,109

Total expenses	369,315
Less: Fee waiver and/or expense reimbursement	(105,400)

Net expenses	263,915

NET INVESTMENT INCOME (LOSS)	(190,807)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	140,152
Futures transactions	246,408

386,560

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,024,478
Futures	483,056

1,507,534

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,894,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,703,287

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(190,807)	$(31,385)
Net realized gain (loss) on investment transactions	386,560	123,550
Net change in unrealized appreciation (depreciation) on investments	1,507,534	297,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,703,287	389,765

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,667,439 and 511,164 shares, respectively]	51,560,067	6,808,629
Portfolio shares purchased [1,148,556 and 607,604 shares, respectively]	(16,302,194)	(8,132,266)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	35,257,873	(1,323,637)

TOTAL INCREASE (DECREASE)	36,961,160	(933,872)
NET ASSETS:
Beginning of year	5,923,327	6,857,199

End of year	$42,884,487	$5,923,327

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2025 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$13.81	$13.05	$14.30	$14.72	$13.22

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.09)	(0.06)	(0.04)	0.32	0.26
Net realized and unrealized gain (loss) on investment transactions	0.83	0.82	(1.21)	(0.74)	1.24

Total from investment operations	0.74	0.76	(1.25)	(0.42)	1.50

Net Asset Value, end of year	$14.55	$13.81	$13.05	$14.30	$14.72

Total Return(b)	5.36%	5.82%	(8.74)%	(2.85)%	11.35%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$43	$6	$7	$2	$9
Average net assets (in millions)	$29	$7	$6	$4	$28
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.27%	3.00%	3.07%	5.14%	1.31%
Net investment income (loss)	(0.66)%	(0.48)%	(0.33)%	2.19%	1.82%
Portfolio turnover rate(d)	48%	98%	114%	52%	273%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 93.5%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	1,839,975	$19,135,743

(cost $17,844,209)

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $904,891)	904,891	904,891

TOTAL INVESTMENTS—97.9% (cost $18,749,100)(wa)		20,040,634
Other assets in excess of liabilities(z) — 2.1%		422,948

NET ASSETS — 100.0%		$20,463,582

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
83	2 Year U.S. Treasury Notes	Mar. 2025	$17,065,578	$(5,942)

Short Positions:
49	5 Year U.S. Treasury Notes	Mar. 2025	5,208,930	23,612
20	10 Year U.S. Treasury Notes	Mar. 2025	2,175,000	21,277
16	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,781,000	23,947
23	20 Year U.S. Treasury Bonds	Mar. 2025	2,618,406	56,162
14	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	1,664,688	62,354

				187,352

				$181,410

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$457,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$19,135,743	$—	$—
Short-Term Investment
Affiliated Mutual Fund	904,891	—	—

Total	$20,040,634	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$187,352	$—	$—

Liabilities
Futures Contracts	$(5,942)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	93.5%
Short-Term	4.4

97.9
Other assets in excess of liabilities	2.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$187,352	*	Due from/to broker-variation margin futures	$5,942	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$42,214

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$592,154

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$19,594,549
Futures Contracts - Short Positions (1)	15,898,438

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2026 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $18,749,100)	$20,040,634
Deposit with broker for centrally cleared/exchange-traded derivatives	457,000
Due from broker-variation margin futures	23,547
Receivable for Portfolio shares sold	8,064
Prepaid expenses and other assets	1,023

Total Assets	20,530,268

LIABILITIES
Audit fee payable	29,495
Custodian and accounting fees payable	18,087
Payable for investments purchased	5,728
Shareholders’ reports payable	3,563
Fund data services payable	3,216
Accrued expenses and other liabilities	2,077
Payable for Portfolio shares purchased	2,034
Distribution fee payable	837
Affiliated transfer agent fee payable	707
Management fee payable	623
Trustees’ fees payable	319

Total Liabilities	66,686

NET ASSETS	$20,463,582

Net assets were comprised of:
Partners’ Equity	$20,463,582

Net asset value and redemption price per share, $20,463,582 / 1,687,663 outstanding shares of beneficial interest	$12.13

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$29,393
Interest income	22,765

Total income	52,158

EXPENSES
Management fee	99,016
Distribution fee	52,752
Custodian and accounting fees	44,136
Professional fees	31,915
Audit fee	29,495
Fund data services	15,503
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,038
Trustees’ fees	8,720
Shareholders’ reports	8,116
Miscellaneous	13,556

Total expenses	312,247
Less: Fee waiver and/or expense reimbursement	(120,231)

Net expenses	192,016

NET INVESTMENT INCOME (LOSS)	(139,858)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	19,016
Futures transactions	42,214

61,230

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	371,205
Futures	592,154

963,359

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,024,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$884,731

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(139,858)	$(146,716)
Net realized gain (loss) on investment transactions	61,230	21,063
Net change in unrealized appreciation (depreciation) on investments	963,359	1,503,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	884,731	1,378,028

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [506,336 and 885,519 shares, respectively]	6,000,036	9,899,161
Portfolio shares purchased [869,452 and 1,295,811 shares, respectively]	(10,215,954)	(14,429,433)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,215,918)	(4,530,272)

TOTAL INCREASE (DECREASE)	(3,331,187)	(3,152,244)
NET ASSETS:
Beginning of year	23,794,769	26,947,013

End of year	$20,463,582	$23,794,769

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2026 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.60	$10.95	$12.26	$12.75	$11.52

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	— (b)	0.16	0.18
Net realized and unrealized gain (loss) on investment transactions	0.61	0.72	(1.31)	(0.65)	1.05

Total from investment operations	0.53	0.65	(1.31)	(0.49)	1.23

Net Asset Value, end of year	$12.13	$11.60	$10.95	$12.26	$12.75

Total Return(c)	4.57%	5.94%	(10.69)%	(3.84)%	10.68%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$20	$24	$27	$30	$52
Average net assets (in millions)	$21	$25	$29	$39	$92
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.92%	0.93%	0.92%
Expenses before waivers and/or expense reimbursement	1.48%	1.31%	1.21%	1.18%	0.92%
Net investment income (loss)	(0.66)%	(0.59)%	0.03%	1.25%	1.50%
Portfolio turnover rate(e)	25%	42%	47%	30%	93%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 93.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	3,707,962	$38,562,806

(cost $36,558,938)

SHORT-TERM INVESTMENT — 4.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,706,131)	1,706,131	1,706,131

TOTAL INVESTMENTS—98.1% (cost $38,265,069)(wa)		40,268,937
Other assets in excess of liabilities(z) — 1.9%		779,168

NET ASSETS — 100.0%		$41,048,105

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
194	3 Year U.S. Treasury Notes	Mar. 2025	$40,500,531	$(78,861)

Short Positions:
39	2 Year U.S. Treasury Notes	Mar. 2025	8,018,766	(3,907)
80	5 Year U.S. Treasury Notes	Mar. 2025	8,504,375	76,722
43	10 Year U.S. Treasury Notes	Mar. 2025	4,676,250	45,449
35	10 Year U.S. Ultra Treasury Notes	Mar. 2025	3,895,938	51,803
45	20 Year U.S. Treasury Bonds	Mar. 2025	5,122,969	109,879
29	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	3,448,281	129,238

				409,184

				$330,323

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$807,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$38,562,806	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,706,131	—	—

Total	$40,268,937	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$413,091	$—	$—

Liabilities
Futures Contracts	$(82,768)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	93.9%
Short-Term	4.2

98.1
Other assets in excess of liabilities	1.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$413,091	*	Due from/to broker-variation margin futures	$82,768	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(91,304)

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,005,914

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$39,665,397
Futures Contracts - Short Positions (1)	32,410,495

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2027 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $38,265,069)	$40,268,937
Deposit with broker for centrally cleared/exchange-traded derivatives	807,000
Due from broker-variation margin futures	39,594
Receivable for investments sold	2,052
Prepaid expenses and other assets	1,028

Total Assets	41,118,611

LIABILITIES
Audit fee payable	29,495
Custodian and accounting fees payable	18,087
Management fee payable	7,684
Shareholders’ reports payable	3,684
Accrued expenses and other liabilities	3,471
Fund data services payable	3,216
Payable for Portfolio shares purchased	2,160
Distribution fee payable	1,682
Affiliated transfer agent fee payable	707
Trustees’ fees payable	320

Total Liabilities	70,506

NET ASSETS	$41,048,105

Net assets were comprised of:
Partners’ Equity	$41,048,105

Net asset value and redemption price per share, $41,048,105 / 3,564,224 outstanding shares of beneficial interest	$11.52

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$74,820
Interest income	32,671

Total income	107,491

EXPENSES
Management fee	212,339
Distribution fee	113,130
Custodian and accounting fees	44,084
Audit fee	29,495
Professional fees	28,629
Fund data services	15,503
Shareholders’ reports	9,085
Trustees’ fees	9,060
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	11,102

Total expenses	481,466
Less: Fee waiver and/or expense reimbursement	(69,671)

Net expenses	411,795

NET INVESTMENT INCOME (LOSS)	(304,304)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	278,294
Futures transactions	(91,304)

186,990

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	751,892
Futures	1,005,914

1,757,806

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,944,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,640,492

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(304,304)	$(309,965)
Net realized gain (loss) on investment transactions	186,990	210,512
Net change in unrealized appreciation (depreciation) on investments	1,757,806	2,798,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,640,492	2,699,457

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [258,186 and 599,664 shares, respectively]	2,913,112	6,409,641
Portfolio shares purchased [1,070,768 and 1,152,207 shares, respectively]	(12,096,389)	(12,352,076)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(9,183,277)	(5,942,435)

TOTAL INCREASE (DECREASE)	(7,542,785)	(3,242,978)
NET ASSETS:
Beginning of year	48,590,890	51,833,868

End of year	$41,048,105	$48,590,890

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2027 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.10	$10.52	$12.05	$12.63	$11.29

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	(0.03)	0.10	0.15
Net realized and unrealized gain (loss) on investment transactions	0.50	0.65	(1.50)	(0.68)	1.19

Total from investment operations	0.42	0.58	(1.53)	(0.58)	1.34

Net Asset Value, end of year	$11.52	$11.10	$10.52	$12.05	$12.63

Total Return(b)	3.78%	5.51%	(12.70)%	(4.59)%	11.87%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$41	$49	$52	$48	$69
Average net assets (in millions)	$45	$50	$54	$56	$65
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.92%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.06%	1.02%	0.98%	1.04%	0.99%
Net investment income (loss)	(0.67)%	(0.62)%	(0.26)%	0.79%	1.26%
Portfolio turnover rate(d)	5%	15%	40%	40%	189%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 95.6%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	6,329,425	$65,826,018

(cost $63,237,980)

SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,254,964)	2,254,964	2,254,964

TOTAL INVESTMENTS—98.9% (cost $65,492,944)(wa)		68,080,982
Other assets in excess of liabilities(z) — 1.1%		736,754

NET ASSETS — 100.0%		$68,817,736

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
95	3 Year U.S. Treasury Notes	Mar. 2025	$19,832,734	$(113,742)
367	5 Year U.S. Treasury Notes	Mar. 2025	39,013,821	(172,616)

				(286,358)

Short Positions:
86	2 Year U.S. Treasury Notes	Mar. 2025	17,682,406	(402)
74	10 Year U.S. Treasury Notes	Mar. 2025	8,047,500	77,524
57	10 Year U.S. Ultra Treasury Notes	Mar. 2025	6,344,813	84,343
78	20 Year U.S. Treasury Bonds	Mar. 2025	8,879,813	190,467
50	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	5,945,313	226,895

				578,827

				$292,469

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$775,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$65,826,018	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,254,964	—	—

Total	$68,080,982	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$579,229	$—	$—

Liabilities
Futures Contracts	$(286,760)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	95.6%
Short-Term	3.3

98.9
Other assets in excess of liabilities	1.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$579,229	*	Due from/to broker-variation margin futures	$286,760	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$241,166

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$499,790

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$87,172,719
Futures Contracts - Short Positions (1)	79,150,062

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2028 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $65,492,944)	$68,080,982
Deposit with broker for centrally cleared/exchange-traded derivatives	775,000
Due from broker-variation margin futures	33,555
Receivable for investments sold	3,283
Prepaid expenses	1,032

Total Assets	68,893,852

LIABILITIES
Audit fee payable	29,495
Custodian and accounting fees payable	18,093
Management fee payable	11,399
Shareholders’ reports payable	3,543
Payable for Portfolio shares purchased	3,456
Fund data services payable	3,216
Accrued expenses and other liabilities	3,040
Distribution fee payable	2,817
Affiliated transfer agent fee payable	707
Trustees’ fees payable	350

Total Liabilities	76,116

NET ASSETS	$68,817,736

Net assets were comprised of:
Partners’ Equity	$68,817,736

Net asset value and redemption price per share, $68,817,736 / 6,041,098 outstanding shares of beneficial interest	$11.39

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$105,651
Interest income	52,947

Total income	158,598

EXPENSES
Management fee	363,247
Distribution fee	193,476
Custodian and accounting fees	44,367
Audit fee	29,495
Professional fees	28,326
Trustees’ fees	9,391
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Shareholders’ reports	8,945
Miscellaneous	26,072

Total expenses	712,358
Less: Fee waiver and/or expense reimbursement	(15,677)

Net expenses	696,681

NET INVESTMENT INCOME (LOSS)	(538,083)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	501,132
Futures transactions	241,166

742,298

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,232,533
Futures	499,790

1,732,323

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,474,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,936,538

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(538,083)	$(578,486)
Net realized gain (loss) on investment transactions	742,298	(656,551)
Net change in unrealized appreciation (depreciation) on investments	1,732,323	6,059,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,936,538	4,824,135

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [55,308 and 65,685 shares, respectively]	620,068	699,628
Portfolio shares purchased [1,748,727 and 2,049,942 shares, respectively]	(19,582,911)	(21,887,553)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(18,962,843)	(21,187,925)

TOTAL INCREASE (DECREASE)	(17,026,305)	(16,363,790)
NET ASSETS:
Beginning of year	85,844,041	102,207,831

End of year	$68,817,736	$85,844,041

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2028 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.10	$10.52	$12.24	$12.81	$11.17

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	(0.03)	— (b)	0.17
Net realized and unrealized gain (loss) on investment transactions	0.37	0.65	(1.69)	(0.57)	1.47

Total from investment operations	0.29	0.58	(1.72)	(0.57)	1.64

Net Asset Value, end of year	$11.39	$11.10	$10.52	$12.24	$12.81

Total Return(c)	2.61%	5.51%	(14.05)%	(4.45)%	14.68%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$69	$86	$102	$89	$3
Average net assets (in millions)	$77	$93	$112	$50	$6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%	0.86%	0.83%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	0.92%	0.88%	0.84%	1.06%	3.23%
Net investment income (loss)	(0.70)%	(0.62)%	(0.29)%	0.01%	1.44%
Portfolio turnover rate(e)	1%	1%	41%	230%	211%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 96.3%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	597,935	$6,218,524

(cost $5,738,024)

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $137,022)	137,022	137,022

TOTAL INVESTMENTS—98.4% (cost $5,875,046)(wa)		6,355,546
Other assets in excess of liabilities(z) — 1.6%		100,556

NET ASSETS — 100.0%		$6,456,102

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
91	5 Year U.S. Treasury Notes	Mar. 2025	$9,673,727	$(45,807)

Short Positions:
9	2 Year U.S. Treasury Notes	Mar. 2025	1,850,484	2,528
23	3 Year U.S. Treasury Notes	Mar. 2025	4,801,610	6,760
4	10 Year U.S. Treasury Notes	Mar. 2025	435,000	6,948
5	10 Year U.S. Ultra Treasury Notes	Mar. 2025	556,563	7,548
7	20 Year U.S. Treasury Bonds	Mar. 2025	796,906	17,094
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	594,531	22,117

				62,995

				$17,188

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$158,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$6,218,524	$—	$—
Short-Term Investment
Affiliated Mutual Fund	137,022	—	—

Total	$6,355,546	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$62,995	$—	$—

Liabilities
Futures Contracts	$(45,807)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	96.3%
Short-Term	2.1

98.4
Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$62,995	*	Due from/to broker-variation margin futures	$45,807	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(26,989)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$21,712

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,582,196
Futures Contracts - Short Positions (1)	8,656,265

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2029 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $5,875,046)	$6,355,546
Deposit with broker for centrally cleared/exchange-traded derivatives	158,000
Due from Manager	2,091
Receivable for investments sold	205
Prepaid expenses	1,021

Total Assets	6,516,863

LIABILITIES
Audit fee payable	29,495
Custodian and accounting fees payable	18,088
Shareholders’ reports payable	3,560
Fund data services payable	3,216
Accrued expenses and other liabilities	2,538
Professional fees payable	1,307
Due to broker-variation margin futures	1,070
Affiliated transfer agent fee payable	707
Trustees’ fees payable	300
Distribution fee payable	264
Payable for Portfolio shares purchased	216

Total Liabilities	60,761

NET ASSETS	$6,456,102

Net assets were comprised of:
Partners’ Equity	$6,456,102

Net asset value and redemption price per share, $6,456,102 / 584,165 outstanding shares of beneficial interest	$11.05

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$10,134
Interest income	7,877

Total income	18,011

EXPENSES
Management fee	34,945
Distribution fee	18,615
Custodian and accounting fees	44,928
Audit fee	29,495
Professional fees	28,921
Fund data services	15,503
Shareholders’ reports	12,108
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Trustees’ fees	8,460
Miscellaneous	8,982

Total expenses	210,996
Less: Fee waiver and/or expense reimbursement	(143,240)

Net expenses	67,756

NET INVESTMENT INCOME (LOSS)	(49,745)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	76,360
Futures transactions	(26,989)

49,371

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	93,448
Futures	21,712

115,160

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	164,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,786

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(49,745)	$(51,305)
Net realized gain (loss) on investment transactions	49,371	(67,696)
Net change in unrealized appreciation (depreciation) on investments	115,160	612,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	114,786	493,567

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [36,705 and 132,276 shares, respectively]	393,871	1,376,163
Portfolio shares purchased [188,029 and 301,297 shares, respectively]	(2,058,953)	(3,192,277)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,665,082)	(1,816,114)

TOTAL INCREASE (DECREASE)	(1,550,296)	(1,322,547)
NET ASSETS:
Beginning of year	8,006,398	9,328,945

End of year	$6,456,102	$8,006,398

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2029 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$10.89	$10.31	$12.27	$12.85	$11.05

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)	(0.06)	(0.05)	0.10	0.17
Net realized and unrealized gain (loss) on investment transactions	0.23	0.64	(1.91)	(0.68)	1.63

Total from investment operations	0.16	0.58	(1.96)	(0.58)	1.80

Net Asset Value, end of year	$11.05	$10.89	$10.31	$12.27	$12.85

Total Return(b)	1.47%	5.63%	(15.97)%	(4.51)%	16.29%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$6	$8	$9	$3	$3
Average net assets (in millions)	$7	$9	$8	$3	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	2.83%	2.47%	2.54%	6.01%	2.31%
Net investment income (loss)	(0.67)%	(0.60)%	(0.43)%	0.80%	1.51%
Portfolio turnover rate(d)	5%	15%	98%	68%	199%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 96.6%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	4,925,427	$51,224,440

(cost $48,735,479)

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,164,449)	1,164,449	1,164,449

TOTAL INVESTMENTS—98.8% (cost $49,899,928)(wa)		52,388,889

Other assets in excess of liabilities(z) — 1.2%		646,837

NET ASSETS — 100.0%		$53,035,726

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
318	5 Year U.S. Treasury Notes	Mar. 2025	$33,804,891	$(216,935)
234	10 Year U.S. Treasury Notes	Mar. 2025	25,447,500	(252,292)

				(469,227)

Short Positions:
73	2 Year U.S. Treasury Notes	Mar. 2025	15,009,484	12,418
104	3 Year U.S. Treasury Notes	Mar. 2025	21,711,625	30,566
41	10 Year U.S. Ultra Treasury Notes	Mar. 2025	4,563,813	60,139
58	20 Year U.S. Treasury Bonds	Mar. 2025	6,602,938	141,630
39	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	4,637,344	173,880

				418,633

				$(50,594)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$746,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$51,224,440	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,164,449	—	—

Total	$52,388,889	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$418,633	$—	$—

Liabilities
Futures Contracts	$(469,227)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	96.6%
Short-Term	2.2

98.8
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$418,633	*	Due from/to broker-variation margin futures	$469,227	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$51,652

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(382,144)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$61,171,063
Futures Contracts - Short Positions (1)	52,262,426

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2030 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $49,899,928)	$52,388,889
Deposit with broker for centrally cleared/exchange-traded derivatives	746,000
Receivable for Portfolio shares sold	28,167
Prepaid expenses	1,029

Total Assets	53,164,085

LIABILITIES
Due to broker-variation margin futures	32,365
Audit fee payable	29,495
Payable for investments purchased	26,264
Custodian and accounting fees payable	18,088
Management fee payable	7,961
Accrued expenses and other liabilities	3,698
Shareholders’ reports payable	3,544
Fund data services payable	3,216
Distribution fee payable	2,170
Affiliated transfer agent fee payable	707
Payable for Portfolio shares purchased	521
Trustees’ fees payable	330

Total Liabilities	128,359

NET ASSETS	$53,035,726

Net assets were comprised of:
Partners’ Equity	$53,035,726

Net asset value and redemption price per share, $53,035,726 / 4,791,541 outstanding shares of beneficial interest	$11.07

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$81,322
Interest income	43,328

Total income	124,650

EXPENSES
Management fee	262,435
Distribution fee	139,879
Custodian and accounting fees	44,100
Audit fee	29,495
Professional fees	28,736
Trustees’ fees	9,250
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Shareholders’ reports	8,945
Miscellaneous	25,276

Total expenses	557,155
Less: Fee waiver and/or expense reimbursement	(47,994)

Net expenses	509,161

NET INVESTMENT INCOME (LOSS)	(384,511)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	146,600
Futures transactions	51,652

198,252

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,070,656
Futures	(382,144)

688,512

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	886,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$502,253

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(384,511)	$(371,630)
Net realized gain (loss) on investment transactions	198,252	(890,841)
Net change in unrealized appreciation (depreciation) on investments	688,512	4,494,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	502,253	3,232,157

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [178,108 and 660,398 shares, respectively]	1,964,459	6,850,521
Portfolio shares purchased [858,312 and 814,407 shares, respectively]	(9,404,544)	(8,587,812)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(7,440,085)	(1,737,291)

TOTAL INCREASE (DECREASE)	(6,937,832)	1,494,866
NET ASSETS:
Beginning of year	59,973,558	58,478,692

End of year	$53,035,726	$59,973,558

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2030 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$10.96	$10.39	$12.55	$13.10	$11.44

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	(0.02)	0.10	0.12
Net realized and unrealized gain (loss) on investment transactions	0.19	0.64	(2.14)	(0.65)	1.54

Total from investment operations	0.11	0.57	(2.16)	(0.55)	1.66

Net Asset Value, end of year	$11.07	$10.96	$10.39	$12.55	$13.10

Total Return(b)	1.00%	5.38%	(17.13)%	(4.20)%	14.51%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$53	$60	$58	$73	$141
Average net assets (in millions)	$56	$58	$64	$103	$213
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.91%	0.81%
Expenses before waivers and/or expense reimbursement	1.00%	0.98%	0.93%	0.91%	0.81%
Net investment income (loss)	(0.69)%	(0.64)%	(0.15)%	0.83%	0.95%
Portfolio turnover rate(d)	3%	12%	14%	56%	253%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 97.3%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	6,795,860	$70,676,947

(cost $67,757,635)

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $721,563)	721,563	721,563

TOTAL INVESTMENTS—98.3% (cost $68,479,198)(wa)		71,398,510

Other assets in excess of liabilities(z) — 1.7%		1,200,077

NET ASSETS — 100.0%		$72,598,587

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
781	10 Year U.S. Treasury Notes	Mar. 2025	$84,933,750	$(827,492)

Short Positions:
81	2 Year U.S. Treasury Notes	Mar. 2025	16,654,359	321
346	5 Year U.S. Treasury Notes	Mar. 2025	36,781,423	161,090
52	10 Year U.S. Ultra Treasury Notes	Mar. 2025	5,788,250	100,991
83	20 Year U.S. Treasury Bonds	Mar. 2025	9,449,031	202,672
53	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	6,302,031	235,828

				700,902

				$(126,590)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$1,360,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$70,676,947	$—	$—
Short-Term Investment
Affiliated Mutual Fund	721,563	—	—

Total	$71,398,510	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$700,902	$—	$—

Liabilities
Futures Contracts	$(827,492)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	97.3%
Short-Term	1.0

98.3
Other assets in excess of liabilities	1.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$700,902	*	Due from/to broker-variation margin futures	$827,492	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(103,166)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(949,235)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$90,219,681
Futures Contracts - Short Positions (1)	77,913,026

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2031 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $68,479,198)	$71,398,510
Deposit with broker for centrally cleared/exchange-traded derivatives	1,360,000
Receivable for investments sold	120,252
Prepaid expenses	1,032

Total Assets	72,879,794

LIABILITIES
Payable for Portfolio shares purchased	126,581
Due to broker-variation margin futures	80,203
Audit fee payable	29,495
Custodian and accounting fees payable	18,089
Management fee payable	11,900
Accrued expenses and other liabilities	10,918
Distribution fee payable	2,975
Affiliated transfer agent fee payable	707
Trustees’ fees payable	339

Total Liabilities	281,207

NET ASSETS	$72,598,587

Net assets were comprised of:
Partners’ Equity	$72,598,587

Net asset value and redemption price per share, $72,598,587 / 7,849,557 outstanding shares of beneficial interest	$9.25

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$86,443
Interest income	68,645

Total income	155,088

EXPENSES
Management fee	361,398
Distribution fee	192,526
Custodian and accounting fees	44,118
Audit fee	29,495
Professional fees	28,858
Trustees’ fees	9,430
Shareholders’ reports	9,397
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	26,405

Total expenses	710,666
Less: Fee waiver and/or expense reimbursement	(15,593)

Net expenses	695,073

NET INVESTMENT INCOME (LOSS)	(539,985)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	165,518
Futures transactions	(103,166)

62,352

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,477,554
Futures	(949,235)

528,319

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	590,671

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,686

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(539,985)	$(546,113)
Net realized gain (loss) on investment transactions	62,352	(2,192,543)
Net change in unrealized appreciation (depreciation) on investments	528,319	7,095,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,686	4,357,101

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,484,919 and 777,862 shares, respectively]	13,836,942	6,931,104
Portfolio shares purchased [2,610,413 and 2,523,890 shares, respectively]	(24,099,070)	(22,418,772)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(10,262,128)	(15,487,668)

TOTAL INCREASE (DECREASE)	(10,211,442)	(11,130,567)
NET ASSETS:
Beginning of year	82,810,029	93,940,596

End of year	$72,598,587	$82,810,029

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2031 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				January 02, 2020(a) through December 31, 2020
	2024	2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.23	$8.76	$10.78	$11.32	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)	(0.06)	(0.02)	0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	0.08	0.53	(2.00)	(0.58)	1.29	(c)

Total from investment operations	0.02	0.47	(2.02)	(0.54)	1.32

Net Asset Value, end of period	$9.25	$9.23	$8.76	$10.78	$11.32

Total Return(d)	0.22%	5.37%	(18.74)%	(4.77)%	13.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$73	$83	$94	$90	$146
Average net assets (in millions)	$77	$87	$110	$148	$70
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90%	0.87%	0.84%	0.88%	0.92	%(f)
Expenses before waivers and/or expense reimbursement	0.92%	0.89%	0.85%	0.88%	0.92	%(f)
Net investment income (loss)	(0.70)%	(0.63)%	(0.25)%	0.40%	0.28	%(f)
Portfolio turnover rate(g)	14%	6%	48%	102%	116%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 96.5%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	6,458,567	$67,169,099

(cost $64,428,128)

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,170,236)	1,170,236	1,170,236

TOTAL INVESTMENTS—98.2% (cost $65,598,364)(wa)		68,339,335

Other assets in excess of liabilities(z) — 1.8%		1,258,157

NET ASSETS — 100.0%		$69,597,492

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
473	10 Year U.S. Treasury Notes	Mar. 2025	$51,438,750	$(516,529)
228	10 Year U.S. Ultra Treasury Notes	Mar. 2025	25,379,250	(388,637)

				(905,166)

Short Positions:
79	2 Year U.S. Treasury Notes	Mar. 2025	16,243,141	(762)
317	5 Year U.S. Treasury Notes	Mar. 2025	33,698,587	143,643
78	20 Year U.S. Treasury Bonds	Mar. 2025	8,879,813	190,467
50	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	5,945,313	222,770

				556,118

				$(349,048)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$1,419,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$67,169,099	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,170,236	—	—

Total	$68,339,335	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$556,880	$—	$—

Liabilities
Futures Contracts	$(905,928)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	96.5%
Short-Term	1.7

98.2
Other assets in excess of liabilities	1.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$556,880	*	Due from/to broker-variation margin futures	$905,928	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$250,508

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,095,467)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$95,080,565
Futures Contracts - Short Positions (1)	80,667,333

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2032 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $65,598,364)	$68,339,335
Deposit with broker for centrally cleared/exchange-traded derivatives	1,419,000
Receivable for investments sold	3,493
Prepaid expenses	1,033

Total Assets	69,762,861

LIABILITIES
Due to broker-variation margin futures	88,141
Audit fee payable	29,495
Custodian and accounting fees payable	18,093
Management fee payable	11,504
Accrued expenses and other liabilities	7,012
Payable for Portfolio shares purchased	3,677
Shareholders’ reports payable	3,545
Distribution fee payable	2,855
Affiliated transfer agent fee payable	707
Trustees’ fees payable	340

Total Liabilities	165,369

NET ASSETS	$69,597,492

Net assets were comprised of:
Partners’ Equity	$69,597,492

Net asset value and redemption price per share, $69,597,492 / 8,812,159 outstanding shares of beneficial interest	$7.90

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$107,179
Interest income	86,850

Total income	194,029

EXPENSES
Management fee	397,191
Distribution fee	211,539
Custodian and accounting fees	44,209
Audit fee	29,495
Professional fees	29,026
Trustees’ fees	9,599
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Shareholders’ reports	8,944
Miscellaneous	26,310

Total expenses	765,352
Less: Fee waiver and/or expense reimbursement	(17,150)

Net expenses	748,202

NET INVESTMENT INCOME (LOSS)	(554,173)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	844,566
Futures transactions	250,508

1,095,074

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,068,723
Futures	(2,095,467)

(1,026,744)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	68,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(485,843)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(554,173)	$(622,621)
Net realized gain (loss) on investment transactions	1,095,074	(3,314,193)
Net change in unrealized appreciation (depreciation) on investments	(1,026,744)	9,455,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(485,843)	5,518,874

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [169,616 and 385,100 shares, respectively]	1,337,549	2,979,204
Portfolio shares purchased [4,359,749 and 3,852,336 shares, respectively]	(34,608,654)	(29,648,600)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(33,271,105)	(26,669,396)

TOTAL INCREASE (DECREASE)	(33,756,948)	(21,150,522)
NET ASSETS:
Beginning of year	103,354,440	124,504,962

End of year	$69,597,492	$103,354,440

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2032 (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			January 04, 2021(a) through December 31, 2021
	2024	2023	2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$7.95	$7.56	$9.47	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)	(0.04)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment transactions	— (c)	0.43	(1.90)	(0.57)

Total from investment operations	(0.05)	0.39	(1.91)	(0.53)

Net Asset Value, end of period	$7.90	$7.95	$7.56	$9.47

Total Return(d)	(0.63)%	5.16%	(20.17)%	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$70	$103	$125	$103
Average net assets (in millions)	$85	$113	$141	$33
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88%	0.83%	0.81%	0.93	%(f)
Expenses before waivers and/or expense reimbursement	0.90%	0.85%	0.82%	1.17	%(f)
Net investment income (loss)	(0.65)%	(0.55)%	(0.17)%	0.44	%(f)
Portfolio turnover rate(g)	2%	4%	34%	375%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 96.1%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	385,079	$4,004,817

(cost $3,685,732)

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $46,530)	46,530	46,530

TOTAL INVESTMENTS—97.2% (cost $3,732,262)(wa)		4,051,347
Other assets in excess of liabilities(z) — 2.8%		117,944

NET ASSETS — 100.0%		$4,169,291

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	10 Year U.S. Treasury Notes	Mar. 2025	$543,750	$(10,428)
36	10 Year U.S. Ultra Treasury Notes	Mar. 2025	4,007,250	(62,835)

				(73,263)

Short Positions:
5	2 Year U.S. Treasury Notes	Mar. 2025	1,028,047	(325)
18	5 Year U.S. Treasury Notes	Mar. 2025	1,913,484	7,767
5	20 Year U.S. Treasury Bonds	Mar. 2025	569,219	12,213
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	356,719	13,589

				33,244

				$(40,019)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$180,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,004,817	$—	$—
Short-Term Investment
Affiliated Mutual Fund	46,530	—	—

Total	$4,051,347	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$33,569	$—	$—

Liabilities
Futures Contracts	$(73,588)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	96.1%
Short-Term	1.1

97.2
Other assets in excess of liabilities	2.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$33,569*	Due from/to broker-variation margin futures	$73,588*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$9,987

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(148,649)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$5,484,903
Futures Contracts - Short Positions (1)	4,797,211

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2033 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $3,732,262)	$4,051,347
Deposit with broker for centrally cleared/exchange-traded derivatives	180,000
Due from Manager	1,776
Receivable for investments sold	4
Prepaid expenses	1,020

Total Assets	4,234,147

LIABILITIES
Audit fee payable	29,495
Custodian and accounting fees payable	18,088
Due to broker-variation margin futures	5,766
Shareholders’ reports payable	3,684
Fund data services payable	3,216
Accrued expenses and other liabilities	2,626
Transfer agent fee payable	799
Affiliated transfer agent fee payable	707
Trustees’ fees payable	300
Distribution fee payable	171
Payable for Portfolio shares purchased	4

Total Liabilities	64,856

NET ASSETS	$4,169,291

Net assets were comprised of:
Partners’ Equity	$4,169,291

Net asset value and redemption price per share, $4,169,291 / 510,475 outstanding shares of beneficial interest	$ 8.17

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
Affiliated dividend income	$3,214

EXPENSES
Management fee	19,995
Distribution fee	10,654
Custodian and accounting fees	44,221
Audit fee	29,495
Professional fees	28,400
Fund data services	15,503
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Shareholders’ reports	8,844
Trustees’ fees	8,400
Commitment fees	3,508
Miscellaneous	7,902

Total expenses	185,961
Less: Fee waiver and/or expense reimbursement	(147,181)

Net expenses	38,780

NET INVESTMENT INCOME (LOSS)	(35,566)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(1,027)
Futures transactions	9,987

8,960

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	88,599
Futures	(148,649)

(60,050)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(51,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,656)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(35,566)	$(33,959)
Net realized gain (loss) on investment transactions	8,960	(194,121)
Net change in unrealized appreciation (depreciation) on investments	(60,050)	481,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(86,656)	253,709

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [997 and 216,129 shares, respectively]	8,250	1,677,804
Portfolio shares purchased [33,256 and 269,729 shares, respectively]	(268,554)	(2,156,923)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(260,304)	(479,119)

TOTAL INCREASE (DECREASE)	(346,960)	(225,410)
NET ASSETS:
Beginning of year	4,516,251	4,741,661

End of year	$4,169,291	$4,516,251

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2033 (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,		January 03, 2022(a) through December 31, 2022
	2024	2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$8.32	$7.95	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.08)	0.43	(2.03)

Total from investment operations	(0.15)	0.37	(2.05)

Net Asset Value, end of period	$8.17	$8.32	$7.95

Total Return(c)	(1.80)%	4.65%	(20.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4	$5	$5
Average net assets (in millions)	$4	$5	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	4.36%	4.04%	3.67	%(e)
Net investment income (loss)	(0.83)%	(0.74)%	(0.24	)%(e)
Portfolio turnover rate(f)	2%	37%	87%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 94.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio* (cost $6,059,217)	622,542	$6,474,437

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $24,439)	24,439	24,439

TOTAL INVESTMENTS—95.3% (cost $6,083,656)(wa)		6,498,876
Other assets in excess of liabilities(z) — 4.7%		320,897

NET ASSETS — 100.0%		$6,819,773

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
99	10 Year U.S. Ultra Treasury Notes	Mar. 2025	$11,019,937	$(168,846)

Short Positions:
10	2 Year U.S. Treasury Notes	Mar. 2025	2,056,094	(190)
30	5 Year U.S. Treasury Notes	Mar. 2025	3,189,141	17,744
32	10 Year U.S. Treasury Notes	Mar. 2025	3,480,000	33,378
7	20 Year U.S. Treasury Bonds	Mar. 2025	796,906	17,094
6	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	713,438	26,647

				94,673

				$(74,173)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$390,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$6,474,437	$—	$—
Short-Term Investment
Affiliated Mutual Fund	24,439	—	—

Total	$6,498,876	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$94,863	$—	$—

Liabilities
Futures Contracts	$(169,036)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	94.9%
Short-Term	0.4

95.3
Other assets in excess of liabilities	4.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$94,863*	Due from/to broker-variation margin futures	$169,036*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(100,410)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(230,152)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,880,157
Futures Contracts - Short Positions (1)	8,864,342

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2034 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $6,083,656)	$6,498,876
Deposit with broker for centrally cleared/exchange-traded derivatives	390,000
Receivable for investments sold	50,561
Due from Manager	2,943
Prepaid expenses	1,021

Total Assets	6,943,401

LIABILITIES
Payable for Portfolio shares purchased	53,222
Audit fee payable	29,495
Custodian and accounting fees payable	18,088
Due to broker-variation margin futures	10,406
Accrued expenses and other liabilities	4,432
Shareholders’ reports payable	3,476
Fund data services payable	3,216
Affiliated transfer agent fee payable	707
Trustees’ fees payable	300
Distribution fee payable	286

Total Liabilities	123,628

NET ASSETS	$6,819,773

Net assets were comprised of:
Partners’ Equity	$6,819,773

Net asset value and redemption price per share, $6,819,773 / 674,347 outstanding shares of beneficial interest	$10.11

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$10,343
Affiliated dividend income	5,045

Total income	15,388

EXPENSES
Management fee	33,728
Distribution fee	17,973
Custodian and accounting fees	44,972
Audit fee	29,495
Professional fees	28,400
Fund data services	15,818
Shareholders’ reports	9,948
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,040
Trustees’ fees	8,480
Commitment fees	4,273
Insurance expense	868
Miscellaneous	10,500

Total expenses	213,495
Less: Fee waiver and/or expense reimbursement	(148,072)

Net expenses	65,423

NET INVESTMENT INCOME (LOSS)	(50,035)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(41,224)
Futures transactions	(100,410)

(141,634)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	130,570
Futures	(230,152)

(99,582)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(241,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(291,251)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	January 03, 2023(a) through December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(50,035)	$(24,279)
Net realized gain (loss) on investment transactions	(141,634)	(224,249)
Net change in unrealized appreciation (depreciation) on investments	(99,582)	440,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(291,251)	192,101

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [753,659 and 535,622 shares, respectively]	7,944,605	5,348,630
Portfolio shares purchased [598,872 and 16,062 shares, respectively]	(6,219,218)	(155,094)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,725,387	5,193,536

TOTAL INCREASE (DECREASE)	1,434,136	5,385,637
NET ASSETS:
Beginning of period	5,385,637	—

End of period	$6,819,773	$5,385,637

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2034 (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2024	January 03, 2023(a) through December 31, 2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.37	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.19)	0.42

Total from investment operations	(0.26)	0.37

Net Asset Value, end of period	$10.11	$10.37

Total Return(c)	(2.51)%	3.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7	$5
Average net assets (in millions)	$7	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	2.97%	3.66	%(e)
Net investment income (loss)	(0.70)%	(0.48	)%(e)
Portfolio turnover rate(f)	96%	11%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENT — 94.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	477,366	$4,964,605

(cost $4,833,134)

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $44,861)	44,861	44,861

TOTAL INVESTMENTS—95.8% (cost $4,877,995)(wa)		5,009,466

Other assets in excess of liabilities(z) — 4.2%		221,288

NET ASSETS — 100.0%		$5,230,754

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
60	10 Year U.S. Ultra Treasury Notes	Mar. 2025	$6,678,750	$(104,469)
7	20 Year U.S. Treasury Bonds	Mar. 2025	796,906	(19,579)

				(124,048)

Short Positions:
6	2 Year U.S. Treasury Notes	Mar. 2025	1,233,656	(256)
22	5 Year U.S. Treasury Notes	Mar. 2025	2,338,703	13,309
23	10 Year U.S. Treasury Notes	Mar. 2025	2,501,250	23,516
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	475,625	17,588

				54,157

				$(69,891)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$275,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,964,605	$—	$—
Short-Term Investment
Affiliated Mutual Fund	44,861	—	—

Total	$5,009,466	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$54,413	$—	$—

Liabilities
Futures Contracts	$(124,304)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Fixed Income	94.9%
Short-Term	0.9

95.8
Other assets in excess of liabilities	4.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$54,413	*	Due from/to broker-variation margin futures	$124,304	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(177,742)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(69,891)

For the period ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$7,530,559
Futures Contracts - Short Positions (1)	6,541,971

*	Average volume is based on average quarter end balances for the period ended December 31, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2035 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value:
Affiliated investments (cost $4,877,995)	$5,009,466
Deposit with broker for centrally cleared/exchange-traded derivatives	275,000
Due from Manager	6,750
Receivable for investments sold	20
Prepaid expenses	1,020

Total Assets	5,292,256

LIABILITIES
Audit fee payable	28,090
Custodian and accounting fees payable	18,988
Due to broker-variation margin futures	7,813
Accrued expenses and other liabilities	2,751
Shareholders’ reports payable	2,618
Affiliated transfer agent fee payable	707
Directors’ fees payable	300
Distribution fee payable	214
Payable for Portfolio shares purchased	21

Total Liabilities	61,502

NET ASSETS	$5,230,754

Net assets were comprised of:
Partners’ Equity	$5,230,754

Net asset value and redemption price per share, $5,230,754 / 535,525 outstanding shares of beneficial interest	$9.77

STATEMENT OF OPERATIONS

For the Period January 02, 2024(a) through December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$11,325
Affiliated dividend income	5,441

Total income	16,766

EXPENSES
Management fee	25,181
Distribution fee	13,418
Professional fees	47,168
Custodian and accounting fees	43,448
Audit fee	28,090
Fund data services	12,969
Shareholders’ reports	9,731
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,040
Directors’ fees	8,400
Miscellaneous	9,522

Total expenses	206,967
Less: Fee waiver and/or expense reimbursement	(158,127)

Net expenses	48,840

NET INVESTMENT INCOME (LOSS)	(32,074)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(15,474)
Futures transactions	(177,742)

(193,216)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	131,471
Futures	(69,891)

61,580

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(131,636)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(163,710)

STATEMENT OF CHANGES IN NET ASSETS

January 02, 2024(a) through December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(32,074)
Net realized gain (loss) on investment transactions	(193,216)
Net change in unrealized appreciation (depreciation) on investments	61,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(163,710)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold (675,030 shares)	6,794,077
Portfolio shares purchased [139,505 shares]	(1,399,613)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,394,464

TOTAL INCREASE (DECREASE)	5,230,754
NET ASSETS:
Beginning of period	—

End of period	$5,230,754

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2035 (CONTINUED)

FINANCIAL HIGHLIGHTS

	January 02, 2024(a) through December 31, 2024
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)
Net realized and unrealized gain (loss) on investment	(0.17)

Total from investment operations	(0.23)

Net Asset Value, end of period	$9.77

Total Return(c)	(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5
Average net assets (in millions)	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)
Expenses before waivers and/or expense reimbursement	3.85	%(e)
Net investment income (loss)	(0.60	)%(e)
Portfolio turnover rate(f)	33%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 103.4%
ASSET-BACKED SECURITIES — 12.1%
Automobiles — 3.2%
American Credit Acceptance Receivables Trust,
Series 2023-03, Class B, 144A
6.090%	11/12/27	1,284	$1,287,090
Series 2024-04, Class C, 144A
4.910%	08/12/31	2,228	2,216,998
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,832,571
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	1,316	1,320,950
Series 2024-A, Class A2, 144A
5.300%	11/15/32	965	970,602
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	139	138,562
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,429,282
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,171,482
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	804,139
Series 2023-07A, Class A, 144A
5.900%	08/21/28	1,530	1,562,399
Series 2024-01A, Class A, 144A
5.360%	06/20/30	2,660	2,696,896
Series 2024-03A, Class A, 144A
5.230%	12/20/30	4,905	4,935,749
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	780	792,190
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	302	306,320
Bridgecrest Lending Auto Securitization Trust,
Series 2024-04, Class D
5.230%	08/15/30	2,250	2,234,899
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	1,618	1,628,209
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	832	841,456
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	1,264,320
CPS Auto Receivables Trust,
Series 2023-B, Class A, 144A
5.910%	08/16/27	828	829,585
Credit Acceptance Auto Loan Trust,
Series 2024-01A, Class A, 144A
5.680%	03/15/34	1,550	1,569,943
DT Auto Owner Trust,
Series 2023-02A, Class B, 144A
5.410%	02/15/29	1,180	1,182,787
Series 2023-02A, Class D, 144A
6.620%	02/15/29	2,000	2,042,382

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	$1,670,902
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,626	1,639,868
Series 2024-01, Class A3, 144A
5.160%	09/20/30	645	651,888
Exeter Automobile Receivables Trust,
Series 2023-03A, Class B
6.110%	09/15/27	511	512,733
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,243,563
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	596,836
Series 2023-02, Class B, 144A
5.210%	05/15/28	1,482	1,484,800
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	381,641
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	968,519
Series 2023-01, Class A, 144A
4.850%	08/15/35	3,600	3,614,348
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,200	2,239,928
Series 2024-01, Class A, 144A
4.870%	08/15/36	4,500	4,507,347
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	2,700	2,712,948
GLS Auto Receivables Issuer Trust,
Series 2024-04A, Class B, 144A
4.890%	04/16/29	1,045	1,042,716
Series 2024-04A, Class D, 144A
5.650%	07/15/30	3,025	3,011,546
GM Financial Consumer Automobile Receivables Trust,
Series 2024-01, Class B
5.160%	08/16/29	195	196,649
GM Financial Revolving Receivables Trust,
Series 2024-01, Class A, 144A
4.980%	12/11/36	1,300	1,311,066
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,219,805
Series 2023-03A, Class A, 144A
5.940%	02/25/28	4,470	4,541,450
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,543,768
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	5,259,275
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	124	122,965

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	$1,491,197
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	97	96,789
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29	35	34,638
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	916	911,219
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	737,168
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	217,051
Series 2023-01A, Class A, 144A
5.410%	11/14/29	7,540	7,618,704
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	274	276,151
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26	255	254,175
Series 2021-02, Class D
1.350%	07/15/27	1,629	1,613,427
Series 2023-01, Class B
4.980%	02/15/28	1,185	1,185,681
Series 2023-03, Class B
5.610%	07/17/28	2,015	2,033,448
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,118,076
Series 2023-04, Class C
6.040%	12/15/31	2,000	2,042,994
Series 2024-02, Class C
5.840%	06/17/30	500	509,843
Series 2024-05, Class D
5.140%	02/17/32	2,783	2,755,208
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	750	755,736
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,696,018
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	101,685
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	204,547
Series 2024-01A, Class B, 144A
5.380%	01/21/31	285	288,104
Tricolor Auto Securitization Trust,
Series 2024-01A, Class A, 144A
6.610%	10/15/27	720	726,389
Series 2024-03A, Class A, 144A
5.220%	06/15/28	774	775,816
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	198	197,105

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Westlake Automobile Receivables Trust,
Series 2023-01A, Class B, 144A
5.410%	01/18/28		665	$667,272
Series 2023-01A, Class D, 144A
6.790%	11/15/28		1,900	1,948,028
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		2,513	2,528,777
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		2,000	2,022,822
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29		1,140	1,144,753

				121,486,193

Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.590%(c)	07/16/36		655	654,556

Collateralized Loan Obligations — 4.6%
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.977%(c)	07/20/37		6,000	6,033,012
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
6.177%(c)	04/28/37		5,000	5,041,503
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.956%(c)	04/25/34	EUR	1,722	1,777,917
Apidos CLO Ltd. (Cayman Islands),
Series 2013-15A, Class A1RR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.889%(c)	04/20/31		220	220,443
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
7.117%(c)	10/21/36		3,375	3,397,053
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.964%(c)	07/18/30		370	369,968
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.817%(c)	05/17/31		727	727,322
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.917%(c)	03/09/34		8,250	8,261,967
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 0.000%)
6.073%(c)	10/22/30		153	153,017

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.779%(c)	04/15/31	EUR	2,081	$2,140,197
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.174%(c)	10/15/35	EUR	3,810	3,941,252
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.879%(c)	04/17/31		247	247,643
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-02A, Class A, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.146%(c)	04/25/37		1,800	1,815,237
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	01/20/35		3,040	3,045,952
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.058%(c)	07/15/34		2,708	2,712,471
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.987%(c)	10/25/33		3,430	3,435,962
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.907%(c)	10/20/37		8,750	8,791,373
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.012%(c)	07/18/37		6,750	6,789,080
Series 2022-06A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.047%(c)	10/17/36		3,170	3,201,952
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
5.859%(c)	04/17/31		235	235,608
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.888%(c)	10/15/30		291	291,747
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
6.042%(c)	10/22/37		8,500	8,546,464
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.017%(c)	10/20/36		4,570	4,609,410
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.056%(c)	04/15/34		2,083	2,086,892

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.986%(c)	04/25/34	EUR	1,042	$1,076,802
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.232%(c)	01/22/37		495	498,210
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.998%(c)	10/15/32		4,575	4,575,076
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.186%(c)	04/15/37		5,000	5,021,770
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.977%(c)	10/19/38		4,750	4,771,329
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.897%(c)	07/20/37		8,250	8,293,005
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.959%(c)	04/26/31		86	85,890
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
6.967%(c)	04/20/36		3,085	3,115,143
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.682%(c)	10/18/35		5,000	5,044,208
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		8,750	8,790,237
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.262%)
5.909%(c)	10/17/31		106	106,472
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.039%(c)	01/17/31		93	92,608
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.177%(c)	04/16/37		1,300	1,305,552
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.068%(c)	07/15/31		906	907,823
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.016%(c)	07/24/32		364	364,336

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	10/20/31		1,982	$1,985,949
RR Ltd. (Bermuda),
Series 2022-23A, Class A2R, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
7.306%(c)	10/15/35		4,575	4,618,453
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.467%(c)	10/20/37		9,000	9,064,598
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.979%(c)	07/20/34		7,000	7,011,309
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.949%(c)	01/26/31		394	394,208
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	07/15/34		3,130	3,134,379
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
5.939%(c)	07/20/32		250	250,518
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.916%(c)	04/25/30	EUR	1,589	1,644,885
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.714%(c)	02/20/30	EUR	4,082	4,220,934
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.959%(c)	04/20/33		244	244,200
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		2,083	2,083,462
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30		158	157,702
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.487%(c)	01/20/36		8,250	8,287,813
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.482%(c)	10/18/37		8,000	8,054,581
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		346	346,899

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		1,140	$1,141,055

				174,562,848

Consumer Loans — 1.1%
Affirm Asset Securitization Trust,
Series 2023-A, Class 1A, 144A
6.610%	01/18/28		1,595	1,596,036
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		2,500	2,519,513
Series 2024-A, Class A, 144A
5.610%	02/15/29		1,320	1,329,628
Series 2024-B, Class A, 144A
4.620%	09/15/29		3,595	3,574,991
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	4,125,197
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	75	52,195
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		160	153,474
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,706,946
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	171,353
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,279,021
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,818,015
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.358%(c)	06/16/36		1,756	1,759,706
Series 2022-02A, Class A, 144A
4.890%	10/14/34		1,803	1,804,343
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		4,000	4,080,228
Oportun Funding Trust,
Series 2024-03, Class B, 144A
5.480%	08/15/29		1,948	1,948,073
Series 2024-03, Class C, 144A
6.250%	08/15/29		1,207	1,209,361
Oportun Issuance Trust,
Series 2021-C, Class C, 144A
3.610%	10/08/31		1,762	1,717,085
Regional Management Issuance Trust,
Series 2022-01, Class C, 144A
4.460%	03/15/32		3,200	3,096,134
Republic Finance Issuance Trust,
Series 2024-B, Class A, 144A
5.420%	11/20/37		1,850	1,872,147

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45		2,762	$2,752,671
Series 2024-02A, Class B, 144A
6.340%	02/15/45		2,230	2,240,211

				42,806,328

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	718,799
Continental Finance Credit Card ABS Master Trust,
Series 2024-A, Class A, 144A
5.780%	12/15/32		2,450	2,457,418
Series 2024-A, Class B, 144A
6.220%	12/15/32		1,990	2,001,190
Mercury Financial Credit Card Master Trust,
Series 2024-02A, Class B, 144A
7.430%	07/20/29		2,500	2,541,850
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.608%(c)	07/15/32	GBP	1,700	2,128,690

				9,847,947

Equipment — 0.2%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,440	1,456,299
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	716,350
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		1,437	1,452,184
DLLMT LLC,
Series 2024-01A, Class A4, 144A
4.980%	04/20/32		410	411,515
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,402,940
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32		945	960,206

				6,399,494

Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	05/25/34		122	115,692
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.953%(c)	03/25/43		57	56,458

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%	04/25/54	876	$884,872
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.933%(c)	01/25/34	313	300,854
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.353%(c)	04/25/34	157	151,101
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	08/25/33	99	99,558
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	827	830,041
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	880	890,953
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	253	252,842
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	243	243,977
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	82	82,368
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	1,793	1,776,383
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	1,908	1,891,339

			7,576,438

Manufactured Housing — 0.1%
Cascade MH Asset Trust,
Series 2024-MH01, Class A1, 144A
5.695%(cc)	11/25/56	2,894	2,905,837

Other — 2.3%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,302,958
AMSR Trust,
Series 2024-SFR02, Class D, 144A
4.150%	11/17/41	1,930	1,756,471
Series 2024-SFR02, Class E1, 144A
4.150%	11/17/41	3,439	3,103,184
Bridge Trust,
Series 2022-SFR01, Class E1, 144A
6.300%	11/17/37	3,000	2,990,564
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	906	884,735
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	391	370,799
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	592	591,906

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Compass Datacenters Issuer II LLC,
Series 2024-02A, Class A1, 144A
5.022%	08/25/49	1,855	$1,821,772
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	135	133,124
Series 2020-03, Class A, 144A
1.358%	08/15/53	637	613,574
DB Master Finance LLC,
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,027	1,709,539
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	1,993	1,799,728
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,626	1,583,006
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,103,643
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,816,000
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,188	3,013,893
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,149	1,125,455
Series 2022-SFR02, Class D, 144A
4.500%	07/17/39	2,500	2,418,257
FRTKL,
Series 2021-SFR01, Class E2, 144A
2.522%	09/17/38	3,000	2,816,172
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	662	659,773
Hilton Grand Vacations Trust,
Series 2024-03A, Class C, 144A
5.710%	08/27/40	2,613	2,612,946
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,054	3,846,268
Series 2021-02, Class D, 144A
2.652%	12/17/26	3,458	3,254,894
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	515	520,373
New Economy Assets Phase Sponsor LLC,
Series 2021-01, Class A1, 144A
1.910%	10/20/61	1,925	1,774,896
Progress Residential Trust,
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,434	5,267,746
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,785	3,657,684
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,659	3,471,715
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	631	575,784
Series 2021-SFR11, Class E1, 144A
3.378%	01/17/39	2,500	2,263,742

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Series 2022-SFR01, Class E1, 144A
3.930%	02/17/41		2,250		$2,040,507
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39		1,071		1,026,852
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48		3,400		3,345,484
Sierra Timeshare Receivables Funding LLC,
Series 2024-03A, Class C, 144A
5.320%	08/20/41		3,207		3,187,495
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48		1,925		1,948,100
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51		3,439		3,049,674
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39		5,076		4,937,501
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54		2,165		2,168,189
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51		3,088		2,627,413

					86,191,816

Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.053%(c)	02/25/34		26		25,561
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.687%(c)	10/25/34		65		62,930
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.503%(c)	11/25/34		5		5,608
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		3		2,823
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.928%(c)	06/25/34		58		56,905
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.298%(c)	01/25/35		65		62,540
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
5.642%(c)	09/25/34		238		243,102
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	1

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.349%(c)	03/15/26^	EUR	2,724	$2,102,062

				2,561,532

Student Loans — 0.1%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.802%(c)	07/25/51		42	41,786
Series 2021-C, Class B, 144A
2.720%	07/26/55		97	86,440
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,162	1,117,156
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		29	28,357
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		287	265,089
Series 2021-FA, Class A, 144A
1.110%	02/18/70		1,602	1,399,190
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62		1,400	1,165,864
Series 2021-CA, Class C, 144A
3.360%	04/20/62		100	82,822
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		328	313,193
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,246	1,185,854

				5,685,751

TOTAL ASSET-BACKED SECURITIES (cost $464,108,050)				460,678,740

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.437%(cc)	12/05/38		1,330	1,424,829
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37		3,000	11,773
ARZ Trust,
Series 2024-BILT, Class A, 144A
5.772%	06/11/29		1,270	1,284,146
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60		1,715	1,666,127
Series 2018-BNK11, Class A2
3.784%	03/15/61		4,162	4,007,102
Series 2019-BN16, Class A4
4.005%	02/15/52		1,800	1,721,338
Series 2019-BN18, Class A2
3.474%	05/15/62		975	972,895
Series 2019-BN20, Class A2
2.758%	09/15/62		3,540	3,191,304

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	$2,416,992
Series 2019-BN22, Class A3
2.726%	11/15/62	3,800	3,414,151
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,059	1,957,947
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,048,402
Series 2020-BN25, Class A4
2.399%	01/15/63	4,800	4,245,682
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,850,715
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,269,482
Series 2022-BNK39, Class XA, IO
0.419%(cc)	02/15/55	20,295	498,811
Series 2022-BNK40, Class A4
3.393%(cc)	03/15/64	460	409,561
Series 2023-BNK45, Class XA, IO
0.995%(cc)	02/15/56	5,818	337,118
Series 2023-BNK46, Class XA, IO
0.617%(cc)	08/15/56	9,308	347,936
Series 2024-BNK47, Class XA, IO
0.822%(cc)	06/15/57	11,265	670,243
Series 2024-BNK48, Class XA, IO
1.148%(cc)	10/15/57	8,974	764,532
BANK5,
Series 2023-05YR04, Class XA, IO
1.005%(cc)	12/15/56	3,277	110,308
Series 2024-5YR10, Class A3
5.302%	10/15/57	4,400	4,420,768
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.317%(c)	03/15/37	6,435	6,089,119
Series 2019-C03, Class XA, IO
1.309%(cc)	05/15/52	1,488	66,141
Series 2019-C04, Class A4
2.661%	08/15/52	2,532	2,326,459
Series 2021-C10, Class XA, IO
1.213%(cc)	07/15/54	22,618	1,285,453
Series 2024-C24, Class XA, IO
1.625%(cc)	02/15/57	8,093	828,343
Series 2024-C26, Class XA, IO
1.014%(cc)	05/15/57	11,949	902,481
Series 2024-C28, Class XA, IO
1.111%(cc)	09/15/57	7,793	624,124
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	8,466	8,105,601
Series 2019-B09, Class AAB
3.933%	03/15/52	1,733	1,707,362
Series 2019-B10, Class A3
3.455%	03/15/62	693	653,044
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,547,449

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	$1,280,603
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,260,055
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,456,687
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,363,364
Series 2021-B28, Class XA, IO
1.262%(cc)	08/15/54	1,380	79,451
Series 2023-B39, Class XA, IO
0.573%(cc)	07/15/56	19,921	765,454
Series 2023-B40, Class XA, IO
1.172%(cc)	12/15/56	5,443	337,093
Series 2024-V10, Class A3
5.277%	09/15/57	3,400	3,411,423
BMO Mortgage Trust,
Series 2024-C09, Class XA, IO
0.861%(cc)	07/15/57	11,073	738,383
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, 144A, 1 Month SOFR + 1.921% (Cap N/A, Floor 1.921%)
6.318%(c)	08/15/41	4,665	4,685,393
BPR Trust,
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	1,455	1,450,287
BX Commercial Mortgage Trust,
Series 2024-BIO02, Class D, 144A
7.713%(cc)	08/13/41	470	460,614
BX Trust,
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,156,363
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
6.487%(c)	03/15/41	915	917,826
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	557,383
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,832,144
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,668,898
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	3,674	3,582,849
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,442,919
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,079	4,058,451
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	984,726
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,434,481
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,481,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	$1,848,052
Series 2019-GC41, Class XA, IO
1.032%(cc)	08/10/56	27,238	940,698
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,882,197
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,682,714
Commercial Mortgage Trust,
Series 2015-03BP, Class XA, IO, 144A
0.060%(cc)	02/10/35	42,385	9,660
Series 2015-CR25, Class XA, IO
0.781%(cc)	08/10/48	533	987
Series 2015-CR26, Class A3
3.359%	10/10/48	3,858	3,832,710
Series 2015-LC21, Class A3
3.445%	07/10/48	2,329	2,321,266
Series 2015-LC23, Class A3
3.521%	10/10/48	2,760	2,727,660
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,351,030
Series 2019-GC44, Class A4
2.698%	08/15/57	11,660	10,490,550
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,640	1,688,193
Series 2024-CBM, Class A2, 144A
5.867%(cc)	12/10/41	3,115	3,150,052
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	139,991
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	958	956,384
Series 2016-C06, Class XA, IO
1.853%(cc)	01/15/49	1,051	14,442
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,505,679
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,371,002
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	67,346
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,116,625
DC Trust,
Series 2024-HLTN, Class A, 144A
5.727%(cc)	04/13/40	995	1,001,439
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	166,017
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,634,327
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
5.843%(cc)	01/15/41	770	778,310

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25	11,281	$47,911
Series K055, Class X1, IO
1.326%(cc)	03/25/26	5,137	67,518
Series K097, Class X1, IO
1.088%(cc)	07/25/29	10,260	423,605
Series K118, Class X1, IO
0.953%(cc)	09/25/30	8,022	351,893
Series K162, Class X1, IO
0.370%(cc)	12/25/33	5,859	172,957
Series K164, Class X1, IO
0.282%(cc)	05/25/34	10,049	252,002
Series K517, Class A2
5.355%(cc)	01/25/29	2,246	2,295,051
Series K753, Class X1, IO
0.229%(cc)	10/25/30	7,365	108,916
Series Q001, Class XA, IO
2.089%(cc)	02/25/32	4,830	315,024
FREMF Mortgage Trust,
Series 2019-K088, Class B, 144A
4.384%(cc)	02/25/52	2,000	1,926,979
Series 2019-K097, Class C, 144A
3.767%(cc)	09/25/51	2,095	1,933,640
Series 2019-K099, Class B, 144A
3.647%(cc)	10/25/52	3,300	3,050,171
Series 2019-K102, Class C, 144A
3.529%(cc)	12/25/51	3,868	3,496,852
Government National Mortgage Assoc.,
Series 2022-113, Class Z
2.000%	09/16/61	3,574	1,841,400
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	469,787
Series 2024-70P, Class A, 144A
5.310%(cc)	03/10/41	4,560	4,527,911
GS Mortgage Securities Trust,
Series 2015-GS01, Class A3
3.734%	11/10/48	110	108,153
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,355,014
Series 2019-GC38, Class AAB
3.835%	02/10/52	2,713	2,664,164
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	4,073,897
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
5.876%(cc)	05/10/39	1,065	1,070,558
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,867,585
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	403,374
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
7.445%(c)	07/15/36	500	483,953

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	$1,922,076
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.323%	10/15/48	95	94,743
Series 2016-C32, Class XA, IO
0.642%(cc)	12/15/49	4,319	43,574
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,212,233
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	730,386
Series 2017-H01, Class XD, IO, 144A
2.142%(cc)	06/15/50	700	31,564
Series 2019-H07, Class A3
3.005%	07/15/52	1,081	991,576
Series 2019-L02, Class A4
4.071%	03/15/52	252	240,559
MSWF Commercial Mortgage Trust,
Series 2023-02, Class XA, IO
0.907%(cc)	12/15/56	7,054	433,026
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	298,463
NJ Trust,
Series 2023-GSP, Class A, 144A
6.481%(cc)	01/06/29	1,880	1,956,414
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 144A
5.567%(cc)	07/15/39	1,220	1,224,192
RFM Reremic Trust,
Series 2024-FRR02, Class A123, 144A
2.011%(cc)	02/27/54	2,000	1,592,951
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	3,550	3,540,103
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	4,425	4,470,696
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	1,390	1,410,845
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,043,641
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	419,905
TYSN Mortgage Trust,
Series 2023-CRNR, Class A, 144A
6.580%(cc)	12/10/33	3,465	3,613,160
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	769,149

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C05, Class A4
3.212%	11/15/50	2,687	$2,576,291
Series 2017-C06, Class A4
3.320%	12/15/50	1,882	1,805,504
Series 2018-C12, Class A4
4.030%	08/15/51	2,382	2,313,866
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,961,747
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)
7.337%(c)	11/15/41	2,215	2,217,074
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,266,383
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,395,941
Series 2017-C38, Class A4
3.190%	07/15/50	2,093	2,011,503
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	3,047,552
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36	150	133,682
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,680,981
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,185,477
Series 2024-C63, Class XA, IO
1.005%(cc)	08/15/57	14,262	1,073,007

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $262,169,595)			252,278,381

CORPORATE BONDS — 26.0%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	1,025	1,026,964
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	651	631,225
2.950%	02/01/30	115	102,597
3.100%	05/01/26	38	37,050
3.200%	03/01/29(a)	2,432	2,240,992
3.250%	02/01/35	234	186,577
3.550%	03/01/38	151	114,133
3.900%	05/01/49	66	45,827
5.150%	05/01/30	815	804,323
5.705%	05/01/40	2,855	2,718,919
5.930%	05/01/60	1,339	1,234,129
6.388%	05/01/31	340	355,475
6.528%	05/01/34	215	225,224
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.050%	06/01/29	1,100	1,100,226
5.054%	04/27/45	106	97,055
5.350%	06/01/34	1,104	1,101,776

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.500%	08/15/54	276	$265,072
5.600%	07/31/53	240	232,795
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40	280	267,680
5.250%	05/01/50	508	475,825
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	320,669
3.030%	03/15/52	450	284,222
4.125%	11/16/28	1,193	1,161,844
4.500%	06/01/42	475	411,536
5.750%	11/08/26	600	610,763
6.000%	03/15/31	340	356,686

			16,409,584

Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
6.875%	11/01/33	940	1,018,935
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	1,440	1,243,789
4.540%	08/15/47	898	711,669
5.834%	02/20/31	860	879,164
6.000%	02/20/34	225	230,927
Bunge Ltd. Finance Corp.,
Gtd. Notes
2.750%	05/14/31	2,000	1,728,263
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	1,050	866,746
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/27	1,230	1,219,761
4.500%	03/20/42	117	100,994
4.750%	11/01/31	550	537,923
4.875%	02/15/28	526	527,156
5.125%	02/15/30	4,630	4,656,351
5.250%	02/13/34	170	168,179
5.375%	02/15/33	310	310,590
5.625%	09/07/33	1,405	1,427,144
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,345	1,348,080
7.000%	08/04/41	264	273,502

			17,249,173

Airlines — 0.2%
American Airlines 2015-2 Class A Pass Through Trust,
Pass-Through Certificates
4.000%	03/22/29	1,792	1,722,580
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	109	105,002

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	105	$101,255
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	184	173,592
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	318	317,300
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	425	422,434
4.750%	10/20/28	1,168	1,151,263
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	387	390,037
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	114	112,845
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	85	81,869
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	73	69,337
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	624	582,552
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	113	105,416
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	282	248,239
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	495	486,525
4.625%	04/15/29	109	103,611

			6,173,857

Apparel — 0.0%
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.100%	03/11/30	465	460,062
5.500%	03/11/35	420	408,508

			868,570

Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25	1,995	1,986,927
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	622,831
4.125%	08/17/27	1,850	1,790,313
4.271%	01/09/27	200	195,908
5.125%	11/05/26	1,005	1,004,208

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,611	$1,507,840
5.150%	04/01/38	156	143,554
5.600%	10/15/32(a)	230	232,035
6.125%	10/01/25	232	233,791
6.250%	10/02/43	490	485,609
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	149	146,887
4.300%	07/13/25	538	536,135
4.350%	04/09/25	512	510,959
4.350%	01/17/27	186	183,840
Sr. Unsec’d. Notes
2.900%	02/26/25	159	158,436
5.000%	04/09/27	500	500,335
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,303,621
5.300%	06/24/29(a)	2,950	2,958,229
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	1,460	1,423,368

			16,924,826

Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29	2,284	2,210,649
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	51	50,681
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	367	341,191
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,025	2,813,966

			5,416,487

Banks — 8.3%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
5.515%(ff)	12/03/35	1,300	1,270,461
Sub. Notes, 144A, MTN
4.750%	07/28/25	1,000	995,227
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	2,500	2,610,623
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25	1,000	991,023
4.175%(ff)	03/24/28	200	195,673
5.538%(ff)	03/14/30	800	803,373
Sr. Preferred Notes
5.439%	07/15/31	600	598,031

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	2,797	$2,332,643
2.572%(ff)	10/20/32	1,317	1,108,868
2.592%(ff)	04/29/31	8,081	7,102,873
2.687%(ff)	04/22/32	3,970	3,413,674
4.571%(ff)	04/27/33	1,300	1,236,694
5.468%(ff)	01/23/35(a)	815	817,421
5.933%(ff)	09/15/27	875	890,345
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	272,957
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	380	373,754
1.898%(ff)	07/23/31	11,123	9,360,351
1.922%(ff)	10/24/31	430	358,837
2.496%(ff)	02/13/31	1,402	1,230,790
2.972%(ff)	02/04/33	1,356	1,166,008
3.194%(ff)	07/23/30	1,496	1,377,005
3.824%(ff)	01/20/28	912	893,098
3.970%(ff)	03/05/29	1,584	1,535,718
3.974%(ff)	02/07/30	424	406,483
4.083%(ff)	03/20/51	335	261,693
4.271%(ff)	07/23/29	211	205,452
4.330%(ff)	03/15/50	517	421,502
4.376%(ff)	04/27/28	470	464,733
5.000%	01/21/44	1,003	937,270
Sub. Notes
2.482%(ff)	09/21/36	780	635,337
5.518%(ff)	10/25/35	905	888,621
Sub. Notes, MTN
4.250%	10/22/26	15	14,868
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,500	2,520,181
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27(a)	1,385	1,326,749
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30	390	389,860
5.060%(ff)	07/22/32	1,090	1,087,531
5.188%(ff)	03/14/35	785	776,233
6.317%(ff)	10/25/29(a)	1,005	1,055,687
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27(a)	2,085	1,984,225
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.951%	03/11/27	1,355	1,304,827
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	4,550	4,460,283
5.690%(ff)	03/12/30	1,530	1,545,256
6.036%(ff)	03/12/55	1,500	1,500,986
7.385%(ff)	11/02/28	800	846,623
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	301,217

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	3,497	$3,364,923
2.219%(ff)	06/09/26	397	391,852
2.871%(ff)	04/19/32	965	821,420
3.132%(ff)	01/20/33	1,650	1,403,414
4.400%	08/14/28	530	516,551
5.198%(ff)	01/10/30	728	721,903
5.283%(ff)	11/19/30	1,445	1,429,698
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29	1,490	1,487,617
5.176%(ff)	01/09/30	460	457,753
5.894%(ff)	12/05/34	1,290	1,316,380
Sub. Notes, 144A
5.906%(ff)	11/19/35	900	875,209
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.625%	09/12/28	495	481,606
6.714%(ff)	10/19/29	3,470	3,604,770
7.003%(ff)	10/19/34(a)	1,165	1,241,191
Sub. Notes, 144A
6.508%(ff)	01/18/35	1,765	1,763,613
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	1,460	1,471,232
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,400	1,420,282
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	112,487
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,777	3,200,491
2.572%(ff)	06/03/31	4,598	4,007,259
2.666%(ff)	01/29/31	640	565,526
3.520%(ff)	10/27/28	1,240	1,192,619
3.668%(ff)	07/24/28	948	917,812
3.785%(ff)	03/17/33	1,500	1,347,622
3.887%(ff)	01/10/28	1,057	1,035,529
4.075%(ff)	04/23/29	460	446,286
4.650%	07/30/45(a)	458	398,845
4.650%	07/23/48	130	111,548
4.658%(ff)	05/24/28	1,965	1,951,374
4.910%(ff)	05/24/33(a)	530	511,641
5.174%(ff)	02/13/30	510	509,212
5.449%(ff)	06/11/35	1,510	1,498,260
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	4,086,436
Sub. Notes
4.450%	09/29/27	964	950,635
4.600%	03/09/26	225	224,383
4.750%	05/18/46	22	19,180
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.718%(ff)	07/23/32	1,275	1,278,725
5.841%(ff)	01/23/30	666	675,869
6.645%(ff)	04/25/35	145	152,922

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28	640	$620,459
3.758%(ff)	04/06/33	1,000	896,858
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28	2,090	2,061,729
5.335%(ff)	01/10/30(a)	2,000	1,998,744
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,000	2,025,876
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	1,825	1,778,105
2.311%(ff)	11/16/27	545	517,970
5.403%(ff)	09/11/35(a)	1,275	1,203,140
6.720%(ff)	01/18/29	525	544,465
6.819%(ff)	11/20/29	2,500	2,615,294
Sr. Non-Preferred Notes, SOFR + 1.219%
5.701%(c)	11/16/27	715	712,307
Sr. Preferred Notes
4.162%	05/13/25	1,095	1,091,551
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29	1,305	1,308,291
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	9,303,927
1.948%(ff)	10/21/27	190	180,254
2.383%(ff)	07/21/32	2,595	2,167,529
2.600%	02/07/30	310	274,409
2.615%(ff)	04/22/32	2,689	2,292,001
2.640%(ff)	02/24/28	4,335	4,132,716
2.908%(ff)	07/21/42	165	114,559
3.500%	04/01/25	45	44,829
3.500%	11/16/26	940	918,987
3.615%(ff)	03/15/28	1,645	1,598,981
3.814%(ff)	04/23/29	910	875,048
3.850%	01/26/27	803	788,306
4.223%(ff)	05/01/29	521	507,199
4.482%(ff)	08/23/28	2,077	2,052,753
4.692%(ff)	10/23/30	840	822,810
5.016%(ff)	10/23/35	555	532,349
5.049%(ff)	07/23/30	1,240	1,233,360
5.727%(ff)	04/25/30	560	571,753
6.250%	02/01/41	629	662,477
Sub. Notes
4.250%	10/21/25	872	867,676
6.750%	10/01/37	335	359,508
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	2,145	1,925,894
2.804%(ff)	05/24/32	989	840,179
2.848%(ff)	06/04/31	417	366,066
5.286%(ff)	11/19/30	2,715	2,694,577
5.402%(ff)	08/11/33	2,275	2,244,631
5.733%(ff)	05/17/32(a)	355	356,137

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.887%(ff)	08/14/27	1,135	$1,151,312
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28(a)	3,360	3,323,011
5.272%(ff)	01/15/31	550	550,037
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
7.800%	11/28/53	570	636,854
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	540	518,541
2.182%(ff)	06/01/28	462	433,660
2.545%(ff)	11/08/32	995	839,484
2.580%(ff)	04/22/32	655	562,212
2.739%(ff)	10/15/30	508	457,247
2.947%(ff)	02/24/28(a)	2,070	1,989,762
2.963%(ff)	01/25/33	2,910	2,515,791
3.540%(ff)	05/01/28	1,184	1,149,762
3.702%(ff)	05/06/30	62	58,703
3.782%(ff)	02/01/28	1,057	1,034,169
4.005%(ff)	04/23/29	5,020	4,866,249
4.505%(ff)	10/22/28	1,300	1,288,505
4.946%(ff)	10/22/35	225	216,955
4.995%(ff)	07/22/30	265	263,985
5.299%(ff)	07/24/29	1,580	1,594,603
5.336%(ff)	01/23/35	3,445	3,425,823
5.581%(ff)	04/22/30	985	1,003,573
6.070%(ff)	10/22/27	865	885,310
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	205	207,212
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30	1,490	1,463,751
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	1,624	1,587,165
M&T Bank Corp.,
Sr. Unsec’d. Notes
7.413%(ff)	10/30/29(a)	550	589,164
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28(a)	1,470	1,454,378
5.400%	11/21/25	2,550	2,556,309
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.475%(ff)	02/22/31	1,500	1,524,237
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.778%(ff)	07/06/29	2,000	2,044,236
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	1,325	1,305,867
5.449%(ff)	07/20/29	585	591,530
5.466%(ff)	01/18/35	1,500	1,492,287
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	265	219,480

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.699%(ff)	01/22/31	5,336	$4,738,464
3.875%	01/27/26	279	276,823
4.431%(ff)	01/23/30	4,426	4,312,043
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	10,260	8,374,878
1.928%(ff)	04/28/32	225	184,297
2.511%(ff)	10/20/32	220	184,202
3.591%(ff)(cc)	07/22/28	428	412,786
3.622%(ff)	04/01/31	1,080	1,001,989
5.656%(ff)	04/18/30	650	661,994
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,444,780
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	607,427
5.516%(ff)	09/30/28	3,800	3,843,269
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28(a)	1,830	1,839,825
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	700	681,696
5.582%(ff)	06/12/29	1,300	1,321,717
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
5.150%	02/01/34(a)	350	345,948
Sr. Unsec’d. Notes, MTN
3.875%	05/04/32	440	404,802
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27	1,395	1,323,863
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	980	929,840
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	1,350	1,347,712
6.066%(ff)	01/19/35	1,090	1,072,641
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	3,650	3,470,201
5.250%	02/19/27	817	816,103
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30(a)	3,140	3,073,966
5.905%(ff)	05/14/35	210	210,061
7.767%(ff)	11/16/28(a)	1,505	1,607,536
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	4,105,019
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.800%	03/10/27	4,540	4,352,552
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	1,000	970,723
7.161%(ff)	10/30/29	840	897,656
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	532,256

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.836%(ff)	06/12/34	170	$173,310
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	4,069,456
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,070	1,075,690
7.500%	02/15/28	1,090	1,166,681
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	348,450
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	764,194
2.193%(ff)	06/05/26	1,505	1,486,187
2.746%(ff)	02/11/33	330	275,398
3.091%(ff)	05/14/32	2,077	1,806,990
4.194%(ff)	04/01/31	2,171	2,050,816
4.253%	03/23/28	607	590,058
5.428%(ff)	02/08/30	905	910,177
6.246%(ff)	09/22/29	1,065	1,102,812
6.442%(ff)	08/11/28	1,705	1,762,544
6.537%(ff)	08/12/33	2,825	2,987,437
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	545	538,247
5.499%(ff)	01/23/35(a)	2,175	2,162,062
6.303%(ff)	10/23/29	525	545,792
6.491%(ff)	10/23/34	695	738,148
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	7,967,899
2.879%(ff)	10/30/30	2,302	2,077,306
3.350%(ff)	03/02/33	4,120	3,608,439
4.808%(ff)	07/25/28	1,660	1,653,651
4.897%(ff)	07/25/33	1,900	1,835,971
5.013%(ff)	04/04/51	1,553	1,384,594
5.574%(ff)	07/25/29	2,915	2,958,089
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	1,895	1,936,511

			315,463,985

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,452	1,322,599
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	790	789,343
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	189,982
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	300	274,319
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/30(a)	180	153,400

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
2.750%	03/19/30	29	$26,342

			2,755,985

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	122,520
5.150%	11/15/41	855	792,911
5.250%	03/02/33	2,390	2,373,128
5.750%	03/02/63	955	916,103
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.250%	04/27/32	450	422,158
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	213	187,858
4.800%	11/15/29	1,025	1,023,201
5.250%	10/15/33(a)	1,305	1,308,701
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,300	1,082,316
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31	825	674,524

			8,903,420

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	500	359,208
Trane Technologies Financing Ltd.,
Gtd. Notes
3.800%	03/21/29	285	272,933
5.100%	06/13/34	242	238,979
5.250%	03/03/33	750	751,474

			1,622,594

Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
8.500%	01/12/31	1,320	1,318,020
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27	825	837,768
6.600%	11/15/28	525	537,245
6.800%	11/15/30	400	413,849
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	750	728,345
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	550	551,892
5.419%	11/15/48	200	198,885
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	1,710	1,726,477

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		609	$620,267
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28		825	874,875
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		950	912,295
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		1,514	1,321,427

				10,041,345

Commercial Services — 0.2%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		1,000	896,912
4.625%	10/01/27		925	877,816
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		350	357,667
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	209	212,637
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.319%	12/04/28		1,800	1,874,220
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		425	478,776
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	629,347
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		457	455,296
2.900%	05/15/30		600	534,346
4.950%	08/15/27		1,630	1,632,640
S&P Global, Inc.,
Gtd. Notes
2.900%	03/01/32		600	523,166
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29		600	606,960

				9,079,783

Computers — 0.2%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31		2,270	2,182,244
4.500%	10/04/34		460	437,289
CGI, Inc. (Canada),
Sr. Unsec’d. Notes
1.450%	09/14/26		1,000	945,569

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29	1,250	$1,262,801
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.000%	10/15/34(a)	1,300	1,250,396
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	2,090	1,986,705
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	400	432,725

			8,497,729

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	780	757,348
3.375%	03/24/29	510	479,394
3.625%	03/24/32	400	362,177

			1,598,919

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,106,854
3.000%	10/29/28	3,829	3,542,094
3.300%	01/30/32	910	791,516
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	415,633
Sr. Unsec’d. Notes
5.850%	11/05/27	1,870	1,927,289
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	3,500	3,240,090
4.950%	01/15/28	700	693,616
5.150%	01/15/30	1,045	1,012,950
5.750%	03/01/29	3,000	3,026,520
BlackRock Funding, Inc.,
Gtd. Notes
4.900%	01/08/35	450	440,016
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	475	448,916
2.636%(ff)	03/03/26	2,030	2,021,077
4.927%(ff)	05/10/28	1,090	1,086,186
6.312%(ff)	06/08/29	708	731,306
7.624%(ff)	10/30/31	1,985	2,189,971
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	895,834
6.136%(ff)	08/24/34	180	188,703
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34	1,540	1,759,231

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27	890	$900,848
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.150%	03/17/30	3,000	2,923,381
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	195	193,791
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,260,937
5.783%	07/03/34(a)	1,100	1,112,713
6.070%	07/12/28	2,000	2,057,858
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	269,762
OneMain Finance Corp.,
Gtd. Notes
6.625%	05/15/29	585	592,159
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	438,215
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	288,648
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,309,801

			38,865,915

Electric — 3.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	527,547
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30(a)	5,000	4,279,516
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	63,069
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	326,836
3.750%	03/01/45(a)	187	143,272
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,610,973
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	440,348
Arizona Public Service Co.,
Sr. Unsec’d. Notes
6.350%	12/15/32	350	369,875
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.650%	06/01/54	1,740	1,717,808

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	$36,782
5.000%	02/01/31	60	56,456
5.125%	03/15/28	1,253	1,215,122
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	226,659
General Ref. Mortgage
3.950%	03/01/48	366	281,194
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	1,490	1,506,854
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	310	277,903
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,170	764,290
5.500%	03/15/34	270	274,867
5.500%	03/15/55	780	751,531
5.700%	05/15/54	540	537,181
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30(a)	194	180,389
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	117,871
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54(a)	1,000	973,406
5.800%	03/01/33	1,800	1,840,547
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	592	658,105
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,195,946
Duke Energy Carolinas LLC,
First Mortgage
3.550%	03/15/52	220	154,613
3.700%	12/01/47	161	119,080
3.950%	03/15/48	142	108,915
First Ref. Mortgage
3.750%	06/01/45	187	143,058
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	455,425
2.550%	06/15/31	4,554	3,892,933
3.500%	06/15/51	255	172,438
4.300%	03/15/28	1,100	1,083,009
4.500%	08/15/32	280	266,732
5.000%	08/15/52	490	427,698
5.450%	06/15/34	535	534,180
5.800%	06/15/54	275	268,356
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	165	139,843

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	$224,954
5.550%	03/15/54	1,115	1,078,151
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	310,046
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53	125	128,898
Sr. Unsec’d. Notes
4.125%	03/15/28	410	397,548
4.950%	04/15/25	458	457,549
5.250%	11/15/28	1,205	1,207,095
5.250%	03/15/32(a)	255	252,380
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,380	1,139,573
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.625%	07/12/26	4,210	4,005,114
Entergy Arkansas LLC,
First Mortgage
2.650%	06/15/51(a)	2,000	1,183,311
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,464,033
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	547,727
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	430	450,962
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	443,558
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	1,725	1,568,770
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	1,252,790
4.600%	07/01/27	1,595	1,583,992
5.125%	05/15/33	1,395	1,355,614
5.450%	03/01/28	1,795	1,817,913
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%(cc)	07/15/27	305	297,421
Sr. Unsec’d. Notes, Series C
4.850%(cc)	07/15/47	410	348,674
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	451,839
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	114,951

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/30	880	$865,694
4.700%	05/15/32	1,040	1,013,130
4.950%	05/17/33	315	308,768
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	476,974
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,780	2,484,546
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
5.100%	01/15/35	525	512,431
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,195,294
4.800%	09/15/43	1,105	992,525
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	117,471
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	2,361,553
5.850%	02/15/34	215	219,856
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.602%	06/12/28	270	275,368
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	3,145	2,721,298
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	123	111,552
3.625%	02/15/31	503	439,367
3.875%	02/15/32	480	417,600
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/34	425	427,631
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	735	647,120
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	650	650,418
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	246,353
5.000%	06/01/33	1,820	1,762,019
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	754	703,193
2.500%	02/01/31	1,350	1,155,569
4.300%	03/15/45	800	637,558
4.550%	07/01/30	2,620	2,537,099
4.950%	07/01/50	1,496	1,298,059
5.450%	06/15/27	3,987	4,032,311

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.900%	10/01/54	1,000	$990,118
6.150%	01/15/33	690	716,509
6.400%	06/15/33(a)	1,250	1,319,514
Sr. Sec’d. Notes
3.250%	06/01/31	484	429,077
PacifiCorp,
First Mortgage
5.350%	12/01/53	1,295	1,189,054
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	101,744
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	226,490
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,302	2,601,752
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,050	1,017,690
Public Service Electric & Gas Co.,
First Mortgage, MTN
5.450%	03/01/54	540	523,388
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.450%	04/01/34	330	329,372
5.850%	11/15/27	1,780	1,829,958
6.125%	10/15/33	600	625,827
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	1,208	1,132,620
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	190,798
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	867,325
3.650%	02/01/50	1,845	1,320,271
4.900%	06/01/26	495	496,157
5.200%	06/01/34(a)	1,925	1,905,094
5.750%	04/15/54	1,235	1,214,254
First Mortgage, Series D
4.700%	06/01/27	2,180	2,180,669
First Ref. Mortgage
4.000%	04/01/47	734	565,290
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,167,464
Sr. Unsec’d. Notes
4.850%	03/15/35	1,625	1,551,706
5.200%	06/15/33	550	544,002
5.700%	03/15/34	520	531,239
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	200,469

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	220	$217,655
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	2,125	2,079,913
5.000%	01/15/34	1,590	1,547,297
5.050%	08/15/34	335	326,948
5.350%	01/15/54	380	357,734
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	2,750	2,800,049
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	2,700	2,886,740
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	828,865
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	270	266,635
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	695	691,741
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	699,894

			119,305,569

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35	640	626,836
5.250%	03/01/54	215	201,770

			828,606

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	517,010
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	510,599
4.250%	10/31/26	1,386	1,351,378

			2,378,987

Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	1,000	936,838
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	500	509,163
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	1,170	1,088,465
4.279%	03/15/32	1,435	1,264,273
5.050%	03/15/42	1,415	1,135,654
5.141%	03/15/52	3,675	2,736,034
5.391%	03/15/62	1,270	934,723

			8,605,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.450%	02/15/31	525	$425,927
4.875%	04/01/29	440	439,135
5.200%	11/15/34	1,590	1,574,644
Veralto Corp.,
Gtd. Notes
5.500%	09/18/26	305	308,606
Waste Management, Inc.,
Gtd. Notes
4.950%	07/03/31	828	828,927
4.950%	03/15/35	1,130	1,099,632

			4,676,871

Foods — 0.2%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	750	721,065
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)	1,405	1,397,282
5.300%	10/01/26	1,315	1,328,048
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl,
Gtd. Notes
6.750%	03/15/34	850	901,061
Kellanova,
Sr. Unsec’d. Notes
5.250%	03/01/33	550	549,664
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34	330	319,815
5.500%	09/15/54	900	846,860
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	505	398,365
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/17/27	1,370	1,310,626
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31(a)	353	324,618
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29	205	207,316
5.700%	03/15/34	330	333,928

			8,638,648

Gas — 0.4%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33	1,490	1,560,290
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32	90	80,064
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)	3,170	3,133,644

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
4.866%	08/05/32		2,320	$2,200,976
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		251	251,456
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		460	376,317
3.600%	05/01/30		790	736,629
5.200%	07/01/29		1,335	1,344,640
5.350%	04/01/34		495	491,172
5.400%	06/30/33		520	519,090
Southern California Gas Co.,
First Mortgage
5.200%	06/01/33		382	380,251
5.600%	04/01/54		795	778,136
5.750%	06/01/53		590	587,129
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		1,389	1,197,173

				13,636,967

Healthcare-Products — 0.2%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.375%	12/06/32		470	470,326
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.550%	03/01/39		1,000	914,889
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		1,150	892,528
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27(a)		1,265	1,296,551
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	266,654
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes
2.032%	10/14/30		745	623,664
5.400%	03/20/34		360	356,649
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		1,525	1,529,598
5.600%	03/23/34		1,601	1,592,778
5.900%	04/30/54(a)		540	527,160
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	315	245,699

				8,716,496

Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		283	229,757
6.750%	12/15/37		469	494,575

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	$394,128
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,052	953,986
Sr. Unsec’d. Notes
3.200%	03/15/40	2,320	1,700,651
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	178,786
Sr. Sec’d. Notes
5.205%	12/01/31	1,180	1,175,632
5.318%	12/01/34	3,145	3,104,427
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	2,265	2,080,592
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	258,641
4.500%	10/30/26	720	718,538
4.550%	05/15/52	210	168,812
5.375%	06/15/34	425	420,995
HCA, Inc.,
Gtd. Notes
4.625%	03/15/52	1,800	1,406,315
5.450%	09/15/34	520	506,981
5.500%	06/15/47	656	595,481
5.600%	04/01/34	75	73,885
5.950%	09/15/54	350	332,774
6.100%	04/01/64	120	114,691
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	200	159,351
4.950%	10/01/44	176	149,062
5.750%	03/01/28	1,680	1,711,065
5.875%	03/01/33	350	351,130
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	200	203,237
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	955,057
Unsec’d. Notes, Series 2021
2.810%	06/01/41	985	697,298
Laboratory Corp. of America Holdings,
Gtd. Notes
4.350%	04/01/30	2,570	2,478,232
4.550%	04/01/32	1,015	970,768
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	810,372
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	149,695

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	$162,838
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33	500	535,635
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	1,400	833,645
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32	215	206,977
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	257,929
4.625%	06/15/28	200	191,558
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	310	266,985
2.300%	05/15/31	200	170,074
2.750%	05/15/40	840	591,510
3.250%	05/15/51	168	110,789
3.875%	08/15/59	511	362,737
4.200%	05/15/32	635	598,299
4.750%	05/15/52	495	424,727
4.950%	05/15/62	310	267,344
5.050%	04/15/53	800	716,324
5.375%	04/15/54	1,695	1,588,314
5.700%	10/15/40	246	246,294
5.750%	07/15/64	25	24,310
6.050%	02/15/63	255	260,286

			31,361,489

Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	875	886,349
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	177,750
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	350,595
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	372	343,170
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	249,569
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	274	261,986
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	301,172

			2,570,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	190	$190,658
6.625%	05/15/32	95	95,642

			286,300

Insurance — 0.7%
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34	1,710	1,709,049
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
4.850%	12/15/29	165	164,222
Athene Global Funding,
Sec’d. Notes, 144A
4.721%	10/08/29	1,650	1,608,499
5.684%	02/23/26	2,670	2,691,748
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	2,135	1,793,551
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	461,337
CNO Global Funding,
Sec’d. Notes, 144A, MTN
4.875%	12/10/27	1,005	1,000,880
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	1,330	1,325,404
Corebridge Global Funding,
Sec’d. Notes, 144A
4.900%	12/03/29	785	779,674
5.200%	06/24/29	1,290	1,295,581
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	1,820	1,644,854
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	335	328,249
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	739,977
6.000%	12/07/33	2,760	2,844,876
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	1,960
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	465,170
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	135,063
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	756	651,797
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	467,564

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	$1,181,858
Protective Life Global Funding,
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	300	301,866
RGA Global Funding,
Sec’d. Notes, 144A
5.448%	05/24/29(a)	950	961,737
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	336,119
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	583,102
6.850%	12/16/39	50	55,436
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	1,425	1,297,250
4.650%	06/15/27	1,965	1,960,683

			26,787,506

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	313	186,559
3.875%	08/22/37	501	442,908
4.250%	08/22/57	145	118,510
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	1,350	1,308,722
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34	125	119,298

			2,175,997

Investment Companies — 0.0%
Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A
5.700%	03/15/28	700	699,959

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	205	202,730
7.375%	05/01/33	125	122,942
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	400	368,046
3.250%	10/15/50	800	525,411

			1,219,129

Leisure Time — 0.1%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,325	1,319,369

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	705	$672,578

			1,991,947

Lodging — 0.1%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	208	202,215
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	322	313,646
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	279,781
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	396	391,050
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	875	873,544

			2,060,236

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
4.700%	11/15/29	1,575	1,569,519

Machinery-Diversified — 0.2%
AGCO Corp.,
Gtd. Notes
5.450%	03/21/27	325	328,081
5.800%	03/21/34(a)	85	85,440
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	841	874,626
CNH Industrial Capital LLC,
Gtd. Notes
4.500%	10/08/27	2,855	2,827,158
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	1,782	1,583,724
5.125%	11/19/31	280	280,218

			5,979,247

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	538	528,427
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	80	70,522
3.750%	02/15/28	295	280,964
3.850%	04/01/61(a)	909	548,739
3.900%	06/01/52	1,595	1,026,294
3.950%	06/30/62	235	143,084

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.400%	12/01/61	512	$340,092
5.050%	03/30/29	2,446	2,398,476
5.125%	07/01/49	240	188,787
5.375%	05/01/47	246	201,007
5.500%	04/01/63	480	381,262
6.550%	06/01/34	190	194,263
6.834%	10/23/55	171	166,736
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	203,205
2.800%	01/15/51	604	359,163
2.887%	11/01/51	1,325	798,746
3.400%	04/01/30	340	315,167
3.750%	04/01/40	1,716	1,380,122
3.969%	11/01/47	1,499	1,139,374
3.999%	11/01/49	274	207,204
4.000%	08/15/47	793	605,359
4.150%	10/15/28	207	201,947
4.250%	10/15/30	526	507,145
4.250%	01/15/33	292	272,390
4.800%	05/15/33	420	408,144
5.100%	06/01/29	1,265	1,276,748
5.650%	06/01/54	325	314,331
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34(a)	4,085	3,945,980
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	138	116,278
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	350	311,269
4.125%	05/15/29	174	162,286
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43	1,088	792,730
4.950%	05/19/50	285	215,069
5.850%	09/01/43(a)	286	246,669
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.875%	11/15/40	684	611,252
6.550%	05/01/37	1,117	1,076,498
6.750%	06/15/39	979	959,959
7.300%	07/01/38	1,490	1,517,673

			24,413,361

Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.875%	03/16/29	1,080	1,021,615
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	105	102,918
5.750%	05/01/43	17	16,730
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33(a)	1,230	1,207,324
5.250%	09/08/33	520	521,428

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30	36	$34,885
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	585	505,171
5.371%	04/04/29	2,330	2,347,962
5.634%	04/04/34	372	370,507
6.375%	10/06/30	700	733,172
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,195	1,189,697
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33	910	959,688
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	1,587	1,437,425
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	93	91,295

			10,539,817

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	158	133,269
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	11/21/44	400	342,580

			475,849

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,180	1,184,579
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	421,446

			1,606,025

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	3,356,846

Oil & Gas — 1.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,101	3,548,425
Sr. Unsec’d. Notes, 144A
5.800%	10/01/54	1,350	1,224,342
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	28	33,823
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	900	894,927

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	365	$312,396
3.000%	02/24/50(a)	882	561,332
4.812%	02/13/33	1,110	1,071,004
4.893%	09/11/33	670	648,479
5.227%	11/17/34	2,045	2,013,411
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	369	365,310
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,203,242
5.400%	06/15/47	111	98,616
6.750%	11/15/39	53	56,767
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	186	136,052
4.025%	03/15/62	1,475	1,068,344
4.300%	11/15/44	362	302,386
4.700%	01/15/30	830	821,017
5.300%	05/15/53	250	231,325
5.500%	01/15/55	875	831,006
5.550%	03/15/54	170	163,322
5.650%	01/15/65	450	425,892
5.700%	09/15/63	865	828,787
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	504	477,565
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	1,185	1,149,391
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	311	258,285
5.600%	07/15/41	506	468,019
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	290	225,145
5.750%	04/18/54	160	150,181
5.900%	04/18/64	460	432,080
6.250%	03/15/33	945	982,820
6.250%	03/15/53	160	159,855
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.750%	02/01/32	1,070	1,039,505
8.625%	01/19/29	1,380	1,461,627
8.875%	01/13/33	372	377,658
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	95	88,082
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	1,835	1,821,614
5.950%	05/15/54	890	857,566

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.650%	12/01/54		510	$499,983
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		560	498,692
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40		905	724,927
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51		205	144,161
4.114%	03/01/46		534	432,627
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		1,188	1,315,312
7.300%	08/15/31		995	1,105,012
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		103	98,267
6.000%	02/01/31		103	95,643
6.250%	04/15/32		625	575,403
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		500	518,447
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.600%	03/15/46		981	992,415
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33		1,100	1,125,995
7.375%	11/01/31		150	162,797
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	274	327,897
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		104	95,226
6.490%	01/23/27		582	563,631
6.500%	03/13/27		174	167,666
6.500%	01/23/29		1,215	1,130,813
6.700%	02/16/32		835	729,059
6.840%	01/23/30		523	476,453
6.875%	10/16/25		251	249,870
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	394	385,882
Gtd. Notes, MTN
6.875%	08/04/26		242	237,765
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		700	596,105
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	07/17/64		1,200	1,115,100
Shell Finance US, Inc.,
Gtd. Notes
4.375%	05/11/45		326	272,653

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Shell International Finance BV,
Gtd. Notes
3.000%	11/26/51	1,689	$1,065,134
6.375%	12/15/38	665	723,929
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	305	281,372
5.425%	09/10/64	1,100	1,019,991
5.638%	04/05/64	1,745	1,664,759

			48,182,584

Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39	475	554,727
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	142	137,824

			692,551

Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	3,450	3,098,795
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	575	487,835
6.000%	06/15/29	325	327,739
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.050%	12/15/49	1,350	1,032,303
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	244,268

			5,190,940

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	1,974	1,832,763
4.050%	11/21/39	3,095	2,646,418
4.250%	11/21/49	497	404,768
4.950%	03/15/31(a)	880	879,498
5.400%	03/15/54	205	197,512
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	460	471,998
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.200%	02/22/34	730	728,125
5.550%	02/22/54	930	905,741
5.650%	02/22/64	150	144,519
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/29	1,725	1,714,761
5.450%	02/15/34	400	398,037

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cencora, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/29(a)	1,240		$1,231,533
5.125%	02/15/34	1,000		979,711
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	200		162,897
1.875%	02/28/31	753		607,439
2.125%	09/15/31	875		700,858
3.250%	08/15/29	1,267		1,153,343
3.750%	04/01/30	928		850,794
4.125%	04/01/40	79		61,840
4.780%	03/25/38	485		419,216
5.050%	03/25/48(a)	1,340		1,106,067
5.125%	07/20/45	790		664,432
5.875%	06/01/53	105		96,320
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28(a)	157	(r)	158,141
6.943%	01/10/30	168	(r)	172,373
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.200%	08/14/29	460		450,154
4.600%	08/14/34	165		158,469
5.050%	08/14/54	60		55,579
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	570		534,375
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305		286,630
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53(a)	750		699,768
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	303		257,854
2.625%	04/01/30	597		535,574
3.900%	03/15/39	380		321,260
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830		2,119,099
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,100		946,469

				25,054,335

Pipelines — 1.4%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060		919,650
4.000%	03/01/31	210		194,371
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990		970,806

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	343	$334,421
6.042%	08/15/28	720	737,253
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.695%	10/01/54	1,550	1,455,425
5.927%	08/15/30	925	952,297
6.036%	11/15/33	1,480	1,519,365
6.544%	11/15/53	150	157,363
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	40,428
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	2,180	1,867,306
Enbridge, Inc. (Canada),
Gtd. Notes
3.125%	11/15/29	735	672,417
5.625%	04/05/34	2,040	2,051,496
5.700%	03/08/33	875	881,544
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,095
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	665	670,166
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	679	677,123
Sr. Unsec’d. Notes
4.950%	06/15/28	634	632,945
5.250%	07/01/29	560	562,806
5.300%	04/01/44	9	8,045
5.400%	10/01/47	3,551	3,188,026
6.250%	04/15/49	1,325	1,329,192
6.400%	12/01/30	505	533,215
7.500%	07/01/38	192	217,048
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	230	151,359
3.700%	01/31/51	207	148,634
4.850%	03/15/44	151	135,178
4.950%	02/15/35	840	813,129
5.950%	02/01/41	335	343,405
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	50,999
7.500%	06/01/30	50	53,309
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	496	424,579
2.625%	03/31/36	525	426,132
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	1,490	1,496,526
6.510%	02/23/42	930	941,044
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	575	567,634

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	$809,606
4.300%	03/01/28	257	252,317
5.550%	06/01/45	28	26,172
Gtd. Notes, GMTN
7.750%	01/15/32(a)	717	815,033
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	435	380,605
4.500%	04/15/38	665	579,754
4.700%	04/15/48	177	145,140
4.950%	09/01/32	750	723,615
5.200%	03/01/47	3,318	2,945,457
5.500%	02/15/49	163	149,764
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	850	732,220
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	760,772
ONEOK, Inc.,
Gtd. Notes
4.400%	10/15/29	715	693,238
4.450%	09/01/49	2,142	1,669,500
5.050%	11/01/34	280	267,995
5.550%	11/01/26	160	161,980
5.800%	11/01/30	260	267,624
5.850%	11/01/64	940	880,488
6.050%	09/01/33	240	247,075
6.100%	11/15/32	180	186,420
6.625%	09/01/53	850	895,290
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	619,866
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	1,295	1,302,888
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	745	677,688
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	115	104,738
3.950%	05/15/50	540	399,284
4.000%	03/15/28	1,200	1,165,666
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	59,727
4.125%	08/15/31	40	35,891
6.250%	01/15/30	1,275	1,289,245
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,250	1,307,204
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25	84	83,794

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.050%	02/01/30	2,609	$2,447,441
4.500%	03/01/28	20	19,577
5.250%	02/01/50	441	377,649
5.300%	03/01/48	77	65,357
5.500%	08/15/48	11	9,533
Whistler Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.400%	09/30/29	25	24,881
5.700%	09/30/31	495	494,113
5.950%	09/30/34	215	215,707
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	11	10,718
4.900%	01/15/45	390	340,067
5.100%	09/15/45	353	316,617
5.150%	03/15/34	105	102,040
5.400%	03/04/44	417	390,703
5.650%	03/15/33	245	247,235
7.750%	06/15/31	643	717,092

			52,564,517

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/29	430	407,176
5.000%	01/31/30(a)	920	914,539
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	5,683	5,370,668
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	955	767,624
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.100%	11/15/29	943	858,329
3.800%	02/15/28	492	473,644
4.800%	09/01/28	1,845	1,824,526
5.600%	06/01/29	1,200	1,223,125
Equinix, Inc.,
Sr. Unsec’d. Notes
2.900%	11/18/26	550	531,291
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32(a)	1,031	885,194
4.000%	01/15/31	745	682,563
5.300%	01/15/29	230	228,297
Goodman US Finance Six LLC (Australia),
Gtd. Notes, 144A
5.125%	10/07/34	385	370,542
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30(a)	2,013	1,785,423
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	1,000	997,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/33	1,000	$969,316
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,850	1,667,899
2.700%	07/15/31	1,359	1,143,106
5.500%	01/15/29	2,075	2,087,765
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	2,475	2,638,252
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26	1,803	1,783,898
5.750%	02/01/27	351	354,107
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	2,091	1,904,305

			29,868,784

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	345,870
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34	935	929,808
6.550%	11/01/33	1,150	1,238,043
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	800	881,060
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.600%	04/20/30	156	133,480
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27	950	928,951
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32	1,075	884,523
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40	414	322,308
3.350%	04/15/50	623	435,290
5.300%	06/25/54	250	239,798
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.600%	07/01/30	337	315,905
4.200%	04/01/50	619	490,337
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	634	612,797
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	875	868,971

			8,627,141

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.7%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	750	$528,430
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.150%	02/15/28	1,350	1,327,352
5.050%	07/12/29	2,779	2,789,375
5.150%	11/15/31	1,600	1,610,350
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	898,567
3.187%	11/15/36	2,200	1,771,901
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.900%	01/25/30(a)	635	643,350
6.150%	01/25/32	2,865	2,889,225
Intel Corp.,
Sr. Unsec’d. Notes
3.200%	08/12/61	176	95,333
3.250%	11/15/49	321	192,257
3.734%	12/08/47	1,154	763,730
4.750%	03/25/50	881	681,277
5.050%	08/05/62	550	429,214
5.125%	02/10/30	300	297,202
5.700%	02/10/53	565	500,304
5.900%	02/10/63	235	211,146
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32(a)	900	881,352
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	900	922,695
Microchip Technology, Inc.,
Gtd. Notes
4.900%	03/15/28	955	951,737
5.050%	02/15/30	740	735,254
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	309,805
5.875%	02/09/33	180	184,372
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	635	525,295
3.500%	04/01/50	136	100,930
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	468	398,483
4.400%	06/01/27	1,320	1,306,114
5.000%	01/15/33(a)	1,100	1,071,037
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63	2,350	2,116,884

			25,132,971

Software — 0.3%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34	1,300	1,246,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Constellation Software, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.461%	02/16/34	520	$521,517
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.400%	07/01/49	400	326,825
5.150%	08/12/34	2,200	2,150,532
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	500	500,913
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	92,744
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	430	388,224
4.100%	03/25/61	2,374	1,699,857
4.300%	07/08/34	2,041	1,877,245
4.900%	02/06/33	950	925,335
6.150%	11/09/29	245	256,865
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	650	554,055
4.750%	02/15/32	375	365,141
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32	1,650	1,523,861

			12,429,741

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	766	723,164
2.550%	12/01/33	251	202,166
3.500%	06/01/41	4,242	3,249,535
3.500%	09/15/53	2,553	1,720,871
3.550%	09/15/55	397	267,796
3.650%	09/15/59	869	576,327
3.800%	12/01/57	692	479,194
4.350%	06/15/45	214	175,708
4.500%	05/15/35	115	106,402
5.350%	09/01/40	230	221,610
5.550%	08/15/41	221	215,190
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.950%	02/26/31	565	566,867
5.350%	02/26/64	285	273,661
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	2,650	2,600,561
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.550%	03/15/52(a)	1,200	958,346
5.300%	02/15/34(a)	420	409,177
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	105	107,378

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	293	$251,929
2.625%	02/15/29	1,526	1,388,252
2.875%	02/15/31	453	397,291
3.375%	04/15/29	430	401,627
3.500%	04/15/31	420	380,798
3.875%	04/15/30	3,175	2,987,896
4.700%	01/15/35	460	434,496
5.150%	04/15/34	530	520,647
5.750%	01/15/34	620	635,634
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	4,777	3,959,258
3.400%	03/22/41	200	151,386
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	800	686,120
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	1,150	1,219,609

			26,268,896

Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22(d)	200	2,400

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,200	1,178,176
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	950	659,997
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	425	446,581
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	83	82,211
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
4.900%	12/01/29	275	272,587

			2,639,552

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	1,695	1,672,380
5.250%	07/01/29	2,000	2,006,260
5.350%	03/30/29	1,880	1,892,872
6.050%	08/01/28	550	566,027

			6,137,539

TOTAL CORPORATE BONDS (cost $1,036,675,251)			986,545,235

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS — 0.0%
Software
Interface Security Systems, LLC,
Term Loan, 1 Month SOFR + 7.100%
11.457%(c)	08/07/23^	1,202	$901,823

(cost $1,202,379)

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,202,379)			901,823

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	129,493

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	474,957

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,072,111
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,090,505
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	770	881,441
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	97,382

			3,141,439

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,162	1,145,193

Massachusetts — 0.0%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	1,152	1,106,253

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	85,011

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	409,504
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	505,294
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	399,979

			1,314,777

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	$531,777
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	97,400
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	2,325	2,252,766
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	190,535
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	332,077
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	485,296

			3,889,851

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	737,692

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	107,182
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	261,371

			368,553

Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	304,905
Taxable, Revenue Bonds
4.427%	02/01/42	265	245,207
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	400,542
Texas Natural Gas Securitization Finance Corp. Revenue,
Taxable, Revenue Bonds, Series 2023-01, Class A1
5.102%	04/01/35	2,266	2,277,951

			3,228,605

Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,686,344

TOTAL MUNICIPAL BONDS (cost $20,480,380)			17,308,168

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.7%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	100,326

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	2,981	$2,751,009
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	2,835	2,804,697
Bull Run, Second Street,
4.600%	11/01/32^	5,000	4,852,400
Center Street Lending Resi-Investor ABS Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.892%(cc)	10/25/29	3,060	3,058,431
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,414	1,291,477
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	484	427,396
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	3,476	3,354,163
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,409	1,371,401
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.937%(cc)	09/25/47	122	111,275
Series 2022-A, Class A1, 144A
6.170%	09/25/62	568	568,462
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,556	2,907,849
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	5,020	4,014,089
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	5,068	4,206,580
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	3,269	2,866,955
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/43	863	867,570
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.369%(c)	02/25/44	761	767,849
Credit Suisse Mortgage Trust,
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	1,918	1,565,285
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,610	1,431,511
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	873	822,985
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	4,828	4,212,259
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	4,364	3,774,971
Fannie Mae Interest Strips,
Series 429, Class C3, IO
2.500%	09/25/52	3,015	491,425

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 437, Class C8, IO
2.500%	06/25/52	3,017	$480,445
Fannie Mae REMIC,
Series 2011-098, Class ZL
3.500%	10/25/41	1,659	1,539,977
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,650,827
Series 2013-009, Class CB
5.500%	04/25/42	606	612,976
Series 2014-59, Class ZA
3.000%	09/25/44	1,445	1,285,431
Series 2014-95, Class ZC
3.000%	01/25/45	1,820	1,595,634
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,593	247,964
Series 2016-43, Class GZ
3.000%	07/25/46	1,725	1,462,787
Series 2017-22, Class BZ
3.500%	04/25/47	2,382	2,126,927
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.367%(c)	04/25/50	483	52,536
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,082	502,422
Series 2020-56, Class AQ
2.000%	08/25/50	800	609,435
Series 2020-57, Class TA
2.000%	04/25/50	792	673,295
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,132	392,803
Series 2020-77, Class HI, IO
4.000%	11/25/50	2,223	455,115
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,142	522,477
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,343	420,567
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,466	528,808
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,879	469,291
Series 2023-53, Class GB
6.000%	08/25/44	1,469	1,484,332
Series 2024-41, Class DA
5.500%	12/25/51	1,606	1,604,287
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
8.319%(c)	02/25/42	2,825	2,962,997
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.919%(c)	05/25/42	1,775	1,856,863
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.719%(c)	09/25/42	921	930,111
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
8.119%(c)	08/25/42	775	814,513

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-HQA03, Class A1, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
6.419%(c)	11/25/43	488	$493,866
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	631	634,387
Series 3967, Class ZP
4.000%	09/15/41	1,064	1,010,418
Series 4199, Class BZ
3.500%	05/15/43	1,297	1,164,606
Series 4430, Class NZ
3.000%	01/15/45	4,025	3,489,623
Series 4447, Class Z
3.000%	03/15/45	2,092	1,835,889
Series 4504, Class DZ
3.500%	08/15/45	2,671	2,462,253
Series 4640, Class CZ
3.500%	12/15/46	1,384	1,246,053
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,718	33,396
Series 5149, Class JI, IO
3.000%	12/25/49	1,936	330,273
Series 5169, Class IO, IO
3.000%	09/25/51	2,602	430,845
Series 5170, Class DP
2.000%	07/25/50	2,309	1,969,855
Series 5201, Class LA
3.000%	06/25/48	3,330	3,051,920
Series 5201, Class PA
2.500%	03/25/52	1,743	1,510,310
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	471	5,532
Series 5269, Class AD
2.000%	01/25/55	7,581	5,826,502
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	4,444	4,314,420
Series 2019-04, Class MV
3.000%	02/25/59	8,326	6,973,276
Freddie Mac Strips,
Series 375, Class C1, IO
2.500%	01/25/51	3,388	532,814
Series 386, Class C14, IO
2.500%	03/15/52	2,722	409,043
Series 389, Class C1, IO
1.500%	05/15/37	7,851	430,697
Series 389, Class C35, IO
2.000%	06/15/52	3,620	458,110
Series 405, Class C17, IO
2.500%	08/25/52	2,187	339,664
Series 406, Class PO, PO
1.206%(s)	10/25/53	2,390	1,935,058
Government National Mortgage Assoc.,
Series 2014-12, Class ZB
3.000%	01/16/44	2,242	1,983,806

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,167	$312,441
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	278	68
Series 2021-215, Class KA
2.500%	10/20/49	2,498	2,163,635
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	3,052	4,386
Series 2022-024, Class GA
3.000%	02/20/52	1,411	1,266,643
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	993	9,923
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,112	33,115
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	699	12,014
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	568	11,946
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	1,864	29,113
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,652	46,252
Series 2022-085, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	38,447	1,214,025
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	441	6,782
Series 2022-093, Class IO, IO
3.000%	08/20/51	5,465	608,080
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,603	36,231
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,025	33,539
Series 2022-139, Class AL
4.000%	07/20/51	900	783,380
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,095	25,588
Series 2022-189, Class PT
2.500%	10/20/51	695	564,680
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
0.895%(c)	11/20/52	17,089	913,423
Series 2024-129, Class AI, IO
5.000%	10/20/47	1,778	339,795

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,306		$1,113,647
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	712		582,405
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56	4,719		3,896,943
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57	2,384		2,021,021
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,129		3,790,434
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%	09/25/59	1,404		1,403,940
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A
5.323%	09/25/39	2,700		2,674,044
Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
4.492%(c)	05/26/66	EUR 2,100		2,151,890
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56	230		220,416
Series 2024-RTL03, Class A1, 144A
5.913%	11/25/39	2,283		2,295,292
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425		3,926,268
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	112	(r)	103,745
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	3,108		2,966,658
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	1,613		1,528,953
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303		1,933,992
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	109		104,314
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,561		1,471,194
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,687		1,614,136
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	517		481,517
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	482		461,711
Series 2024-RTL01, Class A1, 144A
6.664%	03/25/39	2,185		2,208,490
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.103%(c)	06/25/57	79		77,948
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	4,871		4,142,977

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	5,253	$4,258,890
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61	4,668	3,758,406
PRET LLC,
Series 2024-RN02, Class A1, 144A
7.125%	04/25/54	3,870	3,881,277
PRPM,
Series 2024-03, Class A1, 144A
6.994%	05/25/29	2,394	2,398,914
PRPM LLC,
Series 2020-04, Class A1, 144A
6.610%(cc)	10/25/25	560	560,380
Rain City Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.530%(cc)	11/25/29	1,197	1,193,917
SACO I Trust,
Series 2007-VA01, Class A, 144A
3.990%(cc)	06/25/21	3	2,968
Seasoned Loans Structured Transaction Trust,
Series 2024-02, Class VF, 144A, 30 Day Average SOFR + 1.250% (Cap 6.500%, Floor 1.250%)
5.819%(c)	10/25/34	3,773	3,775,466
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.801%(c)	06/24/71	EUR 291	301,280
The Pines, Phase I,
4.610%	01/01/32^	4,000	3,891,800
The Pines, Phase II,
4.610%	01/01/32^	3,190	3,103,711
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	172	171,617
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,020,210
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	646	629,520
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	3,432	3,287,870
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	2,795,618
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.453%(c)	10/25/59	106	108,477
Series 2022-04, Class A1, 144A
3.750%	09/25/62	4,659	4,375,358
Series 2023-01, Class A1, 144A
3.750%	01/25/63	1,908	1,810,051
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66	5,205	4,328,439
Series 2021-07, Class A1, 144A
1.829%	10/25/66	3,958	3,483,811

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		634	$596,652

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $223,281,619)				216,097,427

SOVEREIGN BONDS — 0.9%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		3,520	2,986,333
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		200	169,678
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		118	116,726
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		640	617,920
5.950%	01/25/27		198	196,713
6.000%	07/19/28		396	391,842
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.500%	03/26/36		1,280	1,195,686
6.125%	05/22/28		915	931,250
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	198	195,164
1.450%	09/18/26	EUR	106	106,425
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	852	894,679
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	302	275,581
5.250%	03/22/30	EUR	102	99,813
5.875%	10/17/31	EUR	1,180	1,144,381
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	270,619
4.600%	02/10/48		1,106	795,283
6.000%	05/07/36		6,720	6,323,100
6.338%	05/04/53		785	698,895
6.350%	02/09/35		915	894,412
6.400%	05/07/54		1,120	1,005,550
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	245,900
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		200	123,246
6.853%	03/28/54		380	324,187
6.875%	01/31/36		310	290,722
Sr. Unsub. Notes
2.252%	09/29/32		255	178,439
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
3.000%	01/15/34		430	346,284
5.375%	02/08/35		1,135	1,089,600

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	$336,961
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		2,872	2,834,750
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,712,162
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	181,160
5.875%	01/30/29		686	667,992
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	195	195,915
5.000%	09/27/26	EUR	400	423,870
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54		350	326,375
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,136	1,995,478
3.125%	05/15/27	EUR	1,656	1,685,885
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	630	523,498
3.125%	05/15/27	EUR	176	179,176
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		770	746,900

TOTAL SOVEREIGN BONDS (cost $39,025,351)				35,718,550

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.7%
Federal Home Loan Mortgage Corp.
1.500%	06/01/51		71	52,487
1.500%	10/01/51		1,716	1,269,653
1.500%	11/01/51		591	438,319
1.500%	11/01/51		1,805	1,335,363
1.500%	01/01/52		326	241,355
1.500%	02/01/52		314	232,524
2.000%	05/01/36		1,392	1,237,693
2.000%	06/01/36		543	482,443
2.000%	08/01/40		1,895	1,585,723
2.000%	12/01/40		279	233,021
2.000%	12/01/41		1,943	1,616,287
2.000%	02/01/42		1,928	1,599,099
2.000%	05/01/42		2,375	1,969,954
2.000%	10/01/50		847	667,291
2.000%	10/01/50		1,728	1,356,988
2.000%	11/01/50		528	414,461
2.000%	11/01/50		944	746,709
2.000%	02/01/51		87	69,283
2.000%	03/01/51		3,752	2,929,533
2.000%	04/01/51		1,279	1,002,976
2.000%	04/01/51		2,932	2,298,527
2.000%	05/01/51		1,572	1,244,920
2.000%	08/01/51		568	445,992
2.000%	10/01/51		1,847	1,456,677
2.000%	11/01/51		324	255,440

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	11/01/51	570	$449,503
2.000%	04/01/52	2,776	2,192,186
2.100%	07/01/36	4,251	3,288,310
2.500%	06/01/50	996	824,426
2.500%	07/01/50	652	541,768
2.500%	07/01/50	996	822,281
2.500%	07/01/50	3,821	3,161,602
2.500%	09/01/50	1,578	1,307,212
2.500%	09/01/50	6,610	5,450,550
2.500%	11/01/50	1,812	1,494,041
2.500%	12/01/50	657	543,741
2.500%	12/01/50	840	697,384
2.500%	01/01/51	138	113,656
2.500%	02/01/51	552	457,914
2.500%	03/01/51	6,679	5,474,412
2.500%	04/01/51	12,302	10,098,563
2.500%	05/01/51	603	496,801
2.500%	05/01/51	638	527,439
2.500%	07/01/51	401	330,642
2.500%	07/01/51	515	425,784
2.500%	08/01/51	513	422,568
2.500%	08/01/51	1,070	880,380
2.500%	10/01/51	921	757,703
2.500%	11/01/51	1,300	1,076,904
2.500%	02/01/52	574	472,830
2.500%	02/01/52	1,112	917,327
2.500%	04/01/52	684	564,575
2.500%	04/01/52	709	582,734
2.500%	04/01/52	3,323	2,746,676
3.000%	10/01/32	4	3,515
3.000%	11/01/32	5	4,668
3.000%	12/01/32	4	3,410
3.000%	09/01/37	33	29,811
3.000%	06/01/38	522	481,633
3.000%	04/01/46	2,324	2,021,077
3.000%	09/01/46	2,197	1,908,698
3.000%	12/01/46	20	17,528
3.000%	12/01/46	60	52,471
3.000%	12/01/46	90	79,233
3.000%	12/01/46	180	156,602
3.000%	01/01/47	675	585,899
3.000%	02/01/47	1,352	1,182,576
3.000%	07/01/50	597	514,080
3.000%	08/01/50	383	329,059
3.000%	08/01/50	1,151	995,304
3.000%	08/01/50	1,530	1,323,493
3.000%	08/01/50	2,771	2,381,539
3.000%	03/01/51	913	779,114
3.000%	08/01/51	278	238,907
3.000%	09/01/51	1,680	1,445,467
3.000%	10/01/51	2,196	1,887,267
3.000%	01/01/52	829	715,634
3.000%	02/01/52	872	748,879
3.000%	05/01/52	1,051	901,447
3.000%	08/01/52	3,098	2,671,239
3.500%	04/01/42	85	77,445
3.500%	05/01/42	10	8,986
3.500%	08/01/42	42	37,914

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/42	74	$67,760
3.500%	08/01/42	227	206,968
3.500%	09/01/42	62	56,353
3.500%	10/01/42	15	14,090
3.500%	02/01/43	812	740,203
3.500%	06/01/43	61	55,961
3.500%	06/01/44	55	49,464
3.500%	01/01/45	5,807	5,273,104
3.500%	09/01/45	32	29,324
3.500%	11/01/45	140	126,073
3.500%	09/01/46	71	63,420
3.500%	03/01/47	246	223,362
3.500%	05/01/47	131	117,820
3.500%	10/01/47	229	208,852
3.500%	11/01/47	152	135,675
3.500%	12/01/47	286	260,263
3.500%	01/01/48	46	41,820
3.500%	01/01/48	69	61,899
3.500%	01/01/48	199	178,184
3.500%	02/01/48	349	312,860
3.500%	03/01/48	1,514	1,359,160
3.500%	01/01/50	364	327,061
3.500%	05/01/50	597	534,550
3.500%	02/01/52	2,182	1,943,346
3.500%	03/01/52	844	751,681
3.500%	07/01/52	3,505	3,101,215
4.000%	11/01/36	5	4,942
4.000%	06/01/37	68	65,479
4.000%	11/01/40	224	212,075
4.000%	12/01/40	171	161,661
4.000%	10/01/42	495	464,927
4.000%	12/01/42	15	13,975
4.000%	04/01/44	81	75,883
4.000%	07/01/44	31	29,560
4.000%	01/01/45	104	97,487
4.000%	01/01/45	2,401	2,265,152
4.000%	02/01/45	9	8,745
4.000%	02/01/45	23	21,443
4.000%	09/01/45	161	151,034
4.000%	09/01/45	2,263	2,130,500
4.000%	12/01/45	40	37,467
4.000%	12/01/45	44	41,339
4.000%	04/01/47	121	113,504
4.000%	07/01/47	488	453,196
4.000%	04/01/48	1,030	950,189
4.000%	06/01/48	193	179,154
4.000%	04/01/49	1,026	952,148
4.000%	05/01/49	48	44,094
4.000%	05/01/49	446	414,576
4.000%	07/01/49	526	494,030
4.000%	07/01/49	1,294	1,199,799
4.000%	07/01/50	2,122	1,973,332
4.000%	04/01/52	553	508,701
4.000%	07/01/52	6,149	5,631,935
4.500%	08/01/39	83	79,914
4.500%	12/01/39	36	34,574
4.500%	07/01/40	13	12,880
4.500%	12/01/40	104	101,057

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/01/41	70	$67,151
4.500%	05/01/41	70	68,392
4.500%	03/01/42	172	166,609
4.500%	05/01/42	145	140,517
4.500%	11/01/43	126	120,921
4.500%	12/01/43	174	168,357
4.500%	04/01/44	14	13,245
4.500%	04/01/44	20	18,987
4.500%	04/01/44	839	809,697
4.500%	06/01/44	135	129,952
4.500%	04/01/47	420	403,437
4.500%	05/01/47	152	145,815
4.500%	07/01/47	157	150,953
4.500%	07/01/47	601	576,999
4.500%	08/01/47	49	46,536
4.500%	10/01/47	106	101,216
4.500%	12/01/47	79	74,861
4.500%	02/01/48	65	62,599
4.500%	07/01/48	531	510,268
4.500%	08/01/48	776	746,346
4.500%	08/01/48	794	762,267
4.500%	03/01/49	1,344	1,292,040
4.500%	07/01/52	1,736	1,636,333
4.500%	09/01/52	4,670	4,396,357
4.500%	11/01/52	521	493,786
4.500%	08/01/53	27	25,829
4.500%	12/01/53	825	776,625
5.000%	11/01/41	499	498,232
5.000%	09/01/48	127	124,556
5.000%	10/01/48	67	65,677
5.000%	12/01/48	673	663,001
5.000%	10/01/49	4,046	3,973,403
5.000%	03/01/50	2,450	2,404,341
5.000%	07/01/50	166	162,649
5.000%	07/01/52	901	874,097
5.000%	09/01/52	5,116	4,954,040
5.000%	11/01/52	149	144,690
5.000%	01/01/53	947	914,781
5.000%	04/01/53	535	518,437
5.000%	04/01/53	961	931,844
5.000%	04/01/53	4,222	4,082,124
5.000%	11/01/54	1,409	1,362,716
5.500%	02/01/35	18	17,908
5.500%	12/01/36	8	8,247
5.500%	03/01/37	3	2,656
5.500%	12/01/37	2,019	2,034,273
5.500%	02/01/38	1	567
5.500%	02/01/38	433	435,361
5.500%	04/01/38	299	300,834
5.500%	07/01/38	114	115,207
5.500%	08/01/38	71	71,196
5.500%	08/01/38	114	114,652
5.500%	01/01/39	134	134,954
5.500%	11/01/52	1,781	1,758,492
5.500%	02/01/53	2,222	2,203,523
5.500%	10/01/53	371	366,159
5.500%	11/01/53	1,506	1,487,036
5.500%	03/01/54	2,441	2,409,699

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/54	3,308		$3,265,252
5.500%	12/01/54	1,322		1,304,762
6.000%	12/01/28	—(r	)	452
6.000%	01/01/32	—(r	)	296
6.000%	11/01/32	1		1,065
6.000%	03/01/33	2		2,185
6.000%	11/01/33	1		1,271
6.000%	02/01/34	59		60,432
6.000%	12/01/34	2		1,752
6.000%	01/01/36	11		10,980
6.000%	03/01/36	—(r	)	505
6.000%	04/01/36	10		10,040
6.000%	08/01/36	6		5,810
6.000%	11/01/36	3		2,782
6.000%	12/01/36	217		224,414
6.000%	04/01/37	—(r	)	416
6.000%	05/01/37	4		3,990
6.000%	07/01/37	1		667
6.000%	08/01/37	14		14,145
6.000%	09/01/37	1		535
6.000%	09/01/37	2		2,003
6.000%	10/01/37	—(r	)	156
6.000%	10/01/37	2		2,253
6.000%	10/01/37	4		4,594
6.000%	10/01/37	10		10,806
6.000%	11/01/37	75		77,477
6.000%	11/01/37	661		685,971
6.000%	12/01/37	1		854
6.000%	01/01/38	2		2,515
6.000%	01/01/38	4		3,612
6.000%	01/01/38	5		5,499
6.000%	01/01/38	6		6,054
6.000%	01/01/38	7		6,787
6.000%	01/01/38	11		11,522
6.000%	04/01/38	2		2,169
6.000%	04/01/38	10		10,441
6.000%	06/01/38	—(r	)	420
6.000%	07/01/38	20		21,030
6.000%	08/01/38	2		2,197
6.000%	08/01/38	3		2,647
6.000%	08/01/38	98		101,286
6.000%	09/01/38	1		511
6.000%	09/01/38	5		4,822
6.000%	10/01/38	4		3,930
6.000%	11/01/38	1		1,455
6.000%	01/01/39	227		234,896
6.000%	10/01/39	6		5,855
6.000%	03/01/40	4		4,350
6.000%	05/01/40	1		635
6.000%	11/01/52	763		768,256
6.000%	12/01/52	1,260		1,275,592
6.000%	03/01/53	570		580,099
6.000%	04/01/54	738		747,191
6.000%	05/01/54	488		491,686
6.000%	06/01/54	3,032		3,065,144
6.000%	08/01/54	4,178		4,215,084
6.500%	10/01/53	1,845		1,901,383
6.500%	07/01/54	1,642		1,688,973

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.750%	03/15/31	755	$843,662
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.634% (Cap 7.641%, Floor 1.634%)
2.647%(c)	12/01/50	885	824,036
Federal National Mortgage Assoc.
1.490%	09/01/35	2,775	2,058,200
1.500%	11/01/50	2,594	1,919,985
1.500%	01/01/51	3,858	2,853,340
1.500%	02/01/51	4,751	3,515,350
1.500%	03/01/51	649	481,222
1.500%	06/01/51	29	21,748
1.500%	08/01/51	333	247,155
1.500%	09/01/51	230	170,772
1.500%	09/01/51	853	633,305
1.500%	09/01/51	1,476	1,093,341
1.500%	10/01/51	224	166,090
1.500%	11/01/51	1,824	1,349,952
1.500%	01/01/52	580	430,030
2.000%	TBA	9,026	7,021,241
2.000%	03/01/31	768	721,682
2.000%	01/01/32	1,591	1,483,024
2.000%	03/01/36	1,169	1,040,390
2.000%	05/01/36	706	627,585
2.000%	05/01/36	726	645,558
2.000%	08/01/36	226	201,238
2.000%	08/01/36	1,367	1,215,079
2.000%	09/01/36	1,028	915,510
2.000%	12/01/36	688	612,947
2.000%	12/01/40	339	283,233
2.000%	12/01/40	4,124	3,450,488
2.000%	01/01/41	2,754	2,300,162
2.000%	05/01/41	365	304,811
2.000%	07/01/41	845	705,407
2.000%	08/01/41	920	766,553
2.000%	09/01/41	2,166	1,804,339
2.000%	10/01/41	904	752,598
2.000%	09/01/50	904	712,491
2.000%	09/01/50	2,255	1,767,993
2.000%	10/01/50	1,287	1,010,745
2.000%	11/01/50	156	122,606
2.000%	11/01/50	8,857	6,958,805
2.000%	12/01/50	902	713,925
2.000%	12/01/50	944	746,882
2.000%	12/01/50	2,155	1,691,100
2.000%	01/01/51	58	45,685
2.000%	01/01/51	866	684,896
2.000%	01/01/51	2,322	1,812,642
2.000%	02/01/51	52	40,918
2.000%	02/01/51	693	549,660
2.000%	02/01/51	703	551,647
2.000%	02/01/51	1,334	1,054,416
2.000%	03/01/51	1,326	1,039,993
2.000%	03/01/51	2,533	1,986,805
2.000%	04/01/51	2,897	2,260,085
2.000%	04/01/51	4,032	3,161,893
2.000%	05/01/51	1,684	1,316,139
2.000%	05/01/51	22,345	17,520,570
2.000%	06/01/51	2,598	2,036,058

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	07/01/51	436	$341,940
2.000%	02/01/52	261	206,230
2.000%	02/01/52	354	278,818
2.000%	02/01/52	1,310	1,033,457
2.000%	03/01/52	965	764,764
2.000%	03/01/52	1,644	1,302,169
2.000%	04/01/52	5,215	4,086,134
2.148%(cc)	02/01/32	13,373	11,276,373
2.250%	04/01/33	875	724,415
2.280%	11/01/29	5,000	4,469,489
2.459%(cc)	04/01/34	9,967	8,271,462
2.500%	12/01/35	682	624,542
2.500%	03/01/38	115	103,936
2.500%	06/01/40	2,592	2,274,039
2.500%	04/01/41	705	604,393
2.500%	11/01/41	629	537,999
2.500%	07/01/50	174	143,687
2.500%	07/01/50	334	275,811
2.500%	10/01/50	127	105,589
2.500%	10/01/50	1,009	826,829
2.500%	10/01/50	2,355	1,953,260
2.500%	11/01/50	1,491	1,226,497
2.500%	01/01/51	469	388,173
2.500%	02/01/51	101	83,206
2.500%	02/01/51	10,254	8,455,278
2.500%	03/01/51	1,769	1,449,690
2.500%	04/01/51	17,628	14,495,139
2.500%	05/01/51	624	514,503
2.500%	05/01/51	2,352	1,945,497
2.500%	05/01/51	3,213	2,646,580
2.500%	05/01/51	3,934	3,272,833
2.500%	05/01/51	4,195	3,448,874
2.500%	05/01/51	6,117	5,084,341
2.500%	06/01/51	596	493,557
2.500%	06/01/51	1,090	899,703
2.500%	06/01/51	3,347	2,750,491
2.500%	07/01/51	598	498,805
2.500%	07/01/51	1,352	1,114,201
2.500%	08/01/51	1,824	1,502,010
2.500%	08/01/51	3,151	2,602,260
2.500%	09/01/51	317	262,367
2.500%	09/01/51	826	680,070
2.500%	10/01/51	817	669,537
2.500%	10/01/51	947	783,427
2.500%	10/01/51	2,478	2,027,161
2.500%	11/01/51	148	122,567
2.500%	11/01/51	863	713,066
2.500%	11/01/51	1,975	1,628,141
2.500%	12/01/51	523	432,756
2.500%	01/01/52	790	653,164
2.500%	01/01/52	1,276	1,049,712
2.500%	01/01/52	1,446	1,194,993
2.500%	02/01/52	743	613,508
2.500%	03/01/52	557	460,484
2.500%	03/01/52	571	471,957
2.500%	03/01/52	583	482,864
2.500%	03/01/52	681	560,985
2.500%	03/01/52	954	786,989

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/52	1,184	$969,965
2.500%	04/01/52	530	435,789
2.500%	05/01/52	1,374	1,134,679
2.500%	01/01/57	2,012	1,639,726
3.000%	TBA	450	418,646
3.000%	09/01/32	31	29,170
3.000%	01/01/33	35	33,284
3.000%	01/01/33	227	217,750
3.000%	11/01/36	68	62,602
3.000%	11/01/36	125	115,160
3.000%	12/01/36	197	181,827
3.000%	09/01/42	871	768,178
3.000%	06/01/43	3,106	2,763,279
3.000%	11/01/43	571	503,584
3.000%	11/01/44	1,845	1,627,840
3.000%	11/01/44	2,597	2,291,528
3.000%	02/01/45	181	159,434
3.000%	03/01/45	464	406,911
3.000%	04/01/45	46	40,200
3.000%	04/01/45	118	102,780
3.000%	05/01/45	1,111	974,220
3.000%	07/01/45	682	596,401
3.000%	05/01/46	73	63,241
3.000%	06/01/46	13	11,356
3.000%	06/01/46	45	39,219
3.000%	06/01/46	166	145,567
3.000%	08/01/46	43	37,712
3.000%	09/01/46	219	191,656
3.000%	10/01/46	110	95,322
3.000%	11/01/46	595	516,898
3.000%	01/01/47	77	66,585
3.000%	01/01/47	91	79,031
3.000%	01/01/47	173	150,344
3.000%	02/01/47	74	63,899
3.000%	02/01/47	143	124,508
3.000%	03/01/47	225	195,288
3.000%	03/01/47	278	241,343
3.000%	11/01/47	26	22,156
3.000%	12/01/47	548	477,667
3.000%	12/01/49	157	135,072
3.000%	02/01/50	377	325,491
3.000%	02/01/50	635	549,122
3.000%	02/01/50(k)	10,040	8,715,357
3.000%	04/01/50	1,956	1,687,342
3.000%	08/01/50	572	495,593
3.000%	08/01/50	610	524,788
3.000%	08/01/50	1,375	1,190,502
3.000%	10/01/50	1,068	914,727
3.000%	11/01/50	599	515,401
3.000%	12/01/50	1,472	1,266,386
3.000%	04/01/51	520	446,662
3.000%	05/01/51	1,263	1,094,630
3.000%	05/01/51	1,991	1,699,370
3.000%	06/01/51	264	226,877
3.000%	07/01/51	330	283,582
3.000%	08/01/51	589	506,468
3.000%	08/01/51	1,417	1,216,550
3.000%	08/01/51	1,570	1,347,797

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	09/01/51	2,071	$1,786,358
3.000%	10/01/51	350	300,970
3.000%	10/01/51	384	329,123
3.000%	10/01/51	2,241	1,928,330
3.000%	11/01/51	635	546,575
3.000%	11/01/51	1,992	1,703,988
3.000%	11/01/51	3,087	2,645,595
3.000%	12/01/51	615	528,266
3.000%	12/01/51	1,246	1,069,501
3.000%	01/01/52	967	826,409
3.000%	01/01/52	1,507	1,294,741
3.000%	02/01/52	3,532	3,010,320
3.000%	03/01/52	541	469,200
3.000%	03/01/52	773	663,372
3.000%	04/01/52	1,076	922,091
3.000%	05/01/52	1,430	1,227,031
3.000%	06/01/52	1,232	1,058,298
3.000%	03/01/61	3,394	2,828,447
3.145%	08/01/34	5,700	4,918,005
3.500%	TBA	17,986	15,907,120
3.500%	10/01/41	858	782,608
3.500%	01/01/42	47	43,022
3.500%	04/01/42	19	17,746
3.500%	04/01/42	49	44,910
3.500%	05/01/42	105	95,550
3.500%	07/01/42	26	23,427
3.500%	07/01/42	201	182,934
3.500%	09/01/42	325	295,284
3.500%	09/01/42	1,593	1,450,082
3.500%	01/01/43	1,008	913,525
3.500%	04/01/43	696	636,820
3.500%	04/01/43	750	684,108
3.500%	06/01/43	721	659,428
3.500%	06/01/43	737	674,036
3.500%	07/01/43	888	812,200
3.500%	08/01/43	2,003	1,812,427
3.500%	02/01/45	136	124,018
3.500%	02/01/45	432	393,423
3.500%	03/01/46	175	155,871
3.500%	07/01/46	61	54,649
3.500%	02/01/47	198	177,877
3.500%	03/01/47	48	42,975
3.500%	04/01/47	1,055	946,702
3.500%	05/01/47	247	222,515
3.500%	07/01/47	28	25,648
3.500%	11/01/47	328	294,701
3.500%	12/01/47	329	294,796
3.500%	01/01/48	199	178,620
3.500%	01/01/48	405	365,132
3.500%	02/01/48	150	134,574
3.500%	02/01/48	2,499	2,265,343
3.500%	04/01/48	67	61,290
3.500%	08/01/48	705	632,892
3.500%	12/01/48	162	145,777
3.500%	06/01/49	1,108	1,008,658
3.500%	07/01/49	143	127,980
3.500%	07/01/50	396	355,815
3.500%	08/01/50	144	129,201

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/50	148	$132,885
3.500%	08/01/50	743	668,612
3.500%	01/01/51	483	432,324
3.500%	06/01/51	720	640,213
3.500%	12/01/51	385	341,574
3.500%	01/01/52	86	76,696
3.500%	03/01/52	1,226	1,096,278
3.500%	04/01/52	2,370	2,122,455
3.500%	05/01/52	649	581,098
3.500%	05/01/52	2,825	2,518,627
3.500%	05/01/52	4,902	4,344,317
3.500%	06/01/52	896	797,107
3.500%	10/01/56	3,033	2,676,700
3.500%	02/01/57	593	523,641
3.520%	11/01/32	1,715	1,565,736
3.900%	11/01/31	8,000	7,558,820
4.000%	TBA	11,030	10,085,593
4.000%	10/01/30	5	4,417
4.000%	07/01/37	25	23,626
4.000%	09/01/37	30	29,135
4.000%	03/01/38	21	19,842
4.000%	12/01/41	126	118,478
4.000%	04/01/42	39	36,533
4.000%	05/01/42	58	54,512
4.000%	05/01/42	235	221,438
4.000%	01/01/44	253	237,754
4.000%	02/01/45	825	775,495
4.000%	03/01/46	256	239,182
4.000%	04/01/47	278	258,122
4.000%	07/01/47	119	110,083
4.000%	07/01/47	486	451,734
4.000%	08/01/47	213	197,873
4.000%	09/01/47	154	142,511
4.000%	10/01/47	566	527,011
4.000%	11/01/47	140	130,599
4.000%	12/01/47	42	39,416
4.000%	06/01/48	62	57,063
4.000%	06/01/48	431	400,017
4.000%	06/01/48	2,889	2,683,898
4.000%	07/01/48	1,944	1,802,475
4.000%	09/01/48	5,033	4,667,016
4.000%	11/01/48	114	105,633
4.000%	12/01/48	687	636,968
4.000%	01/01/49	220	204,697
4.000%	01/01/49	330	308,615
4.000%	04/01/49	3,159	2,908,541
4.000%	08/01/49	112	104,253
4.000%	04/01/50	2,219	2,056,002
4.000%	08/01/51	328	307,495
4.000%	06/01/52	409	374,316
4.000%	06/01/52	1,431	1,313,570
4.000%	07/01/52	4,663	4,280,559
4.000%	02/01/56	1,293	1,189,766
4.050%	11/01/31	10,912	10,412,167
4.370%	01/01/32	7,800	7,595,723
4.390%	04/01/29	2,574	2,540,714
4.460%	11/01/34	4,215	4,060,808
4.500%	TBA	4,650	4,373,196

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	04/01/31	6	$6,006
4.500%	05/01/31	20	19,926
4.500%	06/01/31	7	7,183
4.500%	11/01/31	9	9,269
4.500%	11/01/35	10	9,117
4.500%	12/01/37	1,005	987,897
4.500%	04/01/39	2	1,681
4.500%	04/01/39	3	2,737
4.500%	05/01/39	168	162,616
4.500%	06/01/39	6	6,003
4.500%	06/01/39	11	10,856
4.500%	08/01/39	25	23,949
4.500%	06/01/40	24	22,798
4.500%	07/01/40	53	51,515
4.500%	08/01/40	15	14,355
4.500%	08/01/40	17	16,466
4.500%	12/01/40	248	240,809
4.500%	01/01/41	24	23,716
4.500%	02/01/41	21	20,058
4.500%	03/01/41	8	7,353
4.500%	04/01/41	1	842
4.500%	05/01/41	2	2,228
4.500%	05/01/41	3	2,484
4.500%	07/01/41	23	22,305
4.500%	10/01/41	5	4,891
4.500%	12/01/41	48	46,407
4.500%	01/01/42	5	5,209
4.500%	06/01/42	11	11,070
4.500%	09/01/42	154	149,147
4.500%	10/01/43	235	226,366
4.500%	11/01/43	570	546,301
4.500%	01/01/44	55	53,019
4.500%	03/01/44	342	328,111
4.500%	04/01/44	16	15,044
4.500%	05/01/44	74	70,293
4.500%	01/01/45	251	241,257
4.500%	05/01/45	213	204,287
4.500%	07/01/45	248	237,907
4.500%	09/01/45	65	62,667
4.500%	11/01/45	9	8,167
4.500%	11/01/45	65	62,548
4.500%	11/01/45	359	344,779
4.500%	12/01/45	116	111,732
4.500%	07/01/46	765	738,465
4.500%	08/01/46	165	158,487
4.500%	01/01/47	29	27,908
4.500%	03/01/47	151	144,671
4.500%	05/01/47	439	420,951
4.500%	07/01/47	60	57,837
4.500%	09/01/47	14	13,639
4.500%	10/01/47	17	16,427
4.500%	10/01/47	61	57,803
4.500%	11/01/47	11	10,873
4.500%	11/01/47	30	28,609
4.500%	11/01/47	212	202,983
4.500%	11/01/47	271	259,576
4.500%	11/01/47	489	468,206
4.500%	12/01/47	19	18,013

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/47	59	$56,902
4.500%	01/01/48	467	446,858
4.500%	02/01/48	26	25,248
4.500%	03/01/48	22	20,585
4.500%	03/01/48	29	27,631
4.500%	04/01/48	121	116,254
4.500%	05/01/48	29	27,398
4.500%	05/01/48	617	594,185
4.500%	05/01/48	1,562	1,496,437
4.500%	06/01/48	31	29,797
4.500%	06/01/48	76	72,482
4.500%	08/01/48	383	366,538
4.500%	11/01/48	241	231,428
4.500%	02/01/49	723	694,195
4.500%	10/01/49	54	50,794
4.500%	05/01/52	957	902,006
4.500%	06/01/52	639	602,355
4.500%	11/01/52	8,585	8,092,026
4.500%	03/01/53	2,353	2,214,995
4.500%	07/01/53	362	340,417
4.500%	08/01/53	261	245,956
4.500%	08/01/53	466	439,488
4.500%	10/01/53	2,368	2,229,560
4.500%	01/01/54	884	831,674
4.500%	02/01/54	651	612,523
4.500%	10/01/54	9,686	9,134,837
4.500%	11/01/54	4,968	4,679,185
4.500%	09/01/63	5,474	5,176,326
4.750%	04/01/28	475	475,282
4.750%	11/01/39	4,994	4,697,565
4.760%	06/01/29	900	898,747
5.000%	TBA	27,015	26,071,490
5.000%	03/01/36	2	2,270
5.000%	12/01/36	1	726
5.000%	12/01/39	3	2,536
5.000%	01/01/40	2	1,536
5.000%	05/01/40	2	2,023
5.000%	05/01/40	9	9,389
5.000%	01/01/41	9	8,894
5.000%	04/01/41	3	3,003
5.000%	05/01/41	2	1,484
5.000%	05/01/41	28	28,224
5.000%	07/01/41	548	545,674
5.000%	01/01/42	5	4,502
5.000%	12/01/43	980	976,269
5.000%	09/01/48	170	167,770
5.000%	01/01/49	191	188,325
5.000%	01/01/49	293	288,190
5.000%	08/01/49	216	214,053
5.000%	12/01/49	1,403	1,375,718
5.000%	07/01/52	482	474,142
5.000%	09/01/52	2,736	2,646,271
5.000%	09/01/52	5,833	5,647,899
5.000%	11/01/52	4,262	4,126,328
5.000%	05/01/53	1,531	1,482,764
5.000%	07/01/53	604	591,934
5.000%	08/01/54	2,911	2,815,761
5.000%	12/01/54	5,000	4,867,707

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.065%	12/01/28	1,950		$1,975,876
5.500%	TBA	85,570		84,436,072
5.500%	04/01/33	9		8,707
5.500%	10/01/33	10		10,000
5.500%	11/01/33	1		910
5.500%	02/01/34	11		10,641
5.500%	03/01/34	7		7,447
5.500%	09/01/34	4		4,347
5.500%	03/01/35	10		10,345
5.500%	05/01/35	3		3,110
5.500%	01/01/36	1		520
5.500%	07/01/36	3		2,631
5.500%	01/01/37	8		7,770
5.500%	06/01/37	2		2,143
5.500%	03/01/38	8		8,174
5.500%	04/01/38	666		670,595
5.500%	09/01/39	3		3,453
5.500%	12/01/39	57		57,090
5.500%	06/01/40	8		8,302
5.500%	10/01/52	1,333		1,323,787
5.500%	11/01/52	716		708,359
5.500%	11/01/52	1,156		1,147,053
5.500%	11/01/52	1,456		1,447,587
5.500%	11/01/52	1,706		1,688,250
5.500%	12/01/52	4,374		4,328,798
5.500%	06/01/53	2,290		2,264,882
5.500%	08/01/53	544		540,049
5.500%	08/01/53	608		600,328
5.500%	09/01/53	1,184		1,174,151
5.500%	03/01/54	357		352,216
5.500%	08/01/54	1,647		1,625,740
5.500%	09/01/56	1,190		1,215,313
6.000%	TBA	49,742		49,971,280
6.000%	11/01/28	—(r	)	288
6.000%	02/01/29	—(r	)	210
6.000%	03/01/32	—(r	)	367
6.000%	05/01/33	—(r	)	158
6.000%	01/01/34	9		8,753
6.000%	11/01/35	4		3,872
6.000%	12/01/35	2		1,554
6.000%	04/01/36	3		2,583
6.000%	07/01/36	1		1,404
6.000%	08/01/36	—(r	)	24
6.000%	08/01/36	1		1,440
6.000%	08/01/36	8		8,116
6.000%	09/01/36	—(r	)	89
6.000%	09/01/36	—(r	)	291
6.000%	09/01/36	1		535
6.000%	09/01/36	1		610
6.000%	09/01/36	8		7,837
6.000%	10/01/36	1		592
6.000%	10/01/36	4		4,036
6.000%	10/01/36	8		8,425
6.000%	11/01/36	—(r	)	94
6.000%	11/01/36	1		808
6.000%	11/01/36	2		1,745
6.000%	11/01/36	5		5,131
6.000%	11/01/36	7		6,885

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/01/36	—(r	)	$109
6.000%	12/01/36	—(r	)	155
6.000%	12/01/36	—(r	)	207
6.000%	12/01/36	2		1,687
6.000%	12/01/36	4		3,992
6.000%	12/01/36	8		8,449
6.000%	01/01/37	—(r	)	207
6.000%	01/01/37	—(r	)	498
6.000%	01/01/37	3		2,862
6.000%	01/01/37	5		5,589
6.000%	01/01/37	8		8,323
6.000%	01/01/37	646		669,953
6.000%	02/01/37	7		7,107
6.000%	02/01/37	111		114,600
6.000%	03/01/37	7		7,278
6.000%	03/01/37	11		11,552
6.000%	03/01/37	66		67,535
6.000%	05/01/37	1		1,210
6.000%	05/01/37	6		5,819
6.000%	05/01/37	8		7,869
6.000%	06/01/37	1		698
6.000%	08/01/37	1		1,056
6.000%	08/01/37	3		3,171
6.000%	08/01/37	4		4,082
6.000%	08/01/37	13		13,355
6.000%	10/01/37	—(r	)	205
6.000%	12/01/52	642		646,309
6.000%	01/01/53	2,562		2,576,424
6.000%	05/01/53	1,336		1,358,266
6.000%	06/01/53	519		526,946
6.000%	07/01/53	695		703,992
6.000%	05/01/54	851		855,677
6.000%	09/01/54	985		991,121
6.500%	TBA	7,090		7,236,231
6.500%	10/01/36	290		300,615
6.625%	11/15/30	1,950		2,162,697
7.000%	TBA	2,795		2,897,841
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180		124,847
Government National Mortgage Assoc.
2.000%	TBA	14,170		11,330,465
2.000%	10/20/50	10,057		8,050,739
2.000%	12/20/50	5,290		4,239,426
2.000%	01/20/51	1,736		1,389,565
2.000%	02/20/51	1,004		781,298
2.000%	02/20/51	3,176		2,544,164
2.000%	03/20/51	1,057		831,438
2.000%	04/20/51	958		745,568
2.500%	TBA	21,060		17,585,100
2.500%	11/20/49	1,866		1,569,351
2.500%	09/20/50	243		203,518
2.500%	10/20/50	2,580		2,162,555
2.500%	11/20/50	849		711,193
2.500%	12/20/50	5,305		4,444,509
2.500%	03/20/51	1,468		1,226,873
2.500%	04/20/51	1,654		1,382,531
2.500%	05/20/51(k)	4,456		3,727,034
2.500%	07/20/51	2,235		1,868,079

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	10/20/51	990	$821,533
3.000%	TBA	5,726	4,964,621
3.000%	02/20/42	16	14,676
3.000%	10/15/42	1,131	1,007,158
3.000%	01/20/50	1,142	996,075
3.000%	02/20/50	100	86,903
3.000%	09/20/50	292	254,041
3.000%	01/20/51	9,242	8,052,464
3.000%	04/20/51	7,064	6,138,563
3.000%	08/20/51	9,866	8,560,883
3.000%	09/20/51	2,766	2,402,799
3.000%	10/20/51	780	677,326
3.000%	01/20/52	702	602,953
3.000%	03/20/52	740	636,950
3.000%	07/20/52	3,349	2,909,530
3.000%	12/20/52	177	153,454
3.500%	TBA	796	711,458
3.500%	09/15/41	19	17,199
3.500%	11/15/41	2	1,504
3.500%	11/15/41	13	11,701
3.500%	01/15/42	5	4,137
3.500%	01/15/42	72	66,642
3.500%	02/15/42	13	11,722
3.500%	03/15/42	5	4,622
3.500%	03/15/42	46	42,188
3.500%	05/15/42	13	12,329
3.500%	06/15/42	10	8,718
3.500%	07/15/42	8	7,329
3.500%	07/15/42	9	7,828
3.500%	07/15/42	17	15,406
3.500%	07/15/42	20	18,390
3.500%	08/15/42	10	9,597
3.500%	01/15/43	9	8,001
3.500%	02/15/43	14	12,607
3.500%	04/15/43	19	17,577
3.500%	04/15/43	99	90,926
3.500%	04/20/43	202	184,641
3.500%	05/15/43	5	4,908
3.500%	05/15/43	7	6,510
3.500%	05/15/43	7	6,738
3.500%	05/15/43	30	27,403
3.500%	05/20/43	533	487,241
3.500%	07/15/43	52	47,912
3.500%	10/15/43	27	24,975
3.500%	11/15/43	6	5,381
3.500%	12/15/43	73	66,667
3.500%	01/15/44	22	20,434
3.500%	02/20/44	711	649,186
3.500%	03/20/45	24	22,116
3.500%	04/20/45	36	33,152
3.500%	05/20/45	69	62,410
3.500%	07/20/45	27	24,366
3.500%	08/20/45	36	32,844
3.500%	10/20/45	58	52,586
3.500%	11/20/45	25	22,848
3.500%	12/20/45	301	272,468
3.500%	05/20/46	123	111,142
3.500%	07/20/46	257	232,202

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	09/20/46	55	$49,541
3.500%	10/20/46	116	104,751
3.500%	05/20/47	120	109,024
3.500%	03/20/48	30	26,667
3.500%	04/20/48	12	10,795
3.500%	02/20/49	1,088	982,869
3.500%	06/20/49	577	519,726
3.500%	11/20/49	1,409	1,266,570
3.500%	06/20/50	1,428	1,286,584
3.500%	11/20/50	971	874,943
3.500%	02/20/51	1,338	1,204,027
3.500%	04/20/51	886	797,996
3.500%	09/20/51	584	524,059
3.500%	01/20/52	188	168,378
3.500%	02/20/52	5,390	4,820,682
3.500%	07/20/52	608	543,339
3.500%	12/20/52	1,772	1,584,416
4.000%	TBA	9,630	8,869,055
4.000%	07/20/39	100	94,761
4.000%	10/20/40	156	148,014
4.000%	12/20/40	634	600,804
4.000%	01/20/41	23	21,881
4.000%	02/20/41	69	65,174
4.000%	03/15/41	88	83,346
4.000%	12/20/46	247	231,317
4.000%	05/20/47	96	89,437
4.000%	06/20/47	240	223,703
4.000%	07/20/47	22	20,229
4.000%	09/20/47	1,056	986,084
4.000%	11/20/47	273	255,274
4.000%	12/20/47	249	232,789
4.000%	01/20/48	749	698,657
4.000%	11/20/49	750	697,776
4.500%	TBA	14,330	13,544,089
4.500%	12/20/39	10	10,072
4.500%	01/20/40	13	12,151
4.500%	02/20/40	10	10,048
4.500%	05/20/40	231	224,368
4.500%	07/20/40	4	4,063
4.500%	10/20/40	8	7,487
4.500%	12/20/40	175	170,282
4.500%	02/20/42	203	196,670
4.500%	11/20/46	43	41,955
4.500%	03/15/47	63	60,538
4.500%	04/15/47	80	77,165
4.500%	05/15/47	59	57,119
4.500%	05/20/52	312	295,928
4.500%	08/20/52	2,923	2,769,559
4.500%	09/20/52	573	543,758
4.500%	09/20/52	955	904,117
4.500%	10/20/52	3,633	3,440,221
5.000%	08/15/38	51	51,411
5.000%	10/15/38	4	4,173
5.000%	10/15/38	167	166,738
5.000%	12/15/38	67	66,706
5.000%	03/15/39	205	204,492
5.000%	05/15/39	59	58,279
5.000%	05/15/39	194	194,343

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	11/15/39	91	$91,137
5.000%	04/15/40	871	863,177
5.000%	05/20/40	801	798,030
5.000%	06/20/40	639	635,973
5.000%	07/20/40	14	13,498
5.000%	07/20/40	250	248,902
5.000%	09/15/40	227	227,161
5.000%	10/20/47	17	17,304
5.000%	08/20/53	980	956,750
5.000%	10/20/54	2,295	2,229,713
5.500%	TBA	4,050	4,016,518
5.500%	08/20/53	639	638,583
6.000%	09/20/53	1,285	1,313,649
6.000%	01/20/54	537	548,181
6.000%	10/20/54	4,999	5,036,264
6.500%	01/20/54	502	515,388
6.500%	10/20/54	1,498	1,545,889
7.000%	10/20/54	1,997	2,083,388
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.644%, Floor 2.400%)
7.359%(c)	04/20/60	445	454,536
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	55	43,026
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	976,592
5.250%	09/15/39	760	774,934
Tennessee Valley Authority Generic Strips
2.705%(s)	09/15/30	147	111,579
2.897%(s)	03/15/33	123	80,725
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	90	54,316

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,117,263,280)			1,051,947,143

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	5,987,780
1.625%	11/15/50	17,980	9,388,931
1.875%	11/15/51	34,685	19,152,623
2.000%	11/15/41(h)	19,405	13,037,734
2.000%	08/15/51	10,020	5,730,188
2.375%	11/15/49	10,790	6,865,138
2.375%	05/15/51	18,375	11,567,637
2.500%	02/15/45(k)	12,370	8,585,553
2.750%	11/15/47	11,102	7,797,139
3.000%	05/15/47	12,437	9,197,550
3.000%	02/15/48	24,352	17,879,695
3.000%	02/15/49	430	313,161
4.250%	02/15/54	11,339	10,361,011
4.250%	08/15/54	11,925	10,911,375
4.375%	08/15/43	34,390	32,380,334
4.500%	02/15/44	11,185	10,685,170
4.750%	11/15/53	7,380	7,310,813
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	02/15/50	4,850	2,572,765
0.625%	02/15/43	3,233	2,367,178
1.375%	07/15/33	520	434,950
1.375%	02/15/44	1,009	839,173

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.750%	01/15/34	10,536	$10,063,125
U.S. Treasury Notes
0.625%	05/15/30	5,511	4,523,756
1.875%	02/15/32	31,995	26,920,793
3.125%	08/31/29	21,146	20,034,183
3.750%	08/31/26	28,914	28,688,109
3.750%	08/15/27	121,177	119,643,354
3.750%	06/30/30	49,320	47,720,953
3.750%	08/31/31	21,357	20,469,350
3.875%	08/15/34	45,464	43,020,310
4.000%	07/31/29	147,401	145,109,377
4.125%	11/30/29	14,470	14,310,604
4.250%	11/15/34	23,935	23,325,406
4.500%	03/31/26(kk)	38,945	39,054,533
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	1,931,367
2.380%(s)	02/15/42(h)(k)	40,000	16,787,500
2.384%(s)	02/15/43	3,505	1,397,756
3.929%(s)	02/15/41	1,150	507,617
4.862%(s)	11/15/41	2,420	1,028,311

TOTAL U.S. TREASURY OBLIGATIONS (cost $826,227,854)			757,902,302

		Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.9%
iShares Core U.S. Aggregate Bond ETF		756,645	73,318,901
Vanguard Total Bond Market ETF		1,023,300	73,585,503

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $158,343,051)			146,904,404

TOTAL LONG-TERM INVESTMENTS (cost $4,148,776,810)			3,926,282,173

SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUNDS — 3.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)		107,623,645	107,623,645
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $40,766,962; includes $40,538,636 of cash collateral for securities on loan)(b)(wb)		40,791,437	40,766,962

TOTAL AFFILIATED MUTUAL FUNDS (cost $148,390,607)			148,390,607

UNAFFILIATED FUND — 0.7%
Dreyfus Government Cash Management (7-day effective yield 4.360%) (Institutional Shares)		26,234,319	26,234,319

(cost $26,234,319)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Value
OPTIONS PURCHASED*~ — 0.0%
(cost $37,502)	$73,758

TOTAL SHORT-TERM INVESTMENTS (cost $174,662,428)	174,698,684

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—108.0% (cost $4,323,439,238)	4,100,980,857

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $165,985)	(181,091)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—108.0% (cost $4,323,273,253)	4,100,799,766
Liabilities in excess of other assets(z) — (8.0)%	(302,522,366)

NET ASSETS — 100.0%	$3,798,277,400

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,851,797 and 0.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,877,930; cash collateral of $40,538,636 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $(32,754,000) is (0.9)% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	01/14/25	$(4,325)	$(3,194,756)
Federal National Mortgage Assoc.	2.000%	TBA	01/16/25	(3,050)	(2,692,743)
Federal National Mortgage Assoc.	2.500%	TBA	01/14/25	(7,588)	(6,179,478)
Federal National Mortgage Assoc.	3.000%	TBA	01/14/25(tt)	(32,754)	(27,815,311)
Federal National Mortgage Assoc.	3.500%	TBA	01/14/25	(3,500)	(3,095,459)
Federal National Mortgage Assoc.	4.000%	TBA	01/14/25	(26,639)	(24,358,125)
Federal National Mortgage Assoc.	4.500%	TBA	01/14/25	(23,125)	(21,748,422)
Federal National Mortgage Assoc.	4.500%	TBA	01/16/25	(2,405)	(2,352,204)
Federal National Mortgage Assoc.	5.000%	TBA	02/13/25	(4,000)	(3,858,423)
Government National Mortgage Assoc.	3.000%	TBA	01/21/25	(1,000)	(867,031)
Government National Mortgage Assoc.	3.500%	TBA	02/20/25	(2,500)	(2,234,968)
Government National Mortgage Assoc.	5.000%	TBA	01/21/25	(2,720)	(2,638,506)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $102,816,677)					$(101,035,426)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	31	78	$4,263
(cost $3,926)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	13,260	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	8,840	1,048
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	547	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	1,076	25,550
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	548	—
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	547	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	274	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	547	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	328	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	549	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	542	5
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	538	1
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	269	—
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	547	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	1,076	56
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	537	—
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	328	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	325	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	323	1

Total OTC Traded (cost $33,576)							$26,661

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	3,625	$14,256
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	2,720	28,578

Total OTC Swaptions (cost $0)								$42,834

Total Options Purchased (cost $37,502)								$73,758

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	31	78	$(18,406)
3 Month SOFR	Put	12/12/25	$96.50	31	78	(51,925)

Total Exchange Traded (premiums received $ 68,598)						$(70,331)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	13,260	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	8,840	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	547	$(2,959)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	1,076	(8,755)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	548	(8,435)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	274	(661)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	547	(17,164)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	328	(1)
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	549	(428)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	542	(4,934)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	269	(2,986)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	538	(8,038)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	547	(6)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	1,076	(3,250)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	537	(724)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	325	(166)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	323	(736)

Total OTC Traded (premiums received $ 80,898)							$(59,246)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	7,250	$(9,474)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/4.490%	5,440	(30,224)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	8,200	(4,879)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	8,160	(3,469)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	8,160	(3,468)

Total OTC Swaptions (premiums received $16,489)								$(51,514)

Total Options Written (premiums received $165,985)								$(181,091)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	3,440	$3,172	$(28,820)

(cost $31,992)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	17,200	$ (8,968)	$ 8,877

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	17,200	$(1,877)	$11,238

Total Centrally Cleared Swaptions (premiums received $30,960)							$(10,845)	$20,115

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
985	2 Year U.S. Treasury Notes	Mar. 2025	$202,525,235	$(310,303)
48	5 Year U.S. Treasury Notes	Mar. 2025	5,102,625	8,549
805	10 Year U.S. Treasury Notes	Mar. 2025	87,543,750	(856,746)
421	10 Year U.S. Ultra Treasury Notes	Mar. 2025	46,862,563	(726,883)
622	20 Year U.S. Treasury Bonds	Mar. 2025	70,810,813	(1,617,653)
204	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	24,256,875	(1,110,197)

				(4,613,233)

Short Positions:
91	2 Year U.S. Treasury Notes	Mar. 2025	18,710,453	28,970
50	5 Year Euro-Bobl	Mar. 2025	6,104,264	80,289
105	5 Year U.S. Treasury Notes	Mar. 2025	11,161,992	53,410
13	10 Year Euro-Bund	Mar. 2025	1,796,910	47,596
544	10 Year U.S. Treasury Notes	Mar. 2025	59,160,000	521,007
401	10 Year U.S. Ultra Treasury Notes	Mar. 2025	44,636,313	874,284
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	118,906	3,779
8	Euro Schatz Index	Mar. 2025	886,563	3,806

				1,613,141

				$(3,000,092)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 01/23/25	MSI	BRL	1,337	$212,900	$215,504	$2,604	$—
Expiring 02/04/25	GSI	BRL	15,235	2,610,951	2,449,982	—	(160,969)
Expiring 02/04/25	GSI	BRL	3,272	557,000	526,095	—	(30,905)
Czech Koruna,
Expiring 01/21/25	DB	CZK	14,560	615,000	598,687	—	(16,313)
Expiring 01/21/25	MSI	CZK	14,005	602,000	575,864	—	(26,136)
Euro,
Expiring 01/21/25	BOA	EUR	517	548,000	535,788	—	(12,212)
Expiring 01/21/25	BOA	EUR	258	271,000	267,802	—	(3,198)
Expiring 01/21/25	BOA	EUR	256	271,000	265,740	—	(5,260)
Expiring 01/21/25	HSBC	EUR	518	548,000	537,124	—	(10,876)
Expiring 01/21/25	MSI	EUR	369	400,109	382,480	—	(17,629)
Hungarian Forint,
Expiring 01/21/25	DB	HUF	310,847	831,000	781,774	—	(49,226)
Indian Rupee,
Expiring 03/19/25	BNP	INR	76,375	894,000	885,265	—	(8,735)
Expiring 03/19/25	JPM	INR	262,141	3,069,207	3,038,497	—	(30,710)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/19/25	JPM	INR	100,392	$1,179,000	$1,163,650	$—	$(15,350)
Expiring 03/19/25	JPM	INR	83,470	980,000	967,502	—	(12,498)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	49,107,031	3,079,969	3,014,055	—	(65,914)
Mexican Peso,
Expiring 03/19/25	BNP	MXN	18,201	890,012	861,572	—	(28,440)
Expiring 03/19/25	JPM	MXN	6,987	340,142	330,756	—	(9,386)
New Taiwanese Dollar,
Expiring 03/19/25	BNP	TWD	24,026	744,000	732,409	—	(11,591)
Expiring 03/19/25	JPM	TWD	30,789	946,000	938,558	—	(7,442)
Expiring 03/19/25	SSB	TWD	29,984	928,000	914,024	—	(13,976)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	85,273	1,457,730	1,458,717	987	—
Expiring 03/19/25	JPM	PHP	28,355	478,000	485,053	7,053	—
Expiring 03/19/25	JPM	PHP	28,269	478,000	483,589	5,589	—
Polish Zloty,
Expiring 01/21/25	TD	PLN	3,640	910,337	880,710	—	(29,627)
South African Rand,
Expiring 03/19/25	BARC	ZAR	15,164	843,780	797,821	—	(45,959)
South Korean Won,
Expiring 01/02/25	MSI	KRW	786,380	548,000	533,689	—	(14,311)
Thai Baht,
Expiring 03/19/25	BNP	THB	24,282	706,000	715,902	9,902	—
Expiring 03/19/25	BNP	THB	20,382	601,000	600,932	—	(68)
Turkish Lira,
Expiring 01/08/25	BOA	TRY	22,042	612,335	618,474	6,139	—
Expiring 01/15/25	HSBC	TRY	55,400	1,536,731	1,543,245	6,514	—
Expiring 01/22/25	HSBC	TRY	79,273	2,185,624	2,192,395	6,771	—

				$30,874,827	$30,293,655	45,559	(626,731)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 01/23/25	JPM	BRL	1,337	$212,900	$215,504	$—	$(2,604)
British Pound,
Expiring 01/21/25	BARC	GBP	2,506	3,253,425	3,136,708	116,717	—
Chilean Peso,
Expiring 03/19/25	TD	CLP	287,319	296,083	288,625	7,458	—
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	5,948	822,000	812,162	9,838	—
Expiring 03/19/25	GSI	CNH	4,692	646,445	640,629	5,816	—
Expiring 03/19/25	SSB	CNH	7,679	1,062,000	1,048,465	13,535	—
Colombian Peso,
Expiring 03/19/25	BARC	COP	1,106,048	247,030	248,384	—	(1,354)
Czech Koruna,
Expiring 01/21/25	JPM	CZK	18,933	784,000	778,494	5,506	—
Expiring 01/21/25	TD	CZK	80,455	3,459,282	3,308,160	151,122	—
Euro,
Expiring 01/21/25	BNP	EUR	515	542,000	534,384	7,616	—
Expiring 01/21/25	BNYM	EUR	1,155	1,254,856	1,197,062	57,794	—
Expiring 01/21/25	GSI	EUR	1,034	1,096,000	1,071,444	24,556	—
Expiring 01/21/25	HSBC	EUR	26,361	28,785,721	27,329,117	1,456,604	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/21/25	HSBC	EUR	2,000	$2,122,555	$2,073,701	$48,854	$—
Expiring 01/21/25	HSBC	EUR	996	1,075,000	1,032,533	42,467	—
Expiring 01/21/25	HSBC	EUR	390	414,930	404,630	10,300	—
Expiring 01/21/25	HSBC	EUR	88	92,153	91,461	692	—
Hungarian Forint,
Expiring 01/21/25	BNP	HUF	232,192	586,000	583,957	2,043	—
Expiring 01/21/25	TD	HUF	168,954	455,169	424,916	30,253	—
New Taiwanese Dollar,
Expiring 03/19/25	JPM	TWD	141,812	4,392,101	4,323,008	69,093	—
Expiring 03/19/25	JPM	TWD	33,061	1,020,000	1,007,841	12,159	—
Peruvian Nuevo Sol,
Expiring 03/19/25	GSI	PEN	2,041	548,000	542,077	5,923	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	1,906	468,000	461,130	6,870	—
Expiring 01/21/25	BOA	PLN	1,915	471,000	463,394	7,606	—
Expiring 01/21/25	GSI	PLN	2,449	603,000	592,501	10,499	—
Singapore Dollar,
Expiring 03/19/25	BARC	SGD	3,281	2,461,248	2,410,216	51,032	—
Expiring 03/19/25	JPM	SGD	1,297	963,000	952,978	10,022	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	14,933	795,448	791,164	4,284	—
South Korean Won,
Expiring 03/19/25	JPM	KRW	4,058,313	2,849,399	2,755,068	94,331	—
Expiring 03/19/25	JPM	KRW	1,197,656	829,000	813,053	15,947	—
Expiring 03/19/25	JPM	KRW	768,932	546,000	522,005	23,995	—
Thai Baht,
Expiring 03/19/25	GSI	THB	90,727	2,666,883	2,674,898	—	(8,015)
Expiring 03/19/25	JPM	THB	32,538	951,000	959,317	—	(8,317)
Turkish Lira,
Expiring 01/22/25	HSBC	TRY	15,743	437,000	435,393	1,607	—
Expiring 01/22/25	HSBC	TRY	10,241	284,000	283,220	780	—

				$67,492,628	$65,207,599	2,305,319	(20,290)

						$2,350,878	$(647,021)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(34,175)	$(27,466)	$(6,709)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	2,180	(1,671)	(556)	(1,115)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	725	(556)	(184)	(372)	BARC

					$(36,402)	$(28,206)	$(8,196)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/25	1.000%(Q)		450	2.738%	$(7,224)	$(6,981)	$(243)	MSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	1,475	0.091%	656	418	238	BARC

						$(6,568)	$(6,563)	$(5)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	17,190	$(401,017)	$(389,423)	$11,594

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	26,900	3.117%	$1,785,756	$2,115,015	$329,259

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	$36,002	$209,560	$173,558

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
6,996	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$(9,476)	$(9,476)
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	2,926	2,926
48,265	05/17/25	5.113%(A)	1 Day SOFR(2)(A)/ 4.490%	—	125,033	125,033
31,020	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(101,730)	(101,730)
24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(100,826)	(100,826)
1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	304	(16,058)	(16,362)
8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	2,464	43,259	40,795
5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(5,545)	(12,216)	(6,671)
12,700	05/31/29	3.704%(A)	1 Day SOFR(1)(A)/ 4.490%	—	158,276	158,276
6,300	02/15/34	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	135,393	135,393
7,695	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(111,839)	(111,839)
2,105	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	(15,199)	(72,954)	(57,755)
7,469	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 4.490%	4,253	1,382,135	1,377,882
6,785	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 4.490%	27,908	443,255	415,347
1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	876,417	900,578	24,161
1,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	14,471	69,557	55,086
5,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	110,017	110,017

				$941,075	$3,154,890	$2,213,815

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 3.790%	JPM	03/20/25	(7,079)	$646,864	$—	$646,864
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	02/04/25	13,785	(1,327,203)	—	(1,327,203)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 4.550%	JPM	02/13/25	27,880	(2,384,586)	—	(2,384,586)
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.580%	JPM	02/24/25	41,895	(3,974,303)	—	(3,974,303)

					$(7,039,228)	$—	$(7,039,228)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$418	$(35,187)	$647,102	$(7,694,531)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$ —	$ 2,779,787
GS	1,530,000	1,561,641
JPS	—	6,846,156
Total	$1,530,000	$11,187,584
Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$121,486,193	$—
Collateralized Debt Obligation	—	654,556	—
Collateralized Loan Obligations	—	174,562,848	—
Consumer Loans	—	42,806,328	—
Credit Cards	—	9,847,947	—
Equipment	—	6,399,494	—
Home Equity Loans	—	7,576,438	—
Manufactured Housing	—	2,905,837	—
Other	—	86,191,816	—
Residential Mortgage-Backed Securities	—	459,469	2,102,063
Student Loans	—	5,685,751	—
Commercial Mortgage-Backed Securities	—	252,278,381	—
Corporate Bonds	—	986,545,235	—
Floating Rate and Other Loans	—	—	901,823
Municipal Bonds	—	17,308,168	—
Residential Mortgage-Backed Securities	—	204,249,516	11,847,911
Sovereign Bonds	—	35,718,550	—
U.S. Government Agency Obligations	—	1,051,947,143	—
U.S. Treasury Obligations	—	757,902,302	—
Unaffiliated Exchange-Traded Funds	146,904,404	—	—
Short-Term Investments
Affiliated Mutual Funds	148,390,607	—	—
Unaffiliated Fund	26,234,319	—	—
Options Purchased	4,263	69,495	—

Total	$321,533,593	$3,764,595,467	$14,851,797

Liabilities
Options Written	$(70,331)	$(110,760)	$—

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$20,115	$—
Futures Contracts	1,621,690	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,350,878	—
Centrally Cleared Credit Default Swap Agreements	—	340,853	—
OTC Credit Default Swap Agreement	—	656	—

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$2,618,474	$—
OTC Total Return Swap Agreement	—	646,864	—

Total	$1,621,690	$5,977,840	$—

Liabilities
Forward Commitment Contracts	$—	$(101,035,426)	$—
Centrally Cleared Swaptions Purchased	—	(28,820)	—
Futures Contracts	(4,621,782)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(647,021)	—
OTC Credit Default Swap Agreements	—	(43,626)	—
Centrally Cleared Interest Rate Swap Agreements	—	(404,659)	—
OTC Total Return Swap Agreements	—	(7,686,092)	—

Total	$(4,621,782)	$(109,845,644)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

U.S. Government Agency Obligations	27.7%
U.S. Treasury Obligations	20.0
Banks	8.3
Commercial Mortgage-Backed Securities	6.6
Residential Mortgage-Backed Securities	5.8
Collateralized Loan Obligations	4.6
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	3.9
Unaffiliated Exchange-Traded Funds	3.9
Automobiles	3.2
Electric	3.1
Other	2.3
Pipelines	1.4
Oil & Gas	1.3
Consumer Loans	1.1
Diversified Financial Services	1.0
Sovereign Bonds	0.9
Healthcare-Services	0.8
Real Estate Investment Trusts (REITs)	0.8
Insurance	0.7
Telecommunications	0.7
Unaffiliated Fund	0.7
Semiconductors	0.7
Pharmaceuticals	0.7
Media	0.7
Municipal Bonds	0.5
Agriculture	0.5
Auto Manufacturers	0.5
Aerospace & Defense	0.4
Gas	0.4
Software	0.3
Mining	0.3
Chemicals	0.3
Credit Cards	0.2
Commercial Services	0.2

Biotechnology	0.2%
Healthcare-Products	0.2
Foods	0.2
Retail	0.2
Entertainment	0.2
Computers	0.2
Home Equity Loans	0.2
Equipment	0.2
Airlines	0.2
Trucking & Leasing	0.2
Machinery-Diversified	0.2
Student Loans	0.1
Auto Parts & Equipment	0.1
Packaging & Containers	0.1
Environmental Control	0.1
Office/Business Equipment	0.1
Manufactured Housing	0.1
Beverages	0.1
Transportation	0.1
Home Builders	0.1
Engineering & Construction	0.1
Internet	0.1
Lodging	0.1
Leisure Time	0.1
Building Materials	0.0	*
Multi-National	0.0	*
Cosmetics/Personal Care	0.0	*
Machinery-Construction & Mining	0.0	*
Iron/Steel	0.0	*
Apparel	0.0	*
Electronics	0.0	*
Investment Companies	0.0	*
Oil & Gas Services	0.0	*
Collateralized Debt Obligation	0.0	*
Miscellaneous Manufacturing	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Housewares	0.0	*%
Options Purchased	0.0	*
Textiles	0.0	*

	108.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(8.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$360,968	*	Due from/to broker-variation margin swaps and swaptions	$28,820	*

Credit contracts	Premiums paid for OTC swap agreements	418		Premiums received for OTC swap agreements	35,187

Credit contracts	—	—		Options written outstanding, at value	11,816

Credit contracts	Unrealized appreciation on OTC swap agreements	238		Unrealized depreciation on OTC swap agreements	8,439

Foreign exchange contracts	Unaffiliated investments	25,613		Options written outstanding, at value	59,243

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,350,878		Unrealized depreciation on OTC forward foreign currency exchange contracts	647,021

Interest rate contracts	Due from/to broker-variation margin futures	1,621,690	*	Due from/to broker-variation margin futures	4,621,782	*

Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	2,618,474	*	Due from/to broker-variation margin swaps and swaptions	404,659	*

Interest rate contracts	Unaffiliated investments	48,145		Options written outstanding, at value	110,032

Interest rate contracts	Unrealized appreciation on OTC swap agreements	646,864		Unrealized depreciation on OTC swap agreements	7,686,092

		$7,673,288			$13,613,091

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$1,108,100
Foreign exchange contracts	(369,481)	328,486	(2,694)	(1,096,287)	—
Interest rate contracts	(1,209,549)	507,739	8,235,561	—	21,438

Total.	$(1,579,030)	$836,225	$8,232,867	$(1,096,287)	$1,129,538

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(28,820)	$24,788	$—	$—	$210,197
Foreign exchange contracts	92,152	20,914	(680,157)	2,032,662	—
Interest rate contracts	133,514	(45,948)	(25,920,339)	—	(7,170,732)

Total	$196,846	$(246)	$(26,600,496)	$2,032,662	$(6,960,535)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 352,248
Options Written (2)	23,976,923
Futures Contracts - Long Positions (2)	881,365,189
Futures Contracts - Short Positions (2)	424,588,131
Forward Foreign Currency Exchange Contracts - Purchased (3)	92,654,800
Forward Foreign Currency Exchange Contracts - Sold (3)	133,120,106
Cross Currency Exchange Contracts (4)	1,809,638
Interest Rate Swap Agreements (2)	275,534,436
Credit Default Swap Agreements - Buy Protection (2)	15,271,275
Credit Default Swap Agreements - Sell Protection (2)	60,472,895
Total Return Swap Agreements (2)	98,575,895

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$39,877,930	$(39,877,930)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$179,559	$(83,715)	$95,844	$—	$95,844
BNP	19,561	(52,303)	(32,742)	—	(32,742)
BNYM	57,794	—	57,794	—	57,794
BOA	13,745	(21,331)	(7,586)	—	(7,586)
DB	—	(82,703)	(82,703)	—	(82,703)
GSI	57,619	(211,195)	(153,576)	—	(153,576)
HSBC	1,574,589	(10,876)	1,563,713	(1,440,000)	123,713
JPM	960,052	(7,903,816)	(6,943,764)	6,943,764	—
MSI	2,606	(77,957)	(75,351)	—	(75,351)
SSB	13,535	(13,976)	(441)	—	(441)
TD	188,833	(29,627)	159,206	—	159,206

	$3,067,893	$(8,487,499)	$(5,419,606)	$5,503,764	$84,158

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $39,877,930:
Unaffiliated investments (cost $4,175,048,631)	$3,952,590,250
Affiliated investments (cost $148,390,607)	148,390,607
Cash	141,804
Foreign currency, at value (cost $53,708)	51,227
Receivable for investments sold	111,535,007
Dividends and interest receivable	29,091,060
Receivable for Portfolio shares sold	11,594,737
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,350,878
Deposit with broker for centrally cleared/exchange-traded derivatives	1,530,000
Unrealized appreciation on OTC swap agreements	647,102
Due from broker-variation margin futures	38,314
Due from broker-variation margin swaps and swaptions	36,562
Tax reclaim receivable	8,899
Premiums paid for OTC swap agreements	418
Prepaid expenses	29,000

Total Assets	4,258,035,865

LIABILITIES
Payable for investments purchased	305,925,768
Forward commitment contracts, at value (proceeds receivable $102,816,677)	101,035,426
Payable to broker for collateral for securities on loan	40,538,636
Unrealized depreciation on OTC swap agreements	7,694,531
Payable for Portfolio shares purchased	1,897,425
Accrued expenses and other liabilities	735,297
Unrealized depreciation on OTC forward foreign currency exchange contracts	647,021
Management fee payable	544,015
Due to broker-variation margin futures	357,019
Options written outstanding, at value (premiums received $165,985)	181,091
Distribution fee payable	155,032
Premiums received for OTC swap agreements	35,187
Payable to affiliate	8,899
Trustees’ fees payable	2,411
Affiliated transfer agent fee payable	707

Total Liabilities	459,758,465

NET ASSETS	$3,798,277,400

Net assets were comprised of:
Partners’ Equity	$3,798,277,400

Net asset value and redemption price per share, $3,798,277,400 / 282,986,296 outstanding shares of beneficial interest	$13.42

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $9,593 foreign withholding tax)	$168,587,010
Unaffiliated dividend income	7,296,994
Affiliated dividend income	3,539,927
Income from securities lending, net (including affiliated income of $187,789)	189,354

Total income	179,613,285

EXPENSES
Management fee	17,379,466
Distribution fee	9,789,019
Custodian and accounting fees	378,391
Audit fee	117,300
Professional fees	86,506
Trustees’ fees	70,851
Shareholders’ reports	18,167
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	166,454

Total expenses	28,015,193
Less: Fee waiver and/or expense reimbursement	(1,265,426)

Net expenses	26,749,767

NET INVESTMENT INCOME (LOSS)	152,863,518

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(29,947))	(60,503,177)
Futures transactions	8,232,867
Forward and cross currency contract transactions	(1,096,287)
Options written transactions	836,225
Swap agreements transactions	1,129,538
Foreign currency transactions	(1,529,527)

(52,930,361)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,272)	(10,384,843)
Futures	(26,600,496)
Forward and cross currency contracts	2,032,662
Options written	(246)
Swap agreements	(6,960,535)
Foreign currencies	(424,485)

(42,337,943)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(95,268,304)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,595,214

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$152,863,518	$144,126,877
Net realized gain (loss) on investment and foreign currency transactions	(52,930,361)	(151,619,562)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(42,337,943)	227,695,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,595,214	220,202,859

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [22,889,158 and 55,348,750 shares, respectively]	304,066,765	706,587,159
Portfolio shares purchased [40,855,617 and 66,353,504 shares, respectively]	(543,694,992)	(828,218,430)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(239,628,227)	(121,631,271)

TOTAL INCREASE (DECREASE)	(182,033,013)	98,571,588
NET ASSETS:
Beginning of year	3,980,310,413	3,881,738,825

End of year	$3,798,277,400	$3,980,310,413

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$13.23	$12.44	$14.86	$15.20	$14.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.52	0.47	0.34	0.25	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)	0.32	(2.76)	(0.59)	0.79

Total from investment operations	0.19	0.79	(2.42)	(0.34)	1.14

Net Asset Value, end of year	$13.42	$13.23	$12.44	$14.86	$15.20

Total Return(b)	1.44%	6.35%	(16.29)%	(2.24)%	8.11%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,798	$3,980	$3,882	$2,303	$4,312
Average net assets (in millions)	$3,916	$3,860	$4,299	$3,366	$3,729
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.68%	0.69%	0.77%	0.77%
Expenses before waivers and/or expense reimbursement	0.71%	0.72%	0.73%	0.77%	0.77%
Net investment income (loss)	3.90%	3.73%	2.57%	1.68%	2.40%
Portfolio turnover rate(d)(e)	266%	315%	408%	106%	234%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 42.8%
Bank of America Securities, Inc.
4.46%, dated 12/31/24, due 01/02/25 in the amount of $30,007,433 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 09/01/32-12/01/54), FNMA (coupon rates 1.500%-4.000%, maturity dates 04/01/36-06/01/49) and GNMA (coupon rates 4.000%-5.500%, maturity dates 01/20/54-12/20/54) with the aggregate value, including accrued interest, of $30,600,000		30,000	$30,000,000
Bank of Nova Scotia
4.46%, dated 12/31/24, due 01/02/25 in the amount of $25,006,194 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity dates 01/21/25-09/04/25) with the aggregate value, including accrued interest, of $25,506,368		25,000	25,000,000
Canadian Imperial Bank of Commerce
4.43%, dated 12/12/24, due 01/14/25 in the amount of $10,040,608 collateralized by FHLMC (coupon rates 3.500%-7.000%, maturity dates 03/01/46-11/01/54), FNMA (coupon rates 1.665%-7.000%, maturity dates 04/01/28-09/01/61) and U.S. Treasury Securities (coupon rates 0.375%-5.000%, maturity dates 10/31/25-05/15/40) with the aggregate value, including accrued interest, of $10,226,416		10,000	10,000,000
4.31%, dated 12/19/24, due 01/30/25 in the amount of $25,125,708 collateralized by FHLMC (coupon rates 2.050%-5.500%, maturity dates 11/01/28-04/01/54), FNMA (coupon rates 2.810%-7.232%, maturity dates 08/01/25-11/01/54), GNMA (coupon rates 5.690%-6.500%, maturity dates 10/20/54-10/20/74) and U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 01/23/25-05/15/53) with the aggregate value, including accrued interest, of $25,542,741		25,000	25,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS (continued)
Credit Agricole Securities Inc.
4.39%, dated 12/16/24, due 02/06/25 in the amount of $15,095,117 collateralized by U.S. Treasury Securities (coupon rate 2.250%, maturity date 08/15/27) with the aggregate value, including accrued interest, of $15,300,074		15,000	$15,000,000
4.3%, dated 12/19/24, due 01/30/25 in the amount of $11,055,183 collateralized by U.S. Treasury Securities (coupon rate 2.250%, maturity date 08/15/27) with the aggregate value, including accrued interest, of $11,220,073		11,000	11,000,000
4.3%, dated 12/19/24, due 01/30/25 in the amount of $20,100,333 collateralized by U.S. Treasury Securities (coupon rate 1.500%, maturity date 08/15/26) with the aggregate value, including accrued interest, of $20,400,019		20,000	20,000,000
4.46%, dated 12/31/24, due 01/02/25 in the amount of $19,333,789 collateralized by U.S. Treasury Securities (coupon rates 1.500%-2.250%, maturity dates 08/15/26-08/15/27) with the aggregate value, including accrued interest, of $19,715,619		19,329	19,329,000
ING Financial Markets LLC
4.32%, dated 12/19/24, due 01/30/25 in the amount of $16,080,640 collateralized by FNMA (coupon rate 2.000%, maturity date 07/01/51) with the aggregate value, including accrued interest, of $16,320,000		16,000	16,000,000
4.46%, dated 12/31/24, due 01/02/25 in the amount of $30,007,433 collateralized by FNMA (coupon rate 2.000%, maturity date 07/01/51) with the aggregate value, including accrued interest, of $30,600,001		30,000	30,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS (continued)
Natixis
4.33%, dated 12/19/24, due 01/30/25 in the amount of $15,075,775 collateralized by FHLMC (coupon rate 5.000%, maturity date 09/01/54), FNMA (coupon rates 4.250%-7.000%, maturity dates 01/01/30-10/01/54) and U.S. Treasury Securities (coupon rates 1.125%-4.500%, maturity dates 02/15/31-11/15/54) with the aggregate value, including accrued interest, of $15,300,001		15,000	$15,000,000
4.55%, dated 12/31/24, due 01/02/25 in the amount of $30,007,583 collateralized by FFCSB (coupon rates 1.730%-2.820%, maturity dates 09/10/35-01/24/42), FHLMC (coupon rates 3.000%-6.000%, maturity dates 05/01/52-12/01/54), FNMA (coupon rates 3.000%-6.000%, maturity dates 11/01/46-08/01/54) and U.S. Treasury Securities (coupon rates 0.000%-4.125%, maturity dates 01/16/25-08/15/50) with the aggregate value, including accrued interest, of $30,600,079		30,000	30,000,000
NatWest Markets Securities, Inc.
4.45%, dated 12/31/24, due 01/07/25 in the amount of $35,030,285 collateralized by U.S. Treasury Securities (coupon rates 2.375%-4.625%, maturity dates 02/15/42-02/15/48) with the aggregate value, including accrued interest, of $35,730,937		35,000	35,000,000
TD Securities (USA) LLC
4.5%, dated 12/31/24, due 01/02/25 in the amount of $30,007,500 collateralized by U.S. Treasury Securities (coupon rates 2.625%-4.500%, maturity dates 04/15/25-11/15/33) with the aggregate value, including accrued interest, of $30,600,053		30,000	30,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS (continued)
Wells Fargo Securities LLC
4.46%, dated 12/31/24, due 01/02/25 in the amount of $30,007,433 collateralized by FHLMC (coupon rate 5.500%, maturity date 08/01/54) with the aggregate value, including accrued interest, of $30,607,582		30,000	$30,000,000
4.45%, dated 12/31/24, due 01/07/25 in the amount of $12,010,383 collateralized by FNMA (coupon rate 5.000%, maturity date 12/01/54) with the aggregate value, including accrued interest, of $12,250,592		12,000	12,000,000

TOTAL REPURCHASE AGREEMENTS (cost $353,329,000)			353,329,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.1%
Federal Farm Credit Bank
4.404%(n)	02/06/25	8,000	7,965,040
Federal Farm Credit Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
4.380%(c)	05/22/25	800	800,000
Federal Farm Credit Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
4.390%(c)	05/02/25	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
4.410%(c)	04/09/25	6,000	6,000,000
4.410%(c)	07/02/25	5,000	5,000,000
4.410%(c)	07/29/25	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
4.415%(c)	02/12/25	6,000	6,000,000
4.415%(c)	07/23/25	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.420%(c)	01/22/25	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.430%(c)	08/26/25	5,800	5,800,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
4.435%(c)	08/28/25	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
4.450%(c)	11/21/25	5,000	5,000,000
4.450%(c)	01/08/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
4.455%(c)	12/29/25	5,000	5,000,000
4.455%(c)	03/20/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.460%(c)	08/26/25	5,000	5,001,292
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.470%(c)	02/25/26	6,000	5,999,968
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
4.475%(c)	01/08/26	5,000	5,001,168
4.475%(c)	02/23/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.110% (Cap N/A, Floor 0.000%)
4.480%(c)	01/17/25	5,000	5,000,161
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
4.490%(c)	05/08/26	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)
4.525%(c)	09/05/25	5,000	5,002,774
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)
4.445%(c)	12/26/25	8,000	8,000,885

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank
4.413%(n)	01/29/25	8,000	$7,972,722
4.413%(n)	03/05/25	8,000	7,938,890
Federal Home Loan Bank, SOFR + 0.005% (Cap N/A, Floor 0.000%)
4.375%(c)	01/13/25	5,750	5,750,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
4.380%(c)	01/08/25	5,000	5,000,000
4.380%(c)	02/05/25	8,000	8,000,000
4.380%(c)	03/03/25	5,000	5,000,000
4.380%(c)	03/19/25	5,000	5,000,000
4.380%(c)	03/26/25	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
4.505%(c)	03/17/25	5,500	5,500,000
4.385%(c)	04/16/25	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
4.390%(c)	01/27/25	3,500	3,500,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
4.395%(c)	03/11/25	5,000	5,000,000
4.515%(c)	04/15/25	6,000	6,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
4.400%(c)	03/26/25	3,500	3,500,000
4.400%(c)	05/15/25	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
4.405%(c)	04/23/25	5,800	5,800,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.420%(c)	08/08/25	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.430%(c)	08/19/25	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.470%(c)	02/13/26	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)
4.485%(c)	06/20/25	10,000	10,000,000
4.485%(c)	07/10/25	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.125% (Cap N/A, Floor 0.000%)
4.495%(c)	01/24/25	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.140% (Cap N/A, Floor 0.000%)
4.510%(c)	03/12/26	9,000	8,999,890
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.460%(c)	01/26/26	9,250	9,251,187
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.470%(c)	02/09/26	5,000	5,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $264,783,977)			264,783,977

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 25.5%
U.S. Treasury Bills
4.285%	10/30/25	5,500	$5,310,396
4.290%	04/22/25	6,500	6,415,204
4.350%	03/13/25	8,000	7,932,116
4.372%	04/08/25	8,000	7,907,096
4.394%	04/17/25	13,000	12,835,406
4.400%	04/24/25	12,000	11,837,873
4.401%	04/03/25	7,000	6,922,854
4.401%	04/10/25	13,300	13,142,451
4.402%	02/04/25	6,000	5,975,222
4.411%	04/01/25	6,000	5,934,780
4.418%	03/11/25	4,000	3,966,524
4.433%	02/25/25	9,750	9,684,746
4.439%	01/16/25	6,000	5,988,960
4.440%	05/01/25	11,750	11,579,924
4.447%	03/06/25	10,000	9,921,822
4.471%	02/13/25	3,000	2,984,156
4.473%	01/28/25	26,750	26,661,079
4.505%	01/21/25	9,000	8,977,797
4.515%	02/11/25	7,000	6,964,524
4.518%	02/18/25	13,000	12,922,829
4.583%	01/09/25	16,000	15,983,866
4.827%	01/14/25	10,000	9,982,842

TOTAL U.S. TREASURY OBLIGATIONS (cost $209,832,467)			209,832,467

TOTAL INVESTMENTS—100.4% (cost $827,945,444)			827,945,444
Liabilities in excess of other assets — (0.4)%			(2,947,062)

NET ASSETS — 100.0%			$824,998,382

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$353,329,000	$—
U.S. Government Agency Obligations	—	264,783,977	—
U.S. Treasury Obligations	—	209,832,467	—

Total	$—	$827,945,444	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Repurchase Agreements	42.8%
U.S. Government Agency Obligations	32.1
U.S. Treasury Obligations	25.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Bank of America Securities, Inc.	$30,000,000	$(30,000,000)	$—
Repurchase Agreement	Bank of Nova Scotia	25,000,000	(25,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	35,000,000	(35,000,000)	—
Repurchase Agreements	Credit Agricole Securities Inc.	65,329,000	(65,329,000)	—
Repurchase Agreements	ING Financial Markets LLC	46,000,000	(46,000,000)	—
Repurchase Agreements	Natixis	45,000,000	(45,000,000)	—
Repurchase Agreement	NatWest Markets Securities, Inc.	35,000,000	(35,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	30,000,000	(30,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	42,000,000	(42,000,000)	—

		$353,329,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments, at value:	$474,616,444
Repurchase Agreements (cost $353,329,000)	353,329,000
Cash	544
Interest receivable	1,799,538
Receivable for Portfolio shares sold	50,226
Prepaid expenses	8,212

Total Assets	829,803,964

LIABILITIES
Payable for Portfolio shares purchased	4,622,714
Accrued expenses and other liabilities	83,016
Management fee payable	64,398
Distribution fee payable	33,996
Trustees’ fees payable	751
Affiliated transfer agent fee payable	707

Total Liabilities	4,805,582

NET ASSETS	$824,998,382

Net assets were comprised of:
Partners’ Equity	$824,998,382

Net asset value and redemption price per share, $824,998,382 / 824,322,019 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
Interest income	$44,197,776

EXPENSES
Management fee	2,532,793
Distribution fee	2,110,661
Custodian and accounting fees	104,971
Professional fees	47,445
Audit fee	33,390
Trustees’ fees	21,770
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Shareholders’ reports	8,238
Miscellaneous	26,974

Total expenses	4,895,281

NET INVESTMENT INCOME (LOSS)	39,302,495

REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	29,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,331,655

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$39,302,495	$41,235,100
Net realized gain (loss) on investment transactions	29,160	18,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,331,655	41,253,311

DISTRIBUTIONS	(39,331,617)	(41,254,544)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [378,669,307 and 333,647,711 shares, respectively]	378,669,307	333,647,711
Portfolio shares issued in reinvestment of distributions [39,331,617 and 41,254,544 shares, respectively]	39,331,617	41,254,544
Portfolio shares purchased [465,287,308 and 471,893,750 shares, respectively]	(465,287,308)	(471,893,750)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(47,286,384)	(96,991,495)

TOTAL INCREASE (DECREASE)	(47,286,346)	(96,992,728)
NET ASSETS:
Beginning of year	872,284,728	969,277,456

End of year	$824,998,382	$872,284,728

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.05	0.05	0.01	—	(b)	— (b)
Less Dividends and Distributions	(0.05)	(0.05)	(0.01)	—	(b)	— (b)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(c)	4.76%	4.62%	1.22%	—	%(b)	0.22%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$825	$872	$969	$844		$946
Average net assets (in millions)	$844	$914	$941	$893		$903
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58%	0.57%	0.44%	0.06%		0.27%
Expenses before waivers and/or expense reimbursement	0.58%	0.57%	0.57%	0.57%		0.57%
Net investment income (loss)	4.66%	4.51%	1.26%	—	%(b)	0.18%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.5%
ASSET-BACKED SECURITIES — 0.5%
Collateralized Loan Obligations
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
5.862%(c)	10/20/31	924	$925,958
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.929%(c)	04/17/30	241	240,678

TOTAL ASSET-BACKED SECURITIES (cost $1,163,826)			1,166,636

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%
ROCK Trust,
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41	275	284,332

(cost $275,000)

CONVERTIBLE BONDS — 0.1%
Retail
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	364	119,229
4.000%	11/15/29	495	157,003

TOTAL CONVERTIBLE BONDS (cost $692,899)			276,232

CORPORATE BONDS — 79.3%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28	335	302,104
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,160	1,116,917
9.000%	09/15/28	200	209,403
CMG Media Corp.,
Sec’d. Notes, 144A
8.875%	06/18/29	145	108,823
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	02/15/31	400	418,027
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	395	375,715

			2,530,989

Aerospace & Defense — 1.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.930%	05/01/60	265	244,245
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	325	323,375
7.000%	06/01/32	150	152,250
7.125%	06/15/26	94	94,235
7.250%	07/01/31	110	113,097
7.500%	02/01/29	425	442,102
8.750%	11/15/30	584	627,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Goat Holdco LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/01/32	30	$29,706
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	11/30/29	175	187,599
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	25	23,413
5.500%	11/15/27	275	270,650
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	210	205,821
6.625%	03/01/32	805	812,338

			3,525,901

Agriculture — 0.2%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	450	443,975

Airlines — 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	100	102,345
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	6	6,236
5.750%	04/20/29	898	888,517
JetBlue Airways Corp./JetBlue Loyalty LP,
Sr. Sec’d. Notes, 144A
9.875%	09/20/31	350	371,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	225	221,148
4.625%	04/15/29	105	99,809
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	225	195,750
7.875%	05/01/27	325	315,250
9.500%	06/01/28	305	305,000

			2,505,055

Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	138,133
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	450	394,598

			532,731

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	200	157,524
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	190	199,910

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	350	$347,694

			705,128

Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	100	101,000
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	75	74,250
6.875%	07/01/28	225	222,839
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	290	288,765
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	50	46,484
5.625%	06/15/28	150	147,951
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	75	75,984
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31	650	582,440
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	85	86,706
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	600	558,142
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	225	220,489

			2,405,050

Banks — 0.5%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	110	109,462
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	254	246,030
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	75	74,914
7.625%	05/01/26	250	250,804
12.000%	10/01/28	25	27,121
12.250%	10/01/30	200	221,353
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	173,214
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	100	102,968

			1,205,866

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 2.3%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	515	$489,886
6.375%	03/01/34	165	162,976
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	150	143,727
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	230	183,469
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	255	259,207
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	12/15/30	460	460,565
6.750%	07/15/31	100	100,534
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	506	495,991
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	410	427,006
Masterbrand, Inc.,
Gtd. Notes, 144A
7.000%	07/15/32	415	418,000
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	467	469,531
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	140	132,237
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	146	142,356
8.875%	11/15/31	560	587,272
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/32	175	175,476
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	185	158,626
4.375%	07/15/30	880	802,382

			5,609,241

Chemicals — 2.0%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	400	415,777
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%
7.100%	09/30/29	183	120,216
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	70	69,188

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	339	$307,875
Celanese US Holdings LLC,
Gtd. Notes
6.600%	11/15/28	75	76,749
6.800%	11/15/30	25	25,866
Chemours Co. (The),
Gtd. Notes, 144A
5.750%	11/15/28	460	427,695
8.000%	01/15/33	130	127,008
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28	308	292,340
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	480	455,191
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	03/15/29	540	569,700
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32	60	59,324
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30	475	498,750
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/31	200	203,045
9.750%	11/15/28	425	450,693
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	140	129,850
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	455	282,100
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	123	110,395
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	325	314,866

			4,936,628

Coal — 0.1%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	155	156,162
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	180	181,350

			337,512

Commercial Services — 4.3%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	380	347,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	123	$120,315
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	60	61,395
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	875	798,112
9.750%	07/15/27	550	553,631
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	310	292,156
4.625%	06/01/28	200	187,940
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	145	138,321
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	450	403,611
4.625%	10/01/27	20	18,980
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29	255	232,697
4.750%	10/15/29	50	47,016
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	175	163,543
5.375%	03/01/29	555	519,795
Block, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/31	395	347,661
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	390	408,566
Brink’s Co. (The),
Gtd. Notes, 144A
6.750%	06/15/32	325	327,905
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	155	158,396
EquipmentShare.com, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/28	285	295,447
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27(a)	350	339,062
GEO Group, Inc. (The),
Sr. Sec’d. Notes
8.625%	04/15/29	225	237,558
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	234	230,651
6.625%	06/15/29	95	96,158

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	435	$365,911
5.000%	12/01/29	45	31,195
Sr. Unsec’d. Notes, 144A
5.500%	10/15/25	484	30,250
6.000%	01/15/28	379	71,062
7.125%	08/01/26	255	52,275
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	650	621,918
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	200	185,592
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	290	288,040
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	151	132,364
4.000%	05/15/31	100	89,076
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	445	452,740
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	750	656,732
5.250%	01/15/30	180	174,871
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	125	106,436
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	50	53,885
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	100	105,901
Wand NewCo 3, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	01/30/32	185	190,255
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	80	80,928
7.375%	10/01/31	360	370,015

			10,386,312

Computers — 1.1%
Ahead DB Holdings LLC,
Gtd. Notes, 144A
6.625%	05/01/28	320	313,580
Amentum Holdings, Inc.,
Gtd. Notes, 144A
7.250%	08/01/32	120	121,028
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	105	106,972

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	390	$379,597
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	452	488,979
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	310	297,948
5.125%	04/15/29	440	421,047
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	580,125

			2,709,276

Cosmetics/Personal Care — 0.1%
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32	175	170,844

Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	480	439,551
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	15	15,637
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,000
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	65	67,582
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)(d)	451	189,235
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	150	157,778

			920,783

Diversified Financial Services — 2.8%
Ally Financial, Inc.,
Sub. Notes
6.700%	02/14/33	250	252,222
Azorra Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
7.750%	04/15/30	170	167,504
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29	225	241,886
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.125%	05/15/31	35	36,134
9.250%	02/01/29	110	113,476
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	50	51,500

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
8.000%	06/15/28	150	$156,988
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	35	35,263
9.250%	12/01/28	15	15,942
Sr. Unsec’d. Notes, 144A
7.625%	07/01/29	100	102,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	200	199,554
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	150	128,224
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	70	71,994
6.500%	03/26/31	135	139,359
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	710	662,508
5.500%	08/15/28	195	189,397
5.750%	11/15/31	150	143,314
6.000%	01/15/27	300	298,141
6.500%	08/01/29	120	119,780
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	175	165,049
6.750%	06/25/25	125	125,209
9.375%	07/25/30	25	26,771
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	150	138,241
4.000%	09/15/30	200	177,044
6.625%	01/15/28	510	516,542
6.625%	05/15/29	470	475,752
7.125%	03/15/26	300	305,295
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	70	64,852
5.375%	10/15/25	225	224,218
5.750%	09/15/31	125	118,992
7.125%	11/15/30	20	20,249
7.875%	12/15/29	90	94,296
PHH Escrow Issuer LLC,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/29	170	170,721
PRA Group, Inc.,
Gtd. Notes, 144A
8.875%	01/31/30	170	176,386
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	396	357,778
3.875%	03/01/31	380	331,066
4.000%	10/15/33	125	104,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
UWM Holdings LLC,
Gtd. Notes, 144A
6.625%	02/01/30	140	$139,112

			6,856,821

Electric — 3.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	200	191,840
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	375	352,848
5.125%	03/15/28	1,726	1,673,824
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28(x)	365	306,443
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	175	174,266
Gtd. Notes, 144A
3.375%	02/15/29	75	68,020
3.625%	02/15/31	300	262,048
5.250%	06/15/29	915	889,312
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	300	331,564
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28	361	352,607
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	395	379,998
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	875	890,925
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	545	513,144
5.000%	07/31/27	425	416,885
5.625%	02/15/27	325	324,033
7.750%	10/15/31	735	769,943

			7,897,700

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	150	139,207
4.750%	06/15/28	342	326,187
EnerSys,
Gtd. Notes, 144A
4.375%	12/15/27	435	415,237
6.625%	01/15/32	35	35,184
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	484	489,687
6.625%	03/15/32	310	314,468
7.250%	06/15/28	25	25,417

			1,745,387

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics — 0.3%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29	305	$290,938
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	384,589

			675,527

Engineering & Construction — 0.6%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	75	76,425
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29	415	387,535
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	360	346,723
MasTec, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/29	280	280,240
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32	150	132,821
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	250	238,204

			1,461,948

Entertainment — 2.4%
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	440,697
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	325	304,472
8.125%	07/01/27	120	121,213
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	565	567,745
7.000%	02/15/30	785	799,386
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	125	124,818
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.250%	07/15/29	300	288,234
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	75	73,604
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28	330	321,627
5.875%	03/15/26	200	200,058
7.000%	08/01/32	85	86,699

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		250	$241,155
6.750%	02/15/29		100	96,818
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29		250	235,742
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		425	418,427
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		125	87,412
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		175	167,715
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		468	448,257
6.250%	03/15/33		140	137,308
7.125%	02/15/31		540	561,768

				5,723,155

Environmental Control — 0.6%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28		309	292,005
4.375%	08/15/29		237	224,048
4.750%	06/15/29		25	24,063
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		340	348,769
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		235	221,802
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30		125	115,096
Gtd. Notes, 144A
4.875%	12/01/29		160	147,972
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32		60	61,080

				1,434,835

Foods — 1.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		850	774,608
4.625%	01/15/27		610	596,795
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		700	664,525
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		60	61,708
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	300	362,376

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	50	$45,742
4.375%	01/31/32	75	67,852
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	65	65,986
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	361	357,834
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	250	215,522
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	414	381,571
5.500%	12/15/29	521	504,202
6.250%	10/15/34	45	43,958
6.375%	03/01/33	110	107,896
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	150	134,371
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33	15	14,574

			4,399,520

Forest Products & Paper — 0.0%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31	110	107,593

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	583	563,035

Healthcare-Products — 1.0%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	492	469,477
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,944	1,800,844
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	175	168,482

			2,438,803

Healthcare-Services — 3.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	242	231,278
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	500	388,416
5.625%	03/15/27	460	441,116
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,055	911,994
4.625%	06/01/30	745	684,345

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
6.875%	09/01/32	210	$211,583
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	225	196,885
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	275	262,999
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	700	600,040
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	190	185,060
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32	125	120,335
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	1,697	1,591,655
4.375%	01/15/30	425	394,588
6.125%	06/15/30	1,070	1,063,433
Sr. Unsec’d. Notes
6.875%	11/15/31	450	465,204

			7,748,931

Home Builders — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	226	207,756
4.625%	04/01/30	186	168,560
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	150	147,715
7.250%	10/15/29	550	557,134
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	175	176,688
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	159	144,292
6.250%	09/15/27	300	296,250
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	200	185,500
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	140	147,350
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	325	313,932
KB Home,
Gtd. Notes
4.800%	11/15/29	436	411,129
Landsea Homes Corp.,
Gtd. Notes, 144A
8.875%	04/01/29	205	204,638
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	75	67,461

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
4.950%	02/01/28	150	$144,776
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	600	553,500
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	115	120,347
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	275	262,225
4.750%	04/01/29	100	93,825
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	150	158,417
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	350	347,442
5.875%	06/15/27	150	150,343
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	245	243,025

			5,102,305

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	325	299,667

Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	800	728,641
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	200	190,250
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	275	251,749

			1,170,640

Housewares — 1.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	125	125,433
6.625%	09/15/29	450	458,094
6.625%	05/15/32	70	70,473
6.875%	04/01/36	330	334,345
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	300	261,560
4.375%	02/01/32	350	305,013
4.500%	10/15/29	631	580,968
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	600	372,161

			2,508,047

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	140	$144,025
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	300	309,675
8.500%	06/15/29	125	130,086
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	150	140,755
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	125	126,345
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	200	193,463
HUB International Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/30	570	584,451

			1,628,800

Internet — 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	225	211,010
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	255,009
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	150	137,176
Shutterfly Finance LLC,
Sec’d. Notes, 144A, Cash coupon 8.500% or PIK 4.250%
8.500%	10/01/27	264	232,485
Sr. Sec’d. Notes, 144A
9.750%	10/01/27(a)	56	57,192

			892,872

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Sr. Sec’d. Notes
5.250%	05/15/27	435	411,509

Iron/Steel — 1.2%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	425	421,670
7.250%	08/15/30	110	113,208
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	229	228,794
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	350	351,082
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29	130	120,971
6.750%	04/15/30	490	479,587
6.875%	11/01/29	195	192,841
7.000%	03/15/32	150	147,279

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
7.375%	05/01/33	125	$122,942
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	299,144
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	150	157,028
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29	270	271,074

			2,905,620

Leisure Time — 2.7%
Acushnet Co.,
Gtd. Notes, 144A
7.375%	10/15/28	255	263,570
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	495	500,707
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	600	597,060
6.000%	05/01/29	250	249,508
10.500%	06/01/30	685	729,635
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	300	283,406
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	11/15/31	165	163,328
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	250	260,614
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	50	50,035
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	500	497,875
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	125	123,750
8.125%	01/15/29	100	105,125
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	165	163,138
7.750%	02/15/29	175	183,750
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	125	124,874
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	50	49,540
5.500%	04/01/28	400	397,200
5.625%	09/30/31	420	413,175
6.000%	02/01/33	505	503,737
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	300	297,375
9.125%	07/15/31	100	107,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	200	$200,298
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	325	318,841
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	50	48,500

			6,632,281

Lodging — 1.3%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	225	207,715
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	375	325,530
5.875%	03/15/33	595	584,956
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	490	468,966
5.500%	04/15/27	375	372,257
6.125%	09/15/29	150	149,611
6.500%	04/15/32	290	288,900
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	308	292,528
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	125	124,792
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	250	240,000

			3,055,255

Machinery-Construction & Mining — 0.3%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	525	499,857
6.250%	10/15/32	145	142,298

			642,155

Machinery-Diversified — 0.8%
ATS Corp. (Canada),
Gtd. Notes, 144A
4.125%	12/15/28	250	231,250
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	115	123,175
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	880	915,185
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	395	319,447

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	235	$248,534

			1,837,591

Media — 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	106	91,279
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,670	1,454,666
4.750%	03/01/30	2,606	2,379,608
5.000%	02/01/28	415	400,076
5.125%	05/01/27	175	171,886
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)	615	433,607
4.125%	12/01/30(x)	200	144,020
5.375%	02/01/28(x)	1,340	1,154,171
5.500%	04/15/27(x)	350	312,966
6.500%	02/01/29(x)	900	756,395
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)	288	149,759
5.750%	01/15/30(x)	950	540,089
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)	5,020	5,738
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)	2,365	5,264
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	375	364,851
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	715	453,979
7.375%	07/01/28	25	17,842
7.750%	07/01/26	2,881	2,421,335
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	550,474
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,125	1,189,857
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27	598	579,376
iHeartCommunications, Inc.,
Sec’d. Notes, 144A
10.875%	05/01/30	338	258,976
Sr. Sec’d. Notes, 144A
7.750%	08/15/30	183	143,450
9.125%	05/01/29	209	181,830
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	125	116,016
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	367	342,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(x)	595	$519,102
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(x)	635	418,034
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27(x)	290	264,223
Sirius XM Radio LLC,
Gtd. Notes, 144A
5.000%	08/01/27	218	211,897
5.500%	07/01/29	1,115	1,069,722
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29	440	411,756
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27	730	727,632
7.375%	06/30/30	245	234,629
8.000%	08/15/28	330	336,033
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	200	171,900
5.500%	05/15/29	200	187,500
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	200	176,750

			19,349,041

Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	100	93,102

Mining — 1.0%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	200	199,500
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	75	77,602
Unsec’d. Notes, 144A
11.500%	10/01/31	100	111,725
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	230	225,290
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	375	373,009
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	190	191,339
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	210	206,588
6.125%	04/01/29	200	199,750

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	300	$301,125
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	200	172,398
4.750%	01/30/30	360	333,784
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	80	81,670

			2,473,780

Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	100	99,039
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	120	112,852
Hillenbrand, Inc.,
Gtd. Notes
6.250%	02/15/29	205	205,085
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	545	565,416

			982,392

Office/Business Equipment — 0.1%
Xerox Holdings Corp.,
Gtd. Notes, 144A
8.875%	11/30/29	295	264,819
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	85	86,165

			350,984

Oil & Gas — 6.0%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	40	40,942
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	518
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	275	332,192
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	155	154,126
8.250%	12/31/28	569	580,769
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
8.500%	04/30/30	460	468,050
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	595	594,886
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	50	50,061

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
7.000%	06/15/25	300	$300,254
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	175	181,850
8.625%	11/01/30	175	183,348
8.750%	07/01/31	800	834,077
CNX Resources Corp.,
Gtd. Notes, 144A
6.000%	01/15/29	395	387,196
7.250%	03/01/32	135	137,279
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	350	327,139
6.750%	03/01/29	480	468,399
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	90	87,576
7.625%	04/01/32	125	124,379
9.250%	02/15/28	790	825,645
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	39	39,534
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	360	372,474
Encino Acquisition Partners Holdings LLC,
Gtd. Notes, 144A
8.500%	05/01/28	400	408,557
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	170	157,914
5.375%	03/15/30	310	303,135
Gtd. Notes, 144A
6.750%	04/15/29	35	35,367
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	700	667,832
6.000%	02/01/31	325	301,787
6.250%	11/01/28	226	219,157
6.250%	04/15/32	275	253,178
7.250%	02/15/35	75	70,586
8.375%	11/01/33	47	47,989
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A
7.625%	08/15/29	45	43,333
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	135	133,310
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	175	170,289
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	305	281,363
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	135	134,891

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.875%	08/15/31	180	$167,162
9.125%	01/31/30	75	76,213
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	380	383,701
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	300	278,250
4.625%	05/01/30	125	114,375
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	80	79,100
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	45	44,431
7.000%	01/15/32	380	386,334
8.000%	04/15/27	75	76,554
9.875%	07/15/31	260	285,923
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	100	98,739
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	398	373,552
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27	275	274,394
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	105	103,954
7.000%	08/01/32	75	73,851
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29	150	153,931
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	195	183,370
4.500%	04/30/30	300	277,812
5.875%	03/15/28	25	24,893
6.000%	04/15/27	284	283,168
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	92	92,169
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	91	90,886
8.250%	05/15/29	265	259,456
8.500%	05/15/31	50	49,005
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	247	253,279
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	250	252,068
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	50	52,718

			14,508,670

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 1.8%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(x)	415	$58,548
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	400	224,000
Sr. Sec’d. Notes
2.125%	08/15/26(x)	EUR 200	185,376
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(x)	650	565,500
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	150	147,783
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	280	275,100
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	50	47,604
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	300	267,748
8.625%	10/01/31	195	180,389
9.500%	11/01/28	50	50,084
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	75	65,067
10.500%	07/15/27	100	96,564
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27	630	642,122
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	300	298,257
7.250%	05/15/31	50	48,749
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	175	174,893
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	325	358,087
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	425	389,231
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	295	289,837

			4,364,939

Pharmaceuticals — 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	775	696,715
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	542	446,887
9.250%	04/01/26	437	417,774

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	200	$135,750
5.000%	02/15/29	771	458,745
5.250%	01/30/30	530	286,862
5.250%	02/15/31	25	13,062
6.250%	02/15/29	75	46,125
7.000%	01/15/28	25	17,594
9.000%	12/15/25	25	24,280
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	650	520,000
5.500%	11/01/25	615	599,625
11.000%	09/30/28	75	71,250
Grifols SA (Spain),
Gtd. Notes, 144A
4.750%	10/15/28	485	444,396
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	1,300	1,168,945
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29	495	442,146

			5,790,156

Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	300	291,828
5.750%	01/15/28	535	530,508
6.625%	02/01/32	85	85,656
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	50	51,062
7.250%	07/15/32	85	87,340
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	595	543,389
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	270	273,627
7.500%	06/01/27	50	50,999
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/28	345	345,230
8.000%	01/15/27	104	105,733
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	200	198,655
Gtd. Notes, 144A
8.250%	01/15/32	115	118,314
Harvest Midstream I LP,
Sr. Unsec’d. Notes, 144A
7.500%	05/15/32	370	376,673
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	185	170,811

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/32	60	$60,989
8.875%	07/15/28	350	367,250
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	295	290,336
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29	295	298,988
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
6.750%	07/15/32	335	337,094
NuStar Logistics LP,
Gtd. Notes
6.375%	10/01/30	495	496,263
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	170	159,909
6.875%	04/15/40	325	309,219
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	525	505,312
6.000%	03/01/27	190	189,020
6.000%	12/31/30	220	208,518
6.000%	09/01/31	75	70,774
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	305	305,902
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	326,200
6.250%	01/15/30	250	252,793
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	495	517,653
Sr. Sec’d. Notes, 144A
7.000%	01/15/30	180	182,749
8.125%	06/01/28	220	228,840
8.375%	06/01/31	218	227,334
9.500%	02/01/29	1,010	1,116,161
9.875%	02/01/32	325	357,120

			10,038,249

Real Estate — 0.6%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.750%	01/15/29	340	273,274
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28	269	273,942
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	200	184,558
4.375%	02/01/31	200	180,038
5.375%	08/01/28	305	296,304

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	350	$331,868

			1,539,984

Real Estate Investment Trusts (REITs) — 1.2%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	229	168,628
Sr. Unsec’d. Notes
4.750%	02/15/28	350	300,368
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28	384	375,874
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	375	237,963
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	115	116,653
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	205	205,959
7.250%	07/15/28	370	379,476
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	100	90,291
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27	50	48,333
6.500%	07/01/30	75	75,074
7.250%	04/01/29	325	333,162
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	125	117,206
10.500%	02/15/28	450	479,682
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	75	68,119

			2,996,788

Retail — 4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	715	637,363
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	200	182,004
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29	475	442,976
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36	325	330,242
6.875%	11/01/35	496	507,183

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	135	$133,370
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	400	405,684
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	225	237,549
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28	236	252,303
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	537	591,824
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	261	312,382
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	628	579,035
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	100	92,565
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	195	171,166
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	330	296,439
3.875%	10/01/31	375	323,712
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	200	183,857
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	250	233,435
8.250%	08/01/31	100	103,640
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	175	159,957
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30	355	339,049
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	150	130,077
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	300	263,738
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	50	47,127
6.375%	11/01/32	165	159,662
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	255	231,688
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	495	466,976

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
RITE AID Corp.,
0.000%	12/31/47^	60	$35,600
Sec’d. Notes, Series A, PIK 15.000%
15.000%	08/30/31^	176	106,959
Sec’d. Notes, Series B, PIK 15.000%
15.000%	08/30/31^	83	—
Sr. Sec’d. Notes, PIK 8.000%
8.000%	12/31/30^	170	—
Sr. Sec’d. Notes, 144A, PIK 11.466%
11.466%	08/30/31^	62	55,352
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	390	390,768
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29	255	235,491
Staples, Inc.,
Sec’d. Notes, 144A
12.750%	01/15/30	256	200,122
Sr. Sec’d. Notes, 144A
10.750%	09/01/29	360	354,455
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	308	274,868
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	680	615,187
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	60	59,272

			10,143,077

Semiconductors — 0.5%
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144A
12.250%	03/30/29	400	390,000
Entegris, Inc.,
Gtd. Notes, 144A
5.950%	06/15/30	385	381,174
Synaptics, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29	375	341,508

			1,112,682

Software — 0.9%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30	485	461,165
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29	450	419,566
Elastic NV,
Sr. Unsec’d. Notes, 144A
4.125%	07/15/29	410	380,103
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/30	462	489,109

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software (cont’d.)
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		125		$123,633
6.500%	06/01/32		245		247,176

					2,120,752

Telecommunications — 3.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
2.250%	01/15/25	EUR	400		410,327
5.000%	01/15/28		785		614,435
5.750%	08/15/29		200		145,750
9.625%	07/15/27		200		186,000
CommScope LLC,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26		691		687,045
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		337		300,660
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29		200		182,138
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30^		16		1,221
Sr. Sec’d. Notes, Series 3A14, 144A
0.000%	12/31/30^		—	(r)	418
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^		51		349
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%
10.942%	05/25/27		207		203,149
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28		12		10,748
Embarq LLC,
Sr. Unsec’d. Notes
7.995%	06/01/36		530		286,768
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29		225		223,622
Sec’d. Notes, 144A
6.000%	01/15/30		325		324,239
6.750%	05/01/29		250		251,187
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		200		196,269
5.875%	10/15/27		530		528,060
8.750%	05/15/30		75		79,257
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		480		379,769
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	04/15/32		200		200,758
8.500%	04/15/31		200		211,870

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	700	$644,847
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	125	99,797
Sec’d. Notes, 144A
3.875%	10/15/30	100	79,692
4.000%	04/15/31	75	59,454
4.500%	04/01/30	150	124,710
4.875%	06/15/29	150	130,472
10.000%	10/15/32	75	74,942
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	25	27,851
11.000%	11/15/29	302	339,471
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/29	201	181,008
4.125%	04/15/30	201	179,967
4.125%	04/15/30	173	153,966
10.000%	10/15/32	75	74,639
Optics Bidco SpA (Italy),
Sr. Sec’d. Notes, 144A
6.000%	09/30/34	375	361,398
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	245	242,617
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	265	273,661
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	240	254,527

			8,727,058

Transportation — 0.5%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	310	325,741
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	470	483,814
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	305	311,383
7.125%	02/01/32	110	112,628

			1,233,566

TOTAL CORPORATE BONDS (cost $208,296,849)			192,890,508

FLOATING RATE AND OTHER LOANS — 9.1%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
Term Facility, 2 Month SOFR + 3.500%
7.929%(c)	06/18/29	22	19,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Apparel — 0.2%
Varsity Brands, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
8.271%(c)	08/26/31	364	$364,227

Auto Parts & Equipment — 0.5%
Adient US LLC,
Term B-2 Loan, 1 Month SOFR + 2.250%
6.607%(c)	01/31/31	277	278,097
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 4.012%
8.340%(c)	10/04/28	395	372,516
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%
13.347%(c)	03/30/28	345	310,500
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.371%(c)	11/17/28	168	161,654

			1,122,767

Beverages — 0.3%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
7.840%(c)	03/31/28	807	812,148

Building Materials — 0.1%
Cabinetworks,
Initial Term Loan, 3 Month SOFR + 4.512%
8.840%(c)	05/17/28	291	232,343

Chemicals — 0.4%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%
9.014%(c)	11/15/30	466	452,481
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
9.435%(c)	06/28/28	220	211,169
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%
14.647%(c)	12/31/25^	151	150,998
Term Loan, 3 Month SOFR + 10.000%
14.656%(c)	10/12/28	215	213,661

			1,028,309

Commercial Services — 0.0%
Catawba Nation Gaming Authority,
Term B Loan
—%(p)	12/16/31	75	75,141
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month SOFR + 4.250%
9.026%(c)	09/01/28	25	20,946

			96,087

Computers — 0.2%
Ahead DB Holdings LLC,
Term B-2 Facility, 3 Month SOFR + 3.500%
7.829%(c)	02/01/31	219	220,094

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Computers (cont’d.)
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
7.803%(c)	03/01/29	297	$296,994

			517,088

Cosmetics/Personal Care — 0.3%
Conair Holdings LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.864%
8.221%(c)	05/17/28	679	609,921

Electric — 0.1%
Heritage Power LLC,
Term Loan, 1 Month SOFR + 7.000%
11.357%(c)	07/20/28^	169	168,686

Electronics — 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%
10.350%(c)	08/15/29	174	169,776

Environmental Control — 0.2%
Madison Iaq LLC,
Initial Term Loan, 6 Month SOFR + 2.750%
7.889%(c)	06/21/28	495	496,291

Foods — 0.3%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.679%(c)	06/30/26^	617	487,459
11.679%(c)	06/30/26^	347	167,100
Super Senior DDTL, 1 Month SOFR + 11.600%
16.651%(c)	06/30/26^	16	16,418

			670,977

Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%
8.764%(c)	10/31/31	75	75,094

Healthcare-Services — 0.7%
Parexel International, Inc.,
Refinancing Term Loan, 1 Month SOFR + 3.000%
7.357%(c)	11/15/28	777	781,200
Star Parent, Inc.,
Term B Loan, 3 Month SOFR + 4.000%
8.329%(c)	09/27/30	496	483,720
US Renal Care, Inc.,
Closing Date Term Loan, 1 Month SOFR + 5.114%
9.471%(c)	06/20/28	360	335,774

			1,600,694

Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
9.085%(c)	12/19/30	114	114,708

Housewares — 0.2%
SWF Holdings I Corp.,
Term Loan
—%(p)	12/18/29	43	42,964
—%(p)	12/18/29	57	57,286

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Housewares (cont’d.)
Tranche A-2, 1 Month SOFR + 4.114%
8.471%(c)	10/06/28^	546	$489,106

			589,356

Insurance — 0.6%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
7.357%(c)	11/06/30	300	299,625
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
9.721%(c)	01/20/29	240	231,171
New B-11 Term Loan, 1 Month SOFR + 4.350%
8.707%(c)	08/21/28	718	717,919
New B-12 Term Loan, 1 Month SOFR + 4.250%
8.607%(c)	09/19/30	249	248,679

			1,497,394

Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
7.762%(c)	11/30/27	25	24,863
Shutterfly Finance LLC,
Second Lien PIK Term Loan, 3 Month SOFR + 1.000%
5.329%(c)	10/01/27	223	195,243

			220,106

Machinery-Diversified — 0.2%
Graftech Global Enterprises Inc,
Delayed Draw Term Loan
—%(p)	12/31/29^	59	58,519
Initial Term Loan
—%(p)	12/31/29^	102	102,408
SPX Flow, Inc.,
Cov-Lite Term B Loan, 1 Month SOFR + 3.000%
7.357%(c)	04/05/29	400	402,838

			563,765

Media — 1.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.656%(c)	10/31/27	423	358,012
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.897%(c)	01/18/28	967	944,644
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25	468	502,103
First Lien Term Loan, 1 Month SOFR + 10.100%
14.712%(c)	05/25/26	12	10,168
Second Lien Term Loan
8.175%	08/24/26	216	547
iHeartCommunications, Inc.,
New Term Loan, 3 Month SOFR + 6.037%
10.391%(c)	05/01/26	390	344,948

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Media (cont’d.)
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
7.721%(c)	09/25/26	209	$181,935

			2,342,357

Metal Fabricate/Hardware — 0.3%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.829%(c)	04/23/30^	774	766,408

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	19	1,617

Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%
6.857%(c)	08/04/27	219	219,832
LABL, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 5.100%
9.457%(c)	10/29/28	316	304,687

			524,519

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27	394	383,521
MI OpCo Holdings, Inc.,
2023 Term Loan, 1 Month SOFR + 7.350%
11.707%(c)	03/31/28	145	145,106

			528,627

Pipelines — 0.2%
Buckeye Partners LP,
Term B-2 Loan, 1 Month SOFR + 2.000%
6.357%(c)	11/22/30	496	496,313

Retail — 0.8%
Claire’s Stores, Inc.,
Term B Loan, 1 Month SOFR + 6.600%
10.957%(c)	12/18/26	605	486,275
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
8.221%(c)	03/06/28	172	172,676
MI Windows and Doors LLC,
2024 Incremental Term Loan, 1 Month SOFR + 3.000%
7.357%(c)	03/28/31	159	160,593
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
7.840%(c)	03/03/28	511	495,996
Prime Source,
Initial Term Loan, 3 Month SOFR + 3.512%
8.105%(c)	12/28/27	189	184,092
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%
7.607%(c)	10/19/29	533	532,891

			2,032,523

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Semiconductors — 0.2%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%
7.247%(c)	02/01/29	568	$566,657

Software — 0.8%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%
7.607%(c)	02/15/29	50	49,952
Boxer Parent Co., Inc.,
2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%
8.335%(c)	07/30/31	50	50,375
Dun & Bradstreet Corporation (The),
Incremental Term B-2, 1 Month SOFR + 2.250%
6.588%(c)	01/18/29	720	720,012
Genesys Cloud Services Holdings II LLC,
Initial 2024 Incremental No. 3 Dollar Term Loan, 1 Month SOFR +
3.000%
7.357%(c)	12/01/27	597	600,977
Rocket Software, Inc.,
Term Loan
—%(p)	11/28/28	214	215,573
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.721%(c)	07/14/28	274	238,836
UKG, Inc.,
Term B Loan, 3 Month SOFR + 3.250%
7.720%(c)	02/10/31	114	115,140

			1,990,865

Telecommunications — 0.7%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.857%(c)	09/27/29	372	329,875
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27	26	24,685
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29	465	473,760
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30	315	320,647
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
6.821%(c)	04/15/29	99	93,014
Term B-2 Loan, 1 Month SOFR + 2.464%
6.821%(c)	04/15/30	102	94,423
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%
9.471%(c)	10/24/29	75	73,263
Second Out Term Loan, 1 Month SOFR + 1.614%
6.000%(c)	10/24/31	303	245,586

			1,655,253

Transportation — 0.2%
First Student Bidco, Inc.,
Initial Term B Loan
—%(p)	07/21/28	306	306,221

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Transportation (cont’d.)
Term C Loan, 3 Month SOFR + 2.500%
6.892%(c)	07/21/28	93	$93,509

			399,730

TOTAL FLOATING RATE AND OTHER LOANS (cost $22,820,747)			22,274,460

U.S. TREASURY OBLIGATIONS(k) — 0.6%
U.S. Treasury Notes
3.750%	12/31/28	450	440,016
4.125%	11/15/27	325	323,654
4.250%	02/28/31	250	247,246
4.625%	02/28/25	372	372,073

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,393,150)			1,382,989

	Shares
COMMON STOCKS — 2.8%
Broadline Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	15,899

Building Products — 0.0%
SAL TopCo LLC*^	2,403,091	240

Chemicals — 0.9%
Cornerstone Chemical Co.*^	16,552	314,488
TPC Group, Inc.*^	52,737	1,582,110
Venator Materials PLC*^(x)	688	192,640

		2,089,238

Consumer Staples Distribution & Retail — 0.0%
ESC NMG Parent LLC*^	956	26,376
RITE AID Corp.*^	597	—
RITE AID Corp., 144A*^	606,000	61

		26,437

Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	8,505

Electric Utilities — 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	446,940
Keycon Power Holdings LLC*^	26,575	3

		446,943

Gas Utilities — 0.2%
Ferrellgas Partners LP (Class B Stock)	3,871	485,596

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	87,321
iHeartMedia, Inc. (Class A Stock)*	10,969	21,719

		109,040

Metals & Mining — 0.0%
MNK Common Stock*	145	12,792

Oil, Gas & Consumable Fuels — 0.7%
Expand Energy Corp.	4,214	419,504
Heritage Power LLC*^	22,672	1,178,944
Heritage Power LLC*^	997	51,844

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Heritage Power LLC*^	26,092	$13,046

		1,663,338

Specialty Retail — 0.0%
Claire’s Private Placement*^	795	795

Wireless Telecommunication Services — 0.8%
Digicel International Finance Ltd. (Jamaica)*^	184,508	1,107,048
Intelsat Emergence SA (Luxembourg)*	20,934	637,178
Xplore, Inc. (Canada)*	26,155	103,034
Xplore, Inc., CVR*^	1,370	—

		1,847,260

TOTAL COMMON STOCKS (cost $6,958,079)		6,706,083

PREFERRED STOCKS — 0.6%
Broadline Retail — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^	291,500	301,702

Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75	75,000

Specialty Retail — 0.4%
Claire’s Stores, Inc., CVT*^	807	994,732

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*^	19,626	217,945

TOTAL PREFERRED STOCKS (cost $647,936)		1,589,379

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.4%
iShares Broad USD High Yield Corporate Bond ETF	149,318	5,493,409
iShares iBoxx High Yield Corporate Bond ETF	65,855	5,179,496

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $10,355,935)		10,672,905

	Units
WARRANTS* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,expiring 09/24/27^	2,515	—

(cost $25)

TOTAL LONG-TERM INVESTMENTS (cost $252,604,446)		237,243,524

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	3,221,094	$3,221,094
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $288,826; includes $507,960 of cash collateral for securities on loan)(b)(wb)	288,999	288,826

TOTAL SHORT-TERM INVESTMENTS (cost $3,509,920)		3,509,920

TOTAL INVESTMENTS—99.0% (cost $256,114,366)		240,753,444

Other assets in excess of liabilities(z) — 1.0%		2,504,409

NET ASSETS — 100.0%		$243,257,853

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,136,955 and 3.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $497,296; cash collateral of $507,960 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	06/09/20-12/30/24	$430,500	$58,548	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 2.125%, 08/15/26	12/06/24	190,407	185,376	0.1
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	01/17/24-04/03/24	592,459	565,500	0.2
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	10/26/22-01/17/24	430,701	433,607	0.2
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	144,020	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	10/29/21-01/18/24	1,175,008	1,154,171	0.5
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	03/11/24	315,966	312,966	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 6.500%, 02/01/29	12/01/20-02/06/24	828,960	756,395	0.3
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	08/03/20-03/11/22	240,060	149,759	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(x) Restricted Securities (continued):

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	04/22/20-01/20/22	$966,620	$540,089	0.2%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A, 6.625%, 08/15/27(d)	07/18/19-05/19/21	4,286,225	5,738	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	07/18/19-08/30/22	1,578,917	5,264	0.0
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%, 13.000%, 06/01/28	08/28/24-08/28/24	296,361	306,443	0.1
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	09/11/20-02/03/21	605,594	519,102	0.2
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	12/02/22-01/17/24	305,123	418,034	0.2
Sinclair Television Group, Inc., Gtd. Notes, 144A, 5.125%, 02/15/27	05/05/23-06/06/23	237,925	264,223	0.1
Venator Materials PLC*^	07/18/18-10/19/23	1,251,925	192,640	0.1

Total		$13,860,251	$6,011,875	2.5%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at December 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $77,201)^	78	$77,220	$19	$—

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
51	2 Year U.S. Treasury Notes	Mar. 2025	$10,486,078	$(29,547)
104	5 Year U.S. Treasury Notes	Mar. 2025	11,055,688	(104,779)
50	10 Year U.S. Treasury Notes	Mar. 2025	5,437,500	(92,996)
6	20 Year U.S. Treasury Bonds	Mar. 2025	683,063	(18,848)
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	475,625	(13,990)

				$(260,160)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/10/25	BARC	GBP	299	$374,064	$374,095	$—	$(31)
Euro,
Expiring 01/10/25	BARC	EUR	176	185,903	182,401	3,502	—

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/10/25	UAG	EUR	268	$280,184	$278,162	$2,022	$—

				$840,151	$834,658	5,524	(31)

Credit default swap agreement outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	675	$(48,397)	$(54,944)	$(6,547)
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	500	(43,372)	(39,313)	4,059

				$(91,769)	$(94,257)	$(2,488)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.490%	MSI	03/20/25	(6,930)	$68,017	$—	$68,017
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.490%	GSI	03/20/25	(1,560)	38,850	—	38,850
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.490%	MSI	03/20/25	(1,150)	32,096	—	32,096

					$138,963	$—	$138,963

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$138,963	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,197,857

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,166,636	$—
Commercial Mortgage-Backed Security	—	284,332	—
Convertible Bonds	—	276,232	—
Corporate Bonds	—	192,690,609	199,899
Floating Rate and Other Loans	—	19,865,741	2,408,719
U.S. Treasury Obligations	—	1,382,989	—
Common Stocks	528,544	1,238,600	4,938,939
Preferred Stocks	—	—	1,589,379
Unaffiliated Exchange-Traded Funds	10,672,905	—	—
Warrants	—	—	—
Short-Term Investments
Affiliated Mutual Funds	3,509,920	—	—

Total	$14,711,369	$216,905,139	$9,136,936

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$—	$19
OTC Forward Foreign Currency Exchange Contracts	—	5,524	—
Centrally Cleared Credit Default Swap Agreement	—	4,059	—
OTC Total Return Swap Agreements	—	138,963	—

Total	$—	$148,546	$19

Liabilities
Futures Contracts	$(260,160)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contract	$—	$(31)	$—
Centrally Cleared Credit Default Swap Agreement	—	(6,547)	—

Total	$(260,160)	$(6,578)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights	Warrants	Unfunded Loan Commitment
Balance as of 12/31/23	$448,538	$863,547	$3,526,579	$1,634,360	$230,623	$31,437	$—
Realized gain (loss)	(4,127)	314	48,952	(96,416)	271,197	—	—
Change in unrealized appreciation (depreciation)	5,417	(73,748)	(41,802)	(52,847)	(230,623)	(31,437)	19
Purchases/Exchanges/Issuances	187,119	1,608,815	1,745,604	518,000	—	—
Sales/Paydowns	(6,837)	(33,851)	(327,601)	(413,718)	(271,197)	—	—
Accrued discount/premium	10,719	43,642	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—	—
Transfers out of Level 3*	(440,930)	—	(12,793)	—	—	—	—

Balance as of 12/31/24	$199,899	$2,408,719	$4,938,939	$1,589,379	$—	$—	$19

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$20,806	$(74,376)	$(95,402)	$(163,128)	$—	$(31,437)	$19

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of December 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs(Range)
Corporate Bonds	$199,899	Market	Recovery Value	Recovery Rate	00.00% - 100.00%
				Discounted Yield
Floating Rate and Other Loans	654,559	Market	Comparable Bond	Curve Spread	7.50%
Floating Rate and Other Loans	18,035	Market	Recovery Value	Recovery Rate	8.41% - 100.00%
Common Stocks	314,488	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks	13,046	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	26,680	Market	Recovery Value	Recovery Rate	0.00% - 27.59%
Preferred Stocks	994,732	Market	Enterprise Value	EBITDA Multiple	8.84x
Preferred Stocks	217,945	Market	Enterprise Value	Recovery Rate	11.11%
Preferred Stocks	75,000	Market	Transaction Based	Unadjusted Price	NA
Warrants	—	Market	Recovery Value	Recovery Rate	0.00%

	$2,514,384

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of December 31, 2024, the aggregate value of these securities and/or derivatives was $6,622,571. The unobservable inputs for these investments were not developed by the

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Portfolio and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2024 were as follows:

Media	9.0%
Oil & Gas	6.0
Retail	5.1
Unaffiliated Exchange-Traded Funds	4.4
Pipelines	4.3
Commercial Services	4.3
Telecommunications	4.3
Healthcare-Services	3.9
Electric	3.3
Chemicals	3.3
Diversified Financial Services	2.8
Leisure Time	2.7
Pharmaceuticals	2.6
Building Materials	2.4
Entertainment	2.4
Home Builders	2.1
Foods	2.1
Packaging & Containers	2.0
Software	1.7
Auto Parts & Equipment	1.5
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	1.5
Aerospace & Defense	1.4
Computers	1.3
Insurance	1.3
Lodging	1.3
Housewares	1.2
Real Estate Investment Trusts (REITs)	1.2
Iron/Steel	1.2
Advertising	1.0
Airlines	1.0
Mining	1.0
Healthcare-Products	1.0
Machinery-Diversified	1.0
Wireless Telecommunication Services	0.9
Environmental Control	0.8
Electrical Components & Equipment	0.7
Semiconductors	0.7
Oil, Gas & Consumable Fuels	0.7
Transportation	0.7

Real Estate	0.6%
Engineering & Construction	0.6
U.S. Treasury Obligations	0.6
Banks	0.5
Household Products/Wares	0.5
Collateralized Loan Obligations	0.5
Internet	0.5
Specialty Retail	0.4
Miscellaneous Manufacturing	0.4
Distribution/Wholesale	0.4
Apparel	0.4
Electronics	0.4
Cosmetics/Personal Care	0.4
Metal Fabricate/Hardware	0.3
Beverages	0.3
Auto Manufacturers	0.3
Machinery-Construction & Mining	0.3
Gas	0.2
Gas Utilities	0.2
Electric Utilities	0.2
Agriculture	0.2
Investment Companies	0.2
Office/Business Equipment	0.1
Coal	0.1
Broadline Retail	0.1
Home Furnishings	0.1
Commercial Mortgage-Backed Security	0.1
Forest Products & Paper	0.0	*
Holding Companies-Diversified	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Consumer Staples Distribution & Retail	0.0	*
Metals & Mining	0.0	*
Diversified Telecommunication Services	0.0	*
Building Products	0.0	*

	99.0
Other assets in excess of liabilities	1.0

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$4,059	*	Due from/to broker-variation margin swaps	$6,547	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,524		Unrealized depreciation on OTC forward foreign currency exchange contracts	31
Interest rate contracts	—	—		Due from/to broker-variation margin futures	260,160	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	138,963		—	—

		$148,546			$266,738

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$69,346
Foreign exchange contracts	—	20,774	—
Interest rate contracts	(9,938)	—	(355,807)

Total	$(9,938)	$20,774	$(286,461)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(3,417)
Foreign exchange contracts	—	11,919	—
Interest rate contracts	(740,147)	—	352,014

Total	$(740,147)	$11,919	$348,597

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$21,013,805
Forward Foreign Currency Exchange Contracts - Purchased (2)	286,675
Forward Foreign Currency Exchange Contracts - Sold (2)	893,101
Credit Default Swap Agreements - Buy Protection (1)	860,000
Credit Default Swap Agreements - Sell Protection (1)	164,340
Total Return Swap Agreements (1)	6,141,800

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$497,296	$(497,296)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$3,502	$(31)	$3,471	$—	$3,471
GSI	38,850	—	38,850	—	38,850
MSI	100,113	—	100,113	(100,113)	—
UAG	2,022	—	2,022	—	2,022

	$144,487	$(31)	$144,456	$(100,113)	$44,343

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $497,296:
Unaffiliated investments (cost $252,604,446)	$237,243,524
Affiliated investments (cost $3,509,920)	3,509,920
Cash	66,661
Foreign currency, at value (cost $9)	9
Dividends and interest receivable	4,078,272
Unrealized appreciation on OTC swap agreements	138,963
Receivable for Portfolio shares sold	76,882
Receivable for investments sold	63,705
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,524
Unrealized appreciation on unfunded loan commitment	19
Prepaid expenses and other assets	28,559

Total Assets	245,212,038

LIABILITIES
Payable for investments purchased	976,717
Payable to broker for collateral for securities on loan	507,960
Payable for Portfolio shares purchased	204,531
Audit fees payable	72,345
Accrued expenses and other liabilities	53,923
Custodian and accounting fees payable	51,522
Management fee payable	50,401
Due to broker-variation margin futures	24,631
Distribution fee payable	9,993
Due to broker-variation margin swaps	923
Affiliated transfer agent fee payable	707
Trustees’ fees payable	501
Unrealized depreciation on OTC forward foreign currency exchange contracts	31

Total Liabilities	1,954,185

NET ASSETS	$243,257,853

Net assets were comprised of:
Partners’ Equity	$243,257,853

Net asset value and redemption price per share, $243,257,853 / 18,608,522 outstanding shares of beneficial interest	$13.07

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $42 foreign withholding tax)	$24,740,062
Unaffiliated dividend income	1,338,625
Affiliated dividend income	655,379
Income from securities lending, net (including affiliated income of $137,916)	139,065

Total income	26,873,131

EXPENSES
Management fee	2,160,416
Distribution fee	930,443
Custodian and accounting fees	126,847
Audit fee	72,345
Professional fees	66,726
Trustees’ fees	14,560
Shareholders’ reports	10,648
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,046
Miscellaneous	47,564

Total expenses	3,438,595
Less: Fee waiver and/or expense reimbursement	(273,226)

Net expenses	3,165,369

NET INVESTMENT INCOME (LOSS)	23,707,762

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,542))	(11,400,064)
Futures transactions	(9,938)
Forward currency contract transactions	20,774
Swap agreements transactions	(286,461)
Foreign currency transactions	(20,161)

(11,695,850)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(380))	17,083,173
Futures	(740,147)
Forward currency contracts	11,919
Swap agreements	348,597
Foreign currencies	(14,778)
Unfunded loan commitment	19

16,688,783

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	4,992,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,700,695

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,707,762	$17,636,143
Net realized gain (loss) on investment and foreign currency transactions	(11,695,850)	(17,034,532)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,688,783	28,439,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,700,695	29,041,113

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [14,581,781 and 4,814,892 shares, respectively]	178,108,231	55,397,718
Portfolio shares purchased [20,258,876 and 12,105,317 shares, respectively]	(258,606,991)	(136,387,200)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(80,498,760)	(80,989,482)

TOTAL INCREASE (DECREASE)	(51,798,065)	(51,948,369)
NET ASSETS:
Beginning of year	295,055,918	347,004,287

End of year	$243,257,853	$295,055,918

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$12.15	$10.99	$12.42	$11.68	$11.38

Income (Loss) From Investment Operations:
Net investment income (loss)	0.80	0.67	0.58	0.51	0.57
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12	0.49	(2.01)	0.23	(0.27)

Total from investment operations	0.92	1.16	(1.43)	0.74	0.30

Net Asset Value, end of year	$13.07	$12.15	$10.99	$12.42	$11.68

Total Return(b)	7.57%	10.56%	(11.51)%	6.34%	2.64%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$243	$295	$347	$653	$842
Average net assets (in millions)	$372	$301	$428	$768	$606
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	0.85%	0.85%	0.85%	0.87%
Expenses before waivers and/or expense reimbursement	0.92%	0.93%	0.89%	0.86%	0.87%
Net investment income (loss)	6.37%	5.86%	5.05%	4.21%	5.17%
Portfolio turnover rate(d)	66%	30%	39%	44%	72%
(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Shares	Value
LONG-TERM INVESTMENTS — 96.0%
AFFILIATED MUTUAL FUNDS — 32.3%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*		40,512,968	$436,729,799
AST PGIM Fixed Income Central Portfolio*		193,260,592	2,133,596,938

TOTAL FIXED INCOME (cost $2,331,806,363)(wa)			2,570,326,737

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 12.5%
Automobiles — 3.3%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,964,577
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	8,349	8,395,705
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	2,500	2,499,005
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,796,342
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,142,972
Series 2023-08A, Class A, 144A
6.020%	02/20/30	16,700	17,314,984
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,677,675
Series 2024-03A, Class A, 144A
5.230%	12/20/30	10,500	10,565,825
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,533,754
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	2,663	2,692,659
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	12,235	12,465,597
Series 2024-01, Class A2, 144A
5.230%	03/20/30	16,532	16,650,224
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	9,000	9,014,694
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	20,725,372
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,715,769
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,499,922
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,808,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-06, Class B
5.980%	04/16/29	11,100	$11,293,546
Series 2023-06, Class C
6.400%	03/17/31	2,900	2,990,359
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,525,440
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,812,205
Series 2024-03, Class C
5.640%	08/15/30	26,200	26,563,129
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,729,410
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	10,700	10,822,099

			262,199,809

Collateralized Loan Obligations — 8.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
6.177%(c)	04/28/37	56,680	57,150,472
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.007%(c)	04/20/35	3,000	3,004,917
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.206%(c)	07/15/37	47,750	47,978,885
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34	3,500	3,506,400
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.029%(c)	01/17/34	5,000	5,001,723
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.108%(c)	07/15/34	4,500	4,508,077
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.487%(c)	10/20/36	50,000	50,487,835
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.137%(c)	04/20/37	45,000	45,340,636
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34	5,375	5,383,042
KKR CLO Ltd. (Cayman Islands),
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.697%(c)	01/15/38	31,000	31,116,638

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.998%(c)	10/15/32	5,000	$5,000,083
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.946%(c)	10/15/32	5,000	5,006,304
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.132%(c)	04/18/37	57,000	57,500,471
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
6.157%(c)	04/19/37	29,000	29,140,981
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.621%(c)	01/25/38	45,000	45,178,186
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.682%(c)	10/18/35	14,750	14,880,414
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)
5.516%(c)	04/17/31	13,431	13,447,534
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	04/20/34	11,455	11,480,115
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.197%(c)	04/17/37	46,680	46,904,111
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.517%(c)	01/20/36	43,250	43,432,320
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.467%(c)	10/20/35	31,750	31,861,589
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.958%(c)	10/23/31	5,387	5,393,323
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34	2,500	2,500,604
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	07/20/34	8,500	8,516,212
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.606%(c)	01/15/36	27,250	27,527,707

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.226%(c)	04/25/37	17,500	$17,593,553
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.606%(c)	01/15/37	48,000	48,359,112
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31	1,497	1,499,133
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34	1,500	1,501,389
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.208%(c)	04/15/30	217	217,273

			670,419,039

Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	31,200	31,443,526
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	4,091	4,112,954
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,606,870

			51,163,350

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,633,321

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	05/25/34	765	727,088
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
5.533%(c)	03/25/33	90	89,905
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	2,264	2,264,464

			3,081,457

Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
5.233%(c)	11/25/34	449	429,455

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.353%(c)	12/25/34	1,407	$1,398,830
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.559%(cc)	07/25/50	2,183	1,924,932

			3,753,217

TOTAL ASSET-BACKED SECURITIES (cost $983,706,868)			993,250,193

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.5%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	15,490	14,917,061
Series 2019-BN20, Class A2
2.758%	09/15/62	6,476	5,838,197
Series 2019-BN22, Class A3
2.726%	11/15/62	3,500	3,144,613
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,532,608
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,574,333
BANK5 Trust,
Series 2024-5YR06, Class A3
6.225%	05/15/57	38,000	39,491,831
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	18,800	17,680,007
Series 2019-C04, Class A4
2.661%	08/15/52	9,816	9,019,213
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,276,254
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,782,337
Benchmark Mortgage Trust,
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	7,984,846
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,290,989
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,733,960
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,295,526
Series 2024-V12, Class A3
5.738%	12/15/57	14,140	14,495,146
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	31,308,652
Series 2024-05C4, Class A3
6.526%(cc)	05/15/57	38,000	39,943,419
Series 2024-05C8, Class A3
5.625%(cc)	12/15/57	19,460	19,818,325
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,995	3,284,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,450	$12,147,330
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,260	2,153,812
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,170	9,748,836
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	7,983,368
Series 2017-CD06, Class A4
3.190%	11/13/50	15,000	14,442,971
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	17,195,009
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	14,088,837
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,622,596
Series 2016-C03, Class A3
2.896%	11/15/49	989	958,472
Series 2016-GC36, Class A5
3.616%	02/10/49	10,075	9,867,854
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,459,995
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,602,013
Series 2017-P07, Class A3
3.442%	04/14/50	8,989	8,721,671
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	657,346
Series 2014-UBS04, Class A5
3.694%	08/10/47	1,466	1,444,087
Series 2015-CR22, Class A4
3.048%	03/10/48	564	563,387
Series 2015-LC21, Class A4
3.708%	07/10/48	7,856	7,811,331
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,914,356
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	3,977,990
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,187,284
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,424,173
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,829,441
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	17,686	17,542,913
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,497,536

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month SOFR + 1.099% (Cap N/A, Floor 0.803%)
5.496%(c)	05/15/35	2,246	$2,235,086
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	1,324	1,277,076
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.164%(cc)	05/25/26	38,290	584,279
Series K093, Class XAM, IO
1.190%(cc)	05/25/29	51,135	2,307,758
Series K106, Class XAM, IO
1.583%(cc)	02/25/30	54,548	3,742,293
Series K734, Class X1, IO
0.633%(cc)	02/25/26	113,713	531,018
Series K736, Class XAM, IO
1.711%(cc)	07/25/26	63,677	1,531,546
Series K737, Class XAM, IO
1.029%(cc)	10/25/26	46,658	828,133
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,906	8,825,581
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,695,001
Series 2018-GS09, Class A3
3.727%	03/10/51	7,043	6,747,673
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	5,529	5,478,474
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,546,826
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,768,674
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,137	7,891,933
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,378,417
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	9,743,414
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	4,096	4,004,632
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	10,938,745
Series 2016-JP03, Class A4
2.627%	08/15/49	3,785	3,662,378
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A4
3.719%	07/15/50	9,375	9,311,187
Series 2016-C30, Class A4
2.600%	09/15/49	5,609	5,432,783
Series 2016-C31, Class A4
2.840%	11/15/49	13,432	13,065,881

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	13,925	$13,821,972
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,357,821
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,878,667
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,652,789
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,097,765
Series 2018-C10, Class A3
4.048%	05/15/51	1,988	1,926,746
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,756,958
Series 2018-C12, Class A2
4.152%	08/15/51	247	245,687
Series 2018-C14, Class A3
4.180%	12/15/51	11,074	10,763,627
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A4
2.874%	05/15/48	3,513	3,505,985
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	15,156,212
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	14,025,620
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	14,884,947
Series 2018-C44, Class A2
4.178%	05/15/51	8,529	8,421,145
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	4,847,699

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $674,529,538)			679,126,495

CORPORATE BONDS — 22.6%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	2,330	2,334,465
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,364,194
3.250%	02/01/35	890	709,630
3.625%	02/01/31	2,610	2,369,466
5.150%	05/01/30	20,160	19,895,900
6.528%	05/01/34	17,421	18,249,384

			45,923,039

Agriculture — 0.6%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28(a)	6,500	5,972,123

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
3.557%	08/15/27	1,509	$1,459,936
6.343%	08/02/30	19,089	20,071,984
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28(a)	1,628	1,601,482
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.750%	11/01/31	5,470	5,349,883
5.500%	09/07/30	9,005	9,217,355
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	3,100	3,092,082

			46,764,845

Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,000	2,957,010
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,829,691
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,194,197
4.625%	04/15/29	240	228,135

			7,209,033

Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	17,032,769
4.134%	08/04/25	9,025	8,968,358
4.950%	05/28/27	12,875	12,761,665
6.950%	03/06/26	15,825	16,104,225
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,551,729
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,983,734
Sr. Unsec’d. Notes
2.700%	06/10/31(a)	2,470	2,092,728
3.100%	01/12/32	8,810	7,536,733

			76,031,941

Banks — 7.7%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	282,882
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	957,262
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	16,633,013
2.687%(ff)	04/22/32	13,055	11,225,571
5.288%(ff)	04/25/34(a)	3,345	3,320,168

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.872%(ff)	09/15/34	17,425	$17,904,834
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	11,057,720
2.087%(ff)	06/14/29	8,760	7,941,237
2.972%(ff)	02/04/33	13,337	11,468,320
3.824%(ff)	01/20/28	5,000	4,896,373
4.078%(ff)	04/23/40	2,365	2,010,394
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33	2,715	2,989,731
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	320	307,914
2.159%(ff)	09/15/29	2,350	2,102,338
3.375%	01/09/25	992	991,566
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	4,084,078
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	11,600	11,768,048
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,307,980
3.057%(ff)	01/25/33	29,500	25,333,798
3.785%(ff)	03/17/33	13,099	11,768,337
Sub. Notes
4.450%	09/29/27	7,330	7,228,376
5.827%(ff)	02/13/35	28,265	28,136,408
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30	4,025	4,068,940
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	425	403,921
2.552%(ff)	01/07/28(a)	1,250	1,187,608
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32	4,085	3,374,916
2.615%(ff)	04/22/32	11,000	9,375,979
2.650%(ff)	10/21/32	1,975	1,668,373
3.814%(ff)	04/23/29	16,650	16,010,495
3.850%	01/26/27	240	235,608
6.484%(ff)	10/24/29	45,165	47,311,998
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,484,937
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	6,000	5,951,298
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	729,801
4.565%(ff)	06/14/30(a)	57,895	56,726,765
5.294%(ff)	07/22/35	10,470	10,362,301
5.350%(ff)	06/01/34	13,000	12,996,770
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	13,786,960

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	$30,995,859
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,821,793
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	8,967,296
2.943%(ff)	01/21/33	35,212	30,158,868
5.424%(ff)	07/21/34	20,000	19,878,503
Sub. Notes, MTN
3.950%	04/23/27	655	641,618
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33	20,000	20,699,872
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33(a)	5,000	4,225,506
4.000%	01/12/27(a)	13,000	12,687,910
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	6,110	6,529,379
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	8,900	8,982,939
5.836%(ff)	06/12/34	9,300	9,481,068
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	682,950
4.488%(ff)	05/12/26	2,930	2,923,787
5.617%(ff)	09/13/30	11,245	11,396,769
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	465,547
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35	9,340	9,101,731
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,410,194
2.879%(ff)	10/30/30	12,770	11,523,542
3.526%(ff)	03/24/28	16,995	16,489,774
5.557%(ff)	07/25/34	26,880	26,817,417

			611,275,340

Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,473,773
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	8,900	8,860,198
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	356,300
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,926,905

			21,617,176

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.1%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	1,550	$1,623,787
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	5,970,636
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	630	612,050

			8,206,473

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	1,200	1,086,531

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	425	433,500

Diversified Financial Services — 0.3%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	7,369,631
7.624%(ff)	10/30/31	15,005	16,554,414

			23,924,045

Electric — 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,256,192
4.700%	05/15/32(a)	11,035	10,558,811
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32(a)	11,000	10,094,745
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	199,062
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,453,237
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	3,850	3,443,796
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	471,565
5.000%	02/01/31	725	682,174
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,606,873
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,878,282
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,671,016
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,426,959

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	$436,002
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	15,364,368
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	417,615
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,546,824
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	11,885,911
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	769,793
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	4,580	4,461,670
Light Energia Sa (Brazil),
Gtd. Notes
4.375%	06/18/26	145	145,032
Light S/A (Brazil),
Gtd. Notes
0.000%	08/31/27	65	35,831
Light Servicos De Eletricidade Sa (Brazil),
Gtd. Notes
2.260%	12/19/37	63	3,156
4.210%	12/19/32	152	80,576
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	30,880	32,597,280
Southern California Edison Co.,
First Mortgage
5.950%	11/01/32	31,960	33,329,029
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,202,132
5.625%	02/15/27	2,800	2,791,670

			171,809,601

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,354,379
4.250%	10/31/26	7,622	7,431,603
5.500%	07/31/47	4,220	3,387,858

			13,173,840

Entertainment — 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	28,780	26,774,378
4.279%	03/15/32	11,890	10,475,409

			37,249,787

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	21,645	$21,524,318

Healthcare-Services — 0.6%
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	3,360	2,953,822
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	242,501
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,281,848
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	2,600	2,413,952
6.750%	05/15/31(a)	7,225	7,299,548
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/32(a)	27,737	26,133,885
4.950%	01/15/32	4,340	4,288,002

			51,613,558

Insurance — 0.1%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,009,024
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	5,840	5,692,683
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	1,965,552
4.569%	02/01/29	2	1,960

			10,669,219

Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	401,909

Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	425	420,203
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	4,075	4,070,884
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28(a)	2,809	2,658,016

			7,149,103

Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/35	13,000	12,822,332

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	16,125	$16,295,787

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	2,600	2,483,802
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	5,822	5,811,444
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,214,443
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,326,989

			16,836,678

Mining — 0.2%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,300,405
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	9,706	8,914,448
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,496,527

			15,711,380

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	9,685	9,722,578

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,330,052
5.100%	03/01/30	2,000	1,972,461

			8,302,513

Oil & Gas — 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	15,574,651
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	5,490	5,048,118
6.000%	06/13/33	5,800	5,822,854
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,990
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	4,500	4,450,229

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	56,942	$47,314,924
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	1,575	1,650,136
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	26,670	27,737,374
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	11,334	11,572,445
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	8,672,400
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,779,799
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,493,039
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	15,915,030

			147,032,989

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	4,260,602
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	1,154,305

			5,414,907

Pharmaceuticals — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	22,945	19,832,818
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,773	4,006,551

			23,839,369

Pipelines — 2.7%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	31,821	32,667,377
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	21,711	20,241,612
4.200%	04/15/27	1,510	1,490,384
5.500%	06/01/27	5,000	5,065,905
5.550%	05/15/34	5,000	4,958,608
6.400%	12/01/30	3,395	3,584,681
6.550%	12/01/33	1,875	1,992,638

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	$229,495
7.500%	06/01/30	225	239,889
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,199,393
4.950%	09/01/32	23,226	22,408,908
5.500%	06/01/34	18,335	18,084,263
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	3,135	2,469,309
6.100%	11/15/32	14,258	14,766,560
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	9,302,536
4.650%	10/15/25	2,185	2,181,461
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	16,881,382
5.200%	07/01/27	2,721	2,737,574
6.150%	03/01/29	15,899	16,495,403
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,506,711
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	14,640,186
4.650%	08/15/32	2,170	2,066,255
4.800%	11/15/29	10,720	10,581,163

			214,791,693

Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	3,499	3,425,283
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34	6,410	6,403,322
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	7,659,023
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	21,976,921
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,366,073

			40,830,622

Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	6,008,501

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	9,015	$9,468,510

			15,477,011

Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	5,390	4,651,211
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	941,861
3.187%	11/15/36	4,513	3,634,813
3.419%	04/15/33	47,900	41,942,474

			51,170,359

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	2,826,868

Telecommunications — 0.7%
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	177,938
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	327,372
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	5,605	4,655,358
2.550%	02/15/31	19,045	16,375,365
3.000%	02/15/41	525	374,139
3.875%	04/15/30	25,000	23,526,743
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	11,259,477

			56,696,392

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	3,775	3,966,685

TOTAL CORPORATE BONDS (cost $1,801,877,459)			1,797,801,421

MUNICIPAL BONDS — 0.5%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	19,182,728

California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,184,102

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	$2,931,772

Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,015	1,009,320

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,687,212

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,219,467

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,872,158

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,619,291

Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,326,489

TOTAL MUNICIPAL BONDS (cost $49,742,648)			41,032,539

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.153%(c)	09/25/35	1,177	1,047,523
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	32,306	31,955,816
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.119%(c)	10/25/41	1,087	1,091,772
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,039	991,315
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	2,542	2,470,667
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	528	520,936
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.203%(c)	01/25/48	131	128,190

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.103%(c)	06/25/57	432	$424,275
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,061	1,009,696
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.453%(c)	10/25/59	373	380,973
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.860%(cc)	09/25/36	683	569,567

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,010,511)			40,590,730

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	415,711
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	579,300
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	695,450
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,733,977
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,150,000
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29	15,600	14,151,265
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	731,529

TOTAL SOVEREIGN BONDS (cost $30,209,820)			28,457,232

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Bank
4.250%	09/10/32	595	575,972
Federal Home Loan Mortgage Corp.
2.500%	10/01/35	570	523,206
4.000%	06/01/26	4	3,925
4.000%	02/01/34	19	17,920
4.000%	10/01/37	180	173,057
5.500%	02/01/53	5,735	5,671,682
6.250%	07/15/32	8,600	9,510,488
6.750%	03/15/31	11,042	12,338,694
Federal National Mortgage Assoc.
2.500%	08/01/36	78,235	71,209,753
3.500%	05/01/48	482	432,637
4.000%	11/01/25	6	6,129
4.000%	11/01/29	4	3,563

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	04/01/33		6,185	$6,047,805
4.000%	07/01/33		17	16,268
4.000%	08/01/33		15	14,752
5.000%	08/01/52		1,613	1,561,932
6.625%	11/15/30	(k)	28,570	31,686,280
Freddie Mac Strips
5.389%(s)	07/15/32		3,000	2,099,252
Government National Mortgage Assoc.
4.000%	08/20/52		28,965	26,694,370
Resolution Funding Corp. Principal Strips, Bonds
4.387%(s)	01/15/30		15,000	11,881,850
5.187%(s)	04/15/30		2,595	2,030,029
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31		220	180,322
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34		707	426,683

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $188,079,394)				183,106,569

U.S. TREASURY OBLIGATIONS — 14.9%
U.S. Treasury Bonds
2.375%	11/15/49		5,000	3,181,250
3.375%	11/15/48		1,000	781,875
U.S. Treasury Notes
3.625%	09/30/31		60,000	57,046,875
3.875%	08/15/34		77,455	73,291,794
4.125%	10/31/29		100,000	98,875,000
4.125%	10/31/31	(h)	222,000	217,421,250
4.250%	11/15/34		143,475	139,820,871
4.375%	12/31/29		117,555	117,509,081
4.500%	12/31/31		48,845	48,898,224
4.625%	09/30/30	(k)	49,220	49,696,819
U.S. Treasury Strips Coupon
2.544%(s)	11/15/45		4,405	1,538,997
4.307%(s)	08/15/41		122,600	52,689,266
4.425%(s)	11/15/41		72,865	30,961,933
4.471%(s)	05/15/41		96,300	41,965,734
4.505%(s)	05/15/42		74,500	30,879,668
4.587%(s)	02/15/41	(k)	161,800	71,419,531
4.621%(s)	02/15/37		40,000	22,262,500
4.638%(s)	02/15/38		2,230	1,172,667
4.735%(s)	02/15/39		106,000	52,660,469
4.791%(s)	08/15/46		7,800	2,625,797
5.167%(s)	08/15/40	(k)	150,180	68,296,702

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,217,678,865)				1,182,996,303

			Shares

UNAFFILIATED EXCHANGE-TRADED FUND — 1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)			1,100,000	117,524,000

(cost $118,900,490)
TOTAL LONG-TERM INVESTMENTS (cost $7,436,541,956)				7,634,212,219

	Shares	Value

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUNDS — 5.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wa)	255,895,353	$255,895,353
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $154,978,445; includes $154,114,181 of cash collateral for securities on loan)(b)(wa)	155,091,671	154,998,616

TOTAL AFFILIATED MUTUAL FUNDS (cost $410,873,798)		410,893,969

OPTIONS PURCHASED*~ — 0.0% (cost $135,298)		91,203

TOTAL SHORT-TERM INVESTMENTS (cost $411,009,096)		410,985,172

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $7,847,551,052)		8,045,197,391

OPTIONS WRITTEN*~ — (0.0)% (premiums received $593,869)		(465,669)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $7,846,957,183)		8,044,731,722

Liabilities in excess of other assets(z) — (1.2)%		(98,153,591)

NET ASSETS — 100.0%		$7,946,578,131

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,542,575; cash collateral of $154,114,181 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	47	118	$6,462

(cost $5,949)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	88,490	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	59,000	6,997

Total OTC Traded (cost $129,349)							$6,997

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	12,775	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	12,775	4,979
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	12,775	8,976
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	5,400	21,237
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	4,050	42,552

Total OTC Swaptions (cost $0)								$77,744

Total Options Purchased (cost $135,298)								$91,203

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	47	118	$(27,907)
3 Month SOFR	Put	12/12/25	$96.50	47	118	(78,724)

Total Exchange Traded (premiums received $103,951)						$(106,631)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	59,000	$(22)
2-Year 10 CMS Curve CAP	Put	JPM	01/02/25	0.49%	—	88,490	—

Total OTC Traded (premiums received $34,218)							$(22)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	25,550	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	25,550	(634)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	25,550	(7,711)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	12,775	(8,186)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	12,775	(6,702)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	10,800	(14,113)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	8,100	(45,003)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	465,000	(276,667)

Total OTC Swaptions (premiums received $455,700)								$(359,016)

Total Options Written (premiums received $593,869)								$(465,669)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,533	5 Year U.S. Treasury Notes	Mar. 2025	$375,574,470	$(2,434,313)
22,368	10 Year U.S. Treasury Notes	Mar. 2025	2,432,520,000	(19,954,007)
10,080	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,122,030,000	(16,851,096)

				(39,239,416)

Short Positions:
4,539	2 Year U.S. Treasury Notes	Mar. 2025	933,260,958	87,059
262	3 Year U.S. Treasury Notes	Mar. 2025	54,696,594	77,003

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
9,100	20 Year U.S. Treasury Bonds	Mar. 2025	$1,035,978,125	$19,923,935
1,542	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	183,353,438	6,706,196

				26,794,193

				$(12,445,223)

Credit default swap agreement outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	200,000	0.499%	$4,562,874	$4,530,810	$(32,064)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,710	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	$(250,409)	$(1,202,968)	$(952,559)
30,735	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	238,256	1,146,300	908,044

				$(12,153)	$(56,668)	$(44,515)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$57,862,511

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Fixed Income	$2,570,326,737	$—	$—
Unaffiliated Exchange-Traded Fund	117,524,000	—	—
Asset-Backed Securities
Automobiles	—	262,199,809	—
Collateralized Loan Obligations	—	670,419,039	—
Consumer Loans	—	51,163,350	—
Credit Cards	—	2,633,321	—
Home Equity Loans	—	3,081,457	—
Residential Mortgage-Backed Securities	—	3,753,217	—
Commercial Mortgage-Backed Securities	—	679,126,495	—
Corporate Bonds	—	1,797,801,421	—
Municipal Bonds	—	41,032,539	—
Residential Mortgage-Backed Securities	—	40,590,730	—
Sovereign Bonds	—	28,457,232	—
U.S. Government Agency Obligations	—	183,106,569	—
U.S. Treasury Obligations	—	1,182,996,303	—
Short-Term Investments
Affiliated Mutual Funds	410,893,969	—	—
Options Purchased	6,462	84,741	—

Total	$3,098,751,168	$4,946,446,223	$—

Liabilities
Options Written	$(106,631)	$(359,038)	$—

Other Financial Instruments*
Assets
Futures Contracts	$26,794,193	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	908,044	—

Total	$26,794,193	$908,044	$—

Liabilities
Futures Contracts	$(39,239,416)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(32,064)	—
Centrally Cleared Interest Rate Swap Agreement	—	(952,559)	—

Total	$(39,239,416)	$(984,623)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	37.5%
U.S. Treasury Obligations	14.9
Commercial Mortgage-Backed Securities	8.5
Collateralized Loan Obligations	8.4
Banks	7.7
Automobiles	3.3
Pipelines	2.7
U.S. Government Agency Obligations	2.3
Electric	2.2
Oil & Gas	1.8
Unaffiliated Exchange-Traded Fund	1.5
Auto Manufacturers	1.0
Telecommunications	0.7
Consumer Loans	0.7
Healthcare-Services	0.6
Semiconductors	0.6
Agriculture	0.6
Aerospace & Defense	0.6
Residential Mortgage-Backed Securities	0.6
Municipal Bonds	0.5
Real Estate Investment Trusts (REITs)	0.5
Entertainment	0.5
Sovereign Bonds	0.4
Diversified Financial Services	0.3
Pharmaceuticals	0.3
Chemicals	0.3
Foods	0.3

Media	0.2%
Machinery-Diversified	0.2
Mining	0.2
Retail	0.2
Engineering & Construction	0.2
Lodging	0.2
Insurance	0.1
Multi-National	0.1
Office/Business Equipment	0.1
Commercial Services	0.1
Airlines	0.1
Leisure Time	0.1
Packaging & Containers	0.1
Transportation	0.0	*
Home Equity Loans	0.0	*
Software	0.0	*
Credit Cards	0.0	*
Cosmetics/Personal Care	0.0	*
Distribution/Wholesale	0.0	*
Internet	0.0	*
Options Purchased	0.0	*

	101.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps and swaptions	$32,064	*
Credit contracts	—	—		Options written outstanding, at value	276,667
Interest rate contracts	Due from/to broker-variation margin futures	26,794,193	*	Due from/to broker-variation margin futures	39,239,416	*
Interest rate contracts	Due from/to broker-variation margin swaps	908,044	*	Due from/to broker-variation margin swaps	952,559	*

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unaffiliated investments	$91,203	Options written outstanding, at value	$189,002

		$27,793,440		$40,689,708

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$627,625	$—	$(2,028,674)
Interest rate contracts	47,977	(24,514)	(35,223,544)	440

Total	$47,977	$603,111	$(35,223,544)	$(2,028,234)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$—	$179,033	$—	$1,240,778
Interest rate contracts	(44,095)	(50,833)	(37,563,918)	(44,515)

Total	$(44,095)	$128,200	$(37,563,918)	$1,196,263

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$27,060
Options Written (2)	361,765,000
Futures Contracts - Long Positions (2)	4,659,411,667
Futures Contracts - Short Positions (2)	2,550,836,932
Interest Rate Swap Agreements (2)	13,089,000
Credit Default Swap Agreements - Buy Protection (2)	369,286,000
Credit Default Swap Agreements - Sell Protection (2)	40,000,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$150,542,575	$(150,542,575)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$13,955	$(23,233)	$(9,278)	$—	$(9,278)
GSI	—	(276,667)	(276,667)	276,667	—
JPM	70,786	(59,138)	11,648	—	11,648

	$84,741	$(359,038)	$(274,297)	$276,667	$2,370

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $150,542,575:
Unaffiliated investments (cost $5,104,870,891)	$5,063,976,685
Affiliated investments (cost $2,742,680,161)	2,981,220,706
Dividends and interest receivable	40,099,652
Receivable for Portfolio shares sold	20,057,863
Deposit with broker for centrally cleared/exchange-traded derivatives	9,442,024
Due from broker-variation margin swaps	25,335
Prepaid expenses and other assets	180,536

Total Assets	8,115,002,801

LIABILITIES
Payable to broker for collateral for securities on loan	154,114,181
Payable for investments purchased	6,430,172
Due to broker-variation margin futures	4,710,309
Management fee payable	1,286,592
Accrued expenses and other liabilities	1,135,940
Options written outstanding, at value (premiums received $593,869)	465,669
Distribution fee payable	276,726
Trustees’ fees payable	4,290
Affiliated transfer agent fee payable	707
Payable for Portfolio shares purchased	84

Total Liabilities	168,424,670

NET ASSETS	$7,946,578,131

Net assets were comprised of:
Partners’ Equity	$7,946,578,131

Net asset value and redemption price per share, $7,946,578,131 / 895,492,722 outstanding shares of beneficial interest	$8.87

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$279,987,016
Affiliated dividend income	12,331,641
Unaffiliated dividend income	1,114,810
Affiliated income from securities lending, net	289,311

Total income	293,722,778

EXPENSES
Management fee	40,233,703
Distribution fee	21,402,129
Custodian and accounting fees	468,763
Trustees’ fees	142,290
Professional fees	86,083
Audit fee	61,215
Shareholders’ reports	9,673
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	285,193

Total expenses	62,698,088
Less: Fee waiver and/or expense reimbursement	(23,572)
Distribution fee waiver	(3,239,341)

Net expenses	59,435,175

NET INVESTMENT INCOME (LOSS)	234,287,603

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $171,614,730)	213,208,823
Futures transactions	(35,223,544)
Options written transactions	603,111
Swap agreements transactions	(2,028,234)

176,560,156

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(68,622,358))	(149,297,336)
Futures	(37,563,918)
Options written	128,200
Swap agreements	1,196,263

(185,536,791)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(8,976,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$225,310,968

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$234,287,603	$413,866,007
Net realized gain (loss) on investment transactions	176,560,156	118,438,070
Net change in unrealized appreciation (depreciation) on investments	(185,536,791)	681,990,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	225,310,968	1,214,294,365

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [702,696,836 and 2,000,767,329 shares, respectively]	6,142,576,425	16,350,098,589
Portfolio shares purchased [1,007,762,359 and 2,683,592,620 shares, respectively]	(8,870,563,668)	(22,495,128,957)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTION	(2,727,987,243)	(6,145,030,368)

TOTAL INCREASE (DECREASE)	(2,502,676,275)	(4,930,736,003)
NET ASSETS:
Beginning of year	10,449,254,406	15,379,990,409

End of year	$7,946,578,131	$10,449,254,406

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$8.70	$8.17	$9.48	$9.69	$8.32

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24	0.26	0.23	0.27	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.07)	0.27	(1.54)	(0.48)	1.17

Total from investment operations	0.17	0.53	(1.31)	(0.21)	1.37

Net Asset Value, end of year	$8.87	$8.70	$8.17	$9.48	$9.69

Total Return(b)	1.95%	6.49%	(13.82)%	(2.17)%	16.47%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$7,947	$10,449	$15,380	$1,715	$2,107
Average net assets (in millions)	$8,561	$13,314	$8,953	$1,755	$7,096
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.72%	0.69%
Expenses before waivers and/or expense reimbursement	0.73%	0.73%	0.73%	0.76%	0.75%
Net investment income (loss)	2.74%	3.11%	2.76%	2.83%	2.20%
Portfolio turnover rate(d)(e)	99%	195%	299%	75%	778%
(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.0%

ASSET-BACKED SECURITIES — 0.8%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	01/19/35	40,000	$40,015,268
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	10/15/34	42,500	42,509,243

TOTAL ASSET-BACKED SECURITIES (cost $82,500,000)			82,524,511

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,743	12,375,506
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,353,090
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,858	23,918,891
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	13,164	13,097,411
Series 2015-GC33, Class A3
3.515%	09/10/58	18,060	17,951,252
Series 2016-C01, Class A3
2.944%	05/10/49	19,879	19,479,421
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	16,452,358
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	33,955,250
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,760,766
Series 2017-P07, Class A3
3.442%	04/14/50	17,818	17,287,753
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,550,809
Commercial Mortgage Trust,
Series 2015-CR26, Class A3
3.359%	10/10/48	14,574	14,479,128
Series 2015-LC21, Class A3
3.445%	07/10/48	9,814	9,779,808
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	23,931,495
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	36,580,988
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	10,416	10,367,411
Series 2018-CX11, Class A4
3.766%	04/15/51	14,648	14,351,435
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,633,879
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	10,326,416

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C06, Class A3
3.269%	06/10/50	3,789	$3,655,631
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	19,493	19,071,534
Series 2016-GS03, Class A3
2.592%	10/10/49	22,900	22,229,920
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A4
3.551%	07/15/48	11,267	11,207,997
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	47,496,077
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	10,730	10,491,175
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	15,008	14,916,282
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	9,465,284
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,587,982
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	24,284,912
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	6,782	6,754,258
Series 2016-C35, Class A3
2.674%	07/15/48	20,697	20,163,355
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	28,950,150
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	19,508,836
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	14,369,068
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	27,232,169
Series 2019-C51, Class A3
3.055%	06/15/52	33,002	29,914,451

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $661,717,863)			634,932,148

CORPORATE BONDS — 86.9%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	03/01/48	10,905	7,240,480
3.650%	03/01/47	8,861	5,945,488
3.850%	11/01/48	6,466	4,422,326
3.900%	05/01/49	21,715	15,077,842
3.950%	08/01/59	8,125	5,374,700
5.705%	05/01/40	4,630	4,409,315
5.805%	05/01/50	3,295	3,058,747

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.930%	05/01/60	63,469	$58,498,071
7.875%	04/15/43	13,929	16,201,927
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,539,231
5.700%	11/15/54(a)	11,875	12,101,803
5.900%	11/15/63(a)	7,625	7,933,088
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	448,680
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,067,943
RTX Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,301,625
4.150%	05/15/45	1,150	929,051
4.875%	10/15/40	1,320	1,214,623
6.400%	03/15/54	9,581	10,410,658

			160,175,598

Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,220	1,602,893
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,857,365
4.390%	08/15/37	39,700	34,290,581
4.700%	04/02/27	5,130	5,106,623
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,240	2,245,130
5.850%	08/15/45	6,490	6,149,187
7.000%	08/04/41	3,275	3,392,875
8.125%	05/01/40	650	735,260

			57,379,914

Airlines — 0.6%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,047	2,024,261
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	6,383	6,095,220
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,527	2,440,426
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,338	3,210,396
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	13,300,928
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	690	686,624

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
4.750%	10/20/28		2,645	$2,607,097
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		7,520	7,559,245
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		95	94,219
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27		828	818,483
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)		2,745	2,690,955
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		14,836	13,855,933
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		4,175	3,968,594

				59,352,381

Auto Manufacturers — 1.4%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	1,099,164
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		5,650	4,701,977
4.750%	01/15/43		6,670	5,253,426
7.750%	06/15/43		1,510	1,632,795
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,738,684
4.687%	06/09/25		34,740	34,650,944
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	3,542,629
5.150%	04/01/38		3,890	3,579,654
6.250%	10/02/43		30,446	30,173,188
6.600%	04/01/36		13,335	13,991,818
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25		372	371,839
4.000%	10/06/26		6,525	6,432,442
4.300%	07/13/25		440	438,475
4.350%	01/17/27		3,320	3,281,445
5.250%	03/01/26		11,130	11,162,614
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	15,089,551

				137,140,645

Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
3.100%	12/01/51		15,000	8,748,309

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 10.1%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28	4,400	$4,215,721
5.294%	08/18/27(a)	8,200	8,254,773
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)	1,750	1,750,065
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(a)(oo)	1,395	1,394,497
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	22,418	21,495,012
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	99,540	68,940,109
2.884%(ff)	10/22/30	11,865	10,728,452
3.194%(ff)	07/23/30	5,180	4,767,971
3.824%(ff)	01/20/28	67,232	65,838,588
4.083%(ff)	03/20/51	38,060	29,731,447
4.271%(ff)	07/23/29(a)	3,600	3,505,344
4.443%(ff)	01/20/48	10,675	8,974,578
Sub. Notes
6.110%	01/29/37	1,000	1,035,722
Sub. Notes, MTN
4.450%	03/03/26	18,340	18,268,949
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	10,153,765
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(a)(oo)	11,245	10,964,591
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	6,505	6,486,986
4.375%	01/12/26(a)	10,555	10,506,340
4.942%(ff)	09/10/30	2,105	2,063,493
5.335%(ff)	09/10/35(a)	4,210	4,046,775
Sub. Notes
5.088%(ff)	06/20/30	5,685	5,533,648
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	10,000	8,512,129
3.132%(ff)	01/20/33	20,330	17,291,763
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	4,685	4,662,117
5.335%(ff)	06/12/29	6,770	6,789,376
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	22,970	22,865,803
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	3,750	3,632,337
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	20,959,529
2.904%(ff)	11/03/42(a)	5,420	3,787,733
3.668%(ff)	07/24/28	34,800	33,691,847
3.700%	01/12/26	1,800	1,783,417
3.887%(ff)	01/10/28	385	377,179
5.875%	01/30/42	4,115	4,204,623
6.875%	02/15/98	2,825	3,178,249
8.125%	07/15/39	2,000	2,467,197

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
4.400%	06/10/25	5,400	$5,383,503
4.450%	09/29/27	3,905	3,850,861
4.600%	03/09/26	425	423,835
4.750%	05/18/46	1,045	911,052
5.827%(ff)	02/13/35	2,175	2,165,105
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29	8,845	9,136,597
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27(a)	4,260	4,048,716
2.552%(ff)	01/07/28(a)	1,022	970,988
Sub. Notes
3.729%(ff)	01/14/32	11,800	10,299,588
3.742%(ff)	01/07/33	8,930	7,555,238
7.079%(ff)	02/10/34	3,155	3,244,375
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,156,154
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	4,500	3,124,348
3.210%(ff)	04/22/42	7,183	5,236,163
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	5,207,178
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.550%(ff)	03/19/35(a)	5,600	5,575,719
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A
7.778%(ff)	06/20/54	2,600	2,767,251
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29	15,500	14,541,775
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
7.413%(c)	02/01/25(a)(oo)	4,400	4,423,392
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	15,667,115
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	26,498,153
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	2,035	1,848,041
2.525%(ff)	11/19/41	34,035	22,935,171
3.157%(ff)	04/22/42	15,586	11,414,896
3.328%(ff)	04/22/52	21,704	14,881,945
3.782%(ff)	02/01/28	5,000	4,892,002
3.882%(ff)	07/24/38	42,267	35,885,633
3.897%(ff)	01/23/49	3,000	2,308,759
3.964%(ff)	11/15/48	51,882	40,547,721
4.005%(ff)	04/23/29(a)	11,035	10,697,023
4.032%(ff)	07/24/48	3,525	2,774,998
4.260%(ff)	02/22/48	31,042	25,573,269
4.452%(ff)	12/05/29	1,500	1,468,733
Sub. Notes
4.125%	12/15/26	9,450	9,352,871

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	$9,768,915
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42(a)	4,550	3,371,666
3.625%	01/20/27(a)	2,600	2,551,333
4.457%(ff)	04/22/39	8,035	7,199,424
5.516%(ff)	11/19/55	15,560	15,024,812
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	584,405
4.431%(ff)	01/23/30	27,100	26,402,250
5.597%(ff)	03/24/51(a)	33,029	32,560,235
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	10,316,559
2.802%(ff)	01/25/52	635	388,355
3.971%(cc)	07/22/38	17,130	14,562,988
4.375%	01/22/47	3,800	3,173,902
6.375%	07/24/42	20,875	22,570,937
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30(a)	2,090	2,016,518
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41	16,230	10,847,645
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	10,136	10,118,818
Truist Financial Corp.,
Jr. Sub. Notes, Series N
6.669%(ff)	03/01/25(oo)	18,520	18,478,570
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,660,922
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	480,625
3.126%(ff)	08/13/30(a)	15,000	13,679,240
3.869%(ff)	01/12/29	12,455	11,987,938
4.125%	09/24/25	3,499	3,483,056
4.282%	01/09/28	7,135	6,977,964
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	12,450	10,415,460
5.013%(ff)	04/04/51	5,200	4,636,116
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,722,388
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,633,983
4.750%	12/07/46	13,680	11,503,696

			1,015,747,013

Beverages — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	42,615	40,469,480
4.900%	02/01/46	93,178	84,874,060

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48(a)	20,305	$17,164,227
4.950%	01/15/42	1,540	1,431,295
5.550%	01/23/49	46,306	45,754,130
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	21,759,504

			211,452,696

Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	774,295
2.770%	09/01/53	7,393	4,302,453
4.400%	05/01/45	18,243	15,105,037
4.663%	06/15/51	17,165	14,404,479
5.150%	11/15/41(a)	6,183	5,733,995
5.600%	03/02/43	13,165	12,813,067
5.650%	03/02/53	11,405	10,994,590
5.750%	03/02/63	12,400	11,894,950
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,175,209
4.500%	02/01/45	4,586	3,929,412

			81,127,487

Building Materials — 0.7%
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,812,830
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,447,744
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,545,053
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	12/15/47	2,150	1,729,034
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,575,030
4.300%	07/15/47	6,279	4,996,685
4.400%	01/30/48	11,815	9,490,304
7.000%	12/01/36	22,334	24,858,992
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	16,084	13,394,480
4.700%	03/01/48	2,117	1,824,360

			71,674,512

Chemicals — 3.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	18,714,163
5.150%	03/15/34	14,881	14,451,342

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
5.375%	03/15/44	4,726	$4,384,345
Gtd. Notes, 144A
4.500%	12/01/26	20,768	20,562,895
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.800%	05/15/49	3,720	3,121,911
5.550%	11/30/48	4,484	4,193,537
6.900%	05/15/53	31,100	34,287,525
9.400%	05/15/39	351	463,437
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	7,312	7,337,158
5.419%	11/15/48	12,532	12,462,118
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	1,627	1,491,063
4.500%	10/01/49	8,899	6,808,867
6.375%	05/18/53	42,360	41,775,840
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	17,609	14,663,690
4.500%	05/01/29(a)	21,700	20,697,046
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	6	5,446
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	4,533	3,313,008
3.625%	04/01/51(a)	11	7,382
4.200%	10/15/49	2,796	2,106,959
4.200%	05/01/50	6,965	5,197,493
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	8,506	8,044,893
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	6,403,887
4.200%	04/01/29	735	711,554
4.900%	06/01/43	1,200	1,060,359
5.000%	04/01/49(a)	6,652	5,891,478
5.250%	01/15/45	4,832	4,424,212
5.625%	12/01/40	1,985	1,931,431
5.800%	03/27/53	39,720	39,167,590
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,943,775
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	589,878
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	2,349	1,407,825
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	19,123,629

			306,745,736

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 1.2%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	$2,057,666
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,675,893
4.200%	11/01/46	32,800	26,619,874
5.625%	03/15/42	1,000	990,166
7.000%	10/15/37	3,623	4,081,424
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,623,014
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,046,084
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	9,389,713
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	259,898
4.678%	07/01/2114	12,715	10,758,014
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,563,788
Unsec’d. Notes, Series 2017
3.662%	12/01/57(a)	17,262	12,714,468
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	411,306
Unsec’d. Notes
5.625%	10/01/38	17,500	18,185,799
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,059,327
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	3,598,020
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,127,150
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	5,825,864
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	4,791,151
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,307,594
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,425,379
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55(a)	3,500	2,691,642

			125,203,234

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	3,024	$2,081,238
2.650%	05/11/50	3,495	2,170,635
2.700%	08/05/51	40,215	24,993,293
2.850%	08/05/61(a)	77,200	46,425,753
2.950%	09/11/49	6,855	4,572,719
3.750%	09/12/47	4,900	3,850,152
3.850%	08/04/46	37,120	29,876,307
3.950%	08/08/52(a)	3,795	3,018,284
4.650%	02/23/46	3,286	2,999,656
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,793,055

			121,781,092

Electric — 13.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	3,915,054
3.950%	06/01/28	6,240	6,029,113
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,079,377
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,617,568
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26(a)	2,080	2,021,803
3.750%	12/01/47	10,015	7,431,524
3.800%	06/15/49	10,675	7,922,532
4.000%	12/01/46	5,000	3,925,922
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,695,260
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	2,810	1,765,074
3.700%	12/01/47	12,200	9,163,169
4.500%	03/15/49	1,155	976,597
5.900%	12/01/52	2,310	2,364,555
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,409,807
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,333,000
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	13,398,871
4.250%	09/15/48	14,575	11,640,389
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	8,647,448
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	8,832,982

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	$6,368,074
4.250%	11/01/28	1,095	1,059,073
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29(a)	9,995	8,960,124
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,317,600
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	3,986,200
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	18,764	12,095,069
3.650%	06/15/46	15,161	11,328,916
3.700%	03/01/45	4,751	3,623,849
3.800%	10/01/42(a)	3,615	2,853,110
4.000%	03/01/48	4,598	3,588,733
4.000%	03/01/49(a)	4,240	3,263,342
4.350%	11/15/45	5,560	4,657,853
4.600%	08/15/43	2,000	1,747,526
First Mortgage, Series 123
3.750%	08/15/47	10,400	7,765,068
First Mortgage, Series 127
3.200%	11/15/49	4,455	2,943,329
First Mortgage, Series 130
3.125%	03/15/51	805	521,526
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,483,589
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53	9,820	9,283,268
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	476,616
3.950%	03/01/43	4,905	3,925,288
5.700%	06/15/40	860	857,233
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,173,506
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50	3,500	2,647,168
4.350%	04/15/49	1,550	1,290,845
4.350%	08/31/64	6,840	5,384,222
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,927,817
6.250%	10/15/53	990	1,065,286
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,034,641
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	5,173	4,758,943
4.050%	09/15/42	1,340	1,055,929
4.900%	08/01/41	8,810	7,878,648

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	$13,587,751
3.700%	06/01/46	1,305	990,736
3.750%	08/15/47	7,900	5,953,460
3.950%	06/15/42	5,800	4,618,020
4.300%	07/01/44	3,975	3,343,871
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,872,895
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	26,338,627
3.450%	04/15/51	380	262,141
3.700%	12/01/47	7,456	5,514,667
3.950%	03/15/48	7,724	5,924,348
4.250%	12/15/41	12,900	10,913,993
6.050%	04/15/38	2,505	2,634,657
First Ref. Mortgage
2.950%	12/01/26	14,955	14,521,284
3.750%	06/01/45	17,780	13,601,950
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	5,665,304
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	5,858,874
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	9,293	8,794,246
6.450%	04/01/39	7,100	7,653,910
First Mortgage, Series WWW
4.900%	07/15/43	7,564	6,838,427
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,017,635
4.100%	03/15/43	1,200	975,751
4.150%	12/01/44	4,802	3,901,600
5.700%	04/01/35	500	506,759
6.125%	09/15/33	4,400	4,631,736
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,098,137
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,580	4,132,430
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,225,801
4.200%	09/01/48	61,138	48,659,829
4.200%	04/01/50	530	417,000
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,323,330
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	12,771,647
4.500%	03/30/39	15,760	13,968,910

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	$4,421,051
3.450%	04/15/50(a)	4,420	3,051,428
4.100%	04/01/43	3,000	2,411,981
4.125%	03/01/42	3,010	2,454,763
4.250%	12/01/45	4,365	3,520,159
4.625%	09/01/43	2,780	2,344,110
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,429,674
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,483,045
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	16,372,560
3.600%	06/01/29	10,000	9,395,747
4.300%	01/15/29	6,315	6,147,382
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,635,809
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51(a)	4,622	2,898,836
3.700%	12/01/47	3,870	2,897,764
3.950%	03/01/48(a)	22,070	17,343,462
3.990%	03/01/49	22,600	17,713,125
4.050%	10/01/44(a)	4,104	3,337,190
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,585,057
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42(a)	5,803	4,940,678
4.300%	03/15/43	10,900	9,126,571
5.400%	06/01/40	3,109	2,991,113
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,733,669
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	4,995	3,365,728
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,107,403
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,054,136
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	575,551
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,040,658
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,063,065
5.300%	07/01/43	1,000	916,236

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	$11,443,791
3.650%	08/01/48	22,370	16,587,056
4.250%	05/01/46	4,500	3,709,138
4.250%	07/15/49	10,200	8,288,846
4.400%	10/15/44	18,980	16,204,773
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	9,237,134
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	7,967,521
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	183,856
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	4,829,276
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,215,371
3.400%	08/15/42(a)	8,450	6,411,779
3.600%	05/15/46	17,056	12,661,672
3.600%	09/15/47(a)	11,350	8,381,335
4.000%	08/15/45	4,830	3,821,541
4.125%	05/15/44	8,520	6,960,511
5.650%	06/15/54	5,405	5,403,545
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,356,350
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,021,722
4.550%	03/15/44	1,325	1,134,307
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	1,796,608
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	19,836,354
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,632,901
3.950%	12/01/47	36,215	27,042,499
4.000%	12/01/46	22,088	16,659,420
4.250%	03/15/46	10,000	7,898,098
4.300%	03/15/45	10,000	7,969,481
4.500%	07/01/40	28,445	24,524,007
4.750%	02/15/44(a)	8,542	7,282,699
4.950%	07/01/50	14,341	12,443,493
6.750%	01/15/53	2,355	2,568,533
PacifiCorp,
First Mortgage
2.700%	09/15/30(a)	8,309	7,339,975
4.125%	01/15/49	39,567	30,771,874
4.150%	02/15/50	9,375	7,251,685
5.350%	12/01/53	18,503	16,989,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	$3,776,650
3.000%	09/15/49	3,922	2,563,318
3.050%	03/15/51	1,200	773,929
3.700%	09/15/47	7,507	5,616,095
3.900%	03/01/48	10,494	8,129,305
4.600%	05/15/52	1,545	1,327,472
First Ref. Mortgage
4.800%	10/15/43	1,575	1,394,242
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,695,007
3.950%	06/01/47	5,845	4,588,170
4.125%	06/15/44	4,450	3,694,159
5.250%	05/15/53(a)	17,865	17,064,881
6.250%	05/15/39	500	540,349
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	26,500,787
7.750%	03/01/31(a)	8,824	9,973,007
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	6,958,420
3.700%	06/15/28	2,000	1,930,763
4.100%	06/15/48	4,735	3,686,941
4.300%	03/15/44	165	135,242
5.250%	04/01/53(a)	6,550	6,091,526
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
4.000%	06/01/44	2,000	1,569,423
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,783,455
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,479,009
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	25,076,158
5.350%	05/15/35	6,997	6,942,462
5.350%	05/15/40	773	743,010
6.000%	06/01/39	5,700	5,919,829
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,609,398
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	14,210,958
3.400%	02/01/28	19,265	18,410,727
3.700%	04/01/29	2,079	1,974,027
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54	5,000	5,013,944
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	26,242	18,778,621

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Ref. Mortgage
4.000%	04/01/47	28,115	$21,652,769
4.050%	03/15/42	7,200	5,826,965
4.650%	10/01/43	1,950	1,683,806
5.500%	03/15/40	11,962	11,654,900
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	3,934,020
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,193,398
4.125%	03/01/48	5,150	4,017,907
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	13,865	12,462,849
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,239,253
4.500%	08/15/41	550	471,656
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,046,722
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,102,864
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	6,921,534
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,115,473
4.450%	02/15/44	1,210	1,026,097
5.550%	08/15/54	4,955	4,800,806
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,695,220
3.800%	04/01/28	5,815	5,640,766
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	19,550	16,458,351
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,170,834
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	24,065	23,420,135
4.300%	07/15/29	6,970	6,651,726
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	688,856
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,430,462
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,014,599

			1,392,469,756

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,600,163

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	$4,881,925
5.500%	07/31/47	15,700	12,604,117

			17,486,042

Entertainment — 0.6%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	6,000	5,581,872
5.050%	03/15/42(a)	38,185	30,646,613
5.141%	03/15/52(a)	28,197	20,992,636

			57,221,121

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40	5,000	5,309,563

Foods — 1.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	544,030
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	4,920	4,098,140
4.375%	02/02/52	4,806	3,590,451
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	3,042,261
4.375%	06/01/46	8,181	6,614,447
4.625%	10/01/39	3,500	3,126,187
5.200%	07/15/45	15,870	14,376,583
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,781,484
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,470,796
5.000%	04/15/42	1,150	1,040,497
5.150%	08/01/43	450	412,369
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	18,127,562
4.125%	04/01/54	11,735	9,027,263
4.200%	04/01/59(a)	10,575	8,079,748
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40(a)	6,188	4,073,466
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	20,000	17,239,445
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	6,136,808
4.500%	04/01/46	4,255	3,526,105

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27		14,835	$14,395,958

				124,703,600

Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49(a)		13,650	9,381,534
6.200%	11/15/53		2,436	2,599,480
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47		2,895	2,258,883
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		6,745	5,950,817
5.650%	02/01/45		2,260	2,207,391
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48		14,125	11,684,943
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29(a)		12,500	11,779,647
4.650%	08/01/43		5,960	5,152,445
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,104,005
First Mortgage, Series VV
4.300%	01/15/49(a)		8,650	7,008,233
First Mortgage, Series WW
3.950%	02/15/50(a)		26,720	20,282,564
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	8,995,474
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,220,384
3.950%	10/01/46		5,520	4,260,569
4.400%	06/01/43		750	630,103
4.400%	05/30/47		27,369	22,471,331

				125,987,803

Healthcare-Products — 0.8%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.750%	12/06/52(a)		3,955	3,895,214
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	4,079,150
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	3,320	2,921,170
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53	EUR	4,685	5,043,497
4.625%	03/15/45		1	889

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	$5,130,766
2.000%	10/18/51	EUR	6,550	4,717,997
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41(a)		2,485	1,747,953
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	25,076,874
1.875%	10/01/49	EUR	45,875	32,907,531

				85,521,041

Healthcare-Services — 4.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28(a)		7,005	6,792,208
4.272%	08/15/48		8,950	7,299,315
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,663,655
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	14,066,693
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,461,799
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		17,240	16,761,895
4.375%	10/15/28		25,005	24,505,582
4.500%	02/25/26(a)		11,024	10,997,779
4.800%	07/15/46		42,235	36,012,879
4.900%	12/15/48		5,308	4,521,021
5.375%	02/15/42(a)		3,650	3,357,056
Sr. Unsec’d. Notes
2.375%	03/15/31		16,605	14,059,653
3.200%	03/15/40		9,125	6,688,981
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	2,437,310
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	9,085,456
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		3,265	2,568,995
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		3,360	2,328,750
3.700%	09/15/49		8,819	6,270,593
4.625%	05/15/42		2,600	2,245,724
4.650%	01/15/43		1,000	868,547
4.850%	08/15/54		510	423,253
5.100%	01/15/44		720	653,876
5.850%	11/01/64		16,830	16,253,676

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
4.625%	03/15/52	3,740	$2,922,010
5.250%	04/15/25	3,500	3,501,988
5.375%	02/01/25	24,080	24,064,841
5.875%	02/01/29	5,400	5,508,800
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	16,711,386
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	8,953,865
4.875%	04/01/42	1,000	925,292
Unsec’d. Notes, Series 2021
3.002%	06/01/51(a)	11,245	7,312,049
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,226,392
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	1,663,955
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,653,254
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	2,800	2,461,519
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	503,532
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,515,063
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47(a)	12,075	10,328,946
4.784%	07/01/44	7,305	6,577,685
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	711,354
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	1,005	671,897
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,300,997
Unsec’d. Notes
4.089%	10/01/48	2,208	1,757,562
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	2,285	1,453,704
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30(a)	10,560	9,484,465
3.450%	06/01/26	4,715	4,636,445
5.750%	01/30/40	1,251	1,203,187
6.950%	07/01/37	1,704	1,864,860

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	9,985	$5,945,675
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,793,589
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,302,119
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,441,218
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,232,758
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,615,633
3.950%	10/15/42	2,060	1,652,983
4.250%	04/15/47	13,715	11,106,663
4.450%	12/15/48	2,000	1,647,472
4.625%	11/15/41	4,601	4,051,616
4.750%	07/15/45	6,770	5,969,008
4.750%	05/15/52	10,905	9,356,864
4.950%	05/15/62	7,570	6,528,376
5.200%	04/15/63	35,500	31,869,153
5.500%	07/15/44	3,255	3,158,223
5.625%	07/15/54	6,532	6,353,068
5.750%	07/15/64	20,375	19,812,256
5.800%	03/15/36	3,945	4,063,890

			447,140,308

Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	914,912

Household Products/Wares — 0.2%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	23,017,410
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	332,476

			23,349,886

Insurance — 2.5%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
7.723%(c)	08/15/53	800	798,743
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,807,163
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.550%	02/15/55(a)	2,180	2,093,158
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	2,895	2,502,727

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Chubb INA Holdings LLC,
Gtd. Notes
2.850%	12/15/51(a)	8,570	$5,412,548
3.050%	12/15/61	10,935	6,622,443
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,280,945
3.500%	10/15/50	5,045	3,429,815
4.868%	06/01/44	14,360	12,442,655
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.350%	03/22/54	4,130	4,245,350
Sr. Unsec’d. Notes, 144A
6.100%	03/15/55	21,685	21,269,199
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	423,653
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	6,704,902
3.951%	10/15/50	36,115	26,291,083
4.569%	02/01/29	5,880	5,762,087
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,563,243
7.000%	06/15/40	6,248	6,829,170
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	7,553,517
3.500%	11/01/27	5,000	4,826,242
4.150%	09/17/50	8,815	6,681,161
4.300%	11/01/47	4,479	3,496,997
5.000%	03/30/43	100	87,703
5.000%	04/05/46	2,360	2,068,446
5.000%	05/20/49	18,590	16,155,260
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/55	16,745	16,080,484
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/54(a)	2,224	2,084,822
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50(a)	4,485	3,276,947
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,849,197
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	21,146,857
4.900%	09/15/44	350	312,536
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	39,768	29,319,824
5.750%	08/15/42	5,540	5,412,655
7.250%	03/15/28	2,707	2,869,772

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	$2,339,825
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,738,262

			254,779,391

Internet — 0.7%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.250%	05/12/61	23,000	14,985,837
4.100%	04/13/62(a)	22,481	17,621,418
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	13,385	12,975,733
5.550%	08/15/64	11,425	11,168,541
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,334,212
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54(a)	14,040	12,975,208

			73,060,949

Lodging — 0.5%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	12,599,949
5.000%	10/15/27	12,845	12,938,257
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	22,122,339

			47,660,545

Machinery-Diversified — 0.5%
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42(a)	3,500	2,917,440
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	45,076	44,666,791

			47,584,231

Media — 3.4%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	154,984
Charter Communications Operating LLC/Charter Communications
Operating Capital, Sr. Sec’d. Notes
4.800%	03/01/50	65	48,834
5.375%	04/01/38	13,155	11,748,032
5.375%	05/01/47	41,367	33,801,025
5.750%	04/01/48	41,760	35,748,983
6.484%	10/23/45	10,574	9,990,337

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51	28,479	$17,167,922
2.937%	11/01/56	62,574	36,481,479
3.250%	11/01/39	54,500	41,347,861
3.400%	07/15/46	12,867	9,046,571
3.450%	02/01/50	54,000	36,983,719
3.750%	04/01/40(a)	14,385	11,569,380
3.900%	03/01/38	18,880	15,865,115
3.969%	11/01/47	20,719	15,748,289
3.999%	11/01/49	9,318	7,046,444
4.000%	03/01/48	5,843	4,441,641
5.350%	05/15/53(a)	2,750	2,543,298
5.500%	05/15/64(a)	1,760	1,643,532
Cox Communications, Inc.,
Gtd. Notes, 144A
5.950%	09/01/54(a)	7,800	7,234,826
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,775,566
4.125%	05/15/29	11,100	10,352,712
Paramount Global,
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	2,008,765
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,592,187
5.875%	11/15/40	8,615	7,698,740
6.550%	05/01/37	2,785	2,684,018
6.750%	06/15/39	3,678	3,606,465
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	9,675	9,473,784
7.700%	10/30/25	729	745,369

			341,549,878

Mining — 2.0%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	11,273,797
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35(a)	5,000	5,357,251
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36(a)	22,700	23,873,728
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	1,274,223
5.750%	05/01/43	13,414	13,201,194
7.500%	09/15/38	10,946	12,442,814
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	27,298,045
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	3,000	2,958,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	17,500	$16,343,216
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	17,887	17,708,327
6.875%	09/01/41(a)	11,304	11,922,842
Sr. Unsec’d. Notes
6.250%	07/15/33	9,600	9,945,887
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	7,462	6,437,061
5.875%	04/01/35	4,000	4,110,641
6.250%	10/01/39	4,050	4,259,935
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	6,301	3,815,707
5.200%	11/02/40	860	827,297
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	785	654,086
4.750%	03/22/42	1,562	1,418,295
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,800	4,383,168
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	8,475	9,092,086
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,080,475
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	5,093,083
4.625%	12/15/27(a)	5,811	5,704,461

			201,476,069

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26(a)	11,200	11,107,799
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	3,906,721
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	6,185	4,428,005
4.400%	05/27/45	4,260	3,671,597
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,960,402

			32,074,524

Office/Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	46,065	44,180,884

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 6.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	$10,852,936
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,883	3,601,747
5.800%	10/01/54(a)	20,300	18,410,474
6.000%	06/13/33	24,010	24,104,607
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	6,752	6,631,938
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	33,210,165
6.450%	06/30/33	2,000	2,095,913
6.500%	02/15/37	370	383,834
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	16,394	11,247,894
5.250%	06/15/37	2,231	2,091,381
5.400%	06/15/47	42,322	37,600,050
6.750%	11/15/39(a)	11,798	12,636,454
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,069,757
6.000%	03/01/41	3,550	3,761,073
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	5,358,403
3.800%	03/15/52	27,200	19,895,734
4.025%	03/15/62(a)	116	84,019
4.150%	11/15/34	847	771,461
4.300%	11/15/44	3,330	2,781,616
5.000%	01/15/35	4,765	4,630,430
5.300%	05/15/53	11,570	10,705,740
5.500%	01/15/55	2,020	1,918,436
5.700%	09/15/63	12,905	12,364,741
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	3,052,076
5.000%	06/15/45	14,051	11,747,615
5.600%	07/15/41	21,825	20,186,808
5.875%	06/15/28	7,125	7,152,346
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,851,774
4.250%	03/15/52	9,165	6,919,498
4.400%	03/24/51	21,950	17,041,176
5.750%	04/18/54(a)	8,766	8,228,017
5.900%	04/18/64	7,000	6,575,134
6.250%	03/15/53	28,900	28,873,846
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,619,706
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30(a)	3,260	2,885,289
3.250%	11/18/49	6,000	4,081,637

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.625%	04/06/40	1,380	$1,105,414
3.950%	05/15/43	2,796	2,293,657
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49	13,000	8,648,206
3.567%	03/06/45	4,370	3,286,698
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27(a)	2,658	2,634,898
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54(a)	11,375	9,387,118
5.125%	12/15/26(a)	13,890	13,986,414
6.500%	03/01/41	6,214	6,443,259
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	2,062,779
4.200%	03/15/48	21,150	15,217,641
6.200%	03/15/40	13,511	13,316,057
6.450%	09/15/36	5,522	5,654,814
7.500%	05/01/31	4,290	4,685,529
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,085,312
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	6,020,267
6.350%	02/12/48	2,025	1,330,182
7.690%	01/23/50	12,200	9,174,400
Phillips 66,
Gtd. Notes
2.150%	12/15/30	10,600	8,991,305
3.300%	03/15/52(a)	1,380	887,925
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	11,467,891
4.680%	02/15/45	500	418,854
4.900%	10/01/46(a)	6,500	5,579,064
5.500%	03/15/55	10,000	9,217,533
5.650%	06/15/54	21,628	20,436,826
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,104,609
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,978,005
Shell Finance US, Inc.,
Gtd. Notes
4.000%	05/10/46(a)	3,000	2,352,774
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	9,853	6,905,046
5.950%	12/01/34	1,000	1,033,703
6.800%	05/15/38	5,051	5,385,342
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	17,441	16,575,782

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64	13,410	$12,434,613
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	9,355	6,305,836
4.350%	06/01/28	25,440	24,929,807

			610,761,285

Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38(a)	4,000	4,309,128
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	8,145,995
5.000%	11/15/45	1,835	1,643,686
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	17,935,566

			32,034,375

Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	2,378,888
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes, 144A
5.418%	01/15/35(a)	5,000	4,964,777

			7,343,665

Pharmaceuticals — 4.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	78,392,114
4.300%	05/14/36(a)	2,500	2,282,522
4.400%	11/06/42	7,200	6,229,467
4.500%	05/14/35	4,945	4,626,495
4.550%	03/15/35	42,638	40,083,579
4.625%	10/01/42	3,115	2,755,019
4.700%	05/14/45	16,174	14,302,091
4.875%	11/14/48	3,812	3,423,741
5.500%	03/15/64(a)	875	837,139
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	11,500	7,620,815
3.400%	07/26/29(a)	5,204	4,907,343
3.700%	03/15/52	3,330	2,420,288
3.900%	03/15/62(a)	15,215	10,900,279
4.250%	10/26/49(a)	14,610	11,833,464
4.350%	11/15/47	22,307	18,384,580
4.550%	02/20/48	8,519	7,244,499
5.650%	02/22/64	4,865	4,687,227
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	57,035	51,918,639
3.875%	07/20/25	1,178	1,169,656

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.300%	03/25/28(a)		9,442	$9,152,932
4.780%	03/25/38		40,326	34,856,319
5.125%	07/20/45		41,205	34,655,623
5.300%	12/05/43		20,115	17,534,237
6.250%	06/01/27		1,000	1,024,938
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	9,131,661
4.950%	02/27/63		3,000	2,696,173
5.000%	02/09/54		4,775	4,392,727
5.100%	02/09/64		11,435	10,458,760
5.200%	08/14/64		5,880	5,466,077
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
6.375%	05/15/38		10,000	10,820,851
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)		8,585	5,718,823
3.400%	01/15/38		4,365	3,642,235
3.625%	03/03/37		6,385	5,527,543
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25(a)		3,175	3,159,422
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51(a)		4,188	2,530,607
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		4,169	3,731,549
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	3,770,621
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		110	107,519
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,718,091
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		41,068	34,473,291
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,448,217
4.000%	06/22/50		5,990	4,084,642

				486,121,815

Pipelines — 8.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	3,982,960
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27		20,000	19,079,694
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53		3,620	3,797,682

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.714%	08/15/63	13,890	$14,746,012
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	6,981,130
5.375%	07/15/25	17,404	17,421,285
5.600%	04/01/44	7,379	6,885,017
8.125%	08/16/30	6,000	6,783,952
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,009,025
6.750%	09/15/37(a)	17,644	18,801,975
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	770,662
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45(a)	2,875	2,586,299
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	21,530	21,697,257
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,935,045
4.900%	03/15/35	5,735	5,385,743
5.000%	05/15/50	24,385	20,729,391
5.150%	02/01/43	4,450	3,916,184
5.300%	04/01/44(a)	12,420	11,102,288
5.300%	04/15/47	2,500	2,209,074
5.400%	10/01/47	29,625	26,596,808
6.000%	06/15/48	8,083	7,831,729
6.125%	12/15/45	30,335	29,933,460
6.250%	04/15/49	45,565	45,709,154
7.500%	07/01/38	11,000	12,435,043
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38(a)	19,814	19,500,784
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60(a)	4,541	3,271,346
4.200%	01/31/50	27,190	21,444,256
4.250%	02/15/48	18,060	14,466,144
4.450%	02/15/43	7,935	6,766,542
4.850%	08/15/42(a)	3,930	3,542,035
4.850%	03/15/44	5,775	5,169,901
4.900%	05/15/46	25,127	22,364,672
4.950%	10/15/54	3,110	2,724,727
5.100%	02/15/45	12,537	11,539,311
5.375%(ff)	02/15/78	7,380	7,050,438
5.700%	02/15/42(a)	5,100	5,076,704
6.125%	10/15/39	3,937	4,089,548
6.450%	09/01/40(a)	7,879	8,490,813
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
7.733%(c)	08/16/77	4,312	4,291,754
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	17,545,567
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,415,732
5.000%	08/15/42	2,010	1,749,678
5.000%	03/01/43	1,176	1,025,337

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.400%	09/01/44	878	$799,123
6.500%	02/01/37	900	941,146
6.500%	09/01/39	5,545	5,787,219
6.550%	09/15/40(a)	4,370	4,534,410
Gtd. Notes, MTN
6.950%	01/15/38	575	623,914
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,944	1,992,636
5.050%	02/15/46	1,759	1,527,731
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	8,547	7,451,366
4.700%	04/15/48	13,647	11,190,508
4.900%	04/15/58(a)	9,705	7,842,018
4.950%	03/14/52	4,017	3,381,145
5.200%	03/01/47	2,690	2,387,969
5.200%	12/01/47	14,490	12,804,905
5.500%	06/01/34	10,201	10,061,498
5.500%	02/15/49(a)	42,150	38,727,335
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,162	1,140,120
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,316,893
6.200%	09/15/43	18,615	18,548,250
6.850%	10/15/37	1,742	1,871,844
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	7,929,593
3.400%	09/01/29(a)	4,705	4,374,758
4.200%	03/15/45(a)	4,130	3,079,331
4.450%	09/01/49	7,495	5,841,691
4.500%	03/15/50	16,230	12,783,695
4.550%	07/15/28	15,725	15,493,768
4.850%	02/01/49	17,700	14,672,560
4.950%	07/13/47	18,108	15,315,393
5.200%	07/15/48	4,999	4,417,282
6.625%	09/01/53(a)	34,231	36,054,915
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,921,019
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,039,510
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	463,215
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	5,000	5,156,160
6.250%	07/01/52	9,000	8,988,721
6.500%	02/15/53(a)	6,112	6,376,361
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,217,957

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.450%	08/01/42	5,603	$4,725,123
4.600%	03/15/48	2,100	1,743,293
5.400%	08/15/41	1,544	1,451,614
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	15,385	13,058,671
5.500%	08/15/48	19,930	17,272,354
6.150%	04/01/33(a)	1,085	1,105,941
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	3,770	3,464,136
3.500%	10/15/51	11,622	7,908,068
3.750%	06/15/27	990	964,629
4.900%	01/15/45	10,477	9,135,585
5.100%	09/15/45	5,887	5,280,245
5.300%	08/15/52	7,130	6,512,816
5.400%	03/04/44	22,544	21,122,347
5.750%	06/24/44	13,955	13,510,327
5.800%	11/15/43	3,434	3,366,921
6.300%	04/15/40	15,935	16,552,505

			885,082,692

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27(a)	4,600	4,482,736

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51	3,500	2,143,622
5.625%	05/15/54	21,480	20,524,216
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,143,500
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29	6,449	6,184,636
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49(a)	1,495	1,002,614
3.800%	07/15/50	4,300	3,170,389
5.850%	03/08/53(a)	10,900	10,988,960
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	5,787,580
3.100%	01/15/30(a)	7,500	6,830,363
4.250%	04/01/26	3,070	3,055,766
4.250%	04/15/28	9,620	9,422,081

			70,253,727

Retail — 1.3%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	19,330,914
4.500%	07/26/47	15,758	12,875,720

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31(a)	4,570	$3,769,221
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	9,048,520
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,979,306
4.200%	05/15/28(a)	29,165	28,348,532
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	16,041,246
4.250%	04/01/46	9,395	7,817,494
5.300%	06/25/54(a)	2,765	2,652,162
5.400%	06/25/64	910	871,628
5.875%	12/16/36	8,382	8,834,362
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42	1,875	1,401,235
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	3,703,271
4.600%	05/26/45	5,325	4,615,332
Walmart, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/53(a)	3,440	2,997,334

			127,286,277

Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41(a)	10,000	7,807,362
3.750%	02/15/51(a)	3,438	2,555,908
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	41,393,703
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	5,000	3,309,058
4.900%	08/05/52	1,111	875,853
5.050%	08/05/62	5,630	4,393,590
5.600%	02/21/54(a)	3,556	3,121,786
5.700%	02/10/53(a)	37,906	33,565,557
5.900%	02/10/63	1,429	1,283,950

			98,306,767

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,369,010

Software — 2.7%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50(a)	20,920	12,680,315
2.525%	06/01/50(a)	132,809	81,676,705
2.675%	06/01/60	19,513	11,408,110
2.921%	03/17/52(a)	27,008	17,891,636

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
3.041%	03/17/62	7,276	$4,658,186
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	21,125	16,491,589
3.600%	04/01/50	16,050	11,223,709
3.800%	11/15/37	21,055	17,586,317
3.850%	07/15/36	9,668	8,281,868
3.900%	05/15/35	7,346	6,425,158
3.950%	03/25/51(a)	1,920	1,420,240
4.000%	07/15/46	32,902	25,288,936
4.125%	05/15/45	1,300	1,024,553
4.300%	07/08/34	2,032	1,868,967
4.375%	05/15/55	23,359	18,250,113
5.500%	09/27/64	3,000	2,748,467
5.550%	02/06/53	5,809	5,496,688
6.900%	11/09/52	26,335	29,444,802
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	3,885	3,793,820

			277,660,179

Telecommunications — 3.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	27,883,803
3.500%	09/15/53	65,637	44,243,164
3.550%	09/15/55(a)	69,667	46,993,835
3.650%	09/15/59	82,309	54,587,872
3.800%	12/01/57	22,245	15,404,154
4.500%	05/15/35	22,285	20,618,933
4.650%	06/01/44	19,400	16,503,570
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	3,000	2,568,314
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	19,807,971
3.300%	02/15/51	24,035	15,858,684
4.375%	04/15/40	3,205	2,774,621
4.500%	04/15/50	4,300	3,529,731
5.500%	01/15/55	3,415	3,217,697
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	30,555	20,888,091
2.875%	11/20/50	3,510	2,150,761
3.400%	03/22/41	12,000	9,083,163
3.700%	03/22/61(a)	31,341	21,259,924
4.000%	03/22/50	5,566	4,230,582

			331,604,870

Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	2,907,480
4.375%	09/01/42	8,705	7,519,700
4.400%	03/15/42	10,600	9,204,392
4.450%	03/15/43	11,312	9,838,012

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
4.550%	09/01/44	2,455	$2,138,097
4.700%	09/01/45	3,040	2,682,726
5.050%	03/01/41	1,620	1,530,766
5.150%	09/01/43	3,133	2,988,286
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	2,000	1,706,644
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.300%	05/15/43(a)	2,680	2,251,171
4.800%	09/15/35	1,645	1,569,421
4.950%	08/15/45	10,000	9,009,095
6.125%	09/15/2115	14,400	14,361,021
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,695,118
3.350%	11/01/25	10,250	10,148,445
4.500%	08/01/54	8,850	7,406,026
4.750%	05/30/42	5,000	4,510,791
6.150%	05/01/37	1,000	1,063,062
6.220%	04/30/40	531	567,296
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	654,982
4.550%	04/01/46(a)	6,975	5,806,437
4.750%	11/15/45	2,925	2,507,010
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	7,626	4,934,408
3.942%	11/01/47	3,667	2,819,842
3.950%	10/01/42	1,140	917,220
4.050%	08/15/52	1,585	1,218,468
4.100%	05/15/2121	10,745	7,428,918
4.450%	06/15/45	1,700	1,440,760
4.650%	01/15/46	700	607,505
4.800%	08/15/43	852	746,436
4.837%	10/01/41(a)	1,080	984,586
5.590%	05/17/25	3,000	3,005,324
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	806,551
3.350%	08/15/46	4,300	3,062,580
3.799%	04/06/71	23,845	16,168,697
3.875%	02/01/55	4,805	3,597,700
3.950%	08/15/59(a)	5,100	3,715,830

			157,520,803

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	4,131,386
3.400%	11/15/26	4,275	4,162,299

			8,293,685

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.450%	03/01/54	4,205	$4,031,282

TOTAL CORPORATE BONDS (cost $10,186,022,248)			8,784,752,451

MUNICIPAL BONDS — 1.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	7,710,746
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	8,881,822
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,764,593

			20,357,161

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,311,234

Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	101,479
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,158	7,051,980

			7,153,459

Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	3,993,749
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	17,144	13,449,865
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,426,738
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,081,859

			24,952,211

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	14,002,669
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	327,937

			14,330,606

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	$32,586,900
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	5,935,478

			38,522,378

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,108,670

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	7,882,565
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,500,430

			11,382,995

Texas — 0.4%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	849,438
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,042,295
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	12,690,875
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	20,700	16,393,186

			35,975,794

Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	9,595,204
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	7,933,385

			17,528,589

TOTAL MUNICIPAL BONDS (cost $221,376,507)			175,623,097

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
1.875%	02/15/51(k)	88,640	49,361,400
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	3,900,375
3.875%	08/15/34(k)	5,000	4,731,250
4.250%	11/15/34	155,900	151,929,422

TOTAL U.S. TREASURY OBLIGATIONS (cost $222,366,080)			209,922,447

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

PREFERRED STOCKS — 0.2%
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	157,000	$3,687,930

Financial Services — 0.2%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(a)(oo)	565,000	13,899,000

TOTAL PREFERRED STOCKS (cost $18,050,000)		17,586,930

TOTAL LONG-TERM INVESTMENTS (cost $11,392,032,698)		9,905,341,584

SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	87,365,247	87,365,247
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $291,036,145; includes $289,421,410 of cash collateral for securities on loan)(b)(wb)	291,205,755	291,031,032

TOTAL SHORT-TERM INVESTMENTS (cost $378,401,392)		378,396,279

TOTAL INVESTMENTS—101.7% (cost $11,770,434,090)		10,283,737,863

Liabilities in excess of other assets(z) — (1.7)%		(173,045,328)

NET ASSETS — 100.0%		$10,110,692,535

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $284,503,882; cash collateral of $289,421,410 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4,091	5 Year U.S. Treasury Notes	Mar. 2025	$434,892,487	$(2,478,298)
4,765	10 Year U.S. Treasury Notes	Mar. 2025	518,193,750	(5,050,327)
2,772	10 Year U.S. Ultra Treasury Notes	Mar. 2025	308,558,250	(5,034,317)

				(12,562,942)

Short Positions:
229	2 Year U.S. Treasury Notes	Mar. 2025	47,084,547	(3,518)
1,318	10 Year Euro-Bund	Mar. 2025	182,179,000	4,790,237
3,066	20 Year U.S. Treasury Bonds	Mar. 2025	349,044,938	8,022,471
844	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	100,356,875	4,046,589

				16,855,779

				$4,292,837

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/10/25	UAG	EUR	100,857	$105,274,813	$104,514,894	$759,919	$—

Credit default swap agreement outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	884,680	$(18,955,729)	$(20,041,585)	$(1,085,856)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$28,001,748

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$82,524,511	$—
Commercial Mortgage-Backed Securities	—	634,932,148	—
Corporate Bonds	—	8,784,752,451	—
Municipal Bonds	—	175,623,097	—
U.S. Treasury Obligations	—	209,922,447	—
Preferred Stocks	17,586,930	—	—
Short-Term Investments
Affiliated Mutual Funds	378,396,279	—	—

Total	$395,983,209	$9,887,754,654	$—

Other Financial Instruments*
Assets
Futures Contracts	$16,859,297	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	759,919	—

Total	$16,859,297	$759,919	$—

Liabilities
Futures Contracts	$(12,566,460)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(1,085,856)	—

Total	$(12,566,460)	$(1,085,856)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Electric	13.8%
Banks	10.1
Pipelines	8.8
Commercial Mortgage-Backed Securities	6.3
Oil & Gas	6.0
Pharmaceuticals	4.8
Healthcare-Services	4.4
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	3.7
Media	3.4
Telecommunications	3.3
Chemicals	3.0
Software	2.7
Insurance	2.5
Beverages	2.1
U.S. Treasury Obligations	2.1
Mining	2.0
Municipal Bonds	1.7
Aerospace & Defense	1.6
Transportation	1.6
Auto Manufacturers	1.4
Retail	1.3
Gas	1.2
Commercial Services	1.2
Foods	1.2
Computers	1.2
Semiconductors	1.0

Healthcare-Products	0.8%
Collateralized Loan Obligations	0.8
Biotechnology	0.8
Internet	0.7
Building Materials	0.7
Real Estate Investment Trusts (REITs)	0.7
Airlines	0.6
Agriculture	0.6
Entertainment	0.6
Lodging	0.5
Machinery-Diversified	0.5
Office/Business Equipment	0.4
Miscellaneous Manufacturing	0.3
Oil & Gas Services	0.3
Household Products/Wares	0.2
Engineering & Construction	0.2
Financial Services	0.2
Auto Parts & Equipment	0.1
Trucking & Leasing	0.1
Packaging & Containers	0.1
Environmental Control	0.1
Real Estate	0.0	*
Water	0.0	*
Capital Markets	0.0	*
Electronics	0.0	*
Shipbuilding	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Home Builders	0.0 *%

101.7
Liabilities in excess of other assets	(1.7)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$1,085,856	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	759,919		—	—
Interest rate contracts	Due from/to broker-variation margin futures	16,859,297	*	Due from/to broker-variation margin futures	12,566,460	*

		$17,619,216			$13,652,316

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(10,324,448)
Foreign exchange contracts	—	8,306,315	—
Interest rate contracts	3,635,049	—	—

Total	$3,635,049	$8,306,315	$(10,324,448)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$3,066,727
Foreign exchange contracts	—	2,343,774	—
Interest rate contracts	7,295,847	—	—

Total	$7,295,847	$2,343,774	$3,066,727

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,204,618,464
Futures Contracts - Short Positions (1)	730,744,745
Forward Foreign Currency Exchange Contracts - Purchased (2)	62,729,292
Forward Foreign Currency Exchange Contracts - Sold (2)	183,668,397
Credit Default Swap Agreements - Buy Protection (1)	767,872,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$284,503,882	$(284,503,882)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
UAG	$759,919	$—	$759,919	$(262,712)	$497,207

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $284,503,882:
Unaffiliated investments (cost $11,392,032,698)	$9,905,341,584
Affiliated investments (cost $378,401,392)	378,396,279
Foreign currency, at value (cost $2,003,668)	1,998,895
Dividends and interest receivable	121,376,097
Unrealized appreciation on OTC forward foreign currency exchange contracts	759,919
Prepaid expenses and other assets	200,365

Total Assets	10,408,073,139

LIABILITIES
Payable to broker for collateral for securities on loan	289,421,410
Accrued expenses and other liabilities	2,892,470
Payable for Portfolio shares purchased	1,838,404
Management fee payable	1,637,071
Due to broker-variation margin futures	984,780
Distribution fee payable	415,013
Due to broker-variation margin swaps	183,689
Trustees’ fees payable	7,060
Affiliated transfer agent fee payable	707

Total Liabilities	297,380,604

NET ASSETS	$10,110,692,535

Net assets were comprised of:
Partners’ Equity	$10,110,692,535

Net asset value and redemption price per share, $10,110,692,535 / 750,780,202 outstanding shares of beneficial interest	$13.47

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$516,266,164
Affiliated dividend income	2,964,767
Unaffiliated dividend income	1,116,560
Income from securities lending, net (including affiliated income of $714,186)	714,637

Total income	521,062,128

EXPENSES
Management fee	52,397,687
Distribution fee	27,185,134
Custodian and accounting fees	506,104
Trustees’ fees	182,381
Professional fees	98,986
Audit fee	61,215
Shareholders’ reports	11,095
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	238,666

Total expenses	80,690,307
Less: Fee waiver and/or expense reimbursement	(2,451,491)

Net expenses	78,238,816

NET INVESTMENT INCOME (LOSS)	442,823,312

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(110,292))	(217,095,403)
Futures transactions	3,635,049
Forward currency contract transactions	8,306,315
Swap agreements transactions	(10,324,448)
Foreign currency transactions	(12,208)

(215,490,695)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,943)	(215,307,168)
Futures	7,295,847
Forward currency contracts	2,343,774
Swap agreements	3,066,727
Foreign currencies	(1,735,129)

(204,335,949)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(419,826,644)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,996,668

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$442,823,312	$475,256,083
Net realized gain (loss) on investment and foreign currency transactions	(215,490,695)	(288,296,218)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(204,335,949)	891,353,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,996,668	1,078,313,522

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares purchased [115,674,066 and 113,269,346 shares, respectively]	(1,557,504,147)	(1,424,840,362)

TOTAL INCREASE (DECREASE)	(1,534,507,479)	(346,526,840)
NET ASSETS:
Beginning of year	11,645,200,014	11,991,726,854

End of year	$10,110,692,535	$11,645,200,014

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$13.44	$12.24	$15.52	$15.58	$13.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.55	0.51	0.46	0.43	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.52)	0.69	(3.74)	(0.49)	1.32

Total from investment operations	0.03	1.20	(3.28)	(0.06)	1.75

Net Asset Value, end of year	$13.47	$13.44	$12.24	$15.52	$15.58

Total Return(b)	0.22%	9.80%	(21.13)%	(0.39)%	12.65%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$10,111	$11,645	$11,992	$16,914	$18,536
Average net assets (in millions)	$10,874	$11,628	$13,573	$17,448	$17,453
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72%	0.72%	0.73%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	0.74%	0.74%	0.73%	0.72%	0.72%
Net investment income (loss)	4.07%	4.09%	3.52%	2.83%	2.98%
Portfolio turnover rate(d)	16%	11%	12%	12%	15%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

LONG-TERM INVESTMENTS — 94.9%
AFFILIATED MUTUAL FUNDS — 25.1%
Domestic Equity — 20.2%
AST Large-Cap Growth Portfolio*	689,301	$65,035,551
AST Large-Cap Value Portfolio*	1,021,991	53,746,530
AST Small-Cap Equity Portfolio*	239,721	19,216,037

		137,998,118

Fixed Income — 0.4%
PSF PGIM High Yield Bond Portfolio*	438,356	3,151,778

International Equity — 4.5%
AST International Growth Portfolio*	1,098,374	29,502,313
PGIM Global Real Estate Fund	59,075	1,143,096

		30,645,409

TOTAL AFFILIATED MUTUAL FUNDS (cost $142,361,556)(wa)		171,795,305

COMMON STOCKS — 44.2%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.*	120	71,318
Boeing Co. (The)*	1,330	235,410
General Dynamics Corp.	465	122,523
General Electric Co.	7,860	1,310,969
Howmet Aerospace, Inc.	750	82,028
Huntington Ingalls Industries, Inc.	80	15,118
Kongsberg Gruppen ASA (Norway)	1,185	133,321
L3Harris Technologies, Inc.	3,440	723,363
Lockheed Martin Corp.	1,865	906,278
Northrop Grumman Corp.	1,630	764,943
Rheinmetall AG (Germany)	115	73,474
Rolls-Royce Holdings PLC (United Kingdom)*	63,065	447,219
RTX Corp.	5,410	626,045
Safran SA (France)	1,388	304,121
Textron, Inc.	330	25,242
TransDigm Group, Inc.	98	124,193

		5,965,565

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	230	23,764
Expeditors International of Washington, Inc.	270	29,908
FedEx Corp.	420	118,158
United Parcel Service, Inc. (Class B Stock)	7,200	907,920

		1,079,750

Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	300	18,144
BorgWarner, Inc.	460	14,623
Cie Generale des Etablissements Michelin SCA (France)	3,675	120,928
Sumitomo Electric Industries Ltd. (Japan)	5,900	105,477

		259,172

Automobiles — 1.1%
Ferrari NV (Italy)	446	190,308
Ford Motor Co.	29,140	288,486

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
General Motors Co.	13,750	$732,462
Subaru Corp. (Japan)	21,000	373,135
Suzuki Motor Corp. (Japan)	15,000	168,065
Tesla, Inc.*(a)	13,350	5,391,264
Toyota Motor Corp. (Japan)	12,900	251,876

		7,395,596

Banks — 2.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	3,562	54,967
AIB Group PLC (Ireland)	41,151	227,561
ANZ Group Holdings Ltd. (Australia)	12,830	226,062
Awa Bank Ltd. (The) (Japan)	800	13,751
Banco Bilbao Vizcaya Argentaria SA (Spain)	18,987	185,777
Banco Santander SA (Spain)	27,253	126,079
Bank Leumi Le-Israel BM (Israel)	6,491	77,226
Bank of America Corp.	32,810	1,441,999
Barclays PLC (United Kingdom)	38,742	129,600
BNP Paribas SA (France)	1,183	72,632
BOC Hong Kong Holdings Ltd. (China)	27,500	87,811
BPER Banca SpA (Italy)	19,116	121,919
CaixaBank SA (Spain)	29,124	158,119
Citigroup, Inc.	16,100	1,133,279
Citizens Financial Group, Inc.	780	34,133
Commonwealth Bank of Australia (Australia)	2,591	245,164
Credit Agricole SA (France)	12,651	174,072
Dah Sing Financial Holdings Ltd. (Hong Kong)	3,200	11,543
DBS Group Holdings Ltd. (Singapore)	4,600	147,409
DNB Bank ASA (Norway)	1,104	22,041
Erste Group Bank AG (Austria)	3,068	189,897
Fifth Third Bancorp	1,220	51,582
HSBC Holdings PLC (United Kingdom)	60,873	597,962
Huntington Bancshares, Inc	2,760	44,905
ING Groep NV (Netherlands)	6,927	108,557
Intesa Sanpaolo SpA (Italy)	92,833	372,336
Japan Post Bank Co. Ltd. (Japan)	5,200	49,149
JPMorgan Chase & Co.	13,180	3,159,378
Keiyo Bank Ltd. (The) (Japan)	4,500	22,356
KeyCorp.	1,740	29,824
M&T Bank Corp.	1,220	229,372
Mitsubishi UFJ Financial Group, Inc. (Japan)	25,100	293,035
NatWest Group PLC (United Kingdom)	41,630	208,619
Nordea Bank Abp (Finland)	14,753	160,966
Oversea-Chinese Banking Corp. Ltd. (Singapore)	2,100	25,647
PNC Financial Services Group, Inc. (The)	1,930	372,201
Regions Financial Corp.	1,730	40,690
Senshu Ikeda Holdings, Inc. (Japan)	18,300	45,723
Standard Chartered PLC (United Kingdom)	4,200	51,707
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,100	26,400
Synovus Financial Corp.	7,700	394,471

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
TOMONY Holdings, Inc. (Japan)	5,100	$14,477
Truist Financial Corp.	17,260	748,739
U.S. Bancorp	17,620	842,765
UniCredit SpA (Italy)	9,450	378,457
Wells Fargo & Co.	10,810	759,294
Westpac Banking Corp. (Australia)	16,413	327,620

		14,237,273

Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)(a)	360	13,673
Carlsberg A/S (Denmark) (Class B Stock)	555	53,304
Coca-Cola Co. (The)	21,680	1,349,797
Coca-Cola HBC AG (Italy)*	699	23,879
Constellation Brands, Inc. (Class A Stock)	270	59,670
Keurig Dr. Pepper, Inc.	18,760	602,571
Molson Coors Beverage Co. (Class B Stock)	350	20,062
Monster Beverage Corp.*	1,270	66,751
PepsiCo, Inc.	4,020	611,281

		2,800,988

Biotechnology — 0.6%
AbbVie, Inc.	6,160	1,094,632
Amgen, Inc.	4,165	1,085,566
Biogen, Inc.*	1,960	299,723
CSL Ltd.	695	121,243
Gilead Sciences, Inc.	6,960	642,895
Incyte Corp.*	310	21,412
Moderna, Inc.*	620	25,780
Neurocrine Biosciences, Inc.*	1,900	259,350
Regeneron Pharmaceuticals, Inc.*	182	129,644
Ultragenyx Pharmaceutical, Inc.*	3,100	130,417
United Therapeutics Corp.*	500	176,420
Vertex Pharmaceuticals, Inc.*	445	179,201

		4,166,283

Broadline Retail — 1.6%
Amazon.com, Inc.*	48,150	10,563,629
eBay, Inc.	900	55,755
Next PLC (United Kingdom)	1,715	203,437
Prosus NV (China)*	2,484	98,731

		10,921,552

Building Products — 0.3%
A.O. Smith Corp.	250	17,053
Allegion PLC	750	98,010
Armstrong World Industries, Inc.	1,200	169,596
AZEK Co., Inc. (The)*	1,200	56,964
Builders FirstSource, Inc.*	200	28,586
Carrier Global Corp.	1,500	102,390
Cie de Saint-Gobain SA (France)	4,213	374,374
Geberit AG (Switzerland)	95	53,877
Hayward Holdings, Inc.*	11,000	168,190
Johnson Controls International PLC	1,220	96,295
Lennox International, Inc.	45	27,418

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Masco Corp.	390	$28,302
ROCKWOOL A/S (Denmark) (Class B Stock)	138	49,105
Trane Technologies PLC	1,185	437,680

		1,707,840

Capital Markets — 1.5%
3i Group PLC (United Kingdom)	7,445	331,401
Ameriprise Financial, Inc.	160	85,189
Amundi SA (France), 144A	2,146	142,818
Bank of New York Mellon Corp. (The)	11,310	868,947
Blackrock, Inc.	568	582,263
Blackstone, Inc.	1,310	225,870
Cboe Global Markets, Inc.	200	39,080
Charles Schwab Corp. (The)	2,720	201,307
CME Group, Inc.	670	155,594
Deutsche Bank AG (Germany)	17,247	297,630
Euronext NV (Netherlands), 144A	1,173	131,596
FactSet Research Systems, Inc.	55	26,415
Franklin Resources, Inc.	660	13,391
Goldman Sachs Group, Inc. (The)	750	429,465
Houlihan Lokey, Inc.	2,500	434,150
Intercontinental Exchange, Inc.	1,030	153,480
Invesco Ltd.	870	15,208
Janus Henderson Group PLC	10,300	438,059
KKR & Co., Inc.	1,230	181,929
MarketAxess Holdings, Inc.	65	14,693
Moody’s Corp.	265	125,443
Morgan Stanley	7,860	988,159
MSCI, Inc.	1,235	741,012
Nasdaq, Inc.	4,080	315,425
Nomura Holdings, Inc. (Japan)	52,400	304,016
Northern Trust Corp.	350	35,875
Plus500 Ltd. (Israel)	1,114	37,766
Raymond James Financial, Inc.	3,520	546,762
Robinhood Markets, Inc. (Class A Stock)*	11,300	421,038
S&P Global, Inc.	2,460	1,225,154
Singapore Exchange Ltd. (Singapore)	10,900	101,606
State Street Corp.	5,840	573,196
T. Rowe Price Group, Inc.	400	45,236
UBS Group AG (Switzerland)	9,646	295,329

		10,524,502

Chemicals — 0.5%
Air Products & Chemicals, Inc.	1,385	401,705
Albemarle Corp.(a)	230	19,798
Celanese Corp.	2,330	161,259
CF Industries Holdings, Inc.	340	29,009
Corteva, Inc.	1,250	71,200
Dow, Inc.	1,270	50,965
DuPont de Nemours, Inc.	7,870	600,087
Eastman Chemical Co.	230	21,004
Ecolab, Inc.	2,170	508,474
Evonik Industries AG (Germany)	1,300	22,597
FMC Corp.	250	12,153
International Flavors & Fragrances, Inc.	470	39,739
Linde PLC	1,340	561,018

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	4,300	$319,361
Mosaic Co. (The)	650	15,977
Nitto Denko Corp. (Japan)	5,900	98,641
Orica Ltd. (Australia)	7,463	76,507
PPG Industries, Inc.	420	50,169
Sherwin-Williams Co. (The)	795	270,244
Solvay SA (Belgium)	3,866	124,986
Tokuyama Corp. (Japan)	800	13,267

		3,468,160

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	24,928	296,473
Cintas Corp.	920	168,084
Copart, Inc.*	1,590	91,250
Republic Services, Inc.	380	76,448
Rollins, Inc.	500	23,175
Veralto Corp.	6,050	616,192
Vestis Corp.	3,200	48,768
Waste Management, Inc.	1,250	252,238

		1,572,628

Communications Equipment — 0.4%
Arista Networks, Inc.*	7,860	868,766
Cisco Systems, Inc.	26,840	1,588,928
F5, Inc.*	80	20,118
Juniper Networks, Inc.	610	22,844
Motorola Solutions, Inc.	285	131,735
Nokia OYJ (Finland)	49,813	220,344
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	19,808	160,414

		3,013,149

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	3,942	197,543
Eiffage SA (France)	3,403	298,414
Koninklijke BAM Groep NV
(Netherlands)	3,405	14,803
MasTec, Inc.*	2,900	394,806
Quanta Services, Inc.	250	79,013
Vinci SA (France)	3,115	320,710

		1,305,289

Construction Materials — 0.2%
Buzzi SpA (Italy)	624	23,035
CRH PLC	8,200	758,664
Heidelberg Materials AG (Germany)	2,808	346,965
Holcim AG*	2,925	281,634
Martin Marietta Materials, Inc.	100	51,650
Vulcan Materials Co.	230	59,163

		1,521,111

Consumer Finance — 0.2%
American Express Co.	3,695	1,096,639
Capital One Financial Corp.	690	123,041
Discover Financial Services	450	77,953

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Synchrony Financial	720	$46,800

		1,344,433

Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	11,792	167,833
Coles Group Ltd. (Australia)	12,832	149,795
Costco Wholesale Corp.	1,955	1,791,308
Dollar General Corp.	420	31,844
Dollar Tree, Inc.*	7,090	531,325
Kesko OYJ (Finland) (Class B Stock)	3,550	66,979
Koninklijke Ahold Delhaize NV
(Netherlands)	8,782	286,991
Kroger Co. (The)(a)	1,200	73,380
Sysco Corp.	910	69,579
Target Corp.	820	110,848
Tesco PLC (United Kingdom)	79,420	365,281
US Foods Holding Corp.*	7,000	472,220
Walgreens Boots Alliance, Inc.	1,480	13,808
Walmart, Inc.	24,330	2,198,215

		6,329,406

Containers & Packaging — 0.1%
Amcor PLC	2,710	25,501
Avery Dennison Corp.	130	24,327
Ball Corp.	550	30,321
Crown Holdings, Inc.	1,400	115,766
International Paper Co.	650	34,983
Packaging Corp. of America	160	36,021
Smurfit WestRock PLC(a)	910	49,013
Sonoco Products Co.	1,000	48,850

		364,782

Distributors — 0.0%
Genuine Parts Co	250	29,190
LKQ Corp.	520	19,110
Pool Corp.	55	18,752

		67,052

Diversified Consumer Services — 0.0%
ADT, Inc.	7,200	49,752
Duolingo, Inc.*	600	194,538

		244,290

Diversified REITs — 0.0%
GPT Group (The) (Australia)	17,141	46,176
Stockland (Australia)	8,000	23,728

		69,904

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	17,810	405,534
Deutsche Telekom AG (Germany)	17,375	520,609
Koninklijke KPN NV (Netherlands)	62,642	228,420
Orange SA (France)	6,868	68,528
Proximus SADP (Belgium)	6,176	32,173
Telstra Group Ltd. (Australia)	13,260	32,862
Verizon Communications, Inc.	31,100	1,243,689

		2,531,815

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 0.7%
Alliant Energy Corp.	470	$27,796
American Electric Power Co., Inc.	7,250	668,667
Chubu Electric Power Co., Inc. (Japan)	800	8,393
Constellation Energy Corp.	550	123,040
Duke Energy Corp.	1,410	151,913
Edison International	690	55,090
Enel SpA (Italy)	38,772	276,684
Entergy Corp.	780	59,140
Evergy, Inc.	420	25,851
Eversource Energy	670	38,478
Exelon Corp.	17,020	640,633
FirstEnergy Corp.	970	38,587
Fortum OYJ (Finland)	3,325	46,545
Hokkaido Electric Power Co., Inc. (Japan)	4,200	22,123
Iberdrola SA (Spain)	26,046	358,920
Kansai Electric Power Co., Inc. (The) (Japan)	6,600	73,154
NextEra Energy, Inc.	12,510	896,842
NRG Energy, Inc.	7,270	655,899
PG&E Corp.	13,300	268,394
Pinnacle West Capital Corp.(a)	220	18,649
PPL Corp.	1,350	43,821
Shikoku Electric Power Co., Inc. (Japan)	2,600	20,279
Southern Co. (The)	1,980	162,994
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	51,500	153,939
Xcel Energy, Inc.	1,040	70,221

		4,906,052

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	10,750	580,484
Acuity Brands, Inc.	1,500	438,195
AMETEK, Inc.	410	73,906
Eaton Corp. PLC	1,295	429,772
Emerson Electric Co.	3,030	375,508
Fujikura Ltd. (Japan)	4,300	175,551
GE Vernova, Inc.	485	159,531
Generac Holdings, Inc.*	90	13,954
Hubbell, Inc.	90	37,700
Rockwell Automation, Inc.	220	62,874
Schneider Electric SE	2,168	539,737
Siemens Energy AG (Germany)*	3,192	169,405
Vertiv Holdings Co. (Class A Stock)	5,500	624,855

		3,681,472

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	7,290	506,290
CDW Corp.	240	41,770
Corning, Inc.	1,380	65,578
Jabil, Inc.	210	30,219
Keysight Technologies, Inc.*	310	49,795
TDK Corp. (Japan)	14,100	181,588
TE Connectivity PLC (Switzerland)	550	78,633
Teledyne Technologies, Inc.*	75	34,810
Trimble, Inc.*	450	31,797

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	680	$262,630

		1,283,110

Energy Equipment & Services — 0.0%
Baker Hughes Co.	1,810	74,246
Halliburton Co.	1,670	45,407
Schlumberger NV	5,500	210,870

		330,523

Entertainment — 0.7%
CTS Eventim AG & Co. KGaA (Germany)	885	74,814
Electronic Arts, Inc.	450	65,835
Konami Group Corp. (Japan)	900	84,213
Live Nation Entertainment, Inc.*	300	38,850
Netflix, Inc.*	1,935	1,724,704
Sea Ltd. (Singapore), ADR*	3,700	392,570
Spotify Technology SA*	400	178,952
Take-Two Interactive Software, Inc.*	300	55,224
Walt Disney Co. (The)	13,060	1,454,231
Warner Bros Discovery, Inc.*	53,340	563,804

		4,633,197

Financial Services — 1.6%
Apollo Global Management, Inc.	770	127,173
Berkshire Hathaway, Inc. (Class B Stock)*(a)	8,230	3,730,494
Block, Inc.*	6,400	543,936
Corpay, Inc.*	110	37,226
Equitable Holdings, Inc.	1,300	61,321
Fidelity National Information Services, Inc.(a)	9,970	805,277
Financial Partners Group Co. Ltd. (Japan)	2,300	41,953
Fiserv, Inc.*	1,630	334,835
Global Payments, Inc.	450	50,427
Industrivarden AB (Sweden) (Class A Stock)	330	10,431
Investor AB (Sweden) (Class B Stock)	13,524	358,209
Jack Henry & Associates, Inc.	130	22,789
Mastercard, Inc. (Class A Stock)	3,815	2,008,865
ORIX Corp. (Japan)	4,500	96,677
PayPal Holdings, Inc.*	9,810	837,283
Visa, Inc. (Class A Stock)	6,640	2,098,506

		11,165,402

Food Products — 0.5%
Archer-Daniels-Midland Co.	870	43,953
Associated British Foods PLC (United Kingdom)	4,400	112,237
Bunge Global SA	240	18,662
Conagra Brands, Inc.	17,480	485,070
General Mills, Inc.	3,200	204,064
Hershey Co. (The)	280	47,418
Hormel Foods Corp.	590	18,508
Ingredion, Inc.	3,300	453,948
J.M. Smucker Co. (The)	3,410	375,509

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
JDE Peet’s NV (Netherlands)	833	$14,312
Kellanova	490	39,675
Kraft Heinz Co. (The)	1,580	48,522
Lamb Weston Holdings, Inc.(a)	270	18,044
McCormick & Co., Inc.	460	35,070
Mondelez International, Inc. (Class A Stock)	2,410	143,949
Nestle SA.	7,318	600,392
The Campbell’s Co.	400	16,752
Tyson Foods, Inc. (Class A Stock)	540	31,018
WH Group Ltd. (Hong Kong), 144A	445,500	343,318
Wilmar International Ltd. (China)	28,000	63,553

		3,113,974

Gas Utilities — 0.0%
Atmos Energy Corp.	270	37,603

Ground Transportation — 0.3%
CSX Corp.	10,000	322,700
J.B. Hunt Transport Services, Inc.	150	25,599
Norfolk Southern Corp.	2,100	492,870
Old Dominion Freight Line, Inc.	350	61,740
Ryder System, Inc.	300	47,058
Uber Technologies, Inc.*	15,830	954,866
Union Pacific Corp.	1,100	250,844

		2,155,677

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	11,670	1,319,994
Align Technology, Inc.*	125	26,064
Baxter International, Inc.	950	27,702
Becton, Dickinson & Co.	1,230	279,050
Boston Scientific Corp.*	10,540	941,433
Cooper Cos., Inc. (The)*	360	33,095
Dexcom, Inc.*	720	55,994
Edwards Lifesciences Corp.*	1,090	80,693
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,279	134,955
GE HealthCare Technologies, Inc.	820	64,108
Hologic, Inc.*	440	31,720
Hoya Corp. (Japan)	1,600	198,570
IDEXX Laboratories, Inc.*	135	55,814
Insulet Corp.*	110	28,718
Intuitive Surgical, Inc.*	1,830	955,187
Medtronic PLC.	11,790	941,785
ResMed, Inc.	270	61,746
Solventum Corp.*	270	17,836
STERIS PLC	2,490	511,844
Stryker Corp.	595	214,230
Teleflex, Inc.	70	12,459
Zimmer Biomet Holdings, Inc.	380	40,139

		6,033,136

Health Care Providers & Services — 0.7%
Ambea AB (Sweden), 144A	3,100	27,009
Cardinal Health, Inc.	450	53,221
Cencora, Inc.	320	71,898
Centene Corp.*	10,640	644,571
Cigna Group (The)	1,710	472,199

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
CVS Health Corp.	2,310	$103,696
DaVita, Inc.*	70	10,468
Elevance Health, Inc.	405	149,404
Fresenius Medical Care AG (Germany)	4,760	216,727
HCA Healthcare, Inc.	310	93,046
Henry Schein, Inc.*	230	15,916
Humana, Inc.	535	135,735
Labcorp Holdings, Inc.	130	29,812
McKesson Corp.	1,020	581,308
Medipal Holdings Corp. (Japan)	2,500	37,597
Molina Healthcare, Inc.*	95	27,650
Quest Diagnostics, Inc.	2,520	380,167
Ramsay Health Care Ltd. (Australia)	627	13,380
Ship Healthcare Holdings, Inc. (Japan)	1,800	25,151
Sonic Healthcare Ltd. (Australia)	780	13,010
Tenet Healthcare Corp.*	1,100	138,853
UnitedHealth Group, Inc.	3,695	1,869,153
Universal Health Services, Inc. (Class B Stock)	90	16,148

		5,126,119

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	290	28,290
Healthpeak Properties, Inc.	4,210	85,337
Ventas, Inc.	1,880	110,713
Welltower, Inc.	1,080	136,112

		360,452

Health Care Technology — 0.1%
Pro Medicus Ltd. (Australia)	432	66,732
Veeva Systems, Inc. (Class A Stock)*	2,000	420,500

		487,232

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	1,420	24,878

Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc. (Class A Stock)*	790	103,814
Aristocrat Leisure Ltd. (Australia)	4,125	174,201
Booking Holdings, Inc.	268	1,331,537
Caesars Entertainment, Inc.*	410	13,702
Carnival Corp.*	1,920	47,846
Cava Group, Inc.*	3,600	406,080
Chipotle Mexican Grill, Inc.*	15,230	918,369
Darden Restaurants, Inc.(a)	3,600	672,084
Domino’s Pizza, Inc.	45	18,889
Expedia Group, Inc.*	510	95,028
Hilton Worldwide Holdings, Inc.	450	111,222
La Francaise des Jeux SACA (France), 144A.	5,594	215,428
Las Vegas Sands Corp.	660	33,898
Marriott International, Inc. (Class A Stock)	420	117,155
Marriott Vacations Worldwide Corp.	600	53,880
McDonald’s Corp.	2,080	602,971
MGM Resorts International*	470	16,286
Norwegian Cruise Line Holdings Ltd.*	880	22,642
Royal Caribbean Cruises Ltd.	650	149,949
Starbucks Corp.	2,050	187,062

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
TUI AG (Germany)*	4,175	$36,205
Wynn Resorts Ltd.	180	15,509
Yum! Brands, Inc.	500	67,080
Zensho Holdings Co. Ltd. (Japan)	700	39,643

		5,450,480

Household Durables — 0.2%
Breville Group Ltd. (Australia)	1,150	25,119
D.R. Horton, Inc.(a)	520	72,706
Garmin Ltd.	1,090	224,824
JVCKenwood Corp. (Japan)	6,500	71,580
Lennar Corp. (Class A Stock)	1,430	195,009
Mohawk Industries, Inc.*	80	9,530
NVR, Inc.*	4	32,716
PulteGroup, Inc.	880	95,832
Sony Group Corp. (Japan)	22,700	478,415

		1,205,731

Household Products — 0.5%
Church & Dwight Co., Inc.	440	46,073
Clorox Co. (The)	210	34,106
Colgate-Palmolive Co.	9,710	882,736
Essity AB (Sweden) (Class B Stock)	14,464	386,742
Henkel AG & Co. KGaA (Germany)	368	28,354
Kimberly-Clark Corp.	600	78,624
Procter & Gamble Co. (The)	9,480	1,589,322
Reckitt Benckiser Group PLC (United Kingdom)	2,286	138,373

		3,184,330

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	8,250	106,178
Vistra Corp.	1,300	179,231

		285,409

Industrial Conglomerates — 0.3%
3M Co.	7,380	952,684
Hitachi Ltd. (Japan)	15,600	382,045
Honeywell International, Inc.	1,170	264,291
Siemens AG (Germany)	2,901	565,680
Smiths Group PLC (United Kingdom)	546	11,707

		2,176,407

Industrial REITs — 0.2%
Goodman Group (Australia)	5,313	116,790
Prologis, Inc.	8,760	925,932

		1,042,722

Insurance — 1.2%
Aflac, Inc.	920	95,164
Ageas SA/NV (Belgium)	1,711	83,189
AIA Group Ltd. (Hong Kong)	42,800	307,426
Allianz SE (Germany)	841	258,492
Allstate Corp. (The)	4,280	825,141
American International Group, Inc.	3,080	224,224
Aon PLC (Class A Stock)	385	138,277
Arch Capital Group Ltd.	700	64,645
Arthur J. Gallagher & Co.	460	130,571

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Assurant, Inc.	120	$25,586
Aviva PLC (United Kingdom)	43,748	256,412
AXA SA (France)	13,479	479,713
Brown & Brown, Inc.	460	46,929
Chubb Ltd.	690	190,647
Cincinnati Financial Corp.	290	41,673
Erie Indemnity Co. (Class A Stock)	40	16,489
Everest Group Ltd.	75	27,184
Fidelity National Financial, Inc.	900	50,526
First American Financial Corp.	4,800	299,712
Globe Life, Inc.	180	20,074
Hartford Financial Services Group, Inc. (The)	540	59,076
Insurance Australia Group Ltd. (Australia)	16,194	84,698
Japan Post Insurance Co. Ltd. (Japan)	5,700	104,698
Kemper Corp.	2,300	152,812
Loews Corp.	1,390	117,719
Marsh & McLennan Cos., Inc.	3,380	717,946
Medibank Private Ltd. (Australia)	74,179	173,868
MetLife, Inc.	6,410	524,851
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	375	189,568
Phoenix Financial Ltd. (Israel)	1,428	20,842
Principal Financial Group, Inc.	430	33,286
Progressive Corp. (The)	2,470	591,837
QBE Insurance Group Ltd. (Australia)	10,275	122,025
Sompo Holdings, Inc. (Japan)	10,900	282,422
Swiss Re AG	804	116,447
Talanx AG (Germany)	989	84,116
Travelers Cos., Inc. (The)	2,530	609,452
Unipol Gruppo SpA (Italy)	11,862	148,139
W.R. Berkley Corp.	625	36,575
Willis Towers Watson PLC	380	119,031
Zurich Insurance Group AG (Switzerland)	300	178,430

		8,049,912

Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)	28,960	5,482,128
Alphabet, Inc. (Class C Stock)	24,020	4,574,369
Match Group, Inc.*	490	16,028
Meta Platforms, Inc. (Class A Stock)	11,250	6,586,987
Scout24 SE (Germany), 144A	860	75,886

		16,735,398

IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	1,855	652,570
Akamai Technologies, Inc.*	280	26,782
Cognizant Technology Solutions Corp. (Class A Stock)	9,210	708,249
EPAM Systems, Inc.*	295	68,977
Gartner, Inc.*	125	60,559
GoDaddy, Inc. (Class A Stock)*	250	49,342
International Business Machines Corp.	2,640	580,351
Kyndryl Holdings, Inc.*	5,600	193,760

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Okta, Inc.*	700	$55,160
Snowflake, Inc. (Class A Stock)*	3,600	555,876
VeriSign, Inc.*	160	33,114
Wix.com Ltd. (Israel)*	1,500	321,825

		3,306,565

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	6,800	162,148
Hasbro, Inc.	270	15,096
Mattel, Inc.*	5,800	102,834
Tomy Co. Ltd. (Japan)	1,000	28,641

		308,719

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	540	72,544
Bio-Techne Corp.	300	21,609
Charles River Laboratories International, Inc.*	100	18,460
Danaher Corp.	5,050	1,159,228
IQVIA Holdings, Inc.*	320	62,883
Mettler-Toledo International, Inc.*	34	41,605
Revvity, Inc.(a)	210	23,438
Thermo Fisher Scientific, Inc.	3,025	1,573,696
Waters Corp.*	95	35,243
West Pharmaceutical Services, Inc.	115	37,669

		3,046,375

Machinery — 0.8%
Alfa Laval AB (Sweden)	1,552	64,959
Allison Transmission Holdings, Inc.	5,400	583,524
Atlas Copco AB (Sweden) (Class B Stock)	4,808	64,961
Caterpillar, Inc.	1,350	489,726
Cummins, Inc.	630	219,618
Deere & Co.	640	271,168
Donaldson Co., Inc.	3,800	255,930
Dover Corp.	250	46,900
Epiroc AB (Sweden) (Class B Stock)	1,262	19,689
FANUC Corp. (Japan)	6,700	175,024
Flowserve Corp.	7,800	448,656
Fortive Corp.	660	49,500
GEA Group AG (Germany)	4,041	200,730
Glory Ltd. (Japan)	1,500	24,527
IDEX Corp.	160	33,486
Illinois Tool Works, Inc.	490	124,244
Ingersoll Rand, Inc.	760	68,750
ITT, Inc.	300	42,864
Knorr-Bremse AG (Germany)	255	18,508
Komatsu Ltd. (Japan)	7,300	198,869
Makita Corp. (Japan)	7,000	212,863
Namura Shipbuilding Co. Ltd. (Japan)	4,400	47,822
Nordson Corp.	90	18,832
Otis Worldwide Corp.	750	69,458
PACCAR, Inc.	970	100,899
Parker-Hannifin Corp.	720	457,942
Pentair PLC	5,420	545,469
Rational AG (Germany)	71	60,812
Schindler Holding AG (Switzerland)	75	20,460

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland) (Part. Cert.)	36	$9,946
Snap-on, Inc.	80	27,158
Stanley Black & Decker, Inc.	290	23,284
Volvo AB (Sweden) (Class A Stock)	568	13,882
Wartsila OYJ Abp (Finland)	7,078	125,441
Westinghouse Air Brake Technologies Corp.	300	56,877
Xylem, Inc.	440	51,049
Yangzijiang Shipbuilding Holdings Ltd. (China)	24,000	52,460

		5,296,287

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	8	12,871
Kawasaki Kisen Kaisha Ltd. (Japan)	23,000	327,216
ZIM Integrated Shipping Services Ltd. (Israel)	700	15,029

		355,116

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	360	123,397
Comcast Corp. (Class A Stock)(a)	23,250	872,572
Fox Corp. (Class A Stock)	420	20,404
Fox Corp. (Class B Stock)	270	12,350
Interpublic Group of Cos., Inc. (The)	750	21,015
News Corp. (Class A Stock)	770	21,206
News Corp. (Class B Stock)	230	6,999
Omnicom Group, Inc.(a)	350	30,114
Paramount Global (Class B Stock)(a)	1,270	13,284
Publicis Groupe SA (France)	2,658	282,970

		1,404,311

Metals & Mining — 0.3%
BHP Group Ltd. (Australia)	22,523	549,443
Boliden AB (Sweden)	4,993	140,478
Fortescue Ltd. (Australia)	16,260	183,097
Freeport-McMoRan, Inc.	14,330	545,686
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,800	52,792
Newmont Corp.	2,080	77,418
Nippon Steel Corp. (Japan)	1,100	22,105
Northern Star Resources Ltd. (Australia)	14,575	138,480
Nucor Corp.	420	49,018
Rio Tinto Ltd. (Australia)	1,167	84,623
Rio Tinto PLC (Australia)	5,247	309,731
Steel Dynamics, Inc.	250	28,517

		2,181,388

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	3,475	24,232
Ameren Corp.	490	43,679
CenterPoint Energy, Inc.	1,240	39,345
Centrica PLC (United Kingdom)	239,508	399,589
CMS Energy Corp.	8,160	543,864

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
Consolidated Edison, Inc.	630	$56,215
Dominion Energy, Inc.	1,530	82,406
DTE Energy Co.	5,190	626,693
E.ON SE (Germany)	1,267	14,758
Engie SA (France)	24,580	389,824
NiSource, Inc.	840	30,878
Public Service Enterprise Group, Inc.	900	76,041
Sembcorp Industries Ltd. (Singapore)	3,900	15,777
Sempra	1,150	100,878
WEC Energy Group, Inc.(a)	590	55,484

		2,499,663

Office REITs — 0.0%
BXP, Inc.	260	19,334
Gecina SA (France)	100	9,369
Japan Real Estate Investment Corp. (Japan)	15	10,292

		38,995

Oil, Gas & Consumable Fuels — 1.3%
APA Corp.	710	16,394
Chevron Corp.(a)	5,850	847,314
ConocoPhillips	10,278	1,019,269
Coterra Energy, Inc.	6,470	165,244
Devon Energy Corp.	1,190	38,949
Diamondback Energy, Inc.	330	54,064
ENEOS Holdings, Inc. (Japan)	22,300	116,989
EOG Resources, Inc.	1,520	186,322
EQT Corp.	1,120	51,643
Expand Energy Corp.	5,100	507,705
Exxon Mobil Corp.	22,867	2,459,803
Hess Corp.	490	65,175
Idemitsu Kosan Co. Ltd. (Japan)	37,700	248,331
Kinder Morgan, Inc.	3,550	97,270
Marathon Petroleum Corp.	590	82,305
Occidental Petroleum Corp.	1,210	59,786
ONEOK, Inc.	1,050	105,420
Phillips 66	2,530	288,243
Shell PLC.	15,354	478,600
Targa Resources Corp.	380	67,830
Texas Pacific Land Corp.	100	110,596
TotalEnergies SE (France)	6,312	351,672
Valero Energy Corp.	5,160	632,564
Williams Cos., Inc. (The)	14,900	806,388

		8,857,876

Passenger Airlines — 0.2%
ANA Holdings, Inc. (Japan)	5,200	94,378
Delta Air Lines, Inc.	2,770	167,585
Japan Airlines Co. Ltd. (Japan)	9,500	149,762
Qantas Airways Ltd. (Australia)*	25,607	141,758
Southwest Airlines Co.	1,130	37,991
United Airlines Holdings, Inc.*	6,680	648,628

		1,240,102

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	450	33,741

	Shares	Value

COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Kenvue, Inc.	3,500	$74,725
Unilever PLC (United Kingdom)	9,700	551,160

		659,626

Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	3,185	415,259
Bristol-Myers Squibb Co.	8,160	461,530
Chugai Pharmaceutical Co. Ltd. (Japan)	3,600	158,692
Daiichi Sankyo Co. Ltd. (Japan)	3,400	93,035
Elanco Animal Health, Inc.*	38,700	468,657
Eli Lilly & Co.	3,750	2,895,000
GSK PLC	22,279	375,786
Hikma Pharmaceuticals PLC (Jordan)	5,815	144,978
Ipsen SA (France)	732	83,902
Johnson & Johnson	13,560	1,961,047
Kyowa Kirin Co. Ltd. (Japan)	5,700	85,717
Merck & Co., Inc.	10,700	1,064,436
Novartis AG (Switzerland)	9,026	878,747
Novo Nordisk A/S (Denmark) (Class B Stock)	8,965	773,517
Ono Pharmaceutical Co. Ltd. (Japan)	3,000	31,234
Orion OYJ (Finland) (Class B Stock)	1,847	81,933
Otsuka Holdings Co. Ltd. (Japan)	1,100	59,840
Pfizer, Inc.	44,040	1,168,381
Roche Holding AG	2,950	824,840
Sanofi SA.	3,800	369,401
Shionogi & Co. Ltd. (Japan)	18,100	253,856
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,900	85,956
Viatris, Inc.	2,240	27,888
Zoetis, Inc.	810	131,973

		12,895,605

Professional Services — 0.3%
Automatic Data Processing, Inc.	950	278,094
Booz Allen Hamilton Holding Corp.	400	51,480
Broadridge Financial Solutions, Inc.	190	42,957
Computershare Ltd. (Australia)	9,208	193,428
Dayforce, Inc.*	310	22,518
Dun & Bradstreet Holdings, Inc.	14,800	184,408
Equifax, Inc.	230	58,616
Jacobs Solutions, Inc.	210	28,060
Leidos Holdings, Inc.	240	34,574
ManpowerGroup, Inc.	5,900	340,548
Paychex, Inc.	570	79,925
Paycom Software, Inc.	80	16,398
Recruit Holdings Co. Ltd. (Japan)	2,700	187,671
Science Applications International Corp.	2,000	223,560
TransUnion	4,300	398,653
Verisk Analytics, Inc.	260	71,612
Wolters Kluwer NV (Netherlands)	480	79,749

		2,292,251

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	540	70,896
CoStar Group, Inc.*	730	52,261

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Daito Trust Construction Co. Ltd. (Japan)	1,900	$212,410
Daiwa House Industry Co. Ltd. (Japan)	5,000	153,506
Jones Lang LaSalle, Inc.*	2,200	556,908
LEG Immobilien SE (Germany)	840	71,248
Mitsui Fudosan Co. Ltd. (Japan)	4,500	35,988
Sumitomo Realty & Development Co. Ltd. (Japan)	400	12,439
Vonovia SE (Germany)	3,434	104,541
Zillow Group, Inc. (Class C Stock)*	900	66,645

		1,336,842

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	10,800	404,136
AvalonBay Communities, Inc.	260	57,192
Camden Property Trust	210	24,368
Equity Residential	3,740	268,383
Essex Property Trust, Inc.	110	31,399
Invitation Homes, Inc.	1,070	34,208
Mid-America Apartment Communities, Inc.	230	35,551
UDR, Inc.	540	23,441

		878,678

Retail REITs — 0.1%
Federal Realty Investment Trust	160	17,912
Kimco Realty Corp.	3,470	81,302
Klepierre SA (France)	6,537	188,262
Realty Income Corp.	2,790	149,014
Regency Centers Corp.	320	23,657
Scentre Group (Australia)	28,009	59,291
Simon Property Group, Inc.	870	149,823
Vicinity Ltd. (Australia)	269,509	349,292

		1,018,553

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.*	4,430	535,100
Advantest Corp. (Japan)	5,700	324,095
Analog Devices, Inc.	910	193,339
Applied Materials, Inc.	3,080	500,900
ASM International NV (Netherlands)	342	197,739
ASML Holding NV (Netherlands)	917	642,299
Broadcom, Inc.	24,260	5,624,438
Cirrus Logic, Inc.*	500	49,790
Enphase Energy, Inc.*	240	16,483
First Solar, Inc.*	210	37,010
Intel Corp.	7,770	155,788
KLA Corp.	225	141,777
Kokusai Electric Corp. (Japan)	4,400	57,657
Lam Research Corp.	13,030	941,157
Lasertec Corp. (Japan)	800	74,996
Marvell Technology, Inc.	6,700	740,015
Microchip Technology, Inc.	1,000	57,350
Micron Technology, Inc.	2,010	169,162
Monolithic Power Systems, Inc.	75	44,378
NVIDIA Corp.	120,910	16,237,004
NXP Semiconductors NV (China)	480	99,768

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ON Semiconductor Corp.*	770	$48,549
Onto Innovation, Inc.*	2,800	466,676
Qorvo, Inc.*	1,200	83,916
QUALCOMM, Inc.	9,330	1,433,275
SCREEN Holdings Co. Ltd. (Japan)	3,900	230,245
Skyworks Solutions, Inc.	300	26,604
Teradyne, Inc.	290	36,517
Texas Instruments, Inc.	2,230	418,147
Tokyo Electron Ltd. (Japan)	3,300	496,054

		30,080,228

Software — 4.1%
Adobe, Inc.*	1,825	811,541
ANSYS, Inc.*	150	50,599
AppLovin Corp. (Class A Stock)*	500	161,915
Atlassian Corp. (Class A Stock)*	2,100	511,098
Autodesk, Inc.*	1,680	496,558
Cadence Design Systems, Inc.*	480	144,221
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	2,410	824,606
Fair Isaac Corp.*	41	81,628
Fortinet, Inc.*	5,550	524,364
Gen Digital, Inc.	7,400	202,612
HubSpot, Inc.*	300	209,031
Intuit, Inc.	1,090	685,065
Microsoft Corp.	35,410	14,925,315
Monday.com Ltd.*	100	23,544
Nice Ltd. (Israel)*	453	76,930
Oracle Corp.	6,090	1,014,838
Palantir Technologies, Inc. (Class A Stock)*(a)	16,180	1,223,693
Palo Alto Networks, Inc.*(a)	1,180	214,713
PTC, Inc.*	200	36,774
Roper Technologies, Inc.	180	93,573
Salesforce, Inc.	6,365	2,128,010
SAP SE (Germany)	3,270	804,336
ServiceNow, Inc.*	1,540	1,632,585
Synopsys, Inc.*	270	131,047
Teradata Corp.*	3,900	121,485
Tyler Technologies, Inc.*	65	37,482
Workday, Inc. (Class A Stock)*	370	95,471
Xero Ltd. (New Zealand)*	1,828	190,227
Zoom Communications, Inc. (Class A Stock)*	5,900	481,499

		27,934,760

Specialized REITs — 0.4%
American Tower Corp.	3,030	555,732
Crown Castle, Inc.	790	71,700
Digital Realty Trust, Inc.	870	154,277
Equinix, Inc.	810	763,741
Extra Space Storage, Inc.	400	59,840
Iron Mountain, Inc.	530	55,708
Public Storage(a)	2,270	679,729
SBA Communications Corp.	175	35,665
VICI Properties, Inc.	1,960	57,252
Weyerhaeuser Co.	1,380	38,847

		2,472,491

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 0.8%
AutoZone, Inc.*	28	$89,656
Bath & Body Works, Inc.	4,900	189,973
Best Buy Co., Inc.	380	32,604
CarMax, Inc.*	300	24,528
Carvana Co.*(a)	2,800	569,408
Fast Retailing Co. Ltd. (Japan)	400	134,937
Gap, Inc. (The)	5,800	137,054
Home Depot, Inc. (The)(a)	4,420	1,719,336
Industria de Diseno Textil SA (Spain)	5,330	273,024
JB Hi-Fi Ltd. (Australia)	656	37,530
Lowe’s Cos., Inc.(a)	4,570	1,127,876
O’Reilly Automotive, Inc.*	99	117,394
Ross Stores, Inc.	620	93,787
TJX Cos., Inc. (The)	3,440	415,586
Tractor Supply Co.	900	47,754
Ulta Beauty, Inc.*	970	421,882
Zalando SE (Germany), 144A*	7,758	259,531

		5,691,860

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	74,050	18,543,601
Dell Technologies, Inc. (Class C Stock)	520	59,925
Hewlett Packard Enterprise Co.	19,400	414,190
HP, Inc.	1,740	56,776
Logitech International SA (Switzerland)	3,674	303,275
NetApp, Inc.	360	41,789
Seagate Technology Holdings PLC	390	33,661
Super Micro Computer, Inc.*	980	29,870
Western Digital Corp.*	620	36,970

		19,520,057

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	1,744	428,962
Asics Corp. (Japan)	19,900	388,205
Deckers Outdoor Corp.*	3,290	668,166
Lululemon Athletica, Inc.*	185	70,746
LVMH Moet Hennessy Louis Vuitton SE (France)	345	226,939
NIKE, Inc. (Class B Stock)	2,140	161,934
Pandora A/S (Denmark)	1,032	188,810
Ralph Lauren Corp.	280	64,674
Tapestry, Inc.	450	29,398

		2,227,834

Tobacco — 0.3%
Altria Group, Inc.(a)	18,960	991,418
British American Tobacco PLC (United Kingdom)	5,840	210,735
Imperial Brands PLC (United Kingdom)	11,976	382,979
Japan Tobacco, Inc. (Japan)	4,100	105,177
Philip Morris International, Inc.	4,300	517,505

		2,207,814

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	3,600	344,520
Bunzl PLC (United Kingdom)	735	30,264
Fastenal Co.	1,030	74,067
Inabata & Co. Ltd. (Japan)	700	14,741

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	11,600	$189,796
Toyota Tsusho Corp. (Japan)	2,400	42,443
United Rentals, Inc.	305	214,854
W.W. Grainger, Inc.	426	449,025

		1,359,710

Water Utilities — 0.0%
American Water Works Co., Inc.	350	43,572

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	4,900	280,014
T-Mobile US, Inc.	3,860	852,018

		1,132,032

TOTAL COMMON STOCKS
(cost $244,043,311)		302,647,066

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	156	11,687

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,986	261,981

TOTAL PREFERRED STOCKS
(cost $241,576)		273,668

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.2%
iShares Core S&P 500 ETF	2,100	1,236,228
iShares MSCI EAFE ETF	1,110	83,927
Vanguard Dividend Appreciation ETF	68,487	13,411,809

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $15,023,531)		14,731,964

UNAFFILIATED FUND — 3.6%
AB Global Bond Fund, Inc.	3,565,024	24,491,716

(cost $24,812,568)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.1%
Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	407,238
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,700,150
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	404,666
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	201	204,436
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	101	102,107

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	$198,595
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	600	600,980
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	502,398
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	506,843
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	518,134
Series 2024-02, Class A, 144A
4.520%	03/11/37	600	592,933
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	920	920,014
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C
4.960%	11/15/28	300	300,692
Series 2024-04, Class C
4.950%	04/15/30	300	298,935
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	359	361,254
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	500	505,706

			8,125,081

Collateralized Loan Obligations — 2.7%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.147%(c)	04/20/37	1,000	1,004,577
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	01/19/35	500	500,191
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.007%(c)	04/20/35	1,000	1,001,639
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37	1,000	1,009,388
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34	750	751,372
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.147%(c)	04/20/37	1,000	1,007,946

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.516%(c)	01/25/37	1,000	$1,010,811
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.227%(c)	04/20/37	1,000	1,004,300
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37	1,000	1,004,263
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.177%(c)	04/17/37	1,000	1,004,936
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
5.862%(c)	10/20/31	739	740,766
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.356%(c)	01/15/37	1,000	1,004,333
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.756%(c)	04/15/31	558	558,438
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.147%(c)	04/16/37	1,000	1,002,570
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.197%(c)	04/17/37	1,000	1,004,801
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.467%(c)	10/20/35	3,000	3,010,544
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.156%(c)	04/25/37	1,000	1,004,497
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.226%(c)	04/25/37	1,000	1,005,346

			18,630,718

Consumer Loans — 0.1%
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	315	316,381

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	432	$432,716

			749,097

Home Equity Loans — 0.1%
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%	09/25/44	382	380,099
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	56	55,570
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	152	154,941

			590,610

Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	219	215,821

TOTAL ASSET-BACKED SECURITIES (cost $28,189,993)			28,311,327

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,714,462
Series 2019-BN20, Class A2
2.758%	09/15/62	4,047	3,648,873
Series 2019-BN21, Class A4
2.600%	10/17/52	2,786	2,518,778
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,245,238
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,624	1,596,137
BANK5,
Series 2023-5YR04, Class A3
6.500%	12/15/56	1,299	1,356,122
Benchmark Mortgage Trust,
Series 2023-B40, Class A2
6.930%	12/15/56	384	402,673
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	835,148
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,466	1,342,837
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,209,218
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	831	805,015
Series 2016-C31, Class A4
2.840%	11/15/49	1,798	1,749,114

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,592	$1,537,102
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	523,590
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,438,881
Series 2019-C53, Class A3
2.787%	10/15/52	200	181,662
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	2,019,875

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,297,066)			24,124,725

CORPORATE BONDS — 6.0%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	265	265,508
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	629,619

			895,127

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	302,310

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	100	98,393
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	375	372,117

			470,510

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	196,938
4.000%	11/13/30	200	180,051
5.800%	03/08/29	405	405,030
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.800%	06/23/28	590	601,989
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	335	337,614
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	285	277,849

			1,999,471

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	(a)	203	$201,731

Banks — 1.9%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	505,248
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30		200	200,843
5.552%(ff)	03/14/28		400	403,326
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32		1,258	1,081,713
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		463	448,152
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30		630	617,578
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29		200	202,897
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,875	1,588,806
2.666%(ff)	01/29/31		110	97,200
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
6.720%(ff)	01/18/29		325	337,050
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		1,780	1,683,264
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33		1,257	1,086,718
5.581%(ff)	04/22/30		560	570,559
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		1,000	837,283
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27		1,055	1,003,031
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29		200	213,728
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28		1,900	1,892,733

				12,770,129

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		200	191,768

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#		Value

CORPORATE BONDS (continued)
Chemicals — 0.1%
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33	(a)		355	$351,077

Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27			125	120,938
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29			30	30,657
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26		EUR	101	102,758
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52	(a)		445	375,550
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			325	284,584

					914,487

Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27			550	538,525
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26			250	254,412
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29			360	346,378

					1,139,315

Electric — 0.3%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes
5.365%(c)	06/15/26			155	155,775
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26			57	56,998
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	(h)		650	391,916
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31			475	414,909
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47			400	298,688
4.950%	07/01/50			245	212,583
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			300	294,271
Sr. Sec’d. Notes, 144A
3.700%	01/30/27			535	520,664

					2,345,804

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	$360,757

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	101,833
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	250	250,937
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	770	617,989

			970,759

Foods — 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	844	839,294
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	22,871
4.375%	01/31/32	310	280,454

			1,142,619

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	155	156,420

Healthcare-Services — 0.1%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	285,324
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/63(h)	275	246,874

			532,198

Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	154,572
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	275	275,763
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	225	225,514

			655,849

Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	349,916

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	$49,110
5.500%	05/01/26	325	323,634
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	100	64,345
5.125%	07/01/49	325	255,649

			692,738

Mining — 0.1%
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	530	527,648

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	155	155,601

Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	584,049
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	488,810
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	243,625
7.750%	02/01/32	140	136,010
8.625%	01/19/29	265	280,675
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	371,431
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	490	472,164
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	896,902

			3,473,666

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	200	201,685
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.800%	06/15/31	525	534,787

			736,472

Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	355	242,078

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.6%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	$905,785
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	171,313
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	620	542,640
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,499
7.500%	06/01/30	25	26,654
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	200	200,876
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	460	387,186
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	620	638,277
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	485,959
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	1,015	952,147

			4,336,336

Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	987,568
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,501,440
Kimco Realty OP LLC,
Gtd. Notes
4.850%	03/01/35	370	351,938
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,374,890

			4,215,836

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	353,753

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	385	294,925
3.650%	09/15/59	400	265,283

			560,208

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	50	$52,539

TOTAL CORPORATE BONDS (cost $41,197,300)			41,097,122

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	236	215,246
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	162	162,418
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/43	66	66,736
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	79	74,817
Fannie Mae REMIC,
Series 2014-17, Class SE, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
1.267%(c)	04/25/44	2,175	200,758
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.381%(c)	08/25/52	1,523	139,339
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.719%(c)	09/25/42	263	265,746
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	193	2,259
Series 5269, Class AD
2.000%	01/25/55	711	546,234
Series 5281, Class AY
2.500%	08/25/52	203	159,161
Freddie Mac Strips,
Series 406, Class PO, PO
1.211%(s)	10/25/53	337	273,011
Government National Mortgage Assoc.,
Series 2021-114, Class TI, IO
3.000%	06/20/51	181	25,302
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	331	3,308
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	376	6,462
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	306	6,425
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	766	13,363

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		237	$3,648
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		585	9,690
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		605	7,393
Series 2022-93, Class IO, IO
3.000%	08/20/51		954	106,195
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		193	180,224
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%	08/25/44		235	236,005
Series 2024-CES09, Class A1A, 144A
5.582%	12/25/44		200	198,468
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.801%(c)	06/24/71	EUR	83	86,080
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	90,546

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,040,712)				3,078,834

SOVEREIGN BONDS — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	148,425
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	107,434
3.125%	05/15/27	EUR	301	306,432

TOTAL SOVEREIGN BONDS (cost $536,217)				562,291

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		374	332,104
2.000%	07/01/36		118	104,692
2.000%	05/01/42		979	805,527
2.000%	02/01/51		985	769,714
2.500%	10/01/35		146	133,961
3.000%	09/01/50(k)		2,394	2,059,608
3.000%	02/01/52		872	748,879
3.500%	06/01/37		109	103,185
3.500%	03/01/48		1,405	1,261,179
3.500%	07/01/52		501	443,031
4.000%	09/01/37		132	126,506
4.500%	07/01/47		910	872,605
5.500%	12/01/52		666	658,700
5.500%	02/01/53		956	945,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Federal National Mortgage Assoc.
1.500%	01/01/36	400	$344,904
1.500%	11/01/50	865	639,995
1.500%	02/01/51	1,019	755,281
2.000%	03/01/31	105	98,429
2.000%	01/01/32	217	202,266
2.000%	11/01/50	1,397	1,097,350
2.000%	03/01/51	1,949	1,528,624
2.000%	04/01/51	522	408,927
2.000%	05/01/51	985	772,297
2.000%	12/01/51	455	355,517
2.500%	07/01/32	118	111,128
2.500%	08/01/32	131	123,622
2.500%	09/01/32	126	118,305
2.500%	07/01/35	447	419,919
2.500%	11/01/36	510	465,487
2.500%	03/01/51	466	381,571
2.500%	06/01/51	2,186	1,796,694
2.500%	12/01/51	1,256	1,033,480
2.500%	02/01/52	1,233	1,017,120
2.500%	04/01/52	1,266	1,044,895
3.000%	06/01/36	523	491,258
3.000%	02/01/50	871	742,084
3.500%	03/01/52	401	358,171
3.500%	05/01/52	489	433,831
4.000%	06/01/52	1,418	1,299,420
4.000%	07/01/52	466	428,056
4.000%	10/01/52	217	198,391
4.500%	04/01/53	495	466,317
5.000%	06/01/52	796	770,878
5.000%	10/01/52	459	444,760
6.000%	01/01/53	853	857,508
Government National Mortgage Assoc.
2.000%	10/20/50	486	388,743
2.000%	01/20/51	468	374,553
2.000%	07/20/51	517	414,186
3.000%	05/20/46	158	139,227
3.000%	10/20/46	190	167,095
3.000%	11/20/47	166	145,416
3.000%	06/20/51	1,014	880,854
3.500%	08/20/43	816	745,863
3.500%	10/20/46	715	646,847
3.500%	04/20/48	450	406,414
4.000%	11/20/47	719	671,164
4.000%	03/20/48	426	398,167
4.500%	08/20/48	574	550,541
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	25	15,088

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,364,008)			34,515,614

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds
1.625%	11/15/50	2,550	1,331,578
U.S. Treasury Notes
4.250%	11/15/34	20	19,491

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
U.S. Treasury Strips Coupon
3.799%(s)	05/15/41(h)(k)	6,640	$2,893,587

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,042,106)			4,244,656

TOTAL LONG-TERM INVESTMENTS (cost $565,149,944)			649,874,288

		Shares

SHORT-TERM INVESTMENTS — 7.4%
AFFILIATED MUTUAL FUNDS — 7.1%
PGIM Core Ultra Short Bond Fund(wa)		33,276,079	33,276,079
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $15,494,478; includes $15,447,892 of cash collateral for securities on loan)(b)(wa)		15,503,780	15,494,478

TOTAL AFFILIATED MUTUAL FUNDS (cost $48,770,557)			48,770,557

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
4.226%	03/20/25	1,800	1,783,917

(cost $1,783,700)

OPTIONS PURCHASED*~ — 0.0%
(cost $127)			1,910

TOTAL SHORT-TERM INVESTMENTS (cost $50,554,384)			50,556,384

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.3% (cost $615,704,328)			700,430,672

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $2,247)			(4,173)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.3% (cost $615,702,081)			700,426,499
Liabilities in excess of other assets(z) — (2.3)%			(15,975,377)

NET ASSETS — 100.0%			$684,451,122

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,050,529; cash collateral of $15,447,892 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	01/14/25	$(1,500)	$(1,273,828)
Federal National Mortgage Assoc.	3.500%	TBA	01/14/25	(500)	(442,208)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $1,742,480)					$(1,716,036)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$98.00	1	3	$137

(cost $127)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	325	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	325	127
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	325	228
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	120	472
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/4.490%	4.19%(A)	90	946

Total OTC Swaptions (cost $0)								$1,773

Total Options Purchased (cost $127)								$1,910

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$96.50	1	3	$(594)

3 Month SOFR	Put	12/12/25	$96.50	1	3	(1,675)

Total Exchange Traded (premiums received $2,247)						$(2,269)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	650	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	650	(16)

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	650	$(196)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	325	(208)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	325	(170)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	240	(314)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	180	(1,000)

Total OTC Swaptions (premiums received $0)								$(1,904)

Total Options Written (premiums received $2,247)								$(4,173)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
7	2 Year U.S. Treasury Notes	Mar. 2025	$ 1,439,266	$(290)
33	5 Year U.S. Treasury Notes	Mar. 2025	3,508,055	(22,588)
34	10 Year U.S. Treasury Notes	Mar. 2025	3,697,500	(34,329)
44	10 Year U.S. Ultra Treasury Notes	Mar. 2025	4,897,750	(78,503)
36	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	4,280,625	(149,713)
8	FTSE/MIB Index	Mar. 2025	1,421,186	12,852
18	IBEX 35 Index	Jan. 2025	2,160,356	27,428
172	Mini MSCI EAFE Index	Mar. 2025	19,500,500	(655,959)
9	S&P 500 E-Mini Index	Mar. 2025	2,671,088	(48,088)
1	S&P Mid Cap 400 E-Mini Index	Mar. 2025	314,670	828
20	TOPIX Index	Mar. 2025	3,541,898	76,614

				(871,748)

Short Position:
38	20 Year U.S. Treasury Bonds	Mar. 2025	4,326,063	107,323

				$(764,425)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/10/25	JPM	EUR 103	$107,309	$106,984	$—	$(325)

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/10/25	JPM	EUR	670	$698,479	$693,799	$4,680	$ —

						$4,680	$(325)

Credit default swap agreement outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	2,050	0.499%	$48,178	$46,441	$(1,737)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,332	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$(3,159)	$(3,159)
2,756	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	885	885
6,390	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	789	789
3,405	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	8,821	8,821
3,585	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(11,757)	(11,757)
1,745	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(7,116)	(7,116)
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	44	(2,343)	(2,387)
3,570	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	1,049	18,418	17,369
2,225	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(2,366)	(5,212)	(2,846)

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
505	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$(7,340)	$(7,340)
280	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	127,811	131,335	3,524
385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	7,222	7,222

				$126,538	$130,543	$4,005

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 3.790%	JPM	03/20/25	(2,622)	$239,561	$—	$239,561
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	02/04/25	4,970	(478,506)	—	(478,506)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.590%	BOA	02/21/25	6,935	(525,980)	—	(525,980)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	3,765	(193,188)	—	(193,188)

					$(958,113)	$—	$(958,113)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$239,561	$(1,197,674)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$346,185
JPS	—	620,988
MSC	—	1,783,919

Total	$—	$2,751,092

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$137,998,118	$—	$—
Fixed Income	3,151,778	—	—
International Equity	30,645,409	—	—
Common Stocks	258,207,211	44,439,855	—
Preferred Stocks	261,981	11,687	—
Unaffiliated Exchange-Traded Funds	14,731,964	—	—
Unaffiliated Fund	24,491,716	—	—
Asset-Backed Securities
Automobiles	—	8,125,081	—
Collateralized Loan Obligations	—	18,630,718	—
Consumer Loans	—	749,097	—
Home Equity Loans	—	590,610	—
Student Loan	—	215,821	—
Commercial Mortgage-Backed Securities	—	24,124,725	—
Corporate Bonds	—	41,097,122	—
Residential Mortgage-Backed Securities	—	3,078,834	—
Sovereign Bonds	—	562,291	—
U.S. Government Agency Obligations	—	34,515,614	—
U.S. Treasury Obligations	—	4,244,656	—
Short-Term Investments
Affiliated Mutual Funds	48,770,557	—	—
U.S. Treasury Obligation	—	1,783,917	—
Options Purchased	137	1,773	—

Total	$518,258,871	$182,171,801	$—

Liabilities
Options Written	$(2,269)	$(1,904)	$—

Other Financial Instruments*
Assets
Futures Contracts	$225,045	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	4,680	—
Centrally Cleared Interest Rate Swap Agreements	—	38,610	—
OTC Total Return Swap Agreement	—	239,561	—

Total	$225,045	$282,851	$—

Liabilities
Forward Commitment Contracts	$—	$(1,716,036)	$—
Futures Contracts	(989,470)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(325)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,737)	—
Centrally Cleared Interest Rate Swap Agreements	—	(34,605)	—
OTC Total Return Swap Agreements	—	(1,197,674)	—

Total	$(989,470)	$(2,950,377)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	32.2%
U.S. Government Agency Obligations	5.0
Semiconductors & Semiconductor Equipment	4.4
Software	4.1
Banks	4.0
Unaffiliated Fund	3.6
Commercial Mortgage-Backed Securities	3.5
Technology Hardware, Storage & Peripherals	2.9
Collateralized Loan Obligations	2.7
Interactive Media & Services	2.4
Automobiles	2.3
Unaffiliated Exchange-Traded Funds	2.2
Pharmaceuticals	1.9
Financial Services	1.6
Broadline Retail	1.6
Capital Markets	1.5
Oil, Gas & Consumable Fuels	1.3
Insurance	1.3
Aerospace & Defense	1.0
Consumer Staples Distribution & Retail	0.9
Health Care Equipment & Supplies	0.9
U.S. Treasury Obligations	0.9
Specialty Retail	0.8
Entertainment	0.8
Hotels, Restaurants & Leisure	0.8
Machinery	0.8
Health Care Providers & Services	0.7
Electric Utilities	0.7
Pipelines	0.6
Real Estate Investment Trusts (REITs)	0.6
Biotechnology	0.6
Chemicals	0.6
Electrical Equipment	0.5
Oil & Gas	0.5
Household Products	0.5
IT Services	0.5
Food Products	0.5
Residential Mortgage-Backed Securities	0.5
Life Sciences Tools & Services	0.4
Communications Equipment	0.4
Beverages	0.4
Diversified Telecommunication Services	0.4
Multi-Utilities	0.4
Specialized REITs	0.4
Electric	0.3
Professional Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.3
Metals & Mining	0.3
Industrial Conglomerates	0.3
Ground Transportation	0.3
Media	0.3
Auto Manufacturers	0.3
Building Products	0.3
Commercial Services & Supplies	0.2
Construction Materials	0.2

Trading Companies & Distributors	0.2%
Consumer Finance	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.2
Electronic Equipment, Instruments & Components	0.2
Passenger Airlines	0.2
Household Durables	0.2
Foods	0.2
Diversified Financial Services	0.2
Wireless Telecommunication Services	0.2
Air Freight & Logistics	0.2
Industrial REITs	0.2
Retail REITs	0.1
Commercial Services	0.1
Residential REITs	0.1
Consumer Loans	0.1
Packaging & Containers	0.1
Personal Care Products	0.1
Home Builders	0.1
Home Equity Loans	0.1
Sovereign Bonds	0.1
Telecommunications	0.1
Healthcare-Services	0.1
Mining	0.1
Health Care Technology	0.1
Apparel	0.1
Containers & Packaging	0.1
Engineering & Construction	0.1
Health Care REITs	0.1
Marine Transportation	0.1
Semiconductors	0.1
Energy Equipment & Services	0.0	*
Leisure Products	0.0	*
Agriculture	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Automobile Components	0.0	*
Diversified Consumer Services	0.0	*
Student Loan	0.0	*
Auto Parts & Equipment	0.0	*
Building Materials	0.0	*
Hand/Machine Tools	0.0	*
Multi-National	0.0	*
Diversified REITs	0.0	*
Distributors	0.0	*
Transportation	0.0	*
Water Utilities	0.0	*
Office REITs	0.0	*
Gas Utilities	0.0	*
Hotel & Resort REITs	0.0	*
Options Purchased	0.0	*

	102.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.3)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$1,737	*
Equity contracts	Due from/to broker-variation margin futures	117,722		Due from/to broker-variation margin futures	704,047	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,680		Unrealized depreciation on OTC forward foreign currency exchange contracts	325
Interest rate contracts	Due from/to broker-variation margin futures	107,323	*	Due from/to broker-variation margin futures	285,423	*
Interest rate contracts	Due from/to broker-variation margin swaps	38,610	*	Due from/to broker-variation margin swaps	34,605	*
Interest rate contracts	Unaffiliated investments	1,910		Options written outstanding, at value	4,173
Interest rate contracts	Unrealized appreciation on OTC swap agreements	239,561		Unrealized depreciation on OTC swap agreements	1,197,674

		$509,806			$2,227,984

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ —	$—	$—	$81,303
Equity contracts	—	—	2,872,347	—	—
Foreign exchange contracts	—	—	—	45,833	—
Interest rate contracts	1,129	(589)	(1,032,223)	—	(142,111)

Total	$1,129	$(589)	$1,840,124	$45,833	$(60,808)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ —	$—	$ —	$(575)
Equity contracts	—	—	(2,254,481)	—	—
Foreign exchange contracts	—	—	—	10,970	—
Interest rate contracts	1,783	(1,926)	(47,735)	—	(1,053,443)

Total	$1,783	$(1,926)	$(2,302,216)	$10,970	$(1,054,018)

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 25
Options Written (2)	605,000
Futures Contracts - Long Positions (2)	54,889,639
Futures Contracts - Short Positions (2)	5,286,415
Forward Foreign Currency Exchange Contracts - Purchased (3)	459,324
Forward Foreign Currency Exchange Contracts - Sold (3)	1,165,088
Interest Rate Swap Agreements (2)	26,389,000
Credit Default Swap Agreements - Buy Protection (2)	508,000
Credit Default Swap Agreements - Sell Protection (2)	2,632,100
Total Return Swap Agreements (2)	18,240,956

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$15,050,529	$(15,050,529)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received) (2)	Net Amount
BOA	$ —	$ (525,980)	$(525,980)	$525,980	$ —
CITI	355	(590)	(235)	—	(235)
JPM	245,659	(673,333)	(427,674)	296,563	(131,111)

	$246,014	$(1,199,903)	$(953,889)	$822,543	$(131,346)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $15,050,529:
Unaffiliated investments (cost $424,572,215)	$479,864,810
Affiliated investments (cost $191,132,113)	220,565,862
Foreign currency, at value (cost $550,819)	548,961
Receivable for investments sold	1,744,737
Dividends and interest receivable	1,216,732
Tax reclaim receivable	255,287
Unrealized appreciation on OTC swap agreements	239,561
Due from broker-variation margin futures	17,659
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,680
Due from broker-variation margin swaps	1,188
Receivable from affiliate	311
Prepaid expenses and other assets	10,930

Total Assets	704,470,718

LIABILITIES
Payable to broker for collateral for securities on loan	15,447,892
Forward commitment contracts, at value (proceeds receivable $1,742,480)	1,716,036
Unrealized depreciation on OTC swap agreements	1,197,674
Payable for Portfolio shares purchased	1,167,065
Accrued expenses and other liabilities	192,083
Management fee payable	172,338
Payable to affiliate	69,068
Due to broker-variation margin futures	27,923
Distribution fee payable	23,243
Options written outstanding, at value (premiums received $2,247)	4,173
Trustees’ fees payable	1,069
Affiliated transfer agent fee payable	707
Unrealized depreciation on OTC forward foreign currency exchange contracts	325

Total Liabilities	20,019,596

NET ASSETS	$684,451,122

Net assets were comprised of:
Partners’ Equity	$684,451,122

Net asset value and redemption price per share, $684,451,122 / 25,782,754 outstanding shares of beneficial interest	$26.55

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$8,304,164
Unaffiliated dividend income (net of $206,501 foreign withholding tax, of which $22,516 is reimbursable by an affiliate)	6,216,386
Affiliated dividend income	2,328,186
Income from securities lending, net (including affiliated income of $23,138)	24,574

Total income	16,873,310

EXPENSES
Management fee	6,040,691
Distribution fee	2,095,388
Custodian and accounting fees	246,324
Professional fees	62,704
Audit fee	38,955
Trustees’ fees	21,840
Shareholders’ reports	11,205
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	65,629

Total expenses	8,591,775
Less: Fee waiver and/or expense reimbursement	(1,667,689)
Distribution fee waiver	(634,459)

Net expenses	6,289,627

NET INVESTMENT INCOME (LOSS)	10,583,683

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $34,123,567)	113,201,856
Futures transactions	1,840,124
Forward currency contract transactions	45,833
Options written transactions	(589)
Swap agreements transactions	(60,808)
Foreign currency transactions	(17,452)

115,008,964

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $603,210)	(5,793,081)
Futures	(2,302,216)
Forward currency contracts	10,970
Options written	(1,926)
Swap agreements	(1,054,018)
Foreign currencies	(13,426)

(9,153,697)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	105,855,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,438,950

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 10,583,683	$ 14,280,970
Net realized gain (loss) on investment and foreign currency transactions	115,008,964	6,832,107
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,153,697)	134,335,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,438,950	155,448,705

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [153,867 and 96,935 shares, respectively]	3,948,705	2,058,644
Portfolio shares purchased [13,956,314 and 12,167,964 shares, respectively]	(356,518,526)	(259,951,077)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(352,569,821)	(257,892,433)

TOTAL INCREASE (DECREASE)	(236,130,871)	(102,443,728)
NET ASSETS:
Beginning of year	920,581,993	1,023,025,721

End of year	$ 684,451,122	$ 920,581,993

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$23.26	$19.80	$24.37	$21.11	$18.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32	0.31	0.18	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.97	3.15	(4.75)	3.32	2.24

Total from investment operations	3.29	3.46	(4.57)	3.26	2.19

Net Asset Value, end of year	$26.55	$23.26	$19.80	$24.37	$21.11

Total Return(b)	14.14%	17.47%	(18.75)%	15.44%	11.58%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$684	$921	$1,023	$1,464	$1,394
Average net assets (in millions)	$838	$980	$1,191	$1,449	$1,320
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.76%	0.59%	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	1.02%	1.01%	0.74%	0.26%	0.26%
Net investment income (loss)	1.26%	1.46%	0.85%	(0.26)%	(0.26)%
Portfolio turnover rate(d)	92%	147%	316%	9%	154%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A222

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2024 consisted of 40 separate portfolios. The information presented in these financial statements pertains only to the 17 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The AST Government Money Market Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”). The Board of Trustees has determined that the AST Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Bond Portfolio 2025	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
(“Bond Portfolio 2025”)
AST Bond Portfolio 2026
(“Bond Portfolio 2026”)
AST Bond Portfolio 2027
(“Bond Portfolio 2027”)
AST Bond Portfolio 2028
(“Bond Portfolio 2028”)
AST Bond Portfolio 2029
(“Bond Portfolio 2029”)
AST Bond Portfolio 2030
(“Bond Portfolio 2030”)
AST Bond Portfolio 2031
(“Bond Portfolio 2031”)
AST Bond Portfolio 2032
(“Bond Portfolio 2032”)
AST Bond Portfolio 2033
(“Bond Portfolio 2033”)
AST Bond Portfolio 2034
(“Bond Portfolio 2034”)
AST Bond Portfolio 2035
(“Bond Portfolio 2035”)

AST Core Fixed Income Portfolio (“Core Fixed Income”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Core Fixed Income Portfolio.

AST Government Money Market Portfolio (“Government Money Market”)	High current income and to maintain high levels of liquidity

B1

Portfolio	Investment Objective(s)

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Multi-Sector Fixed Income Portfolio (“Multi-Sector Fixed Income”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital appreciation.

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.

During the reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ sub-advisor.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated the Investment Manager as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

B2

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated

B3

derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

B4

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of

B5

Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the

B6

Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolios to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial

B8

sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Bond Portfolio 2025, Bond Portfolio 2026	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Bond Portfolio 2027, Bond Portfolio 2028
Bond Portfolio 2029, Bond Portfolio 2030
Bond Portfolio 2031, Bond Portfolio 2032
Bond Portfolio 2033, Bond Portfolio 2034
Bond Portfolio 2035
Core Fixed Income	PFI; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited; Effective September 27, 2024, J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Government Money Market	PFI
High Yield	PFI; J.P. Morgan Management Inc.
Investment Grade Bond	PFI; PGIM Limited
Multi-Sector Fixed Income	PFI; PGIM Limited

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Portfolio	Subadviser(s)
Quantitative Modeling	Jennison Associates LLC (“Jennison” a wholly-owned subsidiary of PGIM, Inc.); PFI; PGIM Limited; PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” (a wholly-owned business unit of PGIM, Inc.))*

* The asset allocation strategy for the Portfolio is determined by the Investment Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended December 31, 2024, Jennison was not allocated assets to manage.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.11%

Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.32%

Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%

Bond Portfolio 2029*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Bond Portfolio 2030*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.38%

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Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Bond Portfolio 2031*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%
Bond Portfolio 2032*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%
Bond Portfolio 2033*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #
Bond Portfolio 2034*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #
Bond Portfolio 2035*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #
Core Fixed Income(1)	0.4125% first $10 billion; 0.3925% in excess of $10 billion	0.44%	0.41%
Government Money Market	0.3000% first $3.25 billion; 0.2925% on next $2.75 billion; 0.2625% on next $4 billion; 0.2425% in excess of $10 billion	0.30%	0.30%
High Yield	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.58%	0.51%
Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%
Multi-Sector Fixed Income	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	0.48%	0.46%
Quantitative Modeling(2)	0.7225% first $500 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%	0.52%

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Portfolio	Fee Waivers and/or Expense Limitations

Bond Portfolio 2025, Bond Portfolio 2026,

Bond Portfolio 2027, Bond Portfolio 2028,

Bond Portfolio 2029, Bond Portfolio 2030,

Bond Portfolio 2031, Bond Portfolio 2032,

Bond Portfolio 2033 and Bond Portfolio 2034

contractually waive 0.02% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.91% through June 30, 2025
Bond Portfolio 2035	contractually waive 0.02% through June 30, 2025; contractually limit expenses to 0.91% through June 30, 2025
Core Fixed Income

contractually waive 0.0404%

through September 27, 2024;

contractually limit expenses to 0.68%

through June 30, 2024;

effective July 1, 2024,

contractually limit expenses to 0.72%

through September 27, 2024

High Yield	contractually limit expenses to 0.85% through June 30, 2025
Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2025; voluntarily waive 0.0005% through June 30, 2024
Multi-Sector Fixed Income	contractually limit expenses to 0.7195% through June 30, 2025
Quantitative Modeling	contractually waive 0.02% through June 30, 2025(a)

* Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035 and Investment Grade Bond.

# The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

(1) Prior to September 28, 2024, the contractual management fee rate was as follows: 0.4825% first $300 million; 0.4725% on next $200 million; 0.4625% on next $250 million; 0.4525% on next $2.5 billion; 0.4425% on next $2.75 billion; 0.4125% on next $4 billion; 0.3925% in excess of $10 billion.

(2) Prior to December 7, 2024, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion.

(a) The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. The 12b-1 fee is waived for the assets of Quantitative Modeling Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032,

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Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035 and Investment Grade Bond Portfolio (collectively, the “Bond Portfolios”), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $ 300 million	0.25% (no waiver)
Over $300 million up to and including $ 500 million	0.23%
Over $500 million up to and including $ 750 million	0.22%
Over $750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2024, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments

B13

received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Quantitative Modeling	$22,516

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Quantitative Modeling	$23,979

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2025	$46,905,152	$13,105,698
Bond Portfolio 2026	5,044,617	9,179,260
Bond Portfolio 2027	2,350,672	11,437,937
Bond Portfolio 2028	440,101	18,849,334
Bond Portfolio 2029	366,772	1,948,598
Bond Portfolio 2030	1,510,683	8,578,763
Bond Portfolio 2031	10,680,833	20,429,854
Bond Portfolio 2032	1,597,687	34,542,330
Bond Portfolio 2033	99,813	429,608
Bond Portfolio 2034	7,691,537	6,361,326
Bond Portfolio 2035	6,534,438	1,685,830
Core Fixed Income	10,153,613,006	10,700,156,875
Government Money Market	—	—
High Yield	219,896,899	257,988,115
Investment Grade Bond	4,721,067,985	7,435,301,796
Multi-Sector Fixed Income	1,079,961,621	2,384,455,426
Quantitative Modeling	698,788,025	1,023,855,759

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended December 31, 2024, is presented as follows:

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Bond Portfolio 2025

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)

$5,555,985	$46,905,152	$13,105,698	$1,024,478	$140,152	$40,520,069	3,896,160	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)

111,703	9,388,525	7,898,599	—	—	1,601,629	1,601,629	47,819
$5,667,688	$56,293,677	$21,004,297	$1,024,478	$140,152	$42,121,698		$47,819
Bond Portfolio 2026

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$22,880,165	$5,044,617	$9,179,260	$371,205	$19,016	$19,135,743	1,839,975	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
483,406	4,599,714	4,178,229	—	—	904,891	904,891	29,393
$23,363,571	$9,644,331	$13,357,489	$371,205	$19,016	$20,040,634		$29,393
Bond Portfolio 2027

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$46,619,885	$2,350,672	$11,437,937	$751,892	$278,294	$38,562,806	3,707,962	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
1,332,028	7,091,720	6,717,617	—	—	1,706,131	1,706,131	74,820
$47,951,913	$9,442,392	$18,155,554	$751,892	$278,294	$40,268,937		$74,820
Bond Portfolio 2028

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$82,501,586	$440,101	$18,849,334	$1,232,533	$501,132	$65,826,018	6,329,425	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)

1,941,663	7,946,350	7,633,049	—	—	2,254,964	2,254,964	105,651
$84,443,249	$8,386,451	$26,482,383	$1,232,533	$501,132	$68,080,982		$105,651

B15

Bond Portfolio 2029

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$7,630,542	$366,772	$1,948,598	$93,448	$76,360	$6,218,524	597,935	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
261,596	514,643	639,217	—	—	137,022	137,022	10,134
$7,892,138	$881,415	$2,587,815	$93,448	$76,360	$6,355,546		$10,134

Bond Portfolio 2030

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$57,075,264	$1,510,683	$8,578,763	$1,070,656	$146,600	$51,224,440	4,925,427	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
2,052,402	4,292,569	5,180,522	—	—	1,164,449	1,164,449	81,322
$59,127,666	$5,803,252	$13,759,285	$1,070,656	$146,600	$52,388,889		$81,322

Bond Portfolio 2031

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$78,782,896	$10,680,833	$20,429,854	$1,477,554	$165,518	$70,676,947	6,795,860	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
2,744,897	8,552,413	10,575,747	—	—	721,563	721,563	86,443
$81,527,793	$19,233,246	$31,005,601	$1,477,554	$165,518	$71,398,510		$86,443

Bond Portfolio 2032

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$98,200,453	$1,597,687	$34,542,330	$1,068,723	$844,566	$67,169,099	6,458,567	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
3,360,515	15,573,604	17,763,883	—	—	1,170,236	1,170,236	107,179
$101,560,968	$17,171,291	$52,306,213	$1,068,723	$844,566	$68,339,335		$107,179

B16

Bond Portfolio 2033

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)

$4,247,040	$ 99,813	$ 429,608	$88,599	$(1,027)	$4,004,817	385,079	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)

140,477	1,010,400	1,104,347	—	—	46,530	46,530	3,214
$4,387,517	$1,110,213	$1,533,955	$88,599	$(1,027)	$4,051,347		$3,214
Bond Portfolio 2034

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)

$5,054,880	$ 7,691,537	$6,361,326	$130,570	$(41,224)	$6,474,437	622,542	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)

139,030	2,529,935	2,644,526	—	—	24,439	24,439	5,045
$5,193,910	$10,221,472	$9,005,852	$130,570	$(41,224)	$6,498,876		$5,045
Bond Portfolio 2035

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)

$—	$6,534,438	$1,685,830	$131,471	$(15,474)	$4,964,605	477,366	$ —

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
—	6,811,093	6,766,232	—	—	44,861	44,861	5,441

$—	$13,345,531	$8,452,062	$131,471	$(15,474)	$5,009,466		$5,441

Core Fixed Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$90,666,604	$1,011,233,468	$994,276,427	$ —	$ —	$107,623,645	107,623,645	$3,539,927

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
76,690,355	748,662,962	784,560,680	4,272	(29,947)	40,766,962	40,791,437	187,789 (2)
$167,356,959	$1,759,896,430	$1,778,837,107	$4,272	$(29,947)	$148,390,607		$3,727,716

B17

High Yield

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)

$12,161,550	$299,025,980	$307,966,436	$ —	$ —	$3,221,094	3,221,094	$655,379

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

40,817,715	252,406,359	292,918,326	(380)	(16,542)	288,826	288,999	137,916(2)
$52,979,265	$551,432,339	$600,884,762	$(380)	$(16,542)	$3,509,920		$793,295

Investment Grade Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST J.P. Morgan Fixed Income Central Portfolio*(1)

$ 530,168,399	$ 460,000,000	$ 568,000,000	$(10,817,782)	$ 25,379,182	$ 436,729,799	40,512,968	$ —

AST PGIM Fixed Income Central Portfolio*(1)

3,290,522,356	1,189,511,850	2,434,832,497	(57,582,050)	145,977,279	2,133,596,938	193,260,592	—

AST T. Rowe Price Fixed Income Central Portfolio*(1)

2,912,331	—	3,014,707	(212,835)	315,211	—	—	—
$3,823,603,086	$1,649,511,850	$ 3,005,847,204	$(68,612,667)	$171,671,672	$2,570,326,737		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wa)

401,096,999	6,397,383,370	6,542,585,016	—	—	255,895,353	255,895,353	12,331,641

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)

52,066,511	2,611,191,122	2,508,192,384	(9,691)	(56,942)	154,998,616	155,091,671	289,311(2)
$ 453,163,510	$ 9,008,574,492	$ 9,050,777,400	$ (9,691)	$ (56,942)	$ 410,893,969		$12,620,952
$4,276,766,596	$10,658,086,342	$12,056,624,604	$(68,622,358)	$171,614,730	$2,981,220,706		$12,620,952

Multi-Sector Fixed Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)

$ 625,576	$1,698,195,928	$1,611,456,257	$ —	$ —	$87,365,247	87,365,247	$2,964,767

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
257,921,057	2,592,723,154	2,559,510,830	7,943	(110,292)	291,031,032	291,205,755	714,186(2)
$258,546,633	$4,290,919,082	$4,170,967,087	$7,943	$(110,292)	$378,396,279		$3,678,953

B18

Quantitative Modeling

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 21,137,293	$450,378	$24,648,438	$(2,720,031)	$5,780,798	$—	—	$—

AST Cohen & Steers Realty Portfolio*(1)
—	3,677,430	3,688,884	—	11,454	—	—	—

AST Emerging Markets Equity Portfolio*(1)
2,323,063	809,416	3,103,904	(227,570)	198,995	—	—	—

AST Global Bond Portfolio*(1)
50,619,372	6,329,178	57,757,715	1,183,789	(374,624)	—	—	—

AST High Yield Portfolio*(1)
6,905,182	1,200,300	8,351,526	(326,741)	572,785	—	—	—

AST International Growth Portfolio*(1)
27,478,863	17,157,607	17,250,984	(1,802,592)	3,919,419	29,502,313	1,098,374	—

AST Large-Cap Growth Portfolio*(1)
58,105,761	30,810,017	42,683,255	3,093,312	15,709,716	65,035,551	689,301	—

AST Large-Cap Value Portfolio*(1)
48,800,490	28,945,806	30,863,455	1,043,254	5,820,435	53,746,530	1,021,991	—

AST Small-Cap Equity Portfolio*(1)
14,509,416	9,622,125	8,058,886	1,678,894	1,464,488	19,216,037	239,721	—

AST Small-Cap Value Portfolio*(1)
14,977,716	2,501,828	17,319,886	(1,259,998)	1,100,340	—	—	—

AST T. Rowe Price Natural Resources Portfolio*(1)
4,046,900	2,725,261	6,714,635	16,524	(74,050)	—	—	—

PGIM Global Real Estate Fund(1)
—	1,244,286	44,822	(54,812)	(1,556)	1,143,096	59,075	9,494

PSF PGIM High Yield Bond Portfolio*(1)
—	3,289,515	115,256	(21,918)	(563)	3,151,778	438,356	—
$248,904,056	$108,763,147	$220,601,646	$602,111	$34,127,637	$171,795,305		$9,494
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
51,981,156	421,764,890	440,469,967	—	—	33,276,079	33,276,079	2,318,692

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
18,100,008	237,112,184	239,714,743	1,099	(4,070)	15,494,478	15,503,780	23,138	(2)
$ 70,081,164	$658,877,074	$680,184,710	$1,099	$(4,070)	$48,770,557		$2,341,830
$318,985,220	$767,640,221	$900,786,356	$603,210	$34,123,567	$220,565,862		$2,351,324

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

B19

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, (excluding the Government Money Market), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Portfolio indicated below utilized the SCA during the year ended December 31, 2024. The average balance outstanding is for the number of days each Portfolio utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2024
Core Fixed Income	$409,000	6.43%	1	$409,000	$—
High Yield	200,571	6.43	7	416,000	—
Quantitative Modeling	563,500	6.04	2	839,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2024, all Portfolios offer only a single share class to investors.

As of December 31, 2024, the following number of shares of the Portfolios were owned of record directly or by other

B20

Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares

Bond Portfolio 2025	1,546,453	52.5%

Bond Portfolio 2026	377,011	22.3

Bond Portfolio 2027	549,881	15.4

Bond Portfolio 2028	1,692,568	28.0

Bond Portfolio 2029	378,020	64.7

Bond Portfolio 2030	1,449,171	30.2

Bond Portfolio 2031	4,650,277	59.2

Bond Portfolio 2032	4,621,270	52.4

Bond Portfolio 2033	510,475	100.0

Bond Portfolio 2034	640,972	95.1

Bond Portfolio 2035	516,233	96.4

Core Fixed Income	190,450,436	67.3

Government Money Market	361,574,492	43.9

High Yield	11,800,908	63.4

Investment Grade Bond	634,674,147	70.9

Multi-Sector Fixed Income	750,780,202	100.0

Quantitative Modeling	24,596,473	95.4

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Bond Portfolio 2025	2	52.5%

Bond Portfolio 2026	1	19.1

Bond Portfolio 2027	1	12.2

Bond Portfolio 2028	2	28.0

Bond Portfolio 2029	1	64.6

Bond Portfolio 2030	1	25.4

Bond Portfolio 2031	2	59.2

Bond Portfolio 2032	2	52.4

Bond Portfolio 2033	2	100.0

Bond Portfolio 2034	2	90.9

Bond Portfolio 2035	2	96.4

Core Fixed Income	2	67.3

Government Money Market	2	43.9

High Yield	2	63.4

Investment Grade Bond	2	70.9

Multi-Sector Fixed Income	2	100.0

Quantitative Modeling	2	95.4

Unaffiliated:

Bond Portfolio 2025	1	46.9

Bond Portfolio 2026	1	76.8

Bond Portfolio 2027	1	84.4

Bond Portfolio 2028	1	72.0

Bond Portfolio 2029	1	35.3

Bond Portfolio 2030	1	69.7

Bond Portfolio 2031	1	40.6

Bond Portfolio 2032	1	47.5

B21

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
Bond Portfolio 2033	—	—%
Bond Portfolio 2034	—	—
Bond Portfolio 2035	—	—
Core Fixed Income	1	32.7
Government Money Market	1	56.1
High Yield	1	36.6
Investment Grade Bond	1	29.1
Multi-Sector Fixed Income	—	—
Quantitative Modeling	—	—

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027	Bond Portfolio 2028	Bond Portfolio 2029
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset Allocation	–	–	–	–	–
Asset Transfer Program	X	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X
Bank Loan Investments	–	–	–	–	–
Blend Style	–	–	–	–	–
Commodity	–	–	–	–	–
Covenant-Lite	–	–	–	–	–
Credit	X	X	X	X	X
Currency	X	X	X	X	X
Derivatives	X	X	X	X	X
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	–	–	–
Equity Securities	–	–	–	–	–
Exchange-Traded Funds (ETF)	–	–	–	–	–
Equity and Equity-Related Securities	X	X	X	X	X
Expense	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X
Focus	–	–	–	–	–
Foreign Investment	X	X	X	X	X
Fund of Funds	X	X	X	X	X
High Yield	X	X	X	X	X
Interest Rate	X	X	X	X	X
Investment Style	–	–	–	–	–
Large Company	–	–	–	–	–
Leverage	–	–	–	–	–
Liquidity Allocation	–	–	–	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Portfolio Turnover	–	–	–	–	–
Prepayment or Call	–	–	–	–	–
Quantitative Model	–	–	–	–	–

B22

Risks	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027	Bond Portfolio 2028	Bond Portfolio 2029
Recent Events	–	–	–	–	–
Redemption	–	–	–	–	–
Regulatory	X	X	X	X	X
Restricted Securities	–	–	–	–	–
Selection	–	–	–	–	–
Short Sale	–	–	–	–	–
Sovereign Debt Securities	X	X	X	X	X
US Government Securities	X	X	X	X	X
Yield	–	–	–	–	–

Risks		Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032	Bond Portfolio 2033

Adjustable and Floating-Rate Securities		–	–	–	–
Asset Allocation		–	–	–	–
Asset Transfer Program		X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities		X	X	X	X
Bank Loan Investments		–	–	–	–
Blend Style		–	–	–	–
Commodity		–	–	–	–
Covenant-Lite		–	–	–	–
Credit		X	X	X	X
Currency		X	X	X	X
Derivatives		X	X	X	X
Economic and Market Events		X	X	X	X
Emerging Markets		–	–	–	–
Equity Securities		–	–	–	–
Equity and Equity-Related Securities		X	X	X	X
Exchange-Traded Funds (ETF)		–	–	–	–
Expense		X	X	X	X
Fixed Income Securities		X	X	X	X
Focus		–	–	–	–
Foreign Investment		X	X	X	X
Fund of Funds		X	X	X	X
High Yield		X	X	X	X
Interest Rate		X	X	X	X
Investment Style		–	–	–	–
Large Company		–	–	–	–
Leverage		–	–	–	–
Liquidity Allocation		–	–	–	–
Liquidity and Valuation		X	X	X	X
Market and Management		X	X	X	X
Non-Diversification		–	–	–	–
Portfolio Turnover		–	–	–	–
Prepayment or Call		–	–	–	–
Quantitative Model		–	–	–	–
Recent Events		–	–	–	–
Redemption		–	–	–	–
Regulatory		X	X	X	X

B23

Risks	Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032	Bond Portfolio 2033

Restricted Securities	–	–	–	–

Selection	–	–	–	–

Short Sale	–	–	–	–

Sovereign Debt Securities	X	X	X	X

US Government Securities	X	X	X	X

Yield	–	–	–	–

Risks	Bond Portfolio 2034	Bond Portfolio 2035	Core Fixed Income	Government Money Market

Adjustable and Floating-Rate Securities	–	–	–	X

Asset Allocation	–	–	–	–

Asset Transfer Program	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	–

Bank Loan Investments	–	–	–	–

Blend Style	–	–	–	–

Commodity	–	–	–	–

Collateralized Debt Obligations	–	–	X	–

Covenant-Lite	–	–	–	–

Credit	X	X	X	X

Currency	X	X	X	–

Derivatives	X	X	X	–

Economic and Market Events	X	X	X	X

Emerging Markets	–	–	–	–

Equity Securities	–	–	–	–

Equity and Equity-Related Securities	X	X	X	–

Exchange-Traded Funds (ETF)	–	–	X	–

Expense	X	X	X	X

Fixed Income Securities	X	X	X	X

Focus	–	–	–	–

Foreign Investment	X	X	X	–

Fund of Funds	X	X	X	–

High Yield	X	X	X	–

Interest Rate	X	X	X	X

Investment Style	–	–	–	–

Large Company	–	–	–	–

Leverage	–	–	–	–

Liquidity Allocation	–	–	–	–

Liquidity and Valuation	X	X	X	X

Market and Management	X	X	X	X

Portfolio Turnover	–	–	X	–

Prepayment or Call	–	–	X	X

Quantitative Model	–	–	–	–

Recent Events	–	–	–	–

Redemption	–	–	X	–

Regulatory	X	X	X	X

Restricted Securities	–	–	–	–

Selection	–	–	–	–

Short Sale	–	–	–	–

B24

Risks	Bond Portfolio 2034	Bond Portfolio 2035	Core Fixed Income	Government Money Market

Sovereign Debt Securities	X	X	–	–

US Government Securities	X	X	–	X

Yield	–	–	–	X

Risks	High Yield	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling

Adjustable and Floating-Rate Securities	–	–	–	–

Asset Allocation	–	–	–	X

Asset Transfer Program	X	X	–	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X

Bank Loan Investments	X	–	–	–

Blend Style	–	–	–	X

Collateralized Debt Obligations	X	–	–	–

Commodity	–	–	–	X

Covenant-Lite	X	–	–	–

Credit	X	X	–	X

Currency	–	–	X	X

Derivatives	X	X	X	X

Economic and Market Events	X	X	X	X

Emerging Markets	X	–	X	X

Equity Securities	–	–	–	X

Equity and Equity-Related Securities	X	X	X	–

Exchange-Traded Funds (ETF)	–	X	–	–

Expense	X	X	X	X

Fixed Income Securities	X	X	X	X

Focus	–	–	X	–

Foreign Investment	X	X	X	X

Fund of Funds	–	–	–	X

High Yield	X	–	X	X

Interest Rate	X	X	X	X

Investment Style	–	–	–	–

Large Company	–	–	–	X

Leverage	–	–	–	–

Liquidity Allocation	–	–	–	X

Liquidity and Valuation	X	X	X	X

Market and Management	X	X	X	X

Portfolio Turnover	–	X	–	X

Prepayment or Call	X	–	–	–

Quantitative Model	–	–	–	X

Recent Events	–	–	X	X

Redemption	X	X	–	–

Regulatory	X	X	X	X

Restricted Securities	X	–	–	–

Selection	–	–	X	–

Short Sale	X	–	–	–

Sovereign Debt Securities	X	–	–	–

US Government Securities	–	–	X	–

B25

Risks	High Yield	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling

Yield	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating rate securities are also subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not

B26

be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Collateralized Debt Obligations Risk (CDO): The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for

B27

the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

B28

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain

B29

issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Recent Events Risk: Recent events have caused increased volatility and significant declines in the value and liquidity of many securities in US and foreign financial markets. This environment could make identifying investment risks and opportunities especially difficult. These market conditions may continue or get worse. In response to these crises, the US and other governments, and their agencies and instrumentalities such as the Federal Reserve and certain foreign central banks, have taken steps to support financial markets. There can be no certainty that the actions taken by the US government to strengthen public confidence will be effective. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, the impact of legislation enacted in the United States calling for reform of many aspects of financial regulation, and the corresponding regulatory changes on the markets and the practical implications for market participants, may not be known for some time.

B30

Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. Any or all of the foregoing could disrupt the operations of the Portfolio and its service providers, adversely affect the value and liquidity of the Portfolio’s investments, and negatively impact the Portfolio’s performance.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices or other funds with similar investment objectives and strategies.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or a downgrade in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Subsequent Event

On August 23, 2024, the Board approved the reorganization (the “Reorganization”) of AST Global Bond Portfolio and High Yield (the “Target Portfolios”) into Core Fixed Income (the “Acquiring Portfolio”). The shareholders of the Target Portfolios approved the Reorganization at a meeting on December 18, 2024. The Reorganization was completed on February 10, 2025.

B31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034, AST Bond Portfolio 2035, AST Core Fixed Income Portfolio, AST Government Money Market Portfolio, AST High Yield Portfolio, AST Investment Grade Bond Portfolio, AST Multi-Sector Fixed Income Portfolio and AST Quantitative Modeling Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (seventeen of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of December 31, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statements

AST Bond Portfolio 2025	Statements of operations for the year ended December 31, 2024 and the statements of changes in net assets for each of the two years in the period ended December 31, 2024
AST Bond Portfolio 2026
AST Bond Portfolio 2027
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
AST Bond Portfolio 2032
AST Bond Portfolio 2033
AST Core Fixed Income Portfolio
AST Government Money Market Portfolio
AST High Yield Portfolio
AST Investment Grade Bond Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Quantitative Modeling Portfolio

AST Bond Portfolio 2034	Statement of operations for the year ended December 31, 2024, and statements of changes in net assets for the year ended December 31, 2024 and the period January 3, 2023 (commencement of operations) through December 31, 2023

AST Bond Portfolio 2035	Statement of operations and statement of changes in net assets for the period January 2, 2024 (commencement of operations) through December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 19, 2025

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Appendix A — unaudited
AST Target Maturity Central Portfolio*

Investment Objective – The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

Portfolio Holdings (As of 12/31/2024)

Types of Investments	% of Net Assets

U.S. Government Agency Obligations	29.9%

Corporate Bonds	28.8%

Commercial Mortgage-Backed	17.4%

Asset-Backed	16.9%

Residential Mortgage-Backed Securities	3.2%

U.S. Treasury Obligations	2.0%

Sovereign Bonds	1.2%

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

Morgan Stanley Bank of America Merrill Lynch Trust	Commercial Mortgage-Backed Securities	1.5%

Federal National Mortgage Assoc.	U.S. Government Agency Obligations	1.4%

Government National Mortgage Assoc.	U.S. Government Agency Obligations	1.4%

Goldman Sachs Group, Inc. (The)	Corporate Bonds	1.3%

BANK	Commercial Mortgage-Backed Securities	1.1%

JPMorgan Chase & Co.	Corporate Bonds	1.1%

BANK	U.S. Government Agency Obligations	1.1%

Federal Home Loan Mortgage Corp.	U.S. Government Agency Obligations	1.0%

Federal Home Loan Mortgage Corp.	U.S. Government Agency Obligations	0.9%

Federal National Mortgage Assoc.	U.S. Government Agency Obligations	0.9%

Credit Quality**	% of Total Investments

AAA	34.1%

AA	32.1%

A	12.1%

BBB	16.9%

BB	1.1%

B	0.2%

NR	0.5%

Cash/Cash Equivalents	3.0%

Total Investments	100.0%

*The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar.

**Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies.

For the period ending December 31, 2024, the following matters were submitted to vote of shareholders of certain open-end management investment companies. Specifically:

At a special meeting of shareholders of the AST Global Bond Portfolio held on December 18, 2024, shareholders of the AST Global Bond Portfolio approved the reorganization of the AST Global Portfolio into the AST Core Fixed Income Portfolio, each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

34,299,714.510	1,255,142.838	3,370,254.367

At a special meeting of shareholders of the AST High Yield Portfolio held on December 18, 2024, shareholders of the AST High Yield Portfolio approved the reorganization of the AST High Yield Portfolio into the AST Core Fixed Income Portfolio, each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld

25,788,560.393	562,207.436	2,306,867.522

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2024

AST Advanced Strategies Portfolio AST Balanced Asset Allocation Portfolio AST Global Bond Portfolio AST Preservation Asset Allocation Portfolio AST Prudential Growth Allocation Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Advanced Strategies Portfolio	A3

	AST Balanced Asset Allocation Portfolio	A44

	AST Global Bond Portfolio	A111

	AST Preservation Asset Allocation Portfolio	A174

	AST Prudential Growth Allocation Portfolio	A227

Section B	Notes to Financial Statements
Section C	Report of Independent Registered Public Accounting Firm

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Renminbi

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwanese Dollar

USD	US Dollar

ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ADR — American Depositary Receipt

ANZ — Australia and New Zealand Banking Group

BABs — Build America Bonds

BARC — Barclays Bank PLC

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BMO — BMO Capital Markets

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CA — Credit Agricole Securities Inc.

CBA — Commonwealth Bank of Australia

CDI — Chess Depository Interest

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CIBC — Canadian Imperial Bank of Commerce

CIBOR — Copenhagen Interbank Offered Rate

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

COP — Certificates of Participation

CORRA — Canadian Overnight Repo Rate Average

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HICP — Harmonised Index of Consumer Prices

HSBC — HSBC Bank PLC

HSBCNA — HSBC Bank USA, N.A.

IBEX — Spanish Stock Index

iBoxx — Bond Market Indices

IG — Investment Grade

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

IO — Interest Only (Principal amount represents notional)

iTraxx — International Credit Derivative Index

JIBAR — Johannesburg Interbank Agreed Rate

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MBS — Mortgage-Backed Security

MIB — Borsa Italiana Stock Exchange

ML — Merrill Lynch International

MLC — Merrill Lynch Capital Services, Inc.

MLP — Master Limited Partnership

MPLE — Maple Bonds

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSCS — Morgan Stanley Capital Services LLC

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

NIBOR — Norwegian Interbank Offered Rate

NSA — Non-Seasonally Adjusted

NWM — NatWest Markets PLC

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OBX — Oslo Stock Exchange

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SCB — Standard Chartered Bank

SDR — Sweden Depositary Receipt

SG — Societe Generale

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TELBOR — Tel Aviv Interbank Offered Rate

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

UAG — UBS AG

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

WF — Wells Fargo Bank, N.A.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 84.8%
AFFILIATED MUTUAL FUNDS — 19.3%
Domestic Equity — 7.2%
AST Large-Cap Growth Portfolio*	1,772,623	$167,246,950
AST Large-Cap Value Portfolio*	2,861,024	150,461,229
AST Small-Cap Equity Portfolio*	1,085,926	87,047,850

		404,756,029

Fixed Income — 12.1%
AST PGIM Fixed Income Central Portfolio*	59,396,780	655,740,456
PSF PGIM High Yield Bond Portfolio*	2,734,476	19,660,879

		675,401,335

TOTAL AFFILIATED MUTUAL FUNDS (cost $970,541,021)(wa)		1,080,157,364

COMMON STOCKS — 39.7%
Aerospace & Defense — 0.8%
Airbus SE (France)	15,059	2,411,413
BAE Systems PLC (United Kingdom)	91,600	1,314,028
Dassault Aviation SA (France)	1,865	381,086
General Electric Co.	46,232	7,711,035
Howmet Aerospace, Inc.	25,354	2,772,967
Kongsberg Gruppen ASA (Norway)	11,626	1,308,004
L3Harris Technologies, Inc.	16,200	3,406,536
Leonardo SpA (Italy)	5,071	136,429
Lockheed Martin Corp.	5,900	2,867,046
MTU Aero Engines AG (Germany)	3,091	1,032,381
Northrop Grumman Corp.	12,916	6,061,350
Rheinmetall AG (Germany)	2,466	1,575,547
Rolls-Royce Holdings PLC (United Kingdom)*	456,488	3,237,136
RTX Corp.	36,874	4,267,059
Safran SA (France)	26,603	5,828,920
Singapore Technologies Engineering Ltd. (Singapore)	163,900	559,252
Thales SA (France)	12,604	1,809,877

		46,680,066

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	40,668	1,435,678
InPost SA (Poland)*	31,256	533,607
United Parcel Service, Inc. (Class B Stock)	34,600	4,363,060

		6,332,345

Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	74,392	2,447,903
Continental AG (Germany)	5,800	390,824
Denso Corp. (Japan)	46,400	639,717
Sumitomo Electric Industries Ltd. (Japan)	64,400	1,151,309

		4,629,753

Automobiles — 0.9%
BYD Co. Ltd. (China) (Class H Stock)	50,193	1,707,221
Ferrari NV (Italy)	16,258	6,937,272
Ford Motor Co.	88,900	880,110
General Motors Co.	71,600	3,814,132

	Shares	Value
COMMON STOCKS (continued)
Automobiles (cont’d.)
Honda Motor Co. Ltd. (Japan)	53,600	$510,315
Isuzu Motors Ltd. (Japan)	27,000	367,292
Mahindra & Mahindra Ltd. (India)	19,611	686,448
Mazda Motor Corp. (Japan)	20,200	137,735
Mercedes-Benz Group AG (Germany)	17,230	960,603
Stellantis NV	72,626	944,750
Subaru Corp. (Japan)	92,900	1,650,676
Suzuki Motor Corp. (Japan)	148,500	1,663,846
Tesla, Inc.*	59,777	24,140,344
Toyota Motor Corp. (Japan)	312,200	6,095,781
Yamaha Motor Co. Ltd. (Japan)	153,900	1,355,967

		51,852,492

Banks — 2.7%
ABN AMRO Bank NV (Netherlands), 144A, CVA	54,833	846,160
AIB Group PLC (Ireland)	793,884	4,390,102
ANZ Group Holdings Ltd. (Australia)	247,600	4,362,663
Banco Bilbao Vizcaya Argentaria SA (Spain)	250,044	2,446,540
Banco Santander SA (Spain)	531,197	2,457,451
Bank Central Asia Tbk PT (Indonesia)	905,427	542,707
Bank Hapoalim BM (Israel)	34,738	419,363
Bank Leumi Le-Israel BM (Israel)	106,615	1,268,434
Bank of America Corp.	147,125	6,466,144
Barclays PLC (United Kingdom)	1,222,679	4,090,104
BNP Paribas SA (France)	67,602	4,150,548
BOC Hong Kong Holdings Ltd. (China)	121,500	387,966
BPER Banca SpA (Italy)	125,412	799,856
CaixaBank SA (Spain)	606,986	3,295,432
Citigroup, Inc.	70,400	4,955,456
Commonwealth Bank of Australia (Australia)	55,950	5,294,057
Credit Agricole SA (France)	83,154	1,144,160
Danske Bank A/S (Denmark)	21,043	596,625
DBS Group Holdings Ltd. (Singapore)	72,710	2,330,026
DNB Bank ASA (Norway)	98,910	1,974,682
East West Bancorp, Inc.	5,892	564,218
Erste Group Bank AG (Austria)	27,780	1,719,474
HSBC Holdings PLC (United Kingdom)	1,095,990	10,766,020
ING Groep NV (Netherlands)	343,241	5,379,132
Intesa Sanpaolo SpA (Italy)	717,491	2,877,726
Japan Post Bank Co. Ltd. (Japan)	37,200	351,601
JPMorgan Chase & Co.	65,796	15,771,959
Lloyds Banking Group PLC (United Kingdom)	1,639,465	1,119,638
M&T Bank Corp.	10,600	1,992,906
Mitsubishi UFJ Financial Group, Inc. (Japan)	712,600	8,319,395
Mizrahi Tefahot Bank Ltd. (Israel)	17,126	741,367
Mizuho Financial Group, Inc. (Japan)	62,100	1,516,019
National Australia Bank Ltd. (Australia)	74,257	1,701,401
NatWest Group PLC (United Kingdom)	479,665	2,403,724
Nordea Bank Abp (Finland)	146,331	1,596,581
NU Holdings Ltd. (Brazil) (Class A Stock)*	295,353	3,059,857
Oversea-Chinese Banking Corp. Ltd. (Singapore)	67,100	819,497

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	3,134	$358,498
PNC Financial Services Group, Inc. (The)	15,172	2,925,920
Resona Holdings, Inc. (Japan)	144,900	1,044,552
Societe Generale SA (France)	4,774	133,985
Standard Chartered PLC (United Kingdom)	130,130	1,602,057
Sumitomo Mitsui Financial Group, Inc. (Japan)	232,200	5,572,857
Svenska Handelsbanken AB (Sweden) (Class A Stock)	55,784	575,973
Swedbank AB (Sweden) (Class A Stock)	23,969	473,291
Synovus Financial Corp.	27,600	1,413,948
Truist Financial Corp.	99,399	4,311,929
U.S. Bancorp	111,857	5,350,120
UniCredit SpA (Italy)	83,671	3,350,887
United Overseas Bank Ltd. (Singapore)	19,700	523,151
Wells Fargo & Co.	85,812	6,027,435
Westpac Banking Corp. (Australia)	137,558	2,745,794

		149,329,388

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	18,073	904,806
Asahi Group Holdings Ltd. (Japan)(a)	115,700	1,213,773
Carlsberg A/S (Denmark) (Class B Stock)	7,480	718,400
Coca-Cola Co. (The)	63,200	3,934,832
Coca-Cola Europacific Partners PLC (United Kingdom)	25,715	1,975,169
Coca-Cola HBC AG (Italy)*	22,685	774,964
Diageo PLC (United Kingdom)	77,832	2,473,332
Keurig Dr. Pepper, Inc.	112,600	3,616,712
PepsiCo, Inc.	9,100	1,383,746
Pernod Ricard SA (France)	3,250	367,208
Varun Beverages Ltd. (India)	181,296	1,348,926

		18,711,868

Biotechnology — 0.5%
AbbVie, Inc.	41,149	7,312,177
Amgen, Inc.	15,300	3,987,792
Argenx SE (Netherlands)*	2,449	1,512,777
Argenx SE (Netherlands), ADR*	2,338	1,437,870
Biogen, Inc.*	17,100	2,614,932
BioMarin Pharmaceutical, Inc.*	14,100	926,793
CSL Ltd.	16,457	2,870,938
Genmab A/S (Denmark)*	2,784	581,418
Gilead Sciences, Inc.	11,000	1,016,070
Natera, Inc.*	4,495	711,558
Neurocrine Biosciences, Inc.*	7,400	1,010,100
Regeneron Pharmaceuticals, Inc.*	3,034	2,161,209
Ultragenyx Pharmaceutical, Inc.*	16,000	673,120
United Therapeutics Corp.*	1,400	493,976
Vertex Pharmaceuticals, Inc.*	2,994	1,205,684

		28,516,414

	Shares	Value

COMMON STOCKS (continued)
Broadline Retail — 1.1%
Amazon.com, Inc.*	237,487	$52,102,273
Dollarama, Inc. (Canada)	10,814	1,055,333
eBay, Inc.	8,700	538,965
MercadoLibre, Inc. (Brazil)*	1,709	2,906,052
Next PLC (United Kingdom)	10,403	1,234,027
Pan Pacific International Holdings Corp. (Japan)	39,300	1,067,653
Prosus NV (China)*	49,832	1,980,665
Wesfarmers Ltd. (Australia)	20,974	926,580

		61,811,548

Building Products — 0.3%
AGC, Inc. (Japan)	29,200	852,960
Allegion PLC(a)	5,900	771,012
Armstrong World Industries, Inc.	6,900	975,177
Assa Abloy AB (Sweden) (Class B Stock)	21,323	629,803
Carrier Global Corp.	15,774	1,076,733
Cie de Saint-Gobain SA (France)	49,472	4,396,166
Daikin Industries Ltd. (Japan)	4,800	560,068
Geberit AG (Switzerland)	1,884	1,068,462
Hayward Holdings, Inc.*	67,800	1,036,662
ROCKWOOL A/S (Denmark) (Class B Stock)	2,732	972,145
Trane Technologies PLC(a)	9,948	3,674,294

		16,013,482

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	54,832	2,440,750
Ameriprise Financial, Inc.	4,225	2,249,517
Amundi SA (France), 144A	16,146	1,074,527
Bank of New York Mellon Corp. (The)	57,300	4,402,359
Blackrock, Inc.	2,200	2,255,242
Blackstone, Inc.(a)	7,604	1,311,082
Daiwa Securities Group, Inc. (Japan)	34,200	225,677
Deutsche Bank AG (Germany)	132,830	2,292,234
Deutsche Boerse AG (Germany)	4,541	1,046,048
Euronext NV (Netherlands), 144A	10,227	1,147,337
Goldman Sachs Group, Inc. (The)	3,255	1,863,878
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	30,300	1,134,091
Houlihan Lokey, Inc.	15,343	2,664,465
Intercontinental Exchange, Inc.	5,900	879,159
Janus Henderson Group PLC	62,200	2,645,366
London Stock Exchange Group PLC (United Kingdom)	7,649	1,079,694
Macquarie Group Ltd. (Australia)	6,731	920,552
Morgan Stanley	49,117	6,174,989
Morningstar, Inc.	1,400	471,464
MSCI, Inc.	6,100	3,660,061
Nasdaq, Inc.	7,200	556,632
Nomura Holdings, Inc. (Japan)	275,300	1,597,246
Raymond James Financial, Inc.	17,800	2,764,874
Robinhood Markets, Inc. (Class A Stock)*	56,000	2,086,560
S&P Global, Inc.	11,000	5,478,330
SEI Investments Co.	4,400	362,912
Singapore Exchange Ltd. (Singapore)	106,400	991,820

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
State Street Corp.	24,600	$2,414,490
UBS Group AG (Switzerland)	220,308	6,745,115

		62,936,471

Chemicals — 0.5%
Air Liquide SA (France)	14,209	2,309,812
Air Products & Chemicals, Inc.	5,700	1,653,228
Akzo Nobel NV (Netherlands)	5,483	329,106
Arkema SA (France)	3,336	253,844
Asahi Kasei Corp. (Japan)	152,100	1,048,005
BASF SE (Germany)	11,052	484,643
Celanese Corp.	4,400	304,524
DSM-Firmenich AG (Switzerland)	8,509	860,124
DuPont de Nemours, Inc.	40,400	3,080,500
Ecolab, Inc.	2,000	468,640
Evonik Industries AG (Germany)	38,304	665,802
Givaudan SA (Switzerland)	391	1,709,212
LANXESS AG (Germany)	24,797	606,269
Linde PLC	2,900	1,214,143
LyondellBasell Industries NV (Class A Stock)	27,800	2,064,706
Mitsubishi Chemical Group Corp. (Japan)	55,700	281,320
Nippon Sanso Holdings Corp. (Japan)	3,500	97,118
Nitto Denko Corp. (Japan)	74,900	1,252,239
Orica Ltd. (Australia)	82,133	841,982
PPG Industries, Inc.	3,500	418,075
Sherwin-Williams Co. (The)	6,700	2,277,531
Shin-Etsu Chemical Co. Ltd. (Japan)	40,700	1,340,541
Sika AG (Switzerland)	1,955	466,477
Solvay SA (Belgium)	25,192	814,444
Symrise AG (Germany)	3,977	424,237
TPC Group, Inc.*^	12,402	372,060
Yara International ASA (Brazil)	6,544	173,232

		25,811,814

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	130,266	1,549,274
Cintas Corp.	3,000	548,100
Republic Services, Inc.	2,107	423,886
Tetra Tech, Inc.	8,682	345,891
TOPPAN Holdings, Inc. (Japan)	11,600	307,727
Veralto Corp.	31,000	3,157,350
Waste Management, Inc.	3,600	726,444

		7,058,672

Communications Equipment — 0.3%
Arista Networks, Inc.*	34,400	3,802,232
Cisco Systems, Inc.	150,213	8,892,610
Nokia OYJ (Finland)	344,997	1,526,066
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	168,555	1,365,035

		15,585,943

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	25,525	1,279,121
Bouygues SA (France)	10,218	302,561

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Comfort Systems USA, Inc.	2,354	$998,237
Eiffage SA (France)	12,778	1,120,520
Ferrovial SE	29,297	1,229,731
MasTec, Inc.*	23,300	3,172,062
Skanska AB (Sweden) (Class B Stock)	7,839	164,834
Taisei Corp. (Japan)	6,000	251,393
Vinci SA (France)	55,282	5,691,648

		14,210,107

Construction Materials — 0.3%
CRH PLC (XLON)	30,223	2,797,749
CRH PLC (NYSE)	47,100	4,357,692
Heidelberg Materials AG (Germany)	13,349	1,649,445
Holcim AG*	25,672	2,471,828
James Hardie Industries PLC, CDI*	29,010	894,111
Vulcan Materials Co.	9,665	2,486,128

		14,656,953

Consumer Finance — 0.1%
Ally Financial, Inc.	10,131	364,818
American Express Co.	26,451	7,850,392

		8,215,210

Consumer Staples Distribution & Retail — 0.7%
Carrefour SA (France)	66,489	946,326
Coles Group Ltd. (Australia)	124,930	1,458,376
Costco Wholesale Corp.	7,996	7,326,495
Dollar Tree, Inc.*	39,900	2,990,106
Endeavour Group Ltd. (Australia)	116,839	303,105
J Sainsbury PLC (United Kingdom)	40,670	138,975
Kesko OYJ (Finland) (Class B Stock)	25,323	477,778
Koninklijke Ahold Delhaize NV (Netherlands)	65,686	2,146,583
Marks & Spencer Group PLC (United Kingdom)	139,520	653,400
MatsukiyoCocokara & Co. (Japan)	80,800	1,176,359
Seven & i Holdings Co. Ltd. (Japan)	112,600	1,765,301
Tesco PLC (United Kingdom)	815,267	3,749,701
US Foods Holding Corp.*	41,400	2,792,844
Walmart, Inc.	123,137	11,125,428
Woolworths Group Ltd. (Australia)	27,369	515,924

		37,566,701

Containers & Packaging — 0.0%
Crown Holdings, Inc.	13,390	1,107,219
Sonoco Products Co.	13,200	644,820

		1,752,039

Diversified Consumer Services — 0.0%
Duolingo, Inc.*	6,800	2,204,764

Diversified REITs — 0.1%
Covivio SA (France)	9,052	458,788
Essential Properties Realty Trust, Inc.(a)	163,945	5,128,200
GPT Group (The) (Australia)	295,838	796,954
KDX Realty Investment Corp. (Japan)	133	126,262
Mirvac Group (Australia)	730,970	845,370

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	120,078	$356,158

		7,711,732

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	99,633	2,268,643
Deutsche Telekom AG (Germany)	220,605	6,610,009
Elisa OYJ (Finland)	11,116	482,470
Koninklijke KPN NV (Netherlands)	394,290	1,437,755
Nippon Telegraph & Telephone Corp. (Japan)	2,398,100	2,395,375
Orange SA (France)	246,085	2,455,394
Telia Co. AB (Sweden)	202,090	561,707
Telstra Group Ltd. (Australia)	608,934	1,509,123
Verizon Communications, Inc.	148,006	5,918,760

		23,639,236

Electric Utilities — 0.6%
American Electric Power Co., Inc.	37,200	3,430,956
Chubu Electric Power Co., Inc. (Japan)	79,100	829,842
Enel SpA (Italy)	546,161	3,897,502
Exelon Corp.	88,300	3,323,612
Fortum OYJ (Finland)	56,141	785,899
Iberdrola SA (Spain)	273,820	3,773,302
Kansai Electric Power Co., Inc. (The) (Japan)	60,100	666,141
NextEra Energy, Inc.	76,049	5,451,953
NRG Energy, Inc.	38,600	3,482,492
PG&E Corp.	100,841	2,034,971
Southern Co. (The)	15,565	1,281,311
SSE PLC (United Kingdom)	71,476	1,432,700
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	247,400	739,508

		31,130,189

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	80,394	4,341,157
Acuity Brands, Inc.	7,200	2,103,336
AMETEK, Inc.	1,812	326,631
Eaton Corp. PLC	7,858	2,607,835
Emerson Electric Co.(a)	24,300	3,011,499
Fuji Electric Co. Ltd. (Japan)	14,384	768,993
Fujikura Ltd. (Japan)	28,200	1,151,288
Generac Holdings, Inc.*(a)	4,295	665,940
Legrand SA (France)	14,370	1,397,790
Mitsubishi Electric Corp. (Japan)	38,300	646,724
Nidec Corp. (Japan)	49,600	890,898
Prysmian SpA (Italy)	8,222	526,178
Schneider Electric SE	33,520	8,345,007
Siemens Energy AG (Germany)*	39,458	2,094,100
Vertiv Holdings Co. (Class A Stock)	33,400	3,794,574

		32,671,950

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	24,000	1,666,800
Halma PLC (United Kingdom)	27,502	922,663
Hon Hai Precision Industry Co. Ltd. (Taiwan)	83,773	468,346
Keyence Corp. (Japan)	13,661	5,552,810

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Murata Manufacturing Co. Ltd. (Japan)	71,300	$1,131,162
Omron Corp. (Japan)	3,700	124,583
TDK Corp. (Japan)	106,900	1,376,721
Yokogawa Electric Corp. (Japan)	32,600	693,380
Zebra Technologies Corp. (Class A Stock)*	4,600	1,776,612

		13,713,077

Energy Equipment & Services — 0.1%
Baker Hughes Co.	82,809	3,396,825
Schlumberger NV	15,600	598,104
TechnipFMC PLC (United Kingdom)	16,823	486,858

		4,481,787

Entertainment — 0.6%
CTS Eventim AG & Co. KGaA (Germany)	12,714	1,074,779
Konami Group Corp. (Japan)	10,400	973,131
Netflix, Inc.*	10,980	9,786,693
Nintendo Co. Ltd. (Japan)	28,200	1,642,419
Sea Ltd. (Singapore), ADR*	25,200	2,673,720
Spotify Technology SA*	11,015	4,927,891
Tencent Music Entertainment Group (China), ADR	82,428	935,558
Walt Disney Co. (The)	66,639	7,420,253
Warner Bros Discovery, Inc.*	201,800	2,133,026

		31,567,470

Financial Services — 0.9%
Adyen NV (Netherlands), 144A*	983	1,460,816
Apollo Global Management, Inc.	5,179	855,364
Berkshire Hathaway, Inc. (Class B Stock)*	29,000	13,145,120
Block, Inc.*	36,400	3,093,636
Corpay, Inc.*	314	106,264
Equitable Holdings, Inc.	8,400	396,228
Eurazeo SE (France)	3,006	224,215
EXOR NV (Netherlands)	6,227	570,865
Fidelity National Information Services, Inc.	49,800	4,022,346
Fiserv, Inc.*	3,500	718,970
Industrivarden AB (Sweden) (Class A Stock)	5,270	166,580
Industrivarden AB (Sweden) (Class C Stock)	7,039	222,330
Investor AB (Sweden) (Class B Stock)	86,267	2,284,948
M&G PLC (United Kingdom)	127,946	316,619
Mastercard, Inc. (Class A Stock)	25,912	13,644,482
ORIX Corp. (Japan)	121,500	2,610,293
PayPal Holdings, Inc.*	25,400	2,167,890
Shift4 Payments, Inc. (Class A Stock)*(a)	3,305	342,993
Visa, Inc. (Class A Stock)	20,500	6,478,820

		52,828,779

Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	40,886	1,042,936

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Conagra Brands, Inc.	96,900	$2,688,975
Danone SA (France)	16,245	1,097,833
Freshpet, Inc.*	4,126	611,102
General Mills, Inc.	40,600	2,589,062
Ingredion, Inc.	20,200	2,778,712
J.M. Smucker Co. (The)	2,700	297,324
JDE Peet’s NV (Netherlands)	13,882	238,506
Mondelez International, Inc. (Class A Stock)	26,177	1,563,552
Nestle SA	97,655	8,011,930
Nissin Foods Holdings Co. Ltd. (Japan)	56,100	1,355,291
Orkla ASA (Norway)	16,552	143,194
WH Group Ltd. (Hong Kong), 144A	1,870,000	1,441,087
Wilmar International Ltd. (China)	353,600	802,578

		24,662,082

Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	35,900	785,190
Snam SpA (Italy)	119,072	527,817

		1,313,007

Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	11,740	1,191,727
Canadian Pacific Kansas City Ltd. (Canada)	17,365	1,256,705
CSX Corp.(a)	84,218	2,717,715
Grab Holdings Ltd. (Singapore) (Class A Stock)*	25,300	119,416
J.B. Hunt Transport Services, Inc.	1,700	290,122
Norfolk Southern Corp.	13,100	3,074,570
TFI International, Inc. (Canada)	2,291	309,491
Uber Technologies, Inc.*	96,673	5,831,315
Union Pacific Corp.	8,615	1,964,565
West Japan Railway Co. (Japan)	55,159	976,970

		17,732,596

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	61,722	6,981,375
Alcon AG	11,246	953,521
Becton, Dickinson & Co.	14,600	3,312,302
Boston Scientific Corp.*	25,688	2,294,452
Cochlear Ltd. (Australia)	794	142,188
Demant A/S (Denmark)*	10,138	373,141
DENTSPLY SIRONA, Inc.	22,000	417,560
Edwards Lifesciences Corp.*	10,716	793,305
EssilorLuxottica SA (France)	11,732	2,861,785
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	58,183	1,250,537
GE HealthCare Technologies, Inc.(a)	18,101	1,415,136
Hoya Corp. (Japan)	26,800	3,326,049
Intuitive Surgical, Inc.*	7,833	4,088,513
Koninklijke Philips NV (Netherlands)*	17,282	437,775
Medtronic PLC	70,701	5,647,596
Olympus Corp. (Japan)	43,400	647,973
STERIS PLC	14,300	2,939,508
Straumann Holding AG (Switzerland)	6,346	799,352
Stryker Corp.	5,719	2,059,126

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Sysmex Corp. (Japan)	6,000	$110,008
Terumo Corp. (Japan)	27,500	530,908

		41,382,110

Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd. (India)	14,884	1,266,485
Centene Corp.*	55,900	3,386,422
Cigna Group (The)	17,596	4,858,959
Encompass Health Corp.	3,713	342,896
Fresenius Medical Care AG (Germany)	27,711	1,261,704
Fresenius SE & Co. KGaA (Germany)*	6,735	233,778
Humana, Inc.	4,100	1,040,211
McKesson Corp.	2,900	1,652,739
Quest Diagnostics, Inc.	10,200	1,538,772
Ramsay Health Care Ltd. (Australia)	16,168	345,012
Sonic Healthcare Ltd. (Australia)	29,321	489,041
UnitedHealth Group, Inc.	16,615	8,404,864

		24,820,883

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	5,923	577,789
American Healthcare REIT, Inc.(a)	179,684	5,106,619
CareTrust REIT, Inc.	80,888	2,188,020
National Health Investors, Inc.	36,329	2,517,600
Ventas, Inc.	12,800	753,792
Welltower, Inc.	102,037	12,859,723

		24,003,543

Health Care Technology — 0.1%
Pro Medicus Ltd. (Australia)	7,182	1,109,422
Veeva Systems, Inc. (Class A Stock)*	12,500	2,628,125

		3,737,547

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.(a)	193,341	3,387,334

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	10,343	503,059
Airbnb, Inc. (Class A Stock)*	5,503	723,149
Amadeus IT Group SA (Spain)	14,340	1,012,178
Aristocrat Leisure Ltd. (Australia)	39,759	1,679,045
Booking Holdings, Inc.	1,200	5,962,104
Cava Group, Inc.*	20,200	2,278,560
Chipotle Mexican Grill, Inc.*	94,680	5,709,204
Compass Group PLC (United Kingdom)	230,369	7,665,168
Darden Restaurants, Inc.(a)	18,900	3,528,441
Evolution AB (Sweden), 144A	6,581	507,499
Expedia Group, Inc.*	5,300	987,549
Galaxy Entertainment Group Ltd. (Macau)	117,000	492,527
Indian Hotels Co. Ltd. (The) (India)	37,226	380,491
InterContinental Hotels Group PLC (United Kingdom)	3,282	408,359
La Francaise des Jeux SACA (France), 144A	32,109	1,236,536
MakeMyTrip Ltd. (India)*	12,812	1,438,531
Marriott International, Inc. (Class A Stock)(a)	6,066	1,692,050

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	12,618	$3,657,832
Meituan (China) (Class B Stock), 144A*	71,181	1,383,999
Oriental Land Co. Ltd. (Japan)	24,000	517,348
Royal Caribbean Cruises Ltd.(a)	5,000	1,153,450
Sands China Ltd. (Macau)*	192,800	513,349
Sodexo SA (France)	6,751	557,034
Texas Roadhouse, Inc.	3,612	651,713
Zensho Holdings Co. Ltd. (Japan)	15,200	860,818
Zomato Ltd. (India)*	614,100	1,989,292

		47,489,285

Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	11,513	560,296
Cairn Homes PLC (Ireland)	548,328	1,323,535
Garmin Ltd.(a)	3,800	783,788
Lennar Corp. (Class A Stock)	5,921	807,447
Panasonic Holdings Corp. (Japan)	100,300	1,025,127
Persimmon PLC (United Kingdom)	14,568	217,609
PulteGroup, Inc.	5,800	631,620
SEB SA (France)	5,484	495,584
Sony Group Corp. (Japan)	305,700	6,442,797
Toll Brothers, Inc.	9,636	1,213,654

		13,501,457

Household Products — 0.3%
Colgate-Palmolive Co.	50,300	4,572,773
Essity AB (Sweden) (Class B Stock)	57,098	1,526,699
Henkel AG & Co. KGaA (Germany)	4,310	332,084
Procter & Gamble Co. (The)	36,046	6,043,112
Reckitt Benckiser Group PLC (United Kingdom)	34,815	2,107,379

		14,582,047

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	46,500	598,455
RWE AG (Germany)	21,230	635,057
Vistra Corp.	14,166	1,953,066

		3,186,578

Industrial Conglomerates — 0.4%
3M Co.	43,359	5,597,213
DCC PLC (United Kingdom)	6,548	419,570
Hitachi Ltd. (Japan)	181,100	4,435,150
Sekisui Chemical Co. Ltd. (Japan)	33,200	568,458
Siemens AG (Germany)	50,033	9,756,172
Smiths Group PLC (United Kingdom)	18,389	394,271
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	37,000	334,613

		21,505,447

Industrial REITs — 0.5%
Americold Realty Trust, Inc.	101,482	2,171,715
First Industrial Realty Trust, Inc.	29,923	1,500,040
Goodman Group (Australia)	66,013	1,451,095
LXP Industrial Trust	1,701	13,812
Prologis, Inc.	174,268	18,420,128

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
STAG Industrial, Inc.	69,078	$2,336,218

		25,893,008

Insurance — 1.5%
Admiral Group PLC (United Kingdom)	14,931	493,261
Aegon Ltd. (Netherlands)	466,264	2,774,602
Ageas SA/NV (Belgium)	15,009	729,740
AIA Group Ltd. (Hong Kong)	442,000	3,174,825
Allianz SE (Germany)	13,490	4,146,329
Allstate Corp. (The)	19,200	3,701,568
American International Group, Inc.	7,900	575,120
Arthur J. Gallagher & Co.	7,583	2,152,435
ASR Nederland NV (Netherlands)	40,006	1,902,763
Aviva PLC (United Kingdom)	262,069	1,536,015
AXA SA (France)	201,623	7,175,691
Axis Capital Holdings Ltd.	4,983	441,593
Chubb Ltd.	8,220	2,271,186
Dai-ichi Life Holdings, Inc. (Japan)	25,800	687,476
Fairfax Financial Holdings Ltd. (Canada)	774	1,076,907
Fidelity National Financial, Inc.(a)	37,000	2,077,180
First American Financial Corp.	37,100	2,316,524
Generali (Italy)	6,700	189,556
Hannover Rueck SE (Germany)	3,824	957,604
Insurance Australia Group Ltd. (Australia)	268,217	1,402,835
Japan Post Holdings Co. Ltd. (Japan)	17,400	163,869
Japan Post Insurance Co. Ltd. (Japan)	31,200	573,084
Kemper Corp.	6,300	418,572
Loews Corp.	3,600	304,884
Markel Group, Inc.*	408	704,302
Marsh & McLennan Cos., Inc.	20,229	4,296,842
Medibank Private Ltd. (Australia)	322,933	756,921
MetLife, Inc.	60,673	4,967,905
MS&AD Insurance Group Holdings, Inc. (Japan)	5,500	118,786
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	8,296	4,193,757
NN Group NV (Netherlands)	8,299	361,908
Phoenix Group Holdings PLC (United Kingdom)	20,416	130,095
Poste Italiane SpA (Italy), 144A	37,688	533,024
Progressive Corp. (The)	14,271	3,419,474
Prudential PLC (Hong Kong)	138,567	1,099,672
QBE Insurance Group Ltd. (Australia)	290,483	3,449,738
RenaissanceRe Holdings Ltd. (Bermuda)(a)	2,832	704,630
Sompo Holdings, Inc. (Japan)	70,100	1,816,309
Suncorp Group Ltd. (Australia)	46,355	544,617
Swiss Life Holding AG (Switzerland)	1,200	926,481
Swiss Re AG	10,605	1,535,971
Talanx AG (Germany)	12,528	1,065,525
Tokio Marine Holdings, Inc. (Japan)	46,100	1,654,443
Travelers Cos., Inc. (The)	13,160	3,170,112
Tryg A/S (Denmark)	20,247	427,097
Unipol Gruppo SpA (Italy)	62,324	778,334

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	7,324	$4,356,063

		82,255,625

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)	160,382	30,360,313
Alphabet, Inc. (Class C Stock)	93,800	17,863,272
Bilibili, Inc. (China), ADR*	18,822	340,866
Kanzhun Ltd. (China), ADR*	41,623	574,397
LY Corp. (Japan)	198,500	524,852
Meta Platforms, Inc. (Class A Stock)	56,849	33,285,658
REA Group Ltd. (Australia)	4,548	654,292
Scout24 SE (Germany), 144A	10,370	915,038

		84,518,688

IT Services — 0.3%
Accenture PLC (Ireland) (Class A Stock)	4,400	1,547,876
Capgemini SE (France)	1,741	284,353
Cognizant Technology Solutions Corp. (Class A Stock)	50,300	3,868,070
Fujitsu Ltd. (Japan)	48,200	846,709
Globant SA*	5,602	1,201,181
International Business Machines Corp.(a)	14,572	3,203,363
Kyndryl Holdings, Inc.*	18,500	640,100
NEC Corp. (Japan)	6,000	513,462
Okta, Inc.*	3,600	283,680
Shopify, Inc. (Canada) (Class A Stock)*	13,011	1,383,460
Snowflake, Inc. (Class A Stock)*	20,600	3,180,846
Wix.com Ltd. (Israel)*	7,400	1,587,670

		18,540,770

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	61,800	1,473,636
Hasbro, Inc.	5,731	320,420
Mattel, Inc.*	25,000	443,250

		2,237,306

Life Sciences Tools & Services — 0.3%
Danaher Corp.	24,000	5,509,200
Lonza Group AG (Switzerland)	2,270	1,339,842
QIAGEN NV	21,934	976,721
Thermo Fisher Scientific, Inc.	13,400	6,971,082

		14,796,845

Machinery — 0.8%
Alfa Laval AB (Sweden)	22,400	937,554
Allison Transmission Holdings, Inc.	34,766	3,756,814
Alstom SA (France)*	43,148	962,765
Atlas Copco AB (Sweden) (Class A Stock)	163,296	2,492,167
Atlas Copco AB (Sweden) (Class B Stock)	61,592	832,170
Caterpillar, Inc.	5,363	1,945,482
Cummins, Inc.	7,400	2,579,640
Daifuku Co. Ltd. (Japan)	15,600	320,501
Daimler Truck Holding AG (Germany)	3,520	134,823

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Deere & Co.(a)	5,385	$2,281,625
Donaldson Co., Inc.	20,900	1,407,615
Epiroc AB (Sweden) (Class B Stock)	15,306	238,791
FANUC Corp. (Japan)	52,800	1,379,292
Flowserve Corp.	46,400	2,668,928
GEA Group AG (Germany)	20,626	1,024,561
Hoshizaki Corp. (Japan)	6,600	259,506
ITT, Inc.	3,300	471,504
Knorr-Bremse AG (Germany)	11,469	832,437
Komatsu Ltd. (Japan)	48,400	1,318,530
Kone OYJ (Finland) (Class B Stock)	16,381	798,576
Makita Corp. (Japan)	32,000	973,087
MINEBEA MITSUMI, Inc. (Japan)	68,000	1,089,232
Mitsubishi Heavy Industries Ltd. (Japan)	81,500	1,136,432
Otis Worldwide Corp.(a)	7,665	709,856
Parker-Hannifin Corp.	3,863	2,456,984
Pentair PLC	29,200	2,938,688
Rational AG (Germany)	1,243	1,064,639
Schindler Holding AG (Switzerland)	920	250,977
Schindler Holding AG (Switzerland) (Part. Cert.)	2,263	625,230
SKF AB (Sweden) (Class B Stock)	21,640	406,172
Techtronic Industries Co. Ltd. (Hong Kong)	123,471	1,623,144
Volvo AB (Sweden) (Class A Stock)	8,119	198,437
Volvo AB (Sweden) (Class B Stock)	57,904	1,407,193
Wartsila OYJ Abp (Finland)	70,792	1,254,625
Yangzijiang Shipbuilding Holdings Ltd. (China)	357,300	781,002

		43,558,979

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	126	202,718
AP Moller - Maersk A/S (Denmark) (Class B Stock)	245	407,621
Kawasaki Kisen Kaisha Ltd. (Japan)	103,600	1,473,896
Kirby Corp.*	3,989	422,036
Mitsui OSK Lines Ltd. (Japan)	3,600	125,274
Nippon Yusen KK (Japan)	4,800	159,761
SITC International Holdings Co. Ltd. (China)	270,000	715,968

		3,507,274

Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	2,100	719,817
Comcast Corp. (Class A Stock)	87,000	3,265,110
Informa PLC (United Kingdom)	74,585	743,882
Publicis Groupe SA (France)	16,901	1,799,275
WPP PLC (United Kingdom)	12,166	125,405

		6,653,489

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)(a)	11,350	887,684
Anglo American PLC (South Africa)	29,774	880,333
BHP Group Ltd. (Australia)	217,285	5,300,616

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
BlueScope Steel Ltd. (Australia)	22,734	$262,876
Boliden AB (Sweden)	33,542	943,701
Fortescue Ltd. (Australia)	136,673	1,539,015
Freeport-McMoRan, Inc.	76,100	2,897,888
Glencore PLC (Australia)*	729,113	3,211,143
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	79,742	946,397
Lundin Mining Corp. (Chile)	112,235	965,840
Nippon Steel Corp. (Japan)	63,200	1,270,044
Northern Star Resources Ltd. (Australia)	147,042	1,397,071
Rio Tinto Ltd. (Australia)	13,207	957,678
Rio Tinto PLC (Australia)	52,243	3,083,908

		24,544,194

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	881,585	1,470,815
CMS Energy Corp.	38,900	2,592,685
Consolidated Edison, Inc.	11,200	999,376
DTE Energy Co.	26,100	3,151,575
E.ON SE (Germany)	281,292	3,276,505
Engie SA (France)	135,103	2,142,655
National Grid PLC (United Kingdom)	218,265	2,593,044
NiSource, Inc.	19,659	722,665
Public Service Enterprise Group, Inc.	17,001	1,436,414
Sembcorp Industries Ltd. (Singapore)	179,700	726,973
Veolia Environnement SA (France)	74,666	2,094,944

		21,207,651

Office REITs — 0.1%
Dexus (Australia)	55,220	226,818
Gecina SA (France)	2,887	270,469
Japan Real Estate Investment Corp. (Japan)	690	473,453
Kilroy Realty Corp.(a)	68,351	2,764,798
Nippon Building Fund, Inc. (Japan)	153	119,020
Piedmont Office Realty Trust, Inc. (Class A Stock)	172,540	1,578,741
SL Green Realty Corp.(a)	30,823	2,093,498

		7,526,797

Oil, Gas & Consumable Fuels — 1.3%
ARC Resources Ltd. (Canada)	56,371	1,022,360
BP PLC	405,266	2,003,218
Cameco Corp. (Canada)	6,654	341,949
Cenovus Energy, Inc. (Canada)	152,766	2,315,748
Cheniere Energy, Inc.	4,359	936,618
Chevron Corp.	16,400	2,375,376
ConocoPhillips	44,600	4,422,982
Coterra Energy, Inc.	14,400	367,776
ENEOS Holdings, Inc. (Japan)	230,400	1,208,714
EOG Resources, Inc.	7,200	882,576
Equinor ASA (Norway)	27,824	659,959
Expand Energy Corp.	36,284	3,612,072
Exxon Mobil Corp.	125,084	13,455,286
Idemitsu Kosan Co. Ltd. (Japan)	217,800	1,434,654
Inpex Corp. (Japan)	40,800	513,324
OMV AG (Austria)	15,340	594,911

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Permian Resources Corp.	50,050	$719,719
Phillips 66	10,700	1,219,051
Repsol SA (Spain)	84,126	1,023,642
Santos Ltd. (Australia)	47,785	197,873
Shell PLC	427,715	13,332,306
Shell PLC, ADR	48,645	3,047,609
Texas Pacific Land Corp.(a)	1,200	1,327,152
TotalEnergies SE (France)	117,700	6,557,641
Valero Energy Corp.(a)	26,400	3,236,376
Williams Cos., Inc. (The)	84,698	4,583,856

		71,392,748

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	21,956	326,873

Passenger Airlines — 0.2%
ANA Holdings, Inc. (Japan)	41,400	751,391
Delta Air Lines, Inc.	5,100	308,550
Deutsche Lufthansa AG (Germany)	24,766	159,164
Japan Airlines Co. Ltd. (Japan)	49,700	783,492
Qantas Airways Ltd. (Australia)*	512,487	2,837,090
United Airlines Holdings, Inc.*	35,600	3,456,760

		8,296,447

Personal Care Products — 0.3%
Haleon PLC	266,679	1,257,432
L’Oreal SA (France)	5,446	1,927,901
Unilever PLC (United Kingdom) (XLON)	102,772	5,839,569
Unilever PLC (United Kingdom) (XAMS)	31,814	1,812,258
Unilever PLC (United Kingdom), ADR	62,241	3,529,065

		14,366,225

Pharmaceuticals — 1.9%
Astellas Pharma, Inc. (Japan)	57,000	553,511
AstraZeneca PLC (United Kingdom)	90,035	11,738,735
AstraZeneca PLC (United Kingdom), ADR	30,409	1,992,398
Chugai Pharmaceutical Co. Ltd. (Japan)	28,700	1,265,129
Daiichi Sankyo Co. Ltd. (Japan)	76,600	2,096,025
Elanco Animal Health, Inc.*	220,200	2,666,622
Eli Lilly & Co.	17,165	13,251,380
Galderma Group AG (Switzerland)*	8,874	986,268
GSK PLC	181,190	3,056,182
Hikma Pharmaceuticals PLC (Jordan)	45,991	1,146,638
Ipsen SA (France)	7,437	852,435
Johnson & Johnson	56,700	8,199,954
Kyowa Kirin Co. Ltd. (Japan)	44,700	672,198
Merck & Co., Inc.	60,900	6,058,332
Merck KGaA (Germany)	4,240	617,017
Novartis AG (Switzerland)	83,640	8,142,964
Novo Nordisk A/S (Denmark), ADR	6,509	559,904
Novo Nordisk A/S (Denmark) (Class B Stock)	151,971	13,112,336
Ono Pharmaceutical Co. Ltd. (Japan)	74,800	778,779
Orion OYJ (Finland) (Class B Stock)	19,120	848,162
Otsuka Holdings Co. Ltd. (Japan)	17,000	924,799

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	129,100	$3,425,023
Recordati Industria Chimica e Farmaceutica SpA (Italy)	3,206	168,073
Roche Holding AG	28,895	8,079,237
Sanofi SA	82,970	8,065,580
Sanofi SA, ADR	30,295	1,461,128
Shionogi & Co. Ltd. (Japan)	98,100	1,375,869
Takeda Pharmaceutical Co. Ltd. (Japan)	59,500	1,575,103
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	56,200	1,238,648
UCB SA (Belgium)	8,433	1,678,705

		106,587,134

Professional Services — 0.4%
Automatic Data Processing, Inc.	3,400	995,282
Bureau Veritas SA (France)	14,658	445,313
Computershare Ltd. (Australia)	77,789	1,634,074
Dun & Bradstreet Holdings, Inc.	198,500	2,473,310
Experian PLC	21,825	938,036
Intertek Group PLC (United Kingdom)	11,181	660,572
Leidos Holdings, Inc.	3,300	475,398
ManpowerGroup, Inc.	29,900	1,725,828
Recruit Holdings Co. Ltd. (Japan)	52,800	3,670,018
RELX PLC (United Kingdom)	46,474	2,105,690
Science Applications International Corp.	8,800	983,664
SGS SA (Switzerland)	3,000	300,952
Teleperformance SE (France)	4,347	372,856
TransUnion	12,200	1,131,062
Wolters Kluwer NV (Netherlands)	10,147	1,685,867

		19,597,922

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	5,823	764,502
Daito Trust Construction Co. Ltd. (Japan)	9,900	1,106,767
Daiwa House Industry Co. Ltd. (Japan)	46,600	1,430,675
FirstService Corp. (Canada)	4,935	893,961
Henderson Land Development Co. Ltd. (Hong Kong)	44,000	133,384
Hongkong Land Holdings Ltd. (Hong Kong)	40,500	180,342
Hulic Co. Ltd. (Japan)	24,700	214,539
Jones Lang LaSalle, Inc.*	13,100	3,316,134
KE Holdings, Inc. (China), ADR	53,808	991,143
LEG Immobilien SE (Germany)	9,610	815,108
Mitsui Fudosan Co. Ltd. (Japan)	140,400	1,122,825
Phoenix Mills Ltd. (The) (India)	16,367	311,768
Sumitomo Realty & Development Co. Ltd. (Japan)	14,800	460,262
Vonovia SE (Germany)	47,972	1,460,406
Zillow Group, Inc. (Class C Stock)*	4,500	333,225

		13,535,041

Residential REITs — 0.4%
American Homes 4 Rent (Class A Stock)	60,438	2,261,590

	Shares	Value

COMMON STOCKS (continued)
Residential REITs (cont’d.)
AvalonBay Communities, Inc.	1,834	$403,425
Equity Residential(a)	39,100	2,805,816
Essex Property Trust, Inc.	15,098	4,309,573
Mid-America Apartment Communities, Inc.(a)	18,359	2,837,751
Sun Communities, Inc.	16,631	2,045,114
UDR, Inc.	113,467	4,925,602
Veris Residential, Inc.	186,013	3,093,396

		22,682,267

Retail REITs — 0.6%
Agree Realty Corp.	51,597	3,635,009
Brixmor Property Group, Inc.	155,118	4,318,485
Kimco Realty Corp.	21,400	501,402
Klepierre SA (France)	46,302	1,333,475
Macerich Co. (The)	136,658	2,722,227
NNN REIT, Inc.(a)	33,597	1,372,437
Realty Income Corp.	24,345	1,300,266
Regency Centers Corp.(a)	84,142	6,220,618
Scentre Group (Australia)	602,199	1,274,765
Simon Property Group, Inc.	49,820	8,579,502
Vicinity Ltd. (Australia)	545,555	707,056

		31,965,242

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*	8,900	1,075,031
Advantest Corp. (Japan)	67,755	3,852,471
Analog Devices, Inc.	5,234	1,112,016
Applied Materials, Inc.(a)	8,014	1,303,317
ASM International NV (Netherlands)	5,609	3,243,043
ASML Holding NV (Netherlands) (XAMS)	14,839	10,393,750
ASML Holding NV (Netherlands) (XNGS)	706	489,314
Broadcom, Inc.	119,316	27,662,222
Disco Corp. (Japan)	3,200	848,888
Infineon Technologies AG (Germany)	27,234	888,965
Kokusai Electric Corp. (Japan)	48,500	635,537
Lam Research Corp.	68,924	4,978,380
Lasertec Corp. (Japan)	10,000	937,451
Marvell Technology, Inc.	47,206	5,213,903
Micron Technology, Inc.	58,524	4,925,380
NVIDIA Corp.	583,224	78,321,151
NXP Semiconductors NV (China)(a)	12,673	2,634,083
Onto Innovation, Inc.*	14,700	2,450,049
QUALCOMM, Inc.	42,400	6,513,488
SCREEN Holdings Co. Ltd. (Japan)	16,300	962,308
STMicroelectronics NV (Singapore)	29,150	730,116
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	33,736	6,662,523
Tokyo Electron Ltd. (Japan)	22,400	3,367,154
Universal Display Corp.	3,725	544,595

		169,745,135

Software — 2.7%
Adobe, Inc.*	3,900	1,734,252
AppLovin Corp. (Class A Stock)*	1,600	518,128
Atlassian Corp. (Class A Stock)*	5,100	1,241,238

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Autodesk, Inc.*	11,300	$3,339,941
BILL Holdings, Inc.*	5,800	491,318
Check Point Software Technologies Ltd. (Israel)*	1,200	224,040
Crowdstrike Holdings, Inc. (Class A Stock)*	13,500	4,619,160
CyberArk Software Ltd.*	10,881	3,625,005
Datadog, Inc. (Class A Stock)*	7,700	1,100,253
Dynatrace, Inc.*	16,000	869,600
Fortinet, Inc.*	13,600	1,284,928
Gen Digital, Inc.	18,200	498,316
Informatica, Inc. (Class A Stock)*	12,700	329,311
Intuit, Inc.	6,797	4,271,914
Microsoft Corp.	175,164	73,831,626
Monday.com Ltd.*	9,324	2,195,243
Nice Ltd. (Israel)*	7,007	1,189,953
Oracle Corp.	46,137	7,688,270
Oracle Corp. (Japan)	1,200	114,848
Palantir Technologies, Inc. (Class A Stock)*	53,200	4,023,516
Sage Group PLC (The) (United Kingdom)	38,376	609,736
Salesforce, Inc.	33,628	11,242,849
SAP SE (Germany)	49,838	12,258,866
ServiceNow, Inc.*	6,900	7,314,828
Teradata Corp.*	47,900	1,492,085
WiseTech Global Ltd. (Australia)	1,952	145,723
Workday, Inc. (Class A Stock)*	6,200	1,599,786
Xero Ltd. (New Zealand)*	21,004	2,185,740
Zoom Communications, Inc. (Class A Stock)*	35,600	2,905,316

		152,945,789

Specialized REITs — 0.9%
American Tower Corp.	16,700	3,062,947
CubeSmart	29,868	1,279,844
Digital Realty Trust, Inc.	51,107	9,062,804
Equinix, Inc.	17,687	16,676,896
Extra Space Storage, Inc.	50,820	7,602,672
Gaming & Leisure Properties, Inc.	10,745	517,479
Iron Mountain, Inc.	55,148	5,796,606
Public Storage(a)	21,660	6,485,870
VICI Properties, Inc.	87,007	2,541,475

		53,026,593

Specialty Retail — 0.6%
Bath & Body Works, Inc.	25,900	1,004,143
Carvana Co.*	15,100	3,070,736
Fast Retailing Co. Ltd. (Japan)	7,300	2,462,595
Gap, Inc. (The)(a)	75,700	1,788,791
Home Depot, Inc. (The)(a)	14,500	5,640,355
Industria de Diseno Textil SA (Spain)	115,445	5,913,550
JD Sports Fashion PLC (United Kingdom)	784,025	937,103
Kingfisher PLC (United Kingdom)	126,639	393,640
Lowe’s Cos., Inc.(a)	35,219	8,692,049
TJX Cos., Inc. (The)	13,558	1,637,942
Ulta Beauty, Inc.*(a)	5,700	2,479,101

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Zalando SE (Germany), 144A*	41,899	$1,401,658

		35,421,663

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	351,488	88,019,625
Canon, Inc. (Japan)	29,300	951,713
Dell Technologies, Inc. (Class C Stock)	10,507	1,210,827
FUJIFILM Holdings Corp. (Japan)	27,700	573,102
Hewlett Packard Enterprise Co.	153,200	3,270,820
Logitech International SA (Switzerland)	19,002	1,568,543
Ricoh Co. Ltd. (Japan)	27,000	306,630
Samsung Electronics Co. Ltd. (South Korea)	62,552	2,232,281

		98,133,541

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	15,869	3,903,210
Asics Corp. (Japan)	156,700	3,056,869
Brunello Cucinelli SpA (Italy)	22,883	2,499,723
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	21,705	3,283,407
Deckers Outdoor Corp.*	16,500	3,350,985
Hermes International SCA (France)	2,335	5,602,533
LVMH Moet Hennessy Louis Vuitton SE (France)	7,952	5,230,772
Moncler SpA (Italy)	26,572	1,402,751
Pandora A/S (Denmark)	10,768	1,970,065
Puma SE (Germany)	3,234	148,702
Ralph Lauren Corp.	5,923	1,368,094
Skechers USA, Inc. (Class A Stock)*	5,300	356,372

		32,173,483

Tobacco — 0.3%
Altria Group, Inc.	87,900	4,596,291
British American Tobacco PLC (United Kingdom)	83,356	3,007,879
Imperial Brands PLC (United Kingdom)	115,232	3,684,989
Japan Tobacco, Inc. (Japan)(a)	47,700	1,223,641
Philip Morris International, Inc.	19,000	2,286,650

		14,799,450

Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	14,658	399,399
AerCap Holdings NV (Ireland)	17,300	1,655,610
Ashtead Group PLC (United Kingdom)	13,484	834,229
Bunzl PLC (United Kingdom)	16,125	663,949
Ferguson Enterprises, Inc.	6,902	1,203,542
ITOCHU Corp. (Japan)	64,700	3,181,582
Marubeni Corp. (Japan)	10,600	159,091
Mitsubishi Corp. (Japan)	298,600	4,885,611
Mitsui & Co. Ltd. (Japan)	86,100	1,785,639
MonotaRO Co. Ltd. (Japan)	8,400	142,748
Toyota Tsusho Corp. (Japan)	40,000	707,381
United Rentals, Inc.(a)	1,700	1,197,548
W.W. Grainger, Inc.	800	843,240

		17,659,569

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	6,416	$1,309,492
Aeroports de Paris SA (France)	2,500	289,465
Getlink SE (France)	14,307	228,135
Transurban Group (Australia), UTS	124,132	1,025,952

		2,853,044

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	46,500	1,481,053
SoftBank Corp. (Japan)	541,500	683,556
SoftBank Group Corp. (Japan)	44,900	2,565,846
Tele2 AB (Sweden) (Class B Stock)	41,515	410,572
T-Mobile US, Inc.	16,100	3,553,753
Vodafone Group PLC (United Kingdom)	2,075,714	1,770,750

		10,465,530

TOTAL COMMON STOCKS (cost $1,965,836,617)		2,224,138,488

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	172,979
Porsche Automobil Holding SE (Germany) (PRFC)	5,909	222,654

		395,633

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	352,350

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	16,723	1,467,218

TOTAL PREFERRED STOCKS (cost $2,207,345)		2,215,201

UNAFFILIATED EXCHANGE-TRADED FUNDS — 9.1%
Dimensional US Equity Market ETF(a)	1,687,300	107,565,375
Energy Select Sector SPDR Fund(a)	37,845	3,241,803
iShares 0-3 Month Treasury Bond ETF	595,000	59,690,400
iShares 1-3 Year Treasury Bond ETF	763	62,551
iShares Core MSCI EAFE ETF	612,500	43,046,500
iShares Core S&P 500 ETF	30,000	17,660,400
iShares Core U.S. Aggregate Bond ETF(a)	406,002	39,341,594
iShares Floating Rate Bond ETF	745	37,906
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	226,560	24,205,670
iShares iBoxx High Yield Corporate Bond ETF(a)	60,680	4,772,482
iShares JP Morgan USD Emerging Markets Bond ETF(a)	69,112	6,153,732
iShares MBS ETF	43,154	3,956,359
iShares MSCI EAFE ETF	207,540	15,692,099
iShares Russell 1000 Growth ETF(a)	44,039	17,685,182
iShares Russell 1000 Value ETF(a)	187,877	34,781,669
iShares TIPS Bond ETF	108,451	11,555,454
Vanguard Dividend Appreciation ETF	327,105	64,056,972

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Real Estate ETF(a)	451,876	$40,253,114
Vanguard Total International Bond ETF	281,582	13,811,597

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $503,712,057)		507,570,859

UNAFFILIATED FUNDS — 4.3%
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,986,018	36,190,543
Calamos Market Neutral Income Fund, (R6 Shares)	3,821,137	57,049,577
JPMorgan Hedged Equity Fund, (Institutional Shares)	1,067,531	35,356,635
Merger Fund (The), (Institutional Shares)	3,396,384	57,466,818
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,152,233	12,029,307
Victory Market Neutral Income Fund, (Institutional Shares)	3,541,099	30,063,929
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,361,985	11,849,267

TOTAL UNAFFILIATED FUNDS (cost $239,429,883)		240,006,076

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.9%
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.645%(c)	07/21/37		9,000	9,026,239
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
6.629%(c)	10/20/34		4,000	4,026,434
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.086%(c)	07/15/37		4,750	4,786,794
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.295%(c)	01/15/39	EUR	3,050	3,159,342
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	10/15/34		4,525	4,533,512
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34		2,750	2,755,029
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.058%(c)	07/15/34		3,000	3,004,953

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Clover CLO LLC,
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.993%(c)	04/22/34		7,250	$7,267,486
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.069%(c)	07/20/34		8,750	8,767,052
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.912%(c)	08/26/32	EUR	4,643	4,790,172
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.177%(c)	04/17/37		7,250	7,285,790
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.047%(c)	07/20/37		3,000	3,009,662
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
5.148%(c)	07/25/37	EUR	1,500	1,561,639
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.986%(c)	04/25/34	EUR	3,125	3,229,372
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		4,375	4,381,545
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.132%(c)	04/18/37		7,250	7,313,656
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	10/12/30		1,257	1,258,564
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
6.668%(c)	10/15/34		5,250	5,274,800
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.929%(c)	04/20/31		963	963,105
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.784%(c)	01/15/38	EUR	4,000	4,158,233
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		5,500	5,510,077

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.766%(c)	07/25/31		2,349	$2,352,027
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.032%(c)	07/18/37		8,000	8,022,788
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
6.497%(c)	01/20/36		7,000	7,035,183
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.407%(c)	01/20/37		3,000	3,010,574
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.714%(c)	02/20/30	EUR	4,904	5,070,801
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.858%(c)	07/18/34	EUR	4,725	4,874,884
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		2,000	2,000,443
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	07/20/34		3,250	3,256,199
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.487%(c)	01/20/36		7,500	7,534,375
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		5,250	5,250,000
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.307%(c)	01/20/35		7,500	7,514,873
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/20/34		4,000	4,004,734
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.999%(c)	07/20/32		3,688	3,694,969
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		1,123	1,124,350

TOTAL ASSET-BACKED SECURITIES (cost $162,576,513)				160,809,656

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS — 2.0%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		225	$223,875
7.500%	02/01/29(a)		175	182,042
7.875%	04/15/27		1,436	1,437,795
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	100	109,255

				1,952,967

Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		637	608,770
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29		325	321,568
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		565	555,326
4.625%	04/15/29		140	133,079

				1,618,743

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,185	933,330
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	184,543
5.800%	03/08/29		200	200,015
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27		195	194,403

				1,512,291

Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		650	640,821
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		160	163,211
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,525	1,418,611

				2,222,643

Banks — 0.4%
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	530,987
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	217,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	$107,398
5.500%(ff)	09/08/29	EUR	100	111,096
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	800	848,337
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		275	231,540
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	212,313
Sr. Unsec’d. Notes, EMTN
5.000%(ff)	07/04/31	EUR	100	112,154
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	200	212,262
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	100	132,018
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		200	204,260
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		200	197,882
Sub. Notes, 144A
5.906%(ff)	11/19/35		235	228,527
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
6.714%(ff)	10/19/29		400	415,535
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27		315	317,540
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	107,499
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	226,756
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	201,539
6.840%(ff)	09/13/34		200	211,940
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	201,771
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		400	402,208
5.875%	04/30/29		800	811,590
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,627,583
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		150	127,104
3.980%(ff)	03/20/30		135	128,689
4.412%(ff)	03/31/31		140	134,494
4.542%(ff)	09/19/30		155	150,573
5.174%(ff)	02/13/30		95	94,853
5.449%(ff)	06/11/35		10	9,922

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Commerzbank AG (Germany),
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	$107,310
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		200	192,000
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	258,242
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		200	202,588
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	110,447
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
4.999%(ff)	09/11/30		150	146,337
6.819%(ff)	11/20/29		150	156,918
DNB Bank ASA (Norway),
Sr. Preferred Notes, 144A
4.853%(ff)	11/05/30		210	207,591
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.772%(ff)	07/28/30		50	48,993
4.895%(ff)	09/06/30		40	39,448
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		100	108,483
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	348,577
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30		355	347,735
5.016%(ff)	10/23/35		220	211,021
5.049%(ff)	07/23/30		135	134,277
5.330%(ff)	07/23/35		35	34,359
5.727%(ff)	04/25/30		160	163,358
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		200	176,000
6.500%(ff)	03/23/28(oo)		200	198,500
6.950%(ff)	03/11/34(oo)		200	199,000
Sr. Unsec’d. Notes
5.546%(ff)	03/04/30		215	216,098
Sub. Notes
5.874%(ff)	11/18/35		200	195,173
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	214,987
Sr. Preferred Notes, 144A
6.625%	06/20/33		275	286,661
Sr. Preferred Notes, EMTN
5.250%	01/13/30	EUR	200	227,224
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	196,477
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	126,412

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	$253,736
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		65	67,688
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	191,294
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		545	533,424
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34		55	54,163
5.424%(ff)	07/21/34		80	79,514
5.831%(ff)	04/19/35		80	81,526
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	790,258
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,250
8.125%(ff)	11/10/33(oo)		200	212,500
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	82,777
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	194,480
6.833%(ff)	11/21/26		400	405,687
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	750	792,756
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
0.010%	05/23/23(d)	1,000		50,000
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	195,794
6.750%(ff)	02/08/28		200	206,096
7.018%(ff)	02/08/30		200	211,558
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	542,846
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		35	35,309
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	750	795,607
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		25	25,233
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	216,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	100	117,935

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	1,000	$1,056,281
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	200	215,047
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	108,764
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.499%(ff)	01/23/35		65	64,613
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34		5	4,988

				21,154,710

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		15	12,866
5.750%	03/02/63		65	62,353

				75,219

Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	108,806
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		700	686,153
Heidelberg Materials AG (Germany),
Sr. Unsec’d. Notes, EMTN
3.375%	10/17/31	EUR	100	104,821
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,000	945,460
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	706,643

				2,551,883

Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		450	382,596
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,038

				426,634

Commercial Services — 0.1%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		975	925,265
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	106,496
5.125%	06/14/33	EUR	200	222,682

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		205	$204,231
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		155	158,396
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	327,867
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	105,986
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		180	174,998
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		25	21,891
3.875%	02/15/31		375	335,075
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29		450	455,220

				3,038,107

Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		775	754,328
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		210	227,180

				981,508

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		285	263,645
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25		110	109,640
3.250%	02/15/27		50	48,050
4.250%	04/15/26		135	133,326
4.950%	01/15/28		145	143,678
5.150%	01/15/30		195	189,019
5.750%	03/01/29		370	373,271
5.750%	11/15/29		110	111,465
6.375%	05/04/28		260	266,960
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	69,983
5.500%	08/15/28		670	650,750
6.000%	01/15/27		225	223,606
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	368,643

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31		175	$166,588
7.875%	12/15/29		250	261,932

				3,380,556

Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		50	48,133
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		10	10,236
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	471,565
5.000%	02/01/31		925	870,360
5.125%	03/15/28		700	678,839
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54		60	58,404
6.250%	10/01/39		40	41,686
6.500%	10/01/53		55	58,487
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		100	101,563
Sr. Unsec’d. Notes
5.800%	06/15/54		25	24,396
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		95	97,962
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)		115	113,429
Sr. Unsec’d. Notes
5.450%	06/15/29		145	146,290
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	195,893
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		60	60,228
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	184,824
Enel SpA (Italy),
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	150	166,254
Engie SA (France),
Jr. Sub. Notes
4.750%(ff)	03/14/30(oo)	EUR	200	214,544
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	100	105,676
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		20	19,825

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		140	$142,694
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,561
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	268,218
Iberdrola Finanzas SA (Spain),
Gtd. Notes, EMTN
4.875%(ff)	04/25/28(oo)	EUR	200	213,831
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		70	62,561
5.400%	06/01/33		235	233,232
5.650%	05/09/34		55	55,347
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	93,442
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	316,160
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	187,890
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		200	205,046
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	547,693
Gtd. Notes, 144A
3.375%	02/15/29		100	90,693
3.625%	02/15/31		1,175	1,026,355
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	165,782
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	42,129
5.800%	05/15/34		120	122,743
6.150%	01/15/33		55	57,113
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		15	15,382
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		50	47,147
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		55	54,690
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	01/15/34		75	72,986
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		375	374,964

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
8.000%(ff)	10/15/26(oo)		1,375	$1,400,025
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		450	481,123
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		130	133,069
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,196
5.700%	12/30/34		25	24,688
6.000%	04/15/34		90	91,035

				10,238,389

Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	109,268
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	89,874
4.500%	07/11/35	EUR	100	110,024
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,025	936,736

				1,245,902

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		450	421,577
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		330	331,603
7.000%	02/15/30		225	229,123
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		275	274,600
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		450	434,079
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	295,360
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29		300	279,094
4.279%	03/15/32		145	127,749
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		225	220,673
7.125%	02/15/31		150	156,047

				2,769,905

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		140	143,611

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	$182,261
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		650	617,059
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,380	1,666,931
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,414,021
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	49,365
Kroger Co. (The),
Sr. Unsec’d. Notes
5.500%	09/15/54		40	37,638
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		350	320,192
4.375%	01/31/32		825	746,369
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		75	69,125
6.375%	03/01/33		365	358,019
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		160	158,892
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33		225	218,616

				5,838,488

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	676,028
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		100	101,801
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	35,883
Gtd. Notes, Series 20-A
1.750%	01/15/31		135	111,140

				924,852

Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		135	112,531
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		700	648,452

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Solventum Corp.,
Gtd. Notes, 144A
5.450%	03/13/31	160	$159,940

			920,923

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	725	665,973
6.875%	09/01/32	235	236,771
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	310	281,475
3.500%	07/15/51	60	38,844
4.625%	03/15/52	70	54,690
5.250%	06/15/49	5	4,332
5.450%	09/15/34	10	9,750
5.950%	09/15/54	35	33,277
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32	225	216,604
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	200	185,689
6.750%	05/15/31(a)	750	757,738

			2,485,143

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	985	893,887
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	325	313,681
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	925	853,313
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	105	100,396

			2,161,277

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	125	125,433
6.625%	05/15/32	65	65,439
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	475	413,947

			604,819

Internet — 0.0%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	55	53,318

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	$110,731
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34		100	95,439
5.350%	09/15/54		15	13,863

				273,351

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	200	195,258

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		205	202,730
7.375%	05/01/33		145	142,613
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.400%	06/28/54		20	19,550

				364,893

Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		425	452,791
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		625	622,344
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		25	24,718
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		275	274,722
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		275	273,707
5.625%	09/30/31		265	260,694
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		450	446,062

				2,355,038

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		570	526,211
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		700	694,879
6.125%	09/15/29		535	533,614
6.500%	04/15/32		300	298,862
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25		950	948,419

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		375	$371,366

				3,373,351

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		75	77,999
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		250	264,397

				342,396

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		250	217,764
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	96,967
3.500%	06/01/41		120	82,280
6.550%	06/01/34		45	46,010
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	58,301
4.800%	05/15/33		90	87,459
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)		230	263
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)		1,750	3,895
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		175	111,114
7.375%	07/01/28		300	214,106
7.750%	07/01/26		225	189,101
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400	1,480,711
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	397,129
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	548,716

				3,533,816

Mining — 0.0%
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	93,994
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		205	206,580
5.634%	04/04/34		75	74,699

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
6.125%	10/06/28		110	$113,428
6.375%	10/06/30		20	20,948
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		425	405,254

				914,903

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	108,472

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		105	105,407

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28		150	151,822
6.000%	06/13/33		150	150,591
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		53	64,022
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		800	816,548
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	100	101,875
6.450%(ff)	12/01/33(oo)		145	149,169
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		200	200,169
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		125	129,893
8.625%	11/01/30		75	78,578
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		30	21,729
5.550%	03/15/54		40	38,429
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		35	33,042
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		210	208,957
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54		25	23,466
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		500	492,314
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		30	22,741
5.375%	01/01/32		25	24,497
7.500%	05/01/31		1,200	1,310,638

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		210	$207,637
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		375	382,771
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	556,092
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		650	567,531
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33		75	79,206
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		10	9,225
TotalEnergies SE (France),
Jr. Sub. Notes
2.000%(ff)	06/04/30(oo)	EUR	100	93,651
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		88	87,890

				6,002,483

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		550	471,052
6.000%	06/15/29		450	453,792
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34		60	60,260
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27		450	446,735

				1,431,839

Pharmaceuticals — 0.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		30	25,652
4.250%	11/21/49		180	146,596
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		275	269,518
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		25	16,969
5.000%	02/15/29		225	133,875
5.250%	01/30/30		150	81,187
5.250%	02/15/31		175	91,437
6.250%	02/15/29		500	307,500
7.000%	01/15/28		100	70,375
9.000%	12/15/25		25	24,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	100	$80,000
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54	135	131,479
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	115	99,781
2.800%	05/15/30	135	121,075
4.850%	12/15/29	235	233,395
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	187,954
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	179,838

			2,200,911

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	675	656,612
6.625%	02/01/32	135	136,042
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	285	275,922
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	20	20,590
6.036%	11/15/33	75	76,995
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77	100	96,250
7.375%(ff)	01/15/83	235	236,763
8.500%(ff)	01/15/84	40	44,350
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54	100	101,133
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,234,517
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	797,788
Sr. Unsec’d. Notes
5.550%	05/15/34	65	64,462
5.600%	09/01/34	40	39,828
5.750%	02/15/33	120	121,475
EnLink Midstream LLC,
Gtd. Notes, 144A
6.500%	09/01/30	115	120,383
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	35	33,437
5.550%	02/16/55	20	19,246
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	300	304,030

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27		150	$149,226
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		95	91,330
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	64,321
4.125%	08/15/31		45	40,377
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,150	1,202,628
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	80,635

				6,008,340

Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,185	1,151,213
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	91,234
5.000%	11/23/30	EUR	100	112,093

				1,354,540

Real Estate Investment Trusts (REITs) — 0.1%
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	200	174,524
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34		80	85,100
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	81,557
Realty Income Corp.,
Sr. Unsec’d. Notes
5.125%	07/06/34	EUR	200	227,610
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		415	416,942
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		725	654,611
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,300	1,385,749
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	98,171

				3,124,264

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.125%	06/15/29		190	$190,000
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		236	252,303
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		950	1,046,258
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		800	740,520
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		425	388,467
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		200	200,394
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		500	496,555

				3,314,497

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	242,503
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	101,843

				344,346

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		145	118,448
3.419%	04/15/33		130	113,831
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		90	78,994
Sr. Unsec’d. Notes
5.750%	02/15/29		25	25,630

				336,903

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	29,588
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		20	20,162

				49,750

Telecommunications — 0.2%
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.750%	05/01/29		475	477,255
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		475	466,138

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		1,000	$831,400
4.875%	06/15/29		50	43,491
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		100	111,406
10.750%	12/15/30		425	476,390
11.000%	11/15/29		1,791	2,015,582
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	954,785
8.750%	03/15/32		500	597,791
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	100	113,897
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	530	590,315
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		140	144,576
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	07/15/29	EUR	1,575	1,734,262

				8,557,288

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,325	1,392,280
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		75	76,570
7.125%	02/01/32		135	138,226

				1,607,076

TOTAL CORPORATE BONDS (cost $116,432,693)				112,147,692

FLOATING RATE AND OTHER LOANS — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25		198	212,451
First Lien Term Loan, 1 Month SOFR + 10.100%
14.712%(c)	05/25/26		7	6,369
Second Lien Term Loan
8.175%	08/24/26		1,269	3,214

				222,034

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27		74	71,910

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
7.183%(c)	02/07/28	EUR	1,498	$1,552,514
Term B Loan Tranche C, 3 Month EURIBOR + 4.500%
7.183%(c)	02/07/28	EUR	674	697,269

				2,249,783

Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27		904	872,833
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29		45	45,685
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30		45	45,966

				964,484

TOTAL FLOATING RATE AND OTHER LOANS (cost $3,937,108)				3,508,211

SOVEREIGN BONDS — 0.5%
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		200	202,626
7.500%	02/12/36		200	204,822
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		450	396,000
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/10/26	EUR	8,000	8,274,032
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		700	535,864
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		350	350,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		450	400,950
French Republic Government Bond OAT (France),
Bonds, 144A
2.750%	02/25/30	EUR	1,250	1,296,809
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	162,050	419,750
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		350	326,946
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		600	586,125
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	716,550	4,397,120

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	206,450	$994,129
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	269,500	1,625,254
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	526,341
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	25,000	1,069,798
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,100	1,457,324
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,050	1,413,725
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	500	432,467
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
3.450%	10/31/34	EUR	2,550	2,727,984
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		450	420,891
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	1,500	1,259,230
4.375%	07/31/54	GBP	900	997,521
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	104,800

TOTAL SOVEREIGN BONDS (cost $31,480,335)				30,421,383

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		1,744	1,663,793
5.000%	09/01/52		1,830	1,771,612
6.000%	09/01/53		1,526	1,534,286
6.500%	01/01/54		516	526,814
Federal National Mortgage Assoc.
2.500%	07/01/50		1,219	1,011,139
2.500%	08/01/51		2,066	1,704,002
3.000%	07/01/52		3,016	2,590,719
5.500%	12/01/52		1,695	1,676,952
6.000%	09/01/53		2,187	2,211,752
Government National Mortgage Assoc.
5.500%	12/20/52		1,264	1,256,595

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,218,725)				15,947,664

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bonds
1.625%	11/15/50(h)		35,005	18,279,173
2.000%	11/15/41		55	36,953

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.250%	05/15/41	70	$49,689
2.250%	08/15/49	2,610	1,617,792
2.375%	11/15/49	1,280	814,400
2.500%	02/15/45	800	555,250
3.000%	11/15/44	10,410	7,903,467
3.000%	02/15/49	18,440	13,429,506
4.125%	08/15/44	8,060	7,300,597
4.500%	11/15/54	3,500	3,342,500
4.750%	11/15/43	4,380	4,327,303
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	17,080	16,678,001
0.125%	01/15/30	18,557	16,859,337
0.125%	01/15/31	1,693	1,503,037
0.125%	02/15/51	3,739	2,056,704
0.250%	07/15/29	1,277	1,183,204
0.250%	02/15/50	2,130	1,241,703
0.375%	01/15/27	647	626,970
0.500%	01/15/28	23,165	22,152,906
0.625%	01/15/26	2,507	2,472,000
0.625%	07/15/32	2,225	1,989,837
0.625%	02/15/43	5,430	3,975,453
0.750%	02/15/42	4,792	3,671,434
0.750%	02/15/45	1,015	735,145
0.875%	01/15/29	3,462	3,306,675
0.875%	02/15/47	510	368,651
1.000%	02/15/46	4,937	3,716,241
1.000%	02/15/48	1,527	1,123,817
1.250%	04/15/28	3,236	3,153,553
1.375%	07/15/33	5,540	5,184,946
1.375%	02/15/44	440	366,082
1.500%	02/15/53	4,960	3,973,452
1.750%	01/15/28	279	276,782
1.750%	01/15/34	9,643	9,249,444
1.875%	07/15/34	4,889	4,739,573
2.125%	04/15/29	5,373	5,381,591
2.375%	01/15/27	11,834	11,942,221
2.500%	01/15/29	810	824,638
3.375%	04/15/32	21,479	23,262,352
3.875%	04/15/29	3,860	4,140,737
U.S. Treasury Notes
0.750%	01/31/28	37,000	33,247,969
1.125%	02/28/27	101,500	95,021,446
4.125%	11/30/31	2,300	2,251,844
4.250%	11/30/26	15,300	15,299,402
U.S. Treasury Strips Coupon
1.600%(s)	08/15/40(k)	3,270	1,487,084
2.419%(s)	05/15/44(k)	3,460	1,302,366
4.202%(s)	05/15/43(k)	7,310	2,888,307
4.327%(s)	08/15/43	560	218,794
4.349%(s)	02/15/43	330	131,600
4.500%(s)	05/15/46	470	160,112
4.568%(s)	11/15/42	220	88,791
4.608%(s)	11/15/48	60	18,169
4.652%(s)	05/15/49	525	154,978
4.663%(s)	02/15/50	840	240,089
4.667%(s)	02/15/39(k)	4,070	2,021,963
4.710%(s)	11/15/43	197	75,991
4.745%(s)	11/15/40	1,470	658,342

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.767%(s)	11/15/41	715	$303,819
4.778%(s)	02/15/42	855	358,833
4.800%(s)	05/15/42	265	109,840
4.920%(s)	08/15/48	380	116,286
4.924%(s)	02/15/49	170	50,675
5.045%(s)	02/15/41	675	297,949

TOTAL U.S. TREASURY OBLIGATIONS (cost $389,476,080)			370,317,765

TOTAL LONG-TERM INVESTMENTS (cost $4,401,848,377)			4,747,240,359

		Shares

SHORT-TERM INVESTMENTS — 18.6%
AFFILIATED MUTUAL FUNDS — 10.6%
PGIM Core Ultra Short Bond Fund(wa)		387,876,372	387,876,372
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $204,302,930; includes $203,346,741 of cash collateral for securities on loan)(b)(wa)		204,425,585	204,302,930

TOTAL AFFILIATED MUTUAL FUNDS (cost $592,179,302)			592,179,302

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 6.3%
U.S. Treasury Bills
4.216%	03/20/25(h)(k)	26,000	25,767,697
4.466%	01/09/25	70,500	70,442,299
4.467%	03/11/25(k)	65,000	64,485,666
4.507%	02/11/25	102,000	101,525,846
4.782%	07/10/25(k)	94,000	91,975,346

TOTAL U.S. TREASURY OBLIGATIONS (cost $353,862,285)			354,196,854

OPTIONS PURCHASED*~ — 1.7%
(cost $81,757,430)			97,214,105

TOTAL SHORT-TERM INVESTMENTS (cost $1,027,799,017)			1,043,590,261

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.4% (cost $5,429,647,394)			5,790,830,620

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $179,046)	$(212,100)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.4% (cost $5,429,468,348)	5,790,618,520
Liabilities in excess of other assets(z) — (3.4)%	(191,603,938)

NET ASSETS — 100.0%	$5,599,014,582

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $372,060 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $200,125,891; cash collateral of $203,346,741 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A, 6.625%, 08/15/27(d)	07/18/19	$230,000	$263	0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	07/18/19-08/30/22	582,750	3,895	0.0

Total		$812,750	$4,158	0.0%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$ 98.00	33	83	$4,538
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$ 75.00	15,300	1,530	20,969,127
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00	60	6	4,010,354
S&P 500 Index (FLEX)	Call	02/08/29	$4,990.00	175	18	32,681,064
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	240	24	39,464,507

Total Exchange Traded (cost $ 81,722,049)						$97,129,590

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	13,890	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	9,260	1,098
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	577	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	1,143	27,141
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	608	—
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	577	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	304	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	577	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	346	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	609	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	601	6
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	597	1
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	299	—
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	577	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	1,143	60
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	569	—
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	346	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	344	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	358	1

Total OTC Traded (cost $35,381)							$28,307

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	9,930	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	9,930	$3,870
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	9,930	6,977
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	3,840	15,102
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	2,880	30,259

Total OTC Swaptions (cost $0)								$56,208

Total Options Purchased (cost $81,757,430)								$97,214,105

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	33	83	$(19,594)
3 Month SOFR	Put	12/12/25	$96.50	33	83	(55,275)

Total Exchange Traded (premiums received $ 73,021)						$(74,869)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	13,890	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	9,260	(4)
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	577	(3,121)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	1,143	(9,300)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	608	(9,358)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	304	(733)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	577	(18,106)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	346	(1)
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	609	(475)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	601	(5,471)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	299	(3,319)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	597	(8,919)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	577	(6)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	1,143	(3,453)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	569	(767)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	344	(176)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	358	(815)

Total OTC Traded (premiums received $ 87,727)							$(64,024)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	19,860	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	19,860	(493)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	19,860	(5,994)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	9,930	(6,363)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	9,930	(5,209)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	7,680	(10,036)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	5,760	(32,002)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	9,090	(5,408)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	9,060	(3,851)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	9,060	(3,851)

Total OTC Swaptions (premiums received $18,298)								$(73,207)

Total Options Written (premiums received $179,046)								$(212,100)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	3,640	$3,356	$(30,496)

(cost $33,852)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	18,200	$(9,489)	$9,393
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	18,200	(1,987)	11,891

Total Centrally Cleared Swaptions (premiums received $32,760)							$(11,476)	$21,284

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Financial Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
529	2 Year U.S.Treasury Notes	Mar. 2025	$108,767,360	$(53,063)
1,302	5 Year U.S.Treasury Notes	Mar. 2025	138,408,706	(738,029)
14	10 Year Australian Treasury Bonds	Mar. 2025	978,099	(14,599)
832	10 Year U.S. Treasury Notes	Mar. 2025	90,480,000	(1,028,387)
372	10 Year U.S. Ultra Treasury Notes	Mar. 2025	41,408,250	(731,025)
190	20 Year U.S. Treasury Bonds	Mar. 2025	21,630,313	(356,437)
3	30 Year Euro Buxl	Mar. 2025	412,310	(17,095)
158	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	18,787,188	(542,512)
106	Euro Schatz Index	Mar. 2025	11,746,964	(22,014)
36	Euro-BTP Italian Government Bond	Mar. 2025	4,474,126	(113,402)
63	FTSE/MIB Index	Mar. 2025	11,191,841	(217,503)
142	IBEX 35 Index	Jan. 2025	17,042,811	(268,987)
647	Mini MSCI EAFE Index	Mar. 2025	73,353,625	(2,438,110)
72	Russell 2000 E-Mini Index	Mar. 2025	8,099,280	(510,570)
469	S&P 500 E-Mini Index	Mar. 2025	139,193,338	(4,516,344)
42	Short Euro-BTP	Mar. 2025	4,673,382	(23,103)
163	TOPIX Index	Mar. 2025	28,866,472	346,124

				(11,245,056)

Short Positions:
26	2 Year U.S.Treasury Notes	Mar. 2025	5,345,844	(339)
48	5 Year Euro-Bobl	Mar. 2025	5,860,093	38,366
8	10 Year Euro-Bund	Mar. 2025	1,105,791	11,429
12	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,335,750	24,165
85	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	10,107,031	529,490

				603,111

				$(10,641,945)

Commodity Futures contracts outstanding at December 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
136	Brent Crude	Mar. 2025	$10,151,040	$64,267
48	Coffee ’C’	Mar. 2025	5,755,500	838,228
73	Copper	Mar. 2025	7,348,363	(563,100)
288	Corn	Mar. 2025	6,602,400	368,490
139	Cotton No. 2	Mar. 2025	4,753,800	(224,122)
54	Gasoline RBOB	Mar. 2025	4,601,999	149,727
91	Gold 100 OZ	Feb. 2025	24,033,100	(1,163,141)
81	Hard Red Winter Wheat	Mar. 2025	2,264,963	(121,803)
112	Lean Hogs	Feb. 2025	3,642,240	(183,174)
86	Live Cattle	Feb. 2025	6,591,040	167,085
25	LME Lead	Jan. 2025	1,207,931	(136,658)
23	LME Lead	Mar. 2025	1,120,181	(88,235)
54	LME Nickel	Jan. 2025	4,905,383	(720,911)
14	LME Nickel	Mar. 2025	1,285,481	(59,392)
103	LME PRI Aluminum	Jan. 2025	6,531,436	(316,594)
108	LME PRI Aluminum	Mar. 2025	6,898,419	(230,109)
43	LME Zinc	Jan. 2025	3,182,473	(230,752)
40	LME Zinc	Mar. 2025	2,980,340	(135,003)
52	Low Sulphur Gas Oil	Mar. 2025	3,577,600	168,348
449	Natural Gas	Mar. 2025	13,910,020	1,617,177
57	No. 2 Soft Red Winter Wheat	Mar. 2025	1,571,775	(104,687)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Commodity Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
42	NY Harbor ULSD	Mar. 2025	$4,047,322	$231,973
66	Silver	Mar. 2025	9,649,860	(1,077,538)
162	Soybean	Mar. 2025	8,185,050	132,335
132	Soybean Meal	Mar. 2025	4,183,080	259,220
155	Soybean Oil	Mar. 2025	3,753,480	(125,866)
171	Sugar #11 (World)	Mar. 2025	3,688,675	(316,159)
177	WTI Crude	Mar. 2025	12,611,250	567,761

				(1,232,633)

Short Positions:
25	LME Lead	Jan. 2025	1,207,931	97,859
54	LME Nickel	Jan. 2025	4,905,383	231,773
10	LME Nickel	Mar. 2025	918,200	25,601
103	LME PRI Aluminum	Jan. 2025	6,531,436	231,864
43	LME Zinc	Jan. 2025	3,182,473	149,876
21	LME Zinc	Mar. 2025	1,564,679	75,404

				812,377

				$(420,256)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/25	CITI	AUD	1,207	$770,520	$747,334	$—	$(23,186)
Expiring 01/22/25	HSBC	AUD	21	13,171	12,796	—	(375)
Expiring 01/22/25	MSI	AUD	202	125,572	125,031	—	(541)
Expiring 01/22/25	SSB	AUD	30	18,669	18,569	—	(100)
Expiring 01/22/25	WBC	AUD	106	66,045	65,734	—	(311)
Brazilian Real,
Expiring 01/23/25	MSI	BRL	1,483	236,200	239,089	2,889	—
Expiring 02/04/25	GSI	BRL	12,356	2,117,417	1,986,875	—	(130,542)
Expiring 02/04/25	GSI	BRL	3,471	591,000	558,209	—	(32,791)
British Pound,
Expiring 03/19/25	CITI	GBP	617	776,750	772,465	—	(4,285)
Canadian Dollar,
Expiring 01/22/25	MSI	CAD	91	63,667	63,637	—	(30)
Chinese Renminbi,
Expiring 02/19/25	MSI	CNH	3,239	446,161	441,881	—	(4,280)
Czech Koruna,
Expiring 01/21/25	DB	CZK	16,312	689,000	670,725	—	(18,275)
Expiring 01/21/25	MSI	CZK	14,889	640,000	612,214	—	(27,786)
Expiring 03/19/25	CITI	CZK	7,544	317,294	310,500	—	(6,794)
Danish Krone,
Expiring 03/19/25	MSI	DKK	5,432	766,898	757,854	—	(9,044)
Euro,
Expiring 01/21/25	BARC	EUR	723	761,189	749,545	—	(11,644)
Expiring 01/21/25	CITI	EUR	435	458,014	450,944	—	(7,070)
Expiring 01/21/25	CITI	EUR	273	286,500	283,008	—	(3,492)
Expiring 01/21/25	CITI	EUR	271	286,500	280,946	—	(5,554)
Expiring 01/21/25	DB	EUR	1,097	1,156,986	1,137,138	—	(19,848)
Expiring 01/21/25	JPM	EUR	537	584,261	556,715	—	(27,546)
Expiring 01/22/25	HSBC	EUR	331	342,498	342,648	150	—

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 03/19/25	CITI	EUR	1,189	$1,244,202	$1,235,809	$—	$(8,393)
Hong Kong Dollar,
Expiring 02/19/25	GSI	HKD	19,376	2,494,180	2,496,206	2,026	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	330,673	884,000	831,635	—	(52,365)
Indian Rupee,
Expiring 03/19/25	BOA	INR	111,602	1,311,000	1,293,590	—	(17,410)
Expiring 03/19/25	BOA	INR	87,807	1,031,000	1,017,780	—	(13,220)
Expiring 03/19/25	HSBC	INR	84,756	992,000	982,419	—	(9,581)
Expiring 03/19/25	UAG	INR	271,650	3,179,537	3,148,715	—	(30,822)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	53,512,190	3,356,259	3,284,432	—	(71,827)
Israeli Shekel,
Expiring 01/22/25	MSI	ILS	4,277	1,199,748	1,177,042	—	(22,706)
Japanese Yen,
Expiring 02/19/25	WBC	JPY	119,264	761,372	762,462	1,090	—
Mexican Peso,
Expiring 03/19/25	JPM	MXN	7,735	376,546	366,156	—	(10,390)
Expiring 03/19/25	UAG	MXN	13,270	648,768	628,173	—	(20,595)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	34,396	1,057,000	1,048,524	—	(8,476)
Expiring 03/19/25	CITI	TWD	33,279	1,030,000	1,014,488	—	(15,512)
Expiring 03/19/25	CITI	TWD	26,575	823,000	810,103	—	(12,897)
Norwegian Krone,
Expiring 03/19/25	MSI	NOK	322	28,373	28,281	—	(92)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	87,246	1,491,455	1,492,464	1,009	—
Expiring 03/19/25	JPM	PHP	31,499	531,000	538,835	7,835	—
Expiring 03/19/25	JPM	PHP	31,404	531,000	537,209	6,209	—
Polish Zloty,
Expiring 01/21/25	DB	PLN	4,617	1,165,661	1,117,191	—	(48,470)
Singapore Dollar,
Expiring 02/19/25	CITI	SGD	2,888	2,151,711	2,119,292	—	(32,419)
South African Rand,
Expiring 03/19/25	BARC	ZAR	13,709	762,816	721,267	—	(41,549)
South Korean Won,
Expiring 01/02/25	MSI	KRW	872,480	608,000	592,123	—	(15,877)
Swedish Krona,
Expiring 03/19/25	CITI	SEK	35,559	3,247,165	3,227,710	—	(19,455)
Swiss Franc,
Expiring 03/19/25	GSI	CHF	7,853	8,931,238	8,730,014	—	(201,224)
Expiring 03/19/25	MSI	CHF	75	83,975	83,373	—	(602)
Thai Baht,
Expiring 03/19/25	BOA	THB	22,567	665,000	665,332	332	—
Expiring 03/19/25	CITI	THB	27,166	789,000	800,932	11,932	—
Turkish Lira,
Expiring 01/13/25	BARC	TRY	16,077	447,262	448,789	1,527	—
Expiring 01/13/25	BARC	TRY	12,244	340,357	341,771	1,414	—
Expiring 01/15/25	HSBC	TRY	50,832	1,410,034	1,416,011	5,977	—
Expiring 01/22/25	CITI	TRY	47,542	1,310,330	1,314,842	4,512	—

				$56,397,301	$55,456,827	46,902	(987,376)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/25	HSBC	AUD	30	$18,718	$18,569	$149	$—
Expiring 01/22/25	HSBC	AUD	21	13,168	12,797	371	—
Expiring 01/22/25	MSI	AUD	460	286,622	284,475	2,147	—
Brazilian Real,
Expiring 01/23/25	JPM	BRL	1,483	236,200	239,089	—	(2,889)
British Pound,
Expiring 01/10/25	BARC	GBP	3,791	4,745,457	4,745,849	—	(392)
Expiring 01/21/25	HSBC	GBP	720	937,071	901,240	35,831	—
Expiring 01/22/25	HSBC	GBP	2,495	3,173,883	3,123,169	50,714	—
Expiring 03/19/25	GSI	GBP	4,218	5,349,812	5,277,382	72,430	—
Canadian Dollar,
Expiring 01/22/25	CITI	CAD	3,410	2,408,128	2,374,461	33,667	—
Expiring 01/22/25	HSBC	CAD	4,189	2,960,260	2,916,320	43,940	—
Chilean Peso,
Expiring 03/19/25	TD	CLP	377,872	389,398	379,589	9,809	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	8,531	1,180,000	1,164,784	15,216	—
Expiring 03/19/25	GSI	CNH	2,341	322,600	319,698	2,902	—
Expiring 03/19/25	SCB	CNH	6,613	914,000	902,978	11,022	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	42,169	1,834,349	1,733,923	100,426	—
Expiring 01/21/25	CITI	CZK	42,169	1,820,232	1,733,923	86,309	—
Expiring 01/21/25	UAG	CZK	21,182	877,000	870,963	6,037	—
Expiring 01/21/25	UAG	CZK	14,538	628,000	597,760	30,240	—
Euro,
Expiring 01/10/25	UAG	EUR	19,518	20,372,800	20,225,740	147,060	—
Expiring 01/21/25	BARC	EUR	4,644	5,099,479	4,814,945	284,534	—
Expiring 01/21/25	BNYM	EUR	2,777	2,919,926	2,878,953	40,973	—
Expiring 01/21/25	CITI	EUR	1,059	1,144,000	1,097,939	46,061	—
Expiring 01/21/25	CITI	EUR	545	573,000	564,958	8,042	—
Expiring 01/21/25	CITI	EUR	537	582,242	556,715	25,527	—
Expiring 01/21/25	GSI	EUR	3,585	3,917,138	3,716,878	200,260	—
Expiring 01/21/25	SSB	EUR	3,612	3,983,178	3,744,957	238,221	—
Expiring 01/22/25	HSBC	EUR	24,598	25,805,793	25,501,673	304,120	—
Expiring 01/22/25	HSBC	EUR	550	578,829	570,216	8,613	—
Expiring 03/19/25	CITI	EUR	3,822	4,019,660	3,972,696	46,964	—
Expiring 03/19/25	CITI	EUR	365	380,633	379,089	1,544	—
Expiring 03/19/25	GSI	EUR	331	348,789	344,060	4,729	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	246,062	621,000	618,841	2,159	—
Expiring 01/21/25	UAG	HUF	187,177	508,137	470,747	37,390	—
Expiring 01/22/25	HSBC	HUF	171,729	440,923	431,874	9,049	—
Indonesian Rupiah,
Expiring 03/19/25	CITI	IDR	9,813,420	612,000	602,321	9,679	—
Japanese Yen,
Expiring 01/22/25	HSBC	JPY	1,111,295	7,350,030	7,081,254	268,776	—
Mexican Peso,
Expiring 01/22/25	MLC	MXN	22,695	1,117,911	1,084,093	33,818	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	156,789	4,860,470	4,779,564	80,906	—
Expiring 03/19/25	SCB	TWD	34,834	1,074,000	1,061,885	12,115	—
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	2,267	608,000	602,058	5,942	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	2,118	520,000	512,367	7,633	—

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 01/21/25	BOA	PLN	2,127	$523,000	$514,555	$8,445	$—
Expiring 01/21/25	GSI	PLN	2,721	670,000	658,335	11,665	—
Singapore Dollar,
Expiring 03/19/25	JPM	SGD	1,440	1,069,000	1,057,874	11,126	—
Expiring 03/19/25	SCB	SGD	3,959	2,970,150	2,908,217	61,933	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	16,604	884,480	879,717	4,763	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	1,332,273	921,000	904,440	16,560	—
Expiring 03/19/25	HSBC	KRW	854,626	607,000	580,180	26,820	—
Expiring 03/19/25	JPM	KRW	4,674,873	3,282,294	3,173,632	108,662	—
Thai Baht,
Expiring 03/19/25	HSBC	THB	97,006	2,861,918	2,860,014	1,904	—
Expiring 03/19/25	JPM	THB	34,215	1,000,000	1,008,746	—	(8,746)
Turkish Lira,
Expiring 01/22/25	CITI	TRY	22,069	612,000	610,342	1,658	—
Expiring 01/22/25	CITI	TRY	21,189	588,000	586,000	2,000	—

				$131,521,678	$128,952,844	2,580,861	(12,027)

						$2,627,763	$(999,403)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,745	$(1,337)	$(445)	$(892)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	580	(444)	(147)	(297)	BARC

					$(1,781)	$(592)	$(1,189)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	1,180	0.091%	$524	$334	$190	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	56,560	0.499%	$1,329,208	$1,281,313	$(47,895)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP 2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	$(144,600)	$239,374	$383,974
GBP 1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	(94,015)	214,215	308,230
GBP 247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(10,753)	56,018	66,771
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(9,764)	(9,764)
9,328	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	2,994	2,994
21,087	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	2,605	2,605
60,230	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	156,029	156,029
29,870	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.490%	1,928	(35,617)	(37,545)
27,245	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(89,349)	(89,349)
23,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	153,154	125,427	(27,727)
30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(125,823)	(125,823)
4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	908	(47,928)	(48,836)
13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	3,847	67,534	63,687
8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(8,660)	(19,080)	(10,420)
10,670	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/4.490%	—	(155,078)	(155,078)
3,900	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	(28,136)	(135,165)	(107,029)
1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	581,995	598,040	16,045
3,450	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	26,742	128,672	101,930
8,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	152,504	152,504

				$482,410	$1,125,608	$643,198

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

				Long (Short)		Upfront
				Notional		Premiums	Unrealized
Reference Entity	Financing		Termination	Amount	Fair	Paid	Appreciation
	Rate	Counterparty	Date	(000)#(1)	Value	(Received)	(Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.310%	BOA	03/31/25	34,619	$(4,145)	$—	$(4,145)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Total return swap agreements outstanding at December 31, 2024 (continued):

				Long (Short)		Upfront
				Notional		Premiums	Unrealized
Reference Entity	Financing		Termination	Amount	Fair	Paid	Appreciation
	Rate	Counterparty	Date	(000)#(1)	Value	(Received)	(Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(11,586)	$1,147,769	$—	$1,147,769
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	GSI	02/03/25	10,060	(628,739)	—	(628,739)

					$514,885	$—	$514,885

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$334	$(592)	$1,147,959	$(634,073)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,003,611
GS	294,000	—
MSC	—	19,070,976
SG	—	17,839,175

Total	$294,000	$41,913,762

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$404,756,029	$—	$—
Fixed Income	675,401,335	—	—
Common Stocks	1,457,355,627	766,410,801	372,060
Preferred Stocks	1,819,568	395,633	—
Unaffiliated Exchange-Traded Funds	507,570,859	—	—
Unaffiliated Funds	240,006,076	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities
Collateralized Loan Obligations	$—	$160,809,656	$—
Corporate Bonds	—	112,147,692	—
Floating Rate and Other Loans	—	3,508,211	—
Sovereign Bonds	—	30,421,383	—
U.S. Government Agency Obligations	—	15,947,664	—
U.S. Treasury Obligations	—	370,317,765	—
Short-Term Investments
Affiliated Mutual Funds	592,179,302	—	—
U.S. Treasury Obligations	—	354,196,854	—
Options Purchased	4,538	97,209,567	—

Total	$3,879,093,334	$1,911,365,226	$372,060

Liabilities
Options Written	$(74,869)	$(137,231)	$—

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$21,284	$—
Financial Futures Contracts	949,574	—	—
Commodity Futures Contracts	5,376,988	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,627,763	—
OTC Credit Default Swap Agreement	—	524	—
Centrally Cleared Interest Rate Swap Agreements	—	1,254,769	—
OTC Total Return Swap Agreement	—	1,147,769	—

Total	$6,326,562	$5,052,109	$—

Liabilities
Centrally Cleared Swaptions Purchased	$—	$(30,496)	$—
Financial Futures Contracts	(11,591,519)	—	—
Commodity Futures Contracts	(5,797,244)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(999,403)	—
Centrally Cleared Credit Default Swap Agreement	—	(47,895)	—
OTC Credit Default Swap Agreements	—	(1,781)	—
Centrally Cleared Interest Rate Swap Agreements	—	(611,571)	—
OTC Total Return Swap Agreements	—	(632,884)	—

Total	$(17,388,763)	$(2,324,030)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (3.6% represents investments purchased with collateral from securities on loan)	29.9%
U.S. Treasury Obligations	12.9
Unaffiliated Exchange-Traded Funds	9.1
Unaffiliated Funds	4.3
Banks	3.1
Semiconductors & Semiconductor Equipment	3.0
Collateralized Loan Obligations	2.9
Software	2.7
Pharmaceuticals	1.9
Technology Hardware, Storage & Peripherals	1.8
Options Purchased	1.7

Interactive Media & Services	1.5%
Insurance	1.5
Oil, Gas & Consumable Fuels	1.3
Capital Markets	1.1
Broadline Retail	1.1
Specialized REITs	0.9
Financial Services	0.9
Automobiles	0.9
Aerospace & Defense	0.8
Hotels, Restaurants & Leisure	0.8
Machinery	0.8
Health Care Equipment & Supplies	0.7
Consumer Staples Distribution & Retail	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Entertainment	0.7%
Specialty Retail	0.6
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Retail REITs	0.6
Electric Utilities	0.6
Sovereign Bonds	0.5
Biotechnology	0.5
Chemicals	0.5
Industrial REITs	0.5
Health Care Providers & Services	0.4
Food Products	0.4
Metals & Mining	0.4
Health Care REITs	0.4
Diversified Telecommunication Services	0.4
Residential REITs	0.4
Industrial Conglomerates	0.4
Multi-Utilities	0.4
Professional Services	0.4
Beverages	0.3
IT Services	0.3
Ground Transportation	0.3
Trading Companies & Distributors	0.3
Household Products	0.3
Building Products	0.3
U.S. Government Agency Obligations	0.3
Communications Equipment	0.3
Tobacco	0.3
Life Sciences Tools & Services	0.3
Construction Materials	0.3
Personal Care Products	0.3
Construction & Engineering	0.3
Electronic Equipment, Instruments & Components	0.2
Real Estate Management & Development	0.2
Household Durables	0.2
Wireless Telecommunication Services	0.2
Media	0.2
Electric	0.2
Telecommunications	0.2
Passenger Airlines	0.2
Retail	0.2
Consumer Finance	0.1
Diversified REITs	0.1
Office REITs	0.1
Commercial Services & Supplies	0.1
Air Freight & Logistics	0.1
Pipelines	0.1
Oil & Gas	0.1
Foods	0.1

Automobile Components	0.1%
Energy Equipment & Services	0.1
Health Care Technology	0.1
Marine Transportation	0.1
Hotel & Resort REITs	0.1
Diversified Financial Services	0.1
Lodging	0.1
Independent Power & Renewable Electricity Producers	0.1
Real Estate Investment Trusts (REITs)	0.1
Commercial Services	0.1
Transportation Infrastructure	0.1
Building Materials	0.1
Healthcare-Services	0.1
Leisure Time	0.0	*
Leisure Products	0.0	*
Auto Parts & Equipment	0.0	*
Diversified Consumer Services	0.0	*
Home Builders	0.0	*
Containers & Packaging	0.0	*
Airlines	0.0	*
Transportation	0.0	*
Auto Manufacturers	0.0	*
Packaging & Containers	0.0	*
Real Estate	0.0	*
Gas Utilities	0.0	*
Engineering & Construction	0.0	*
Computers	0.0	*
Gas	0.0	*
Healthcare-Products	0.0	*
Mining	0.0	*
Housewares	0.0	*
Iron/Steel	0.0	*
Savings & Loans	0.0	*
Machinery-Diversified	0.0	*
Semiconductors	0.0	*
Paper & Forest Products	0.0	*
Internet	0.0	*
Investment Companies	0.0	*
Environmental Control	0.0	*
Miscellaneous Manufacturing	0.0	*
Multi-National	0.0	*

	103.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$5,376,988	*	Due from/to broker-variation margin futures	$5,797,244	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	4,145
Credit contracts	Due from/to broker-variation margin swaps and swaptions	21,284*		Due from/to broker-variation margin swaps and swaptions	78,391*

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$334		Premiums received for OTC swap agreements	$592
Credit contracts	—	—		Options written outstanding, at value	13,110
Credit contracts	Unrealized appreciation on OTC swap agreements	190		Unrealized depreciation on OTC swap agreements	1,189
Equity contracts	Due from/to broker-variation margin futures	346,124	*	Due from/to broker-variation margin futures	7,951,514	*
Equity contracts	Unaffiliated investments	97,125,052		—	—
Foreign exchange contracts	Unaffiliated investments	27,209		Options written outstanding, at value	64,020
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,627,763		Unrealized depreciation on OTC forward foreign currency exchange contracts	999,403
Interest rate contracts	Due from/to broker-variation margin futures	603,450	*	Due from/to broker-variation margin futures	3,640,005	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,254,769	*	Due from/to broker-variation margin swaps	611,571	*
Interest rate contracts	Unaffiliated investments	61,844		Options written outstanding, at value	134,970
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,147,769		Unrealized depreciation on OTC swap agreements	628,739

		$108,592,776			$19,924,893

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$1,004,466	$—	$66,440
Credit contracts	—	17,422	—	—	486,252
Equity contracts	14,169,097	—	64,221,835	—	—
Foreign exchange contracts	(4,352)	87,124	—	1,515,804	—
Interest rate contracts	37,807	(19,407)	(10,321,699)	—	(1,090,401)

Total	$14,202,552	$85,139	$54,904,602	$1,515,804	$(537,709)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts.	$—	$—	$(2,085,371)	$—	$6,219
Credit contracts	(30,496)	26,499	—	—	(15,431)
Equity contracts	19,418,130	—	(25,273,688)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$12,130	$18,336	$—	$2,078,184	$—
Interest rate contracts	37,364	(56,578)	(12,639,238)	—	1,471,528

Total	$19,437,128	$(11,743)	$(39,998,297)	$2,078,184	$1,462,316

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$76,552,749
Options Written (2)	46,295,400
Futures Contracts - Long Positions (2)	1,041,533,442
Futures Contracts - Short Positions (2)	31,786,820
Forward Foreign Currency Exchange Contracts - Purchased (3)	53,093,669
Forward Foreign Currency Exchange Contracts - Sold (3)	103,544,420
Cross Currency Exchange Contracts (4)	549,937
Interest Rate Swap Agreements (2)	205,534,991
Credit Default Swap Agreements - Buy Protection (2)	18,043,285
Credit Default Swap Agreements - Sell Protection (2)	26,838,007
Total Return Swap Agreements (2)	49,712,540

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$200,125,891	$(200,125,891)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$300,395	$(55,366)	$245,029	$(238,328)	$6,701
BNP(4)	100,426	(3,851)	96,575	—	96,575
BNYM(4)	40,973	—	40,973	—	40,973
BOA(3)	—	(4,145)	(4,145)	4,145	—
BOA(4)	40,553	(39,839)	714	—	714
CITI(4)	287,473	(62,584)	224,889	—	224,889
CITI(5)	82,175	(94,532)	(12,357)	—	(12,357)
DB(4)	—	(157,064)	(157,064)	—	(157,064)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI(4)	$1,363,605	$(804,452)	$559,153	$(559,153)	$—
GSI(5)	79,185	(201,224)	(122,039)	—	(122,039)
HSBC(4)	70,532	(9,581)	60,951	—	60,951
HSBC(6)	685,882	(375)	685,507	—	685,507
JPM(4)	207,498	(191,497)	16,001	—	16,001
MSI(4)	2,891	(57,666)	(54,775)	54,775	—
MSI(5)	2,147	(37,295)	(35,148)	—	(35,148)
SCB(4)	91,012	—	91,012	—	91,012
SSB(4)	238,221	—	238,221	(166,811)	71,410
SSB(6)	33,818	(100)	33,718	—	33,718
TD(4)	9,809	—	9,809	—	9,809
UAG(4)	222,886	(51,417)	171,469	—	171,469
WBC(5)	1,090	(311)	779	—	779

	$3,860,571	$(1,771,299)	$2,089,272	$(905,372)	$1,183,900

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $200,125,891:
Unaffiliated investments (cost $3,866,927,071)	$4,118,493,954
Affiliated investments (cost $1,562,720,323)	1,672,336,666
Foreign currency, at value (cost $5,458,331)	5,408,887
Cash	40,044
Receivable for investments sold	8,358,857
Dividends and interest receivable	8,195,557
Tax reclaim receivable	6,524,828
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,627,763
Unrealized appreciation on OTC swap agreements	1,147,959
Deposit with broker for centrally cleared/exchange-traded derivatives	294,000
Receivable for Portfolio shares sold	15,625
Receivable from affiliate	9,955
Due from broker-variation margin futures	9,086
Due from broker-variation margin swaps and swaptions	4,442
Premiums paid for OTC swap agreements	334
Prepaid expenses	46,780

Total Assets	5,823,514,737

LIABILITIES
Payable to broker for collateral for securities on loan	203,346,741
Payable for investments purchased	6,558,765
Payable for Portfolio shares purchased	3,386,973
Payable to affiliate	2,902,191
Accrued expenses and other liabilities	2,535,233
Management fee payable	1,492,455
Deposit due to broker for centrally cleared swaps/exchange-traded derivatives	1,105,276
Due to broker-variation margin futures	1,058,589
Unrealized depreciation on OTC forward foreign currency exchange contracts	999,403
Unrealized depreciation on OTC swap agreements	634,073
Options written outstanding, at value (premiums received $179,046)	212,100
Distribution fee payable	187,121
Foreign capital gains tax liability accrued	76,456
Trustees’ fees payable	3,480
Affiliated transfer agent fee payable	707
Premiums received for OTC swap agreements	592

Total Liabilities	224,500,155

NET ASSETS	$5,599,014,582

Net assets were comprised of:
Partners’ Equity	$5,599,014,582

Net asset value and redemption price per share, $5,599,014,582 / 193,931,844 outstanding shares of beneficial interest	$28.87

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,286,359 foreign withholding tax, of which $387,075 is reimbursable by an affiliate)	$65,564,444
Interest income (net of $7,939 foreign withholding tax)	43,979,729
Affiliated dividend income	30,812,183
Income from securities lending, net (including affiliated income of $588,498)	633,371

Total income	140,989,727

EXPENSES
Management fee	38,623,064
Distribution fee	14,897,280
Custodian and accounting fees	781,423
Professional fees	195,278
Audit fee	111,300
Trustees’ fees	103,920
Shareholders’ reports	16,696
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	176,313

Total expenses	54,914,313
Less: Fee waiver and/or expense reimbursement	(9,425,750)
Distribution fee waiver	(1,855,807)

Net expenses	43,632,756

NET INVESTMENT INCOME (LOSS)	97,356,971

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $64,011,159) (net of foreign capital gains taxes $(209,915))	426,550,889
Net capital gain distributions received	829,938
Futures transactions	54,904,602
Forward and cross currency contract transactions	1,515,804
Options written transactions	85,139
Swap agreements transactions	(537,709)
Foreign currency transactions	(2,505,922)

480,842,741

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $50,082,829) (net of change in foreign capital gains taxes $(65,901))	83,294,737
Futures	(39,998,297)
Forward and cross currency contracts	2,078,184
Options written	(11,743)
Swap agreements	1,462,316
Foreign currencies	572,734

47,397,931

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	528,240,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$625,597,643

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$97,356,971	$128,413,257
Net realized gain (loss) on investment and foreign currency transactions	480,012,803	121,124,011
Net capital gain distributions received	829,938	1,338,816
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	47,397,931	526,839,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	625,597,643	777,715,991

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,281,611 and 24,100,356 shares, respectively]	63,865,138	586,060,941
Portfolio shares purchased [40,740,085 and 48,513,634 shares, respectively]	(1,134,633,531)	(1,155,783,212)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,070,768,393)	(569,722,271)

TOTAL INCREASE (DECREASE)	(445,170,750)	207,993,720
NET ASSETS:
Beginning of year	6,044,185,332	5,836,191,612

End of year	$5,599,014,582	$6,044,185,332

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$26.01	$22.73	$27.25	$23.95	$21.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.45	0.52	0.42	0.27	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions.	2.41	2.76	(4.94)	3.03	2.10

Total from investment operations	2.86	3.28	(4.52)	3.30	2.32

Net Asset Value, end of year	$28.87	$26.01	$22.73	$27.25	$23.95

Total Return(b)	11.00%	14.48%	(16.62)%	13.83%	10.68%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$5,599	$6,044	$5,836	$8,610	$8,621
Average net assets (in millions)	$5,960	$5,900	$6,884	$8,754	$7,816
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73%	0.87%	0.87%	0.85%	0.87%
Expenses before waivers and/or expense reimbursement	0.92%	0.92%	0.91%	0.89%	0.91%
Net investment income (loss)	1.63%	2.18%	1.74%	1.06%	1.06%
Portfolio turnover rate(d)(e)	87%	298%	537%	467%	728%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
AFFILIATED MUTUAL FUNDS — 28.9%
Domestic Equity — 10.9%
AST Large-Cap Growth Portfolio*	17,221,706	$1,624,867,938
AST Large-Cap Value Portfolio*	11,700,576	615,333,318
AST Small-Cap Equity Portfolio*	5,419,661	434,439,986

		2,674,641,242

Fixed Income — 17.7%
AST PGIM Fixed Income Central Portfolio*	385,650,373	4,257,580,120
PSF PGIM High Yield Bond Portfolio*	10,609,458	76,282,001

		4,333,862,121

International Equity — 0.3%
PGIM Global Real Estate Fund	1,906,086	36,882,757
PGIM Jennison Emerging Markets Equity Opportunities Fund	1,594,257	27,963,262

		64,846,019

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,478,773,220)(wa)		7,073,349,382

COMMON STOCKS — 32.3%
Aerospace & Defense — 0.8%
Airbus SE (France)	52,754	8,447,551
BAE Systems PLC (United Kingdom)	247,669	3,552,882
Boeing Co. (The)*	19,960	3,532,920
Dassault Aviation SA (France)	2,602	531,682
General Dynamics Corp.	25,854	6,812,270
General Electric Co.	160,600	26,786,474
Howmet Aerospace, Inc.	136,405	14,918,615
Kongsberg Gruppen ASA (Norway)	29,685	3,339,763
L3Harris Technologies, Inc.	62,700	13,184,556
Leonardo SpA (Italy)	33,288	895,574
Lockheed Martin Corp.	33,500	16,278,990
MTU Aero Engines AG (Germany)	8,869	2,962,210
Northrop Grumman Corp.	55,523	26,056,389
Rheinmetall AG (Germany)	5,664	3,618,775
Rolls-Royce Holdings PLC (United Kingdom)*	1,146,375	8,129,397
RTX Corp.	220,488	25,514,871
Safran SA (France)	64,988	14,239,366
Singapore Technologies Engineering Ltd. (Singapore)	203,500	694,373
Thales SA (France)	27,163	3,900,482

		183,397,140

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	105,894	3,738,311
DSV A/S (Denmark)	2,966	631,656
InPost SA (Poland)*	45,240	772,345
United Parcel Service, Inc. (Class B Stock)	185,452	23,385,497

		28,527,809

Automobile Components — 0.1%
Aisin Corp. (Japan)	98,800	1,103,812
Cie Generale des Etablissements Michelin SCA (France)	215,134	7,079,084
Continental AG (Germany)	38,034	2,562,863

	Shares	Value

COMMON STOCKS (continued)
Automobile Components (cont’d.)
Denso Corp. (Japan)	213,000	$2,936,631
Sumitomo Electric Industries Ltd. (Japan)	89,100	1,592,883

		15,275,273

Automobiles — 0.7%
BYD Co. Ltd. (China) (Class H Stock)	109,289	3,717,261
Ferrari NV (Italy)	38,884	16,591,764
Ford Motor Co.	720,700	7,134,930
General Motors Co.	382,796	20,391,543
Honda Motor Co. Ltd. (Japan)	89,800	854,969
Isuzu Motors Ltd. (Japan)	29,700	404,021
Mahindra & Mahindra Ltd. (India)	42,701	1,494,672
Mazda Motor Corp. (Japan)	23,900	162,964
Mercedes-Benz Group AG (Germany)	57,463	3,203,665
Stellantis NV	178,621	2,323,578
Subaru Corp. (Japan)	248,400	4,413,649
Suzuki Motor Corp. (Japan)	454,600	5,093,496
Tesla, Inc.*	229,773	92,791,528
Toyota Motor Corp. (Japan)	834,700	16,297,720
Yamaha Motor Co. Ltd. (Japan)	389,800	3,434,412

		178,310,172

Banks — 2.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	126,491	1,951,956
AIB Group PLC (Ireland)	1,962,667	10,853,360
ANZ Group Holdings Ltd. (Australia)	690,039	12,158,350
Banco Bilbao Vizcaya Argentaria SA (Spain)	789,813	7,727,876
Banco BPM SpA (Italy)	280,771	2,273,291
Banco Santander SA (Spain)	1,564,864	7,239,455
Bank Central Asia Tbk PT (Indonesia)	1,971,479	1,181,691
Bank Hapoalim BM (Israel)	34,302	414,099
Bank Leumi Le-Israel BM (Israel)	267,450	3,181,941
Bank of America Corp.	1,003,010	44,082,289
Barclays PLC (United Kingdom)	3,198,707	10,700,309
BNP Paribas SA (France)	164,328	10,089,218
BOC Hong Kong Holdings Ltd. (China)	341,000	1,088,860
BPER Banca SpA (Italy)	684,426	4,365,150
CaixaBank SA (Spain)	1,470,405	7,983,083
Citigroup, Inc.	179,300	12,620,927
Citizens Financial Group, Inc.	52,800	2,310,528
Commonwealth Bank of Australia (Australia)	155,895	14,750,974
Credit Agricole SA (France)	189,401	2,606,069
Danske Bank A/S (Denmark)	73,345	2,079,527
DBS Group Holdings Ltd. (Singapore)	161,310	5,169,254
DNB Bank ASA (Norway)	260,742	5,205,566
East West Bancorp, Inc.	24,129	2,310,593
Erste Group Bank AG (Austria)	75,877	4,696,492
HSBC Holdings PLC (United Kingdom)	3,024,139	29,706,423
Huntington Bancshares, Inc.	97,800	1,591,206
ING Groep NV (Netherlands)	879,189	13,778,289
Intesa Sanpaolo SpA (Italy)	1,964,466	7,879,116
Japan Post Bank Co. Ltd. (Japan)	44,800	423,434
JPMorgan Chase & Co.	298,453	71,542,169
KeyCorp.	190,000	3,256,600

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	4,939,148	$3,373,087
M&T Bank Corp.	16,200	3,045,762
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,140,300	24,987,371
Mizrahi Tefahot Bank Ltd. (Israel)	18,850	815,998
Mizuho Financial Group, Inc. (Japan)	224,100	5,470,851
National Australia Bank Ltd. (Australia)	170,697	3,911,065
NatWest Group PLC (United Kingdom)	1,358,681	6,808,698
Nordea Bank Abp (Finland)	513,839	5,606,370
NU Holdings Ltd. (Brazil) (Class A Stock)*	870,224	9,015,521
Oversea-Chinese Banking Corp. Ltd. (Singapore)	253,500	3,096,015
Pinnacle Financial Partners, Inc.(a)	12,833	1,467,967
PNC Financial Services Group, Inc. (The)	163,256	31,483,920
Popular, Inc. (Puerto Rico)	16,300	1,533,178
Resona Holdings, Inc. (Japan)	376,800	2,716,268
Sberbank of Russia PJSC (Russia)^	192,384	—
Standard Chartered PLC (United Kingdom)	398,270	4,903,184
Sumitomo Mitsui Financial Group, Inc. (Japan)	672,500	16,140,164
Svenska Handelsbanken AB (Sweden) (Class A Stock)	117,978	1,218,129
Swedbank AB (Sweden) (Class A Stock)	98,431	1,943,614
Synovus Financial Corp.	39,000	1,997,970
Truist Financial Corp.	675,453	29,301,151
U.S. Bancorp	468,737	22,419,691
UniCredit SpA (Italy)	234,670	9,398,150
United Overseas Bank Ltd. (Singapore)	64,600	1,715,509
Wells Fargo & Co.	560,698	39,383,427
Westpac Banking Corp. (Australia)	372,883	7,443,115
Zions Bancorp NA	39,000	2,115,750

		546,530,020

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	24,697	1,236,430
Asahi Group Holdings Ltd. (Japan)	291,500	3,058,037
Carlsberg A/S (Denmark) (Class B Stock)	25,144	2,414,898
Coca-Cola Co. (The)	404,527	25,185,851
Coca-Cola Europacific Partners PLC (United Kingdom)	64,300	4,938,883
Coca-Cola HBC AG (Italy)*	32,745	1,118,633
Diageo PLC (United Kingdom)	219,918	6,988,517
Keurig Dr. Pepper, Inc.	425,100	13,654,212
PepsiCo, Inc.	71,596	10,886,888
Pernod Ricard SA (France)	16,252	1,836,264
Varun Beverages Ltd. (India)	394,753	2,937,145

		74,255,758

Biotechnology — 0.5%
AbbVie, Inc.	272,283	48,384,689
Amgen, Inc.	61,704	16,082,530

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Argenx SE (Netherlands)*	7,005	$4,327,072
Argenx SE (Netherlands), ADR*	5,091	3,130,965
Biogen, Inc.*	64,100	9,802,172
CSL Ltd	52,615	9,178,732
Genmab A/S (Denmark)*	4,502	940,210
Gilead Sciences, Inc.	15,300	1,413,261
Natera, Inc.*	18,409	2,914,145
Neurocrine Biosciences, Inc.*	50,800	6,934,200
Regeneron Pharmaceuticals, Inc.*	12,558	8,945,440
Ultragenyx Pharmaceutical, Inc.*	70,700	2,974,349
United Therapeutics Corp.*	8,300	2,928,572
Vertex Pharmaceuticals, Inc.*	12,372	4,982,204

		122,938,541

Broadline Retail — 1.0%
Amazon.com, Inc.*	965,760	211,878,086
Dollarama, Inc. (Canada)	23,547	2,297,939
Global-e Online Ltd. (Israel)*	6,700	365,351
MercadoLibre, Inc. (Brazil)*	3,720	6,325,637
Next PLC (United Kingdom)	26,199	3,107,784
Pan Pacific International Holdings Corp. (Japan)	123,600	3,357,808
Prosus NV (China)*	165,909	6,594,362
Wesfarmers Ltd. (Australia)	71,326	3,151,008

		237,077,975

Building Products — 0.2%
AGC, Inc. (Japan)	39,500	1,153,833
Allegion PLC(a)	11,600	1,515,888
Armstrong World Industries, Inc.	40,500	5,723,865
Assa Abloy AB (Sweden) (Class B Stock)	64,108	1,893,513
Carrier Global Corp.	65,435	4,466,593
Cie de Saint-Gobain SA (France)	129,024	11,465,291
Daikin Industries Ltd. (Japan)	7,200	840,103
Geberit AG (Switzerland)	6,746	3,825,819
Hayward Holdings, Inc.*	254,900	3,897,421
Johnson Controls International PLC	39,205	3,094,451
ROCKWOOL A/S (Denmark) (Class B Stock)	7,818	2,781,930
Trane Technologies PLC	44,631	16,484,460

		57,143,167

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	159,166	7,084,996
Ameriprise Financial, Inc.	17,487	9,310,603
Amundi SA (France), 144A	54,174	3,605,316
Ares Management Corp. (Class A Stock)	29,028	5,138,827
ASX Ltd. (Australia)	8,722	350,739
Bank of New York Mellon Corp. (The)	260,404	20,006,839
Blackrock, Inc.	21,574	22,115,723
Blackstone, Inc.	90,411	15,588,665
Charles Schwab Corp. (The)	122,696	9,080,731
CME Group, Inc.	9,798	2,275,390
CVC Capital Partners PLC (Luxembourg), 144A*	18,263	403,848
Daiwa Securities Group, Inc. (Japan)	283,200	1,868,761

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Deutsche Bank AG (Germany)	410,849	$7,089,980
Deutsche Boerse AG (Germany)	11,865	2,733,178
Euronext NV (Netherlands), 144A	25,416	2,851,346
Goldman Sachs Group, Inc. (The)	47,325	27,099,242
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	85,800	3,211,387
Houlihan Lokey, Inc.	37,268	6,471,961
Janus Henderson Group PLC	219,300	9,326,829
London Stock Exchange Group PLC (United Kingdom)	24,233	3,420,608
Macquarie Group Ltd. (Australia)	15,149	2,071,823
Morgan Stanley	289,009	36,334,211
MSCI, Inc.	25,500	15,300,255
Nasdaq, Inc.	101,400	7,839,234
Nomura Holdings, Inc. (Japan)	924,200	5,362,059
Partners Group Holding AG (Switzerland)	494	670,997
Raymond James Financial, Inc.	34,100	5,296,753
Robinhood Markets, Inc. (Class A Stock)*	88,200	3,286,332
S&P Global, Inc.	48,000	23,905,440
Singapore Exchange Ltd. (Singapore)	272,200	2,537,343
State Street Corp.	53,900	5,290,285
UBS Group AG (Switzerland)	587,812	17,996,893

		284,926,594

Chemicals — 0.4%
Air Liquide SA (France)	39,290	6,386,973
Air Products & Chemicals, Inc.	33,962	9,850,339
Akzo Nobel NV (Netherlands)	6,625	397,652
Arkema SA (France)	3,760	286,107
Asahi Kasei Corp. (Japan)	220,700	1,520,675
BASF SE (Germany)	57,671	2,528,938
Celanese Corp.	17,600	1,218,096
DSM-Firmenich AG (Switzerland)	19,639	1,985,190
DuPont de Nemours, Inc.	191,776	14,622,920
Ecolab, Inc.	23,500	5,506,520
Evonik Industries AG (Germany)	101,314	1,761,044
Givaudan SA (Switzerland)	1,129	4,935,294
International Flavors & Fragrances, Inc.(a)	51,700	4,371,235
LANXESS AG (Germany)	62,916	1,538,252
Linde PLC	30,395	12,725,475
LyondellBasell Industries NV (Class A Stock)	66,000	4,901,820
Mitsubishi Chemical Group Corp. (Japan)	57,800	291,926
Mitsui Chemicals, Inc. (Japan)	13,200	288,149
Nippon Sanso Holdings Corp. (Japan)	44,600	1,237,560
Nitto Denko Corp. (Japan)	231,700	3,873,750
Orica Ltd. (Australia)	177,414	1,818,750
PPG Industries, Inc.	17,932	2,141,977
Sherwin-Williams Co. (The)	14,400	4,894,992
Shin-Etsu Chemical Co. Ltd. (Japan)	86,800	2,858,943
Sika AG (Switzerland)	3,608	860,895
Solvay SA (Belgium)	20,408	659,780
Symrise AG (Germany)	5,742	612,514
Toray Industries, Inc. (Japan)	99,600	630,652

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil)	8,816	$233,376

		94,939,794

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	310,041	3,687,366
Cintas Corp.	10,300	1,881,810
Republic Services, Inc.	18,066	3,634,518
Secom Co. Ltd. (Japan)	52,500	1,782,894
Securitas AB (Sweden) (Class B Stock)	53,057	655,994
Tetra Tech, Inc.	35,553	1,416,432
TOPPAN Holdings, Inc. (Japan)	57,600	1,528,023
Veralto Corp.	128,000	13,036,800
Waste Management, Inc.	7,400	1,493,246

		29,117,083

Communications Equipment — 0.3%
Arista Networks, Inc.*	197,640	21,845,149
Cisco Systems, Inc.	563,594	33,364,765
Nokia OYJ (Finland)	875,586	3,873,083
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	479,698	3,884,813

		62,967,810

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	76,904	3,853,850
Bouygues SA (France)	57,339	1,697,842
Comfort Systems USA, Inc.	13,040	5,529,742
Eiffage SA (France)	35,276	3,093,401
Ferrovial SE	63,405	2,661,402
Kajima Corp. (Japan)	106,700	1,932,856
MasTec, Inc.*	92,100	12,538,494
Obayashi Corp. (Japan)	34,100	449,003
Skanska AB (Sweden) (Class B Stock)	79,689	1,675,651
Taisei Corp. (Japan)	44,900	1,881,256
Vinci SA (France)	156,063	16,067,718

		51,381,215

Construction Materials — 0.2%
CRH PLC (XLON)	74,424	6,889,445
CRH PLC (NYSE)	178,800	16,542,576
Heidelberg Materials AG (Germany)	41,929	5,180,880
Holcim AG*	80,566	7,757,295
James Hardie Industries PLC, CDI*	63,167	1,946,856
Vulcan Materials Co.	44,676	11,492,008

		49,809,060

Consumer Finance — 0.2%
Ally Financial, Inc.	41,488	1,493,983
American Express Co.(a)	130,295	38,670,253
Capital One Financial Corp.	32,915	5,869,403
Synchrony Financial	29,963	1,947,595

		47,981,234

Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	235,220	3,347,844
Coles Group Ltd. (Australia)	288,155	3,363,790
Costco Wholesale Corp.	25,827	23,664,505

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar Tree, Inc.*	159,600	$11,960,424
Endeavour Group Ltd. (Australia)	530,244	1,375,565
J Sainsbury PLC (United Kingdom)	406,597	1,389,397
Kesko OYJ (Finland) (Class B Stock)	108,289	2,043,127
Koninklijke Ahold Delhaize NV (Netherlands)	171,747	5,612,599
Marks & Spencer Group PLC (United Kingdom)	632,564	2,962,421
MatsukiyoCocokara & Co. (Japan)	192,100	2,796,765
Seven & i Holdings Co. Ltd. (Japan)	254,900	3,996,228
Target Corp.	26,400	3,568,752
Tesco PLC (United Kingdom)	2,196,041	10,100,368
US Foods Holding Corp.*	167,700	11,313,042
Walmart, Inc.	616,806	55,728,422
Woolworths Group Ltd. (Australia)	41,667	785,452

		144,008,701

Containers & Packaging — 0.0%
Avery Dennison Corp.	12,400	2,320,412
Crown Holdings, Inc.	52,137	4,311,208

		6,631,620

Distributors — 0.0%
LKQ Corp.(a)	153,500	5,641,125

Diversified Consumer Services — 0.0%
ADT, Inc.	180,000	1,243,800
Duolingo, Inc.*	18,200	5,900,986

		7,144,786

Diversified REITs — 0.0%
Covivio SA (France)	16,457	834,101
GPT Group (The) (Australia)	1,177,360	3,171,673
Mirvac Group (Australia)	1,798,862	2,080,393
Stockland (Australia)	437,508	1,297,671

		7,383,838

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	628,818	14,318,187
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	146,235	208,314
BT Group PLC (United Kingdom)	311,631	561,710
Deutsche Telekom AG (Germany)	654,249	19,603,327
Elisa OYJ (Finland)	23,528	1,021,190
GCI Liberty, Inc. (Class A Stock)^	51,000	5
Koninklijke KPN NV (Netherlands)	1,186,469	4,326,390
Nippon Telegraph & Telephone Corp. (Japan)	5,471,500	5,465,284
Orange SA (France)	670,932	6,694,444
Proximus SADP (Belgium)	124,400	648,048
Telefonica SA (Spain)	113,245	462,139
Telia Co. AB (Sweden)	264,137	734,166
Telstra Group Ltd. (Australia)	1,536,254	3,807,302
Verizon Communications, Inc.	539,014	21,555,170

		79,405,676

Electric Utilities — 0.5%
American Electric Power Co., Inc.	101,800	9,389,014
Chubu Electric Power Co., Inc. (Japan)	152,800	1,603,032

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Constellation Energy Corp.	12,800	$2,863,488
Enel SpA (Italy)	1,370,648	9,781,189
Exelon Corp.	231,400	8,709,896
Fortum OYJ (Finland)	189,588	2,653,979
Iberdrola SA (Spain)	696,391	9,596,427
Kansai Electric Power Co., Inc. (The) (Japan)	138,000	1,529,575
Mercury NZ Ltd. (New Zealand)	320,045	1,047,216
NextEra Energy, Inc.	490,869	35,190,399
NRG Energy, Inc.	156,400	14,110,408
PG&E Corp.	1,010,535	20,392,596
Southern Co. (The)	64,526	5,311,780
SSE PLC (United Kingdom)	182,421	3,656,536
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	742,200	2,218,523
Verbund AG (Austria)	2,301	166,742
Xcel Energy, Inc.	55,089	3,719,609

		131,940,409

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	213,099	11,507,029
Acuity Brands, Inc.	5,100	1,489,863
AMETEK, Inc.	7,422	1,337,890
Eaton Corp. PLC	89,542	29,716,304
Emerson Electric Co.(a)	39,600	4,907,628
Fuji Electric Co. Ltd. (Japan)	28,489	1,523,070
Fujikura Ltd. (Japan)	135,700	5,540,062
Generac Holdings, Inc.*(a)	17,589	2,727,174
Legrand SA (France)	28,796	2,801,027
Mitsubishi Electric Corp. (Japan)	89,700	1,514,652
Nidec Corp. (Japan)	142,800	2,564,924
Prysmian SpA (Italy)	9,501	608,030
Schneider Electric SE	86,747	21,596,192
Sensata Technologies Holding PLC	42,000	1,150,800
Siemens Energy AG (Germany)*	115,180	6,112,790
Vertiv Holdings Co. (Class A Stock)	136,700	15,530,487

		110,627,922

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	148,400	10,306,380
Corning, Inc.	80,444	3,822,699
Halma PLC (United Kingdom)	82,905	2,781,376
Hon Hai Precision Industry Co. Ltd. (Taiwan)	182,408	1,019,780
Keyence Corp. (Japan)	33,675	13,687,933
Murata Manufacturing Co. Ltd. (Japan)	162,400	2,576,448
Omron Corp. (Japan)	4,700	158,254
TDK Corp. (Japan)	183,600	2,364,509
Yokogawa Electric Corp. (Japan)	79,900	1,699,420
Zebra Technologies Corp. (Class A Stock)*	9,100	3,514,602

		41,931,401

Energy Equipment & Services — 0.1%
Baker Hughes Co.	342,996	14,069,696
Schlumberger NV	79,400	3,044,196
TechnipFMC PLC (United Kingdom)	68,892	1,993,734

		19,107,626

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Entertainment — 0.5%
CTS Eventim AG & Co. KGaA (Germany)	23,919	$2,021,995
Electronic Arts, Inc.	20,800	3,043,040
Konami Group Corp. (Japan)	22,000	2,058,546
Madison Square Garden Sports Corp.*	12,200	2,753,296
Netflix, Inc.*	51,102	45,548,235
Nintendo Co. Ltd. (Japan)	74,700	4,350,662
Sea Ltd. (Singapore), ADR*	67,500	7,161,750
Spotify Technology SA*	36,449	16,306,554
Tencent Music Entertainment Group (China), ADR	179,480	2,037,098
Walt Disney Co. (The)	229,116	25,512,067
Warner Bros Discovery, Inc.*	514,900	5,442,493

		116,235,736

Financial Services — 0.8%
Adyen NV (Netherlands), 144A*	1,934	2,874,076
Apollo Global Management, Inc.	21,207	3,502,548
Berkshire Hathaway, Inc. (Class B Stock)*	116,301	52,716,917
Block, Inc.*	94,300	8,014,557
Corpay, Inc.*	707	239,263
Equitable Holdings, Inc.	34,600	1,632,082
Eurazeo SE (France)	22,957	1,712,342
Euronet Worldwide, Inc.*	13,800	1,419,192
EXOR NV (Netherlands)	8,529	781,903
Fidelity National Information Services, Inc.	186,400	15,055,528
Fiserv, Inc.*	6,900	1,417,398
Industrivarden AB (Sweden) (Class A Stock)	8,008	253,126
Industrivarden AB (Sweden) (Class C Stock)	56,137	1,773,116
Investor AB (Sweden) (Class B Stock)	256,591	6,796,308
M&G PLC (United Kingdom)	627,779	1,553,520
Mastercard, Inc. (Class A Stock)	86,542	45,570,421
ORIX Corp. (Japan)	264,200	5,676,045
PayPal Holdings, Inc.*	234,000	19,971,900
Shift4 Payments, Inc. (Class A Stock)*(a)	13,534	1,404,559
Visa, Inc. (Class A Stock)	94,879	29,985,559

		202,350,360

Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	23,200	944,492
Archer-Daniels-Midland Co.(a)	28,519	1,440,780
Associated British Foods PLC (United Kingdom)	127,877	3,261,937
Chocoladefabriken Lindt & Spruengli
AG (Switzerland)	23	255,135
Conagra Brands, Inc.	224,100	6,218,775
Danone SA (France)	51,582	3,485,899
Freshpet, Inc.*	16,898	2,502,763
General Mills, Inc.	199,900	12,747,623
Hershey Co. (The)(a)	23,786	4,028,159
Ingredion, Inc.	71,000	9,766,760
J.M. Smucker Co. (The)	27,300	3,006,276
JDE Peet’s NV (Netherlands)	91,643	1,574,514

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	159,861	$9,548,497
Nestle SA	280,157	22,984,979
Nissin Foods Holdings Co. Ltd. (Japan)	138,400	3,343,533
Orkla ASA (Norway)	37,334	322,982
WH Group Ltd. (Hong Kong), 144A	4,416,500	3,403,509
Wilmar International Ltd. (China)	775,700	1,760,634

		90,597,247

Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	54,600	1,194,189
Snam SpA (Italy)	135,894	602,385

		1,796,574

Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	25,563	2,594,900
Canadian Pacific Kansas City Ltd. (Canada)	37,812	2,736,454
CSX Corp.(a)	565,307	18,242,457
Grab Holdings Ltd. (Singapore) (Class A Stock)*	119,800	565,456
Norfolk Southern Corp.	51,208	12,018,518
Ryder System, Inc.	9,400	1,474,484
TFI International, Inc. (Canada)	4,987	673,694
Tokyu Corp. (Japan)	92,800	988,953
Uber Technologies, Inc.*	383,683	23,143,758
Union Pacific Corp.	78,844	17,979,586
West Japan Railway Co. (Japan)	120,102	2,127,232

		82,545,492

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	281,916	31,887,519
Alcon AG	22,030	1,867,869
Becton, Dickinson & Co.	54,195	12,295,220
Boston Scientific Corp.*	224,120	20,018,398
Cochlear Ltd. (Australia)	1,507	269,871
Demant A/S (Denmark)*	22,957	844,961
Edwards Lifesciences Corp.*	54,357	4,024,049
EssilorLuxottica SA (France)	31,179	7,605,489
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	179,146	3,850,414
GE HealthCare Technologies, Inc.	106,225	8,304,670
Hoya Corp. (Japan)	71,100	8,823,958
Intuitive Surgical, Inc.*	40,704	21,245,860
Koninklijke Philips NV (Netherlands)*	24,919	631,230
Medtronic PLC	325,769	26,022,428
Olympus Corp. (Japan)	170,100	2,539,635
STERIS PLC	24,000	4,933,440
Straumann Holding AG (Switzerland)	13,817	1,740,410
Stryker Corp.	23,695	8,531,385
Sysmex Corp. (Japan)	47,700	874,565
Terumo Corp. (Japan)	37,600	725,896

		167,037,267

Health Care Providers & Services — 0.5%
Apollo Hospitals Enterprise Ltd. (India)	32,406	2,757,438
Cencora, Inc.	9,520	2,138,953

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	224,300	$13,588,094
Cigna Group (The)	79,630	21,989,028
CVS Health Corp.	73,109	3,281,863
Encompass Health Corp.	15,208	1,404,459
Fresenius Medical Care AG (Germany)	91,061	4,146,080
Fresenius SE & Co. KGaA (Germany)*	9,674	335,794
Humana, Inc.	5,900	1,496,889
McKesson Corp.	16,600	9,460,506
Quest Diagnostics, Inc.	51,619	7,787,242
Ramsay Health Care Ltd. (Australia)	97,746	2,085,819
Sonic Healthcare Ltd. (Australia)	163,972	2,734,869
Tenet Healthcare Corp.*	11,600	1,464,268
UnitedHealth Group, Inc.	90,417	45,738,344

		120,409,646

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	13,077	1,275,661
Healthpeak Properties, Inc.	131,700	2,669,559
Ventas, Inc.	196,968	11,599,446

		15,544,666

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	11,915	1,840,540
Veeva Systems, Inc. (Class A Stock)*	39,200	8,241,800

		10,082,340

Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.(a)	225,400	3,171,378

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	27,151	1,320,561
Airbnb, Inc. (Class A Stock)*	22,538	2,961,719
Amadeus IT Group SA (Spain)	45,498	3,211,441
Aristocrat Leisure Ltd. (Australia)	111,536	4,710,227
Booking Holdings, Inc.	4,500	22,357,890
Cava Group, Inc.*	77,000	8,685,600
Chipotle Mexican Grill, Inc.*	416,103	25,091,011
Compass Group PLC (United Kingdom)	517,370	17,214,676
Darden Restaurants, Inc.(a)	74,000	13,815,060
Evolution AB (Sweden), 144A	15,557	1,199,691
Expedia Group, Inc.*	6,800	1,267,044
Galaxy Entertainment Group Ltd. (Macau)	545,000	2,294,251
Genting Singapore Ltd. (Singapore)	274,400	153,939
Indian Hotels Co. Ltd. (The) (India)	81,057	828,491
InterContinental Hotels Group PLC (United Kingdom)	11,437	1,423,034
La Francaise des Jeux SACA (France), 144A.	85,273	3,283,912
Lottery Corp. Ltd. (The) (Australia)	309,583	944,248
MakeMyTrip Ltd. (India)*	27,895	3,132,051
Marriott International, Inc. (Class A Stock)	25,036	6,983,542
McDonald’s Corp.	85,910	24,904,450
Meituan (China) (Class B Stock), 144A*	154,990	3,013,528
MGM Resorts International*(a)	34,100	1,181,565
Oriental Land Co. Ltd. (Japan)	145,900	3,145,044

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Royal Caribbean Cruises Ltd.	14,200	$3,275,798
Sands China Ltd. (Macau)*	1,077,600	2,869,219
Sodexo SA (France)	32,309	2,665,859
Texas Roadhouse, Inc.	14,791	2,668,740
Travel + Leisure Co.	25,600	1,291,520
Yum! Brands, Inc.(a)	19,036	2,553,870
Zensho Holdings Co. Ltd. (Japan)	28,900	1,636,687
Zomato Ltd. (India)*	1,337,143	4,331,489

		174,416,157

Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	15,132	736,419
Cairn Homes PLC (Ireland)	1,334,831	3,221,969
Garmin Ltd.	25,600	5,280,256
Lennar Corp. (Class A Stock)	35,792	4,880,955
Panasonic Holdings Corp. (Japan)	162,000	1,655,739
Persimmon PLC (United Kingdom)	16,874	252,054
SEB SA (France)	5,225	472,179
Sony Group Corp. (Japan)	870,400	18,344,164
Toll Brothers, Inc.	54,855	6,908,987

		41,752,722

Household Products — 0.3%
Colgate-Palmolive Co.	174,611	15,873,886
Essity AB (Sweden) (Class B Stock)	172,732	4,618,549
Henkel AG & Co. KGaA (Germany)	7,017	540,657
Procter & Gamble Co. (The)	196,756	32,986,143
Reckitt Benckiser Group PLC (United Kingdom)	113,905	6,894,758

		60,913,993

Independent Power & Renewable Electricity Producers — 0.0%
Meridian Energy Ltd. (New Zealand)	533,013	1,762,485
RWE AG (Germany)	30,062	899,250
Vistra Corp.	23,612	3,255,387

		5,917,122

Industrial Conglomerates — 0.3%
3M Co.	174,562	22,534,209
DCC PLC (United Kingdom)	8,319	533,049
Hikari Tsushin, Inc. (Japan)	6,200	1,345,711
Hitachi Ltd. (Japan)	463,700	11,356,040
Honeywell International, Inc.	24,974	5,641,377
Keppel Ltd. (Singapore)	126,100	631,782
Lifco AB (Sweden) (Class B Stock)	5,918	171,529
Sekisui Chemical Co. Ltd. (Japan)	42,300	724,271
Siemens AG (Germany)	139,351	27,172,713
Smiths Group PLC (United Kingdom)	121,224	2,599,110
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	366,500	3,314,476

		76,024,267

Industrial REITs — 0.1%
Goodman Group (Australia)	151,044	3,320,243
Prologis, Inc.	282,885	29,900,944

		33,221,187

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	61,968	$2,047,178
Aegon Ltd. (Netherlands)	466,793	2,777,750
Ageas SA/NV (Belgium)	17,825	866,654
AIA Group Ltd. (Hong Kong)	1,019,200	7,320,774
Allianz SE (Germany)	36,440	11,200,313
Allstate Corp. (The)	87,900	16,946,241
American International Group, Inc.	17,200	1,252,160
Arthur J. Gallagher & Co.	43,290	12,287,866
ASR Nederland NV (Netherlands)	96,674	4,598,002
Assurant, Inc.	46,000	9,808,120
Aviva PLC (United Kingdom)	796,257	4,666,949
AXA SA (France)	538,101	19,150,823
Axis Capital Holdings Ltd.	20,408	1,808,557
Chubb Ltd.	65,364	18,060,073
Dai-ichi Life Holdings, Inc. (Japan)	35,400	943,281
Fairfax Financial Holdings Ltd. (Canada)	1,685	2,344,429
Fidelity National Financial, Inc.(a)	97,300	5,462,422
First American Financial Corp.	63,100	3,939,964
Generali (Italy)	17,003	481,047
Hannover Rueck SE (Germany)	7,543	1,888,913
Hartford Financial Services Group, Inc. (The)	11,078	1,211,933
Insurance Australia Group Ltd. (Australia)	688,367	3,600,314
Japan Post Holdings Co. Ltd. (Japan)	25,000	235,444
Japan Post Insurance Co. Ltd. (Japan)	167,700	3,080,324
Kemper Corp.	21,200	1,408,528
Loews Corp.	14,400	1,219,536
Markel Group, Inc.*	1,673	2,887,983
Marsh & McLennan Cos., Inc.	75,600	16,058,196
Medibank Private Ltd. (Australia)	487,811	1,143,378
MetLife, Inc.	349,740	28,636,711
MS&AD Insurance Group Holdings, Inc. (Japan)	31,600	682,481
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	19,550	9,882,829
NN Group NV (Netherlands)	14,315	624,257
Poste Italiane SpA (Italy), 144A	114,731	1,622,649
Progressive Corp. (The)	69,993	16,771,023
Prudential PLC (Hong Kong)	339,136	2,691,393
QBE Insurance Group Ltd. (Australia)	878,291	10,430,470
RenaissanceRe Holdings Ltd. (Bermuda)(a)	11,597	2,885,450
Sompo Holdings, Inc. (Japan)	226,400	5,866,083
Suncorp Group Ltd. (Australia)	100,604	1,181,979
Swiss Life Holding AG (Switzerland)	1,560	1,204,426
Swiss Re AG	29,530	4,276,965
Talanx AG (Germany)	32,061	2,726,837
Tokio Marine Holdings, Inc. (Japan)	106,000	3,804,142
Travelers Cos., Inc. (The)	51,960	12,516,644
Tryg A/S (Denmark)	105,546	2,226,422
Unipol Gruppo SpA (Italy)	332,023	4,146,472
Willis Towers Watson PLC	22,400	7,016,576
Zurich Insurance Group AG (Switzerland)	20,832	12,390,157

		290,281,118

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)	660,592	$125,050,065
Alphabet, Inc. (Class C Stock)	379,842	72,337,110
Bilibili, Inc. (China), ADR*	40,983	742,202
CAR Group Ltd. (Austsralia)	6,490	144,428
Kanzhun Ltd. (China), ADR*	90,631	1,250,708
LY Corp. (Japan)	775,600	2,050,758
Meta Platforms, Inc. (Class A Stock)	232,670	136,230,612
REA Group Ltd. (Australia)	17,184	2,472,152
Scout24 SE (Germany), 144A	36,851	3,251,694

		343,529,729

IT Services — 0.3%
Accenture PLC (Ireland) (Class A Stock)	22,865	8,043,678
Capgemini SE (France)	7,260	1,185,759
Cognizant Technology Solutions Corp. (Class A Stock)	199,200	15,318,480
Fujitsu Ltd. (Japan)	207,000	3,636,282
Globant SA*	12,198	2,615,495
International Business Machines Corp.(a)	80,934	17,791,721
Kyndryl Holdings, Inc.*	34,500	1,193,700
NEC Corp. (Japan)	7,500	641,828
Nomura Research Institute Ltd. (Japan)	12,400	364,084
Shopify, Inc. (Canada) (Class A Stock)*	28,331	3,012,435
Snowflake, Inc. (Class A Stock)*	80,900	12,491,769
TIS, Inc. (Japan)	14,400	340,130
Twilio, Inc. (Class A Stock)*	47,100	5,090,568
Wix.com Ltd. (Israel)*	14,700	3,153,885

		74,879,814

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	152,600	3,638,784
Hasbro, Inc.(a)	23,470	1,312,208
Mattel, Inc.*	73,500	1,303,155

		6,254,147

Life Sciences Tools & Services — 0.2%
Danaher Corp.	90,682	20,816,053
Lonza Group AG (Switzerland)	3,265	1,927,130
QIAGEN NV.	47,759	2,126,708
Thermo Fisher Scientific, Inc.	51,407	26,743,464

		51,613,355

Machinery — 0.7%
Alfa Laval AB (Sweden)	83,990	3,515,410
Allison Transmission Holdings, Inc.	137,556	14,864,301
Alstom SA (France)*	102,387	2,284,569
Atlas Copco AB (Sweden) (Class A Stock)	411,717	6,283,483
Atlas Copco AB (Sweden) (Class B Stock)	162,882	2,200,700
Caterpillar, Inc.	21,963	7,967,298
Cummins, Inc.	30,200	10,527,720
Daifuku Co. Ltd. (Japan)	23,500	482,806
Deere & Co.(a)	38,621	16,363,718
Donaldson Co., Inc.	104,900	7,065,015
Dover Corp.	38,988	7,314,149

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Epiroc AB (Sweden) (Class B Stock)	26,092	$407,066
FANUC Corp. (Japan)	69,500	1,815,546
Flowserve Corp.	204,900	11,785,848
Fortive Corp.	26,662	1,999,650
GEA Group AG (Germany)	78,611	3,904,865
Hoshizaki Corp. (Japan)	7,800	306,689
ITT, Inc.	34,700	4,957,936
Knorr-Bremse AG (Germany)	23,462	1,702,906
Komatsu Ltd. (Japan)	63,100	1,718,993
Kone OYJ (Finland) (Class B Stock)	22,930	1,117,840
Makita Corp. (Japan)	119,200	3,624,750
MINEBEA MITSUMI, Inc. (Japan)	167,900	2,689,442
Mitsubishi Heavy Industries Ltd. (Japan)	174,200	2,429,036
Otis Worldwide Corp.(a)	46,635	4,318,867
Parker-Hannifin Corp.	26,631	16,938,115
Pentair PLC	58,200	5,857,248
Rational AG (Germany)	3,122	2,674,017
Schindler Holding AG (Switzerland)	1,520	414,658
Schindler Holding AG (Switzerland) (Part. Cert.)	9,488	2,621,380
SKF AB (Sweden) (Class B Stock)	32,432	608,733
Techtronic Industries Co. Ltd. (Hong Kong)	268,845	3,534,223
Toro Co. (The)(a)	25,900	2,074,590
Trelleborg AB (Sweden) (Class B Stock)	5,245	179,487
Volvo AB (Sweden) (Class A Stock)	12,259	299,622
Volvo AB (Sweden) (Class B Stock)	145,640	3,539,369
Wartsila OYJ Abp (Finland)	206,505	3,659,826
Westinghouse Air Brake Technologies Corp.	6,400	1,213,376
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,276,700	4,976,510

		170,239,757

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	305,685
AP Moller - Maersk A/S (Denmark) (Class B Stock)	849	1,412,532
Kawasaki Kisen Kaisha Ltd. (Japan)	301,000	4,282,266
Kirby Corp.*	16,338	1,728,561
Mitsui OSK Lines Ltd. (Japan)	4,400	153,113
Nippon Yusen KK (Japan)	5,500	183,059
SITC International Holdings Co. Ltd. (China)	1,036,000	2,747,194

		10,812,410

Media — 0.1%
Comcast Corp. (Class A Stock)(a)	616,572	23,139,947
Informa PLC (United Kingdom)	195,879	1,953,620
Publicis Groupe SA (France)	53,442	5,689,418

		30,782,985

Metals & Mining — 0.3%
Agnico Eagle Mines Ltd. (Canada)	24,715	1,932,960
Anglo American PLC (South Africa)	79,957	2,364,102

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
BHP Group Ltd. (Australia)	652,298	$15,912,655
BlueScope Steel Ltd. (Australia)	155,707	1,800,457
Boliden AB (Sweden)	119,765	3,369,576
Endeavour Mining PLC (Burkina Faso) .	19,134	341,780
Fortescue Ltd. (Australia)	446,612	5,029,103
Freeport-McMoRan, Inc.	275,300	10,483,424
Glencore PLC (Australia)*	1,946,256	8,571,658
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	173,631	2,060,694
Lundin Mining Corp. (Chile)	244,380	2,103,016
Nippon Steel Corp. (Japan)	148,600	2,986,211
Northern Star Resources Ltd.
(Australia)	406,852	3,865,571
Rio Tinto Ltd. (Australia)	39,166	2,840,041
Rio Tinto PLC (Australia)	154,586	9,125,224

		72,786,472

Multi-Utilities — 0.4%
Ameren Corp.	20,400	1,818,456
CenterPoint Energy, Inc.	93,576	2,969,167
Centrica PLC (United Kingdom)	2,362,873	3,942,160
CMS Energy Corp.	215,757	14,380,204
Dominion Energy, Inc.(a)	81,530	4,391,206
DTE Energy Co.	99,600	12,026,700
E.ON SE (Germany)	698,047	8,130,890
Engie SA (France)	385,510	6,113,963
National Grid PLC (United Kingdom)	523,341	6,217,424
NiSource, Inc.	325,525	11,966,299
Public Service Enterprise Group, Inc.(a)	135,578	11,454,985
Sembcorp Industries Ltd. (Singapore)	337,100	1,363,732
Veolia Environnement SA (France)	180,451	5,063,011

		89,838,197

Office REITs — 0.0%
Dexus (Australia)	88,090	361,833
Gecina SA (France)	5,366	502,715
Japan Real Estate Investment Corp. (Japan)	3,530	2,422,156
Nippon Building Fund, Inc. (Japan)	200	155,581

		3,442,285

Oil, Gas & Consumable Fuels — 1.2%
ARC Resources Ltd. (Canada)	122,743	2,226,102
BP PLC	1,014,814	5,016,195
Cameco Corp. (Canada)	14,490	744,641
Cenovus Energy, Inc. (Canada)	390,100	5,913,443
Cheniere Energy, Inc.	29,712	6,384,217
Chevron Corp.(a)	155,667	22,546,808
ConocoPhillips	252,406	25,031,103
Coterra Energy, Inc.	82,500	2,107,050
Devon Energy Corp.	87,900	2,876,967
ENEOS Holdings, Inc. (Japan)	298,000	1,563,354
EOG Resources, Inc.	86,157	10,561,125
Equinor ASA (Norway)	100,532	2,384,525
Expand Energy Corp.	95,400	9,497,070
Exxon Mobil Corp.	640,563	68,905,362
Idemitsu Kosan Co. Ltd. (Japan)	530,800	3,496,393

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Inpex Corp. (Japan)	112,600	$1,416,673
LUKOIL PJSC (Russia)^	9,456	—
OMV AG (Austria)	76,120	2,952,063
Permian Resources Corp.	204,958	2,947,296
Phillips 66	48,900	5,571,177
Repsol SA (Spain)	205,020	2,494,676
Santos Ltd. (Australia)	60,401	250,115
Shell PLC.	1,175,150	36,630,604
Shell PLC, ADR	172,414	10,801,737
Texas Pacific Land Corp.(a)	1,300	1,437,748
TotalEnergies SE (France)	323,178	18,005,823
Valero Energy Corp.(a)	104,200	12,773,878
Williams Cos., Inc. (The)	418,622	22,655,823

		287,191,968

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	24,800	2,568,040
Mondi PLC (Austria)	31,820	473,725

		3,041,765

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	23,900	1,547,525
ANA Holdings, Inc. (Japan)	189,200	3,433,892
Delta Air Lines, Inc.	43,411	2,626,365
Deutsche Lufthansa AG (Germany)	114,090	733,222
Japan Airlines Co. Ltd. (Japan)	252,800	3,985,247
Qantas Airways Ltd. (Australia)*	1,469,264	8,133,738
United Airlines Holdings, Inc.*	129,100	12,535,610

		32,995,599

Personal Care Products — 0.2%
Haleon PLC	691,731	3,261,618
L’Oreal SA (France)	13,324	4,716,737
Unilever PLC (United Kingdom) (XLON)	278,341	15,815,508
Unilever PLC (United Kingdom) (XAMS)	79,334	4,519,195
Unilever PLC (United Kingdom), ADR	257,780	14,616,126

		42,929,184

Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	71,500	694,317
AstraZeneca PLC (United Kingdom)	236,622	30,850,703
AstraZeneca PLC (United Kingdom), ADR	179,274	11,746,032
Bristol-Myers Squibb Co.	227,651	12,875,941
Chugai Pharmaceutical Co. Ltd. (Japan)	90,200	3,976,119
Daiichi Sankyo Co. Ltd. (Japan)	192,800	5,275,634
Elanco Animal Health, Inc.*	685,800	8,305,038
Eli Lilly & Co.	83,365	64,357,780
Galderma Group AG (Switzerland)*	19,323	2,147,583
GSK PLC	478,000	8,062,559
Hikma Pharmaceuticals PLC (Jordan)	135,014	3,366,142
Ipsen SA (France)	25,619	2,936,470
Johnson & Johnson	224,208	32,424,961
Kyowa Kirin Co. Ltd. (Japan)	127,300	1,914,335
Merck & Co., Inc.	245,761	24,448,304

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Merck KGaA (Germany)	11,960	$1,740,454
Novartis AG (Switzerland)	245,284	23,880,188
Novo Nordisk A/S (Denmark), ADR	26,658	2,293,121
Novo Nordisk A/S (Denmark) (Class B Stock)	422,300	36,436,817
Ono Pharmaceutical Co. Ltd. (Japan)	290,700	3,026,620
Orion OYJ (Finland) (Class B Stock)	64,400	2,856,780
Otsuka Holdings Co. Ltd. (Japan)	48,800	2,654,716
Pfizer, Inc.	601,719	15,963,605
Recordati Industria Chimica e Farmaceutica SpA (Italy)	26,422	1,385,158
Roche Holding AG	83,278	23,285,091
Sandoz Group AG (Switzerland)	5,068	207,750
Sanofi SA	221,150	21,498,168
Sanofi SA, ADR	65,963	3,181,395
Shionogi & Co. Ltd. (Japan)	305,500	4,284,689
Takeda Pharmaceutical Co. Ltd. (Japan)	190,700	5,048,272
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	174,900	3,854,796
UCB SA (Belgium)	18,362	3,655,210

		368,634,748

Professional Services — 0.3%
Automatic Data Processing, Inc.	17,776	5,203,569
Bureau Veritas SA (France)	36,416	1,106,326
Computershare Ltd. (Australia)	195,220	4,100,887
Dun & Bradstreet Holdings, Inc.	706,600	8,804,236
Experian PLC	29,187	1,254,454
Intertek Group PLC (United Kingdom)	24,281	1,434,517
ManpowerGroup, Inc.	96,300	5,558,436
Recruit Holdings Co. Ltd. (Japan)	155,900	10,836,284
RELX PLC (United Kingdom)	142,627	6,462,285
Science Applications International Corp.	25,600	2,861,568
SGS SA (Switzerland)	3,800	381,206
Teleperformance SE (France)	5,645	484,190
TransUnion	104,400	9,678,924
Wolters Kluwer NV (Netherlands)	37,095	6,163,126

		64,330,008

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	23,847	3,130,873
Daito Trust Construction Co. Ltd. (Japan)	26,900	3,007,275
Daiwa House Industry Co. Ltd. (Japan)	158,200	4,856,926
FirstService Corp. (Canada)	10,746	1,946,607
Henderson Land Development Co. Ltd. (Hong Kong)	123,000	372,869
Hongkong Land Holdings Ltd. (Hong Kong)	383,700	1,708,572
Hulic Co. Ltd. (Japan)	39,600	343,957
Jones Lang LaSalle, Inc.*	49,300	12,479,802
KE Holdings, Inc. (China), ADR(a)	117,163	2,158,142
LEG Immobilien SE (Germany)	30,489	2,586,038
Mitsui Fudosan Co. Ltd. (Japan)	228,900	1,830,589
Phoenix Mills Ltd. (The) (India)	35,637	678,835

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Sumitomo Realty & Development Co. Ltd. (Japan)	50,300	$1,564,270
Swiss Prime Site AG (Switzerland)	2,280	248,508
Vonovia SE (Germany)	111,655	3,399,100
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	194,000	493,443
Zillow Group, Inc. (Class C Stock)*	32,000	2,369,600

		43,175,406

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	86,200	3,225,604
AvalonBay Communities, Inc.	22,245	4,893,233
Camden Property Trust(a)	22,064	2,560,306
Equity Residential	139,100	9,981,816

		20,660,959

Retail REITs — 0.1%
Kimco Realty Corp.	83,500	1,956,405
Klepierre SA (France)	111,767	3,218,834
Realty Income Corp.(a)	23,200	1,239,112
Scentre Group (Australia)	1,332,342	2,820,367
Simon Property Group, Inc.	6,900	1,188,249
Vicinity Ltd. (Australia)	2,483,477	3,218,661

		13,641,628

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*(a)	52,652	6,359,835
Advantest Corp. (Japan)	184,749	10,504,615
Analog Devices, Inc.	55,353	11,760,298
Applied Materials, Inc.(a)	51,249	8,334,625
ASM International NV (Netherlands)	12,115	7,004,718
ASML Holding NV (Netherlands) (XAMS)	42,181	29,545,035
ASML Holding NV (Netherlands) (XNGS)	2,884	1,998,843
Broadcom, Inc.	515,634	119,544,587
Disco Corp. (Japan)	12,100	3,209,857
Infineon Technologies AG (Germany)	82,808	2,702,998
Kokusai Electric Corp. (Japan)	205,300	2,690,222
Lam Research Corp.	298,328	21,548,231
Lasertec Corp. (Japan)	25,200	2,362,376
Marvell Technology, Inc.	190,199	21,007,479
Microchip Technology, Inc.(a)	62,062	3,559,256
Micron Technology, Inc.	54,438	4,581,502
NVIDIA Corp.	2,347,198	315,205,219
NXP Semiconductors NV (China)(a)	69,220	14,387,377
Onto Innovation, Inc.*	51,200	8,533,504
Qorvo, Inc.*	19,000	1,328,670
QUALCOMM, Inc.	160,108	24,595,791
SCREEN Holdings Co. Ltd. (Japan)	58,200	3,435,970
Skyworks Solutions, Inc.(a)	96,500	8,557,620
STMicroelectronics NV (Singapore)	71,596	1,793,255
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	73,455	14,506,628
Texas Instruments, Inc.	43,678	8,190,062
Tokyo Electron Ltd. (Japan)	67,000	10,071,399

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Universal Display Corp.	15,256	$2,230,427

		669,550,399

Software — 2.4%
Adobe, Inc.*	12,998	5,779,951
AppLovin Corp. (Class A Stock)*	4,000	1,295,320
Autodesk, Inc.*	37,700	11,142,989
Check Point Software Technologies Ltd. (Israel)*	1,100	205,370
Crowdstrike Holdings, Inc. (Class A Stock)*	50,200	17,176,432
CyberArk Software Ltd.*	27,761	9,248,577
Datadog, Inc. (Class A Stock)*	37,200	5,315,508
Dynatrace, Inc.*	112,300	6,103,505
Fortinet, Inc.*	75,800	7,161,584
Gen Digital, Inc.	44,800	1,226,624
Gitlab, Inc. (Class A Stock)*	57,700	3,251,395
HubSpot, Inc.*	6,500	4,529,005
Informatica, Inc. (Class A Stock)*	209,900	5,442,707
Intuit, Inc.	26,320	16,542,120
Microsoft Corp.	731,220	308,209,230
Monday.com Ltd.*	21,574	5,079,383
Nice Ltd. (Israel)*	15,224	2,585,392
Oracle Corp.	190,236	31,700,927
Oracle Corp. (Japan)	2,300	220,125
Palantir Technologies, Inc. (Class A Stock)*(a)	96,600	7,305,858
Sage Group PLC (The) (United Kingdom)	237,766	3,777,740
Salesforce, Inc.	141,607	47,343,468
SAP SE (Germany)	131,681	32,390,140
ServiceNow, Inc.*	27,995	29,678,059
Teradata Corp.*	88,100	2,744,315
WiseTech Global Ltd. (Australia)	4,710	351,616
Workday, Inc. (Class A Stock)*	46,400	11,972,592
Xero Ltd. (New Zealand)*	55,331	5,757,912
Zoom Communications, Inc. (Class A Stock)*	177,400	14,477,614

		598,015,458

Specialized REITs — 0.1%
American Tower Corp.	34,500	6,327,645
Digital Realty Trust, Inc.	23,100	4,096,323
Equinix, Inc.	5,300	4,997,317
Gaming & Leisure Properties, Inc.	111,270	5,358,763
Public Storage(a)	44,898	13,444,257

		34,224,305

Specialty Retail — 0.6%
Avolta AG (Switzerland)*	25,151	1,009,658
Bath & Body Works, Inc.	112,900	4,377,133
Carvana Co.*(a)	51,400	10,452,704
Fast Retailing Co. Ltd. (Japan)	22,300	7,522,721
Gap, Inc. (The)(a)	232,000	5,482,160
Home Depot, Inc. (The)(a)	82,790	32,204,482
Industria de Diseno Textil SA (Spain)	283,876	14,541,254
JD Sports Fashion PLC (United Kingdom)	1,906,031	2,278,177

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Kingfisher PLC (United Kingdom)	156,467	$486,356
Lowe’s Cos., Inc.(a)	182,871	45,132,563
TJX Cos., Inc. (The)	126,936	15,335,138
Ulta Beauty, Inc.*	4,700	2,044,171
Zalando SE (Germany), 144A*	110,043	3,681,297

		144,547,814

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	1,422,687	356,269,279
Canon, Inc. (Japan)	104,500	3,394,334
Dell Technologies, Inc. (Class C Stock)	66,439	7,656,430
FUJIFILM Holdings Corp. (Japan)	85,400	1,766,893
Hewlett Packard Enterprise Co.	685,124	14,627,397
Logitech International SA (Switzerland)	48,220	3,980,378
Ricoh Co. Ltd. (Japan)	188,700	2,143,003
Samsung Electronics Co. Ltd. (South Korea)	139,405	4,974,920
Seagate Technology Holdings PLC(a)	36,394	3,141,166

		397,953,800

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	43,191	10,623,450
Asics Corp. (Japan)	386,700	7,543,659
Brunello Cucinelli SpA (Italy)	49,825	5,442,848
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	48,187	7,289,450
Deckers Outdoor Corp.*	79,200	16,084,728
Hermes International SCA (France)	5,921	14,206,682
LVMH Moet Hennessy Louis Vuitton SE (France)	23,880	15,708,103
Moncler SpA (Italy)	72,295	3,816,494
NIKE, Inc. (Class B Stock)	6,051	457,879
Pandora A/S (Denmark)	23,291	4,261,216
Puma SE (Germany)	20,068	922,743
Ralph Lauren Corp.	13,608	3,143,176

		89,500,428

Tobacco — 0.2%
Altria Group, Inc.	311,600	16,293,564
British American Tobacco PLC (United Kingdom)	233,021	8,408,501
Imperial Brands PLC (United Kingdom)	300,315	9,603,733
Japan Tobacco, Inc. (Japan)(a)	178,500	4,579,033
Philip Morris International, Inc.	102,549	12,341,772

		51,226,603

Trading Companies & Distributors — 0.2%
AddTech AB (Sweden) (Class B Stock)	22,147	603,458
AerCap Holdings NV (Ireland)	56,400	5,397,480
Ashtead Group PLC (United Kingdom)	38,015	2,351,915
Bunzl PLC (United Kingdom)	58,079	2,391,411
Ferguson Enterprises, Inc. (NYSE)	30,000	5,207,100
Ferguson Enterprises, Inc. (XLON)	16,727	2,916,783
ITOCHU Corp. (Japan)	160,100	7,872,818
Marubeni Corp. (Japan)	10,800	162,093
Mitsubishi Corp. (Japan)	926,900	15,165,681
Mitsui & Co. Ltd. (Japan)	165,700	3,436,473
MonotaRO Co. Ltd. (Japan)	11,000	186,932

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Toyota Tsusho Corp. (Japan)	130,000	$2,298,989
W.W. Grainger, Inc.	2,800	2,951,340

		50,942,473

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	13,337	2,722,053
Aeroports de Paris SA (France)	3,125	361,831
Getlink SE (France)	12,636	201,490
Transurban Group (Australia), UTS	270,286	2,233,916

		5,519,290

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	90,700	2,888,850
SoftBank Corp. (Japan)	1,753,700	2,213,763
SoftBank Group Corp. (Japan)	174,000	9,943,366
Tele2 AB (Sweden) (Class B Stock)	85,954	850,062
T-Mobile US, Inc.	48,600	10,727,478
Vodafone Group PLC (United Kingdom)	5,934,885	5,062,930

		31,686,449

TOTAL COMMON STOCKS (cost $6,772,245,395)		7,914,646,456

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	272,391
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	6,070	367,838
Porsche Automobil Holding SE (Germany) (PRFC)	4,456	167,904

		808,133

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	42,246	3,706,516

TOTAL PREFERRED STOCKS (cost $4,424,308)		4,514,649

UNAFFILIATED EXCHANGE-TRADED FUNDS — 11.2%
Dimensional US Equity Market ETF	10,859,446	692,289,683
iShares Core MSCI EAFE ETF	843,385	59,273,098
iShares Core S&P 500 ETF	1,909,355	1,123,999,101
iShares Core U.S. Aggregate Bond ETF	1,307,822	126,727,952
iShares JP Morgan USD Emerging Markets Bond ETF	410,026	36,508,715
iShares MSCI EAFE ETF	96,802	7,319,199
iShares Russell 1000 Growth ETF	547,037	219,679,118
iShares Russell 1000 Value ETF	1,497,622	277,254,761
Vanguard Dividend Appreciation ETF	631,016	123,571,863
Vanguard Total Bond Market ETF	933,960	67,161,064

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $2,777,849,065)		2,733,784,554

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES — 4.2%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		700	$704,388
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	12/26/31		178	178,628
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28		500	503,751
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		532	536,562
Series 2024-01, Class A2, 144A
5.230%	03/20/30		735	740,010
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		971	947,816
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	338,725
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		1,610	1,565,695
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,425	1,346,478
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,585	2,595,303
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	410,892
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	803,837
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		15	14,845
Octane Receivables Trust,
Series 2024-01A, Class A2, 144A
5.680%	05/20/30		571	576,850
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		171	169,694
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	203,487
Series 2023-06, Class C
6.400%	03/17/31		100	103,116
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	291,341

				12,031,418

Collateralized Loan Obligations — 4.2%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.987%(c)	10/20/37		1,800	1,806,374

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.162%(c)	07/22/37		13,000	$13,115,831
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/20/34		7,500	7,502,327
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.086%(c)	07/15/37		1,750	1,763,556
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.956%(c)	04/25/34	EUR	2,418	2,496,518
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)
5.951%(c)	01/22/38	EUR	6,700	7,006,832
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.977%(c)	10/26/37		3,250	3,263,655
Aqueduct European CLO DAC (Ireland),
Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.994%(c)	01/18/39	EUR	29,000	30,039,650
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class BR2, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
0.010%(c)	01/25/38		23,800	23,800,000
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.954%(c)	04/15/32	EUR	6,221	6,431,288
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
3.769%(c)	06/22/34	EUR	5,000	5,166,205
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.952%(c)	04/18/35		15,000	15,022,892
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.039%(c)	10/21/34		1,250	1,250,241
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
6.829%(c)	07/20/37		24,000	24,233,710
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.979%(c)	01/20/34		10,450	10,465,285
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.046%(c)	04/24/34		12,500	12,522,450

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.817%(c)	05/17/31		1,022	$1,022,578
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.069%(c)	07/20/34		1,755	1,755,500
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	10/15/34		17,575	17,608,060
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.029%(c)	04/19/34		2,500	2,504,511
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.779%(c)	04/15/31	EUR	2,927	3,010,455
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.049%(c)	07/20/34		4,000	4,004,029
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.174%(c)	10/15/35	EUR	12,510	12,940,960
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
5.929%(c)	07/27/31		2,844	2,847,878
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-08A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.017%(c)	01/25/37		15,500	15,502,635
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	07/20/34		3,500	3,506,916
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.836%(c)	01/15/32		13,005	13,026,082
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.018%(c)	01/15/31		1,710	1,711,482
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	01/20/35		1,840	1,843,602
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34		3,519	3,525,435
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.058%(c)	01/15/35		3,940	3,946,492

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.058%(c)	07/15/34		3,811	$3,817,292
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.987%(c)	10/25/33		2,080	2,083,616
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.516%(c)	01/25/37		14,000	14,151,357
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.847%(c)	10/20/31		1,220	1,222,376
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.850%(c)	05/22/32	EUR	1,803	1,860,964
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.912%(c)	08/26/32	EUR	10,117	10,437,532
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
0.000%	01/25/38		35,000	35,000,000
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		10,500	10,510,506
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.907%(c)	10/20/37		30,500	30,644,213
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.915%(c)	10/17/37		3,250	3,258,318
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.177%(c)	04/17/37		25,000	25,123,413
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.007%(c)	10/20/37		10,000	10,049,989
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.252%(c)	04/22/37		20,000	20,087,112
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
6.252%(c)	10/20/37		2,335	2,342,320
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.928%(c)	04/15/31		2,186	2,189,022
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.056%(c)	04/15/34		2,930	2,935,474

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.057%(c)	10/20/31		1,514	$1,515,540
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.986%(c)	04/25/34	EUR	1,465	1,513,930
Highbridge Loan Management Ltd. (Cayman Islands),
Series 5A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
6.068%(c)	10/15/30		620	620,550
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/26/34		1,000	1,002,086
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.939%(c)	04/21/31		567	567,016
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	01/20/35		7,750	7,764,756
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)
5.917%(c)	04/17/34		35,000	35,038,577
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
4.964%(c)	10/15/37	EUR	7,000	7,305,272
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.834%(c)	07/15/31	EUR	3,519	3,614,456
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.202%(c)	04/22/37		705	710,567
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		12,080	12,098,073
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
5.834%(c)	07/18/30		312	312,867
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.917%(c)	10/20/34		1,020	1,021,213
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.049%(c)	10/20/34		16,750	16,753,218
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.794%(c)	01/15/38		10,500	10,582,403

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
3.969%(c)	05/25/34	EUR	3,000	$3,097,177
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.998%(c)	10/15/32		2,770	2,770,046
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.186%(c)	04/15/37		3,360	3,374,629
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.132%(c)	04/18/37		29,750	30,011,211
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.117%(c)	04/20/37		2,550	2,574,130
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		17,250	17,298,048
MidOcean Credit CLO (Cayman Islands),
Series 2016-06A, Class ARRR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.847%(c)	04/20/33		1,262	1,263,917
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.936%(c)	10/23/34		13,000	13,022,430
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	10/12/30		1,474	1,476,295
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.038%(c)	07/15/31		1,429	1,431,630
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	17,500	18,182,533
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.397%(c)	07/20/37		9,500	9,576,741
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.067%(c)	07/19/37		15,000	15,059,540
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.766%(c)	11/13/31		1,568	1,569,970
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.138%(c)	10/15/34		5,000	5,010,062

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.959%(c)	04/26/31		1,726	$1,728,350
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.999%(c)	07/20/29		195	194,641
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)
5.516%(c)	04/17/31		15,110	15,128,476
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.938%(c)	04/15/31		681	681,897
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.039%(c)	01/17/31		100	100,583
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
0.000%(c)	05/21/34		55,250	55,250,000
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.068%(c)	07/15/34		1,465	1,467,253
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BR, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
5.684%(c)	01/15/38	EUR	10,000	10,420,444
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)
5.718%(c)	10/15/29		90	89,684
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.729%(c)	07/20/34		810	813,346
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.098%(c)	10/15/34		7,500	7,513,343
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.068%(c)	07/15/31		1,275	1,276,967
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		30,000	30,054,963
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	10/20/31		2,787	2,792,145
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
0.010%(c)	01/22/38		57,700	57,700,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.069%(c)	01/20/35		8,750	$8,752,527
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.949%(c)	01/26/31		557	557,115
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.065%(c)	01/17/32	EUR	10,358	10,717,230
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.916%(c)	04/25/30	EUR	964	997,481
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.714%(c)	02/20/30	EUR	5,753	5,948,049
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	10/15/31		2,500	2,502,921
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.869%(c)	04/16/31		285	285,416
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34		6,095	6,096,471
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
0.000%(c)	04/20/34		40,250	40,250,000
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		2,930	2,930,649
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30		221	221,433
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	07/15/30		1,119	1,120,116
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.829%(c)	04/15/37	EUR	15,000	15,636,935
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		35,000	35,000,000
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.956%(c)	01/25/34		3,065	3,077,165

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.817%(c)	01/20/32		493	$493,349
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.926%(c)	04/25/37		8,250	8,344,087
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.994%(c)	07/18/31		4,713	4,717,951
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.989%(c)	10/17/32		450	450,006
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	04/15/33		25,500	25,538,311
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		487	487,818
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		4,295	4,298,976

				1,020,131,914

Consumer Loans — 0.0%
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	239,687
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	288,140
Series 2023-01A, Class A, 144A
5.500%	06/14/38		1,500	1,525,060
Series 2023-01A, Class D, 144A
7.490%	06/14/38		300	312,673
Series 2023-02A, Class C, 144A
6.740%	09/15/36		200	205,380
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,969
SoFi Consumer Loan Program Trust,
Series 2021-01, Class D, 144A
2.040%	09/25/30		187	183,874

				2,961,783

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.888%(c)	03/15/32	GBP	1,100	1,385,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	05/25/34	22	$21,278
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.953%(c)	03/25/43	11	10,340
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.305%(c)	03/20/54	34	34,037
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	08/25/33	18	18,323
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	880	890,953
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	81	81,326
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	82	82,368
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	264	266,663
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	472	467,469
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	716	709,607

			2,582,364

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.053%(c)	02/25/34	5	4,697
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.687%(c)	10/25/34	12	11,580
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.503%(c)	11/25/34	1	1,025
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.298%(c)	01/25/35	12	11,302
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
5.642%(c)	09/25/34	44	44,920

			73,524

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	5	$5,226
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	60	57,442
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	108	102,421

			165,089

TOTAL ASSET-BACKED SECURITIES (cost $1,046,764,693)			1,039,331,332

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	108	103,521
Series 2018-BN13, Class A4
3.953%	08/15/61	430	414,097
Series 2019-BN20, Class A2
2.758%	09/15/62	526	474,354
Series 2019-BN24, Class A3
2.960%	11/15/62	190	170,984
Series 2021-BN34, Class A5
2.438%	06/15/63	230	189,677
BANK5,
Series 2024-5YR08, Class A3
5.884%	08/15/57	3,360	3,452,774
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	342	314,386
Series 2024-5C27, Class A3
6.014%	07/15/57	360	372,087
Series 2024-5C29, Class A3
5.208%	09/15/57	700	702,347
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57	1,600	1,626,423
Series 2024-V10, Class A3
5.277%	09/15/57	1,300	1,304,368
BMO Mortgage Trust,
Series 2024-5C05, Class A3
5.857%	02/15/57	3,670	3,758,699
Series 2024-5C06, Class A3
5.316%	09/15/57	1,850	1,855,505
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.212%(c)	09/15/38	300	297,064
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.862%(c)	09/15/38	600	595,594
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
5.164%(c)	05/15/38	44	43,447

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
5.213%(c)	11/15/41	CAD	900	$627,408
BX Trust,
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.211%(c)	01/15/34		94	93,667
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		1,036	935,755
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		345	329,729
Series 2019-CD08, Class A3
2.657%	08/15/57		960	868,801
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		374	364,586
Series 2016-C07, Class A2
3.585%	12/10/54		334	324,470
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		764	759,650
Series 2017-C04, Class A3
3.209%	10/12/50		312	298,929
Series 2019-GC41, Class A4
2.620%	08/10/56		385	344,886
Commercial Mortgage Trust,
Series 2015-LC21, Class A3
3.445%	07/10/48		421	419,956
Series 2015-LC23, Class A3
3.521%	10/10/48		499	493,179
Series 2016-COR01, Class A3
2.826%	10/10/49		450	435,553
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
6.039%(c)	08/15/41		1,275	1,281,375
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	117,215
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	283,637
Series 2018-CX12, Class A3
3.959%	08/15/51		270	259,769
Series 2019-C17, Class A4
2.763%	09/15/52		145	131,629
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.754%(c)	08/07/30	GBP	464	578,675
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		305	296,024
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25		5,847	24,832

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K055, Class X1, IO
1.326%(cc)	03/25/26	2,902	$38,150
Series K097, Class X1, IO
1.088%(cc)	07/25/29	1,561	64,448
Series K131, Class X1, IO
0.727%(cc)	07/25/31	22,697	885,508
Series K736, Class X1, IO
1.278%(cc)	07/25/26	91	1,284
Series K741, Class X1, IO
0.562%(cc)	12/25/27	213	2,974
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	700	663,289
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.612%(c)	10/15/36	350	345,702
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.062%(c)	10/15/36	580	575,723
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	850	766,109
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	606,937
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	16,563
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.498%(c)	03/15/39	400	400,250
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.948%(c)	03/15/39	1,100	1,100,688
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, 144A, 1 Month SOFR + 1.592% (Cap N/A, Floor 1.592%)
5.989%(c)	05/15/41	747	746,395
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	190	183,348
Series 2019-H07, Class A3
3.005%	07/15/52	64	58,861
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	195	170,289
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.011%(c)	03/15/36	150	143,156
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
5.312%(c)	04/15/36	105	104,459

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
5.789%(c)	05/15/39		1,790	$1,789,441
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.827%(c)	08/17/31	GBP	1,215	1,507,961
TX Trust,
Series 2024-HOU, Class A, 144A, 1 Month SOFR + 1.591% (Cap N/A, Floor 1.591%)
5.988%(c)	06/15/39		585	583,546
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		440	427,414
Series 2019-C16, Class A3
3.344%	04/15/52		385	366,104
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
5.937%(cc)	03/15/40		515	516,604
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		325	312,425
Series 2017-C41, Class A3
3.210%	11/15/50		575	548,292
Series 2019-C49, Class A3
3.749%	03/15/52		505	499,040
Series 2019-C52, Class A4
2.643%	08/15/52		245	224,106
Series 2021-C59, Class A5
2.626%	04/15/54		140	118,411
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.712%(c)	05/15/31		388	381,355
Series 2024-5C01, Class A3
5.928%	07/15/57		1,800	1,854,913

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,966,540)				40,948,797

CORPORATE BONDS — 3.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28		260	244,815
3.625%	02/01/31		1,525	1,384,458
5.040%	05/01/27		1,190	1,192,843
6.528%	05/01/34		490	513,300
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31		635	663,901
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		3,375	3,358,125
7.125%	06/15/26		41	41,102
7.500%	02/01/29(a)		175	182,042
7.875%	04/15/27		2,096	2,098,620

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	240	$262,213
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	03/01/32		1,330	1,342,123

				11,283,542

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,074,150
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		191	175,488
6.000%	02/20/34		660	677,386
6.343%	08/02/30		113	118,819
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	1,100	1,116,544
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30		810	814,610

				3,976,997

Airlines — 0.0%
American Airlines 2016-3 Class A Pass Through Trust,
Pass-Through Certificates
3.250%	04/15/30		93	85,934
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		40	39,912
5.750%	04/20/29		1,835	1,815,622
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,378	2,337,285
4.625%	04/15/29		507	481,935

				4,760,688

Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		979	901,547
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,145	1,136,198
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	140,302

				2,178,047

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		700	582,546
4.750%	01/15/43		15	11,814
6.625%	10/01/28		420	436,206

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
9.625%	04/22/30		740	$854,847
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	184,543
4.000%	11/13/30		500	450,126
4.950%	05/28/27		630	624,454
5.850%	05/17/27		600	606,224
6.798%	11/07/28		385	399,022
6.800%	05/12/28		355	366,914
7.200%	06/10/30		610	642,007
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		525	523,180
Sr. Unsec’d. Notes
4.900%	10/06/29		1,955	1,924,665
5.550%	07/15/29		930	940,345
5.800%	06/23/28		475	484,652
5.850%	04/06/30		620	633,796
6.050%	10/10/25		255	257,134
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		1,145	1,111,157
4.875%	11/01/27		1,040	1,036,817
5.600%	03/30/28		775	784,435
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	300	357,217
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	1,733,994
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.625%	07/19/29	EUR	390	354,910

				15,301,005

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	393,848
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		711	703,890
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29		460	445,227
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		64	63,600
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		45	41,836
5.625%	06/15/28		650	641,122
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	612,040

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		6,115	$5,688,397

				8,589,960

Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		900	909,448
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	300	303,103
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	800	736,786
0.500%	05/25/30	EUR	300	272,792
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	503,018
3.800%	10/27/30	CNH	25,720	3,757,892
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	690	757,313
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	07/23/29	EUR	420	456,807
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	2,330	2,474,401
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		690	748,650
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	300	322,194
5.500%(ff)	09/08/29	EUR	800	888,767
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		690	757,275
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	3,500	3,711,472
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
1.625%	04/30/28	EUR	200	198,653
2.000%	06/01/30	EUR	200	195,131
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	253,014
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	187,895
0.500%	07/08/31	EUR	200	173,640
4.000%	09/08/27	EUR	300	318,316
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,759	1,481,016
5.468%(ff)	01/23/35		1,160	1,163,446
5.819%(ff)	09/15/29		1,822	1,867,569
5.933%(ff)	09/15/27		305	310,349

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		7,085	$5,962,249
2.496%(ff)	02/13/31		1,670	1,466,062
3.970%(ff)	03/05/29		1,095	1,061,623
Sub. Notes, MTN
5.425%(ff)	08/15/35		570	554,947
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	710	753,711
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26		980	988,111
Bank of Montreal (Canada),
Covered Bonds, EMTN
0.050%	06/08/29	EUR	5,360	4,941,306
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	1,630	1,729,939
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	621,225
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	600	792,107
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	169,354
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	605,075
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		730	745,549
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		830	821,211
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31		1,675	1,492,002
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,100	2,155,149
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	616,972
Sub. Notes, 144A
5.906%(ff)	11/19/35		1,160	1,128,047
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	806,263
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		1,508	1,468,294
5.716%(ff)	01/18/30		2,920	2,940,088
6.612%(ff)	10/19/27		505	517,365
6.714%(ff)	10/19/29		740	768,741
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	300	322,498
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		1,810	1,823,925
6.208%(ff)	01/18/29		1,680	1,720,802
6.684%(ff)	09/13/27		2,155	2,209,544
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		700	706,200

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
5.375%(ff)	11/14/30	EUR	300	$340,404
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,200	1,206,623
5.875%	04/30/29		3,400	3,449,255
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		170	169,229
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	657,557
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	823,330
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		90	78,437
2.976%(ff)	11/05/30		2,170	1,958,856
4.412%(ff)	03/31/31		680	653,256
4.542%(ff)	09/19/30		800	777,153
5.174%(ff)	02/13/30		2,175	2,171,638
5.449%(ff)	06/11/35		210	208,367
Sub. Notes
4.450%	09/29/27		370	364,870
5.827%(ff)	02/13/35		4,435	4,414,823
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	346,744
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	240,784
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		780	748,800
Jr. Sub. Notes, EMTN
6.500%(ff)	09/23/29(oo)	EUR	700	748,740
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		740	764,396
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		740	729,990
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	189,726
1.750%	03/05/29	EUR	600	584,890
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	214,917
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		1,085	1,052,117
5.705%(ff)	03/01/30		2,940	2,978,037
Sr. Non-Preferred Notes, EMTN
4.500%(ff)	11/09/28	EUR	300	323,601
4.750%(ff)	06/21/30	EUR	550	607,458
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28(a)		585	555,800
4.999%(ff)	09/11/30		1,120	1,092,647
6.819%(ff)	11/20/29		680	711,360
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,118,791

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Preferred Notes
5.414%	05/10/29(a)		705	$714,269
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	136,350
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	2,080	1,158,546
6.100%	02/21/33	AUD	20	12,836
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	140	86,021
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		900	933,365
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	1,000,020
3.500%	07/02/25	CNH	2,200	300,770
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	379,691
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		1,300	1,309,914
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	791,011
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		2,586	2,453,345
1.992%(ff)	01/27/32		2,155	1,780,403
3.615%(ff)	03/15/28		1,615	1,569,821
3.691%(ff)	06/05/28		2,010	1,951,227
3.814%(ff)	04/23/29		120	115,391
4.223%(ff)	05/01/29		210	204,437
4.482%(ff)	08/23/28		745	736,303
4.692%(ff)	10/23/30		4,765	4,667,486
5.016%(ff)	10/23/35		2,435	2,335,622
5.049%(ff)	07/23/30		250	248,661
5.330%(ff)	07/23/35		1,470	1,443,091
5.727%(ff)	04/25/30		360	367,555
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		840	739,200
6.500%(ff)	03/23/28(oo)		760	754,300
6.950%(ff)	03/11/34(oo)		740	736,300
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		615	552,179
3.000%(ff)	07/22/28	GBP	1,385	1,644,962
5.130%(ff)	11/19/28		600	599,611
5.546%(ff)	03/04/30		600	603,064
Sub. Notes
5.874%(ff)	11/18/35		710	692,865
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	11/16/26(oo)		770	759,413
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	700	752,453

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	1,100	$1,152,993
Sr. Preferred Notes, 144A
6.625%	06/20/33		600	625,442
Sr. Preferred Notes, EMTN
5.250%	01/13/30	EUR	300	340,836
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29		1,610	1,510,468
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,130	1,125,483
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	49,787
2.069%(ff)	06/01/29		1,230	1,116,998
2.522%(ff)	04/22/31		4,112	3,617,891
2.545%(ff)	11/08/32		415	350,137
2.580%(ff)	04/22/32		182	156,218
2.739%(ff)	10/15/30		1,449	1,304,233
3.702%(ff)	05/06/30		311	294,462
4.603%(ff)	10/22/30		3,680	3,610,770
4.851%(ff)	07/25/28		425	424,830
4.946%(ff)	10/22/35		1,140	1,099,241
5.040%(ff)	01/23/28		770	772,517
5.294%(ff)	07/22/35		375	371,143
5.336%(ff)	01/23/35		755	750,797
Sub. Notes
2.956%(ff)	05/13/31		2,042	1,824,826
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		600	589,430
5.796%(ff)	01/19/29		1,790	1,817,539
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		110	114,550
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29		480	426,268
4.789%(ff)	06/01/33		210	198,312
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		780	746,045
Sr. Unsec’d. Notes
5.721%(ff)	06/05/30		770	782,845
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	195,459
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	613,741
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	916,310
0.495%(ff)	10/26/29	EUR	1,790	1,687,218
4.654%(ff)	10/18/30		550	538,317
5.123%(ff)	02/01/29		1,915	1,919,150
5.173%(ff)	01/16/30		1,910	1,911,236
5.320%(ff)	07/19/35		190	187,121
5.449%(ff)	07/20/29		580	586,474

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	$130,500
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,189,944
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		270	226,066
2.943%(ff)	01/21/33		430	368,292
5.250%(ff)	04/21/34		240	236,345
5.424%(ff)	07/21/34		210	208,724
5.831%(ff)	04/19/35		540	550,303
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,000	1,013,146
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	3,500	3,687,872
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		760	757,150
8.125%(ff)	11/10/33(oo)		710	754,375
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		1,430	1,414,690
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27		500	506,325
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		460	447,972
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	136,781
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	276,785
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	3,500	3,699,526
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		1,000	834,983
5.519%(ff)	01/19/28		1,032	1,034,258
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,119,976
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	953,360
2.608%(ff)	01/12/28		1,100	1,045,792
5.005%(ff)	10/15/30		1,100	1,076,867
5.688%(ff)	05/14/28		610	616,777
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	1,000	1,085,693
Jr. Sub. Notes
8.125%(ff)	10/31/82		740	770,525
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.887%(ff)	06/07/29		330	297,714
5.122%(ff)	01/26/34		90	87,365

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.711%(ff)	01/24/35		60	$60,529
5.867%(ff)	06/08/34		100	101,656
6.123%(ff)	10/28/33		120	124,866
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30		360	363,189
5.678%(ff)	01/23/35		40	40,373
5.836%(ff)	06/12/34		285	290,549
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		700	756,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	1,760	2,075,659
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		425	408,531
1.364%(ff)	01/30/27		1,035	994,986
2.193%(ff)	06/05/26		965	952,938
3.091%(ff)	05/14/32		1,000	870,000
6.537%(ff)	08/12/33		810	856,575
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	296,358
0.650%(ff)	01/14/28	EUR	1,220	1,204,947
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	4,660	4,922,269
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	700	752,663
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		1,545	1,514,230
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32		620	536,478
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.499%(ff)	01/23/35		160	159,048
6.303%(ff)	10/23/29		365	379,455
6.491%(ff)	10/23/34		155	164,623
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		565	494,847
5.198%(ff)	01/23/30		2,010	2,016,641
5.557%(ff)	07/25/34		170	169,604

				206,214,591

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43		255	248,183
5.750%	03/02/63		600	575,562

				823,745

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	571,274
4.500%	11/29/32	EUR	400	443,976

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	$693,014
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes, EMTN
0.625%	01/19/33	EUR	300	249,430
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,200	1,134,552
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32		2,050	2,061,108
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		365	338,862
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,295	2,237,726
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	1,973,129

				9,703,071

Chemicals — 0.0%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31		535	528,796
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27		725	736,220
6.330%	07/15/29		180	183,630
6.600%	11/15/28		505	516,778
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		540	475,605
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		340	340,392
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		30	25,307
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54		1,130	1,146,249
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28		1,375	1,458,125
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31		1,788	1,825,948

				7,237,050

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	700	732,932

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		1,883	$1,926,776
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	1,094,554
9.750%	07/15/27		1,410	1,419,309
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,240	1,168,625
4.625%	06/01/28		1,370	1,287,389
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		1,150	1,097,029
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	584,024
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.875%	09/26/29	EUR	950	924,384
2.250%	01/25/32	EUR	100	93,873
5.125%	06/14/33	EUR	1,135	1,263,719
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		775	772,094
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		3,370	3,530,427
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		1,200	1,163,691
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		505	516,063
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,130	1,149,664
4.250%	09/25/30	GBP	435	517,348
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		190	190,604
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	734,681
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	1,670	1,825,127
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	700	740,443
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.625%	07/24/29	EUR	330	349,043
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32(a)		590	573,606

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36	396	$371,420
Sr. Sec’d. Notes, 144A
5.750%	10/10/36	410	383,801
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	3,845	3,366,846
3.875%	02/15/31	86	76,844
4.875%	01/15/28(a)	695	675,454
5.250%	01/15/30	1,265	1,228,956
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	76	64,713
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	760	768,816

			30,592,255

Computers — 0.0%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	895	911,805
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	485	451,239
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,545	2,477,115
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,761	1,905,072

			5,745,231

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	4,344	3,977,935
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	565	587,441
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,675	1,761,858

			6,327,234

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	2,020	1,868,642
5.750%	06/06/28	450	458,032
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.250%	04/15/26	1,130	1,115,988
4.375%	05/01/26	620	613,019
5.750%	03/01/29	760	766,718
5.750%	11/15/29	2,710	2,746,097

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
6.375%	05/04/28		300	$308,031
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		210	210,578
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31		220	242,717
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,722	1,732,480
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29		1,295	1,287,726
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		165	167,011
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	69,983
5.500%	08/15/28		837	812,951
6.000%	01/15/27		2,805	2,787,617
Navient Corp.,
Sr. Unsec’d. Notes
9.375%	07/25/30		1,475	1,579,460
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
5.500%	11/15/33		557	571,541
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,570	2,615,361
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	700	666,308
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	616,095
5.750%	09/15/31(a)		950	904,338
7.875%	12/15/29		1,646	1,724,560
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,000	958,244
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	512,802

				25,336,299

Electric — 0.3%
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31		540	450,219
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30		120	110,734
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	600	578,396
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		370	319,197

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		466	$416,833
4.500%	02/15/28		1,496	1,434,965
5.250%	06/01/26		34	33,999
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	796,945
5.000%	02/01/31		1,035	973,862
5.125%	03/15/28		5,144	4,988,499
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	495,385
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		200	194,300
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		1,955	1,899,282
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,195	1,039,143
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		450	434,469
5.750%	03/15/54		100	97,341
6.500%	10/01/53		450	478,532
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		550	558,596
Sr. Unsec’d. Notes
5.800%	06/15/54		60	58,550
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		470	484,656
Sr. Unsec’d. Notes
5.450%	06/15/29		710	716,316
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	320,366
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	1,000	979,464
Jr. Sub. Notes, EMTN
5.125%(ff)	09/17/29(oo)	EUR	400	421,612
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		240	240,912
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41		650	438,986
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32		600	581,805
Enel SpA (Italy),
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	890	986,440

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	01/30/25(oo)	EUR	900	$929,571
4.750%(ff)	03/14/30(oo)	EUR	600	643,633
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	900	952,758
3.625%	03/06/31	EUR	1,100	1,162,433
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		40	39,651
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		740	754,241
Entergy Mississippi LLC,
First Mortgage
5.850%	06/01/54		240	241,748
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		70	67,953
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,800	2,783,368
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		300	251,317
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,317,498
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,230	1,068,747
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,415	1,491,849
ITC Holdings Corp.,
Sr. Unsec’d. Notes
5.300%	07/01/43		680	623,040
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		260	232,368
5.400%	06/01/33		780	774,132
5.650%	05/09/34		70	70,442
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		480	407,747
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
3.188%(c)	07/24/26	EUR	2,100	2,139,436
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	190,855
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	600	563,671
3.875%	01/16/29	EUR	740	789,985
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		1,000	1,025,228

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	$1,713,781
Gtd. Notes, 144A
3.375%	02/15/29		230	208,594
3.625%	02/15/31		1,378	1,203,674
3.875%	02/15/32		489	425,430
5.250%	06/15/29		201	195,357
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		1,711	1,891,022
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,200	2,239,491
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.577%(s)	04/11/31	CAD	4,000	2,228,585
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		515	480,298
2.500%	02/01/31		1,461	1,250,582
2.950%	03/01/26		150	146,618
3.300%	12/01/27		265	253,178
3.300%	08/01/40		310	231,670
3.950%	12/01/47		740	552,573
4.550%	07/01/30		1,580	1,530,006
4.600%	06/15/43		270	227,499
4.950%	07/01/50		60	52,061
5.550%	05/15/29		60	60,972
5.800%	05/15/34(a)		1,200	1,227,426
5.900%	06/15/32		235	241,375
6.150%	01/15/33		180	186,915
6.700%	04/01/53		430	466,413
6.750%	01/15/53		960	1,047,045
6.950%	03/15/34		930	1,020,678
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	883,715
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		240	246,117
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49		480	320,157
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		60	56,576
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		150	138,691
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		2,882	2,881,720
8.000%(ff)	10/15/26(oo)		6,239	6,352,548
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		5,710	6,104,920

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	$3,479,270
5.500%	09/01/26		15	14,964
5.625%	02/15/27		1,094	1,090,745
6.875%	04/15/32		515	527,160
7.750%	10/15/31		2,230	2,336,016
Sr. Sec’d. Notes, 144A
5.700%	12/30/34		190	187,632
6.000%	04/15/34		180	182,069

				82,935,018

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	632,343
6.625%	03/15/32		470	476,774
7.250%	06/15/28		446	453,450

				1,562,567

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	750	783,978
3.700%	08/15/29	EUR	750	795,609
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	742,899
4.125%	11/02/34	EUR	265	287,576
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,665	1,453,354

				4,063,416

Engineering & Construction — 0.0%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	191,957
2.000%	02/15/33	EUR	3,000	2,762,226
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.500%	07/11/35	EUR	300	330,072
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		595	557,444
5.500%	07/31/47		400	321,124
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	332,592
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		249	220,482

				4,715,897

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,025	1,897,096

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		1,855	$1,864,013
7.000%	02/15/30		5,275	5,371,669
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31		1,060	1,068,795
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,065	3,007,937
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,600	1,543,393
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		1,046	1,029,824
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,753	1,225,864
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		1,065	1,020,668
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29		1,295	1,204,754
4.279%	03/15/32		1,700	1,497,746
5.050%	03/15/42		970	778,505
6.412%	03/15/26		305	305,086
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	44,059
7.125%	02/15/31		630	655,396

				22,514,805

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		930	953,985

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		850	806,924
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		690	709,643
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,320	7,634,059
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,710,207
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,222	1,439,945
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	900	955,555
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	497,212

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Kroger Co. (The),
Sr. Unsec’d. Notes
5.500%	09/15/54		190	$178,782
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	591,899
4.375%	01/31/32		874	790,698
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	387,103
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		1,180	1,171,828
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,075	962,989
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33		780	757,870

				19,594,714

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	69,636
5.875%	08/20/26		376	363,124
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		520	529,365
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		510	522,864
Gtd. Notes, Series 20-A
1.750%	01/15/31		150	123,489
Gtd. Notes, Series 21A
3.150%	09/30/51		60	38,651
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,169,721

				2,816,850

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		390	393,572

Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
1.375%	03/08/28	EUR	300	296,871
3.375%	03/08/29	EUR	1,090	1,148,126
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		740	616,839
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,795	2,589,176
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		3,190	3,071,187

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	1,000	$1,067,298
3.875%	10/15/36	EUR	400	428,599
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	180	188,208

				9,406,304

Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		194	161,675
Concentra Escrow Issuer Corp.,
Gtd. Notes, 144A
6.875%	07/15/32		845	864,063
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	129,667
4.625%	06/01/30		2,605	2,392,910
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		320	265,609
3.500%	09/01/30		640	581,110
4.125%	06/15/29		710	677,757
4.625%	03/15/52		270	210,947
5.250%	06/15/26		950	952,223
5.450%	09/15/34		330	321,738
5.600%	04/01/34		120	118,217
5.950%	09/15/54		220	209,172
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29		1,005	1,038,139
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	47,818
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		400	397,640
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		550	515,858
4.375%	01/15/30		1,710	1,587,638
4.625%	06/15/28		855	818,909
5.125%	11/01/27		1,541	1,511,071
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33		1,225	1,162,356
5.000%	04/15/34(h)		1,625	1,585,169
5.050%	04/15/53		1,930	1,728,133
5.875%	02/15/53		1,985	1,988,728

				19,266,547

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	123,183

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
6.625%	01/15/28		2,294	$2,293,537
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	49,238
7.250%	10/15/29(a)		1,108	1,122,372
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		506	459,195
6.250%	09/15/27		741	731,737
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,165	2,008,037
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,108
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		500	482,586
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,774	1,636,515
5.250%	12/15/27		882	859,624
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,196,072
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		310	310,708
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		905	865,317

				13,219,229

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		440	441,524
6.625%	05/15/32		220	221,486
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	465,363
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	164,992

				1,293,365

Insurance — 0.0%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29		2,040	2,105,787
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	416,242
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		1,545	1,475,850

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,000	$1,004,327
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	726,604
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	669,209
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,634,481
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	500	576,926

				8,609,426

Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	465	506,447
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		300	290,827
Rakuten Group, Inc. (Japan),
Sr. Unsec’d. Notes
11.250%	02/15/27		680	740,363
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29		1,248	1,207,141
Sr. Unsec’d. Notes
4.300%	01/15/30		1,660	1,606,671
4.800%	09/15/34		1,020	973,476
5.350%	09/15/54		90	83,174

				5,408,099

Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		2,560	2,505,242
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,171,546
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, GMTN
3.500%	02/15/33	EUR	1,630	1,726,611
TVF Varlik Kiralama A/S (Turkey),
Gtd. Notes
6.950%	01/23/30		930	931,744

				6,335,143

Iron/Steel — 0.0%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30		625	643,225

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	745	$736,750
7.375%	05/01/33	1,320	1,298,273

			2,678,248

Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
10.500%	06/01/30	2,460	2,620,294
Sr. Sec’d. Notes, 144A
7.000%	08/15/29	1,610	1,669,892
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	1,275	1,358,372
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,575	1,568,306
Sr. Sec’d. Notes, 144A
8.125%	01/15/29	415	436,269
8.375%	02/01/28	555	580,808
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	75	74,153
7.750%	02/15/29	1,215	1,275,750
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,555	1,553,429
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	1,025	1,020,182
5.500%	04/01/28	520	516,360
5.625%	09/30/31	1,720	1,692,050
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
11.250%	12/15/27	765	823,198
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,475	1,462,094

			16,651,157

Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,875	1,826,358
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	2,009	1,922,761
6.500%	04/15/32(a)	2,000	1,992,414
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	1,225	1,213,130

			6,954,663

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	300	311,995

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	$898,952
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		180	177,358
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27(a)	EUR	3,485	3,596,472

				4,984,777

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		265	228,198
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		105	91,461
4.250%	01/15/34		655	531,422
4.500%	08/15/30		50	44,876
4.500%	06/01/33		795	668,467
4.750%	03/01/30		1,548	1,413,520
5.000%	02/01/28		90	86,764
5.125%	05/01/27		315	309,395
5.375%	06/01/29		245	234,051
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		620	546,543
2.300%	02/01/32		400	316,649
2.800%	04/01/31		1,525	1,287,057
3.500%	06/01/41		210	143,989
3.900%	06/01/52		893	574,596
4.800%	03/01/50		133	99,922
5.250%	04/01/53		380	305,977
6.384%	10/23/35		90	89,837
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		360	209,885
3.200%	07/15/36		300	242,061
3.250%	11/01/39		540	409,685
5.500%	05/15/64		330	308,162
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34		105	101,427
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)		1,600	1,128,084
Gtd. Notes, 144A
4.125%	12/01/30(x)		425	306,042
Gtd. Notes, 144A
5.375%	02/01/28(x)		725	624,458
Gtd. Notes, 144A
5.500%	04/15/27(x)		1,625	1,453,055
Gtd. Notes, 144A
6.500%	02/01/29(x)		235	197,503
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)		1,550	805,996

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30(x)		1,000	$568,515
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)		675	771
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)		3,675	8,180
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		890	830,082
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	69,843
7.375%	07/01/28		410	292,611
7.750%	07/01/26		3,439	2,890,306
Sr. Sec’d. Notes, 144A
5.750%	12/01/28		1,335	1,140,682
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,150	2,273,948
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		2,150	1,913,629
Gray Television, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31		632	336,310
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		3,075	3,131,212
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,100	1,207,174
5.250%	05/15/29	GBP	675	784,898
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32		2,075	1,833,781

				30,041,024

Mining — 0.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30		1,629	1,685,518
Unsec’d. Notes, 144A
11.500%	10/01/31		2,985	3,335,004
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	396,000
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	600	563,965
4.154%	04/29/31	EUR	420	449,966
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		1,680	1,692,951
5.634%	04/04/34		150	149,398
6.375%	10/06/30		150	157,108

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		1,440	$1,450,149
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		1,080	1,001,353

				10,881,412

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	200	216,944
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	947,703

				1,164,647

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	500	541,145
4.750%	04/16/29	GBP	600	741,285
5.000%	01/24/29		670	672,599
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	217,859
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	167,064
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		600	626,694
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.621%(s)	03/31/27		1,500	1,401,807

				4,368,453

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32		765	775,487

Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	700,859
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34		630	592,402
5.600%	06/13/28		950	961,539
6.000%	06/13/33		385	386,517
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		35	42,279
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		565	561,815
8.250%	12/31/28		648	661,404
BP Capital Markets America, Inc.,
Gtd. Notes
4.812%	02/13/33		570	549,975

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,960	$1,996,756
6.450%(ff)	12/01/33(oo)		770	792,138
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	208,107
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		700	700,592
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		910	945,620
8.625%	11/01/30		780	817,210
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		150	108,645
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		2,210	2,199,026
9.250%	02/15/28		2,130	2,226,107
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30		1,145	1,184,674
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		735	736,438
5.200%	04/18/27		455	459,401
5.400%	04/18/34		1,898	1,867,505
5.750%	04/18/54		1,045	980,867
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.375%	01/19/36		607	584,845
8.875%	01/13/33		420	426,388
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,900	1,870,793
Gtd. Notes, 144A
5.875%	02/01/29		1,851	1,840,294
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,400	1,335,664
6.000%	04/15/30		1,038	976,900
6.000%	02/01/31		1,275	1,183,936
6.250%	04/15/32		1,436	1,322,047
8.375%	11/01/33		895	913,829
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		2,050	1,692,296
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32		570	562,866
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,058

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.375%	01/01/32		160	$156,781
5.875%	09/01/25		633	635,167
8.875%	07/15/30		1,770	2,015,050
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		460	466,173
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,326,939
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,200	1,436,044
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		1,375	1,324,125
5.950%	01/28/31		2,275	1,913,662
6.500%	03/13/27		2,325	2,240,370
6.700%	02/16/32		4,060	3,544,887
10.000%	02/07/33		3,080	3,203,200
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	900	855,819
4.875%	02/21/28	EUR	1,700	1,664,974
Gtd. Notes, MTN
8.750%	06/02/29		3,740	3,742,337
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		460	458,988
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,074,977
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29		1,105	1,133,955
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,321,709
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		1,655	1,620,377
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30		930	937,691

				63,497,017

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,200	1,027,750
6.000%	06/15/29		2,150	2,168,117
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34		90	90,389
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30		870	785,451

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,311	$1,310,196
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,200	1,191,294
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		415	416,554

				6,989,751

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		150	122,163
4.500%	05/14/35		1,532	1,433,325
4.700%	05/14/45		50	44,213
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		600	588,039
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		578	392,317
5.000%	02/15/29		844	502,180
5.250%	01/30/30		2,669	1,444,596
5.250%	02/15/31		657	343,282
6.250%	02/15/29		4,024	2,474,760
7.000%	01/15/28		107	75,301
9.000%	12/15/25		125	121,400
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		450	360,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,050	1,042,430
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	424,587
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50		150	86,697
5.550%	02/22/54		360	350,610
6.400%	11/15/63		300	321,261
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		1,520	1,318,851
5.125%	02/15/34		100	97,971
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		140	117,748
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		650	610,851
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		650	584,472

				12,857,054

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,700	$1,653,690
5.750%	03/01/27	426	423,583
6.625%	02/01/32	475	478,667
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	680	589,964
4.500%	10/01/29	390	377,577
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	480	494,165
6.036%	11/15/33	685	703,220
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	1,035	1,102,927
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33	1,070	1,078,003
Sub. Notes
5.500%(ff)	07/15/77	520	500,500
7.375%(ff)	01/15/83	390	392,925
8.500%(ff)	01/15/84	710	787,213
Energy Transfer LP,
Gtd. Notes, 144A
7.375%	02/01/31	875	915,818
Jr. Sub. Notes
7.125%(ff)	10/01/54	990	1,001,218
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,684	1,697,082
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	2,610	2,602,784
Sr. Unsec’d. Notes
5.400%	10/01/47	790	709,248
5.550%	05/15/34	780	773,543
5.600%	09/01/34	270	268,841
6.400%	12/01/30	815	860,535
6.550%	12/01/33	390	414,469
EnLink Midstream LLC,
Gtd. Notes, 144A
5.625%	01/15/28	180	181,756
6.500%	09/01/30	710	743,234
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	320	305,710
5.550%	02/16/55	90	86,607
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	1,175	1,190,782
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42	200	195,326
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	2,070	2,043,483
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	326	321,213

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.200%	03/01/47		675	$599,212
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27		780	768,788
4.400%	10/15/29		595	576,891
5.050%	11/01/34		1,105	1,057,625
5.650%	11/01/28		435	444,002
6.050%	09/01/33		1,280	1,317,732
6.350%	01/15/31		80	84,069
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		1,412	1,359,048
6.000%	12/31/30		1,920	1,819,789
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29		1,770	1,775,236
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		65	63,989
6.150%	03/01/29		1,424	1,477,417
6.500%	03/30/34		265	280,269
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28		240	237,430
5.500%	03/01/30		1,875	1,880,134
6.875%	01/15/29		317	324,104
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		480	461,458
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		40	36,755
4.125%	08/15/31		975	874,841
6.250%	01/15/30		1,730	1,749,328
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		5,135	5,369,993
Sr. Sec’d. Notes, 144A
9.500%	02/01/29		2,265	2,503,075
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		65	64,841
4.050%	02/01/30		825	773,913
4.500%	03/01/28		245	239,821
5.250%	02/01/50		342	292,871
5.300%	03/01/48		555	471,080
6.350%	01/15/29		235	243,403
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	573,905
5.150%	03/15/34		430	417,876

				51,032,978

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	889,054

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	$380,994
1.625%	04/20/30	EUR	200	184,465
2.200%	07/24/25	EUR	2,035	2,098,355
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	463	458,005
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		540	498,306
5.375%	08/01/28		3,565	3,463,354
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,024,753
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	332,598
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	479,949
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	273,537
3.200%	08/14/27	CNH	7,000	961,059
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.125%	09/14/34	EUR	300	243,493

				12,287,922

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36		190	184,279
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		2,108	2,063,589
4.050%	07/01/30		394	372,346
4.125%	05/15/29		1,075	1,030,932
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	600	523,571
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	368,184
9.750%	06/15/25		134	134,022
Sr. Unsec’d. Notes
4.750%	02/15/28		954	818,717
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	723,791
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	800	798,795
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		245	215,685

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31		270	$219,260
4.875%	02/01/35		670	634,170
5.450%	08/15/30		321	325,162
Kimco Realty OP LLC,
Gtd. Notes
4.450%	09/01/47		480	394,954
6.400%	03/01/34		90	95,738
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27		600	602,123
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	428,333
4.625%	08/01/29		280	200,977
5.000%	10/15/27		2,262	1,911,734
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30		1,800	1,825,876
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	1,790	1,459,861
4.625%	05/23/33	EUR	340	379,351
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	2,430	2,695,154
5.000%	10/15/29	GBP	800	983,636
5.750%	12/05/31	GBP	585	740,938
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,720	1,728,049
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,725	2,460,434
3.875%	02/15/27		1,245	1,191,742
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	600	630,994
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	941,003
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		6,575	7,008,691
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	685,340
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,295
4.250%	12/01/26		30	29,514
4.500%	09/01/26		130	128,623
4.500%	01/15/28		435	424,780
4.625%	06/15/25		70	69,729

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.750%	02/01/27		5	$5,044
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	967,811

				36,412,227

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	405,405
6.125%	06/15/29		785	785,000
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		838	894,530
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		2,372	2,612,534
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31		1,559	1,869,015
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	4,063,432
12.000%	11/30/28		3,755	4,192,683
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34		160	152,982
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		75	69,424
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	381,777
3.875%	10/01/31		1,161	1,002,213
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,800	1,645,271
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		695	696,369
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	953,114

				19,723,749

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	600	727,509
7.500%(ff)	12/20/30(oo)	GBP	600	752,154
Sr. Preferred Notes, EMTN
3.250%	09/05/29	EUR	330	345,820

				1,825,483

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		294	269,143
2.600%	02/15/33		1,060	876,813

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes
4.350%	02/15/30		1,515	$1,473,463
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		360	294,076
3.419%	04/15/33		1,875	1,641,798
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		890	781,160
Sr. Unsec’d. Notes
5.950%	09/15/33		120	124,649
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63		60	54,048

				5,515,150

Software — 0.0%
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32		450	415,598
5.600%	06/12/34		60	60,486

				476,084

Telecommunications — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		3,970	2,893,137
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		720	694,802
3.500%	06/01/41		147	112,608
3.950%	04/30/31	EUR	850	916,788
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/20/34	EUR	720	761,421
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	600	516,232
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.000%	01/15/30		1,460	1,456,579
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,675	1,643,751
5.875%	10/15/27(a)		2,266	2,257,704
8.625%	03/15/31		975	1,036,814
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		200	202,346
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30		1,085	999,513
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27		121	112,205
Sec’d. Notes, 144A
4.000%	04/15/31		805	638,139
10.000%	10/15/32		2,094	2,092,808

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,400	$1,559,680
10.750%	12/15/30		4,419	4,952,999
11.000%	11/15/29		4,446	5,004,185
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34(a)		575	575,138
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	1,300	1,338,882
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		1,366	1,355,806
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	113,239
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		3,320	3,522,094
8.750%	03/15/32		1,218	1,456,218
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		25	25,566
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	300	341,692
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	39,195
5.050%	07/15/33		210	205,477
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,300	1,447,944
4.500%	07/15/31	GBP	2,100	2,241,214
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		450	464,708

				40,978,884

Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,651,514
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	500	462,277
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	739,339
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		6,650	6,987,671
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	451,423

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		372	$369,950
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	92,570
0.400%	12/19/36	EUR	229	195,818
1.875%	05/25/32	EUR	600	565,157
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	300	244,552
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	800	580,456
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	500	489,071
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	178,662
7.125%	02/01/32		495	506,828

				13,515,288

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	782,441
5.550%	05/01/28		195	197,877
5.750%	05/24/26		490	494,981
6.050%	08/01/28		350	360,199

				1,835,498

Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31		800	815,000

TOTAL CORPORATE BONDS (cost $908,224,562)				887,420,605

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.371%(c)	11/17/28		973	936,643

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
7.803%(c)	03/01/29		2,230	2,229,600

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.483%(c)	03/18/30		1,763	1,767,514

Housewares — 0.0%
SWF Holdings I Corp.,
Tranche A-2, 1 Month SOFR + 4.114%
8.471%(c)	10/06/28^		24	21,202

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.897%(c)	01/18/28		199	$194,386
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25		403	432,927
First Lien Term Loan, 1 Month SOFR + 10.100%
14.712%(c)	05/25/26		87	74,435
Second Lien Term Loan
8.175%	08/24/26		2,264	5,733

				707,481

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27		222	215,731

Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 3.250%
5.933%(c)	07/01/31	EUR	6,000	6,237,114

Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27		1,342	1,294,667
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	8,050	8,411,555

				9,706,222

TOTAL FLOATING RATE AND OTHER LOANS (cost $22,415,312)				21,821,507

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		235	248,889

Unknown Bloomberg State — 0.0%
Oklahoma Development Finance Authority,
4.135%	12/01/33		4,229	4,092,990

TOTAL MUNICIPAL BONDS (cost $4,368,749)				4,341,879

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		507	423,614
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64		166	146,617
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51		1,091	865,837
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		470	457,134

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	767		$645,035
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.819%(c)	03/25/42	130		143,246
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.819%(c)	03/25/42	100		107,478
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(c)	05/27/37	65		63,430
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.019%(c)	04/25/34	141		143,281
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	11/25/41	90		90,643
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—	(r)	48
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.669%(c)	09/25/41	430		432,943
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.919%(c)	12/25/41	200		202,303
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.448%(cc)	05/25/48	2,557		2,319,596
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	59		9,142
Series 4910, Class MI, IO
4.000%	08/25/49	78		16,289
Series 5020, Class IH, IO
3.000%	08/25/50	363		62,706
GS Mortgage-Backed Securities Trust,
Series 2020-INV01, Class A14, 144A
2.912%(cc)	10/25/50	605		505,418
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	833		661,281
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	861		683,211
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	234		206,110
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.283%(c)	08/25/50	120		113,458
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	199		174,936

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50		272	$230,919
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.169%(c)	04/25/34		38	38,259
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.469%(c)	04/25/34		200	202,856
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.787%(cc)	08/25/47		625	574,282
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		208	190,424
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59		5	5,103
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		342	323,298
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		54	51,395
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.453%(c)	10/25/59		20	20,051
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		860	682,305
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59		124	122,511
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		241	211,110
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		471	396,635
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		492	459,445

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,767,961)				11,982,349

SOVEREIGN BONDS — 1.1%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,374,099
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	7,560	4,355,176
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	211,719
4.690%	10/28/34	EUR	200	218,585
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	379,980

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	800	$886,381
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		930	942,211
7.500%	02/12/36		930	952,422
Bpifrance SACA (France),
Gtd. Notes
3.375%	11/25/32	EUR	500	524,546
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	355,754
3.375%	05/25/34	EUR	700	729,247
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,784	3,743,133
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		2,100	1,848,000
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	482,848
5.000%	03/05/37		630	588,735
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	720	808,490
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	900	974,711
Sr. Unsec’d. Notes, Series 12.5
4.875%	05/13/36	EUR	275	312,989
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	50	31,609
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	422,173
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	07/09/31	EUR	200	210,280
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	78,024
3.950%	06/29/43	CNH	18,500	2,975,933
4.000%	11/30/35	CNH	5,000	785,336
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,302,352
City of Montreal Canada (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	346,483
4.400%	12/01/43	CAD	700	482,287
City of Toronto Canada (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	170,381
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	650	398,819
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		3,260	2,495,595

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,070	$2,149,634
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		1,630	1,634,075
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	97,046
1.125%	03/04/33	EUR	200	180,238
1.500%	06/17/31	EUR	2,205	2,104,180
3.375%	03/12/34	EUR	1,860	1,984,751
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,206,562
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		4,630	4,125,330
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		3,400	3,029,400
7.050%	02/03/31		200	204,664
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	213,875
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	255	283,933
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	340	357,434
French Republic Government Bond OAT (France),
Bonds, 144A
2.500%	09/24/27	EUR	812	843,544
2.750%	02/25/30	EUR	6,167	6,397,938
3.000%	06/25/49	EUR	666	623,624
3.250%	05/25/55	EUR	494	468,000
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		184	169,273
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,400	4,003,416
3.375%	06/15/34	EUR	126	132,125
4.125%	06/15/54	EUR	753	807,653
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	145,255
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	575,308
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	755,240	1,956,259
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		1,630	1,522,632
6.125%	05/22/28		200	203,552
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	196,750

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
6.750%	09/25/52		200	$203,125
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	3,290	2,911,852
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	1,000	950,062
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	932,200
5.650%	01/11/53		300	297,000
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,284,379
4.625%	04/15/43		310	275,900
5.250%	01/17/42		285	274,313
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	82,740
1.500%	01/18/27	EUR	100	99,434
6.875%	10/21/34	GBP	200	266,429
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		2,800	2,735,250
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.000%	10/01/29	EUR	958	998,965
3.350%	07/01/29	EUR	465	492,686
Sr. Unsec’d. Notes, Series 07Y, 144A
3.500%	02/15/31	EUR	8,470	8,988,337
Sr. Unsec’d. Notes, Series 10Y
3.850%	07/01/34	EUR	8,630	9,239,283
4.350%	11/01/33	EUR	560	624,044
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,026,859
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	8,820	9,410,186
Sr. Unsec’d. Notes, Series 15Y, 144A
4.150%	10/01/39	EUR	178	191,072
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	698,526
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	65	66,766
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	147	155,831
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	798,454
6.625%	03/22/48	EUR	2,545	2,127,128
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	443,081
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	2,891,500	17,743,734
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	1,098,950	5,291,826
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	1,413,750	8,525,797

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	$162,768
2.375%	11/09/28	EUR	1,670	1,676,892
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	738	756,301
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	345	352,094
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	2,330	2,452,750
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	510,769
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	683,627
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	335,908
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	117,000	5,006,657
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,363,292
2.250%	08/12/36	EUR	735	592,642
4.490%	05/25/32	EUR	2,560	2,685,215
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	926,910
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	167,190
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
5.400%	11/15/28		2,100	2,118,900
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,234,523
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,417,535
1.200%	04/28/33	EUR	1,170	1,008,944
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, Series 11Y, 144A
2.875%	10/20/34	EUR	420	435,986
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	500	286,816
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	1,000	529,198
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	1,000	575,299

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.450%	06/01/45	CAD	1,000	$612,160
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	12/02/52	CAD	303	154,646
3.650%	06/02/33	CAD	9,790	6,793,908
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	9,550	6,585,889
Unsec’d. Notes
3.500%	12/01/45	CAD	102	63,436
3.500%	12/01/48	CAD	1,500	924,076
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	1,000	597,316
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 33
6.500%	03/14/33	AUD	1,000	689,226
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,202	1,105,999
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
2.900%	02/20/33	EUR	201	211,086
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	718	827,177
6.000%	08/04/28	GBP	1,436	1,831,526
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		400	362,853
4.000%	10/17/49		690	489,406
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		998	675,184
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		620	611,958
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,304,065
Sr. Unsec’d. Notes, Series 10Y
3.625%	01/11/34	EUR	930	979,794
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	35	34,034
5.500%	09/18/28	EUR	1,450	1,556,429
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	38,543
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	4,330	3,745,167
3.875%	10/29/35	EUR	45	38,543
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	941,847
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	3,901,488
3.125%	05/15/27	EUR	1,875	1,908,837
6.500%	09/26/33		2,270	2,332,425

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
6.000%	06/12/34		1,360	$1,337,900
6.250%	05/26/28		880	894,300
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	1,200	1,232,618
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	425,061
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	52,382
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	327,858
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		1,400	1,381,100
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	1,100	957,620
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	813	876,513
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	3,739,111
1.200%	10/31/40	EUR	440	332,579
1.900%	10/31/52	EUR	600	435,416
3.450%	10/31/34	EUR	12,938	13,841,043
3.450%	07/30/43	EUR	368	376,554
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	126,230
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
3.100%(cc)	01/15/30		1,581	1,296,841
3.350%(cc)	03/15/33		3,102	2,295,596
3.600%(cc)	06/15/35		2,094	1,507,938
3.600%(cc)	05/15/36		1,454	1,090,310
3.600%(cc)	02/15/38		2,908	2,181,216
4.000%	04/15/28		2,064	1,919,820
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	11/20/34	AUD	1,000	479,928
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		2,100	1,964,156
UNEDIC ASSEO (France),
Gov’t. Gtd. Notes, EMTN
0.500%	03/20/29	EUR	900	850,797
United Kingdom Gilt (United Kingdom), Bonds
0.625%	07/31/35	GBP	8,060	6,766,262
4.375%	07/31/54	GBP	4,190	4,644,016

TOTAL SOVEREIGN BONDS (cost $283,872,969)				268,070,407

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	497		$429,777
2.000%	02/01/51	4,011		3,133,499
2.000%	04/01/51	4,389		3,441,325
2.000%	05/01/51	1,102		863,659
2.500%	07/01/50	1,137		938,560
2.500%	10/01/50	290		238,636
2.500%	08/01/51	514		423,346
2.500%	11/01/51	1,258		1,041,987
3.500%	09/01/42	1		526
3.500%	10/01/42	1		1,327
3.500%	05/01/52	884		783,297
4.000%	10/01/40	1		1,031
4.000%	10/01/40	2		1,755
4.000%	12/01/40	1		816
4.000%	10/01/47	2		1,454
4.500%	10/01/39	238		231,420
4.500%	09/01/50	6,652		6,347,012
5.000%	07/01/33	—(r	)	126
5.000%	11/01/33	1		515
5.000%	11/01/33	1		713
5.000%	11/01/33	1		1,126
5.000%	11/01/33	1		1,412
5.000%	12/01/35	—(r	)	372
5.000%	04/01/40	2		1,749
5.000%	07/01/40	1		1,313
5.000%	07/01/41	2		1,742
5.000%	09/01/52	2,855		2,764,613
6.000%	10/01/32	—(r	)	24
6.000%	03/01/33	1		1,388
6.000%	06/01/37	—(r	)	271
6.000%	07/01/38	1		1,198
6.250%	07/15/32	180		199,057
6.500%	01/01/54	2,433		2,483,553
6.750%	03/15/31(k)	1,865		2,084,012
7.000%	06/01/32	—(r	)	256
7.000%	06/01/32	—(r	)	341
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.074%, Floor 1.750%)
6.125%(c)	02/01/35	1		793
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.719%, Floor 1.815%)
6.311%(c)	01/01/37	1		834
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.831% (Cap 10.038%, Floor 1.831%)
6.858%(c)	03/01/36	1		913
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.916% (Cap 10.573%, Floor 1.916%)
6.291%(c)	02/01/37	1		705
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.579%(c)	12/01/36	—(r	)	277
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.796%(c)	11/01/36	1		1,157
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	1		1,106

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
7.079%(c)	10/01/36	—(r	)	$164
Federal National Mortgage Assoc.
2.000%	08/01/37	1,948		1,720,575
2.000%	03/01/42	202		167,804
2.000%	04/01/42	2,373		1,963,863
2.000%	10/01/50	636		499,341
2.000%	12/01/50	6,114		4,796,765
2.000%	01/01/51	1,167		910,764
2.000%	02/01/51	4,291		3,367,278
2.000%	03/01/51	2,093		1,641,421
2.000%	04/01/51	4,219		3,308,827
2.000%	05/01/51	3,549		2,782,658
2.500%	07/01/50	79		65,161
2.500%	10/01/50	5,974		4,954,155
2.500%	05/01/51	2,154		1,771,068
2.500%	06/01/51	2,006		1,647,994
2.500%	07/01/51	1,178		967,793
2.500%	11/01/51	6,012		4,946,755
2.500%	01/01/52	327		267,705
2.500%	01/01/52	800		660,439
2.500%	04/01/52	1,486		1,215,733
3.000%	08/01/27	2		1,665
3.000%	08/01/27	2		1,667
3.000%	11/01/27	2		1,551
3.000%	02/01/43	2		1,771
3.000%	12/01/44	1		720
3.000%	11/01/46	1,698		1,469,442
3.000%	01/01/47	984		854,015
3.000%	07/01/52	10,510		9,018,176
3.500%	01/01/34	2		1,650
3.500%	07/01/43	131		119,638
3.500%	01/01/52	1,072		954,845
4.500%	12/01/39	89		86,188
4.500%	09/01/40	160		154,898
4.500%	11/01/47	372		356,501
4.500%	07/01/52	712		670,750
5.000%	09/01/25	—(r	)	23
5.000%	04/01/34	1		1,451
5.000%	07/01/34	2		1,535
5.000%	07/01/37	1		1,435
5.000%	02/01/54	9,267		8,960,686
5.301%	08/01/41	23		23,286
5.500%	01/01/36	1		1,044
5.500%	03/01/36	1		1,287
5.500%	03/01/36	2		1,584
5.500%	11/01/36	1		647
5.500%	08/01/37	2		1,717
5.500%	09/01/41	1		507
5.500%	09/01/53	8,073		7,973,827
6.000%	11/01/32	2		1,707
6.000%	03/01/33	2		1,684
6.000%	04/01/33	2		1,781
6.000%	02/01/34	17		17,796
6.000%	08/01/34	1		1,376
6.000%	11/01/34	1		1,137
6.000%	11/01/34	74		75,902

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	04/01/36	—(r	)	$8
6.000%	12/01/36	1		1,265
6.000%	01/01/37	—(r	)	13
6.000%	02/01/37	2		2,124
6.000%	05/01/37	—(r	)	30
6.000%	05/01/37	1		1,376
6.000%	05/01/38	24		24,662
6.000%	12/01/38	1		1,023
6.000%	04/01/39	1		1,474
6.000%	12/01/52	684		688,691
6.000%	12/01/53	7,278		7,315,912
6.000%	07/01/54	10,447		10,558,964
6.500%	07/01/32	1		873
6.500%	12/01/32	1		1,217
6.500%	07/01/36	—(r	)	464
6.500%	10/01/36	1		1,394
6.500%	10/01/36	25		25,740
6.500%	11/01/36	1		1,321
6.500%	12/01/36	1		650
6.625%	11/15/30(k)	855		948,259
6.740%	02/01/39	8		7,903
7.000%	01/01/31	—(r	)	23
7.000%	04/01/32	—(r	)	25
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1		816
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.539% (Cap 9.868%, Floor 1.539%)
6.835%(c)	07/01/35	—(r	)	494
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.529%(c)	08/01/37	—(r	)	480
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.871% (Cap 11.075%, Floor 1.871%)
7.812%(c)	08/01/36	1		1,346
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.381%(c)	12/01/35	1		725
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140		97,103
Government National Mortgage Assoc.
2.000%	01/20/51	4,585		3,670,181
2.000%	01/20/52	3,095		2,479,539
2.500%	11/20/49	317		266,492
2.500%	04/20/51	856		715,718
2.500%	08/20/51	985		823,443
2.500%	09/20/51	1,551		1,296,456
2.500%	11/20/51	1,452		1,213,329
3.000%	06/15/43	1		878
3.000%	09/20/43	179		158,692
3.000%	01/20/44	19		16,529
3.000%	05/20/45	1,081		956,199
3.000%	01/20/50	134		116,912
3.000%	05/20/51	567		492,472
3.000%	06/20/51	442		383,890
3.000%	10/20/51	1,929		1,674,874
3.500%	08/20/42	141		129,362
3.500%	05/20/43	97		88,289

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	03/20/44	1		$915
3.500%	05/20/46	1		1,283
3.500%	12/20/47	813		735,053
3.500%	12/20/49	—(r	)	448
3.500%	12/20/49	1		1,240
3.500%	12/20/49	2		1,782
4.000%	09/20/25	1		652
4.000%	11/20/25	2		1,868
4.000%	01/20/26	1		686
4.000%	10/20/40	13		12,601
4.000%	02/20/41	15		14,442
4.000%	03/20/41	61		57,333
4.000%	07/20/47	170		159,205
4.500%	05/15/39	1		1,449
4.500%	09/20/39	1		633
4.500%	05/20/40	113		109,335
4.500%	06/15/40	1		632
4.500%	07/15/40	—(r	)	444
4.500%	07/15/40	2		1,753
4.500%	02/20/41	154		149,938
4.500%	03/20/41	369		357,678
4.500%	05/20/41	1		506
4.500%	05/20/41	11		11,117
4.500%	06/20/41	2		1,947
4.500%	08/20/41	133		129,285
4.500%	02/20/42	1		609
4.500%	06/20/43	1		760
4.500%	06/20/44	1		716
4.500%	10/20/44	1		692
4.500%	01/20/45	1		632
4.500%	03/20/46	1		979
4.500%	05/20/46	1		802
5.000%	11/15/33	1		741
5.000%	08/15/39	2		1,857
5.000%	10/20/39	1		1,173
5.000%	07/15/40	2		1,765
5.000%	06/20/48	52		51,061
5.500%	10/20/32	—(r	)	225
5.500%	03/20/34	1		788
5.500%	09/20/48	1		837
5.500%	04/20/53	6,004		5,972,975
8.500%	06/15/26	—(r	)	103
U.S. International Development Finance Corp.
3.250%	10/15/30	667		638,933

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $141,380,040)				136,444,648

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds
1.125%	05/15/40	2,630		1,583,342
1.750%	08/15/41	3,735		2,419,580
2.000%	08/15/51	8,058		4,608,169
2.250%	08/15/49	9,090		5,634,380
2.375%	11/15/49	4,470		2,844,037
2.375%	05/15/51	10,500		6,610,078
3.000%	11/15/44	14,745		11,194,680
3.000%	02/15/49(h)	34,225		24,925,426
3.125%	11/15/41	415		334,010

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.375%	08/15/42	14,860	$12,271,109
3.375%	11/15/48(h)	5,040	3,940,650
3.875%	02/15/43	8,680	7,662,812
4.000%	11/15/42(k)	29,909	26,918,100
4.125%	08/15/44(h)	141,665	128,317,501
4.125%	08/15/53(h)	816	727,898
4.250%	02/15/54	19,700	18,000,875
4.250%	08/15/54	9,460	8,655,900
4.375%	08/15/43(k)	3,285	3,093,033
4.500%	02/15/44	30,825	29,447,508
4.500%	11/15/54	82,005	78,314,775
4.625%	11/15/44	300	291,047
4.750%	11/15/43(h)	20,162	19,919,426
U.S. Treasury Notes
1.250%	06/30/28(k)	1,465	1,320,446
1.375%	11/15/31	27,130	22,174,536
2.750%	08/15/32	785	696,565
3.250%	06/30/29	4	3,818
3.500%	09/30/26	885	874,007
3.500%	09/30/29	2,721	2,618,962
3.500%	02/15/33(h)	12,295	11,442,034
3.875%	08/15/34	8,550	8,090,437
4.125%	10/31/26	92,666	92,466,913
4.125%	02/15/27	590	588,433
4.125%	11/15/27	297,650	296,417,544
4.125%	10/31/29	273,275	270,200,656
4.125%	11/30/29	7,775	7,689,354
4.125%	11/30/31	655	641,286
4.250%	12/31/25(k)	15,000	15,003,516
4.250%	11/30/26(h)	325,000	324,987,305
4.250%	11/15/34(h)	175,190	170,728,130
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	449,610
1.963%(s)	08/15/41	10,650	4,577,004
3.249%(s)	11/15/40(k)	10,695	4,789,772
3.825%(s)	05/15/41(k)	37,655	16,409,343
4.500%(s)	05/15/46	1,615	550,172
4.577%(s)	05/15/44(h)(k)	25,165	9,472,263
4.704%(s)	05/15/43(k)	10,835	4,281,095
4.715%(s)	11/15/41	460	195,464
4.734%(s)	11/15/43	825	318,237
4.810%(s)	11/15/42(h)(k)	32,700	13,197,516
4.920%(s)	08/15/48	1,420	434,542

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,715,882,821)			1,678,333,296

TOTAL LONG-TERM INVESTMENTS (cost $20,212,935,635)			21,814,989,861

	Shares	Value

SHORT-TERM INVESTMENTS — 12.4%

AFFILIATED MUTUAL FUNDS — 11.7%
PGIM Core Ultra Short Bond Fund(wa)	2,610,885,565	$2,610,885,565
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $239,766,356; includes $239,123,526 of cash collateral for securities on loan)(b)(wa)	239,910,302	239,766,356

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,850,651,921)		2,850,651,921

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
4.268%	03/06/25	51,450	51,073,214
4.244%	03/20/25(k)	128,000	126,856,354

TOTAL U.S. TREASURY OBLIGATIONS (cost $177,899,290)			177,929,568

OPTIONS PURCHASED*~ — 0.0%
(cost $148,074)			337,110

TOTAL SHORT-TERM INVESTMENTS (cost $3,028,699,285)			3,028,918,599

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.5%
(cost $23,241,634,920)			24,843,908,460

OPTION WRITTEN*~ — (0.0)%
(premiums received $789,652)			(894,642)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.5%
(cost $23,240,845,268)			24,843,013,818
Liabilities in excess of other assets(z) — (1.5)%			(368,997,120)

NET ASSETS — 100.0%			$24,474,016,698

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,207 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $234,291,320; cash collateral of $239,123,526 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC,
Gtd. Notes, 144A, 3.375%, 02/15/31	06/16/22	$1,204,839	$1,128,084	0.0%
CSC Holdings LLC,
Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	270,938	306,042	0.0
CSC Holdings LLC,
Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	545,563	624,458	0.0
CSC Holdings LLC,
Gtd. Notes, 144A, 5.500%, 04/15/27	12/10/21-11/06/24	1,466,179	1,453,055	0.0
CSC Holdings LLC,
Gtd. Notes, 144A, 6.500%, 02/01/29	04/19/21	240,401	197,503	0.0
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	09/23/21	1,503,500	805,996	0.0
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	09/27/21	1,015,000	568,515	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A, 6.625%, 08/15/27(d)	01/31/24	45,563	771	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	08/30/22	716,625	8,180	0.0

Total		$7,008,608	$5,092,604	0.0%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	116	290	$15,950
3 Month SOFR	Call	12/12/25	$98.00	14	35	1,925

Total Exchange Traded (cost $ 16,462)						$17,875

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	48,200	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	5,730	—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	32,130	3,810
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	3,820	453
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	2,019	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	3,995	94,862
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	3,146	3
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	2,019	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	1,573	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	2,019	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	1,211	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	2,021	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	3,113	30
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	4,247	7
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	2,124	3
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	2,019	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	3,995	210
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	1,990	1
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	1,211	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	1,204	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	2,548	4

Total OTC Traded (cost $131,612)							$99,383

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	34,455	$—
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	4,100	—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	34,455	13,429
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	4,100	1,598
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	34,455	24,210
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	4,100	2,881
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	13,420	52,777
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	1,625	6,391
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	10,065	105,748

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	1,220	$12,818

Total OTC Swaptions (cost $0)								$219,852

Total Options Purchased (cost $148,074)								$337,110

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	116	290	$(68,875)
3 Month SOFR	Call	12/12/25	$96.50	14	35	(8,313)
3 Month SOFR	Put	12/12/25	$96.50	116	290	(194,300)
3 Month SOFR	Put	12/12/25	$96.50	14	35	(23,450)

Total Exchange Traded (premiums received $ 287,577)						$(294,938)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	48,200	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	5,730	—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	32,130	(12)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	3,820	(1)
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	2,019	(10,922)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	3,995	(32,507)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	3,146	(48,423)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	1,573	(3,795)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	2,019	(63,355)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	1,211	(3)
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	2,021	(1,575)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	3,113	(28,338)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	2,124	(23,575)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	4,247	(63,450)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	2,019	(22)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	3,995	(12,067)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	1,990	(2,681)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	1,204	(614)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	2,548	(5,806)

Total OTC Traded (premiums received $ 407,582)							$(297,146)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	68,910	$—
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	8,200	—

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Written (continued):

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	68,910	$(1,710)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	8,200	(204)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	68,910	(20,796)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	8,200	(2,475)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	34,455	(22,078)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	4,100	(2,627)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	34,455	(18,075)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	4,100	(2,151)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	26,840	(35,074)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	3,250	(4,247)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	20,130	(111,841)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	2,440	(13,557)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	47,040	(27,988)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	46,740	(19,867)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	46,740	(19,868)

Total OTC Swaptions (premiums received $ 94,493)								$(302,558)

Total Options Written (premiums received $789,652)								$(894,642)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	12,640	$11,655	$(105,897)

(cost $117,552)

Option Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	63,200	$(32,952)	$32,618
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	63,200	(6,899)	41,291

Total Centrally Cleared Swaptions (premiums received $113,760)							$(39,851)	$73,909

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
8	3 Month CME SOFR	Jun. 2025	$1,916,500	$9,586
3,080	2 Year U.S. Treasury Notes	Mar. 2025	633,276,878	(34,044)
67	5 Year Euro-Bobl	Mar. 2025	8,179,714	(30,586)
4,145	5 Year U.S. Treasury Notes	Mar. 2025	440,632,940	(2,775,176)
160	10 Year Euro-Bund	Mar. 2025	22,115,812	(169,487)
5,176	10 Year U.S. Treasury Notes	Mar. 2025	562,890,000	(5,661,375)
1,322	10 Year U.S. Ultra Treasury Notes	Mar. 2025	147,155,125	(1,794,632)
3,167	20 Year U.S. Treasury Bonds	Mar. 2025	360,543,156	(6,759,674)
3	30 Year Euro Buxl	Mar. 2025	412,310	(26,790)
914	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	108,680,313	(5,481,376)
69	Euro Schatz Index	Mar. 2025	7,646,608	(8,985)
23	Euro-OAT	Mar. 2025	2,939,949	(68,275)
277	FTSE/MIB Index	Mar. 2025	49,208,572	(940,551)
618	IBEX 35 Index	Jan. 2025	74,172,234	(1,124,326)
2,435	Mini MSCI EAFE Index	Mar. 2025	276,068,125	(9,052,213)
783	Russell 2000 E-Mini Index	Mar. 2025	88,079,670	(5,507,417)
3,011	S&P 500 E-Mini Index	Mar. 2025	893,627,163	(29,044,060)
713	TOPIX Index	Mar. 2025	126,268,677	1,498,284

				(66,971,097)

Short Positions:
8	3 Month CME SOFR	Sep. 2025	1,919,100	(8,615)
8	3 Month CME SOFR	Dec. 2025	1,920,400	(6,615)
8	3 Month CME SOFR	Mar. 2026	1,921,100	(5,015)
8	3 Month CME SOFR	Jun. 2026	1,921,300	(3,609)
75	1 Year Eris SOFR Swap Futures	Sep. 2025	7,471,703	(15,111)
1,223	2 Year U.S. Treasury Notes	Mar. 2025	251,460,267	(450,515)
15	5 Year Euro-Bobl	Mar. 2025	1,831,279	24,102
23	10 Year Euro-Bund	Mar. 2025	3,179,148	84,205
62	10 Year U.S. Ultra Treasury Notes	Mar. 2025	6,901,375	15,385
713	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	84,780,156	459,409
52	British Pound Currency	Mar. 2025	4,063,475	67,799

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
528	Euro Currency	Mar. 2025	$68,564,100	$1,460,599

				1,622,019

				$(65,349,078)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/02/25	TD	AUD	3,068	$1,908,792	$1,899,163	$—	$(9,629)
Expiring 01/21/25	CITI	AUD	373	249,789	231,165	—	(18,624)
Expiring 01/22/25	WBC	AUD	1,833	1,145,580	1,134,310	—	(11,270)
Brazilian Real,
Expiring 01/23/25	MSI	BRL	10,554	1,680,500	1,701,053	20,553	—
Expiring 02/04/25	CITI	BRL	26,526	4,262,842	4,265,525	2,683	—
Expiring 02/04/25	DB	BRL	27,792	4,538,225	4,469,198	—	(69,027)
Expiring 02/04/25	GSI	BRL	42,814	7,337,255	6,884,902	—	(452,353)
Expiring 02/04/25	GSI	BRL	12,135	2,066,000	1,951,369	—	(114,631)
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	16,905	2,329,209	2,308,255	—	(20,954)
Czech Koruna,
Expiring 01/21/25	DB	CZK	82,673	3,492,000	3,399,376	—	(92,624)
Expiring 01/21/25	MSI	CZK	21,124	908,000	868,578	—	(39,422)
Danish Krone,
Expiring 03/19/25	CITI	DKK	13,011	1,817,244	1,815,239	—	(2,005)
Euro,
Expiring 01/10/25	BARC	EUR	1,390	1,439,576	1,440,206	630	—
Expiring 01/21/25	BARC	EUR	6,705	7,059,151	6,951,170	—	(107,981)
Expiring 01/21/25	CITI	EUR	1,523	1,603,191	1,578,444	—	(24,747)
Expiring 01/21/25	CITI	EUR	956	1,003,500	991,268	—	(12,232)
Expiring 01/21/25	CITI	EUR	949	1,003,500	984,046	—	(19,454)
Expiring 01/21/25	DB	EUR	3,839	4,049,809	3,980,333	—	(69,476)
Expiring 01/21/25	JPM	EUR	1,870	2,034,578	1,938,656	—	(95,922)
Hong Kong Dollar,
Expiring 02/19/25	CITI	HKD	45,527	5,861,048	5,865,268	4,220	—
Hungarian Forint,
Expiring 01/21/25	BNP	HUF	56,133	151,808	141,173	—	(10,635)
Expiring 01/21/25	DB	HUF	1,151,743	3,079,000	2,896,610	—	(182,390)
Indian Rupee,
Expiring 03/19/25	BARC	INR	923,667	10,844,986	10,706,305	—	(138,681)
Expiring 03/19/25	BNP	INR	979,255	11,459,976	11,350,624	—	(109,352)
Expiring 03/19/25	BOA	INR	369,709	4,343,000	4,285,324	—	(57,676)
Expiring 03/19/25	BOA	INR	307,708	3,613,000	3,566,673	—	(46,327)
Expiring 03/19/25	HSBC	INR	441,554	5,168,000	5,118,088	—	(49,912)
Expiring 03/19/25	UAG	INR	951,057	11,131,685	11,023,775	—	(107,910)
Indonesian Rupiah,
Expiring 03/19/25	HSBC	IDR	103,729,707	6,400,698	6,366,646	—	(34,052)
Expiring 03/19/25	JPM	IDR	173,302,000	10,869,418	10,636,803	—	(232,615)
Expiring 03/19/25	UAG	IDR	97,199,287	6,107,977	5,965,827	—	(142,150)
Israeli Shekel,
Expiring 01/22/25	CITI	ILS	10,833	2,982,591	2,981,451	—	(1,140)
Expiring 03/19/25	BARC	ILS	2,430	683,011	669,918	—	(13,093)

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 01/21/25	GSI	JPY	489,290	$3,319,979	$3,117,420	$—	$(202,559)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	40,265	1,960,085	1,905,999	—	(54,086)
Expiring 03/19/25	UAG	MXN	46,649	2,280,601	2,208,205	—	(72,396)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	246,758	7,583,000	7,522,194	—	(60,806)
Expiring 03/19/25	CITI	TWD	167,107	5,172,000	5,094,107	—	(77,893)
Expiring 03/19/25	CITI	TWD	137,911	4,271,000	4,204,072	—	(66,928)
Philippine Peso,
Expiring 03/19/25	DB	PHP	177,240	3,059,032	3,031,954	—	(27,078)
Expiring 03/19/25	GSI	PHP	306,188	5,234,255	5,237,796	3,541	—
Expiring 03/19/25	HSBC	PHP	211,563	3,572,195	3,619,098	46,903	—
Expiring 03/19/25	JPM	PHP	162,744	2,743,500	2,783,981	40,481	—
Expiring 03/19/25	JPM	PHP	162,253	2,743,500	2,775,580	32,080	—
Polish Zloty,
Expiring 01/21/25	DB	PLN	15,334	3,871,090	3,710,123	—	(160,967)
Expiring 01/21/25	UAG	PLN	10,364	2,557,265	2,507,529	—	(49,736)
Singapore Dollar,
Expiring 02/19/25	CITI	SGD	6,976	5,135,089	5,118,571	—	(16,518)
South African Rand,
Expiring 03/19/25	BARC	ZAR	52,393	2,876,347	2,756,537	—	(119,810)
Expiring 03/19/25	BARC	ZAR	40,823	2,271,506	2,147,781	—	(123,725)
Expiring 03/19/25	BNP	ZAR	36,863	2,028,644	1,939,423	—	(89,221)
South Korean Won,
Expiring 01/02/25	MSI	KRW	4,514,510	3,146,000	3,063,845	—	(82,155)
Expiring 03/19/25	CITI	KRW	270,047	189,540	183,327	—	(6,213)
Swedish Krona,
Expiring 03/19/25	MSI	SEK	84,505	7,704,110	7,670,692	—	(33,418)
Swiss Franc,
Expiring 03/19/25	MSI	CHF	19,010	21,363,529	21,132,652	—	(230,877)
Thai Baht,
Expiring 03/19/25	BOA	THB	115,006	3,389,000	3,390,692	1,692	—
Expiring 03/19/25	CITI	THB	194,191	5,640,000	5,725,292	85,292	—
Turkish Lira,
Expiring 01/08/25	GSI	TRY	162,736	4,540,152	4,566,267	26,115	—
Expiring 01/13/25	BARC	TRY	258,406	7,186,128	7,213,175	27,047	—
Expiring 01/13/25	BARC	TRY	66,940	1,860,828	1,868,559	7,731	—
Expiring 01/15/25	HSBC	TRY	313,741	8,702,833	8,739,720	36,887	—
Expiring 01/22/25	CITI	TRY	102,884	2,835,638	2,845,403	9,765	—

				$259,861,785	$256,446,735	345,620	(3,760,670)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/21/25	TD	AUD	3,068	$1,908,831	$1,899,193	$9,638	$—
Expiring 01/22/25	HSBC	AUD	7,143	4,466,757	4,421,044	45,713	—
Brazilian Real,
Expiring 01/23/25	JPM	BRL	10,554	1,680,500	1,701,053	—	(20,553)
British Pound,
Expiring 01/10/25	BARC	GBP	3,584	4,486,035	4,486,406	—	(371)
Expiring 01/10/25	DB	GBP	736	934,035	921,436	12,599	—
Expiring 01/10/25	JPM	GBP	528	665,970	660,453	5,517	—

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/21/25	HSBC	GBP	16,317	$21,236,108	$20,424,089	$812,019	$—
Expiring 01/22/25	HSBC	GBP	11,715	14,696,027	14,663,172	32,855	—
Expiring 03/19/25	CITI	GBP	9,915	12,405,923	12,404,849	1,074	—
Canadian Dollar,
Expiring 01/21/25	BNYM	CAD	531	368,376	369,422	—	(1,046)
Expiring 01/21/25	DB	CAD	620	433,464	431,776	1,688	—
Expiring 01/21/25	HSBC	CAD	4,239	3,081,225	2,951,421	129,804	—
Expiring 01/21/25	HSBC	CAD	787	573,044	547,779	25,265	—
Expiring 01/21/25	SSB	CAD	4,740	3,302,040	3,300,226	1,814	—
Expiring 01/21/25	SSB	CAD	2,387	1,662,398	1,661,518	880	—
Expiring 01/22/25	HSBC	CAD	19,487	13,578,364	13,567,304	11,060	—
Expiring 01/22/25	WBC	CAD	8,161	5,684,178	5,681,954	2,224	—
Chilean Peso,
Expiring 03/19/25	TD	CLP	1,322,234	1,362,566	1,328,243	34,323	—
Chinese Renminbi,
Expiring 03/19/25	BARC	CNH	40,000	5,498,416	5,461,730	36,686	—
Expiring 03/19/25	BARC	CNH	22,482	3,088,229	3,069,713	18,516	—
Expiring 03/19/25	BARC	CNH	11,186	1,543,362	1,527,378	15,984	—
Expiring 03/19/25	BOA	CNH	28,317	3,917,000	3,866,492	50,508	—
Expiring 03/19/25	CITI	CNH	34,093	4,711,000	4,655,142	55,858	—
Expiring 03/19/25	GSI	CNH	89,061	12,271,096	12,160,702	110,394	—
Expiring 03/19/25	MSI	CNH	7,872	1,073,837	1,074,882	—	(1,045)
Czech Koruna,
Expiring 01/21/25	BNP	CZK	114,275	4,970,932	4,698,785	272,147	—
Expiring 01/21/25	CITI	CZK	114,275	4,932,676	4,698,785	233,891	—
Expiring 01/21/25	GSI	CZK	118,862	4,958,997	4,887,377	71,620	—
Expiring 01/21/25	UAG	CZK	150,810	6,244,000	6,201,020	42,980	—
Expiring 01/21/25	UAG	CZK	145,893	6,137,301	5,998,841	138,460	—
Expiring 01/21/25	UAG	CZK	50,604	2,186,000	2,080,739	105,261	—
Euro,
Expiring 01/10/25	BARC	EUR	1,090	1,134,311	1,129,148	5,163	—
Expiring 01/10/25	BNP	EUR	52,826	55,529,962	54,741,818	788,144	—
Expiring 01/10/25	CITI	EUR	790	821,157	818,693	2,464	—
Expiring 01/10/25	DB	EUR	22,141	23,208,414	22,944,294	264,120	—
Expiring 01/10/25	HSBC	EUR	1,949	2,033,349	2,020,067	13,282	—
Expiring 01/10/25	HSBC	EUR	1,886	1,986,969	1,954,195	32,774	—
Expiring 01/10/25	HSBC	EUR	1,241	1,312,793	1,285,864	26,929	—
Expiring 01/10/25	JPM	EUR	543	570,722	562,655	8,067	—
Expiring 01/10/25	SSB	EUR	2,599	2,730,617	2,693,619	36,998	—
Expiring 01/21/25	BARC	EUR	56,136	61,636,131	58,197,038	3,439,093	—
Expiring 01/21/25	CITI	EUR	3,700	3,997,000	3,836,068	160,932	—
Expiring 01/21/25	CITI	EUR	1,909	2,007,000	1,978,832	28,168	—
Expiring 01/21/25	DB	EUR	6,439	6,754,297	6,675,256	79,041	—
Expiring 01/21/25	DB	EUR	5,806	6,136,574	6,018,996	117,578	—
Expiring 01/21/25	GSI	EUR	52,453	57,308,250	54,378,425	2,929,825	—
Expiring 01/21/25	JPM	EUR	900	956,486	932,759	23,727	—
Expiring 01/21/25	SSB	EUR	44,253	48,796,332	45,877,983	2,918,349	—
Expiring 01/22/25	BNP	EUR	34	35,823	35,686	137	—
Expiring 01/22/25	HSBC	EUR	115,913	120,461,809	120,173,450	288,359	—
Expiring 03/19/25	MSI	EUR	8,610	8,961,948	8,949,715	12,233	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	859,830	2,170,000	2,162,454	7,546	—
Expiring 01/21/25	UAG	HUF	638,646	1,733,755	1,606,181	127,574	—
Expiring 01/22/25	HSBC	HUF	795,780	1,986,031	2,001,265	—	(15,234)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 01/22/25	HSBC	JPY	5,092,086	$32,419,070	$32,447,152	$—	$(28,082)
Mexican Peso,
Expiring 01/22/25	HSBC	MXN	106,819	5,173,375	5,102,621	70,754	—
Expiring 03/19/25	BNP	MXN	2,592	126,765	122,714	4,051	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	526,749	16,329,255	16,057,442	271,813	—
Expiring 03/19/25	CITI	TWD	121,834	3,758,000	3,714,004	43,996	—
Expiring 03/19/25	HSBC	TWD	277,867	8,579,587	8,470,512	109,075	—
Expiring 03/19/25	MSI	TWD	365,274	11,347,440	11,135,031	212,409	—
Peruvian Nuevo Sol,
Expiring 03/19/25	BOA	PEN	7,898	2,118,225	2,097,467	20,758	—
Expiring 03/19/25	CITI	PEN	11,728	3,146,000	3,114,501	31,499	—
Expiring 03/19/25	HSBC	PEN	8,048	2,149,494	2,137,106	12,388	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	10,902	2,677,000	2,637,703	39,297	—
Expiring 01/21/25	BOA	PLN	11,016	2,709,000	2,665,255	43,745	—
Expiring 01/21/25	GSI	PLN	13,918	3,427,000	3,367,332	59,668	—
Singapore Dollar,
Expiring 03/19/25	BARC	SGD	12,649	9,488,045	9,291,318	196,727	—
Expiring 03/19/25	BNYM	SGD	6,832	5,111,634	5,018,648	92,986	—
Expiring 03/19/25	GSI	SGD	7,705	5,716,428	5,659,752	56,676	—
Expiring 03/19/25	JPM	SGD	7,461	5,538,000	5,480,363	57,637	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	75,498	4,021,612	3,999,954	21,658	—
South Korean Won,
Expiring 03/19/25	BNP	KRW	9,448,622	6,664,754	6,414,388	250,366	—
Expiring 03/19/25	BNYM	KRW	9,236,209	6,444,016	6,270,187	173,829	—
Expiring 03/19/25	BOA	KRW	9,623,897	6,653,000	6,533,378	119,622	—
Expiring 03/19/25	HSBC	KRW	2,835,611	2,014,000	1,925,012	88,988	—
Expiring 03/19/25	JPM	KRW	14,666,342	10,297,445	9,956,544	340,901	—
Thai Baht,
Expiring 03/19/25	BARC	THB	246,912	7,288,392	7,279,675	8,717	—
Expiring 03/19/25	GSI	THB	220,002	6,437,225	6,486,292	—	(49,067)
Expiring 03/19/25	HSBC	THB	332,836	9,819,480	9,812,947	6,533	—
Expiring 03/19/25	JPM	THB	119,854	3,503,000	3,533,636	—	(30,636)
Turkish Lira,
Expiring 01/15/25	HSBC	TRY	132,729	3,707,000	3,697,361	9,639	—
Expiring 01/22/25	CITI	TRY	152,969	4,245,000	4,230,562	14,438	—

				$757,237,659	$741,436,242	15,947,451	(146,034)

						$16,293,071	$(3,906,704)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	500	$92,323	$159	$92,164	GSI
Dominican Republic	12/20/29	1.000%(Q)	500	17,737	159	17,578	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	500	(12,919)	159	(13,078)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	500	85,913	159	85,754	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	750	(17,171)	238	(17,409)	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil	12/20/29	1.000%(Q)	2,250	$109,587	$714	$108,873	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	500	18,455	159	18,296	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	500	(1,288)	159	(1,447)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	1,250	(20,142)	397	(20,539)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	2,250	(34,665)	714	(35,379)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	500	169,778	159	169,619	GSI
Republic of Chile	12/20/29	1.000%(Q)	1,500	(24,287)	476	(24,763)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	1,750	85,730	555	85,175	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	2,000	(19,065)	635	(19,700)	GSI
Republic of Panama	12/20/29	1.000%(Q)	500	23,804	159	23,645	GSI
Republic of Peru	12/20/29	1.000%(Q)	750	(4,588)	238	(4,826)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	750	(10,465)	238	(10,703)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	2,250	89,096	714	88,382	GSI
Republic of Turkey	12/20/29	1.000%(Q)	2,250	152,924	714	152,210	GSI
State of Qatar	12/20/29	1.000%(Q)	500	(12,674)	159	(12,833)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	500	527	159	368	GSI
United Mexican States	12/20/29	1.000%(Q)	2,250	39,003	714	38,289	GSI

				$727,613	$7,937	$719,676

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	25,000	1.729%	$(774,985)	$(19,838)	$(755,147)	GSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		795	$(12,964)	$(7,267)	$(5,697)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	(13,066)	(6,336)	(6,730)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	28,011	34,315	(6,304)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(6,242)	7,744	(13,986)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(19,370)	(15,568)	(3,802)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		1,600	27,994	124,124	(96,130)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	20,995	91,106	(70,111)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	625	(479)	(159)	(320)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	210	(161)	(53)	(108)	BARC

					$24,718	$227,906	$(203,188)

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)		900	0.036%	$(313)	$(431)	$118	BARC
People’s Republic of China	06/20/29	1.000%(Q)		1,590	0.616%	25,298	17,662	7,636	JPM
Republic of Estonia	12/20/26	1.000%(Q)		250	0.241%	3,696	932	2,764	JPM
Republic of France	06/20/34	0.250%(Q)		855	0.641%	(25,534)	(17,842)	(7,692)	CITI
Republic of France	12/20/34	0.250%(Q)		20,000	0.656%	(646,111)	(602,954)	(43,157)	BOA
Republic of France	12/20/34	0.250%(Q)		2,655	0.656%	(85,772)	(63,422)	(22,350)	BOA
Republic of Italy	12/20/34	1.000%(Q)		470	1.141%	(4,984)	(2,912)	(2,072)	CITI
Republic of Italy	12/20/34	1.000%(Q)		470	1.141%	(4,984)	(2,912)	(2,072)	CITI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	425	0.091%	189	120	69	BARC

						$(738,515)	$(671,759)	$(66,756)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	219,225	0.499%	$4,867,867	$4,966,334	$98,467
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	561,360	0.499%	12,359,015	12,717,078	358,063

					$17,226,882	$17,683,412	$456,530

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.493%	$(17,725)	$(20,515)	$(2,790)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.493%	126,876	(97,131)	(224,007)
AUD	9,000	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.493%	(670,725)	(687,847)	(17,122)
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.493%	(16,618)	(16,671)	(53)
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.493%	(50,945)	(82,427)	(31,482)
BRL	12,504	01/02/29	11.240%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(323,513)	(323,513)
BRL	7,819	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(186,713)	(186,713)
BRL	9,306	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(289,405)	(289,405)
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 3.320%	1,155	(25,697)	(26,852)
CAD	4,265	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 3.320%	66,792	78,499	11,707
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 3.320%	(2,855)	17,090	19,945
CAD	2,890	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 3.320%	63,106	72,565	9,459
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 3.320%	(4,747)	34,382	39,129
CAD	1,000	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 3.320%	25,388	28,179	2,791
CAD	2,030	12/03/34	3.500%(S)	1 Day CORRA(2)(S)/ 3.320%	64,234	66,823	2,589
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.451%	—	(59,126)	(59,126)
CHF	145	03/20/34	1.260%(A)	1 Day SARON(2)(A)/ 0.451%	—	13,539	13,539
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/ 0.451%	19,601	44,126	24,525
CHF	730	12/13/34	0.370%(A)	1 Day SARON(2)(A)/ 0.451%	—	(450)	(450)
CHF	2,000	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ 0.451%	373,319	380,000	6,681
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(7,846)	(7,846)
CNH	40,450	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	3,340	16,448	13,108
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	(174)	259,335	259,509
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	343,889	343,889
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	41,249	41,249
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	77,315	198,944	121,629
CNH	13,300	06/01/28	2.470%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	66,496	66,496
CNH	486,770	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	3,278,433	3,556,914	278,481
CNH	26,210	05/15/29	2.030%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	3,467	96,239	92,772
CNH	5,000	12/12/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	3,265	3,265
COP	5,000,000	05/16/29	8.100%(Q)	1 Day COOIS(2)(Q)/ 8.960%	(11,464)	(24,193)	(12,729)
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.960%	—	(33,101)	(33,101)
CZK	25,000	08/12/26	2.060%(A)	6 Month PRIBOR(2)(S)/ 3.790%	—	(35,054)	(35,054)
DKK	4,500	04/08/32	1.580%(A)	6 Month CIBOR(2)(S)/ 2.613%	(24,347)	(33,833)	(9,486)
DKK	3,000	07/10/34	3.200%(A)	6 Month CIBOR(2)(S)/ 2.613%	29,797	24,443	(5,354)
EUR	3,520	04/23/26	3.080%(A)	1 Day EuroSTR(1)(A)/ 2.905%	—	(35,229)	(35,229)
EUR	9,605	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.905%	(237,919)	(306,047)	(68,128)
EUR	2,870	03/20/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 2.568%	—	189,632	189,632
EUR	65	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 2.905%	227	1,459	1,232
EUR	6,885	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.905%	189,720	257,707	67,987
EUR	2,055	03/20/38	2.980%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	(167,086)	(167,086)
EUR	950	11/24/41	0.570%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	144,009	144,009
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(148,116)	(148,116)
EUR	2,303	11/25/41	0.630%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	337,494	337,494
EUR	2,303	11/25/41	0.660%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(347,721)	(347,721)
EUR	1,355	02/17/42	0.540%(A)	6 Month EURIBOR(2)(S)/ 2.568%	—	(381,004)	(381,004)
EUR	1,140	03/22/42	1.260%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	109,598	109,598
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(113,319)	(113,319)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.568%	$1,426	$(155,968)	$(157,394)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	(816)	176,436	177,252
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.905%	(242,515)	(206,853)	35,662
EUR	2,640	11/28/54	1.470%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(1,876)	18,731	20,607
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.700%	(15,102)	(75,508)	(60,406)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(64,763)	149,567	214,330
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(79,241)	483,346	562,587
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.700%	336,565	763,782	427,217
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.700%	(238,907)	(323,075)	(84,168)
GBP	4,685	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	722,360	683,005	(39,355)
GBP	4,165	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 4.700%	(17,084)	(38,709)	(21,625)
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	70,730	75,553	4,823
GBP	3,650	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.700%	(602,817)	(742,597)	(139,780)
GBP	4,495	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(346,359)	1,019,422	1,365,781
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(13,825)	136,074	149,899
GBP	2,145	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 4.700%	(33,033)	(51,354)	(18,321)
GBP	3,585	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.700%	(700,831)	(1,008,247)	(307,416)
GBP	1,165	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	320,937	355,615	34,678
GBP	2,320	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 4.700%	(42,428)	(66,130)	(23,702)
GBP	3,285	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	1,030,864	1,248,054	217,190
GBP	3,600	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.700%	(984,777)	(1,455,326)	(470,549)
GBP	1,675	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 4.700%	(52,106)	(74,942)	(22,836)
GBP	365	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	48,391	(169,147)	(217,538)
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.700%	420,545	558,087	137,542
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	209,493	(3,140,024)	(3,349,517)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.700%	385,636	524,176	138,540
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	(296,321)	(329,377)	(33,056)
GBP	380	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.700%	(8,120)	(29,778)	(21,658)
GBP	1,440	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 4.700%	(83,809)	(112,165)	(28,356)
HUF	70,000	08/10/31	2.750%(A)	6 Month BUBOR(2)(S)/ 6.480%	—	(39,330)	(39,330)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.520%	—	(70,325)	(70,325)
ILS	2,000	05/09/35	3.600%(A)	3 Month TELBOR(2)(Q)/ 4.520%	(28,976)	(24,115)	4,861
JPY	1,100,000	03/06/25	0.200%(A)	1 Day TONAR(2)(A)/ 0.227%	—	1,661	1,661
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	3,920	(23,997)	(27,917)
JPY	1,560,000	07/08/26	0.400%(A)	1 Day TONAR(2)(A)/ 0.227%	(28,185)	(18,397)	9,788
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	5,705	(156,747)	(162,452)
JPY	237,600	07/31/28	0.270%(A)	1 Day TONAR(2)(A)/ 0.227%	—	(24,544)	(24,544)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(58,241)	(76,551)	(18,310)
JPY	1,505,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.227%	(46,534)	(30,732)	15,802
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.227%	59,416	54,535	(4,881)
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.227%	8,990	(261,267)	(270,257)
JPY	5,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.227%	154	20	(134)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.227%	(173,253)	(222,207)	(48,954)
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.227%	(104,860)	(109,489)	(4,629)
JPY	1,626,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.227%	40,696	73,967	33,271
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.227%	(47,504)	(63,262)	(15,758)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.227%	(103,544)	(109,781)	(6,237)
JPY	875,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.227%	36,193	55,616	19,423
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.227%	19,558	(625,808)	(645,366)
JPY	52,000	09/02/41	0.230%(A)	1 Day TONAR(2)(A)/ 0.227%	—	(60,934)	(60,934)
JPY	470,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.227%	(3,471)	3,152	6,623
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.227%	39,596	(507,155)	(546,751)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(40,740)	(79,627)	(38,887)
JPY	170,000	07/08/49	1.700%(A)	1 Day TONAR(2)(A)/ 0.227%	(1,868)	(1,066)	802
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	45,110	(711,140)	(756,250)
JPY	36,000	09/02/51	0.390%(A)	1 Day TONAR(2)(A)/ 0.227%	—	(69,574)	(69,574)
JPY	45,300	07/31/53	1.100%(A)	1 Day TONAR(1)(A)/ 0.227%	—	46,444	46,444
JPY	625,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.227%	(17,862)	(49,191)	(31,329)
KRW	1,138,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	1,008	1,008

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	270,000	04/19/28	3.140%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	$—	$2,379	$2,379
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	(258,641)	(258,641)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	(10,976)	15,654	26,630
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	5,747	5,747
KRW	2,360,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	1,475	50,316	48,841
KRW	9,032,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	300,221	233,873	(66,348)
MXN	13,200	12/08/25	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	428	(5,148)	(5,576)
MXN	4,110	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	249	(2,482)	(2,731)
MXN	13,200	04/19/32	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(14,888)	(14,888)
MXN	4,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(12,717)	(12,717)
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.700%	—	(29,961)	(29,961)
NZD	795	08/10/31	1.880%(S)	3 Month BBR(2)(Q)/ 4.165%	—	(46,582)	(46,582)
NZD	1,000	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 4.165%	19,529	21,777	2,248
PLN	10,650	10/18/26	5.160%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(9,476)	(9,476)
PLN	8,000	10/18/26	5.170%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(6,991)	(6,991)
PLN	26,000	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 5.800%	(95,288)	24,003	119,291
PLN	880	05/11/29	4.350%(A)	6 Month WIBOR(2)(S)/ 5.800%	391	(1,025)	(1,416)
PLN	1,000	11/09/31	2.850%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(31,188)	(31,188)
SEK	23,000	07/10/27	3.600%(A)	3 Month STIBOR(2)(Q)/ 2.542%	69,620	81,874	12,254
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.542%	—	(86,958)	(86,958)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.112%	(3,380)	(90,421)	(87,041)
SGD	1,070	09/10/34	2.450%(S)	1 Day SORA(2)(S)/ 2.112%	(15,914)	(20,388)	(4,474)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	(54,451)	(54,451)
THB	20,100	04/18/34	2.900%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	33,862	33,862
THB	17,500	04/22/34	2.820%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	25,964	25,964
THB	109,455	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 2.245%	41,702	24,115	(17,587)
THB	12,200	12/16/34	2.170%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	(3,581)	(3,581)
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.676%	—	27,501	27,501
	24,592	03/08/25	4.950%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(33,311)	(33,311)
	31,376	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	10,072	10,072
	71,142	03/10/25	5.090%(A)	1 Day SOFR(2)(A)/ 4.490%	—	8,789	8,789
	7,530	04/30/25	5.240%(T)	1 Day SOFR(2)(T)/ 4.490%	—	24,549	24,549
	247,940	05/17/25	5.110%(T)	1 Day SOFR(2)(T)/ 4.490%	—	642,303	642,303
	136,525	08/19/25	4.400%(T)	1 Day SOFR(2)(T)/ 4.490%	8,812	(162,794)	(171,606)
	88,635	08/31/25	4.810%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(290,677)	(290,677)
	7,165	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.490%	2,497	4,513	2,016
	3,850	04/23/26	4.860%(A)	1 Day SOFR(2)(A)/ 4.490%	—	26,461	26,461
	2,780	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	42,283	15,160	(27,123)
	116,965	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	855,625	637,851	(217,774)
	127,025	05/17/26	4.670%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(517,994)	(517,994)
	16,320	09/25/26	4.700%(A)	1 Day SOFR(1)(A)/ 4.490%	3,019	(159,304)	(162,323)
	6,390	09/25/26	4.700%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(62,375)	(62,375)
	64,660	05/13/27	4.500%(A)	1 Day SOFR(2)(A)/ 4.490%	19,002	333,592	314,590
	40,240	05/13/29	4.250%(A)	1 Day SOFR(1)(A)/ 4.490%	(42,786)	(94,264)	(51,478)
	800	02/22/32	3.990%(A)	1 Day SOFR(1)(A)/ 4.490%	—	8,266	8,266
	980	12/10/34	3.910%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(13,269)	(13,269)
	4,710	08/15/39	3.770%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(198,756)	(198,756)
	1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.490%	(563,704)	(619,369)	(55,665)
	34,290	12/16/49	3.810%(A)	1 Day SOFR(2)(A)/ 4.490%	(247,379)	(1,188,412)	(941,033)
	17,090	12/16/49	3.810%(A)	1 Day SOFR(2)(A)/ 4.490%	(268,221)	(592,300)	(324,079)
	420	04/30/54	4.030%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(2,637)	(2,637)
	805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.490%	(4,666)	(19,872)	(15,206)
	4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	2,264,076	2,326,493	62,417
	1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	572,115	612,111	39,996
	6,105	12/14/54	3.140%(A)	1 Day SOFR(1)(A)/ 4.490%	—	42,400	42,400

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	853	12/15/54	3.640%(A)	1 Day SOFR(1)(A)/ 4.490%	$—	$13,358	$13,358
	30,360	12/16/54	3.720%(A)	1 Day SOFR(1)(A)/ 4.490%	235,350	1,132,315	896,965
	11,865	12/16/54	3.720%(A)	1 Day SOFR(1)(A)/ 4.490%	189,270	442,520	253,250
	870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.490%	9,031	36,253	27,222
	1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.490%	5,948	21,236	15,288
ZAR	21,330	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.750%	(26)	(12,260)	(12,234)

					$6,000,071	$316,907	$(5,683,164)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.520%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	$17,025	$—	$17,025	MSI
CNH	2,100	11/24/30	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	17,259	—	17,259	MSI
CZK	595,010	02/06/25	3.830%(T)	3 Month PRIBOR(1)(Q)/ 3.790%	(5,593)	—	(5,593)	BNP
MYR	8,100	08/12/26	2.610%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	(27,820)	(50)	(27,770)	HSBC
MYR	13,000	12/19/29	3.560%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	1,941	13	1,928	MSI
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	8,102	(2)	8,104	MSI
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	242	(6)	248	GSI

					$11,156	$(45)	$11,201

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(30,303)	$3,001,889	$—	$3,001,889
U.S. Treasury Bond(T)	1 Day USOIS -120bps(T)/ 3.130%	JPM	01/09/25	7,870	(458,243)	—	(458,243)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.590%	JPM	02/12/25	913	(33,524)	—	(33,524)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	30,140	(1,546,530)	—	(1,546,530)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Total return swap agreements outstanding at December 31, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	83,815	$(2,476,083)	$—	$(2,476,083)

					$(1,512,491)	$—	$(1,512,491)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$283,953	$(739,752)	$3,937,393	$(5,744,098)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$24,666,085
GS	672,000	—
JPS	—	21,311,070
MSC	—	126,856,354

Total	$672,000	$172,833,509

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$2,674,641,242	$—	$—
Fixed Income	4,333,862,121	—	—
International Equity	64,846,019	—	—
Common Stocks	5,815,427,832	2,099,218,619	5
Preferred Stocks	3,706,516	808,133	—
Unaffiliated Exchange-Traded Funds	2,733,784,554	—	—
Asset-Backed Securities
Automobiles	—	12,031,418	—
Collateralized Loan Obligations	—	1,020,131,914	—
Consumer Loans	—	2,961,783	—

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Credit Cards	$—	$1,385,240	$—
Home Equity Loans	—	2,582,364	—
Residential Mortgage-Backed Securities	—	73,524	—
Student Loans	—	165,089	—
Commercial Mortgage-Backed Securities	—	40,948,797	—
Corporate Bonds	—	887,420,605	—
Floating Rate and Other Loans	—	21,800,305	21,202
Municipal Bonds	—	4,341,879	—
Residential Mortgage-Backed Securities	—	11,982,349	—
Sovereign Bonds	—	268,070,407	—
U.S. Government Agency Obligations	—	136,444,648	—
U.S. Treasury Obligations	—	1,678,333,296	—
Short-Term Investments
Affiliated Mutual Funds	2,850,651,921	—	—
U.S. Treasury Obligations	—	177,929,568	—
Options Purchased	17,875	319,235	—

Total	$18,476,938,080	$6,366,949,173	$21,207

Liabilities
Options Written	$(294,938)	$(599,704)	$—

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$73,909	$—
Futures Contracts	3,619,369	—	—
OTC Forward Foreign Currency Exchange Contracts	—	16,293,071	—
OTC Packaged Credit Default Swap Agreements	—	884,877	—
Centrally Cleared Credit Default Swap Agreements	—	456,530	—
OTC Credit Default Swap Agreements	—	106,183	—
Centrally Cleared Interest Rate Swap Agreements	—	8,519,165	—
OTC Interest Rate Swap Agreements	—	44,569	—
OTC Total Return Swap Agreement	—	3,001,889	—

Total	$3,619,369	$29,380,193	$—

Liabilities
Centrally Cleared Swaptions Purchased	$—	$(105,897)	$—
Futures Contracts	(68,968,447)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,906,704)	—
OTC Packaged Credit Default Swap Agreements	—	(932,249)	—
OTC Credit Default Swap Agreements	—	(819,980)	—
Centrally Cleared Interest Rate Swap Agreements	—	(14,202,329)	—
OTC Interest Rate Swap Agreements	—	(33,413)	—
OTC Total Return Swap Agreements	—	(4,514,380)	—

Total	$(68,968,447)	$(24,514,952)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	40.6%

Unaffiliated Exchange-Traded Funds	11.2%
U.S. Treasury Obligations	7.6

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Collateralized Loan Obligations	4.2%
Banks	3.1
Semiconductors & Semiconductor Equipment	2.7
Software	2.4
Technology Hardware, Storage & Peripherals	1.6
Pharmaceuticals	1.6
Interactive Media & Services	1.4
Insurance	1.2
Oil, Gas & Consumable Fuels	1.2
Capital Markets	1.2
Sovereign Bonds	1.1
Broadline Retail	1.0
Aerospace & Defense	0.9
Financial Services	0.8
Automobiles	0.7
Hotels, Restaurants & Leisure	0.7
Machinery	0.7
Health Care Equipment & Supplies	0.7
Specialty Retail	0.6
Consumer Staples Distribution & Retail	0.6
Entertainment	0.6
U.S. Government Agency Obligations	0.6
Electric Utilities	0.5
Biotechnology	0.5
Health Care Providers & Services	0.5
Electrical Equipment	0.5
Chemicals	0.4
Food Products	0.4
Multi-Utilities	0.4
Textiles, Apparel & Luxury Goods	0.4
Electric	0.3
Ground Transportation	0.3
Diversified Telecommunication Services	0.3
Industrial Conglomerates	0.3
IT Services	0.3
Beverages	0.3
Metals & Mining	0.3
Household Products	0.3
Professional Services	0.3
Oil & Gas	0.3
Communications Equipment	0.3
Telecommunications	0.3
Media	0.2
Building Products	0.2
Life Sciences Tools & Services	0.2
Construction & Engineering	0.2
Tobacco	0.2
Pipelines	0.2
Trading Companies & Distributors	0.2
Construction Materials	0.2
Consumer Finance	0.2
Real Estate Management & Development	0.2
Personal Care Products	0.2
Electronic Equipment, Instruments & Components	0.2
Household Durables	0.2
Commercial Mortgage-Backed Securities	0.2
Real Estate Investment Trusts (REITs)	0.2
Specialized REITs	0.1

Industrial REITs	0.1%
Passenger Airlines	0.1
Wireless Telecommunication Services	0.1
Commercial Services	0.1
Commercial Services & Supplies	0.1
Air Freight & Logistics	0.1
Diversified Financial Services	0.1
Retail	0.1
Residential REITs	0.1
Foods	0.1
Healthcare-Services	0.1
Energy Equipment & Services	0.1
Leisure Time	0.1
Health Care REITs	0.1
Auto Manufacturers	0.1
Automobile Components	0.1
Retail REITs	0.1
Transportation	0.1
Home Builders	0.1
Real Estate	0.1
Mining	0.1
Marine Transportation	0.1
Residential Mortgage-Backed Securities	0.0	*
Health Care Technology	0.0	*
Building Materials	0.0	*
Auto Parts & Equipment	0.0	*
Healthcare-Products	0.0	*
Computers	0.0	*
Diversified REITs	0.0	*
Diversified Consumer Services	0.0	*
Packaging & Containers	0.0	*
Lodging	0.0	*
Containers & Packaging	0.0	*
Investment Companies	0.0	*
Distribution/Wholesale	0.0	*
Leisure Products	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Distributors	0.0	*
Transportation Infrastructure	0.0	*
Semiconductors	0.0	*
Internet	0.0	*
Machinery-Diversified	0.0	*
Airlines	0.0	*
Engineering & Construction	0.0	*
Multi-National	0.0	*
Municipal Bonds	0.0	*
Electronics	0.0	*
Agriculture	0.0	*
Office REITs	0.0	*
Hotel & Resort REITs	0.0	*
Paper & Forest Products	0.0	*
Consumer Loans	0.0	*
Gas	0.0	*
Iron/Steel	0.0	*
Home Equity Loans	0.0	*
Apparel	0.0	*
Trucking & Leasing	0.0	*
Savings & Loans	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Gas Utilities	0.0	*%
Electrical Components & Equipment	0.0	*
Credit Cards	0.0	*
Housewares	0.0	*
Miscellaneous Manufacturing	0.0	*
Environmental Control	0.0	*
Water	0.0	*
Office/Business Equipment	0.0	*
Hand/Machine Tools	0.0	*

Options Purchased	0.0	*%
Student Loans	0.0	*

	101.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$530,439	*	Due from/to broker-variation margin swaps and swaptions	$105,897	*
Credit contracts	Premiums paid for OTC swap agreements	283,940		Premiums received for OTC swap agreements	739,694
Credit contracts	—	—		Options written outstanding, at value	67,723
Credit contracts	Unrealized appreciation on OTC swap agreements	890,940		Unrealized depreciation on OTC swap agreements	1,196,355
Equity contracts	Due from/to broker-variation margin futures	1,498,284	*	Due from/to broker-variation margin futures	45,668,567	*
Foreign exchange contracts	Due from/to broker-variation margin futures	1,528,398	*	—	—
Foreign exchange contracts	Unaffiliated investments	95,120		Options written outstanding, at value	297,133
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	16,293,071		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,906,704
Interest rate contracts	Due from/to broker-variation margin futures	592,687	*	Due from/to broker-variation margin futures	23,299,880	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,519,165	*	Due from/to broker-variation margin swaps	14,202,329	*
Interest rate contracts	Premiums paid for OTC swap agreements	13		Premiums received for OTC swap agreements	58
Interest rate contracts	Unaffiliated investments	241,990		Options written outstanding, at value	529,786
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,046,453		Unrealized depreciation on OTC swap agreements	4,547,743

		$33,520,500			$94,561,869

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(1,091,770)
Credit contracts	5,659	79,862	—	—	1,332,482
Equity contracts	—	—	136,556,269	—	—
Foreign exchange contracts.	(17,787)	343,012	3,204,620	8,013,576	—
Interest rate contracts	157,890	(81,767)	(23,860,738)	—	(4,686,101)

Total	$145,762	$341,107	$115,900,151	$8,013,576	$(4,445,389)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(105,897)	$100,679	$—	$—	$375,375
Equity contracts	—	—	(75,973,771)	—	—
Foreign exchange contracts.	42,333	89,597	2,533,284	21,934,545	—
Interest rate contracts	146,703	(221,357)	(68,643,938)	—	1,830,574

Total	$83,139	$(31,081)	$(142,084,425)	$21,934,545	$2,205,949

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$55,540
Options Written (2)	170,124,800
Futures Contracts - Long Positions (2)	2,738,472,036
Futures Contracts - Short Positions (2)	328,453,788
Forward Foreign Currency Exchange Contracts - Purchased (3)	560,261,637
Forward Foreign Currency Exchange Contracts - Sold (3)	956,729,174
Cross Currency Exchange Contracts (4)	1,971,250
Interest Rate Swap Agreements (2)	1,295,623,329
Credit Default Swap Agreements - Buy Protection (2)	29,096,668
Credit Default Swap Agreements - Sell Protection (2)	201,759,370
Total Return Swap Agreements (2)	62,577,589
Inflation Swap Agreements (2)	27,756,469

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$234,291,320	$(234,291,320)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(3)	$3,851,871	$(530,406)	$3,321,465	$(3,211,264)	$110,201
BNP(3)	1,322,452	(248,654)	1,073,798	(990,651)	83,147
BNP(5)	137	—	137	—	137
BNYM(3)	266,815	(1,046)	265,769	(176,553)	89,216
BOA(3)	236,325	(900,487)	(664,162)	664,162	—
CITI(3)	982,917	(2,807,792)	(1,824,875)	1,824,875	—
CITI(4)	5,294	(19,663)	(14,369)	—	(14,369)
DB(3)	475,026	(664,917)	(189,891)	189,891	—
GSI(3)	7,148,266	(1,834,010)	5,314,256	(5,080,000)	234,256
HSBC(3)	1,350,486	(111,784)	1,238,702	(1,238,702)	—
HSBC(5)	448,741	(43,316)	405,425	—	405,425
JPM(3)	938,630	(2,881,911)	(1,943,281)	1,942,910	(371)
MSI(3)	368,412	(288,886)	79,526	(79,526)	—
MSI(4)	12,233	(264,295)	(252,062)	—	(252,062)
SSB(3)	2,958,041	—	2,958,041	(2,778,666)	179,375
TD(3)	43,961	(9,629)	34,332	(34,332)	—
UAG(3)	421,821	(372,192)	49,629	(49,629)	—
WBC(4)	2,224	(11,270)	(9,046)	—	(9,046)

	$20,833,652	$(10,990,258)	$9,843,394	$(9,017,485)	$825,909

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Fixed Income
(4)	Putnam
(5)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $234,291,320:
Unaffiliated investments (cost $13,912,209,779)	$14,919,907,157
Affiliated investments (cost $9,329,425,141)	9,924,001,303
Foreign currency, at value (cost $25,205,266)	25,049,253
Receivable for investments sold	51,517,416
Dividends and interest receivable	46,552,345
Tax reclaim receivable	17,293,725
Unrealized appreciation on OTC forward foreign currency exchange contracts	16,293,071
Unrealized appreciation on OTC swap agreements	3,937,393
Deposit with broker for centrally cleared/exchange-traded derivatives	672,000
Due from broker-variation margin swaps and swaptions	371,501
Premiums paid for OTC swap agreements	283,953
Receivable for Portfolio shares sold	58,484
Receivable from affiliate	25,516
Due from broker-variation margin futures	15,500
Prepaid expenses and other assets	376,577

Total Assets	25,006,355,194

LIABILITIES
Payable for investments purchased	245,223,885
Payable to broker for collateral for securities on loan	239,123,526
Payable for Portfolio shares purchased	17,643,807
Payable to affiliate	5,803,771
Unrealized depreciation on OTC swap agreements	5,744,098
Management fee payable	4,869,090
Due to broker-variation margin futures	4,678,845
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,906,704
Accrued expenses and other liabilities	1,816,677
Payable to custodian	989,157
Options written outstanding, at value (premiums received $789,652)	894,642
Distribution fee payable	851,464
Premiums received for OTC swap agreements	739,752
Foreign capital gains tax liability accrued	36,982
Trustees’ fees payable	15,389
Affiliated transfer agent fee payable	707

Total Liabilities	532,338,496

NET ASSETS	$24,474,016,698

Net assets were comprised of:
Partners’ Equity	$24,474,016,698

Net asset value and redemption price per share, $24,474,016,698 / 873,337,985 outstanding shares of beneficial interest	$28.02

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,786,570 foreign withholding tax, of which $1,100,275 is reimbursable by an affiliate)	$103,031,849
Interest income (net of $61,097 foreign withholding tax)	97,167,072
Affiliated dividend income	87,170,663
Income from securities lending, net (including affiliated income of $328,451)	387,262

Total income	287,756,846

EXPENSES
Management fee	78,377,004
Distribution fee	31,704,399
Custodian and accounting fees	1,341,583
Trustees’ fees	197,439
Professional fees	182,374
Audit fee	115,300
Shareholders’ reports	25,232
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	265,432

Total expenses	112,217,802
Less: Fee waiver and/or expense reimbursement	(11,404,460)
Distribution fee waiver	(3,645,741)

Net expenses	97,167,601

NET INVESTMENT INCOME (LOSS)	190,589,245

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $120,832,419) (net of foreign capital gains taxes $(427,931))	2,004,813,313
Futures transactions	115,900,151
Forward currency contract transactions	8,013,576
Options written transactions	341,107
Swap agreements transactions	(4,445,389)
Foreign currency transactions	(8,481,985)

2,116,140,773

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $119,632,142) (net of change in foreign capital gains taxes $(6,869))	(1,309,224,017)
Futures	(142,084,425)
Forward currency contracts	21,934,545
Options written	(31,081)
Swap agreements	2,205,949
Foreign currencies	(1,406,738)

(1,428,605,767)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	687,535,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$878,124,251

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$190,589,245	$193,566,206
Net realized gain (loss) on investment and foreign currency transactions	2,116,140,773	28,864,286
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,428,605,767)	1,394,273,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	878,124,251	1,616,704,221

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,023,556 and 60,261,745 shares, respectively]	189,730,642	1,404,700,065
Portfolio shares issued in merger [479,609,664 and 5,209,884 shares, respectively]	13,889,495,857	115,503,134
Portfolio shares purchased [81,571,823 and 103,494,383 shares, respectively]	(2,207,710,530)	(2,362,421,944)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	11,871,515,969	(842,218,745)

TOTAL INCREASE (DECREASE)	12,749,640,220	774,485,476
NET ASSETS:
Beginning of year	11,724,376,478	10,949,891,002

End of year	$24,474,016,698	$11,724,376,478

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$25.04	$21.63	$25.83	$22.89	$20.48

Income (Loss) From Investment Operations:
Net investment income (loss)	0.41	0.40	0.24	0.02	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.57	3.01	(4.44)	2.92	2.42

Total from investment operations	2.98	3.41	(4.20)	2.94	2.41

Net Asset Value, end of year	$28.02	$25.04	$21.63	$25.83	$22.89

Total Return(b)	11.90%	15.77%	(16.26)%	12.84%	11.77%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$24,474	$11,724	$10,950	$11,348	$11,217
Average net assets (in millions)	$12,682	$11,270	$9,397	$11,379	$10,268
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.77%	0.79%	0.78%	0.46%	0.16%
Expenses before waivers and/or expense reimbursement	0.89%	0.89%	0.89%	0.57%	0.16%
Net investment income (loss)	1.50%	1.72%	1.06%	0.09%	(0.06)%
Portfolio turnover rate(d)	138%	76%	76%	83%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.9%
ASSET-BACKED SECURITIES — 6.3%
Bermuda — 0.2%
Apex Credit CLO Ltd.,
Series 2024-01A, Class B1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.017%(c)	04/20/36	525	$531,101

Cayman Islands — 3.0%
AMMC CLO Ltd.,
Series 2012-11A, Class A1R2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.861%(c)	04/30/31	127	127,623
Apidos Loan Fund Ltd.,
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.376%(c)	04/25/35	462	465,169
Atlas Senior Loan Fund Ltd.,
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	07/20/32	590	590,052
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.376%(c)	07/25/37	544	546,248
Ballyrock CLO Ltd.,
Series 2021-17A, Class A1A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.029%(c)	10/20/34	250	250,040
Barings CLO Ltd.,
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.630% (Cap N/A, Floor 1.630%)
6.247%(c)	01/20/37	400	402,128
Carlyle US CLO Ltd.,
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.676%(c)	04/25/37	600	606,466
CarVal CLO Ltd.,
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)
5.376%(c)	04/20/32	450	450,867
Diameter Capital CLO Ltd.,
Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)
6.806%(c)	07/20/37	1,100	1,109,817
Series 2024-07A, Class A2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.176%(c)	07/20/37	500	502,574
Elmwood CLO Ltd.,
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.009%(c)	07/20/34	300	300,518
Goldentree Loan Management US CLO Ltd.,
Series 2020-07A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.644%(c)	04/20/34	303	302,872
ICG US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.939%(c)	04/21/31	207	206,728

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
6.368%(c)	10/15/32	347	$347,663
OCP CLO Ltd.,
Series 2016-11A, Class A1R2, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
6.037%(c)	04/26/36	475	475,743
Palmer Square CLO Ltd.,
Series 2021-04A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.432%)
6.088%(c)	10/15/34	250	250,404
Palmer Square Loan Funding Ltd.,
Series 2022-03A, Class A1BR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.056%(c)	04/15/31	500	500,250
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.729%(c)	07/20/34	296	297,223
Sixth Street CLO Ltd.,
Series 2021-17A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.119%(c)	01/20/34	405	405,806

			8,138,191

United Kingdom — 0.5%
Bain Capital Credit CLO Ltd.,
Series 2023-03A, Class A, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.435%(c)	07/24/36	550	551,656
Golub Capital Partners CLO B Ltd.,
Series 2024-74A, Class A, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.815%(c)	07/25/37	650	655,537
Silver Point CLO Ltd.,
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.925% (Cap N/A, Floor 1.925%)
6.551%(c)	11/29/36	250	252,775

			1,459,968

United States — 2.6%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	11	10,909
American Express Credit Account Master Trust,
Series 2022-02, Class A
3.390%	05/15/27	600	597,334
Bank of America Auto Trust,
Series 2023-02A, Class A2, 144A
5.850%	08/17/26	80	79,902
Barclays Dryrock Issuance Trust,
Series 2023-01, Class A
4.720%	02/15/29	400	401,084
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	4	3,907

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2022-A, Class A, 144A
1.710%	02/20/35	27	$27,270
Series 2023-A, Class A, 144A
5.550%	04/17/36	45	44,645
Series 2023-B, Class A, 144A
6.920%	12/17/36	61	62,720
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	57	58,201
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	50	49,542
Citibank Credit Card Issuance Trust,
Series 2023-A01, Class A1
5.230%	12/08/27	200	201,299
Clarus Capital Funding LLC,
Series 2024-01A, Class A2, 144A
4.710%	08/20/32	191	190,287
Series 2024-01A, Class B, 144A
4.790%	08/20/32	140	137,900
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
4.653%(c)	06/25/47	63	54,472
Series 2007-BC01, Class 2A4, 1 Month SOFR + 0.574% (Cap N/A, Floor 0.460%)
4.913%(c)	05/25/37	64	61,088
Crossroads Asset Trust,
Series 2024-A, Class A2, 144A
5.900%	08/20/30	204	206,963
Discover Card Execution Note Trust,
Series 2023-A01, Class A
4.310%	03/15/28	200	199,549
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 30 Day Average SOFR + 1.314% (Cap N/A, Floor 0.000%)
5.883%(c)	12/27/66	200	201,509
Elmwood CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.972%(c)	04/22/35	290	290,492
Exeter Automobile Receivables Trust,
Series 2024-02A, Class A3
5.630%	10/15/26	325	325,342
GM Financial Revolving Receivables Trust,
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	504,256
HINNT LLC,
Series 2024-A, Class A, 144A
5.490%	03/15/43	128	129,269
HPEFS Equipment Trust,
Series 2023-01A, Class A2, 144A
5.430%	08/20/25	12	12,224
JPMorgan Mortgage Trust,
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.205%(c)	05/25/54	132	133,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A
5.400%	02/17/26	16	$16,436
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.314%)
5.712%(c)	12/13/38	19	18,733
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month SOFR + 0.928% (Cap N/A, Floor 0.500%)
5.353%(c)	03/25/37	36	35,540
Lendmark Funding Trust,
Series 2024-02A, Class B, 144A
4.860%	02/21/34	103	100,202
Marlette Funding Trust,
Series 2024-01A, Class A, 144A
5.950%	07/17/34	145	145,246
Mercedes-Benz Auto Receivables Trust,
Series 2023-02, Class A2
5.920%	11/16/26	81	81,642
Merchants Fleet Funding LLC,
Series 2023-01A, Class A, 144A
7.210%	05/20/36	70	70,337
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 30 Day Average SOFR + 1.164% (Cap N/A, Floor 0.000%)
5.733%(c)	12/27/66	68	68,296
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	140,604
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A
5.340%	02/17/26	20	20,331
Nissan Master Owner Trust Receivables,
Series 2024-B, Class A, 144A
5.050%	02/15/29	875	880,706
NMEF Funding LLC,
Series 2023-A, Class A2, 144A
6.570%	06/17/30	116	116,887
OCCU Auto Receivables Trust,
Series 2023-01A, Class A2, 144A
6.230%	04/15/27	38	38,396
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	45	44,864
Prosper Marketplace Issuance Trust,
Series 2023-01A, Class A, 144A
7.060%	07/16/29	15	14,811
Santander Drive Auto Receivables Trust,
Series 2023-06, Class A2
6.080%	05/17/27	68	68,000
Series 2024-01, Class A2
5.710%	02/16/27	130	130,050
SBNA Auto Receivables Trust,
Series 2024-A, Class A2, 144A
5.700%	03/15/27	249	248,896

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Sierra Timeshare Receivables Funding LLC,
Series 2024-02A, Class A, 144A
5.140%	06/20/41	139	$138,934
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, SOFR90A + 0.372% (Cap N/A, Floor 0.000%)
5.180%(c)	12/15/32	102	99,071
Sotheby’s Artfi Master Trust,
Series 2024-01A, Class A2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.854%(c)	12/22/31	262	262,322
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
4.653%(c)	06/25/37	97	65,909
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month SOFR + 0.269% (Cap N/A, Floor 0.155%)
4.608%(c)	09/25/36	55	33,198
Tesla Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.300%	06/21/27	250	251,459

			7,074,034

TOTAL ASSET-BACKED SECURITIES (cost $17,182,694)			17,203,294

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	137	111,274
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month SOFR + 1.297% (Cap N/A, Floor 1.000%)
5.695%(c)	06/15/35	13	12,982
BANK,
Series 2022-BNK40, Class A4
3.393%(cc)	03/15/64	250	222,587
Series 2023-BNK46, Class A4
5.745%	08/15/56	200	205,919
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.317%(c)	03/15/37	200	189,250
Series 2018-TALL, Class B, 144A, 1 Month SOFR + 1.168% (Cap N/A, Floor 1.121%)
5.566%(c)	03/15/37	150	133,500
Series 2018-TALL, Class C, 144A, 1 Month SOFR + 1.318% (Cap N/A, Floor 1.271%)
5.716%(c)	03/15/37	250	216,302
Series 2019-C03, Class C
4.178%	05/15/52	263	225,381
Series 2022-C17, Class AS
4.971%(cc)	09/15/55	250	240,928
Series 2023-C21, Class AS
6.297%(cc)	09/15/56	125	130,193

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2024-C24, Class A5
5.419%	02/15/57	275	$278,878
Benchmark Mortgage Trust,
Series 2021-B26, Class A5
2.613%	06/15/54	175	147,670
Series 2021-B31, Class A5
2.669%	12/15/54	250	212,330
BMO Mortgage Trust,
Series 2022-C02, Class A5
4.808%(cc)	07/15/54	166	162,693
BX Commercial Mortgage Trust,
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)
5.890%(c)	10/15/41	142	142,532
Series 2024-WPT, Class A, 144A, 1 Month SOFR + 1.541% (Cap N/A, Floor 1.541%)
5.938%(c)	03/15/34	400	399,259
BX Trust,
Series 2024-BRVE, Class B, 144A, 1 Month SOFR + 2.540% (Cap N/A, Floor 2.540%)
6.937%(c)	04/15/26	450	450,843
Series 2024-PAT, Class B, 144A, 1 Month SOFR + 3.039% (Cap N/A, Floor 3.039%)
7.436%(c)	03/15/41	100	100,216
Commercial Mortgage Trust,
Series 2015-03BP, Class A, 144A
3.178%	02/10/35	250	244,599
Series 2024-277P, Class A, 144A
6.338%	08/10/44	300	308,816
DC Trust,
Series 2024-HLTN, Class A, 144A
5.727%(cc)	04/13/40	250	251,618
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	188	160,950
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
5.843%(cc)	01/15/41	122	123,317
Great Wolf Trust,
Series 2024-WOLF, Class A, 144A, 1 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
5.939%(c)	03/15/39	307	307,455
GS Mortgage Securities Trust,
Series 2017-GS07, Class A4
3.430%	08/10/50	150	142,555
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, 144A, 1 Month SOFR + 1.541% (Cap N/A, Floor 1.541%)
5.938%(c)	05/15/37	239	239,075
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
6.039%(c)	06/15/41	284	284,071

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class B, 144A, 1 Month SOFR + 1.107% (Cap N/A, Floor 1.107%)
5.504%(c)	04/15/37		317	$306,979
Series 2022-OPO, Class A, 144A
3.024%	01/05/39		375	345,456
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56		225	235,616
NJ Trust,
Series 2023-GSP, Class A, 144A
6.481%(cc)	01/06/29		175	182,113
NRTH Mortgage Trust,
Series 2024-PARK, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
6.038%(c)	03/15/39		249	249,156
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
5.462%(c)	01/15/36		550	524,562
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41		500	498,606
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41		150	151,549
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41		400	335,924
Wells Fargo Commercial Mortgage Trust,
Series 2020-C58, Class A4
2.092%	07/15/53		200	168,438
Series 2024-01CHI, Class A, 144A
5.307%(cc)	07/15/35		550	551,295
Series 2024-01CHI, Class B, 144A
5.743%(cc)	07/15/35		325	325,487

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $ 9,551,612)				9,520,374

COMMERCIAL PAPER — 0.0%
Province of Ontario Generic Strips Coupon
4.221%(s)	06/02/43	CAD	149	46,194

(cost $ 49,386)

CORPORATE BONDS — 33.9%
Australia — 0.5%
Glencore Funding LLC,
Gtd. Notes, 144A
5.371%	04/04/29		570	574,394
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	320,715
Westpac Banking Corp.,
Covered Bonds, EMTN
0.010%	09/22/28	EUR	366	343,213

				1,238,322

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
Austria — 0.1%
Raiffeisen Bank International AG,
Sr. Non-Preferred Notes, EMTN
6.000%(ff)	09/15/28	EUR	200	$221,251

Belgium — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46		250	227,720
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
2.000%	03/17/28	EUR	16	16,284
Dexia SA,
Gov’t. Liquid Gtd. Notes, EMTN
0.000%	01/21/28	EUR	200	192,041
KBC Group NV,
Sub. Notes, EMTN
4.875%(ff)	04/25/33	EUR	200	215,061
Shurgard Luxembourg Sarl,
Gtd. Notes
3.625%	10/22/34	EUR	200	205,499
Solvay SA,
Sr. Unsec’d. Notes
3.875%	04/03/28	EUR	100	105,711

				962,316

Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		304	299,137

Brazil — 0.3%
Aegea Finance Sarl,
Sr. Unsec’d. Notes
6.750%	05/20/29		335	325,161
Braskem Netherlands Finance BV,
Gtd. Notes
4.500%	01/31/30		200	167,972
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		60	52,852
Vale Overseas Ltd.,
Gtd. Notes
6.400%	06/28/54		200	195,500

				741,485

Canada — 3.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
4.000%	10/15/30		145	129,255
407 International, Inc.,
Sr. Sec’d. Notes, MTN
3.650%	09/08/44	CAD	200	122,733
Bell Telephone Co. of Canada or Bell Canada,
Gtd. Notes
5.850%	11/10/32	CAD	214	162,554
Gtd. Notes, MTN
3.000%	03/17/31	CAD	223	145,692
4.550%	02/09/30	CAD	21	14,963
5.150%	02/09/53	CAD	5	3,444

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
4.508%(ff)	09/11/27		335	$332,925
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,287	1,294,832
Chartwell Retirement Residences,
Gtd. Notes
4.400%	11/05/29	CAD	352	245,515
Constellation Software, Inc.,
Sr. Unsec’d. Notes, 144A
5.158%	02/16/29		101	101,416
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	951	938,195
Gtd. Notes, MTN
5.200%	03/04/34	AUD	625	392,607
CU, Inc.,
Sr. Unsec’d. Notes, MTN
5.896%	11/20/34	CAD	19	14,821
Enbridge, Inc.,
Gtd. Notes
5.250%	04/05/27		485	490,126
5.700%	03/08/33		77	77,576
6.000%	11/15/28		116	119,901
6.700%	11/15/53		115	124,015
Gtd. Notes, MTN
3.200%	06/08/27	CAD	350	241,250
6.100%	11/09/32	CAD	52	40,497
Hydro Quebec Strips Interest,
Local Gov’t. Gtd. Notes
4.137%(s)	08/15/38	CAD	149	57,648
4.169%(s)	02/15/42	CAD	150	48,526
4.185%(s)	02/15/43	CAD	149	46,304
4.274%(s)	08/15/44	CAD	149	43,646
Local Gov’t. Gtd. Notes, Series JN
4.372%(s)	02/15/46	CAD	149	41,571
Loblaw Cos. Ltd.,
Sr. Unsec’d. Notes, MTN
6.500%	01/22/29	CAD	371	280,807
Metro, Inc.,
Sr. Unsec’d. Notes
4.657%	02/07/33	CAD	193	139,155
OMERS Finance Trust,
Gtd. Notes, 144A
3.125%	01/25/29	EUR	465	489,113
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,056	1,085,167
Gtd. Notes, 144A
1.250%	09/27/30		404	332,782
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	591	562,554
PSP Capital, Inc.,
Gtd. Notes, 144A
3.250%	07/02/34	EUR	450	471,859

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Rogers Communications, Inc.,
Gtd. Notes
5.000%	02/15/29		138	$136,970
TELUS Corp.,
Sr. Unsec’d. Notes
5.250%	11/15/32	CAD	239	175,283
5.750%	09/08/33	CAD	192	145,118
Toronto-Dominion Bank (The),
Covered Bonds, GMTN
0.864%	03/24/27	EUR	500	498,854

				9,547,674

Chile — 0.0%
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	123,329

China — 0.2%
Meituan,
Sr. Unsec’d. Notes, 144A
4.625%	10/02/29		227	219,688
Prosus NV,
Sr. Unsec’d. Notes
3.680%	01/21/30		360	323,100

				542,788

Colombia — 0.1%
Ecopetrol SA,
Sr. Unsec’d. Notes
8.375%	01/19/36		36	34,686
8.625%	01/19/29		247	261,610
8.875%	01/13/33		50	50,761

				347,057

Denmark — 0.2%
Danske Bank A/S,
Sr. Non-Preferred Notes, 144A
4.298%(ff)	04/01/28		200	196,921
Sr. Non-Preferred Notes, EMTN
3.875%(ff)	01/09/32	EUR	145	154,476
4.750%(ff)	06/21/30	EUR	179	197,700
DSV Finance BV,
Gtd. Notes, EMTN
0.500%	03/03/31	EUR	125	111,115

				660,212

Finland — 0.1%
Danske Mortgage Bank PLC,
Covered Bonds
3.500%	01/29/29	EUR	115	123,044
Teollisuuden Voima OYJ,
Sr. Unsec’d. Notes, EMTN
1.375%	06/23/28	EUR	100	97,539

				220,583

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
France — 2.4%
Banque Federative du Credit Mutuel SA,
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	$216,092
Sub. Notes
3.875%(ff)	06/16/32	EUR	400	414,150
BNP Paribas SA,
Jr. Sub. Notes
4.625%(ff)	01/12/27(oo)		200	187,870
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		450	447,802
BPCE SA,
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		590	574,465
Sub. Notes, 144A
3.648%(ff)	01/14/37		250	209,140
BPCE SFH SA,
Covered Bonds
3.000%	10/17/29	EUR	200	209,462
3.250%	04/12/28	EUR	200	211,103
Cie de Financement Foncier SA,
Covered Bonds, EMTN
0.500%	03/16/28	EUR	300	290,387
3.375%	09/16/31	EUR	600	638,377
Covered Bonds, Series DOM, EMTN
0.875%	09/11/28	EUR	200	194,164
Credit Agricole Home Loan SFH SA,
Covered Bonds, EMTN
3.375%	09/04/29	EUR	700	742,145
Credit Agricole SA,
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	100	107,458
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26(oo)	EUR	200	202,175
Sr. Unsec’d. Notes, EMTN
5.875%	07/18/31	GBP	93	118,612
Sr. Unsec’d. Notes, Series MPLE
5.993%	05/23/30	CAD	36	26,719
Engie SA,
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	100	105,862
Orange SA,
Sr. Unsec’d. Notes, EMTN
2.000%	01/15/29	EUR	100	100,497
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN
1.125%	05/25/30	EUR	300	281,590
5.000%	10/10/33	EUR	150	174,106
SNF Group SACA,
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30		225	196,875
Societe Generale SA,
Sr. Non-Preferred Notes, 144A, MTN
6.691%(ff)	01/10/34		251	257,276
Societe Nationale SNCF SACA,
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	200	195,628

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
TotalEnergies Capital SA,
Gtd. Notes
5.275%	09/10/54		75	$69,190
5.425%	09/10/64		75	69,545
5.488%	04/05/54		85	81,497
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	216	209,918
Veolia Environnement SA,
Sr. Unsec’d. Notes, EMTN
0.927%	01/04/29	EUR	100	96,380

				6,628,485

Germany — 0.9%
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	241,248
Brenntag Finance BV,
Gtd. Notes, EMTN
3.750%	04/24/28	EUR	100	105,777
Deutsche Bank AG,
Jr. Sub. Notes
7.500%(ff)	04/30/25(oo)		200	199,500
Sr. Non-Preferred Notes
5.000%(ff)	09/05/30	EUR	200	220,269
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	95,322
4.125%(ff)	04/04/30	EUR	100	106,020
Sub. Notes
3.729%(ff)	01/14/32		230	200,755
E.ON International Finance BV,
Gtd. Notes, EMTN
1.250%	10/19/27	EUR	16	15,932
6.375%	06/07/32	GBP	73	96,284
EnBW International Finance BV,
Gtd. Notes, EMTN
3.500%	07/24/28	EUR	15	15,891
Eurogrid GmbH,
Gtd. Notes, EMTN
1.500%	04/18/28	EUR	100	99,136
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	407,281
Gov’t. Gtd. Notes, MTN
4.100%	02/20/26	AUD	220	136,019
Mercedes-Benz Finance North America LLC,
Gtd. Notes, 144A
5.375%	11/26/25		190	190,938
RWE AG,
Sr. Unsec’d. Notes, EMTN
3.625%	02/13/29	EUR	15	15,946
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	200	179,943

				2,326,261

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
Greece — 0.1%
Piraeus Bank SA,
Sr. Preferred Notes, EMTN
7.250%(ff)	07/13/28	EUR	200	$226,269

India — 0.3%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.375%	07/03/29		200	171,625
Adani Transmission Step-One Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	183,000
Greenko Wind Projects Mauritius Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/06/25		333	331,821

				686,446

Ireland — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		300	287,246
3.650%	07/21/27		267	258,809
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	450	470,097
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	04/04/28	EUR	195	198,858
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
4.950%	01/15/28		135	133,769
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26		287	289,375
Permanent TSB Group Holdings PLC,
Sr. Unsec’d. Notes
6.625%(ff)	06/30/29	EUR	136	155,470
Smurfit Kappa Treasury ULC,
Gtd. Notes, 144A
3.454%	11/27/32	EUR	222	234,073

				2,027,697

Israel — 0.1%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		221	211,670
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	67,752

				279,422

Italy — 0.9%
Autostrade per l’Italia SpA,
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	100	98,903
2.000%	01/15/30	EUR	220	212,336
Sr. Unsec’d. Notes, EMTN
4.750%	01/24/31	EUR	145	158,459

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
Italy (cont’d.)
Banca Monte dei Paschi di Siena SpA,
Covered Bonds
3.500%	04/23/29	EUR	425	$451,339
BPER Banca SPA,
Covered Bonds, EMTN
3.750%	10/22/28	EUR	160	171,963
Credit Agricole Italia SpA,
Covered Bonds, EMTN
3.500%	07/15/33	EUR	100	106,999
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	162	157,325
Jr. Sub. Notes, Series 63.5
3.375%(ff)	08/24/26(oo)	EUR	100	102,758
Intesa Sanpaolo SpA,
Jr. Sub. Notes, 144A, MTN
7.700%(ff)	09/17/25(oo)		200	200,500
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	255	267,285
Sr. Preferred Notes, 144A
7.200%	11/28/33		334	361,100
UniCredit SpA,
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27		211	201,810

				2,490,777

Japan — 0.3%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
5.382%(ff)	07/10/30		274	276,510
ORIX Corp.,
Sr. Unsec’d. Notes
4.650%	09/10/29		136	133,825
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes, EMTN
0.632%	10/23/29	EUR	199	183,921
Sumitomo Mitsui Trust Bank Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
4.450%	09/10/27		282	279,359

				873,615

Luxembourg — 0.2%
Blackstone Property Partners Europe Holdings Sarl,
Gtd. Notes, EMTN
1.750%	03/12/29	EUR	125	120,211
Sr. Unsec’d. Notes
3.625%	10/29/29	EUR	100	103,386
Logicor Financing Sarl,
Gtd. Notes, EMTN
3.250%	11/13/28	EUR	247	255,000

				478,597

Mexico — 0.1%
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	147,000

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
Mexico (cont’d.)
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27		85	$81,906

				228,906

Morocco — 0.1%
OCP SA,
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		280	285,180

Netherlands — 1.4%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	300	197,620
Jr. Sub. Notes
4.750%(ff)	09/22/27(oo)	EUR	200	203,910
Sub. Notes, EMTN
5.125%(ff)	02/22/33	EUR	100	107,840
BNG Bank NV,
Sr. Unsec’d. Notes, MTN
3.300%	07/17/28	AUD	348	207,903
3.500%	07/19/27	AUD	379	229,981
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.125%	12/01/31	EUR	600	520,464
Sr. Non-Preferred Notes, GMTN
4.233%(ff)	04/25/29	EUR	200	215,242
ING Groep NV,
Jr. Sub. Notes
5.750%(ff)	11/16/26(oo)		225	221,906
Sr. Unsec’d. Notes
4.500%(ff)	05/23/29	EUR	300	324,360
Koninklijke KPN NV,
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	100	107,847
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,026	1,018,917
Sandoz Finance BV,
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	290	314,720
TenneT Holding BV,
Sr. Unsec’d. Notes, EMTN
2.000%	06/05/34	EUR	100	92,411

				3,763,121

Norway — 0.2%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34		150	141,048
5.600%	06/13/28		430	435,223

				576,271

Peru — 0.1%
Credicorp Capital Sociedad Titulizadora SA,
Local Gov’t. Gtd. Notes, 144A
10.100%	12/15/43	PEN	845	232,657

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

CORPORATE BONDS (continued)
Poland — 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	$194,626

Portugal — 0.2%
Banco BPI SA,
Covered Bonds
3.625%	07/04/28	EUR	300	320,083
EDP SA,
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	200	213,577

				533,660

Saudi Arabia — 0.1%
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	195,326

South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	135	149,259
Stillwater Mining Co.,
Gtd. Notes
4.000%	11/16/26		246	232,470

				381,729

South Korea — 0.2%
POSCO,
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	203,160
SK Hynix, Inc.,
Sr. Unsec’d. Notes
6.500%	01/17/33		200	210,606

				413,766

Spain — 0.4%
Abertis Infraestructuras Finance BV,
Gtd. Notes
2.625%(ff)	01/26/27(oo)	EUR	100	100,298
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25(oo)		200	199,600
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35		200	200,034
Banco de Sabadell SA,
Covered Bonds
1.000%	04/26/27	EUR	100	99,977
Banco Santander SA,
Sr. Non-Preferred Notes, EMTN
3.875%	04/22/29	EUR	100	106,211
Sub. Notes, EMTN
5.750%(ff)	08/23/33	EUR	200	220,144
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	102,299

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Spain (cont’d.)
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	100	$114,391

				1,142,954

Supranational Bank — 0.7%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	208,972
European Investment Bank,
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	255	267,612
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	252	215,489
3.000%	10/14/33	EUR	315	332,612
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	354	201,122
1.800%	01/19/27	AUD	365	215,400
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN
7.000%	01/25/29	INR	17,000	197,154
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	65,647
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN
6.500%	04/17/30	INR	17,200	194,750
International Finance Corp.,
Sr. Unsec’d. Notes
4.450%	05/14/27	AUD	200	124,540

				2,023,298

Sweden — 0.3%
Assa Abloy AB,
Gtd. Notes, EMTN
3.750%	09/13/26	EUR	300	316,235
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	100	107,959
Svenska Handelsbanken AB,
Sub. Notes, EMTN
4.625%(ff)	08/23/32	GBP	100	122,307
Swedbank AB,
Sub. Notes, GMTN
3.625%(ff)	08/23/32	EUR	285	297,470

				843,971

Switzerland — 0.6%
Sika Capital BV,
Gtd. Notes
1.500%	04/29/31	EUR	100	93,929
UBS Group AG,
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	304	358,523
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	200	166,962
0.650%(ff)	01/14/28	EUR	527	520,498
1.000%(ff)	06/24/27	EUR	242	243,648
4.625%(ff)	03/17/28	EUR	200	213,921

				1,597,481

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40			306	$240,896

United Kingdom — 2.2%
Anglian Water Services Financing PLC,
Sr. Sec’d. Notes, GMTN
5.875%	06/20/31		GBP	222	278,275
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
5.300%	03/26/34			200	199,132
Barclays PLC,
Jr. Sub. Notes
6.375%(ff)	12/15/25	(oo)	GBP	200	250,077
7.125%(ff)	06/15/25	(oo)	GBP	200	250,410
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27			400	380,050
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33		GBP	170	179,938
BAT International Finance PLC,
Gtd. Notes, EMTN
2.250%	06/26/28		GBP	202	229,340
British Telecommunications PLC,
Gtd. Notes, EMTN
3.875%	01/20/34		EUR	330	348,985
BUPA Finance PLC,
Gtd. Notes
5.000%	10/12/30		EUR	165	185,621
Cadent Finance PLC,
Gtd. Notes, EMTN
3.750%	04/16/33		EUR	106	110,501
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28		GBP	140	166,278
Sub. Notes
6.364%(ff)	11/16/32		EUR	150	167,104
Imperial Brands Finance PLC,
Gtd. Notes, 144A, MTN
5.875%	07/01/34			233	231,929
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
8.500%	03/15/29		EUR	100	110,692
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
3.750%	03/25/29		EUR	100	105,156
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32		EUR	100	105,654
4.750%(ff)	09/21/31		EUR	211	233,899
Motability Operations Group PLC,
Gtd. Notes, EMTN
3.625%	07/24/29		EUR	100	105,770
National Grid Electricity Distribution East Midlands PLC,
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28		EUR	100	105,387
Nationwide Building Society, Covered Bonds
3.625%	03/15/28		EUR	100	106,950

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
Covered Bonds, EMTN
1.125%	05/31/28	EUR	185	$182,423
Sr. Non-Preferred Notes, 144A, MTN, SOFR + 1.290%
5.772%(c)	02/16/28		200	201,300
Sr. Non-Preferred Notes, EMTN
3.828%(ff)	07/24/32	EUR	187	198,207
NatWest Group PLC,
Sr. Unsec’d. Notes
0.670%(ff)	09/14/29	EUR	150	142,039
Sr. Unsec’d. Notes, EMTN
4.771%(ff)	02/16/29	EUR	100	108,693
Sub. Notes, EMTN
1.043%(ff)	09/14/32	EUR	307	298,526
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		200	202,844
Segro PLC,
Sr. Unsec’d. Notes, EMTN
3.500%	09/24/32	EUR	190	195,896
Severn Trent Utilities Finance PLC,
Gtd. Notes, EMTN
4.000%	03/05/34	EUR	100	105,755
SSE PLC,
Sr. Unsec’d. Notes, EMTN
2.875%	08/01/29	EUR	100	103,339
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month SOFR + 1.772%
6.361%(c)	01/30/27(a)(oo)		100	93,245
Sr. Unsec’d. Notes, 144A
2.608%(ff)	01/12/28		250	237,680
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
4.200%	12/13/27	AUD	70	42,573

				5,963,668

United States — 15.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		161	137,665
AdaptHealth LLC,
Gtd. Notes, 144A
5.125%	03/01/30		175	158,440
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	12/01/27		44	42,527
5.300%	02/01/28		214	215,801
5.400%	06/01/28	CAD	106	77,044
Ally Financial, Inc.,
Sr. Unsec’d. Notes
7.100%	11/15/27		28	29,548
Amentum Holdings, Inc.,
Gtd. Notes, 144A
7.250%	08/01/32		30	30,257
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		100	101,127

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
5.500%	07/15/34		76	$75,366
American Tower Corp.,
Sr. Unsec’d. Notes
0.400%	02/15/27	EUR	150	147,646
0.500%	01/15/28	EUR	303	291,817
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		53	35,359
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	03/02/28		150	151,095
5.600%	03/02/43		85	82,728
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		120	120,611
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
5.150%	09/13/34		225	212,351
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29		145	131,953
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35		65	63,360
5.550%	02/15/55		70	67,212
AS Mileage Plan IP Ltd.,
Sr. Sec’d. Notes, 144A
5.021%	10/20/29		180	175,320
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		52	39,834
Athene Global Funding,
Sec’d. Notes, 144A
5.526%	07/11/31		319	319,657
Atkore, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	06/01/31		370	327,289
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		20	20,920
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		92	89,049
1.950%	09/20/26		63	59,815
3.500%	11/01/27		12	11,473
4.125%	08/01/25		5	4,972
4.875%	10/01/25		14	13,972
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		210	190,719
Ball Corp.,
Gtd. Notes
6.875%	03/15/28		195	199,426

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
5.202%(ff)	04/25/29		108	$108,539
5.819%(ff)	09/15/29		220	225,502
Sr. Unsec’d. Notes, MTN
2.551%(ff)	02/04/28		438	417,424
4.827%(ff)	07/22/26		165	164,990
Sub. Notes, MTN
5.425%(ff)	08/15/35		270	262,870
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		40	37,777
5.350%	01/08/55		45	43,059
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30		82	73,156
3.200%	03/01/29		49	45,152
5.150%	05/01/30		385	379,956
6.298%	05/01/29		317	328,691
6.528%	05/01/34		300	314,265
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	60,003
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	160	174,261
4.500%	11/15/31	EUR	444	494,114
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		287	260,399
BP Capital Markets BV,
Gtd. Notes, EMTN
3.773%	05/12/30	EUR	211	224,327
BP Capital Markets PLC,
Gtd. Notes
3.250%(ff)	03/22/26(oo)	EUR	231	237,927
6.125%(ff)	03/18/35(oo)		94	92,355
Brink’s Co. (The),
Gtd. Notes, 144A
6.500%	06/15/29		60	60,636
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		65	63,305
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28		123	118,389
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		341	278,556
3.469%	04/15/34		115	99,649
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		130	130,632
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.268%(ff)	05/10/33		45	43,873
6.377%(ff)	06/08/34		150	155,715

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
7.624%(ff)	10/30/31		50	$55,163
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.350%	11/15/34		124	121,381
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	285	307,194
CBRE Services, Inc.,
Gtd. Notes
5.500%	04/01/29		52	52,861
Celanese US Holdings LLC,
Gtd. Notes
6.330%(c)	07/15/29		180	183,630
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, SOFR Index + 0.520%
5.014%(c)	05/13/26		159	158,860
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32		100	79,162
3.900%	06/01/52		155	99,734
4.800%	03/01/50		33	24,793
4.908%	07/23/25		27	26,962
6.150%	11/10/26		495	504,453
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
5.650%	04/15/34		95	95,164
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
5.850%	08/01/34		76	76,142
Cigna Group (The),
Sr. Unsec’d. Notes
2.375%	03/15/31		202	171,036
5.685%	03/15/26		245	244,816
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27		360	362,511
5.300%	02/26/54		45	43,695
5.350%	02/26/64		55	52,812
Citigroup, Inc.,
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		213	202,746
Sr. Unsec’d. Notes
4.412%(ff)	03/31/31		220	211,348
5.174%(ff)	02/13/30		123	122,810
Sub. Notes
5.592%(ff)	11/19/34		93	92,261
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
6.645%(ff)	04/25/35		100	105,463
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28		200	204,792
6.055%	08/15/26		125	126,748
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		185	190,459

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
6.497%	08/15/43		45	$46,576
6.544%	11/15/53		30	31,473
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		235	208,069
ConocoPhillips Co.,
Gtd. Notes
5.500%	01/15/55		120	113,967
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	03/15/55		115	110,803
Constellation Brands, Inc.,
Gtd. Notes
4.650%	11/15/28		31	30,627
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		85	84,706
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		137	137,593
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34		70	67,618
5.950%	09/01/54		45	41,739
CVS Health Corp.,
Jr. Sub. Notes
6.750%(ff)	12/10/54		18	17,658
7.000%(ff)	03/10/55		125	125,489
Sr. Unsec’d. Notes
4.300%	03/25/28		283	274,336
4.780%	03/25/38		20	17,287
5.700%	06/01/34		102	100,256
6.050%	06/01/54		65	61,136
Devon Energy Corp.,
Sr. Unsec’d. Notes
7.950%	04/15/32		212	238,905
Diamondback Energy, Inc.,
Gtd. Notes
5.200%	04/18/27		530	535,127
5.400%	04/18/34		67	65,924
5.900%	04/18/64		50	46,965
6.250%	03/15/33		93	96,722
Digital Dutch Finco BV,
Gtd. Notes
1.250%	02/01/31	EUR	254	230,870
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		120	137,083
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28		80	75,755
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26		87	79,159
5.750%	12/01/28		86	73,482

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes
4.950%	07/01/27		92	$92,357
Duke Energy Carolinas LLC,
First Mortgage
5.350%	01/15/53		50	47,548
Duke University,
Unsec’d. Notes, Series 2020
2.832%	10/01/55		300	186,238
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.050%	08/14/54		40	37,053
Energy Transfer LP,
Sr. Unsec’d. Notes
4.400%	03/15/27		156	154,506
6.100%	12/01/28		76	78,932
6.400%	12/01/30		56	59,129
Entegris, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		177	169,453
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.400%	05/01/53		30	28,722
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		151	128,660
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		80	79,900
5.500%	01/01/34		155	153,894
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/29		88	88,435
Expedia Group, Inc.,
Gtd. Notes
4.625%	08/01/27		183	182,263
Fidelity National Information Services, Inc.,
Gtd. Notes
2.000%	05/21/30	EUR	247	242,201
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.895%(ff)	09/06/30		229	225,840
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.500%	05/24/31	EUR	219	241,285
Ford Credit Canada Co.,
Gtd. Notes
6.382%	11/10/28	CAD	211	156,795
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.125%	05/15/28	EUR	123	137,597
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		76	73,646
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/26/27		4	3,790

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.900%	10/06/29		65	$63,991
6.050%	10/10/25		195	196,632
Sr. Unsec’d. Notes, EMTN
4.300%	02/15/29	EUR	143	153,691
General Motors Financial of Canada Ltd.,
Gtd. Notes
5.100%	07/14/28	CAD	59	42,581
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27		205	201,534
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.482%(ff)	08/23/28		90	88,949
5.016%(ff)	10/23/35		65	62,347
5.561%(ff)	11/19/45		90	86,960
GXO Logistics, Inc.,
Sr. Unsec’d. Notes
6.250%	05/06/29		127	130,101
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
5.950%	06/11/29		230	230,256
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		196	177,965
4.125%	06/15/29		275	262,511
5.250%	04/15/25		25	25,014
5.450%	04/01/31		65	64,868
5.875%	02/01/29		177	180,566
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.875%	04/01/29		85	84,734
6.125%	04/01/32		78	77,856
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes, 144A
4.875%	07/01/31		80	71,538
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		45	35,033
4.950%	09/15/52		35	31,875
5.400%	06/25/64		35	33,524
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/22/28	EUR	180	183,720
4.125%	11/02/34	EUR	160	173,631
Humana, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/31		44	43,637
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.272%(ff)	01/15/31		150	150,010
6.208%(ff)	08/21/29		117	120,737
Sub. Notes
6.141%(ff)	11/18/39		25	25,089
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
5.250%	06/30/29		15	15,014

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.500%	06/30/34		152	$150,679
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		134	126,792
2.100%	09/15/28		228	204,201
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		30	19,123
3.050%	08/12/51		40	22,757
3.250%	11/15/49		35	20,963
3.900%	03/25/30		75	70,175
4.600%	03/25/40		40	33,274
4.875%	02/10/26		175	175,028
5.600%	02/21/54		55	48,284
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		44	42,778
2.300%	11/01/30		201	170,641
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.625%	07/15/32		135	128,956
J M Smucker Co. (The),
Sr. Unsec’d. Notes
5.900%	11/15/28		244	252,794
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	11/01/32		80	79,102
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		170	170,721
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		185	153,511
3.702%(ff)	05/06/30		287	271,739
4.851%(ff)	07/25/28		165	164,934
4.946%(ff)	10/22/35		180	173,564
6.087%(ff)	10/23/29		226	234,440
Sr. Unsec’d. Notes, EMTN
4.457%(ff)	11/13/31	EUR	270	298,109
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	170,576
Kilroy Realty LP,
Gtd. Notes
6.250%	01/15/36		30	29,780
Laboratory Corp. of America Holdings,
Gtd. Notes
4.350%	04/01/30		136	131,144
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32		55	49,758
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
6.000%	08/15/29		120	121,471
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/31		195	202,098

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	168	$177,608
M&T Bank Corp.,
Sr. Unsec’d. Notes
7.413%(ff)	10/30/29		131	140,328
Sr. Unsec’d. Notes, MTN
4.833%(ff)	01/16/29		50	49,790
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/55		80	76,825
5.700%	09/15/53		35	35,022
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		185	179,186
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		153	152,573
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		30	29,083
Metropolitan Life Global Funding I,
Sec’d. Notes, MTN
4.000%	07/13/27	AUD	100	60,856
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32		245	244,071
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/28		495	500,298
6.750%	11/01/29		41	43,624
Morgan Stanley,
Sr. Unsec’d. Notes
0.495%(ff)	10/26/29	EUR	193	181,918
4.656%(ff)	03/02/29	EUR	130	141,295
5.173%(ff)	01/16/30		68	68,044
5.516%(ff)	11/19/55		65	62,764
Sr. Unsec’d. Notes, MTN
5.164%(ff)	04/20/29		257	257,733
5.250%(ff)	04/21/34		155	152,640
MSCI, Inc.,
Gtd. Notes, 144A
3.875%	02/15/31		245	224,903
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		533	535,964
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.783%	09/16/52		65	63,747
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26		53	49,736
2.450%	09/15/28		131	116,114
5.300%	09/13/27		58	57,415
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.600%	10/15/33		29	29,231

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50	103	$68,291
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.200%	08/01/29	112	111,154
5.375%	01/01/32	248	243,011
8.500%	07/15/27	94	100,300
8.875%	07/15/30	65	73,999
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27	530	522,381
4.400%	10/15/29	82	79,504
5.050%	11/01/34	110	105,284
5.650%	11/01/28	30	30,621
5.700%	11/01/54	60	56,536
5.800%	11/01/30	90	92,639
5.850%	11/01/64	80	74,935
6.625%	09/01/53	30	31,598
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27	127	121,922
3.650%	03/25/41	35	27,186
3.950%	03/25/51	55	40,684
5.375%	09/27/54	170	156,866
6.900%	11/09/52	56	62,613
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28	225	228,019
7.200%	11/01/31	21	22,528
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	135	125,333
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	95	70,996
5.550%	05/15/29	485	492,857
6.100%	01/15/29	395	408,592
6.700%	04/01/53	70	75,928
Sr. Sec’d. Notes
3.250%	06/01/31	85	75,354
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32	93	81,942
4.375%	03/15/43	128	93,262
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	01/12/27	670	674,679
Performance Food Group, Inc.,
Gtd. Notes, 144A
6.125%	09/15/32	130	129,926
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32	29	28,311
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26	155	154,722

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		177	$172,372
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	155	172,940
PTC, Inc.,
Gtd. Notes, 144A
3.625%	02/15/25		335	334,186
PulteGroup, Inc.,
Gtd. Notes
7.875%	06/15/32		244	278,283
Quanta Services, Inc.,
Sr. Unsec’d. Notes
4.750%	08/09/27		115	114,806
Realty Income Corp.,
Sr. Unsec’d. Notes
5.750%	12/05/31	GBP	415	525,622
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29		24	23,925
5.400%	09/02/34		90	87,353
5.900%	09/02/54		10	9,462
Schlumberger Finance BV,
Gtd. Notes
0.500%	10/15/31	EUR	127	109,979
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		37	35,972
Sirius XM Radio LLC,
Gtd. Notes, 144A
3.875%	09/01/31		250	209,402
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	156,177
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
8.875%	11/15/31		195	204,496
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50		70	50,092
5.950%	11/01/32		75	78,213
Southern Co. (The),
Sr. Unsec’d. Notes
5.500%	03/15/29		185	188,752
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		130	133,279
SS&C Technologies, Inc.,
Gtd. Notes, 144A
6.500%	06/01/32		280	282,487
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/32		130	130,353
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		170	171,683

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	125	$130,700
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.400%	06/12/29		61	61,762
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		45	44,300
6.150%	03/01/29		445	461,693
6.500%	02/15/53		40	41,730
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31		78	75,354
Terex Corp.,
Gtd. Notes, 144A
6.250%	10/15/32		130	127,578
The Campbell’s Co.,
Sr. Unsec’d. Notes
5.200%	03/21/29		199	200,652
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		110	78,391
3.750%	04/15/27		161	157,291
4.750%	02/01/28		170	168,940
5.500%	01/15/55		45	42,400
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/29		115	115,357
TriNet Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	08/15/31		205	209,058
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		152	105,471
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.153%(ff)	08/05/32		67	66,122
6.047%(ff)	06/08/27		10	10,158
U.S. Bancorp,
Sr. Unsec’d. Notes
5.100%(ff)	07/23/30		190	189,604
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29		550	531,993
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.250%	02/15/28		130	132,023
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33		135	131,170
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/01/31		75	78,211
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28		183	185,341

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.450%	09/18/33	110	$110,395
5.500%	09/18/26	190	192,246
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	79	75,718
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25	145	144,394
3.755%	03/15/27	522	502,951
4.054%	03/15/29	220	204,669
4.279%	03/15/32	43	37,884
5.141%	03/15/52	112	83,384
6.412%	03/15/26	190	190,053
Wells Fargo & Co.,
Sr. Unsec’d. Notes
6.303%(ff)	10/23/29	80	83,168
6.491%(ff)	10/23/34	390	414,213
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30	95	95,314
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.625%	03/15/32	130	131,874
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	178	153,318

			42,313,651

TOTAL CORPORATE BONDS (cost $93,522,696)			91,852,884

MUNICIPAL BONDS — 0.3%
California — 0.1%
California Earthquake Authority,
Revenue Bonds, Series A
5.603%	07/01/27	75	75,457
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	60	64,621
University of California,
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	170	144,899

			284,977

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
5.526%	07/01/34	197	198,950
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	59	51,059

			250,009

New Jersey — 0.0%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	107	113,135

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	135	$140,365
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	37,587

			177,952

Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	40	36,409

TOTAL MUNICIPAL BONDS (cost $932,217)			862,482

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.8%
United States
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	14	11,608
Series 2007-16CB, Class 1A2, 1 Month SOFR + 0.514% (Cap 6.000%, Floor 0.400%)
4.853%(c)	08/25/37	39	24,681
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.979%(cc)	04/25/37	22	20,151
Connecticut Avenue Securities Trust,
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.569%(c)	01/25/42	256	262,659
Series 2022-R03, Class 1M2, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.069%(c)	03/25/42	119	124,984
Series 2022-R06, Class 1M1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)
7.319%(c)	05/25/42	237	243,203
Series 2023-R03, Class 2M2, 144A, 30 Day Average SOFR + 3.900% (Cap N/A, Floor 0.000%)
8.469%(c)	04/25/43	40	43,018
Series 2023-R08, Class 1B1, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
8.119%(c)	10/25/43	420	439,520
Series 2024-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.369%(c)	01/25/44	150	151,384
Series 2024-R03, Class 2B1, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	03/25/44	425	436,399
Series 2024-R03, Class 2M2, 144A, 30 Day Average SOFR + 1.950% (Cap N/A, Floor 0.000%)
6.510%(c)	03/25/44	175	176,848
Series 2024-R04, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.219%(c)	05/25/44	150	150,510
Series 2024-R06, Class 1M2, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.169%(c)	09/25/44	175	175,766

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2015-C02, Class 1M2, 30 Day Average SOFR + 4.114% (Cap N/A, Floor 0.000%)
8.683%(c)	05/25/25	10	$9,753
Series 2015-C03, Class 1M2, 30 Day Average SOFR + 5.114% (Cap N/A, Floor 0.000%)
9.683%(c)	07/25/25	10	10,255
Series 2015-C04, Class 2M2, 30 Day Average SOFR + 5.664% (Cap N/A, Floor 0.000%)
10.233%(c)	04/25/28	32	32,550
Series 2016-C01, Class 1M2, 30 Day Average SOFR + 6.864% (Cap N/A, Floor 0.000%)
11.433%(c)	08/25/28	13	13,354
Series 2016-C01, Class 2M2, 30 Day Average SOFR + 7.064% (Cap N/A, Floor 0.000%)
11.633%(c)	08/25/28	6	5,701
Series 2016-C02, Class 1M2, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
10.683%(c)	09/25/28	13	13,235
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	11/25/41	148	149,330
Fannie Mae REMIC,
Series 2016-01, Class SJ, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
1.467%(c)	02/25/46	34	3,252
Series 2017-66, Class BD
3.000%	09/25/47	68	59,605
Series 2020-049, Class KS, IO, 30 Day Average SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.417%(c)	07/25/50	1,440	140,315
Series 2020-062, Class GI, IO
4.000%	06/25/48	1,148	229,208
Series 2022-024, Class AD
4.000%	05/25/49	109	103,038
Series 2024-41, Class DA
5.500%	12/25/51	88	87,906
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.219%(c)	01/25/34	107	108,117
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/41	295	296,956
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.369%(c)	11/25/41	340	342,615
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
5.519%(c)	12/25/41	284	283,655
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.569%(c)	01/25/42	244	243,938
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	04/25/42	47	47,347

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2022-DNA03, Class M2, 144A, 30 Day Average SOFR + 4.350% (Cap N/A, Floor 0.000%)
8.919%(c)	04/25/42	78	$83,247
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
6.769%(c)	05/25/42	239	242,737
Series 2024-DNA03, Class M2, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.019%(c)	10/25/44	100	100,332
Series 2024-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	03/25/44	175	177,581
Freddie Mac REMIC,
Series 3933, Class SK, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
1.238%(c)	10/15/41	128	10,174
Series 4059, Class SP, IO, 30 Day Average SOFR x (1) + 6.436% (Cap 6.550%, Floor 0.000%)
1.838%(c)	06/15/42	44	4,872
Series 4314, Class SE, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.338%(c)	03/15/44	44	4,000
Series 4583, Class ST, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.288%(c)	05/15/46	80	7,529
Series 5020, Class IH, IO
3.000%	08/25/50	132	22,881
Series 5201, Class PA
2.500%	03/25/52	56	48,720
Series 5256, Class A
4.000%	09/25/52	138	130,795
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
2.088%(c)	01/16/40	45	5,053
Series 2013-05, Class JE
2.000%	07/20/42	51	46,323
Series 2013-124, Class CS, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.565%(c)	08/20/43	83	7,727
Series 2015-111, Class IW, IO
4.000%	06/20/45	91	8,421
Series 2016-01, Class ST, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
1.715%(c)	01/20/46	34	3,380
Series 2016-027, Class IA, IO
4.000%	06/20/45	64	8,484
Series 2016-088, Class S, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
1.715%(c)	01/20/46	230	22,731
Series 2018-067, Class PS, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
1.715%(c)	05/20/48	30	3,233
Series 2019-006, Class SA, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.565%(c)	01/20/49	34	3,401

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-078, Class SE, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.615%(c)	06/20/49	42	$4,472
Series 2019-151, Class NI, IO
3.500%	10/20/49	120	20,348
Series 2019-153, Class EI, IO
4.000%	12/20/49	81	16,460
Series 2020-061, Class SW, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.565%(c)	08/20/49	126	12,834
Series 2022-022, Class UH
3.000%	12/20/50	113	100,537
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month SOFR + 0.554% (Cap 10.500%, Floor 0.440%)
4.893%(c)	06/25/45	42	37,754
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	191	155,586
Series 2023-10, Class A6, 144A
6.000%(cc)	05/25/54	66	66,081
Series 2024-03, Class A4, 144A
3.000%(cc)	05/25/54	634	562,798
Series 2024-VIS01, Class A1, 144A
5.990%(cc)	07/25/64	405	407,038
Series 2024-VIS01, Class A2, 144A
6.192%(cc)	07/25/64	517	520,077
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.250%(cc)	07/25/59	18	17,069
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	32	30,953
OBX Trust,
Series 2022-NQM01, Class A2, 144A
3.001%(cc)	11/25/61	250	186,462
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
4.773%(c)	01/25/37	49	43,027
Series 2007-QA05, Class 2A1
6.268%(cc)	09/25/37	60	40,087
Series 2007-QH08, Class A
5.791%(cc)	10/25/37	44	36,704
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
4.773%(c)	10/25/35	33	30,704
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
6.325%(c)	09/25/46	55	51,823

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,938,535)			7,723,296

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS — 30.5%
Australia — 2.3%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	946	$570,842
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,619	1,206,364
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,412	825,636
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,670	1,018,607
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	1,004	587,656
5.000%	07/21/37	AUD	190	113,884
Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	2,022	917,760
2.250%	09/15/33	AUD	216	107,799
2.250%	11/20/34	AUD	807	387,302
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	826	347,507
5.000%	11/20/40	AUD	407	235,068

				6,318,425

Austria — 0.6%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	10/20/28	EUR	820	778,089
0.850%	06/30/2120	EUR	61	26,328
0.900%	02/20/32	EUR	554	509,427
1.850%	05/23/49	EUR	85	70,730
2.900%	02/20/33	EUR	135	141,774
3.450%	10/20/30	EUR	221	240,210

				1,766,558

Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 060, 144A
4.250%	03/28/41	EUR	329	380,668
Sr. Unsec’d. Notes, Series 094, 144A
0.350%	06/22/32	EUR	590	511,693
Sr. Unsec’d. Notes, Series 099, 144A
3.450%	06/22/43	EUR	110	115,125
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	190	194,242
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	158	161,436
Sr. Unsec’d. Notes, Series 102, 144A
2.700%	10/22/29	EUR	162	169,381

				1,532,545

Brazil — 0.2%
Brazil Notas do Tesouro Nacional,
Notes, Series B
6.000%	08/15/50	BRL	1,294	176,893

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Brazil (cont’d.)
Brazilian Government International Bond,
Sr. Unsec’d. Notes
6.125%	03/15/34		310	$288,920

				465,813

Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	50	56,145

Canada — 3.3%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	200	145,923
Canadian Government Bond,
Bonds
1.750%	12/01/53	CAD	290	142,735
2.750%	12/01/48	CAD	1,533	964,077
3.500%	09/01/29	CAD	2,137	1,521,029
4.000%	06/01/41	CAD	445	336,601
Canadian Government Real Return Bond,
Bonds, Series CPI
4.000%	12/01/31	CAD	199	162,732
City of Calgary Canada,
Sr. Unsec’d. Notes
4.200%	06/01/34	CAD	91	64,673
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	319	219,160
5.200%	05/15/34	AUD	432	269,719
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	84	62,112
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	80	42,336
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	920	576,658
Province of Manitoba,
Sr. Unsec’d. Notes, MTN
4.850%	08/28/34	AUD	495	300,558
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	206,165
Sr. Unsec’d. Notes
2.500%	04/27/26		243	236,525
3.750%	12/02/53	CAD	23	14,846
4.600%	12/02/55	CAD	320	238,548
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	605	696,073
Unsec’d. Notes
2.150%	06/02/31	CAD	579	374,032
2.900%	12/02/46	CAD	491	276,767
3.450%	06/02/45	CAD	788	489,911
3.500%	06/02/43	CAD	226	142,777
Province of Ontario Generic Strips Coupon,
Bonds
3.983%(s)	12/02/36	CAD	150	63,575
4.074%(s)	06/02/38	CAD	150	59,474

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Canada (cont’d.)
4.134%(s)	06/02/39	CAD	150	$56,313
4.175%(s)	12/02/40	CAD	149	52,405
4.189%(s)	12/02/41	CAD	150	49,861
4.256%(s)	12/02/46	CAD	149	40,305
0.000%(s)	06/02/47	CAD	150	39,828
Bonds, Series INT
4.244%(s)	06/02/46	CAD	150	41,490
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		259	248,940
4.400%	12/01/55	CAD	49	35,114
Sr. Unsec’d. Notes, MTN
5.250%	05/02/34	AUD	535	335,865
Unsec’d. Notes
2.750%	09/01/27	CAD	350	241,664
3.100%	12/01/51	CAD	124	70,779
3.500%	12/01/45	CAD	87	54,107

				8,873,677

China — 1.7%
China Government Bond,
Bonds, Series INBK
2.110%	08/25/34	CNH	17,110	2,416,784
2.120%	06/25/31	CNH	1,900	267,065
2.280%	03/25/31	CNH	12,970	1,839,350

				4,523,199

Colombia — 0.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes
8.000%	11/14/35		200	201,200
Colombian TES,
Bonds, Series B
6.250%	07/09/36	COP	410,200	59,630
7.000%	03/26/31	COP	183,900	33,882
7.250%	10/18/34	COP	644,100	107,685
7.250%	10/26/50	COP	717,500	96,107
9.250%	05/28/42	COP	110,400	19,235
13.250%	02/09/33	COP	4,448,000	1,086,673

				1,604,412

Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	145,569

Czech Republic — 0.1%
Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 125
1.500%	04/24/40	CZK	170	4,751
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	4,850	170,509
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	880	38,065

				213,325

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Denmark — 0.1%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	1,008	$178,154

Dominican Republic — 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.950%	01/25/27		200	198,700

Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	2,210

Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/30	EUR	310	321,713
Sr. Unsec’d. Notes, Series 10Y, 144A
1.500%	09/15/32	EUR	220	209,233
3.000%	09/15/34	EUR	92	96,717
Sr. Unsec’d. Notes, Series 31Y, 144A
2.950%	04/15/55	EUR	32	32,384

				660,047

France — 2.8%
French Republic Government Bond OAT,
Bonds, 144A
0.750%	02/25/28	EUR	1,393	1,370,348
2.500%	09/24/27	EUR	553	574,482
2.750%	02/25/29	EUR	724	754,155
2.750%	02/25/30	EUR	1,676	1,738,537
3.000%	06/25/49	EUR	428	400,767
3.250%	05/25/45	EUR	523	518,893
3.250%	05/25/55	EUR	127	120,316
3.500%	11/25/33	EUR	597	636,207
Bonds, 144A, Series OAT
3.000%	11/25/34	EUR	1,440	1,467,671

				7,581,376

Germany — 0.5%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
2.500%	07/04/44	EUR	94	96,026
3.250%	07/04/42	EUR	1,053	1,189,924
Bonds, Series G
0.000%	08/15/50	EUR	117	63,738

				1,349,688

Greece — 0.2%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/54	EUR	464	497,677

Hungary — 0.1%
Hungary Government Bond,
Bonds, Series 29/A
2.000%	05/23/29	HUF	11,710	24,889
Bonds, Series 38/A
3.000%	10/27/38	HUF	16,810	27,751

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hungary (cont’d.)
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.500%	06/16/34		200	$190,688

				243,328

Indonesia — 0.8%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.650%	09/10/32	EUR	200	206,783
4.150%	09/20/27		200	195,500
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	3,381,000	209,960
Bonds, Series 087
6.500%	02/15/31	IDR	3,169,000	191,915
Bonds, Series 095
6.375%	08/15/28	IDR	1,703,000	103,428
Bonds, Series 098
7.125%	06/15/38	IDR	1,205,000	75,048
Bonds, Series 101
6.875%	04/15/29	IDR	15,414,000	952,222
Bonds, Series 104
6.500%	07/15/30	IDR	4,033,000	243,994

				2,178,850

Ireland — 0.1%
Ireland Government Bond,
Unsec’d. Notes
0.200%	10/18/30	EUR	111	101,618
0.350%	10/18/32	EUR	50	44,181
1.500%	05/15/50	EUR	48	37,402

				183,201

Israel — 0.1%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	60,413
Bonds, Series 0825
1.750%	08/31/25	ILS	317	85,817

				146,230

Italy — 1.7%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 02Y
3.100%	08/28/26	EUR	384	402,215
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	120	120,852
3.350%	07/01/29	EUR	390	413,221
4.100%	02/01/29	EUR	820	893,860
Sr. Unsec’d. Notes, Series 07Y, 144A
3.500%	02/15/31	EUR	823	873,365
Sr. Unsec’d. Notes, Series 10Y
4.200%	03/01/34	EUR	428	471,481
Sr. Unsec’d. Notes, Series 13Y, 144A
4.050%	10/30/37	EUR	291	313,783
Sr. Unsec’d. Notes, Series 15Y, 144A
4.150%	10/01/39	EUR	665	713,835

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Italy (cont’d.)
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	158	$155,897
Sr. Unsec’d. Notes, Series 30Y, 144A
2.150%	09/01/52	EUR	230	166,011
Sr. Unsec’d. Notes, Series 50Y, 144A
2.800%	03/01/67	EUR	24	19,049

				4,543,569

Japan — 4.5%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.010%	02/02/28	EUR	600	574,900
Japan Government Five Year Bond,
Bonds, Series 161
0.300%	06/20/28	JPY	288,800	1,813,901
Japan Government Forty Year Bond,
Bonds, Series 04
2.200%	03/20/51	JPY	70,850	455,287
Bonds, Series 15
1.000%	03/20/62	JPY	119,000	489,314
Bonds, Series 16
1.300%	03/20/63	JPY	104,850	470,440
Japan Government Ten Year Bond,
Bonds, Series 375
1.100%	06/20/34	JPY	187,000	1,192,257
Japan Government Thirty Year Bond,
Bonds, Series 32
2.300%	03/20/40	JPY	123,300	859,855
Bonds, Series 65
0.400%	12/20/49	JPY	346,400	1,481,648
Bonds, Series 68
0.600%	09/20/50	JPY	91,650	407,626
Bonds, Series 76
1.400%	09/20/52	JPY	98,300	520,776
Bonds, Series 81
1.600%	12/20/53	JPY	96,300	529,301
Bonds, Series 82
1.800%	03/20/54	JPY	81,600	469,649
Japan Government Twenty Year Bond,
Bonds, Series 171
0.300%	12/20/39	JPY	29,550	156,380
Bonds, Series 181
0.900%	06/20/42	JPY	28,800	159,904
Bonds, Series 182
1.100%	09/20/42	JPY	296,000	1,693,294
Bonds, Series 183
1.400%	12/20/42	JPY	153,800	920,823

				12,195,355

Malaysia — 0.3%
Malaysia Government Bond,
Bonds, Series 0123
4.457%	03/31/53	MYR	194	45,197
Bonds, Series 0219
3.885%	08/15/29	MYR	854	193,044
Bonds, Series 0307
3.502%	05/31/27	MYR	1,701	380,527

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Malaysia (cont’d.)
Bonds, Series 0318
4.642%	11/07/33	MYR	946	$224,059

				842,827

Mexico — 0.8%
Mexican Bonos,
Bonds, Series M
7.000%	09/03/26	MXN	17,915	822,627
7.500%	05/26/33	MXN	142	5,790
8.000%	07/31/53	MXN	7,630	275,768
8.500%	03/01/29	MXN	1,449	66,035
Bonds, Series M20
7.500%	06/03/27	MXN	4,776	217,753
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	13,917	558,275
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.750%	04/19/71		530	292,772

				2,239,020

Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/38	EUR	348	252,578
0.000%	01/15/52	EUR	104	53,101
2.500%	01/15/30	EUR	165	172,474
2.500%	07/15/33	EUR	200	206,634
3.750%	01/15/42	EUR	220	258,027

				942,814

New Zealand — 0.6%
New Zealand Government Bond,
Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	644	295,201
Unsec’d. Notes, Series 0534
4.250%	05/15/34	NZD	258	142,404
Unsec’d. Notes, Series 0536
4.250%	05/15/36	NZD	277	149,966
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	170	62,949
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	1,621	890,788

				1,541,308

Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 488, 144A
3.625%	05/31/39	NOK	580	49,370

Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30		200	167,190

Peru — 0.1%
Peru Government Bond,
Bonds
5.940%	02/12/29	PEN	200	54,902

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Peru (cont’d.)
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	485	$117,740
Peruvian Government International Bond,
Sr. Unsec’d. Notes
5.875%	08/08/54		30	28,566

				201,208

Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0432
1.750%	04/25/32	PLN	812	150,341
Bonds, Series 1034
5.000%	10/25/34	PLN	438	99,090
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
5.125%	09/18/34		45	43,341

				292,772

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, Series 10Y, 144A
1.950%	06/15/29	EUR	129	131,970
Sr. Unsec’d. Notes, Series 11Y, 144A
2.875%	10/20/34	EUR	171	177,509

				309,479

Romania — 0.2%
Romania Government Bond,
Bonds, Series 08Y
4.850%	07/25/29	RON	180	34,055
Bonds, Series 10YR
6.700%	02/25/32	RON	175	35,146
Bonds, Series 15Y
4.750%	10/11/34	RON	280	47,947
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31		68	54,995
Sr. Unsec’d. Notes, 144A
5.125%	09/24/31	EUR	197	198,737
5.750%	03/24/35		114	101,674
5.875%	01/30/29		100	97,375
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	20	13,461

				583,390

Singapore — 0.0%
Singapore Government Bond,
Bonds
3.375%	09/01/33	SGD	110	83,432

Slovenia — 0.0%
Slovenia Government Bond,
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	48	47,440

South Africa — 0.2%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2048
8.750%	02/28/48	ZAR	6,152	261,981

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Africa (cont’d.)
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes, 144A
7.950%	11/19/54		200	$191,008

				452,989

South Korea — 0.7%
Korea Housing Finance Corp.,
Covered Bonds
3.714%	04/11/27	EUR	100	106,125
Korea Treasury Bond,
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	89,636
Bonds, Series 2806
2.625%	06/10/28	KRW	321,060	216,611
Bonds, Series 2912
1.375%	12/10/29	KRW	519,680	328,482
Bonds, Series 3312
4.125%	12/10/33	KRW	1,071,770	789,120
Bonds, Series 4412
2.750%	12/10/44	KRW	50,130	33,206
Bonds, Series 5203
2.500%	03/10/52	KRW	524,620	333,290
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	94,650	60,629

				1,957,099

Spain — 1.5%
Spain Government Bond,
Sr. Unsec’d. Notes
2.800%	05/31/26	EUR	236	246,296
3.500%	05/31/29	EUR	695	749,294
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	314	276,916
1.500%	04/30/27	EUR	769	782,943
1.900%	10/31/52	EUR	155	112,483
2.900%	10/31/46	EUR	390	365,862
3.450%	10/31/34	EUR	349	373,359
3.450%	07/30/43	EUR	185	189,300
3.450%	07/30/66	EUR	92	89,110
3.900%	07/30/39	EUR	746	818,222
4.200%	01/31/37	EUR	1	1,138

				4,004,923

Supranational Bank — 0.7%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	208,338
0.400%	01/26/26	EUR	190	192,823
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	178	146,346
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/15/26	EUR	665	659,077
European Union,
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	340	311,754

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Supranational Bank (cont’d.)
Sr. Unsec’d. Notes, Series NGEU, MTN
3.375%	10/05/54	EUR	411	$422,424

				1,940,762

Sweden — 0.2%
Sweden Government Bond,
Bonds, Series 1065
1.750%	11/11/33	SEK	1,660	142,918
Sweden Inflation Linked Bond,
Bonds, Series 3104
3.500%	12/01/28	SEK	1,681	168,978
Bonds, Series 3113
0.125%	12/01/27	SEK	2,593	229,093

				540,989

Switzerland — 0.5%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	80	104,483
3.500%	04/08/33	CHF	242	337,368
4.000%	04/08/28	CHF	673	836,684

				1,278,535

Thailand — 0.0%
Thailand Government Bond,
Bonds
2.750%	06/17/52	THB	947	27,495
Sr. Unsec’d. Notes
2.500%	11/17/29	THB	169	5,038
3.350%	06/17/33	THB	590	18,760
4.000%	06/17/55	THB	853	31,130

				82,423

United Kingdom — 3.5%
United Kingdom Gilt,
Bonds
0.875%	01/31/46	GBP	861	499,500
1.500%	07/31/53	GBP	170	99,191
1.750%	09/07/37	GBP	490	440,959
1.750%	07/22/57	GBP	305	183,710
3.500%	07/22/68	GBP	421	387,574
3.750%	03/07/27	GBP	137	169,167
4.125%	07/22/29	GBP	2,351	2,916,984
4.250%	07/31/34	GBP	745	909,216
4.250%	12/07/46	GBP	840	933,849
4.375%	07/31/54	GBP	868	961,512
4.750%	10/22/43	GBP	1,072	1,293,515
Unsec’d. Notes
4.375%	01/31/40	GBP	120	141,751
United Kingdom Inflation-Linked Gilt,
Bonds, Series 3MO
0.750%	11/22/33	GBP	491	602,758

				9,539,686

TOTAL SOVEREIGN BONDS
(cost $89,928,997)				82,555,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51	87		$64,645
2.000%	12/01/35	122		107,956
2.000%	06/01/36	27		24,122
2.000%	06/01/41	128		106,505
2.000%	01/01/51	233		183,003
2.000%	03/01/51	16		12,206
2.000%	08/01/51	181		142,856
2.500%	06/01/30	16		14,819
2.500%	07/01/30	6		5,973
2.500%	11/01/35	22		20,312
2.500%	07/01/50	38		31,113
2.500%	11/01/50	69		56,531
2.500%	02/01/51	21		17,327
2.500%	03/01/51	53		43,280
2.500%	07/01/51	15		12,511
2.500%	09/01/51	164		136,086
3.000%	06/01/30	4		4,214
3.000%	07/01/30	24		22,807
3.000%	07/01/30	26		25,263
3.000%	07/01/35	31		28,687
3.000%	09/01/35	19		17,409
3.000%	01/01/37	13		11,600
3.000%	02/01/37	20		18,095
3.000%	05/01/45	24		21,244
3.000%	08/01/46	61		52,988
3.000%	12/01/50	531		459,984
3.500%	05/01/30	27		26,279
3.500%	06/01/30	4		3,624
3.500%	10/01/30	4		3,915
3.500%	07/01/35	38		36,015
3.500%	08/01/42	26		23,277
3.500%	01/01/44	26		23,993
3.500%	07/01/45	27		24,342
3.500%	11/01/47	52		47,035
3.500%	07/01/49	43		38,934
4.000%	01/01/33	35		33,887
4.000%	06/01/40	5		4,528
4.000%	02/01/41	8		7,143
4.000%	02/01/41	11		10,338
4.000%	11/01/41	3		2,757
4.000%	06/01/42	12		11,249
4.000%	09/01/44	24		21,897
4.000%	04/01/45	6		5,668
4.000%	05/01/45	17		15,600
4.000%	05/01/46	20		18,817
4.000%	01/01/47	27		25,311
4.000%	09/01/48	30		27,798
4.500%	08/01/48	4		4,069
4.500%	11/01/48	37		34,969
4.500%	05/01/49	40		38,026
4.500%	02/01/50	4		4,193
4.500%	05/01/53	887		845,977
5.000%	02/01/42	30		29,503
5.000%	07/01/48	—(r	)	28
5.000%	03/01/50	1		1,293
5.000%	08/01/52	84		81,389
5.000%	01/01/53	73		70,986

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/01/53	39	$38,034
5.500%	08/01/40	6	6,032
6.000%	11/01/37	3	3,607
6.000%	11/01/52	39	38,800
6.000%	12/01/52	39	39,862
6.000%	03/01/53	20	20,718
6.000%	06/01/54	153	154,805
6.000%	08/01/54	146	147,038
Federal National Mortgage Assoc.
1.500%	TBA	55	40,627
1.500%	02/01/51	21	15,919
2.000%	04/01/30	5	4,978
2.000%	07/01/30	8	7,089
2.000%	08/01/30	17	16,205
2.000%	04/01/31	8	7,440
2.000%	05/01/36	60	53,214
2.000%	08/01/36	14	12,577
2.000%	09/01/36	45	40,390
2.000%	12/01/36	31	27,861
2.000%	12/01/40	63	52,679
2.000%	11/01/41	84	69,829
2.000%	07/01/50	50	39,087
2.000%	03/01/51	51	40,310
2.000%	03/01/51	53	42,125
2.000%	05/01/51	275	217,219
2.000%	07/01/51	308	242,676
2.000%	07/01/51	441	345,995
2.500%	TBA(tt)	1,000	814,375
2.500%	05/01/30	5	5,136
2.500%	05/01/30	11	10,624
2.500%	06/01/30	4	3,988
2.500%	07/01/30	9	8,674
2.500%	07/01/30	10	9,465
2.500%	07/01/30	11	10,729
2.500%	04/01/37	57	51,045
2.500%	06/01/40	73	64,360
2.500%	04/01/43	18	15,479
2.500%	04/01/45	9	7,373
2.500%	09/01/46	8	6,903
2.500%	07/01/50	7	5,437
2.500%	09/01/50	62	50,789
2.500%	11/01/50	135	112,415
2.500%	11/01/50	899	744,439
2.500%	03/01/51	68	56,808
2.500%	04/01/51	156	128,260
2.500%	05/01/51	146	121,226
2.500%	05/01/51	159	130,498
2.500%	07/01/51	51	42,159
2.500%	09/01/51	86	71,331
2.500%	09/01/51	262	216,664
2.500%	10/01/51	341	282,131
2.500%	11/01/51	75	61,605
2.500%	11/01/51	157	129,548
2.500%	11/01/51	200	164,989
2.500%	03/01/52	45	36,701
3.000%	TBA(tt)	2,000	1,698,438
3.000%	06/01/30	14	13,951
3.000%	07/01/30	5	4,832

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/01/30	10		$9,787
3.000%	07/01/30	21		19,936
3.000%	09/01/30	10		9,566
3.000%	11/01/30	5		4,504
3.000%	06/01/32	27		25,471
3.000%	03/01/35	6		5,234
3.000%	09/01/35	9		8,082
3.000%	03/01/36	41		37,648
3.000%	02/01/37	10		9,437
3.000%	05/01/45	87		75,574
3.000%	06/01/45	55		48,032
3.000%	07/01/45	17		15,152
3.000%	08/01/45	55		48,076
3.000%	01/01/46	10		8,520
3.000%	10/01/46	30		25,629
3.000%	11/01/46	79		68,154
3.000%	08/01/50	23		20,013
3.000%	08/01/50	52		45,401
3.000%	10/01/50	41		34,884
3.000%	12/01/50	56		48,294
3.000%	02/01/51	152		130,360
3.000%	04/01/51	136		116,636
3.000%	05/01/51	140		120,338
3.000%	08/01/51	36		31,127
3.000%	08/01/51	58		50,210
3.500%	TBA(tt)	1,000		884,417
3.500%	09/01/29	15		14,953
3.500%	12/01/29	7		6,622
3.500%	04/01/30	24		23,919
3.500%	05/01/30	6		5,500
3.500%	10/01/30	9		8,653
3.500%	01/01/35	6		6,160
3.500%	08/01/35	13		12,563
3.500%	02/01/37	9		8,129
3.500%	06/01/43	59		53,853
3.500%	09/01/47	62		55,665
3.500%	02/01/48	136		123,564
3.500%	09/01/57	145		128,280
3.500%	05/01/58	55		48,648
4.000%	TBA(tt)	1,000		914,378
4.000%	04/01/26	3		2,911
4.000%	05/01/27	2		1,845
4.000%	05/01/32	6		5,948
4.000%	04/01/35	10		9,539
4.000%	11/01/42	31		29,264
4.000%	06/01/44	12		11,087
4.000%	03/01/45	8		7,156
4.000%	04/01/47	24		22,302
4.000%	06/01/48	135		125,549
4.000%	04/01/52	77		70,085
4.480%	02/01/29	142		140,587
4.500%	04/01/25	—(r	)	260
4.500%	01/01/34	5		4,945
4.500%	01/01/42	22		21,527
4.500%	06/01/45	22		21,240
4.500%	07/01/47	4		4,193
4.500%	09/01/48	28		26,700
4.500%	09/01/48	127		121,215

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	01/01/49	27	$25,488
4.500%	02/01/49	26	25,150
4.500%	03/01/49	26	25,080
4.500%	06/01/49	253	240,758
4.500%	07/01/49	30	28,820
4.500%	11/01/49	5	5,017
4.500%	01/01/51	67	63,301
4.920%	12/01/28	150	150,828
5.000%	TBA(tt)	1,370	1,322,152
5.000%	05/01/38	16	15,718
5.000%	08/01/44	23	22,474
5.000%	08/01/52	255	246,501
5.280%	01/01/29	150	152,815
5.500%	TBA(tt)	2,770	2,733,293
5.500%	07/01/38	9	8,795
5.500%	05/01/39	11	10,823
5.500%	05/01/40	6	5,867
5.500%	10/01/52	59	58,402
5.500%	11/01/52	171	168,825
5.500%	05/01/54	47	46,450
6.000%	TBA(tt)	1,125	1,130,186
6.000%	02/01/36	6	6,404
6.000%	07/01/38	89	90,697
6.000%	09/01/38	89	90,985
6.000%	11/01/38	6	5,945
6.000%	09/01/39	14	14,622
6.000%	06/01/40	8	8,215
6.000%	05/01/41	33	33,839
6.000%	05/01/53	42	42,446
6.000%	09/01/54	50	50,057
6.500%	TBA(tt)	1,530	1,561,222
7.000%	TBA	95	98,496
Government National Mortgage Assoc.
2.000%	TBA	350	279,863
2.000%	12/20/50	206	164,826
2.000%	08/20/51	59	47,347
2.500%	TBA(tt)	2,241	1,870,863
2.500%	01/20/47	13	11,389
2.500%	11/20/49	52	43,459
2.500%	03/20/51	45	37,945
2.500%	08/20/51	125	104,679
2.500%	12/20/51	152	126,893
3.000%	TBA(tt)	1,128	977,977
3.000%	11/20/43	58	51,337
3.000%	01/15/45	7	6,283
3.000%	01/15/45	33	29,585
3.000%	07/15/45	9	7,500
3.000%	01/20/47	74	65,224
3.000%	08/20/47	46	40,459
3.000%	04/20/51	178	154,654
3.000%	12/20/51	19	16,484
3.500%	TBA	150	134,069
3.500%	07/15/42	26	23,472
3.500%	04/15/45	7	6,880
3.500%	09/20/45	56	50,994
3.500%	06/20/49	117	104,966
4.000%	TBA(tt)	1,332	1,226,984
4.000%	01/15/41	29	27,238

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/15/44	16	$15,096
4.000%	05/15/45	27	25,283
4.000%	05/20/45	14	13,190
4.000%	07/20/45	106	99,268
4.000%	10/20/45	11	10,378
4.000%	01/20/46	23	21,331
4.000%	02/20/46	8	7,323
4.000%	03/20/46	35	33,354
4.000%	07/20/47	37	34,822
4.500%	TBA(tt)	3,988	3,769,619
4.500%	04/15/40	30	28,579
4.500%	10/15/41	9	9,028
4.500%	07/20/44	15	14,681
4.500%	04/20/45	38	36,958
4.500%	11/20/47	15	14,486
4.500%	02/20/49	33	31,354
4.500%	12/20/49	27	26,163
4.500%	04/20/50	19	18,371
4.500%	03/20/52	37	35,446
4.500%	09/20/52	21	20,202
4.500%	10/20/52	108	102,350
5.000%	TBA(tt)	2,313	2,243,878
5.000%	06/15/38	5	4,519
5.000%	01/15/39	35	35,005
5.000%	12/15/39	7	6,710
5.000%	10/20/42	6	6,357
5.000%	03/15/44	28	27,697
5.000%	09/20/48	22	21,511
5.000%	10/20/48	53	51,784
5.000%	11/20/48	48	46,656
5.000%	12/20/48	5	4,982
5.000%	01/20/49	134	131,700
5.000%	03/20/49	75	74,107
5.000%	06/20/49	19	18,535
5.000%	01/20/50	26	25,315
5.000%	03/20/50	11	10,552
5.500%	TBA(tt)	3,802	3,770,933
5.500%	03/15/37	9	9,027
6.000%	TBA(tt)	1,373	1,381,603
6.000%	10/20/54	124	125,280

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,855,937)			40,372,060

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds
1.125%	08/15/40	3,979	2,374,344
2.000%	08/15/51(k)	1,472	841,800
2.375%	02/15/42	1,648	1,173,400
3.000%	11/15/45	547	411,522
3.125%	11/15/41(k)	396	318,718
U.S. Treasury Inflation Indexed Bonds, TIPS
1.375%	07/15/33	865	809,844
1.500%	02/15/53	1,306	1,046,317
1.750%	01/15/34(k)	681	653,076
2.125%	02/15/54	419	388,328
U.S. Treasury Notes
3.500%	01/31/30	423	405,881
3.875%	08/15/33	325	309,461

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS (continued)
4.125%	11/15/27		1,049	$1,044,656
4.250%	11/30/26		714	713,972

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,961,908)				10,491,319

		Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.8%
iShares Core U.S. Aggregate Bond ETF			67,004	6,492,688
Vanguard Total International Bond ETF			132,124	6,480,682

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $13,208,012)				12,973,370

TOTAL LONG-TERM INVESTMENTS (cost $285,131,994)				273,600,982

SHORT-TERM INVESTMENTS — 5.7%

AFFILIATED MUTUAL FUNDS — 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)			989,930	989,930
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $93,299; includes $97,750 of cash collateral for securities on loan)(b)(wb)			93,355	93,299

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,083,229)				1,083,229

Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 4.6%
France — 1.9%
France Treasury Bills BTF
Series 14W
2.773%	01/22/25	EUR	4,891	5,058,800

Japan — 2.7%
Japan Treasury Discount Bills
Series 1231
0.230%	05/20/25	JPY	84,700	537,867
Series 1260
0.007%	01/14/25	JPY	304,750	1,936,743
Series 1261
0.135%	04/10/25	JPY	418,850	2,660,625
Series 1267
0.202%	05/12/25	JPY	114,900	729,681
Series 1269
0.128%	02/25/25	JPY	176,700	1,122,689

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(n) (continued)
Japan (cont’d.)
Series 1277
0.126%	03/31/25	JPY	72,550	$460,852

				7,448,457

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $12,828,065)				12,507,257

		Shares

UNAFFILIATED FUNDS — 0.7%
Dreyfus Government Cash Management (7-day effective yield 4.360%) (Institutional Shares)			1,240,290	1,240,290
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 4.432%) (Institutional Shares)			622,034	622,034

TOTAL UNAFFILIATED FUNDS (cost $1,862,324)				1,862,324

OPTIONS PURCHASED*~ — 0.0% (cost $78,838)				48,329

TOTAL SHORT-TERM INVESTMENTS (cost $15,852,456)				15,501,139

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.6% (cost $300,984,450)				289,102,121

OPTIONS WRITTEN*~ — (0.0)% (premiums received $69,179)				(50,197)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.6% (cost $300,915,271)				289,051,924
Liabilities in excess of other assets(z) — (6.6)%				(17,977,653)

NET ASSETS — 100.0%				$271,074,271

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,747; cash collateral of $97,750 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $25,560,945 is 9.4% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	01/14/25	$(155)	$(120,573)
Federal National Mortgage Assoc.	2.000%	TBA	01/16/25	(175)	(154,502)
Federal National Mortgage Assoc.	2.500%	TBA(tt)	01/14/25	(165)	(134,372)
Federal National Mortgage Assoc.	2.500%	TBA	01/16/25	(65)	(59,013)
Federal National Mortgage Assoc.	3.000%	TBA(tt)	01/14/25	(485)	(411,871)
Federal National Mortgage Assoc.	3.000%	TBA	01/16/25	(110)	(102,336)
Federal National Mortgage Assoc.	3.500%	TBA(tt)	01/14/25	(45)	(39,799)
Federal National Mortgage Assoc.	3.500%	TBA	01/16/25	(50)	(47,253)
Federal National Mortgage Assoc.	4.000%	TBA(tt)	01/14/25	(500)	(457,189)
Federal National Mortgage Assoc.	4.000%	TBA	01/16/25	(35)	(33,596)
Federal National Mortgage Assoc.	4.500%	TBA(tt)	01/14/25	(1,071)	(1,007,246)
Federal National Mortgage Assoc.	4.500%	TBA	01/16/25	(100)	(97,805)
Federal National Mortgage Assoc.	5.500%	TBA	01/16/25	(75)	(75,489)
Government National Mortgage Assoc.	3.000%	TBA(tt)	01/21/25	(60)	(52,022)
Government National Mortgage Assoc.	5.000%	TBA(tt)	01/21/25	(85)	(82,453)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,926,839)					$(2,875,519)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

5-Year Interest Rate Swap, 02/26/30	Call	MSI	02/24/25	3.50%	3.50%(A)	1 Day SOFR(A)/ 4.490%	2,690	$2,795
5-Year Interest Rate Swap, 05/13/31	Call	DB	05/11/26	1.95%	1.95%(A)	6 Month EURIBOR(S)/ 2.568%	EUR 1,612	13,116
5-Year Interest Rate Swap, 05/15/31	Call	DB	05/13/26	2.05%	2.05%(A)	6 Month EURIBOR(S)/ 2.568%	EUR 1,618	15,526
5-Year Interest Rate Swap, 11/13/31	Call	DB	11/11/26	2.00%	2.00%(A)	6 Month EURIBOR(S)/ 2.568%	EUR 1,624	16,892

Total Options Purchased (cost $78,838)								$48,329

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
20-Year Interest Rate Swap, 05/13/46	Call	DB	05/11/26	2.07%	6 Month EURIBOR(S)/ 2.568%	2.07%(A)	EUR 471	$(14,759)
20-Year Interest Rate Swap, 05/15/46	Call	DB	05/13/26	2.11%	6 Month EURIBOR(S)/ 2.568%	2.11%(A)	EUR 477	(16,080)
20-Year Interest Rate Swap, 11/13/46	Call	DB	11/11/26	2.08%	6 Month EURIBOR(S)/ 2.568%	2.08%(A)	EUR 477	(19,358)

Total Options Written (premiums received $69,179)								$(50,197)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
60	3 Month SONIA Index	Mar. 2026	$18,011,398	$(19,078)
29	2 Year U.S. Treasury Notes	Mar. 2025	5,962,672	2,682
30	3 Year Australian Treasury Bonds	Mar. 2025	1,971,107	(1,883)
41	5 Year Canadian Government Bonds	Mar. 2025	3,230,770	43,292
62	5 Year Euro-Bobl	Mar. 2025	7,569,287	(88,110)
203	5 Year U.S. Treasury Notes	Mar. 2025	21,579,852	(80,792)
5	10 Year Australian Treasury Bonds	Mar. 2025	349,321	(3,639)
12	10 Year Mini Japanese Government Bonds	Mar. 2025	1,084,038	(362)
3	10 Year U.K. Gilt	Mar. 2025	347,064	(7,554)
48	20 Year U.S. Treasury Bonds	Mar. 2025	5,464,500	(144,783)
18	30 Year Euro Buxl	Mar. 2025	2,473,858	(159,113)
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	475,625	(7,664)
144	Euro Schatz Index	Mar. 2025	15,958,139	(41,247)
11	Euro-BTP Italian Government Bond	Mar. 2025	1,367,094	(29,642)
12	Euro-OAT	Mar. 2025	1,533,887	(33,828)

				(571,721)

Short Positions:
15	2 Year U.S. Treasury Notes	Mar. 2025	3,084,141	(1,028)
2	3 Year Australian Treasury Bonds	Mar. 2025	131,407	471
85	10 Year Australian Treasury Bonds	Mar. 2025	5,938,456	76,757
29	10 Year Canadian Government Bonds	Mar. 2025	2,473,610	(8,823)
46	10 Year Euro-Bund	Mar. 2025	6,358,296	133,540
6	10 Year Japanese Bonds	Mar. 2025	5,411,039	17,833
14	10 Year U.K. Gilt	Mar. 2025	1,619,633	(2,007)
32	10 Year U.S. Treasury Notes	Mar. 2025	3,480,000	5,092
76	10 Year U.S. Ultra Treasury Notes	Mar. 2025	8,459,750	150,463
18	30 Year Euro Buxl	Mar. 2025	2,473,858	124,390
31	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	3,686,094	196,253
12	Euro Schatz Index	Mar. 2025	1,329,845	4,525
1	Euro-BTP Italian Government Bond	Mar. 2025	124,281	2,858
9	Euro-OAT	Mar. 2025	1,150,415	27,588

				727,912

				$156,191

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/08/25	BARC	AUD	3,246	$2,106,505	$2,009,235	$—	$(97,270)
Expiring 01/08/25	BARC	AUD	420	270,932	259,962	—	(10,970)
Expiring 01/08/25	BARC	AUD	245	156,594	151,645	—	(4,949)
Expiring 01/08/25	BARC	AUD	245	157,262	151,644	—	(5,618)
Expiring 01/08/25	BARC	AUD	240	156,154	148,549	—	(7,605)
Expiring 01/08/25	BARC	AUD	240	156,019	148,550	—	(7,469)
Expiring 01/08/25	BARC	AUD	150	93,648	92,844	—	(804)
Expiring 01/08/25	BARC	AUD	120	77,804	74,274	—	(3,530)
Expiring 01/08/25	BARC	AUD	120	77,514	74,275	—	(3,239)
Expiring 01/08/25	BARC	AUD	75	47,723	46,422	—	(1,301)
Expiring 01/08/25	BARC	AUD	75	47,643	46,422	—	(1,221)
Expiring 01/08/25	BARC	AUD	75	46,673	46,422	—	(251)
Expiring 01/08/25	BARC	AUD	75	48,182	46,422	—	(1,760)
Expiring 01/08/25	BARC	AUD	75	47,969	46,422	—	(1,547)
Expiring 01/08/25	BARC	AUD	6	3,752	3,714	—	(38)
Expiring 01/08/25	BNP	AUD	184	114,753	113,889	—	(864)
Expiring 01/08/25	BNP	AUD	120	77,540	74,275	—	(3,265)
Expiring 01/08/25	BNP	AUD	120	77,462	74,275	—	(3,187)
Expiring 01/08/25	BNP	AUD	40	25,004	24,758	—	(246)
Expiring 01/08/25	CIBC	AUD	410	267,505	253,773	—	(13,732)
Expiring 01/08/25	CITI	AUD	120	77,440	74,275	—	(3,165)
Expiring 01/08/25	CITI	AUD	120	77,064	74,275	—	(2,789)
Expiring 01/08/25	CITI	AUD	120	77,614	74,275	—	(3,339)
Expiring 01/08/25	CITI	AUD	120	76,566	74,274	—	(2,292)
Expiring 01/08/25	CITI	AUD	75	47,075	46,422	—	(653)
Expiring 01/08/25	CITI	AUD	75	47,893	46,422	—	(1,471)
Expiring 01/08/25	CITI	AUD	75	47,432	46,422	—	(1,010)
Expiring 01/08/25	DB	AUD	120	77,586	74,275	—	(3,311)
Expiring 01/08/25	GSI	AUD	245	157,752	151,645	—	(6,107)
Expiring 01/08/25	HSBC	AUD	62	38,770	38,375	—	(395)
Expiring 01/08/25	JPM	AUD	150	95,391	92,844	—	(2,547)
Expiring 01/08/25	JPM	AUD	75	47,899	46,422	—	(1,477)
Expiring 01/08/25	JPM	AUD	75	47,703	46,422	—	(1,281)
Expiring 01/08/25	JPM	AUD	75	47,848	46,422	—	(1,426)
Expiring 01/08/25	RBC	AUD	240	154,026	148,550	—	(5,476)
Expiring 01/08/25	RBC	AUD	202	126,112	125,029	—	(1,083)
Expiring 01/08/25	RBC	AUD	80	51,430	49,517	—	(1,913)
Expiring 01/08/25	RBC	AUD	75	47,698	46,422	—	(1,276)
Expiring 01/08/25	RBC	AUD	75	47,759	46,422	—	(1,337)
Expiring 01/08/25	SCB	AUD	3,642	2,325,389	2,254,243	—	(71,146)
Expiring 01/08/25	SSB	AUD	170	106,257	105,223	—	(1,034)
Expiring 01/08/25	SSB	AUD	120	77,010	74,275	—	(2,735)
Expiring 01/08/25	SSB	AUD	120	77,061	74,275	—	(2,786)
Expiring 01/08/25	TD	AUD	240	155,859	148,550	—	(7,309)
Expiring 01/08/25	TD	AUD	150	95,274	92,843	—	(2,431)
Expiring 01/08/25	TD	AUD	120	78,083	74,275	—	(3,808)
Expiring 01/08/25	UAG	AUD	120	76,869	74,275	—	(2,594)
Expiring 01/08/25	WBC	AUD	240	155,681	148,550	—	(7,131)
Expiring 01/31/25	JPM	AUD	460	291,912	284,581	—	(7,331)
Expiring 01/31/25	JPM	AUD	404	260,474	250,015	—	(10,459)
Expiring 02/04/25	RBC	AUD	53	32,782	32,806	24	—
Expiring 02/05/25	BNYM	AUD	1,838	1,172,361	1,137,922	—	(34,439)
Expiring 03/19/25	JPM	AUD	95	65,679	59,103	—	(6,576)
Brazilian Real,
Expiring 01/03/25	BARC	BRL	185	29,876	29,928	52	—
Expiring 01/03/25	BOA	BRL	1,960	336,698	317,115	—	(19,583)

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 01/03/25	BOA	BRL	1,367	$220,820	$221,205	$385	$—
Expiring 01/03/25	CITI	BRL	1,524	246,112	246,541	429	—
Expiring 01/03/25	CITI	BRL	1,273	205,606	205,964	358	—
Expiring 01/03/25	CITI	BRL	1,228	198,248	198,593	345	—
Expiring 01/03/25	DB	BRL	2,525	433,253	408,474	—	(24,779)
Expiring 01/03/25	GSI	BRL	276	44,570	44,648	78	—
Expiring 01/03/25	JPM	BRL	366	60,330	59,197	—	(1,133)
Expiring 01/03/25	JPM	BRL	126	20,421	20,368	—	(53)
Expiring 01/03/25	MSCS	BRL	765	126,038	123,711	—	(2,327)
Expiring 01/03/25	MSI	BRL	540	87,205	87,357	152	—
Expiring 01/03/25	MSI	BRL	65	10,716	10,515	—	(201)
Expiring 01/03/25	UAG	BRL	1,143	185,282	184,936	—	(346)
Expiring 02/04/25	MSI	BRL	605	97,458	97,289	—	(169)
British Pound,
Expiring 01/08/25	ANZ	GBP	326	415,604	408,091	—	(7,513)
Expiring 01/08/25	BARC	GBP	1,826	2,294,755	2,285,809	—	(8,946)
Expiring 01/08/25	BARC	GBP	123	156,247	153,972	—	(2,275)
Expiring 01/08/25	BARC	GBP	38	48,313	47,569	—	(744)
Expiring 01/08/25	BARC	GBP	38	47,996	47,569	—	(427)
Expiring 01/08/25	BARC	GBP	37	46,471	46,317	—	(154)
Expiring 01/08/25	BARC	GBP	37	47,211	46,317	—	(894)
Expiring 01/08/25	BNP	GBP	67	85,081	83,872	—	(1,209)
Expiring 01/08/25	BNP	GBP	37	46,977	46,317	—	(660)
Expiring 01/08/25	CITI	GBP	75	95,440	93,886	—	(1,554)
Expiring 01/08/25	CITI	GBP	37	46,317	46,317	—	—
Expiring 01/08/25	CITI	GBP	37	46,471	46,317	—	(154)
Expiring 01/08/25	DB	GBP	123	155,369	153,973	—	(1,396)
Expiring 01/08/25	GSI	GBP	6,543	8,333,524	8,190,609	—	(142,915)
Expiring 01/08/25	JPM	GBP	124	157,062	155,225	—	(1,837)
Expiring 01/08/25	JPM	GBP	38	48,048	47,569	—	(479)
Expiring 01/08/25	RBC	GBP	38	48,075	47,568	—	(507)
Expiring 01/08/25	RBC	GBP	38	47,930	47,569	—	(361)
Expiring 01/08/25	SSB	GBP	282	352,529	353,011	482	—
Expiring 01/08/25	TD	GBP	62	79,008	77,612	—	(1,396)
Expiring 01/08/25	UAG	GBP	37	46,408	46,317	—	(91)
Expiring 01/16/25	BNYM	GBP	2,804	3,577,743	3,509,923	—	(67,820)
Expiring 01/16/25	BNYM	GBP	179	232,090	224,141	—	(7,949)
Expiring 01/16/25	BNYM	GBP	145	183,848	181,845	—	(2,003)
Expiring 01/31/25	JPM	GBP	638	812,500	798,315	—	(14,185)
Expiring 01/31/25	JPM	GBP	174	221,831	217,912	—	(3,919)
Expiring 01/31/25	JPM	GBP	107	135,113	133,551	—	(1,562)
Expiring 01/31/25	JPM	GBP	94	119,981	117,845	—	(2,136)
Expiring 01/31/25	JPM	GBP	82	103,000	102,153	—	(847)
Expiring 01/31/25	JPM	GBP	81	103,000	101,575	—	(1,425)
Expiring 01/31/25	JPM	GBP	15	19,331	19,344	13	—
Expiring 01/31/25	JPM	GBP	15	18,963	18,954	—	(9)
Expiring 02/04/25	GSI	GBP	52	65,103	65,080	—	(23)
Expiring 03/19/25	JPM	GBP	46	58,956	58,034	—	(922)
Canadian Dollar,
Expiring 01/08/25	BARC	CAD	75	52,232	52,191	—	(41)
Expiring 01/08/25	BARC	CAD	65	45,196	45,232	36	—
Expiring 01/08/25	BOA	CAD	125	88,669	86,984	—	(1,685)
Expiring 01/08/25	CIBC	CAD	80	57,185	55,670	—	(1,515)
Expiring 01/08/25	HSBC	CAD	200	141,724	139,175	—	(2,549)
Expiring 01/08/25	JPM	CAD	220	156,930	153,092	—	(3,838)

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/08/25	JPM	CAD	135	$95,406	$93,943	$—	$(1,463)
Expiring 01/08/25	MSI	CAD	255	181,830	177,449	—	(4,381)
Expiring 01/08/25	NWM	CAD	677	477,719	471,109	—	(6,610)
Expiring 01/08/25	RBC	CAD	70	49,508	48,712	—	(796)
Expiring 01/08/25	TD	CAD	70	48,966	48,711	—	(255)
Expiring 01/08/25	TD	CAD	70	49,596	48,712	—	(884)
Expiring 01/08/25	WF	CAD	150	106,357	104,381	—	(1,976)
Expiring 01/08/25	WF	CAD	82	57,945	57,061	—	(884)
Expiring 01/31/25	JPM	CAD	181	126,000	126,047	47	—
Expiring 01/31/25	JPM	CAD	28	20,118	19,813	—	(305)
Expiring 01/31/25	JPM	CAD	6	3,900	3,832	—	(68)
Expiring 02/05/25	BNYM	CAD	590	427,985	411,326	—	(16,659)
Expiring 02/05/25	BNYM	CAD	528	381,713	367,494	—	(14,219)
Expiring 02/05/25	BNYM	CAD	235	166,540	164,010	—	(2,530)
Expiring 02/05/25	BNYM	CAD	189	136,486	131,661	—	(4,825)
Expiring 02/05/25	BNYM	CAD	57	40,749	39,743	—	(1,006)
Expiring 02/05/25	BOA	CAD	3,533	2,498,281	2,461,323	—	(36,958)
Expiring 03/19/25	JPM	CAD	155	112,935	108,203	—	(4,732)
Expiring 03/19/25	JPM	CAD	155	113,289	108,371	—	(4,918)
Expiring 03/19/25	JPM	CAD	148	108,014	103,424	—	(4,590)
Expiring 03/19/25	JPM	CAD	106	76,604	73,975	—	(2,629)
Chilean Peso,
Expiring 01/08/25	BARC	CLP	56,300	56,822	56,607	—	(215)
Expiring 01/08/25	BARC	CLP	14,000	14,336	14,077	—	(259)
Expiring 01/08/25	CITI	CLP	18,700	18,991	18,802	—	(189)
Expiring 01/08/25	GSI	CLP	25,600	26,292	25,740	—	(552)
Expiring 01/08/25	GSI	CLP	23,300	23,639	23,427	—	(212)
Expiring 01/08/25	JPM	CLP	55,000	56,678	55,300	—	(1,378)
Expiring 01/08/25	MSI	CLP	20,160	20,738	20,270	—	(468)
Expiring 01/16/25	CITI	CLP	335,666	341,759	337,466	—	(4,293)
Expiring 03/19/25	JPM	CLP	57,766	63,786	58,028	—	(5,758)
Expiring 03/19/25	JPM	CLP	20,229	22,447	20,320	—	(2,127)
Chinese Renminbi,
Expiring 01/08/25	BARC	CNH	358	49,401	48,787	—	(614)
Expiring 01/08/25	JPM	CNH	754	103,265	102,753	—	(512)
Expiring 01/08/25	WBC	CNH	9,601	1,324,546	1,308,393	—	(16,153)
Expiring 01/23/25	BNYM	CNH	17,059	2,353,624	2,325,373	—	(28,251)
Expiring 01/23/25	BNYM	CNH	2,504	346,724	341,348	—	(5,376)
Expiring 01/23/25	BNYM	CNH	2,135	294,607	291,029	—	(3,578)
Expiring 01/24/25	JPM	CNH	748	103,304	101,992	—	(1,312)
Expiring 01/24/25	JPM	CNH	401	55,280	54,613	—	(667)
Expiring 01/27/25	JPM	CNH	1,083	149,226	147,632	—	(1,594)
Expiring 01/27/25	JPM	CNH	828	113,717	112,861	—	(856)
Expiring 01/27/25	JPM	CNH	465	63,712	63,366	—	(346)
Expiring 01/27/25	JPM	CNH	458	62,924	62,450	—	(474)
Expiring 01/27/25	JPM	CNH	453	62,648	61,816	—	(832)
Expiring 01/27/25	JPM	CNH	239	32,627	32,529	—	(98)
Expiring 03/19/25	JPM	CNH	511	72,359	69,774	—	(2,585)
Expiring 03/19/25	JPM	CNH	326	45,206	44,531	—	(675)
Expiring 05/22/25	JPM	CNH	1,760	252,385	241,149	—	(11,236)
Expiring 06/20/25	GSI	CNH	1,784	256,519	244,849	—	(11,670)
Colombian Peso,
Expiring 01/08/25	BARC	COP	235,100	53,752	53,304	—	(448)
Expiring 01/08/25	CITI	COP	720,830	162,408	163,435	1,027	—
Expiring 01/08/25	MSI	COP	826,833	187,703	187,469	—	(234)

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 01/08/25	MSI	COP	826,832	$187,066	$187,469	$403	$—
Expiring 01/16/25	BNP	COP	3,876,532	889,929	877,960	—	(11,969)
Expiring 01/16/25	BNP	COP	48,121	10,956	10,898	—	(58)
Expiring 01/16/25	BOA	COP	1,536,254	347,726	347,932	206	—
Expiring 01/16/25	CITI	COP	1,502,522	332,748	340,293	7,545	—
Expiring 02/04/25	MSI	COP	231,765	52,229	52,354	125	—
Expiring 02/04/25	MSI	COP	231,765	52,412	52,354	—	(58)
Expiring 03/19/25	JPM	COP	91,148	21,229	20,469	—	(760)
Czech Koruna,
Expiring 01/08/25	BARC	CZK	2,100	88,630	86,333	—	(2,297)
Expiring 01/08/25	BARC	CZK	1,270	53,091	52,210	—	(881)
Expiring 01/08/25	CITI	CZK	750	31,187	30,833	—	(354)
Expiring 01/08/25	HSBC	CZK	900	37,251	36,999	—	(252)
Expiring 01/08/25	JPM	CZK	940	39,099	38,644	—	(455)
Expiring 01/08/25	JPM	CZK	900	37,390	37,000	—	(390)
Expiring 01/08/25	MSI	CZK	900	37,671	37,000	—	(671)
Expiring 01/08/25	RBC	CZK	560	23,479	23,022	—	(457)
Expiring 01/08/25	UAG	CZK	1,000	42,077	41,111	—	(966)
Expiring 01/08/25	UAG	CZK	560	23,391	23,023	—	(368)
Expiring 01/08/25	UAG	CZK	500	21,126	20,555	—	(571)
Expiring 01/08/25	UAG	CZK	300	12,583	12,333	—	(250)
Expiring 01/24/25	BNYM	CZK	4,934	206,337	202,887	—	(3,450)
Expiring 01/24/25	BNYM	CZK	3,292	138,017	135,370	—	(2,647)
Expiring 01/31/25	JPM	CZK	4,721	198,186	194,148	—	(4,038)
Expiring 01/31/25	JPM	CZK	1,918	80,441	78,890	—	(1,551)
Expiring 03/19/25	JPM	CZK	7,855	345,000	323,302	—	(21,698)
Expiring 03/19/25	JPM	CZK	1,829	81,428	75,285	—	(6,143)
Danish Krone,
Expiring 01/08/25	BOA	DKK	970	137,412	134,791	—	(2,621)
Euro,
Expiring 01/08/25	BARC	EUR	6,900	7,304,544	7,149,669	—	(154,875)
Expiring 01/08/25	BARC	EUR	149	157,976	154,391	—	(3,585)
Expiring 01/08/25	BARC	EUR	149	156,807	154,392	—	(2,415)
Expiring 01/08/25	BARC	EUR	149	156,534	154,392	—	(2,142)
Expiring 01/08/25	BARC	EUR	148	156,614	153,355	—	(3,259)
Expiring 01/08/25	BARC	EUR	148	155,191	153,355	—	(1,836)
Expiring 01/08/25	BARC	EUR	148	156,191	153,354	—	(2,837)
Expiring 01/08/25	BARC	EUR	92	96,798	95,329	—	(1,469)
Expiring 01/08/25	BARC	EUR	91	95,625	94,292	—	(1,333)
Expiring 01/08/25	BARC	EUR	90	93,856	93,257	—	(599)
Expiring 01/08/25	BARC	EUR	90	93,767	93,257	—	(510)
Expiring 01/08/25	BARC	EUR	74	78,012	76,678	—	(1,334)
Expiring 01/08/25	BARC	EUR	74	78,277	76,678	—	(1,599)
Expiring 01/08/25	BARC	EUR	74	78,427	76,678	—	(1,749)
Expiring 01/08/25	BARC	EUR	46	48,328	47,665	—	(663)
Expiring 01/08/25	BARC	EUR	46	48,560	47,664	—	(896)
Expiring 01/08/25	BARC	EUR	46	48,283	47,665	—	(618)
Expiring 01/08/25	BARC	EUR	45	46,756	46,628	—	(128)
Expiring 01/08/25	BNP	EUR	4,696	4,957,751	4,865,919	—	(91,832)
Expiring 01/08/25	BNP	EUR	476	500,284	493,224	—	(7,060)
Expiring 01/08/25	BNP	EUR	181	191,035	187,549	—	(3,486)
Expiring 01/08/25	BNP	EUR	176	184,875	182,368	—	(2,507)
Expiring 01/08/25	BNP	EUR	91	95,562	94,293	—	(1,269)
Expiring 01/08/25	BOA	EUR	719	756,615	745,016	—	(11,599)
Expiring 01/08/25	BOA	EUR	91	95,475	94,293	—	(1,182)

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/08/25	CA	EUR	571	$604,878	$591,661	$—	$(13,217)
Expiring 01/08/25	CA	EUR	92	97,174	95,329	—	(1,845)
Expiring 01/08/25	CA	EUR	45	47,330	46,628	—	(702)
Expiring 01/08/25	CA	EUR	45	46,697	46,628	—	(69)
Expiring 01/08/25	CBA	EUR	45	47,182	46,628	—	(554)
Expiring 01/08/25	CITI	EUR	373	393,215	386,497	—	(6,718)
Expiring 01/08/25	CITI	EUR	225	234,141	233,142	—	(999)
Expiring 01/08/25	CITI	EUR	148	156,552	153,355	—	(3,197)
Expiring 01/08/25	CITI	EUR	92	97,232	95,329	—	(1,903)
Expiring 01/08/25	CITI	EUR	90	94,512	93,257	—	(1,255)
Expiring 01/08/25	CITI	EUR	74	77,606	76,678	—	(928)
Expiring 01/08/25	CITI	EUR	74	78,182	76,678	—	(1,504)
Expiring 01/08/25	CITI	EUR	46	48,386	47,665	—	(721)
Expiring 01/08/25	DB	EUR	18	18,943	18,652	—	(291)
Expiring 01/08/25	GSI	EUR	226	236,007	234,177	—	(1,830)
Expiring 01/08/25	GSI	EUR	224	232,913	232,105	—	(808)
Expiring 01/08/25	GSI	EUR	90	93,567	93,257	—	(310)
Expiring 01/08/25	GSI	EUR	90	93,638	93,255	—	(383)
Expiring 01/08/25	HSBC	EUR	121	126,999	125,378	—	(1,621)
Expiring 01/08/25	JPM	EUR	149	157,600	154,391	—	(3,209)
Expiring 01/08/25	JPM	EUR	91	95,613	94,293	—	(1,320)
Expiring 01/08/25	RBC	EUR	148	155,844	153,356	—	(2,488)
Expiring 01/08/25	RBC	EUR	90	93,656	93,256	—	(400)
Expiring 01/08/25	RBC	EUR	74	77,636	76,678	—	(958)
Expiring 01/08/25	RBC	EUR	46	48,509	47,664	—	(845)
Expiring 01/08/25	SG	EUR	74	77,623	76,677	—	(946)
Expiring 01/08/25	SG	EUR	45	46,694	46,628	—	(66)
Expiring 01/08/25	SSB	EUR	93	97,374	96,365	—	(1,009)
Expiring 01/08/25	TD	EUR	184	194,392	190,658	—	(3,734)
Expiring 01/08/25	TD	EUR	74	77,640	76,678	—	(962)
Expiring 01/08/25	UAG	EUR	46	48,390	47,664	—	(726)
Expiring 01/08/25	UAG	EUR	36	37,847	37,303	—	(544)
Expiring 01/08/25	WBC	EUR	149	157,296	154,391	—	(2,905)
Expiring 01/08/25	WBC	EUR	91	94,627	94,292	—	(335)
Expiring 01/08/25	WBC	EUR	91	95,494	94,292	—	(1,202)
Expiring 01/08/25	WBC	EUR	90	94,445	93,257	—	(1,188)
Expiring 01/08/25	WBC	EUR	75	79,299	77,714	—	(1,585)
Expiring 01/08/25	WBC	EUR	74	78,423	76,678	—	(1,745)
Expiring 01/08/25	WBC	EUR	74	77,656	76,678	—	(978)
Expiring 01/08/25	WBC	EUR	46	48,547	47,664	—	(883)
Expiring 01/08/25	WBC	EUR	46	48,173	47,665	—	(508)
Expiring 01/16/25	JPM	EUR	705	769,268	731,256	—	(38,012)
Expiring 01/16/25	JPM	EUR	441	482,341	457,095	—	(25,246)
Expiring 01/16/25	JPM	EUR	319	343,165	330,772	—	(12,393)
Expiring 01/16/25	JPM	EUR	141	148,775	145,889	—	(2,886)
Expiring 01/16/25	JPM	EUR	57	60,644	58,984	—	(1,660)
Expiring 01/31/25	JPM	EUR	14,858	15,630,158	15,409,093	—	(221,065)
Expiring 01/31/25	JPM	EUR	181	192,252	188,024	—	(4,228)
Expiring 01/31/25	JPM	EUR	136	142,934	141,053	—	(1,881)
Expiring 01/31/25	JPM	EUR	107	112,551	110,808	—	(1,743)
Expiring 01/31/25	JPM	EUR	98	103,001	101,485	—	(1,516)
Expiring 01/31/25	JPM	EUR	44	45,975	45,322	—	(653)
Expiring 01/31/25	JPM	EUR	29	30,584	30,175	—	(409)
Expiring 02/04/25	CA	EUR	90	93,622	93,359	—	(263)
Expiring 02/04/25	GSI	EUR	159	164,861	164,933	72	—

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/27/25	JPM	EUR	4,804	$5,047,704	$4,988,515	$ —	$(59,189)
Expiring 03/19/25	JPM	EUR	457	513,868	475,347	—	(38,521)
Expiring 03/19/25	JPM	EUR	369	390,390	383,530	—	(6,860)
Hong Kong Dollar,
Expiring 04/16/25	SCB	HKD	5,765	743,391	743,316	—	(75)
Expiring 04/17/25	SCB	HKD	5,755	742,111	742,036	—	(75)
Expiring 05/12/25	SCB	HKD	18,965	2,446,181	2,446,029	—	(152)
Expiring 06/18/25	GSI	HKD	7,645	986,708	986,455	—	(253)
Hungarian Forint,
Expiring 01/08/25	BARC	HUF	20,800	53,403	52,347	—	(1,056)
Expiring 01/08/25	BNP	HUF	33,000	84,141	83,050	—	(1,091)
Expiring 01/08/25	CIBC	HUF	12,000	30,714	30,200	—	(514)
Expiring 01/08/25	CITI	HUF	10,000	25,632	25,167	—	(465)
Expiring 01/08/25	CITI	HUF	8,500	21,814	21,392	—	(422)
Expiring 01/08/25	GSI	HUF	16,000	40,987	40,267	—	(720)
Expiring 01/08/25	HSBC	HUF	9,200	23,540	23,154	—	(386)
Expiring 01/08/25	JPM	HUF	9,200	23,531	23,154	—	(377)
Expiring 01/08/25	MSI	HUF	95,100	244,100	239,338	—	(4,762)
Expiring 01/08/25	MSI	HUF	5,600	14,387	14,094	—	(293)
Expiring 01/08/25	UAG	HUF	9,200	23,579	23,154	—	(425)
Expiring 01/24/25	BNYM	HUF	80,809	205,439	203,201	—	(2,238)
Expiring 01/24/25	BNYM	HUF	50,091	128,403	125,958	—	(2,445)
Expiring 01/31/25	JPM	HUF	40,191	102,851	101,025	—	(1,826)
Expiring 01/31/25	JPM	HUF	38,880	99,786	97,731	—	(2,055)
Expiring 01/31/25	JPM	HUF	8,143	20,471	20,470	—	(1)
Expiring 03/19/25	JPM	HUF	46,290	129,624	116,071	—	(13,553)
Indian Rupee,
Expiring 01/08/25	DB	INR	35,018	414,537	408,619	—	(5,918)
Expiring 01/08/25	GSI	INR	13,960	164,543	162,896	—	(1,647)
Expiring 01/13/25	JPM	INR	28,816	339,000	336,080	—	(2,920)
Expiring 01/13/25	JPM	INR	14,375	169,000	167,651	—	(1,349)
Expiring 01/30/25	JPM	INR	3,068	36,056	35,723	—	(333)
Expiring 01/31/25	JPM	INR	9,607	112,865	111,842	—	(1,023)
Expiring 01/31/25	JPM	INR	9,402	110,421	109,463	—	(958)
Expiring 01/31/25	JPM	INR	8,787	103,213	102,304	—	(909)
Expiring 01/31/25	JPM	INR	4,826	56,682	56,189	—	(493)
Expiring 03/06/25	BOA	INR	38,701	453,551	449,138	—	(4,413)
Expiring 03/19/25	JPM	INR	5,855	68,539	67,868	—	(671)
Indonesian Rupiah,
Expiring 01/08/25	BARC	IDR	371,000	23,316	22,950	—	(366)
Expiring 01/08/25	BOA	IDR	4,110,000	257,312	254,249	—	(3,063)
Expiring 01/08/25	MSI	IDR	762,000	48,052	47,138	—	(914)
Expiring 01/24/25	CITI	IDR	5,573,437	357,776	343,673	—	(14,103)
Expiring 01/24/25	CITI	IDR	5,266,421	333,128	324,742	—	(8,386)
Expiring 01/24/25	CITI	IDR	3,434,486	216,496	211,780	—	(4,716)
Expiring 01/24/25	GSI	IDR	3,189,188	200,590	196,654	—	(3,936)
Expiring 01/24/25	HSBCNA	IDR	162,627	10,200	10,028	—	(172)
Expiring 01/24/25	SCB	IDR	5,570,250	349,385	343,477	—	(5,908)
Expiring 01/31/25	JPM	IDR	4,161,120	260,226	256,226	—	(4,000)
Expiring 01/31/25	JPM	IDR	2,166,800	132,130	133,424	1,294	—
Expiring 02/04/25	BOA	IDR	238,000	14,686	14,651	—	(35)
Israeli Shekel,
Expiring 01/08/25	CITI	ILS	587	160,830	161,486	656	—
Expiring 01/31/25	JPM	ILS	410	114,795	112,847	—	(1,948)
Expiring 01/31/25	JPM	ILS	116	31,736	31,846	110	—

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 01/06/25	BNP	JPY	350,178	$2,325,017	$2,227,137	$ —	$ (97,880)
Expiring 01/06/25	BNYM	JPY	502,320	3,316,895	3,194,764	—	(122,131)
Expiring 01/06/25	BNYM	JPY	33,527	219,671	213,232	—	(6,439)
Expiring 01/07/25	BARC	JPY	23,600	156,907	150,114	—	(6,793)
Expiring 01/07/25	BARC	JPY	11,800	78,713	75,057	—	(3,656)
Expiring 01/07/25	BNP	JPY	352,259	2,304,540	2,240,638	—	(63,902)
Expiring 01/07/25	CIBC	JPY	15,300	101,642	97,320	—	(4,322)
Expiring 01/07/25	CITI	JPY	11,800	78,291	75,057	—	(3,234)
Expiring 01/07/25	DB	JPY	11,800	78,689	75,057	—	(3,632)
Expiring 01/07/25	HSBC	JPY	44,900	298,820	285,598	—	(13,222)
Expiring 01/07/25	MSI	JPY	14,900	95,029	94,776	—	(253)
Expiring 01/07/25	RBC	JPY	965,965	6,161,198	6,144,280	—	(16,918)
Expiring 01/07/25	RBC	JPY	14,500	92,239	92,231	—	(8)
Expiring 01/08/25	BARC	JPY	44,900	300,046	285,633	—	(14,413)
Expiring 01/08/25	BARC	JPY	44,100	290,549	280,543	—	(10,006)
Expiring 01/08/25	BARC	JPY	14,800	94,721	94,151	—	(570)
Expiring 01/08/25	BARC	JPY	14,700	93,762	93,515	—	(247)
Expiring 01/08/25	BARC	JPY	14,600	97,071	92,878	—	(4,193)
Expiring 01/08/25	BARC	JPY	14,600	97,207	92,879	—	(4,328)
Expiring 01/08/25	BARC	JPY	14,600	94,915	92,878	—	(2,037)
Expiring 01/08/25	BARC	JPY	11,700	77,985	74,430	—	(3,555)
Expiring 01/08/25	BARC	JPY	7,300	47,631	46,440	—	(1,191)
Expiring 01/08/25	BARC	JPY	7,300	47,452	46,440	—	(1,012)
Expiring 01/08/25	BARC	JPY	7,300	46,410	46,439	29	—
Expiring 01/08/25	BARC	JPY	7,300	47,531	46,439	—	(1,092)
Expiring 01/08/25	BARC	JPY	7,300	47,587	46,439	—	(1,148)
Expiring 01/08/25	BNP	JPY	44,100	294,722	280,543	—	(14,179)
Expiring 01/08/25	BNP	JPY	35,274	237,647	224,396	—	(13,251)
Expiring 01/08/25	CA	JPY	11,800	79,180	75,066	—	(4,114)
Expiring 01/08/25	CBA	JPY	515,900	3,420,001	3,281,909	—	(138,092)
Expiring 01/08/25	CITI	JPY	14,700	93,201	93,515	314	—
Expiring 01/08/25	CITI	JPY	12,400	82,816	78,882	—	(3,934)
Expiring 01/08/25	CITI	JPY	7,300	46,553	46,439	—	(114)
Expiring 01/08/25	GSI	JPY	23,600	157,499	150,132	—	(7,367)
Expiring 01/08/25	GSI	JPY	14,500	95,480	92,242	—	(3,238)
Expiring 01/08/25	JPM	JPY	50,800	325,528	323,165	—	(2,363)
Expiring 01/08/25	JPM	JPY	7,300	46,551	46,439	—	(112)
Expiring 01/08/25	MSI	JPY	70,526	471,560	448,652	—	(22,908)
Expiring 01/08/25	MSI	JPY	11,800	79,333	75,066	—	(4,267)
Expiring 01/08/25	RBC	JPY	35,274	234,400	224,396	—	(10,004)
Expiring 01/08/25	RBC	JPY	23,600	157,393	150,132	—	(7,261)
Expiring 01/08/25	RBC	JPY	23,600	157,529	150,132	—	(7,397)
Expiring 01/08/25	RBC	JPY	23,600	157,902	150,132	—	(7,770)
Expiring 01/08/25	RBC	JPY	23,500	158,049	149,495	—	(8,554)
Expiring 01/08/25	RBC	JPY	23,400	156,086	148,860	—	(7,226)
Expiring 01/08/25	RBC	JPY	14,600	96,173	92,879	—	(3,294)
Expiring 01/08/25	RBC	JPY	14,600	94,907	92,878	—	(2,029)
Expiring 01/08/25	RBC	JPY	7,300	47,667	46,439	—	(1,228)
Expiring 01/08/25	SG	JPY	14,800	94,657	94,150	—	(507)
Expiring 01/31/25	JPM	JPY	462,071	3,065,897	2,947,495	—	(118,402)
Expiring 01/31/25	JPM	JPY	32,139	212,219	205,011	—	(7,208)
Expiring 01/31/25	JPM	JPY	25,404	169,000	162,048	—	(6,952)
Expiring 01/31/25	JPM	JPY	16,076	107,605	102,548	—	(5,057)
Expiring 01/31/25	JPM	JPY	4,361	28,804	27,821	—	(983)
Expiring 01/31/25	JPM	JPY	4,010	25,636	25,582	—	(54)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/04/25	RBC	JPY	270,359	$1,730,187	$1,725,394	$—	$ (4,793)
Malaysian Ringgit,
Expiring 01/08/25	BNP	MYR	370	83,187	82,676	—	(511)
Expiring 01/08/25	BNP	MYR	100	22,448	22,345	—	(103)
Expiring 01/21/25	MSCS	MYR	1,176	266,670	262,605	—	(4,065)
Mexican Peso,
Expiring 01/08/25	BARC	MXN	5,070	250,519	242,790	—	(7,729)
Expiring 01/08/25	BARC	MXN	539	26,718	25,812	—	(906)
Expiring 01/08/25	CITI	MXN	15,750	774,382	754,230	—	(20,152)
Expiring 01/08/25	CITI	MXN	2,380	115,146	113,973	—	(1,173)
Expiring 01/08/25	CITI	MXN	640	31,188	30,648	—	(540)
Expiring 01/08/25	CITI	MXN	320	15,626	15,324	—	(302)
Expiring 01/08/25	DB	MXN	4,847	232,783	232,112	—	(671)
Expiring 01/08/25	GSI	MXN	2,380	113,890	113,973	83	—
Expiring 01/08/25	GSI	MXN	770	38,217	36,874	—	(1,343)
Expiring 01/08/25	JPM	MXN	4,980	247,084	238,480	—	(8,604)
Expiring 01/08/25	JPM	MXN	480	23,529	22,986	—	(543)
Expiring 01/08/25	JPM	MXN	480	23,482	22,986	—	(496)
Expiring 01/08/25	JPM	MXN	320	15,739	15,324	—	(415)
Expiring 01/08/25	MSI	MXN	480	23,679	22,987	—	(692)
Expiring 01/08/25	SSB	MXN	809	40,069	38,741	—	(1,328)
Expiring 01/08/25	SSB	MXN	809	40,038	38,741	—	(1,297)
Expiring 01/08/25	SSB	MXN	293	14,495	14,031	—	(464)
Expiring 01/31/25	JPM	MXN	2,814	137,849	134,191	—	(3,658)
Expiring 01/31/25	JPM	MXN	825	40,554	39,352	—	(1,202)
Expiring 02/20/25	BNYM	MXN	6,896	338,140	327,887	—	(10,253)
Expiring 02/20/25	BNYM	MXN	1,694	83,028	80,562	—	(2,466)
New Taiwanese Dollar,
Expiring 01/08/25	DB	TWD	3,860	119,290	117,361	—	(1,929)
Expiring 02/27/25	JPM	TWD	4,562	141,409	138,883	—	(2,526)
Expiring 03/19/25	JPM	TWD	4,456	143,730	135,833	—	(7,897)
New Zealand Dollar,
Expiring 01/08/25	ANZ	NZD	2,736	1,594,467	1,530,851	—	(63,616)
Expiring 01/08/25	BARC	NZD	1,587	928,402	887,906	—	(40,496)
Expiring 01/08/25	BARC	NZD	265	156,277	148,273	—	(8,004)
Expiring 01/08/25	BARC	NZD	265	155,182	148,273	—	(6,909)
Expiring 01/08/25	BARC	NZD	165	95,670	92,321	—	(3,349)
Expiring 01/08/25	BARC	NZD	165	95,545	92,321	—	(3,224)
Expiring 01/08/25	BARC	NZD	80	45,988	44,762	—	(1,226)
Expiring 01/08/25	BNP	NZD	85	49,329	47,560	—	(1,769)
Expiring 01/08/25	BOA	NZD	400	234,484	223,809	—	(10,675)
Expiring 01/08/25	CA	NZD	190	112,287	106,309	—	(5,978)
Expiring 01/08/25	CITI	NZD	2,730	1,607,808	1,527,494	—	(80,314)
Expiring 01/08/25	CITI	NZD	397	232,708	222,130	—	(10,578)
Expiring 01/08/25	CITI	NZD	85	49,700	47,559	—	(2,141)
Expiring 01/08/25	JPM	NZD	490	282,389	274,166	—	(8,223)
Expiring 01/08/25	JPM	NZD	270	157,488	151,071	—	(6,417)
Expiring 01/08/25	JPM	NZD	130	76,474	72,738	—	(3,736)
Expiring 01/08/25	JPM	NZD	85	49,340	47,560	—	(1,780)
Expiring 01/08/25	RBC	NZD	500	291,734	279,761	—	(11,973)
Expiring 01/08/25	RBC	NZD	85	47,991	47,560	—	(431)
Expiring 01/08/25	SSB	NZD	400	231,804	223,809	—	(7,995)
Expiring 01/08/25	SSB	NZD	270	158,612	151,071	—	(7,541)
Expiring 01/08/25	TD	NZD	165	95,073	92,321	—	(2,752)
Expiring 01/08/25	TD	NZD	85	47,922	47,560	—	(362)

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 01/08/25	TD	NZD	80	$ 45,896	$ 44,762	$ —	$ (1,134)
Expiring 01/08/25	UAG	NZD	200	117,125	111,904	—	(5,221)
Expiring 01/08/25	UAG	NZD	110	62,134	61,547	—	(587)
Expiring 01/08/25	UAG	NZD	35	19,735	19,584	—	(151)
Expiring 01/08/25	WBC	NZD	400	234,814	223,809	—	(11,005)
Expiring 01/08/25	WBC	NZD	265	156,010	148,274	—	(7,736)
Expiring 01/31/25	JPM	NZD	218	126,885	121,785	—	(5,100)
Expiring 01/31/25	JPM	NZD	77	43,499	43,119	—	(380)
Expiring 02/05/25	BNYM	NZD	223	129,436	124,845	—	(4,591)
Expiring 03/19/25	JPM	NZD	54	33,090	30,272	—	(2,818)
Norwegian Krone,
Expiring 01/08/25	BARC	NOK	1,750	157,800	153,730	—	(4,070)
Expiring 01/08/25	BARC	NOK	530	47,304	46,558	—	(746)
Expiring 01/08/25	BARC	NOK	330	29,034	28,989	—	(45)
Expiring 01/08/25	BNP	NOK	1,060	95,019	93,116	—	(1,903)
Expiring 01/08/25	BNP	NOK	860	77,593	75,547	—	(2,046)
Expiring 01/08/25	CITI	NOK	1,740	157,542	152,852	—	(4,690)
Expiring 01/08/25	CITI	NOK	530	46,708	46,558	—	(150)
Expiring 01/08/25	MSI	NOK	1,750	158,547	153,730	—	(4,817)
Expiring 01/08/25	TD	NOK	530	47,455	46,558	—	(897)
Expiring 01/08/25	UAG	NOK	1,916	172,372	168,312	—	(4,060)
Expiring 01/31/25	JPM	NOK	5,277	472,829	463,575	—	(9,254)
Expiring 01/31/25	JPM	NOK	1,593	143,372	139,942	—	(3,430)
Expiring 03/19/25	JPM	NOK	716	64,530	62,903	—	(1,627)
Expiring 03/19/25	JPM	NOK	176	16,753	15,484	—	(1,269)
Peruvian Nuevo Sol,
Expiring 01/08/25	MSI	PEN	310	82,123	82,485	362	—
Expiring 01/08/25	SCB	PEN	505	134,973	134,371	—	(602)
Expiring 01/16/25	CITI	PEN	1,305	346,667	347,080	413	—
Philippine Peso,
Expiring 01/08/25	BARC	PHP	40	677	688	11	—
Expiring 01/08/25	BOA	PHP	4,800	83,131	82,547	—	(584)
Polish Zloty,
Expiring 01/08/25	BARC	PLN	1,590	394,382	384,882	—	(9,500)
Expiring 01/08/25	BNP	PLN	305	75,109	73,829	—	(1,280)
Expiring 01/08/25	BNP	PLN	160	39,098	38,730	—	(368)
Expiring 01/08/25	CITI	PLN	130	32,155	31,468	—	(687)
Expiring 01/08/25	HSBC	PLN	300	74,261	72,619	—	(1,642)
Expiring 01/08/25	JPM	PLN	240	59,134	58,095	—	(1,039)
Expiring 01/08/25	JPM	PLN	160	38,937	38,730	—	(207)
Expiring 01/08/25	JPM	PLN	95	23,036	22,996	—	(40)
Expiring 01/08/25	JPM	PLN	95	23,215	22,996	—	(219)
Expiring 01/08/25	MSI	PLN	80	19,715	19,365	—	(350)
Expiring 01/08/25	RBC	PLN	95	23,445	22,996	—	(449)
Expiring 01/24/25	BNYM	PLN	1,681	412,871	406,555	—	(6,316)
Expiring 01/24/25	BNYM	PLN	1,144	281,480	276,653	—	(4,827)
Expiring 01/31/25	JPM	PLN	1,017	249,279	245,959	—	(3,320)
Expiring 01/31/25	JPM	PLN	472	116,098	114,145	—	(1,953)
Expiring 01/31/25	JPM	PLN	439	108,122	106,138	—	(1,984)
Expiring 01/31/25	JPM	PLN	339	83,000	81,972	—	(1,028)
Expiring 01/31/25	JPM	PLN	187	45,631	45,201	—	(430)
Expiring 01/31/25	JPM	PLN	168	41,270	40,718	—	(552)
Expiring 01/31/25	JPM	PLN	81	19,723	19,595	—	(128)
Romanian Leu,
Expiring 01/08/25	BARC	RON	420	88,696	87,410	—	(1,286)

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu (cont’d.),
Expiring 01/08/25	BARC	RON	182	$ 38,115	$ 37,878	$—	$ (237)
Expiring 01/08/25	BNP	RON	753	157,736	156,714	—	(1,022)
Expiring 01/08/25	CITI	RON	400	84,294	83,247	—	(1,047)
Expiring 01/08/25	DB	RON	665	140,144	138,399	—	(1,745)
Expiring 01/08/25	MSI	RON	469	98,220	97,608	—	(612)
Expiring 01/08/25	SG	RON	135	28,281	28,097	—	(184)
Expiring 01/08/25	SSB	RON	236	49,422	49,117	—	(305)
Expiring 01/08/25	UAG	RON	305	64,270	63,476	—	(794)
Expiring 02/04/25	CITI	RON	400	83,647	83,091	—	(556)
Expiring 02/04/25	DB	RON	665	139,022	138,139	—	(883)
Expiring 02/04/25	UAG	RON	305	63,765	63,358	—	(407)
Singapore Dollar,
Expiring 01/08/25	JPM	SGD	90	66,798	65,925	—	(873)
Expiring 01/08/25	SCB	SGD	285	213,156	208,765	—	(4,391)
Expiring 01/08/25	UAG	SGD	79	58,647	57,868	—	(779)
Expiring 01/31/25	JPM	SGD	296	219,722	216,793	—	(2,929)
Expiring 01/31/25	JPM	SGD	184	137,662	134,876	—	(2,786)
Expiring 03/19/25	JPM	SGD	183	143,989	134,697	—	(9,292)
South African Rand,
Expiring 01/08/25	BARC	ZAR	2,063	113,061	109,240	—	(3,821)
Expiring 01/08/25	BARC	ZAR	900	50,415	47,657	—	(2,758)
Expiring 01/08/25	HSBC	ZAR	1,650	92,570	87,370	—	(5,200)
Expiring 01/08/25	RBC	ZAR	3,940	221,157	208,629	—	(12,528)
Expiring 01/08/25	SSB	ZAR	2,480	135,154	131,320	—	(3,834)
South Korean Won,
Expiring 01/08/25	BARC	KRW	217,780	156,328	147,472	—	(8,856)
Expiring 01/08/25	BARC	KRW	136,150	94,746	92,195	—	(2,551)
Expiring 01/08/25	CITI	KRW	217,780	156,272	147,472	—	(8,800)
Expiring 01/08/25	CITI	KRW	109,930	76,941	74,440	—	(2,501)
Expiring 01/08/25	GSI	KRW	588,000	411,577	398,170	—	(13,407)
Expiring 01/08/25	SCB	KRW	217,330	152,228	147,167	—	(5,061)
Expiring 01/17/25	BOA	KRW	785,197	549,746	531,845	—	(17,901)
Expiring 01/17/25	BOA	KRW	192,601	134,696	130,457	—	(4,239)
Expiring 01/17/25	CITI	KRW	475,342	346,788	321,969	—	(24,819)
Expiring 01/17/25	JPM	KRW	504,404	366,706	341,653	—	(25,053)
Expiring 01/17/25	JPM	KRW	318,830	221,918	215,956	—	(5,962)
Expiring 01/17/25	SCB	KRW	717,486	507,505	485,982	—	(21,523)
Expiring 01/17/25	UAG	KRW	411,137	292,729	278,480	—	(14,249)
Expiring 01/31/25	JPM	KRW	57,954	40,577	39,271	—	(1,306)
Expiring 03/19/25	JPM	KRW	99,584	74,553	67,605	—	(6,948)
Expiring 03/19/25	JPM	KRW	71,835	54,892	48,767	—	(6,125)
Swedish Krona,
Expiring 01/08/25	BNP	SEK	530	48,351	47,924	—	(427)
Expiring 01/08/25	GSI	SEK	510	46,332	46,115	—	(217)
Expiring 01/08/25	JPM	SEK	5,155	474,410	466,123	—	(8,287)
Expiring 01/08/25	UAG	SEK	1,710	156,521	154,621	—	(1,900)
Expiring 01/31/25	JPM	SEK	3,172	292,001	287,166	—	(4,835)
Expiring 01/31/25	JPM	SEK	1,476	135,179	133,617	—	(1,562)
Expiring 01/31/25	JPM	SEK	1,122	102,000	101,594	—	(406)
Expiring 02/05/25	BNYM	SEK	2,986	272,851	270,380	—	(2,471)
Expiring 03/19/25	JPM	SEK	1,111	101,000	100,861	—	(139)
Expiring 03/19/25	JPM	SEK	635	63,113	57,628	—	(5,485)
Swiss Franc,
Expiring 01/08/25	BARC	CHF	280	317,326	308,801	—	(8,525)
Expiring 01/08/25	BARC	CHF	170	189,565	187,486	—	(2,079)

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 01/08/25	BARC	CHF	40	$44,748	$44,114	$—	$(634)
Expiring 01/08/25	BARC	CHF	30	33,633	33,086	—	(547)
Expiring 01/08/25	BNP	CHF	85	94,658	93,743	—	(915)
Expiring 01/08/25	CITI	CHF	210	240,979	231,601	—	(9,378)
Expiring 01/08/25	CITI	CHF	45	50,462	49,628	—	(834)
Expiring 01/08/25	CITI	CHF	40	44,734	44,114	—	(620)
Expiring 01/08/25	GSI	CHF	275	312,743	303,287	—	(9,456)
Expiring 01/08/25	HSBC	CHF	315	353,726	347,401	—	(6,325)
Expiring 01/08/25	RBC	CHF	1,110	1,270,094	1,224,175	—	(45,919)
Expiring 01/08/25	RBC	CHF	275	311,162	303,286	—	(7,876)
Expiring 01/08/25	RBC	CHF	140	158,661	154,401	—	(4,260)
Expiring 01/08/25	RBC	CHF	45	50,523	49,629	—	(894)
Expiring 01/08/25	RBC	CHF	40	45,110	44,115	—	(995)
Expiring 01/08/25	RBC	CHF	40	45,186	44,114	—	(1,072)
Expiring 01/08/25	SSB	CHF	85	95,386	93,744	—	(1,642)
Expiring 01/08/25	TD	CHF	170	194,305	187,487	—	(6,818)
Expiring 01/08/25	TD	CHF	139	158,687	153,297	—	(5,390)
Expiring 01/08/25	TD	CHF	40	44,718	44,114	—	(604)
Expiring 01/31/25	JPM	CHF	626	718,441	692,422	—	(26,019)
Expiring 01/31/25	JPM	CHF	375	421,322	414,331	—	(6,991)
Expiring 01/31/25	JPM	CHF	203	232,286	224,748	—	(7,538)
Expiring 01/31/25	JPM	CHF	92	104,195	101,335	—	(2,860)
Expiring 01/31/25	JPM	CHF	52	58,815	57,458	—	(1,357)
Expiring 01/31/25	JPM	CHF	31	35,342	34,722	—	(620)
Expiring 01/31/25	JPM	CHF	27	30,118	30,094	—	(24)
Expiring 01/31/25	JPM	CHF	23	25,986	25,588	—	(398)
Expiring 02/04/25	SG	CHF	85	94,155	94,028	—	(127)
Expiring 03/19/25	JPM	CHF	91	107,087	101,513	—	(5,574)
Expiring 03/19/25	JPM	CHF	84	99,599	93,442	—	(6,157)
Expiring 03/19/25	JPM	CHF	36	42,874	40,573	—	(2,301)
Expiring 03/19/25	JPM	CHF	27	32,541	30,517	—	(2,024)
Thai Baht,
Expiring 01/08/25	BARC	THB	5,200	154,611	152,585	—	(2,026)
Expiring 01/08/25	BARC	THB	4,210	122,562	123,536	974	—
Expiring 01/08/25	BARC	THB	3,440	101,162	100,941	—	(221)
Expiring 01/08/25	BARC	THB	2,610	77,644	76,586	—	(1,058)
Expiring 01/08/25	MSI	THB	2,180	63,747	63,968	221	—
Expiring 01/08/25	MSI	THB	2,170	63,088	63,674	586	—
Expiring 01/08/25	MSI	THB	990	28,973	29,050	77	—
Turkish Lira,
Expiring 01/08/25	BARC	TRY	3,132	86,387	87,882	1,495	—
Expiring 01/08/25	BARC	TRY	3,127	86,292	87,742	1,450	—
Expiring 01/08/25	HSBC	TRY	3,131	86,707	87,854	1,147	—
Expiring 01/31/25	JPM	TRY	2,778	75,791	76,122	331	—

				$162,102,045	$158,537,032	21,332	(3,586,345)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/08/25	BARC	AUD	16,126	$10,464,516	$9,981,306	$483,210	$—
Expiring 01/08/25	BARC	AUD	245	158,651	151,645	7,006	—
Expiring 01/08/25	BARC	AUD	120	77,630	74,274	3,356	—

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 01/08/25	BNP	AUD	26	$16,597	$16,093	$504	$—
Expiring 01/08/25	BNP	AUD	24	15,297	14,855	442	—
Expiring 01/08/25	BOA	AUD	610	392,437	377,564	14,873	—
Expiring 01/08/25	BOA	AUD	120	77,056	74,275	2,781	—
Expiring 01/08/25	CITI	AUD	120	77,973	74,275	3,698	—
Expiring 01/08/25	CITI	AUD	75	48,050	46,422	1,628	—
Expiring 01/08/25	CITI	AUD	75	48,330	46,422	1,908	—
Expiring 01/08/25	CITI	AUD	14	8,930	8,666	264	—
Expiring 01/08/25	GSI	AUD	290	188,986	179,498	9,488	—
Expiring 01/08/25	GSI	AUD	225	143,207	139,265	3,942	—
Expiring 01/08/25	GSI	AUD	150	93,719	92,844	875	—
Expiring 01/08/25	HSBC	AUD	96	61,307	59,421	1,886	—
Expiring 01/08/25	JPM	AUD	485	315,185	300,194	14,991	—
Expiring 01/08/25	JPM	AUD	485	313,841	300,195	13,646	—
Expiring 01/08/25	JPM	AUD	225	140,660	139,265	1,395	—
Expiring 01/08/25	JPM	AUD	225	144,673	139,266	5,407	—
Expiring 01/08/25	JPM	AUD	120	77,195	74,274	2,921	—
Expiring 01/08/25	JPM	AUD	75	46,897	46,421	476	—
Expiring 01/08/25	JPM	AUD	75	46,871	46,422	449	—
Expiring 01/08/25	JPM	AUD	75	47,711	46,421	1,290	—
Expiring 01/08/25	JPM	AUD	75	46,897	46,422	475	—
Expiring 01/08/25	RBC	AUD	290	186,217	179,498	6,719	—
Expiring 01/08/25	RBC	AUD	155	99,858	95,939	3,919	—
Expiring 01/08/25	RBC	AUD	120	77,108	74,275	2,833	—
Expiring 01/08/25	SSB	AUD	225	142,604	139,266	3,338	—
Expiring 01/08/25	TD	AUD	240	156,265	148,550	7,715	—
Expiring 01/08/25	TD	AUD	120	77,217	74,274	2,943	—
Expiring 01/08/25	TD	AUD	75	48,073	46,422	1,651	—
Expiring 01/08/25	WBC	AUD	360	232,196	222,824	9,372	—
Expiring 01/08/25	WBC	AUD	360	229,283	222,825	6,458	—
Expiring 01/08/25	WF	AUD	1,460	943,862	903,677	40,185	—
Expiring 01/31/25	JPM	AUD	143	91,301	88,370	2,931	—
Expiring 02/05/25	BOA	AUD	4,803	3,121,289	2,972,855	148,434	—
Expiring 03/19/25	JPM	AUD	110	74,237	68,323	5,914	—
Expiring 03/19/25	JPM	AUD	81	54,337	50,393	3,944	—
Expiring 03/19/25	JPM	AUD	44	29,822	27,502	2,320	—
Brazilian Real,
Expiring 01/03/25	BARC	BRL	185	30,718	29,928	790	—
Expiring 01/03/25	BOA	BRL	1,960	316,564	317,115	—	(551)
Expiring 01/03/25	BOA	BRL	1,367	225,500	221,205	4,295	—
Expiring 01/03/25	CITI	BRL	1,273	204,862	205,964	—	(1,102)
Expiring 01/03/25	CITI	BRL	1,228	199,482	198,593	889	—
Expiring 01/03/25	CITI	BRL	965	158,360	156,110	2,250	—
Expiring 01/03/25	CITI	BRL	283	46,016	45,781	235	—
Expiring 01/03/25	CITI	BRL	276	44,885	44,649	236	—
Expiring 01/03/25	DB	BRL	2,525	407,764	408,474	—	(710)
Expiring 01/03/25	GSI	BRL	276	44,834	44,649	185	—
Expiring 01/03/25	JPM	BRL	497	85,190	80,387	4,803	—
Expiring 01/03/25	MSCS	BRL	765	123,497	123,712	—	(215)
Expiring 01/03/25	MSI	BRL	605	98,030	97,872	158	—
Expiring 01/03/25	UAG	BRL	1,143	184,615	184,936	—	(321)
Expiring 01/31/25	JPM	BRL	126	20,421	20,358	63	—
Expiring 02/04/25	JPM	BRL	368	60,330	59,151	1,179	—
Expiring 02/04/25	UAG	BRL	1,143	184,195	183,834	361	—

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 01/08/25	BARC	GBP	10,145	$12,749,338	$12,699,638	$49,700	$—
Expiring 01/08/25	BARC	GBP	124	156,978	155,225	1,753	—
Expiring 01/08/25	BARC	GBP	123	156,116	153,973	2,143	—
Expiring 01/08/25	BARC	GBP	38	47,783	47,569	214	—
Expiring 01/08/25	BARC	GBP	38	48,438	47,569	869	—
Expiring 01/08/25	BARC	GBP	37	46,607	46,317	290	—
Expiring 01/08/25	BNP	GBP	338	427,437	423,113	4,324	—
Expiring 01/08/25	BNP	GBP	226	285,850	282,910	2,940	—
Expiring 01/08/25	BNP	GBP	224	282,504	280,406	2,098	—
Expiring 01/08/25	BNP	GBP	73	91,624	91,382	242	—
Expiring 01/08/25	CA	GBP	124	157,172	155,225	1,947	—
Expiring 01/08/25	CA	GBP	123	155,557	153,973	1,584	—
Expiring 01/08/25	CITI	GBP	224	282,239	280,406	1,833	—
Expiring 01/08/25	CITI	GBP	123	155,795	153,973	1,822	—
Expiring 01/08/25	CITI	GBP	53	67,660	66,346	1,314	—
Expiring 01/08/25	DB	GBP	75	95,738	93,886	1,852	—
Expiring 01/08/25	GSI	GBP	234	298,174	292,924	5,250	—
Expiring 01/08/25	GSI	GBP	112	141,155	140,203	952	—
Expiring 01/08/25	GSI	GBP	45	56,631	56,331	300	—
Expiring 01/08/25	GSI	GBP	38	48,141	47,569	572	—
Expiring 01/08/25	GSI	GBP	37	46,617	46,317	300	—
Expiring 01/08/25	RBC	GBP	38	48,218	47,569	649	—
Expiring 01/08/25	RBC	GBP	38	48,386	47,569	817	—
Expiring 01/08/25	RBC	GBP	38	48,363	47,569	794	—
Expiring 01/08/25	SCB	GBP	540	690,512	675,979	14,533	—
Expiring 01/08/25	TD	GBP	186	235,774	232,837	2,937	—
Expiring 01/08/25	TD	GBP	62	79,155	77,612	1,543	—
Expiring 01/08/25	TD	GBP	37	46,931	46,317	614	—
Expiring 01/16/25	BNYM	GBP	320	406,043	401,174	4,869	—
Expiring 01/16/25	BNYM	GBP	129	164,493	160,915	3,578	—
Expiring 01/16/25	BNYM	GBP	110	137,677	137,745	—	(68)
Expiring 01/16/25	BOA	GBP	5,508	7,091,903	6,894,114	197,789	—
Expiring 01/16/25	BOA	GBP	2,339	3,046,580	2,928,186	118,394	—
Expiring 01/31/25	JPM	GBP	2,778	3,524,856	3,476,647	48,209	—
Expiring 01/31/25	JPM	GBP	261	329,081	326,667	2,414	—
Expiring 01/31/25	JPM	GBP	182	232,465	227,780	4,685	—
Expiring 01/31/25	JPM	GBP	81	103,000	101,925	1,075	—
Expiring 01/31/25	JPM	GBP	66	84,697	82,999	1,698	—
Expiring 01/31/25	JPM	GBP	41	52,885	51,733	1,152	—
Expiring 01/31/25	JPM	GBP	17	21,738	21,445	293	—
Expiring 03/19/25	JPM	GBP	57	74,248	71,699	2,549	—
Expiring 03/19/25	JPM	GBP	30	39,669	38,076	1,593	—
Canadian Dollar,
Expiring 01/08/25	BARC	CAD	4,071	2,895,436	2,833,059	62,377	—
Expiring 01/08/25	BNP	CAD	405	285,887	281,831	4,056	—
Expiring 01/08/25	BOA	CAD	330	234,350	229,640	4,710	—
Expiring 01/08/25	CITI	CAD	270	190,222	187,887	2,335	—
Expiring 01/08/25	CITI	CAD	85	59,518	59,149	369	—
Expiring 01/08/25	CITI	CAD	70	49,258	48,711	547	—
Expiring 01/08/25	GSI	CAD	255	182,155	177,449	4,706	—
Expiring 01/08/25	RBC	CAD	70	49,139	48,711	428	—
Expiring 01/08/25	TD	CAD	135	94,005	93,944	61	—
Expiring 01/08/25	TD	CAD	70	48,744	48,711	33	—
Expiring 01/13/25	JPM	CAD	2,516	1,825,945	1,751,034	74,911	—
Expiring 01/31/25	JPM	CAD	659	464,712	459,324	5,388	—

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/31/25	JPM	CAD	48	$ 33,286	$ 33,383	$ —	$ (97)
Expiring 01/31/25	JPM	CAD	48	33,572	33,538	34	—
Expiring 01/31/25	JPM	CAD	43	30,085	30,111	—	(26)
Expiring 01/31/25	JPM	CAD	42	29,513	29,533	—	(20)
Expiring 02/05/25	BNYM	CAD	2,210	1,557,316	1,539,777	17,539	—
Expiring 02/05/25	BNYM	CAD	570	408,190	397,165	11,025	—
Expiring 02/05/25	BNYM	CAD	367	260,417	255,469	4,948	—
Expiring 02/05/25	BNYM	CAD	129	90,202	90,168	34	—
Expiring 02/05/25	CITI	CAD	10,219	7,394,664	7,118,916	275,748	—
Expiring 03/19/25	JPM	CAD	67	48,198	46,643	1,555	—
Expiring 03/19/25	JPM	CAD	19	14,448	13,524	924	—
Chilean Peso,
Expiring 01/08/25	CITI	CLP	18,700	18,847	18,802	45	—
Expiring 01/08/25	GSI	CLP	18,700	18,830	18,802	28	—
Expiring 01/08/25	MSI	CLP	2,597	2,673	2,613	60	—
Expiring 01/08/25	SCB	CLP	85,800	88,032	86,268	1,764	—
Expiring 01/16/25	BOA	CLP	335,419	342,930	337,219	5,711	—
Expiring 01/31/25	JPM	CLP	36,001	37,277	36,188	1,089	—
Chinese Renminbi,
Expiring 01/08/25	BARC	CNH	1,703	234,139	232,079	2,060	—
Expiring 01/08/25	GSI	CNH	980	135,406	133,551	1,855	—
Expiring 01/08/25	GSI	CNH	369	50,746	50,287	459	—
Expiring 01/08/25	SCB	CNH	23,512	3,243,706	3,204,139	39,567	—
Expiring 01/23/25	BNYM	CNH	4,731	649,028	644,901	4,127	—
Expiring 01/23/25	BNYM	CNH	2,726	373,069	371,587	1,482	—
Expiring 01/23/25	HSBCNA	CNH	51,830	7,172,423	7,064,968	107,455	—
Expiring 01/27/25	JPM	CNH	1,074	147,532	146,454	1,078	—
Expiring 01/27/25	JPM	CNH	483	66,350	65,895	455	—
Expiring 01/27/25	JPM	CNH	294	40,389	40,080	309	—
Expiring 01/27/25	JPM	CNH	216	29,467	29,497	—	(30)
Expiring 02/05/25	GSI	CNH	1,083	147,538	147,666	—	(128)
Expiring 02/05/25	JPM	CNH	386	53,213	52,584	629	—
Expiring 03/19/25	JPM	CNH	1,984	287,978	270,919	17,059	—
Expiring 03/19/25	JPM	CNH	1,398	201,126	190,875	10,251	—
Expiring 05/22/25	JPM	CNH	1,760	249,073	241,149	7,924	—
Expiring 06/20/25	CITI	CNH	1,784	251,299	244,848	6,451	—
Colombian Peso,
Expiring 01/08/25	BARC	COP	82,100	18,853	18,614	239	—
Expiring 01/08/25	BNP	COP	203,300	46,908	46,094	814	—
Expiring 01/08/25	BNP	COP	196,960	44,450	44,657	—	(207)
Expiring 01/08/25	CITI	COP	1,170,265	263,668	265,336	—	(1,668)
Expiring 01/08/25	CITI	COP	295,440	66,993	66,985	8	—
Expiring 01/08/25	GSI	COP	115,500	26,519	26,187	332	—
Expiring 01/08/25	GSI	COP	82,500	18,684	18,706	—	(22)
Expiring 01/08/25	MSI	COP	231,765	52,614	52,548	66	—
Expiring 01/08/25	MSI	COP	231,765	52,436	52,549	—	(113)
Expiring 01/16/25	BOA	COP	1,487,345	328,187	336,855	—	(8,668)
Expiring 01/16/25	CITI	COP	1,485,654	333,555	336,472	—	(2,917)
Expiring 01/16/25	MSCS	COP	9,661,852	2,174,281	2,188,225	—	(13,944)
Expiring 01/23/25	JPM	COP	201,244	46,455	45,534	921	—
Expiring 01/31/25	JPM	COP	801,534	183,795	181,157	2,638	—
Expiring 01/31/25	JPM	COP	144,256	32,620	32,604	16	—
Expiring 02/04/25	MSI	COP	826,833	186,982	186,775	207	—
Expiring 02/04/25	MSI	COP	826,832	186,328	186,774	—	(446)

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 01/08/25	BARC	CZK	550	$ 23,161	$ 22,611	$ 550	$—
Expiring 01/08/25	CITI	CZK	910	38,130	37,411	719	—
Expiring 01/08/25	CITI	CZK	450	18,564	18,500	64	—
Expiring 01/08/25	JPM	CZK	740	31,149	30,422	727	—
Expiring 01/08/25	JPM	CZK	510	21,247	20,967	280	—
Expiring 01/08/25	SSB	CZK	900	37,254	36,999	255	—
Expiring 01/08/25	UAG	CZK	8,700	361,891	357,664	4,227	—
Expiring 01/08/25	UAG	CZK	2,600	108,981	106,888	2,093	—
Expiring 01/08/25	UAG	CZK	900	37,212	37,000	212	—
Expiring 01/08/25	UAG	CZK	700	29,264	28,778	486	—
Expiring 01/17/25	JPM	CZK	5,781	248,099	237,710	10,389	—
Expiring 01/24/25	BNYM	CZK	8,222	341,428	338,099	3,329	—
Expiring 01/31/25	JPM	CZK	14,303	604,337	588,204	16,133	—
Expiring 01/31/25	JPM	CZK	4,233	177,310	174,084	3,226	—
Danish Krone,
Expiring 01/08/25	BARC	DKK	1,635	230,819	227,199	3,620	—
Expiring 01/31/25	JPM	DKK	675	95,303	93,904	1,399	—
Euro,
Expiring 01/08/25	BARC	EUR	409	429,441	423,800	5,641	—
Expiring 01/08/25	BARC	EUR	278	291,750	288,059	3,691	—
Expiring 01/08/25	BARC	EUR	149	157,637	154,392	3,245	—
Expiring 01/08/25	BARC	EUR	149	157,481	154,392	3,089	—
Expiring 01/08/25	BARC	EUR	148	155,787	153,355	2,432	—
Expiring 01/08/25	BARC	EUR	148	155,564	153,355	2,209	—
Expiring 01/08/25	BARC	EUR	90	93,373	93,257	116	—
Expiring 01/08/25	BARC	EUR	75	79,363	77,714	1,649	—
Expiring 01/08/25	BARC	EUR	75	79,446	77,714	1,732	—
Expiring 01/08/25	BARC	EUR	74	78,292	76,677	1,615	—
Expiring 01/08/25	BARC	EUR	74	78,551	76,677	1,874	—
Expiring 01/08/25	BARC	EUR	46	48,463	47,664	799	—
Expiring 01/08/25	BNP	EUR	278	292,659	288,059	4,600	—
Expiring 01/08/25	BNP	EUR	222	233,558	230,032	3,526	—
Expiring 01/08/25	CA	EUR	92	96,937	95,329	1,608	—
Expiring 01/08/25	CITI	EUR	149	157,320	154,391	2,929	—
Expiring 01/08/25	CITI	EUR	148	156,697	153,355	3,342	—
Expiring 01/08/25	CITI	EUR	148	156,521	153,355	3,166	—
Expiring 01/08/25	CITI	EUR	101	106,406	104,655	1,751	—
Expiring 01/08/25	CITI	EUR	92	97,399	95,329	2,070	—
Expiring 01/08/25	CITI	EUR	91	95,457	94,293	1,164	—
Expiring 01/08/25	CITI	EUR	91	95,998	94,293	1,705	—
Expiring 01/08/25	CITI	EUR	91	94,394	94,293	101	—
Expiring 01/08/25	CITI	EUR	90	94,837	93,257	1,580	—
Expiring 01/08/25	CITI	EUR	88	92,381	91,185	1,196	—
Expiring 01/08/25	CITI	EUR	75	79,467	77,713	1,754	—
Expiring 01/08/25	CITI	EUR	75	79,407	77,713	1,694	—
Expiring 01/08/25	CITI	EUR	75	78,948	77,714	1,234	—
Expiring 01/08/25	CITI	EUR	74	78,486	76,678	1,808	—
Expiring 01/08/25	CITI	EUR	74	77,800	76,678	1,122	—
Expiring 01/08/25	DB	EUR	12,408	13,057,900	12,856,969	200,931	—
Expiring 01/08/25	DB	EUR	136	143,147	140,921	2,226	—
Expiring 01/08/25	DB	EUR	74	78,298	76,678	1,620	—
Expiring 01/08/25	GSI	EUR	228	238,979	236,250	2,729	—
Expiring 01/08/25	GSI	EUR	150	157,852	155,428	2,424	—
Expiring 01/08/25	GSI	EUR	91	95,877	94,292	1,585	—
Expiring 01/08/25	GSI	EUR	90	94,010	93,256	754	—

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/08/25	GSI	EUR	45	$ 46,674	$ 46,628	$ 46	$ —
Expiring 01/08/25	JPM	EUR	448	474,017	464,211	9,806	—
Expiring 01/08/25	JPM	EUR	274	289,644	283,915	5,729	—
Expiring 01/08/25	JPM	EUR	207	217,397	214,490	2,907	—
Expiring 01/08/25	JPM	EUR	45	46,829	46,628	201	—
Expiring 01/08/25	MSI	EUR	445	468,282	461,102	7,180	—
Expiring 01/08/25	MSI	EUR	91	94,348	94,293	55	—
Expiring 01/08/25	RBC	EUR	222	233,213	230,033	3,180	—
Expiring 01/08/25	SG	EUR	45	46,841	46,628	213	—
Expiring 01/08/25	SSB	EUR	531	561,719	550,213	11,506	—
Expiring 01/08/25	SSB	EUR	181	187,819	187,549	270	—
Expiring 01/08/25	UAG	EUR	24,852	26,126,932	25,751,239	375,693	—
Expiring 01/08/25	UAG	EUR	90	93,426	93,256	170	—
Expiring 01/08/25	WBC	EUR	149	157,719	154,391	3,328	—
Expiring 01/08/25	WBC	EUR	149	158,310	154,392	3,918	—
Expiring 01/08/25	WBC	EUR	91	94,496	94,292	204	—
Expiring 01/08/25	WBC	EUR	91	94,855	94,293	562	—
Expiring 01/08/25	WBC	EUR	90	94,615	93,258	1,357	—
Expiring 01/08/25	WBC	EUR	46	48,385	47,664	721	—
Expiring 01/08/25	WBC	EUR	46	48,418	47,664	754	—
Expiring 01/08/25	WBC	EUR	46	48,307	47,664	643	—
Expiring 01/08/25	WBC	EUR	45	46,870	46,628	242	—
Expiring 01/09/25	JPM	EUR	14,426	15,179,046	14,948,934	230,112	—
Expiring 01/16/25	JPM	EUR	26,037	28,242,453	26,987,110	1,255,343	—
Expiring 01/16/25	JPM	EUR	12,145	12,920,484	12,588,396	332,088	—
Expiring 01/16/25	JPM	EUR	1,700	1,785,070	1,761,724	23,346	—
Expiring 01/16/25	JPM	EUR	585	616,637	605,973	10,664	—
Expiring 01/31/25	JPM	EUR	4,773	4,974,556	4,950,076	24,480	—
Expiring 01/31/25	JPM	EUR	959	1,008,442	994,304	14,138	—
Expiring 01/31/25	JPM	EUR	228	241,152	236,975	4,177	—
Expiring 01/31/25	JPM	EUR	178	188,045	184,340	3,705	—
Expiring 01/31/25	JPM	EUR	159	169,000	165,328	3,672	—
Expiring 01/31/25	JPM	EUR	137	145,239	142,033	3,206	—
Expiring 01/31/25	JPM	EUR	64	67,129	66,815	314	—
Expiring 01/31/25	JPM	EUR	44	46,419	46,129	290	—
Expiring 01/31/25	JPM	EUR	36	37,728	37,298	430	—
Expiring 02/27/25	BNYM	EUR	176	182,588	182,435	153	—
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	5,765	742,062	743,317	—	(1,255)
Expiring 04/17/25	JPM	HKD	5,755	740,765	742,037	—	(1,272)
Expiring 05/12/25	MSI	HKD	9,460	1,219,544	1,220,113	—	(569)
Expiring 05/12/25	UAG	HKD	9,505	1,225,455	1,225,916	—	(461)
Expiring 06/18/25	SCB	HKD	7,645	985,879	986,455	—	(576)
Hungarian Forint,
Expiring 01/08/25	BARC	HUF	280,500	716,347	705,932	10,415	—
Expiring 01/08/25	BARC	HUF	34,700	88,938	87,329	1,609	—
Expiring 01/08/25	BARC	HUF	7,000	17,910	17,616	294	—
Expiring 01/08/25	CITI	HUF	15,600	39,750	39,260	490	—
Expiring 01/08/25	GSI	HUF	18,700	47,273	47,062	211	—
Expiring 01/08/25	MSI	HUF	14,800	37,870	37,247	623	—
Expiring 01/24/25	BNYM	HUF	131,044	339,841	329,521	10,320	—
Expiring 01/31/25	JPM	HUF	105,414	269,838	264,975	4,863	—
Expiring 01/31/25	JPM	HUF	29,833	76,375	74,989	1,386	—
Indian Rupee,
Expiring 01/08/25	DB	INR	4,530	53,263	52,859	404	—

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 01/08/25	GSI	INR	6,930	$ 81,745	$ 80,865	$ 880	$ —
Expiring 01/08/25	JPM	INR	15,960	188,043	186,234	1,809	—
Expiring 01/08/25	ML	INR	15,880	186,829	185,300	1,529	—
Expiring 01/31/25	JPM	INR	26,402	310,611	307,371	3,240	—
Expiring 01/31/25	JPM	INR	16,154	189,932	188,068	1,864	—
Expiring 01/31/25	JPM	INR	5,837	68,539	67,955	584	—
Expiring 01/31/25	JPM	INR	5,758	67,141	67,036	105	—
Expiring 01/31/25	JPM	INR	5,747	67,003	66,902	101	—
Expiring 01/31/25	JPM	INR	3,069	36,056	35,726	330	—
Expiring 03/06/25	BARC	INR	39,341	462,114	456,561	5,553	—
Expiring 03/19/25	JPM	INR	23,574	278,325	273,246	5,079	—
Expiring 03/19/25	JPM	INR	9,726	115,191	112,739	2,452	—
Indonesian Rupiah,
Expiring 01/08/25	BARC	IDR	16,304,068	1,024,672	1,008,587	16,085	—
Expiring 01/24/25	BOA	IDR	4,204,458	264,332	259,259	5,073	—
Expiring 01/24/25	CITI	IDR	10,676,299	674,959	658,330	16,629	—
Expiring 01/24/25	MSCS	IDR	12,522,014	800,180	772,142	28,038	—
Expiring 01/24/25	SCB	IDR	6,619,498	409,698	408,176	1,522	—
Expiring 03/12/25	JPM	IDR	12,321,032	775,137	756,619	18,518	—
Israeli Shekel,
Expiring 01/08/25	CITI	ILS	10	2,740	2,751	—	(11)
Expiring 01/08/25	GSI	ILS	210	58,901	57,772	1,129	—
Expiring 01/31/25	JPM	ILS	69	19,271	18,877	394	—
Expiring 03/19/25	JPM	ILS	206	56,072	56,680	—	(608)
Expiring 03/19/25	JPM	ILS	141	37,596	38,884	—	(1,288)
Japanese Yen,
Expiring 01/06/25	BNP	JPY	1,929,793	12,823,561	12,273,502	550,059	—
Expiring 01/06/25	BNP	JPY	199,412	1,331,905	1,268,263	63,642	—
Expiring 01/06/25	BNYM	JPY	35,892	234,475	228,275	6,200	—
Expiring 01/06/25	UAG	JPY	210,556	1,373,359	1,339,136	34,223	—
Expiring 01/07/25	BARC	JPY	24,000	158,073	152,658	5,415	—
Expiring 01/07/25	BARC	JPY	24,000	157,132	152,658	4,474	—
Expiring 01/07/25	BARC	JPY	14,700	95,621	93,504	2,117	—
Expiring 01/07/25	BARC	JPY	12,000	79,893	76,329	3,564	—
Expiring 01/07/25	BARC	JPY	11,800	79,003	75,057	3,946	—
Expiring 01/07/25	BNP	JPY	965,965	6,319,513	6,144,280	175,233	—
Expiring 01/07/25	BNP	JPY	36,200	239,958	230,260	9,698	—
Expiring 01/07/25	BNP	JPY	23,600	158,047	150,114	7,933	—
Expiring 01/07/25	RBC	JPY	270,359	1,724,426	1,719,691	4,735	—
Expiring 01/07/25	RBC	JPY	24,000	157,007	152,659	4,348	—
Expiring 01/07/25	RBC	JPY	24,000	157,028	152,659	4,369	—
Expiring 01/07/25	SG	JPY	36,200	237,299	230,260	7,039	—
Expiring 01/08/25	BARC	JPY	184,400	1,225,685	1,173,064	52,621	—
Expiring 01/08/25	BARC	JPY	36,400	239,279	231,559	7,720	—
Expiring 01/08/25	BARC	JPY	23,600	157,710	150,132	7,578	—
Expiring 01/08/25	BARC	JPY	23,500	158,338	149,496	8,842	—
Expiring 01/08/25	BARC	JPY	21,900	143,042	139,317	3,725	—
Expiring 01/08/25	BARC	JPY	14,800	95,082	94,150	932	—
Expiring 01/08/25	BARC	JPY	14,600	95,368	92,878	2,490	—
Expiring 01/08/25	BARC	JPY	7,300	46,616	46,439	177	—
Expiring 01/08/25	BARC	JPY	7,300	47,549	46,439	1,110	—
Expiring 01/08/25	BOA	JPY	70,800	473,321	450,396	22,925	—
Expiring 01/08/25	CA	JPY	11,800	79,337	75,066	4,271	—
Expiring 01/08/25	CITI	JPY	14,600	95,487	92,878	2,609	—
Expiring 01/08/25	CITI	JPY	14,600	96,355	92,878	3,477	—

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/08/25	CITI	JPY	7,300	$ 46,736	$ 46,440	$ 296	$ —
Expiring 01/08/25	CITI	JPY	7,300	47,712	46,439	1,273	—
Expiring 01/08/25	GSI	JPY	23,600	157,577	150,132	7,445	—
Expiring 01/08/25	HSBC	JPY	54,400	355,421	346,067	9,354	—
Expiring 01/08/25	HSBC	JPY	21,800	139,119	138,681	438	—
Expiring 01/08/25	RBC	JPY	23,400	156,406	148,860	7,546	—
Expiring 01/08/25	RBC	JPY	11,800	79,524	75,066	4,458	—
Expiring 01/08/25	RBC	JPY	7,300	47,461	46,439	1,022	—
Expiring 01/08/25	SCB	JPY	12,200	80,280	77,610	2,670	—
Expiring 01/08/25	TD	JPY	21,900	143,572	139,317	4,255	—
Expiring 01/09/25	JPM	JPY	1,085,782	7,351,402	6,908,041	443,361	—
Expiring 01/14/25	MSI	JPY	304,750	2,080,614	1,940,051	140,563	—
Expiring 01/31/25	JPM	JPY	15,909	105,357	101,484	3,873	—
Expiring 01/31/25	JPM	JPY	3,755	23,941	23,955	—	(14)
Expiring 02/04/25	JPM	JPY	14,700	94,287	93,813	474	—
Expiring 02/04/25	RBC	JPY	965,965	6,181,779	6,164,653	17,126	—
Expiring 02/21/25	JPM	JPY	1,487,659	9,479,679	9,512,934	—	(33,255)
Expiring 02/25/25	JPM	JPY	176,700	1,149,859	1,130,450	19,409	—
Expiring 03/19/25	JPM	JPY	9,433	64,451	60,505	3,946	—
Expiring 03/19/25	JPM	JPY	4,791	31,848	30,728	1,120	—
Expiring 03/19/25	JPM	JPY	4,680	33,027	30,015	3,012	—
Expiring 03/31/25	CA	JPY	72,550	468,556	465,981	2,575	—
Malaysian Ringgit,
Expiring 01/08/25	BNP	MYR	2,349	527,302	524,879	2,423	—
Expiring 01/21/25	BARC	MYR	3,056	699,777	682,128	17,649	—
Mexican Peso,
Expiring 01/08/25	BARC	MXN	650	32,055	31,127	928	—
Expiring 01/08/25	BARC	MXN	430	21,282	20,592	690	—
Expiring 01/08/25	BARC	MXN	329	16,251	15,755	496	—
Expiring 01/08/25	BNP	MXN	380	18,812	18,197	615	—
Expiring 01/08/25	CITI	MXN	2,420	118,026	115,888	2,138	—
Expiring 01/08/25	CITI	MXN	2,140	106,337	102,480	3,857	—
Expiring 01/08/25	DB	MXN	50,662	2,433,100	2,426,085	7,015	—
Expiring 01/08/25	GSI	MXN	8,530	419,166	408,481	10,685	—
Expiring 01/08/25	GSI	MXN	790	37,794	37,832	—	(38)
Expiring 01/08/25	HSBC	MXN	570	28,224	27,296	928	—
Expiring 01/08/25	JPM	MXN	1,300	63,412	62,254	1,158	—
Expiring 01/08/25	MSI	MXN	2,840	140,282	136,001	4,281	—
Expiring 01/08/25	MSI	MXN	1,110	53,640	53,155	485	—
Expiring 01/08/25	MSI	MXN	620	30,554	29,690	864	—
Expiring 01/08/25	SSB	MXN	865	42,768	41,423	1,345	—
Expiring 01/08/25	SSB	MXN	346	17,097	16,569	528	—
Expiring 01/08/25	SSB	MXN	190	9,389	9,099	290	—
Expiring 01/08/25	UAG	MXN	2,420	118,537	115,888	2,649	—
Expiring 01/08/25	UAG	MXN	800	39,414	38,310	1,104	—
Expiring 01/31/25	JPM	MXN	6,155	302,257	293,528	8,729	—
Expiring 02/04/25	UAG	MXN	230	11,126	10,962	164	—
Expiring 02/20/25	BNYM	MXN	4,205	206,010	199,927	6,083	—
Expiring 02/20/25	BNYM	MXN	4,205	206,187	199,935	6,252	—
Expiring 02/20/25	BNYM	MXN	2,669	129,970	126,892	3,078	—
Expiring 03/19/25	JPM	MXN	1,434	70,844	67,893	2,951	—
Expiring 03/19/25	JPM	MXN	587	29,276	27,798	1,478	—
New Taiwanese Dollar,
Expiring 01/08/25	BARC	TWD	9,298	287,650	282,701	4,949	—
Expiring 01/24/25	JPM	TWD	5,548	171,077	168,665	2,412	—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 01/24/25	JPM	TWD	3,466	$ 106,986	$ 105,370	$ 1,616	$ —
New Zealand Dollar,
Expiring 01/08/25	ANZ	NZD	1,180	694,183	660,235	33,948	—
Expiring 01/08/25	BARC	NZD	8,937	5,228,511	5,000,446	228,065	—
Expiring 01/08/25	BARC	NZD	400	235,066	223,809	11,257	—
Expiring 01/08/25	BARC	NZD	135	79,684	75,535	4,149	—
Expiring 01/08/25	BARC	NZD	85	49,986	47,560	2,426	—
Expiring 01/08/25	BOA	NZD	185	107,157	103,512	3,645	—
Expiring 01/08/25	GSI	NZD	535	314,005	299,344	14,661	—
Expiring 01/08/25	HSBC	NZD	245	141,838	137,083	4,755	—
Expiring 01/08/25	JPM	NZD	245	141,045	137,082	3,963	—
Expiring 01/08/25	JPM	NZD	135	79,148	75,535	3,613	—
Expiring 01/08/25	JPM	NZD	85	48,040	47,559	481	—
Expiring 01/08/25	MSI	NZD	415	239,325	232,202	7,123	—
Expiring 01/08/25	RBC	NZD	165	93,082	92,321	761	—
Expiring 01/08/25	SSB	NZD	265	156,724	148,274	8,450	—
Expiring 01/08/25	SSB	NZD	85	47,941	47,559	382	—
Expiring 01/08/25	TD	NZD	85	49,809	47,560	2,249	—
Expiring 01/31/25	JPM	NZD	537	310,324	300,426	9,898	—
Expiring 01/31/25	JPM	NZD	432	248,625	241,549	7,076	—
Expiring 01/31/25	JPM	NZD	361	211,593	201,855	9,738	—
Expiring 02/05/25	BNYM	NZD	577	337,092	322,904	14,188	—
Expiring 03/19/25	JPM	NZD	266	167,876	149,189	18,687	—
Norwegian Krone,
Expiring 01/08/25	BARC	NOK	530	46,314	46,558	—	(244)
Expiring 01/08/25	BNP	NOK	540	47,772	47,436	336	—
Expiring 01/08/25	CITI	NOK	2,585	234,190	227,081	7,109	—
Expiring 01/08/25	HSBC	NOK	1,710	154,196	150,216	3,980	—
Expiring 01/08/25	JPM	NOK	1,600	143,225	140,553	2,672	—
Expiring 01/08/25	JPM	NOK	1,060	94,648	93,117	1,531	—
Expiring 01/08/25	MSI	NOK	4,360	394,139	383,007	11,132	—
Expiring 01/08/25	UAG	NOK	1,724	155,099	151,446	3,653	—
Expiring 01/31/25	JPM	NOK	1,517	136,463	133,228	3,235	—
Expiring 01/31/25	JPM	NOK	1,439	126,000	126,438	—	(438)
Expiring 01/31/25	JPM	NOK	1,153	102,000	101,293	707	—
Expiring 01/31/25	JPM	NOK	1,143	100,064	100,387	—	(323)
Expiring 01/31/25	JPM	NOK	967	87,017	84,900	2,117	—
Expiring 03/19/25	JPM	NOK	993	92,683	87,217	5,466	—
Expiring 03/19/25	JPM	NOK	555	51,468	48,737	2,731	—
Peruvian Nuevo Sol,
Expiring 01/08/25	CITI	PEN	1,436	380,332	382,092	—	(1,760)
Expiring 01/16/25	BOA	PEN	2,213	587,441	588,687	—	(1,246)
Philippine Peso,
Expiring 01/08/25	CITI	PHP	4,210	72,507	72,401	106	—
Polish Zloty,
Expiring 01/08/25	BARC	PLN	90	22,264	21,786	478	—
Expiring 01/08/25	HSBC	PLN	130	31,766	31,468	298	—
Expiring 01/08/25	JPM	PLN	230	55,830	55,675	155	—
Expiring 01/08/25	JPM	PLN	60	14,771	14,524	247	—
Expiring 01/08/25	UAG	PLN	5,197	1,265,929	1,257,945	7,984	—
Expiring 01/24/25	BNYM	PLN	1,451	354,486	350,962	3,524	—
Expiring 01/24/25	BNYM	PLN	1,376	335,406	332,857	2,549	—
Expiring 01/31/25	JPM	PLN	432	105,571	104,478	1,093	—
Expiring 01/31/25	JPM	PLN	338	83,000	81,840	1,160	—
Expiring 01/31/25	JPM	PLN	237	58,862	57,433	1,429	—

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 02/14/25	JPM	PLN	810	$ 196,844	$ 195,755	$ 1,089	$—
Expiring 03/19/25	JPM	PLN	982	254,727	236,982	17,745	—
Expiring 03/19/25	JPM	PLN	683	169,000	164,958	4,042	—
Romanian Leu,
Expiring 01/08/25	BARC	RON	557	117,373	115,923	1,450	—
Expiring 01/08/25	BARC	RON	45	9,491	9,365	126	—
Expiring 01/08/25	BNP	RON	753	158,676	156,713	1,963	—
Expiring 01/08/25	CITI	RON	400	83,787	83,247	540	—
Expiring 01/08/25	DB	RON	665	139,273	138,399	874	—
Expiring 01/08/25	MSI	RON	469	98,844	97,608	1,236	—
Expiring 01/08/25	SG	RON	135	28,454	28,096	358	—
Expiring 01/08/25	SSB	RON	236	49,708	49,116	592	—
Expiring 01/08/25	UAG	RON	305	63,873	63,476	397	—
Expiring 02/04/25	BARC	RON	182	38,058	37,806	252	—
Expiring 02/04/25	BNP	RON	753	157,488	156,420	1,068	—
Expiring 02/04/25	MSI	RON	469	98,007	97,425	582	—
Expiring 02/04/25	SG	RON	135	28,232	28,043	189	—
Expiring 02/04/25	SSB	RON	236	49,302	49,024	278	—
Singapore Dollar,
Expiring 01/08/25	CITI	SGD	537	398,887	393,088	5,799	—
Expiring 01/08/25	JPM	SGD	120	89,196	87,901	1,295	—
Expiring 01/08/25	JPM	SGD	120	89,223	87,901	1,322	—
Expiring 01/31/25	JPM	SGD	137	102,294	100,318	1,976	—
Expiring 01/31/25	JPM	SGD	117	86,454	85,419	1,035	—
Expiring 01/31/25	JPM	SGD	112	83,125	82,206	919	—
South African Rand,
Expiring 01/08/25	BARC	ZAR	9,562	526,577	506,323	20,254	—
Expiring 01/08/25	BARC	ZAR	8	432	424	8	—
Expiring 01/08/25	BOA	ZAR	2,110	114,609	111,728	2,881	—
Expiring 01/08/25	BOA	ZAR	1,340	73,692	70,955	2,737	—
Expiring 01/31/25	JPM	ZAR	1,092	60,989	57,722	3,267	—
Expiring 02/14/25	BNYM	ZAR	5,145	281,743	271,520	10,223	—
South Korean Won,
Expiring 01/08/25	BARC	KRW	1,063,377	762,032	720,077	41,955	—
Expiring 01/08/25	BARC	KRW	329,790	230,832	223,320	7,512	—
Expiring 01/08/25	BARC	KRW	328,090	230,643	222,169	8,474	—
Expiring 01/08/25	BARC	KRW	219,860	154,722	148,880	5,842	—
Expiring 01/08/25	CITI	KRW	1,353,389	969,970	916,461	53,509	—
Expiring 01/08/25	JPM	KRW	158,440	109,534	107,290	2,244	—
Expiring 01/17/25	BOA	KRW	983,545	703,915	666,195	37,720	—
Expiring 01/17/25	BOA	KRW	485,589	351,316	328,909	22,407	—
Expiring 01/17/25	CITI	KRW	3,136,479	2,342,229	2,124,464	217,765	—
Expiring 01/31/25	JPM	KRW	395,508	276,827	268,005	8,822	—
Expiring 01/31/25	JPM	KRW	232,002	162,434	157,209	5,225	—
Expiring 01/31/25	JPM	KRW	30,287	21,219	20,523	696	—
Expiring 01/31/25	JPM	KRW	27,735	19,405	18,794	611	—
Swedish Krona,
Expiring 01/08/25	CITI	SEK	1,710	156,864	154,621	2,243	—
Expiring 01/08/25	CITI	SEK	530	48,614	47,923	691	—
Expiring 01/08/25	GSI	SEK	520	47,229	47,020	209	—
Expiring 01/08/25	GSI	SEK	520	47,190	47,019	171	—
Expiring 01/08/25	HSBC	SEK	6,211	567,265	561,607	5,658	—
Expiring 01/08/25	JPM	SEK	3,090	283,178	279,403	3,775	—
Expiring 01/08/25	UAG	SEK	710	65,235	64,199	1,036	—
Expiring 01/31/25	JPM	SEK	3,868	355,930	350,142	5,788	—

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 01/31/25	JPM	SEK	3,185	$ 291,323	$ 288,304	$ 3,019	$ —
Expiring 01/31/25	JPM	SEK	1,341	122,932	121,423	1,509	—
Expiring 02/05/25	BNYM	SEK	7,089	646,624	641,965	4,659	—
Expiring 03/19/25	JPM	SEK	846	83,000	76,774	6,226	—
Swiss Franc,
Expiring 01/08/25	BARC	CHF	260	294,845	286,743	8,102	—
Expiring 01/08/25	BNP	CHF	2,540	2,876,084	2,801,266	74,818	—
Expiring 01/08/25	CITI	CHF	210	237,501	231,600	5,901	—
Expiring 01/08/25	CITI	CHF	40	44,575	44,114	461	—
Expiring 01/08/25	CITI	CHF	40	44,669	44,115	554	—
Expiring 01/08/25	CITI	CHF	40	44,734	44,115	619	—
Expiring 01/08/25	GSI	CHF	140	159,558	154,401	5,157	—
Expiring 01/08/25	GSI	CHF	40	44,654	44,115	539	—
Expiring 01/08/25	HSBC	CHF	260	296,443	286,743	9,700	—
Expiring 01/08/25	MSI	CHF	40	44,764	44,115	649	—
Expiring 01/08/25	RBC	CHF	280	317,567	308,801	8,766	—
Expiring 01/08/25	RBC	CHF	280	318,940	308,801	10,139	—
Expiring 01/08/25	RBC	CHF	275	313,673	303,286	10,387	—
Expiring 01/08/25	RBC	CHF	275	313,377	303,286	10,091	—
Expiring 01/08/25	RBC	CHF	140	159,324	154,400	4,924	—
Expiring 01/08/25	RBC	CHF	45	50,490	49,629	861	—
Expiring 01/08/25	RBC	CHF	45	50,486	49,629	857	—
Expiring 01/30/25	JPM	CHF	52	58,815	57,464	1,351	—
Expiring 01/31/25	JPM	CHF	410	469,210	453,228	15,982	—
Expiring 01/31/25	JPM	CHF	148	169,000	163,152	5,848	—
Expiring 01/31/25	JPM	CHF	42	47,746	46,314	1,432	—
Expiring 02/04/25	JPM	CHF	85	94,460	94,028	432	—
Expiring 02/10/25	JPM	CHF	825	944,759	913,763	30,996	—
Expiring 03/19/25	JPM	CHF	207	248,691	230,531	18,160	—
Expiring 03/19/25	JPM	CHF	204	245,670	226,995	18,675	—
Expiring 03/19/25	JPM	CHF	39	44,351	43,209	1,142	—
Thai Baht,
Expiring 01/08/25	BARC	THB	21,368	617,751	627,009	—	(9,258)
Expiring 01/08/25	BARC	THB	3,040	88,759	89,204	—	(445)
Expiring 01/08/25	BARC	THB	1,940	56,069	56,926	—	(857)
Expiring 01/08/25	BARC	THB	1,940	56,721	56,926	—	(205)
Expiring 01/08/25	BARC	THB	1,080	31,152	31,691	—	(539)
Expiring 01/08/25	BARC	THB	970	28,574	28,463	111	—
Expiring 01/08/25	BARC	THB	480	14,079	14,085	—	(6)
Expiring 01/08/25	MSI	THB	650	19,071	19,073	—	(2)
Expiring 01/08/25	UAG	THB	810	23,740	23,768	—	(28)
Turkish Lira,
Expiring 01/08/25	BNP	TRY	3,670	102,461	102,978	—	(517)

				$315,117,529	$307,373,251	7,830,746	(86,468)

						$7,852,078	$(3,672,813)

Cross currency exchange contracts outstanding at December 31, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/31/25	Buy	CHF	93	EUR	100	$—	$(1,111)	JPM
01/31/25	Buy	EUR	98	GBP	81	253	—	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Cross currency exchange contracts outstanding at December 31, 2024 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
03/18/25	Buy	NZD	552	AUD	502	$—	$(1,546)	JPM

						$253	$(2,657)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
BASF SE	12/20/29	1.000%(Q)	EUR154	$(5,044)	$(3,628)	$1,416
Deutsche Lufthansa AG	12/20/29	1.000%(Q)	EUR192	3,083	1,443	(1,640)
Next PLC	12/20/29	1.000%(Q)	EUR128	(3,192)	(2,968)	224
Renault SA	12/20/29	1.000%(Q)	EUR594	20,005	14,240	(5,765)
Vivendi SE	12/20/29	1.000%(Q)	EUR211	(3,932)	(1,558)	2,374

				$10,920	$7,529	$(3,391)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Air France-KLM	06/20/29	5.000%(Q)	EUR	192	2.089%	$23,148	$24,151	$1,003

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
iTraxx Australia Series 42.V1	12/20/29	1.000%(Q)		1,220	$(19,624)	$(17,119)	$2,505
iTraxx Europe Series 42.V1	12/20/29	1.000%(Q)	EUR	1,548	(27,082)	(27,634)	(552)

					$(46,706)	$(44,753)	$1,953

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)		1,175	3.117%	$94,060	$92,385	$(1,675)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)		5,240	0.447%	103,264	119,404	16,140
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)		1,220	0.499%	26,109	27,638	1,529
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)		3,393	0.499%	70,739	76,860	6,121
iTraxx Europe Series 42.V1	12/20/29	1.000%(Q)	EUR	2,679	0.575%	57,624	55,943	(1,681)

						$351,796	$372,230	$20,434

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.17.BBB	12/15/56	3.000%(M)	450	*	$(47,963)	$(60,987)	$13,024	MSI

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR1,198	12/15/28	2.060%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$1,102	$16,699	$15,597
EUR1,073	12/15/33	2.170%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(789)	(31,988)	(31,199)
1,831	12/15/28	2.300%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	364	(14,768)	(15,132)
1,782	12/15/33	2.430%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(406)	4,484	4,890

				$271	$(25,573)	$(25,844)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Inflation swap agreements outstanding at December 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
675	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$1,816	$—	$1,816	JPM
187	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	592	—	592	CITI
675	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(8,114)	—	(8,114)	JPM
95	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,300)	—	(1,300)	CITI

				$(7,006)	$—	$(7,006)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,540	03/19/27	4.250%(Q)	3 Month BBSW(1)(Q)/ 4.416%	$(14,482)	$(14,612)	$(130)
AUD	632	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.416%	(516)	124	640
AUD	426	03/19/30	3.594%(S)	6 Month BBSW(2)(S)/ 4.493%	(154)	(5,135)	(4,981)
AUD	3,970	03/19/30	4.250%(S)	6 Month BBSW(2)(S)/ 4.493%	29,658	24,556	(5,102)
AUD	496	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.493%	(520)	(838)	(318)
AUD	210	03/19/35	3.906%(S)	6 Month BBSW(2)(S)/ 4.493%	(326)	(4,601)	(4,275)
AUD	1,410	03/19/35	4.500%(S)	6 Month BBSW(2)(S)/ 4.493%	18,088	11,353	(6,735)
BRL	2,120	01/04/27	13.750%(A)	1 Day BROIS(1)(A)/ 0.046%	4,424	9,902	5,478
BRL	4,770	01/02/30	13.250%(A)	1 Day BROIS(1)(A)/ 0.046%	14,343	41,376	27,033
CAD	1,650	03/19/27	3.000%(S)	1 Day CORRA(2)(S)/ 3.320%	5,371	7,035	1,664
CAD	9,540	09/13/29	2.458%(S)	1 Day CORRA(1)(S)/ 3.320%	(3,291)	28,502	31,793
CAD	550	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 3.320%	994	(3,416)	(4,410)
CAD	743	03/19/30	2.531%(S)	1 Day CORRA(1)(S)/ 3.320%	(456)	4,041	4,497
CAD	10,060	09/11/31	2.801%(S)	1 Day CORRA(2)(S)/ 3.320%	4,549	(24,948)	(29,497)
CAD	404	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 3.320%	(960)	2,378	3,338
CAD	360	03/19/35	2.750%(S)	1 Day CORRA(1)(S)/ 3.320%	5,968	4,439	(1,529)
CAD	177	03/19/35	2.813%(S)	1 Day CORRA(1)(S)/ 3.320%	(580)	1,520	2,100
CHF	7,130	03/19/27	0.250%(A)	3 Month SARON(1)(A)/ 0.430%	(26,165)	(41,143)	(14,978)
CHF	1,040	03/19/35	0.500%(A)	3 Month SARON(1)(A)/ 0.430%	(21,661)	(13,335)	8,326
CLP	43,470	03/19/27	4.750%(S)	1 Day CLOIS(2)(S)/ 5.000%	(34)	(226)	(192)
CLP	357,570	03/19/30	5.000%(S)	1 Day CLOIS(1)(S)/ 5.000%	(2,010)	4,610	6,620
CLP	75,940	03/19/35	5.250%(S)	1 Day CLOIS(1)(S)/ 5.000%	(848)	1,605	2,453
CNH	19,240	03/19/27	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	2,622	8,286	5,664
CNH	72,690	12/18/29	1.780%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	(21,226)	181,043	202,269
CNH	67,010	03/19/30	1.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	61,000	159,372	98,372
COP	1,034,650	03/19/27	7.750%(Q)	3 Month COOVIBR(1)(Q)/ 8.957%	(1,740)	2,563	4,303
COP	1,448,260	03/19/30	8.250%(Q)	3 Month COOVIBR(2)(Q)/ 8.957%	7,049	(6,507)	(13,556)
COP	563,110	03/19/35	8.500%(Q)	3 Month COOVIBR(2)(Q)/ 8.957%	3,156	(6,164)	(9,320)
CZK	17,620	03/19/27	3.500%(A)	6 Month PRIBOR(1)(S)/ 3.790%	2,575	1,534	(1,041)
CZK	8,690	03/19/30	3.500%(A)	6 Month PRIBOR(2)(S)/ 3.790%	437	(2,554)	(2,991)
CZK	2,920	03/19/35	3.750%(A)	6 Month PRIBOR(2)(S)/ 3.790%	1,472	(577)	(2,049)
EUR	19,670	03/19/27	2.500%(A)	1 Day EuroSTR(1)(A)/ 2.905%	(263,953)	(237,171)	26,782
EUR	1,260	03/19/27	2.500%(A)	6 Month EURIBOR(2)(S)/ 2.568%	10,854	9,918	(936)

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	72,430	11/20/27	2.143%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	$16,792	$(1,300)	$(18,092)
EUR	72,430	11/20/27	2.180%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(14,650)	5,868	20,518
EUR	6,701	05/15/28	2.500%(A)	6 Month EURIBOR(2)(S)/ 2.568%	33,430	42,473	9,043
EUR	160	03/19/29	2.750%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(4,041)	(3,537)	504
EUR	960	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 2.568%	397	(29,365)	(29,762)
EUR	455	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 2.568%	3,030	(17,328)	(20,358)
EUR	266	06/11/29	2.440%(A)	6 Month EURIBOR(2)(S)/ 2.568%	4,411	4,093	(318)
EUR	365	12/16/29	2.250%(A)	6 Month EURIBOR(2)(S)/ 2.568%	(114)	(305)	(191)
EUR	393	03/19/30	2.219%(A)	6 Month EURIBOR(2)(S)/ 2.568%	(104)	(16)	88
EUR	4,030	03/19/30	2.750%(A)	6 Month EURIBOR(2)(S)/ 2.568%	138,593	103,720	(34,873)
EUR	220	03/19/32	2.750%(A)	6 Month EURIBOR(2)(S)/ 2.568%	8,751	6,872	(1,879)
EUR	490	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 2.568%	585	(15,323)	(15,908)
EUR	4,520	11/10/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 2.568%	121,028	113,325	(7,703)
EUR	90	03/19/34	2.750%(A)	6 Month EURIBOR(2)(S)/ 2.568%	4,225	3,163	(1,062)
EUR	448	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(275)	(13,402)	(13,127)
EUR	7,151	11/08/34	2.500%(A)	6 Month EURIBOR(2)(S)/ 2.568%	46,469	4,502	(41,967)
EUR	2,070	03/19/35	2.750%(A)	6 Month EURIBOR(2)(S)/ 2.568%	82,791	75,546	(7,245)
EUR	60	03/19/37	2.750%(A)	6 Month EURIBOR(2)(S)/ 2.568%	3,362	2,343	(1,019)
EUR	3,230	08/10/37	2.152%(A)	6 Month EURIBOR(2)(S)/ 2.568%	(57,248)	(54,593)	2,655
EUR	4,315	01/25/39	3.000%(A)	6 Month EURIBOR(2)(S)/ 2.568%	22,380	72,488	50,108
EUR	8,234	08/11/42	1.452%(A)	6 Month EURIBOR(1)(S)/ 2.568%	256,879	279,698	22,819
EUR	10,249	01/25/44	2.500%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(8,011)	(86,568)	(78,557)
EUR	4,585	11/08/44	2.500%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(80,492)	(40,964)	39,528
EUR	4,824	08/12/47	1.051%(A)	6 Month EURIBOR(2)(S)/ 2.568%	(128,732)	(130,145)	(1,413)
EUR	6,039	01/25/49	2.000%(A)	6 Month EURIBOR(2)(S)/ 2.568%	(1,127)	44,829	45,956
EUR	1,786	05/19/53	2.000%(A)	6 Month EURIBOR(1)(S)/ 2.568%	52	(14,326)	(14,378)
EUR	2,201	11/10/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(127,082)	(129,768)	(2,686)
EUR	3,060	03/19/55	2.500%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(356,938)	(240,438)	116,500
GBP	1,610	03/19/26	4.500%(A)	1 Day SONIA(2)(A)/ 4.700%	2,162	3,148	986
GBP	730	03/19/27	4.000%(A)	1 Day SONIA(1)(A)/ 4.700%	706	3,193	2,487
GBP	18,060	03/19/27	4.250%(A)	1 Day SONIA(2)(A)/ 4.700%	122,467	26,210	(96,257)
GBP	12,002	08/31/27	3.500%(A)	1 Day SONIA(2)(A)/ 4.700%	(48,463)	(63,838)	(15,375)
GBP	5,992	12/04/27	3.500%(A)	1 Day SONIA(2)(A)/ 4.700%	(14,322)	(29,380)	(15,058)
GBP	1,050	03/19/28	4.000%(A)	1 Day SONIA(2)(A)/ 4.700%	(6,003)	(3,516)	2,487
GBP	11,105	08/31/29	3.500%(A)	1 Day SONIA(1)(A)/ 4.700%	59,514	87,356	27,842
GBP	5,552	12/06/29	3.500%(A)	1 Day SONIA(1)(A)/ 4.700%	18,215	42,972	24,757
GBP	437	03/19/30	3.375%(A)	1 Day SONIA(1)(A)/ 4.700%	(165)	15,334	15,499
GBP	1,330	03/19/30	3.750%(A)	1 Day SONIA(1)(A)/ 4.700%	(104)	19,210	19,314
GBP	335	06/16/30	3.656%(A)	1 Day SONIA(1)(A)/ 4.700%	(532)	2,355	2,887
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)/ 4.700%	(17,880)	(212,592)	(194,712)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)/ 4.700%	7,368	(124,849)	(132,217)
GBP	290	03/19/34	3.750%(A)	1 Day SONIA(1)(A)/ 4.700%	7,243	7,623	380
GBP	2,237	08/28/34	3.500%(A)	1 Day SONIA(2)(A)/ 4.700%	(40,281)	(58,656)	(18,375)
GBP	1,134	12/04/34	3.500%(A)	1 Day SONIA(2)(A)/ 4.700%	(19,943)	(30,651)	(10,708)
GBP	150	03/19/35	3.750%(A)	1 Day SONIA(1)(A)/ 4.700%	1,140	4,663	3,523
GBP	106	06/18/35	3.813%(A)	1 Day SONIA(1)(A)/ 4.700%	(587)	2,529	3,116
GBP	210	03/19/37	3.750%(A)	1 Day SONIA(1)(A)/ 4.700%	8,266	8,968	702
GBP	210	03/19/40	4.000%(A)	1 Day SONIA(1)(A)/ 4.700%	4,435	5,458	1,023
HUF	158,650	03/19/27	6.500%(A)	6 Month BUBOR(1)(S)/ 6.480%	(1,818)	80	1,898
HUF	172,260	03/19/30	6.500%(A)	6 Month BUBOR(2)(S)/ 6.480%	4,601	(2,133)	(6,734)
HUF	23,530	03/19/35	6.750%(A)	6 Month BUBOR(1)(S)/ 6.480%	(999)	413	1,412
JPY	739,000	03/19/27	0.750%(A)	1 Day TONAR(1)(A)/ 0.227%	(7,032)	(5,035)	1,997
JPY	102,284	12/18/27	0.690%(A)	1 Day TONAR(1)(A)/ 0.227%	372	145	(227)
JPY	1,951,000	03/19/30	0.750%(A)	1 Day TONAR(1)(A)/ 0.227%	28,544	42,003	13,459
JPY	321,222	08/02/34	1.295%(A)	1 Day TONAR(1)(A)/ 0.227%	(11,798)	(3,502)	8,296
JPY	17,039	06/18/35	1.125%(A)	1 Day TONAR(2)(A)/ 0.227%	135	190	55
JPY	385,628	08/02/44	2.160%(A)	1 Day TONAR(2)(A)/ 0.227%	5,333	(33,255)	(38,588)
KRW	1,283,590	03/19/35	3.000%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	31,479	18,000	(13,479)

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	17,890	03/17/27	9.000%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	$2,887	$(479)	$(3,366)
MXN	3,540	03/07/35	9.000%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	840	(4,022)	(4,862)
NOK	127,850	03/19/27	4.000%(A)	6 Month NIBOR(2)(S)/ 4.700%	24,102	(51,616)	(75,718)
NOK	4,480	12/16/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.700%	(286)	3,679	3,965
NOK	5,966	03/19/30	3.250%(A)	6 Month NIBOR(2)(S)/ 4.700%	17,121	19,129	2,008
NOK	8,940	03/19/35	3.750%(A)	6 Month NIBOR(1)(S)/ 4.700%	(8,889)	17,683	26,572
NOK	1,431	06/18/35	3.594%(A)	6 Month NIBOR(1)(S)/ 4.700%	(32)	4,137	4,169
NZD	694	12/16/29	3.781%(S)	3 Month BBR(2)(Q)/ 4.165%	304	1,905	1,601
NZD	3,010	03/19/30	4.000%(S)	3 Month BBR(2)(Q)/ 4.165%	28,672	38,163	9,491
NZD	462	06/18/30	3.656%(S)	3 Month BBR(2)(Q)/ 4.165%	469	1,540	1,071
NZD	462	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 4.165%	(2,163)	(10,691)	(8,528)
NZD	527	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 4.165%	1,017	3,014	1,997
NZD	222	03/19/35	4.156%(S)	3 Month BBR(2)(Q)/ 4.165%	(405)	2,341	2,746
NZD	2,800	03/19/35	4.250%(S)	3 Month BBR(2)(Q)/ 4.165%	40,517	41,696	1,179
PLN	2,460	03/19/27	4.750%(A)	6 Month WIBOR(2)(S)/ 5.800%	(2,447)	(3,751)	(1,304)
PLN	280	03/19/35	5.000%(A)	6 Month WIBOR(1)(S)/ 5.800%	807	755	(52)
SEK	51,480	03/19/27	2.000%(A)	3 Month STIBOR(2)(Q)/ 2.542%	154	(31,962)	(32,116)
SEK	53,250	03/19/30	2.250%(A)	3 Month STIBOR(2)(Q)/ 2.542%	37,330	(59,094)	(96,424)
SEK	4,274	06/16/30	2.219%(A)	3 Month STIBOR(2)(Q)/ 2.542%	404	(4,549)	(4,953)
SEK	2,835	06/18/30	2.094%(A)	3 Month STIBOR(2)(Q)/ 2.542%	275	(5,219)	(5,494)
SEK	3,093	12/19/34	2.500%(A)	3 Month STIBOR(2)(Q)/ 2.542%	(56)	(5,066)	(5,010)
SEK	1,335	03/19/35	2.156%(A)	3 Month STIBOR(2)(Q)/ 2.542%	619	(5,931)	(6,550)
SEK	19,060	03/19/35	2.500%(A)	3 Month STIBOR(2)(Q)/ 2.542%	37,297	(33,147)	(70,444)
THB	7,340	03/19/27	2.000%(Q)	1 Day THOR(2)(Q)/ 2.245%	857	572	(285)
THB	7,000	03/19/30	2.000%(Q)	1 Day THOR(2)(Q)/ 2.245%	1,076	254	(822)
	179,630	03/19/25	4.396%(A)	1 Day USOIS(2)(A)/ 4.330%	2,376	22,036	19,660
	11,370	03/19/27	3.000%(A)	1 Day SOFR(1)(A)/ 4.490%	211,342	224,457	13,115
	1,050	03/19/27	3.500%(A)	1 Day SOFR(1)(A)/ 4.490%	8,989	10,798	1,809
	6,240	05/31/29	3.695%(A)	1 Day SOFR(1)(A)/ 4.490%	3,316	79,753	76,437
	7,140	09/13/29	3.038%(A)	1 Day SOFR(2)(A)/ 4.490%	5,697	(119,230)	(124,927)
	554	03/19/30	3.000%(A)	1 Day SOFR(1)(A)/ 4.490%	(29)	25,410	25,439
	5,840	03/19/30	3.000%(A)	1 Day SOFR(1)(A)/ 4.490%	232,650	267,856	35,206
	900	03/19/30	3.750%(A)	1 Day SOFR(1)(A)/ 4.490%	1,004	11,157	10,153
	421	06/16/30	3.594%(A)	1 Day SOFR(1)(A)/ 4.490%	80	4,568	4,488
	7,510	09/12/31	3.215%(A)	1 Day SOFR(1)(A)/ 4.490%	(5,203)	101,081	106,284
	136	03/19/35	3.125%(A)	1 Day SOFR(1)(A)/ 4.490%	183	10,380	10,197
	110	03/19/35	3.250%(A)	1 Day SOFR(2)(A)/ 4.490%	(7,519)	(7,280)	239
	2,680	12/13/39	3.944%(A)	1 Day SOFR(2)(A)/ 4.490%	(3,798)	(23,455)	(19,657)
	1,300	12/13/54	3.356%(A)	1 Day SOFR(1)(A)/ 4.490%	4,697	19,711	15,014
ZAR	20,000	03/19/27	7.250%(Q)	3 Month JIBAR(2)(Q)/ 7.750%	2,323	(1,655)	(3,978)
ZAR	800	03/19/35	9.000%(Q)	3 Month JIBAR(2)(Q)/ 7.750%	1,142	405	(737)

					$547,772	$392,248	$(155,524)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR 920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	$(4,263)	$(7)	$(4,256)	BOA
MYR 950	03/20/34	4.000%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	4,942	1,694	3,248	JPM

				$679	$1,687	$(1,008)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,694	$(60,994)	$18,680	$(13,670)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOA	$1,496,882	$—
GS	—	1,153,508
MSC	683,162	366,679

Total	$2,180,044	$1,520,187

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Bermuda	$—	$531,101	$—
Cayman Islands	—	8,138,191	—
United Kingdom	—	1,459,968	—
United States	—	7,074,034	—
Commercial Mortgage-Backed Securities
United States	—	9,520,374	—
Commercial Paper
Canada	—	46,194	—
Corporate Bonds
Australia	—	1,238,322	—
Austria	—	221,251	—
Belgium	—	962,316	—
Bermuda	—	299,137	—
Brazil	—	741,485	—
Canada	—	9,547,674	—
Chile	—	123,329	—
China	—	542,788	—
Colombia	—	347,057	—
Denmark	—	660,212	—
Finland	—	220,583	—
France	—	6,628,485	—
Germany	—	2,326,261	—
Greece	—	226,269	—
India	—	686,446	—
Ireland	—	2,027,697	—
Israel	—	279,422	—
Italy	—	2,490,777	—
Japan	—	873,615	—
Luxembourg	—	478,597	—

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Mexico	$—	$228,906	$—
Morocco	—	285,180	—
Netherlands	—	3,763,121	—
Norway	—	576,271	—
Peru	—	232,657	—
Poland	—	194,626	—
Portugal	—	533,660	—
Saudi Arabia	—	195,326	—
South Africa	—	381,729	—
South Korea	—	413,766	—
Spain	—	1,142,954	—
Supranational Bank	—	2,023,298	—
Sweden	—	843,971	—
Switzerland	—	1,597,481	—
United Arab Emirates	—	240,896	—
United Kingdom	—	5,963,668	—
United States	—	42,313,651	—
Municipal Bonds
California	—	284,977	—
Florida	—	250,009	—
New Jersey	—	113,135	—
New York	—	177,952	—
Pennsylvania	—	36,409	—
Residential Mortgage-Backed Securities
United States	—	7,723,296	—
Sovereign Bonds
Australia	—	6,318,425	—
Austria	—	1,766,558	—
Belgium	—	1,532,545	—
Brazil	—	465,813	—
Bulgaria	—	56,145	—
Canada	—	8,873,677	—
China	—	4,523,199	—
Colombia	—	1,604,412	—
Croatia	—	145,569	—
Czech Republic	—	213,325	—
Denmark	—	178,154	—
Dominican Republic	—	198,700	—
Ecuador	—	2,210	—
Finland	—	660,047	—
France	—	7,581,376	—
Germany	—	1,349,688	—
Greece	—	497,677	—
Hungary	—	243,328	—
Indonesia	—	2,178,850	—
Ireland	—	183,201	—
Israel	—	146,230	—
Italy	—	4,543,569	—
Japan	—	12,195,355	—
Malaysia	—	842,827	—
Mexico	—	2,239,020	—
Netherlands	—	942,814	—
New Zealand	—	1,541,308	—
Norway	—	49,370	—
Panama	—	167,190	—
Peru	—	201,208	—
Poland	—	292,772	—
Portugal	—	309,479	—

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Romania	$—	$583,390	$—
Singapore	—	83,432	—
Slovenia	—	47,440	—
South Africa	—	452,989	—
South Korea	—	1,957,099	—
Spain	—	4,004,923	—
Supranational Bank	—	1,940,762	—
Sweden	—	540,989	—
Switzerland	—	1,278,535	—
Thailand	—	82,423	—
United Kingdom	—	9,539,686	—
U.S. Government Agency Obligations	—	40,372,060	—
U.S. Treasury Obligations	—	10,491,319	—
Unaffiliated Exchange-Traded Funds	12,973,370	—	—
Short-Term Investments
Affiliated Mutual Funds	1,083,229	—	—
Foreign Treasury Obligations
France	—	5,058,800	—
Japan	—	7,448,457	—
Unaffiliated Funds	1,862,324	—	—
Options Purchased	—	48,329	—

Total	$15,918,923	$273,183,198	$—

Liabilities
Options Written	$—	$(50,197)	$—

Other Financial Instruments*
Assets
Futures Contracts	$785,744	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	7,852,078	—
OTC Cross Currency Exchange Contracts	—	253	—
Centrally Cleared Credit Default Swap Agreements	—	31,312	—
Centrally Cleared Inflation Swap Agreements	—	20,487	—
OTC Inflation Swap Agreements	—	2,408	—
Centrally Cleared Interest Rate Swap Agreements	—	1,244,011	—
OTC Interest Rate Swap Agreement	—	4,942	—

Total	$785,744	$9,155,491	$—

Liabilities
Forward Commitment Contracts	$—	$(2,875,519)	$—
Futures Contracts	(629,553)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,672,813)	—
OTC Cross Currency Exchange Contracts	—	(2,657)	—
Centrally Cleared Credit Default Swap Agreements	—	(11,313)	—
OTC Credit Default Swap Agreement	—	(47,963)	—
Centrally Cleared Inflation Swap Agreements	—	(46,331)	—
OTC Inflation Swap Agreements	—	(9,414)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,399,535)	—
OTC Interest Rate Swap Agreement	—	(4,263)	—

Total	$(629,553)	$(8,069,808)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Sovereign Bonds	30.5%
U.S. Government Agency Obligations	14.9
Banks	10.1
Unaffiliated Exchange-Traded Funds	4.8
Foreign Treasury Obligations	4.6
U.S. Treasury Obligations	3.9
Collateralized Loan Obligations	3.8
Commercial Mortgage-Backed Securities	3.5
Diversified Financial Services	3.5
Residential Mortgage-Backed Securities	2.9
Pipelines	1.6
Electric	1.6
Oil & Gas	1.5
Automobiles	1.1
Telecommunications	0.9
Multi-National	0.8
Internet	0.8
Healthcare-Services	0.8
Real Estate Investment Trusts (REITs)	0.8
Software	0.7
Unaffiliated Funds	0.7
Pharmaceuticals	0.7
Semiconductors	0.7
Chemicals	0.6
Commercial Services	0.6
Insurance	0.6
Media	0.5
Aerospace & Defense	0.5
Credit Cards	0.5
Auto Manufacturers	0.5
Entertainment	0.5
Foods	0.4
Electronics	0.4
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	0.4
Mining	0.4
Municipal Bonds	0.3
Building Materials	0.3
Lodging	0.3
Water	0.3
Transportation	0.3

Real Estate	0.3%
Savings & Loans	0.3
Trucking & Leasing	0.3
Equipment	0.2
Consumer Loans	0.2
Retail	0.2
Beverages	0.2
Gas	0.2
Student Loans	0.2
Environmental Control	0.2
Agriculture	0.2
Packaging & Containers	0.2
Home Builders	0.2
Iron/Steel	0.1
Biotechnology	0.1
Energy-Alternate Sources	0.1
Airlines	0.1
Engineering & Construction	0.1
Other	0.1
Leisure Time	0.1
Auto Parts & Equipment	0.1
Home Equity Loans	0.1
Distribution/Wholesale	0.1
Machinery-Diversified	0.1
Electrical Components & Equipment	0.0	*
Healthcare-Products	0.0	*
Machinery-Construction & Mining	0.0	*
Oil & Gas Services	0.0	*
Forest Products & Paper	0.0	*
Options Purchased	0.0	*
Commercial Paper	0.0	*
Computers	0.0	*
Cosmetics/Personal Care	0.0	*
Collateralized Debt Obligation	0.0	*

	106.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(6.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$31,312	*	Due from/to broker-variation margin swaps	$11,313	*

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$60,987
Credit contracts	Unrealized appreciation on OTC swap agreements	13,024		—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	253		Unrealized depreciation on OTC cross currency exchange contracts	2,657
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,852,078		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,672,813
Interest rate contracts	Due from/to broker-variation margin futures	785,744	*	Due from/to broker-variation margin futures	629,553	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,264,498	*	Due from/to broker-variation margin swaps	1,445,866	*
Interest rate contracts	Premiums paid for OTC swap agreements	1,694		Premiums received for OTC swap agreements	7
Interest rate contracts	Unaffiliated investments	48,329		Options written outstanding, at value	50,197
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,656		Unrealized depreciation on OTC swap agreements	13,670

		$10,002,588			$5,887,063

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$191,564
Foreign exchange contracts	—	—	—	11,584,825	—
Interest rate contracts	346,780	857,580	955,152	—	(276,665)

Total	$346,780	$857,580	$955,152	$11,584,825	$(85,101)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$14,848
Foreign exchange contracts	—	—	—	10,742,345	—
Interest rate contracts	12,385	109,991	(515,226)	—	(566,535)

Total	$12,385	$109,991	$(515,226)	$10,742,345	$(551,687)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$67,784
Options Written (2)	93,256,724
Futures Contracts - Long Positions (2)	155,809,420
Futures Contracts - Short Positions (2)	95,997,268
Forward Foreign Currency Exchange Contracts - Purchased (3)	312,746,294
Forward Foreign Currency Exchange Contracts - Sold (3)	560,646,506
Cross Currency Exchange Contracts (4)	4,306,058
Interest Rate Swap Agreements (2)	895,287,007
Credit Default Swap Agreements - Buy Protection (2)	4,183,262
Credit Default Swap Agreements - Sell Protection (2)	17,055,108
Inflation Swap Agreements (2)	20,494,904

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$95,747	$(95,747)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
ANZ(5)	$33,948	$(71,129)	$(37,181)	$—	$(37,181)
BARC(3)	23,202	—	23,202	—	23,202
BARC(5)	1,130,954	(535,634)	595,320	(62,055)	533,265
BNP(3)	613,701	(109,907)	503,794	—	503,794
BNP(5)	297,633	(220,331)	77,302	—	77,302
BNYM(3)	118,160	(358,997)	(240,837)	—	(240,837)
BOA(3)	540,414	(93,559)	446,855	—	446,855
BOA(4)	—	(4,263)	(4,263)	4,263	—
BOA(5)	54,552	(31,444)	23,108	—	23,108
CA(5)	11,985	(26,188)	(14,203)	—	(14,203)
CBA(5)	—	(138,646)	(138,646)	—	(138,646)
CIBC(5)	—	(20,083)	(20,083)	—	(20,083)
CITI(3)	519,692	(60,336)	459,356	—	459,356
CITI(5)	147,032	(191,566)	(44,534)	—	(44,534)
DB(4)	45,534	(50,197)	(4,663)	—	(4,663)
DB(5)	214,922	(45,265)	169,657	—	169,657
GSI(3)	—	(3,936)	(3,936)	—	(3,936)
GSI(5)	78,102	(202,646)	(124,544)	—	(124,544)
HSBC(5)	38,144	(31,592)	6,552	—	6,552
HSBCNA(3)	107,455	(172)	107,283	—	107,283
JPM(3)	562,200	(123,459)	438,741	—	438,741
JPM(4)	2,314,287	(804,814)	1,509,473	(480,000)	1,029,473
JPM(5)	115,020	(85,965)	29,055	—	29,055

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
ML(5)	1,529	—	1,529	—	1,529
MSCS(3)	28,038	(20,551)	7,487	—	7,487
MSI(4)	15,819	(60,987)	(45,168)	40,000	(5,168)
MSI(5)	177,190	(47,180)	130,010	—	130,010
NWM(5)	—	(6,610)	(6,610)	—	(6,610)
RBC(5)	109,753	(180,776)	(71,023)	—	(71,023)
SCB(3)	1,522	(27,431)	(25,909)	—	(25,909)
SCB(5)	58,534	(82,078)	(23,544)	—	(23,544)
SG(5)	7,799	(1,830)	5,969	—	5,969
SSB(5)	27,716	(31,970)	(4,254)	—	(4,254)
TD(5)	24,001	(38,736)	(14,735)	—	(14,735)
UAG(3)	$34,584	$(14,916)	$19,668	$—	$19,668
UAG(5)	399,868	(20,923)	378,945	—	378,945
WBC(5)	27,559	(53,354)	(25,795)	—	(25,795)
WF(5)	40,185	(2,860)	37,325	—	37,325

	$7,921,034	$(3,800,331)	$4,120,703	$(497,792)	$3,622,911

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Asset and Liabilities.

(2)	Collateral amount disclosed by Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	AllianceBernstein L.P.
(4)	Goldman Sachs Asset Management, L.P.
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $95,747:
Unaffiliated investments (cost $299,901,221)	$288,018,892
Affiliated investments (cost $1,083,229)	1,083,229
Foreign currency, at value (cost $423,592)	420,524
Cash segregated for counterparty — OTC	50,357
Receivable for investments sold	8,069,262
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,852,078
Dividends and interest receivable	2,551,714
Deposit with broker for centrally cleared/exchange-traded derivatives	2,180,044
Due from broker-variation margin futures	195,607
Receivable for Portfolio shares sold	113,790
Due from broker-variation margin swaps	76,650
Tax reclaim receivable	72,878
Unrealized appreciation on OTC swap agreements	18,680
Premiums paid for OTC swap agreements	1,694
Unrealized appreciation on OTC cross currency exchange contracts	253
Prepaid expenses	7,343

Total Assets	310,712,995

LIABILITIES
Payable for investments purchased	32,005,885
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,672,813
Forward commitment contracts, at value (proceeds receivable $2,926,839)	2,875,519
Cash segregated from counterparty — OTC	480,000
Accrued expenses and other liabilities	285,782
Payable to broker for collateral for securities on loan	97,750
Premiums received for OTC swap agreements	60,994
Options written outstanding, at value (premiums received $69,179)	50,197
Payable for Portfolio shares purchased	39,434
Due to broker-variation margin futures	28,380
Unrealized depreciation on OTC swap agreements	13,670
Management fee payable	13,303
Distribution fee payable	11,092
Unrealized depreciation on OTC cross currency exchange contracts	2,657
Affiliated transfer agent fee payable	707
Trustees’ fees payable	541

Total Liabilities	39,638,724

NET ASSETS	$271,074,271

Net assets were comprised of:
Partners’ Equity	$271,074,271

Net asset value and redemption price per share, $271,074,271 / 23,297,377 outstanding shares of beneficial interest	$11.64

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $25,929 foreign withholding tax)	$22,984,832
Unaffiliated dividend income (net of $46,888 foreign withholding tax, of which $40,987 is reimbursable by an affiliate)	934,404
Affiliated dividend income	352,914
Income from securities lending, net (including affiliated income of $23,028)	23,501

Total income	24,295,651

EXPENSES
Management fee	3,640,905
Distribution fee	1,436,504
Custodian and accounting fees	272,333
Audit fee	115,300
Professional fees	64,678
Shareholders’ reports	19,614
Trustees’ fees	17,581
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	60,812

Total expenses	5,636,766
Less: Fee waiver and/or expense reimbursement	(673,885)

Net expenses	4,962,881

NET INVESTMENT INCOME (LOSS)	19,332,770

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(11,551)) (net of foreign capital gains taxes $(10,198))	(6,865,186)
Futures transactions	955,152
Forward and cross currency contract transactions	11,584,825
Options written transactions	857,580
Swap agreements transactions	(85,101)
Foreign currency transactions	(6,877,179)

(429,909)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,042)	(13,356,546)
Futures	(515,226)
Forward and cross currency contracts	10,742,345
Options written	109,991
Swap agreements	(551,687)
Foreign currencies	(91,841)

(3,662,964)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(4,092,873)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,239,897

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,332,770	$9,361,072
Net realized gain (loss) on investment and foreign currency transactions	(429,909)	(20,859,998)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,662,964)	37,804,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,239,897	26,305,402

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,654,100 and 33,284,740 shares, respectively]	120,189,488	367,641,253
Portfolio shares issued in merger [0 and 995,343 shares, respectively]	—	10,779,562
Portfolio shares purchased [45,195,573 and 6,285,940 shares, respectively]	(519,401,210)	(67,611,519)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(399,211,722)	310,809,296

TOTAL INCREASE (DECREASE)	(383,971,825)	337,114,698
NET ASSETS:
Beginning of year	655,046,096	317,931,398

End of year	$271,074,271	$655,046,096

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GLOBAL BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$11.33	$10.65	$12.14	$12.31	$11.79

Income (Loss) From Investment Operations:
Net investment income (loss)	0.38	0.30	0.11	0.06	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)	0.38	(1.60)	(0.23)	0.45

Total from investment operations	0.31	0.68	(1.49)	(0.17)	0.52

Net Asset Value, end of year	$11.64	$11.33	$10.65	$12.14	$12.31

Total Return(b)	2.74%	6.29%	(12.19)%	(1.46)%	4.50%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$271	$655	$318	$462	$4,070
Average net assets (in millions)	$575	$342	$357	$2,352	$2,305
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.86%	0.84%	0.84%	0.84%	0.88%
Expenses before waivers and/or expense reimbursement	0.98%	1.01%	1.03%	0.90%	0.90%
Net investment income (loss)	3.36%	2.74%	0.96%	0.53%	0.58%
Portfolio turnover rate(d)(e)	365%	289%	278%	287%	174%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

LONG-TERM INVESTMENTS — 87.6%
AFFILIATED MUTUAL FUNDS — 39.8%
Domestic Equity — 7.7%
AST Large-Cap Growth Portfolio*	1,309,437	$123,545,387
AST Large-Cap Value Portfolio*	879,506	46,253,243
AST Small-Cap Equity Portfolio*	374,940	30,055,186
PSF PGIM Jennison Blend Portfolio*	323,598	39,796,048
PSF PGIM Jennison Value Portfolio	262,366	16,043,679

		255,693,543

Fixed Income — 31.2%
AST PGIM Fixed Income Central Portfolio*	92,802,702	1,024,541,832
PSF PGIM High Yield Bond Portfolio*	1,485,722	10,682,338

		1,035,224,170

International Equity — 0.9%
PGIM Global Real Estate Fund	266,978	5,166,021
PGIM Jennison Emerging Markets Equity Opportunities Fund	237,236	4,161,115
PGIM Jennison International Opportunities Fund	716,722	21,781,187

		31,108,323

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,197,301,940)(wa)		1,322,026,036

COMMON STOCKS — 16.2%
Aerospace & Defense — 0.4%
Airbus SE (France)	3,533	565,743
BAE Systems PLC (United Kingdom)	20,565	295,011
Dassault Aviation SA (France)	546	111,567
General Dynamics Corp.	1,977	520,920
General Electric Co.	9,500	1,584,505
Howmet Aerospace, Inc.	7,399	809,229
Kongsberg Gruppen ASA (Norway)	3,242	364,747
L3Harris Technologies, Inc.	4,600	967,288
Leonardo SpA (Italy)	1,284	34,544
Lockheed Martin Corp.	2,800	1,360,632
MTU Aero Engines AG (Germany)	692	231,125
Northrop Grumman Corp.	4,255	1,996,829
Rheinmetall AG (Germany)	572	365,455
Rolls-Royce Holdings PLC (United Kingdom)*	108,945	772,572
RTX Corp.	9,351	1,082,098
Safran SA (France)	3,318	726,999
Singapore Technologies Engineering Ltd. (Singapore)	29,900	102,023
Thales SA (France)	2,486	356,978

		12,248,265

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	9,214	325,276
InPost SA (Poland)*	7,899	134,853
United Parcel Service, Inc. (Class B Stock)	14,233	1,794,781

		2,254,910

Automobile Components — 0.0%
Cie Generale des Etablissements Michelin SCA (France)	10,199	335,603

	Shares	Value

COMMON STOCKS (continued)
Automobile Components (cont’d.)
Continental AG (Germany)	1,309	$88,205
Denso Corp. (Japan)	9,800	135,113
Sumitomo Electric Industries Ltd. (Japan)	14,000	250,284

		809,205

Automobiles — 0.4%
Ferrari NV (Italy)	1,305	556,842
Ford Motor Co.	43,400	429,660
General Motors Co.	23,100	1,230,537
Honda Motor Co. Ltd. (Japan)	15,000	142,812
Isuzu Motors Ltd. (Japan)	8,000	108,827
Mazda Motor Corp. (Japan)	5,500	37,502
Mercedes-Benz Group AG (Germany)	4,080	227,467
Stellantis NV	14,203	184,759
Subaru Corp. (Japan)	21,900	389,126
Suzuki Motor Corp. (Japan)	34,600	387,671
Tesla, Inc.*	16,239	6,557,958
Toyota Motor Corp. (Japan)	73,600	1,437,058
Yamaha Motor Co. Ltd. (Japan)	30,100	265,202

		11,955,421

Banks — 1.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	12,599	194,422
AIB Group PLC (Ireland)	164,794	911,295
ANZ Group Holdings Ltd. (Australia)	52,994	933,744
Banco Bilbao Vizcaya Argentaria SA (Spain)	59,413	581,323
Banco Santander SA (Spain)	126,441	584,948
Bank Hapoalim BM (Israel)	5,930	71,588
Bank Leumi Le-Israel BM (Israel)	27,134	322,822
Bank of America Corp.	56,683	2,491,218
Barclays PLC (United Kingdom)	269,533	901,641
BNP Paribas SA (France)	14,486	889,394
BOC Hong Kong Holdings Ltd. (China)	42,500	135,708
BPER Banca SpA (Italy)	29,286	186,781
CaixaBank SA (Spain)	126,087	684,548
Citigroup, Inc.	16,200	1,140,318
Commonwealth Bank of Australia (Australia)	13,575	1,284,483
Credit Agricole SA (France)	18,896	260,000
Danske Bank A/S (Denmark)	4,832	137,000
DBS Group Holdings Ltd. (Singapore)	17,330	555,348
DNB Bank ASA (Norway)	24,261	484,357
Erste Group Bank AG (Austria)	6,977	431,849
HSBC Holdings PLC (United Kingdom)	243,141	2,388,399
Huntington Bancshares, Inc.	8,400	136,668
ING Groep NV (Netherlands)	72,590	1,137,601
Intesa Sanpaolo SpA (Italy)	167,081	670,132
Japan Post Bank Co. Ltd. (Japan)	9,200	86,955
JPMorgan Chase & Co.	16,000	3,835,360
KeyCorp.	15,900	272,526
Lloyds Banking Group PLC (United Kingdom)	403,793	275,762
M&T Bank Corp.	1,600	300,816
Mitsubishi UFJ Financial Group, Inc. (Japan)	155,400	1,814,249

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Mizrahi Tefahot Bank Ltd. (Israel)	3,917	$169,563
Mizuho Financial Group, Inc. (Japan)	13,300	324,687
National Australia Bank Ltd. (Australia)	17,634	404,036
NatWest Group PLC (United Kingdom)	114,302	572,797
Nordea Bank Abp (Finland)	36,809	401,614
Oversea-Chinese Banking Corp. Ltd. (Singapore)	14,900	181,975
PNC Financial Services Group, Inc. (The)	5,059	975,628
Resona Holdings, Inc. (Japan)	28,300	204,008
Sberbank of Russia PJSC (Russia)^	61,896	—
Standard Chartered PLC (United Kingdom)	28,788	354,415
Sumitomo Mitsui Financial Group, Inc. (Japan)	50,300	1,207,212
Svenska Handelsbanken AB (Sweden) (Class A Stock)	13,388	138,232
Swedbank AB (Sweden) (Class A Stock)	6,306	124,518
Synovus Financial Corp.	7,700	394,471
Truist Financial Corp.	37,898	1,644,015
U.S. Bancorp	35,731	1,709,014
UniCredit SpA (Italy)	18,293	732,605
United Overseas Bank Ltd. (Singapore)	3,800	100,912
Wells Fargo & Co.	43,326	3,043,218
Westpac Banking Corp. (Australia)	31,415	627,075
Zions Bancorp NA	2,800	151,900

		37,563,150

Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	4,251	212,822
Asahi Group Holdings Ltd. (Japan)	22,600	237,090
Carlsberg A/S (Denmark) (Class B Stock)	1,656	159,047
Coca-Cola Co. (The)	33,552	2,088,948
Coca-Cola Europacific Partners PLC (United Kingdom)	5,029	386,277
Coca-Cola HBC AG (Italy)*	5,650	193,015
Diageo PLC (United Kingdom)	17,854	567,361
Keurig Dr. Pepper, Inc.	33,400	1,072,808
PepsiCo, Inc.	4,234	643,822
Pernod Ricard SA (France)	1,063	120,105

		5,681,295

Biotechnology — 0.2%
AbbVie, Inc.	16,644	2,957,639
Amgen, Inc.	4,200	1,094,688
Argenx SE (Netherlands)*	492	303,914
Biogen, Inc.*	5,100	779,892
CSL Ltd.	3,829	667,972
Genmab A/S (Denmark)*	630	131,571
Gilead Sciences, Inc.	4,300	397,191
Neurocrine Biosciences, Inc.*	2,900	395,850
Regeneron Pharmaceuticals, Inc.*	965	687,399
Ultragenyx Pharmaceutical, Inc.*	5,400	227,178
United Therapeutics Corp.*	500	176,420

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	953	$383,773

		8,203,487

Broadline Retail — 0.5%
Amazon.com, Inc.*	66,057	14,492,245
Next PLC (United Kingdom)	2,209	262,037
Pan Pacific International Holdings Corp. (Japan)	6,900	187,450
Prosus NV (China)*	11,926	474,021
Wesfarmers Ltd. (Australia)	5,788	255,700

		15,671,453

Building Products — 0.1%
AGC, Inc. (Japan)	7,000	204,477
Allegion PLC	1,700	222,156
Armstrong World Industries, Inc.	3,300	466,389
Assa Abloy AB (Sweden) (Class B Stock)	5,491	162,184
Carrier Global Corp.	5,018	342,529
Cie de Saint-Gobain SA (France)	10,319	916,964
Daikin Industries Ltd. (Japan)	1,300	151,685
Geberit AG (Switzerland)	444	251,803
Hayward Holdings, Inc.*	33,300	509,157
ROCKWOOL A/S (Denmark) (Class B Stock)	501	178,274
Trane Technologies PLC	1,852	684,036

		4,089,654

Capital Markets — 0.6%
3i Group PLC (United Kingdom)	12,899	574,176
Ameriprise Financial, Inc.	1,344	715,586
Amundi SA (France), 144A	3,309	220,216
Ares Management Corp. (Class A Stock)	2,444	432,661
ASX Ltd. (Australia)	726	29,195
Bank of New York Mellon Corp. (The)	19,964	1,533,834
Blackrock, Inc.	1,204	1,234,233
Blackstone, Inc.	2,684	462,775
Charles Schwab Corp. (The)	9,303	688,515
CME Group, Inc.	749	173,940
Daiwa Securities Group, Inc. (Japan)	13,500	89,083
Deutsche Bank AG (Germany)	30,665	529,183
Deutsche Boerse AG (Germany)	999	230,126
Euronext NV (Netherlands), 144A	2,812	315,470
Goldman Sachs Group, Inc. (The)	792	453,515
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	7,400	276,973
Houlihan Lokey, Inc.	4,600	798,836
Janus Henderson Group PLC	17,700	752,781
London Stock Exchange Group PLC (United Kingdom)	1,724	243,351
Macquarie Group Ltd. (Australia)	1,831	250,413
Morgan Stanley	22,358	2,810,848
MSCI, Inc.	1,900	1,140,019
Nasdaq, Inc.	11,400	881,334
Nomura Holdings, Inc. (Japan)	66,000	382,921
Raymond James Financial, Inc.	2,900	450,457

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Robinhood Markets, Inc. (Class A Stock)*	21,900	$815,994
S&P Global, Inc.	3,500	1,743,105
Singapore Exchange Ltd. (Singapore)	24,000	223,719
State Street Corp.	4,000	392,600
UBS Group AG (Switzerland)	48,111	1,473,003

		20,318,862

Chemicals — 0.2%
Air Liquide SA (France)	3,450	560,831
Air Products & Chemicals, Inc.	2,438	707,117
Akzo Nobel NV (Netherlands)	1,196	71,788
Arkema SA (France)	627	47,710
Asahi Kasei Corp. (Japan)	38,400	264,585
BASF SE (Germany)	2,792	122,432
Celanese Corp.	1,700	117,657
DSM-Firmenich AG (Switzerland)	2,056	207,829
DuPont de Nemours, Inc.	12,200	930,250
Ecolab, Inc.	2,100	492,072
Evonik Industries AG (Germany)	8,601	149,503
Givaudan SA (Switzerland)	92	402,167
International Flavors & Fragrances, Inc	1,800	152,190
LANXESS AG (Germany)	4,849	118,555
Linde PLC	1,900	795,473
LyondellBasell Industries NV (Class A Stock)	7,200	534,744
Mitsubishi Chemical Group Corp. (Japan)	6,000	30,304
Mitsui Chemicals, Inc. (Japan)	1,300	28,378
Nippon Sanso Holdings Corp. (Japan)	1,400	38,847
Nitto Denko Corp. (Japan)	18,800	314,314
Orica Ltd. (Australia)	20,308	208,186
PPG Industries, Inc.	1,376	164,363
Sherwin-Williams Co. (The)	1,500	509,895
Shin-Etsu Chemical Co. Ltd. (Japan)	9,300	306,315
Sika AG (Switzerland)	612	146,028
Solvay SA (Belgium)	5,784	186,994
Symrise AG (Germany)	977	104,219
Yara International ASA (Brazil)	2,208	58,450

		7,771,196

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	29,184	347,090
Cintas Corp.	800	146,160
Republic Services, Inc.	724	145,654
TOPPAN Holdings, Inc. (Japan)	4,000	106,113
Veralto Corp.	9,700	987,945
Waste Management, Inc.	700	141,253

		1,874,215

Communications Equipment — 0.1%
Arista Networks, Inc.*	14,400	1,591,632
Cisco Systems, Inc.	28,800	1,704,960
Nokia OYJ (Finland)	80,663	356,806
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	43,656	353,546

		4,006,944

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	5,632	$282,233
Bouygues SA (France)	3,069	90,875
Eiffage SA (France)	2,901	254,392
Ferrovial SE	1,820	76,394
MasTec, Inc.*	7,000	952,980
Skanska AB (Sweden) (Class B Stock)	3,466	72,881
Taisei Corp. (Japan)	1,700	71,228
Vinci SA (France)	9,618	990,237

		2,791,220

Construction Materials — 0.1%
CRH PLC (XLON)	5,910	547,090
CRH PLC (NYSE)	13,700	1,267,524
Heidelberg Materials AG (Germany)	3,297	407,388
Holcim AG*	6,336	610,062
Vulcan Materials Co.	3,075	790,982

		3,623,046

Consumer Finance — 0.1%
American Express Co.	10,416	3,091,364
Capital One Financial Corp.	2,493	444,552

		3,535,916

Consumer Staples Distribution & Retail — 0.3%
Carrefour SA (France)	15,241	216,922
Coles Group Ltd. (Australia)	29,171	340,529
Costco Wholesale Corp.	2,000	1,832,540
Dollar Tree, Inc.*	12,200	914,268
Endeavour Group Ltd. (Australia)	26,163	67,872
J Sainsbury PLC (United Kingdom)	9,790	33,454
Kesko OYJ (Finland) (Class B Stock)	7,204	135,920
Koninklijke Ahold Delhaize NV (Netherlands)	15,746	514,571
Marks & Spencer Group PLC (United Kingdom)	34,243	160,367
MatsukiyoCocokara & Co. (Japan)	15,800	230,031
Seven & i Holdings Co. Ltd. (Japan)	22,500	352,747
Tesco PLC (United Kingdom)	189,838	873,132
US Foods Holding Corp.*	12,800	863,488
Walmart, Inc.	30,616	2,766,155
Woolworths Group Ltd. (Australia)	6,919	130,428

		9,432,424

Containers & Packaging — 0.0%
Avery Dennison Corp.	1,000	187,130
Crown Holdings, Inc.	1,400	115,766

		302,896

Distributors — 0.0%
LKQ Corp.	3,800	139,650

Diversified Consumer Services — 0.0%
Duolingo, Inc.*	1,100	356,653

Diversified REITs — 0.0%
Covivio SA (France)	986	49,974
GPT Group (The) (Australia)	65,073	175,300
Mirvac Group (Australia)	139,019	160,776

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	19,201	$56,951

		443,001

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	36,300	826,551
Deutsche Telekom AG (Germany)	49,110	1,471,488
Elisa OYJ (Finland)	2,510	108,942
Koninklijke KPN NV (Netherlands)	84,273	307,297
Nippon Telegraph & Telephone Corp. (Japan)	483,700	483,150
Orange SA (France)	33,010	329,368
Telia Co. AB (Sweden)	47,174	131,119
Telstra Group Ltd. (Australia)	132,353	328,011
Verizon Communications, Inc.	35,768	1,430,362

		5,416,288

Electric Utilities — 0.3%
American Electric Power Co., Inc.	9,300	857,739
Chubu Electric Power Co., Inc. (Japan)	17,000	178,348
Constellation Energy Corp.	800	178,968
Enel SpA (Italy)	87,877	627,106
Exelon Corp.	26,500	997,460
Fortum OYJ (Finland)	15,214	212,976
Iberdrola SA (Spain)	65,414	901,420
Kansai Electric Power Co., Inc. (The) (Japan)	13,500	149,632
Mercury NZ Ltd. (New Zealand)	8,173	26,743
NextEra Energy, Inc.	28,871	2,069,762
NRG Energy, Inc.	11,900	1,073,618
PG&E Corp.	58,983	1,190,277
Southern Co. (The)	4,952	407,648
SSE PLC (United Kingdom)	4,960	99,420
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	63,800	190,706
Verbund AG (Austria)	388	28,116
Xcel Energy, Inc.	4,211	284,327

		9,474,266

Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	18,641	1,006,586
Acuity Brands, Inc.	900	262,917
Eaton Corp. PLC	6,578	2,183,041
Emerson Electric Co.	2,700	334,611
Fuji Electric Co. Ltd. (Japan)	700	37,423
Fujikura Ltd. (Japan)	6,700	273,533
Legrand SA (France)	3,185	309,809
Mitsubishi Electric Corp. (Japan)	9,300	157,038
Nidec Corp. (Japan)	11,700	210,151
Prysmian SpA (Italy)	1,528	97,787
Schneider Electric SE	5,136	1,278,639
Sensata Technologies Holding PLC	3,300	90,420
Siemens Energy AG (Germany)*	8,339	442,564
Vertiv Holdings Co. (Class A Stock)	10,300	1,170,183

		7,854,702

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	11,900	826,455
Corning, Inc.	6,150	292,248

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Halma PLC (United Kingdom)	5,585	$187,371
Keyence Corp. (Japan)	1,600	650,355
Murata Manufacturing Co. Ltd. (Japan) .	16,600	263,356
TDK Corp. (Japan)	25,100	323,252
Yokogawa Electric Corp. (Japan)	7,700	163,774
Zebra Technologies Corp. (Class A Stock)*	600	231,732

		2,938,543

Energy Equipment & Services — 0.0%
Baker Hughes Co	26,347	1,080,754
Schlumberger NV	6,300	241,542

		1,322,296

Entertainment — 0.2%
CTS Eventim AG & Co. KGaA (Germany)	2,230	188,513
Electronic Arts, Inc.	1,900	277,970
Konami Group Corp. (Japan)	2,400	224,569
Netflix, Inc.*	3,200	2,852,224
Nintendo Co. Ltd. (Japan)	6,600	384,396
Sea Ltd. (Singapore), ADR*	5,900	625,990
Spotify Technology SA*	1,500	671,070
Walt Disney Co. (The)	14,000	1,558,900
Warner Bros Discovery, Inc.*	33,800	357,266

		7,140,898

Financial Services — 0.5%
Adyen NV (Netherlands), 144A*	80	118,886
Berkshire Hathaway, Inc. (Class B Stock)*(a)	8,900	4,034,192
Block, Inc.*	8,900	756,411
Corpay, Inc.*	101	34,180
Equitable Holdings, Inc.	2,600	122,642
Eurazeo SE (France)	1,545	115,240
EXOR NV (Netherlands)	1,430	131,096
Fidelity National Information Services, Inc.(a)	14,000	1,130,780
Fiserv, Inc.*	500	102,710
Industrivarden AB (Sweden) (Class A Stock)	1,408	44,506
Industrivarden AB (Sweden) (Class C Stock)	2,445	77,227
Investor AB (Sweden) (Class B Stock)	21,043	557,364
M&G PLC (United Kingdom)	33,145	82,022
Mastercard, Inc. (Class A Stock)	6,326	3,331,082
ORIX Corp. (Japan)	27,100	582,214
PayPal Holdings, Inc.*	17,100	1,459,485
Visa, Inc. (Class A Stock)	7,700	2,433,508

		15,113,545

Food Products — 0.2%
Associated British Foods PLC (United Kingdom)	9,612	245,187
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	33,278
Conagra Brands, Inc.	17,800	493,950
Danone SA (France)	3,544	239,503

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
General Mills, Inc.	9,900	$631,323
Hershey Co. (The)(a)	1,058	179,172
Ingredion, Inc.	5,800	797,848
J.M. Smucker Co. (The)	4,800	528,576
JDE Peet’s NV (Netherlands)	6,105	104,890
Mondelez International, Inc. (Class A Stock)	13,752	821,407
Nestle SA.	22,943	1,882,317
Nissin Foods Holdings Co. Ltd. (Japan)	11,000	265,743
Orkla ASA (Norway)	3,765	32,572
WH Group Ltd. (Hong Kong), 144A	441,500	340,235
Wilmar International Ltd. (China)	69,800	158,428

		6,754,429

Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	8,900	194,657
Snam SpA (Italy)	26,146	115,899

		310,556

Ground Transportation — 0.1%
CSX Corp.(a)	40,304	1,300,610
Grab Holdings Ltd. (Singapore) (Class A Stock)*	8,000	37,760
Norfolk Southern Corp.	3,985	935,280
Ryder System, Inc.	700	109,802
Uber Technologies, Inc.*	21,800	1,314,976
Union Pacific Corp.	3,153	719,010

		4,417,438

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	19,601	2,217,069
Alcon AG	2,908	246,562
Becton, Dickinson & Co.	5,827	1,321,972
Boston Scientific Corp.*	14,100	1,259,412
Cochlear Ltd. (Australia)	165	29,548
Demant A/S (Denmark)*	1,363	50,167
Edwards Lifesciences Corp.*	3,411	252,516
EssilorLuxottica SA (France)	1,178	287,349
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	13,109	281,754
Hoya Corp. (Japan)	6,200	769,459
Intuitive Surgical, Inc.*	2,000	1,043,920
Koninklijke Philips NV (Netherlands)*	4,791	121,362
Medtronic PLC	24,985	1,995,802
Olympus Corp. (Japan)	9,400	140,344
Sonova Holding AG (Switzerland)	88	28,777
STERIS PLC	2,200	452,232
Stryker Corp.	1,820	655,291
Sysmex Corp. (Japan)	1,600	29,336
Terumo Corp. (Japan)	5,400	104,251

		11,287,123

Health Care Providers & Services — 0.2%
Cencora, Inc.	728	163,567
Centene Corp.*	17,100	1,035,918
Cigna Group (The)	5,074	1,401,134
CVS Health Corp.	5,667	254,392
Fresenius Medical Care AG (Germany)	6,340	288,665

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Fresenius SE & Co. KGaA (Germany)*	2,017	$70,012
Humana, Inc.	400	101,484
McKesson Corp.	1,300	740,883
Quest Diagnostics, Inc.	3,516	530,424
Ramsay Health Care Ltd. (Australia)	4,609	98,352
Sonic Healthcare Ltd. (Australia)	7,205	120,171
Tenet Healthcare Corp.*	700	88,361
UnitedHealth Group, Inc.	6,917	3,499,034

		8,392,397

Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	1,006	98,135
Healthpeak Properties, Inc.	4,500	91,215
Ventas, Inc.	9,239	544,085

		733,435

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	1,586	244,993
Veeva Systems, Inc. (Class A Stock)*	3,500	735,875

		980,868

Hotels, Restaurants & Leisure — 0.3%
Accor SA (France)	2,013	97,908
Amadeus IT Group SA (Spain)	3,237	228,481
Aristocrat Leisure Ltd. (Australia)	9,514	401,782
Booking Holdings, Inc.	340	1,689,263
Cava Group, Inc.*	6,300	710,640
Chipotle Mexican Grill, Inc.*	31,625	1,906,987
Compass Group PLC (United Kingdom)	20,940	696,746
Darden Restaurants, Inc.(a)	5,800	1,082,802
Evolution AB (Sweden), 144A	1,696	130,788
Expedia Group, Inc.*	1,600	298,128
Galaxy Entertainment Group Ltd. (Macau)	21,000	88,402
InterContinental Hotels Group PLC (United Kingdom)	858	106,756
La Francaise des Jeux SACA (France), 144A	7,322	281,974
Marriott International, Inc. (Class A Stock)	1,462	407,810
McDonald’s Corp.	5,715	1,656,721
Oriental Land Co. Ltd. (Japan)	6,600	142,271
Royal Caribbean Cruises Ltd.	1,300	299,897
Sands China Ltd. (Macau)*	41,600	110,764
Sodexo SA (France)	1,830	150,996
Yum! Brands, Inc.	1,455	195,203
Zensho Holdings Co. Ltd. (Japan)	3,500	198,215

		10,882,534

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	2,208	107,455
Cairn Homes PLC (Ireland)	107,234	258,838
Garmin Ltd.	1,500	309,390
Lennar Corp. (Class A Stock)	1,900	259,103
Panasonic Holdings Corp. (Japan)	23,000	235,074
SEB SA (France)	1,074	97,056

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	70,500	$1,485,827

		2,752,743

Household Products — 0.1%
Colgate-Palmolive Co.	13,800	1,254,558
Essity AB (Sweden) (Class B Stock)	15,880	424,603
Henkel AG & Co. KGaA (Germany)	1,175	90,533
Procter & Gamble Co. (The)	13,248	2,221,027
Reckitt Benckiser Group PLC (United Kingdom)	7,991	483,702

		4,474,423

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	9,600	123,552
Meridian Energy Ltd. (New Zealand)	15,200	50,261
RWE AG (Germany)	5,064	151,480

		325,293

Industrial Conglomerates — 0.2%
3M Co.	11,300	1,458,717
DCC PLC (United Kingdom)	1,473	94,384
Hitachi Ltd. (Japan)	43,400	1,062,868
Honeywell International, Inc.	1,892	427,384
Sekisui Chemical Co. Ltd. (Japan)	9,000	154,100
Siemens AG (Germany)	11,117	2,167,757
Smiths Group PLC (United Kingdom)	4,725	101,307
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	8,500	76,870

		5,543,387

Industrial REITs — 0.1%
Goodman Group (Australia)	15,191	333,928
Prologis, Inc.	17,741	1,875,224

		2,209,152

Insurance — 0.6%
Admiral Group PLC (United Kingdom)	2,760	91,179
Aegon Ltd. (Netherlands)	19,221	114,379
Ageas SA/NV (Belgium)	2,917	141,825
AIA Group Ltd. (Hong Kong)	104,600	751,327
Allianz SE (Germany)	3,250	998,930
Allstate Corp. (The)	6,200	1,195,298
American International Group, Inc.	2,300	167,440
Arthur J. Gallagher & Co.	3,321	942,666
ASR Nederland NV (Netherlands)	7,823	372,077
Assurant, Inc.	2,500	533,050
Aviva PLC (United Kingdom)	62,556	366,648
AXA SA (France)	36,951	1,315,073
Chubb Ltd.	1,053	290,944
Dai-ichi Life Holdings, Inc. (Japan)	5,500	146,555
Fidelity National Financial, Inc.(a)	5,000	280,700
First American Financial Corp.	6,200	387,128
Generali (Italy)	4,450	125,899
Hannover Rueck SE (Germany)	794	198,833
Hartford Financial Services Group, Inc. (The)	635	69,469
Insurance Australia Group Ltd. (Australia)	60,208	314,901

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Japan Post Holdings Co. Ltd. (Japan)	3,000	$28,253
Japan Post Insurance Co. Ltd. (Japan)	9,100	167,149
Kemper Corp.	2,100	139,524
Loews Corp.	1,700	143,973
Marsh & McLennan Cos., Inc.	3,888	825,850
Medibank Private Ltd. (Australia)	70,897	166,175
MetLife, Inc.	13,084	1,071,318
MS&AD Insurance Group Holdings, Inc. (Japan)	1,300	28,077
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,830	925,093
NN Group NV (Netherlands)	2,042	89,049
Poste Italiane SpA (Italy), 144A	9,301	131,545
Progressive Corp. (The)	3,537	847,501
Prudential PLC (Hong Kong)	27,098	215,050
QBE Insurance Group Ltd. (Australia)	62,015	736,482
Sompo Holdings, Inc. (Japan)	16,200	419,746
Suncorp Group Ltd. (Australia)	11,837	139,071
Swiss Life Holding AG (Switzerland)	273	210,775
Swiss Re AG	2,378	344,417
Talanx AG (Germany)	2,720	231,340
Tokio Marine Holdings, Inc. (Japan)	10,000	358,881
Travelers Cos., Inc. (The)	4,787	1,153,140
Tryg A/S (Denmark)	4,502	94,967
Unipol Gruppo SpA (Italy)	12,744	159,154
Willis Towers Watson PLC	1,400	438,536
Zurich Insurance Group AG (Switzerland)	1,176	699,444

		18,568,831

Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)	40,750	7,713,975
Alphabet, Inc. (Class C Stock)	29,000	5,522,760
LY Corp. (Japan)	43,600	115,283
Meta Platforms, Inc. (Class A Stock)	15,236	8,920,830
REA Group Ltd. (Australia)	1,029	148,036
Scout24 SE (Germany), 144A	2,750	242,657

		22,663,541

IT Services — 0.1%
Accenture PLC (Ireland) (Class A Stock)	1,962	690,212
Capgemini SE (France)	372	60,758
Cognizant Technology Solutions Corp. (Class A Stock)	14,800	1,138,120
Fujitsu Ltd. (Japan)	10,200	179,179
International Business Machines Corp.(a)	3,917	861,074
Kyndryl Holdings, Inc.*	3,500	121,100
NEC Corp. (Japan)	1,700	145,481
Snowflake, Inc. (Class A Stock)*	6,500	1,003,665
Twilio, Inc. (Class A Stock)*	3,400	367,472
Wix.com Ltd. (Israel)*	1,800	386,190

		4,953,251

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	14,800	352,910

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Leisure Products (cont’d.)
Mattel, Inc.*	12,300	$218,079

		570,989

Life Sciences Tools & Services — 0.1%
Danaher Corp.	6,900	1,583,895
Lonza Group AG (Switzerland)	533	314,597
Thermo Fisher Scientific, Inc.	3,900	2,028,897

		3,927,389

Machinery — 0.3%
Alfa Laval AB (Sweden)	5,753	240,792
Allison Transmission Holdings, Inc.	8,900	961,734
Alstom SA (France)*	8,438	188,278
Atlas Copco AB (Sweden) (Class A Stock)	18,678	285,057
Atlas Copco AB (Sweden) (Class B Stock)	13,231	178,764
Caterpillar, Inc.	800	290,208
Cummins, Inc.	1,800	627,480
Daimler Truck Holding AG (Germany)	1,184	45,350
Deere & Co.(a)	3,141	1,330,842
Donaldson Co., Inc.	8,600	579,210
Dover Corp.	2,955	554,358
Epiroc AB (Sweden) (Class B Stock)	4,683	73,060
FANUC Corp. (Japan)	12,600	329,149
Flowserve Corp.	15,600	897,312
GEA Group AG (Germany)	5,335	265,007
Hoshizaki Corp. (Japan)	1,700	66,843
ITT, Inc.	2,200	314,336
Knorr-Bremse AG (Germany)	2,468	179,131
Komatsu Ltd. (Japan)	11,600	316,011
Kone OYJ (Finland) (Class B Stock)	3,464	168,870
Makita Corp. (Japan)	7,700	234,149
MINEBEA MITSUMI, Inc. (Japan)	13,300	213,041
Mitsubishi Heavy Industries Ltd. (Japan)	21,600	301,189
Parker-Hannifin Corp.	663	421,688
Pentair PLC	7,100	714,544
Rational AG (Germany)	244	208,988
Schindler Holding AG (Switzerland)	256	69,837
Schindler Holding AG (Switzerland) (Part. Cert.)	576	159,140
SKF AB (Sweden) (Class B Stock)	4,833	90,713
Toro Co. (The)	1,100	88,110
Volvo AB (Sweden) (Class A Stock)	2,158	52,744
Volvo AB (Sweden) (Class B Stock)	14,697	357,169
Wartsila OYJ Abp (Finland)	15,349	272,026
Yangzijiang Shipbuilding Holdings Ltd. (China)	70,500	154,102

		11,229,232

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	32	51,484
AP Moller - Maersk A/S (Denmark) (Class B Stock)	72	119,791
Kawasaki Kisen Kaisha Ltd. (Japan)	24,000	341,443

	Shares	Value

COMMON STOCKS (continued)
Marine Transportation (cont’d.)
SITC International Holdings Co. Ltd. (China)	52,000	$137,890

		650,608

Media — 0.1%
Comcast Corp. (Class A Stock)(a)	47,303	1,775,282
Informa PLC (United Kingdom)	17,940	178,926
Publicis Groupe SA (France)	3,965	422,113

		2,376,321

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	5,415	160,106
BHP Group Ltd. (Australia)	51,240	1,249,988
BlueScope Steel Ltd. (Australia)	7,683	88,839
Boliden AB (Sweden)	7,879	221,675
Fortescue Ltd. (Australia)	30,905	348,008
Freeport-McMoRan, Inc.	23,400	891,072
Glencore PLC (Australia)*	154,015	678,310
Nippon Steel Corp. (Japan)	15,000	301,435
Northern Star Resources Ltd. (Australia)	29,723	282,403
Rio Tinto Ltd. (Australia)	3,202	232,186
Rio Tinto PLC (Australia)	12,245	722,823

		5,176,845

Multi-Utilities — 0.2%
Centrica PLC (United Kingdom)	206,053	343,774
CMS Energy Corp.	16,569	1,104,324
Dominion Energy, Inc.	6,233	335,709
DTE Energy Co.	7,700	929,775
E.ON SE (Germany)	56,194	654,551
Engie SA (France)	29,990	475,624
National Grid PLC (United Kingdom)	26,571	315,670
NiSource, Inc.	9,000	330,840
Public Service Enterprise Group, Inc.	3,039	256,765
Sembcorp Industries Ltd. (Singapore)	42,800	173,147
Veolia Environnement SA (France)	14,604	409,752

		5,329,931

Office REITs — 0.0%
Dexus (Australia)	16,165	66,398
Gecina SA (France)	769	72,044
Japan Real Estate Investment Corp. (Japan)	150	102,925
Nippon Building Fund, Inc. (Japan)	35	27,227

		268,594

Oil, Gas & Consumable Fuels — 0.6%
BP PLC	94,903	469,103
Cenovus Energy, Inc. (Canada)	29,875	452,869
Chevron Corp.(a)	10,025	1,452,021
ConocoPhillips	19,146	1,898,709
Coterra Energy, Inc.	3,800	97,052
Devon Energy Corp.	2,900	94,917
ENEOS Holdings, Inc. (Japan)	50,900	267,029
EOG Resources, Inc.	8,121	995,472
Equinor ASA (Norway)	6,069	143,951
Expand Energy Corp.	6,900	686,895

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	43,817	$4,713,395
Idemitsu Kosan Co. Ltd. (Japan)	46,400	305,638
Inpex Corp. (Japan)	7,900	99,393
LUKOIL PJSC (Russia)^	3,042	—
OMV AG (Austria)	3,661	141,980
Phillips 66	4,000	455,720
Repsol SA (Spain)	19,230	233,990
Santos Ltd. (Australia)	10,044	41,591
Shell PLC	93,257	2,906,914
Texas Pacific Land Corp.	100	110,596
TotalEnergies SE (France)	21,329	1,188,343
Valero Energy Corp.(a)	7,800	956,202
Williams Cos., Inc. (The)	22,700	1,228,524

		18,940,304

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	6,362	94,715

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	1,900	123,025
ANA Holdings, Inc. (Japan)	10,400	188,755
Deutsche Lufthansa AG (Germany)	9,075	58,322
Japan Airlines Co. Ltd. (Japan)	12,600	198,632
Qantas Airways Ltd. (Australia)*	101,787	563,486
United Airlines Holdings, Inc.*	10,000	971,000

		2,103,220

Personal Care Products — 0.1%
Haleon PLC	61,604	290,472
L’Oreal SA (France)	1,308	463,036
Unilever PLC (United Kingdom) (XLON)	24,311	1,381,366
Unilever PLC (United Kingdom) (XAMS)	6,221	354,374

		2,489,248

Pharmaceuticals — 0.8%
Astellas Pharma, Inc. (Japan)	14,000	135,950
AstraZeneca PLC (United Kingdom)	15,669	2,042,919
Bristol-Myers Squibb Co.	12,252	692,973
Chugai Pharmaceutical Co. Ltd. (Japan)	7,200	317,384
Daiichi Sankyo Co. Ltd. (Japan)	17,600	481,593
Elanco Animal Health, Inc.*	58,400	707,224
Eli Lilly & Co.	5,666	4,374,152
GSK PLC	42,616	718,816
Hikma Pharmaceuticals PLC (Jordan)	11,760	293,198
Ipsen SA (France)	1,565	179,382
Johnson & Johnson	18,048	2,610,102
Kyowa Kirin Co. Ltd. (Japan)	10,500	157,899
Merck & Co., Inc.	15,764	1,568,203
Merck KGaA (Germany)	890	129,515
Novartis AG (Switzerland)	19,701	1,918,036
Novo Nordisk A/S (Denmark) (Class B Stock)	27,980	2,414,166
Ono Pharmaceutical Co. Ltd. (Japan)	16,400	170,748
Orion OYJ (Finland) (Class B Stock)	5,156	228,720
Otsuka Holdings Co. Ltd. (Japan)	3,600	195,840
Pfizer, Inc.	56,200	1,490,986

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Recordati Industria Chimica e Farmaceutica SpA (Italy)	832	$43,617
Roche Holding AG	6,683	1,868,612
Sanofi SA	18,292	1,778,180
Shionogi & Co. Ltd. (Japan)	21,300	298,736
Takeda Pharmaceutical Co. Ltd. (Japan)	13,000	344,140
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	11,600	255,664

		25,416,755

Professional Services — 0.2%
Automatic Data Processing, Inc.	1,000	292,730
Bureau Veritas SA (France)	3,375	102,533
Computershare Ltd. (Australia)	17,724	372,319
Dun & Bradstreet Holdings, Inc.	41,900	522,074
Experian PLC	4,987	214,341
Intertek Group PLC (United Kingdom)	2,521	148,940
ManpowerGroup, Inc.	8,700	502,164
Recruit Holdings Co. Ltd. (Japan)	12,600	875,800
RELX PLC (United Kingdom)	10,797	489,201
Science Applications International Corp.	2,900	324,162
SGS SA (Switzerland)	676	67,815
Teleperformance SE (France)	1,262	108,246
TransUnion	8,500	788,035
Wolters Kluwer NV (Netherlands)	2,516	418,019

		5,226,379

Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd. (Japan)	2,600	290,666
Daiwa House Industry Co. Ltd. (Japan)	10,500	322,362
Henderson Land Development Co. Ltd. (Hong Kong)	11,000	33,346
Hongkong Land Holdings Ltd. (Hong Kong)	18,600	82,824
Hulic Co. Ltd. (Japan)	7,800	67,749
Jones Lang LaSalle, Inc.*	4,000	1,012,560
LEG Immobilien SE (Germany)	2,098	177,950
Mitsui Fudosan Co. Ltd. (Japan)	32,700	261,513
Sumitomo Realty & Development Co. Ltd. (Japan)	4,500	139,944
Vonovia SE (Germany)	10,768	327,809
Zillow Group, Inc. (Class C Stock)*	1,700	125,885

		2,842,608

Residential REITs — 0.0%
American Homes 4 Rent (Class A Stock)	15,300	572,526
AvalonBay Communities, Inc.	721	158,598
Equity Residential(a)	11,100	796,536

		1,527,660

Retail REITs — 0.0%
Kimco Realty Corp.	8,100	189,783
Klepierre SA (France)	11,209	322,814
Realty Income Corp.	2,500	133,525

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Scentre Group (Australia)	127,177	$269,215
Vicinity Ltd. (Australia)	176,673	228,973

		1,144,310

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	2,700	326,133
Advantest Corp. (Japan)	9,800	557,217
Analog Devices, Inc.	4,253	903,592
Applied Materials, Inc.(a)	3,500	569,205
ASM International NV (Netherlands)	626	361,944
ASML Holding NV (Netherlands) (XAMS)	3,417	2,393,385
ASML Holding NV (Netherlands) (XNGS)	225	155,943
Broadcom, Inc.	33,913	7,862,390
Disco Corp. (Japan)	700	185,694
Infineon Technologies AG (Germany)	8,245	269,131
Kokusai Electric Corp. (Japan)	11,000	144,143
Lam Research Corp.	20,310	1,466,991
Lasertec Corp. (Japan)	2,400	224,988
Marvell Technology, Inc.	14,934	1,649,460
Microchip Technology, Inc.	4,767	273,388
Micron Technology, Inc.	4,175	351,368
NVIDIA Corp.	160,853	21,600,949
NXP Semiconductors NV (China)	5,313	1,104,307
Onto Innovation, Inc.*	4,500	750,015
Qorvo, Inc.*	2,600	181,818
QUALCOMM, Inc.	12,100	1,858,802
SCREEN Holdings Co. Ltd. (Japan)	4,000	236,149
Skyworks Solutions, Inc.(a)	2,600	230,568
STMicroelectronics NV (Singapore)	5,700	142,767
Texas Instruments, Inc.	3,458	648,410
Tokyo Electron Ltd. (Japan)	5,300	796,693

		45,245,450

Software — 1.2%
Adobe, Inc.*	1,500	667,020
AppLovin Corp. (Class A Stock)*	400	129,532
Atlassian Corp. (Class A Stock)*	2,200	535,436
Autodesk, Inc.*	2,700	798,039
Check Point Software Technologies Ltd. (Israel)*	400	74,680
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	4,200	1,437,072
CyberArk Software Ltd.*	300	99,945
Datadog, Inc. (Class A Stock)*	3,300	471,537
Dynatrace, Inc.*	6,200	336,970
Fortinet, Inc.*	5,700	538,536
Gen Digital, Inc.	5,000	136,900
HubSpot, Inc.*	400	278,708
Informatica, Inc. (Class A Stock)*	19,200	497,856
Intuit, Inc.	1,467	922,010
Microsoft Corp.	49,464	20,849,076
Monday.com Ltd.*	1,000	235,440
Nice Ltd. (Israel)*	1,431	243,017
Oracle Corp.	10,950	1,824,708
Oracle Corp. (Japan)	300	28,712

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Palantir Technologies, Inc. (Class A Stock)*(a)	18,000	$1,361,340
Sage Group PLC (The) (United Kingdom)	11,599	184,290
Salesforce, Inc.	7,600	2,540,908
SAP SE (Germany)	9,171	2,255,830
ServiceNow, Inc.*	2,100	2,226,252
Teradata Corp.*	13,000	404,950
WiseTech Global Ltd. (Australia)	459	34,266
Xero Ltd. (New Zealand)*	2,726	283,676
Zoom Communications, Inc. (Class A Stock)*	13,300	1,085,413

		40,482,119

Specialized REITs — 0.1%
American Tower Corp.	3,000	550,230
Digital Realty Trust, Inc.	3,200	567,456
Equinix, Inc.	600	565,734
Public Storage(a)	3,500	1,048,040

		2,731,460

Specialty Retail — 0.3%
Bath & Body Works, Inc.	10,200	395,454
Carvana Co.*(a)	4,500	915,120
Fast Retailing Co. Ltd. (Japan)	1,700	573,481
Gap, Inc. (The)	11,300	267,019
Home Depot, Inc. (The)(a)	5,992	2,330,828
Industria de Diseno Textil SA (Spain)	13,248	678,615
JD Sports Fashion PLC (United Kingdom)	123,799	147,970
Kingfisher PLC (United Kingdom)	28,029	87,124
Lowe’s Cos., Inc.(a)	12,736	3,143,245
TJX Cos., Inc. (The)	6,739	814,139
Ulta Beauty, Inc.*	1,300	565,409
Zalando SE (Germany), 144A*	10,395	347,747

		10,266,151

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	96,977	24,284,980
Canon, Inc. (Japan)	7,600	246,861
FUJIFILM Holdings Corp. (Japan)	7,800	161,379
Hewlett Packard Enterprise Co.	55,600	1,187,060
Logitech International SA (Switzerland)	4,704	388,297
Ricoh Co. Ltd. (Japan)	6,400	72,683
Samsung Electronics Co. Ltd. (South Korea)	2,042	72,872
Seagate Technology Holdings PLC	2,732	235,799

		26,649,931

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	2,196	540,138
Asics Corp. (Japan)	34,700	676,920
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,962	448,074
Deckers Outdoor Corp.*	6,100	1,238,849
Hermes International SCA (France)	210	503,868
LVMH Moet Hennessy Louis Vuitton SE (France)	1,902	1,251,123

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	464	$35,111
Pandora A/S (Denmark)	2,084	381,279
Puma SE (Germany)	1,587	72,972

		5,148,334

Tobacco — 0.1%
Altria Group, Inc.(a)	24,000	1,254,960
British American Tobacco PLC (United Kingdom)	18,767	677,202
Imperial Brands PLC (United Kingdom)	26,543	848,815
Japan Tobacco, Inc. (Japan)	11,100	284,747
Philip Morris International, Inc.	7,820	941,137

		4,006,861

Trading Companies & Distributors — 0.1%
AddTech AB (Sweden) (Class B Stock)	3,907	106,457
AerCap Holdings NV (Ireland)	4,200	401,940
Ashtead Group PLC (United Kingdom)	2,636	163,084
Bunzl PLC (United Kingdom)	3,926	161,654
Ferguson Enterprises, Inc.	1,349	235,233
ITOCHU Corp. (Japan)	14,600	717,946
Marubeni Corp. (Japan)	3,300	49,528
Mitsubishi Corp. (Japan)	64,600	1,056,967
Mitsui & Co. Ltd. (Japan)	20,700	429,300
MonotaRO Co. Ltd. (Japan)	2,500	42,485
Toyota Tsusho Corp. (Japan)	10,500	185,688
United Rentals, Inc.(a)	300	211,332
W.W. Grainger, Inc.	500	527,025

		4,288,639

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	561	114,499
Aeroports de Paris SA (France)	366	42,378
Getlink SE (France)	2,890	46,083

		202,960

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	10,000	318,506
SoftBank Corp. (Japan)	108,000	136,333
SoftBank Group Corp. (Japan)	10,600	605,745
Tele2 AB (Sweden) (Class B Stock)	14,408	142,491
T-Mobile US, Inc.	3,500	772,555
Vodafone Group PLC (United Kingdom)	448,821	382,880

		2,358,510

TOTAL COMMON STOCKS (cost $455,983,523)		538,278,325

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	630	47,196
Porsche Automobil Holding SE (Germany) (PRFC)	834	31,426

		78,622

	Shares	Value

PREFERRED STOCKS (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,477	$392,796

TOTAL PREFERRED STOCKS (cost $450,259)		471,418

UNAFFILIATED EXCHANGE-TRADED FUNDS — 8.8%
Dimensional US Equity Market ETF	1,292,126	82,373,032
iShares Core MSCI EAFE ETF	53,770	3,778,956
iShares Core S&P 500 ETF	147,648	86,917,425
iShares Core U.S. Aggregate Bond ETF	434,007	42,055,278
iShares JP Morgan USD Emerging Markets Bond ETF	56,796	5,057,116
iShares MSCI EAFE ETF	25,850	1,954,518
iShares Russell 1000 Growth ETF	61,091	24,532,924
iShares Russell 1000 Value ETF	148,344	27,462,925
Vanguard Dividend Appreciation ETF	46,553	9,116,474
Vanguard Total Bond Market ETF	116,121	8,350,261

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $289,121,414)		291,598,909

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 10.7%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	402,507
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		266	268,281
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		971	947,816
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	338,725
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	205,446
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	401,918
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		15	14,845
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		167	165,748
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,744

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	$291,341

				3,138,371

Collateralized Loan Obligations — 10.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.162%(c)	07/22/37		6,000	6,053,461
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/20/34		7,500	7,502,327
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.086%(c)	07/15/37		1,000	1,007,746
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.956%(c)	04/25/34	EUR	2,357	2,433,537
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.954%(c)	04/15/32	EUR	6,066	6,270,965
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.337%(c)	07/20/37		10,000	10,027,529
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.027%(c)	10/16/37		1,500	1,511,696
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.817%(c)	05/17/31		996	997,450
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	10/15/34		17,300	17,332,543
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.026%(c)	04/15/35		7,250	7,264,473
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.029%(c)	04/19/34		1,250	1,252,255
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.779%(c)	04/15/31	EUR	2,856	2,937,505
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.174%(c)	10/15/35	EUR	12,235	12,656,486

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	01/20/35		1,780	$1,783,485
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34		3,432	3,438,276
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.987%(c)	10/25/33		2,010	2,013,494
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.516%(c)	01/25/37		7,250	7,328,381
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.850%(c)	05/22/32	EUR	949	979,454
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.912%(c)	08/26/32	EUR	10,019	10,336,686
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		12,500	12,512,508
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.907%(c)	10/20/37		1,500	1,507,092
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.177%(c)	04/17/37		13,000	13,064,174
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.292%(c)	01/20/38		6,750	6,771,229
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.056%(c)	04/15/34		2,859	2,864,341
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.057%(c)	10/20/31		1,476	1,476,779
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.605%(c)	05/24/38	EUR	7,500	7,799,601
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.986%(c)	04/25/34	EUR	1,429	1,476,727
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.939%(c)	04/21/31		564	563,868

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
4.964%(c)	10/15/37	EUR	3,550	$3,704,816
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.834%(c)	07/15/31	EUR	3,432	3,525,096
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		8,875	8,888,278
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.125%(c)	01/15/38		7,000	7,002,722
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.017%(c)	10/16/37		1,500	1,510,934
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.996%(c)	10/25/37		5,000	5,036,142
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		19,000	19,052,923
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	12,000	12,506,156
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	10/12/30		1,437	1,438,538
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.038%(c)	07/15/31		1,395	1,396,939
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	9,000	9,351,017
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.397%(c)	07/20/37		5,000	5,040,390
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.138%(c)	10/15/34		5,000	5,010,062
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.356%(c)	01/15/37		4,000	4,017,332
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		1,500	1,506,898

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.938%(c)	04/15/31		678	$678,400
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.039%(c)	01/17/31		98	98,268
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.784%(c)	01/15/38	EUR	7,000	7,276,907
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.729%(c)	07/20/34		806	809,330
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.098%(c)	10/15/34		7,500	7,513,343
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.068%(c)	07/15/31		1,244	1,246,023
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.197%(c)	04/17/37		12,500	12,560,012
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.367%(c)	01/20/36		6,000	6,101,791
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.949%(c)	01/26/31		544	544,292
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.065%(c)	01/17/32	EUR	9,864	10,206,886
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.916%(c)	04/25/30	EUR	931	963,912
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.869%(c)	04/16/31		284	284,697
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34		4,810	4,811,161
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
5.897%(c)	10/20/32		12,500	12,524,969
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		2,859	2,859,634

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30		216	$216,281
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.487%(c)	01/20/36		2,900	2,913,292
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.936%(c)	07/25/34	EUR	4,550	4,705,076
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.829%(c)	04/15/37	EUR	8,000	8,339,699
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		7,000	7,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	04/15/33		12,250	12,268,404
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		474	474,925
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		4,020	4,023,721

				348,573,334

Consumer Loans — 0.1%
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	234,987
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	288,140
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	813,365
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	208,449
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	102,690
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,970
SoFi Consumer Loan Program Trust,
Series 2021-01, Class D, 144A
2.040%	09/25/30		187	183,874

				2,038,475

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.888%(c)	03/15/32	GBP	500	629,654

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	05/25/34	22	$20,957
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.953%(c)	03/25/43	10	9,823
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	08/25/33	18	18,009
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%	09/25/44	477	475,124
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	81	81,326
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	239	236,536

			841,775

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.053%(c)	02/25/34	5	4,616
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.687%(c)	10/25/34	12	11,385
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.503%(c)	11/25/34	1	1,025
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.298%(c)	01/25/35	11	11,303
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
5.642%(c)	09/25/34	43	43,997

			72,326

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	5	4,999
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	59	56,074

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		106	$100,559

				161,632

TOTAL ASSET-BACKED SECURITIES (cost $363,479,209)				355,455,567

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		108	103,521
BANK5,
Series 2024-5YR08, Class A3
5.884%	08/15/57		800	822,089
Series 2024-5YR10, Class A3
5.302%	10/15/57		850	854,012
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		333	306,220
Series 2024-5C29, Class A3
5.208%	09/15/57		400	401,341
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		480	487,927
Series 2024-V10, Class A3
5.277%	09/15/57		650	652,184
BMO Mortgage Trust,
Series 2024-5C05, Class A3
5.857%	02/15/57		375	384,063
Series 2024-5C06, Class A3
5.316%	09/15/57		950	952,827
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.212%(c)	09/15/38		300	297,064
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.862%(c)	09/15/38		600	595,594
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
5.213%(c)	11/15/41	CAD	500	348,560
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	324,950
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		360	351,083
Series 2016-C07, Class A2
3.585%	12/10/54		326	315,932
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		308	294,944
Series 2019-GC41, Class A4
2.620%	08/10/56		375	335,928

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	$112,707
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	274,022
Series 2018-CX12, Class A3
3.959%	08/15/51		265	254,958
Series 2019-C17, Class A4
2.763%	09/15/52		145	131,629
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.754%(c)	08/07/30	GBP	471	587,185
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		301	292,582
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25		5,825	24,741
Series K055, Class X1, IO
1.326%(cc)	03/25/26		2,885	37,922
Series K097, Class X1, IO
1.088%(cc)	07/25/29		1,522	62,821
Series K131, Class X1, IO
0.727%(cc)	07/25/31		15,042	586,841
Series K736, Class X1, IO
1.278%(cc)	07/25/26		90	1,284
Series K741, Class X1, IO
0.562%(cc)	12/25/27		213	2,974
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.612%(c)	10/15/36		360	355,579
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.062%(c)	10/15/36		560	555,870
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.498%(c)	03/15/39		400	400,250
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.948%(c)	03/15/39		1,050	1,050,656
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		64	58,861
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	170,289
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.011%(c)	03/15/36		150	143,156
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.827%(c)	08/17/31	GBP	1,215	1,507,961

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	$422,557
Series 2019-C16, Class A3
3.344%	04/15/52		375	356,595
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		321	308,145
Series 2019-C49, Class A3
3.749%	03/15/52		495	489,158
Series 2019-C52, Class A4
2.643%	08/15/52		240	219,533
Series 2024-5C1, Class A3
5.928%	07/15/57		900	927,457

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,135,746)				17,163,972

CORPORATE BONDS — 6.3%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		820	744,430
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		875	870,625
7.125%	06/15/26		113	113,283
7.500%	02/01/29		45	46,811
7.875%	04/15/27		1,506	1,507,882
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	100	109,255

				3,392,286

Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	500	507,520

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		40	39,912
5.750%	04/20/29		665	657,977
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	825,618

				1,523,507

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	175,424
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	2,565,129

				2,740,553

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	$540,935
4.750%	01/15/43		12	9,451
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		500	450,126
4.950%	05/28/27		200	198,240
5.800%	03/08/29		200	200,015
5.850%	05/17/27		315	318,268
6.800%	05/12/28		575	594,298
7.200%	06/10/30		200	210,494
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		185	179,532
4.875%	11/01/27		195	194,403
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	770,664

				3,666,426

Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		60	59,625
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	321,321
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,150	2,000,009

				2,380,955

Banks — 1.2%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		400	404,199
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	100	101,034
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	400	368,393
0.500%	05/25/30	EUR	200	181,861
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	730,539
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	530,987
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	217,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	107,398
5.500%(ff)	09/08/29	EUR	100	111,096

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		200	$219,500
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	800	848,337
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	97,566
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	93,947
4.000%	09/08/27	EUR	300	318,316
4.000%	03/13/32	EUR	100	106,050
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,060	892,483
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	212,313
Sr. Unsec’d. Notes, EMTN
5.000%(ff)	07/04/31	EUR	100	112,154
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	200	212,262
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	95,998
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	100	132,018
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	302,538
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		200	204,260
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		200	197,882
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	690,236
Sub. Notes, 144A
5.906%(ff)	11/19/35		230	223,664
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	403,132
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
6.714%(ff)	10/19/29		390	405,147
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27		310	312,500
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	107,499
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	226,756
Sr. Non-Preferred Notes, 144A
6.840%(ff)	09/13/34		200	211,940
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	201,771

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	$603,311
5.875%	04/30/29		1,800	1,826,076
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	149,320
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	594,237
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	586,017
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		145	122,868
3.980%(ff)	03/20/30		135	128,689
4.412%(ff)	03/31/31		135	129,691
4.542%(ff)	09/19/30		150	145,716
5.174%(ff)	02/13/30		1,240	1,238,083
5.449%(ff)	06/11/35		10	9,922
Sub. Notes
5.827%(ff)	02/13/35		80	79,636
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	191,063
Commerzbank AG (Germany),
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	107,310
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	240,784
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		200	192,000
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	258,242
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		200	202,588
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	110,447
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	318,279
4.999%(ff)	09/11/30		150	146,337
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,008,948
Sr. Preferred Notes
5.414%	05/10/29		375	379,930
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	272,701
DNB Bank ASA (Norway),
Sr. Preferred Notes, 144A
4.853%(ff)	11/05/30		210	207,591
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	529,143

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.772%(ff)	07/28/30		50	$48,993
4.895%(ff)	09/06/30		40	39,448
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	400,008
3.400%	08/18/25	CNH	1,320	180,579
3.500%	07/02/25	CNH	2,200	300,770
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		175	189,845
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	705,338
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		385	369,138
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30		465	455,484
5.016%(ff)	10/23/35		215	206,225
5.049%(ff)	07/23/30		135	134,277
5.330%(ff)	07/23/35		35	34,359
5.727%(ff)	04/25/30		155	158,253
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		200	176,000
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		325	291,802
3.000%(ff)	07/22/28	GBP	800	950,159
5.130%(ff)	11/19/28		200	199,870
5.546%(ff)	03/04/30		210	211,072
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	214,987
Sr. Preferred Notes, 144A
6.625%	06/20/33		270	281,449
Sr. Preferred Notes, EMTN
5.250%	01/13/30	EUR	200	227,224
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		605	602,581
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		420	381,414
2.545%(ff)	11/08/32		430	362,792
4.603%(ff)	10/22/30		350	343,416
5.012%(ff)	01/23/30		550	549,284
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	196,477
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	126,412
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	253,736
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		60	62,482

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	$191,294
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	306,871
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		655	641,087
5.173%(ff)	01/16/30		335	335,217
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	130,500
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	188,429
5.250%(ff)	04/21/34		55	54,162
5.424%(ff)	07/21/34		80	79,514
5.831%(ff)	04/19/35		80	81,526
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	557,230
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	790,258
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,250
8.125%(ff)	11/10/33(oo)		200	212,500
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27		270	273,415
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	82,777
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	136,781
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	338,293
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	194,480
6.833%(ff)	11/21/26		395	400,616
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	750	792,756
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	166,997
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,009,512
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	195,794
5.688%(ff)	05/14/28		325	328,611
6.750%(ff)	02/08/28		200	206,096
7.018%(ff)	02/08/30		200	211,558

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	$542,846
Jr. Sub. Notes
8.125%(ff)	10/31/82		200	208,250
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		35	35,309
5.867%(ff)	06/08/34		55	55,911
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	690	731,958
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		25	25,233
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	216,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	100	117,935
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	1,000	1,056,281
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	200	215,047
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		850	833,071
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	108,764
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.499%(ff)	01/23/35		60	59,643
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		295	258,371
5.557%(ff)	07/25/34		5	4,988

				40,588,710

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		15	12,866
5.750%	03/02/63		65	62,352

				75,218

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	221,988
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	108,806
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	870,434

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Heidelberg Materials AG (Germany),
Sr. Unsec’d. Notes, EMTN
3.375%	10/17/31	EUR	100	$104,821
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		750	709,095
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	1,057,923
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	569,873

				3,642,940

Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,037
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		190	190,219

				234,256

Commercial Services — 0.3%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	418,818
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,205	1,099,115
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,296,786
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		635	605,751
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	106,496
5.125%	06/14/33	EUR	200	222,682
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	400	423,432
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	581,845
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		280	286,134
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	508,701
4.250%	09/25/30	GBP	300	356,792
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	314,863

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	$314,863
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	327,867
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	423,110
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	105,986
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,204,009

				8,597,250

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	426,234

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		890	815,001

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		280	259,020
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25		105	104,657
3.250%	02/15/27		50	48,050
4.250%	04/15/26		135	133,326
4.950%	01/15/28		145	143,678
5.150%	01/15/30		190	184,173
5.750%	03/01/29		365	368,227
5.750%	11/15/29		110	111,465
6.375%	05/04/28		255	261,826
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		80	80,975
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,315	1,306,850
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	167,675
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		810	824,296
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	380,747
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	606,831

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	$479,122
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		250	284,890

				5,745,808

Electric — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		50	48,133
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		5	5,118
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	289,198
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		222	191,518
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		415	371,214
4.500%	02/15/28		1,155	1,107,877
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	37,725
5.125%	03/15/28		860	834,003
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	297,231
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		205	199,158
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		797	692,762
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54		60	58,404
6.250%	10/01/39		40	41,686
6.500%	10/01/53		55	58,487
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		100	101,563
Sr. Unsec’d. Notes
5.800%	06/15/54		25	24,396
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		90	92,806
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)		115	113,429
Sr. Unsec’d. Notes
5.450%	06/15/29		140	141,245
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	195,893

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		55	$55,209
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	184,824
Enel SpA (Italy),
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	150	166,254
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	01/30/25(oo)	EUR	600	619,714
4.750%(ff)	03/14/30(oo)	EUR	200	214,544
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	100	105,676
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		20	19,825
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		140	142,694
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,561
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,491,090
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		45	41,674
5.450%	07/15/44		75	71,844
Iberdrola Finanzas SA (Spain),
Gtd. Notes, EMTN
4.875%(ff)	04/25/28(oo)	EUR	200	213,831
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	912,114
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	347,560
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	527,155
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		65	58,092
5.400%	06/01/33		230	228,270
5.650%	05/09/34		55	55,347
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	93,442
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
3.188%(c)	07/24/26	EUR	400	407,512
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	95,428

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	$316,160
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	187,891
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		195	199,920
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29		150	136,040
3.625%	02/15/31		720	628,915
3.875%	02/15/32		55	47,850
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	303,934
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	610,770
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	42,129
5.800%	05/15/34		120	122,743
6.150%	01/15/33		55	57,113
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	441,857
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		15	15,382
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		45	42,432
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		55	54,690
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	01/15/34		75	72,986
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	824,920
8.000%(ff)	10/15/26(oo)		2,100	2,138,219
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,389,912
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		15	14,964
6.875%	04/15/32		270	276,375
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,196
5.700%	12/30/34		25	24,688
6.000%	04/15/34		90	91,035

				19,038,627

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	350	$365,857
3.700%	08/15/29	EUR	400	424,324
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	424,514

				1,214,695

Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	109,268
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	89,874
4.500%	07/11/35	EUR	100	110,024
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	192,997
5.500%	07/31/47		200	160,562
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	275,443

				938,168

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,300	1,217,889
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	432,789
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		825	795,812
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	295,360
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,325	926,566
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29		295	274,442
4.279%	03/15/32		145	127,749
5.050%	03/15/42		320	256,826
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	44,059
7.125%	02/15/31		330	343,303

				4,714,795

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		240	246,190

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	$783,190
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,750	2,113,861
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,710,207
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,192	1,404,594
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	500	530,864
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	49,365
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	497,212
Kroger Co. (The),
Sr. Unsec’d. Notes
5.500%	09/15/54		35	32,934
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	457,418
4.375%	01/31/32		420	379,970
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	559,877

				9,519,492

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	33,425
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		100	101,801
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	35,883
Gtd. Notes, Series 20-A
1.750%	01/15/31		130	107,024
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	539,871

				818,004

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	421,331
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		135	112,531

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,195	$1,107,000
Medtronic, Inc.,
Gtd. Notes
3.875%	10/15/36	EUR	400	428,599
Solventum Corp.,
Gtd. Notes, 144A
5.450%	03/13/31		155	154,941

				2,224,402

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	86,445
4.625%	06/01/30		1,315	1,207,938
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		300	272,395
3.500%	07/15/51		55	35,607
4.625%	03/15/52		70	54,690
5.250%	06/15/49		5	4,332
5.450%	09/15/34		10	9,750
5.950%	09/15/54		35	33,277
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		350	328,273
4.375%	01/15/30		425	394,588
4.625%	06/15/28		425	407,060
5.125%	11/01/27		685	671,696

				3,506,051

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		827	826,833
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	49,238
7.250%	10/15/29(a)		1,113	1,127,437
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	1,998,763
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,108
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	579,103
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,740	1,605,150
5.250%	12/15/27		20	19,493

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		895	$855,755

				7,142,880

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	200	213,699

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		220	220,762
6.625%	05/15/32		115	115,777
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	762,533

				1,099,072

Insurance — 0.1%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		500	502,163
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	401,193
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	382,405
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	721,094
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	300	346,156

				2,353,011

Internet — 0.0%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		55	53,318
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	110,731
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34		100	95,439
5.350%	09/15/54		15	13,863

				273,351

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	700	683,402

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	375	$370,847
7.375%	05/01/33	250	245,885
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.400%	06/28/54	20	19,550

			636,282

Leisure Time — 0.1%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,075	1,070,431
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	350	346,500
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	25	24,825
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	775	768,219

			2,209,975

Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	190	185,071
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32(a)	1,150	1,145,638
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	625	618,944

			1,949,653

Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	475	502,355

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	265	228,198
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	86	74,911
4.500%	08/15/30	50	44,876
4.750%	03/01/30	476	434,648
5.000%	02/01/28	90	86,763
5.125%	05/01/27	316	310,377
5.375%	06/01/29	235	224,498
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	110	96,967
3.500%	06/01/41	120	82,279
3.900%	06/01/52	330	212,337
6.550%	06/01/34	45	46,010

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	$58,301
4.800%	05/15/33		85	82,601
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)		200	141,010
Gtd. Notes, 144A
4.125%	12/01/30(x)		200	144,020
Gtd. Notes, 144A
5.375%	02/01/28(x)		375	322,996
Gtd. Notes, 144A
5.500%	04/15/27(x)		1,425	1,274,218
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)		1,550	805,996
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30(x)		1,000	568,515
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)		350	400
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)		1,975	4,396
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	69,843
7.375%	07/01/28		275	196,264
7.750%	07/01/26		2,610	2,193,573
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	581,708
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	200	206,095
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	717,888
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	987,688
5.250%	05/15/29	GBP	690	802,340

				10,999,716

Mining — 0.1%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		515	575,386
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	396,000
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	93,994
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		200	201,542
5.634%	04/04/34		75	74,699
6.125%	10/06/28		110	113,427

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
6.375%	10/06/30		20	$20,948

				1,475,996

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	108,472

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	216,458
4.750%	04/16/29	GBP	300	370,643
5.000%	01/24/29		355	356,377
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	167,064
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		300	313,347

				1,423,889

Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	393,692
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		150	150,591
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		30	36,239
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		400	397,745
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	700	713,127
6.450%(ff)	12/01/33(oo)		145	149,169
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	225,190
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	259,786
8.625%	11/01/30		125	130,963
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		30	21,729
5.550%	03/15/54		40	38,429
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		35	33,042
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		425	422,890
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54		25	23,466

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		950	$935,397
Gtd. Notes, 144A
5.875%	02/01/29		575	571,674
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	133,566
6.000%	04/15/30		455	428,217
6.000%	02/01/31		140	130,001
6.250%	04/15/32		700	644,452
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,058
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		30	22,741
5.375%	01/01/32		25	24,497
5.875%	09/01/25		300	301,027
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	600	718,022
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		640	558,800
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	800	783,517
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	740,148
6.875%	09/19/33		75	79,206
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		10	9,225
TotalEnergies SE (France),
Jr. Sub. Notes
2.000%(ff)	06/04/30(oo)	EUR	100	93,651
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	583,107
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		265	259,456

				10,046,820

Packaging & Containers — 0.0%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34		60	60,259
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		350	349,786
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27		550	546,010

				956,055

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		30	$25,652
4.250%	11/21/49		180	146,596
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		500	490,032
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120	81,450
5.000%	02/15/29		544	323,680
5.250%	01/30/30		2,005	1,085,206
5.250%	02/15/31		405	211,613
6.250%	02/15/29		1,338	822,870
7.000%	01/15/28		250	175,938
9.000%	12/15/25		125	121,400
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		250	200,000
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	600	636,881
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		130	126,609
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		115	99,781
2.800%	05/15/30		135	121,075
4.850%	12/15/29		230	228,429
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		325	305,425
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		350	314,716

				5,517,353

Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,191,630
6.625%	02/01/32		255	256,969
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		280	271,081
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		20	20,590
6.036%	11/15/33		215	220,718
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		95	91,437
7.375%(ff)	01/15/83		230	231,725
8.500%(ff)	01/15/84		40	44,350
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54		95	96,076

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		795	$801,176
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		815	812,747
Sr. Unsec’d. Notes
5.550%	05/15/34		65	64,462
5.600%	09/01/34		40	39,828
5.750%	02/15/33		115	116,413
EnLink Midstream LLC,
Gtd. Notes, 144A
6.500%	09/01/30		110	115,149
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		35	33,437
5.550%	02/16/55		20	19,246
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		625	633,395
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33		250	257,370
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		385	364,906
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		95	91,330
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	32,161
4.125%	08/15/31		35	31,404
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		890	930,729
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		45	44,890
4.050%	02/01/30		745	698,867
5.300%	03/01/48		40	33,952

				7,546,038

Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	651,663
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	190,497
1.625%	04/20/30	EUR	100	92,233
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	200	197,842
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,690	1,641,814

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	$994,965
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	166,299
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	575,939
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	410,305
3.200%	08/14/27	CNH	7,000	961,059
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	91,234
5.000%	11/23/30	EUR	100	112,093

				6,085,943

Real Estate Investment Trusts (REITs) — 0.3%
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	200	174,524
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	368,184
9.750%	06/15/25		57	57,009
Sr. Unsec’d. Notes
4.750%	02/15/28		984	844,463
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	384,800
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	400	399,398
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34		80	85,100
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		280	200,977
5.000%	10/15/27		20	16,903
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	81,557
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	332,735
5.000%	10/15/29	GBP	500	614,773
5.125%	07/06/34	EUR	200	227,610
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		880	884,118
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		925	835,193

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	$627,335
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,500	1,598,941
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	376,937
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,295
4.250%	12/01/26		30	29,514
4.500%	09/01/26		125	123,676
4.500%	01/15/28		440	429,662
4.625%	06/15/25		70	69,729
5.750%	02/01/27		5	5,044
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	400	430,138
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	98,172

				9,305,787

Retail — 0.2%
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		430	458,734
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		950	1,046,258
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31		500	599,581
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	1,857,569
12.000%	11/30/28		1,200	1,339,872
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	46,283
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	381,777
3.875%	10/01/31		375	323,712
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		900	822,636
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		365	365,719

				7,242,141

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	242,503

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Savings & Loans (cont’d.)
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	$101,843

				344,346

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		565	467,358
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		140	114,363
3.419%	04/15/33		125	109,453
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		90	78,994
Sr. Unsec’d. Notes
5.750%	02/15/29		25	25,630

				795,798

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	29,588
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		20	20,162

				49,750

Telecommunications — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		725	528,344
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	400	431,429
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	258,116
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29		1,650	1,639,894
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		600	672,551
11.000%	11/15/29		2,175	2,448,249
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	600	617,946
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	65,757
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		25	25,566
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	100	113,897

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	$48,605
2.625%	02/15/29		370	336,601
2.875%	02/15/31		284	249,074
4.750%	02/01/28		35	34,782
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	830	924,456
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		210	216,864

				8,612,131

Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	300	277,366
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	422,480
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,350	2,469,327
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	100	90,650
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	92,570
1.875%	05/25/32	EUR	300	282,578
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	100	81,518
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	217,671
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	200	195,628

				4,129,788

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		410	411,283

TOTAL CORPORATE BONDS (cost $220,957,102)				208,672,074

FLOATING RATE AND OTHER LOANS — 0.4%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.371%(c)	11/17/28		464	446,926

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
7.803%(c)	03/01/29		2,181	2,180,597

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.483%(c)	03/18/30		344	$344,641

Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.897%(c)	01/18/28		497	485,964
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25		258	277,030
First Lien Term Loan, 1 Month SOFR + 10.100%
14.712%(c)	05/25/26		49	41,596
Second Lien Term Loan
8.175%	08/24/26		1,915	4,852

				809,442

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27		173	167,790

Retail — 0.1%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 3.250%
5.933%(c)	07/01/31	EUR	3,125	3,248,497

Telecommunications — 0.2%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27		1,190	1,148,101
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	4,075	4,258,023

				5,406,124

TOTAL FLOATING RATE AND OTHER LOANS (cost $13,029,188)				12,604,017

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.719%(c)	12/25/41		220	226,775
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.819%(c)	03/25/42		115	126,717
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.819%(c)	03/25/42		60	64,487
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.560%(c)	09/26/33		161	162,020
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	11/25/41		40	40,286

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.369%(c)	11/25/41		180	$181,686
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.669%(c)	09/25/41		430	432,943
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.919%(c)	12/25/41		200	202,303
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.969%(c)	02/25/42		200	204,718
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		59	9,127
Series 4910, Class MI, IO
4.000%	08/25/49		77	16,201
Series 5020, Class IH, IO
3.000%	08/25/50		360	62,323

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,680,907)				1,729,586

SOVEREIGN BONDS — 1.9%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	916,066
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	113,663
6.350%	11/30/41	EUR	200	253,320
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	400	443,190
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		200	202,626
7.500%	02/12/36		200	204,822
Bpifrance SACA (France),
Gtd. Notes
3.375%	11/25/32	EUR	300	314,728
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	177,877
3.375%	05/25/34	EUR	400	416,713
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,689	2,659,761
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		450	396,000
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	130	145,977
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	600	678,969

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/10/26	EUR	7,400	$7,653,479
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	211,086
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,010,765
City of Montreal Canada (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	310,042
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		690	528,209
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,300	1,350,012
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		350	350,875
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	1,000	954,277
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,141,325
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		450	400,950
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	140	155,885
French Republic Government Bond OAT (France),
Bonds, 144A
2.750%	02/25/30	EUR	1,240	1,286,435
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,674,156
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	139,444
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	287,654
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	160,560	415,890
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		350	326,945
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,000	885,061
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	285,019
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	762,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	$99,434
6.875%	10/21/34	GBP	100	133,215
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		590	576,356
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	374,427
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	40	42,677
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	135	138,667
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	709,950	4,356,619
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	204,550	984,979
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	267,050	1,610,479
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	149,570
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	526,341
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	255,385
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	491,482
2.125%	06/01/32	EUR	300	292,983
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	200	223,938
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	25,000	1,069,798
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	818,063
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	925,791
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	969,892
1.200%	04/28/33	EUR	300	258,704
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,080	1,443,445
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,030	1,399,932

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	320	$294,933
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	115	87,317
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	345,617
6.000%	08/04/28	GBP	958	1,221,867
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		1,390	1,260,914
4.000%	10/17/49		475	336,910
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		1,700	1,150,113
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		830	819,235
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	25	24,310
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	25,696
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,600	1,383,896
3.875%	10/29/35	EUR	25	21,413
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	480,943
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,282,738
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	600	616,309
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	212,531
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	500	435,282
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,800	1,068,318
1.200%	10/31/40	EUR	880	665,157
3.450%	10/31/34	EUR	2,530	2,706,588
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		450	420,891
UNEDIC ASSEO (France),
Gov’t. Gtd. Notes, EMTN
0.500%	03/20/29	EUR	500	472,665
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	1,500	1,259,230
4.375%	07/31/54	GBP	890	986,438

TOTAL SOVEREIGN BONDS (cost $69,616,340)				62,775,418

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50	1,726	$1,646,570
5.000%	09/01/52	1,813	1,755,396
6.000%	09/01/53	1,513	1,521,500
6.500%	01/01/54	512	523,051
6.750%	03/15/31(h)	1,280	1,430,314
Federal National Mortgage Assoc.
2.500%	07/01/50	1,195	990,661
2.500%	08/01/51	2,048	1,688,397
3.000%	07/01/52	2,990	2,568,256
5.500%	12/01/52	1,678	1,660,349
6.000%	09/01/53	2,166	2,190,403
6.625%	11/15/30(k)	585	648,809
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	96,409
Government National Mortgage Assoc.
5.500%	12/20/52	1,256	1,248,766
U.S. International Development Finance Corp.
3.250%	10/15/30	333	319,466

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,948,980)			18,288,347

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds
2.250%	08/15/49	4,635	2,872,976
2.375%	11/15/49	2,280	1,450,650
2.375%	05/15/51	2,780	1,750,097
3.000%	11/15/44	8,700	6,605,203
3.375%	08/15/42(h)	1,800	1,486,406
3.375%	11/15/48	2,600	2,032,875
3.875%	02/15/43	605	534,102
4.000%	11/15/42	184	165,600
4.125%	08/15/44(h)(k)	9,580	8,677,384
4.500%	11/15/54	3,550	3,390,250
4.625%	11/15/44	165	160,076
4.750%	11/15/43(h)(k)	3,173	3,134,825
U.S. Treasury Notes
1.250%	06/30/28(k)	595	536,290
1.500%	11/30/28(k)	765	687,185
2.750%	08/15/32	115	102,045
3.500%	09/30/26	420	414,783
3.500%	02/15/33	635	590,947
4.125%	10/31/26	108	107,768
4.125%	11/30/31	2,650	2,594,516
4.250%	12/31/25(k)	10,370	10,372,430
4.250%	11/30/26	15,150	15,149,408
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	441,722
1.963%(s)	08/15/41(k)	10,630	4,568,409
2.060%(s)	05/15/43(k)	4,530	1,789,881
2.117%(s)	05/15/44(k)	1,630	613,542
2.121%(s)	08/15/44	820	304,713
3.044%(s)	11/15/40(k)	6,260	2,803,551
3.844%(s)	02/15/43(h)	5,625	2,243,188
3.930%(s)	02/15/41	1,165	514,238
4.500%(s)	05/15/46	825	281,048
4.663%(s)	02/15/50	2,545	727,413
4.715%(s)	11/15/41	585	248,579

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
4.734%(s)	11/15/43	425	$163,940
4.920%(s)	08/15/48	675	206,561
4.962%(s) 05/15/42(k)7,750			3,212,314

TOTAL U.S. TREASURY OBLIGATIONS (cost $90,402,291)			80,934,915

TOTAL LONG-TERM INVESTMENTS (cost $2,739,106,899)			2,909,998,584

		Shares
SHORT-TERM INVESTMENTS — 12.7%
AFFILIATED MUTUAL FUNDS — 12.3%
PGIM Core Ultra Short Bond Fund(wa)380,540,165			380,540,165
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $28,025,066; includes $27,923,102 of cash collateral for securities on loan)(b)(wa)28,041,891			28,025,066

TOTAL AFFILIATED MUTUAL FUNDS (cost $408,565,231)			408,565,231

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
4.216%	03/20/25	15,200	15,064,192

(cost $15,062,668)

OPTIONS PURCHASED*~ — 0.0% (cost $74,884)			164,357

TOTAL SHORT-TERM INVESTMENTS (cost $423,702,783)			423,793,780

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—100.3% (cost $3,162,809,682)			3,333,792,364

OPTION WRITTEN*~ — (0.0)% (premiums received $310,277)			(379,364)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—100.3% (cost $3,162,499,405)			3,333,413,000
Liabilities in excess of other assets(z) — (0.3)%			(10,883,490)

NET ASSETS — 100.0%			$3,322,529,510

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,338,533; cash collateral of $27,923,102 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC,
Gtd. Notes, 144A, 3.375%, 02/15/31	06/07/24	$121,500	$141,010	0.0%
CSC Holdings LLC,
Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	144,020	0.0
CSC Holdings LLC,
Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	282,188	322,996	0.0
CSC Holdings LLC,
Gtd. Notes, 144A, 5.500%, 04/15/27	12/10/21-04/04/23	1,239,035	1,274,218	0.1
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	09/23/21	1,503,500	805,996	0.0
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	09/27/21	1,015,000	568,515	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A, 6.625%, 08/15/27(d)	01/31/24	23,625	400	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	01/31/24	135,781	4,396	0.0

Total		$4,448,129	$3,261,551	0.1%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	55	138	$7,563
3 Month SOFR	Call	12/12/25	$98.00	7	17	962

Total Exchange Traded (cost $ 7,851)						$8,525

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	24,590	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	2,900	—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	16,390	1,942
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	1,930	229
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	952	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	2,037	48,369
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	951	1
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	952	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	476	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	952	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	571	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	953	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	942	9
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	935	2
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	468	1
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	952	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	2,037	106
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	938	—
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	571	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	567	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	561	1

Total OTC Traded (cost $67,033)							$50,660

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.490%	17,575	$—
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.490%	2,075	—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/4.490%	17,575	6,850
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/4.490%	2,075	809
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/4.490%	17,575	12,349
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/4.490%	2,075	1,458
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/4.490%	4.24%(A)	6,325	24,874
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/4.490%	4.24%(A)	760	2,989
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/4.490%	4.19%(A)	4,745	49,854
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/4.490%	4.19%(A)	570	5,989

Total OTC Swaptions (cost $0)								$105,172

Total Options Purchased (cost $74,884)								$164,357

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	55	138	$(32,656)
3 Month SOFR	Call	12/12/25	$96.50	7	17	(4,157)
3 Month SOFR	Put	12/12/25	$96.50	55	138	(92,125)
3 Month SOFR	Put	12/12/25	$96.50	7	17	(11,725)

Total Exchange Traded (premiums received $137,123)						$(140,663)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	24,590	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	2,900	—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	16,390	(6)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	1,930	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	952	$(5,150)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	2,037	(16,575)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	951	(14,636)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	476	(1,148)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	952	(29,873)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	571	(1)
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	953	(743)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	942	(8,575)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	468	(5,194)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	935	(13,969)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	952	(10)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	2,037	(6,153)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	938	(1,264)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	567	(289)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	561	(1,279)

Total OTC Traded (premiums received $144,514)							$(104,866)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/4.490%	2.52%(A)	35,150	$—
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/4.490%	2.52%(A)	4,150	—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/4.490%	3.10%(A)	35,150	(872)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/4.490%	3.10%(A)	4,150	(103)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/4.490%	3.29%(A)	35,150	(10,608)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/4.490%	3.29%(A)	4,150	(1,253)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/4.490%	17,575	(11,262)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/4.490%	2,075	(1,330)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/4.490%	17,575	(9,220)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/4.490%	2,075	(1,089)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/4.490%	12,650	(16,531)

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Option Written (continued):

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/4.490%	1,520	$(1,986)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/4.490%	9,490	(52,726)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/4.490%	1,140	(6,334)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	14,230	(8,467)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	14,180	(6,027)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	14,180	(6,027)

Total OTC Swaptions (premiums received $ 28,640)								$(133,835)

Total Options Written (premiums received $310,277)								$(379,364)

Option Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	6,440	$5,938	$(53,954)

(cost $59,892)

Option Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	32,200	$(16,789)	$16,618
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	32,200	(3,515)	21,038

Total Centrally Cleared Swaptions (premiums received $57,960)							$(20,304)	$37,656

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	3 Month CME SOFR	Jun. 2025	$239,563	$1,198
771	2 Year U.S. Treasury Notes	Mar. 2025	158,524,829	(80,397)
1,791	5 Year U.S. Treasury Notes	Mar. 2025	190,391,700	(912,413)
13	10 Year Australian Treasury Bonds	Mar. 2025	908,234	(13,556)
1,155	10 Year U.S. Treasury Notes	Mar. 2025	125,606,250	(1,270,364)
616	10 Year U.S. Ultra Treasury Notes	Mar. 2025	68,568,500	(1,031,902)

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
574	20 Year U.S. Treasury Bonds	Mar. 2025	$65,346,313	$(1,468,075)
3	30 Year Euro Buxl	Mar. 2025	412,310	(17,095)
474	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	56,361,563	(1,740,510)
105	Euro Schatz Index	Mar. 2025	11,636,143	(21,697)
36	Euro-BTP Italian Government Bond	Mar. 2025	4,474,126	(113,402)
13	Euro-OAT	Mar. 2025	1,661,711	(38,590)
9	FTSE/MIB Index	Mar. 2025	1,598,834	(30,712)
21	IBEX 35 Index	Jan. 2025	2,520,416	(38,455)
213	Mini MSCI EAFE Index	Mar. 2025	24,148,875	(795,704)
88	Russell 2000 E-Mini Index	Mar. 2025	9,899,120	(539,414)
206	S&P 500 E-Mini Index	Mar. 2025	61,138,225	(1,988,165)
42	Short Euro-BTP	Mar. 2025	4,673,382	(23,103)
24	TOPIX Index	Mar. 2025	4,250,278	56,037

				(10,066,319)

Short Positions:
63	3 Month CME SOFR	Mar. 2025	15,066,056	19,179
63	3 Month CME SOFR	Jun. 2025	15,092,438	66,035
1	3 Month CME SOFR	Sep. 2025	239,888	(1,077)
55	1 Year Eris SOFR Swap Futures	Sep. 2025	5,479,249	(11,081)
26	2 Year U.S. Treasury Notes	Mar. 2025	5,345,844	(339)
53	5 Year Euro-Bobl	Mar. 2025	6,470,520	38,829
68	10 Year Euro-Bund	Mar. 2025	9,399,220	233,368
11	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,224,438	22,261
1	30 Year Euro Buxl	Mar. 2025	137,437	7,685
58	British Pound Currency	Mar. 2025	4,532,338	75,461
322	Euro Currency	Mar. 2025	41,813,713	891,924
12	Euro Schatz Index	Mar. 2025	1,329,845	5,709

				1,347,954

				$(8,718,365)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/25	BNP	AUD	33	$20,279	$20,116	$—	$(163)
Expiring 01/22/25	CITI	AUD	230	146,587	142,176	—	(4,411)
Brazilian Real,
Expiring 01/23/25	MSI	BRL	2,324	370,000	374,525	4,525	—
Expiring 02/04/25	GSI	BRL	22,710	3,891,910	3,651,968	—	(239,942)
Expiring 02/04/25	GSI	BRL	5,721	974,000	919,958	—	(54,042)
British Pound,
Expiring 01/21/25	DB	GBP	52	67,216	64,778	—	(2,438)
Chinese Renminbi,
Expiring 02/19/25	MSI	CNH	616	84,855	84,041	—	(814)
Expiring 03/19/25	GSI	CNH	4,343	598,417	593,033	—	(5,384)
Czech Koruna,
Expiring 01/21/25	CITI	CZK	3,531	152,423	145,196	—	(7,227)
Expiring 01/21/25	DB	CZK	25,214	1,065,000	1,036,751	—	(28,249)
Expiring 01/21/25	MSI	CZK	14,703	632,000	604,561	—	(27,439)
Expiring 03/19/25	CITI	CZK	1,435	60,346	59,054	—	(1,292)

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone,
Expiring 03/19/25	MSI	DKK	1,033	$145,849	$144,129	$—	$(1,720)
Euro,
Expiring 01/10/25	BARC	EUR	487	504,046	504,267	221	—
Expiring 01/21/25	BARC	EUR	982	1,033,868	1,018,053	—	(15,815)
Expiring 01/21/25	CITI	EUR	718	755,510	743,848	—	(11,662)
Expiring 01/21/25	CITI	EUR	451	473,000	467,235	—	(5,765)
Expiring 01/21/25	CITI	EUR	447	473,000	463,830	—	(9,170)
Expiring 01/21/25	DB	EUR	1,809	1,908,490	1,875,749	—	(32,741)
Expiring 01/21/25	DB	EUR	1,436	1,530,050	1,488,614	—	(41,436)
Expiring 01/21/25	JPM	EUR	1,572	1,708,255	1,629,256	—	(78,999)
Expiring 01/21/25	JPM	EUR	953	1,036,873	987,989	—	(48,884)
Expiring 01/22/25	HSBC	EUR	321	332,937	333,083	146	—
Hong Kong Dollar,
Expiring 02/19/25	GSI	HKD	3,685	474,357	474,742	385	—
Hungarian Forint,
Expiring 01/21/25	BNP	HUF	60,055	162,415	151,037	—	(11,378)
Expiring 01/21/25	DB	HUF	586,906	1,569,000	1,476,057	—	(92,943)
Indian Rupee,
Expiring 03/19/25	BOA	INR	174,597	2,051,000	2,023,762	—	(27,238)
Expiring 03/19/25	BOA	INR	145,039	1,703,000	1,681,164	—	(21,836)
Expiring 03/19/25	CITI	INR	473,864	5,547,786	5,492,598	—	(55,188)
Expiring 03/19/25	HSBC	INR	132,603	1,552,000	1,537,011	—	(14,989)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	90,293,852	5,663,187	5,541,990	—	(121,197)
Israeli Shekel,
Expiring 01/22/25	MSI	ILS	813	228,174	223,856	—	(4,318)
Expiring 03/19/25	BARC	ILS	2,403	675,240	662,296	—	(12,944)
Japanese Yen,
Expiring 01/21/25	GSI	JPY	245,396	1,665,085	1,563,495	—	(101,590)
Expiring 01/21/25	HSBC	JPY	26,575	178,092	169,318	—	(8,774)
Expiring 02/19/25	CITI	JPY	14,321	91,233	91,555	322	—
Mexican Peso,
Expiring 03/19/25	JPM	MXN	12,129	590,414	574,122	—	(16,292)
Expiring 03/19/25	UAG	MXN	22,865	1,117,847	1,082,362	—	(35,485)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	53,758	1,652,000	1,638,753	—	(13,247)
Expiring 03/19/25	CITI	TWD	52,084	1,612,000	1,587,722	—	(24,278)
Expiring 03/19/25	CITI	TWD	41,751	1,293,000	1,272,738	—	(20,262)
New Zealand Dollar,
Expiring 01/21/25	BNP	NZD	115	69,788	64,124	—	(5,664)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	164,145	2,806,050	2,807,948	1,898	—
Expiring 03/19/25	JPM	PHP	49,325	831,500	843,769	12,269	—
Expiring 03/19/25	JPM	PHP	49,176	831,500	841,223	9,723	—
Polish Zloty,
Expiring 01/21/25	DB	PLN	7,948	2,006,506	1,923,072	—	(83,434)
Expiring 01/21/25	DB	PLN	498	125,756	120,527	—	(5,229)
Singapore Dollar,
Expiring 02/19/25	CITI	SGD	549	409,215	403,049	—	(6,166)
Expiring 03/19/25	HSBC	SGD	195	146,270	143,257	—	(3,013)
South African Rand,
Expiring 03/19/25	BARC	ZAR	22,006	1,224,479	1,157,784	—	(66,695)
South Korean Won,
Expiring 01/02/25	MSI	KRW	1,364,685	951,000	926,165	—	(24,835)
Expiring 03/19/25	CITI	KRW	62,331	43,749	42,315	—	(1,434)

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 03/19/25	CITI	SEK	6,763	$617,563	$613,863	$—	$(3,700)
Swiss Franc,
Expiring 03/19/25	GSI	CHF	1,494	1,698,610	1,660,340	—	(38,270)
Thai Baht,
Expiring 03/19/25	BNP	THB	1,947	57,227	57,415	188	—
Expiring 03/19/25	BOA	THB	35,394	1,043,000	1,043,521	521	—
Expiring 03/19/25	CITI	THB	42,522	1,235,000	1,253,677	18,677	—
Turkish Lira,
Expiring 01/13/25	BARC	TRY	35,373	983,308	987,393	4,085	—
Expiring 01/15/25	HSBC	TRY	96,854	2,686,623	2,698,010	11,387	—
Expiring 01/22/25	CITI	TRY	84,324	2,324,101	2,332,105	8,004	—

				$65,881,986	$64,516,345	72,351	(1,437,992)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/21/25	CITI	AUD	1,532	$1,024,393	$948,014	$76,379	$—
Expiring 01/22/25	HSBC	AUD	40	24,949	24,758	191	—
Expiring 01/22/25	ML	AUD	33	20,641	20,116	525	—
Brazilian Real,
Expiring 01/23/25	JPM	BRL	2,324	370,000	374,525	—	(4,525)
British Pound,
Expiring 01/10/25	BARC	GBP	1,582	1,980,198	1,980,362	—	(164)
Expiring 01/21/25	HSBC	GBP	8,085	10,521,511	10,119,193	402,318	—
Expiring 01/21/25	HSBC	GBP	681	885,702	851,835	33,867	—
Expiring 01/21/25	HSBC	GBP	276	358,358	345,838	12,520	—
Expiring 01/21/25	HSBC	GBP	258	325,592	322,878	2,714	—
Expiring 01/22/25	HSBC	GBP	2,486	3,161,961	3,111,437	50,524	—
Expiring 03/19/25	GSI	GBP	802	1,017,327	1,003,554	13,773	—
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	1,881	1,366,956	1,309,370	57,586	—
Expiring 01/21/25	HSBC	CAD	499	363,344	347,324	16,020	—
Expiring 01/22/25	CITI	CAD	649	457,985	451,582	6,403	—
Expiring 01/22/25	HSBC	CAD	4,148	2,931,726	2,888,209	43,517	—
Chilean Peso,
Expiring 03/19/25	TD	CLP	712,999	734,748	716,240	18,508	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	13,352	1,847,000	1,823,184	23,816	—
Expiring 03/19/25	CITI	CNH	10,341	1,429,000	1,412,056	16,944	—
Expiring 03/19/25	GSI	CNH	50,085	6,900,861	6,838,779	62,082	—
Expiring 03/19/25	MSI	CNH	1,663	226,783	227,004	—	(221)
Czech Koruna,
Expiring 01/21/25	BNP	CZK	60,080	2,613,472	2,470,390	143,082	—
Expiring 01/21/25	CITI	CZK	60,080	2,593,359	2,470,390	122,969	—
Expiring 01/21/25	UAG	CZK	33,138	1,372,000	1,362,556	9,444	—
Expiring 01/21/25	UAG	CZK	25,811	1,115,000	1,061,310	53,690	—
Euro,
Expiring 01/10/25	DB	EUR	383	402,070	396,394	5,676	—
Expiring 01/10/25	HSBC	EUR	398	419,440	412,243	7,197	—
Expiring 01/10/25	HSBC	EUR	192	202,777	198,618	4,159	—
Expiring 01/10/25	JPM	EUR	8,382	8,744,315	8,685,730	58,585	—
Expiring 01/21/25	BARC	EUR	41,531	45,599,737	43,055,422	2,544,315	—

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/21/25	BNYM	EUR	202	$212,788	$209,802	$2,986	$—
Expiring 01/21/25	CITI	EUR	1,887	2,038,000	1,955,944	82,056	—
Expiring 01/21/25	CITI	EUR	953	1,033,290	987,989	45,301	—
Expiring 01/21/25	CITI	EUR	900	946,000	932,723	13,277	—
Expiring 01/21/25	GSI	EUR	39,652	43,322,101	41,107,304	2,214,797	—
Expiring 01/21/25	JPM	EUR	381	404,765	394,724	10,041	—
Expiring 01/21/25	JPM	EUR	50	53,291	52,144	1,147	—
Expiring 01/21/25	MSI	EUR	860	903,703	891,416	12,287	—
Expiring 01/21/25	SSB	EUR	32,724	36,083,849	33,925,792	2,158,057	—
Expiring 01/21/25	TD	EUR	863	909,654	894,572	15,082	—
Expiring 01/22/25	BNP	EUR	95	98,877	98,492	385	—
Expiring 01/22/25	HSBC	EUR	23,912	25,086,936	24,791,288	295,648	—
Expiring 01/22/25	HSBC	EUR	400	420,966	414,702	6,264	—
Expiring 01/22/25	ML	EUR	80	84,164	82,940	1,224	—
Expiring 03/19/25	CITI	EUR	726	763,882	754,957	8,925	—
Expiring 03/19/25	GSI	EUR	63	66,386	65,486	900	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	404,952	1,022,000	1,018,446	3,554	—
Expiring 01/21/25	UAG	HUF	331,655	900,356	834,106	66,250	—
Expiring 01/22/25	HSBC	HUF	170,150	436,868	427,902	8,966	—
Indonesian Rupiah,
Expiring 03/19/25	CITI	IDR	15,393,600	960,000	944,817	15,183	—
Japanese Yen,
Expiring 01/22/25	HSBC	JPY	1,101,091	7,282,543	7,016,235	266,308	—
Mexican Peso,
Expiring 01/22/25	ML	MXN	22,695	1,117,911	1,084,093	33,818	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	275,099	8,528,073	8,386,117	141,956	—
Expiring 03/19/25	CITI	TWD	57,481	1,773,000	1,752,243	20,757	—
Peruvian Nuevo Sol,
Expiring 03/19/25	CITI	PEN	3,545	951,000	941,478	9,522	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	3,307	812,000	800,080	11,920	—
Expiring 01/21/25	BOA	PLN	3,330	819,000	805,775	13,225	—
Expiring 01/21/25	GSI	PLN	4,244	1,045,000	1,026,805	18,195	—
Singapore Dollar,
Expiring 03/19/25	BARC	SGD	5,900	4,425,939	4,334,171	91,768	—
Expiring 03/19/25	JPM	SGD	2,255	1,674,000	1,656,578	17,422	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	25,942	1,381,873	1,374,431	7,442	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	2,103,284	1,454,000	1,427,857	26,143	—
Expiring 03/19/25	HSBC	KRW	1,337,553	950,000	908,025	41,975	—
Expiring 03/19/25	JPM	KRW	7,739,679	5,434,137	5,254,237	179,900	—
Thai Baht,
Expiring 03/19/25	HSBC	THB	159,887	4,717,046	4,713,908	3,138	—
Expiring 03/19/25	JPM	THB	56,488	1,651,000	1,665,439	—	(14,439)
Turkish Lira,
Expiring 01/22/25	CITI	TRY	43,272	1,200,001	1,196,749	3,252	—
Expiring 01/22/25	CITI	TRY	38,738	1,075,000	1,071,344	3,656	—

				$261,050,604	$251,430,422	9,639,531	(19,349)

						$9,711,882	$(1,457,341)

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	500	$92,323	$159	$92,164	GSI
Dominican Republic	12/20/29	1.000%(Q)	500	17,737	159	17,578	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	500	(12,919)	159	(13,078)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	500	85,913	159	85,754	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	750	(17,171)	238	(17,409)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	2,250	109,587	714	108,873	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	500	18,455	159	18,296	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	500	(1,288)	159	(1,447)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	1,250	(20,142)	397	(20,539)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	2,250	(34,665)	714	(35,379)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	500	169,778	159	169,619	GSI
Republic of Chile	12/20/29	1.000%(Q)	1,500	(24,287)	476	(24,763)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	1,750	85,730	555	85,175	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	2,000	(19,065)	635	(19,700)	GSI
Republic of Panama	12/20/29	1.000%(Q)	500	23,804	159	23,645	GSI
Republic of Peru	12/20/29	1.000%(Q)	750	(4,588)	238	(4,826)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	750	(10,465)	238	(10,703)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	2,250	89,096	714	88,382	GSI
Republic of Turkey	12/20/29	1.000%(Q)	2,250	152,924	714	152,210	GSI
State of Qatar	12/20/29	1.000%(Q)	500	(12,674)	159	(12,833)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	500	527	159	368	GSI
United Mexican States	12/20/29	1.000%(Q)	2,250	39,003	714	38,289	GSI

				$727,613	$7,937	$719,676

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	25,000	1.729%	$(774,985)	$(19,838)	$(755,147)	GSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		415	$(6,767)	$(3,793)	$(2,974)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		415	(6,820)	(3,307)	(3,513)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	14,006	17,158	(3,152)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	(3,475)	4,311	(7,786)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(37,911)	(30,469)	(7,442)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	15,747	69,820	(54,073)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	10,498	45,553	(35,055)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	315	(241)	(80)	(161)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	105	(81)	(27)	(54)	BARC

					$(15,044)	$99,166	$(114,210)

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)		420	0.036%	$(146)	$(201)	$55	BARC
People’s Republic of China	06/20/29	1.000%(Q)		830	0.616%	13,206	9,220	3,986	JPM
Republic of Estonia	12/20/26	1.000%(Q)		240	0.241%	3,547	894	2,653	JPM
Republic of France	06/20/34	0.250%(Q)		465	0.641%	(13,887)	(9,704)	(4,183)	CITI
Republic of France	12/20/34	0.250%(Q)		1,195	0.656%	(38,605)	(28,546)	(10,059)	BOA
Republic of Italy	12/20/34	1.000%(Q)		185	1.141%	(1,962)	(1,146)	(816)	CITI
Republic of Italy	12/20/34	1.000%(Q)		185	1.141%	(1,962)	(1,146)	(816)	CITI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	215	0.091%	96	61	35	BARC

						$(39,713)	$(30,568)	$(9,145)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	9,090	$(743,390)	$(714,702)	$28,688
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	6,950	(157,322)	(157,445)	(123)

				$(900,712)	$(872,147)	$28,565

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	72,070	0.499%	$1,693,044	$1,632,678	$(60,366)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.493%	$(16,716)	$(14,405)	$2,311
AUD	980	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.493%	69,658	(53,326)	(122,984)
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.493%	(81,104)	(75,966)	5,138
AUD	340	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.493%	(22,594)	(25,985)	(3,391)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.493%	(19,734)	(19,797)	(63)
BRL	6,466	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(167,280)	(167,280)
BRL	3,817	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(91,151)	(91,151)
BRL	4,703	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(146,259)	(146,259)
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 3.320%	(2,282)	10,758	13,040
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 3.320%	1,872	24,983	23,111
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 3.320%	(1,069)	24,478	25,547
CAD	295	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 3.320%	10,124	8,313	(1,811)
CAD	1,050	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 3.320%	(20,508)	41,426	61,934
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 3.320%	(1,342)	3,613	4,955
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.451%	—	(31,534)	(31,534)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 0.451%	—	38,024	38,024
CHF	55	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.451%	(2,109)	(5,135)	(3,026)
CHF	340	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.451%	—	(210)	(210)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(7,437)	(7,437)
CNH	18,085	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	1,405	7,354	5,949
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	(122)	181,551	181,673
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	82,080	82,080
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	50,360	158,833	108,473
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	34,498	34,498
CNH	25,100	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	125,020	183,410	58,390
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	1,298	49,644	48,346
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.960%	—	(29,589)	(29,589)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.790%	—	(35,054)	(35,054)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.613%	(16,459)	(24,059)	(7,600)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.905%	—	(18,415)	(18,415)
EUR	2,265	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.905%	(56,105)	(72,171)	(16,066)
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.568%	—	99,111	99,111
EUR	45	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 2.905%	157	1,010	853
EUR	1,625	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.905%	44,778	60,824	16,046
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	(87,405)	(87,405)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	140,220	140,220
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(144,218)	(144,218)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	328,702	328,702
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(338,662)	(338,662)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.568%	—	(608,763)	(608,763)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	109,598	109,598
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(113,319)	(113,319)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.568%	796	(87,052)	(87,848)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	(455)	98,476	98,931
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.905%	(48,503)	(41,371)	7,132
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 2.905%	(263,935)	(238,861)	25,074
EUR	1,235	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(886)	8,762	9,648
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(65,128)	150,412	215,540
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(79,656)	485,882	565,538
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.700%	(91,921)	(124,305)	(32,384)

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	$389,270	$350,615	$(38,655)
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.700%	(51,815)	(69,926)	(18,111)
GBP	2,400	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.700%	(414,565)	(488,283)	(73,718)
GBP	4,575	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(352,524)	1,037,565	1,390,089
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(13,710)	134,940	148,650
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.700%	(780,982)	(1,123,557)	(342,575)
GBP	1,410	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	388,430	430,401	41,971
GBP	3,380	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	1,083,383	1,284,148	200,765
GBP	2,845	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.700%	(777,758)	(1,150,111)	(372,353)
GBP	170	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	22,538	(78,781)	(101,319)
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.700%	310,954	328,763	17,809
GBP	305	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 4.700%	9,648	17,838	8,190
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	646,993	(2,146,836)	(2,793,829)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 4.700%	44,587	192,072	147,485
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.480%	—	(56,185)	(56,185)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.520%	—	(62,052)	(62,052)
JPY	225,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.227%	—	340	340
JPY	225,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(2,030)	(5,161)	(3,131)
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(5,532)	(11,002)	(5,470)
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.227%	15,106	18,471	3,365
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(70,255)	(115,308)	(45,053)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.227%	—	(13,584)	(13,584)
JPY	220,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.227%	(9,363)	(4,492)	4,871
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.227%	28,861	25,753	(3,108)
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.227%	7,488	(176,224)	(183,712)
JPY	80,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.227%	2,458	316	(2,142)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.227%	6,247	7,975	1,728
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.227%	(4,128)	(6,750)	(2,622)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.227%	(27,907)	(29,375)	(1,468)
JPY	100,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.227%	6,880	4,549	(2,331)
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.227%	6,028	(170,130)	(176,158)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.227%	(21,840)	(21,112)	728
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.227%	9,341	(408,160)	(417,501)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.227%	(18,052)	(19,446)	(1,394)
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.227%	8,999	(115,263)	(124,262)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(40,902)	(47,776)	(6,874)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(44,248)	(50,326)	(6,078)
JPY	90,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.227%	(221)	564	785
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	37,000	(607,317)	(644,317)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.227%	74,035	114,816	40,781
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.227%	—	25,734	25,734
JPY	100,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.227%	8,948	(7,871)	(16,819)
KRW	1,070,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	947	947
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	1,057	1,057
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	(115,431)	(115,431)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	(6,777)	16,170	22,947
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	5,747	5,747
KRW	979,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	3,077	20,864	17,787
MXN	5,000	12/24/25	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	666	(6,896)	(7,562)
MXN	2,380	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	144	(1,438)	(1,582)
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(12,905)	(12,905)
MXN	2,380	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(7,364)	(7,364)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.700%	—	(28,380)	(28,380)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 4.165%	—	(40,722)	(40,722)
PLN	4,615	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(4,106)	(4106)

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	3,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.800%	$—	$(2,622)	$(2,622)
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(75,928)	(75,928)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.542%	—	(45,768)	(45,768)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.112%	(1,690)	(45,211)	(43,521)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	(31,822)	(31,822)
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	16,004	16,004
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	12,418	12,418
THB	5,700	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	(1,673)	(1,673)
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.676%	—	15,371	15,371
	12,932	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(17,517)	(17,517)
	16,536	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	5,308	5,308
	43,026	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	5,315	5,315
	3,930	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.490%	—	12,812	12,812
	129,495	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	335,464	335,464
	52,095	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.490%	3,362	(62,119)	(65,481)
	40,260	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(132,032)	(132,032)
	4,335	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.490%	1,511	2,731	1,220
	2,010	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.490%	—	13,814	13,814
	35,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	233,060	190,867	(42,193)
	66,340	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(270,527)	(270,527)
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	1,566	(82,629)	(84,195)
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(32,359)	(32,359)
	28,140	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	8,270	145,179	136,909
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.490%	—	363,448	363,448
	1,810	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(19,708)	(19,708)
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(9,484)	(9,484)
	17,515	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(18,623)	(41,029)	(22,406)
	850	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.490%	—	2,216	2,216
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.490%	—	4,133	4,133
	460	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(6,228)	(6,228)
	2,235	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(94,314)	(94,314)
	17,820	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(258,996)	(258,996)
	770	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.490%	(306,751)	(337,042)	(30,291)
	10,980	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	(79,213)	(380,541)	(301,328)
	220	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(1,381)	(1,381)
	420	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.490%	(2,434)	(10,368)	(7,934)
	2,590	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	1,182,250	1,214,843	32,593
	710	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	311,266	333,026	21,760
	2,855	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.490%	—	19,828	19,828
	400	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.490%	—	6,264	6,264
	9,720	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	75,344	362,520	287,176
	13,585	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	254,831	254,831
	455	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.490%	4,698	18,960	14,262
	690	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.490%	3,109	11,100	7,991
ZAR	10,015	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.750%	(12)	(5,756)	(5,744)

					$1,399,025	$(2,070,994)	$(3,470,019)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	$9,729	$ —	$ 9,729	MSI
CNH	700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	5,753	—	5,753	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CZK 277,090	02/06/25	3.830%(T)	3 Month PRIBOR(1)(Q)/ 3.920%	$(2,605)	$—	$(2,605)	BNP
MYR 8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	(27,820)	(50)	(27,770)	HSBC

				$(14,943)	$(50)	$(14,893)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(22,046)	$2,183,961	$—	$2,183,961
U.S. Treasury Bond(T)	1 Day USOIS -120bps(T)/ 3.130%	JPM	01/09/25	2,725	(158,667)	—	(158,667)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.590%	JPM	02/12/25	1,095	(40,207)	—	(40,207)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	14,400	(738,887)	—	(738,887)
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	25,820	(762,781)	—	(762,781)

					$483,419	$—	$483,419

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$154,954	$(98,307)	$3,086,525	$(2,776,825)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$3,468,951
GS	257,000	15,064,192
JPS	—	9,115,869

Total	$257,000	$27,649,012

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$255,693,543	$—		$—
Fixed Income	1,035,224,170	—		—
International Equity	31,108,323	—		—
Common Stocks	381,588,553	156,689,772		—**
Preferred Stocks	392,796	78,622		—
Unaffiliated Exchange-Traded Funds	291,598,909	—		—
Asset-Backed Securities
Automobiles	—	3,138,371		—
Collateralized Loan Obligations	—	348,573,334		—
Consumer Loans	—	2,038,475		—
Credit Cards	—	629,654		—
Home Equity Loans	—	841,775		—
Residential Mortgage-Backed Securities	—	72,326		—
Student Loans	—	161,632		—
Commercial Mortgage-Backed Securities	—	17,163,972		—
Corporate Bonds	—	208,672,074		—
Floating Rate and Other Loans	—	12,604,017		—
Residential Mortgage-Backed Securities	—	1,729,586		—
Sovereign Bonds	—	62,775,418		—
U.S. Government Agency Obligations	—	18,288,347		—
U.S. Treasury Obligations	—	80,934,915		—
Short-Term Investments
Affiliated Mutual Funds	408,565,231	—		—
U.S. Treasury Obligation	—	15,064,192		—
Options Purchased	8,525	155,832		—

Total	$2,404,180,050	$929,612,314	$	—**

Liabilities
Options Written	$(140,663)	$(238,701)		$—

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$37,656		$—
Futures Contracts	1,417,686	—		—
OTC Forward Foreign Currency Exchange Contracts	—	9,711,882		—
OTC Packaged Credit Default Swap Agreements	—	884,877		—
Centrally Cleared Credit Default Swap Agreement	—	28,688		—
OTC Credit Default Swap Agreements	—	57,100		—
Centrally Cleared Interest Rate Swap Agreements	—	5,960,775		—
OTC Interest Rate Swap Agreements	—	15,482		—
OTC Total Return Swap Agreement	—	2,183,961		—

Total	$1,417,686	$18,880,421		$—

Liabilities
Centrally Cleared Swaptions Purchased	$—	$(53,954)		$—
Futures Contracts	(10,136,051)	—		—

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(1,457,341)	$—
OTC Packaged Credit Default Swap Agreements	—	(932,249)	—
Centrally Cleared Credit Default Swap Agreements	—	(60,489)	—
OTC Credit Default Swap Agreements	—	(111,857)	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,430,794)	—
OTC Interest Rate Swap Agreements	—	(30,425)	—
OTC Total Return Swap Agreements	—	(1,700,542)	—

Total	$(10,136,051)	$(13,777,651)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	52.1%
Collateralized Loan Obligations	10.5
Unaffiliated Exchange-Traded Funds	8.8
U.S. Treasury Obligations	2.8
Banks	2.3
Sovereign Bonds	1.9
Semiconductors & Semiconductor Equipment	1.4
Software	1.2
Pharmaceuticals	1.0
Technology Hardware, Storage & Peripherals	0.8
Interactive Media & Services	0.7
Insurance	0.7
Capital Markets	0.6
Electric	0.6
Oil, Gas & Consumable Fuels	0.6
U.S. Government Agency Obligations	0.5
Commercial Mortgage-Backed Securities	0.5
Broadline Retail	0.5
Aerospace & Defense	0.5
Automobiles	0.5
Financial Services	0.5
Telecommunications	0.5
Media	0.4
Entertainment	0.3
Health Care Equipment & Supplies	0.3
Machinery	0.3
Hotels, Restaurants & Leisure	0.3
Retail	0.3
Specialty Retail	0.3
Oil & Gas	0.3
Foods	0.3
Electric Utilities	0.3
Consumer Staples Distribution & Retail	0.3
Real Estate Investment Trusts (REITs)	0.3
Commercial Services	0.3
Health Care Providers & Services	0.2
Biotechnology	0.2
Chemicals	0.2

Electrical Equipment	0.2%
Pipelines	0.2
Home Builders	0.2
Food Products	0.2
Diversified Financial Services	0.2
Real Estate	0.2
Beverages	0.2
Industrial Conglomerates	0.2
Diversified Telecommunication Services	0.2
Multi-Utilities	0.2
Professional Services	0.2
Metals & Mining	0.2
Textiles, Apparel & Luxury Goods	0.2
IT Services	0.1
Household Products	0.1
Ground Transportation	0.1
Trading Companies & Distributors	0.1
Transportation	0.1
Building Products	0.1
Communications Equipment	0.1
Tobacco	0.1
Life Sciences Tools & Services	0.1
Auto Manufacturers	0.1
Building Materials	0.1
Construction Materials	0.1
Consumer Finance	0.1
Healthcare-Services	0.1
Electronic Equipment, Instruments & Components	0.1
Real Estate Management & Development	0.1
Auto Parts & Equipment	0.1
Construction & Engineering	0.1
Household Durables	0.1
Apparel	0.1
Specialized REITs	0.1
Computers	0.1
Personal Care Products	0.1
Wireless Telecommunication Services	0.1
Air Freight & Logistics	0.1
Healthcare-Products	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Leisure Time	0.1%
Industrial REITs	0.1
Passenger Airlines	0.1
Consumer Loans	0.1
Lodging	0.1
Commercial Services & Supplies	0.1
Residential Mortgage-Backed Securities	0.1
Airlines	0.1
Mining	0.1
Multi-National	0.1
Residential REITs	0.0	*
Energy Equipment & Services	0.0	*
Electronics	0.0	*
Retail REITs	0.0	*
Housewares	0.0	*
Health Care Technology	0.0	*
Packaging & Containers	0.0	*
Engineering & Construction	0.0	*
Home Equity Loans	0.0	*
Gas	0.0	*
Distribution/Wholesale	0.0	*
Automobile Components	0.0	*
Semiconductors	0.0	*
Health Care REITs	0.0	*
Investment Companies	0.0	*
Marine Transportation	0.0	*
Iron/Steel	0.0	*
Credit Cards	0.0	*

Leisure Products	0.0	*%
Agriculture	0.0	*
Machinery-Diversified	0.0	*
Diversified REITs	0.0	*
Trucking & Leasing	0.0	*
Diversified Consumer Services	0.0	*
Savings & Loans	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Gas Utilities	0.0	*
Containers & Packaging	0.0	*
Internet	0.0	*
Office REITs	0.0	*
Environmental Control	0.0	*
Household Products/Wares	0.0	*
Transportation Infrastructure	0.0	*
Options Purchased	0.0	*
Student Loans	0.0	*
Distributors	0.0	*
Miscellaneous Manufacturing	0.0	*
Paper & Forest Products	0.0	*

	100.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$66,344*		Due from/to broker-variation margin swaps and swaptions	$114,443*
Credit contracts	Premiums paid for OTC swap agreements	154,954		Premiums received for OTC swap agreements	98,257
Credit contracts	—	—		Options written outstanding, at value	20,521
Credit contracts	Unrealized appreciation on OTC swap agreements	887,082		Unrealized depreciation on OTC swap agreements	1,045,908
Equity contracts	Due from/to broker-variation margin futures	56,037	*	Due from/to broker-variation margin futures	3,392,450	*
Foreign exchange contracts	Due from/to broker-variation margin futures	967,385*		—	—
Foreign exchange contracts	Unaffiliated investments	48,489		Options written outstanding, at value	104,859
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,711,882		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,457,341

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$394,264	*	Due from/to broker-variation margin futures	$6,743,601	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,960,775	*	Due from/to broker-variation margin swaps	9,430,794	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	50
Interest rate contracts	Unaffiliated investments	115,868		Options written outstanding, at value	253,984
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,199,443		Unrealized depreciation on OTC swap agreements	1,730,917

		$20,562,523			$24,393,125

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(322,178)
Credit contracts	2,955	40,813	—	—	776,617
Equity contracts	—	—	32,943,681	—	—
Foreign exchange contracts	(8,449)	157,876	2,030,051	2,870,812	—
Interest rate contracts	80,067	(41,540)	(10,522,398)	—	(3,873,600)

Total	$74,573	$157,149	$24,451,334	$2,870,812	$(3,419,161)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(53,954)	$45,775	$—	$—	$(67,712)
Equity contracts	—	—	(11,011,528)	—	—
Foreign exchange contracts	21,630	29,027	1,861,631	12,798,228	—
Interest rate contracts	67,843	(106,233)	(28,693,826)	—	3,583,952

Total	$35,519	$(31,431)	$(37,843,723)	$12,798,228	$3,516,240

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 28,216
Options Written (2)	79,586,200
Futures Contracts - Long Positions (2)	959,757,235

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (2)	$161,542,112
Forward Foreign Currency Exchange Contracts - Purchased (3)	297,904,102
Forward Foreign Currency Exchange Contracts - Sold (3)	485,959,031
Cross Currency Exchange Contracts (4)	1,020,986
Interest Rate Swap Agreements (2)	673,570,198
Credit Default Swap Agreements - Buy Protection (2)	22,744,270
Credit Default Swap Agreements - Sell Protection (2)	43,078,209
Total Return Swap Agreements (2)	34,437,244
Inflation Swap Agreements (2)	14,141,080

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$27,338,533	$(27,338,533)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(3)	$2,677,060	$(137,204)	$2,539,856	$(2,406,904)	$132,952
BNP(3)	147,581	(33,460)	114,121	(114,121)	—
BNP(5)	385	(163)	222	—	222
BNYM(3)	2,986	—	2,986	—	2,986
BOA(3)	63,705	(102,074)	(38,369)	—	(38,369)
CITI(3)	599,399	(951,315)	(351,916)	351,916	—
CITI(4)	15,650	(15,569)	81	—	81
DB(3)	5,676	(316,343)	(310,667)	310,667	—
GSI(3)	5,369,223	(1,356,264)	4,012,959	(3,800,000)	212,959
GSI(4)	15,058	(38,270)	(23,212)	—	(23,212)
HSBC(3)	592,881	(54,596)	538,285	(530,601)	7,684
HSBC(5)	671,564	—	671,564	—	671,564
JPM(3)	510,022	(1,414,023)	(904,001)	904,001	—
ML(5)	35,567	—	35,567	—	35,567
MSI(3)	77,851	(109,556)	(31,705)	31,705	—
MSI(4)	—	(6,852)	(6,852)	—	(6,852)
SSB(3)	2,158,057	—	2,158,057	(2,062,926)	95,131
TD(3)	33,590	—	33,590	(19,303)	14,287
UAG(3)	132,938	(35,485)	97,453	(75,352)	22,101

	$13,109,193	$(4,571,174)	$8,538,019	$(7,410,918)	$1,127,101

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(4)	Putnam
(5)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $27,338,533:
Affiliated investments (cost $1,605,867,171)	$1,730,591,267
Unaffiliated investments (cost $1,556,942,511)	1,603,201,097
Foreign currency, at value (cost $2,037,338)	2,014,603
Cash	790,756
Dividends and interest receivable	9,881,666
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,711,882
Unrealized appreciation on OTC swap agreements	3,086,525
Tax reclaim receivable	1,099,308
Deposit with broker for centrally cleared/exchange-traded derivatives	257,000
Premiums paid for OTC swap agreements	154,954
Receivable for investments sold	114,198
Due from broker-variation margin futures	46,102
Due from broker-variation margin swaps and swaptions	34,873
Receivable for Portfolio shares sold	2,272
Receivable from affiliate	2,240
Foreign capital gains tax benefit accrued	1,004
Prepaid expenses and other assets	67,892

Total Assets	3,361,057,639

LIABILITIES
Payable to broker for collateral for securities on loan	27,923,102
Payable for Portfolio shares purchased	2,831,742
Unrealized depreciation on OTC swap agreements	2,776,825
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,457,341
Due to broker-variation margin futures	914,038
Management fee payable	742,572
Accrued expenses and other liabilities	580,727
Payable for investments purchased	409,669
Options written outstanding, at value (premiums received $310,277)	379,364
Payable to affiliate	281,585
Distribution fee payable	129,580
Premiums received for OTC swap agreements	98,307
Trustees’ fees payable	2,570
Affiliated transfer agent fee payable	707

Total Liabilities	38,528,129

NET ASSETS	$3,322,529,510

Net assets were comprised of:
Partners’ Equity	$3,322,529,510

Net asset value and redemption price per share, $3,322,529,510 / 156,152,668 outstanding shares of beneficial interest	$21.28

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $16,103 foreign withholding tax)	$43,319,994
Affiliated dividend income	25,924,163
Unaffiliated dividend income (net of $703,220 foreign withholding tax, of which $103,570 is reimbursable by an affiliate)	17,361,949
Income from securities lending, net (including affiliated income of $90,306)	98,216

Total income	86,704,322

EXPENSES
Management fee	21,900,311
Distribution fee	8,815,581
Custodian and accounting fees	839,164
Audit fee	111,300
Professional fees	105,870
Trustees’ fees	64,610
Shareholders’ reports	18,441
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	134,620

Total expenses	31,998,936
Less: Fee waiver and/or expense reimbursement	(2,130,687)
Distribution fee waiver	(580,775)

Net expenses	29,287,474

NET INVESTMENT INCOME (LOSS)	57,416,848

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $27,020,181) (net of foreign capital gains taxes $(103,628))	153,922,938
Futures transactions	24,451,334
Forward and cross currency contract transactions	2,870,812
Options written transactions	157,149
Swap agreements transactions	(3,419,161)
Foreign currency transactions	(4,727,360)

173,255,712

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $50,111,524) (net of change in foreign capital gains taxes $7,703)	53,498,268
Futures	(37,843,723)
Forward and cross currency contracts	12,798,228
Options written	(31,431)
Swap agreements	3,516,240
Foreign currencies	(834,527)

31,103,055

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	204,358,767

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,775,615

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$57,416,848	$64,788,928
Net realized gain (loss) on investment and foreign currency transactions	173,255,712	(104,943,616)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	31,103,055	415,169,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	261,775,615	375,014,882

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,646,838 and 53,391,496 shares, respectively]	220,238,557	994,789,084
Portfolio shares purchased [37,543,485 and 71,621,949 shares, respectively]	(773,391,054)	(1,309,566,016)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(553,152,497)	(314,776,932)

TOTAL INCREASE (DECREASE)	(291,376,882)	60,237,950
NET ASSETS:
Beginning of year	3,613,906,392	3,553,668,442

End of year	$3,322,529,510	$3,613,906,392

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$19.74	$17.66	$20.93	$19.70	$18.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.34	0.34	0.21	0.02	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.20	1.74	(3.48)	1.21	1.65

Total from investment operations	1.54	2.08	(3.27)	1.23	1.64

Net Asset Value, end of year	$21.28	$19.74	$17.66	$20.93	$19.70

Total Return(b)	7.80%	11.78%	(15.62)%	6.24%	9.08%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,323	$3,614	$3,554	$6,028	$6,487
Average net assets (in millions)	$3,526	$3,518	$4,535	$6,263	$6,109
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83%	0.84%	0.82%	0.45%	0.16%
Expenses before waivers and/or expense reimbursement	0.91%	0.91%	0.90%	0.57%	0.16%
Net investment income (loss)	1.63%	1.84%	1.12%	0.10%	(0.08)%
Portfolio turnover rate(d)(e)	70%	85%	69%	79%	41%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

LONG-TERM INVESTMENTS — 89.6%

AFFILIATED MUTUAL FUND — 11.7%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	149,645,700	$1,652,088,523

(cost $1,513,289,947)(wa)

COMMON STOCKS — 55.7%
Aerospace & Defense — 1.3%
AAR Corp.*	15,900	974,352
Airbus SE (France)	45,237	7,243,846
BAE Systems PLC (United Kingdom)	213,820	3,067,308
Bharat Electronics Ltd. (India)	32,949	112,439
Boeing Co. (The)*	134,370	23,783,490
BWX Technologies, Inc.	1,988	221,443
Byrna Technologies, Inc.*	7,000	201,670
Curtiss-Wright Corp.	1,037	368,000
Dassault Aviation SA (France)	3,239	661,844
Embraer SA (Brazil)*	5,000	45,857
Embraer SA (Brazil), ADR*(a)	18,885	692,702
General Dynamics Corp.	9,660	2,545,313
General Electric Co.	272,477	45,446,439
Hexcel Corp.	2,263	141,890
Hindustan Aeronautics Ltd. (India)	3,516	171,124
Howmet Aerospace, Inc.	65,437	7,156,845
Huntington Ingalls Industries, Inc.	1,082	204,466
Kongsberg Gruppen ASA (Norway)	23,943	2,693,749
L3Harris Technologies, Inc.	63,005	13,248,691
Leonardo SpA (Italy)	13,965	375,712
Lockheed Martin Corp.	27,115	13,176,263
MTU Aero Engines AG (Germany)	5,254	1,754,814
Northrop Grumman Corp.	33,521	15,731,070
Rheinmetall AG (Germany)	5,155	3,293,571
Rocket Lab USA, Inc.*(a)	125,400	3,193,938
Rolls-Royce Holdings PLC (United Kingdom)*	958,138	6,794,534
RTX Corp.	193,866	22,434,174
Safran SA (France)	47,083	10,316,244
Singapore Technologies Engineering Ltd. (Singapore)	193,500	660,252
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	2,876	98,014
Standardaero, Inc.*	5,680	140,637
Textron, Inc.	5,075	388,187
Thales SA (France)	7,744	1,112,003
TransDigm Group, Inc.	1,172	1,485,252
Woodward, Inc.	1,644	273,595

		190,209,728

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,839	293,326
Deutsche Post AG (Germany)	37,000	1,306,188
DSV A/S (Denmark)	1,495	318,384
Expeditors International of Washington, Inc.	3,238	358,673
FedEx Corp.	6,112	1,719,489
GXO Logistics, Inc.*	3,278	142,593
Hyundai Glovis Co. Ltd. (South Korea)	6,350	506,545
InPost SA (Poland)*	75,448	1,288,060
SAL Saudi Logistics Services (Saudi Arabia)	554	37,215

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	144,464	$18,216,910

		24,187,383

Automobile Components — 0.1%
Aptiv PLC (United Kingdom)*	6,874	415,740
BorgWarner, Inc.	6,308	200,531
Bridgestone Corp. (Japan)	7,400	248,737
Cie Generale des Etablissements Michelin SCA (France)	135,212	4,449,214
Continental AG (Germany)	9,096	612,920
Denso Corp. (Japan)	74,800	1,031,268
Dorman Products, Inc.*	2,644	342,530
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	800	5,745
Gentex Corp.	6,458	185,538
Goodyear Tire & Rubber Co. (The)*(a)	71,500	643,500
Hankook Tire & Technology Co. Ltd. (South Korea)	24,199	624,821
Hyundai Mobis Co. Ltd. (South Korea)	3,276	521,004
Lear Corp.	1,593	150,857
QuantumScape Corp.*(a)	10,004	51,921
Sumitomo Electric Industries Ltd. (Japan)	117,600	2,102,390
TPR Co. Ltd. (Japan)	120,800	1,864,017
Visteon Corp.*	7,700	683,144

		14,133,877

Automobiles — 1.3%
BYD Co. Ltd. (China) (Class H Stock)	100,314	3,411,993
Ferrari NV (Italy)	28,595	12,201,458
Ford Motor Co.	908,321	8,992,378
Geely Automobile Holdings Ltd. (China)	41,000	77,215
General Motors Co.	390,037	20,777,271
Harley-Davidson, Inc.(a)	13,474	405,972
Hero MotoCorp Ltd. (India)	1,491	72,299
Honda Motor Co. Ltd. (Japan)	83,800	797,844
Hyundai Motor Co. (South Korea)	3,420	485,540
Kia Corp. (South Korea)	9,447	639,274
Lucid Group, Inc.*(a)	22,715	68,599
Mahindra & Mahindra Ltd. (India)	52,963	1,853,875
Mercedes-Benz Group AG (Germany)	33,322	1,857,761
Rivian Automotive, Inc. (Class A Stock)*(a)	20,226	269,006
Seres Group Co. Ltd. (China) (Class A Stock)	1,900	34,488
Subaru Corp. (Japan)	172,400	3,063,258
Suzuki Motor Corp. (Japan)	280,600	3,143,940
Tesla, Inc.*	268,272	108,338,965
Thor Industries, Inc.	1,437	137,535
Toyota Motor Corp. (Japan)(a)	624,000	12,183,751
Winnebago Industries, Inc.	2,000	95,560

		178,907,982

Banks — 3.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	232,989	3,595,388
Absa Group Ltd. (South Africa)	22,932	229,850

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	15,891	$59,772
Agricultural Bank of China Ltd. (China) (Class H Stock)	338,000	191,821
AIB Group PLC (Ireland)	566,226	3,131,175
Akbank TAS (Turkey)	272,210	498,431
Al Rajhi Bank (Saudi Arabia)	7,662	192,591
Amalgamated Financial Corp.	22,600	756,422
Ameris Bancorp	21,200	1,326,484
AMMB Holdings Bhd (Malaysia)	68,500	83,926
ANZ Group Holdings Ltd. (Australia)	234,894	4,138,786
Associated Banc-Corp	85,700	2,048,230
Axos Financial, Inc.*	18,000	1,257,300
Banc of California, Inc.	40,600	627,676
Banco Bilbao Vizcaya Argentaria SA (Spain)	495,450	4,847,700
Banco BPM SpA (Italy)	255,501	2,068,690
Banco Bradesco SA (Brazil)	4,732	8,164
Banco de Chile (Chile)	490,529	55,751
Banco del Bajio SA (Mexico), 144A	24,400	48,739
Banco do Brasil SA (Brazil)	5,400	20,940
Banco Santander SA (Spain)	1,156,417	5,349,877
Bancolombia SA (Colombia)	977	8,334
Bank Central Asia Tbk PT (Indonesia)	2,192,306	1,314,053
Bank Hapoalim BM (Israel)	38,304	462,412
Bank Leumi Le-Israel BM (Israel)	161,948	1,926,749
Bank Mandiri Persero Tbk PT (Indonesia)	197,000	69,345
Bank of America Corp.	926,214	40,707,105
Bank of China Ltd. (China) (Class H Stock)	325,000	165,380
Bank of Communications Co. Ltd. (China) (Class H Stock)	683,000	559,773
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	19,100	38,038
Bank of Ireland Group PLC (Ireland)	102,485	934,606
Bank of Marin Bancorp	49,000	1,164,730
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	26,100	37,882
Bank OZK	2,922	130,117
Bank Polska Kasa Opieki SA (Poland)	1,046	34,964
BankUnited, Inc.	65,056	2,483,188
Barclays PLC (United Kingdom)	1,634,404	5,467,405
BayCom Corp.	19,600	526,064
BNP Paribas SA (France)	67,520	4,145,514
BOC Hong Kong Holdings Ltd. (China)	408,500	1,304,396
BOK Financial Corp.	635	67,596
BPER Banca SpA (Italy)	308,165	1,965,423
Brookline Bancorp, Inc.	19,456	229,581
Byline Bancorp, Inc.	12,300	356,700
CaixaBank SA (Spain)	580,572	3,152,026
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	749,000	516,643
China Construction Bank Corp. (China) (Class H Stock)	1,099,000	910,494
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,368,000	529,724
China Merchants Bank Co. Ltd. (China) (Class H Stock)	19,000	96,983

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Citigroup, Inc.	241,848	$17,023,681
Citizens Financial Group, Inc.	12,208	534,222
Columbia Banking System, Inc.	5,707	154,146
Comerica, Inc.	3,611	223,340
Commerce Bancshares, Inc.	3,410	212,477
Commonwealth Bank of Australia (Australia)	109,588	10,369,349
Credit Agricole SA (France)	124,280	1,710,034
Cullen/Frost Bankers, Inc.	1,599	214,666
Customers Bancorp, Inc.*	11,900	579,292
Danske Bank A/S (Denmark)	36,520	1,035,440
DBS Group Holdings Ltd. (Singapore)	136,350	4,369,399
Dime Community Bancshares, Inc.	52,400	1,610,514
DNB Bank ASA (Norway)	124,281	2,481,200
Dubai Islamic Bank PJSC (United Arab Emirates)	75,712	146,028
East West Bancorp, Inc.	44,448	4,256,341
Eastern Bankshares, Inc.	23,600	407,100
Emirates NBD Bank PJSC (United Arab Emirates)	18,855	110,180
Erste Group Bank AG (Austria)	60,746	3,759,942
Eurobank Ergasias Services & Holdings SA (Greece)	19,268	44,409
Fifth Third Bancorp(a)	18,427	779,094
Financial Institutions, Inc.	33,200	906,028
First BanCorp. (Puerto Rico)	35,100	652,509
First Citizens BancShares, Inc. (Class A Stock)	308	650,810
First Financial Bancorp	43,400	1,166,592
First Hawaiian, Inc.	3,540	91,863
First Horizon Corp.	14,763	297,327
First Interstate BancSystem, Inc. (Class A Stock)	17,260	560,432
Flushing Financial Corp.	62,700	895,356
FNB Corp.	9,755	144,179
Fulton Financial Corp.	58,000	1,118,240
Glacier Bancorp, Inc.(a)	31,600	1,586,952
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	13,300	85,703
Grupo Financiero Galicia SA (Argentina), ADR	18,153	1,131,295
Hana Financial Group, Inc. (South Korea)	24,723	945,983
Hanmi Financial Corp.	23,100	545,622
HDFC Bank Ltd. (India)	8,811	182,214
Heritage Financial Corp.	14,138	346,381
Hilltop Holdings, Inc.	5,400	154,602
Hope Bancorp, Inc.	24,000	294,960
HSBC Holdings PLC (United Kingdom)	1,530,841	15,037,606
Huaxia Bank Co. Ltd. (China) (Class A Stock)	35,900	39,190
Huntington Bancshares, Inc.	215,304	3,502,996
ICICI Bank Ltd. (India)	6,134	91,653
Independent Bank Corp.	10,800	693,252
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	348,000	232,006
Industrial Bank of Korea (South Korea)	90,484	877,181
ING Groep NV (Netherlands)	320,326	5,020,017
Intesa Sanpaolo SpA (Italy)	1,674,058	6,714,343

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Japan Post Bank Co. Ltd. (Japan)	26,400	$249,524
JB Financial Group Co. Ltd. (South Korea)	1,260	13,854
JPMorgan Chase & Co.	344,423	82,561,637
Kasikornbank PCL (Thailand)	26,100	118,797
KB Financial Group, Inc. (South Korea)	11,220	631,809
KeyCorp	25,052	429,391
Lloyds Banking Group PLC (United Kingdom)	4,606,661	3,146,022
M&T Bank Corp.	14,885	2,798,529
Mediobanca Banca di Credito Finanziario SpA (Italy)	32,400	473,168
Metropolitan Bank Holding Corp.*	3,500	204,400
MidWestOne Financial Group, Inc.	5,207	151,628
Mitsubishi UFJ Financial Group, Inc. (Japan)	821,300	9,588,435
Mizrahi Tefahot Bank Ltd. (Israel)	28,475	1,232,654
Mizuho Financial Group, Inc. (Japan)	122,000	2,978,330
Moneta Money Bank A/S (Czech Republic), 144A	4,094	20,817
MVB Financial Corp.	25,100	519,570
National Australia Bank Ltd. (Australia)	134,506	3,081,845
National Bank of Greece SA (Greece)	6,913	54,733
NatWest Group PLC (United Kingdom)	1,383,050	6,930,817
Nordea Bank Abp (Finland)	400,749	4,372,473
NU Holdings Ltd. (Brazil) (Class A Stock)*	947,060	9,811,542
Oversea-Chinese Banking Corp. Ltd. (Singapore)	169,300	2,067,674
Pacific Premier Bancorp, Inc.	6,400	159,488
Pathward Financial, Inc.	2,800	206,024
Peapack-Gladstone Financial Corp.	37,200	1,192,260
Ping An Bank Co. Ltd. (China) (Class A Stock)	24,900	39,708
Pinnacle Financial Partners, Inc.	21,388	2,446,573
Piraeus Financial Holdings SA (Greece)	8,057	32,070
PNC Financial Services Group, Inc. (The)	124,236	23,958,913
Popular, Inc. (Puerto Rico)	1,753	164,887
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	4,566	66,100
Prosperity Bancshares, Inc.(a)	2,450	184,608
Provident Financial Services, Inc.	50,000	943,500
Punjab National Bank (India)	8,544	10,221
QCR Holdings, Inc.	7,500	604,800
Regions Financial Corp.(a)	24,822	583,813
Renasant Corp.	6,916	247,247
Riyad Bank (Saudi Arabia)	16,244	123,475
Santander Bank Polska SA (Poland)	310	34,412
Saudi Awwal Bank (Saudi Arabia)	8,401	75,181
Sberbank of Russia PJSC (Russia)^	83,328	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	31,100	43,624
Shinhan Financial Group Co. Ltd. (South Korea)	18,061	585,661
Standard Bank Group Ltd. (South Africa)	6,769	79,494

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	462,429	$5,693,059
State Bank of India (India)	945	8,755
Sumitomo Mitsui Financial Group, Inc. (Japan)	256,000	6,144,063
Svenska Handelsbanken AB (Sweden) (Class A Stock)	115,988	1,197,582
Swedbank AB (Sweden) (Class A Stock)	75,966	1,500,021
Synovus Financial Corp.	87,318	4,473,301
Texas Capital Bancshares, Inc.*	25,700	2,009,740
Truist Financial Corp.	547,622	23,755,842
TrustCo Bank Corp.	3,600	119,916
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	577,307	220,648
U.S. Bancorp	328,399	15,707,324
UniCredit SpA (Italy)	208,004	8,330,220
United Overseas Bank Ltd. (Singapore)	42,000	1,115,347
Univest Financial Corp.	31,700	935,467
Valley National Bancorp	69,000	625,140
Veritex Holdings, Inc.	46,300	1,257,508
Washington Trust Bancorp, Inc.	8,900	279,015
Webster Financial Corp.	4,644	256,442
Wells Fargo & Co.	160,693	11,287,076
Western Alliance Bancorp	7,638	638,079
Westpac Banking Corp. (Australia)	246,418	4,918,748
Wintrust Financial Corp.	5,071	632,404
Woori Financial Group, Inc. (South Korea)	100,642	1,048,619
Yapi ve Kredi Bankasi A/S (Turkey)	603,783	521,770
Zions Bancorp NA	3,940	213,745

		449,938,623

Beverages — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	87,437	472,790
Anheuser-Busch InBev SA/NV (Belgium)	40,042	2,004,661
Boston Beer Co., Inc. (The) (Class A Stock)*	113	33,898
Brown-Forman Corp. (Class A Stock)	750	28,267
Brown-Forman Corp. (Class B Stock)(a)	4,191	159,174
Carlsberg A/S (Denmark) (Class B Stock)	11,324	1,087,588
Coca-Cola Co. (The)	365,361	22,747,376
Coca-Cola Consolidated, Inc.	144	181,438
Coca-Cola HBC AG (Italy)*	45,320	1,548,220
Coca-Cola Icecek A/S (Turkey)	23,451	39,684
Constellation Brands, Inc. (Class A Stock)	4,314	953,394
Diageo PLC (United Kingdom)	165,074	5,245,694
Keurig Dr. Pepper, Inc.	333,334	10,706,688
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	100	20,771
Molson Coors Beverage Co. (Class B Stock)	4,822	276,397
Monster Beverage Corp.*	3,695	194,209
National Beverage Corp.	15,200	648,584

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	47,501	$7,223,002
Pernod Ricard SA (France)	7,657	865,141
Varun Beverages Ltd. (India)	390,820	2,907,882

		57,344,858

Biotechnology — 0.9%
AbbVie, Inc.	147,375	26,188,537
ACADIA Pharmaceuticals, Inc.*	56,000	1,027,600
ADMA Biologics, Inc.*	70,900	1,215,935
Agios Pharmaceuticals, Inc.*	29,200	959,512
Alkermes PLC*(a)	45,400	1,305,704
Alnylam Pharmaceuticals, Inc.*	409	96,242
Amgen, Inc.	56,857	14,819,208
Amicus Therapeutics, Inc.*	115,500	1,088,010
Annexon, Inc.*	48,500	248,805
Apellis Pharmaceuticals, Inc.*	5,964	190,311
Arcutis Biotherapeutics, Inc.*(a)	47,498	661,647
Argenx SE (Netherlands), ADR*	3,706	2,279,190
Avid Bioservices, Inc.*	8,277	102,221
BioCryst Pharmaceuticals, Inc.*	126,700	952,784
Biogen, Inc.*	71,265	10,897,844
BioMarin Pharmaceutical, Inc.*	16,184	1,063,774
Blueprint Medicines Corp.*(a)	16,100	1,404,242
CareDx, Inc.*	42,700	914,207
Catalyst Pharmaceuticals, Inc.*	60,400	1,260,548
Celcuity, Inc.*	8,200	107,338
Crinetics Pharmaceuticals, Inc.*	26,021	1,330,454
CSL Ltd.	36,359	6,342,859
Cytokinetics, Inc.*	3,800	178,752
Denali Therapeutics, Inc.*	27,700	564,526
Dyne Therapeutics, Inc.*(a)	4,500	106,020
Editas Medicine, Inc.*	56,400	71,628
Enanta Pharmaceuticals, Inc.*	16,300	93,725
Exact Sciences Corp.*	3,108	174,639
Exelixis, Inc.*	1,485	49,450
Fate Therapeutics, Inc.*	49,100	81,015
Genmab A/S (Denmark)*	2,881	601,676
Gilead Sciences, Inc.	78,849	7,283,282
GRAIL, Inc.*	559	9,978
Halozyme Therapeutics, Inc.*	30,400	1,453,424
Incyte Corp.*	4,064	280,700
Insmed, Inc.*	13,500	932,040
Ionis Pharmaceuticals, Inc.*	487	17,026
Iovance Biotherapeutics, Inc.*	13,600	100,640
iTeos Therapeutics, Inc.*	28,600	219,648
Kiniksa Pharmaceuticals International PLC*	36,200	716,036
Krystal Biotech, Inc.*(a)	1,473	230,760
Madrigal Pharmaceuticals, Inc.*(a)	600	185,142
MannKind Corp.*	29,800	191,614
MiMedx Group, Inc.*(a)	80,900	778,258
Mirati Therapeutics, Inc.*^	1,574	—
Moderna, Inc.*	8,874	368,981
Natera, Inc.*	27,494	4,352,300
Neurocrine Biosciences, Inc.*	20,200	2,757,300
Newamsterdam Pharma Co. NV (Netherlands)*(a)	10,968	281,878
Nkarta, Inc.*	51,700	128,733
Regeneron Pharmaceuticals, Inc.*	2,586	1,842,085

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Relay Therapeutics, Inc.*	143,600	$591,632
REVOLUTION Medicines, Inc.*(a)	8,600	376,164
Roivant Sciences Ltd.*	8,781	103,879
Sutro Biopharma, Inc.*	125,000	230,000
Travere Therapeutics, Inc.*	157,900	2,750,618
Twist Bioscience Corp.*	23,300	1,082,751
Ultragenyx Pharmaceutical, Inc.*	43,100	1,813,217
United Therapeutics Corp.*	8,907	3,142,746
Vanda Pharmaceuticals, Inc.*(a)	121,400	581,506
Vaxcyte, Inc.*	13,931	1,140,392
Veracyte, Inc.*	13,076	517,810
Vertex Pharmaceuticals, Inc.*	40,137	16,163,170
Vir Biotechnology, Inc.*	62,300	457,282
Voyager Therapeutics, Inc.*	102,200	579,474

		128,038,869

Broadline Retail — 2.0%
Alibaba Group Holding Ltd. (China)	41,656	440,860
Amazon.com, Inc.*	1,159,761	254,439,966
Dillard’s, Inc. (Class A Stock)	15	6,476
Dollarama, Inc. (Canada)	17,341	1,692,299
eBay, Inc.(a)	26,047	1,613,612
Etsy, Inc.*	1,229	65,002
Falabella SA (Chile)*	18,996	67,107
JD.com, Inc. (China), ADR	6,000	208,020
Kohl’s Corp.(a)	3,393	47,638
Macy’s, Inc.	7,825	132,477
MercadoLibre, Inc. (Brazil)*	7,831	13,316,146
Naspers Ltd. (South Africa) (Class N Stock)	198	43,848
Next PLC (United Kingdom)	25,557	3,031,628
Nordstrom, Inc.	3,001	72,474
Ollie’s Bargain Outlet Holdings, Inc.*	1,385	151,976
Pan Pacific International Holdings Corp. (Japan)	24,300	660,152
PDD Holdings, Inc. (China), ADR*	600	58,194
Prosus NV (China)*	111,096	4,415,717
Rakuten Group, Inc. (Japan)*	47,700	256,983
Wesfarmers Ltd. (Australia)	43,947	1,941,471

		282,662,046

Building Products — 0.3%
A.O. Smith Corp.	3,266	222,774
Advanced Drainage Systems, Inc.	920	106,352
AGC, Inc. (Japan)(a)	48,500	1,416,732
Allegion PLC(a)	25,512	3,333,908
Apogee Enterprises, Inc.	14,700	1,049,727
Armstrong World Industries, Inc.	24,990	3,531,837
Assa Abloy AB (Sweden) (Class B Stock)	55,213	1,630,788
AZEK Co., Inc. (The)*	1,305	61,948
Builders FirstSource, Inc.*	2,971	424,645
Bunka Shutter Co. Ltd. (Japan)	57,000	696,266
Carlisle Cos., Inc.	1,088	401,298
Carrier Global Corp.	22,660	1,546,772
Cie de Saint-Gobain SA (France)	54,598	4,851,671
Daikin Industries Ltd. (Japan)(a)	9,800	1,143,473
Fortune Brands Innovations, Inc.	3,409	232,937
Geberit AG (Switzerland)	5,282	2,995,550

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Griffon Corp.	2,700	$192,429
Hayward Holdings, Inc.*	219,459	3,355,528
Johnson Controls International PLC	58,676	4,631,297
Masco Corp.	6,009	436,073
Masterbrand, Inc.*	115,500	1,687,455
Owens Corning	2,358	401,615
Resideo Technologies, Inc.*	234,500	5,405,225
ROCKWOOL A/S (Denmark) (Class B Stock)	3,755	1,336,166
Simpson Manufacturing Co., Inc.	840	139,297
Trane Technologies PLC	14,230	5,255,850
UFP Industries, Inc.(a)	10,200	1,149,030

		47,636,643

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	131,982	5,874,948
Aditya Birla Sun Life Asset Management Co. Ltd. (India)	3,600	35,150
Affiliated Managers Group, Inc.	884	163,469
AllianceBernstein Holding LP, MLP	13,612	504,869
Ameriprise Financial, Inc.	175	93,175
Amundi SA (France), 144A	26,126	1,738,703
B3 SA - Brasil Bolsa Balcao (Brazil)	27,500	45,696
Banco BTG Pactual SA (Brazil), UTS	99,700	438,575
Bank of New York Mellon Corp. (The)	212,643	16,337,362
BGC Group, Inc. (Class A Stock)	144,100	1,305,546
Blackrock, Inc.	11,978	12,278,768
Blackstone, Inc.	65,885	11,359,892
Bridge Investment Group Holdings, Inc. (Class A Stock)	23,577	198,047
BSE Ltd. (India)	12,769	791,218
Carlyle Group, Inc. (The)	6,021	304,000
Cboe Global Markets, Inc.	2,874	561,580
Charles Schwab Corp. (The)	36,187	2,678,200
CME Group, Inc.	9,699	2,252,399
Coinbase Global, Inc. (Class A Stock)*	872	216,518
Daiwa Securities Group, Inc. (Japan)	91,000	600,485
Deutsche Bank AG (Germany)	351,465	6,065,196
Deutsche Boerse AG (Germany)	8,174	1,882,932
Donnelley Financial Solutions, Inc.*	19,500	1,223,235
Euronext NV (Netherlands), 144A	17,506	1,963,947
Evercore, Inc. (Class A Stock)	988	273,864
FactSet Research Systems, Inc.	615	295,372
Franklin Resources, Inc.	7,979	161,894
Goldman Sachs Group, Inc. (The)	40,464	23,170,496
HDFC Asset Management Co. Ltd. (India), 144A	2,089	102,262
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	61,300	2,294,382
Houlihan Lokey, Inc.	68,873	11,960,485
Interactive Brokers Group, Inc. (Class A Stock)	2,876	508,103
Intercontinental Exchange, Inc.	59,827	8,914,821
Invesco Ltd.	10,213	178,523
Investec Ltd. (South Africa)	2,461	16,296
Janus Henderson Group PLC	184,126	7,830,879
Jefferies Financial Group, Inc.	3,462	271,421
Julius Baer Group Ltd. (Switzerland)	7,910	513,132
KKR & Co., Inc.	12,945	1,914,695

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Korea Investment Holdings Co. Ltd. (South Korea)	86,620	$4,153,617
Lazard, Inc.	312	16,062
London Stock Exchange Group PLC (United Kingdom)	20,187	2,849,495
Macquarie Group Ltd. (Australia)	10,338	1,413,856
Marex Group PLC (United Kingdom)	13,921	433,918
MarketAxess Holdings, Inc.	850	192,134
Mirae Asset Securities Co. Ltd. (South Korea)	276,562	1,490,741
Moody’s Corp.	21,254	10,061,006
Morgan Stanley	116,132	14,600,115
Morningstar, Inc.	2,200	740,872
MSCI, Inc.	21,031	12,618,810
Nasdaq, Inc.	78,900	6,099,759
NH Investment & Securities Co. Ltd. (South Korea)	325,900	3,067,821
Nippon Life India Asset Management Ltd. (India), 144A	2,475	20,966
Nomura Holdings, Inc. (Japan)	549,100	3,185,789
Northern Trust Corp.	5,421	555,652
Nuvama Wealth Management Ltd. (India)	207	16,726
Partners Group Holding AG (Switzerland)	360	488,986
Piper Sandler Cos	8,000	2,399,600
PJT Partners, Inc. (Class A Stock)(a)	4,100	647,021
Raymond James Financial, Inc.	47,524	7,381,903
Reinet Investments SCA (Luxembourg)	4,055	95,812
Robinhood Markets, Inc. (Class A Stock)*	195,969	7,301,805
S&P Global, Inc.	43,533	21,680,740
Samsung Securities Co. Ltd. (South Korea)*	622	18,187
Schroders PLC (United Kingdom)	121,179	489,821
SEI Investments Co.	16,870	1,391,438
Singapore Exchange Ltd. (Singapore)	250,800	2,337,860
State Street Corp.	103,878	10,195,626
StepStone Group, Inc. (Class A Stock)	33,400	1,933,192
Stifel Financial Corp.	2,724	288,962
T. Rowe Price Group, Inc.(a)	5,957	673,677
TPG, Inc.	1,510	94,888
Tradeweb Markets, Inc. (Class A Stock)	1,943	254,378
UBS Group AG (Switzerland)	271,933	8,325,704
UTI Asset Management Co. Ltd. (India)	2,397	37,541
Virtu Financial, Inc. (Class A Stock)	2,380	84,918
Virtus Investment Partners, Inc.	2,200	485,276
XP, Inc. (Brazil) (Class A Stock)	9,255	109,672

		255,554,881

Chemicals — 0.6%
AdvanSix, Inc.	59,600	1,698,004
Air Liquide SA (France)	30,561	4,967,989
Air Products & Chemicals, Inc.	20,487	5,942,049
Albemarle Corp.(a)	3,209	276,231
Arkema SA (France)	5,263	400,474
Asahi Kasei Corp. (Japan)	298,000	2,053,290
Ashland, Inc.	1,419	101,402
Avient Corp.	70,365	2,875,114

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Axalta Coating Systems Ltd.*	6,001	$205,354
BASF SE (Germany)	23,097	1,012,829
Cabot Corp.	4,700	429,157
Celanese Corp.	13,464	931,843
CF Industries Holdings, Inc.	4,968	423,870
Chemours Co. (The)	4,010	67,769
Corteva, Inc.(a)	18,912	1,077,227
Dow, Inc.	19,056	764,717
DSM-Firmenich AG (Switzerland)	19,259	1,946,778
DuPont de Nemours, Inc.	185,627	14,154,059
Eastman Chemical Co.(a)	3,204	292,589
Ecolab, Inc.	8,108	1,899,867
Ecovyst, Inc.*	114,600	875,544
Element Solutions, Inc.	12,303	312,865
Evonik Industries AG (Germany)	58,112	1,010,105
FMC Corp.	3,247	157,837
Givaudan SA (Switzerland)	840	3,671,964
Huntsman Corp.	4,695	84,651
International Flavors & Fragrances, Inc.(a)	25,841	2,184,857
Linde PLC	27,452	11,493,329
LyondellBasell Industries NV (Class A Stock)	66,569	4,944,080
Mativ Holdings, Inc.	21,200	231,080
Mesaieed Petrochemical Holding Co. (Qatar)	2,385,808	979,226
Mitsubishi Chemical Group Corp. (Japan)	196,400	991,944
Mitsui Chemicals, Inc. (Japan)	13,500	294,697
Mosaic Co. (The)	8,821	216,820
NewMarket Corp.	195	103,028
Nitto Denko Corp. (Japan)	124,500	2,081,493
Olin Corp.	3,292	111,270
Orica Ltd. (Australia)	144,074	1,476,967
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR*^	279	—
PPG Industries, Inc.	13,560	1,619,742
RPM International, Inc.	2,691	331,154
Sasol Ltd. (South Africa)	79,439	349,828
Satellite Chemical Co. Ltd. (China) (Class A Stock)	5,700	14,595
Scotts Miracle-Gro Co. (The)	685	45,443
Sherwin-Williams Co. (The)	21,459	7,294,558
Shin-Etsu Chemical Co. Ltd. (Japan)	84,100	2,770,013
Sika AG (Switzerland)	4,232	1,009,785
Solvay SA (Belgium)	26,430	854,468
Symrise AG (Germany)	7,680	819,246
Westlake Corp.	949	108,803
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	11,300	34,341
Zhejiang NHU Co. Ltd. (China) (Class A Stock)	8,000	23,958

		88,018,303

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	26,600	1,361,388
ACCO Brands Corp.	208,200	1,093,050
ACV Auctions, Inc. (Class A Stock)*(a)	30,853	666,425
Brambles Ltd. (Australia)	262,425	3,121,062

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Cimpress PLC (Ireland)*	1,500	$107,580
Cintas Corp.	7,912	1,445,522
Clean Harbors, Inc.*	1,396	321,276
Copart, Inc.*	1,070	61,407
Dai Nippon Printing Co. Ltd. (Japan)	28,400	397,420
Deluxe Corp.	69,200	1,563,228
GFL Environmental, Inc.	2,384	106,183
Interface, Inc.	77,900	1,896,865
MillerKnoll, Inc.(a)	4,000	90,360
MSA Safety, Inc.	923	153,006
Pitney Bowes, Inc.	141,300	1,023,012
RB Global, Inc. (Canada)	4,595	414,515
Republic Services, Inc.	16,858	3,391,493
Steelcase, Inc. (Class A Stock)	69,400	820,308
Tetra Tech, Inc.	52,360	2,086,022
TOPPAN Holdings, Inc. (Japan)	28,000	742,789
Veralto Corp.	99,927	10,177,565
Vestis Corp.	3,562	54,285
VSE Corp.(a)	6,334	602,363
Waste Management, Inc.	6,400	1,291,456

		32,988,580

Communications Equipment — 0.5%
Arista Networks, Inc.*	133,004	14,700,932
Ciena Corp.*	3,974	337,035
Cisco Systems, Inc.	758,699	44,914,981
F5, Inc.*(a)	6,101	1,534,219
Hengtong Optic-electric Co. Ltd. (China) (Class A Stock)	3,500	8,212
Juniper Networks, Inc.	8,944	334,953
Lumentum Holdings, Inc.*	1,880	157,826
Motorola Solutions, Inc.	2,332	1,077,920
NetScout Systems, Inc.*	57,000	1,234,620
Nokia OYJ (Finland)	841,476	3,722,200
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	437,601	3,543,892
Ubiquiti, Inc.	19	6,307

		71,573,097

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	60,366	3,025,090
AECOM	3,718	397,157
API Group Corp.*	5,285	190,101
Bouygues SA (France)	25,744	762,295
Comfort Systems USA, Inc.	12,625	5,353,757
Dycom Industries, Inc.*	10,600	1,845,036
Eiffage SA (France)	24,655	2,162,031
EMCOR Group, Inc.	769	349,049
Everus Construction Group, Inc.*	1,529	100,532
Ferrovial SE	60,343	2,532,876
Fluor Corp.*	61,200	3,018,384
Great Lakes Dredge & Dock Corp.*	39,956	451,103
Kajima Corp. (Japan)	49,400	894,874
MasTec, Inc.*	66,641	9,072,506
Primoris Services Corp.	2,600	198,640
Quanta Services, Inc.	2,731	863,133
Skanska AB (Sweden) (Class B Stock)	17,175	361,145
Sterling Infrastructure, Inc.*	13,500	2,274,075

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Taisei Corp. (Japan)	8,500	$356,140
Tutor Perini Corp.*(a)	5,800	140,360
Valmont Industries, Inc.	554	169,895
Vinci SA (France)	66,083	6,803,682
WillScot Holdings Corp.*	3,712	124,166

		41,446,027

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,500	16,547
CRH PLC	173,750	16,075,350
Eagle Materials, Inc.	241	59,469
Heidelberg Materials AG (Germany)	28,938	3,575,671
Holcim AG*	60,074	5,784,223
James Hardie Industries PLC, CDI*	45,982	1,417,201
Knife River Corp.*	3,300	335,412
Martin Marietta Materials, Inc.	1,569	810,389
Vulcan Materials Co.	7,365	1,894,499

		29,968,761

Consumer Finance — 0.2%
Ally Financial, Inc.	60,909	2,193,333
American Express Co.(a)	50,359	14,946,048
Capital One Financial Corp.	10,224	1,823,144
Credit Acceptance Corp.*	64	30,045
Discover Financial Services	6,768	1,172,421
Enova International, Inc.*	19,300	1,850,484
Green Dot Corp. (Class A Stock)*	74,800	795,872
LendingClub Corp.*	124,600	2,017,274
LendingTree, Inc.*	2,400	93,000
Muthoot Finance Ltd. (India)	3,679	91,610
OneMain Holdings, Inc.	3,167	165,096
PROG Holdings, Inc.	20,200	853,652
Qifu Technology, Inc. (China), ADR	600	23,028
Shriram Finance Ltd. (India)	1,620	54,534
SLM Corp.	4,558	125,710
SoFi Technologies, Inc.*	23,866	367,536
Synchrony Financial	10,722	696,930

		27,299,717

Consumer Staples Distribution & Retail — 1.2%
Albertson’s Cos., Inc. (Class A Stock)	11,507	225,998
Andersons, Inc. (The)	11,500	465,980
BIM Birlesik Magazalar A/S (Turkey)	5,301	79,151
BJ’s Wholesale Club Holdings, Inc.*	4,509	402,879
Carrefour SA (France)	123,145	1,752,701
Casey’s General Stores, Inc.	838	332,041
Cencosud SA (Chile)	235,719	521,217
Coles Group Ltd. (Australia)	229,055	2,673,884
Costco Wholesale Corp.	47,044	43,105,006
CP ALL PCL (Thailand)	32,500	52,983
Dollar General Corp.	5,830	442,031
Dollar Tree, Inc.*	106,547	7,984,632
Empire Co. Ltd. (Canada) (Class A Stock)	30,508	931,508
Endeavour Group Ltd. (Australia)	353,884	918,050
George Weston Ltd. (Canada)	6,000	933,069
Grocery Outlet Holding Corp.*	2,846	44,426

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
J Sainsbury PLC (United Kingdom)	74,290	$253,859
Kesko OYJ (Finland) (Class B Stock)	29,341	553,587
Koninklijke Ahold Delhaize NV (Netherlands)	153,729	5,023,780
Kroger Co. (The)(a)	17,962	1,098,376
Loblaw Cos. Ltd. (Canada)	7,700	1,013,328
Magnit PJSC (Russia)^	5,159	—
Maplebear, Inc.*	3,991	165,307
Marks & Spencer Group PLC (United Kingdom)	124,000	580,716
MatsukiyoCocokara & Co. (Japan)	64,200	934,682
Medplus Health Services Ltd. (India)*	1,288	12,484
Metro, Inc. (Canada)	7,400	464,093
Nahdi Medical Co. (Saudi Arabia)	2,301	71,970
Performance Food Group Co.*	13,197	1,115,806
Seven & i Holdings Co. Ltd. (Japan)	31,900	500,116
Sprouts Farmers Market, Inc.*	800	101,656
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,410,765	249,809
Sysco Corp.(a)	4,745	362,803
Target Corp.(a)	18,590	2,512,996
Tesco PLC (United Kingdom)	1,016,760	4,676,438
United Natural Foods, Inc.*	222,165	6,067,326
US Foods Holding Corp.*	121,770	8,214,604
Walgreens Boots Alliance, Inc.	20,072	187,272
Walmart, Inc.	880,755	79,576,214
Woolworths Group Ltd. (Australia)	50,083	944,099

		175,546,877

Containers & Packaging — 0.1%
Amcor PLC	39,383	370,594
AptarGroup, Inc.	1,811	284,508
Ardagh Group SA^	250	—
Avery Dennison Corp.	1,380	258,239
Ball Corp.	8,371	461,493
Berry Global Group, Inc.	3,186	206,039
Crown Holdings, Inc.	76,924	6,360,845
Graphic Packaging Holding Co.	6,877	186,779
International Paper Co.	9,441	508,115
Klabin SA (Brazil), UTS	359,380	1,349,673
O-I Glass, Inc.*	176,400	1,912,176
Packaging Corp. of America	2,409	542,338
Ranpak Holdings Corp.*	93,100	640,528
Sealed Air Corp.	2,800	94,724
Silgan Holdings, Inc.	2,361	122,890
Smurfit WestRock PLC(a)	13,381	720,701
Sonoco Products Co.	33,476	1,635,303

		15,654,945

Distributors — 0.0%
Genuine Parts Co.	3,796	443,221
LKQ Corp.	7,249	266,401
Zhejiang China Commodities City Group Co. Ltd. (China) (Class A Stock)	20,500	37,460

		747,082

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Diversified Consumer Services — 0.1%
ADT, Inc.	7,284	$50,333
Adtalem Global Education, Inc.*	15,900	1,444,515
Bright Horizons Family Solutions, Inc.*	1,386	153,638
Duolingo, Inc.*	16,600	5,382,218
Frontdoor, Inc.*	74,627	4,079,858
Graham Holdings Co. (Class B Stock)	100	87,192
Grand Canyon Education, Inc.*	578	94,676
H&R Block, Inc.	2,438	128,824
Service Corp. International(a)	3,389	270,510
Stride, Inc.*(a)	9,600	997,728

		12,689,492

Diversified REITs — 0.1%
British Land Co. PLC (The) (United Kingdom)	55,883	251,912
Covivio SA (France)	51,604	2,615,479
Essential Properties Realty Trust, Inc.(a)	25,397	794,418
GPT Group (The) (Australia)	693,021	1,866,919
KDX Realty Investment Corp. (Japan)	241	228,790
Merlin Properties Socimi SA (Spain)	33,421	352,257
Nomura Real Estate Master Fund, Inc. (Japan)	134	117,055
Stockland (Australia)	344,792	1,022,671
WP Carey, Inc.(a)	5,956	324,483

		7,573,984

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	694,274	15,808,619
Converge Information & Communications Technology Solutions, Inc. (Philippines)	67,500	18,683
Deutsche Telekom AG (Germany)	312,201	9,354,509
Elisa OYJ (Finland)	20,419	886,249
Frontier Communications Parent, Inc.*	6,807	236,203
Hellenic Telecommunications Organization SA (Greece)	142,168	2,188,964
Iridium Communications, Inc.	2,015	58,475
Koninklijke KPN NV (Netherlands)	700,998	2,556,148
LG Uplus Corp. (South Korea)	67,288	470,491
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,730	34,835
Liberty Global Ltd. (Belgium) (Class C Stock)*	2,480	32,587
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	110,100	700,236
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	139,800	886,332
Nippon Telegraph & Telephone Corp. (Japan)	577,800	577,144
Ooredoo QPSC (Qatar)	47,648	151,149
Orange SA (France)	488,578	4,874,947
Saudi Telecom Co. (Saudi Arabia)	7,024	74,777
Telekom Malaysia Bhd (Malaysia)	37,000	55,005
Telenor ASA (Norway)	40,793	455,134
Telia Co. AB (Sweden)	173,259	481,571
Telstra Group Ltd. (Australia)	1,039,065	2,575,117

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	611,036	$24,435,330

		66,912,505

Electric Utilities — 0.7%
Alliant Energy Corp.	6,946	410,786
American Electric Power Co., Inc.	100,219	9,243,198
Centrais Eletricas Brasileiras SA (Brazil)	13,124	73,921
Chubu Electric Power Co., Inc. (Japan)	156,500	1,641,849
Constellation Energy Corp.	13,736	3,072,881
CPFL Energia SA (Brazil)	20,500	104,804
Duke Energy Corp.	20,781	2,238,945
Edison International	10,271	820,037
Enel Americas SA (Chile)	5,539,627	486,581
Enel Chile SA (Chile)	19,843,754	1,147,297
Enel SpA (Italy)	1,151,797	8,219,429
Entergy Corp.	11,502	872,082
Evergy, Inc.	6,041	371,824
Eversource Energy	9,501	545,642
Exelon Corp.	307,694	11,581,602
FirstEnergy Corp.	15,567	619,255
Fortum OYJ (Finland)	106,457	1,490,256
Iberdrola SA (Spain)	551,721	7,602,841
IDACORP, Inc.	1,392	152,118
Inter RAO UES PJSC (Russia)^	2,620,300	2
Kansai Electric Power Co., Inc. (The) (Japan)	125,000	1,385,485
Korea Electric Power Corp. (South Korea)*	4,835	65,499
Manila Electric Co. (Philippines)	113,570	956,235
NextEra Energy, Inc.	262,137	18,792,602
NRG Energy, Inc.	128,422	11,586,233
OGE Energy Corp.	5,458	225,142
PG&E Corp.	311,162	6,279,249
Pinnacle West Capital Corp.(a)	3,089	261,855
Portland General Electric Co.	49,000	2,137,380
PPL Corp.	19,962	647,967
Southern Co. (The)	29,495	2,428,028
SSE PLC (United Kingdom)	133,107	2,668,062
Terna - Rete Elettrica Nazionale (Italy)	116,106	917,449
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	582,500	1,741,161
Verbund AG (Austria)	4,305	311,961
Xcel Energy, Inc.	15,004	1,013,070

		102,112,728

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	173,756	9,382,566
Acuity Brands, Inc.	25,947	7,579,897
AMETEK, Inc.	15,969	2,878,572
China XD Electric Co. Ltd. (China) (Class A Stock)	12,500	12,928
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	1,700	61,644
Eaton Corp. PLC	51,126	16,967,186
Emerson Electric Co.(a)	108,020	13,386,919
EnerSys	25,100	2,319,993
Fluence Energy, Inc.*(a)	78,200	1,241,816
Fuji Electric Co. Ltd. (Japan)	32,046	1,713,234

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Fujikura Ltd. (Japan)	61,200	$2,498,539
GE Vernova, Inc.	7,351	2,417,964
Generac Holdings, Inc.*	26,815	4,157,666
HD Hyundai Electric Co. Ltd. (South Korea)	259	66,591
Hitachi Energy India Ltd. (India)	1,859	311,907
Hubbell, Inc.	1,436	601,526
Legrand SA (France)	24,887	2,420,793
Mitsubishi Electric Corp. (Japan)	93,100	1,572,063
Nidec Corp. (Japan)	110,000	1,975,781
Ningbo Sanxing Medical Electric Co. Ltd. (China) (Class A Stock)	4,100	17,191
nVent Electric PLC	4,540	309,446
Prysmian SpA (Italy)	12,096	774,100
Regal Rexnord Corp.	3,857	598,336
Rockwell Automation, Inc.(a)	2,725	778,778
Schneider Electric SE	64,035	15,941,902
Sensata Technologies Holding PLC	33,638	921,681
Shoals Technologies Group, Inc. (Class A Stock)*	21,000	116,130
Siemens Energy AG (Germany)*	88,523	4,698,060
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	3,400	34,222
Transformers & Rectifiers India Ltd. (India)	47,838	634,102
Vertiv Holdings Co. (Class A Stock)	180,711	20,530,577
WEG SA (Brazil)	10,100	86,181
Zhejiang Chint Electrics Co. Ltd. (China) (Class A Stock)	11,400	36,367

		117,044,658

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	123,947	8,608,119
Arrow Electronics, Inc.*	1,489	168,436
Avnet, Inc.	2,550	133,416
Badger Meter, Inc.	2,300	487,876
Belden, Inc.	20,800	2,342,288
Benchmark Electronics, Inc.	3,500	158,900
CDW Corp.	1,760	306,310
Cognex Corp.(a)	7,232	259,340
Coherent Corp.*	7,208	682,814
Corning, Inc.	20,762	986,610
Crane NXT Co.(a)	1,476	85,933
Delta Electronics, Inc. (Taiwan)	15,000	196,339
Fabrinet (Thailand)*	500	109,940
FARO Technologies, Inc.*	77,300	1,960,328
Halma PLC (United Kingdom)	46,344	1,554,793
Hon Hai Precision Industry Co. Ltd. (Taiwan)	314,968	1,760,876
IPG Photonics Corp.*	838	60,939
Jabil, Inc.	2,538	365,218
Keyence Corp. (Japan)	23,492	9,548,832
Keysight Technologies, Inc.*	4,559	732,312
Littelfuse, Inc.	1,726	406,732
Methode Electronics, Inc.	13,000	153,270
Murata Manufacturing Co. Ltd. (Japan)	126,600	2,008,487
PC Connection, Inc.	9,600	664,992
Plexus Corp.*	12,900	2,018,592
Sanmina Corp.*	15,800	1,195,586

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Synnex Technology International Corp. (Taiwan)	6,000	$12,945
TD SYNNEX Corp.	2,052	240,659
TDK Corp. (Japan)	222,000	2,859,047
Teledyne Technologies, Inc.*	1,260	584,804
Trimble, Inc.*	6,651	469,960
TTM Technologies, Inc.*	78,900	1,952,775
Vontier Corp.	3,195	116,522
Yokogawa Electric Corp. (Japan)	74,600	1,586,692
Zebra Technologies Corp. (Class A Stock)*	15,901	6,141,284
Zhen Ding Technology Holding Ltd. (Taiwan)	104,000	379,829

		51,301,795

Energy Equipment & Services — 0.1%
Baker Hughes Co.	27,008	1,107,868
DMC Global, Inc.*	103,600	761,460
Halliburton Co.(a)	23,054	626,838
NOV, Inc.	11,030	161,038
Oceaneering International, Inc.*	15,200	396,416
Oil States International, Inc.*	243,400	1,231,604
Ranger Energy Services, Inc. (Class A Stock)	28,800	445,824
Schlumberger NV	77,943	2,988,335
TechnipFMC PLC (United Kingdom)	102,008	2,952,112
Tenaris SA	25,764	486,384
Tidewater, Inc.*	4,200	229,782
Transocean Ltd.*(a)	265,500	995,625

		12,383,286

Entertainment — 1.3%
Cinemark Holdings, Inc.*(a)	72,900	2,258,442
CTS Eventim AG & Co. KGaA (Germany)	18,981	1,604,561
Electronic Arts, Inc.	15,638	2,287,839
International Games System Co. Ltd. (Taiwan)	1,000	29,693
Kingsoft Corp. Ltd. (China)	14,400	61,832
Konami Group Corp. (Japan)	21,300	1,993,047
Krafton, Inc. (South Korea)*	165	34,770
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	495	41,600
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	3,654	338,580
Liberty Media Corp.-Liberty Live (Class A Stock)*	590	39,270
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,403	95,488
Madison Square Garden Sports Corp.*	490	110,583
Marcus Corp. (The)	7,800	167,700
NetEase, Inc. (China)	5,800	103,239
NetEase, Inc. (China), ADR	300	26,763
Netflix, Inc.*	91,713	81,745,631
Nintendo Co. Ltd. (Japan)	50,500	2,941,211
Playtika Holding Corp.	241	1,673
Roku, Inc.*	2,987	222,054
Sea Ltd. (Singapore), ADR*	49,200	5,220,120
Spotify Technology SA*	36,252	16,218,420

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	4,680	$861,494
Tencent Music Entertainment Group (China), ADR	165,182	1,874,816
TKO Group Holdings, Inc.*	1,620	230,218
Vivendi SE (France)	55,177	145,932
Walt Disney Co. (The)	471,663	52,519,675
Warner Bros Discovery, Inc.*	617,513	6,527,112

		177,701,763

Financial Services — 1.8%
Adyen NV (Netherlands), 144A*	1,826	2,713,580
Affirm Holdings, Inc.*	6,495	395,545
Apollo Global Management, Inc.	31,193	5,151,836
AvidXchange Holdings, Inc.*	9,124	94,342
Berkshire Hathaway, Inc. (Class B Stock)*(a)	139,462	63,215,335
Block, Inc.*	93,158	7,917,498
Cannae Holdings, Inc.	46,400	921,504
Compass Diversified Holdings, MLP	7,000	161,560
Corebridge Financial, Inc.	6,862	205,380
Enact Holdings, Inc.	54,900	1,777,662
Equitable Holdings, Inc.	21,500	1,014,155
Essent Group Ltd.	7,180	390,879
Eurazeo SE (France)	13,171	982,413
Euronet Worldwide, Inc.*	2,842	292,271
EXOR NV (Netherlands)	20,943	1,919,967
Fidelity National Information Services, Inc.(a)	162,596	13,132,879
Fiserv, Inc.*	34,949	7,179,224
Flywire Corp.*	23,864	492,076
Global Payments, Inc.	6,906	773,886
Industrivarden AB (Sweden) (Class A Stock)	7,930	250,661
Industrivarden AB (Sweden) (Class C Stock)	22,168	700,188
Investor AB (Sweden) (Class B Stock)	169,871	4,499,361
Jack Henry & Associates, Inc.	1,847	323,779
LIC Housing Finance Ltd. (India)	945	6,585
M&G PLC (United Kingdom)	619,762	1,533,681
Mastercard, Inc. (Class A Stock)	117,199	61,713,477
Meritz Financial Group, Inc. (South Korea)	13,596	955,208
MGIC Investment Corp.	7,212	170,996
Mr. Cooper Group, Inc.*	27,000	2,592,270
ORIX Corp. (Japan)	56,300	1,209,543
Payoneer Global, Inc.*	128,400	1,289,136
PayPal Holdings, Inc.*	176,041	15,025,099
Power Finance Corp. Ltd. (India)	15,374	80,314
Remitly Global, Inc.*	69,900	1,577,643
Repay Holdings Corp.*	30,100	229,663
Rocket Cos., Inc. (Class A Stock)*(a)	2,370	26,686
Saudi Advanced Industries Co. (Saudi Arabia)	1,200	11,236
Shift4 Payments, Inc. (Class A Stock)*(a)	28,520	2,959,806
StoneCo Ltd. (Brazil) (Class A Stock)*	30,400	242,288
TFS Financial Corp.	1,569	19,707
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)*	54,816	18,926

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
UWM Holdings Corp.	1,763	$10,349
Visa, Inc. (Class A Stock)	137,359	43,410,938
Voya Financial, Inc.	2,813	193,619
Western Union Co. (The)	8,176	86,666
WEX, Inc.*(a)	896	157,087
Yuanta Financial Holding Co. Ltd. (Taiwan)	31,980	33,101

		248,060,005

Food Products — 0.5%
Adecoagro SA (Brazil)	48,487	457,232
Archer-Daniels-Midland Co.(a)	17,351	876,573
Associated British Foods PLC (United Kingdom)	104,093	2,655,245
Binggrae Co. Ltd. (South Korea)	120	6,596
Bunge Global SA	3,867	300,698
Charoen Pokphand Foods PCL (Thailand)	31,800	21,235
China Feihe Ltd. (China), 144A	89,000	61,928
CJ CheilJedang Corp. (South Korea)	1,952	336,194
Conagra Brands, Inc.	245,975	6,825,806
Danone SA (France)	33,366	2,254,866
Darling Ingredients, Inc.*	8,801	296,506
Flowers Foods, Inc.	5,368	110,903
Freshpet, Inc.*	24,821	3,676,238
General Mills, Inc.	173,928	11,091,389
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	699,490
Hain Celestial Group, Inc. (The)*	179,041	1,101,102
Hershey Co. (The)(a)	13,279	2,248,799
Hormel Foods Corp.	8,031	251,932
Indofood Sukses Makmur Tbk PT (Indonesia)	1,374,300	657,252
Ingredion, Inc.(a)	80,406	11,060,649
J.M. Smucker Co. (The)	9,639	1,061,447
Japfa Comfeed Indonesia Tbk PT (Indonesia)	220,500	26,515
JBS SA	21,800	128,685
JDE Peet’s NV (Netherlands)	14,868	255,446
Kellanova	7,140	578,126
Kraft Heinz Co. (The)	24,129	741,002
Lamb Weston Holdings, Inc.(a)	2,083	139,207
McCormick & Co., Inc.	6,867	523,540
Mondelez International, Inc. (Class A Stock)	58,930	3,519,889
Nestle SA	192,894	15,825,643
Orion Holdings Corp. (South Korea)	1,050	10,686
Orkla ASA (Norway)	30,899	267,312
Pilgrim’s Pride Corp.*	1,149	52,153
Post Holdings, Inc.*	1,393	159,443
Seaboard Corp.	614,578
The Campbell’s Co.	5,322	222,885
Tyson Foods, Inc. (Class A Stock)	7,674	440,795
WH Group Ltd. (Hong Kong), 144A	4,168,860	3,212,669
Wilmar International Ltd. (China)	711,100	1,614,009

		73,784,663

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	4,096	570,450

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities (cont’d.)
Beijing Enterprises Holdings Ltd. (China)	139,000	$475,697
ENN Energy Holdings Ltd. (China)	2,500	17,764
GAIL India Ltd. (India)	12,090	26,870
MDU Resources Group, Inc.	5,864	105,669
National Fuel Gas Co.	2,567	155,766
New Jersey Resources Corp.(a)	41,500	1,935,975
Osaka Gas Co. Ltd. (Japan)	63,700	1,393,221
Snam SpA (Italy)	251,798	1,116,159
Southwest Gas Holdings, Inc.(a)	20,700	1,463,697
Tokyo Gas Co. Ltd. (Japan)	15,900	440,536
UGI Corp.	5,951	167,997

		7,869,801

Ground Transportation — 0.6%
ArcBest Corp.(a)	12,400	1,157,168
Avis Budget Group, Inc.*(a)	343	27,649
Canadian National Railway Co. (Canada)	18,608	1,888,898
Canadian Pacific Kansas City Ltd. (Canada)	27,524	1,991,912
CSX Corp.(a)	218,656	7,056,029
Grab Holdings Ltd. (Singapore) (Class A Stock)*	55,000	259,600
J.B. Hunt Transport Services, Inc.(a)	6,417	1,095,125
Knight-Swift Transportation Holdings, Inc.	4,334	229,875
Landstar System, Inc.	751	129,067
Lyft, Inc. (Class A Stock)*	805	10,385
Norfolk Southern Corp.	46,603	10,937,724
Ryder System, Inc.	1,190	186,664
Saia, Inc.*	758	345,443
Schneider National, Inc. (Class B Stock)	1,497	43,832
TFI International, Inc. (Canada)(a)	3,631	490,512
Uber Technologies, Inc.*	612,489	36,945,337
U-Haul Holding Co.*(a)	135	9,327
U-Haul Holding Co. (Non-Voting Shares)	1,645	105,362
Union Pacific Corp.	69,879	15,935,207
West Japan Railway Co. (Japan)	87,428	1,548,514

		80,393,630

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	246,668	27,900,617
Alcon AG	24,834	2,105,613
Align Technology, Inc.*	740	154,297
Avanos Medical, Inc.*	85,400	1,359,568
Axogen, Inc.*	123,500	2,035,280
Baxter International, Inc.	13,918	405,849
Becton, Dickinson & Co.	55,133	12,508,024
Bioventus, Inc. (Class A Stock)*	34,400	361,200
Boston Scientific Corp.*(a)	173,160	15,466,651
Cochlear Ltd. (Australia)	2,431	435,340
CONMED Corp.	3,900	266,916
Cooper Cos., Inc. (The)*	5,320	489,068
Demant A/S (Denmark)*	6,515	239,793
DENTSPLY SIRONA, Inc.(a)	52,638	999,069
Dexcom, Inc.*	81,006	6,299,837

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*	85,728	$6,346,444
Enovis Corp.*	1,610	70,647
Envista Holdings Corp.*	4,955	95,582
EssilorLuxottica SA (France)	22,312	5,442,563
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	92,818	1,994,952
GE HealthCare Technologies, Inc.	141,210	11,039,798
Globus Medical, Inc. (Class A Stock)*	2,641	218,437
Haemonetics Corp.*	3,700	288,896
Hologic, Inc.*	6,242	449,986
Hoya Corp. (Japan)	32,200	3,996,223
ICU Medical, Inc.*	12,100	1,877,557
Inari Medical, Inc.*	4,551	232,329
Inogen, Inc.*	90,000	825,300
Intuitive Surgical, Inc.*	49,664	25,922,621
Koninklijke Philips NV (Netherlands)*	31,074	787,144
LivaNova PLC*	40,900	1,894,079
Masimo Corp.*	380	62,814
Medtronic PLC	235,235	18,790,572
Merit Medical Systems, Inc.*	4,000	386,880
Nevro Corp.*	59,200	220,224
Olympus Corp. (Japan)	122,600	1,830,449
Omnicell, Inc.*	37,400	1,665,048
QuidelOrtho Corp.*	1,620	72,171
ResMed, Inc.(a)	2,820	644,906
Solventum Corp.*	3,834	253,274
Sonova Holding AG (Switzerland)	726	237,409
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	293,097
STERIS PLC	48,085	9,884,353
Straumann Holding AG (Switzerland)	10,058	1,266,921
Stryker Corp.	6,861	2,470,303
Sysmex Corp. (Japan)	31,200	572,042
Teleflex, Inc.	1,301	231,552
Terumo Corp. (Japan)	61,300	1,183,441
Varex Imaging Corp.*	19,600	285,964
Zimmer Biomet Holdings, Inc.	5,561	587,408
Zimvie, Inc.*	14,800	206,460

		173,654,968

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	2,570	101,901
Accolade, Inc.*	92,400	316,008
Amedisys, Inc.*	913	82,891
Apollo Hospitals Enterprise Ltd. (India)	23,590	2,007,281
Cardinal Health, Inc.	2,698	319,093
Centene Corp.*	222,401	13,473,053
Chartwell Retirement Residences (Canada), UTS(a)	29,444	308,891
Chemed Corp.	329	174,304
Cigna Group (The)	81,303	22,451,010
CorVel Corp.*	7,500	834,450
CVS Health Corp.	34,017	1,527,023
Elevance Health, Inc.	5,268	1,943,365
Encompass Health Corp.	26,237	2,422,987
Enhabit, Inc.*	18,400	143,704
Fresenius Medical Care AG (Germany)	48,445	2,205,739
Fresenius SE & Co. KGaA (Germany)*	18,209	632,052
GeneDx Holdings Corp.*	23,600	1,813,896

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Guardant Health, Inc.*	62,200	$1,900,210
HCA Healthcare, Inc.	3,826	1,148,374
Henry Schein, Inc.*	3,508	242,754
Humana, Inc.	19,516	4,951,404
Labcorp Holdings, Inc.	2,281	523,079
LifeStance Health Group, Inc.*	49,612	365,641
Max Healthcare Institute Ltd. (India)	50,007	657,348
McKesson Corp.	8,793	5,011,219
Molina Healthcare, Inc.*	594	172,884
NMC Health PLC (United Arab Emirates)*^	21,382	3
Owens & Minor, Inc.*	8,200	107,174
Pediatrix Medical Group, Inc.*	146,600	1,923,392
Premier, Inc. (Class A Stock)	3,013	63,876
Quest Diagnostics, Inc.(a)	47,120	7,108,523
Ramsay Health Care Ltd. (Australia)	33,016	704,534
Sonic Healthcare Ltd. (Australia)	36,475	608,362
Tenet Healthcare Corp.*	8,283	1,045,563
UnitedHealth Group, Inc.	57,277	28,974,143
Universal Health Services, Inc. (Class B Stock)	1,579	283,304

		106,549,435

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	6,361	620,516
American Healthcare REIT, Inc.(a)	26,063	740,710
CareTrust REIT, Inc.	71,922	1,945,490
Diversified Healthcare Trust	347,700	799,710
Healthcare Realty Trust, Inc.	10,635	180,263
Healthpeak Properties, Inc.	24,344	493,453
Medical Properties Trust, Inc.(a)	17,649	69,714
National Health Investors, Inc.	2,851	197,574
Omega Healthcare Investors, Inc.	7,389	279,674
Ventas, Inc.	60,598	3,568,616
Welltower, Inc.	30,938	3,899,116

		12,794,836

Health Care Technology — 0.1%
Certara, Inc.*	2,309	24,591
Doximity, Inc. (Class A Stock)*	2,498	133,368
Pro Medicus Ltd. (Australia)	14,914	2,303,803
Veeva Systems, Inc. (Class A Stock)*	30,600	6,433,650
Waystar Holding Corp.*	5,571	204,456

		9,099,868

Hotel & Resort REITs — 0.0%
Braemar Hotels & Resorts, Inc.	81,100	243,300
Host Hotels & Resorts, Inc.	44,158	773,648
Invincible Investment Corp. (Japan)	552	231,334
Japan Hotel REIT Investment Corp. (Japan)	271	121,121
Park Hotels & Resorts, Inc.	6,074	85,461
Summit Hotel Properties, Inc.	44,991	308,188

		1,763,052

Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	36,539	1,777,171
Airbnb, Inc. (Class A Stock)*	110,875	14,570,084

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Amadeus IT Group SA (Spain)	37,908	$2,675,707
Aramark(a)	28,884	1,077,662
Aristocrat Leisure Ltd. (Australia)	100,475	4,243,115
Bloomin’ Brands, Inc.	103,100	1,258,851
Booking Holdings, Inc.	3,845	19,103,575
Boyd Gaming Corp.	1,977	143,412
Brinker International, Inc.*	19,800	2,619,342
Caesars Entertainment, Inc.*	5,010	167,434
Carnival Corp.*	27,223	678,397
Cava Group, Inc.*	49,800	5,617,440
Chipotle Mexican Grill, Inc.*	234,100	14,116,230
Churchill Downs, Inc.	7,682	1,025,854
Compass Group PLC (United Kingdom)	357,614	11,899,046
Darden Restaurants, Inc.(a)	63,563	11,866,576
Dave & Buster’s Entertainment, Inc.*(a).	30,600	893,214
Denny’s Corp.*	30,400	183,920
Devyani International Ltd. (India)*	128,242	272,697
Domino’s Pizza, Inc.	987	414,303
DoorDash, Inc. (Class A Stock)*	1,236	207,339
Dutch Bros, Inc. (Class A Stock)*	1,195	62,594
Evolution AB (Sweden), 144A	12,117	934,413
Expedia Group, Inc.*	15,000	2,794,950
Flutter Entertainment PLC (United Kingdom)*	12,030	3,109,153
Galaxy Entertainment Group Ltd. (Macau)	144,000	606,188
Hilton Worldwide Holdings, Inc.	47,758	11,803,867
Hyatt Hotels Corp. (Class A Stock)	1,065	167,184
Indian Hotels Co. Ltd. (The) (India)	68,130	696,363
InterContinental Hotels Group PLC (United Kingdom)	13,427	1,670,637
Jollibee Foods Corp. (Philippines)	5,100	23,651
La Francaise des Jeux SACA (France), 144A	68,693	2,645,407
Life Time Group Holdings, Inc.*	91,200	2,017,344
MakeMyTrip Ltd. (India)*(a)	31,861	3,577,353
Marriott International, Inc. (Class A Stock)	37,043	10,332,774
Marriott Vacations Worldwide Corp.	1,035	92,943
McDonald’s Corp.	40,651	11,784,318
Meituan (China) (Class B Stock), 144A*	185,604	3,608,767
MGM Resorts International*(a)	6,535	226,438
OPAP SA (Greece)	267,657	4,350,339
Oriental Land Co. Ltd. (Japan)	48,000	1,034,696
Penn Entertainment, Inc.*	4,529	89,765
Planet Fitness, Inc. (Class A Stock)*	1,169	115,579
Royal Caribbean Cruises Ltd.(a)	19,899	4,590,500
Sands China Ltd. (Macau)*	432,400	1,151,309
Shake Shack, Inc. (Class A Stock)*	10,200	1,323,960
Sodexo SA (France)	17,237	1,422,248
Starbucks Corp.	6,590	601,338
Texas Roadhouse, Inc.	20,735	3,741,216
Travel + Leisure Co.	1,188	59,935
Trip.com Group Ltd. (China)*	2,850	196,138
Trip.com Group Ltd. (China), ADR*(a)	12,020	825,293
Vail Resorts, Inc.	212	39,739
Wendy’s Co. (The)	500	8,150

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Whitbread PLC (United Kingdom)	12,317	$453,389
Wyndham Hotels & Resorts, Inc.	1,984	199,967
Wynn Resorts Ltd.	2,640	227,462
Yum China Holdings, Inc. (China)	1,500	72,255
Yum! Brands, Inc.(a)	4,545	609,757
Zensho Holdings Co. Ltd. (Japan)	17,000	962,757
Zomato Ltd. (India)*	973,360	3,153,065

		176,194,570

Household Durables — 0.3%
Amber Enterprises India Ltd. (India)*	1,587	136,577
Berkeley Group Holdings PLC (United Kingdom)	18,641	907,190
Cavco Industries, Inc.*	1,200	535,476
Century Communities, Inc.	1,145	83,997
Coway Co. Ltd. (South Korea)	306	13,807
D.R. Horton, Inc.	7,973	1,114,785
Dixon Technologies India Ltd. (India)	287	59,971
Garmin Ltd.	15,000	3,093,900
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	6,400	39,647
Hangzhou GreatStar Industrial Co. Ltd. (China) (Class A Stock)	5,600	24,674
Hisense Home Appliances Group Co. Ltd. (China) (Class H Stock)	6,000	18,873
KB Home(a)	16,500	1,084,380
Leggett & Platt, Inc.	4,060	38,976
Lennar Corp. (Class A Stock)	32,936	4,491,482
Lennar Corp. (Class B Stock)	347	45,856
M/I Homes, Inc.*	9,300	1,236,435
Meritage Homes Corp.	9,500	1,461,290
Midea Group Co. Ltd. (China) (Class A Stock)	2,500	25,623
Mohawk Industries, Inc.*	1,457	173,572
Newell Brands, Inc.	110,322	1,098,807
Nien Made Enterprise Co. Ltd. (Taiwan)	3,000	33,490
NVR, Inc.*	78	637,954
Panasonic Holdings Corp. (Japan)	172,500	1,763,055
PulteGroup, Inc.	5,600	609,840
SEB SA (France)	5,952	537,877
Sekisui House Ltd. (Japan)	11,500	274,207
SharkNinja, Inc.*	1,045	101,741
Sony Group Corp. (Japan)	513,900	10,830,728
Taylor Morrison Home Corp.*	18,300	1,120,143
Toll Brothers, Inc.	73,822	9,297,881
TopBuild Corp.*	803	250,006
Tri Pointe Homes, Inc.*	10,000	362,600
Whirlpool Corp.	1,481	169,545

		41,674,385

Household Products — 0.4%
Church & Dwight Co., Inc.	6,353	665,223
Colgate-Palmolive Co.	175,122	15,920,341
Energizer Holdings, Inc.	22,100	771,069
Essity AB (Sweden) (Class B Stock)	139,586	3,732,283
Henkel AG & Co. KGaA (Germany)	9,223	710,628
Kimberly-Clark Corp.	5,198	681,146
Procter & Gamble Co. (The)	175,422	29,409,498

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	88,089	$5,332,095
Reynolds Consumer Products, Inc.	1,677	45,262
Spectrum Brands Holdings, Inc.	805	68,015

		57,335,560

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	114,825	1,477,798
Brookfield Renewable Corp. (Canada)(a)	3,872	107,099
China Resources Power Holdings Co. Ltd. (China)	22,000	53,265
Clearway Energy, Inc. (Class A Stock)	1,043	25,501
Clearway Energy, Inc. (Class C Stock)	2,485	64,610
Engie Brasil Energia SA (Brazil)	2,000	11,479
Huaneng Power International, Inc. (China) (Class H Stock)	10,000	5,492
RWE AG (Germany)	43,927	1,313,997
Shenergy Co. Ltd. (China) (Class A Stock)	11,400	14,746
Vistra Corp.	30,923	4,263,354

		7,337,341

Industrial Conglomerates — 0.4%
3M Co.	183,796	23,726,226
Astra International Tbk PT (Indonesia)	15,256,600	4,637,769
CK Hutchison Holdings Ltd. (United Kingdom)	92,248	490,432
DCC PLC (United Kingdom)	9,828	629,740
Hikari Tsushin, Inc. (Japan)	1,200	260,460
Hitachi Ltd. (Japan)	377,400	9,242,548
Honeywell International, Inc.	14,844	3,353,111
Industries Qatar QSC (Qatar)	137,944	502,652
Jardine Matheson Holdings Ltd. (Hong Kong)	13,000	532,132
Sekisui Chemical Co. Ltd. (Japan)	75,700	1,296,153
Siemens AG (Germany)	62,974	12,279,599
Siemens Ltd. (India)	60	4,569
Smiths Group PLC (United Kingdom)	39,886	855,178
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	431,262	3,900,157

		61,710,726

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	54,789	1,172,485
CapitaLand Ascendas REIT (Singapore)	78,629	147,662
EastGroup Properties, Inc.	1,339	214,896
First Industrial Realty Trust, Inc.	9,025	452,423
Frasers Logistics & Commercial Trust (Singapore)	219,817	141,342
GLP J-REIT (Japan)	401	314,322
Goodman Group (Australia)	144,362	3,173,360
Lineage, Inc.	1,520	89,026
LXP Industrial Trust	135,962	1,104,011
Nippon Prologis REIT, Inc. (Japan)	75	106,386
Plymouth Industrial REIT, Inc.	33,368	593,950
Prologis, Inc.	233,766	24,709,066

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
Rexford Industrial Realty, Inc.	5,969	$230,762
Segro PLC (United Kingdom)	14,398	126,286
STAG Industrial, Inc.	17,130	579,337
Tritax Big Box REIT PLC (United Kingdom)	147,039	244,529

		33,399,843

Insurance — 1.9%
Admiral Group PLC (United Kingdom)	48,412	1,599,341
Aegon Ltd. (Netherlands)	623,737	3,711,678
Aflac, Inc.	15,305	1,583,149
Ageas SA/NV (Belgium)	58,193	2,829,353
AIA Group Ltd. (Hong Kong)	947,000	6,802,171
Allianz SE (Germany)	29,219	8,980,844
Allstate Corp. (The)	75,382	14,532,896
American Coastal Insurance Corp.*	34,700	467,062
American Financial Group, Inc.	2,160	295,769
American International Group, Inc.	33,507	2,439,310
Aon PLC (Class A Stock)	5,366	1,927,253
Arch Capital Group Ltd.	9,803	905,307
Arthur J. Gallagher & Co.	6,123	1,738,014
ASR Nederland NV (Netherlands)	9,976	474,478
Assurant, Inc.	28,508	6,078,476
Assured Guaranty Ltd.	1,755	157,968
Aviva PLC (United Kingdom)	637,445	3,736,135
AXA SA (France)	264,096	9,399,083
Axis Capital Holdings Ltd.	38,369	3,400,261
BB Seguridade Participacoes SA (Brazil)	1,100	6,449
Brighthouse Financial, Inc.*	2,305	110,732
Brown & Brown, Inc.	3,897	397,572
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	37,200	119,676
China Taiping Insurance Holdings Co. Ltd. (China)	52,200	77,543
Chubb Ltd.	72,860	20,131,218
Cincinnati Financial Corp.	4,332	622,508
CNA Financial Corp.	1,269	61,382
CNO Financial Group, Inc.	36,900	1,373,049
Dai-ichi Life Holdings, Inc. (Japan)	50,900	1,356,299
DB Insurance Co. Ltd. (South Korea)	12,757	886,360
Everest Group Ltd.	1,059	383,845
Fairfax Financial Holdings Ltd. (Canada)	1,659	2,308,254
Fidelity National Financial, Inc.(a)	102,518	5,755,360
First American Financial Corp.	104,092	6,499,504
Fubon Financial Holding Co. Ltd. (Taiwan)	5,000	13,750
Generali (Italy)	50,122	1,418,046
Genworth Financial, Inc. (Class A Stock)*	675,092	4,718,893
Globe Life, Inc.	2,694	300,435
Great-West Lifeco, Inc. (Canada)(a)	14,000	464,280
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	8,700	165,561
Hannover Rueck SE (Germany)	7,291	1,825,808
Hanover Insurance Group, Inc. (The)	1,162	179,715
Hartford Financial Services Group, Inc. (The)	8,153	891,938

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Hippo Holdings, Inc.*	21,200	$567,524
iA Financial Corp., Inc. (Canada)	5,900	547,211
Insurance Australia Group Ltd. (Australia)	462,791	2,420,501
Japan Post Insurance Co. Ltd. (Japan)	31,200	573,083
Kemper Corp.	22,293	1,481,147
Legal & General Group PLC (United Kingdom)	169,400	486,403
Lincoln National Corp.	5,516	174,912
Loews Corp.	5,212	441,404
Markel Group, Inc.*	3,062	5,285,716
Marsh & McLennan Cos., Inc.	90,539	19,231,389
Medibank Private Ltd. (Australia)	892,877	2,092,811
Mercury General Corp.	6,200	412,176
MetLife, Inc.	301,182	24,660,782
MS&AD Insurance Group Holdings, Inc. (Japan)	65,300	1,410,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	10,463	5,289,209
NN Group NV (Netherlands)	120,063	5,235,777
Old Mutual Ltd. (South Africa)	13,858	9,215
Old Republic International Corp.	7,564	273,741
Oscar Health, Inc. (Class A Stock)*	15,800	212,352
PB Fintech Ltd. (India)*	14,604	358,526
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,062,000	526,202
Phoenix Group Holdings PLC (United Kingdom)	76,279	486,066
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	316,000	497,005
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	49,500	290,533
Poste Italiane SpA (Italy), 144A	42,750	604,616
Power Corp. of Canada (Canada)	14,300	446,076
Powszechny Zaklad Ubezpieczen SA (Poland)	56,239	624,702
Primerica, Inc.	850	230,707
Principal Financial Group, Inc.	6,557	507,577
Progressive Corp. (The)	117,873	28,243,550
QBE Insurance Group Ltd. (Australia)	133,121	1,580,928
Reinsurance Group of America, Inc.	1,913	408,674
RenaissanceRe Holdings Ltd. (Bermuda)(a)	18,290	4,550,735
RLI Corp.	1,159	191,038
Ryan Specialty Holdings, Inc.	5,109	327,793
Sampo OYJ (Finland) (Class A Stock)	9,359	382,268
Samsung Life Insurance Co. Ltd. (South Korea)*	904	57,848
Selectquote, Inc.*	142,000	528,240
Skyward Specialty Insurance Group, Inc.*	8,956	452,636
Sompo Holdings, Inc. (Japan)	143,100	3,707,759
Suncorp Group Ltd. (Australia)	93,518	1,098,727
Swiss Life Holding AG (Switzerland)	2,477	1,912,412
Swiss Re AG	27,246	3,946,163
Talanx AG (Germany)	26,093	2,219,249
Tokio Marine Holdings, Inc. (Japan)	82,200	2,950,004
Travelers Cos., Inc. (The)	28,872	6,954,976

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Tryg A/S (Denmark)	14,896	$314,221
Unipol Gruppo SpA (Italy)	80,000	999,081
United Fire Group, Inc.	27,500	782,375
Unum Group	5,424	396,115
W.R. Berkley Corp.	8,454	494,728
White Mountains Insurance Group Ltd.	84	163,385
Willis Towers Watson PLC	2,863	896,806
Zurich Insurance Group AG (Switzerland)	13,795	8,204,792

		268,268,909

Interactive Media & Services — 2.7%
Alphabet, Inc. (Class A Stock)	661,137	125,153,234
Alphabet, Inc. (Class C Stock)	435,200	82,879,488
Auto Trader Group PLC (United Kingdom), 144A	434,222	4,296,566
Autohome, Inc. (China), ADR	15,400	399,630
Bilibili, Inc. (China), ADR*(a)	61,329	1,110,668
CAR Group Ltd. (Australia)	11,817	262,974
EverQuote, Inc. (Class A Stock)*	44,600	891,554
IAC, Inc.*	2,153	92,880
Just Dial Ltd. (India)*	2,526	29,242
Kanzhun Ltd. (China), ADR*	110,495	1,524,831
Kuaishou Technology (China), 144A*	73,100	383,451
LY Corp. (Japan)	439,500	1,162,079
Match Group, Inc.*	6,405	209,508
Meta Platforms, Inc. (Class A Stock)	274,921	160,968,995
NAVER Corp. (South Korea)	452	60,310
REA Group Ltd. (Australia)	10,271	1,477,623
Scout24 SE (Germany), 144A	20,200	1,782,427
Tencent Holdings Ltd. (China)	21,300	1,136,841
TripAdvisor, Inc.*	3,257	48,106
ZoomInfo Technologies, Inc.*	6,332	66,549

		383,936,956

IT Services — 0.7%
Accenture PLC (Ireland) (Class A Stock)	27,947	9,831,475
Akamai Technologies, Inc.*(a)	12,129	1,160,139
Amdocs Ltd.	3,161	269,127
ASGN, Inc.*	17,246	1,437,282
Capgemini SE (France)	5,233	854,694
Cognizant Technology Solutions Corp. (Class A Stock)	168,301	12,942,347
DigitalOcean Holdings, Inc.*	8,700	296,409
DXC Technology Co.*	5,144	102,777
Elm Co. (Saudi Arabia)	16	4,745
EPAM Systems, Inc.*	1,260	294,613
Fujitsu Ltd. (Japan)	134,300	2,359,192
Globant SA*(a)	10,001	2,144,414
Grid Dynamics Holdings, Inc.*	5,700	126,768
HCL Technologies Ltd. (India)	128,600	2,871,562
Infosys Ltd. (India)	35,473	777,055
International Business Machines Corp.(a)	79,110	17,390,751
Kyndryl Holdings, Inc.*	98,266	3,400,004
LTIMindtree Ltd. (India), 144A	7,520	488,902
Mphasis Ltd. (India)	27,608	914,376
NEC Corp. (Japan)	27,500	2,353,370

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
NEXTDC Ltd. (Australia)*	29,310	$272,669
Nomura Research Institute Ltd. (Japan)	28,200	827,996
NTT Data Group Corp. (Japan)	29,700	564,742
Obic Co. Ltd. (Japan)	15,400	458,279
Okta, Inc.*	2,468	194,478
Otsuka Corp. (Japan)	38,500	880,486
Persistent Systems Ltd. (India)	8,442	634,601
Rackspace Technology, Inc.*	97,600	215,696
SCSK Corp. (Japan)	49,500	1,036,029
Shopify, Inc. (Canada) (Class A Stock)*	20,623	2,192,844
Snowflake, Inc. (Class A Stock)*	115,075	17,768,731
Tata Consultancy Services Ltd. (India)	19,182	915,393
Tech Mahindra Ltd. (India)	51,596	1,024,706
TIS, Inc. (Japan)	39,300	928,271
Twilio, Inc. (Class A Stock)*	3,637	393,087
Unisys Corp.*	43,500	275,355
VeriSign, Inc.*	2,161	447,241
Wipro Ltd. (India)	321,136	1,128,466
Wix.com Ltd. (Israel)*	12,600	2,703,330

		92,882,402

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	114,300	2,725,511
Brunswick Corp.	1,906	123,280
Hasbro, Inc.(a)	31,326	1,751,437
Mattel, Inc.*(a)	79,679	1,412,709
Polaris, Inc.(a)	1,517	87,409
Solo Brands, Inc. (Class A Stock)*(a)	76,500	87,210
YETI Holdings, Inc.*	835	32,156

		6,219,712

Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.*	84,400	505,978
Agilent Technologies, Inc.	7,931	1,065,451
Avantor, Inc.*(a)	18,580	391,481
Azenta, Inc.*(a)	1,596	79,800
Bio-Rad Laboratories, Inc. (Class A Stock)*	539	177,067
Bio-Techne Corp.	4,010	288,840
Bruker Corp.	720	42,207
Charles River Laboratories International, Inc.*	1,410	260,286
ChromaDex Corp.*	24,600	130,503
Danaher Corp.	91,815	21,076,133
Divi’s Laboratories Ltd. (India)	486	34,589
Fortrea Holdings, Inc.*(a)	2,519	46,979
Illumina, Inc.*(a)	9,555	1,276,835
IQVIA Holdings, Inc.*	4,336	852,067
Lonza Group AG (Switzerland)	5,753	3,395,644
Mettler-Toledo International, Inc.*	572	699,945
QIAGEN NV	40,944	1,823,236
Repligen Corp.*	1,177	169,417
Revvity, Inc.(a)	3,370	376,126
Sotera Health Co.*	2,759	37,743
Thermo Fisher Scientific, Inc.	52,579	27,353,173
Waters Corp.*	560	207,749
West Pharmaceutical Services, Inc.	725	237,481

		60,528,730

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Machinery — 1.1%
AGCO Corp.(a)	1,752	$163,777
Alfa Laval AB (Sweden)	44,898	1,879,210
Allison Transmission Holdings, Inc.	109,935	11,879,576
Atlas Copco AB (Sweden) (Class A Stock)	281,936	4,302,810
Atlas Copco AB (Sweden) (Class B Stock)	132,723	1,793,222
Atmus Filtration Technologies, Inc.	2,600	101,868
Caterpillar, Inc.	33,728	12,235,169
CNH Industrial NV	24,149	273,608
Crane Co.	1,355	205,621
Cummins India Ltd. (India)	3,323	126,735
Cummins, Inc.	16,312	5,686,363
Daifuku Co. Ltd. (Japan)	17,600	361,591
Deere & Co.(a)	9,405	3,984,899
Donaldson Co., Inc.	67,683	4,558,450
Dover Corp.	3,724	698,622
Enerpac Tool Group Corp.	14,648	601,886
Epiroc AB (Sweden) (Class B Stock)	35,428	552,718
Esab Corp.	1,575	188,906
FANUC Corp. (Japan)	133,200	3,479,578
Flowserve Corp.	164,969	9,489,017
Fortive Corp.	37,219	2,791,425
Gates Industrial Corp. PLC*	40,493	832,941
GEA Group AG (Germany)	40,674	2,020,410
Graco, Inc.	4,116	346,938
Haitian International Holdings Ltd. (China)	4,000	10,808
HD Hyundai Heavy Industries Co. Ltd. (South Korea)*	90	17,430
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	403	61,977
Hillenbrand, Inc.	37,200	1,145,016
Hillman Solutions Corp.*	15,600	151,944
Hoshizaki Corp. (Japan)	7,500	294,893
Hyster-Yale, Inc.	20,600	1,049,158
IDEX Corp.	2,065	432,184
Illinois Tool Works, Inc.(a)	4,982	1,263,236
Ingersoll Rand, Inc.(a)	10,923	988,095
ITT, Inc.	29,065	4,152,807
Knorr-Bremse AG (Germany)	16,225	1,177,634
Komatsu Ltd. (Japan)	113,400	3,089,284
Kone OYJ (Finland) (Class B Stock)	30,755	1,499,310
Lincoln Electric Holdings, Inc.	917	171,910
Makita Corp. (Japan)	62,300	1,894,479
Manitowoc Co., Inc. (The)*	10,700	97,691
Middleby Corp. (The)*	1,483	200,872
Mitsubishi Heavy Industries Ltd. (Japan)	155,500	2,168,285
Mueller Water Products, Inc. (Class A Stock)	105,000	2,362,500
Nordson Corp.	1,551	324,531
Oshkosh Corp.	1,814	172,457
Otis Worldwide Corp.(a)	67,679	6,267,752
PACCAR, Inc.	13,892	1,445,046
Parker-Hannifin Corp.	29,050	18,476,672
Pentair PLC	78,803	7,930,734
Proto Labs, Inc.*	14,600	570,714
Rational AG (Germany)	1,515	1,297,609

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
RBC Bearings, Inc.*	1,251	$374,224
REV Group, Inc.	3,000	95,610
Schindler Holding AG (Switzerland)	2,472	674,365
Schindler Holding AG (Switzerland) (Part. Cert.)	4,495	1,241,896
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)	5,800	39,664
Shyft Group, Inc. (The)	84,300	989,682
Sinotruk Hong Kong Ltd. (China)	10,500	30,697
SKF AB (Sweden) (Class B Stock)	38,587	724,259
Snap-on, Inc.	1,413	479,685
Stanley Black & Decker, Inc.	4,218	338,663
Techtronic Industries Co. Ltd. (Hong Kong)	195,703	2,572,702
Tennant Co.	31,163	2,540,719
Terex Corp.(a)	43,000	1,987,460
Timken Co. (The)	1,835	130,964
Toro Co. (The)	2,380	190,638
Trinity Industries, Inc.	26,733	938,328
Volvo AB (Sweden) (Class A Stock)	10,991	268,631
Volvo AB (Sweden) (Class B Stock)	116,634	2,834,460
Wartsila OYJ Abp (Finland)	113,303	2,008,035
Westinghouse Air Brake Technologies Corp.	9,336	1,770,012
Xylem, Inc.(a)	6,397	742,180
Yangzijiang Shipbuilding Holdings Ltd. (China)	307,500	672,147
Yutong Bus Co. Ltd. (China) (Class A Stock)	11,200	40,261

		148,955,650

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	232	373,258
AP Moller - Maersk A/S (Denmark) (Class B Stock)	848	1,410,868
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	15,500	25,375
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	91,000	624,230
HMM Co. Ltd. (South Korea)	38,505	459,959
Kawasaki Kisen Kaisha Ltd. (Japan)	210,000	2,987,627
Kirby Corp.*	29,762	3,148,820
Matson, Inc.	13,100	1,766,404
Mitsui OSK Lines Ltd. (Japan)	13,300	462,818
SITC International Holdings Co. Ltd. (China)	385,000	1,020,917
Yang Ming Marine Transport Corp. (Taiwan)	26,000	59,995

		12,340,271

Media — 0.3%
Advantage Solutions, Inc.*(a)	156,000	455,520
Canal+ SADIR (France)*	55,177	140,225
Charter Communications, Inc. (Class A Stock)*(a)	5,300	1,816,681
Comcast Corp. (Class A Stock)	346,765	13,014,091
Fox Corp. (Class A Stock)	6,108	296,727

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Fox Corp. (Class B Stock)	3,695	$169,009
Havas NV (Netherlands)*	55,177	92,728
iHeartMedia, Inc. (Class A Stock)*	54,400	107,712
Informa PLC (United Kingdom)	361,084	3,601,309
Interpublic Group of Cos., Inc. (The)	10,274	287,878
Liberty Broadband Corp. (Class A Stock)*	359	26,695
Liberty Broadband Corp. (Class C Stock)*	2,310	172,696
Louis Hachette Group (France)*	55,177	86,304
MFE-MediaForEurope NV (Italy) (Class B Stock)	68,755	293,035
New York Times Co. (The) (Class A Stock)	4,437	230,946
News Corp. (Class A Stock)	10,442	287,573
News Corp. (Class B Stock)	3,253	98,989
Nexstar Media Group, Inc.	552	87,199
Omnicom Group, Inc.(a)	5,260	452,570
Paramount Global (Class A Stock)(a)	313	6,980
Paramount Global (Class B Stock)(a)	16,455	172,119
Publicis Groupe SA (France)	37,398	3,981,379
Sirius XM Holdings, Inc.(a)	6,150	140,220
Trade Desk, Inc. (The) (Class A Stock)*.	97,608	11,471,868
WPP PLC (United Kingdom)	89,354	921,047

		38,411,500

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)(a)	17,991	1,407,076
Alcoa Corp.	5,806	219,351
Alrosa PJSC (Russia)^	575,990	—
Aluminum Corp. of China Ltd. (China) (Class H Stock)	100,000	57,357
Anglo American PLC (South Africa)	15,788	466,806
Anglogold Ashanti PLC (United Kingdom)	1,764	39,453
ArcelorMittal SA (Luxembourg)	36,118	839,177
ATI, Inc.*	2,715	149,434
BHP Group Ltd. (Australia)	436,024	10,636,702
BlueScope Steel Ltd. (Australia)	41,308	477,649
Boliden AB (Sweden)	60,873	1,712,656
Carpenter Technology Corp.	4,200	712,782
Chifeng Jilong Gold Mining Co. Ltd. (China) (Class A Stock)	14,700	31,290
China Hongqiao Group Ltd. (China)	47,500	71,287
Cia Siderurgica Nacional SA (Brazil)	520,200	743,965
Cleveland-Cliffs, Inc.*	9,349	87,881
CMOC Group Ltd. (China) (Class H Stock)	36,000	24,144
Coeur Mining, Inc.*	61,400	351,208
Commercial Metals Co.(a)	10,800	535,680
Eldorado Gold Corp. (Turkey)*	46,436	690,503
ERO Copper Corp. (Brazil)*	33,709	454,472
Fortescue Ltd. (Australia)	329,777	3,713,475
Freeport-McMoRan, Inc.	224,562	8,551,321
Glencore PLC (Australia)*	530,434	2,336,126
GMK Norilskiy Nickel PAO (Russia)^	815,600	1
Gold Fields Ltd. (South Africa)	752	9,839
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	22,500	107,132

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Harmony Gold Mining Co. Ltd. (South Africa)	9,250	$74,148
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (China) (Class A Stock)	15,000	34,547
Hindalco Industries Ltd. (India)	13,962	97,976
Huaibei Mining Holdings Co. Ltd. (China) (Class A Stock)	2,800	5,368
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	126,393	1,500,062
Kumba Iron Ore Ltd. (South Africa)	25,956	449,967
Lundin Mining Corp. (Chile)	177,894	1,530,870
MP Materials Corp.*(a)	3,165	49,374
Newmont Corp.	31,225	1,162,194
Nippon Steel Corp. (Japan)	119,200	2,395,399
NMDC Ltd. (India)	77,424	59,397
Northern Star Resources Ltd. (Australia)	268,893	2,554,799
Novolipetsk Steel PJSC (Russia)^	2,758,930	2
Nucor Corp.	6,493	757,798
Olympic Steel, Inc.	9,600	314,976
Radius Recycling, Inc.	38,500	585,970
Reliance, Inc.	1,558	419,507
Rio Tinto Ltd. (Australia)	32,745	2,374,436
Rio Tinto PLC (Australia)	103,515	6,110,499
Royal Gold, Inc.	1,814	239,176
Severstal PAO (Russia)^	337,573	—
Shandong Nanshan Aluminum Co. Ltd. (China) (Class A Stock)	48,600	25,894
Shanjin International Gold Co. Ltd. (China) (Class A Stock)	2,000	4,192
Steel Dynamics, Inc.	4,045	461,413
Tianshan Aluminum Group Co. Ltd. (China) (Class A Stock)	29,600	31,748
United States Steel Corp.	6,190	210,398
Vale SA (Brazil)	491,864	4,349,870
Vedanta Ltd. (India)	21,250	110,117
Western Mining Co. Ltd. (China) (Class A Stock)	14,700	32,172
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	18,300	33,731
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	16,000	28,876

		60,431,643

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.(a)	20,587	189,606
Annaly Capital Management, Inc.	13,822	252,943
Granite Point Mortgage Trust, Inc.	104,800	292,392
Ladder Capital Corp.	44,780	501,088
MFA Financial, Inc.	116,825	1,190,447
Rithm Capital Corp.	14,452	156,515
Starwood Property Trust, Inc.	8,782	166,419

		2,749,410

Multi-Utilities — 0.6%
Ameren Corp.	21,231	1,892,531
Avista Corp.	142,581	5,222,742
Black Hills Corp.	26,738	1,564,708

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
CenterPoint Energy, Inc.	125,143	$3,970,787
Centrica PLC (United Kingdom)	1,544,362	2,576,576
CMS Energy Corp.	116,603	7,771,590
Consolidated Edison, Inc.	32,383	2,889,535
Dominion Energy, Inc.(a)	22,659	1,220,414
DTE Energy Co.	95,820	11,570,265
E.ON SE (Germany)	289,941	3,377,249
Engie SA (France)	278,879	4,422,858
National Grid PLC (United Kingdom)	379,654	4,510,386
NiSource, Inc.	327,767	12,048,715
Public Service Enterprise Group, Inc.(a)	131,560	11,115,504
Sembcorp Industries Ltd. (Singapore)	287,600	1,163,480
Sempra	17,115	1,501,328
Veolia Environnement SA (France)	10,039	281,670
WEC Energy Group, Inc.(a)	8,575	806,393

		77,906,731

Office REITs — 0.1%
BXP, Inc.	4,314	320,789
Cousins Properties, Inc.	20,910	640,682
Dexus (Australia)	215,944	886,998
Gecina SA (France)	12,614	1,181,745
Highwoods Properties, Inc.	3,029	92,627
Hudson Pacific Properties, Inc.	212,300	643,269
Japan Real Estate Investment Corp. (Japan)	870	596,962
Kilroy Realty Corp.(a)	13,381	541,262
Nippon Building Fund, Inc. (Japan)	398	309,608
Paramount Group, Inc.	227,500	1,123,850
Piedmont Office Realty Trust, Inc. (Class A Stock)	27,396	250,673
SL Green Realty Corp.(a)	4,040	274,397
Vornado Realty Trust	4,884	205,323

		7,068,185

Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway)	48,492	953,280
Alamtri Resources Indonesia Tbk PT (Indonesia)	20,229,600	3,046,306
Amplify Energy Corp.*	74,300	445,800
Antero Midstream Corp.	6,188	93,377
Antero Resources Corp.*	8,076	283,064
APA Corp.(a)	8,742	201,853
ARC Resources Ltd. (Canada)	89,349	1,620,459
BP PLC	800,457	3,956,634
California Resources Corp.	36,700	1,904,363
Cameco Corp. (Canada)	10,547	542,010
Cheniere Energy, Inc.	39,430	8,472,324
Chevron Corp.	118,200	17,120,088
Chord Energy Corp.	1,470	171,872
Civitas Resources, Inc.	1,330	61,007
CNX Resources Corp.*	21,800	799,406
Coal India Ltd. (India)	14,824	66,349
ConocoPhillips	153,334	15,206,133
Coterra Energy, Inc.	81,077	2,070,707
Crescent Energy Co. (Class A Stock)	26,443	386,332
Devon Energy Corp.	17,133	560,763
Diamondback Energy, Inc.	5,074	831,273

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
DT Midstream, Inc.	2,696	$268,063
ENEOS Holdings, Inc. (Japan)	432,500	2,268,962
Eni SpA (Italy)	68,919	942,698
EOG Resources, Inc.	37,633	4,613,053
EQT Corp.	14,456	666,566
Equinor ASA (Norway)	208,176	4,937,740
Expand Energy Corp.	85,274	8,489,027
Exxon Mobil Corp.	498,262	53,598,043
Hess Corp.	2,705	359,792
HF Sinclair Corp.	4,444	155,762
Idemitsu Kosan Co. Ltd. (Japan)	388,300	2,557,742
Indo Tambangraya Megah Tbk PT (Indonesia)	8,400	13,938
Inpex Corp. (Japan)	52,200	656,753
Kinder Morgan, Inc.	52,442	1,436,911
Kinetik Holdings, Inc.	65,800	3,731,518
Kosmos Energy Ltd. (Ghana)*	298,600	1,021,212
LUKOIL PJSC (Russia)^	3,043	—
Marathon Petroleum Corp.	9,290	1,295,955
Matador Resources Co.	2,370	133,336
Medco Energi Internasional Tbk PT (Indonesia)	100,800	6,945
Murphy Oil Corp.	74,400	2,251,344
Occidental Petroleum Corp.(a)	18,018	890,269
Oil & Natural Gas Corp. Ltd. (India)	5,790	16,161
OMV AG (Austria)	28,572	1,108,071
ONEOK, Inc.(a)	15,772	1,583,509
Ovintiv, Inc.	6,504	263,412
PBF Energy, Inc. (Class A Stock)	16,500	438,075
Peabody Energy Corp.	25,100	525,594
Permian Resources Corp.	311,841	4,484,274
Petroleo Brasileiro SA (Brazil)	80,200	516,669
Phillips 66	42,521	4,844,418
PRIO SA (Brazil)*	2,300	15,076
PTT Exploration & Production PCL (Thailand)	5,700	20,035
Range Resources Corp.	6,622	238,260
Reliance Industries Ltd. (India)	8,716	123,441
Repsol SA (Spain)	190,695	2,320,370
Riley Exploration Permian, Inc.	10,900	347,928
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shell PLC	478,206	14,906,161
Shell PLC, ADR	179,510	11,246,301
Surgutneftegas PJSC (Russia)^	55,200	—
Targa Resources Corp.	9,286	1,657,551
Tatneft PJSC (Russia)^	133,140	—
Texas Pacific Land Corp.(a)	3,100	3,428,476
TotalEnergies SE (France)	236,526	13,178,017
Turkiye Petrol Rafinerileri A/S (Turkey)	2,200	8,824
United Tractors Tbk PT (Indonesia)	2,467,000	4,100,553
Valero Energy Corp.(a)	91,049	11,161,697
Viper Energy, Inc.	1,280	62,810
Williams Cos., Inc. (The)	453,420	24,539,090

		250,223,802

Paper & Forest Products — 0.0%
Clearwater Paper Corp.*	23,300	693,641
Louisiana-Pacific Corp.	584	60,473
Mondi PLC (Austria)	36,693	546,272

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products (cont’d.)
Suzano SA (Brazil)	54,300	$546,158
Sylvamo Corp.	23,800	1,880,676

		3,727,220

Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	3,511	227,337
American Airlines Group, Inc.*	14,514	252,979
ANA Holdings, Inc. (Japan)	62,400	1,132,531
China Airlines Ltd. (Taiwan)	54,000	42,189
Delta Air Lines, Inc.	84,657	5,121,749
Deutsche Lufthansa AG (Germany)	122,602	787,926
Eva Airways Corp. (Taiwan)	97,000	131,077
Japan Airlines Co. Ltd. (Japan)	81,200	1,280,072
Qantas Airways Ltd. (Australia)*	478,524	2,649,074
SkyWest, Inc.*	39,599	3,965,048
Southwest Airlines Co.	16,286	547,535
Turk Hava Yollari AO (Turkey)*	67,635	536,721
United Airlines Holdings, Inc.*	138,181	13,417,375

		30,091,613

Personal Care Products — 0.3%
BellRing Brands, Inc.*	3,070	231,294
Coty, Inc. (Class A Stock)*	11,274	78,467
Edgewell Personal Care Co.	17,400	584,640
elf Beauty, Inc.*	2,760	346,518
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,072	305,319
Haleon PLC	459,831	2,168,174
Hengan International Group Co. Ltd. (China)	8,000	23,091
Kenvue, Inc.	51,403	1,097,454
L’Oreal SA (France)	11,201	3,965,189
Unilever PLC (United Kingdom)	214,448	12,185,068
Unilever PLC (United Kingdom), ADR	287,240	16,286,508

		37,271,722

Pharmaceuticals — 2.4%
Alkem Laboratories Ltd. (India)	658	43,254
Amneal Pharmaceuticals, Inc.*	215,800	1,709,136
Astellas Pharma, Inc. (Japan)	152,200	1,477,973
AstraZeneca PLC (United Kingdom)	143,283	18,681,193
AstraZeneca PLC (United Kingdom), ADR	321,193	21,044,565
Aurobindo Pharma Ltd. (India)	1,788	27,816
Bristol-Myers Squibb Co.	152,497	8,625,230
Chugai Pharmaceutical Co. Ltd. (Japan)	58,700	2,587,563
Cipla Ltd. (India)	6,626	118,086
Daiichi Sankyo Co. Ltd. (Japan)	151,400	4,142,796
Dong-E-E-Jiao Co. Ltd. (China) (Class A Stock)	2,100	17,952
Dr. Reddy’s Laboratories Ltd. (India)	31,035	502,502
Elanco Animal Health, Inc.*	728,203	8,818,538
Eli Lilly & Co.	95,656	73,846,432
Galderma Group AG (Switzerland)*	14,066	1,563,313
GSK PLC	371,695	6,269,483
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A.	4,000	8,856

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Hikma Pharmaceuticals PLC (Jordan)	94,838	$2,364,482
Ipsen SA (France)	13,934	1,597,126
Jamjoom Pharmaceuticals Factory Co. (Saudi Arabia)	375	15,188
Jazz Pharmaceuticals PLC*	1,367	168,346
Johnson & Johnson	251,749	36,407,940
Kyowa Kirin Co. Ltd. (Japan)	97,000	1,458,685
Ligand Pharmaceuticals, Inc.*(a)	19,100	2,046,565
Lupin Ltd. (India)	25,130	690,368
Mankind Pharma Ltd. (India)*	2,478	83,175
Merck & Co., Inc.	207,918	20,683,683
Merck KGaA (Germany)	5,850	851,309
Novartis AG (Switzerland)	176,599	17,193,202
Novo Nordisk A/S (Denmark), ADR	204,945	17,629,369
Novo Nordisk A/S (Denmark) (Class B Stock)	285,804	24,659,692
Ono Pharmaceutical Co. Ltd. (Japan)	104,000	1,082,795
Organon & Co.	72,487	1,081,506
Orion OYJ (Finland) (Class B Stock)	50,698	2,248,960
Otsuka Holdings Co. Ltd. (Japan)	39,200	2,132,477
Pacira BioSciences, Inc.*	18,500	348,540
Perrigo Co. PLC	3,913	100,603
Pfizer, Inc.	587,738	15,592,689
Phathom Pharmaceuticals, Inc.*(a)	24,196	196,472
Prestige Consumer Healthcare, Inc.*	7,300	570,057
Richter Gedeon Nyrt (Hungary)	34,277	897,857
Roche Holding AG	60,639	16,955,074
Royalty Pharma PLC (Class A Stock)	10,803	275,585
Sanofi SA	95,816	9,314,350
Sanofi SA, ADR	48,017	2,315,860
Shionogi & Co. Ltd. (Japan)	185,700	2,604,474
SIGA Technologies, Inc.	54,500	327,545
Sun Pharmaceutical Industries Ltd. (India)	25,511	561,417
Takeda Pharmaceutical Co. Ltd. (Japan)	87,900	2,326,917
Tarsus Pharmaceuticals, Inc.*	16,389	907,459
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	108,000	2,380,320
Torii Pharmaceutical Co. Ltd. (Japan)	18,700	557,591
Torrent Pharmaceuticals Ltd. (India)	1,366	53,542
UCB SA (Belgium)	13,367	2,660,886
Viatris, Inc.	32,482	404,401
Zoetis, Inc.	2,050	334,006
Zydus Lifesciences Ltd. (India)	48,274	546,829

		342,112,030

Professional Services — 0.4%
Alight, Inc. (Class A Stock)	77,400	535,608
Amentum Holdings, Inc.*	3,611	75,939
Automatic Data Processing, Inc.	6,067	1,775,993
Broadridge Financial Solutions, Inc.	320	72,349
Bureau Veritas SA (France)	21,671	658,370
CACI International, Inc. (Class A Stock)*	612	247,285
Clarivate PLC*	13,176	66,934
Computer Age Management Services Ltd. (India)	390	23,043
Computershare Ltd. (Australia)	151,191	3,175,992

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Concentrix Corp.(a)	1,342	$58,068
Conduent, Inc.*	211,600	854,864
Dayforce, Inc.*(a)	3,749	272,327
Dun & Bradstreet Holdings, Inc.	486,747	6,064,868
Equifax, Inc.	2,589	659,807
ExlService Holdings, Inc.*	16,600	736,708
Experian PLC	45,991	1,976,688
FTI Consulting, Inc.*	884	168,959
Genpact Ltd.	4,062	174,463
Huron Consulting Group, Inc.*	3,848	478,152
ICF International, Inc.	10,600	1,263,626
Intertek Group PLC (United Kingdom)	19,445	1,148,807
Jacobs Solutions, Inc.	3,421	457,114
KBR, Inc.	9,667	560,009
Korn Ferry	9,056	610,827
Leidos Holdings, Inc.	10,888	1,568,525
ManpowerGroup, Inc.	107,923	6,229,316
Parsons Corp.*	890	82,103
Paychex, Inc.	5,480	768,406
Paycom Software, Inc.	360	73,789
Paycor HCM, Inc.*	984	18,273
Randstad NV (Netherlands)	10,637	447,845
Recruit Holdings Co. Ltd. (Japan)	118,200	8,215,836
RELX PLC (United Kingdom)	98,650	4,469,732
Robert Half, Inc.	2,851	200,881
Science Applications International Corp.	19,050	2,129,409
SGS SA (Switzerland)	6,962	698,410
SS&C Technologies Holdings, Inc.	5,912	448,011
Teleperformance SE (France)	2,468	211,688
TransUnion	50,821	4,711,615
TrueBlue, Inc.*	91,000	764,400
TTEC Holdings, Inc.	63,700	317,863
Wolters Kluwer NV (Netherlands)	23,460	3,897,747

		57,370,649

Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	496,416	1,037,550
Anywhere Real Estate, Inc.*	147,800	487,740
Barwa Real Estate Co. (Qatar)	214,896	167,127
C&D International Investment Group Ltd. (China)	288,000	481,405
CapitaLand Investment Ltd. (Singapore)	86,021	164,908
Catena AB (Sweden)	6,816	292,036
CBRE Group, Inc. (Class A Stock)*	39,509	5,187,137
Central Pattana PCL (Thailand)	80,800	134,821
China Overseas Land & Investment Ltd. (China)	548,000	865,728
China Resources Land Ltd. (China)	314,500	902,857
China Resources Mixc Lifestyle Services Ltd. (China), 144A	134,200	495,996
CK Asset Holdings Ltd. (Hong Kong)	115,000	469,358
Compass, Inc. (Class A Stock)*	304,900	1,783,665
CoStar Group, Inc.*	10,678	764,438
Cushman & Wakefield PLC*	148,400	1,941,072
Daito Trust Construction Co. Ltd. (Japan)	22,000	2,459,481

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Daiwa House Industry Co. Ltd. (Japan)	102,800	$3,156,081
Deyaar Development PJSC (United Arab Emirates)	46,178	11,662
DLF Ltd. (India)	2,890	27,762
Emaar Properties PJSC (United Arab Emirates)	1,838,829	6,441,496
FirstService Corp. (Canada)	7,822	1,416,933
Grainger PLC (United Kingdom)	100,000	281,214
Henderson Land Development Co. Ltd. (Hong Kong)	256,000	776,052
Howard Hughes Holdings, Inc.*	920	70,766
Jones Lang LaSalle, Inc.*	42,502	10,758,956
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,325,078
KE Holdings, Inc. (China), ADR(a)	145,353	2,677,402
LEG Immobilien SE (Germany)	17,426	1,478,051
Longfor Group Holdings Ltd. (China), 144A.	650,500	824,972
Max Estates Ltd. (India)*	23,978	158,591
Mitsubishi Estate Co. Ltd. (Japan)	13,246	183,878
Mitsui Fudosan Co. Ltd. (Japan)	369,067	2,951,551
Oberoi Realty Ltd. (India)	1,602	43,158
Phoenix Mills Ltd. (The) (India)	25,942	494,159
PSP Swiss Property AG (Switzerland)	608	86,526
Sagax AB (Sweden) (Class B Stock)	12,617	258,929
Seaport Entertainment Group, Inc.*	113	3,158
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	785,317
Sino Land Co. Ltd. (Hong Kong)	490,672	495,109
Sumitomo Realty & Development Co. Ltd. (Japan)	29,192	907,836
Sun Hung Kai Properties Ltd. (Hong Kong)	84,990	808,709
Swiss Prime Site AG (Switzerland)	814	88,722
Vonovia SE (Germany)	114,249	3,478,069
Wharf Holdings Ltd. (The) (China)	178,000	499,445
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	176,000	447,660
Yanlord Land Group Ltd. (China)*	964,900	466,252
Zillow Group, Inc. (Class A Stock)*	1,363	96,569
Zillow Group, Inc. (Class C Stock)*	60,163	4,455,070

		63,590,452

Residential REITs — 0.2%
American Homes 4 Rent (Class A Stock)	85,492	3,199,111
AvalonBay Communities, Inc.	13,679	3,008,970
Camden Property Trust	26,093	3,027,832
Canadian Apartment Properties REIT (Canada)	133	3,944
Equity LifeStyle Properties, Inc.	4,671	311,089
Equity Residential	141,284	10,138,540
Essex Property Trust, Inc.	3,840	1,096,090
Independence Realty Trust, Inc.(a)	45,009	892,979
Invitation Homes, Inc.	16,672	533,004
Killam Apartment Real Estate Investment Trust (Canada)	999	11,884
Mid-America Apartment Communities, Inc.	6,020	930,511

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Residential REITs (cont’d.)
Nippon Accommodations Fund, Inc. (Japan)	61	$227,705
Sun Communities, Inc.	5,452	670,432
UDR, Inc.(a)	28,310	1,228,937
UNITE Group PLC (The) (United Kingdom)	31,638	320,123
Veris Residential, Inc.	48,910	813,373

		26,414,524

Retail REITs — 0.2%
Agree Realty Corp.	9,728	685,337
Brixmor Property Group, Inc.	29,697	826,764
CapitaLand Integrated Commercial Trust (Singapore)	90,953	128,263
Federal Realty Investment Trust	2,280	255,246
First Capital Real Estate Investment Trust (Canada)	19,606	231,325
InvenTrust Properties Corp.	67,200	2,024,736
Japan Metropolitan Fund Investment Corp. (Japan)	369	211,705
Kimco Realty Corp.	49,803	1,166,884
Kite Realty Group Trust(a)	37,000	933,880
Klepierre SA (France)	181,742	5,234,079
Link REIT (Hong Kong)	223,409	939,549
Macerich Co. (The)	14,700	292,824
NNN REIT, Inc.(a)	11,549	471,777
Realty Income Corp.(a)	41,193	2,200,118
Regency Centers Corp.(a)	17,362	1,283,573
Sasseur Real Estate Investment Trust (China)	2,185,200	1,088,086
Scentre Group (Australia)	1,416,567	2,998,659
Simon Property Group, Inc.	19,519	3,361,367
Unibail-Rodamco-Westfield (France)	37,746	2,842,829
Urban Edge Properties	64,076	1,377,634
Vicinity Ltd. (Australia)	1,064,513	1,379,641

		29,934,276

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.*(a)	137,872	16,653,559
Advantest Corp. (Japan)	130,362	7,412,233
Alchip Technologies Ltd. (Taiwan)	3,098	308,659
Allegro MicroSystems, Inc. (Japan)*	2,105	46,015
Amkor Technology, Inc.	2,025	52,022
Analog Devices, Inc.	38,584	8,197,557
Applied Materials, Inc.(a)	38,890	6,324,681
ASE Technology Holding Co. Ltd. (Taiwan)	67,205	330,006
ASM International NV (Netherlands)	10,536	6,091,763
ASML Holding NV (Netherlands)	29,418	20,605,387
ASPEED Technology, Inc. (Taiwan)	4,287	433,879
Astera Labs, Inc.*	2,570	340,397
Broadcom, Inc.	625,817	145,089,413
Cirrus Logic, Inc.*	1,531	152,457
Credo Technology Group Holding Ltd.* .	8,094	543,998
Disco Corp. (Japan)	7,300	1,936,525
eMemory Technology, Inc. (Taiwan)	5,351	546,697
Entegris, Inc.	1,498	148,392
First Solar, Inc.*	2,905	511,977
GLOBALFOUNDRIES, Inc.*(a)	2,403	103,113

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Impinj, Inc.*	6,366	$924,725
Infineon Technologies AG (Germany)	62,194	2,030,121
Intel Corp.	114,968	2,305,108
King Yuan Electronics Co. Ltd. (Taiwan)	80,617	272,968
Kokusai Electric Corp. (Japan)	86,300	1,130,863
Lam Research Corp.	243,891	17,616,247
Lasertec Corp. (Japan)	18,300	1,715,535
Lattice Semiconductor Corp.*	55	3,116
MACOM Technology Solutions Holdings, Inc.*	4,639	602,652
Marvell Technology, Inc.	163,294	18,035,822
MediaTek, Inc. (Taiwan)	30,342	1,304,395
Microchip Technology, Inc.(a)	14,256	817,582
Micron Technology, Inc.	181,389	15,265,698
MKS Instruments, Inc.	1,767	184,457
Novatek Microelectronics Corp. (Taiwan)	27,000	412,461
NVIDIA Corp.	2,551,222	342,603,602
ON Semiconductor Corp.*	11,670	735,793
Onto Innovation, Inc.*	58,960	9,826,863
Photronics, Inc.*	12,400	292,144
Qorvo, Inc.*	2,670	186,713
QUALCOMM, Inc.	137,620	21,141,184
Rambus, Inc.*	54,600	2,886,156
Realtek Semiconductor Corp. (Taiwan)	33,000	570,321
SCREEN Holdings Co. Ltd. (Japan)	32,300	1,906,905
Semtech Corp.*	13,500	834,975
SiTime Corp.*	2,981	639,514
SK Hynix, Inc. (South Korea)	6,740	772,339
Skyworks Solutions, Inc.	4,420	391,966
Synaptics, Inc.*(a)	33,900	2,587,248
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	140,011	4,550,365
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	63,524	12,545,355
Teradyne, Inc.	451	56,790
Texas Instruments, Inc.	29,897	5,605,986
Tokyo Electron Ltd. (Japan)	47,300	7,110,107
Tower Semiconductor Ltd. (Israel)*	17,517	902,301
Ultra Clean Holdings, Inc.*	36,900	1,326,555
United Microelectronics Corp. (Taiwan)	291,614	379,856
Universal Display Corp.	23,781	3,476,782
Wolfspeed, Inc.*	3,791	25,248

		699,805,548

Software — 4.6%
A10 Networks, Inc.	44,000	809,600
ACI Worldwide, Inc.*	62,700	3,254,757
Adeia, Inc.	87,900	1,228,842
Adobe, Inc.*	23,866	10,612,733
Alkami Technology, Inc.*	31,700	1,162,756
ANSYS, Inc.*	2,312	779,907
Appfolio, Inc. (Class A Stock)*	666	164,316
AppLovin Corp. (Class A Stock)*	17,155	5,555,304
Aspen Technology, Inc.*	780	194,711
Atlassian Corp. (Class A Stock)*	10,500	2,555,490
Autodesk, Inc.*	40,100	11,852,357
BILL Holdings, Inc.*	2,228	188,734

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Box, Inc. (Class A Stock)*(a)	56,800	$1,794,880
C3.ai, Inc. (Class A Stock)*(a)	34,900	1,201,607
Cadence Design Systems, Inc.*	54,336	16,325,795
CCC Intelligent Solutions Holdings, Inc.*	9,927	116,444
Check Point Software Technologies Ltd. (Israel)*	2,500	466,750
Commvault Systems, Inc.*	17,600	2,656,016
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	83,409	28,539,223
CyberArk Software Ltd.*	21,721	7,236,351
Datadog, Inc. (Class A Stock)*	78,655	11,239,013
Descartes Systems Group, Inc. (The) (Canada)*	2,280	259,008
DocuSign, Inc.*(a)	22,729	2,044,246
Dolby Laboratories, Inc. (Class A Stock)	1,807	141,127
DoubleVerify Holdings, Inc.*	135	2,593
Dropbox, Inc. (Class A Stock)*	3,399	102,106
Dynatrace, Inc.*	23,400	1,271,790
Fair Isaac Corp.*	82	163,256
Fortinet, Inc.*	71,305	6,736,896
Gen Digital, Inc.	59,132	1,619,034
Gitlab, Inc. (Class A Stock)*	29,100	1,639,785
Guidewire Software, Inc.*	5,973	1,006,928
HashiCorp, Inc. (Class A Stock)*	928	31,747
Informatica, Inc. (Class A Stock)*	70,148	1,818,938
Intapp, Inc.*	110,655	7,091,879
Intuit, Inc.	13,007	8,174,899
Jamf Holding Corp.*	66,400	932,920
Microsoft Corp.	706,320	297,713,880
MicroStrategy, Inc. (Class A Stock)*(a)	4,065	1,177,305
Monday.com Ltd.*	16,424	3,866,867
nCino, Inc.*	1,189	39,927
Nice Ltd. (Israel)*	10,936	1,857,189
Nutanix, Inc. (Class A Stock)*	4,873	298,130
Open Text Corp. (Canada)	6,500	183,951
Oracle Corp.	145,073	24,174,965
Oracle Corp. (Japan)	9,700	928,353
Oracle Financial Services Software Ltd. (India)	7,374	1,097,541
Palantir Technologies, Inc. (Class A Stock)*	128,100	9,688,203
Palo Alto Networks, Inc.*(a)	38,097	6,932,130
PTC, Inc.*	1,327	243,995
Q2 Holdings, Inc.*(a)	7,374	742,193
Red Violet, Inc.*	7,300	264,260
Riskified Ltd. (Class A Stock)*	36,994	174,982
Roper Technologies, Inc.(a)	2,894	1,504,446
Sage Group PLC (The) (United Kingdom)	37,175	590,654
Salesforce, Inc.	179,527	60,021,262
SAP SE (Germany)	97,790	24,053,825
SentinelOne, Inc. (Class A Stock)*	6,161	136,774
ServiceNow, Inc.*	41,624	44,126,435
SimilarWeb Ltd. (Israel)*	12,905	182,864
SolarWinds Corp.	122,200	1,741,350
Sprout Social, Inc. (Class A Stock)*	15,465	474,930
Tata Elxsi Ltd. (India)	6,405	507,403

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Tenable Holdings, Inc.*	24,400	$960,872
Teradata Corp.*	77,300	2,407,895
Trend Micro, Inc. (Japan)*	18,300	986,610
Tyler Technologies, Inc.*	195	112,445
UiPath, Inc. (Class A Stock)*	2,709	34,431
Unity Software, Inc.*	5,187	116,552
Verint Systems, Inc.*	192,200	5,275,890
WiseTech Global Ltd. (Australia)	15,512	1,158,020
Workday, Inc. (Class A Stock)*	21,100	5,444,433
Xero Ltd. (New Zealand)*	35,442	3,688,202
Zoom Communications, Inc. (Class A Stock)*	90,181	7,359,671

		651,241,573

Specialized REITs — 0.4%
American Tower Corp.(a)	40,400	7,409,764
Crown Castle, Inc.	11,747	1,066,158
CubeSmart	10,670	457,210
Digital Realty Trust, Inc.	31,753	5,630,759
EPR Properties	2,173	96,220
Equinix, Inc.	11,380	10,730,088
Extra Space Storage, Inc.	13,087	1,957,815
Gaming & Leisure Properties, Inc.	160,364	7,723,130
Iron Mountain, Inc.	11,521	1,210,972
Keppel DC REIT (Singapore)	176,553	281,467
Lamar Advertising Co. (Class A Stock)	1,507	183,462
National Storage Affiliates Trust	11,098	420,725
Outfront Media, Inc.(a)	91,293	1,619,535
PotlatchDeltic Corp.	11,700	459,225
Public Storage	44,894	13,443,059
Rayonier, Inc.	4,215	110,012
Safehold, Inc.	37,400	691,152
SBA Communications Corp.	2,938	598,764
Shurgard Self Storage Ltd. (Belgium)	7,375	273,615
Uniti Group, Inc.	22,800	125,400
VICI Properties, Inc.	40,708	1,189,081
Weyerhaeuser Co.	19,832	558,271

		56,235,884

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)*	6,800	1,016,396
Advance Auto Parts, Inc.(a)	1,774	83,892
American Eagle Outfitters, Inc.	101,700	1,695,339
AutoNation, Inc.*	726	123,304
AutoZone, Inc.*	42	134,484
Bath & Body Works, Inc.	33,681	1,305,812
Best Buy Co., Inc.	5,682	487,516
Boot Barn Holdings, Inc.*	1,915	290,735
Burlington Stores, Inc.*	2,817	803,014
CarMax, Inc.*	4,024	329,002
Carvana Co.*(a)	52,370	10,649,963
Dick’s Sporting Goods, Inc.	1,407	321,978
Fast Retailing Co. Ltd. (Japan)	15,800	5,330,000
Five Below, Inc.*	926	97,193
Floor & Decor Holdings, Inc. (Class A Stock)*	1,590	158,523
Foot Locker, Inc.*	89,800	1,954,048
GameStop Corp. (Class A Stock)*(a)	9,515	298,200

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Gap, Inc. (The)	180,924	$4,275,234
Genesco, Inc.*	3,900	166,725
Group 1 Automotive, Inc.	2,600	1,095,848
Haverty Furniture Cos., Inc.	7,600	169,176
Home Depot, Inc. (The)(a)	74,635	29,032,269
Industria de Diseno Textil SA (Spain)	321,367	16,461,691
Jarir Marketing Co. (Saudi Arabia)	14,887	50,097
JD Sports Fashion PLC (United Kingdom)	686,663	820,732
Kingfisher PLC (United Kingdom)	508,151	1,579,516
Lithia Motors, Inc.	747	267,000
Lowe’s Cos., Inc.(a)	106,855	26,371,814
ODP Corp. (The)*	17,200	391,128
O’Reilly Automotive, Inc.*	10,239	12,141,406
Penske Automotive Group, Inc.	536	81,708
Pop Mart International Group Ltd. (China), 144A	11,200	128,060
RH*	345	135,789
Ross Stores, Inc.	6,847	1,035,746
TJX Cos., Inc. (The)	152,544	18,428,841
Trent Ltd. (India)	2,472	205,102
Ulta Beauty, Inc.*(a)	15,205	6,613,111
Warby Parker, Inc. (Class A Stock)*	9,045	218,979
Wayfair, Inc. (Class A Stock)*(a)	2,028	89,881
Williams-Sonoma, Inc.(a)	1,450	268,511
Zalando SE (Germany), 144A*	77,697	2,599,218

		147,706,981

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	1,367,723	342,505,194
Asia Vital Components Co. Ltd. (Taiwan)	4,000	75,459
Asustek Computer, Inc. (Taiwan)	33,000	618,553
Canon, Inc. (Japan)	58,800	1,909,922
Catcher Technology Co. Ltd. (Taiwan)	77,000	454,848
Compal Electronics, Inc. (Taiwan)	448,000	512,921
Dell Technologies, Inc. (Class C Stock)	86,486	9,966,647
FUJIFILM Holdings Corp. (Japan)	71,800	1,485,514
Hewlett Packard Enterprise Co.	514,841	10,991,855
HP, Inc.	20,131	656,874
Logitech International SA (Switzerland)	41,659	3,438,792
MCJ Co. Ltd. (Japan)	52,100	470,378
NetApp, Inc.	3,114	361,473
Pegatron Corp. (Taiwan)	162,000	453,005
Pure Storage, Inc. (Class A Stock)*	1,253	76,972
Quanta Computer, Inc. (Taiwan)	18,000	156,662
Ricoh Co. Ltd. (Japan)	54,600	620,074
Samsung Electronics Co. Ltd. (South Korea)	103,514	3,694,085
Western Digital Corp.*	8,888	529,991
Wiwynn Corp. (Taiwan)	9,174	728,299
Xiaomi Corp. (China) (Class B Stock), 144A*	56,000	245,606

		379,953,124

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	64,871	15,955,959
Amer Sports, Inc. (Finland)*	445	12,442
Asics Corp. (Japan)	174,700	3,408,009

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Birkenstock Holding PLC (Germany)*	572	$32,410
Bosideng International Holdings Ltd. (China)	1,014,000	501,067
Brunello Cucinelli SpA (Italy)	36,270	3,962,109
Capri Holdings Ltd.*	3,415	71,920
Carter’s, Inc.	1,106	59,934
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	39,957	6,044,464
Columbia Sportswear Co.	977	82,000
Crocs, Inc.*	1,050	115,006
Deckers Outdoor Corp.*	40,500	8,225,145
Eclat Textile Co. Ltd. (Taiwan)	2,000	30,990
G-III Apparel Group Ltd.*(a)	113,408	3,699,369
Hermes International SCA (France)	4,010	9,621,482
Kontoor Brands, Inc.(a)	14,269	1,218,715
LPP SA (Poland)	123	462,794
LVMH Moet Hennessy Louis Vuitton SE (France)	16,499	10,852,931
Moncler SpA (Italy)	42,117	2,223,380
NIKE, Inc. (Class B Stock)	12,454	942,394
On Holding AG (Switzerland) (Class A Stock)*(a)	11,387	623,666
Page Industries Ltd. (India)	127	70,401
Pandora A/S (Denmark)	18,437	3,373,150
Pou Chen Corp. (Taiwan)	57,000	64,049
Puma SE (Germany)	14,952	687,505
PVH Corp.	1,564	165,393
Ralph Lauren Corp.(a)	27,375	6,323,077
Skechers USA, Inc. (Class A Stock)*	18,053	1,213,884
Tapestry, Inc.	6,282	410,403
Under Armour, Inc. (Class A Stock)*	5,815	48,148
Under Armour, Inc. (Class C Stock)*	6,014	44,864
VF Corp.	9,762	209,493
Wolverine World Wide, Inc.	90,700	2,013,540

		82,770,093

Tobacco — 0.3%
Altria Group, Inc.(a)	353,205	18,469,089
British American Tobacco PLC (United Kingdom)	188,481	6,801,287
Imperial Brands PLC (United Kingdom)	176,974	5,659,428
Japan Tobacco, Inc. (Japan)(a)	94,800	2,431,890
KT&G Corp. (South Korea)	7,332	530,530
Philip Morris International, Inc.	75,256	9,057,060
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	1,936,585
Turning Point Brands, Inc.	2,100	126,210
Universal Corp.	19,700	1,080,348

		46,092,427

Trading Companies & Distributors — 0.2%
AddTech AB (Sweden) (Class B Stock)	23,600	643,049
AerCap Holdings NV (Ireland)	39,800	3,808,860
Air Lease Corp.	2,953	142,364
Applied Industrial Technologies, Inc.	500	119,735
Ashtead Group PLC (United Kingdom)	5,967	369,167
Beacon Roofing Supply, Inc.*	8,900	904,062
Bunzl PLC (United Kingdom)	33,724	1,388,591
Core & Main, Inc. (Class A Stock)*	1,877	95,558

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Fastenal Co.	2,502	$179,919
Ferguson Enterprises, Inc.	5,111	887,116
GMS, Inc.*	12,400	1,051,892
Herc Holdings, Inc.	11,577	2,191,873
ITOCHU Corp. (Japan)	56,000	2,753,765
Marubeni Corp. (Japan)	17,000	255,146
Mitsubishi Corp. (Japan)	252,800	4,136,243
Mitsui & Co. Ltd. (Japan)	168,000	3,484,173
MRC Global, Inc.*	104,400	1,334,232
MSC Industrial Direct Co., Inc. (Class A Stock)	1,317	98,367
Rush Enterprises, Inc. (Class A Stock)	1,804	98,841
SiteOne Landscape Supply, Inc.*	806	106,207
Toyota Tsusho Corp. (Japan)	70,800	1,252,065
United Rentals, Inc.(a)	5,474	3,856,105
W.W. Grainger, Inc.	2,325	2,450,666
Watsco, Inc.	895	424,132
WESCO International, Inc.	3,009	544,509

		32,576,637

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	13,707	2,797,569
Aeroports de Paris SA (France)	4,551	526,942
China Merchants Port Holdings Co. Ltd. (China)	6,000	10,671
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	5,200	44,830
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	4,355	36,898
Transurban Group (Australia), UTS	196,752	1,626,157

		5,043,067

Water Utilities — 0.0%
American Water Works Co., Inc.	5,299	659,673
California Water Service Group	16,000	725,280
Essential Utilities, Inc.	6,957	252,678

		1,637,631

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class B Stock)	108,400	77,722
Etihad Etisalat Co. (Saudi Arabia)	8,331	118,270
Intouch Holdings PCL (Thailand)	19,800	56,180
KDDI Corp. (Japan)	64,600	2,057,549
Mobile Telecommunications Co. KSCP (Kuwait)	7,500	11,408
SK Telecom Co. Ltd. (South Korea)	14,945	560,021
SoftBank Corp. (Japan)	928,000	1,171,450
SoftBank Group Corp. (Japan)	88,700	5,068,831
Tele2 AB (Sweden) (Class B Stock)	39,679	392,414
Telephone & Data Systems, Inc.	79,300	2,704,923
T-Mobile US, Inc.	63,948	14,115,242
Turkcell Iletisim Hizmetleri A/S (Turkey)	25,053	65,608

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	2,316,412	$1,976,084

		28,375,702

TOTAL COMMON STOCKS (cost $6,503,105,099)		7,883,076,227

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	276,137
Hyundai Motor Co. (South Korea) (2nd PRFC)	105	11,018
Hyundai Motor Co. (South Korea) (PRFC)	92	9,442
Porsche Automobil Holding SE (Germany) (PRFC)	6,957	262,144

		558,741

Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	120,540	961,936
Itau Unibanco Holding SA (Brazil) (PRFC)	32,600	161,270

		1,123,206

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	45,000	1,057,050

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	15,338	27,362

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	32,827	2,880,126

Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	1,128,868	3,296,520
Metalurgica Gerdau SA (Brazil) (PRFC)	14,400	23,905

		3,320,425

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	111,000	656,508
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	—

		656,508

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	9,392	278,961

TOTAL PREFERRED STOCKS
(cost $10,755,927)		9,902,379

UNAFFILIATED EXCHANGE-TRADED FUNDS — 12.0%
Dimensional US Equity Market ETF	6,339,100	404,117,625
iShares Core MSCI EAFE ETF	2,212,350	155,483,958
iShares Core S&P 500 ETF	1,232,802	725,725,881
iShares Core U.S. Aggregate Bond ETF	3,954,148	383,156,941
iShares MSCI EAFE ETF(a)	270,390	20,444,188

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
iShares MSCI Emerging Markets ETF	1,000	$41,820
iShares Russell 1000 Value ETF(a)	20,000	3,702,600

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,658,853,063)		1,692,673,013

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.8%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	1,300		1,308,150
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500		503,750
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,130		1,140,194
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,378		1,387,519
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	1,943		1,895,632
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	900		924,508
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,700		1,708,152
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29	15		14,845
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	40		39,991
Series 2022-C, Class E, 144A
11.366%	12/15/32	55		55,650
Santander Bank NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31	—	(r)	409
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29	500		508,718
Series 2023-06, Class C
6.400%	03/17/31	100		103,116
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	600		582,682

				10,173,316

Collateralized Loan Obligations — 3.7%
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.977%(c)	07/20/37	15,650		15,736,106

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/27/34		10,500	$10,503,207
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.109%(c)	10/20/34		13,250	13,278,052
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
4.434%(c)	04/15/30	EUR	2,000	2,072,478
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.301%(c)	01/24/33	EUR	3,817	3,959,612
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.979%(c)	01/20/34		17,200	17,225,158
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.817%(c)	04/20/37		7,500	7,573,072
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.817%(c)	05/17/31		1,743	1,745,013
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.098%(c)	07/15/34		4,000	4,006,789
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	07/20/34		6,000	6,011,857
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	01/20/35		10,125	10,144,823
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34		8,250	8,265,087
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.234%(c)	01/15/34	EUR	5,250	5,438,263
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.949%(c)	04/20/34		4,540	4,547,556
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.058%(c)	07/15/34		9,000	9,014,858
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.987%(c)	10/25/33		11,250	11,269,556

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	04/20/34		2,275	$2,278,814
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.516%(c)	01/25/37		12,000	12,129,734
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
3.516%(c)	09/15/31	EUR	4,662	4,813,855
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
3.799%(c)	09/22/34	EUR	2,500	2,578,739
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.237%(c)	04/20/37		15,000	15,063,941
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.907%(c)	10/20/37		31,000	31,146,577
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.137%(c)	04/20/37		20,000	20,151,394
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.184%(c)	10/15/34	EUR	8,500	8,802,854
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.252%(c)	04/22/37		12,500	12,554,445
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.056%(c)	04/15/34		10,000	10,018,683
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.057%(c)	10/20/31		4,518	4,522,071
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.605%(c)	05/24/38	EUR	11,500	11,959,388
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.802%(c)	01/26/38	EUR	16,000	16,672,791
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/26/34		1,500	1,503,129
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.834%(c)	07/15/31	EUR	9,000	9,244,133

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.049%(c)	10/20/34		4,500	$4,500,864
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.998%(c)	10/15/32		10,500	10,500,173
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.017%(c)	10/16/37		20,100	20,246,511
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	20,000	20,843,593
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	10/12/30		3,456	3,461,050
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
6.867%(c)	04/20/37		7,250	7,322,739
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		6,000	6,027,591
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.784%(c)	01/15/38	EUR	10,500	10,915,360
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.617%(c)	04/20/35		10,250	10,275,392
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.197%(c)	04/17/37		22,000	22,105,622
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.407%(c)	01/20/37		14,750	14,801,991
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.916%(c)	04/25/30	EUR	4,634	4,795,582
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	04/20/34		2,100	2,100,540
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		5,150	5,151,141
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30		1,288	1,288,052

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.487%(c)	01/20/36		11,350	$11,402,022
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.829%(c)	04/15/37	EUR	12,000	12,509,548
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.307%(c)	01/20/35		5,800	5,811,502
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.784%(c)	04/15/37	EUR	10,000	10,390,820
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/20/34		12,000	12,014,201
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
4.154%(c)	10/15/34	EUR	10,000	10,330,716
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.999%(c)	07/20/32		12,464	12,484,866
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		3,750	3,753,471
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.208%(c)	04/15/30		760	760,456

				518,025,838

Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	59	40,672
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,050,120
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	410,759
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	413,939

				3,915,490

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.888%(c)	03/15/32	GBP	2,000	2,518,618

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (cont’d.)
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.608%(c)	07/15/32	GBP	800	$1,001,736

				3,520,354

Home Equity Loans — 0.0%
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.153%(c)	05/25/33		492	485,713
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.305%(c)	03/20/54		110	111,395
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
5.473%(c)	10/25/33		14	13,841
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		827	830,041
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,760	1,781,906
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		181	180,601
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		82	82,368

				3,485,865

Other — 0.0%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		437	434,333

Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.920%(cc)	03/25/44		274	272,575

TOTAL ASSET-BACKED SECURITIES
(cost $548,423,154)				539,827,771

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		2,900	2,947,892
BMO Mortgage Trust,
Series 2024-5C6, Class A3
5.316%	09/15/57		3,400	3,410,117
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
5.213%(c)	11/15/41	CAD	1,700	1,185,105
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	6,082,027

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		1,619	$1,615,172
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25		45,075	191,440
Series K055, Class X1, IO
1.326%(cc)	03/25/26		28,386	373,115
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31		5,200	1,618,483
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.498%(c)	03/15/39		750	750,469
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.948%(c)	03/15/39		1,950	1,951,219
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,736,358
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.011%(c)	03/15/36		300	286,312
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
6.460%(c)	10/15/36		3,542	3,524,787
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.477%(c)	08/17/31	GBP	737	921,843
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.827%(c)	08/17/31	GBP	671	833,347
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
6.362%(c)	05/15/31		300	293,432
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
6.912%(c)	05/15/31		200	194,555
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
8.012%(c)	05/15/31		300	290,508
Series 2024-5C1, Class A3
5.928%	07/15/57		3,200	3,297,624

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,699,454)				37,503,805

CORPORATE BONDS — 3.2%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	433,283

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,900	$1,890,500
7.125%	06/15/26		628	629,570
7.500%	02/01/29(a)		475	494,114
7.875%	04/15/27		883	884,104

				4,331,571

Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	2,000	2,030,080

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)		1,000	989,440
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	492,557
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		904	895,084
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,660	1,631,578
4.625%	04/15/29		360	342,202

				4,350,861

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	420,904

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	551,334
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	622,831
4.950%	05/28/27		720	713,662
5.850%	05/17/27		1,140	1,151,825
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,828,646
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29(a)		690	669,606
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	2,681,591
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/14/27(oo)	EUR	1,500	1,513,206

				9,732,701

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27		1,125	$1,113,750
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32		500	458,501
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	499,833
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,350	3,116,293

				5,188,377

Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		1,900	1,919,942
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	600	606,206
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	1,300	1,197,277
0.500%	05/25/30	EUR	500	454,653
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,776,047
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,149,742
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,078,960
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	300	292,697
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	187,895
4.000%	09/08/27	EUR	1,800	1,909,894
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	648,313
2.687%(ff)	04/22/32		1,700	1,461,775
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	479,992
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		3,210	2,871,705
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500	1,511,743
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	300	309,454
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		2,000	2,011,038

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.875%	04/30/29		2,600	$2,637,666
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,588,206
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	906,679
2.572%(ff)	06/03/31		2,705	2,357,468
Sub. Notes
4.125%	07/25/28		485	471,295
5.827%(ff)	02/13/35		315	313,567
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622	628,790
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		500	516,484
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	2,079,351
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28(a)		1,170	1,111,601
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,137,191
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	272,701
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	679,604
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	962,712
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	426,581
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	491,548
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,500,050
0.875%	12/09/25	GBP	1,000	1,197,793
1.625%	04/07/27	EUR	290	290,652
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	379,691
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(a)(oo)		1,950	1,862,263
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	1,030,711
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,534,352
2.615%(ff)	04/22/32		2,550	2,173,522
3.500%	04/01/25		295	293,880
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,000	866,070

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	$2,081,645
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	410,746
2.580%(ff)	04/22/32		120	103,001
5.012%(ff)	01/23/30(a)		1,850	1,847,590
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	131,992
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,227,482
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	643,601
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	891,544
1.593%(ff)	05/04/27		1,455	1,394,847
4.654%(ff)	10/18/30		400	391,503
5.173%(ff)	01/16/30		1,120	1,120,725
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		1,600	1,044,000
3.955%(ff)	03/21/35	EUR	1,300	1,376,233
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,197,845
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	184,202
5.250%(ff)	04/21/34		155	152,640
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	136,897
4.000%	03/14/27	CNH	2,000	278,295
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	61,508
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,338,833
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	288,069
3.337%(ff)	01/21/33		590	498,610
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	679,179
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	213,477
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,460,474
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	690,688
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,275	1,259,062

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27		1,220	$1,166,863
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	2,011,048
3.350%(ff)	03/02/33		995	871,455

				82,731,815

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	600	665,964
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,100	1,040,006
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	547,078
4.750%	01/15/28		1,725	1,654,002

				3,907,050

Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		710	710,818

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,151,750
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,575	1,436,602
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	885,894
4.625%	06/01/28		585	549,725
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		1,950	1,779,447
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	1,400	1,482,011
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	314,281
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		2,200	2,133,433
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		385	393,434
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,322,622
4.250%	09/25/30	GBP	800	951,444

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31(a)		850	$710,851
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,889,179
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	1,464	1,548,584
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	284,584
4.875%	01/15/28(a)		1,600	1,555,003
5.250%	01/15/30		707	686,856

				19,075,700

Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	2,092,652
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	823,259

				2,915,911

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,472,474

Diversified Financial Services — 0.1%
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		575	573,708
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
7.230%(c)	05/31/25^(d)(x)		2,797	2,489,352
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,625	1,369,942
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		320	323,900
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31		1,300	1,242,056
6.000%	01/15/27		915	909,330
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	673,247
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,912,335
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	300	285,561

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29		860	$901,046
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	1,820,664
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		850	968,626

				13,469,767

Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,156,792
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		222	191,518
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,500	1,341,739
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	443,271
5.000%	02/01/31		2,600	2,446,416
5.125%	03/15/28		1,425	1,381,923
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	990,770
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		505	490,607
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		584	589,173
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	377,278
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,992	1,731,905
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,566,736
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,216,460
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	2,587,800
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
3.188%(c)	07/24/26	EUR	1,900	1,935,680
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	381,711
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,742,660

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Gtd. Notes, 144A
3.875%	02/15/32		950	$826,500
5.250%	06/15/29		1,550	1,506,486
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	552,607
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	155,188
2.450%	12/02/27		700	649,919
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,341,286
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	1,950,012
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,325,572
2.875%	10/25/25	EUR	2,000	2,061,341
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,420,463
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2
5.112%	12/14/49(h)		120	112,807
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	1,149,888
8.000%(ff)	10/15/26(oo)		3,425	3,487,334
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,138,326
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29		1,100	1,035,704
5.000%	07/31/27		2,500	2,452,262
5.625%	02/15/27		1,000	997,025

				48,735,159

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		515	521,051
6.625%	03/15/32(a)		380	385,477
7.250%	06/15/28		750	762,527

				1,669,055

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	1,300	1,358,896
3.700%	08/15/29	EUR	1,300	1,379,055
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,167,413

				3,905,364

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.0%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,500	$2,377,468
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,077,412
5.500%	07/31/47		600	481,686
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	758,872
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32(a)		305	270,069

				4,965,507

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,325	2,178,147
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		1,015	1,019,932
7.000%	02/15/30		650	661,912
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		925	923,654
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		1,200	1,173,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,525	1,471,046
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,150	804,190
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		460	478,543

				8,710,424

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		400	410,316

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		2,100	2,090,929
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,275	2,159,707
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,040	7,295,841
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,238,867

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	1,700	$1,804,937
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	480,289
4.375%	01/31/32		500	452,345
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		225	217,746
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		490	486,607
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	1,027,486

				18,254,754

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	562,657
5.875%	08/20/26		625	603,596

				1,166,253

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	758,121
3.375%	03/08/29	EUR	1,200	1,263,992
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,695	2,496,540
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	2,700	2,881,704
3.875%	10/15/36	EUR	2,400	2,571,592

				9,971,949

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,275	1,171,194
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,195,852
4.375%	01/15/30		1,225	1,137,343
6.750%	05/15/31		1,650	1,667,025

				5,171,414

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	988,219
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	123,096
7.250%	10/15/29(a)		1,600	1,620,753

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	$1,815,000
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,113,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		2,850	2,853,816
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	927,434
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	554,974
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		5,725	5,281,312
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,332,824

				17,610,428

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	1,457	1,556,800

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		335	336,160
6.625%	05/15/32		170	171,148
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	1,503,970

				2,011,278

Insurance — 0.1%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,800	1,807,788
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		2,400	2,422,452
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	1,338,419
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	900	1,038,467
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	420,245

				7,027,371

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	$255,646
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	1,952,577

				2,208,223

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		565	558,743
7.375%	05/01/33		375	368,828

				927,571

Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		1,225	1,305,103
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	472,981
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		100	98,871
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		900	899,091
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)		950	945,535
5.500%	04/01/28		25	24,825
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,462,094

				5,208,500

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	215,971
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,750	1,737,197
6.500%	04/15/32(a)		1,120	1,115,752
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	1,213,130

				4,282,050

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		225	233,996
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	898,951

				1,132,947

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		1,200	$1,033,351
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	803,551
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		616	503,334
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)		1,060	747,356
4.125%	12/01/30(x)		350	252,035
5.375%	02/01/28(x)		575	495,260
5.500%	04/15/27(x)		2,200	1,967,213
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)		1,000	519,997
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)		600	686
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)		4,375	9,738
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,904,807
7.375%	07/01/28		425	303,317
7.750%	07/01/26		650	546,292
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,331,599
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	1,000	1,030,477
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,354,313
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,755,890

				16,559,216

Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		840	938,494
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,148,925
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		670	663,300
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		200	201,409

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		925	$882,024

				3,834,152

Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	1,800	1,895,405
3.375%	05/17/32	EUR	1,400	1,480,470

				3,375,875

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	1,082,289
4.750%	04/16/29	GBP	1,000	1,235,475
5.000%	01/24/29		700	702,716
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,153,774
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	877,086
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		700	731,143

				5,782,483

Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		161	194,483
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		155	154,126
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)		359	355,410
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	770,248
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	116,331
3.750%	02/15/52		105	72,040
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	467,615
8.625%	11/01/30		225	235,734
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		645	641,797
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,775	1,747,715
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,187,275

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	$405,469
6.000%	02/01/31		425	394,645
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,399,807
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		2,450	2,675,885
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,173,830
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	500	601,826
6.625%	01/16/34	GBP	1,100	1,316,374
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,700	2,644,370
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		1,000	834,330
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		265	264,398
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,200	1,166,214

				19,819,922

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,525	1,537,850
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,725	1,723,943
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27		350	347,461

				3,609,254

Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		800	784,051
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		50	33,938
5.000%	02/15/29		150	89,250
5.250%	01/30/30		625	338,281
5.250%	02/15/31		875	457,188
6.250%	02/15/29		2,540	1,562,100
7.000%	01/15/28		400	281,500
9.000%	12/15/25		125	121,400

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		650	$520,000
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	2,000	2,122,937
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	352,414
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		675	606,952
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		820	688,324

				7,958,335

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28		2,500	2,479,009
6.625%	02/01/32		450	453,474
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		545	559,496
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		4,770	4,807,056
Sr. Unsec’d. Notes
4.950%	06/15/28		800	798,669
5.000%	05/15/50		225	191,270
6.250%	04/15/49		145	145,459
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		950	962,760
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		730	636,671
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	53,263
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	800,530
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		400	408,278
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	2,890,811
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		215	197,558
4.125%	08/15/31		165	148,050
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,295	1,354,263

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	$335,273
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/04/44		535	501,262

				17,723,152

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26	EUR	1,300	1,291,882
1.000%	05/04/28	EUR	1,400	1,333,480
1.625%	04/20/30	EUR	400	368,930
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	800	791,369
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	3,229,762
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	994,965
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	212,031
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	2,000	1,919,796

				10,142,215

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	226,816
4.050%	07/01/30		575	543,399
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	916,778
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	85,082
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	1,500	1,497,741
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	489,199
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	800	887,293
5.000%	10/15/29	GBP	1,800	2,213,181
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,270	1,275,943

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,225	$2,008,978
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	2,433	2,558,681
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		2,200	2,345,113
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,380,471
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,904,606
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	1,251,769
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	1,700	1,828,088

				21,413,138

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	968,625
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	817,390
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		645	688,100
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		1,425	1,569,387
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	464,392
12.000%	11/30/28		300	334,968
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		2,600	2,406,690
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,212,704
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		595	596,172

				9,058,428

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	612,111

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	$1,563,932
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	1,200	1,032,465
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)		3,775	3,761,180
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	1,944,114
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		475	480,570
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		50	43,491
10.000%	10/15/32		975	974,249
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		3,195	3,559,413
10.500%	05/15/30		250	272,190
10.750%	12/15/30		1,000	1,120,918
11.000%	11/15/29		3,035	3,415,843
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	226,478
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,170	1,865,820
2.625%	02/15/29		2,800	2,547,251
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	273,749
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,700	1,893,465
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		330	340,786

				25,315,914

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	979,394

Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	900	832,098
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,373,059
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)		2,700	2,837,100

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	$902,846
1.000%	09/17/34	EUR	100	82,276
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	200	185,140
0.400%	12/19/36	EUR	457	391,636
1.875%	05/25/32	EUR	1,000	941,928
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	500	407,587
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,451,139
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	800	782,514
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	204,185
7.125%	02/01/32		455	465,872

				10,857,380

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		1,475	1,479,616

TOTAL CORPORATE BONDS (cost $476,570,515)				454,783,977

FLOATING RATE AND OTHER LOANS — 0.1%
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.897%(c)	01/18/28		497	485,964
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25		531	569,720
First Lien Term Loan, 1 Month SOFR + 10.100%
14.771%(c)	05/25/26		11	9,801
Second Lien Term Loan
8.175%	08/24/26		3,743	9,481

				1,074,966

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27		320	311,611

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
7.183%(c)	02/07/28	EUR	3,494	3,620,821
7.183%(c)	02/07/28	EUR	2,233	2,310,253

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Retail (cont’d.)
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 3.250%
5.933%(c)	07/01/31	EUR	4,875	$5,067,655

				10,998,729

Telecommunications — 0.0%
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29		45	45,686
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30		45	45,966
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	6,200	6,478,465

				6,570,117

TOTAL FLOATING RATE AND OTHER LOANS (cost $20,581,409)				18,955,423

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.969%(c)	09/25/31		67	67,087
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.669%(c)	10/25/41		400	411,104
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.719%(c)	12/25/41		500	515,397
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.819%(c)	03/25/42		220	242,416
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.819%(c)	03/25/42		180	193,461
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.069%(c)	10/25/43		290	296,882
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.560%(c)	09/26/33		323	324,039
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.869%(c)	11/25/41		90	92,934
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	11/25/41		90	90,643
Fannie Mae REMIC,
Series 2023-54, Class PO, PO
1.833%(s)	11/25/53		1,211	926,552
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.569%(c)	11/25/50		2,075	2,342,138

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.219%(c)	01/25/34		133	$134,066
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.369%(c)	11/25/41		250	252,342
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.669%(c)	09/25/41		830	835,681
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.919%(c)	12/25/41		700	708,060
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.969%(c)	02/25/42		300	307,078
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.469%(c)	04/25/42		580	600,661
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.919%(c)	05/25/42		200	209,224
Freddie Mac REMIC,
Series 5323, Class AO
1.945%(s)	07/25/53		4,421	3,359,586
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.369%(c)	01/25/34		345	348,061
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
5.273%(c)	05/25/36		54	48,905
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,217	1,090,615
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.169%(c)	04/25/34		204	204,047
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.469%(c)	04/25/34		800	811,426

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,798,528)				14,412,405

SOVEREIGN BONDS — 1.1%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	497,807
1.250%	05/06/31	EUR	1,000	916,066
1.700%	10/13/41	EUR	1,000	705,023
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	529,297
4.690%	10/28/34	EUR	350	382,524

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	$379,980
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,400	1,551,167
Bpifrance SACA (France),
Gtd. Notes
3.375%	11/25/32	EUR	900	944,183
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	1,000	889,384
3.375%	05/25/34	EUR	1,300	1,354,316
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		7,736	7,652,055
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	482,848
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	3,000	3,249,037
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	1,100	1,244,776
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,688,691
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	07/09/31	EUR	200	210,280
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	624,066
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	221,219
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,700	4,880,812
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	270,357
1.500%	06/17/31	EUR	6,100	5,821,088
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,184,860
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	705	784,990
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	7,551,899
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	71,215
3.300%	06/07/33	CNH	3,000	431,481
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	4,000	3,540,245
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	3,908	3,712,844

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
0.625%	06/03/26	EUR	675	$680,532
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,464,190
1.100%	03/12/33	EUR	2,000	1,694,910
1.300%	03/23/34	EUR	2,000	1,682,609
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	496,418
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,489,312
6.875%	10/21/34	GBP	500	666,073
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	374,427
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EU	R75	80,019
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	783,895
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	250	256,791
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	238,712
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	801,766
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	257,789
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	371,427
0.000%	03/17/31	EUR	1,077	916,831
0.375%	10/07/26	EUR	1,239	1,231,735
3.500%	01/17/28	EUR	3,000	3,189,403
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,171,932
2.125%	10/22/35	EUR	300	275,891
4.125%	04/25/28	EUR	195	211,262
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	600	671,815
Malta Government Bond (Malta),
Bonds, Series 16Y
1.200%	05/13/37	EUR	1,000	763,740
Bonds, Series I
1.000%	04/23/31	EUR	1,000	886,398
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,065,071
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	1,817,917
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,173,822

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	$628,548
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	2,945,698
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	1,865,177
1.200%	04/28/33	EUR	3,347	2,886,269
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	283,975
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	298,658
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	900,053
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,122	1,032,265
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,353,753
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	324,349
5.200%	07/31/34	EUR	1,200	1,382,468
5.250%	12/07/34	GBP	777	900,034
5.345%	01/27/48	EUR	1,000	1,146,629
6.000%	08/04/28	GBP	12,470	15,904,683
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	181,426
4.000%	10/17/49		1,000	709,284
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		600	405,922
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		1,550	1,529,896
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,292,023
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	4,324,674
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,484,873
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,200	2,259,800
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	1,062,653
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	547,381
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	153,088

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	$100,040
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	88,218
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,420,719
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		2,200	2,170,300
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	2,000	1,741,127
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,104,807
1.200%	10/31/40	EUR	6,785	5,128,513
2.350%	07/30/33	EUR	3,375	3,346,010
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	788,940
UNEDIC ASSEO (France),
Gov’t. Gtd. Notes, EMTN
0.500%	03/20/29	EUR	1,600	1,512,528

TOTAL SOVEREIGN BONDS (cost $177,789,953)				149,691,978

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,117,433
Federal National Mortgage Assoc.
6.625%	11/15/30		1,475	1,635,886
1.022%(s)	11/15/30		245	183,389
Tennessee Valley Authority Generic Strips
2.897%(s)	03/15/33		461	302,556
U.S. International Development Finance Corp.
3.250%	10/15/30		1,000	958,399

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,573,085)				4,197,663

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds
1.625%	11/15/50		7,640	3,989,512
2.000%	11/15/41		1,230	826,406
2.250%	08/15/49		6,620	4,103,366
2.375%	11/15/49		3,420	2,175,975
2.375%	05/15/51		10,070	6,339,380
2.500%	02/15/45		2,125	1,474,883
3.000%	11/15/44(h)		18,580	14,106,284
3.375%	11/15/48		9,435	7,376,991
4.000%	11/15/42(k)		7,675	6,907,500
4.125%	08/15/44		14,175	12,839,449
4.625%	11/15/44		525	509,332
4.750%	11/15/43		18,820	18,593,572
U.S. Treasury Notes
0.375%	07/31/27		22,000	19,923,750
2.875%	08/15/28(k)		4,055	3,858,269
3.500%	09/30/26		1,855	1,831,957

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
3.500%	09/30/29	3,425	$3,296,563
3.500%	01/31/30	1,130	1,084,270
3.875%	11/30/27(k)	3,945	3,900,927
3.875%	11/30/29(k)	105	102,662
4.125%	01/31/25	26,435	26,427,772
4.125%	10/31/26(k)	26,317	26,260,459
4.125%	11/15/32(k)	325	317,129
4.250%	12/31/25	6,200	6,201,453
4.375%	12/15/26	1,355	1,358,282
4.500%	11/15/33(h)	11,960	11,911,412
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,712,305
1.359%(s)	08/15/40(h)(k)	20,555	9,347,708
1.363%(s)	11/15/41(k)	21,365	9,078,456
1.851%(s)	11/15/40(k)	2,700	1,209,199
4.327%(s)	08/15/43	1,475	576,287
4.349%(s)	02/15/43	2,060	821,505
4.500%(s)	05/15/46	1,240	422,423
4.652%(s)	05/15/49	7,500	2,213,965
4.663%(s)	02/15/50	975	278,675
4.734%(s)	11/15/43	645	248,804
4.991%(s)	11/15/42	7,730	3,119,780
5.174%(s)	02/15/40(k)	1,000	467,383
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	90,966

TOTAL U.S. TREASURY OBLIGATIONS (cost $243,581,022)			218,305,011

TOTAL LONG-TERM INVESTMENTS (cost $11,214,021,156)			12,675,418,175

		Shares

SHORT-TERM INVESTMENTS — 11.8%

AFFILIATED MUTUAL FUNDS — 10.5%
PGIM Core Ultra Short Bond Fund(wa)		1,247,772,178	1,247,772,178
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $243,784,351; includes $242,608,973 of cash collateral for securities on loan)(b)(wa)		243,930,710	243,784,351

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,491,556,529)			1,491,556,529

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 1.0%
U.S. Treasury Bills
4.507%	02/11/25	34,000	33,841,949
4.216%	03/20/25(k)	81,770	81,039,407
4.782%	07/10/25(k)	34,000	33,267,678

TOTAL U.S. TREASURY OBLIGATIONS (cost $148,038,554)			148,149,034

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Value
OPTIONS PURCHASED*~ — 0.3% (cost $23,701,159)	$36,121,309

TOTAL SHORT-TERM INVESTMENTS (cost $1,663,296,242)	1,675,826,872

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.4% (cost $12,877,317,398)	14,351,245,047

OPTIONS WRITTEN*~ — (0.0)% (premiums received $515,628)	(664,610)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.4% (cost $12,876,801,770)	14,350,580,437
Liabilities in excess of other assets(z) — (1.4)%	(203,199,829)

NET ASSETS — 100.0%	$14,147,380,608

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,489,360 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $237,082,205; cash collateral of $242,608,973 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20	$1,060,000	$747,356	0.0%
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	223,125	252,035	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	432,688	495,260	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	04/04/23	1,845,250	1,967,213	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	06/04/24	435,000	519,997	0.0
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A, 6.625%, 08/15/27(d)	01/31/24	40,500	686	0.0

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(x) Restricted Securities (continued):

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	08/30/22	$853,125	$9,738	0.0%
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/25^(d)	05/18/21	2,797,025	2,489,352	0.0

Total		$7,686,713	$6,481,637	0.0%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	88	220	$12,100
3 Month SOFR	Call	12/12/25	$98.00	26	65	3,575
S&P 500 Index (FLEX)	Call	02/28/29	$4,510.00	88	9	19,395,869
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	100	10	16,443,545

Total Exchange Traded (cost $ 23,645,725)						$35,855,089

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	10,450	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	6,970	827
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	1,539	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	3,044	72,280
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	1,538	1
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	1,539	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	769	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	1,539	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	923	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	1,540	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	1,521	15
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	1,511	3
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	755	1
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	1,539	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	3,044	159
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	1,516	1
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	923	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	917	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	906	1

Total OTC Traded (cost $55,434)							$73,288

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	26,390	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.490%	7,485	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/4.490%	26,390	10,286
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/4.490%	7,485	2,917
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/4.490%	26,390	18,543
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/4.490%	7,485	5,259
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/4.490%	4.24%(A)	10,235	40,251
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/4.490%	4.24%(A)	2,965	11,661
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/4.490%	4.19%(A)	7,675	80,638
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/4.490%	4.19%(A)	2,225	23,377

Total OTC Swaptions (cost $0)								$192,932

Total Options Purchased (cost $23,701,159)								$36,121,309

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	88	220	$(52,250)
3 Month SOFR	Call	12/12/25	$96.50	26	65	(15,438)
3 Month SOFR	Put	12/12/25	$96.50	88	220	(147,400)
3 Month SOFR	Put	12/12/25	$96.50	26	65	(43,550)

Total Exchange Traded (premiums received $ 252,163)						$(258,638)

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	10,450	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	6,970	(3)
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	1,539	(8,325)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	3,044	(24,768)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	1,538	(23,672)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	769	(1,855)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	1,539	(48,292)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	923	(2)
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	1,540	(1,201)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	1,521	(13,846)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	755	(8,380)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	1,511	(22,574)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	1,539	(16)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	3,044	(9,195)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	1,516	(2,043)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	917	(468)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	906	(2,065)

Total OTC Traded (premiums received $ 217,193)							$(166,705)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	52,780	$—
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	14,970	—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	52,780	(1,310)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	14,970	(372)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	52,780	(15,928)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	14,970	(4,518)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	26,390	(16,910)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	7,485	(4,796)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	26,390	(13,844)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	7,485	(3,927)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	20,470	(26,750)

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	5,930	$(7,749)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	15,350	(85,284)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	4,450	(24,724)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	22,990	(13,679)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	22,910	(9,738)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	22,910	(9,738)

Total OTC Swaptions (premiums received $46,272)								$(239,267)

Total Options Written (premiums received $515,628)								$(664,610)

Options Purchased:

Centrally Cleared Swaption

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	9,680	$8,926	$(81,098)

(cost $90,024)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	48,400	$(25,235)	$24,980
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	48,400	(5,283)	31,622

Total Centrally Cleared Swaptions (premiums received $87,120)							$(30,518)	$56,602

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,513	2 Year U.S. Treasury Notes	Mar. 2025	$311,086,986	$(7,861)
3,943	5 Year U.S.Treasury Notes	Mar. 2025	419,159,393	(1,864,584)
2,579	10 Year U.S. Treasury Notes	Mar. 2025	280,466,250	(2,764,874)
1,038	10 Year U.S. Ultra Treasury Notes	Mar. 2025	115,542,375	(1,724,511)
814	20 Year U.S. Treasury Bonds	Mar. 2025	92,668,813	(2,322,789)
60	30 Year Euro Buxl	Mar. 2025	8,246,195	(535,795)

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
884	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	$105,113,125	$(3,346,728)
2	Euro Schatz Index	Mar. 2025	221,641	(944)
39	Euro-OAT	Mar. 2025	4,985,132	(115,772)
160	FTSE/MIB Index	Mar. 2025	28,423,724	(552,393)
360	IBEX 35 Index	Jan. 2025	43,207,127	(681,952)
1,551	Mini MSCI EAFE Index	Mar. 2025	175,844,625	(5,336,243)
17	Mini MSCI Emerging Markets Index	Mar. 2025	912,730	(37,445)
48	Russell 2000 E-Mini Index	Mar. 2025	5,399,520	(340,394)
1,068	S&P 500 E-Mini Index	Mar. 2025	316,969,050	(10,293,659)
416	TOPIX Index	Mar. 2025	73,671,486	883,412

				(29,042,532)

Short Positions:
61	5 Year Euro-Bobl	Mar. 2025	7,447,202	98,034
390	10 Year Euro-Bund	Mar. 2025	53,907,291	1,427,716
160	British Pound Currency	Mar. 2025	12,503,000	207,808
1,180	Euro Currency	Mar. 2025	153,230,375	3,264,262

				4,997,820

				$(24,044,712)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/21/25	CITI	AUD	600	$401,403	$371,474	$—	$(29,929)
Brazilian Real,
Expiring 01/23/25	MSI	BRL	3,755	597,900	605,212	7,312	—
Expiring 02/04/25	GSI	BRL	37,075	6,353,627	5,961,916	—	(391,711)
Expiring 02/04/25	GSI	BRL	9,239	1,573,000	1,485,723	—	(87,277)
British Pound,
Expiring 01/21/25	MSI	GBP	300	389,510	375,684	—	(13,826)
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	985	716,033	685,868	—	(30,165)
Czech Koruna,
Expiring 01/21/25	DB	CZK	40,911	1,728,000	1,682,165	—	(45,835)
Expiring 01/21/25	MSI	CZK	39,666	1,705,000	1,630,976	—	(74,024)
Euro,
Expiring 01/10/25	BARC	EUR	2,029	2,101,674	2,102,594	920	—
Expiring 01/21/25	BARC	EUR	2,070	2,179,335	2,145,999	—	(33,336)
Expiring 01/21/25	CITI	EUR	1,160	1,221,749	1,202,890	—	(18,859)
Expiring 01/21/25	CITI	EUR	728	764,500	755,182	—	(9,318)
Expiring 01/21/25	CITI	EUR	723	764,500	749,679	—	(14,821)
Expiring 01/21/25	DB	EUR	2,926	3,086,251	3,033,305	—	(52,946)
Expiring 01/21/25	JPM	EUR	1,430	1,555,854	1,482,502	—	(73,352)
Expiring 01/21/25	MSI	EUR	8,171	8,656,549	8,470,792	—	(185,757)
Expiring 01/21/25	SSB	EUR	1,442	1,563,795	1,495,021	—	(68,774)
Hungarian Forint,
Expiring 01/21/25	BNP	HUF	83,656	226,244	210,394	—	(15,850)
Expiring 01/21/25	DB	HUF	879,424	2,351,000	2,211,734	—	(139,266)
Indian Rupee,
Expiring 03/19/25	BOA	INR	282,283	3,316,000	3,271,963	—	(44,037)
Expiring 03/19/25	BOA	INR	234,465	2,753,000	2,717,700	—	(35,300)

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/19/25	HSBC	INR	214,198	$2,507,000	$2,482,787	$—	$(24,213)
Expiring 03/19/25	UAG	INR	715,279	8,372,019	8,290,861	—	(81,158)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	135,682,000	8,509,910	8,327,791	—	(182,119)
Israeli Shekel,
Expiring 03/19/25	BARC	ILS	4,083	1,147,424	1,125,429	—	(21,995)
Japanese Yen,
Expiring 01/21/25	BOA	JPY	157,584	1,056,089	1,004,015	—	(52,074)
Expiring 01/21/25	GSI	JPY	617,003	4,186,557	3,931,126	—	(255,431)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	19,595	953,878	927,557	—	(26,321)
Expiring 03/19/25	UAG	MXN	34,782	1,700,452	1,646,472	—	(53,980)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	86,722	2,665,000	2,643,630	—	(21,370)
Expiring 03/19/25	CITI	TWD	84,135	2,604,000	2,564,782	—	(39,218)
Expiring 03/19/25	CITI	TWD	67,422	2,088,000	2,055,280	—	(32,720)
New Zealand Dollar,
Expiring 01/21/25	BNP	NZD	333	202,557	186,117	—	(16,440)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	234,989	4,017,119	4,019,837	2,718	—
Expiring 03/19/25	JPM	PHP	79,667	1,343,000	1,362,816	19,816	—
Expiring 03/19/25	JPM	PHP	79,426	1,343,000	1,358,704	15,704	—
Polish Zloty,
Expiring 01/21/25	CITI	PLN	1,066	269,212	257,949	—	(11,263)
Expiring 01/21/25	DB	PLN	10,538	2,660,189	2,549,574	—	(110,615)
South African Rand,
Expiring 03/19/25	BARC	ZAR	31,405	1,747,493	1,652,310	—	(95,183)
South Korean Won,
Expiring 01/02/25	MSI	KRW	2,207,030	1,538,000	1,497,838	—	(40,162)
Expiring 03/19/25	CITI	KRW	407,381	285,932	276,559	—	(9,373)
Thai Baht,
Expiring 03/19/25	BNP	THB	12,639	371,419	372,639	1,220	—
Expiring 03/19/25	BOA	THB	57,147	1,684,000	1,684,841	841	—
Expiring 03/19/25	CITI	THB	68,655	1,994,000	2,024,155	30,155	—
Turkish Lira,
Expiring 01/13/25	BARC	TRY	55,854	1,552,654	1,559,105	6,451	—
Expiring 01/15/25	CITI	TRY	148,658	4,124,117	4,141,080	16,963	—
Expiring 01/22/25	CITI	TRY	126,524	3,487,203	3,499,212	12,009	—

				$106,415,148	$104,091,239	114,109	(2,438,018)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 01/23/25	JPM	BRL	3,755	$597,900	$605,212	$—	$(7,312)
British Pound,
Expiring 01/10/25	BARC	GBP	11,981	14,997,018	14,998,258	—	(1,240)
Expiring 01/10/25	BOA	GBP	354	444,813	442,999	1,814	—
Expiring 01/10/25	JPM	GBP	903	1,140,011	1,130,567	9,444	—
Expiring 01/21/25	HSBC	GBP	13,158	17,123,697	16,468,927	654,770	—
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	13,235	9,619,934	9,214,670	405,264	—
Expiring 01/21/25	HSBC	CAD	1,700	1,238,156	1,183,566	54,590	—

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 03/19/25	TD	CLP	1,011,703	$1,042,563	$1,016,301	$26,262	$—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	21,579	2,985,000	2,946,510	38,490	—
Expiring 03/19/25	GSI	CNH	81,902	11,284,744	11,183,223	101,521	—
Expiring 03/19/25	MSI	CNH	6,979	952,009	952,935	—	(926)
Expiring 03/19/25	SCB	CNH	16,706	2,309,000	2,281,156	27,844	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	103,489	4,501,744	4,255,284	246,460	—
Expiring 01/21/25	CITI	CZK	103,489	4,467,099	4,255,284	211,815	—
Expiring 01/21/25	UAG	CZK	53,498	2,215,000	2,199,753	15,247	—
Expiring 01/21/25	UAG	CZK	38,728	1,673,000	1,592,441	80,559	—
Euro,
Expiring 01/10/25	BOA	EUR	2,001	2,116,729	2,073,345	43,384	—
Expiring 01/10/25	JPM	EUR	1,430	1,503,113	1,481,873	21,240	—
Expiring 01/10/25	UAG	EUR	36,453	38,049,431	37,774,773	274,658	—
Expiring 01/21/25	BARC	EUR	52,954	58,142,154	54,898,013	3,244,141	—
Expiring 01/21/25	BARC	EUR	8,093	8,885,904	8,390,100	495,804	—
Expiring 01/21/25	BNP	EUR	470	493,179	487,072	6,107	—
Expiring 01/21/25	BOA	EUR	772	811,807	800,490	11,317	—
Expiring 01/21/25	CITI	EUR	2,820	3,046,000	2,923,358	122,642	—
Expiring 01/21/25	CITI	EUR	1,454	1,529,000	1,507,541	21,459	—
Expiring 01/21/25	CITI	EUR	1,430	1,550,479	1,482,502	67,977	—
Expiring 01/21/25	GSI	EUR	50,134	54,775,216	51,974,890	2,800,326	—
Expiring 01/21/25	GSI	EUR	8,093	8,842,144	8,390,099	452,045	—
Expiring 01/21/25	JPM	EUR	461	489,970	477,816	12,154	—
Expiring 01/21/25	SSB	EUR	41,186	45,414,550	42,698,454	2,716,096	—
Expiring 01/21/25	SSB	EUR	6,295	6,940,736	6,525,633	415,103	—
Expiring 01/21/25	SSB	EUR	2,926	3,075,200	3,033,389	41,811	—
Expiring 01/21/25	UAG	EUR	4,100	4,348,509	4,250,529	97,980	—
Expiring 01/21/25	UAG	EUR	3,306	3,485,706	3,427,890	57,816	—
Expiring 01/21/25	UAG	EUR	1,134	1,201,775	1,175,913	25,862	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	655,373	1,654,000	1,648,249	5,751	—
Expiring 01/21/25	UAG	HUF	430,016	1,167,379	1,081,481	85,898	—
Indonesian Rupiah,
Expiring 03/19/25	CITI	IDR	24,838,215	1,549,000	1,524,502	24,498	—
Expiring 03/19/25	CITI	IDR	18,513,702	1,155,438	1,136,320	19,118	—
Mexican Peso,
Expiring 03/19/25	UAG	MXN	4,013	196,189	189,961	6,228	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	412,778	12,796,153	12,583,151	213,002	—
Expiring 03/19/25	SCB	TWD	92,956	2,866,000	2,833,670	32,330	—
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	5,735	1,538,000	1,522,969	15,031	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	5,343	1,312,000	1,292,740	19,260	—
Expiring 01/21/25	BOA	PLN	5,384	1,324,000	1,302,620	21,380	—
Expiring 01/21/25	GSI	PLN	6,859	1,689,000	1,659,593	29,407	—
Singapore Dollar,
Expiring 03/19/25	JPM	SGD	3,643	2,704,000	2,675,858	28,142	—
Expiring 03/19/25	SCB	SGD	9,505	7,130,530	6,981,846	148,684	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	41,947	2,234,419	2,222,386	12,033	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	3,383,480	2,339,000	2,296,944	42,056	—

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/19/25	HSBC	KRW	2,161,203	$1,535,000	$1,467,177	$67,823	$—
Expiring 03/19/25	JPM	KRW	11,878,034	8,339,735	8,063,644	276,091	—
Thai Baht,
Expiring 03/19/25	HSBC	THB	248,355	7,327,087	7,322,213	4,874	—
Expiring 03/19/25	JPM	THB	91,387	2,671,000	2,694,360	—	(23,360)
Turkish Lira,
Expiring 01/22/25	CITI	TRY	64,511	1,789,000	1,784,152	4,848	—
Expiring 01/22/25	CITI	TRY	57,944	1,608,000	1,602,531	5,469	—

				$386,218,220	$372,387,133	13,863,925	(32,838)

						$13,978,034	$(2,470,856)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	500	$92,323	$159	$92,164	GSI
Dominican Republic	12/20/29	1.000%(Q)	500	17,737	159	17,578	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	500	(12,919)	159	(13,078)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	500	85,913	159	85,754	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	750	(17,171)	238	(17,409)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	2,250	109,587	714	108,873	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	500	18,455	159	18,296	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	500	(1,288)	159	(1,447)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	1,250	(20,142)	397	(20,539)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	2,250	(34,665)	714	(35,379)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	500	169,778	159	169,619	GSI
Republic of Chile	12/20/29	1.000%(Q)	1,500	(24,287)	476	(24,763)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	1,750	85,730	555	85,175	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	2,000	(19,065)	635	(19,700)	GSI
Republic of Panama	12/20/29	1.000%(Q)	500	23,804	159	23,645	GSI
Republic of Peru	12/20/29	1.000%(Q)	750	(4,588)	238	(4,826)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	750	(10,465)	238	(10,703)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	2,250	89,096	714	88,382	GSI
Republic of Turkey	12/20/29	1.000%(Q)	2,250	152,924	714	152,210	GSI
State of Qatar	12/20/29	1.000%(Q)	500	(12,674)	159	(12,833)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	500	527	159	368	GSI
United Mexican States	12/20/29	1.000%(Q)	2,250	39,003	714	38,289	GSI

				$727,613	$7,937	$719,676

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	25,000	1.729%	$(774,985)	$(19,838)	$(755,147)	GSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		1,535	$(25,030)	$(14,030)	$(11,000)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		1,535	(25,228)	(12,233)	(12,995)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(10,940)	13,571	(24,511)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(11,345)	(9,118)	(2,227)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	59,487	263,763	(204,276)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	38,491	167,027	(128,536)	MSI
The Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	49,018	60,051	(11,033)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,140	(874)	(291)	(583)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	380	(291)	(96)	(195)	BARC

					$73,288	$468,644	$(395,356)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)		1,640	0.036%	$(571)	$(785)	$214	BARC
People’s Republic of China	06/20/29	1.000%(Q)		3,070	0.616%	48,845	34,101	14,744	JPM
Republic of Estonia	12/20/26	1.000%(Q)		450	0.241%	6,652	1,677	4,975	JPM
Republic of France	06/20/34	0.250%(Q)		1,600	0.641%	(47,783)	(33,389)	(14,394)	CITI
Republic of France	12/20/34	0.250%(Q)		3,975	0.656%	(128,415)	(94,954)	(33,461)	BOA
Republic of Italy	12/20/34	1.000%(Q)		285	1.141%	(3,023)	(1,766)	(1,257)	CITI
Republic of Italy	12/20/34	1.000%(Q)		285	1.141%	(3,023)	(1,766)	(1,257)	CITI
Republic of Panama	12/20/26	1.000%(Q)		1,430	1.046%	(764)	1,620	(2,384)	CITI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	770	0.091%	342	218	124	BARC

						$(127,740)	$(95,044)	$(32,696)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	14,850	$(1,214,463)	$(1,167,583)	$46,880
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	22,820	(514,523)	(516,965)	(2,442)

				$(1,728,986)	$(1,684,548)	$44,438

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	117,030	0.499%	$2,749,225	$2,651,204	$(98,021)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at December 31, 2024:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)/ 4.854%	JPY 510,000	3 Month JPY LIBOR minus 29.5bps(Q)/ (0.321)%	JPM	02/22/25	$1,607,058	$—	$1,607,058

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.493%	$(95,153)	$ (81,999)	$ 13,154
AUD	8,535	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.493%	—	(839,681)	(839,681)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.493%	(232,267)	(216,994)	15,273
BRL	24,033	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(621,777)	(621,777)
BRL	13,052	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(311,678)	(311,678)
BRL	16,960	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(527,465)	(527,465)

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	9,015	02/17/26	1.060%(S)	1 Day CORRA(2)(S)/ 3.320%	$55,653	$(206,899)	$(262,552)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 3.320%	(2,397)	24,663	27,060
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 3.320%	27,810	(59,087)	(86,897)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 3.320%	(28,984)	(47,010)	(18,026)
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 3.320%	(101,393)	121,661	223,054
CAD	585	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 3.320%	26,473	21,341	(5,132)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 3.320%	(7,946)	25,648	33,594
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 3.320%	(195)	5,960	6,155
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 0.451%	(3,741)	(90,344)	(86,603)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 0.451%	—	152,095	152,095
CHF	415	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.451%	(15,913)	(38,749)	(22,836)
CHF	1,330	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.451%	—	(820)	(820)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(33,437)	(33,437)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	(302)	1,213,370	1,213,672
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	58,237	58,237
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	110,004	110,004
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	903,322	903,322
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	78,261	78,261
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	193,936	714,581	520,645
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	106,594	106,594
CNH	179,885	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	980,997	1,314,451	333,454
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	97,561	97,561
CNH	14,400	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	9,404	9,404
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 3.790%	—	54,589	54,589
CZK	12,000	08/08/29	3.142%(A)	6 Month PRIBOR(2)(S)/ 3.790%	—	(13,172)	(13,172)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.613%	(27,537)	(56,389)	(28,852)
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.905%	—	(67,855)	(67,855)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.905%	(1,242)	(549,842)	(548,600)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 2.905%	14,753	222,375	207,622
EUR	11,110	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.905%	(275,198)	(354,001)	(78,803)
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.568%	—	959,723	959,723
EUR	210	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 2.905%	733	4,714	3,981
EUR	7,965	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.905%	219,480	298,132	78,652
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	(682,980)	(682,980)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	269,828	269,828
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(277,523)	(277,523)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	632,490	632,490
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(651,657)	(651,657)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	218,715	218,715
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(226,140)	(226,140)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.568%	2,488	(272,037)	(274,525)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	(1,423)	307,737	309,160
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.905%	(21,682)	(602,765)	(581,083)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 2.905%	20,621	506,376	485,755
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 2.905%	(44,927)	(126,255)	(81,328)
EUR	4,815	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(3,423)	34,162	37,585
GBP	3,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.700%	(62,112)	(156,358)	(94,246)
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(339,945)	768,285	1,108,230
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	2,627	22,393	19,766

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.700%	$(149,577)	$(233,598)	$(84,021)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	975,234	742,971	(232,263)
GBP	3,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	370,590	524,444	153,854
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.700%	(91,460)	(337,836)	(246,376)
GBP	960	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	298,377	272,879	(25,498)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 4.700%	—	(1,310,661)	(1,310,661)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 4.700%	(60)	(1,394,361)	(1,394,301)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 4.700%	(43)	(1,258,034)	(1,257,991)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	(1,078,734)	(1,304,463)	(225,729)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.480%	(16,800)	(123,817)	(107,017)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.520%	—	(128,492)	(128,492)
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(5,480)	(9,152)	(3,672)
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(41,667)	(78,807)	(37,140)
JPY	900,000	07/08/27	0.500%(A)	1 Day TONAR(1)(A)/ 0.227%	23,947	17,224	(6,723)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.227%	(655)	(295,869)	(295,214)
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(77,333)	(123,416)	(46,083)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.227%	—	(50,968)	(50,968)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.227%	90,292	104,061	13,769
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.227%	(3,347)	(474,069)	(470,722)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ 0.227%	(3,183)	(468,543)	(465,360)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(1)(S)/ 0.227%	918,041	466,189	(451,852)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.227%	(216,745)	(229,523)	(12,778)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.227%	(7,821)	(804,517)	(796,696)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.227%	238,416	312,405	73,989
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.227%	(15,930)	(16,890)	(960)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.227%	(19,792)	(2,164,479)	(2,144,687)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.227%	443,919	952,955	509,036
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.227%	(171,361)	(220,287)	(48,926)
JPY	240,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.227%	(6,949)	1,609	8,558
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.227%	(7,466)	(929,177)	(921,711)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.227%	5,785	571,310	565,525
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(266,763)	(366,284)	(99,521)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.227%	(8,742)	(1,197,258)	(1,188,516)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(260,248)	(382,985)	(122,737)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.227%	—	96,477	96,477
JPY	355,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.227%	18,994	(27,940)	(46,934)
KRW	6,001,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	5,314	5,314
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	6,739	6,739
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	(381,527)	(381,527)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	(58,194)	(58,194)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	(22,784)	32,493	55,277
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	19,311	19,311
KRW	4,551,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	(10,872)	97,000	107,872
MXN	54,940	12/25/25	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	8,275	(93,133)	(101,408)
MXN	6,685	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	404	(4,039)	(4,443)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(16,860)	(16,860)
MXN	6,685	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(20,684)	(20,684)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.700%	—	(45,385)	(45,385)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 4.165%	—	(94,820)	(94,820)
PLN	17,045	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(15,166)	(15,166)
PLN	14,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(12,235)	(12,235)
PLN	5,595	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 5.800%	(5,447)	5,165	10,612
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 5.800%	(12,994)	(99,245)	(86,251)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 2.542%	—	(133,669)	(133,669)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.112%	9,783	(160,875)	(170,658)

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 2.245%	$—	$(108,981)	$(108,981)
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	55,257	55,257
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	42,699	42,699
THB	22,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	(6,516)	(6,516)
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.676%	—	48,082	48,082
TWD	40,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.676%	—	68,048	68,048
	21,200	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(28,716)	(28,716)
	27,136	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	8,711	8,711
	61,557	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	7,604	7,604
	14,480	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.490%	—	47,207	47,207
	200,450	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	519,278	519,278
	78,220	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.490%	5,049	(93,270)	(98,319)
	21,940	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.490%	(747)	(26,161)	(25,414)
	82,715	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(271,262)	(271,262)
	13,430	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.490%	4,681	8,461	3,780
	7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.490%	—	50,928	50,928
	6,170	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	93,844	33,647	(60,197)
	53,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	352,920	289,028	(63,892)
	102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(418,779)	(418,779)
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	3,038	(160,330)	(163,368)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(135,389)	(135,389)
	52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	15,364	269,722	254,358
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.490%	—	713,470	713,470
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.490%	—	34,941	34,941
	7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(82,316)	(82,316)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(43,143)	(43,143)
	32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(34,593)	(76,214)	(41,621)
	3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.490%	—	8,214	8,214
	1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.490%	—	14,466	14,466
	1,780	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(24,101)	(24,101)
	6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(293,281)	(293,281)
	28,785	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(418,361)	(418,361)
	4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.490%	(1,637,332)	(1,799,016)	(161,684)
	17,740	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	(127,983)	(614,828)	(486,845)
	800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(5,022)	(5,022)
	1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.490%	(8,955)	(38,140)	(29,185)
	4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	1,828,150	1,878,549	50,399
	3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	1,661,546	1,777,704	116,158
	11,130	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.490%	—	77,300	77,300
	1,549	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.490%	—	24,258	24,258
	15,705	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	121,736	585,738	464,002
	21,940	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	411,556	411,556
	1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.490%	17,418	70,215	52,797
	2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.490%	11,445	40,862	29,417
ZAR	38,880	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.750%	(47)	(22,346)	(22,299)

					$3,485,129	$(6,275,181)	$(9,760,310)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH 10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	$85,125	$—	$ 85,125	MSI
CNH 11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	76,569	—	76,569	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CZK 1,082,105	02/06/25	3.830%(Q)	3 Month PRIBOR(1)(Q)/3.920%	$(10,172)	$—	$(10,172)	BNP
MYR 4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/3.730%	17,631	(5)	17,636	MSI
MYR 9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/3.730%	(83,331)	(78)	(83,253)	JPM

				$85,822	$(83)	$85,905

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(32,236)	$3,193,308	$—	$3,193,308
U.S. Treasury Bond(T)	1 Day USOIS -120bps(T)/ 3.130%	JPM	01/09/25	5,150	(299,867)	—	(299,867)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/4.590%	JPM	02/12/25	10,588	(388,779)	—	(388,779)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	22,975	(1,178,883)	—	(1,178,883)
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	41,160	(1,215,958)	—	(1,215,958)

					$109,821	$—	$109,821

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$549,965	$(188,349)	$5,880,106	$(4,540,845)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$ 18,541,003
GS	—	3,183,907

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$4,071,417
SG	—	77,569,008

Total	$—	$103,365,335

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$1,652,088,523	$—	$—
Common Stocks	6,359,225,196	1,523,851,023	8
Preferred Stocks	3,937,176	5,965,203	—	**
Unaffiliated Exchange-Traded Funds	1,692,673,013	—	—
Asset-Backed Securities
Automobiles	—	10,173,316	—
Collateralized Loan Obligations	—	518,025,838	—
Consumer Loans	—	3,915,490	—
Credit Cards	—	3,520,354	—
Home Equity Loans	—	3,485,865	—
Other	—	434,333	—
Residential Mortgage-Backed Securities	—	272,575	—
Commercial Mortgage-Backed Securities	—	37,503,805	—
Corporate Bonds	—	452,294,625	2,489,352
Floating Rate and Other Loans	—	18,955,423	—
Residential Mortgage-Backed Securities	—	14,412,405	—
Sovereign Bonds	—	149,691,978	—
U.S. Government Agency Obligations	—	4,197,663	—
U.S. Treasury Obligations	—	218,305,011	—
Short-Term Investments
Affiliated Mutual Funds	1,491,556,529	—	—
U.S. Treasury Obligations	—	148,149,034	—
Options Purchased	15,675	36,105,634	—

Total	$11,199,496,112	$3,149,259,575	$2,489,360

Liabilities
Options Written	$(258,638)	$(405,972)	$—

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$56,602	$—
Futures Contracts	5,881,232	—	—
OTC Forward Foreign Currency Exchange Contracts	—	13,978,034	—
OTC Packaged Credit Default Swap Agreements	—	884,877	—
Centrally Cleared Credit Default Swap Agreement	—	46,880	—
OTC Credit Default Swap Agreements	—	202,835	—
OTC Currency Swap Agreement	—	1,607,058	—
Centrally Cleared Interest Rate Swap Agreements	—	13,016,898	—

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Interest Rate Swap Agreements	$—	$179,325	$—
OTC Total Return Swap Agreement	—	3,193,308	—

Total	$5,881,232	$33,165,817	$—

Liabilities
Centrally Cleared Swaptions Purchased	$—	$(81,098)	$—
Futures Contracts	(29,925,944)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,470,856)	—
OTC Packaged Credit Default Swap Agreements	—	(932,249)	—
Centrally Cleared Credit Default Swap Agreements	—	(100,463)	—
OTC Credit Default Swap Agreements	—	(257,287)	—
Centrally Cleared Interest Rate Swap Agreements	—	(22,777,208)	—
OTC Interest Rate Swap Agreements	—	(93,503)	—
OTC Total Return Swap Agreements	—	(3,083,487)	—

Total	$(29,925,944)	$(29,796,151)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	22.2%
Unaffiliated Exchange-Traded Funds	12.0
Semiconductors & Semiconductor Equipment	4.9
Software	4.6
Banks	3.8
Collateralized Loan Obligations	3.7
Interactive Media & Services	2.7
Technology Hardware, Storage & Peripherals	2.7
U.S. Treasury Obligations	2.5
Pharmaceuticals	2.5
Broadline Retail	2.0
Insurance	2.0
Capital Markets	1.8
Oil, Gas & Consumable Fuels	1.8
Financial Services	1.8
Automobiles	1.4
Entertainment	1.4
Aerospace & Defense	1.3
Hotels, Restaurants & Leisure	1.2
Consumer Staples Distribution & Retail	1.2
Health Care Equipment & Supplies	1.2
Sovereign Bonds	1.1
Machinery	1.1
Specialty Retail	1.0
Biotechnology	0.9
Electrical Equipment	0.8
Health Care Providers & Services	0.8
Electric Utilities	0.7
IT Services	0.7
Chemicals	0.6

Textiles, Apparel & Luxury Goods	0.6%
Ground Transportation	0.6
Multi-Utilities	0.6
Food Products	0.5
Communications Equipment	0.5
Diversified Telecommunication Services	0.5
Metals & Mining	0.5
Real Estate Management & Development	0.4
Industrial Conglomerates	0.4
Life Sciences Tools & Services	0.4
Household Products	0.4
Professional Services	0.4
Beverages	0.4
Specialized REITs	0.4
Media	0.4
Electronic Equipment, Instruments & Components	0.4
Electric	0.4
Building Products	0.3
Tobacco	0.3
Household Durables	0.3
Construction & Engineering	0.3
Commercial Mortgage-Backed Securities	0.3
Personal Care Products	0.3
Options Purchased	0.3
Industrial REITs	0.2
Commercial Services & Supplies	0.2
Trading Companies & Distributors	0.2
Telecommunications	0.2
Passenger Airlines	0.2
Construction Materials	0.2
Retail REITs	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Wireless Telecommunication Services	0.2%
Consumer Finance	0.2
Residential REITs	0.2
Air Freight & Logistics	0.2
Real Estate Investment Trusts (REITs)	0.2
Retail	0.2
Oil & Gas	0.2
Commercial Services	0.1
Foods	0.1
Pipelines	0.1
Home Builders	0.1
Containers & Packaging	0.1
Residential Mortgage-Backed Securities	0.1
Automobile Components	0.1
Diversified Financial Services	0.1
Health Care REITs	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Marine Transportation	0.1
Transportation	0.1
Real Estate	0.1
Healthcare-Products	0.1
Auto Manufacturers	0.1
Health Care Technology	0.1
Gas Utilities	0.1
Diversified REITs	0.1
Independent Power & Renewable Electricity Producers	0.1
Office REITs	0.1
Multi-National	0.1
Leisure Time	0.1
Leisure Products	0.0	*
Auto Parts & Equipment	0.0	*
Healthcare-Services	0.0	*
Transportation Infrastructure	0.0	*
Engineering & Construction	0.0	*
Airlines	0.0	*
Lodging	0.0	*

U.S. Government Agency Obligations	0.0	*%
Consumer Loans	0.0	*
Building Materials	0.0	*
Electronics	0.0	*
Mining	0.0	*
Paper & Forest Products	0.0	*
Packaging & Containers	0.0	*
Credit Cards	0.0	*
Home Equity Loans	0.0	*
Miscellaneous Manufacturing	0.0	*
Computers	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Distribution/Wholesale	0.0	*
Investment Companies	0.0	*
Agriculture	0.0	*
Housewares	0.0	*
Hotel & Resort REITs	0.0	*
Electrical Components & Equipment	0.0	*
Water Utilities	0.0	*
Household Products/Wares	0.0	*
Trucking & Leasing	0.0	*
Gas	0.0	*
Machinery-Diversified	0.0	*
Toys/Games/Hobbies	0.0	*
Iron/Steel	0.0	*
Distributors	0.0	*
Semiconductors	0.0	*
Other	0.0	*
Apparel	0.0	*
Environmental Control	0.0	*

	101.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$103,482*	Due from/to broker-variation margin swaps and swaptions	$181,561*
Credit contracts	Premiums paid for OTC swap agreements	549,965	Premiums received for OTC swap agreements	188,266
Credit contracts	—	—	Options written outstanding, at value	33,155
Credit contracts	Unrealized appreciation on OTC swap agreements	900,410	Unrealized depreciation on OTC swap agreements	1,363,933

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$883,412	*	Due from/to broker-variation margin futures	$17,242,086	*
Equity contracts	Unaffiliated investments	35,839,414		—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	3,472,070	*	—	—
Foreign exchange contracts	Unaffiliated investments	72,461		Options written outstanding, at value	166,702
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	13,978,034		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,470,856
Interest rate contracts	Due from/to broker-variation margin futures	1,525,750	*	Due from/to broker-variation margin futures	12,683,858	*
Interest rate contracts	Due from/to broker-variation margin swaps	13,016,898	*	Due from/to broker-variation margin swaps	22,777,208	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	83
Interest rate contracts	Unaffiliated investments	209,434		Options written outstanding, at value	464,753
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,979,696		Unrealized depreciation on OTC swap agreements	3,176,912

		$75,531,026			$60,749,373

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$10,894	$83,036	$—	$—	$(53,248)
Equity contracts	10,549,366	—	221,002,535	—	—
Foreign exchange contracts	(12,362)	239,597	7,161,134	2,102,554	—
Interest rate contracts	149,784	(78,258)	(21,257,796)	—	(10,442,959)

Total	$10,697,682	$244,375	$206,905,873	$2,102,554	$(10,496,207)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(81,098)	$69,799	$—	$—	$(24,109)
Equity contracts	8,171,952	—	(85,493,793)	—	—
Foreign exchange contracts	32,305	46,450	5,728,776	15,396,474	—
Interest rate contracts	179,725	(208,549)	(54,601,214)	—	9,599,011

Total	$8,302,884	$(92,300)	$(134,366,231)	$15,396,474	$9,574,902

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 22,656,127
Options Written (2)	135,410,200
Futures Contracts - Long Positions (2)	2,805,162,565
Futures Contracts - Short Positions (2)	326,317,752
Forward Foreign Currency Exchange Contracts - Purchased (3)	148,234,924
Forward Foreign Currency Exchange Contracts - Sold (3)	397,400,230
Cross Currency Exchange Contracts (4)	1,783,382
Interest Rate Swap Agreements (2)	1,510,386,967
Credit Default Swap Agreements - Buy Protection (2)	108,202,522
Credit Default Swap Agreements - Sell Protection (2)	88,874,241
Currency Swap Agreements (2)	4,819,960
Total Return Swap Agreements (2)	57,341,152
Inflation Swap Agreements (2)	240,584

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$237,082,205	$(237,082,205)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$ 3,839,216	$ (176,082)	$ 3,663,134	$ (3,361,107)	$ 302,027
BNP	267,358	(76,711)	190,647	—	190,647
BOA	159,282	(283,051)	(123,769)	123,769	—
CITI	788,580	(1,499,277)	(710,697)	668,170	(42,527)

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
DB	$—	$(396,954)	$(396,954)	$—	$(396,954)
GSI	7,467,615	(1,701,823)	5,765,792	(5,401,010)	364,782
HSBC	1,187,321	(54,378)	1,132,943	(1,040,000)	92,943
JPM	2,538,118	(2,735,050)	(196,932)	196,932	—
MSI	353,675	(478,784)	(125,109)	—	(125,109)
SCB	223,889	—	223,889	—	223,889
SSB	3,173,010	(68,774)	3,104,236	(2,875,841)	228,395
TD	26,262	—	26,262	—	26,262
UAG	649,999	(135,138)	514,861	—	514,861

	$20,674,325	$(7,606,022)	$13,068,303	$(11,689,087)	$1,379,216

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $237,082,205:
Unaffiliated investments (cost $9,872,470,922)	$11,207,599,995
Affiliated investments (cost $3,004,846,476)	3,143,645,052
Foreign currency, at value (cost $21,121,110)	20,920,796
Cash	87,347
Dividends and interest receivable	21,930,472
Unrealized appreciation on OTC forward foreign currency exchange contracts	13,978,034
Receivable for investments sold	12,080,218
Tax reclaim receivable	9,427,852
Unrealized appreciation on OTC swap agreements	5,880,106
Due from broker-variation margin futures	555,955
Premiums paid for OTC swap agreements	549,965
Due from broker-variation margin swaps and swaptions	172,108
Receivable for Portfolio shares sold	33,421
Receivable from affiliate	16,340
Prepaid expenses and other assets	363,369

Total Assets	14,437,241,030

LIABILITIES
Payable to broker for collateral for securities on loan	242,608,973
Payable for investments purchased	12,800,139
Payable for Portfolio shares purchased	12,446,390
Unrealized depreciation on OTC swap agreements	4,540,845
Management fee payable	3,807,254
Accrued expenses and other liabilities	3,724,244
Payable to affiliate	3,088,141
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,470,856
Due to broker-variation margin futures	2,288,966
Options written outstanding, at value (premiums received $515,628)	664,610
Foreign capital gains tax liability accrued	634,821
Distribution fee payable	587,487
Premiums received for OTC swap agreements	188,349
Trustees’ fees payable	8,640
Affiliated transfer agent fee payable	707

Total Liabilities	289,860,422

NET ASSETS	$14,147,380,608

Net assets were comprised of:
Partners’ Equity	$14,147,380,608

Net asset value and redemption price per share, $14,147,380,608 / 571,562,418 outstanding shares of beneficial interest	$24.75

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $7,684,956 foreign withholding tax, of which $783,410 is reimbursable by an affiliate)	$163,009,308
Affiliated dividend income	106,100,852
Interest income	85,665,586
Income from securities lending, net (including affiliated income of $760,377)	872,215

Total income	355,647,961

EXPENSES
Management fee	90,687,772
Distribution fee	36,655,275
Custodian and accounting fees	1,499,743
Trustees’ fees	244,060
Professional fees	224,003
Audit fee	83,475
Shareholders’ reports	12,187
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	311,439

Total expenses	129,726,993
Less: Fee waiver and/or expense reimbursement	(36,118)

Net expenses	129,690,875

NET INVESTMENT INCOME (LOSS)	225,957,086

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,384,265) (net of foreign capital gains taxes $(1,242,893))	1,128,045,010
Futures transactions	206,905,873
Forward and cross currency contract transactions	2,102,554
Options written transactions	244,375
Swap agreements transactions	(10,496,207)
Foreign currency transactions	(13,167,453)

1,313,634,152

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $52,048,921) (net of change in foreign capital gains taxes $(60,818))	423,970,056
Futures	(134,366,231)
Forward and cross currency contracts	15,396,474
Options written	(92,300)
Swap agreements	9,574,902
Foreign currencies	(223,189)

314,259,712

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,627,893,864

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,853,850,950

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$225,957,086	$239,855,444
Net realized gain (loss) on investment and foreign currency transactions	1,313,634,152	239,134,314
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	314,259,712	1,625,024,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,853,850,950	2,104,014,358

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [33,737,433 and 175,077,971 shares, respectively]	796,830,716	3,519,570,461
Portfolio shares issued in merger [0 and 111,205,883 shares, respectively]	—	2,112,911,782
Portfolio shares purchased [123,072,533 and 211,468,687 shares, respectively]	(2,887,957,353)	(4,161,347,220)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,091,126,637)	1,471,135,023

TOTAL INCREASE (DECREASE)	(237,275,687)	3,575,149,381
NET ASSETS:
Beginning of year	14,384,656,295	10,809,506,914

End of year	$14,147,380,608	$14,384,656,295

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$21.77	$18.44	$22.57	$19.34	$18.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36	0.36	0.24	0.18	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.62	2.97	(4.37)	3.05	0.88

Total from investment operations	2.98	3.33	(4.13)	3.23	1.07

Net Asset Value, end of year	$24.75	$21.77	$18.44	$22.57	$19.34

Total Return(b)	13.69%	18.06%	(18.30)%	16.70%	5.86%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$14,147	$14,385	$10,810	$18,295	$17,632
Average net assets (in millions)	$14,662	$13,110	$13,622	$18,224	$15,684
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.88%	0.89%	0.89%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.88%	0.89%	0.89%	0.87%	0.88%
Net investment income (loss)	1.54%	1.83%	1.22%	0.83%	1.10%
Portfolio turnover rate(d)	75%	83%	88%	116%	154%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A290

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2024 consisted of 40 separate portfolios. The information presented in these financial statements pertains only to the 5 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.
AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Global Bond Portfolio (“Global Bond”)	Consistent excess returns over the Bloomberg Global Aggregate US Dollar Hedged Bond Index.
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.

During the reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ sub-advisor.

B1

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated the Investment Manager as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows,

B2

prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes

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recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When

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the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

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The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination

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at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The

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Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Advanced Strategies	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Effective December 9, 2024, Putnam Investment Management LLC (“Putnam”); Prior to December 9, 2024, LSV Asset Management Inc.
Balanced Asset Allocation	J.P. Morgan; Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; Effective December 9, 2024, Putnam; Prior to December 9, 2024, Massachusetts Financial Services Company (“MFS”); Wellington Management Company LLP (“Wellington”)
Global Bond	AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P. /Goldman Sachs Asset Management International; Wellington
Preservation Asset Allocation	J.P. Morgan; Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; Effective December 9, 2024, Putnam; Prior to December 9, 2024, MFS; Wellington
Prudential Growth Allocation	Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; PGIM Real Estate

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Advanced Strategies(1)*	0.6125% first $10 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.65%	0.49%
Balanced Asset Allocation(2)#	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.53%

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Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.63%	0.52%
Preservation Asset Allocation(2)#	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.56%
Prudential Growth Allocation(3)	0.6425% first $6 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.62%	0.62%

Portfolio	Fee Waivers and/or Expense Limitations
Advanced Strategies	contractually waive 0.0902% through December 6, 2024; voluntarily waive additional 0.0005% through June 30, 2024; effective December 7, 2024, contractually waive 0.05% through June 30, 2026(4)
Balanced Asset Allocation	contractually waive 0.0204% through December 6, 2024; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024; effective November 26, 2024, voluntarily waive additional 0.04% through December 6, 2024(4)
Global Bond	contractually waive 0.045% through June 30, 2025; contractually limit expenses to 0.84% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.90% through June 30, 2025
Preservation Asset Allocation	contractually waive 0.0207% through December 6, 2024; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.90% through December 6, 2024(4)
Prudential Growth Allocation	voluntarily waive 0.0005% through June 30, 2024

B10

*	The Investment Manager contractually agreed to limit its management fee to 0.66% through December 6, 2024.

(1)

Prior to December 7, 2024, the contractual management fee rate was as follows: 0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion.

(2)

Prior to December 7, 2024, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion.

(3)

Prior to December 7, 2024, the contractual management fee rate was as follows: 0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion.

(4)

For Advanced Strategies, Balanced Asset Allocation and Preservation Asset Allocation Portfolios, the Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

#	Management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Advanced Strategies, Balanced Asset Allocation and Preservation Asset Allocation Portfolios, that are invested in other Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2024, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
Advanced Strategies	$1,567
Balanced Asset Allocation	9,658
Preservation Asset Allocation	1,599
Prudential Growth Allocation	21,610

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM Limited, PGIM, Inc., PGIM Real Estate and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B11

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2024, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Advanced Strategies	$387,075
Balanced Asset Allocation	1,100,275
Global Bond	40,987
Preservation Asset Allocation	103,570
Prudential Growth Allocation	783,410

B12

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

Advanced Strategies	$468,534
Balanced Asset Allocation	1,019,652
Preservation Asset Allocation	99,532
Prudential Growth Allocation	603,505

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$4,084,969,558	$4,754,129,137
Balanced Asset Allocation	12,906,692,513	14,994,234,539
Global Bond	1,842,207,115	2,078,183,758
Preservation Asset Allocation	1,949,924,385	2,068,041,952
Prudential Growth Allocation	9,105,820,476	9,159,753,457

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended December 31, 2024, is presented as follows:

Advanced Strategies

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 43,102,615	$ 154,000	$ 50,070,268	$ (1,290,253)	$ 8,103,906	$—	—	$ —

AST Emerging Markets Equity Portfolio*(1)
—	19,507,000	20,613,893	—	1,106,893	—	—	—

AST Global Bond Portfolio*(1)
329,481,351	20,855,448	355,021,163	(7,729,124)	12,413,488	—	—	—

AST High Yield Portfolio*(1)
—	57,799,400	59,555,708	—	1,756,308	—	—	—

AST Large-Cap Growth Portfolio*(1)
183,509,969	20,724,300	90,428,960	36,036,408	17,405,233	167,246,950	1,772,623	—

AST Large-Cap Value Portfolio*(1)
174,555,232	12,888,000	53,595,539	11,269,585	5,343,951	150,461,229	2,861,024	—

AST PGIM Fixed Income Central Portfolio*(1)
518,084,012	199,453,113	80,191,283	12,474,646	5,919,968	655,740,456	59,396,780	—

AST Small-Cap Equity Portfolio*(1)
68,690,457	48,396,266	41,911,832	3,923,522	7,949,437	87,047,850	1,085,926	—

AST Small-Cap Value Portfolio*(1)
60,963,089	11,717,000	72,296,849	(4,476,112)	4,092,872	—	—	—

B13

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PSF PGIM High Yield Bond Portfolio*(1)
$ —	$ 19,967,011	$ 168,000	$ (136,724)	$ (1,408)	$ 19,660,879	2,734,476	$ —
$1,378,386,725	$ 411,461,538	$ 823,853,495	$50,071,948	$64,090,648	$1,080,157,364		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
774,510,247	3,442,797,484	3,829,431,359	—	—	387,876,372	387,876,372	30,812,183

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
176,132,934	2,395,317,810	2,367,079,206	10,881	(79,489)	204,302,930	204,425,585	588,498	(2)
$ 950,643,181	$5,838,115,294	$6,196,510,565	$ 10,881	$ (79,489)	$ 592,179,302		$31,400,681
$2,329,029,906	$6,249,576,832	$7,020,364,060	$50,082,829	$64,011,159	$1,672,336,666		$31,400,681
Balanced Asset Allocation

Value, Beginning of Year	Cost of Purchases***	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 61,999,050	$ —	$68,679,652	$(10,085,686)	$16,766,288	$ —	—	$ —

AST Cohen & Steers Realty Portfolio*(1)
—	22,767,000	23,770,832	—	1,003,832	—	—	—

AST Emerging Markets Equity Portfolio*(1)
8,033,713	22,840,002	32,129,750	219,860	1,036,175	—	—	—

AST High Yield Portfolio*(1)
6,540,117	40,255,000	49,906,340	(650,778)	3,762,001	—	—	—

AST Large-Cap Growth Portfolio*(1)
534,278,290	1,083,473,470	157,762,000	112,347,942	52,530,236	1,624,867,938	17,221,706	—

AST Large-Cap Value Portfolio*(1)
231,407,059	424,353,523	56,340,000	(4,263,149)	20,175,885	615,333,318	11,700,576	—

AST PGIM Fixed Income Central Portfolio*(1)
1,822,950,226	2,449,596,912	51,351,034	31,463,231	4,920,785	4,257,580,120	385,650,373	—

AST Small-Cap Equity Portfolio*(1)
128,918,818	338,748,449	51,767,000	4,026,225	14,513,494	434,439,986	5,419,661	—

AST Small-Cap Value Portfolio*(1)
137,786,891	175,114,474	309,113,931	(9,297,462)	5,510,028	—	—	—

AST T. Rowe Price Natural Resources Portfolio*(1)
15,628,628	—	15,207,385	(1,080,351)	659,108	—	—	—

PGIM Global Real Estate Fund(1)
—	38,651,405	—	(1,768,648)	—	36,882,757	1,906,086	297,301

PGIM Jennison Emerging Markets Equity Opportunities Fund(1)
—	28,712,626	—	(749,364)	—	27,963,262	1,594,257	8,814

B14

Value, Beginning of Year	Cost of Purchases***	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PSF PGIM High Yield Bond Portfolio*(1)
$ —	$ 76,812,474	$—	$(530,473)	$ —	$76,282,001	10,609,458	$—
$2,947,542,792	$ 4,701,325,335	$816,027,924	$119,631,347	$120,877,832	$7,073,349,382		$306,115
Short-Term Investments - Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
1,990,547,596	6,884,765,572	6,264,427,603	—	—	2,610,885,565	2,610,885,565	86,864,548
PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
212,316,588	1,365,649,789	1,338,155,403	795	(45,413)	239,766,356	239,910,302	328,451	(2)
$2,202,864,184	$ 8,250,415,361	$7,602,583,006	$795	$(45,413)	$2,850,651,921		$87,192,999
$5,150,406,976	$12,951,740,696	$8,418,610,930	$119,632,142	$120,832,419	$9,924,001,303		$87,499,114
Global Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$ 5,527,934	$153,190,990	$157,728,994	$—	$—	$989,930	989,930	$352,914
PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
6,758,965	142,062,308	148,717,465	1,042	(11,551)	93,299	93,355	23,028(2)
$12,286,899	$295,253,298	$306,446,459	$1,042	$(11,551)	$1,083,229		$375,942
Preservation Asset Allocation

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):
AST ClearBridge Dividend Growth Portfolio*(1)

$ 10,256,676	$—	$11,317,167	$(3,495,030)	$4,555,521	$—	—	$—
AST Emerging Markets Equity Portfolio*(1)

1,164,695	8,485,000	10,069,225	100,503	319,027	—	—	—
AST High Yield Portfolio*(1)

3,970,966	10,334,999	15,233,450	(97,120)	1,024,605	—	—	—
AST Large-Cap Growth Portfolio*(1)

83,459,336	37,172,999	26,649,000	25,102,718	4,459,334	123,545,387	1,309,437	—
AST Large-Cap Value Portfolio*(1)

40,353,522	10,657,000	9,655,000	1,221,518	3,676,203	46,253,243	879,506	—
AST PGIM Fixed Income Central Portfolio*(1)

967,708,379	116,727,043	98,069,254	28,751,205	9,424,459	1,024,541,832	92,802,702	—
AST Small-Cap Equity Portfolio*(1)

21,241,176	15,353,531	11,520,000	2,898,004	2,082,475	30,055,186	374,940	—
AST Small-Cap Value Portfolio*(1)
22,703,766	3,875,000	26,373,530	(1,285,554)	1,080,318	—	—	—

B15

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

AST T. Rowe Price Natural Resources Portfolio*(1)

$ 3,068,552	$—	$2,985,845	$(494,440)	$411,733	$—	—	$—

PGIM Global Real Estate Fund(1)

—	5,413,748	—	(247,727)	—	5,166,021	266,978	41,642

PGIM Jennison Emerging Markets Equity Opportunities Fund(1)

—	4,272,626	—	(111,511)	—	4,161,115	237,236	1,311

PGIM Jennison International Opportunities Fund(1)

—	22,496,929	—	(715,742)	—	21,781,187	716,722	29,789

PSF PGIM High Yield Bond Portfolio*(1)

—	10,756,624	—	(74,286)	—	10,682,338	1,485,722	—

PSF PGIM Jennison Blend Portfolio*(1)

—	40,821,853	—	(1,025,805)	—	39,796,048	323,598	—

PSF PGIM Jennison Value Portfolio(1)
—	16,458,218	—	(414,539)	—	16,043,679	262,366	—
$1,153,927,068	$302,825,570	$211,872,471	$50,112,194	$27,033,675	$1,322,026,036		$72,742
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

725,377,184	1,463,929,125	1,808,766,144	—	—	380,540,165	380,540,165	25,851,421

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
55,654,738	355,672,508	383,288,016	(670)	(13,494)	28,025,066	28,041,891	90,306	(2)
$781,031,922	$1,819,601,633	$2,192,054,160	$(670)	$(13,494)	$408,565,231		$25,941,727
$1,934,958,990	$2,122,427,203	$2,403,926,631	$50,111,524	$27,020,181	$1,730,591,267		$26,014,469

Prudential Growth Allocation

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund:

AST PGIM Fixed Income Central Portfolio*(1)
$1,551,679,765	$98,923,102	$56,042,997	$52,032,408	$5,496,245	$1,652,088,523	149,645,700	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

2,997,732,699	4,969,699,600	6,719,660,121	—	—	1,247,772,178	1,247,772,178	106,100,852

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
489,821,338	2,756,413,970	3,002,355,490	16,513	(111,980)	243,784,351	243,930,710	760,377	(2)
$3,487,554,037	$7,726,113,570	$9,722,015,611	$16,513	$(111,980)	$1,491,556,529		$106,861,229
$5,039,233,802	$7,825,036,672	$9,778,058,608	$52,048,921	$5,384,265	$3,143,645,052		$106,861,229

*	Non-income producing security.
***	A portion of the amount represents merger activity during the reporting period.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

B16

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Portfolio indicated below utilized the SCA during the year ended December 31, 2024. The average balance outstanding is for the number of days the Portfolio(s) utilized the credit facility. The average balance outstanding is for the number of days each Portfolio utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2024
Global Bond	$474,286	6.40%	7	$1,086,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2024, all Portfolios offer only a single share class to investors.

As of December 31, 2024, the following number of shares of the Portfolios were owned of record directly or by other

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Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Advanced Strategies	159,991,697	82.5%
Balanced Asset Allocation	724,412,923	83.0
Global Bond	16,620,366	71.3
Preservation Asset Allocation	119,382,241	76.5
Prudential Growth Allocation	462,995,624	81.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Advanced Strategies	2	82.5%
Balanced Asset Allocation	2	82.9
Global Bond	2	71.3
Preservation Asset Allocation	2	76.4
Prudential Growth Allocation	2	81.0
Unaffiliated:
Advanced Strategies	1	17.5
Balanced Asset Allocation	1	16.9
Global Bond	1	28.7
Preservation Asset Allocation	1	23.2
Prudential Growth Allocation	1	19.0

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Advanced Strategies	Balanced Asset Allocation	Global Bond	Preservation Asset Allocation	Prudential Growth Allocation
Asset Allocation	–	X	–	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	–
Asset Transfer Program	X	X	X	X	X
Blend Style	X	X	–	X	X
Commodity	X	–	–	–	–
Credit	X	X	X	X	X
Currency	–	–	X	–	–
Covenant-Lite	–	X	–	X	–
Derivatives	X	X	X	X	X
Emerging Markets	–	X	X	X	X
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	–	X	X
Expense	X	X	X	X	–
Fixed Income Securities	X	X	X	X	X
Foreign Investment	X	X	X	X	X
Fund of Funds	X	X	–	X	X
High Yield	X	X	X	X	X

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Risks	Advanced Strategies	Balanced Asset Allocation	Global Bond	Preservation Asset Allocation	Prudential Growth Allocation
Interest Rate	X	X	X	X	X
Investment Style	X	–	–	–	X
Large Company	–	X	–	X	X
Leverage	X	–	–	–	–
Liquidity Allocation	–	X	–	X	–
Liquidity and Valuation	X	X	X	X	X
Loan	X	X	–	X	–
Market and Management	X	X	X	X	X
Portfolio Turnover	X	–	X	–	X
Prepayment or Call	–	X	X	X	–
Quantitative Model	–	–	–	–	X
Real Estate	X	X	X	X	X
Redemption	–	–	X	–	–
Regulatory	X	X	X	X	X
Short Sale	X	–	–	–	–
Small Sized Company	–	X	–	X	–
Sovereign Debt Securities	–	–	X	–	–

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the

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market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency

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devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks

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than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not

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be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war,terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions,cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

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Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

10. Reorganization

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST BlackRock 60/40 Target Allocation ETF Portfolio (“BlackRock 60/40 Target Allocation ETF”) (the “Merged Portfolio”) for shares of Balanced Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
BlackRock 60/40 Target Allocation ETF	$115,656,259	$115,015,059

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolio		Shares
BlackRock 60/40 Target Allocation ETF		8,709,330

Acquiring Portfolio	Shares	Value
Balanced Asset Allocation	5,209,884	$115,503,134

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
BlackRock 60/40 Target Allocation ETF	$641,200	$115,503,134

Acquiring Portfolio		Net Assets
Balanced Asset Allocation	$11,184,183,219

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

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Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Balanced Asset Allocation	$193,639,681	$1,424,755,939	$1,618,395,620

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: BlackRock 60/40 Target Allocation ETF $73,475.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: BlackRock 60/40 Target Allocation ETF $1,617,924.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST American Funds Growth Allocation Portfolio (“American Funds Growth”) and AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”) (the “Merged Portfolios”) for shares of Prudential Growth Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
American Funds Growth Allocation	$593,667,388	$603,539,220
Wellington Management Hedged Equity	1,635,587,367	1,653,870,986

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios		Shares
American Funds Growth Allocation		41,029,140
Wellington Management Hedged Equity		79,917,994

Acquiring Portfolio	Shares	Value
Prudential Growth Allocation	111,205,883	$2,112,911,783

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Depreciation on Investments	Net Assets
American Funds Growth Allocation	$(9,871,832)	$563,933,225
Wellington Management Hedged Equity	(18,283,620)	1,548,978,558

Acquiring Portfolio		Net Assets
Prudential Growth Allocation		$11,229,331,353

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of

B25

operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Prudential Growth Allocation	$242,159,992	$1,897,957,471	$2,140,117,463

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: American Funds Growth Allocation $493,486 and Wellington Management Hedged Equity $1,811,062.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: American Funds Growth Allocation $19,452,555 and Wellington Management Hedged Equity $14,346,002.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”) (the “Merged Portfolio”) for shares of Global Bond (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on February 8, 2023 and the reorganization took place at the close of business on March 10, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
Western Asset Emerging Markets Debt	$12,623,395	$12,574,481

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on March 10, 2023:

Merged Portfolio		Shares
Western Asset Emerging Markets Debt		971,701

Acquiring Portfolio	Shares	Value
Global Bond	995,343	$10,779,562

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Western Asset Emerging Markets Debt	$48,914	$10,779,562

Acquiring Portfolio		Net Assets
Global Bond		$320,699,437

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of

B26

operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Global Bond	$9,792,181	$17,320,738	$27,112,919

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Western Asset Emerging Markets Debt $431,109.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Western Assets Emerging Markets Debt $376,408.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since March 10, 2023.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”) (the “Merged Portfolio”) for shares of Balanced Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 6, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
T. Rowe Price Asset Allocation	$13,852,805,910	$11,705,196,004

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 6, 2024:

Merged Portfolio		Shares
T. Rowe Price Asset Allocation		291,536,444

Acquiring Portfolio	Shares	Value
Balanced Asset Allocation	479,609,664	$13,889,495,857

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
T. Rowe Price Asset Allocation	$2,147,609,906	$13,889,495,857

Acquiring Portfolio		Net Assets
Balanced Asset Allocation		$11,910,178,462

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of

B27

operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Balanced Asset Allocation	$435,861,165	$2,448,513,324	2,884,374,490

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: T. Rowe Price Asset Allocation $245,271,921.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: T. Rowe Price Asset Allocation $1,760,978,318.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 6, 2024.

11. Subsequent Event

On August 23, 2024, the Board approved the reorganization (the “Reorganization”) of Global Bond and AST High Yield Portfolio (the “Target Portfolios”) into AST Core Fixed Income Portfolio (the “Acquiring Portfolio”). The shareholders of the Target Portfolios approved the Reorganization at a meeting on December 18, 2024. The Reorganization was completed on February 10, 2025.

B28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST Advanced Strategies Portfolio, AST Balanced Asset Allocation Portfolio, AST Global Bond Portfolio, AST Preservation Asset Allocation Portfolio and AST Prudential Growth Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST Advanced Strategies Portfolio, AST Balanced Asset Allocation Portfolio, AST Global Bond Portfolio, AST Preservation Asset Allocation Portfolio and AST Prudential Growth Allocation Portfolio (five of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
February 24, 2025

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies.

For the period ending December 31, 2024, the following matters were submitted to vote of shareholders of certain open-end management investment companies. Specifically:

At a special meeting of shareholders of the AST T. Rowe Price Asset Allocation Portfolio held on November 26, 2024, shareholders of the AST T. Rowe Price Asset Allocation Portfolio approved the reorganization of the AST T. Rowe Price Asset Allocation Portfolio into the AST Balanced Asset Allocation Portfolio, each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
274,151,003.360	9,818,836.128	22,662,797.580

At a special meeting of shareholders of the AST Global Bond Portfolio held on December 18, 2024, shareholders of the AST Global Bond Portfolio approved the reorganization of the AST Global Portfolio into the AST Core Fixed Income Portfolio, each a series of Advanced Series Trust.

The results of the voting are as follows:

Affirmative Votes Cast	Shares Against	Abstained/Withheld
34,299,714.510	1,255,142.838	3,370,254.367

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2024

AST Academic Strategies Asset Allocation

Portfolio

AST Capital Growth Asset Allocation Portfolio AST J.P. Morgan Aggressive Multi-Asset

Portfolio (formerly, AST T. Rowe Price Growth

Opportunities Portfolio)

AST J.P. Morgan Conservative Multi-Asset

Portfolio (formerly, AST J.P. Morgan Tactical

Preservation Portfolio)

AST J.P. Morgan Moderate Multi-Asset Portfolio

(formerly, AST J.P. Morgan Global Thematic

Portfolio)

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Academic Strategies Asset Allocation Portfolio	A3

	AST Capital Growth Asset Allocation Portfolio	A43

	AST J.P. Morgan Aggressive Multi-Asset Portfolio	A100

	AST J.P. Morgan Conservative Multi-Asset Portfolio	A111

	AST J.P. Morgan Moderate Multi-Asset Portfolio	A124

Section B	Notes to Financial Statements

Section C	Report of Independent Registered Public Accounting Firm

∎ OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ADR — American Depositary Receipt
ASX — Australian Securities Exchange
BARC — Barclays Bank PLC
BBR — New Zealand Bank Bill Rate
BBSW — Australian Bank Bill Swap Reference Rate
BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon
BOA — Bank of America, N.A.
BROIS — Brazil Overnight Index Swap
BTP — Buoni del Tesoro Poliennali
BUBOR — Budapest Interbank Offered Rate
CBOE — Chicago Board Options Exchange
CDI — Chess Depository Interest
CDX — Credit Derivative Index
CGM — Citigroup Global Markets, Inc.
CIBOR — Copenhagen Interbank Offered Rate
CITI — Citibank, N.A.
CLO — Collateralized Loan Obligation
CLOIS — Sinacofi Chile Interbank Rate Average
CMBX — Commercial Mortgage-Backed Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
COOIS — Colombia Overnight Interbank Reference Rate
CORRA — Canadian Overnight Repo Rate Average
CSI — Credit Suisse International
CVA — Certificate Van Aandelen (Bearer)
CVT — Convertible Security
DAC — Designated Activity Company
DB — Deutsche Bank AG
DIP — Debtor-In-Possession
DJ — Dow Jones
EAFE — Europe, Australasia, Far East
EM — Emerging Markets
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
EuroSTR — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corporation
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMTN — Global Medium Term Note
GS — Goldman Sachs & Co. LLC
GSI — Goldman Sachs International
HICP — Harmonised Index of Consumer Prices
HSBC — HSBC Bank PLC
IBEX — Spanish Stock Index iBoxx — Bond Market Indices
IO — Interest Only (Principal amount represents notional)
JIBAR — Johannesburg Interbank Agreed Rate
JPM — JPMorgan Chase Bank N.A.
JPS — J.P. Morgan Securities LLC

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

KLIBOR — Kuala Lumpur Interbank Offered Rate
KWCDC — Korean Won Certificate of Deposit
LME — London Metal Exchange
LP — Limited Partnership
M — Monthly payment frequency for swaps
MIB — Borsa Italiana Stock Exchange
ML — Merrill Lynch International
MSC — Morgan Stanley & Co. LLC
MSCI — Morgan Stanley Capital International
MSCS — Morgan Stanley Capital Services LLC
MSI — Morgan Stanley & Co International PLC
MTN — Medium Term Note
N/A — Not Applicable
NASDAQ — National Association of Securities Dealers Automated Quotations
NIBOR — Norwegian Interbank Offered Rate
NYSE — New York Stock Exchange
OAT — Obligations Assimilables du Tresor
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PRFC — Preference Shares
PRI — Primary Rate Interface
PRIBOR — Prague Interbank Offered Rate
Q — Quarterly payment frequency for swaps
RBC — Royal Bank of Canada
RBOB — Reformulated Gasoline Blendstock for Oxygen Blending
REITs — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight
SGMX — Sigma X MTF
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
SORA — Singapore Overnight Rate Average
SPDR — Standard & Poor’s Depositary Receipts
SPI — Share Price Index
SSB — State Street Bank & Trust Company
STIBOR — Stockholm Interbank Offered Rate
STOXX — Stock Index of the Eurozone
STRIPs — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TAIBOR — Taiwan Interbank Offered Rate
TD — The Toronto-Dominion Bank
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TIPS — Treasury Inflation-Protected Securities
TONAR — Tokyo Overnight Average Rate
TOPIX — Tokyo Stock Price Index
UAG — UBS AG
ULSD — Ultra-Low Sulfur Diesel
USOIS — United States Overnight Index Swap
UTS — Unit Trust Security
WIBOR — Warsaw Interbank Offered Rate
WTI — West Texas Intermediate
XAMS — Amsterdam Stock Exchange
XASX — Australian Stock Exchange
XJSE — Johannesburg Stock Exchange
XLON — London Stock Exchange
XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

LONG-TERM INVESTMENTS — 77.9%
AFFILIATED MUTUAL FUNDS — 12.5%
Domestic Equity — 2.7%
AST Small-Cap Equity Portfolio*	178,394	$14,300,082
PSF PGIM Jennison Blend Portfolio*	384,265	47,256,881

		61,556,963

Fixed Income — 9.8%
AST PGIM Fixed Income Central Portfolio*	19,975,868	220,533,587
PSF PGIM High Yield Bond Portfolio*	1,175,511	8,451,922

		228,985,509

TOTAL AFFILIATED MUTUAL FUNDS (cost $274,550,636)(wa)		290,542,472

COMMON STOCKS — 33.5%
Aerospace & Defense — 0.6%
Airbus SE (France)	6,517	1,043,574
BAE Systems PLC (United Kingdom)	38,901	558,046
Dassault Aviation SA (France)	1,176	240,299
General Electric Co.	8,100	1,350,999
Howmet Aerospace, Inc.	8,018	876,929
Kongsberg Gruppen ASA (Norway)	5,718	643,314
L3Harris Technologies, Inc.	3,600	757,008
Lockheed Martin Corp.	1,400	680,316
MTU Aero Engines AG (Germany)	1,170	390,775
Northrop Grumman Corp.	3,575	1,677,712
Rheinmetall AG (Germany)	1,060	677,242
Rolls-Royce Holdings PLC (United Kingdom)*	197,136	1,397,969
RTX Corp.	4,900	567,028
Safran SA (France)	11,378	2,493,006
Singapore Technologies Engineering Ltd. (Singapore)	60,200	205,412
Thales SA (France)	5,333	765,794

		14,325,423

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	18,479	652,353
InPost SA (Poland)*	16,176	276,159
United Parcel Service, Inc. (Class B Stock)	7,700	970,970

		1,899,482

Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	31,097	1,023,261
Continental AG (Germany)	2,721	183,350
Denso Corp. (Japan)	17,400	239,894
Sumitomo Electric Industries Ltd. (Japan)	27,700	495,206

		1,941,711

Automobiles — 0.7%
BYD Co. Ltd. (China) (Class H Stock)	21,019	714,922
Ferrari NV (Italy)	6,860	2,927,155
Ford Motor Co.	54,100	535,590
General Motors Co.	16,000	852,320
Honda Motor Co. Ltd. (Japan)	28,800	274,199
Isuzu Motors Ltd. (Japan)	15,000	204,051

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Mahindra & Mahindra Ltd. (India)	8,213	$287,481
Mazda Motor Corp. (Japan)	10,200	69,550
Mercedes-Benz Group AG (Germany)	7,111	396,451
Stellantis NV	31,400	408,465
Subaru Corp. (Japan)	39,100	694,741
Suzuki Motor Corp. (Japan)	62,400	699,151
Tesla, Inc.*	12,468	5,035,077
Toyota Motor Corp. (Japan)	133,700	2,610,525
Yamaha Motor Co. Ltd. (Japan)	66,600	586,793

		16,296,471

Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	24,509	378,213
Absa Group Ltd. (South Africa)	20,651	206,987
AIB Group PLC (Ireland)	339,743	1,878,746
ANZ Group Holdings Ltd. (Australia)	107,323	1,891,010
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,846	1,143,272
Banco BPM SpA (Italy)	2,500	20,241
Banco Santander SA (Spain)	254,456	1,177,178
Bank Central Asia Tbk PT (Indonesia)	379,155	227,263
Bank Hapoalim BM (Israel)	13,229	159,703
Bank Leumi Le-Israel BM (Israel)	37,794	449,648
Bank of America Corp.	34,000	1,494,300
Bank of Ireland Group PLC (Ireland)	2,177	19,853
Barclays PLC (United Kingdom)	518,670	1,735,054
BNP Paribas SA (France)	31,278	1,920,370
BOC Hong Kong Holdings Ltd. (China)	75,000	239,485
BPER Banca SpA (Italy)	41,944	267,512
CaixaBank SA (Spain)	266,022	1,444,279
Capitec Bank Holdings Ltd. (South Africa)	2,116	351,521
Citigroup, Inc.	13,900	978,421
Commerzbank AG (Germany)	2,176	35,735
Commonwealth Bank of Australia (Australia)	24,697	2,336,860
Credit Agricole SA (France)	35,057	482,368
Danske Bank A/S (Denmark)	9,362	265,438
DBS Group Holdings Ltd. (Singapore)	33,040	1,058,782
DNB Bank ASA (Norway)	45,434	907,064
Erste Group Bank AG (Austria)	12,884	797,470
FinecoBank Banca Fineco SpA (Italy)	1,270	22,165
HSBC Holdings PLC (United Kingdom)	467,727	4,594,530
ING Groep NV (Netherlands)	157,173	2,463,151
Intesa Sanpaolo SpA (Italy)	337,501	1,353,655
Japan Post Bank Co. Ltd. (Japan)	15,500	146,501
JPMorgan Chase & Co.	12,600	3,020,346
KBC Group NV (Belgium)	518	39,994
Lloyds Banking Group PLC (United Kingdom)	728,619	497,595
M&T Bank Corp.	2,400	451,224
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,142	16,678
Mitsubishi UFJ Financial Group, Inc. (Japan)	304,800	3,558,450
Mizrahi Tefahot Bank Ltd. (Israel)	7,366	318,867
Mizuho Financial Group, Inc. (Japan)	24,200	590,784

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia)	32,092	$735,302
NatWest Group PLC (United Kingdom)	205,114	1,027,879
Nedbank Group Ltd. (South Africa)	10,677	159,728
Nordea Bank Abp (Finland)	75,416	822,845
NU Holdings Ltd. (Brazil) (Class A Stock)*	74,084	767,510
Oversea-Chinese Banking Corp. Ltd. (Singapore)	26,600	324,868
PNC Financial Services Group, Inc. (The)	400	77,140
Resona Holdings, Inc. (Japan)	62,700	451,990
Sberbank of Russia PJSC (Russia)^	151,076	—
Societe Generale SA (France)	1,527	42,856
Standard Bank Group Ltd. (South Africa)	32,585	382,673
Standard Chartered PLC (United Kingdom)	57,403	706,700
Sumitomo Mitsui Financial Group, Inc. (Japan)	99,000	2,376,024
Svenska Handelsbanken AB (Sweden) (Class A Stock)	25,000	258,126
Swedbank AB (Sweden) (Class A Stock)	12,475	246,331
Synovus Financial Corp.	6,400	327,872
Truist Financial Corp.	18,500	802,530
U.S. Bancorp	28,234	1,350,432
UniCredit SpA (Italy)	36,584	1,465,129
United Overseas Bank Ltd. (Singapore)	7,800	207,136
Wells Fargo & Co.	27,367	1,922,258
Westpac Banking Corp. (Australia)	58,654	1,170,792

		54,566,834

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	8,082	404,617
Asahi Group Holdings Ltd. (Japan)	50,000	524,535
Carlsberg A/S (Denmark) (Class B Stock)	2,613	250,960
Coca-Cola Co. (The)	21,700	1,351,042
Coca-Cola Europacific Partners PLC (United Kingdom)	11,118	853,974
Coca-Cola HBC AG (Italy)*	12,033	411,071
Diageo PLC (United Kingdom)	31,812	1,010,916
Keurig Dr. Pepper, Inc.	22,200	713,064
PepsiCo, Inc.	2,100	319,326
Pernod Ricard SA (France)	1,828	206,540
Varun Beverages Ltd. (India)	75,919	564,872

		6,610,917

Biotechnology — 0.4%
AbbVie, Inc.	11,355	2,017,784
Amgen, Inc.	2,800	729,792
Argenx SE (Netherlands)*	1,051	649,215
Argenx SE (Netherlands), ADR*	979	602,085
Biogen, Inc.*	4,200	642,264
BioMarin Pharmaceutical, Inc.*	1,000	65,730
CSL Ltd.	7,106	1,239,648
Genmab A/S (Denmark)*	1,359	283,817

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	1,800	$166,266
Neurocrine Biosciences, Inc.*	3,900	532,350
Regeneron Pharmaceuticals, Inc.*	1,119	797,097
Ultragenyx Pharmaceutical, Inc.*	3,500	147,245
United Therapeutics Corp.*	200	70,568
Vertex Pharmaceuticals, Inc.*	1,104	444,581

		8,388,442

Broadline Retail — 0.7%
Amazon.com, Inc.*	52,511	11,520,388
Dollarama, Inc. (Canada)	4,528	441,885
eBay, Inc.	2,200	136,290
MercadoLibre, Inc. (Brazil)*	716	1,217,515
Next PLC (United Kingdom)	3,860	457,882
Pan Pacific International Holdings Corp. (Japan)	16,500	448,251
Prosus NV (China)*	21,743	864,216
Wesfarmers Ltd. (Australia)	10,126	447,342

		15,533,769

Building Products — 0.2%
AGC, Inc. (Japan)	12,700	370,979
Allegion PLC	1,800	235,224
Armstrong World Industries, Inc.	1,200	169,596
Assa Abloy AB (Sweden) (Class B Stock)	7,672	226,603
Carrier Global Corp.	5,815	396,932
Cie de Saint-Gobain SA (France)	20,755	1,844,324
Daikin Industries Ltd. (Japan)	2,300	268,366
Geberit AG (Switzerland)	812	460,505
Hayward Holdings, Inc.*	14,000	214,060
ROCKWOOL A/S (Denmark) (Class B Stock)	965	343,382
Trane Technologies PLC	2,766	1,021,622

		5,551,593

Capital Markets — 0.8%
3i Group PLC (United Kingdom)	23,065	1,026,698
Ameriprise Financial, Inc.	1,557	828,993
Amundi SA (France), 144A	6,711	446,622
ASX Ltd. (Australia)	1,287	51,754
Bank of New York Mellon Corp. (The)	13,200	1,014,156
Blackrock, Inc.	400	410,044
Daiwa Securities Group, Inc. (Japan)	21,700	143,193
Deutsche Bank AG (Germany)	58,192	1,004,214
Deutsche Boerse AG (Germany)	1,863	429,154
Euronext NV (Netherlands), 144A	4,997	560,599
Goldman Sachs Group, Inc. (The)	300	171,786
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	13,300	497,802
Houlihan Lokey, Inc.	2,900	503,614
Intercontinental Exchange, Inc.	2,500	372,525
Janus Henderson Group PLC	14,500	616,685
London Stock Exchange Group PLC (United Kingdom)	3,272	461,859
Macquarie Group Ltd. (Australia)	3,274	447,762
Morgan Stanley	12,099	1,521,086
MSCI, Inc.	1,400	840,014

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	3,100	$239,661
Nomura Holdings, Inc. (Japan)	118,700	688,678
Partners Group Holding AG (Switzerland)	3	4,075
Raymond James Financial, Inc.	3,700	574,721
Robinhood Markets, Inc. (Class A Stock)*	17,100	637,146
S&P Global, Inc.	2,500	1,245,075
Singapore Exchange Ltd. (Singapore)	38,400	357,950
State Street Corp.	5,900	579,085
UBS Group AG (Switzerland)	94,619	2,896,926

		18,571,877

Chemicals — 0.4%
Air Liquide SA (France)	5,964	969,507
Air Products & Chemicals, Inc.	1,300	377,052
Akzo Nobel NV (Netherlands)	2,100	126,048
Arkema SA (France)	976	74,266
Asahi Kasei Corp. (Japan)	71,000	489,207
BASF SE (Germany)	5,042	221,097
Celanese Corp.	1,000	69,210
DSM-Firmenich AG (Switzerland)	3,697	373,708
DuPont de Nemours, Inc.	9,000	686,250
Ecolab, Inc.	500	117,160
Evonik Industries AG (Germany)	16,043	278,860
Givaudan SA (Switzerland)	163	712,536
LANXESS AG (Germany)	10,721	262,121
Linde PLC	700	293,069
LyondellBasell Industries NV (Class A Stock)	5,000	371,350
Mitsubishi Chemical Group Corp. (Japan)	11,300	57,072
Mitsui Chemicals, Inc. (Japan)	4,900	106,964
Nippon Sanso Holdings Corp. (Japan)	2,800	77,694
Nitto Denko Corp. (Japan)	33,400	558,409
Orica Ltd. (Australia)	36,182	370,918
Sherwin-Williams Co. (The)	2,100	713,853
Shin-Etsu Chemical Co. Ltd. (Japan)	17,400	573,106
Sika AG (Switzerland)	1,174	280,125
Solvay SA (Belgium)	9,615	310,848
Symrise AG (Germany)	2,049	218,572
Yara International ASA (Brazil)	3,633	96,172

		8,785,174

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	52,152	620,252
Cintas Corp.	700	127,890
TOPPAN Holdings, Inc. (Japan)	5,500	145,905
Veralto Corp.	6,800	692,580
Waste Management, Inc.	700	141,253

		1,727,880

Communications Equipment — 0.2%
Arista Networks, Inc.*	6,400	707,392
Cisco Systems, Inc.	26,900	1,592,480
F5, Inc.*	600	150,882
Nokia OYJ (Finland)	146,351	647,372

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	76,108	$616,357

		3,714,483

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	10,403	521,320
Bouygues SA (France)	4,482	132,715
Eiffage SA (France)	4,954	434,423
Ferrovial SE	14,344	602,084
MasTec, Inc.*	5,800	789,612
Skanska AB (Sweden) (Class B Stock)	4,590	96,516
Taisei Corp. (Japan)	2,700	113,127
Vinci SA (France)	23,865	2,457,059

		5,146,856

Construction Materials — 0.2%
CRH PLC (XLON)	13,067	1,209,615
CRH PLC (NYSE)	10,300	952,956
Heidelberg Materials AG (Germany)	6,018	743,603
Holcim AG*	11,179	1,076,370
James Hardie Industries PLC, CDI*	12,148	374,411
Vulcan Materials Co.	3,563	916,510

		5,273,465

Consumer Finance — 0.1%
American Express Co.	7,279	2,160,334

Consumer Staples Distribution & Retail — 0.5%
Carrefour SA (France)	24,849	353,671
Coles Group Ltd. (Australia)	53,018	618,908
Costco Wholesale Corp.	1,600	1,466,032
Dollar Tree, Inc.*	9,100	681,954
Endeavour Group Ltd. (Australia)	45,830	118,893
J Sainsbury PLC (United Kingdom)	23,618	80,706
Kesko OYJ (Finland) (Class B Stock)	12,457	235,031
Koninklijke Ahold Delhaize NV (Netherlands)	27,911	912,116
Marks & Spencer Group PLC (United Kingdom)	61,402	287,558
MatsukiyoCocokara & Co. (Japan)	35,000	509,562
Seven & i Holdings Co. Ltd. (Japan)	48,300	757,229
Target Corp.	500	67,590
Tesco PLC (United Kingdom)	345,076	1,587,126
US Foods Holding Corp.*	9,500	640,870
Walmart, Inc.	22,900	2,069,015
Woolworths Group Ltd. (Australia)	11,522	217,198

		10,603,459

Containers & Packaging — 0.0%
Crown Holdings, Inc.	2,400	198,456
Sonoco Products Co.	2,900	141,665

		340,121

Distributors — 0.0%
LKQ Corp.	2,900	106,575

Diversified Consumer Services — 0.0%
Duolingo, Inc.*	1,500	486,345

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs — 0.3%
Covivio SA (France)	4,096	$207,600
Essential Properties Realty Trust, Inc.(a)	172,378	5,391,984
GPT Group (The) (Australia)	115,286	310,567
Mirvac Group (Australia)	307,353	355,455
Stockland (Australia)	37,740	111,939

		6,377,545

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	16,100	366,597
Deutsche Telekom AG (Germany)	94,027	2,817,340
Elisa OYJ (Finland)	4,725	205,080
Koninklijke KPN NV (Netherlands)	148,025	539,765
Nippon Telegraph & Telephone Corp. (Japan)	1,014,200	1,013,048
Orange SA (France)	99,934	997,124
Proximus SADP (Belgium)	45,468	236,860
Swisscom AG (Switzerland)	3	1,670
Telia Co. AB (Sweden)	85,696	238,191
Telstra Group Ltd. (Australia)	261,939	649,164
Verizon Communications, Inc.	29,000	1,159,710

		8,224,549

Electric Utilities — 0.4%
American Electric Power Co., Inc.	6,900	636,387
Chubu Electric Power Co., Inc. (Japan)	32,200	337,812
Enel SpA (Italy)	230,059	1,641,742
Exelon Corp.	20,200	760,328
Fortum OYJ (Finland)	23,245	325,399
Iberdrola SA (Spain)	119,482	1,646,489
Kansai Electric Power Co., Inc. (The) (Japan)	24,300	269,338
NextEra Energy, Inc.	18,210	1,305,475
NRG Energy, Inc.	9,000	811,980
PG&E Corp.	37,178	750,252
Southern Co. (The)	5,739	472,434
SSE PLC (United Kingdom)	31,322	627,834
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	111,300	332,689
Verbund AG (Austria)	1,159	83,987

		10,002,146

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	33,246	1,795,235
Acuity Brands, Inc.	2,000	584,260
Eaton Corp. PLC	2,897	961,427
Emerson Electric Co.	5,000	619,650
Fuji Electric Co. Ltd. (Japan)	5,667	302,967
Fujikura Ltd. (Japan)	11,800	481,745
Legrand SA (France)	6,005	584,115
Mitsubishi Electric Corp. (Japan)	15,800	266,795
Nidec Corp. (Japan)	21,600	387,972
Prysmian SpA (Italy)	3,188	204,020
Schneider Electric SE	14,183	3,530,944
Siemens Energy AG (Germany)*	16,202	859,866
Vertiv Holdings Co. (Class A Stock)	7,300	829,353

		11,408,349

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	7,300	$506,985
Halma PLC (United Kingdom)	10,647	357,196
Hon Hai Precision Industry Co. Ltd. (Taiwan)	35,080	196,120
Keyence Corp. (Japan)	5,857	2,380,705
Murata Manufacturing Co. Ltd. (Japan)	30,000	475,945
TDK Corp. (Japan)	46,600	600,142
Yokogawa Electric Corp. (Japan)	16,400	348,817
Zebra Technologies Corp. (Class A Stock)*	700	270,354

		5,136,264

Energy Equipment & Services — 0.1%
Baker Hughes Co.	30,531	1,252,382
Schlumberger NV	4,900	187,866

		1,440,248

Entertainment — 0.4%
CTS Eventim AG & Co. KGaA (Germany)	4,929	416,674
Konami Group Corp. (Japan)	4,300	402,352
Netflix, Inc.*	1,900	1,693,508
Nintendo Co. Ltd. (Japan)	12,100	704,726
Sea Ltd. (Singapore), ADR*	10,100	1,071,610
Spotify Technology SA*	4,632	2,072,264
Tencent Music Entertainment Group (China), ADR	34,517	391,768
Walt Disney Co. (The)	12,900	1,436,415
Warner Bros Discovery, Inc.*	40,700	430,199

		8,619,516

Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	426	633,070
Berkshire Hathaway, Inc. (Class B Stock)*(a)	6,600	2,991,648
Block, Inc.*	8,100	688,419
Corpay, Inc.*	118	39,933
Equitable Holdings, Inc.	3,200	150,944
Eurazeo SE (France)	2,578	192,291
EXOR NV (Netherlands)	2,343	214,796
Fidelity National Information Services, Inc.(a)	10,900	880,393
Fiserv, Inc.*	1,100	225,962
Industrivarden AB (Sweden) (Class A Stock)	2,167	68,497
Industrivarden AB (Sweden) (Class C Stock)	6,150	194,251
Investor AB (Sweden) (Class B Stock)	37,178	984,731
M&G PLC (United Kingdom)	51,450	127,320
Mastercard, Inc. (Class A Stock)	6,648	3,500,637
ORIX Corp. (Japan)	53,100	1,140,795
PayPal Holdings, Inc.*	5,600	477,960
Visa, Inc. (Class A Stock)	4,800	1,516,992

		14,028,639

Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	16,922	431,653

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	$77,650
Conagra Brands, Inc.	20,200	560,550
Danone SA (France)	6,772	457,650
General Mills, Inc.	11,500	733,355
Ingredion, Inc.	4,500	619,020
JDE Peet’s NV (Netherlands)	9,046	155,419
Mondelez International, Inc. (Class A Stock)	9,651	576,454
Nestle SA	41,674	3,419,069
Nissin Foods Holdings Co. Ltd. (Japan)	24,300	587,051
Orkla ASA (Norway)	6,483	56,085
WH Group Ltd. (Hong Kong), 144A	774,000	596,471
Wilmar International Ltd. (China)	182,500	414,227

		8,684,654

Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	16,600	363,068
Snam SpA (Italy)	50,645	224,497

		587,565

Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	4,916	499,023
Canadian Pacific Kansas City Ltd. (Canada)	7,272	526,275
CSX Corp.	30,339	979,039
Grab Holdings Ltd. (Singapore) (Class A Stock)*	15,300	72,216
Norfolk Southern Corp.	3,000	704,100
Ryder System, Inc.	400	62,744
TFI International, Inc. (Canada)	960	129,686
Uber Technologies, Inc.*	16,600	1,001,312
West Japan Railway Co. (Japan)	23,099	409,127

		4,383,522

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	11,500	1,300,765
Alcon AG	5,092	431,738
Becton, Dickinson & Co.	2,800	635,236
Boston Scientific Corp.*	4,300	384,076
Cochlear Ltd. (Australia)	297	53,186
Demant A/S (Denmark)*	2,312	85,096
DENTSPLY SIRONA, Inc.	3,800	72,124
Edwards Lifesciences Corp.*	3,951	292,493
EssilorLuxottica SA (France)	4,980	1,214,771
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	25,867	555,964
Hoya Corp. (Japan)	11,800	1,464,454
Intuitive Surgical, Inc.*	2,100	1,096,116
Koninklijke Philips NV (Netherlands)*	6,871	174,051
Medtronic PLC	18,436	1,472,668
Olympus Corp. (Japan)	17,100	255,307
Sonova Holding AG (Switzerland)	6	1,962
STERIS PLC	3,100	637,236
Straumann Holding AG (Switzerland)	2,658	334,806
Stryker Corp.	2,109	759,345
Sysmex Corp. (Japan)	2,600	47,670

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Terumo Corp. (Japan)	11,900	$229,738

		11,498,802

Health Care Providers & Services — 0.3%
Apollo Hospitals Enterprise Ltd. (India)	6,233	530,368
Centene Corp.*	12,400	751,192
Cigna Group (The)	3,400	938,876
Fresenius Medical Care AG (Germany)	13,433	611,615
Fresenius SE & Co. KGaA (Germany)*	3,014	104,619
Humana, Inc.	1,400	355,194
McKesson Corp.	500	284,955
Quest Diagnostics, Inc.	2,200	331,892
Ramsay Health Care Ltd. (Australia)	7,520	160,471
Sonic Healthcare Ltd. (Australia)	15,264	254,586
Tenet Healthcare Corp.*	500	63,115
UnitedHealth Group, Inc.	4,549	2,301,157

		6,688,040

Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.	6,310	615,540
American Healthcare REIT, Inc.(a)	189,095	5,374,080
CareTrust REIT, Inc.	84,922	2,297,140
National Health Investors, Inc.	37,647	2,608,937
Ventas, Inc.	2,900	170,781
Welltower, Inc.	107,254	13,517,222

		24,583,700

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	2,881	445,035
Veeva Systems, Inc. (Class A Stock)*	2,900	609,725

		1,054,760

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	203,402	3,563,603

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	4,995	242,945
Amadeus IT Group SA (Spain)	6,118	431,834
Aristocrat Leisure Ltd. (Australia)	17,348	732,616
Booking Holdings, Inc.	260	1,291,789
Cava Group, Inc.*	4,300	485,040
Chipotle Mexican Grill, Inc.*	23,641	1,425,552
Compass Group PLC (United Kingdom)	98,255	3,269,281
Darden Restaurants, Inc.(a)	4,300	802,767
Evolution AB (Sweden), 144A	2,928	225,795
Expedia Group, Inc.*	1,300	242,229
Galaxy Entertainment Group Ltd. (Macau)	40,000	168,385
Indian Hotels Co. Ltd. (The) (India)	15,588	159,327
InterContinental Hotels Group PLC (United Kingdom)	1,531	190,493
La Francaise des Jeux SACA (France), 144A	11,769	453,231
MakeMyTrip Ltd. (India)*	5,365	602,382
Marriott International, Inc. (Class A Stock)	1,694	472,524
Marriott Vacations Worldwide Corp.	1,900	170,620
McDonald’s Corp.	4,130	1,197,246

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Meituan (China) (Class B Stock), 144A*	29,807	$579,549
Oriental Land Co. Ltd. (Japan)	11,200	241,429
Royal Caribbean Cruises Ltd.	2,000	461,380
Sands China Ltd. (Macau)*	78,000	207,683
Sodexo SA (France)	3,302	272,453
Zensho Holdings Co. Ltd. (Japan)	6,600	373,776
Zomato Ltd. (India)*	257,159	833,031

		15,533,357

Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	4,591	223,427
Cairn Homes PLC (Ireland)	237,080	572,256
Garmin Ltd.	1,000	206,260
Lennar Corp. (Class A Stock)	1,200	163,644
Panasonic Holdings Corp. (Japan)	41,500	424,155
Persimmon PLC (United Kingdom)	5,522	82,484
PulteGroup, Inc.	600	65,340
SEB SA (France)	2,446	221,043
Sony Group Corp. (Japan)	131,000	2,760,898

		4,719,507

Household Products — 0.2%
Colgate-Palmolive Co.	11,500	1,045,465
Essity AB (Sweden) (Class B Stock)	28,345	757,895
Henkel AG & Co. KGaA (Germany)	1,989	153,252
Procter & Gamble Co. (The)	7,000	1,173,550
Reckitt Benckiser Group PLC (United Kingdom)	14,858	899,366

		4,029,528

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	10,200	131,274
Meridian Energy Ltd. (New Zealand)	20,076	66,384
RWE AG (Germany)	8,909	266,497
Vistra Corp.	2,300	317,101

		781,256

Industrial Conglomerates — 0.3%
3M Co.	8,400	1,084,356
DCC PLC (United Kingdom)	2,369	151,796
Hitachi Ltd. (Japan)	77,700	1,902,878
Sekisui Chemical Co. Ltd. (Japan)	15,000	256,833
Siemens AG (Germany)	21,508	4,193,947
Smiths Group PLC (United Kingdom)	8,144	174,612
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	15,000	135,654

		7,900,076

Industrial REITs — 0.9%
Americold Realty Trust, Inc.	107,318	2,296,605
First Industrial Realty Trust, Inc.	31,481	1,578,143
Goodman Group (Australia)	27,579	606,241
LXP Industrial Trust	1,631	13,244
Prologis, Inc.	134,106	14,175,004

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
STAG Industrial, Inc.	72,720	$2,459,390

		21,128,627

Insurance — 1.1%
Admiral Group PLC (United Kingdom)	5,058	167,096
Aegon Ltd. (Netherlands)	30,400	180,902
Ageas SA/NV (Belgium)	5,988	291,137
AIA Group Ltd. (Hong Kong)	192,200	1,380,546
Allianz SE (Germany)	5,866	1,802,992
Allstate Corp. (The)	4,500	867,555
American International Group, Inc.	1,000	72,800
Arthur J. Gallagher & Co.	2,796	793,645
ASR Nederland NV (Netherlands)	17,297	822,679
Aviva PLC (United Kingdom)	110,852	649,716
AXA SA (France)	86,290	3,071,030
Dai-ichi Life Holdings, Inc. (Japan)	10,500	279,787
Fairfax Financial Holdings Ltd. (Canada)	325	452,190
Fidelity National Financial, Inc.	7,400	415,436
First American Financial Corp.	8,700	543,228
Generali (Italy)	8,098	229,108
Hannover Rueck SE (Germany)	1,498	375,128
Insurance Australia Group Ltd. (Australia)	109,062	570,419
Japan Post Insurance Co. Ltd. (Japan)	15,800	290,215
Kemper Corp.	1,400	93,016
Marsh & McLennan Cos., Inc.	3,900	828,399
Medibank Private Ltd. (Australia)	136,451	319,827
MetLife, Inc.	8,800	720,544
MS&AD Insurance Group Holdings, Inc. (Japan)	2,400	51,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,600	1,819,856
NN Group NV (Netherlands)	3,136	136,756
Phoenix Group Holdings PLC (United Kingdom)	10,231	65,194
Poste Italiane SpA (Italy), 144A	18,355	259,596
Progressive Corp. (The)	2,400	575,064
Prudential PLC (Hong Kong)	59,912	475,463
QBE Insurance Group Ltd. (Australia)	127,427	1,513,306
Sampo OYJ (Finland) (Class A Stock)	1,157	47,258
Sompo Holdings, Inc. (Japan)	29,200	756,580
Suncorp Group Ltd. (Australia)	20,935	245,962
Swiss Life Holding AG (Switzerland)	520	401,475
Swiss Re AG	4,126	597,587
Talanx AG (Germany)	4,516	384,093
Tokio Marine Holdings, Inc. (Japan)	19,800	710,585
Travelers Cos., Inc. (The)	3,234	779,038
Tryg A/S (Denmark)	8,053	169,873
Unipol Gruppo SpA (Italy)	25,694	320,880
Zurich Insurance Group AG (Switzerland)	3,106	1,847,342

		26,375,137

Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)	33,227	6,289,871
Alphabet, Inc. (Class C Stock)	21,900	4,170,636

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Bilibili, Inc. (China), ADR*	7,882	$142,743
Kanzhun Ltd. (China), ADR*	17,430	240,534
LY Corp. (Japan)	85,600	226,334
Meta Platforms, Inc. (Class A Stock)	12,239	7,166,057
REA Group Ltd. (Australia)	1,963	282,404
Scout24 SE (Germany), 144A	4,605	406,341

		18,924,920

IT Services — 0.2%
Accenture PLC (Ireland) (Class A Stock)	1,000	351,790
Capgemini SE (France)	1,047	171,004
Cognizant Technology Solutions Corp. (Class A Stock)	11,700	899,730
Fujitsu Ltd. (Japan)	18,200	319,712
Globant SA*	2,346	503,029
International Business Machines Corp.	1,600	351,728
Kyndryl Holdings, Inc.*	5,300	183,380
NEC Corp. (Japan)	2,700	231,058
Shopify, Inc. (Canada) (Class A Stock)*	5,448	579,286
Snowflake, Inc. (Class A Stock)*	4,700	725,727
Twilio, Inc. (Class A Stock)*	700	75,656
Wix.com Ltd. (Israel)*	3,300	708,015

		5,100,115

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	26,400	629,515
Mattel, Inc.*	8,400	148,932

		778,447

Life Sciences Tools & Services — 0.2%
Danaher Corp.	5,200	1,193,660
Lonza Group AG (Switzerland)	961	567,220
QIAGEN NV	9,185	409,008
Thermo Fisher Scientific, Inc.	2,900	1,508,667

		3,678,555

Machinery — 0.6%
Alfa Laval AB (Sweden)	9,427	394,568
Allison Transmission Holdings, Inc.	6,500	702,390
Alstom SA (France)*	18,655	416,250
Atlas Copco AB (Sweden) (Class A Stock)	74,002	1,129,393
Atlas Copco AB (Sweden) (Class B Stock)	25,430	343,585
Caterpillar, Inc.	500	181,380
Cummins, Inc.	1,700	592,620
Daifuku Co. Ltd. (Japan)	3,100	63,689
Daimler Truck Holding AG (Germany)	1,474	56,457
Deere & Co.(a)	1,617	685,123
Donaldson Co., Inc.	3,600	242,460
Epiroc AB (Sweden) (Class B Stock)	7,920	123,561
FANUC Corp. (Japan)	22,200	579,930
Flowserve Corp.	10,100	580,952
GEA Group AG (Germany)	9,301	462,011
Hoshizaki Corp. (Japan)	3,000	117,957
ITT, Inc.	2,500	357,200
Knorr-Bremse AG (Germany)	4,105	297,947

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Komatsu Ltd. (Japan)	20,300	$553,020
Kone OYJ (Finland) (Class B Stock)	7,490	365,138
Makita Corp. (Japan)	15,200	462,217
MINEBEA MITSUMI, Inc. (Japan)	29,400	470,933
Mitsubishi Heavy Industries Ltd. (Japan)	39,600	552,181
Parker-Hannifin Corp.	100	63,603
Pentair PLC	6,100	613,904
Rational AG (Germany)	414	354,594
Schindler Holding AG (Switzerland)	400	109,121
Schindler Holding AG (Switzerland) (Part. Cert.)	942	260,259
SKF AB (Sweden) (Class B Stock)	7,505	140,865
Techtronic Industries Co. Ltd. (Hong Kong)	51,705	679,711
Toro Co. (The)	1,200	96,120
Trelleborg AB (Sweden) (Class B Stock)	1,658	56,738
Volvo AB (Sweden) (Class A Stock)	3,315	81,022
Volvo AB (Sweden) (Class B Stock)	25,865	628,576
Wartsila OYJ Abp (Finland)	27,628	489,643
Yangzijiang Shipbuilding Holdings Ltd. (China)	149,400	326,565

		13,631,683

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	80,444
AP Moller - Maersk A/S (Denmark) (Class B Stock)	129	214,625
Kawasaki Kisen Kaisha Ltd. (Japan)	44,700	635,938
Kuehne + Nagel International AG (Switzerland)	7	1,606
SITC International Holdings Co. Ltd. (China)	118,000	312,904

		1,245,517

Media — 0.1%
Comcast Corp. (Class A Stock)(a)	22,700	851,931
Informa PLC (United Kingdom)	32,008	319,235
Omnicom Group, Inc.(a)	800	68,832
Publicis Groupe SA (France)	7,157	761,932

		2,001,930

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	4,753	371,732
Anglo American PLC (South Africa)	12,556	371,245
BHP Group Ltd. (Australia)	92,021	2,244,831
BlueScope Steel Ltd. (Australia)	11,430	132,166
Boliden AB (Sweden)	13,860	389,950
Fortescue Ltd. (Australia)	56,599	637,337
Freeport-McMoRan, Inc.	16,300	620,704
Glencore PLC (Australia)*	313,788	1,381,978
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	33,392	396,304
Lundin Mining Corp. (Chile)	46,999	404,451
Nippon Steel Corp. (Japan)	26,600	534,544

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Northern Star Resources Ltd. (Australia)	59,241	$562,859
Rio Tinto Ltd. (Australia)	6,036	437,688
Rio Tinto PLC (Australia)	22,112	1,305,273

		9,791,062

Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	381,946	637,229
CMS Energy Corp.	7,500	499,875
Consolidated Edison, Inc.	1,100	98,153
DTE Energy Co.	5,800	700,350
E.ON SE (Germany)	121,931	1,420,259
Engie SA (France)	56,381	894,170
National Grid PLC (United Kingdom)	98,156	1,166,118
NiSource, Inc.	3,000	110,280
Sembcorp Industries Ltd. (Singapore)	69,500	281,161
Veolia Environnement SA (France)	32,130	901,489

		6,709,084

Office REITs — 0.3%
Dexus (Australia)	25,585	105,091
Gecina SA (France)	1,796	168,259
Japan Real Estate Investment Corp. (Japan)	325	223,003
Kilroy Realty Corp.(a)	71,867	2,907,020
Nippon Building Fund, Inc. (Japan)	73	56,787
Piedmont Office Realty Trust, Inc. (Class A Stock)	181,525	1,660,954
SL Green Realty Corp.(a)	32,631	2,216,298

		7,337,412

Oil, Gas & Consumable Fuels — 0.9%
ARC Resources Ltd. (Canada)	23,606	428,125
BP PLC	171,801	849,207
Cameco Corp. (Canada)	2,786	143,173
Cenovus Energy, Inc. (Canada)	66,051	1,001,253
Chevron Corp.	3,500	506,940
ConocoPhillips	8,500	842,945
ENEOS Holdings, Inc. (Japan)	96,500	506,254
EOG Resources, Inc.	1,400	171,612
Equinor ASA (Norway)	10,527	249,691
Expand Energy Corp.	7,200	716,760
Exxon Mobil Corp.	31,931	3,434,818
Idemitsu Kosan Co. Ltd. (Japan)	80,400	529,597
Inpex Corp. (Japan)	15,300	192,496
LUKOIL PJSC (Russia)^	7,425	—
OMV AG (Austria)	6,448	250,064
Phillips 66	2,800	319,004
Repsol SA (Spain)	31,895	388,097
Santos Ltd. (Australia)	19,798	81,981
Shell PLC	184,111	5,738,925
Shell PLC, ADR	12,636	791,645
Texas Pacific Land Corp.	320	353,907
TotalEnergies SE (France)	50,106	2,791,650
Valero Energy Corp.(a)	6,000	735,540
Williams Cos., Inc. (The)	16,100	871,332

		21,895,016

	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	8,917	$132,753

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	18,200	330,322
Deutsche Lufthansa AG (Germany)	12,000	77,120
Japan Airlines Co. Ltd. (Japan)	21,900	345,241
Qantas Airways Ltd. (Australia)*	219,408	1,214,627
United Airlines Holdings, Inc.*	9,300	903,030

		2,870,340

Personal Care Products — 0.2%
Haleon PLC	114,652	540,602
L’Oreal SA (France)	2,319	820,933
Unilever PLC (United Kingdom) (XLON)	45,159	2,565,962
Unilever PLC (United Kingdom) (XAMS)	13,755	783,542
Unilever PLC (United Kingdom), ADR	11,831	670,818

		5,381,857

Pharmaceuticals — 1.6%
Astellas Pharma, Inc. (Japan)	26,000	252,479
AstraZeneca PLC (United Kingdom)	38,831	5,062,774
Bristol-Myers Squibb Co.	2,300	130,088
Chugai Pharmaceutical Co. Ltd. (Japan)	13,200	581,871
Daiichi Sankyo Co. Ltd. (Japan)	32,400	886,569
Elanco Animal Health, Inc.*	50,600	612,766
Eli Lilly & Co.	4,035	3,115,020
Galderma Group AG (Switzerland)*	3,716	413,001
GSK PLC	78,038	1,316,289
Hikma Pharmaceuticals PLC (Jordan)	18,887	470,887
Ipsen SA (France)	3,501	401,287
Johnson & Johnson	11,900	1,720,978
Kyowa Kirin Co. Ltd. (Japan)	18,400	276,699
Merck & Co., Inc.	13,600	1,352,928
Merck KGaA (Germany)	1,357	197,475
Novartis AG (Switzerland)	35,539	3,459,981
Novo Nordisk A/S (Denmark) (Class B Stock)	64,869	5,597,016
Ono Pharmaceutical Co. Ltd. (Japan)	25,300	263,411
Orion OYJ (Finland) (Class B Stock)	9,172	406,869
Otsuka Holdings Co. Ltd. (Japan)	6,600	359,039
Pfizer, Inc.	27,500	729,575
Recordati Industria Chimica e Farmaceutica SpA (Italy)	1,140	59,764
Roche Holding AG	12,457	3,483,061
Sanofi SA	36,432	3,541,584
Sanofi SA, ADR	12,686	611,846
Shionogi & Co. Ltd. (Japan)	39,900	559,604
Takeda Pharmaceutical Co. Ltd. (Japan)	24,100	637,983
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	23,100	509,124
UCB SA (Belgium)	3,532	703,093

		37,713,061

Professional Services — 0.3%
Automatic Data Processing, Inc.	1,100	322,003

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Bureau Veritas SA (France)	4,847	$147,253
Computershare Ltd. (Australia)	32,320	678,930
Dun & Bradstreet Holdings, Inc.	41,800	520,828
Experian PLC	9,565	411,103
Intertek Group PLC (United Kingdom)	4,602	271,885
Leidos Holdings, Inc.	1,300	187,278
ManpowerGroup, Inc.	5,800	334,776
Recruit Holdings Co. Ltd. (Japan)	22,800	1,584,780
RELX PLC (United Kingdom)	19,893	901,332
Science Applications International Corp.	1,600	178,848
SGS SA (Switzerland)	1,176	117,973
Teleperformance SE (France)	2,254	193,333
TransUnion	3,100	287,401
Wolters Kluwer NV (Netherlands)	4,537	753,797

		6,891,520

Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd. (Japan)	5,100	570,153
Daiwa House Industry Co. Ltd. (Japan)	18,900	580,252
FirstService Corp. (Canada)	2,066	374,250
Henderson Land Development Co. Ltd. (Hong Kong)	24,000	72,755
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	132,251
Hulic Co. Ltd. (Japan)	14,000	121,601
Jones Lang LaSalle, Inc.*	3,000	759,420
KE Holdings, Inc. (China), ADR	22,532	415,039
LEG Immobilien SE (Germany)	4,358	369,640
Mitsui Fudosan Co. Ltd. (Japan)	59,100	472,642
Phoenix Mills Ltd. (The) (India)	6,853	130,540
Sumitomo Realty & Development Co. Ltd. (Japan)	7,400	230,131
Vonovia SE (Germany)	20,697	630,076
Zillow Group, Inc. (Class C Stock)*	1,000	74,050

		4,932,800

Residential REITs — 0.9%
American Homes 4 Rent (Class A Stock)	37,834	1,415,748
Equity Residential(a)	9,100	653,016
Essex Property Trust, Inc.	15,886	4,534,500
Mid-America Apartment Communities, Inc.	19,519	3,017,052
Sun Communities, Inc.	17,496	2,151,483
UDR, Inc.	119,333	5,180,246
Veris Residential, Inc.	194,788	3,239,324

		20,191,369

Retail REITs — 1.3%
Agree Realty Corp.	54,240	3,821,208
Brixmor Property Group, Inc.	163,135	4,541,678
Kimco Realty Corp.	3,300	77,319
Klepierre SA (France)	19,168	552,029
Macerich Co. (The)	143,421	2,856,946
NNN REIT, Inc.(a)	35,792	1,462,103
Realty Income Corp.	15,822	845,053

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Regency Centers Corp.(a)	88,468	$6,540,439
Scentre Group (Australia)	208,392	441,135
Simon Property Group, Inc.	52,915	9,112,492
Vicinity Ltd. (Australia)	232,371	301,160

		30,551,562

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	2,000	241,580
Advantest Corp. (Japan)	27,941	1,588,693
Analog Devices, Inc.	1,930	410,048
Applied Materials, Inc.	1,700	276,471
ASM International NV (Netherlands)	2,290	1,324,045
ASML Holding NV (Netherlands) (SGMX)	6,391	4,476,478
ASML Holding NV (Netherlands) (XNGS)	260	180,201
Broadcom, Inc.	26,009	6,029,926
Disco Corp. (Japan)	1,300	344,861
Infineon Technologies AG (Germany)	14,217	464,068
Kokusai Electric Corp. (Japan)	20,200	264,698
Lam Research Corp.	13,200	953,436
Lasertec Corp. (Japan)	4,200	393,729
Marvell Technology, Inc.	11,984	1,323,633
Micron Technology, Inc.	14,839	1,248,850
NVIDIA Corp.	130,034	17,462,266
NXP Semiconductors NV (China)	4,672	971,075
Onto Innovation, Inc.*	3,600	600,012
QUALCOMM, Inc.	9,300	1,428,666
SCREEN Holdings Co. Ltd. (Japan)	6,800	401,454
STMicroelectronics NV (Singapore)	12,603	315,665
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	14,127	2,789,941
Texas Instruments, Inc.	800	150,008
Tokyo Electron Ltd. (Japan)	9,600	1,443,066

		45,082,870

Software — 1.7%
Adobe, Inc.*	1,200	533,616
AppLovin Corp. (Class A Stock)*	700	226,681
Atlassian Corp. (Class A Stock)*	800	194,704
Autodesk, Inc.*	1,900	561,583
BILL Holdings, Inc.*	1,300	110,123
Check Point Software Technologies Ltd. (Israel)*	800	149,360
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	3,100	1,060,696
CyberArk Software Ltd.*	4,412	1,469,858
Dynatrace, Inc.*	7,400	402,190
Fortinet, Inc.*	4,600	434,608
Gen Digital, Inc.	7,700	210,826
Intuit, Inc.	2,073	1,302,881
Microsoft Corp.	39,716	16,740,294
Monday.com Ltd.*	3,788	891,847
Nice Ltd. (Israel)*	2,688	456,485
Oracle Corp.	8,589	1,431,271
Palantir Technologies, Inc. (Class A Stock)*(a)	11,300	854,619

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Sage Group PLC (The) (United Kingdom)	20,765	$329,924
Salesforce, Inc.	6,200	2,072,846
SAP SE (Germany)	21,309	5,241,466
ServiceNow, Inc.*	1,600	1,696,192
Teradata Corp.*	9,300	289,695
WiseTech Global Ltd. (Australia)	1,348	100,632
Workday, Inc. (Class A Stock)*	1,800	464,454
Xero Ltd. (New Zealand)*	8,627	897,752
Zoom Communications, Inc. (Class A Stock)*	8,100	661,041

		38,785,644

Specialized REITs — 2.0%
American Tower Corp.	3,400	623,594
CubeSmart	31,347	1,343,219
Digital Realty Trust, Inc.	51,916	9,206,264
EPR Properties	63	2,790
Equinix, Inc.	15,984	15,071,154
Extra Space Storage, Inc.	53,444	7,995,222
Iron Mountain, Inc.	57,991	6,095,434
Public Storage(a)	13,699	4,102,029
VICI Properties, Inc.	91,520	2,673,299

		47,113,005

Specialty Retail — 0.4%
Bath & Body Works, Inc.	5,800	224,866
Carvana Co.*(a)	3,200	650,752
Fast Retailing Co. Ltd. (Japan)	3,100	1,045,759
Gap, Inc. (The)	9,800	231,574
Home Depot, Inc. (The)(a)	3,800	1,478,162
Industria de Diseno Textil SA (Spain)	48,757	2,497,527
JD Sports Fashion PLC (United Kingdom)	313,035	374,154
Kingfisher PLC (United Kingdom)	44,182	137,334
Lowe’s Cos., Inc.(a)	9,248	2,282,406
TJX Cos., Inc. (The)	1,500	181,215
Ulta Beauty, Inc.*	1,300	565,409
Zalando SE (Germany), 144A*	18,803	629,022

		10,298,180

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	78,868	19,750,125
Canon, Inc. (Japan)	13,500	438,502
FUJIFILM Holdings Corp. (Japan)	11,800	244,137
Hewlett Packard Enterprise Co.	28,500	608,475
Logitech International SA (Switzerland)	8,815	727,645
Ricoh Co. Ltd. (Japan)	11,200	127,195
Samsung Electronics Co. Ltd. (South Korea)	26,336	939,848

		22,835,927

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	6,427	1,580,813
Asics Corp. (Japan)	66,100	1,289,464
Brunello Cucinelli SpA (Italy)	9,583	1,046,840
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	9,426	1,425,911

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Deckers Outdoor Corp.*	3,700	$751,433
Hermes International SCA (France)	988	2,370,580
LVMH Moet Hennessy Louis Vuitton SE (France)	3,507	2,306,881
Moncler SpA (Italy)	11,128	587,454
Pandora A/S (Denmark)	4,364	798,418
Puma SE (Germany)	3,101	142,586
Ralph Lauren Corp.	500	115,490
Skechers USA, Inc. (Class A Stock)*	1,000	67,240

		12,483,110

Tobacco — 0.2%
Altria Group, Inc.(a)	18,000	941,220
British American Tobacco PLC (United Kingdom)	35,291	1,273,467
Imperial Brands PLC (United Kingdom)	50,859	1,626,413
Japan Tobacco, Inc. (Japan)	19,800	507,926
Philip Morris International, Inc.	2,800	336,980

		4,686,006

Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	7,988	217,656
AerCap Holdings NV (Ireland)	7,200	689,040
Ashtead Group PLC (United Kingdom)	5,829	360,629
Bunzl PLC (United Kingdom)	7,282	299,837
Ferguson Enterprises, Inc.	2,984	520,337
ITOCHU Corp. (Japan)	28,400	1,396,552
Marubeni Corp. (Japan)	3,400	51,029
Mitsubishi Corp. (Japan)	127,700	2,089,392
Mitsui & Co. Ltd. (Japan)	37,200	771,496
MonotaRO Co. Ltd. (Japan)	4,500	76,472
Toyota Tsusho Corp. (Japan)	19,300	341,312
United Rentals, Inc.	300	211,332
W.W. Grainger, Inc.	300	316,215

		7,341,299

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	2,874	586,577
Aeroports de Paris SA (France)	488	56,503
Getlink SE (France)	4,590	73,191
Transurban Group (Australia), UTS	51,982	429,632

		1,145,903

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	20,500	652,937
SoftBank Corp. (Japan)	206,000	260,042
SoftBank Group Corp. (Japan)	19,000	1,085,770
Tele2 AB (Sweden) (Class B Stock)	18,578	183,731
T-Mobile US, Inc.	2,800	618,044
Vodafone Group PLC (United Kingdom)	874,838	746,307

		3,546,831

TOTAL COMMON STOCKS (cost $704,353,393)		781,858,379

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	$72,817
Porsche Automobil Holding SE (Germany) (PRFC)	1,764	66,469

		139,286

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	7,269	637,756

TOTAL PREFERRED STOCKS (cost $738,667)		777,042

UNAFFILIATED EXCHANGE-TRADED FUNDS — 11.3%
Dimensional US Equity Market ETF	738,000	47,047,500
Dimensional US Real Estate ETF(a)	1,106,700	25,752,909
Energy Select Sector SPDR Fund(a)	85,800	7,349,628
iShares 0-3 Month Treasury Bond ETF	334,346	33,541,591
iShares Core MSCI EAFE ETF	662,600	46,567,528
iShares Core S&P 500 ETF	56,100	33,024,948
iShares Gold Trust*(a)	63,900	3,163,689
iShares iBoxx High Yield Corporate Bond ETF(a)	32,300	2,540,395
iShares JP Morgan USD Emerging Markets Bond ETF(a)	28,900	2,573,256
iShares MSCI EAFE ETF	6,811	514,980
iShares Russell 1000 Value ETF(a)	19,450	3,600,778
Vanguard Dividend Appreciation ETF	122,141	23,918,872
Vanguard Real Estate ETF(a)	231,650	20,635,382
Vanguard Short-Term Corporate Bond ETF(a)	47,300	3,689,873
Vanguard Total Bond Market ETF	145,700	10,477,287

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $262,514,406)		264,398,616

UNAFFILIATED FUNDS — 7.5%
AB Global Bond Fund, Inc.	5,562,433	38,213,916
AQR Diversified Arbitrage Fund, (Institutional Shares)	1,709,337	20,717,164
Calamos Market Neutral Income Fund, (R6 Shares)	2,179,268	32,536,478
JPMorgan Hedged Equity Fund, (Institutional Shares)	612,786	20,295,473
Merger Fund (The), (Institutional Shares)	1,956,718	33,107,677
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	593,425	6,195,356
Victory Market Neutral Income Fund, (Institutional Shares)	2,012,132	17,083,003
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	815,407	7,094,038

TOTAL UNAFFILIATED FUNDS (cost $173,219,310)		175,243,105

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES — 2.7%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/20/34		2,000	$2,000,621
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	10/15/34		3,875	3,882,289
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.884%(c)	07/15/34	EUR	2,500	2,593,926
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.174%(c)	10/15/35	EUR	2,000	2,068,898
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.912%(c)	08/26/32	EUR	1,955	2,016,914
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		2,500	2,502,502
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.012%(c)	07/18/37		3,250	3,268,817
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
6.042%(c)	10/22/37		2,250	2,262,299
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.834%(c)	07/15/34	EUR	1,000	1,030,821
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		1,500	1,502,244
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.132%(c)	04/18/37		1,500	1,513,170
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		3,750	3,760,445
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.149%(c)	10/17/34		3,750	3,755,617
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	2,500	2,597,505
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.098%(c)	10/15/34		2,000	2,003,558

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.118%(c)	07/15/34		2,500	$2,504,934
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		3,250	3,255,954
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.032%(c)	07/18/37		2,750	2,757,833
Sound Point CLO Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.526%(c)	04/25/35		1,250	1,251,109
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.065%(c)	01/17/32	EUR	1,973	2,041,377
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34		1,000	1,000,241
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.076%(c)	07/25/34	EUR	1,250	1,294,119
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.169%(c)	07/15/34	EUR	2,500	2,586,641
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		1,750	1,750,000
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.926%(c)	04/25/37		1,000	1,011,405
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/20/34		2,750	2,750,854
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	04/15/33		2,000	2,003,005
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		1,000	1,000,926

TOTAL ASSET-BACKED SECURITIES (cost $63,374,061)				61,968,024

CORPORATE BONDS — 1.3%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27		862	863,078

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	3	$2,993
5.750%	04/20/29(a)	130	128,627
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	450	442,295
4.625%	04/15/29	15	14,259

			588,174

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	455	358,367

Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	75	73,976
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	60	61,204
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	425	395,350

			530,530

Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	201,104
5.875%	04/30/29	200	202,897
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	4	3,897
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	380	368,077
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	25	27,121
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	215	205,326

			1,008,422

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	196,044
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	150	141,819
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	175	159,564

			497,427

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	175	$148,788

Commercial Services — 0.0%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	350	332,147
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	60	61,314
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	60	58,333
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	10	8,935
4.875%	01/15/28	211	205,066
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	111	94,516
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	150	151,740

			912,051

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	85,463

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	375	343,399

Diversified Financial Services — 0.0%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31	300	286,628
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	450	457,943
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29	100	104,773

			849,344

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	5	4,796
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	9,409
5.125%	03/15/28	1,250	1,212,213
NRG Energy, Inc.,
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	55,261

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		400	$399,961
8.000%(ff)	10/15/26(oo)		575	585,465
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		250	267,291
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		55	56,298

				2,590,694

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		65	65,764
6.625%	03/15/32(a)		55	55,793
7.250%	06/15/28		375	381,263

				502,820

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		275	257,630
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		125	125,607
7.000%	02/15/30		75	76,375
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		150	147,680
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	4,789
6.250%	03/15/33		45	44,135
7.125%	02/15/31		30	31,209

				687,425

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		50	51,290

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	54,678
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	460	555,644
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	589,176
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	22,871
4.375%	01/31/32		300	271,407
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		60	59,584

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	150	$134,371
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33	85	82,588

			1,770,319

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	150	144,863

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	200	185,272

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	400	345,780
4.625%	06/01/30	10	9,186
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32	90	86,641
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.750%	05/15/31	375	378,869

			820,476

Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30	175	158,591
6.625%	01/15/28	4	3,999
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	4	4,052
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	400	395,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	5	5,007
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	125	120,647

			687,296

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	50	50,173
6.625%	05/15/32	20	20,135

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	175	$152,507

			222,815

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	75	74,169
7.375%	05/01/33	55	54,095

			128,264

Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	150	159,808
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	200	199,150
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	100	105,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	100	99,530
5.625%	09/30/31	100	98,375
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	150	148,688
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	150	145,500

			956,051

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	195	180,020
MGM Resorts International,
Gtd. Notes
6.125%	09/15/29	135	134,650
6.500%	04/15/32	340	338,710
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	350	349,418
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	200	198,062

			1,200,860

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	25	26,000

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	$105,759

				131,759

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		10	8,611
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5	4,820
5.125%	05/01/27		21	20,626
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)		75	86
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)		400	890
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		5	3,175
7.375%	07/01/28		50	35,684
7.750%	07/01/26		400	336,180
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	290,854
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	109,743
5.250%	05/15/29	GBP	166	193,027

				1,003,696

Mining — 0.0%
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	75,529
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		150	143,031

				218,560

Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		325	331,722
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		125	125,106
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		50	51,957
8.625%	11/01/30		25	26,193
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		80	79,603
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		200	196,926

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
5.875%	02/01/29	125	$124,277
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32	275	253,178
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	70	69,212
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	125	127,590
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	105	104,769
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29	55	53,849

			1,544,382

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30	200	171,291
6.000%	06/15/29	150	151,264
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	225	223,368

			545,923

Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	100	98,006
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	5	3,394
5.000%	02/15/29	15	8,925
5.250%	01/30/30	60	32,475
5.250%	02/15/31	50	26,125
6.250%	02/15/29	1,090	670,350
7.000%	01/15/28	50	35,187
9.000%	12/15/25	25	24,280
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	50	40,000
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	179,838

			1,118,580

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	364,785
6.625%	02/01/32	50	50,386
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	352,719

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		125	$126,679
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		475	451,935
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27		170	169,123
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		380	397,390
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		35	32,833

				1,945,850

Real Estate — 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	534,318
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	379,278

				913,596

Real Estate Investment Trusts (REITs) — 0.1%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		75	75,012
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		150	150,702
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		275	248,301
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		450	479,682

				953,697

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,725
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		86	91,747
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		375	412,997
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31		100	119,916
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	464,392
12.000%	11/30/28		200	223,312

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		275	$254,554
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		175	159,957
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	75,148
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		175	173,794

				1,980,542

Telecommunications — 0.1%
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		350	343,470
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
10.000%	10/15/32		175	174,865
Sr. Sec’d. Notes, 144A
10.750%	12/15/30(a)		500	560,459
11.000%	11/15/29		400	450,253
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,782
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,889
2.875%	02/15/31		5	4,385
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	111,380
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		45	46,471
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	07/15/29	EUR	600	660,671

				2,360,625

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)		675	709,275
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		25	25,523
7.125%	02/01/32		55	56,314

				791,112

TOTAL CORPORATE BONDS (cost $30,377,937)				29,641,810

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS — 0.0%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.371%(c)	11/17/28		99	$95,091

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
7.803%(c)	03/01/29		392	392,017

Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25		49	52,202
First Lien Term Loan, 1 Month SOFR + 10.100%
14.437%(c)	05/25/26		10	8,757
Second Lien Term Loan
8.175%	08/24/26		323	819

				61,778

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27		25	23,970

TOTAL FLOATING RATE AND OTHER LOANS (cost $612,819)				572,856

SOVEREIGN BOND — 0.1%
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	29,459	1,420,245

(cost $1,280,393)
U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds
1.625%	11/15/50(h)		10,080	5,263,650
2.250%	08/15/49		675	418,395
2.375%	11/15/49		460	292,675
3.000%	11/15/44		2,250	1,708,242
3.000%	02/15/49		1,350	983,180
4.125%	08/15/44		2,350	2,128,586
4.750%	11/15/43		525	518,684
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26		17,212	16,806,590
0.125%	01/15/30		25,360	23,040,165
0.125%	01/15/31		5,202	4,618,931
0.125%	01/15/32		268	232,086
0.125%	02/15/51		3,425	1,883,978
0.250%	07/15/29		167	154,331
0.250%	02/15/50		4,187	2,440,465
0.375%	01/15/27		4,352	4,217,800
0.375%	07/15/27		52	49,811
0.500%	01/15/28		26,781	25,610,091
0.625%	02/15/43		8,451	6,186,831
0.750%	02/15/42		3,611	2,766,956
0.750%	02/15/45		3,572	2,588,060
0.875%	01/15/29		5,001	4,776,707
0.875%	02/15/47		131	94,526
1.000%	02/15/46		1,372	1,032,846
1.000%	02/15/48		646	475,714

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
1.000%	02/15/49	602	$438,642
1.125%	01/15/33	731	672,939
1.250%	04/15/28	921	897,353
1.375%	07/15/33	4,532	4,241,344
1.375%	02/15/44	1,849	1,537,546
1.500%	02/15/53	5,867	4,699,919
1.750%	01/15/28	6,780	6,732,525
1.750%	01/15/34	13,740	13,179,719
1.875%	07/15/34	7,053	6,837,273
2.000%	01/15/26	4,425	4,424,058
2.125%	04/15/29	1,118	1,119,248
2.375%	01/15/27	10,801	10,899,646
2.500%	01/15/29	941	957,838
3.375%	04/15/32	24,508	26,542,347
3.875%	04/15/29	451	484,116
U.S. Treasury Notes
0.750%	01/31/28	15,500	13,928,203
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(h)(k)	4,560	1,913,775
3.328%(s)	11/15/40(k)	1,845	826,286
4.500%(s)	05/15/46	165	56,210
4.715%(s)	11/15/41	135	57,364
4.734%(s)	11/15/43	80	30,859
4.762%(s)	05/15/43(k)	1,975	780,356

TOTAL U.S. TREASURY OBLIGATIONS (cost $219,736,339)			209,546,866

TOTAL LONG-TERM INVESTMENTS (cost $1,730,757,961)			1,815,969,415

		Shares
SHORT-TERM INVESTMENTS — 24.9%
AFFILIATED MUTUAL FUNDS — 12.4%
PGIM Core Ultra Short Bond Fund(wa)		215,971,965	215,971,965
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $72,665,070; includes $72,310,350 of cash collateral for securities on loan)(b)(wa)		72,708,695	72,665,070

TOTAL AFFILIATED MUTUAL FUNDS (cost $288,637,035)			288,637,035

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 6.4%
U.S. Treasury Bills
4.466%	01/09/25	64,500	64,447,210
4.507%	02/11/25	5,000	4,976,757
4.467%	03/11/25(k)	55,500	55,060,838
4.216%	03/20/25(h)(k)	18,000	17,839,175
4.782%	07/10/25(k)	8,000	7,827,689

TOTAL U.S. TREASURY OBLIGATIONS (cost $150,087,112)			150,151,669

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

UNAFFILIATED FUNDS — 5.6%
BlackRock Liquidity FedFund (7-day effective yield 4.366%) (Institutional Shares)	34,410,677	$34,410,677
Goldman Sachs Financial Square Government Fund (7-day effective yield 4.424%) (Institutional Shares)	34,410,679	34,410,679
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (7-day effective yield 4.370%) (Institutional Shares)	60,741,727	60,741,727

TOTAL UNAFFILIATED FUNDS (cost $129,563,083)		129,563,083

OPTIONS PURCHASED*~ — 0.5% (cost $9,004,418)		11,279,887

TOTAL SHORT-TERM INVESTMENTS (cost $577,291,648)		579,631,674

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.8% (cost $2,308,049,609)		2,395,601,089

OPTIONS WRITTEN*~ — (0.0)% (premiums received $63,270)		(75,569)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.8% (cost $2,307,986,339)		2,395,525,520
Liabilities in excess of other assets(z) — (2.8)%		(65,231,237)

NET ASSETS — 100.0%		$2,330,294,283

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,375,447; cash collateral of $72,310,350 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A, 6.625%, 08/15/27(d)	01/31/24	$5,063	$86	0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	01/31/24	27,500	890	0.0

Total		$32,563	$976	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	12	30	$1,650

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	02/28/29	$4,510.00	10	1	$2,204,076
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	55	6	9,043,950

Total Exchange Traded (cost $8,991,776)						$11,249,676

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	4,970	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	3,310	393
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	207	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	408	9,688
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	207	—
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	207	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	103	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	207	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	124	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	207	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	204	2
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	203	—
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	101	—
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	207	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	408	21
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	203	—
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	124	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	123	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	122	—

Total OTC Traded (cost $12,642)							$10,104

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/4.490%	3,550	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/4.490%	3,550	1,384
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/4.490%	3,550	2,494
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/4.490%	4.24%(A)	1,375	5,407

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/4.490%	4.19%(A)	1,030	$10,822

Total OTC Swaptions (cost $0)								$20,107

Total Options Purchased (cost $9,004,418)								$11,279,887

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	12	30	$(7,125)
3 Month SOFR	Put	12/12/25	$96.50	12	30	(20,100)

Total Exchange Traded (premiums received $26,512)						$(27,225)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	4,970	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	3,310	(1)
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	207	(1,120)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	408	(3,320)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	207	(3,186)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	103	(249)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	207	(6,495)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	124	—
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	207	(161)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	204	(1,857)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	101	(1,121)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	203	(3,033)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	207	(2)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	408	(1,232)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	203	(274)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	123	(63)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	122	(278)

Total OTC Traded (premiums received $30,538)							$(22,392)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/4.490%	2.52%(A)	7,100	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/4.490%	3.10%(A)	7,100	(176)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/4.490%	3.29%(A)	7,100	(2,143)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/4.490%	3,550	$(2,275)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/4.490%	3,550	(1,862)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	2,750	(3,594)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	2,060	(11,445)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,090	(1,839)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,080	(1,309)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	3,080	(1,309)

Total OTC Swaptions (premiums received $6,220)								$(25,952)

Total Options Written (premiums received $63,270)								$(75,569)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	1,300	$1,199	$(10,891)

(cost $12,090)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	6,500	$(3,389)	$3,354
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	6,500	(710)	4,247

Total Centrally Cleared Swaptions (premiums received $11,700)							$(4,099)		$7,601

Financial Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
191	2 Year U.S. Treasury Notes	Mar. 2025	$39,271,391	$(14,317)
361	5 Year U.S. Treasury Notes	Mar. 2025	38,375,993	(171,710)
365	10 Year U.S. Treasury Notes	Mar. 2025	39,693,750	(386,729)
148	10 Year U.S. Ultra Treasury Notes	Mar. 2025	16,474,250	(243,574)
108	20 Year U.S. Treasury Bonds	Mar. 2025	12,295,125	(252,911)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Financial Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
73	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	$8,680,156	$(294,925)
1	ASX SPI 200 Index	Mar. 2025	126,080	2,113
2	FTSE 100 Index	Mar. 2025	204,823	3,001
26	FTSE/MIB Index	Mar. 2025	4,618,855	(88,283)
60	IBEX 35 Index	Jan. 2025	7,201,188	(109,158)
24	IFSC Nifty 50 Index	Jan. 2025	1,140,936	(8,587)
269	Mini MSCI EAFE Index	Mar. 2025	30,497,875	(1,033,525)
38	NASDAQ 100 E-Mini Index	Mar. 2025	16,132,140	(656,850)
50	Russell 2000 E-Mini Index	Mar. 2025	5,624,500	(354,545)
1	S&P/TSX 60 Index	Mar. 2025	206,630	3,946
69	TOPIX Index	Mar. 2025	12,219,549	144,995
3	Yen Denominated Nikkei 225 Index	Mar. 2025	375,512	8,841

				(3,452,218)

Short Positions:
5	5 Year Euro-Bobl	Mar. 2025	610,426	7,993
42	5 Year U.S. Treasury Notes	Mar. 2025	4,464,797	17,656
13	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	1,545,781	69,043
12	Euro STOXX 50 Index	Mar. 2025	606,718	12,190
6	Mini MSCI Emerging Markets Index	Mar. 2025	322,140	11,880
21	S&P 500 E-Mini Index	Mar. 2025	6,232,538	59,270
2	TOPIX Index	Mar. 2025	354,190	(5,594)

				172,438

				$(3,279,780)

Commodity Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
125	Brent Crude	Mar. 2025	$9,330,000	$60,084
43	Coffee ‘C’	Mar. 2025	5,155,969	776,846
66	Copper	Mar. 2025	6,643,725	(508,760)
258	Corn	Mar. 2025	5,914,650	330,740
127	Cotton No. 2	Mar. 2025	4,343,400	(203,041)
49	Gasoline RBOB	Mar. 2025	4,175,888	135,863
80	Gold 100 OZ	Feb. 2025	21,128,000	(1,012,428)
74	Hard Red Winter Wheat	Mar. 2025	2,069,225	(109,267)
102	Lean Hogs	Feb. 2025	3,317,040	(165,340)
79	Live Cattle	Feb. 2025	6,054,560	153,485
24	LME Lead	Jan. 2025	1,159,614	(140,042)
21	LME Lead	Mar. 2025	1,022,774	(80,563)
52	LME Nickel	Jan. 2025	4,723,702	(705,270)
14	LME Nickel	Mar. 2025	1,285,481	(59,392)
99	LME PRI Aluminum	Jan. 2025	6,277,788	(308,891)
98	LME PRI Aluminum	Mar. 2025	6,259,676	(209,506)
43	LME Zinc	Jan. 2025	3,182,473	(221,597)
37	LME Zinc	Mar. 2025	2,756,815	(124,878)
47	Low Sulphur Gas Oil	Mar. 2025	3,233,600	152,161
410	Natural Gas	Mar. 2025	12,701,800	1,476,541
37	NY Harbor ULSD	Mar. 2025	3,565,498	204,358
59	Silver	Mar. 2025	8,626,390	(974,608)
147	Soybean	Mar. 2025	7,427,175	119,720
119	Soybean Meal	Mar. 2025	3,771,110	233,690

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Commodity Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
140	Soybean Oil	Mar. 2025	$3,390,240	$(113,686)
154	Sugar #11 (World)	Mar. 2025	3,321,965	(283,243)
50	Wheat	Mar. 2025	1,378,750	(91,460)
159	WTI Crude	Mar. 2025	11,328,750	510,208

				(1,158,276)

Short Positions:
24	LME Lead	Jan. 2025	1,159,614	90,615
52	LME Nickel	Jan. 2025	4,723,702	219,076
10	LME Nickel	Mar. 2025	918,200	25,601
99	LME PRI Aluminum	Jan. 2025	6,277,788	222,321
1	LME PRI Aluminum	Mar. 2025	63,874	(711)
43	LME Zinc	Jan. 2025	3,182,473	143,375
20	LME Zinc	Mar. 2025	1,490,170	71,814

				772,091

				$(386,185)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/15/25	BARC	AUD	151,766	$97,854,981	$93,937,089	$—	$(3,917,892)
Expiring 01/22/25	CITI	AUD	508	323,996	314,247	—	(9,749)
Expiring 03/13/25	BNP	AUD	218	135,937	134,942	—	(995)
Brazilian Real,
Expiring 01/23/25	MSI	BRL	504	80,300	81,282	982	—
Expiring 02/04/25	GSI	BRL	4,524	775,336	727,535	—	(47,801)
Expiring 02/04/25	GSI	BRL	1,239	211,000	199,293	—	(11,707)
British Pound,
Expiring 01/15/25	BARC	GBP	34,913	44,240,964	43,701,852	—	(539,112)
Expiring 01/15/25	BARC	GBP	4,900	6,256,784	6,133,521	—	(123,263)
Expiring 01/15/25	BARC	GBP	4,400	5,599,853	5,507,651	—	(92,202)
Expiring 01/15/25	BARC	GBP	2,300	2,936,661	2,879,000	—	(57,661)
Expiring 01/15/25	BARC	GBP	1,600	2,041,201	2,002,782	—	(38,419)
Expiring 01/15/25	BARC	GBP	1,400	1,767,644	1,752,435	—	(15,209)
Expiring 01/15/25	BARC	GBP	900	1,138,185	1,126,565	—	(11,620)
Expiring 01/15/25	BARC	GBP	800	1,019,246	1,001,391	—	(17,855)
Expiring 01/15/25	BARC	GBP	400	509,483	500,695	—	(8,788)
Expiring 01/15/25	BARC	GBP	400	507,597	500,695	—	(6,902)
Expiring 03/13/25	BNP	GBP	208	260,699	260,472	—	(227)
Expiring 03/13/25	BNP	GBP	68	86,776	85,465	—	(1,311)
Expiring 03/13/25	GSI	GBP	28	35,863	35,323	—	(540)
Expiring 03/13/25	JPM	GBP	23	29,765	29,313	—	(452)
Canadian Dollar,
Expiring 01/15/25	BARC	CAD	20,114	14,102,418	14,000,297	—	(102,121)
Expiring 01/15/25	BARC	CAD	13,540	9,462,407	9,424,416	—	(37,991)
Expiring 01/15/25	BARC	CAD	2,995	2,084,997	2,085,043	46	—
Expiring 01/15/25	BARC	CAD	1,453	1,010,381	1,011,350	969	—
Expiring 01/15/25	BARC	CAD	51	35,664	35,161	—	(503)
Expiring 01/15/25	BARC	CAD	48	33,653	33,177	—	(476)
Expiring 01/15/25	BARC	CAD	47	33,049	32,683	—	(366)
Expiring 01/15/25	BARC	CAD	22	15,535	15,366	—	(169)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/15/25	BARC	CAD	20	$14,087	$13,847	$—	$(240)
Expiring 01/15/25	MSCS	CAD	31,092	22,208,232	21,642,018	—	(566,214)
Expiring 01/15/25	MSCS	CAD	8,448	5,876,618	5,880,355	3,737	—
Expiring 01/15/25	MSCS	CAD	6,589	4,581,496	4,586,339	4,843	—
Expiring 01/15/25	MSCS	CAD	14	9,913	9,930	17	—
Expiring 03/13/25	BNP	CAD	81	56,562	56,290	—	(272)
Expiring 03/13/25	JPM	CAD	79	55,631	55,367	—	(264)
Expiring 03/13/25	UAG	CAD	337	235,202	235,295	93	—
China Yuan,
Expiring 03/13/25	BNP	CNY	28	3,864	3,836	—	(28)
Chinese Renminbi,
Expiring 02/19/25	MSI	CNH	1,362	187,601	185,801	—	(1,800)
Expiring 03/19/25	GSI	CNH	1,072	147,636	146,308	—	(1,328)
Czech Koruna,
Expiring 01/21/25	DB	CZK	5,422	229,000	222,926	—	(6,074)
Expiring 01/21/25	MSI	CZK	2,931	126,000	120,530	—	(5,470)
Expiring 03/19/25	CITI	CZK	3,172	133,415	130,558	—	(2,857)
Danish Krone,
Expiring 03/19/25	MSI	DKK	2,284	322,461	318,658	—	(3,803)
Euro,
Expiring 01/15/25	BARC	EUR	80,762	84,886,177	83,707,610	—	(1,178,567)
Expiring 01/15/25	BARC	EUR	3,300	3,458,947	3,420,349	—	(38,598)
Expiring 01/15/25	BARC	EUR	2,300	2,419,902	2,383,880	—	(36,022)
Expiring 01/15/25	BARC	EUR	600	629,711	621,882	—	(7,829)
Expiring 01/21/25	BARC	EUR	245	257,941	253,995	—	(3,946)
Expiring 01/21/25	CITI	EUR	156	164,204	161,669	—	(2,535)
Expiring 01/21/25	CITI	EUR	98	102,500	101,251	—	(1,249)
Expiring 01/21/25	CITI	EUR	97	102,500	100,513	—	(1,987)
Expiring 01/21/25	DB	EUR	393	414,796	407,680	—	(7,116)
Expiring 01/21/25	JPM	EUR	192	208,898	199,049	—	(9,849)
Expiring 03/13/25	BARC	EUR	546	569,180	567,077	—	(2,103)
Expiring 03/13/25	JPM	EUR	208	218,753	215,774	—	(2,979)
Expiring 03/13/25	UAG	EUR	208	218,874	216,423	—	(2,451)
Expiring 03/13/25	UAG	EUR	208	218,853	215,775	—	(3,078)
Expiring 03/19/25	HSBC	EUR	50	52,087	51,807	—	(280)
Hong Kong Dollar,
Expiring 02/19/25	GSI	HKD	8,147	1,048,735	1,049,587	852	—
Expiring 03/13/25	BNP	HKD	75	9,696	9,703	7	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	117,830	315,000	296,340	—	(18,660)
Indian Rupee,
Expiring 03/13/25	GSI	INR	97,384	1,141,357	1,129,419	—	(11,938)
Expiring 03/13/25	GSI	INR	3,483	40,505	40,392	—	(113)
Expiring 03/19/25	BOA	INR	37,967	446,000	440,077	—	(5,923)
Expiring 03/19/25	BOA	INR	31,512	370,000	365,256	—	(4,744)
Expiring 03/19/25	HSBC	INR	28,708	336,000	332,755	—	(3,245)
Expiring 03/19/25	UAG	INR	95,776	1,121,011	1,110,144	—	(10,867)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	19,229,113	1,206,041	1,180,231	—	(25,810)
Israeli Shekel,
Expiring 01/22/25	MSI	ILS	1,798	504,456	494,909	—	(9,547)
Japanese Yen,
Expiring 01/15/25	BARC	JPY	4,620,879	30,867,031	29,420,179	—	(1,446,852)
Expiring 01/15/25	BARC	JPY	654,962	4,341,217	4,170,008	—	(171,209)
Expiring 01/15/25	BARC	JPY	406,798	2,605,370	2,590,001	—	(15,369)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/15/25	BARC	JPY	231,636	$1,525,027	$1,474,781	$—	$(50,246)
Expiring 01/15/25	BARC	JPY	172,860	1,139,539	1,100,561	—	(38,978)
Expiring 01/15/25	BARC	JPY	119,458	783,040	760,567	—	(22,473)
Expiring 01/15/25	BARC	JPY	5,924	38,644	37,716	—	(928)
Expiring 01/15/25	BARC	JPY	2,840	18,549	18,080	—	(469)
Expiring 01/15/25	MSCS	JPY	722,043	4,576,723	4,597,100	20,377	—
Expiring 01/15/25	MSCS	JPY	701,909	4,482,072	4,468,912	—	(13,160)
Expiring 01/15/25	MSCS	JPY	616,638	3,910,244	3,926,009	15,765	—
Expiring 01/15/25	MSCS	JPY	221,952	1,419,215	1,413,122	—	(6,093)
Expiring 01/15/25	MSCS	JPY	7,124	45,522	45,357	—	(165)
Expiring 02/19/25	CITI	JPY	30,632	195,142	195,830	688	—
Expiring 03/13/25	CITI	JPY	19,714	129,721	126,359	—	(3,362)
Expiring 03/13/25	JPM	JPY	2,355	15,497	15,095	—	(402)
Expiring 03/13/25	UAG	JPY	62,014	399,539	397,476	—	(2,063)
Expiring 03/13/25	UAG	JPY	4,688	30,847	30,048	—	(799)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	2,641	128,549	125,002	—	(3,547)
Expiring 03/19/25	UAG	MXN	4,376	213,950	207,158	—	(6,792)
New Taiwanese Dollar,
Expiring 03/13/25	JPM	TWD	369	11,409	11,233	—	(176)
Expiring 03/19/25	BOA	TWD	11,650	358,000	355,129	—	(2,871)
Expiring 03/19/25	CITI	TWD	11,309	350,000	344,729	—	(5,271)
Expiring 03/19/25	CITI	TWD	9,041	280,000	275,612	—	(4,388)
New Zealand Dollar,
Expiring 01/15/25	MSCS	NZD	76,065	44,458,853	42,561,972	—	(1,896,881)
Expiring 03/13/25	BNP	NZD	5	2,843	2,761	—	(82)
Expiring 03/13/25	GSI	NZD	2	1,318	1,280	—	(38)
Expiring 03/13/25	JPM	NZD	2	1,337	1,299	—	(38)
Expiring 03/13/25	UAG	NZD	12	6,719	6,526	—	(193)
Norwegian Krone,
Expiring 01/15/25	BARC	NOK	44,145	3,895,639	3,877,893	—	(17,746)
Expiring 01/15/25	BARC	NOK	425	37,922	37,325	—	(597)
Expiring 01/15/25	BARC	NOK	207	18,158	18,143	—	(15)
Expiring 01/15/25	MSCS	NOK	204,824	18,446,020	17,992,619	—	(453,401)
Expiring 03/13/25	BOA	NOK	32	2,814	2,770	—	(44)
Expiring 03/13/25	GSI	NOK	16	1,395	1,373	—	(22)
Expiring 03/13/25	JPM	NOK	32	2,895	2,850	—	(45)
Expiring 03/13/25	UAG	NOK	19	1,723	1,696	—	(27)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	30,957	529,207	529,565	358	—
Expiring 03/19/25	JPM	PHP	10,678	180,000	182,656	2,656	—
Expiring 03/19/25	JPM	PHP	10,645	180,000	182,105	2,105	—
Polish Zloty,
Expiring 01/21/25	DB	PLN	1,595	402,604	385,863	—	(16,741)
Singapore Dollar,
Expiring 02/19/25	CITI	SGD	1,214	904,698	891,067	—	(13,631)
South African Rand,
Expiring 03/19/25	BARC	ZAR	4,255	236,765	223,869	—	(12,896)
South Korean Won,
Expiring 01/02/25	MSI	KRW	297,045	207,000	201,595	—	(5,405)
Expiring 03/13/25	BARC	KRW	782,310	546,153	530,954	—	(15,199)
Swedish Krona,
Expiring 01/15/25	BARC	SEK	28,680	2,632,537	2,594,239	—	(38,298)
Expiring 01/15/25	BARC	SEK	13,584	1,237,871	1,228,757	—	(9,114)
Expiring 01/15/25	BARC	SEK	5,940	540,640	537,284	—	(3,356)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 01/15/25	BARC	SEK	1,104	$101,966	$99,850	$—	$(2,116)
Expiring 01/15/25	BARC	SEK	551	49,869	49,807	—	(62)
Expiring 01/15/25	BARC	SEK	545	49,859	49,290	—	(569)
Expiring 01/15/25	BARC	SEK	455	41,382	41,149	—	(233)
Expiring 01/15/25	BARC	SEK	374	33,991	33,859	—	(132)
Expiring 01/15/25	BARC	SEK	152	13,818	13,729	—	(89)
Expiring 01/15/25	MSCS	SEK	425,361	38,697,114	38,476,113	—	(221,001)
Expiring 01/15/25	MSCS	SEK	30,899	2,837,627	2,794,965	—	(42,662)
Expiring 01/15/25	MSCS	SEK	130	11,842	11,721	—	(121)
Expiring 03/13/25	BNP	SEK	213	19,536	19,300	—	(236)
Expiring 03/13/25	GSI	SEK	154	14,172	14,003	—	(169)
Expiring 03/13/25	SSB	SEK	196	18,018	17,802	—	(216)
Expiring 03/19/25	CITI	SEK	14,951	1,365,346	1,357,166	—	(8,180)
Swiss Franc,
Expiring 01/15/25	BARC	CHF	263	294,536	290,263	—	(4,273)
Expiring 01/15/25	BARC	CHF	185	209,727	203,819	—	(5,908)
Expiring 01/15/25	BARC	CHF	79	88,749	87,278	—	(1,471)
Expiring 01/15/25	BARC	CHF	40	44,366	44,185	—	(181)
Expiring 01/15/25	BARC	CHF	34	39,220	37,868	—	(1,352)
Expiring 01/15/25	BARC	CHF	26	30,179	29,172	—	(1,007)
Expiring 01/15/25	BARC	CHF	10	11,941	11,554	—	(387)
Expiring 01/15/25	MSCS	CHF	9	10,172	9,933	—	(239)
Expiring 03/13/25	CITI	CHF	18	19,931	19,618	—	(313)
Expiring 03/13/25	GSI	CHF	9	9,907	9,751	—	(156)
Expiring 03/19/25	GSI	CHF	3,302	3,755,344	3,670,735	—	(84,609)
Thai Baht,
Expiring 03/19/25	BOA	THB	7,669	226,000	226,113	113	—
Expiring 03/19/25	CITI	THB	9,228	268,000	272,054	4,054	—
Turkish Lira,
Expiring 01/13/25	BARC	TRY	5,757	160,049	160,714	665	—
Expiring 01/13/25	BARC	TRY	2,642	73,508	73,759	251	—
Expiring 01/15/25	HSBC	TRY	18,687	518,358	520,555	2,197	—
Expiring 01/22/25	CITI	TRY	17,017	469,027	470,642	1,615	—
Expiring 04/06/26	BARC	TRY	30,901	532,506	592,401	59,895	—
Expiring 04/06/26	GSI	TRY	32,986	592,738	632,363	39,625	—
Expiring 04/06/26	GSI	TRY	30,571	531,205	586,065	54,860	—
Expiring 04/06/26	GSI	TRY	28,432	522,162	545,057	22,895	—
Expiring 04/06/26	GSI	TRY	3,100	54,669	59,424	4,755	—

				$511,297,009	$499,865,248	244,420	(11,676,181)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/15/25	BARC	AUD	6,400	$4,062,159	$3,961,342	$100,817	$—
Expiring 01/15/25	BARC	AUD	4,600	2,945,625	2,847,215	98,410	—
Expiring 01/15/25	BARC	AUD	4,500	2,866,424	2,785,319	81,105	—
Expiring 01/15/25	BARC	AUD	2,900	1,809,767	1,794,983	14,784	—
Expiring 01/15/25	BARC	AUD	2,000	1,262,656	1,237,920	24,736	—
Expiring 01/15/25	MSCS	AUD	93,866	60,529,605	58,099,324	2,430,281	—
Expiring 01/15/25	MSCS	AUD	15,700	10,041,343	9,717,667	323,676	—
Expiring 01/15/25	MSCS	AUD	6,900	4,382,723	4,270,821	111,902	—
Expiring 01/15/25	MSCS	AUD	1,600	1,019,223	990,336	28,887	—

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 03/13/25	BARC	AUD	—*	$302	$295	$7	$—
Expiring 03/13/25	BNYM	AUD	1	410	400	10	—
Expiring 03/13/25	CITI	AUD	7	4,169	4,069	100	—
Expiring 03/13/25	JPM	AUD	1	596	582	14	—
Brazilian Real,
Expiring 01/23/25	JPM	BRL	504	80,300	81,282	—	(982)
Expiring 03/13/25	GSI	BRL	62	10,284	9,984	300	—
British Pound,
Expiring 01/15/25	BARC	GBP	4,400	5,499,605	5,507,651	—	(8,046)
Expiring 01/15/25	BARC	GBP	3,600	4,510,059	4,506,260	3,799	—
Expiring 01/15/25	BARC	GBP	2,300	2,892,673	2,879,000	13,673	—
Expiring 01/15/25	BARC	GBP	1,700	2,136,206	2,127,956	8,250	—
Expiring 01/15/25	MSCS	GBP	24,713	31,315,558	30,934,114	381,444	—
Expiring 01/15/25	MSCS	GBP	800	1,000,433	1,001,391	—	(958)
Expiring 01/21/25	HSBC	GBP	1,488	1,935,892	1,861,868	74,024	—
Expiring 03/13/25	CITI	GBP	20	25,582	25,448	134	—
Expiring 03/19/25	GSI	GBP	1,774	2,249,381	2,218,927	30,454	—
Canadian Dollar,
Expiring 01/15/25	BARC	CAD	47,050	33,606,602	32,749,639	856,963	—
Expiring 01/15/25	BARC	CAD	11,192	7,988,764	7,790,535	198,229	—
Expiring 01/15/25	BARC	CAD	10,553	7,470,258	7,345,752	124,506	—
Expiring 01/15/25	BARC	CAD	3,805	2,710,839	2,648,617	62,222	—
Expiring 01/15/25	BARC	CAD	36	25,796	25,238	558	—
Expiring 01/15/25	BARC	CAD	28	19,512	19,518	—	(6)
Expiring 01/22/25	CITI	CAD	1,434	1,012,566	998,410	14,156	—
Expiring 03/13/25	JPM	CAD	29	19,871	19,931	—	(60)
Chilean Peso,
Expiring 03/19/25	TD	CLP	136,892	141,067	137,514	3,553	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	2,906	402,000	396,816	5,184	—
Expiring 03/19/25	CITI	CNH	2,243	310,000	306,324	3,676	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	12,224	531,755	502,643	29,112	—
Expiring 01/21/25	CITI	CZK	12,224	527,663	502,643	25,020	—
Expiring 01/21/25	UAG	CZK	7,149	296,000	293,963	2,037	—
Expiring 01/21/25	UAG	CZK	5,185	224,000	213,214	10,786	—
Danish Krone,
Expiring 03/13/25	BNP	DKK	8	1,170	1,154	16	—
Expiring 03/13/25	GSI	DKK	42	5,993	5,911	82	—
Expiring 03/13/25	JPM	DKK	70	9,917	9,781	136	—
Euro,
Expiring 01/15/25	BARC	EUR	4,200	4,378,118	4,353,172	24,946	—
Expiring 01/15/25	BARC	EUR	3,900	4,064,732	4,042,230	22,502	—
Expiring 01/15/25	BARC	EUR	2,600	2,710,533	2,694,821	15,712	—
Expiring 01/15/25	BARC	EUR	1,000	1,039,779	1,036,470	3,309	—
Expiring 01/15/25	BARC	EUR	200	208,086	207,294	792	—
Expiring 01/15/25	MSCS	EUR	63,162	66,384,963	65,465,748	919,215	—
Expiring 01/21/25	BARC	EUR	6,630	7,280,130	6,873,923	406,207	—
Expiring 01/21/25	CITI	EUR	378	408,000	391,573	16,427	—
Expiring 01/21/25	CITI	EUR	195	205,000	202,123	2,877	—
Expiring 01/21/25	CITI	EUR	192	208,176	199,049	9,127	—
Expiring 01/21/25	GSI	EUR	6,252	6,831,267	6,482,026	349,241	—
Expiring 01/21/25	SSB	EUR	5,206	5,740,075	5,396,780	343,295	—
Expiring 03/13/25	BNP	EUR	174	182,923	180,384	2,539	—
Expiring 03/13/25	GSI	EUR	156	164,543	162,262	2,281	—

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 03/13/25	JPM	EUR	54	$56,826	$56,038	$788	$—
Expiring 03/19/25	CITI	EUR	1,607	1,689,732	1,669,990	19,742	—
Expiring 03/19/25	GSI	EUR	139	146,681	144,692	1,989	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	87,568	221,000	220,232	768	—
Expiring 01/21/25	UAG	HUF	68,372	185,612	171,954	13,658	—
Expiring 03/13/25	UAG	HUF	477	1,217	1,196	21	—
Indonesian Rupiah,
Expiring 03/19/25	CITI	IDR	3,335,280	208,000	204,710	3,290	—
Israeli Shekel,
Expiring 03/13/25	JPM	ILS	29	8,063	7,963	100	—
Japanese Yen,
Expiring 01/15/25	BARC	JPY	562,391	3,671,493	3,580,629	90,864	—
Expiring 01/15/25	BARC	JPY	541,431	3,623,681	3,447,178	176,503	—
Expiring 01/15/25	BARC	JPY	263,772	1,761,078	1,679,385	81,693	—
Expiring 01/15/25	BARC	JPY	1,993	12,785	12,692	93	—
Expiring 01/15/25	MSCS	JPY	3,083,839	20,598,499	19,634,166	964,333	—
Expiring 03/13/25	BNP	JPY	4,909	31,392	31,466	—	(74)
Malaysian Ringgit,
Expiring 03/13/25	GSI	MYR	35	7,852	7,774	78	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	56,356	1,747,030	1,717,949	29,081	—
Expiring 03/19/25	CITI	TWD	12,482	385,000	380,493	4,507	—
New Zealand Dollar,
Expiring 01/15/25	BARC	NZD	50,165	29,319,908	28,069,670	1,250,238	—
Expiring 01/15/25	BARC	NZD	10,700	6,254,419	5,987,168	267,251	—
Expiring 01/15/25	BARC	NZD	10,400	6,108,667	5,819,303	289,364	—
Expiring 01/15/25	BARC	NZD	6,500	3,806,361	3,637,064	169,297	—
Expiring 01/15/25	BARC	NZD	3,000	1,731,869	1,678,645	53,224	—
Expiring 01/15/25	BARC	NZD	800	466,088	447,638	18,450	—
Expiring 01/15/25	MSCS	NZD	10,000	5,629,370	5,595,483	33,887	—
Expiring 01/15/25	MSCS	NZD	1,100	644,932	615,503	29,429	—
Norwegian Krone,
Expiring 01/15/25	BARC	NOK	26,742	2,406,208	2,349,119	57,089	—
Expiring 01/15/25	BARC	NOK	25,051	2,256,564	2,200,588	55,976	—
Expiring 01/15/25	BARC	NOK	561	49,653	49,312	341	—
Expiring 01/15/25	MSCS	NOK	49,630	4,449,774	4,359,721	90,053	—
Expiring 01/15/25	MSCS	NOK	28,067	2,504,147	2,465,510	38,637	—
Expiring 01/15/25	MSCS	NOK	12,146	1,073,280	1,066,968	6,312	—
Expiring 01/15/25	MSCS	NOK	2,986	268,115	262,338	5,777	—
Expiring 01/15/25	MSCS	NOK	99	8,718	8,707	11	—
Peruvian Nuevo Sol,
Expiring 03/19/25	BOA	PEN	914	245,231	242,828	2,403	—
Expiring 03/19/25	CITI	PEN	772	207,000	204,927	2,073	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	717	176,000	173,416	2,584	—
Expiring 01/21/25	BOA	PLN	724	178,000	175,126	2,874	—
Expiring 01/21/25	GSI	PLN	918	226,000	222,065	3,935	—
Expiring 03/13/25	BOA	PLN	34	8,332	8,201	131	—
Singapore Dollar,
Expiring 03/13/25	JPM	SGD	3	2,597	2,566	31	—
Expiring 03/19/25	BARC	SGD	1,174	880,384	862,130	18,254	—
Expiring 03/19/25	JPM	SGD	660	490,000	484,900	5,100	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	5,632	299,983	298,366	1,617	—

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/13/25	BNP	ZAR	3	$185	$178	$7	$—
Expiring 03/13/25	UAG	ZAR	34	1,865	1,795	70	—
South Korean Won,
Expiring 03/13/25	JPM	KRW	999,157	700,376	678,128	22,248	—
Expiring 03/19/25	BOA	KRW	457,110	316,000	310,318	5,682	—
Expiring 03/19/25	HSBC	KRW	290,038	206,000	196,898	9,102	—
Expiring 03/19/25	JPM	KRW	1,473,117	1,034,296	1,000,055	34,241	—
Swedish Krona,
Expiring 01/15/25	BARC	SEK	843,603	76,785,475	76,308,330	477,145	—
Expiring 01/15/25	BARC	SEK	166	15,047	15,015	32	—
Expiring 01/15/25	BARC	SEK	149	13,560	13,523	37	—
Expiring 01/15/25	MSCS	SEK	540	49,381	48,876	505	—
Expiring 01/15/25	MSCS	SEK	293	26,798	26,460	338	—
Expiring 01/15/25	MSCS	SEK	60	5,402	5,384	18	—
Expiring 01/15/25	MSCS	SEK	58	5,310	5,254	56	—
Swiss Franc,
Expiring 01/15/25	BARC	CHF	2,138	2,423,414	2,360,267	63,147	—
Expiring 01/15/25	BARC	CHF	867	969,296	956,500	12,796	—
Expiring 01/15/25	BARC	CHF	273	303,694	301,067	2,627	—
Expiring 01/15/25	BARC	CHF	174	194,298	191,661	2,637	—
Expiring 01/15/25	BARC	CHF	41	46,404	45,467	937	—
Expiring 01/15/25	MSCS	CHF	31,788	36,008,481	35,085,382	923,099	—
Expiring 01/15/25	MSCS	CHF	194	215,017	214,202	815	—
Expiring 01/15/25	MSCS	CHF	35	39,362	38,832	530	—
Expiring 01/15/25	MSCS	CHF	12	13,615	13,499	116	—
Thai Baht,
Expiring 03/13/25	UAG	THB	138	4,042	4,065	—	(23)
Expiring 03/19/25	HSBC	THB	33,293	982,222	981,569	653	—
Expiring 03/19/25	JPM	THB	12,283	359,000	362,140	—	(3,140)
Turkish Lira,
Expiring 01/22/25	CITI	TRY	8,618	239,000	238,351	649	—
Expiring 01/22/25	CITI	TRY	7,748	215,000	214,268	732	—
Expiring 03/13/25	UAG	TRY	22	567	571	—	(4)
Expiring 04/06/26	BARC	TRY	29,070	554,918	557,292	—	(2,374)
Expiring 04/06/26	BARC	TRY	4,952	96,158	94,936	1,222	—
Expiring 04/06/26	BARC	TRY	3,948	73,908	75,682	—	(1,774)
Expiring 04/06/26	BARC	TRY	3,211	59,574	61,552	—	(1,978)
Expiring 04/06/26	GSI	TRY	4,302	78,591	82,474	—	(3,883)

				$521,774,870	$509,265,372	12,532,800	(23,302)

						$12,777,220	$(11,699,483)

*	Less than 500.

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	1,000	$(81,968)	$(78,626)	$3,342

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	19,240	0.499%	$452,076	$435,864	$(16,212)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 953	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$27,148	$27,148
EUR1,094	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	31,158	31,158
EUR1,094	01/17/34	2.182%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	32,116	32,116

				$—	$90,422	$90,422

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	$(16,485)	$100,557	$117,042
JPY	16,936	11/12/54	1.742%(A)	1 Day TONAR(1)(A)/ 0.227%	—	2,269	2,269
MXN	131,992	11/22/27	8.960%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(26,153)	(26,153)
	2,756	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(3,733)	(3,733)
	3,392	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	1,089	1,089

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
7,668	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$947	$947
24,220	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	62,743	62,743
6,940	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.490%	448	(8,275)	(8,723)
7,760	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(25,449)	(25,449)
6,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.490%	39,953	32,720	(7,233)
12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(50,607)	(50,607)
1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	317	(16,741)	(17,058)
6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	1,856	32,580	30,724
3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(4,179)	(9,207)	(5,028)
4,105	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(59,662)	(59,662)
1,060	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	(7,634)	(36,737)	(29,103)
485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	221,386	227,489	6,103
935	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	7,262	34,872	27,610
3,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	58,713	58,713

				$242,924	$317,415	$74,491

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Barclays Japan REITs Index(Q)	1 Day TONAR -2bps(Q)/0.207%	BARC	11/11/25	JPY 161,796	$(7,001)	$—	$(7,001)
Barclays S&P Small Cap 600 Index(Q)	1 Day SOFR +55bps(Q)/5.04%	BARC	07/21/25	615	(17,745)	—	(17,745)
Barclays S&P Small Cap 600 Index(Q)	1 Day SOFR +55bps(Q)/5.04%	BARC	07/21/25	1,903	(54,903)	—	(54,903)
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/4.31%	ML	03/31/25	49,180	(5,888)	—	(5,888)
BNP EM Value Index(Q)	1 Day SOFR +60bps(Q)/5.09%	BNP	05/22/25	3,224	(237,026)	—	(237,026)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/2.955%	BNP	12/15/25	EUR 177	(4,848)	—	(4,848)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/2.955%	BNP	12/15/25	EUR 177	(4,000)	—	(4,000)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/2.955%	BNP	12/15/25	EUR 177	(3,312)	—	(3,312)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/2.955%	BNP	12/15/25	EUR 413	(3,807)	—	(3,807)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/2.955%	BNP	12/15/25	EUR 476	(8,441)	—	(8,441)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Total return swap agreements outstanding at December 31, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/ 2.955%	BNP	12/15/25	EUR 480	$(397)	$—	$(397)
BNP EU Growth Index(Q)	1 Day EuroSTR -2bps(Q)/ 2.885%	BNP	09/18/25	EUR (1,190)	14,978	—	14,978
BNP EU Quality Growth Index(Q)	1 Day EuroSTR -2bps(Q)/ 2.885%	BNP	09/18/25	EUR (1,563)	14,580	—	14,580
BNP EU Quality Value Index(Q)	1 Day EuroSTR -37bps(Q)/ 2.535%	BNP	09/18/25	EUR 1,543	(16,236)	—	(16,236)
BNP EU Value Index(Q)	1 Day EuroSTR -37bps(Q)/ 2.535%	BNP	09/18/25	EUR 1,177	(11,941)	—	(11,941)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.34%	BNP	12/12/25	(433)	19,841	—	19,841
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.34%	BNP	12/12/25	(433)	18,293	—	18,293
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.34%	BNP	12/12/25	(431)	16,313	—	16,313
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.34%	BNP	12/12/25	(187)	11,810	—	11,810
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.34%	BNP	12/12/25	(185)	10,227	—	10,227
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.34%	BNP	12/15/25	(186)	10,810	—	10,810
JPM Japan Growth Custom Basket Index(Q)	1 Day SOFR - 19bps(Q)/ 4.3%	JPM	12/22/25	(1,118)	21,590	—	21,590
JPM Japan Value Custom Basket Index(Q)	1 Day SOFR(Q)/ 4.49%	JPM	12/22/25	1,094	5,708	—	5,708
JPM SPX1500 Growth Index(Q)	1 Day SOFR +60bps(Q)/ 5.09%	JPM	11/24/25	(875)	52,740	—	52,740
JPM SPX1500 Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.09%	JPM	11/24/25	877	(40,737)	—	(40,737)
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +45bps(Q)/ 4.94%	BARC	05/29/25	(1,368)	34,847	—	34,847
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +45bps(Q)/ 4.94%	BARC	05/29/25	(208)	5,211	—	5,211
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +56bps(Q)/ 5.05%	BARC	05/29/25	(2,815)	72,076	—	72,076
Total Return Benchmark Bond Index(T)	1 Day USOIS - 40bps(T)/ 3.93%	GSI	03/20/25	(3,895)	385,798	—	385,798
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.61%	JPM	05/06/25	3,090	(158,553)	—	(158,553)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Total return swap agreements outstanding at December 31, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.60%	CITI	06/12/25	5,615	$(165,880)	$—	$(165,880)
VanEck Gold Miners ETF Index(Q)	1 Day SOFR +50bps(Q)/ 4.99%	BNP	11/13/25	(1,006)	65,482	—	65,482

					$19,589	$—	$19,589

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$760,304	$(740,715)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$782,204
GS	809,659	—
JPS	—	1,407,912
MSC	—	19,184,964

Total	$809,659	$21,375,080

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$61,556,963	$—	$—
Fixed Income	228,985,509	—	—
Common Stocks	452,239,190	329,619,189	—	**
Preferred Stocks	637,756	139,286	—
Unaffiliated Exchange-Traded Funds	264,398,616	—	—
Unaffiliated Funds	175,243,105	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities
Collateralized Loan Obligations	$—	$61,968,024		$—
Corporate Bonds	—	29,641,810		—
Floating Rate and Other Loans	—	572,856		—
Sovereign Bond	—	1,420,245		—
U.S. Treasury Obligations	—	209,546,866		—
Short-Term Investments
Affiliated Mutual Funds	288,637,035	—		—
U.S. Treasury Obligations	—	150,151,669		—
Unaffiliated Funds	129,563,083	—		—
Options Purchased	1,650	11,278,237		—

Total	$1,601,262,907	$794,338,182	$	—**

Liabilities
Options Written	$(27,225)	$(48,344)		$—

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$7,601		$—
Financial Futures Contracts	340,928	—		—
Commodity Futures Contracts	4,926,498	—		—
OTC Forward Foreign Currency Exchange Contracts	—	12,777,220		—
Centrally Cleared Credit Default Swap Agreement	—	3,342		—
Centrally Cleared Inflation Swap Agreements	—	90,422		—
Centrally Cleared Interest Rate Swap Agreements	—	307,240		—
OTC Total Return Swap Agreements	—	760,304		—

Total	$5,267,426	$13,946,129		$—

Liabilities
Centrally Cleared Swaptions Purchased	$—	$(10,891)		$—
Financial Futures Contracts	(3,620,708)	—		—
Commodity Futures Contracts	(5,312,683)	—		—
OTC Forward Foreign Currency Exchange Contracts	—	(11,699,483)		—
Centrally Cleared Credit Default Swap Agreement	—	(16,212)		—
Centrally Cleared Interest Rate Swap Agreements	—	(232,749)		—
OTC Total Return Swap Agreements	—	(740,715)		—

Total	$(8,933,391)	$(12,700,050)		$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	24.9%
U.S. Treasury Obligations	15.4
Unaffiliated Funds	13.1
Unaffiliated Exchange-Traded Funds	11.3
Collateralized Loan Obligations	2.7
Banks	2.4
Specialized REITs	2.0
Semiconductors & Semiconductor Equipment	1.9

Pharmaceuticals	1.7%
Software	1.7
Retail REITs	1.3
Insurance	1.1
Health Care REITs	1.1
Technology Hardware, Storage & Peripherals	1.0
Oil, Gas & Consumable Fuels	0.9
Industrial REITs	0.9
Residential REITs	0.9

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Interactive Media & Services	0.8%
Capital Markets	0.8
Automobiles	0.7
Broadline Retail	0.7
Hotels, Restaurants & Leisure	0.7
Aerospace & Defense	0.6
Financial Services	0.6
Machinery	0.6
Textiles, Apparel & Luxury Goods	0.5
Health Care Equipment & Supplies	0.5
Electrical Equipment	0.5
Options Purchased	0.5
Consumer Staples Distribution & Retail	0.5
Specialty Retail	0.4
Electric Utilities	0.4
Metals & Mining	0.4
Entertainment	0.4
Chemicals	0.4
Food Products	0.4
Biotechnology	0.4
Diversified Telecommunication Services	0.4
Industrial Conglomerates	0.3
Trading Companies & Distributors	0.3
Office REITs	0.3
Professional Services	0.3
Multi-Utilities	0.3
Health Care Providers & Services	0.3
Beverages	0.3
Diversified REITs	0.3
Building Products	0.2
Personal Care Products	0.2
Construction Materials	0.2
Construction & Engineering	0.2
Electronic Equipment, Instruments & Components	0.2
IT Services	0.2
Real Estate Management & Development	0.2
Household Durables	0.2
Tobacco	0.2
Household Products	0.2
Ground Transportation	0.2
Communications Equipment	0.2
Life Sciences Tools & Services	0.2
Hotel & Resort REITs	0.2
Media	0.2
Wireless Telecommunication Services	0.1
Passenger Airlines	0.1
Electric	0.1
Telecommunications	0.1
Consumer Finance	0.1
Retail	0.1

Pipelines	0.1%
Automobile Components	0.1
Air Freight & Logistics	0.1
Foods	0.1
Commercial Services & Supplies	0.1
Oil & Gas	0.1
Energy Equipment & Services	0.1
Sovereign Bond	0.1
Marine Transportation	0.1
Lodging	0.1
Leisure Time	0.1
Real Estate Investment Trusts (REITs)	0.1
Real Estate	0.1
Transportation Infrastructure	0.0	*
Health Care Technology	0.0	*
Commercial Services	0.0	*
Diversified Financial Services	0.0	*
Healthcare-Services	0.0	*
Transportation	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*
Home Builders	0.0	*
Auto Parts & Equipment	0.0	*
Airlines	0.0	*
Gas Utilities	0.0	*
Packaging & Containers	0.0	*
Electrical Components & Equipment	0.0	*
Building Materials	0.0	*
Diversified Consumer Services	0.0	*
Computers	0.0	*
Auto Manufacturers	0.0	*
Distribution/Wholesale	0.0	*
Containers & Packaging	0.0	*
Housewares	0.0	*
Mining	0.0	*
Healthcare-Products	0.0	*
Gas	0.0	*
Paper & Forest Products	0.0	*
Machinery-Diversified	0.0	*
Iron/Steel	0.0	*
Distributors	0.0	*
Environmental Control	0.0	*

	102.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$4,926,498	*	Due from/to broker-variation margin futures	$5,312,683	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	5,888
Credit contracts	Due from/to broker-variation margin swaps and swaptions	10,943	*	Due from/to broker-variation margin swaps and swaptions	27,103	*

Credit contracts	—	—		Options written outstanding, at value	4,457
Equity contracts	Due from/to broker-variation margin futures	246,236	*	Due from/to broker-variation margin futures	2,256,542	*
Equity contracts	Unaffiliated investments	11,248,026		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	374,506		Unrealized depreciation on OTC swap agreements	410,394

Foreign exchange contracts	Unaffiliated investments	9,711		Options written outstanding, at value	22,391
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,777,220		Unrealized depreciation on OTC forward foreign currency exchange contracts	11,699,483
Interest rate contracts	Due from/to broker-variation margin futures	94,692	*	Due from/to broker-variation margin futures	1,364,166	*
Interest rate contracts	Due from/to broker-variation margin swaps	397,662	*	Due from/to broker-variation margin swaps	232,749	*

Interest rate contracts	Unaffiliated investments	22,150		Options written outstanding, at value	48,721
Interest rate contracts	Unrealized appreciation on OTC swap agreements	385,798		Unrealized depreciation on OTC swap agreements	324,433

		$30,493,442			$21,709,010

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(1,819,495)	$—	$125,059
Credit contracts	—	6,185	—	—	39,359
Equity contracts	6,152,815	—	13,916,412	—	4,513,246
Foreign exchange contracts	(159,227)	87,687	39,647	(5,822,332)	—
Interest rate contracts	(1,768,407)	1,201,477	(822,140)	—	702,286

Total	$4,225,181	$1,295,349	$11,314,424	$(5,822,332)	$5,379,950

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$2,195,103	$—	$12,861
Credit contracts	(10,891)	9,364	—	—	16,985
Equity contracts	(99,211)	—	(7,908,940)	—	(3,918,535)
Foreign exchange contracts	17,124	4,209	219,114	5,381,753	—
Interest rate contracts	(188,172)	(46,896)	(7,902,981)	—	(686,915)

Total	$(281,150)	$(33,323)	$(13,397,704)	$5,381,753	$(4,575,604)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 7,929,424
Options Written (2)	16,419,491
Futures Contracts - Long Positions (2)	527,909,898
Futures Contracts - Short Positions (2)	142,996,062
Forward Foreign Currency Exchange Contracts - Purchased (3)	526,176,711
Forward Foreign Currency Exchange Contracts - Sold (3)	562,273,822
Cross Currency Exchange Contracts (4)	183,800
Interest Rate Swap Agreements (2)	119,027,423
Credit Default Swap Agreements - Buy Protection (2)	4,024,403
Credit Default Swap Agreements - Sell Protection (2)	7,533,490
Total Return Swap Agreements (2)	147,324,870
Inflation Swap Agreements (2)	5,618,772

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$71,375,447	$(71,375,447)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$4,726,069	$(8,073,287)	$(3,347,218)	$3,347,218	$—
BARC(5)	173,258	(103,077)	70,181	(70,181)	—
BARC(7)	429,578	(16,842)	412,736	(387,920)	24,816
BNP(5)	184,903	(293,233)	(108,330)	80,000	(28,330)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP(7)	29,112	(1,309)	27,803	—	27,803
BNYM(5)	10	—	10	—	10
BOA(5)	131	(44)	87	—	87
BOA(7)	16,256	(13,787)	2,469	—	2,469
CITI(5)	234	(3,675)	(3,441)	—	(3,441)
CITI(6)	34,586	(34,417)	169	—	169
CITI(7)	107,006	(187,766)	(80,760)	80,760	—
DB(7)	—	(55,086)	(55,086)	55,086	—
GSI(5)	124,876	(16,859)	108,017	—	108,017
GSI(6)	$33,295	$(84,609)	$(51,314)	$—	$(51,314)
GSI(7)	739,332	(65,104)	674,228	(430,000)	244,228
HSBC(7)	85,976	(3,525)	82,451	(60,396)	22,055
JPM(5)	103,355	(45,153)	58,202	(28,771)	29,431
JPM(7)	70,435	(226,677)	(156,242)	141,880	(14,362)
ML(3)	—	(5,888)	(5,888)	5,888	—
MSCS(4)	6,334,060	(3,200,895)	3,133,165	—	3,133,165
MSI(6)	—	(15,150)	(15,150)	—	(15,150)
MSI(7)	982	(15,646)	(14,664)	—	(14,664)
SSB(5)	—	(216)	(216)	—	(216)
SSB(7)	343,295	—	343,295	(338,807)	4,488
TD(7)	3,553	—	3,553	—	3,553
UAG(5)	184	(8,638)	(8,454)	8,454	—
UAG(7)	27,249	(17,659)	9,590	—	9,590

	$13,567,735	$(12,488,542)	$1,079,193	$2,403,211	$3,482,404

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	Systematica Investments
(5)	Morgan Stanley
(6)	Putnam
(7)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $71,375,447:
Unaffiliated investments (cost $1,744,861,938)	$1,816,421,582
Affiliated investments (cost $563,187,671)	579,179,507
Cash segregated for counterparty — OTC	3,640,000
Foreign currency, at value (cost $1,953,674)	1,943,161
Cash	2,604
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,777,220
Dividends and interest receivable	3,983,502
Tax reclaim receivable	1,509,102
Receivable for investments sold	1,492,224
Deposit with broker for centrally cleared/exchange-traded derivatives	809,659
Unrealized appreciation on OTC swap agreements	760,304
Due from broker-variation margin futures	17,644
Receivable from affiliate	4,908
Due from broker-variation margin swaps and swaptions	376
Prepaid expenses	21,946

Total Assets	2,422,563,739

LIABILITIES
Payable to broker for collateral for securities on loan	72,310,350
Unrealized depreciation on OTC forward foreign currency exchange contracts	11,699,483
Payable for investments purchased	1,656,122
Payable for Portfolio shares purchased	1,416,210
Accrued expenses and other liabilities	1,357,718
Deposit due to broker for centrally cleared swaps/exchange-traded derivatives	1,078,049
Management fee payable	777,073
Unrealized depreciation on OTC swap agreements	740,715
Payable to affiliate	567,961
Due to broker-variation margin futures	490,909
Distribution fee payable	95,610
Options written outstanding, at value (premiums received $63,270)	75,569
Trustees’ fees payable	1,670
Due to broker-variation margin swaps and swaptions	1,310
Affiliated transfer agent fee payable	707

Total Liabilities	92,269,456

NET ASSETS	$2,330,294,283

Net assets were comprised of:
Partners’ Equity	$2,330,294,283

Net asset value and redemption price per share, $2,330,294,283 / 120,032,986 outstanding shares of beneficial interest	$19.41

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,358,944 foreign withholding tax, of which $182,654 is reimbursable by an affiliate)	$36,462,089
Interest income (net of $5,988 foreign withholding tax)	24,582,826
Affiliated dividend income	15,939,156
Income from securities lending, net (including affiliated income of $269,365)	285,544

Total income	77,269,615

EXPENSES
Management fee	20,307,577
Distribution fee	6,193,236
Custodian and accounting fees	574,594
Audit fee	111,300
Professional fees	99,409
Trustees’ fees	48,080
Shareholders’ reports	17,626
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	142,615

Total expenses	27,503,476
Less: Fee waiver and/or expense reimbursement	(1,989,678)
Distribution fee waiver	(236,801)

Net expenses	25,276,997

NET INVESTMENT INCOME (LOSS)	51,992,618

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $9,965,599) (net of foreign capital gains taxes $(30,884))	132,525,626
Net capital gain distributions received	490,557
Futures transactions	11,314,424
Forward currency contract transactions	(5,822,332)
Options written transactions	1,295,349
Swap agreements transactions	5,379,950
Foreign currency transactions	(2,470,810)

142,712,764

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,522,437)	(677,270)
Futures	(13,397,704)
Forward currency contracts	5,381,753
Options written	(33,323)
Swap agreements	(4,575,604)
Foreign currencies	124,401

(13,177,747)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	129,535,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,527,635

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$51,992,618	$58,293,714
Net realized gain (loss) on investment and foreign currency transactions	142,222,207	(67,131,919)
Net capital gain distributions received	490,557	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(13,177,747)	238,193,758

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	181,527,635	229,355,553

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,180,607 and 43,166,077 shares, respectively]	211,906,653	740,046,256
Portfolio shares purchased [31,097,866 and 55,367,945 shares, respectively]	(585,347,039)	(934,801,853)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(373,440,386)	(194,755,597)

TOTAL INCREASE (DECREASE)	(191,912,751)	34,599,956
NET ASSETS:
Beginning of year	2,522,207,034	2,487,607,078

End of year	$2,330,294,283	$2,522,207,034

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$18.02	$16.35	$18.89	$16.80		$16.12
Income (Loss) From Investment Operations:
Net investment income (loss)	0.40	0.40	0.24	0.07		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.99	1.27	(2.78)	2.02		0.67

Total from investment operations	1.39	1.67	(2.54)	2.09		0.68

Net Asset Value, end of year	$19.41	$18.02	$16.35	$18.89		$16.80

Total Return(b)	7.71%	10.21%	(13.45)%	12.44%		4.22%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,330	$2,522	$2,488	$4,423		$4,431
Average net assets (in millions)	$2,477	$2,463	$3,246	$4,490		$3,925
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02%	1.07%	1.06%	0.94	%(d)	0.82	%(d)
Expenses before waivers and/or expense reimbursement	1.11%	1.11%	1.11%	0.99	%(d)	0.83	%(d)
Net investment income (loss)	2.10%	2.37%	1.39%	0.39%		0.08%
Portfolio turnover rate(e)(f)	100%	103%	96%	257%		452%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.02% and 0.04% for the years ended December 31, 2021 and 2020, respectively.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 88.8%
AFFILIATED MUTUAL FUNDS — 26.3%
Domestic Equity — 14.6%
AST Large-Cap Growth Portfolio*	11,424,964	$1,077,945,327
AST Large-Cap Value Portfolio*	7,661,926	402,940,664
AST Small-Cap Equity Portfolio*	3,508,625	281,251,365

		1,762,137,356

Fixed Income — 11.4%
AST PGIM Fixed Income Central Portfolio*	121,803,644	1,344,712,226
PSF PGIM High Yield Bond Portfolio*	5,275,997	37,934,421

		1,382,646,647

International Equity — 0.3%
PGIM Global Real Estate Fund	950,761	18,397,219
PGIM Jennison Emerging Markets Equity Opportunities Fund	850,351	14,915,152

		33,312,371

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,632,809,877)(wa)		3,178,096,374

COMMON STOCKS — 43.3%
Aerospace & Defense — 1.0%
Airbus SE (France)	38,798	6,212,763
BAE Systems PLC (United Kingdom)	166,831	2,393,238
Boeing Co. (The)*	14,419	2,552,163
Dassault Aviation SA (France)	4,118	841,455
Elbit Systems Ltd. (Israel)	1,450	380,212
General Dynamics Corp.	17,721	4,669,306
General Electric Co.	129,001	21,516,077
Howmet Aerospace, Inc.	76,220	8,336,181
Kongsberg Gruppen ASA (Norway)	23,508	2,644,809
L3Harris Technologies, Inc.	40,600	8,537,368
Lockheed Martin Corp.	22,900	11,128,026
MTU Aero Engines AG (Germany)	6,147	2,053,073
Northrop Grumman Corp.	37,448	17,573,972
Rheinmetall AG (Germany)	4,382	2,799,695
Rolls-Royce Holdings PLC (United Kingdom)*	861,405	6,108,562
RTX Corp.	135,406	15,669,182
Safran SA (France)	44,074	9,656,949
Singapore Technologies Engineering Ltd. (Singapore)	249,300	850,650
Thales SA (France)	19,825	2,846,779

		126,770,460

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	69,313	2,446,915
InPost SA (Poland)*	46,710	797,440
United Parcel Service, Inc. (Class B Stock)	124,866	15,745,603

		18,989,958

Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	124,742	4,104,693

	Shares	Value
Continental AG (Germany)	5,536	373,035
Denso Corp. (Japan)	89,000	1,227,043
	Shares	Value
COMMON STOCKS (continued)
Automobile Components (cont’d.)
Sumitomo Electric Industries Ltd. (Japan)	121,000	$2,163,174

		7,867,945

Automobiles — 1.0%
BYD Co. Ltd. (China) (Class H Stock)	71,703	2,438,843
Ferrari NV (Italy)	25,699	10,965,738
Ford Motor Co.	562,500	5,568,750
General Motors Co.	245,444	13,074,802
Honda Motor Co. Ltd. (Japan)	126,000	1,199,622
Isuzu Motors Ltd. (Japan)	41,600	565,901
Mahindra & Mahindra Ltd. (India)	28,015	980,615
Mazda Motor Corp. (Japan)	36,700	250,242
Mercedes-Benz Group AG (Germany)	31,901	1,778,538
Stellantis NV	111,448	1,449,763
Subaru Corp. (Japan)	173,000	3,073,918
Suzuki Motor Corp. (Japan)	276,700	3,100,243
Tesla, Inc.*	153,932	62,163,899
Toyota Motor Corp. (Japan)	577,900	11,283,637
Yamaha Motor Co. Ltd. (Japan)	236,300	2,081,969

		119,976,480

Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	100,990	1,558,435
AIB Group PLC (Ireland)	1,296,224	7,167,994
ANZ Group Holdings Ltd. (Australia)	416,007	7,329,961
Banco Bilbao Vizcaya Argentaria SA (Spain)	447,454	4,378,086
Banco Santander SA (Spain)	980,947	4,538,108
Bank Central Asia Tbk PT (Indonesia)	1,293,452	775,286
Bank Hapoalim BM (Israel)	45,364	547,641
Bank Leumi Le-Israel BM (Israel)	180,868	2,151,846
Bank of America Corp.	721,074	31,691,202
Barclays PLC (United Kingdom)	2,049,661	6,856,522
BNP Paribas SA (France)	114,074	7,003,782
BOC Hong Kong Holdings Ltd. (China)	268,000	855,761
BPER Banca SpA (Italy)	237,390	1,514,032
CaixaBank SA (Spain)	982,208	5,332,577
Citigroup, Inc.	126,400	8,897,296
Commonwealth Bank of Australia (Australia)	105,282	9,961,910
Credit Agricole SA (France)	147,221	2,025,692
Danske Bank A/S (Denmark)	38,721	1,097,844
DBS Group Holdings Ltd. (Singapore)	136,080	4,360,747
DNB Bank ASA (Norway)	176,442	3,522,564
East West Bancorp, Inc.	16,264	1,557,441
Erste Group Bank AG (Austria)	53,101	3,286,746
HSBC Holdings PLC (United Kingdom)	1,889,277	18,558,559
Huntington Bancshares, Inc.	48,000	780,960
ING Groep NV (Netherlands)	573,250	8,983,738
Intesa Sanpaolo SpA (Italy)	1,337,828	5,365,785
Japan Post Bank Co. Ltd. (Japan)	57,200	540,634
JPMorgan Chase & Co.	203,271	48,726,091
KeyCorp	105,600	1,809,984
Lloyds Banking Group PLC (United Kingdom)	3,076,259	2,100,866
M&T Bank Corp.	11,400	2,143,314

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,221,700	$14,262,987
Mizrahi Tefahot Bank Ltd. (Israel)	24,871	1,076,641
Mizuho Financial Group, Inc. (Japan)	107,500	2,624,349
National Australia Bank Ltd. (Australia)	139,979	3,207,245
NatWest Group PLC (United Kingdom)	928,663	4,653,768
Nordea Bank Abp (Finland)	299,924	3,272,397
NU Holdings Ltd. (Brazil) (Class A Stock)*	579,651	6,005,185
Oversea-Chinese Banking Corp. Ltd. (Singapore)	137,200	1,675,634
Pinnacle Financial Partners, Inc.(a)	8,650	989,474
PNC Financial Services Group, Inc. (The)	106,056	20,452,900
Popular, Inc. (Puerto Rico)	10,900	1,025,254
Resona Holdings, Inc. (Japan)	222,400	1,603,233
Sberbank of Russia PJSC (Russia)^	306,596	—
Standard Chartered PLC (United Kingdom)	234,961	2,892,653
Sumitomo Mitsui Financial Group, Inc. (Japan)	396,200	9,508,897
Svenska Handelsbanken AB (Sweden) (Class A Stock)	103,382	1,067,424
Swedbank AB (Sweden) (Class A Stock)	48,387	955,448
Synovus Financial Corp.	79,000	4,047,170
Truist Financial Corp.	441,401	19,147,975
U.S. Bancorp	301,616	14,426,293
UniCredit SpA (Italy)	146,227	5,856,152
United Overseas Bank Ltd. (Singapore)	30,400	807,299
Wells Fargo & Co.	379,912	26,685,019
Westpac Banking Corp. (Australia)	245,211	4,894,655
Zions Bancorp NA	19,700	1,068,725

		357,628,181

Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	34,226	1,713,489
Asahi Group Holdings Ltd. (Japan)	177,600	1,863,147
Carlsberg A/S (Denmark) (Class B Stock)	12,153	1,167,207
Coca-Cola Co. (The)	288,997	17,992,953
Coca-Cola Europacific Partners PLC (United Kingdom)	39,461	3,030,999
Coca-Cola HBC AG (Italy)*	37,186	1,270,347
Diageo PLC (United Kingdom)	144,017	4,576,548
Keurig Dr. Pepper, Inc.	267,300	8,585,676
PepsiCo, Inc.	48,611	7,391,789
Pernod Ricard SA (France)	6,790	767,181
Varun Beverages Ltd. (India)	258,990	1,927,006

		50,286,342

Biotechnology — 0.7%
AbbVie, Inc.	167,523	29,768,837
Amgen, Inc.	39,352	10,256,705
Argenx SE (Netherlands)*	3,871	2,391,163
Argenx SE (Netherlands), ADR*	3,340	2,054,100
Biogen, Inc.*	40,400	6,177,968

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
BioMarin Pharmaceutical, Inc.*	12,800	$841,344
CSL Ltd.	30,865	5,384,426
Genmab A/S (Denmark)*	4,939	1,031,474
Gilead Sciences, Inc.	19,500	1,801,215
Natera, Inc.*	12,409	1,964,345
Neurocrine Biosciences, Inc.*	30,300	4,135,950
Regeneron Pharmaceuticals, Inc.*	8,473	6,035,572
Ultragenyx Pharmaceutical, Inc.*	43,500	1,830,045
United Therapeutics Corp.*	9,700	3,422,548
Vertex Pharmaceuticals, Inc.*	8,362	3,367,377

		80,463,069

Broadline Retail — 1.3%
Amazon.com, Inc.*	644,577	141,413,748
Dollarama, Inc. (Canada)	15,449	1,507,660
eBay, Inc.	12,800	792,960
MercadoLibre, Inc. (Brazil)*	2,441	4,150,774
Next PLC (United Kingdom)	19,410	2,302,457
Pan Pacific International Holdings Corp. (Japan)	54,900	1,491,454
Prosus NV (China)*	95,094	3,779,688
Wesfarmers Ltd. (Australia)	44,143	1,950,130

		157,388,871

Building Products — 0.3%
AGC, Inc. (Japan)	55,300	1,615,367
Allegion PLC	11,600	1,515,888
Armstrong World Industries, Inc.	28,000	3,957,240
Assa Abloy AB (Sweden) (Class B Stock)	31,803	939,343
Carrier Global Corp.	44,050	3,006,853
Cie de Saint-Gobain SA (France)	82,151	7,300,077
Daikin Industries Ltd. (Japan)	9,400	1,096,801
Geberit AG (Switzerland)	3,479	1,973,025
Hayward Holdings, Inc.*	259,200	3,963,168
Johnson Controls International PLC	26,867	2,120,612
ROCKWOOL A/S (Denmark) (Class B Stock)	3,867	1,376,020
Trane Technologies PLC	18,964	7,004,353

		35,868,747

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	93,038	4,141,424
Ameriprise Financial, Inc.	11,800	6,282,674
Amundi SA (France), 144A	28,214	1,877,661
Ares Management Corp. (Class A Stock)	20,688	3,662,397
Bank of New York Mellon Corp. (The)	169,418	13,016,385
Blackrock, Inc.	12,625	12,942,014
Blackstone, Inc.	61,477	10,599,865
Charles Schwab Corp. (The)	82,786	6,126,992
CME Group, Inc.	6,716	1,559,657
Daiwa Securities Group, Inc. (Japan)	95,700	631,499
Deutsche Bank AG (Germany)	249,589	4,307,132
Deutsche Boerse AG (Germany)	7,521	1,732,510
Euronext NV (Netherlands), 144A	21,162	2,374,102
Goldman Sachs Group, Inc. (The)	22,339	12,791,758

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	59,700	$2,234,496
Houlihan Lokey, Inc.	32,941	5,720,534
Intercontinental Exchange, Inc.	11,700	1,743,417
Janus Henderson Group PLC	158,300	6,732,499
London Stock Exchange Group PLC (United Kingdom)	13,918	1,964,595
Macquarie Group Ltd. (Australia)	12,064	1,649,909
Morgan Stanley	192,133	24,154,961
MSCI, Inc.	15,700	9,420,157
Nasdaq, Inc.	67,200	5,195,232
Nomura Holdings, Inc. (Japan)	520,800	3,021,597
Raymond James Financial, Inc.	29,400	4,566,702
Robinhood Markets, Inc. (Class A Stock)*	189,800	7,071,948
S&P Global, Inc.	29,600	14,741,688
Singapore Exchange Ltd. (Singapore)	177,400	1,653,654
State Street Corp.	46,000	4,514,900
UBS Group AG (Switzerland)	378,207	11,579,469

		188,011,828

Chemicals — 0.5%
Air Liquide SA (France)	26,073	4,238,421
Air Products & Chemicals, Inc.	23,127	6,707,755
Akzo Nobel NV (Netherlands)	8,030	481,985
Arkema SA (France)	4,680	356,112
Asahi Kasei Corp. (Japan)	297,300	2,048,467
BASF SE (Germany)	16,523	724,552
Celanese Corp.	19,600	1,356,516
DSM-Firmenich AG (Switzerland)	13,888	1,403,855
DuPont de Nemours, Inc.	129,033	9,838,766
Ecolab, Inc.	13,600	3,186,752
Evonik Industries AG (Germany)	53,939	937,570
Givaudan SA (Switzerland)	681	2,976,914
International Flavors & Fragrances, Inc.	11,500	972,325
LANXESS AG (Germany)	38,052	930,344
Linde PLC.	20,477	8,573,106
LyondellBasell Industries NV (Class A Stock)	52,000	3,862,040
Mitsubishi Chemical Group Corp. (Japan)	80,800	408,091
Mitsui Chemicals, Inc. (Japan)	22,400	488,979
Nippon Sanso Holdings Corp. (Japan)	12,700	352,399
Nitto Denko Corp. (Japan)	138,500	2,315,556
Orica Ltd. (Australia)	122,899	1,259,893
PPG Industries, Inc.	23,146	2,764,790
Sherwin-Williams Co. (The)	12,700	4,317,111
Shin-Etsu Chemical Co. Ltd. (Japan)	72,500	2,387,942
Sika AG (Switzerland)	4,775	1,139,349
Solvay SA (Belgium)	37,622	1,216,300
Symrise AG (Germany)	7,078	755,029
Yara International ASA (Brazil)	15,240	403,431

		66,404,350

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	229,642	2,731,168
Cintas Corp.	6,800	1,242,360
Republic Services, Inc.	12,315	2,477,532

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Secom Co. Ltd. (Japan)	6,600	$224,135
Tetra Tech, Inc.(a)	23,964	954,726
TOPPAN Holdings, Inc. (Japan)	20,800	551,786
Veralto Corp.	80,700	8,219,295
Waste Management, Inc.	12,600	2,542,554

		18,943,556

Communications Equipment — 0.4%
Arista Networks, Inc.*	134,000	14,811,020
Cisco Systems, Inc.	376,607	22,295,134
Nokia OYJ (Finland)	621,085	2,747,319
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	317,034	2,567,486

		42,420,959

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	49,156	2,463,329
Bouygues SA (France)	19,032	563,549
Comfort Systems USA, Inc.	8,598	3,646,068
Eiffage SA (France)	22,380	1,962,533
Ferrovial SE	48,898	2,052,476
MasTec, Inc.*	52,300	7,120,122
Skanska AB (Sweden) (Class B Stock)	11,640	244,759
Taisei Corp. (Japan)	10,000	418,988
Vinci SA (France)	90,664	9,334,458

		27,806,282

Construction Materials — 0.3%
CRH PLC (XLON)	46,380	4,293,406
CRH PLC (NYSE)	114,000	10,547,280
Heidelberg Materials AG (Germany)	26,805	3,312,111
Holcim AG*	49,285	4,745,405
James Hardie Industries PLC, CDI*	41,443	1,277,305
Vulcan Materials Co.	31,790	8,177,342

		32,352,849

Consumer Finance — 0.3%
Ally Financial, Inc.	27,965	1,007,020
American Express Co.(a)	87,341	25,921,935
Capital One Financial Corp.	21,738	3,876,320
Synchrony Financial	20,700	1,345,500

		32,150,775

Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	114,779	1,633,629
Coles Group Ltd. (Australia)	228,434	2,666,635
Costco Wholesale Corp.	19,293	17,677,597
Dollar Tree, Inc.*	106,800	8,003,592
Endeavour Group Ltd. (Australia)	296,755	769,845
J Sainsbury PLC (United Kingdom)	97,409	332,860
Kesko OYJ (Finland) (Class B Stock)	41,452	782,089
Koninklijke Ahold Delhaize NV (Netherlands)	119,589	3,908,104
Marks & Spencer Group PLC (United Kingdom)	252,310	1,181,617
MatsukiyoCocokara & Co. (Japan)	145,900	2,124,144
Seven & i Holdings Co. Ltd. (Japan)	176,700	2,770,237

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Target Corp.	6,500	$878,670
Tesco PLC (United Kingdom)	1,472,400	6,772,087
US Foods Holding Corp.*	110,700	7,467,822
Walmart, Inc.	423,527	38,265,664
Woolworths Group Ltd. (Australia)	47,453	894,522

		96,129,114

Containers & Packaging — 0.0%
Avery Dennison Corp.	4,200	785,946
Crown Holdings, Inc.	32,306	2,671,383
Sonoco Products Co.	19,000	928,150

		4,385,479

Distributors — 0.0%
LKQ Corp.	43,600	1,602,300

Diversified Consumer Services — 0.0%
ADT, Inc.	177,500	1,226,525
Duolingo, Inc.*	8,600	2,788,378

		4,014,903

Diversified REITs — 0.0%
Covivio SA (France)	11,650	590,464
GPT Group (The) (Australia)	512,578	1,380,826
Mirvac Group (Australia)	1,090,865	1,261,591
Stockland (Australia)	150,765	447,177

		3,680,058

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	394,167	8,975,182
Deutsche Telekom AG (Germany)	384,565	11,522,759
Elisa OYJ (Finland)	20,788	902,265
Koninklijke KPN NV (Netherlands)	656,426	2,393,619
Nippon Telegraph & Telephone Corp. (Japan)	3,494,700	3,490,729
Orange SA (France)	418,741	4,178,126
Proximus SADP (Belgium)	161,129	839,384
Telia Co. AB (Sweden)	359,607	999,523
Telstra Group Ltd. (Australia)	1,031,723	2,556,922
Verizon Communications, Inc.	383,316	15,328,807

		51,187,316

Electric Utilities — 0.7%
American Electric Power Co., Inc.	77,500	7,147,825
Chubu Electric Power Co., Inc. (Japan)	143,700	1,507,563
Constellation Energy Corp.	4,000	894,840
Duke Energy Corp.	7,600	818,824
Enel SpA (Italy)	937,920	6,693,165
Exelon Corp.	234,100	8,811,524
Fortum OYJ (Finland)	94,230	1,319,094
Iberdrola SA (Spain)	503,860	6,943,305
Kansai Electric Power Co., Inc. (The) (Japan)	106,700	1,182,650
NextEra Energy, Inc.	303,065	21,726,730
NRG Energy, Inc.	101,500	9,157,330
PG&E Corp.	623,038	12,572,907
Southern Co. (The)	43,468	3,578,286
SSE PLC (United Kingdom)	109,160	2,188,057

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	466,700	$1,395,021
Verbund AG (Austria)	3,133	227,032
Xcel Energy, Inc.	37,759	2,549,488

		88,713,641

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	146,766	7,925,146
Acuity Brands, Inc.	7,700	2,249,401
AMETEK, Inc.	5,002	901,660
Eaton Corp. PLC	60,003	19,913,196
Emerson Electric Co.(a)	25,600	3,172,608
Fuji Electric Co. Ltd. (Japan)	20,363	1,088,641
Fujikura Ltd. (Japan)	51,500	2,102,529
Generac Holdings, Inc.*	11,855	1,838,118
Legrand SA (France)	27,666	2,691,110
Mitsubishi Electric Corp. (Japan)	71,600	1,209,020
Nidec Corp. (Japan)	90,800	1,630,918
Prysmian SpA (Italy)	15,297	978,953
Schneider Electric SE	56,829	14,147,924
Siemens Energy AG (Germany)*	67,328	3,573,206
Vertiv Holdings Co. (Class A Stock)	89,500	10,168,095

		73,590,525

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	106,900	7,424,205
Corning, Inc.	55,138	2,620,158
Halma PLC (United Kingdom)	42,700	1,432,540
Hon Hai Precision Industry Co. Ltd. (Taiwan)	119,674	669,056
Keyence Corp. (Japan)	22,387	9,099,681
Murata Manufacturing Co. Ltd. (Japan)	131,800	2,090,985
Omron Corp. (Japan)	7,100	239,064
TDK Corp. (Japan)	183,500	2,363,221
Yokogawa Electric Corp. (Japan)	73,900	1,571,804
Zebra Technologies Corp. (Class A Stock)*	4,800	1,853,856

		29,364,570

Energy Equipment & Services — 0.1%
Baker Hughes Co.	231,258	9,486,203
Schlumberger NV	56,900	2,181,546
TechnipFMC PLC (United Kingdom)	46,436	1,343,858

		13,011,607

Entertainment — 0.6%
CTS Eventim AG & Co. KGaA (Germany)	21,158	1,788,594
Electronic Arts, Inc.	20,100	2,940,630
Konami Group Corp. (Japan)	18,700	1,749,764
Netflix, Inc.*	34,975	31,173,917
Nintendo Co. Ltd. (Japan)	52,100	3,034,398
Sea Ltd. (Singapore), ADR*	45,400	4,816,940
Spotify Technology SA*	17,893	8,004,971
Tencent Music Entertainment Group (China), ADR	117,753	1,336,497
Walt Disney Co. (The)	167,143	18,611,373

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Warner Bros Discovery, Inc.*	328,200	$3,469,074

		76,926,158

Financial Services — 1.1%
Adyen NV (Netherlands), 144A*	1,679	2,495,126
Apollo Global Management, Inc.	14,294	2,360,797
Berkshire Hathaway, Inc. (Class B Stock)*	78,000	35,355,840
Block, Inc.*	67,500	5,736,825
Corpay, Inc.*	875	296,118
Equitable Holdings, Inc.	22,400	1,056,608
Eurazeo SE (France)	4,256	317,451
Euronet Worldwide, Inc.*	8,000	822,720
EXOR NV (Netherlands)	11,783	1,080,216
Fidelity National Information Services, Inc.	114,800	9,272,396
Fiserv, Inc.*	4,400	903,848
Groupe Bruxelles Lambert NV (Belgium)	3,787	258,939
Industrivarden AB (Sweden) (Class A Stock)	10,296	325,448
Industrivarden AB (Sweden) (Class C Stock)	17,080	539,481
Investor AB (Sweden) (Class B Stock)	170,413	4,513,717
M&G PLC (United Kingdom)	226,450	560,380
Mastercard, Inc. (Class A Stock)	62,139	32,720,533
ORIX Corp. (Japan)	197,500	4,243,069
PayPal Holdings, Inc.*	149,100	12,725,685
Shift4 Payments, Inc. (Class A Stock)*(a)	9,122	946,681
Visa, Inc. (Class A Stock)	61,400	19,404,856

		135,936,734

Food Products — 0.5%
Associated British Foods PLC (United Kingdom)	69,569	1,774,593
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	19	210,764
Conagra Brands, Inc.	185,900	5,158,725
Danone SA (France)	32,097	2,169,108
Freshpet, Inc.*	11,390	1,686,973
General Mills, Inc.	113,100	7,212,387
Hershey Co. (The)(a)	16,048	2,717,729
Ingredion, Inc.	50,600	6,960,536
J.M. Smucker Co. (The)	27,200	2,995,264
JDE Peet’s NV (Netherlands)	26,738	459,384
Mondelez International, Inc. (Class A Stock)	108,281	6,467,624
Nestle SA	179,959	14,764,414
Nissin Foods Holdings Co. Ltd. (Japan)	86,100	2,080,045
Orkla ASA (Norway)	57,092	493,912
WH Group Ltd. (Hong Kong), 144A	3,026,000	2,331,941
Wilmar International Ltd. (China)	704,300	1,598,574

		59,081,973

Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	64,000	1,399,783

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities (cont’d.)
Snam SpA (Italy)	222,256	$985,206

		2,384,989

Ground Transportation — 0.5%
Canadian National Railway Co. (Canada)	16,771	1,702,424
Canadian Pacific Kansas City Ltd. (Canada)	24,807	1,795,283
CSX Corp.(a)	361,563	11,667,638
Grab Holdings Ltd. (Singapore) (Class A Stock)*	77,400	365,328
Norfolk Southern Corp.	34,572	8,114,048
Ryder System, Inc.(a)	5,700	894,102
TFI International, Inc. (Canada)	3,272	442,015
Uber Technologies, Inc.*	257,649	15,541,388
Union Pacific Corp.	61,358	13,992,078
West Japan Railway Co. (Japan)	78,796	1,395,625

		55,909,929

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	191,256	21,632,966
Alcon AG	22,423	1,901,191
Becton, Dickinson & Co.	51,679	11,724,415
Boston Scientific Corp.*	157,021	14,025,116
Cochlear Ltd. (Australia)	2,298	411,522
Demant A/S (Denmark)*	15,006	552,314
Edwards Lifesciences Corp.*	29,924	2,215,274
EssilorLuxottica SA (France)	19,435	4,740,777
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	94,537	2,031,899
GE HealthCare Technologies, Inc	71,910	5,621,924
Hoya Corp. (Japan)	48,600	6,031,566
Intuitive Surgical, Inc.*	20,125	10,504,445
Koninklijke Philips NV (Netherlands)*	37,837	958,460
Medtronic PLC	219,717	17,550,994
Olympus Corp. (Japan)	75,100	1,121,262
STERIS PLC	15,200	3,124,512
Straumann Holding AG (Switzerland)	9,065	1,141,841
Stryker Corp.	15,972	5,750,719
Sysmex Corp. (Japan)	11,000	201,681
Terumo Corp. (Japan)	52,900	1,021,273

		112,264,151

Health Care Providers & Services — 0.7%
Apollo Hospitals Enterprise Ltd. (India)	21,261	1,809,106
Cencora, Inc.	6,525	1,466,037
Centene Corp.*	148,200	8,977,956
Cigna Group (The)	53,394	14,744,219
CVS Health Corp.	50,657	2,273,993
Encompass Health Corp.	10,251	946,680
Fresenius Medical Care AG (Germany)	51,465	2,343,242
Fresenius SE & Co. KGaA (Germany)*	11,002	381,890
Humana, Inc.	5,800	1,471,518
McKesson Corp.	13,000	7,408,830
Quest Diagnostics, Inc.	32,825	4,951,980
Ramsay Health Care Ltd. (Australia)	23,156	494,130
Sonic Healthcare Ltd. (Australia)	50,173	836,829
Tenet Healthcare Corp.*	6,400	807,872

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	61,034	$30,874,659

		79,788,941

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	8,956	873,658
Healthpeak Properties, Inc.	64,400	1,305,388
Ventas, Inc.	89,865	5,292,150

		7,471,196

Health Care Technology — 0.1%
Pro Medicus Ltd. (Australia)	12,617	1,948,980
Veeva Systems, Inc. (Class A Stock)*	27,800	5,844,950

		7,793,930

Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.(a)	171,600	2,414,412

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	19,295	938,463
Airbnb, Inc. (Class A Stock)*	15,191	1,996,249
Amadeus IT Group SA (Spain)	26,874	1,896,881
Aristocrat Leisure Ltd. (Australia)	67,907	2,867,750
Booking Holdings, Inc.	3,000	14,905,260
Cava Group, Inc.*	54,500	6,147,600
Chipotle Mexican Grill, Inc.*	269,261	16,236,438
Compass Group PLC (United Kingdom)	363,000	12,078,256
Darden Restaurants, Inc.	44,100	8,233,029
Evolution AB (Sweden), 144A	11,208	864,315
Expedia Group, Inc.*	7,800	1,453,374
Galaxy Entertainment Group Ltd. (Macau)	236,000	993,474
Indian Hotels Co. Ltd. (The) (India)	53,180	543,558
InterContinental Hotels Group PLC (United Kingdom)	5,905	734,722
La Francaise des Jeux SACA (France), 144A	52,099	2,006,362
MakeMyTrip Ltd. (India)*	18,302	2,054,949
Marriott International, Inc. (Class A Stock)	16,893	4,712,133
McDonald’s Corp.	58,185	16,867,250
Meituan (China) (Class B Stock), 144A*	101,686	1,977,119
Oriental Land Co. Ltd. (Japan)	47,500	1,023,918
Royal Caribbean Cruises Ltd.	19,900	4,590,731
Sands China Ltd. (Macau)*	360,800	960,666
Sodexo SA (France)	12,352	1,019,180
Texas Roadhouse, Inc.	9,970	1,798,887
Yum! Brands, Inc.(a)	13,047	1,750,386
Zensho Holdings Co. Ltd. (Japan)	30,400	1,721,636
Zomato Ltd. (India)*	877,276	2,841,814

		113,214,400

Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	19,505	949,238
Cairn Homes PLC (Ireland)	841,450	2,031,063
Garmin Ltd.	10,900	2,248,234
Lennar Corp. (Class A Stock)	22,207	3,028,369

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Newell Brands, Inc.	106,900	$1,064,724
Panasonic Holdings Corp. (Japan)	151,700	1,550,466
Persimmon PLC (United Kingdom)	27,508	410,899
SEB SA (France)	7,813	706,054
Sony Group Corp. (Japan)	550,300	11,597,878
Toll Brothers, Inc.	37,191	4,684,206

		28,271,131

Household Products — 0.3%
Colgate-Palmolive Co.	127,600	11,600,116
Essity AB (Sweden) (Class B Stock)	124,469	3,328,081
Henkel AG & Co. KGaA (Germany)	8,617	663,936
Procter & Gamble Co. (The)	127,870	21,437,405
Reckitt Benckiser Group PLC (United Kingdom)	60,914	3,687,172

		40,716,710

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	126,000	1,621,620
RWE AG (Germany)	38,780	1,160,033
Vistra Corp.	25,216	3,476,530

		6,258,183

Industrial Conglomerates — 0.4%
3M Co.	116,707	15,065,707
DCC PLC (United Kingdom)	8,424	539,777
Hitachi Ltd. (Japan)	333,800	8,174,782
Honeywell International, Inc.	16,015	3,617,628
Sekisui Chemical Co. Ltd. (Japan)	52,200	893,781
Siemens AG (Germany)	86,523	16,871,530
Smiths Group PLC (United Kingdom)	35,582	762,898
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	70,000	633,051

		46,559,154

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	36,500	781,100
Goodman Group (Australia)	117,088	2,573,823
Prologis, Inc.	184,417	19,492,877

		22,847,800

Insurance — 1.6%
Admiral Group PLC (United Kingdom)	28,447	939,776
Aegon Ltd. (Netherlands)	88,100	524,258
Ageas SA/NV (Belgium)	27,854	1,354,266
AIA Group Ltd. (Hong Kong)	813,200	5,841,104
Allianz SE (Germany)	24,804	7,623,835
Allstate Corp. (The)	58,300	11,239,657
American International Group, Inc.	22,400	1,630,720
Arthur J. Gallagher & Co.	29,321	8,322,766
ASR Nederland NV (Netherlands)	61,391	2,919,875
Assurant, Inc.	27,200	5,799,584
Aviva PLC (United Kingdom)	474,178	2,779,209
AXA SA (France)	340,070	12,102,970
Axis Capital Holdings Ltd.	13,756	1,219,057
Chubb Ltd.	43,846	12,114,650
Dai-ichi Life Holdings, Inc. (Japan)	44,500	1,185,762

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada)	1,106	$1,538,836
Fidelity National Financial, Inc.(a)	53,200	2,986,648
First American Financial Corp.	36,000	2,247,840
Generali (Italy)	34,413	973,609
Hannover Rueck SE (Germany)	7,087	1,774,722
Hartford Financial Services Group, Inc. (The)	5,650	618,110
Insurance Australia Group Ltd. (Australia)	480,192	2,511,512
Japan Post Holdings Co. Ltd. (Japan)	21,800	205,307
Japan Post Insurance Co. Ltd. (Japan)	55,600	1,021,264
Kemper Corp.	26,800	1,780,592
Loews Corp.	16,200	1,371,978
Markel Group, Inc.*	1,128	1,947,187
Marsh & McLennan Cos., Inc.	60,275	12,803,013
Medibank Private Ltd. (Australia)	617,474	1,447,295
MetLife, Inc.	222,950	18,255,146
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	14,184	7,170,233
NN Group NV (Netherlands)	12,871	561,286
Phoenix Group Holdings PLC (United Kingdom)	51,885	330,622
Poste Italiane SpA (Italy), 144A	79,557	1,125,180
Progressive Corp. (The)	47,675	11,423,407
Prudential PLC (Hong Kong)	212,641	1,687,525
QBE Insurance Group Ltd. (Australia)	467,819	5,555,758
RenaissanceRe Holdings Ltd. (Bermuda)(a)	7,817	1,944,948
Sompo Holdings, Inc. (Japan)	126,600	3,280,239
Suncorp Group Ltd. (Australia)	100,137	1,176,492
Swiss Life Holding AG (Switzerland)	2,156	1,664,578
Swiss Re AG	18,603	2,694,357
Talanx AG (Germany)	21,758	1,850,551
Tokio Marine Holdings, Inc. (Japan)	82,500	2,960,771
Travelers Cos., Inc. (The)	34,903	8,407,784
Tryg A/S (Denmark)	32,714	690,080
Unipol Gruppo SpA (Italy)	114,845	1,434,243
Willis Towers Watson PLC	8,800	2,756,512
Zurich Insurance Group AG (Switzerland)	12,530	7,452,413

		191,247,527

Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)	443,080	83,875,044
Alphabet, Inc. (Class C Stock)	254,500	48,466,980
Bilibili, Inc. (China), ADR*	26,888	486,942
CAR Group Ltd. (Australia)	8,987	199,995
Kanzhun Ltd. (China), ADR*	59,461	820,562
LY Corp. (Japan)	380,200	1,005,284
Meta Platforms, Inc. (Class A Stock)	156,766	91,788,061
REA Group Ltd. (Australia)	8,504	1,223,416
Scout24 SE (Germany), 144A	16,178	1,427,530

		229,293,814

	Shares	Value

COMMON STOCKS (continued)
IT Services — 0.4%
Accenture PLC (Ireland) (Class A Stock)	16,246	$5,715,180
Capgemini SE (France)	3,054	498,803
Cognizant Technology Solutions Corp. (Class A Stock)	126,200	9,704,780
Fujitsu Ltd. (Japan)	71,400	1,254,254
Globant SA*	8,003	1,716,003
International Business Machines Corp.(a)	54,868	12,061,632
Kyndryl Holdings, Inc.*	30,000	1,038,000
NEC Corp. (Japan)	11,800	1,009,810
Shopify, Inc. (Canada) (Class A Stock)*	18,587	1,976,356
Snowflake, Inc. (Class A Stock)*	56,700	8,755,047
Twilio, Inc. (Class A Stock)*	41,000	4,431,280
Wix.com Ltd. (Israel)*	13,700	2,939,335

		51,100,480

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	113,800	2,713,589
Hasbro, Inc.(a)	15,819	884,440
Mattel, Inc.*	43,500	771,255

		4,369,284

Life Sciences Tools & Services — 0.3%
Danaher Corp.	60,800	13,956,640
Illumina, Inc.*(a)	7,600	1,015,588
Lonza Group AG (Switzerland)	4,430	2,614,758
QIAGEN NV.	31,334	1,395,303
Thermo Fisher Scientific, Inc.	32,600	16,959,498

		35,941,787

Machinery — 0.9%
Alfa Laval AB (Sweden)	44,399	1,858,324
Allison Transmission Holdings, Inc.	85,863	9,278,356
Alstom SA (France)*	66,213	1,477,416
Atlas Copco AB (Sweden) (Class A Stock)	264,105	4,030,680
Atlas Copco AB (Sweden) (Class B Stock)	110,101	1,487,576
Caterpillar, Inc.(a)	14,803	5,369,936
Cummins, Inc.	18,700	6,518,820
Daifuku Co. Ltd. (Japan)	23,300	478,697
Deere & Co.(a)	25,332	10,733,168
Donaldson Co., Inc.	56,900	3,832,215
Dover Corp.	25,011	4,692,064
Epiroc AB (Sweden) (Class B Stock)	33,462	522,046
FANUC Corp. (Japan)	96,800	2,528,702
Flowserve Corp.	128,400	7,385,568
Fortive Corp.	18,285	1,371,375
GEA Group AG (Germany)	41,846	2,078,627
Hoshizaki Corp. (Japan)	9,500	373,531
ITT, Inc.	29,900	4,272,112
Knorr-Bremse AG (Germany)	19,180	1,392,113
Komatsu Ltd. (Japan)	89,600	2,440,916
Kone OYJ (Finland) (Class B Stock)	28,709	1,399,567
Makita Corp. (Japan)	61,100	1,857,989
MINEBEA MITSUMI, Inc. (Japan)	104,300	1,670,690

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Mitsubishi Heavy Industries Ltd. (Japan)	138,000	$1,924,265
Otis Worldwide Corp.(a)	31,676	2,933,514
Parker-Hannifin Corp.	18,076	11,496,878
Pentair PLC	64,500	6,491,280
Rational AG (Germany)	1,668	1,428,655
Schindler Holding AG (Switzerland)	1,830	499,226
Schindler Holding AG (Switzerland) (Part. Cert.)	3,584	990,201
SKF AB (Sweden) (Class B Stock)	52,582	986,938
Techtronic Industries Co. Ltd. (Hong Kong)	176,385	2,318,748
Toro Co. (The)	16,800	1,345,680
Trelleborg AB (Sweden) (Class B Stock)	12,338	422,214
Volvo AB (Sweden) (Class A Stock)	15,769	385,410
Volvo AB (Sweden) (Class B Stock)	110,546	2,686,509
Wartsila OYJ Abp (Finland)	116,964	2,072,918
Yangzijiang Shipbuilding Holdings Ltd. (China)	547,400	1,196,531

		114,229,455

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	376,475
AP Moller - Maersk A/S (Denmark) (Class B Stock)	505	840,199
Kawasaki Kisen Kaisha Ltd. (Japan)	190,700	2,713,050
Kirby Corp.*	11,012	1,165,070
Mitsui OSK Lines Ltd. (Japan)	6,600	229,669
Nippon Yusen KK (Japan)	7,700	256,283
SITC International Holdings Co. Ltd. (China)	416,000	1,103,120

		6,683,866

Media — 0.2%
Comcast Corp. (Class A Stock)	420,038	15,764,026
Informa PLC (United Kingdom)	118,369	1,180,566
Publicis Groupe SA (France)	31,062	3,306,850

		20,251,442

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	16,215	1,268,175
Anglo American PLC (South Africa)	43,173	1,276,503
BHP Group Ltd. (Australia)	399,335	9,741,683
BlueScope Steel Ltd. (Australia)	41,883	484,298
Boliden AB (Sweden)	59,832	1,683,367
Fortescue Ltd. (Australia)	248,028	2,792,935
Freeport-McMoRan, Inc.	180,800	6,884,864
Glencore PLC (Australia)*	1,217,602	5,362,536
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	113,916	1,351,982
Lundin Mining Corp. (Chile)	160,333	1,379,748
Nippon Steel Corp. (Japan)	112,900	2,268,797
Northern Star Resources Ltd. (Australia)	253,985	2,413,155
Rio Tinto Ltd. (Australia)	27,024	1,959,590

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (Australia)	98,009	$5,785,479

		44,653,112

Multi-Utilities — 0.5%
Ameren Corp.	9,600	855,744
CenterPoint Energy, Inc.	63,933	2,028,594
Centrica PLC (United Kingdom)	1,604,544	2,676,983
CMS Energy Corp.	147,007	9,798,017
Dominion Energy, Inc.(a)	55,883	3,009,858
DTE Energy Co.	67,200	8,114,400
E.ON SE (Germany)	480,714	5,599,383
Engie SA (France)	233,526	3,703,586
National Grid PLC (United Kingdom)	350,668	4,166,025
NiSource, Inc.	198,884	7,310,976
Public Service Enterprise Group, Inc.(a)	92,182	7,788,457
Sembcorp Industries Ltd. (Singapore)	372,500	1,506,941
Veolia Environnement SA (France)	115,677	3,245,612

		59,804,576

Office REITs — 0.0%
Dexus (Australia)	158,469	650,918
Gecina SA (France)	7,957	745,453
Japan Real Estate Investment Corp. (Japan)	1,290	885,150
Nippon Building Fund, Inc. (Japan)	276	214,703

		2,496,224

Oil, Gas & Consumable Fuels — 1.6%
ARC Resources Ltd. (Canada)	80,529	1,460,497
BP PLC	692,207	3,421,558
Cameco Corp. (Canada)	9,506	488,513
Cenovus Energy, Inc. (Canada)	234,431	3,553,690
Cheniere Energy, Inc.	20,806	4,470,585
Chevron Corp.(a)	102,953	14,911,713
ConocoPhillips	169,028	16,762,507
Coterra Energy, Inc.	33,000	842,820
Devon Energy Corp.	44,200	1,446,666
ENEOS Holdings, Inc. (Japan)	427,500	2,242,731
EOG Resources, Inc.	58,416	7,160,633
Equinor ASA (Norway)	34,337	814,441
Expand Energy Corp.	58,500	5,823,675
Exxon Mobil Corp.	420,929	45,279,333
Idemitsu Kosan Co. Ltd. (Japan)	400,000	2,634,810
Inpex Corp. (Japan)	82,700	1,040,487
LUKOIL PJSC (Russia), ADR*^(a)	15,069	2
OMV AG (Austria)	26,690	1,035,083
Permian Resources Corp.	138,151	1,986,611
Phillips 66	42,200	4,807,846
Repsol SA (Spain)	156,170	1,900,271
Santos Ltd. (Australia)	106,176	439,664
Shell PLC	733,223	22,855,296
Shell PLC, ADR	115,401	7,229,873
Texas Pacific Land Corp.(a)	900	995,364
TotalEnergies SE (France)	204,083	11,370,460
Valero Energy Corp.(a)	61,500	7,539,285
Williams Cos., Inc. (The)	281,556	15,237,811

		187,752,225

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	9,600	$994,080
Mondi PLC (Austria)	38,396	571,626

		1,565,706

Passenger Airlines — 0.1%
ANA Holdings, Inc. (Japan)	82,500	1,497,337
Delta Air Lines, Inc.	29,792	1,802,416
Japan Airlines Co. Ltd. (Japan)	105,300	1,659,994
Qantas Airways Ltd. (Australia)*	825,790	4,571,513
United Airlines Holdings, Inc.*	86,800	8,428,280

		17,959,540

Personal Care Products — 0.2%
Haleon PLC	482,018	2,272,789
L’Oreal SA (France)	9,571	3,388,164
Unilever PLC (United Kingdom) (XLON)	189,355	10,759,269
Unilever PLC (United Kingdom) (XAMS)	48,821	2,781,047
Unilever PLC (United Kingdom), ADR	173,495	9,837,166

		29,038,435

Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	91,200	885,618
AstraZeneca PLC (United Kingdom)	151,513	19,754,218
AstraZeneca PLC (United Kingdom), ADR	121,612	7,968,018
Bristol-Myers Squibb Co.	175,638	9,934,085
Chugai Pharmaceutical Co. Ltd. (Japan)	48,000	2,115,895
Daiichi Sankyo Co. Ltd. (Japan)	142,100	3,888,317
Elanco Animal Health, Inc.*	474,000	5,740,140
Eli Lilly & Co.	54,484	42,061,648
Galderma Group AG (Switzerland)*	12,677	1,408,938
GSK PLC	340,303	5,739,985
Hikma Pharmaceuticals PLC (Jordan)	86,613	2,159,418
Ipsen SA (France)	11,616	1,331,435
Johnson & Johnson	153,317	22,172,705
Kyowa Kirin Co. Ltd. (Japan)	82,900	1,246,649
Merck & Co., Inc.	139,902	13,917,451
Merck KGaA (Germany)	9,190	1,337,356
Novartis AG (Switzerland)	150,618	14,663,762
Novo Nordisk A/S (Denmark), ADR	17,968	1,545,607
Novo Nordisk A/S (Denmark) (Class B Stock)	266,494	22,993,590
Ono Pharmaceutical Co. Ltd. (Japan)	125,000	1,301,436
Orion OYJ (Finland) (Class B Stock)	32,637	1,447,775
Otsuka Holdings Co. Ltd. (Japan)	29,900	1,626,558
Pfizer, Inc.	481,000	12,760,930
Recordati Industria Chimica e Farmaceutica SpA (Italy)	5,369	281,467
Roche Holding AG	52,961	14,808,253
Sanofi SA.	143,184	13,919,031
Sanofi SA, ADR	43,277	2,087,250
Shionogi & Co. Ltd. (Japan)	169,500	2,377,266
Takeda Pharmaceutical Co. Ltd. (Japan)	104,000	2,753,121

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	93,800	$2,067,352
UCB SA (Belgium)	12,047	2,398,122

		238,693,396

Professional Services — 0.3%
Automatic Data Processing, Inc.	12,100	3,542,033
Bureau Veritas SA (France)	27,108	823,547
Computershare Ltd. (Australia)	129,066	2,711,224
Dun & Bradstreet Holdings, Inc.	405,100	5,047,546
Experian PLC	40,307	1,732,390
Intertek Group PLC (United Kingdom)	19,310	1,140,832
Leidos Holdings, Inc.	8,300	1,195,698
ManpowerGroup, Inc.	48,200	2,782,104
Recruit Holdings Co. Ltd. (Japan)	97,300	6,763,120
RELX PLC (United Kingdom)	85,602	3,878,540
Science Applications International Corp.	11,600	1,296,648
SGS SA (Switzerland)	5,460	547,733
Teleperformance SE (France)	7,685	659,167
TransUnion	71,000	6,582,410
Wolters Kluwer NV (Netherlands)	20,769	3,450,653

		42,153,645

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	16,074	2,110,355
Daito Trust Construction Co. Ltd. (Japan)	22,400	2,504,199
Daiwa House Industry Co. Ltd. (Japan)	88,300	2,710,914
FirstService Corp. (Canada)	7,050	1,277,088
Henderson Land Development Co. Ltd. (Hong Kong)	96,000	291,019
Hongkong Land Holdings Ltd. (Hong Kong)	91,800	408,775
Hulic Co. Ltd. (Japan)	52,500	456,003
Jones Lang LaSalle, Inc.*	31,000	7,847,340
KE Holdings, Inc. (China), ADR(a)	76,868	1,415,909
LEG Immobilien SE (Germany)	18,479	1,567,365
Mitsui Fudosan Co. Ltd. (Japan)	238,800	1,909,762
Phoenix Mills Ltd. (The) (India)	23,381	445,375
Sumitomo Realty & Development Co. Ltd. (Japan)	23,800	740,151
Swiss Prime Site AG (Switzerland)	2,139	233,140
Vonovia SE (Germany)	85,416	2,600,310
Zillow Group, Inc. (Class C Stock)*	26,000	1,925,300

		28,443,005

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	64,400	2,409,848
AvalonBay Communities, Inc.(a)	11,529	2,536,034
Camden Property Trust	15,194	1,763,112
Equity Residential	95,100	6,824,376

		13,533,370

Retail REITs — 0.1%
Kimco Realty Corp.	36,200	848,166
Klepierre SA (France)	82,374	2,372,330

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Realty Income Corp.	19,000	$1,014,790
Scentre Group (Australia)	982,997	2,080,857
Simon Property Group, Inc.	5,800	998,818
Vicinity Ltd. (Australia)	1,105,011	1,432,127

		8,747,088

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*(a)	35,595	4,299,520
Advantest Corp. (Japan)	116,436	6,620,417
Analog Devices, Inc.	37,659	8,001,031
Applied Materials, Inc.(a)	31,760	5,165,129
ASM International NV (Netherlands)	9,032	5,222,172
ASML Holding NV (Netherlands) (XNGS)	27,145	19,013,299
ASML Holding NV (Netherlands) (NYSE)	1,971	1,366,061
Broadcom, Inc.	344,302	79,822,976
Disco Corp. (Japan)	5,700	1,512,081
Infineon Technologies AG (Germany)	57,943	1,891,361
Kokusai Electric Corp. (Japan)	73,300	960,513
Lam Research Corp.	190,218	13,739,446
Lasertec Corp. (Japan)	19,200	1,799,905
Marvell Technology, Inc.	129,872	14,344,362
Microchip Technology, Inc.(a)	42,433	2,433,533
Micron Technology, Inc.	36,651	3,084,548
NVIDIA Corp.	1,572,499	211,170,891
NXP Semiconductors NV (China)(a)	46,798	9,726,964
Onto Innovation, Inc.*	43,300	7,216,811
Qorvo, Inc.*	19,800	1,384,614
QUALCOMM, Inc.	100,600	15,454,172
SCREEN Holdings Co. Ltd. (Japan)	30,600	1,806,541
Skyworks Solutions, Inc.(a)	39,500	3,502,860
STMicroelectronics NV (Singapore)	44,733	1,120,421
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	48,193	9,517,636
Texas Instruments, Inc.	29,795	5,586,860
Tokyo Electron Ltd. (Japan)	41,400	6,223,223
Universal Display Corp.	10,282	1,503,228

		443,490,575

Software — 3.3%
Adobe, Inc.*	15,300	6,803,604
AppLovin Corp. (Class A Stock)*	4,000	1,295,320
Atlassian Corp. (Class A Stock)*	16,300	3,967,094
Autodesk, Inc.*	25,200	7,448,364
Check Point Software Technologies Ltd. (Israel)*	2,000	373,400
Crowdstrike Holdings, Inc. (Class A Stock)*	36,200	12,386,192
CyberArk Software Ltd.*	16,787	5,592,589
Datadog, Inc. (Class A Stock)*	35,200	5,029,728
Dynatrace, Inc.*	29,000	1,576,150
Fortinet, Inc.*	49,500	4,676,760
Gen Digital, Inc.	69,000	1,889,220
HubSpot, Inc.*	2,000	1,393,540
Informatica, Inc. (Class A Stock)*	144,400	3,744,292
Intuit, Inc.	12,256	7,702,896
Microsoft Corp.	489,602	206,367,243

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Monday.com Ltd.*	15,163	$3,569,977
Nemetschek SE (Germany)	3,905	379,340
Nice Ltd. (Israel)*	11,490	1,951,272
Oracle Corp.	144,814	24,131,805
Oracle Corp. (Japan)	2,400	229,695
Palantir Technologies, Inc. (Class A Stock)*	150,600	11,389,878
Sage Group PLC (The) (United Kingdom)	69,250	1,100,277
Salesforce, Inc.	94,730	31,671,081
SAP SE (Germany)	87,300	21,473,555
ServiceNow, Inc.*	18,500	19,612,220
Teradata Corp.*	60,300	1,878,345
WiseTech Global Ltd. (Australia)	8,814	657,993
Workday, Inc. (Class A Stock)*	5,400	1,393,362
Xero Ltd. (New Zealand)*	36,302	3,777,696
Zoom Communications, Inc. (Class A Stock)*	110,400	9,009,744

		402,472,632

Specialized REITs — 0.2%
American Tower Corp.	21,600	3,961,656
Digital Realty Trust, Inc.	26,400	4,681,512
Equinix, Inc.	4,800	4,525,872
Gaming & Leisure Properties, Inc.	75,947	3,657,607
Public Storage	30,300	9,073,032

		25,899,679

Specialty Retail — 0.8%
Avolta AG (Switzerland)*	11,256	451,859
Bath & Body Works, Inc.	88,800	3,442,776
Carvana Co.*	33,800	6,873,568
Fast Retailing Co. Ltd. (Japan)	13,300	4,486,645
Gap, Inc. (The)	144,900	3,423,987
Home Depot, Inc. (The)(a)	57,905	22,524,466
Industria de Diseno Textil SA (Spain)	186,985	9,578,113
JD Sports Fashion PLC (United Kingdom)	1,180,848	1,411,404
Kingfisher PLC (United Kingdom)	217,241	675,263
Lowe’s Cos., Inc.(a)	123,477	30,474,124
TJX Cos., Inc. (The)	88,041	10,636,233
Ulta Beauty, Inc.*(a)	9,500	4,131,835
Zalando SE (Germany), 144A*	80,760	2,701,686

		100,811,959

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	957,912	239,880,323
Canon, Inc. (Japan)	54,300	1,763,755
Dell Technologies, Inc. (Class C Stock)	45,088	5,195,941
FUJIFILM Holdings Corp. (Japan)	61,900	1,280,687
Hewlett Packard Enterprise Co.	430,700	9,195,445
Logitech International SA (Switzerland)	33,343	2,752,338
Ricoh Co. Ltd. (Japan)	50,000	567,833
Samsung Electronics Co. Ltd. (South Korea)	90,467	3,228,479
Seagate Technology Holdings PLC(a)	24,522	2,116,494

		265,981,295

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	26,146	$6,430,986
Asics Corp. (Japan)	272,000	5,306,116
Brunello Cucinelli SpA (Italy)	32,689	3,570,923
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	35,748	5,407,751
Deckers Outdoor Corp.*	50,400	10,235,736
Hermes International SCA (France)	3,737	8,966,453
LVMH Moet Hennessy Louis Vuitton SE (France)	14,976	9,851,112
Moncler SpA (Italy)	42,178	2,226,601
NIKE, Inc. (Class B Stock)	4,135	312,895
Pandora A/S (Denmark)	19,141	3,501,951
Puma SE (Germany)	15,403	708,242
Ralph Lauren Corp.	9,172	2,118,549
Skechers USA, Inc. (Class A Stock)*	16,900	1,136,356

		59,773,671

Tobacco — 0.3%
Altria Group, Inc.	224,700	11,749,563
British American Tobacco PLC (United Kingdom)	154,354	5,569,823
Imperial Brands PLC (United Kingdom)	203,266	6,500,217
Japan Tobacco, Inc. (Japan)(a)	89,600	2,298,495
Philip Morris International, Inc.	75,149	9,044,182

		35,162,280

Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	33,874	922,994
AerCap Holdings NV (Ireland)	31,000	2,966,700
Ashtead Group PLC (United Kingdom)	20,691	1,280,113
Bunzl PLC (United Kingdom)	34,053	1,402,137
Ferguson Enterprises, Inc. (NYSE)	4,400	763,708
Ferguson Enterprises, Inc. (XLON)	10,591	1,846,813
ITOCHU Corp. (Japan)	110,900	5,453,439
Marubeni Corp. (Japan)	33,700	505,789
Mitsubishi Corp. (Japan)	494,600	8,092,508
Mitsui & Co. Ltd. (Japan)	154,700	3,208,343
MonotaRO Co. Ltd. (Japan)	15,400	261,705
Toyota Tsusho Corp. (Japan)	80,200	1,418,299
United Rentals, Inc.(a)	2,200	1,549,768
W.W. Grainger, Inc.	4,100	4,321,605

		33,993,921

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	10,655	2,174,662
Aeroports de Paris SA (France)	3,784	438,134
Getlink SE (France)	17,485	278,811
Transurban Group (Australia), UTS	177,330	1,465,634

		4,357,241

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	76,000	2,420,646
SoftBank Corp. (Japan)	971,000	1,225,731
SoftBank Group Corp. (Japan)	81,700	4,668,810
Tele2 AB (Sweden) (Class B Stock)	114,566	1,133,027
T-Mobile US, Inc.	26,900	5,937,637

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	3,444,827	$2,938,712

		18,324,563

TOTAL COMMON STOCKS (cost $4,430,212,232)		5,245,075,749

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	349,254
Porsche Automobil Holding SE (Germany) (PRFC)	8,452	318,476

		667,730

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	34,462	3,023,575

TOTAL PREFERRED STOCKS (cost $3,484,962)		3,691,305

UNAFFILIATED EXCHANGE-TRADED FUNDS — 11.1%
Dimensional US Equity Market ETF	5,465,917	348,452,209
iShares Core MSCI EAFE ETF	451,394	31,723,970
iShares Core S&P 500 ETF	955,850	562,689,778
iShares Core U.S. Aggregate Bond ETF	551,477	53,438,121
iShares JP Morgan USD Emerging Markets Bond ETF	201,771	17,965,690
iShares MSCI EAFE ETF(a)	373,500	28,240,335
iShares Russell 1000 Growth ETF	176,828	71,010,588
iShares Russell 1000 Value ETF	629,070	116,459,729
Vanguard Dividend Appreciation ETF	409,382	80,169,277
Vanguard Total Bond Market ETF	405,301	29,145,195

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,332,937,413)		1,339,294,892

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.4%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	402,508
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30		459	462,506
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		680	663,471
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	270,980

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	$308,169
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	502,398
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		15	14,845
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		125	124,311
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,744
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	194,227

				3,045,159

Collateralized Loan Obligations — 3.4%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A Floor 1.370%)
5.987%(c)	10/20/37		1,150	1,154,072
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A Floor 1.530%)
6.162%(c)	07/22/37		11,750	11,854,694
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/20/34		5,000	5,001,551
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.086%(c)	07/15/37		1,000	1,007,746
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.956%(c)	04/25/34	EUR	1,753	1,809,924
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.696%(c)	01/22/38		10,500	10,554,285
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.954%(c)	04/15/32	EUR	4,515	4,666,931
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.867%(c)	07/20/37		16,000	16,077,214
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.027%(c)	10/16/37		2,000	2,015,594

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
6.829%(c)	07/20/37		14,000	$14,136,331
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.018%(c)	07/15/31		7,331	7,339,022
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.066%(c)	01/25/35		2,000	2,001,934
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.817%(c)	05/17/31		742	742,678
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	10/15/34		12,650	12,673,796
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.029%(c)	04/19/34		1,500	1,502,706
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.779%(c)	04/15/31	EUR	2,126	2,186,433
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.174%(c)	10/15/35	EUR	9,145	9,460,038
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.717%(c)	01/20/32		6,921	6,928,421
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	01/20/35		1,315	1,317,574
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34		2,553	2,557,669
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.058%(c)	07/15/34		2,766	2,770,566
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.987%(c)	10/25/33		1,480	1,482,573
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.516%(c)	01/25/37		8,000	8,086,490
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.029%(c)	01/17/34		6,000	6,002,067

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.850%(c)	05/22/32	EUR	1,186	$1,224,318
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.912%(c)	08/26/32	EUR	7,331	7,563,429
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		6,500	6,506,504
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.915%(c)	10/17/37		2,000	2,005,119
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.253%(c)	10/20/37		10,000	10,040,380
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.184%(c)	10/15/34	EUR	4,250	4,401,427
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor
1.620%)
6.252%(c)	04/22/37		17,750	17,827,312
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.928%(c)	04/15/31		1,496	1,497,357
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.056%(c)	04/15/34		2,128	2,131,976
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.057%(c)	10/20/31		1,099	1,099,509
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.986%(c)	04/25/34	EUR	1,064	1,099,536
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.939%(c)	04/21/31		411	411,358
Indigo Credit Management DAC (Ireland),
Series 01A, Class B, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
5.784%(c)	10/15/37	EUR	4,250	4,466,271
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.834%(c)	07/15/31	EUR	2,553	2,622,252
Series 03A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
5.443%(c)	10/30/38	EUR	8,500	8,849,319

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34		9,000	$9,013,465
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.049%(c)	10/20/34		12,250	12,252,353
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.979%(c)	07/15/32	EUR	4,743	4,902,226
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.998%(c)	10/15/32		1,975	1,975,033
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.017%(c)	10/16/37		2,000	2,014,578
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34		12,500	12,534,817
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)
6.516%(c)	01/29/30		83	83,200
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	10/12/30		1,069	1,071,038
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.038%(c)	07/15/31		1,038	1,039,764
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	10,500	10,909,520
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.397%(c)	07/20/37		5,750	5,796,448
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.067%(c)	07/19/37		10,000	10,039,693
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
6.537%(c)	07/20/37		8,000	8,032,694
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.138%(c)	10/15/34		4,000	4,008,049
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.959%(c)	04/26/31		1,253	1,254,782

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		1,750	$1,758,047
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)
5.516%(c)	04/17/31		10,074	10,085,651
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.938%(c)	04/15/31		494	494,563
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.039%(c)	01/17/31		73	72,972
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.784%(c)	01/15/38	EUR	8,000	8,316,465
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.729%(c)	07/20/34		588	590,429
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.098%(c)	10/15/34		6,000	6,010,675
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.068%(c)	07/15/31		926	927,435
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.617%(c)	04/20/35		2,000	2,004,955
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		19,000	19,034,810
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	10/20/31		2,023	2,027,243
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.949%(c)	01/26/31		404	404,182
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.065%(c)	01/17/32	EUR	7,398	7,655,164
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.916%(c)	04/25/30	EUR	686	709,746
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.714%(c)	02/20/30	EUR	2,212	2,286,931

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.869%(c)	04/16/31		207	$207,053
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34		4,530	4,531,094
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.067%(c)	07/25/34		2,128	2,128,472
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30		161	160,614
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.829%(c)	04/15/37	EUR	9,000	9,382,161
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	07/20/34		4,910	4,914,915
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.226%(c)	04/25/37		8,250	8,294,104
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.906%(c)	07/15/32		11,000	11,021,704
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	04/15/33		15,250	15,272,912
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31		353	354,095
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap
N/A, Floor 1.210%)
6.128%(c)	10/15/34		2,995	2,997,772

				411,648,200

Consumer Loans — 0.0%
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		86	86,190
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		185	173,890
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	288,140
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	208,449

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	$102,690
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,970
SoFi Consumer Loan Program Trust,
Series 2021-01, Class D, 144A
2.040%	09/25/30		187	183,874

				1,250,203

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.888%(c)	03/15/32	GBP	700	881,516
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.608%(c)	07/15/32	GBP	300	375,651

				1,257,167

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	05/25/34		16	15,611
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.953%(c)	03/25/43		7	7,238
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.305%(c)	03/20/54		18	18,566
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	08/25/33		14	13,526
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A 5.344% 09/25/44			573	570,149
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		81	81,325
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		239	236,536

				942,951

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.053%(c)	02/25/34		3	3,483
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.687%(c)	10/25/34		9	8,515

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.503%(c)	11/25/34	1	$755
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.298%(c)	01/25/35	9	8,288
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
5.642%(c)	09/25/34	32	32,613

			53,654

Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	45	42,397
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	80	76,351

			118,748

TOTAL ASSET-BACKED SECURITIES (cost $425,130,366)			418,316,082

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	80	76,516
Series 2018-BN13, Class A4
3.953%	08/15/61	320	308,165
Series 2019-BN20, Class A2
2.758%	09/15/62	385	346,643
Series 2019-BN24, Class A3
2.960%	11/15/62	135	121,489
Series 2021-BN34, Class A5
2.438%	06/15/63	165	136,073
BANK5,
Series 2024-5YR08, Class A3
5.884%	08/15/57	1,000	1,027,611
Series 2024-5YR10, Class A3
5.302%	10/15/57	1,050	1,054,956
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	253	232,728
Series 2024-5C29, Class A3
5.208%	09/15/57	500	501,677
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57	1,000	1,016,514
Series 2024-V10, Class A3
5.277%	09/15/57	800	802,688
BMO Mortgage Trust,
Series 2024-5C05, Class A3
5.857%	02/15/57	450	460,876
Series 2024-5C06, Class A3
5.316%	09/15/57	1,150	1,153,422

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.212%(c)	09/15/38		200	$198,043
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.862%(c)	09/15/38		450	446,695
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
5.213%(c)	11/15/41	CAD	600	418,272
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		765	690,885
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	243,712
Series 2019-CD08, Class A3
2.657%	08/15/57		705	638,025
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		286	279,066
Series 2016-C07, Class A2
3.585%	12/10/54		251	243,353
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		557	554,457
Series 2017-C04, Class A3
3.209%	10/12/50		229	219,215
Series 2019-GC41, Class A4
2.620%	08/10/56		280	250,826
Commercial Mortgage Trust,
Series 2015-LC21, Class A3
3.445%	07/10/48		309	307,776
Series 2015-LC23, Class A3
3.521%	10/10/48		365	360,400
Series 2016-COR01, Class A3
2.826%	10/10/49		336	325,468
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	206,718
Series 2018-CX12, Class A3
3.959%	08/15/51		195	187,611
Series 2019-C17, Class A4
2.763%	09/15/52		105	95,318
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.754%(c)	08/07/30	GBP	328	408,476
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		227	220,297
FHLMC Multifamily Structured Pass-Through Certificates
Series K052, Class X1, IO
0.615%(cc)	11/25/25		4,230	17,964
Series K055, Class X1, IO
1.326%(cc)	03/25/26		2,108	27,714

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K097, Class X1, IO
1.088%(cc)	07/25/29		1,162	$47,980
Series K131, Class X1, IO
0.727%(cc)	07/25/31		11,356	443,045
Series K741, Class X1, IO
0.562%(cc)	12/25/27		153	2,144
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor
2.100%)
6.612%(c)	10/15/36		260	256,807
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor
3.550%)
8.062%(c)	10/15/36		420	416,903
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		625	563,315
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.498%(c)	03/15/39		300	300,188
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.948%(c)	03/15/39		850	850,531
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	135,098
Series 2019-H07, Class A3
3.005%	07/15/52		49	45,277
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		140	122,259
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.011%(c)	03/15/36		110	104,981
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor
2.100%)
6.827%(c)	08/17/31	GBP	895	1,111,129
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		325	315,704
Series 2019-C16, Class A3
3.344%	04/15/52		280	266,258
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		241	231,109
Series 2017-C41, Class A3
3.210%	11/15/50		420	400,492
Series 2019-C49, Class A3
3.749%	03/15/52		375	370,574
Series 2019-C52, Class A4
2.643%	08/15/52		180	164,650
Series 2021-C59, Class A5
2.626%	04/15/54		100	84,580

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-5C01, Class A3
5.928%	07/15/57		1,100	$1,133,558

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,361,257)				20,946,231

CORPORATE BONDS — 2.4%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	739,891
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,975	1,965,125
7.125%	06/15/26		83	83,207
7.500%	02/01/29(a)		45	46,811
7.875%	04/15/27		2,209	2,211,761
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	159,211

				5,206,006

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	824,324
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	700	710,528

				1,534,852

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		28	27,439
5.750%	04/20/29		715	707,450
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,292,485
4.625%	04/15/29		270	256,652

				2,284,026

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		145	127,183
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,796,086

				1,923,269

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	436,909
4.750%	01/15/43		12	9,452

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		363	$326,792
4.950%	05/28/27		220	218,063
5.800%	03/08/29		200	200,015
5.850%	05/17/27		345	348,579
6.798%	11/07/28		200	207,284
6.800%	05/12/28		675	697,654
7.200%	06/10/30		210	221,019
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		225	218,350
4.875%	11/01/27		260	259,204
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	200	238,144
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	770,664

				4,152,129

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		46	45,712
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		25	23,242
5.625%	06/15/28		475	468,513
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	372,324
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,675	2,488,383

				3,398,174

Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	505,248
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	200	202,069
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	500	460,491
0.500%	05/25/30	EUR	200	181,861
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,680,239
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	200	219,511
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	650	690,284

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	$217,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	200	214,796
5.500%(ff)	09/08/29	EUR	100	111,096
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		200	219,500
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	1,000	1,060,421
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	97,566
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	212,210
4.000%	03/13/32	EUR	300	318,151
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		955	804,076
Sr. Unsec’d. Notes, MTN
3.970%(ff)	03/05/29		575	557,473
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	250	265,391
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26		200	201,655
Sr. Unsec’d. Notes, EMTN
5.000%(ff)	07/04/31	EUR	200	224,307
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	250	265,328
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	200	264,036
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	400	403,384
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		250	255,325
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		215	212,723
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,000	1,026,261
Sub. Notes, 144A
5.906%(ff)	11/19/35		315	306,323
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	500	503,914
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
6.714%(ff)	10/19/29		525	545,390
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27		420	423,387
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	107,499

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	$226,756
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	201,539
6.840%(ff)	09/13/34		200	211,940
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		240	242,126
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	804,415
5.875%	04/30/29		2,000	2,028,974
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	114,478
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	428,630
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		425	411,665
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		195	165,236
3.980%(ff)	03/20/30		180	171,585
4.412%(ff)	03/31/31		185	177,724
4.542%(ff)	09/19/30		205	199,145
5.174%(ff)	02/13/30		1,240	1,238,083
5.449%(ff)	06/11/35		15	14,883
Sub. Notes
5.827%(ff)	02/13/35		90	89,591
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		199	201,172
Commerzbank AG (Germany),
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	400	429,239
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	180,588
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		200	192,000
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		290	299,561
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		250	246,618
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	94,863
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		200	193,939
5.705%(ff)	03/01/30		245	248,170
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	110,447
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	280,275
4.999%(ff)	09/11/30		165	160,970
6.819%(ff)	11/20/29		150	156,918

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	$1,008,948
Sr. Preferred Notes
5.414%	05/10/29		415	420,456
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	136,350
DNB Bank ASA (Norway),
Sr. Preferred Notes, 144A
4.853%(ff)	11/05/30		280	276,788
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	367,615
6.100%	02/21/33	AUD	400	256,723
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.772%(ff)	07/28/30		65	63,691
4.895%(ff)	09/06/30		55	54,241
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	200,004
3.400%	08/18/25	CNH	1,000	136,802
3.500%	07/02/25	CNH	1,000	136,714
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	216,966
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		800	806,101
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		400	383,521
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	904,659
4.692%(ff)	10/23/30		680	666,084
5.016%(ff)	10/23/35		290	278,164
5.049%(ff)	07/23/30		180	179,036
5.330%(ff)	07/23/35		45	44,176
5.727%(ff)	04/25/30		210	214,407
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		200	176,000
6.950%(ff)	03/11/34(oo)		200	199,000
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		390	350,163
3.000%(ff)	07/22/28	GBP	975	1,158,006
5.130%(ff)	11/19/28		200	199,870
5.546%(ff)	03/04/30		285	286,456
Sub. Notes
5.874%(ff)	11/18/35		200	195,173
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	250	268,733
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	300	314,453
Sr. Preferred Notes, 144A
6.625%	06/20/33		365	380,477

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Preferred Notes, EMTN
5.250%	01/13/30	EUR	200	$227,224
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		585	582,661
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		830	753,747
2.545%(ff)	11/08/32		250	210,926
4.603%(ff)	10/22/30		1,550	1,520,841
4.946%(ff)	10/22/35		50	48,212
4.995%(ff)	07/22/30		890	886,591
KBC Group NV (Belgium),
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	300	380,604
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		85	88,516
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	191,294
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
0.375%	06/09/26	EUR	100	99,085
1.375%	06/24/25	EUR	300	306,871
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	643,893
4.654%(ff)	10/18/30		1,270	1,243,024
5.173%(ff)	01/16/30		365	365,236
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	130,500
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	763,696
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	149,887
5.250%(ff)	04/21/34		75	73,858
5.424%(ff)	07/21/34		110	109,332
5.831%(ff)	04/19/35		110	112,099
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		600	607,888
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	1,000	1,053,678
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,250
8.125%(ff)	11/10/33(oo)		200	212,500
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27(a)		310	313,922
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		115	111,993
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	136,781

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	$184,524
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	194,480
6.833%(ff)	11/21/26		530	537,536
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	1,000	1,057,007
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		365	304,769
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,009,512
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		230	225,163
5.688%(ff)	05/14/28		360	364,000
6.750%(ff)	02/08/28		250	257,620
7.018%(ff)	02/08/30		200	211,558
Toronto-Dominion Bank (The) (Canada), Covered Bonds
3.666%	09/08/31	EUR	650	705,700
Jr. Sub. Notes
8.125%(ff)	10/31/82		200	208,250
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		45	45,397
5.867%(ff)	06/08/34		60	60,993
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	900	954,728
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		35	35,326
5.836%(ff)	06/12/34		95	96,850
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		220	237,600
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	200	235,870
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	1,400	1,382,726
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	1,300	1,373,165
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	200	215,047
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		820	803,669
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	200	217,529
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.499%(ff)	01/23/35		85	84,494

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		330	$289,025
5.557%(ff)	07/25/34		5	4,988

				55,379,857

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		20	17,155
5.750%	03/02/63		85	81,538

				98,693

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	221,988
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	108,806
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	519,516
Heidelberg Materials AG (Germany),
Sr. Unsec’d. Notes, EMTN
3.375%	10/17/31	EUR	200	209,642
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)		1,825	1,725,464
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		125	116,049
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,360	1,326,060
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	98,606
4.375%	07/15/30		992	904,503

				5,230,634

Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		70	61,652
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		210	210,242

				271,894

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	418,818
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	770,749

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	$906,811
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		720	686,836
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	200	212,992
5.125%	06/14/33	EUR	100	111,341
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	209,521
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	581,845
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		340	347,448
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	406,961
4.250%	09/25/30	GBP	200	237,861
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	629,726
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	400	437,156
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	423,110
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	105,986
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		370	359,719
Toll Road Investors Partnership II LP, Insured Notes, 144A
5.185%(s)	02/15/43		182	52,734
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,035		906,290
3.875%	02/15/31		60	53,612
4.875%	01/15/28		505	490,798
5.250%	01/15/30		895	869,499
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	38,317

				9,258,130

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	482,488

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,470	$1,346,125

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		375	346,901
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25		145	144,526
3.250%	02/15/27		70	67,270
4.250%	04/15/26		180	177,768
4.950%	01/15/28		190	188,267
5.150%	01/15/30		260	252,026
5.750%	03/01/29		490	494,332
5.750%	11/15/29		145	146,931
6.375%	05/04/28		345	354,236
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		95	96,158
Gtd. Notes, 144A
4.000%	03/15/29		124	117,101
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,975	1,962,760
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		1,810	1,841,947
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	380,747
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	448,406
5.750%	09/15/31(a)		575	547,362
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	574,947
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes
9.625%	05/15/28		300	341,868

				8,483,553

Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		65	62,572
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		10	10,236
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	400	385,597
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		296	255,358

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,650	$1,475,913
4.500%	02/15/28		970	930,425
5.250%	06/01/26		19	18,999
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		30	28,294
5.000%	02/01/31		360	338,735
5.125%	03/15/28		1,396	1,353,799
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	297,231
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		250	242,875
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		598	519,571
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54		80	77,873
6.250%	10/01/39		55	57,318
6.500%	10/01/53		75	79,755
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		135	137,110
Sr. Unsec’d. Notes
5.800%	06/15/54		35	34,154
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		120	123,742
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)		155	152,882
Sr. Unsec’d. Notes
5.450%	06/15/29		190	191,690
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	195,893
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		75	75,285
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	184,824
Enel SpA (Italy),
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	250	277,090
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	01/30/25(oo)	EUR	700	723,000
4.750%(ff)	03/14/30(oo)	EUR	300	321,816
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	200	211,352
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		30	29,738

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		185	$188,560
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		20	19,415
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,491,090
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	61,207
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47		139	118,209
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		60	55,565
Iberdrola Finanzas SA (Spain),
Gtd. Notes, EMTN
4.875%(ff)	04/25/28(oo)	EUR	300	320,746
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	709,422
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	347,560
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	527,155
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		90	80,435
5.400%	06/01/33		315	312,630
5.650%	05/09/34		70	70,442
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		145	123,174
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
3.188%(c)	07/24/26	EUR	600	611,268
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	95,428
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	105,387
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	100	93,945
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		265	271,685
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	855,397
Gtd. Notes, 144A
3.375%	02/15/29		110	99,762
3.625%	02/15/31		529	462,078

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.875%	02/15/32		35	$30,450
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	303,934
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	441,317
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	712,565
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	222,859
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		70	58,981
5.800%	05/15/34		160	163,657
6.150%	01/15/33		70	72,689
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	600	530,229
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		20	20,510
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		65	61,290
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		70	69,606
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	01/15/34		100	97,314
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	1,449,859
8.000%(ff)	10/15/26(oo)		1,975	2,010,945
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	1,603,744
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	2,045,187
5.500%	09/01/26		10	9,976
5.625%	02/15/27		885	882,367
6.875%	04/15/32		315	322,437
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		45	43,794
5.700%	12/30/34		35	34,564
6.000%	04/15/34		120	121,380

				27,123,341

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	450	470,387
3.700%	08/15/29	EUR	450	477,365
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	424,514

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	$65,466

				1,437,732

Engineering & Construction — 0.0%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	191,957
2.000%	02/15/33	EUR	2,100	1,933,558
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	380,395
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	109,268
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32	EUR	300	274,906
1.875%	03/14/36	EUR	100	89,874
6.450%	12/10/33	GBP	100	132,110
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	239,841
5.500%	07/31/47		200	160,562
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	275,443
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32(a)		275	243,505

				4,031,419

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,171,047
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		655	658,182
7.000%	02/15/30		400	407,330
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		950	916,390
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,000	699,295
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29		400	372,125
4.279%	03/15/32		195	171,800
5.050%	03/15/42		255	204,659
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	28,735
6.250%	03/15/33		495	485,480
7.125%	02/15/31		380	395,318

				5,510,361

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	$307,737

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	593,326
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,370	4,070,693
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	2,003,196
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	884	1,041,662
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	500	530,864
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		55	60,335
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		540	536,989
Kroger Co. (The),
Sr. Unsec’d. Notes
5.500%	09/15/54		50	47,048
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		1,365	1,248,751
4.375%	01/31/32		500	452,345
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	266,133
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		320	317,784
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		475	425,507
US Foods, Inc.,
Gtd. Notes, 144A
5.750%	04/15/33		485	471,239

				12,065,872

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	40,853
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		135	137,431
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		45	46,135
Gtd. Notes, Series 20-A
1.750%	01/15/31		180	148,187

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	$629,850

				1,002,456

Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	421,331
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		180	150,042
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,940	1,797,138
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	600	640,378
3.875%	10/15/36	EUR	600	642,898
Solventum Corp.,
Gtd. Notes, 144A
5.450%	03/13/31		210	209,921

				3,861,708

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	86,445
4.625%	06/01/30		1,945	1,786,645
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		405	367,734
3.500%	07/15/51		75	48,555
4.625%	03/15/52		95	74,222
5.250%	06/15/49		5	4,332
5.450%	09/15/34		15	14,624
5.950%	09/15/54		50	47,539
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		25	23,909
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32		495	476,528
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		250	234,481
4.375%	01/15/30		1,140	1,058,425
5.125%	11/01/27		840	823,686

				5,047,125

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,612	1,611,674
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	24,619

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
7.250%	10/15/29(a)		789	$799,234
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		170	167,875
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,585	1,470,087
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	55,074
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		650	627,362
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,245	1,148,513
5.250%	12/15/27		16	15,594
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		226	226,516
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		595	568,910

				6,715,458

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	400	427,399
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		280	280,970
6.625%	05/15/32(a)		135	135,912
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		1,025	893,253
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	310,134

				1,620,269

Insurance — 0.0%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29(a)		600	602,596
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	392,277
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	382,405
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	781,186

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	400	$461,541

				2,620,005

Internet — 0.0%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		75	72,707
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34		135	128,842
5.350%	09/15/54		20	18,483

				220,032

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	770	751,742
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		470	464,795
7.375%	05/01/33		285	280,309
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.400%	06/28/54		25	24,438

				769,542

Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		850	905,581
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,200	1,194,900
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		50	49,436
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		425	424,571
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		550	547,415
5.500%	04/01/28		25	24,825
5.625%	09/30/31		590	580,412
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		875	867,344

				4,594,484

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		1,210	1,117,045

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	525	$455,742
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	140	136,368
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,400	1,389,757
6.125%	09/15/29	1,070	1,067,228
6.500%	04/15/32(a)	880	876,662
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	1,709	1,706,156
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	717,975

			7,466,933

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	115,082

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	155,997
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	528,795

			684,792

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	330	284,172
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	121	105,398
4.500%	08/15/30	87	78,084
4.750%	03/01/30	350	319,594
5.000%	02/01/28	65	62,663
5.125%	05/01/27	245	240,640
5.375%	06/01/29	170	162,402
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	150	132,228
3.500%	06/01/41	160	109,706
3.900%	06/01/52	399	256,734
6.550%	06/01/34	60	61,346
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	130	75,792
4.800%	05/15/33	115	111,754

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)(x)		400	$457
Sec’d. Notes, 144A
5.375%	08/15/26(d)(x)		2,650	5,899
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		80	50,795
7.375%	07/01/28		325	231,948
7.750%	07/01/26		1,825	1,533,820
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	1,665,799
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	300	309,143
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	860,447
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	600	658,459
5.250%	05/15/29	GBP	457	531,405

				7,848,685

Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		615	687,111
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	182,156
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		200	198,000
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
4.154%	04/29/31	EUR	200	214,270
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		270	272,081
5.634%	04/04/34		100	99,599
6.125%	10/06/28		145	149,518
6.375%	10/06/30		25	26,185
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	42,909
3.875%	08/15/31		124	106,887

				1,978,716

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	108,472

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	$526,502

				634,974

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	216,458
4.750%	04/16/29	GBP	400	494,190
5.000%	01/24/29		395	396,533
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	217,859
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	417,660
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		400	417,796

				2,160,496

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	367,735
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		170	170,670
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		25	30,199
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		335	333,112
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	750	764,065
6.450%(ff)	12/01/33(oo)		195	200,606
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	125,614
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	225,190
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		550	571,529
8.625%	11/01/30		125	130,963
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		40	28,972
5.550%	03/15/54		50	48,036
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		50	47,204
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		480	477,617

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54		30	$28,159
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		450	418,008
5.375%	02/01/29		1,125	1,107,706
Gtd. Notes, 144A
5.875%	02/01/29		471	468,276
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	101,129
6.000%	04/15/30		315	296,458
6.000%	02/01/31		106	98,429
6.250%	04/15/32		550	506,355
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		25	24,327
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		40	30,321
5.375%	01/01/32		30	29,396
5.875%	09/01/25		372	373,273
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	765,542
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	700	837,693
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		860	750,887
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	800	783,517
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		355	354,219
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	515,460
6.875%	09/19/33		100	105,608
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		15	13,838
TotalEnergies SE (France),
Jr. Sub. Notes
2.000%(ff)	06/04/30(oo)	EUR	200	187,301
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	631,699
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		310	303,515

				12,252,628

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,100	$942,104
6.000%	06/15/29		875	882,373
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34		80	80,346
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	52,470
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		600	599,632
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		800	794,196

				3,351,121

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		40	34,202
4.250%	11/21/49		240	195,461
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		550	539,035
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		95	64,481
5.000%	02/15/29		385	229,075
5.250%	01/30/30		1,535	830,819
5.250%	02/15/31		331	172,948
6.250%	02/15/29		1,641	1,009,215
7.000%	01/15/28		275	193,531
9.000%	12/15/25		125	121,400
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		275	220,000
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	424,587
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		180	175,305
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		155	134,488
2.800%	05/15/30		180	161,433
4.850%	12/15/29		310	307,883
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29		275	257,813
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	352,414
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		375	337,196

				5,761,286

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	$1,191,630
6.625%	02/01/32	280	282,162
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	380	367,896
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	30	30,885
6.036%	11/15/33	255	261,783
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77	130	125,125
7.375%(ff)	01/15/83	310	312,325
8.500%(ff)	01/15/84	55	60,981
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54	130	131,473
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,840	1,854,294
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	605	603,327
Sr. Unsec’d. Notes
5.400%	10/01/47	420	377,069
5.550%	05/15/34	85	84,296
5.600%	09/01/34	55	54,764
5.750%	02/15/33	155	156,905
EnLink Midstream LLC,
Gtd. Notes, 144A
6.500%	09/01/30	150	157,021
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	45	42,990
5.550%	02/16/55	25	24,057
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	700	709,402
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	325	288,509
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	300	308,844
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	285	270,125
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	125	120,171
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	25	22,972
4.125%	08/15/31	25	22,432
6.250%	01/15/30	210	212,346

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		2,090	$2,185,645
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		35	34,914
4.050%	02/01/30		540	506,561
5.300%	03/01/48		30	25,464

				10,826,368

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	665,627
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	285,746
1.625%	04/20/30	EUR	100	92,233
2.200%	07/24/25	EUR	975	1,005,354
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	300	296,763
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		3,130	3,040,757
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	970,090
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	100	95,990
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	273,537
3.200%	08/14/27	CNH	5,000	686,471
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	200	182,467

				7,595,035

Real Estate Investment Trusts (REITs) — 0.1%
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	87,262
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	220,910
9.750%	06/15/25		57	57,009
Sr. Unsec’d. Notes
4.750%	02/15/28		601	515,775
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	384,800
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	500	499,247

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34		105	$111,694
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		205	147,144
5.000%	10/15/27		15	12,677
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	81,556
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	332,735
5.000%	10/15/29	GBP	500	614,773
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		975	979,563
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,770	1,598,153
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	400	420,663
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	723,848
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		2,825	3,011,339
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	367,147
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		5	4,648
4.250%	12/01/26		20	19,676
4.500%	09/01/26		95	93,994
4.500%	01/15/28		305	297,834
4.625%	06/15/25		50	49,806
5.750%	02/01/27		5	5,044
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	500	537,673
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	98,171

				11,273,141

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	288,225
6.125%	06/15/29		490	490,000
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		516	550,480

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		1,150	$1,266,523
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31		675	809,435
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,321,961
12.000%	11/30/28		1,500	1,674,840
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,550	1,434,757
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	291,947
3.875%	10/01/31		300	258,970
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,125	1,028,294
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29(a)		229	208,065
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		425	425,837
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		1,000	993,110

				12,042,444

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	242,503
Sub. Notes
4.375%(ff)	04/16/34	EUR	400	425,280

				667,783

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		550	454,950
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		190	155,207
3.419%	04/15/33		170	148,856
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		130	114,102
Sr. Unsec’d. Notes
5.750%	02/15/29		30	30,757

				903,872

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		55	40,684

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software (cont’d.)
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		25	$25,202

				65,886

Telecommunications — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		200	156,544
5.750%	08/15/29		1,675	1,220,656
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	500	539,287
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	400	344,155
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,050	1,030,411
5.875%	10/15/27		1,025	1,021,248
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		900	748,260
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		2,725	3,054,501
11.000%	11/15/29		2,325	2,617,094
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	720,937
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	47,823
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		15	15,340
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes, 144A
8.250%	09/01/27	GBP	2,038	2,135,518
11.750%	03/01/28	GBP	1,203	427,783
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	100	113,897
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	690	768,524
4.500%	07/15/31	GBP	1,500	1,600,867
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		275	283,988

				16,846,833

Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	797,282

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	400	$369,821
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	422,480
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		4,150	4,360,727
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	270,854
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	92,570
0.400%	12/19/36	EUR	183	156,654
1.875%	05/25/32	EUR	400	376,771
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	200	163,035
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	290,228
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	293,443
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	102,093
7.125%	02/01/32		295	302,049

				7,998,007

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		490	491,534

TOTAL CORPORATE BONDS (cost $301,070,946)				288,122,128

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.371%(c)	11/17/28		573	551,526

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
7.803%(c)	03/01/29		1,691	1,690,576

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.483%(c)	03/18/30		894	896,066

Housewares — 0.0%
SWF Holdings I Corp.,
Tranche A-2, 1 Month SOFR + 4.114%
8.471%(c)	10/06/28^		24	21,202

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	01/14/25		286	$307,046
First Lien Term Loan, 1 Month SOFR + 10.100%
14.772%(c)	05/25/26		51	43,785
Second Lien Term Loan
8.175%	08/24/26		1,642	4,159

				354,990

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%
9.707%(c)	02/01/27		148	143,820

Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 3.250%
5.933%(c)	07/01/31	EUR	3,625	3,768,256

Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27		962	928,251
Zegona Holdco Ltd. (United Kingdom), Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	5,100	5,329,060

				6,257,311

TOTAL FLOATING RATE AND OTHER LOANS (cost $14,094,874)				13,683,747

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.719%(c)	12/25/41		200	206,159
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.819%(c)	03/25/42		90	99,170
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.819%(c)	03/25/42		80	85,982
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.069%(c)	10/25/43		120	122,848
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.019%(c)	04/25/34		226	229,250
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.560%(c)	09/26/33		121	121,515
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	11/25/41		90	90,643

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.669%(c)	09/25/41		300	$302,053
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.919%(c)	12/25/41		200	202,303
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.969%(c)	02/25/42		100	102,359
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		56	11,784
Series 5020, Class IH, IO
3.000%	08/25/50		263	45,474
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.169%(c)	04/25/34		38	38,259
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.469%(c)	04/25/34		200	202,857
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.269%(c)	11/25/31		230	234,303

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,045,079)				2,094,959

SOVEREIGN BONDS — 0.7%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	641,246
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	105,859
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	253,320
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	500	553,988
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		270	273,545
7.500%	02/12/36		270	276,510
Bpifrance SACA (France),
Gtd. Notes
3.375%	11/25/32	EUR	300	314,728
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	177,877
3.375%	05/25/34	EUR	500	520,891
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,756	1,737,035

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30			600	$528,000
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33		EUR	215	241,424
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29		EUR	200	216,602
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34		EUR	300	339,484
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50		EUR	25	15,805
Bundesschatzanweisungen (Germany), Bonds
2.000%	12/10/26		EUR	10,550	10,911,379
Caisse Francaise de Financement Local SA (France), Covered Bonds, EMTN
4.680%	03/09/29		CAD	300	211,086
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43		CNH	9,000	1,447,751
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30		EUR	700	624,416
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32	(a)		930	711,934
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26		EUR	1,410	1,464,244
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31			460	461,150
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33		EUR	200	180,238
1.500%	06/17/31		EUR	1,300	1,240,560
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40		EUR	1,750	1,331,546
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32			600	534,600
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32		EUR	150	167,019
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.450%	06/25/26		CNH	1,000	137,567
French Republic Government Bond OAT (France),
Bonds, 144A
2.750%	02/25/30		EUR	1,660	1,722,163
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35		EUR	2,500	2,274,668
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34		EUR	90	104,583

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	$287,654
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	214,730	556,204
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		460	429,700
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,520	1,345,293
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	700	665,044
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	508,473
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,058,182
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	165,479
6.875%	10/21/34	GBP	100	133,215
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		800	781,500
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,678,249
4.350%	11/01/33	EUR	560	624,044
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	35	37,342
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	85	87,309
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	253,189
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	949,450	5,826,314
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	273,600	1,317,479
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	357,150	2,153,838
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	149,570
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	650	684,244
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	92,857
0.000%	03/17/31	EUR	200	170,256
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	585,966

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	200	$223,938
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	319,521
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	33,000	1,412,134
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,181,646
2.250%	08/12/36	EUR	400	322,526
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,073,076
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	680,790
1.200%	04/28/33	EUR	767	661,419
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	56,795
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,780	1,929,220
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,720	1,875,772
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	29,866
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	320	294,933
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	1,000	759,275
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	915,763
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		3,500	3,174,963
4.000%	10/17/49		330	234,064
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		400	270,615
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		805	794,559
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	99,166
2.750%	04/14/41	EUR	131	88,075
3.624%	05/26/30	EUR	20	19,448
Sr. Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	150,499
3.875%	10/29/35	EUR	20	17,130
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,060	916,831

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
2.000%	01/28/32	EUR	197	$161,401
3.875%	10/29/35	EUR	20	17,130
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	320,629
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	895	822,038
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	916,242
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	700	719,027
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	72,899
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	218,572
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		800	789,200
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	700	609,395
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50(k)	EUR	3,200	1,899,231
1.200%	10/31/40	EUR	800	604,688
3.450%	10/31/34	EUR	3,380	3,615,916
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	429,882
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		600	561,188
UNEDIC ASSEO (France),
Gov’t. Gtd. Notes, EMTN
0.500%	03/20/29	EUR	600	567,198
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	1,900	1,595,025
4.375%	07/31/54	GBP	1,190	1,318,945
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,680	63,919

TOTAL SOVEREIGN BONDS (cost $93,954,322)				83,117,168

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		2,311	2,204,612
5.000%	09/01/52		2,428	2,351,339
6.000%	09/01/53		2,022	2,032,929
6.500%	01/01/54		686	699,910
6.750%	03/15/31(k)		430	480,496
Federal National Mortgage Assoc.
2.500%	07/01/50		1,744	1,446,313

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	08/01/51	2,736	$2,256,398
3.000%	07/01/52	3,997	3,433,077
5.500%	12/01/52	2,223	2,199,547
6.000%	09/01/53	2,805	2,836,309
6.625%	11/15/30(k)	405	449,175
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	72,134
Government National Mortgage Assoc.
5.500%	12/20/52	1,677	1,667,631
U.S. International Development Finance Corp.
3.250%	10/15/30	333	319,466

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,993,480)			22,449,336

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bonds
2.250%	08/15/49	4,070	2,522,764
2.375%	11/15/49	2,780	1,768,775
2.375%	05/15/51	3,475	2,187,621
3.000%	11/15/44	10,145	7,702,274
3.000%	02/15/49(k)	13,750	10,013,867
3.375%	11/15/48(h)	3,255	2,545,003
4.000%	11/15/42(k)	1,247	1,122,300
4.125%	08/15/44(h)	18,090	16,385,583
4.500%	11/15/54	4,900	4,679,500
4.625%	11/15/44	195	189,180
4.750%	11/15/43(h)	745	736,037
U.S. Treasury Notes
1.250%	06/30/28(k)	605	545,304
1.875%	02/15/32(k)	40	33,656
2.375%	03/31/29(k)	90	83,081
2.875%	08/15/28(k)	355	337,777
3.250%	06/30/29(k)	205	195,647
3.500%	09/30/26	505	498,727
3.500%	02/15/33(h)	8,120	7,556,675
3.750%	06/30/30(k)	845	817,603
3.875%	08/15/33	65	61,892
4.125%	10/31/26	3,859	3,850,709
4.125%	11/30/31	3,050	2,986,141
4.250%	12/31/25(k)	12,515	12,517,933
4.250%	01/31/26	2,515	2,515,295
4.250%	11/30/26	20,250	20,249,209
4.375%	11/30/30	1,105	1,101,288
4.500%	11/15/33	8	7,967
4.625%	06/30/26	4,400	4,424,234
4.875%	11/30/25	900	904,887
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	625	328,662
1.964%(s)	08/15/41(k)	7,655	3,289,856
2.053%(s)	05/15/43(k)	2,180	861,355
2.075%(s)	02/15/43	3,280	1,308,028
2.117%(s)	05/15/44	1,220	459,216
2.119%(s)	08/15/45(k)	6,235	2,205,144
2.122%(s)	08/15/44(k)	600	222,961
2.125%(s)	05/15/45(k)	640	229,550
3.309%(s)	11/15/40(k)	7,810	3,497,721
4.289%(s)	02/15/41(h)	4,060	1,792,109
4.500%(s)	05/15/46	1,010	344,071

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
4.608%(s)	11/15/48	225	$68,133
4.715%(s)	11/15/41	415	176,343
4.727%(s)	05/15/50	2,895	819,421
4.734%(s)	11/15/43	505	194,800
4.845%(s)	05/15/41(h)	3,645	1,588,423
4.882%(s)	11/15/42(k)	7,040	2,841,300
4.920%(s)	08/15/48	825	252,463
4.924%(s)	02/15/49	650	193,756
5.331%(s)	02/15/40	1,065	497,763

TOTAL U.S. TREASURY OBLIGATIONS (cost $141,077,805)			129,712,004

TOTAL LONG-TERM INVESTMENTS (cost $9,422,172,613)			10,744,599,975

		Shares

SHORT-TERM INVESTMENTS — 12.0%

AFFILIATED MUTUAL FUNDS — 11.4%
PGIM Core Ultra Short Bond Fund(wa)1,254,637,481			1,254,637,481
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $124,449,347; includes $123,947,580 of cash collateral for securities on loan)(b)(wa)		124,524,062	124,449,347

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,379,086,828)			1,379,086,828

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.6%
U.S. Treasury Bills
4.216%	03/20/25	72,500	71,852,232

(cost $71,844,963)

OPTIONS PURCHASED*~ — 0.0%
(cost $91,988)			209,278

TOTAL SHORT-TERM INVESTMENTS (cost $1,451,023,779)			1,451,148,338

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.8% (cost $10,873,196,392)			12,195,748,313

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $402,747)			(491,885)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.8% (cost $10,872,793,645)			12,195,256,428
Liabilities in excess of other assets(z) — (0.8)%			(101,675,583)

NET ASSETS — 100.0%			$12,093,580,845

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,204 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $121,466,983; cash collateral of $123,947,580 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A, 6.625%, 08/15/27(d)	01/31/24	$27,000	$457	0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	08/30/22	516,750	5,899	0.0

Total		$543,750	$6,356	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00	72	180	$9,900
3 Month SOFR	Call	12/12/25	$98.00	9	23	1,237

Total Exchange Traded (cost $10,257)						$11,137

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	29,980	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	3,590	—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	19,990	2,370
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	2,390	283
Currency Option USD vs CLP	Call	GSI	01/02/25	1,150.00	—	1,249	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	2,476	58,793
Currency Option USD vs COP	Call	JPM	01/09/25	5,100.00	—	1,248	1
Currency Option USD vs KRW	Call	JPM	01/02/25	1,650.00	—	1,249	—
Currency Option USD vs TRY	Call	BOA	01/02/25	60.00	—	624	—
Currency Option USD vs ZAR	Call	DB	01/02/25	21.00	—	1,249	—
Currency Option USD vs BRL	Put	MSI	01/02/25	5.20	—	750	—
Currency Option USD vs BRL	Put	JPM	01/08/25	5.20	—	1,250	—
Currency Option USD vs BRL	Put	JPM	01/16/25	5.40	—	1,235	12
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	1,226	2
Currency Option USD vs BRL	Put	MSI	01/21/25	5.00	—	613	1
Currency Option USD vs CNH	Put	MSI	01/02/25	6.70	—	1,249	—
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—	2,476	130
Currency Option USD vs COP	Put	MSI	01/16/25	3,900.00	—	1,232	1
Currency Option USD vs MXN	Put	MSI	01/02/25	18.00	—	750	—
Currency Option USD vs MXN	Put	MSI	01/16/25	18.00	—	745	—
Currency Option USD vs MXN	Put	MSI	01/21/25	18.50	—	735	1

Total OTC Traded (cost $81,731)							$61,594

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	21,430	$—
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	2,570	—

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	21,430	$8,352
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	2,570	1,002
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	21,430	15,058
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	2,570	1,806
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	8,320	32,720
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	1,020	4,011
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	6,240	65,561
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19%(A)	765	8,037

Total OTC Swaptions (cost $0)								$136,547

Total Options Purchased (cost $91,988)								$209,278

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	72	180	$(42,750)
3 Month SOFR	Call	12/12/25	$96.50	9	23	(5,344)
3 Month SOFR	Put	12/12/25	$96.50	72	180	(120,600)
3 Month SOFR	Put	12/12/25	$96.50	9	23	(15,075)

Total Exchange Traded (premiums received $179,211)						$(183,769)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	29,980	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	3,590	—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	19,990	(7)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	2,390	(1)
Currency Option USD vs CLP	Call	GSI	01/02/25	990.00	—	1,249	(6,756)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	2,476	(20,147)
Currency Option USD vs COP	Call	JPM	01/09/25	4,350.00	—	1,248	(19,209)
Currency Option USD vs TRY	Call	BOA	01/02/25	35.40	—	624	(1,505)
Currency Option USD vs ZAR	Call	DB	01/02/25	18.30	—	1,249	(39,193)
Currency Option USD vs BRL	Put	MSI	01/02/25	5.97	—	750	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	JPM	01/08/25	6.00	—	1,250	$(975)
Currency Option USD vs BRL	Put	JPM	01/16/25	6.15	—	1,235	(11,242)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.15	—	613	(6,804)
Currency Option USD vs BRL	Put	MSI	01/21/25	6.20	—	1,226	(18,317)
Currency Option USD vs CNH	Put	MSI	01/02/25	7.25	—	1,249	(14)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—	2,476	(7,480)
Currency Option USD vs COP	Put	MSI	01/16/25	4,300.00	—	1,232	(1,660)
Currency Option USD vs MXN	Put	MSI	01/16/25	20.18	—	745	(380)
Currency Option USD vs MXN	Put	MSI	01/21/25	20.40	—	735	(1,674)

Total OTC Traded (premiums received $186,067)							$(135,365)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	42,860	$—
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	5,140	—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	42,860	(1,064)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	5,140	(128)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	42,860	(12,935)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	5,140	(1,551)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	21,430	(13,732)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	2,570	(1,647)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	21,430	(11,242)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	2,570	(1,348)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	16,640	(21,745)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	2,040	(2,666)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	12,480	(69,338)

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Written (continued):

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	1,530	$(8,501)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	18,660	(11,102)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	18,530	(7,876)
CDX.NA.IG.43.V1, 12/20/29	Put	GSI	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	18,530	(7,876)

Total OTC Swaptions (premiums received $37,469)								$(172,751)

Total Options Written (premiums received $402,747)								$(491,885)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43.V1(Q)	5.00%(Q)	7,860	$7,247	$(65,851)

(cost $73,098)

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	39,300	$(20,491)	$20,283
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	39,300	(4,290)	25,677

Total Centrally Cleared Swaptions (premiums received $70,741)							$(24,781)	$45,960

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	3 Month CME SOFR	Jun. 2025	$479,125	$2,396
949	2 Year U.S. Treasury Notes	Mar. 2025	195,123,298	(56,508)
2,568	5 Year U.S. Treasury Notes	Mar. 2025	272,990,444	(1,451,823)
19	10 Year Australian Treasury Bonds	Mar. 2025	1,327,420	(19,813)
1,698	10 Year U.S. Treasury Notes	Mar. 2025	184,657,500	(1,898,764)
813	10 Year U.S. Ultra Treasury Notes	Mar. 2025	90,497,063	(1,370,101)
929	20 Year U.S. Treasury Bonds	Mar. 2025	105,760,844	(2,518,152)
9	30 Year Euro Buxl	Mar. 2025	1,236,929	(60,979)
555	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	65,992,969	(2,231,916)
140	Euro Schatz Index	Mar. 2025	15,514,858	(29,002)
48	Euro-BTP Italian Government Bond	Mar. 2025	5,965,502	(151,202)
15	Euro-OAT	Mar. 2025	1,917,358	(44,528)
137	FTSE/MIB Index	Mar. 2025	24,337,814	(467,505)

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
306	IBEX 35 Index	Jan. 2025	$36,726,058	$(560,348)
1,394	Mini MSCI EAFE Index	Mar. 2025	158,044,750	(5,207,566)
386	Russell 2000 E-Mini Index	Mar. 2025	43,421,140	(2,366,068)
1,532	S&P 500 E-Mini Index	Mar. 2025	454,678,450	(14,785,770)
56	Short Euro-BTP	Mar. 2025	6,231,176	(30,804)
353	TOPIX Index	Mar. 2025	62,514,506	824,206

				(32,424,247)

Short Positions:
2	3 Month CME SOFR	Sep. 2025	479,775	(2,154)
2	3 Month CME SOFR	Dec. 2025	480,100	(1,654)
45	1 Year Eris SOFR Swap Futures	Sep. 2025	4,483,022	(9,067)
35	2 Year U.S. Treasury Notes	Mar. 2025	7,196,328	(457)
103	5 Year Euro-Bobl	Mar. 2025	12,574,784	105,507
83	10 Year Euro-Bund	Mar. 2025	11,472,577	270,428
15	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,669,688	30,348
52	British Pound Currency	Mar. 2025	4,063,475	67,799
414	Euro Currency	Mar. 2025	53,760,488	1,145,127
17	Euro Schatz Index	Mar. 2025	1,883,947	7,719

				1,613,596

				$(30,810,651)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/25	BNP	AUD	26	$16,344	$16,212	$—	$(132)
Expiring 01/22/25	CITI	AUD	1,802	1,149,846	1,115,246	—	(34,600)
Expiring 01/22/25	HSBC	AUD	30	19,112	18,568	—	(544)
Brazilian Real,
Expiring 01/23/25	MSI	BRL	3,047	485,100	491,033	5,933	—
Expiring 02/04/25	GSI	BRL	25,110	4,303,162	4,037,865	—	(265,297)
Expiring 02/04/25	GSI	BRL	7,512	1,279,000	1,208,035	—	(70,965)
British Pound,
Expiring 01/21/25	CITI	GBP	206	269,012	257,461	—	(11,551)
Chinese Renminbi,
Expiring 02/19/25	MSI	CNH	4,834	665,825	659,438	—	(6,387)
Expiring 03/19/25	GSI	CNH	20,494	2,823,690	2,798,287	—	(25,403)
Czech Koruna,
Expiring 01/21/25	CITI	CZK	2,257	97,420	92,801	—	(4,619)
Expiring 01/21/25	DB	CZK	33,169	1,401,000	1,363,839	—	(37,161)
Expiring 03/19/25	CITI	CZK	11,258	473,519	463,379	—	(10,140)
Danish Krone,
Expiring 03/19/25	MSI	DKK	8,107	1,144,473	1,130,977	—	(13,496)
Euro,
Expiring 01/10/25	BARC	EUR	706	730,975	731,295	320	—
Expiring 01/21/25	BARC	EUR	2,267	2,386,741	2,350,232	—	(36,509)
Expiring 01/21/25	CITI	EUR	942	992,316	976,999	—	(15,317)
Expiring 01/21/25	CITI	EUR	592	621,000	613,431	—	(7,569)
Expiring 01/21/25	CITI	EUR	587	621,000	608,961	—	(12,039)
Expiring 01/21/25	DB	EUR	2,376	2,506,684	2,463,681	—	(43,003)
Expiring 01/21/25	JPM	EUR	1,162	1,264,267	1,204,662	—	(59,605)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/22/25	HSBC	EUR	439	$454,628	$454,827	$199	$—
Hong Kong Dollar,
Expiring 02/19/25	GSI	HKD	28,916	3,722,206	3,725,229	3,023	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	714,836	1,911,000	1,797,798	—	(113,202)
Indian Rupee,
Expiring 03/19/25	BOA	INR	228,652	2,686,000	2,650,329	—	(35,671)
Expiring 03/19/25	BOA	INR	190,433	2,236,000	2,207,329	—	(28,671)
Expiring 03/19/25	HSBC	INR	170,282	1,993,000	1,973,752	—	(19,248)
Expiring 03/19/25	UAG	INR	583,260	6,826,796	6,760,618	—	(66,178)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	108,599,000	6,811,277	6,665,510	—	(145,767)
Israeli Shekel,
Expiring 01/22/25	MSI	ILS	6,383	1,790,464	1,756,578	—	(33,886)
Expiring 03/19/25	BARC	ILS	1,723	484,176	474,895	—	(9,281)
Japanese Yen,
Expiring 01/21/25	GSI	JPY	340,325	2,309,206	2,168,316	—	(140,890)
Expiring 01/21/25	HSBC	JPY	33,531	224,709	213,638	—	(11,071)
Expiring 02/19/25	CITI	JPY	109,198	695,657	698,111	2,454	—
Mexican Peso,
Expiring 03/19/25	JPM	MXN	15,903	774,137	752,776	—	(21,361)
Expiring 03/19/25	UAG	MXN	27,912	1,364,585	1,321,267	—	(43,318)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	70,549	2,168,000	2,150,615	—	(17,385)
Expiring 03/19/25	CITI	TWD	68,239	2,112,000	2,080,192	—	(31,808)
Expiring 03/19/25	CITI	TWD	54,732	1,695,000	1,668,439	—	(26,561)
New Zealand Dollar,
Expiring 01/21/25	BNP	NZD	92	56,258	51,692	—	(4,566)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	188,187	3,217,030	3,219,206	2,176	—
Expiring 03/19/25	JPM	PHP	64,244	1,083,000	1,098,980	15,980	—
Expiring 03/19/25	JPM	PHP	64,050	1,083,000	1,095,664	12,664	—
Polish Zloty,
Expiring 01/21/25	DB	PLN	10,219	2,579,821	2,472,547	—	(107,274)
Singapore Dollar,
Expiring 02/19/25	CITI	SGD	4,310	3,211,066	3,162,685	—	(48,381)
South African Rand,
Expiring 03/19/25	BARC	ZAR	25,509	1,419,371	1,342,060	—	(77,311)
South Korean Won,
Expiring 01/02/25	MSI	KRW	1,790,880	1,248,000	1,215,411	—	(32,589)
Expiring 03/19/25	CITI	KRW	297,344	208,699	201,858	—	(6,841)
Swedish Krona,
Expiring 03/19/25	CITI	SEK	53,066	4,845,914	4,816,880	—	(29,034)
Swiss Franc,
Expiring 03/19/25	GSI	CHF	11,720	13,328,678	13,028,378	—	(300,300)
Thai Baht,
Expiring 03/19/25	BOA	THB	46,355	1,366,000	1,366,682	682	—
Expiring 03/19/25	CITI	THB	55,778	1,620,000	1,644,500	24,500	—
Turkish Lira,
Expiring 01/13/25	BARC	TRY	39,397	1,095,177	1,099,727	4,550	—
Expiring 01/15/25	HSBC	TRY	114,801	3,184,463	3,197,960	13,497	—
Expiring 01/22/25	CITI	TRY	84,714	2,334,841	2,342,882	8,041	—

				$105,390,645	$103,479,733	94,019	(2,004,931)

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/21/25	CITI	AUD	239	$159,821	$147,905	$11,916	$—
Expiring 01/22/25	BNP	AUD	30	19,067	18,568	499	—
Expiring 01/22/25	BNP	AUD	26	16,672	16,212	460	—
Brazilian Real,
Expiring 01/23/25	JPM	BRL	3,047	485,100	491,033	—	(5,933)
British Pound,
Expiring 01/10/25	BARC	GBP	2,534	3,171,820	3,172,082	—	(262)
Expiring 01/10/25	JPM	GBP	369	466,234	462,372	3,862	—
Expiring 01/21/25	HSBC	GBP	11,895	15,480,501	14,888,563	591,938	—
Expiring 01/21/25	HSBC	GBP	504	653,683	630,845	22,838	—
Expiring 01/22/25	HSBC	GBP	3,453	4,392,330	4,322,146	70,184	—
Expiring 03/19/25	GSI	GBP	6,295	7,983,877	7,875,784	108,093	—
Canadian Dollar,
Expiring 01/21/25	HSBC	CAD	3,371	2,450,372	2,347,144	103,228	—
Expiring 01/21/25	HSBC	CAD	599	436,341	417,103	19,238	—
Expiring 01/22/25	CITI	CAD	5,090	3,593,762	3,543,520	50,242	—
Expiring 01/22/25	HSBC	CAD	5,551	3,923,242	3,865,008	58,234	—
Chilean Peso,
Expiring 03/19/25	TD	CLP	746,280	769,044	749,672	19,372	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	17,516	2,423,000	2,391,756	31,244	—
Expiring 03/19/25	CITI	CNH	13,569	1,875,000	1,852,768	22,232	—
Expiring 03/19/25	GSI	CNH	45,610	6,284,306	6,227,771	56,535	—
Expiring 03/19/25	MSI	CNH	2,852	389,098	389,476	—	(378)
Czech Koruna,
Expiring 01/21/25	BNP	CZK	68,208	2,967,014	2,804,577	162,437	—
Expiring 01/21/25	CITI	CZK	68,208	2,944,180	2,804,577	139,603	—
Expiring 01/21/25	UAG	CZK	43,378	1,796,000	1,783,637	12,363	—
Expiring 01/21/25	UAG	CZK	31,436	1,358,000	1,292,609	65,391	—
Euro,
Expiring 01/10/25	BARC	EUR	90	95,375	93,302	2,073	—
Expiring 01/10/25	BNP	EUR	405	429,289	419,978	9,311	—
Expiring 01/10/25	BNP	EUR	304	319,034	314,552	4,482	—
Expiring 01/10/25	HSBC	EUR	1,231	1,297,458	1,276,057	21,401	—
Expiring 01/10/25	HSBC	EUR	668	706,359	691,870	14,489	—
Expiring 01/10/25	JPM	EUR	12,548	13,090,648	13,002,943	87,705	—
Expiring 01/10/25	JPM	EUR	451	474,338	467,633	6,705	—
Expiring 01/10/25	SSB	EUR	1,491	1,566,548	1,545,323	21,225	—
Expiring 01/21/25	BARC	EUR	39,805	43,704,603	41,266,030	2,438,573	—
Expiring 01/21/25	CITI	EUR	2,295	2,479,000	2,379,188	99,812	—
Expiring 01/21/25	CITI	EUR	1,181	1,242,000	1,224,569	17,431	—
Expiring 01/21/25	GSI	EUR	37,515	40,987,374	38,891,937	2,095,437	—
Expiring 01/21/25	JPM	EUR	381	404,621	394,584	10,037	—
Expiring 01/21/25	SSB	EUR	31,327	34,542,679	32,476,794	2,065,885	—
Expiring 01/22/25	HSBC	EUR	31,750	33,309,477	32,916,926	392,551	—
Expiring 01/22/25	HSBC	EUR	1,120	1,178,706	1,161,166	17,540	—
Expiring 03/19/25	CITI	EUR	5,706	6,000,725	5,930,615	70,110	—
Expiring 03/19/25	GSI	EUR	494	520,549	513,492	7,057	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	532,540	1,344,000	1,339,327	4,673	—
Expiring 01/21/25	UAG	HUF	363,013	985,484	912,970	72,514	—
Expiring 01/22/25	HSBC	HUF	227,556	584,260	572,269	11,991	—
Japanese Yen,
Expiring 01/22/25	HSBC	JPY	1,472,587	9,739,594	9,383,436	356,158	—

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 01/22/25	ML	MXN	29,957	$1,475,642	$1,431,003	$44,639	$—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	327,453	10,151,060	9,982,088	168,972	—
Expiring 03/19/25	CITI	TWD	75,441	2,327,000	2,299,757	27,243	—
Peruvian Nuevo Sol,
Expiring 03/19/25	BOA	PEN	4,298	1,152,689	1,141,393	11,296	—
Expiring 03/19/25	CITI	PEN	4,653	1,248,000	1,235,505	12,495	—
Polish Zloty,
Expiring 01/21/25	BARC	PLN	4,321	1,061,000	1,045,425	15,575	—
Expiring 01/21/25	BOA	PLN	4,371	1,075,000	1,057,641	17,359	—
Expiring 01/21/25	GSI	PLN	5,564	1,370,000	1,346,147	23,853	—
Singapore Dollar,
Expiring 03/19/25	BARC	SGD	7,544	5,659,011	5,541,676	117,335	—
Expiring 03/19/25	JPM	SGD	3,407	2,529,000	2,502,679	26,321	—
South African Rand,
Expiring 01/02/25	BARC	ZAR	34,044	1,813,470	1,803,703	9,767	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	2,744,105	1,897,000	1,862,892	34,108	—
Expiring 03/19/25	HSBC	KRW	1,754,306	1,246,000	1,190,946	55,054	—
Expiring 03/19/25	JPM	KRW	8,804,992	6,182,109	5,977,448	204,661	—
Thai Baht,
Expiring 03/19/25	HSBC	THB	206,331	6,087,267	6,083,217	4,050	—
Expiring 03/19/25	JPM	THB	74,177	2,168,000	2,186,961	—	(18,961)
Turkish Lira,
Expiring 01/22/25	CITI	TRY	39,855	1,106,000	1,102,237	3,763	—
Expiring 01/22/25	CITI	TRY	30,759	852,999	850,687	2,312	—

				$308,441,832	$298,311,494	10,155,872	(25,534)

						$10,249,891	$(2,030,465)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000	%(Q)	500	$92,323	$159	$92,164	GSI
Dominican Republic	12/20/29	1.000	%(Q)	500	17,737	159	17,578	GSI
Emirate of Abu Dhabi	12/20/29	1.000	%(Q)	500	(12,919)	159	(13,078)	GSI
Federal Republic of Nigeria	12/20/29	1.000	%(Q)	500	85,913	159	85,754	GSI
Federation of Malaysia	12/20/29	1.000	%(Q)	750	(17,171)	238	(17,409)	GSI
Federative Republic of Brazil	12/20/29	1.000	%(Q)	2,250	109,587	714	108,873	GSI
Kingdom of Bahrain	12/20/29	1.000	%(Q)	500	18,455	159	18,296	GSI
Kingdom of Morocco	12/20/29	1.000	%(Q)	500	(1,288)	159	(1,447)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000	%(Q)	1,250	(20,142)	397	(20,539)	GSI
People’s Republic of China	12/20/29	1.000	%(Q)	2,250	(34,665)	714	(35,379)	GSI
Republic of Argentina	12/20/29	1.000	%(Q)	500	169,778	159	169,619	GSI
Republic of Chile	12/20/29	1.000	%(Q)	1,500	(24,287)	476	(24,763)	GSI
Republic of Colombia	12/20/29	1.000	%(Q)	1,750	85,730	555	85,175	GSI
Republic of Indonesia	12/20/29	1.000	%(Q)	2,000	(19,065)	635	(19,700)	GSI
Republic of Panama	12/20/29	1.000	%(Q)	500	23,804	159	23,645	GSI
Republic of Peru	12/20/29	1.000	%(Q)	750	(4,588)	238	(4,826)	GSI
Republic of Philippines	12/20/29	1.000	%(Q)	750	(10,465)	238	(10,703)	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa	12/20/29	1.000	%(Q)	2,250	$89,096	$714	$88,382	GSI
Republic of Turkey	12/20/29	1.000	%(Q)	2,250	152,924	714	152,210	GSI
State of Qatar	12/20/29	1.000	%(Q)	500	(12,674)	159	(12,833)	GSI
Sultanate of Oman	12/20/29	1.000	%(Q)	500	527	159	368	GSI
United Mexican States	12/20/29	1.000	%(Q)	2,250	39,003	714	38,289	GSI

					$727,613	$7,937	$719,676

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000	%(Q)	25,000	1.729%	$(774,985)	$(19,838)	$(755,147)	GSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000	%(Q)		480	$(7,827)	$(4,387)	$(3,440)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000	%(Q)		480	(7,888)	(3,825)	(4,063)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000	%(Q)		400	14,006	17,158	(3,152)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)		255	(3,282)	4,071	(7,353)	BNP
Republic of Italy	12/20/27	1.000	%(Q)	EUR	1,475	(40,816)	(32,804)	(8,012)	BARC
Republic of South Africa	12/20/28	1.000	%(Q)		900	15,747	69,820	(54,073)	JPM
Republic of South Africa	12/20/28	1.000	%(Q)		600	10,498	45,553	(35,055)	MSI
U.S. Treasury Notes	06/20/25	0.250	%(Q)	EUR	390	(298)	(99)	(199)	BARC
U.S. Treasury Notes	06/20/25	0.250	%(Q)	EUR	130	(100)	(33)	(67)	BARC

						$(19,960)	$95,454	$(115,414)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—	%(Q)	560	0.036%	$(195)	$(268)	$73	BARC
People’s Republic of China	06/20/29	1.000	%(Q)	960	0.616%	15,275	10,664	4,611	JPM
Republic of Estonia	12/20/26	1.000	%(Q)	190	0.241%	2,808	708	2,100	JPM
Republic of France	06/20/34	0.250	%(Q)	520	0.641%	(15,529)	(10,851)	(4,678)	CITI
Republic of France	12/20/34	0.250	%(Q)	1,855	0.656%	(59,927)	(44,312)	(15,615)	BOA
Republic of Italy	12/20/34	1.000	%(Q)	330	1.141%	(3,499)	(2,044)	(1,455)	CITI
Republic of Italy	12/20/34	1.000	%(Q)	330	1.141%	(3,499)	(2,044)	(1,455)	CITI

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	03/20/25	0.250	%(Q)	EUR	265	0.091%	$118	$75	$43	BARC

							$(64,448)	$(48,072)	$(16,376)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	9,130	$(746,661)	$(717,847)	$28,814

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	1,355	0.499%	$30,054	$30,696	$642
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	95,470	0.499%	2,242,973	2,162,782	(80,191)

						$2,273,027	$2,193,478	$(79,549)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.493%	$(27,003)	$(23,270)	$3,733
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.493%	118,702	(90,874)	(209,576)
AUD	1,710	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.493%	(136,405)	(120,278)	16,127
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.493%	(2,077)	(2,084)	(7)
BRL	7,503	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(194,108)	(194,108)
BRL	5,233	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(124,965)	(124,965)
BRL	5,854	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.046%	—	(182,045)	(182,045)
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 3.320%	806	(17,925)	(18,731)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 3.320%	(4,438)	31,977	36,415
CAD	425	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 3.320%	14,058	11,976	(2,082)
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 3.320%	13,715	(29,138)	(42,853)
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 3.320%	(2,802)	7,260	10,062
CAD	1,000	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 3.320%	(19,531)	39,453	58,984
CAD	205	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 3.320%	10,420	7,479	(2,941)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.451%	—	(41,388)	(41,388)
CHF	175	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 0.451%	3,257	16,340	13,083
CHF	460	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.451%	—	(284)	(284)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(5,765)	(5,765)
CNH	2,040	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	305	830	525
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	(17)	72,156	72,173
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	(123)	184,239	184,362
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	37,657	37,657
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	121,705	121,705
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	14,188	14,188
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	57,343	158,610	101,267
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	34,498	34,498
CNH	54,565	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	298,305	398,716	100,411
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	2,839	75,090	72,251
CNH	3,200	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	—	2,090	2,090
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.960%	—	(24,687)	(24,687)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.790%	—	(25,239)	(25,239)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.613%	(17,855)	(24,812)	(6,957)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.905%	—	(21,217)	(21,217)
EUR	4,535	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.905%	(112,333)	(144,500)	(32,167)
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.568%	—	89,861	89,861
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 2.905%	—	(10,102)	(10,102)
EUR	3,250	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.905%	89,556	121,649	32,093
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	(79,275)	(79,275)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	108,386	108,386
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(111,477)	(111,477)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	254,110	254,110
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(261,810)	(261,810)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.568%	—	(390,846)	(390,846)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.568%	—	109,598	109,598
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	—	(113,319)	(113,319)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.568%	755	(82,517)	(83,272)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.714%	(432)	93,346	93,778

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.905%	$(72,754)	$(62,055)	$10,699
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 2.905%	(87,978)	(79,620)	8,358
EUR	1,650	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.568%	(1,171)	11,707	12,878
GBP	1,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.700%	(23,275)	(55,589)	(32,314)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(46,102)	106,472	152,574
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(61,578)	375,607	437,185
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.700%	63,776	453,935	390,159
GBP	1,705	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.700%	(151,426)	(204,774)	(53,348)
GBP	2,950	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	468,115	430,068	(38,047)
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.700%	(90,676)	(122,370)	(31,694)
GBP	2,300	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.700%	(318,581)	(467,937)	(149,356)
GBP	2,735	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(210,744)	620,271	831,015
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	4,448	161,298	156,850
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.700%	(513,161)	(738,257)	(225,096)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	303,891	335,774	31,883
GBP	1,720	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	559,787	653,472	93,685
GBP	1,800	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.700%	(500,764)	(727,662)	(226,898)
GBP	250	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	33,145	(115,854)	(148,999)
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.700%	242,476	321,780	79,304
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	545,884	(1,792,719)	(2,338,603)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.700%	227,097	308,682	81,585
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.700%	(174,355)	(195,669)	(21,314)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.700%	(765)	(16,848)	(16,083)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.480%	—	(28,093)	(28,093)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.520%	—	(49,155)	(49,155)
JPY	45,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.227%	—	68	68
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(218)	(782)	(564)
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	2,225	(17,946)	(20,171)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.227%	8,529	13,545	5,016
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(67,576)	(99,093)	(31,517)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.227%	—	(14,524)	(14,524)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(25,883)	(34,687)	(8,804)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.227%	(18,168)	(18,141)	27
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.227%	(2,340)	(124,847)	(122,507)
JPY	200,000	07/08/31	0.800%(A)	1 Day TONAR(2)(A)/ 0.227%	4,710	(790)	(5,500)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.227%	15,314	30,005	14,691
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.227%	(7,749)	(11,251)	(3,502)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.227%	11,372	(320,940)	(332,312)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.227%	(45,827)	(46,446)	(619)
JPY	30,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.227%	670	1,907	1,237
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.227%	(9,304)	(387,809)	(378,505)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.227%	(115,202)	(142,539)	(27,337)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.227%	(6,174)	(6,712)	(538)
JPY	65,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.227%	1,376	436	(940)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(38,656)	(63,702)	(25,046)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(117,995)	(134,204)	(16,209)
JPY	40,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.227%	2,590	250	(2,340)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	31,318	(505,331)	(536,649)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.227%	—	(75,372)	(75,372)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.227%	(10,900)	(38,298)	(27,398)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.227%	73,770	89,476	15,706
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.227%	—	27,477	27,477
JPY	160,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.227%	1,738	(12,593)	(14,331)
KRW	2,237,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	1,981	1,981
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	2,643	2,643
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	(123,094)	(123,094)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	(7,056)	10,062	17,118
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	—	5,747	5,747
KRW	1,888,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.390%	(2,999)	40,239	43,238

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	10,400	12/08/25	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	$337	$(4,056)	$(4,393)
MXN	3,065	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	185	(1,852)	(2,037)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(11,730)	(11,730)
MXN	3,065	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.245%	—	(9,483)	(9,483)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.700%	—	(22,057)	(22,057)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 4.165%	—	(31,640)	(31,640)
PLN	6,755	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(6,010)	(6,010)
PLN	5,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(4,370)	(4,370)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.800%	—	(31,188)	(31,188)
SEK	6,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.542%	—	(68,651)	(68,651)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.112%	(2,253)	(60,280)	(58,027)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	(39,601)	(39,601)
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	17,184	17,184
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	13,234	13,234
THB	7,600	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 2.245%	—	(2,231)	(2,231)
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.676%	—	14,495	14,495
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(22,686)	(22,686)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.490%	—	6,874	6,874
	48,351	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.490%	—	5,973	5,973
	4,520	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.490%	—	14,736	14,736
	130,490	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.490%	—	338,042	338,042
	63,800	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.490%	4,118	(76,076)	(80,194)
	39,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(130,523)	(130,523)
	5,305	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.490%	1,849	3,342	1,493
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.490%	—	15,945	15,945
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(272,627)	(272,627)
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	1,784	(94,148)	(95,932)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(36,849)	(36,849)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.490%	11,431	200,667	189,236
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.490%	—	269,257	269,257
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.490%	—	9,444	9,444
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(22,430)	(22,430)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(11,731)	(11,731)
	24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.490%	(25,736)	(56,701)	(30,965)
	980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.490%	—	2,555	2,555
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.490%	—	4,133	4,133
	610	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(8,259)	(8,259)
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(119,211)	(119,211)
	23,280	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.490%	—	(338,352)	(338,352)
	800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.490%	(318,702)	(350,173)	(31,471)
	13,595	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.490%	(98,092)	(471,172)	(373,080)
	250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.490%	—	(1,569)	(1,569)
	485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.490%	(2,811)	(11,973)	(9,162)
	2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	1,360,272	1,397,772	37,500
	735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.490%	322,226	344,753	22,527
	3,825	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.490%	—	26,565	26,565
	531	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.490%	—	8,316	8,316
	12,040	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.490%	93,329	449,047	355,718
	17,745	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.490%	—	332,865	332,865
	520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.490%	5,392	21,669	16,277
	790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.490%	3,560	12,709	9,149
ZAR	13,360	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.750%	(16)	(7,678)	(7,662)

					$1,516,772	$(1,779,242)	$(3,296,014)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	$10,539	$—	$10,539	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	41,765	—	41,765	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.750%	9,862	—	9,862	MSI
CZK	373,340	02/06/25	3.830%(T)	3 Month PRIBOR(1)(T)/ 3.920%	(3,509)	—	(3,509)	BNP
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	(18,547)	(33)	(18,514)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	1,724	(1)	1,725	MSI
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.730%	3,662	(12)	3,674	CITI

					$45,496	$(46)	$45,542

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(21,889)	$2,168,311	$—	$2,168,311
U.S. Treasury Bond(T)	1 Day USOIS -120bps(T)/ 3.130%	JPM	01/09/25	4,435	(258,235)	—	(258,235)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.590%	JPM	02/12/25	2,738	(100,536)	—	(100,536)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	18,655	(957,217)	—	(957,217)
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	33,300	(983,757)	—	(983,757)

					$(131,434)	$—	$(131,434)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$155,986	$(120,551)	$3,123,056	$(3,376,209)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$4,309,472
GS	405,000	71,852,232
JPS	—	11,272,480

Total	$405,000	$87,434,184

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,762,137,356	$—	$—
Fixed Income	1,382,646,647	—	—
International Equity	33,312,371	—	—
Common Stocks	3,904,746,516	1,340,329,231	2
Preferred Stocks	3,023,575	667,730	—
Unaffiliated Exchange-Traded Funds	1,339,294,892	—	—
Asset-Backed Securities
Automobiles	—	3,045,159	—
Collateralized Loan Obligations	—	411,648,200	—
Consumer Loans	—	1,250,203	—
Credit Cards	—	1,257,167	—
Home Equity Loans	—	942,951	—
Residential Mortgage-Backed Securities	—	53,654	—
Student Loans	—	118,748	—
Commercial Mortgage-Backed Securities	—	20,946,231	—
Corporate Bonds	—	288,122,128	—
Floating Rate and Other Loans	—	13,662,545	21,202
Residential Mortgage-Backed Securities	—	2,094,959	—
Sovereign Bonds	—	83,117,168	—
U.S. Government Agency Obligations	—	22,449,336	—
U.S. Treasury Obligations	—	129,712,004	—
Short-Term Investments
Affiliated Mutual Funds	1,379,086,828	—	—
U.S. Treasury Obligation	—	71,852,232	—
Options Purchased	11,137	198,141	—

Total	$9,804,259,322	$2,391,467,787	$21,204

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Liabilities
Options Written	$(183,769)	$(308,116)	$—

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$45,960	$—
Futures Contracts	2,453,530	—	—
OTC Forward Foreign Currency Exchange Contracts	—	10,249,891	—
OTC Packaged Credit Default Swap Agreements	—	884,877	—
Centrally Cleared Credit Default Swap Agreements	—	29,456	—
OTC Credit Default Swap Agreements	—	58,452	—
Centrally Cleared Interest Rate Swap Agreements	—	5,699,999	—
OTC Interest Rate Swap Agreements	—	67,552	—
OTC Total Return Swap Agreement	—	2,168,311	—

Total	$2,453,530	$19,204,498	$—

Liabilities
Centrally Cleared Swaptions Purchased	$—	$(65,851)	$—
Futures Contracts	(33,264,181)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,030,465)	—
OTC Packaged Credit Default Swap Agreements	—	(932,249)	—
Centrally Cleared Credit Default Swap Agreement	—	(80,191)	—
OTC Credit Default Swap Agreements	—	(142,860)	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,996,013)	—
OTC Interest Rate Swap Agreements	—	(22,056)	—
OTC Total Return Swap Agreements	—	(2,299,745)	—

Total	$(33,264,181)	$(14,569,430)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	37.7%
Unaffiliated Exchange-Traded Funds	11.1
Semiconductors & Semiconductor Equipment	3.7
Banks	3.5
Collateralized Loan Obligations	3.4
Software	3.3
Technology Hardware, Storage & Peripherals	2.2
Pharmaceuticals	2.1
Interactive Media & Services	1.9
U.S. Treasury Obligations	1.7
Insurance	1.6
Capital Markets	1.6
Oil, Gas & Consumable Fuels	1.6
Broadline Retail	1.3
Financial Services	1.1
Aerospace & Defense	1.1
Automobiles	1.0
Machinery	0.9
Hotels, Restaurants & Leisure	0.9
Health Care Equipment & Supplies	0.9
Specialty Retail	0.8
Consumer Staples Distribution & Retail	0.8

Electric Utilities	0.7%
Sovereign Bonds	0.7
Entertainment	0.7
Biotechnology	0.7
Health Care Providers & Services	0.7
Electrical Equipment	0.6
Chemicals	0.5
Multi-Utilities	0.5
Textiles, Apparel & Luxury Goods	0.5
Food Products	0.5
Ground Transportation	0.5
Diversified Telecommunication Services	0.4
IT Services	0.4
Beverages	0.4
Industrial Conglomerates	0.4
Metals & Mining	0.4
Communications Equipment	0.4
Household Products	0.3
Professional Services	0.3
Life Sciences Tools & Services	0.3
Building Products	0.3
Tobacco	0.3
Trading Companies & Distributors	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Construction Materials	0.3%
Consumer Finance	0.3
Media	0.3
Electronic Equipment, Instruments & Components	0.2
Personal Care Products	0.2
Real Estate Management & Development	0.2
Household Durables	0.2
Construction & Engineering	0.2
Electric	0.2
Specialized REITs	0.2
Telecommunications	0.2
Industrial REITs	0.2
U.S. Government Agency Obligations	0.2
Commercial Mortgage-Backed Securities	0.2
Air Freight & Logistics	0.2
Commercial Services & Supplies	0.2
Wireless Telecommunication Services	0.2
Passenger Airlines	0.1
Retail	0.1
Residential REITs	0.1
Energy Equipment & Services	0.1
Oil & Gas	0.1
Foods	0.1
Real Estate Investment Trusts (REITs)	0.1
Pipelines	0.1
Diversified Financial Services	0.1
Commercial Services	0.1
Retail REITs	0.1
Transportation	0.1
Automobile Components	0.1
Health Care Technology	0.1
Real Estate	0.1
Health Care REITs	0.1
Lodging	0.1
Home Builders	0.1
Marine Transportation	0.1
Independent Power & Renewable Electricity Producers	0.1
Building Materials	0.1
Healthcare-Services	0.0	*
Leisure Time	0.0	*
Containers & Packaging	0.0	*
Leisure Products	0.0	*
Transportation Infrastructure	0.0	*
Auto Manufacturers	0.0	*
Engineering & Construction	0.0	*

Diversified Consumer Services	0.0	*%
Auto Parts & Equipment	0.0	*
Healthcare-Products	0.0	*
Diversified REITs	0.0	*
Packaging & Containers	0.0	*
Office REITs	0.0	*
Hotel & Resort REITs	0.0	*
Gas Utilities	0.0	*
Airlines	0.0	*
Computers	0.0	*
Multi-National	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Mining	0.0	*
Apparel	0.0	*
Housewares	0.0	*
Distributors	0.0	*
Paper & Forest Products	0.0	*
Agriculture	0.0	*
Electronics	0.0	*
Distribution/Wholesale	0.0	*
Credit Cards	0.0	*
Consumer Loans	0.0	*
Gas	0.0	*
Home Equity Loans	0.0	*
Semiconductors	0.0	*
Iron/Steel	0.0	*
Investment Companies	0.0	*
Machinery-Diversified	0.0	*
Savings & Loans	0.0	*
Miscellaneous Manufacturing	0.0	*
Trucking & Leasing	0.0	*
Household Products/Wares	0.0	*
Environmental Control	0.0	*
Internet	0.0	*
Options Purchased	0.0	*
Student Loans	0.0	*
Machinery-Construction & Mining	0.0	*

	100.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$75,416	*	Due from/to broker-variation margin swaps and swaptions	$146,042	*
Credit contracts	Premiums paid for OTC swap agreements	155,986		Premiums received for OTC swap agreements	120,505
Credit contracts	—	—		Options written outstanding, at value	26,854
Credit contracts	Unrealized appreciation on OTC swap agreements	887,180		Unrealized depreciation on OTC swap agreements	1,054,441
Equity contracts	Due from/to broker-variation margin futures	824,206	*	Due from/to broker-variation margin futures	23,387,257	*
Foreign exchange contracts	Due from/to broker-variation margin futures	1,212,926	*	—	—
Foreign exchange contracts	Unaffiliated investments	58,941		Options written outstanding, at value	135,357
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,249,891		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,030,465
Interest rate contracts	Due from/to broker-variation margin futures	416,398	*	Due from/to broker-variation margin futures	9,876,924	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,699,999	*	Due from/to broker-variation margin swaps	8,996,013	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	46
Interest rate contracts	Unaffiliated investments	150,337		Options written outstanding, at value	329,674
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,235,876		Unrealized depreciation on OTC swap agreements	2,321,768

		$21,967,156			$48,425,346

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(1,170,106)
Credit contracts	3,401	49,491	—	—	977,884
Equity contracts	—	—	175,735,081	—	—
Foreign exchange contracts	(10,921)	204,545	2,510,159	3,737,993	—
Interest rate contracts	97,907	(50,693)	(16,101,003)	—	(3,945,269)

Total	$90,387	$203,343	$162,144,237	$3,737,993	$(4,137,491)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(65,851)	$56,575	$—	$—	$(96,386)
Equity contracts	—	—	(67,114,921)	—	—
Foreign exchange contracts	26,278	37,729	2,000,964	13,960,086	—
Interest rate contracts	91,012	(137,482)	(43,825,675)	—	2,935,188

Total	$51,439	$(43,178)	$(108,939,632)	$13,960,086	$2,838,802

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$34,468
Options Written (2)	98,482,400
Futures Contracts - Long Positions (2)	2,104,396,355
Futures Contracts - Short Positions (2)	171,941,796
Forward Foreign Currency Exchange Contracts - Purchased (3)	310,116,644
Forward Foreign Currency Exchange Contracts - Sold (3)	527,055,954
Cross Currency Exchange Contracts (4)	1,219,607
Interest Rate Swap Agreements (2)	729,236,093
Credit Default Swap Agreements - Buy Protection (2)	21,176,707
Credit Default Swap Agreements - Sell Protection (2)	53,203,718
Total Return Swap Agreements (2)	41,474,718
Inflation Swap Agreements (2)	16,648,631

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$121,466,983	$(121,466,983)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(3)	$2,605,542	$(167,997)	$2,437,545	$(2,360,569)	$76,976
BNP(3)	180,301	(23,304)	156,997	(123,581)	33,416
BNP(5)	959	(132)	827	—	827
BOA(3)	94,689	(143,159)	(48,470)	—	(48,470)
CITI(3)	568,212	(1,166,248)	(598,036)	598,036	—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI(4)	$122,806	$(122,155)	$651	$—	$651
DB(3)	—	(339,833)	(339,833)	339,833	—
GSI(3)	5,234,602	(1,463,951)	3,770,651	(3,610,000)	160,651
GSI(4)	118,173	(300,300)	(182,127)	—	(182,127)
HSBC(3)	845,733	(48,866)	796,867	(796,867)	—
HSBC(5)	906,857	(544)	906,313	—	906,313
JPM(3)	627,756	(1,798,714)	(1,170,958)	1,170,958	—
ML(5)	44,639	—	44,639	—	44,639
MSI(3)	115,382	(96,873)	18,509	(18,509)	—
MSI(4)	—	(53,769)	(53,769)	—	(53,769)
SSB(3)	2,087,110	—	2,087,110	(1,971,642)	115,468
TD(3)	19,372	—	19,372	(18,287)	1,085
UAG(3)	154,941	(109,496)	45,445	(45,445)	—

	$13,727,074	$(5,835,341)	$7,891,733	$(6,836,073)	$1,055,660

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Fixed Income
(4)	Putnam
(5)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $121,466,983:
Unaffiliated investments (cost $6,861,299,687)	$7,638,565,111
Affiliated investments (cost $4,011,896,705)	4,557,183,202
Foreign currency, at value (cost $11,592,665)	11,545,919
Cash	59,253
Dividends and interest receivable	15,923,423
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,249,891
Tax reclaim receivable	6,862,861
Receivable for investments sold	5,304,614
Unrealized appreciation on OTC swap agreements	3,123,056
Deposit with broker for centrally cleared/exchange-traded derivatives	405,000
Premiums paid for OTC swap agreements	155,986
Due from broker-variation margin swaps and swaptions	52,241
Receivable for Portfolio shares sold	41,200
Receivable from affiliate	18,024
Due from broker-variation margin futures	13,654
Prepaid expenses and other assets	132,065

Total Assets	12,249,635,500

LIABILITIES
Payable to broker for collateral for securities on loan	123,947,580
Payable for investments purchased	11,569,675
Payable for Portfolio shares purchased	6,468,977
Unrealized depreciation on OTC swap agreements	3,376,209
Management fee payable	2,683,137
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,030,465
Due to broker-variation margin futures	1,963,030
Payable to affiliate	1,562,725
Accrued expenses and other liabilities	1,270,968
Options written outstanding, at value (premiums received $402,747)	491,885
Distribution fee payable	433,993
Foreign capital gains tax liability accrued	127,582
Premiums received for OTC swap agreements	120,551
Trustees’ fees payable	7,171
Affiliated transfer agent fee payable	707

Total Liabilities	156,054,655

NET ASSETS	$12,093,580,845

Net assets were comprised of:
Partners’ Equity	$12,093,580,845

Net asset value and redemption price per share, $12,093,580,845 / 373,182,012 outstanding shares of beneficial interest	$32.41

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,382,115 foreign withholding tax, of which $650,659 is reimbursable by an affiliate)	$122,915,869
Affiliated dividend income.	86,860,440
Interest income (net of $38,837 foreign withholding tax)	54,629,386
Income from securities lending, net (including affiliated income of $391,169)	456,909

Total income	264,862,604

EXPENSES
Management fee	78,069,040
Distribution fee	31,428,373
Custodian and accounting fees	1,361,843
Trustees’ fees	209,901
Professional fees	207,547
Audit fee	115,300
Shareholders’ reports	18,257
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	271,301

Total expenses	111,690,601
Less: Fee waiver and/or expense reimbursement	(13,607,741)
Distribution fee waiver	(4,608,898)

Net expenses	93,473,962

NET INVESTMENT INCOME (LOSS)	171,388,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $127,587,321) (net of foreign capital gains taxes $(580,417))	1,042,669,036
Futures transactions	162,144,237
Forward and cross currency contract transactions	3,737,993
Options written transactions	203,343
Swap agreements transactions	(4,137,491)
Foreign currency transactions	(6,859,508)

1,197,757,610

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $248,632,118) (net of change in foreign capital gains taxes $(96,825))	406,565,006
Futures	(108,939,632)
Forward and cross currency contracts	13,960,086
Options written	(43,178)
Swap agreements	2,838,802
Foreign currencies	(723,331)

313,657,753

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,511,415,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,682,804,005

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$171,388,642	$187,041,531
Net realized gain (loss) on investment and foreign currency transactions	1,197,757,610	145,703,113
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	313,657,753	1,564,272,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,682,804,005	1,897,017,187

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,554,611 and 51,586,424 shares, respectively]	202,651,009	1,351,507,271
Portfolio shares issued in merger [0 and 37,476,978 shares, respectively]	—	925,681,366
Portfolio shares purchased [70,379,013 and 88,165,562 shares, respectively]	(2,170,634,807)	(2,259,034,692)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,967,983,798)	18,153,945

TOTAL INCREASE (DECREASE)	(285,179,793)	1,915,171,132
NET ASSETS:
Beginning of year	12,378,760,638	10,463,589,506

End of year	$12,093,580,845	$12,378,760,638

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$28.33	$23.99	$28.87	$24.68	$21.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.42	0.42	0.25	0.02	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.66	3.92	(5.13)	4.17	2.93

Total from investment operations	4.08	4.34	(4.88)	4.19	2.92

Net Asset Value, end of year	$32.41	$28.33	$23.99	$28.87	$24.68

Total Return(b)	14.40%	18.09%	(16.90)%	16.98%	13.42%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$12,094	$12,379	$10,464	$15,317	$14,643
Average net assets (in millions)	$12,571	$11,615	$12,222	$15,150	$12,945
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.74%	0.77%	0.76%	0.47%	0.16%
Expenses before waivers and/or expense reimbursement	0.88%	0.89%	0.89%	0.57%	0.16%
Net investment income (loss)	1.36%	1.61%	0.98%	0.07%	(0.04)%
Portfolio turnover rate(d)(e)	79%	83%	65%	84%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
AFFILIATED MUTUAL FUND — 5.8%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	14,939,485	$161,047,648

(cost $163,587,361)(wa)
COMMON STOCKS — 32.9%
Aerospace & Defense — 0.7%
Airbus SE (France)	20,840	3,337,130
Loar Holdings, Inc.*	9,382	693,424
Safran SA (France)	67,370	14,761,280
Woodward, Inc.(a)	9,920	1,650,886

		20,442,720

Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	156,051	5,134,931
Gentex Corp.	43,093	1,238,062

		6,372,993

Automobiles — 0.3%
Kia Corp. (South Korea)	64,071	4,335,657
Tesla, Inc.*(a)	9,391	3,792,461

		8,128,118

Banks — 3.2%
Bank Central Asia Tbk PT (Indonesia)	9,202,100	5,515,676
Bank of America Corp.	177,755	7,812,332
BankUnited, Inc.	50,958	1,945,067
Commerce Bancshares, Inc.	26,593	1,657,010
Cullen/Frost Bankers, Inc.	15,908	2,135,649
DBS Group Holdings Ltd. (Singapore)	490,400	15,715,096
First Financial Bancorp	65,576	1,762,683
First Hawaiian, Inc.	71,052	1,843,799
First Interstate BancSystem, Inc. (Class A Stock)	59,533	1,933,037
HDFC Bank Ltd. (India), ADR(a)	117,561	7,507,445
KBC Group NV (Belgium)	93,127	7,190,270
Mitsubishi UFJ Financial Group, Inc. (Japan)	563,100	6,574,026
NatWest Group PLC (United Kingdom)	1,091,653	5,470,552
ServisFirst Bancshares, Inc.	14,707	1,246,271
U.S. Bancorp	76,020	3,636,037
UniCredit SpA (Italy)	177,681	7,115,834
Wells Fargo & Co.	80,584	5,660,220
Wintrust Financial Corp.	18,428	2,298,156
WSFS Financial Corp.	25,410	1,350,033

		88,369,193

Beverages — 1.0%
Coca-Cola Co. (The)	63,863	3,976,111
Diageo PLC (United Kingdom)	291,685	9,269,117
Heineken NV (Netherlands)	83,992	5,986,041
PepsiCo, Inc.	24,055	3,657,803
Pernod Ricard SA (France)	27,072	3,058,782
Primo Brands Corp.	70,514	2,169,716

		28,117,570

Biotechnology — 0.3%
AbbVie, Inc.	31,017	5,511,721

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	5,430	$3,867,952

		9,379,673

Broadline Retail — 0.9%
Amazon.com, Inc.*	107,277	23,535,501
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	—
Savers Value Village, Inc.*(a)	58,895	603,674

		24,139,175

Building Products — 0.3%
AAON, Inc.	8,619	1,014,284
AZEK Co., Inc. (The)*(a)	37,376	1,774,239
Hayward Holdings, Inc.*	154,791	2,366,754
Janus International Group, Inc.*(a)	193,813	1,424,526
Simpson Manufacturing Co., Inc.	12,474	2,068,563

		8,648,366

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	219,082	9,752,051
Charles Schwab Corp. (The)	49,529	3,665,641
CME Group, Inc.	12,456	2,892,657
Deutsche Boerse AG (Germany)	19,288	4,443,113
Evercore, Inc. (Class A Stock)	8,091	2,242,744
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	167,400	6,265,573
Japan Exchange Group, Inc. (Japan)	224,500	2,490,924
London Stock Exchange Group PLC (United Kingdom)	38,407	5,421,339
MarketAxess Holdings, Inc.	8,180	1,849,007
Moelis & Co. (Class A Stock)	14,870	1,098,596
Morningstar, Inc.	3,281	1,104,909
StepStone Group, Inc. (Class A Stock)	35,284	2,042,238
UBS Group AG (Switzerland)	57,829	1,770,536

		45,039,328

Chemicals — 1.3%
Air Liquide SA (France)	43,210	7,024,207
Axalta Coating Systems Ltd.*	57,309	1,961,114
Balchem Corp.	8,230	1,341,449
Element Solutions, Inc.	61,915	1,574,498
Linde PLC	15,892	6,723,594
Perimeter Solutions, Inc.*	113,755	1,453,789
PPG Industries, Inc.	21,820	2,606,399
Quaker Chemical Corp.(a)	14,724	2,072,550
Shin-Etsu Chemical Co. Ltd. (Japan)	317,500	10,457,539

		35,215,139

Commercial Services & Supplies — 0.3%
Casella Waste Systems, Inc. (Class A Stock)*(a)	23,895	2,528,330
Driven Brands Holdings, Inc.*	81,478	1,315,055
MSA Safety, Inc.	18,567	3,077,852
UniFirst Corp.	7,079	1,211,146

		8,132,383

Construction & Engineering — 0.4%
Vinci SA (France)	74,054	7,624,349

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
WillScot Holdings Corp.*(a)	110,844	$3,707,732

		11,332,081

Construction Materials — 0.1%
Eagle Materials, Inc.	8,606	2,123,617

Consumer Staples Distribution & Retail — 0.6%
Alimentation Couche-Tard, Inc. (Canada)	113,000	6,266,903
BJ’s Wholesale Club Holdings, Inc.*	18,576	1,659,765
Casey’s General Stores, Inc.	3,792	1,502,504
Performance Food Group Co.*	35,914	3,036,529
Wal-Mart de Mexico SAB de CV (Mexico)	1,384,300	3,643,489

		16,109,190

Containers & Packaging — 0.1%
AptarGroup, Inc.	10,521	1,652,849

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	21,526	2,386,157

Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG (Germany)	281,503	8,434,702
GCI Liberty, Inc. (Class A Stock)^	5,713	—
Koninklijke KPN NV (Netherlands)	437,332	1,594,706

		10,029,408

Electric Utilities — 0.7%
NextEra Energy, Inc.	50,534	3,622,782
Portland General Electric Co.	45,372	1,979,127
Southern Co. (The)	90,767	7,471,939
SSE PLC (United Kingdom)	333,266	6,680,148

		19,753,996

Electrical Equipment — 0.2%
Legrand SA (France)	48,375	4,705,503

Electronic Equipment, Instruments & Components — 0.2%
Badger Meter, Inc.	7,649	1,622,506
Cognex Corp.	21,458	769,484
Fabrinet (Thailand)*	5,656	1,243,641
Novanta, Inc.*(a)	14,072	2,149,780

		5,785,411

Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	102,590	4,208,242
Cactus, Inc. (Class A Stock)	29,044	1,695,008

		5,903,250

Entertainment — 0.2%
Walt Disney Co. (The)	49,784	5,543,448

Financial Services — 0.7%
Fidelity National Information Services, Inc.	75,991	6,137,793
Fiserv, Inc.*	6,828	1,402,608
Mastercard, Inc. (Class A Stock)	17,927	9,439,820
WEX, Inc.*	12,455	2,183,611

		19,163,832

	Shares	Value

COMMON STOCKS (continued)
Food Products — 0.5%
Freshpet, Inc.*	10,342	$1,531,754
Nestle SA	116,695	9,574,032
Utz Brands, Inc.	109,221	1,710,401

		12,816,187

Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd. (Canada)	56,700	4,105,420
Knight-Swift Transportation Holdings, Inc.	15,616	828,273
Landstar System, Inc.	10,715	1,841,480

		6,775,173

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	53,870	6,093,236
Envista Holdings Corp.*	76,823	1,481,916
Hoya Corp. (Japan)	30,100	3,735,600
ICU Medical, Inc.*	12,541	1,945,987
Neogen Corp.*(a)	47,631	578,240
QuidelOrtho Corp.*	28,094	1,251,588
Terumo Corp. (Japan)	298,400	5,760,830

		20,847,397

Health Care Providers & Services — 0.6%
Chemed Corp.	3,826	2,027,015
Concentra Group Holdings Parent, Inc.	51,942	1,027,413
Encompass Health Corp.	28,701	2,650,537
HealthEquity, Inc.*	17,535	1,682,483
UnitedHealth Group, Inc.	17,549	8,877,337

		16,264,785

Health Care REITs — 0.1%
Welltower, Inc.	17,813	2,244,972

Health Care Technology — 0.0%
Certara, Inc.*	41,534	442,337

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	20,644	2,153,995

Hotels, Restaurants & Leisure — 1.3%
InterContinental Hotels Group PLC (United Kingdom)	46,183	5,746,259
McDonald’s Corp.(a)	20,824	6,036,669
Monarch Casino & Resort, Inc.	19,959	1,574,765
Planet Fitness, Inc. (Class A Stock)*	22,201	2,195,013
Vail Resorts, Inc.	9,032	1,693,049
Wendy’s Co. (The)(a)	90,593	1,476,666
Wyndham Hotels & Resorts, Inc.	11,637	1,172,893
Yum China Holdings, Inc. (China)	160,200	7,716,834
Yum! Brands, Inc.(a)	56,035	7,517,656

		35,129,804

Household Durables — 0.3%
Sony Group Corp. (Japan)	462,100	9,739,014

Industrial Conglomerates — 0.4%
Hitachi Ltd. (Japan)	271,900	6,658,847
Honeywell International, Inc.	22,992	5,193,663

		11,852,510

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs — 0.1%
EastGroup Properties, Inc.	10,826	$1,737,465
Prologis, Inc.	16,906	1,786,964

		3,524,429

Insurance — 1.4%
AIA Group Ltd. (Hong Kong)	464,200	3,334,285
Aon PLC (Class A Stock)	12,503	4,490,577
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	37,879	1,468,190
Intact Financial Corp. (Canada)	36,900	6,718,729
Kinsale Capital Group, Inc.	3,843	1,787,495
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	20,760	10,494,503
Oscar Health, Inc. (Class A Stock)*	66,469	893,343
RLI Corp.	11,620	1,915,325
Tokio Marine Holdings, Inc. (Japan)	245,700	8,817,713

		39,920,160

Interactive Media & Services — 1.1%
Meta Platforms, Inc. (Class A Stock)	24,996	14,635,408
Tencent Holdings Ltd. (China)	319,900	17,073,967

		31,709,375

IT Services — 0.1%
Accenture PLC (Ireland) (Class A Stock)	10,969	3,858,785

Leisure Products — 0.1%
Acushnet Holdings Corp.	23,338	1,658,865
Brunswick Corp.	30,070	1,944,928

		3,603,793

Life Sciences Tools & Services — 0.2%
Azenta, Inc.*(a)	20,118	1,005,900
Thermo Fisher Scientific, Inc.	7,165	3,727,448

		4,733,348

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	338,961	5,173,106
Hillman Solutions Corp.*	186,027	1,811,903
Lincoln Electric Holdings, Inc.	7,413	1,389,715
Otis Worldwide Corp.	101,678	9,416,400
RBC Bearings, Inc.*(a)	7,904	2,364,402
Toro Co. (The)(a)	19,306	1,546,411
Volvo AB (Sweden) (Class B Stock)	247,591	6,017,001

		27,718,938

Metals & Mining — 0.2%
BHP Group Ltd. (Australia) (XASX)	63,769	1,555,630
BHP Group Ltd. (Australia) (CBOE)	218,283	5,321,185

		6,876,815

Multi-Utilities — 0.2%
CMS Energy Corp.	11,606	773,540
Dominion Energy, Inc.(a)	35,521	1,913,161
E.ON SE (Germany)	114,314	1,331,536

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
NiSource, Inc.	28,745	$1,056,666

		5,074,903

Oil, Gas & Consumable Fuels — 1.1%
ConocoPhillips	40,816	4,047,723
DT Midstream, Inc.	18,439	1,833,390
Exxon Mobil Corp.	80,503	8,659,708
Gazprom PJSC (Russia)*^	321,836	—
Shell PLC	450,171	14,032,281
SM Energy Co.	62,941	2,439,593

		31,012,695

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	80,354	4,544,822
Johnson & Johnson	38,002	5,495,850
Novo Nordisk A/S (Denmark) (Class B Stock)	106,451	9,184,787
Sanofi SA	21,044	2,045,704

		21,271,163

Professional Services — 0.7%
First Advantage Corp.*(a)	102,836	1,926,118
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Paylocity Holding Corp.*	11,384	2,270,766
RELX PLC (United Kingdom) (XLON)	64,603	2,927,096
RELX PLC (United Kingdom) (XAMS)	220,104	9,967,590
Verra Mobility Corp.*	76,770	1,856,299

		18,947,870

Real Estate Management & Development — 0.3%
Cushman & Wakefield PLC*	220,149	2,879,549
Mitsui Fudosan Co. Ltd. (Japan)	582,000	4,654,446

		7,533,995

Retail REITs — 0.1%
NNN REIT, Inc.(a)	39,444	1,611,287

Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc. (Japan)*	82,951	1,813,309
Analog Devices, Inc.	16,318	3,466,922
ASML Holding NV (Netherlands)	20,915	14,649,591
Broadcom, Inc.	32,742	7,590,905
Disco Corp. (Japan)	13,000	3,448,607
MACOM Technology Solutions Holdings, Inc.*	18,987	2,466,601
Marvell Technology, Inc.	20,463	2,260,139
Microchip Technology, Inc.(a)	14,639	839,547
Micron Technology, Inc.	12,120	1,020,019
NVIDIA Corp.	158,232	21,248,975
Power Integrations, Inc.(a)	34,879	2,152,034
SK Hynix, Inc. (South Korea)	15,822	1,813,048
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	360,000	11,700,019
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	88,484	17,474,705

		91,944,421

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Software — 1.4%
CCC Intelligent Solutions Holdings, Inc.*	75,443	$884,946
Clearwater Analytics Holdings, Inc. (Class A Stock)*	49,643	1,366,175
Dassault Systemes SE (France)	100,968	3,493,890
Microsoft Corp.	64,168	27,046,812
nCino, Inc.*	27,784	932,987
Qualys, Inc.*	7,046	987,990
Salesforce, Inc.	6,526	2,181,838
SPS Commerce, Inc.*	7,287	1,340,735
Workiva, Inc.*	9,465	1,036,418

		39,271,791

Specialized REITs — 0.1%
CubeSmart	34,822	1,492,123
Digital Realty Trust, Inc.	10,927	1,937,685

		3,429,808

Specialty Retail — 0.6%
Five Below, Inc.*	9,452	992,082
Industria de Diseno Textil SA (Spain)	117,833	6,035,873
Ross Stores, Inc.	54,959	8,313,648

		15,341,603

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	44,972	11,261,888
Samsung Electronics Co. Ltd. (South Korea)	167,573	5,980,146
Western Digital Corp.*	37,056	2,209,650

		19,451,684

Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	33,293	21,899,910

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	7,709	1,846,074
Core & Main, Inc. (Class A Stock)*(a)	52,728	2,684,382
ITOCHU Corp. (Japan)	89,200	4,386,355

		8,916,811

TOTAL COMMON STOCKS (cost $905,079,284)		912,393,158

UNAFFILIATED EXCHANGE-TRADED FUNDS — 54.4%
JPMorgan Active Growth ETF(a)	2,961,432	239,964,835
JPMorgan Active Value ETF(a)	3,564,566	225,637,028
JPMorgan Global Select Equity ETF	8,728,516	524,060,101
JPMorgan Ultra-Short Income ETF	10,315,973	519,615,560

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,550,433,185)		1,509,277,524

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
U.S. TREASURY OBLIGATIONS(s)(k) — 2.3%
U.S. Treasury Notes
4.125%	01/31/25	29,806	$29,797,850
4.250%	01/31/26	33,905	33,908,473

TOTAL U.S. TREASURY OBLIGATIONS (cost $63,699,434)			63,706,323

TOTAL LONG-TERM INVESTMENTS (cost $2,682,799,264)			2,646,424,653

		Shares
SHORT-TERM INVESTMENTS — 6.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		126,448,118	126,448,118
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $44,120,434; includes $43,992,815 of cash collateral for securities on loan)(b)(wa)		44,146,922	44,120,434

TOTAL SHORT-TERM INVESTMENTS (cost $170,568,552)			170,568,552

TOTAL INVESTMENTS—101.5% (cost $2,853,367,816)			2,816,993,205
Liabilities in excess of other assets(z) — (1.5)%			(41,467,556)

NET ASSETS — 100.0%			$2,775,525,649

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,156,096; cash collateral of $43,992,815 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,728	10 Year U.S. Treasury Notes	Mar. 2025	$187,920,000	$(1,128,913)
243	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	28,894,219	(1,480,878)
1,339	10 Year Australian Treasury Bonds	Mar. 2025	93,548,144	(1,498,396)
775	DJ US Real Estate Index	Mar. 2025	27,799,250	(1,482,032)
1,174	Euro-BTP Italian Government Bond	Mar. 2025	145,906,226	(3,202,619)
1,124	Mini MSCI EAFE Index	Mar. 2025	127,433,500	(3,798,558)
1,896	S&P 500 E-Mini Index	Mar. 2025	562,709,100	(18,246,043)
235	E-Mini S&P Communication Services Select Sector Index	Mar. 2025	30,009,500	(1,613,162)
316	S&P Mid Cap 400 E-Mini Index	Mar. 2025	99,435,720	(5,536,993)
337	TOPIX Index	Mar. 2025	59,680,988	843,585
571	S&P 500 Financials Sector Index	Mar. 2025	85,821,300	(2,219,762)
126	S&P 500 Technology Sector Index	Mar. 2025	29,806,560	(1,164,495)
135	E-Mini S&P Consumer Discretionary Sector Index	Mar. 2025	30,894,750	(2,041,473)

				(42,569,739)

Short Positions:
1,008	10 Year Euro-Bund	Mar. 2025	139,329,614	3,716,052
109	10 Year Japanese Bonds	Mar. 2025	98,300,550	368,744
1,191	Euro STOXX 50 Index	Mar. 2025	60,216,768	1,250,819
1,781	Mini MSCI Emerging Markets Index	Mar. 2025	95,621,890	3,709,698
1,131	Russell 2000 E-Mini Index	Mar. 2025	127,226,190	7,216,626
298	S&P 500 Materials Sector Index	Mar. 2025	26,820,000	1,394,038
361	S&P 500 Consumer Staples Sector Index	Mar. 2025	28,912,490	1,303,210

				18,959,187

				$(23,610,552)

Forward foreign currency exchange contract outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/29/25	HSBC	AUD	17,995	$11,695,902	$11,138,172	$—	$(557,730)
British Pound,
Expiring 01/29/25	HSBC	GBP	4,730	6,036,274	5,919,493	—	(116,781)
Danish Krone,
Expiring 01/29/25	HSBC	DKK	18,340	2,604,971	2,551,341	—	(53,630)
Euro,
Expiring 01/22/25	MSI	EUR	2,832	2,942,342	2,935,588	—	(6,754)
Expiring 01/29/25	HSBC	EUR	25,369	26,861,228	26,308,743	—	(552,485)
Hong Kong Dollar,
Expiring 02/03/25	HSBC	HKD	27,907	3,589,735	3,594,295	4,560	—
Japanese Yen,
Expiring 01/22/25	BNP	JPY	9,095,095	59,487,984	57,954,621	—	(1,533,363)
Expiring 01/29/25	HSBC	JPY	2,142,845	13,986,697	13,665,703	—	(320,994)
Expiring 01/29/25	HSBC	JPY	1,115,665	7,464,215	7,115,000	—	(349,215)
Norwegian Krone,
Expiring 01/22/25	BNP	NOK	337,588	30,408,822	29,654,748	—	(754,074)
Singapore Dollar,
Expiring 01/31/25	BNP	SGD	3,636	2,721,246	2,666,207	—	(55,039)
Swiss Franc,
Expiring 01/22/25	MSI	CHF	3,302	3,684,436	3,647,939	—	(36,497)
Expiring 01/29/25	HSBC	CHF	4,094	4,667,120	4,525,907	—	(141,213)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contract outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 01/29/25	HSBC	CHF	3,820	$4,370,213	$4,223,177	$—	$(147,036)

				$180,521,185	$175,900,934	4,560	(4,624,811)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Australian Dollar,
Expiring 01/29/25	ML	AUD	6,612	$4,223,973	$4,092,773	$131,200	$—
British Pound,
Expiring 01/29/25	BNP	GBP	5,470	6,963,480	6,846,833	116,647	—
Canadian Dollar,
Expiring 01/29/25	HSBC	CAD	10,217	7,239,911	7,115,094	124,817	—
Euro,
Expiring 01/22/25	BNP	EUR	72,576	76,487,517	75,243,998	1,243,519	—
Expiring 01/29/25	BNP	EUR	18,120	19,168,554	18,791,174	377,380	—
Japanese Yen,
Expiring 01/29/25	BNP	JPY	2,005,762	13,456,108	12,791,475	664,633	—
New Zealand Dollar,
Expiring 01/22/25	BNP	NZD	51,782	29,858,379	28,976,014	882,365	—
Singapore Dollar,
Expiring 01/31/25	BNP	SGD	1,847	1,373,471	1,354,172	19,299	—
Expiring 01/31/25	ML	SGD	6,104	4,559,442	4,475,770	83,672	—
Swiss Franc,
Expiring 01/22/25	BNP	CHF	67,404	75,717,559	74,454,065	1,263,494	—
Expiring 01/29/25	SSB	CHF	4,094	4,689,837	4,525,907	163,930	—

				$243,738,231	$238,667,275	5,070,956	—

						$5,075,516	$(4,624,811)

Cross currency exchange contracts outstanding at December 31, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/22/25	Buy	NZD	51,695	AUD	47,244	$—	$(315,212)	HSBC
01/29/25	Buy	CAD	28,248	EUR	19,395	—	(441,359)	SSB
01/29/25	Buy	SEK	43,541	EUR	3,772	30,122	—	BNP
02/03/25	Buy	GBP	5,963	HKD	58,008	—	(8,883)	BNP

						$30,122	$(765,454)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$56,707,517

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$161,047,648	$—	$—
Common Stocks	518,987,630	393,405,527	1
Unaffiliated Exchange-Traded Funds	1,509,277,524	—	—
U.S. Treasury Obligations	—	63,706,323	—
Short-Term Investments
Affiliated Mutual Funds	170,568,552	—	—

Total	$2,359,881,354	$457,111,850	$1

Other Financial Instruments*
Assets
Futures Contracts	$19,802,772	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	5,075,516	—
OTC Cross Currency Exchange Contracts	—	30,122	—

Total	$19,802,772	$5,105,638	$—

Liabilities
Futures Contracts	$(43,413,324)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(4,624,811)	—
OTC Cross Currency Exchange Contracts	—	(765,454)	—

Total	$(43,413,324)	$(5,390,265)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Unaffiliated Exchange-Traded Funds	54.4%
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	11.9
Semiconductors & Semiconductor Equipment	3.3
Banks	3.2
U.S. Treasury Obligations	2.3
Capital Markets	1.6
Insurance	1.4
Software	1.4
Chemicals	1.3
Hotels, Restaurants & Leisure	1.3
Interactive Media & Services	1.1
Oil, Gas & Consumable Fuels	1.1
Beverages	1.0
Machinery	1.0
Broadline Retail	0.9
Textiles, Apparel & Luxury Goods	0.8
Pharmaceuticals	0.8
Health Care Equipment & Supplies	0.8
Aerospace & Defense	0.7

Electric Utilities	0.7%
Technology Hardware, Storage & Peripherals	0.7
Financial Services	0.7
Professional Services	0.7
Health Care Providers & Services	0.6
Consumer Staples Distribution & Retail	0.6
Specialty Retail	0.6
Food Products	0.5
Industrial Conglomerates	0.4
Construction & Engineering	0.4
Diversified Telecommunication Services	0.4
Household Durables	0.3
Biotechnology	0.3
Trading Companies & Distributors	0.3
Building Products	0.3
Commercial Services & Supplies	0.3
Automobiles	0.3
Real Estate Management & Development	0.3
Metals & Mining	0.2
Ground Transportation	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Automobile Components	0.2%
Energy Equipment & Services	0.2
Electronic Equipment, Instruments & Components	0.2
Entertainment	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.2
Electrical Equipment	0.2
IT Services	0.1
Leisure Products	0.1
Industrial REITs	0.1
Specialized REITs	0.1
Diversified Consumer Services	0.1
Health Care REITs	0.1

Hotel & Resort REITs	0.1%
Construction Materials	0.1
Containers & Packaging	0.1
Retail REITs	0.1
Health Care Technology	0.0 *

101.5
Liabilities in excess of other assets	(1.5)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$15,717,976	*	Due from/to broker-variation margin futures	$36,102,518	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	30,122		Unrealized depreciation on OTC cross currency exchange contracts	765,454
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,075,516		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,624,811
Interest rate contracts	Due from/to broker-variation margin futures	4,084,796	*	Due from/to broker-variation margin futures	7,310,806	*

		$24,908,410			$48,803,589

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$2,377,450
Equity contracts	160,970	25,392,724	—	—
Foreign exchange contracts	—	—	(425,668)	—
Interest rate contracts	—	4,404,160	—	(310)

Total	$160,970	$29,796,884	$(425,668)	$2,377,140

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(991,598)
Equity contracts	1,118	(27,627,290)	—	—
Foreign exchange contracts	—	—	(284,627)	—
Interest rate contracts	—	(6,675,821)	—	—

Total	$1,118	$(34,303,111)	$(284,627)	$(991,598)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$3,103
Futures Contracts - Long Positions (1)	602,046,542
Futures Contracts - Short Positions (1)	115,419,094
Forward Foreign Currency Exchange Contracts - Purchased (2)	37,139,036
Forward Foreign Currency Exchange Contracts - Sold (2)	48,747,646
Cross Currency Exchange Contracts (3)	12,355,645
Credit Default Swap Agreements - Sell Protection (1)	145,830,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$43,156,096	$(43,156,096)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$4,597,459	$(2,351,359)	$2,246,100	$—	$2,246,100
HSBC	129,377	(2,554,296)	(2,424,919)	—	(2,424,919)
ML	214,872	—	214,872	—	214,872
MSI	—	(43,251)	(43,251)	—	(43,251)
SSB	163,930	(441,359)	(277,429)	—	(277,429)

	$5,105,638	$(5,390,265)	$(284,627)	$—	$(284,627)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $43,156,096:
Unaffiliated investments (cost $2,519,211,903)	$2,485,377,005
Affiliated investments (cost $334,155,913)	331,616,200
Foreign currency, at value (cost $40,243)	39,875
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,075,516
Dividends and interest receivable	3,823,523
Tax reclaim receivable	2,361,882
Due from broker-variation margin futures	651,609
Receivable for investments sold	327,307
Unrealized appreciation on OTC cross currency exchange contracts	30,122
Foreign capital gains tax benefit accrued	3,833
Prepaid expenses	261,006

Total Assets	2,829,567,878

LIABILITIES
Payable to broker for collateral for securities on loan	43,992,815
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,624,811
Payable for Portfolio shares purchased	2,173,129
Payable to affiliate	1,125,328
Unrealized depreciation on OTC cross currency exchange contracts	765,454
Management fee payable	717,279
Accrued expenses and other liabilities	525,233
Distribution fee payable	115,453
Trustees’ fees payable	2,020
Affiliated transfer agent fee payable	707

Total Liabilities	54,042,229

NET ASSETS	$2,775,525,649

Net assets were comprised of:
Partners’ Equity	$2,775,525,649

Net asset value and redemption price per share, $2,775,525,649 / 122,796,821 outstanding shares of beneficial interest	$22.60

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,074,509 foreign withholding tax, of which $249,700 is reimbursable by an affiliate)	$44,434,297
Affiliated dividend income	22,477,019
Interest income	1,583,403
Income from securities lending, net (including affiliated income of $206,303)	290,560

Total income	68,785,279

EXPENSES
Management fee	20,644,116
Distribution fee	7,326,402
Custodian and accounting fees	475,607
Professional fees	142,926
Audit fee	61,215
Trustees’ fees	55,479
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Shareholders’ reports	8,036
Miscellaneous	93,291

Total expenses	28,816,111
Less: Fee waiver and/or expense reimbursement	(953,706)

Net expenses	27,862,405

NET INVESTMENT INCOME (LOSS)	40,922,874

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $10,137,230) (net of foreign capital gains taxes $(1,124,134))	520,406,066
Net capital gain distributions received	7,195,527
Futures transactions	29,796,884
Forward currency contract transactions	(425,668)
Options written transactions	160,970
Swap agreements transactions	2,377,140
Foreign currency transactions	(238,228)

559,272,691

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,461,214)) (net of change in foreign capital gains taxes $840,118)	(244,635,329)
Futures	(34,303,111)
Forward currency contracts	(284,627)
Options written	1,118
Swap agreements	(991,598)
Foreign currencies	(85,967)

(280,299,514)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	278,973,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$319,896,051

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$40,922,874	$29,639,212
Net realized gain (loss) on investment and foreign currency transactions	552,077,164	65,990,040
Net capital gain distributions received	7,195,527	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(280,299,514)	253,823,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	319,896,051	349,452,575

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [25,436,021 and 96,064,413 shares, respectively]	552,971,759	1,783,155,105
Portfolio shares issued in merger [0 and 20,226,912 shares, respectively]	—	357,207,275
Portfolio shares purchased [38,331,490 and 85,798,806 shares, respectively]	(829,218,700)	(1,558,239,118)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(276,246,941)	582,123,262

TOTAL INCREASE (DECREASE)	43,649,110	931,575,837
NET ASSETS:
Beginning of year	2,731,876,539	1,800,300,702

End of year	$2,775,525,649	$2,731,876,539

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$20.13	$17.11	$20.84	$18.01	$15.84

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31	0.24	0.15	0.06	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.16	2.78	(3.88)	2.77	2.09

Total from investment operations	2.47	3.02	(3.73)	2.83	2.17

Net Asset Value, end of year	$22.60	$20.13	$17.11	$20.84	$18.01

Total Return(b)	12.27%	17.65%	(17.90)%	15.71%	13.70%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,776	$2,732	$1,800	$3,630	$3,360
Average net assets (in millions)	$2,931	$2,318	$2,590	$3,578	$2,672
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.95%	0.98%	0.98%	0.97%	0.99%
Expenses before waivers and/or expense reimbursement	0.98%	0.99%	0.99%	0.98%	1.00%
Net investment income (loss)	1.40%	1.28%	0.85%	0.32%	0.54%
Portfolio turnover rate(d)	240%	160%	219%	147%	171%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

LONG-TERM INVESTMENTS — 93.2%
AFFILIATED MUTUAL FUND — 53.0%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	205,102,335	$2,211,003,175

(cost $2,114,863,777)(wa)

COMMON STOCKS — 7.7%
Aerospace & Defense — 0.2%
Loar Holdings, Inc.*	6,437	475,759
Safran SA (France)	27,179	5,955,126
Woodward, Inc.	6,811	1,133,486

		7,564,371

Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	77,795	2,559,881
Gentex Corp.	28,874	829,550

		3,389,431

Automobiles — 0.1%
Kia Corp. (South Korea)	38,986	2,638,166

Banks — 1.0%
Bank Central Asia Tbk PT (Indonesia)	5,550,300	3,326,812
BankUnited, Inc.	34,981	1,335,225
Commerce Bancshares, Inc.	18,014	1,122,452
Cullen/Frost Bankers, Inc.	10,913	1,465,070
DBS Group Holdings Ltd. (Singapore)	207,240	6,641,102
First Financial Bancorp	42,994	1,155,679
First Hawaiian, Inc.	47,669	1,237,011
First Interstate BancSystem, Inc. (Class A Stock)	40,115	1,302,534
HDFC Bank Ltd. (India), ADR(a)	77,173	4,928,268
KBC Group NV (Belgium)	52,592	4,060,591
Mitsubishi UFJ Financial Group, Inc. (Japan)	338,800	3,955,390
NatWest Group PLC (United Kingdom)	651,600	3,265,334
ServisFirst Bancshares, Inc.	10,024	849,434
UniCredit SpA (Italy)	101,486	4,064,348
Wintrust Financial Corp.	12,422	1,549,148
WSFS Financial Corp.	17,432	926,162

		41,184,560

Beverages — 0.2%
Diageo PLC (United Kingdom)	116,419	3,699,544
Heineken NV (Netherlands)	33,503	2,387,731
Primo Brands Corp.	48,406	1,489,453

		7,576,728

Broadline Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	93,730	23,433
Savers Value Village, Inc.*(a)	49,881	511,280

		534,713

Building Products — 0.2%
AAON, Inc.	6,092	716,907
AZEK Co., Inc. (The)*(a)	24,630	1,169,186
Hayward Holdings, Inc.*	108,601	1,660,509
Janus International Group, Inc.*	132,216	971,788
SAL TopCo LLC*^	1,709,579	171

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Simpson Manufacturing Co., Inc.	8,397	$1,392,474

		5,911,035

Capital Markets — 0.4%
3i Group PLC (United Kingdom)	130,452	5,806,842
Evercore, Inc. (Class A Stock)	5,551	1,538,682
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	53,200	1,991,209
London Stock Exchange Group PLC (United Kingdom)	21,978	3,102,304
MarketAxess Holdings, Inc.	5,615	1,269,215
Moelis & Co. (Class A Stock)	10,269	758,674
Morningstar, Inc.	2,250	757,710
StepStone Group, Inc. (Class A Stock)	24,222	1,401,969

		16,626,605

Chemicals — 0.4%
Air Liquide SA (France)	25,196	4,095,856
Axalta Coating Systems Ltd.*	36,738	1,257,174
Balchem Corp.	5,246	855,072
Element Solutions, Inc.	42,478	1,080,216
Linde PLC	9,555	4,042,533
Perimeter Solutions, Inc.*	78,091	998,003
Quaker Chemical Corp.(a)	9,944	1,399,717
Shin-Etsu Chemical Co. Ltd. (Japan)	102,800	3,385,937

		17,114,508

Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc. (Class A Stock)*	16,164	1,710,313
Driven Brands Holdings, Inc.*	64,535	1,041,595
MSA Safety, Inc.	12,748	2,113,236
UniFirst Corp.	5,170	884,535

		5,749,679

Construction & Engineering — 0.2%
Vinci SA (France)	43,366	4,464,817
WillScot Holdings Corp.*	76,105	2,545,712

		7,010,529

Construction Materials — 0.0%
Eagle Materials, Inc.	5,907	1,457,611

Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada)	67,386	3,737,182
BJ’s Wholesale Club Holdings, Inc.*	12,045	1,076,221
Casey’s General Stores, Inc.	2,603	1,031,386
Performance Food Group Co.*	24,174	2,043,912
Wal-Mart de Mexico SAB de CV (Mexico)	797,386	2,098,726

		9,987,427

Containers & Packaging — 0.0%
AptarGroup, Inc.	7,086	1,113,211

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	14,777	1,638,030

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services — 0.1%
Deutsche Telekom AG (Germany)	167,621	$5,022,445
GCI Liberty, Inc. (Class A Stock)^	599	—
Windstream Holdings, Inc.*^	386	6,755

		5,029,200

Electric Utilities — 0.1%
Portland General Electric Co.	28,833	1,257,695
SSE PLC (United Kingdom)	155,087	3,108,640

		4,366,335

Electrical Equipment — 0.1%
Legrand SA (France)	28,165	2,739,649

Electronic Equipment, Instruments & Components — 0.1%
Badger Meter, Inc.	5,095	1,080,751
Cognex Corp.	14,886	533,812
Fabrinet (Thailand)*	3,653	803,222
Novanta, Inc.*	9,569	1,461,856

		3,879,641

Energy Equipment & Services — 0.0%
Cactus, Inc. (Class A Stock)	19,942	1,163,815

Financial Services — 0.0%
WEX, Inc.*(a)	8,552	1,499,337

Food Products — 0.2%
Freshpet, Inc.*	7,140	1,057,505
Nestle SA	45,996	3,773,659
Utz Brands, Inc.	70,045	1,096,905

		5,928,069

Ground Transportation — 0.1%
Canadian Pacific Kansas City Ltd. (Canada)	33,302	2,411,264
Knight-Swift Transportation Holdings, Inc.	11,440	606,778
Landstar System, Inc.	6,972	1,198,208

		4,216,250

Health Care Equipment & Supplies — 0.2%
Envista Holdings Corp.*	60,550	1,168,010
Hoya Corp. (Japan)	18,400	2,283,556
ICU Medical, Inc.*	8,605	1,335,238
Neogen Corp.*	41,960	509,394
QuidelOrtho Corp.*	19,368	862,844
Terumo Corp. (Japan)	183,600	3,544,533

		9,703,575

Health Care Providers & Services — 0.1%
Chemed Corp.	2,591	1,372,712
Concentra Group Holdings Parent, Inc.	37,068	733,205
Encompass Health Corp.	19,444	1,795,654
HealthEquity, Inc.*	12,252	1,175,579
NMC Health PLC (United Arab Emirates)*^	411	—

		5,077,150

Health Care Technology — 0.0%
Certara, Inc.*	51,553	549,039

	Shares	Value

COMMON STOCKS (continued)
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	13,986	$1,459,299

Hotels, Restaurants & Leisure — 0.3%
InterContinental Hotels Group PLC (United Kingdom)	27,500	3,421,652
Monarch Casino & Resort, Inc.	12,170	960,213
Planet Fitness, Inc. (Class A Stock)*	15,231	1,505,889
Vail Resorts, Inc.	6,296	1,180,185
Wendy’s Co. (The)(a)	66,658	1,086,525
Wyndham Hotels & Resorts, Inc.	7,899	796,140
Yum China Holdings, Inc. (China)(a)	92,007	4,431,977

		13,382,581

Household Durables — 0.2%
Sony Group Corp. (Japan)	295,615	6,230,250

Industrial Conglomerates — 0.1%
Hitachi Ltd. (Japan)	164,800	4,035,962

Industrial REITs — 0.0%
EastGroup Properties, Inc.	7,448	1,195,330

Insurance — 0.4%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	25,902	1,003,962
Intact Financial Corp. (Canada)	22,978	4,183,820
Kinsale Capital Group, Inc.(a)	2,602	1,210,268
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen (Germany)	5,839	2,951,705
Oscar Health, Inc. (Class A Stock)*	45,631	613,281
RLI Corp.	7,606	1,253,697
Tokio Marine Holdings, Inc. (Japan)	123,200	4,421,417

		15,638,150

Interactive Media & Services — 0.3%
Tencent Holdings Ltd. (China)	190,400	10,162,186

Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	15,440	1,097,475
Brunswick Corp.	20,632	1,334,478

		2,431,953

Life Sciences Tools & Services — 0.0%
Azenta, Inc.*	13,848	692,400

Machinery — 0.3%
Atlas Copco AB (Sweden) (Class A Stock)	194,532	2,968,880
Hillman Solutions Corp.*	127,725	1,244,042
Lincoln Electric Holdings, Inc.	5,089	954,035
RBC Bearings, Inc.*	5,426	1,623,134
Toro Co. (The)	11,991	960,479
Volvo AB (Sweden) (Class B Stock)	142,042	3,451,930

		11,202,500

Metals & Mining — 0.1%
BHP Group Ltd. (Australia) (XASX)	167,983	4,097,905
BHP Group Ltd. (Australia) (XJSE)	630	15,390
Severstal PAO (Russia), GDR*^	17,534	2

		4,113,297

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 0.3%
DT Midstream, Inc.	12,559	$1,248,741
Expand Energy Corp.	29	2,887
Shell PLC	260,608	8,123,413
SM Energy Co.	43,184	1,673,812

		11,048,853

Pharmaceuticals — 0.1%
Novo Nordisk A/S (Denmark) (Class B Stock)	52,791	4,554,904

Professional Services — 0.2%
First Advantage Corp.*(a)	69,301	1,298,008
Paylocity Holding Corp.*	7,967	1,589,177
RELX PLC (United Kingdom)	126,115	5,711,221
Verra Mobility Corp.*	52,190	1,261,954

		9,860,360

Real Estate Management & Development — 0.1%
Cushman & Wakefield PLC*	151,153	1,977,081
Mitsui Fudosan Co. Ltd. (Japan)	340,800	2,725,490

		4,702,571

Retail REITs — 0.0%
NNN REIT, Inc.	27,010	1,103,358

Semiconductors & Semiconductor Equipment — 0.5%
Allegro MicroSystems, Inc. (Japan)*	58,639	1,281,848
ASML Holding NV (Netherlands)	6,255	4,381,219
MACOM Technology Solutions Holdings, Inc.*	12,679	1,647,129
Power Integrations, Inc.(a)	22,730	1,402,441
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	113,000	3,672,506
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	37,938	7,492,376

		19,877,519

Software — 0.2%
CCC Intelligent Solutions Holdings, Inc.*	51,799	607,602
Clearwater Analytics Holdings, Inc. (Class A Stock)*	34,564	951,201
Dassault Systemes SE (France)	58,501	2,024,365
nCino, Inc.*(a)	20,887	701,385
Qualys, Inc.*	5,307	744,148
SPS Commerce, Inc.*	4,989	917,926
Workiva, Inc.*	6,495	711,203

		6,657,830

Specialized REITs — 0.0%
CubeSmart	22,922	982,208

Specialty Retail — 0.1%
Claire’s Private Placement*^	406	406
Five Below, Inc.*	7,402	776,914
Industria de Diseno Textil SA (Spain)	70,152	3,593,463

		4,370,783

		Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea)		101,748	$3,631,062

Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SE (France)		7,434	4,890,035

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.		5,201	1,245,484
Core & Main, Inc. (Class A Stock)*(a)		34,565	1,759,704
ITOCHU Corp. (Japan)		53,100	2,611,159

			5,616,347

TOTAL COMMON STOCKS (cost $295,295,708)			321,488,402

PREFERRED STOCK — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^		404	497,983

(cost $78,753)

UNAFFILIATED EXCHANGE-TRADED FUNDS — 30.9%
JPMorgan Active Growth ETF		2,516,999	203,952,429
JPMorgan Active Value ETF(a)		3,049,233	193,016,449
JPMorgan Global Select Equity ETF(a)		9,910,690	595,037,827
JPMorgan Ultra-Short Income ETF		5,948,840	299,643,071

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,334,454,876)			1,291,649,776

		Units

WARRANTS* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^		693	—

(cost $7)
Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITY — 0.0%
Home Equity Loans
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
4.653%(c)	03/25/37	15	4,039
(cost $9,678)

CORPORATE BONDS — 0.0%
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—

Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	210

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.000%	02/09/26(d)	315		$945

				1,155

TOTAL CORPORATE BONDS (cost $0)				1,155

FLOATING RATE AND OTHER LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.679%(c)	06/30/26^	412		325,734
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 11.679% (Cap N/A, Floor 0.000%)
11.679%(c)	06/30/26^	273		131,643
Super Senior DDTL, 1 Month SOFR + 11.600%
16.651%(c)	06/30/26^	11		10,971

				468,348

Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.656%(c)	10/31/27	108		91,798

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	104		8,731

TOTAL FLOATING RATE AND OTHER LOANS (cost $814,098)				568,877

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	1		807
Banc of America Funding Trust,
Series 2006-01, Class 2A1
5.500%	01/25/36	3		2,528
Series 2006-D, Class 5A2
5.392%(cc)	05/20/36	4		3,184
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
6.417%(cc)	05/25/34	—	(r)	350
Series 2004-D, Class 2A2
6.417%(cc)	05/25/34	3		2,800
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month SOFR + 0.464% (Cap 7.000%, Floor 0.350%)
4.803%(c)	05/25/37	12		4,180
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	—	(r)	180
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 2A1
3.404%(cc)	02/25/20	1		898
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	4		3,828

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	8		$6,885
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
6.969%(cc)	12/19/34	—(r	)	182
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7		7,298
Series 2006-A02, Class 5A1
7.129%(cc)	11/25/33	3		3,252
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month SOFR + 0.564% (Cap 9.500%, Floor 0.450%)
4.903%(c)	09/25/35	4		3,481

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $48,103)				39,853

U.S. TREASURY OBLIGATIONS(k) — 1.6%
U.S. Treasury Notes
4.125%	01/31/25	29,371		29,363,269
4.250%	01/31/26	38,347		38,351,894

TOTAL U.S. TREASURY OBLIGATIONS (cost $67,696,878)				67,715,163

TOTAL LONG-TERM INVESTMENTS (cost $3,813,261,878)				3,892,968,423

		Shares
SHORT-TERM INVESTMENTS — 7.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		281,839,086		281,839,086
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $15,380,205; includes $15,303,989 of cash collateral for securities on loan)(b)(wa)		15,389,439		15,380,205

TOTAL SHORT-TERM INVESTMENTS (cost $297,219,291)				297,219,291

TOTAL INVESTMENTS—100.3% (cost $4,110,481,169)				4,190,187,714
Liabilities in excess of other assets(z) — (0.3)%				(13,891,456)

NET ASSETS — 100.0%				$4,176,296,258

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,005,829 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,053,398; cash collateral of $15,303,989 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,861	10 Year Australian Treasury Bonds	Mar. 2025	$130,017,249	$(2,082,533)
1,807	10 Year U.S. Treasury Notes	Mar. 2025	196,511,250	(1,994,314)
353	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	41,973,906	(1,412,777)
1,158	DJ US Real Estate Index	Mar. 2025	41,537,460	(2,173,913)
380	E-Mini S&P Communication Services Select Sector Index	Mar. 2025	48,526,000	(2,580,018)
197	E-Mini S&P Consumer Discretionary Sector Index	Mar. 2025	45,083,450	(2,969,188)
1,713	Euro-BTP Italian Government Bond	Mar. 2025	212,893,838	(4,668,529)
1,228	Mini MSCI EAFE Index	Mar. 2025	139,224,500	(4,150,026)
1,184	S&P 500 E-Mini Index	Mar. 2025	351,396,400	(11,394,614)
852	S&P 500 Financials Sector Index	Mar. 2025	128,055,600	(3,312,150)
196	S&P 500 Technology Sector Index	Mar. 2025	46,365,760	(1,670,316)
465	S&P Mid Cap 400 E-Mini Index	Mar. 2025	146,321,550	(8,147,790)
491	TOPIX Index	Mar. 2025	86,953,605	1,232,980

				(45,323,188)

Short Positions:
1,471	10 Year Euro-Bund	Mar. 2025	203,327,245	5,422,928
154	10 Year Japanese Bonds	Mar. 2025	138,883,346	520,991
1,712	Euro STOXX 50 Index	Mar. 2025	86,558,444	1,797,984
1,200	Mini MSCI Emerging Markets Index	Mar. 2025	64,428,000	2,499,516
443	Russell 2000 E-Mini Index	Mar. 2025	49,833,070	2,826,672
609	S&P 500 Consumer Staples Sector Index	Mar. 2025	48,774,810	2,198,490
463	S&P 500 Materials Sector Index	Mar. 2025	41,670,000	2,520,100

				17,786,681

				$(27,536,507)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/29/25	SSB	AUD	20,822	$13,867,445	$12,888,137	$ —	$(979,308)

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 01/29/25	CITI	GBP	1,322	$1,703,087	$1,654,566	$—	$(48,521)
Expiring 01/29/25	CITI	GBP	649	835,790	812,617	—	(23,173)
Expiring 01/29/25	SSB	GBP	6,209	8,042,791	7,770,685	—	(272,106)
Canadian Dollar,
Expiring 01/29/25	RBC	CAD	30,578	22,202,459	21,295,145	—	(907,314)
Danish Krone,
Expiring 01/29/25	BARC	DKK	6,245	891,953	868,765	—	(23,188)
Expiring 01/29/25	CITI	DKK	12,728	1,863,045	1,770,600	—	(92,445)
Euro,
Expiring 01/29/25	CITI	EUR	27,172	28,922,987	28,178,217	—	(744,770)
Expiring 01/29/25	CITI	EUR	3,935	4,265,296	4,080,347	—	(184,949)
Expiring 01/29/25	SSB	EUR	1,344	1,463,025	1,393,759	—	(69,266)
Hong Kong Dollar,
Expiring 02/03/25	SSB	HKD	80,221	10,322,301	10,332,187	9,886	—
Japanese Yen,
Expiring 01/22/25	MSI	JPY	13,253,806	86,765,932	84,454,239	—	(2,311,693)
Expiring 01/29/25	BARC	JPY	3,989,525	26,132,261	25,442,654	—	(689,607)
Expiring 01/29/25	SSB	JPY	3,731,119	24,862,786	23,794,707	—	(1,068,079)
Norwegian Krone,
Expiring 01/22/25	BARC	NOK	485,632	43,712,173	42,659,363	—	(1,052,810)
Singapore Dollar,
Expiring 01/31/25	BARC	SGD	7,842	5,874,301	5,749,813	—	(124,488)
Swedish Krona,
Expiring 01/29/25	CITI	SEK	30,781	2,926,008	2,786,350	—	(139,658)
Swiss Franc,
Expiring 01/29/25	BARC	CHF	2,215	2,531,945	2,448,266	—	(83,679)

				$287,185,585	$278,380,417	9,886	(8,815,054)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/29/25	BARC	AUD	20,822	$13,633,457	$12,888,137	$745,320	$—
British Pound,
Expiring 01/29/25	CITI	GBP	8,180	10,437,376	10,237,869	199,507	—
Canadian Dollar,
Expiring 01/29/25	BARC	CAD	30,578	21,990,842	21,295,145	695,697	—
Danish Krone,
Expiring 01/29/25	CITI	DKK	18,973	2,760,254	2,639,365	120,889	—
Euro,
Expiring 01/22/25	ML	EUR	103,253	108,755,073	107,047,767	1,707,306	—
Expiring 01/29/25	BARC	EUR	1,160	1,264,820	1,203,255	61,565	—
Expiring 01/29/25	SSB	EUR	31,290	33,924,365	32,449,067	1,475,298	—
Hong Kong Dollar,
Expiring 02/03/25	BARC	HKD	31,428	4,044,072	4,047,875	—	(3,803)
Expiring 02/03/25	RBC	HKD	48,792	6,289,530	6,284,312	5,218	—
Japanese Yen,
Expiring 01/29/25	BARC	JPY	6,569,407	42,933,684	41,895,505	1,038,179	—
Expiring 01/29/25	BARC	JPY	317,826	2,110,649	2,026,893	83,756	—
Expiring 01/29/25	BARC	JPY	132,505	882,775	845,029	37,746	—
Expiring 01/29/25	RBC	JPY	700,906	4,634,125	4,469,935	164,190	—
New Zealand Dollar,
Expiring 01/22/25	BARC	NZD	71,502	41,239,844	40,010,806	1,229,038	—

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 01/31/25	BARC	SGD	6,219	$4,661,157	$4,559,661	$101,496	$—
Expiring 01/31/25	SSB	SGD	1,623	1,235,475	1,190,152	45,323	—
Swedish Krona,
Expiring 01/29/25	BARC	SEK	30,781	2,829,404	2,786,350	43,054	—
Swiss Franc,
Expiring 01/22/25	BARC	CHF	96,613	108,617,335	106,718,891	1,898,444	—
Expiring 01/29/25	SSB	CHF	2,215	2,585,802	2,448,266	137,536	—

				$414,830,039	$405,044,280	9,789,562	(3,803)

						$9,799,448	$(8,818,857)

Cross currency exchange contract outstanding at December 31, 2024:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
01/22/25	Buy	NZD 71,393	AUD	65,236	$—	$(428,525)	CITI

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110	%(Q)	190	$2,536	$—	$2,536	BARC
ABX.HE.AAA	05/25/46	0.110	%(Q)	170	2,269	—	2,269	CSI
ABX.HE.AAA	05/25/46	0.110	%(Q)	150	2,002	—	2,002	BOA
ABX.HE.AAA	05/25/46	0.110	%(Q)	90	1,201	—	1,201	CSI
ABX.HE.AAA	05/25/46	0.110	%(Q)	70	934	—	934	BOA
CMBX.NA.BBB-^	02/17/51	5.000	%(M)	350	—	—	—	CITI

					$8,942	$—	$8,942

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$8,942	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$63,663,092

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$2,211,003,175	$—	$—
Common Stocks	143,865,516	177,592,119	30,767
Preferred Stock	—	—	497,983
Unaffiliated Exchange-Traded Funds	1,291,649,776	—	—
Warrants	—	—	—	**
Asset-Backed Security
Home Equity Loans	—	4,039	—
Corporate Bonds	—	1,155	—	**
Floating Rate and Other Loans	—	91,798	477,079
Residential Mortgage-Backed Securities	—	39,853	—
U.S. Treasury Obligations	—	67,715,163	—
Short-Term Investments
Affiliated Mutual Funds	297,219,291	—	—

Total	$3,943,737,758	$245,444,127	$1,005,829

Other Financial Instruments*
Assets
Futures Contracts	$19,019,661	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	9,799,448	—
OTC Credit Default Swap Agreements	—	8,942	—**

Total	$19,019,661	$9,808,390	$—

Liabilities
Futures Contracts	$(46,556,168)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(8,818,857)	$—
OTC Cross Currency Exchange Contracts	—	(428,525)	—

Total	$(46,556,168)	$(9,247,382)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	60.1%
Unaffiliated Exchange-Traded Funds	30.9
U.S. Treasury Obligations	1.6
Banks	1.0
Semiconductors & Semiconductor Equipment	0.5
Chemicals	0.4
Capital Markets	0.4
Insurance	0.4
Hotels, Restaurants & Leisure	0.3
Machinery	0.3
Oil, Gas & Consumable Fuels	0.3
Interactive Media & Services	0.3
Consumer Staples Distribution & Retail	0.2
Professional Services	0.2
Health Care Equipment & Supplies	0.2
Beverages	0.2
Aerospace & Defense	0.2
Construction & Engineering	0.2
Software	0.2
Household Durables	0.2
Food Products	0.2
Building Products	0.2
Commercial Services & Supplies	0.1
Trading Companies & Distributors	0.1
Health Care Providers & Services	0.1
Diversified Telecommunication Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Specialty Retail	0.1
Real Estate Management & Development	0.1
Pharmaceuticals	0.1
Electric Utilities	0.1
Ground Transportation	0.1

Metals & Mining	0.1%
Industrial Conglomerates	0.1
Electronic Equipment, Instruments & Components	0.1
Technology Hardware, Storage & Peripherals	0.1
Automobile Components	0.1
Electrical Equipment	0.1
Automobiles	0.1
Leisure Products	0.1
Diversified Consumer Services	0.0	*
Financial Services	0.0	*
Hotel & Resort REITs	0.0	*
Construction Materials	0.0	*
Industrial REITs	0.0	*
Energy Equipment & Services	0.0	*
Containers & Packaging	0.0	*
Retail REITs	0.0	*
Specialized REITs	0.0	*
Life Sciences Tools & Services	0.0	*
Health Care Technology	0.0	*
Broadline Retail	0.0	*
Foods	0.0	*
Media	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Equity Loans	0.0	*
Oil & Gas	0.0	*
Cosmetics/Personal Care	0.0	*

	100.3
Liabilities in excess of other assets	(0.3)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$8,942		—	$—
Equity contracts	Due from/to broker-variation margin futures	13,075,742	*	Due from/to broker-variation margin futures	36,398,015	*
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	428,525
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,799,448		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,818,857
Interest rate contracts	Due from/to broker-variation margin futures	5,943,919	*	Due from/to broker-variation margin futures	10,158,153	*

		$28,828,051			$55,803,550

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts

Equity contracts	$62,565,496	$—
Foreign exchange contracts	—	(6,374,494)
Interest rate contracts	(14,126,841)	—

Total	$48,438,655	$(6,374,494)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(3,251)
Equity contracts	(32,708,005)	—	—
Foreign exchange contracts	—	11,878	—
Interest rate contracts	(42,316,282)	—	—

Total	$(75,024,287)	$11,878	$(3,251)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,685,779,438
Futures Contracts - Short Positions (1)	606,608,469
Forward Foreign Currency Exchange Contracts - Purchased (2)	325,798,543
Forward Foreign Currency Exchange Contracts - Sold (2)	369,669,622
Cross Currency Exchange Contracts (3)	45,251,091
Credit Default Swap Agreements - Buy Protection (1)	1,020,000

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$15,053,398	$(15,053,398)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$5,936,831	$(1,977,575)	$3,959,256	$—	$3,959,256
BOA	2,936	—	2,936	—	2,936
CITI	320,396	(1,662,041)	(1,341,645)	—	(1,341,645)
CSI	3,470	—	3,470	—	3,470
ML	1,707,306	—	1,707,306	—	1,707,306
MSI	—	(2,311,693)	(2,311,693)	—	(2,311,693)
RBC	169,408	(907,314)	(737,906)	—	(737,906)
SSB	1,668,043	(2,388,759)	(720,716)	—	(720,716)

	$9,808,390	$(9,247,382)	$561,008	$—	$561,008

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $15,053,398:
Affiliated investments (cost $2,412,083,068)	$2,508,222,466
Unaffiliated investments (cost $1,698,398,101)	1,681,965,248
Foreign currency, at value (cost $154,920)	153,416
Cash	720
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,799,448
Tax reclaim receivable	2,765,695
Dividends and interest receivable	2,734,257
Due from broker-variation margin futures	728,824
Foreign capital gains tax benefit accrued	59,688
Receivable for Portfolio shares sold	33,869
Unrealized appreciation on OTC swap agreements	8,942
Prepaid expenses	24,223

Total Assets	4,206,496,796

LIABILITIES
Payable to broker for collateral for securities on loan	15,303,989
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,818,857
Payable for Portfolio shares purchased	2,661,470
Payable to affiliate	1,365,236
Management fee payable	1,038,189
Unrealized depreciation on OTC cross currency exchange contracts	428,525
Accrued expenses and other liabilities	408,409
Distribution fee payable	172,455
Trustees’ fees payable	2,701
Affiliated transfer agent fee payable	707

Total Liabilities	30,200,538

NET ASSETS	$4,176,296,258

Net assets were comprised of:
Partners’ Equity	$4,176,296,258

Net asset value and redemption price per share, $4,176,296,258 / 169,200,402 outstanding shares of beneficial interest	$24.68

STATEMENT OF OPERATIONS
Year Ended December 31, 2024
NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,703,063 foreign withholding tax, of which $201,997 is reimbursable by an affiliate)	$32,772,388
Affiliated dividend income	20,833,772
Interest income	16,059,792
Income from securities lending, net (including affiliated income of $134,690)	243,238

Total income	69,909,190

EXPENSES
Management fee	33,304,104
Distribution fee	11,168,997
Custodian and accounting fees	527,530
Professional fees	221,837
Audit fee	87,475
Trustees’ fees	79,970
Shareholders’ reports	9,802
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	97,802

Total expenses	45,506,556
Less: Fee waiver and/or expense reimbursement	(5,151,385)

Net expenses	40,355,171

NET INVESTMENT INCOME (LOSS)	29,554,019

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $15,824,785) (net of foreign capital gains taxes $(379,205))	411,328,218
Net capital gain distributions received	8,170,076
Futures transactions	48,438,655
Forward and cross currency contract transactions	(6,374,494)
Foreign currency transactions	(413,073)

461,149,382

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $33,147,386) (net of change in foreign capital gains taxes $295,575)	(150,647,072)
Futures	(75,024,287)
Forward and cross currency contracts	11,878
Swap agreements	(3,251)
Foreign currencies	(50,144)

(225,712,876)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	235,436,506

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$264,990,525

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,554,019	$36,090,378
Net realized gain (loss) on investment and foreign currency transactions	452,979,306	25,306,817
Net capital gain distributions received	8,170,076	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(225,712,876)	281,297,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	264,990,525	342,694,517

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,104,239 and 61,657,427 shares, respectively]	293,428,983	1,355,309,979
Portfolio shares issued in merger [0 and 77,513,290 shares, respectively]	—	1,689,014,584
Portfolio shares purchased [39,104,982 and 76,287,505 shares, respectively]	(942,234,582)	(1,635,118,356)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(648,805,599)	1,409,206,207

TOTAL INCREASE (DECREASE)	(383,815,074)	1,751,900,724
NET ASSETS:
Beginning of year	4,560,111,332	2,808,210,608

End of year	$4,176,296,258	$4,560,111,332

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$23.24	$21.06	$24.99	$23.16	$20.80

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16	0.18	0.26	0.15	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.28	2.00	(4.19)	1.68	2.13

Total from investment operations	1.44	2.18	(3.93)	1.83	2.36

Net Asset Value, end of year	$24.68	$23.24	$21.06	$24.99	$23.16

Total Return(b)	6.20%	10.35%	(15.73)%	7.95%	11.35%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$4,176	$4,560	$2,808	$4,912	$2,286
Average net assets (in millions)	$4,468	$4,281	$3,620	$4,656	$2,061
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.90%	0.91%	0.91%	0.92%	1.12	%(d)
Expenses before waivers and/or expense reimbursement	1.02%	1.02%	1.03%	1.03%	1.13	%(d)
Net investment income (loss)	0.66%	0.84%	1.16%	0.60%	1.12%
Portfolio turnover rate(e)	72%	73%	192%	192%	150%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% for the year ended December 31, 2020.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
LONG-TERM INVESTMENTS — 94.1%
AFFILIATED MUTUAL FUND — 24.7%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	48,704,978	$525,039,663

(cost $502,158,570)(wa)

COMMON STOCKS — 12.5%
Aerospace & Defense — 0.3%
Loar Holdings, Inc.*	5,329	393,866
Safran SA (France)	22,421	4,912,612
Woodward, Inc.(a)	5,638	938,276

		6,244,754

Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	63,127	2,077,223
Gentex Corp.	23,900	686,647

		2,763,870

Automobiles — 0.1%
Kia Corp. (South Korea)	31,365	2,122,456

Banks — 1.6%
Bank Central Asia Tbk PT (Indonesia)	4,494,800	2,694,152
BankUnited, Inc.	28,954	1,105,174
Commerce Bancshares, Inc.	14,911	929,104
Cullen/Frost Bankers, Inc.	9,037	1,213,217
DBS Group Holdings Ltd. (Singapore)	174,440	5,590,011
First Financial Bancorp	35,588	956,605
First Hawaiian, Inc.	39,456	1,023,883
First Interstate BancSystem, Inc. (Class A Stock)	33,200	1,078,004
HDFC Bank Ltd. (India), ADR	59,588	3,805,290
KBC Group NV (Belgium)	44,189	3,411,802
Mitsubishi UFJ Financial Group, Inc. (Japan)	277,900	3,244,401
NatWest Group PLC (United Kingdom)	528,781	2,649,857
Sberbank of Russia PJSC (Russia)^	43,116	—
Sberbank of Russia PJSC (Russia), ADR*(a)^	18,600	2
ServisFirst Bancshares, Inc.	8,295	702,918
UniCredit SpA (Italy)	86,752	3,474,276
Wintrust Financial Corp.	10,283	1,282,393
WSFS Financial Corp.	14,432	766,772

		33,927,861

Beverages — 0.3%
Diageo PLC (United Kingdom)	101,372	3,221,382
Heineken NV (Netherlands)	28,091	2,002,023
Primo Brands Corp.	40,066	1,232,831

		6,456,236

Broadline Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	92,685	23,171
Savers Value Village, Inc.*(a)	41,300	423,325

		446,496

Building Products — 0.2%
AAON, Inc.	5,043	593,460
AZEK Co., Inc. (The)*(a)	20,388	967,818
Hayward Holdings, Inc.*	89,894	1,374,479

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Janus International Group, Inc.*	109,455	$804,494
SAL TopCo LLC*^	817,799	82
Simpson Manufacturing Co., Inc.	6,950	1,152,519

		4,892,852

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	107,387	4,780,144
Evercore, Inc. (Class A Stock)	4,595	1,273,688
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	43,500	1,628,151
London Stock Exchange Group PLC (United Kingdom)	20,236	2,856,412
MarketAxess Holdings, Inc.	4,647	1,050,408
Moelis & Co. (Class A Stock)	8,500	627,980
Morningstar, Inc.	1,862	627,047
StepStone Group, Inc. (Class A Stock)	20,048	1,160,378

		14,004,208

Chemicals — 0.7%
Air Liquide SA (France)	21,119	3,433,100
Axalta Coating Systems Ltd.*	30,451	1,042,033
Balchem Corp.	4,346	708,376
Element Solutions, Inc.	35,159	894,093
Linde PLC	8,005	3,386,759
Perimeter Solutions, Inc.*	64,635	826,035
Quaker Chemical Corp.(a)	8,089	1,138,608
Shin-Etsu Chemical Co. Ltd. (Japan)	82,700	2,723,901

		14,152,905

Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	13,381	1,415,844
Driven Brands Holdings, Inc.*	53,486	863,264
MSA Safety, Inc.	10,551	1,749,039
UniFirst Corp.	4,284	732,950

		4,761,097

Construction & Engineering — 0.3%
Vinci SA (France)	36,348	3,742,267
WillScot Holdings Corp.*	62,992	2,107,083

		5,849,350

Construction Materials — 0.1%
Eagle Materials, Inc.	4,890	1,206,656

Consumer Staples Distribution & Retail — 0.4%
Alimentation Couche-Tard, Inc. (Canada)	56,480	3,132,342
BJ’s Wholesale Club Holdings, Inc.*	9,968	890,641
Casey’s General Stores, Inc.	2,154	853,480
Performance Food Group Co.*	20,008	1,691,676
Wal-Mart de Mexico SAB de CV (Mexico)	669,138	1,761,177

		8,329,316

Containers & Packaging — 0.0%
AptarGroup, Inc.	5,865	921,392

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	12,231	1,355,806

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	137,984	$4,134,428
Windstream Holdings, Inc.*^	66	1,155

		4,135,583

Electric Utilities — 0.2%
Portland General Electric Co.	23,893	1,042,213
SSE PLC (United Kingdom)	127,720	2,560,082

		3,602,295

Electrical Equipment — 0.1%
Legrand SA (France)	23,608	2,296,383

Electronic Equipment, Instruments & Components — 0.2%
Badger Meter, Inc.	4,216	894,298
Cognex Corp.	12,327	442,046
Fabrinet (Thailand)*	3,029	666,016
Novanta, Inc.*	7,923	1,210,397

		3,212,757

Energy Equipment & Services — 0.0%
Cactus, Inc. (Class A Stock)	16,506	963,290

Financial Services — 0.1%
WEX, Inc.*(a)	7,078	1,240,915

Food Products — 0.2%
Freshpet, Inc.*	5,910	875,330
Nestle SA	38,549	3,162,684
Utz Brands, Inc.	58,046	909,000

		4,947,014

Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd. (Canada)	30,319	2,195,277
Knight-Swift Transportation Holdings, Inc.	9,466	502,077
Landstar System, Inc.	5,781	993,523

		3,690,877

Health Care Equipment & Supplies — 0.4%
Envista Holdings Corp.*	50,132	967,046
Hoya Corp. (Japan)	14,800	1,836,773
ICU Medical, Inc.*	7,122	1,105,121
Neogen Corp.*	34,718	421,477
QuidelOrtho Corp.*	16,031	714,181
Terumo Corp. (Japan)	147,900	2,855,318

		7,899,916

Health Care Providers & Services — 0.2%
Chemed Corp.	2,145	1,136,421
Concentra Group Holdings Parent, Inc.	30,689	607,028
Encompass Health Corp.	16,093	1,486,189
HealthEquity, Inc.*	10,141	973,029

		4,202,667

Health Care Technology — 0.0%
Certara, Inc.*	42,717	454,936

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	11,577	1,207,944

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 0.5%
InterContinental Hotels Group PLC (United Kingdom)	22,638	$2,816,704
Monarch Casino & Resort, Inc.	10,075	794,917
Planet Fitness, Inc. (Class A Stock)*	12,606	1,246,355
Vail Resorts, Inc.	5,215	977,552
Wendy’s Co. (The)(a)	55,180	899,434
Wyndham Hotels & Resorts, Inc.	6,539	659,066
Yum China Holdings, Inc. (China)	77,192	3,718,339

		11,112,367

Household Durables — 0.2%
Sony Group Corp. (Japan)	238,100	5,018,090

Industrial Conglomerates — 0.2%
Hitachi Ltd. (Japan)	132,500	3,244,933

Industrial REITs — 0.0%
EastGroup Properties, Inc.	6,165	989,421

Insurance — 0.6%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	21,441	831,053
Intact Financial Corp. (Canada)	18,619	3,390,136
Kinsale Capital Group, Inc.(a)	2,153	1,001,425
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,066	2,560,942
Oscar Health, Inc. (Class A Stock)*	37,768	507,602
RLI Corp.	6,295	1,037,605
Tokio Marine Holdings, Inc. (Japan)	99,000	3,552,924

		12,881,687

Interactive Media & Services — 0.4%
Tencent Holdings Ltd. (China)	153,200	8,176,717

Leisure Products — 0.1%
Acushnet Holdings Corp.	12,781	908,474
Brunswick Corp.	17,077	1,104,540

		2,013,014

Life Sciences Tools & Services — 0.0%
Azenta, Inc.*	11,467	573,350

Machinery — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	163,073	2,488,764
Hillman Solutions Corp.*	105,718	1,029,693
Lincoln Electric Holdings, Inc.	4,212	789,624
RBC Bearings, Inc.*	4,492	1,343,737
Toro Co. (The)	9,934	795,713
Volvo AB (Sweden) (Class B Stock)	119,088	2,894,098

		9,341,629

Metals & Mining — 0.2%
BHP Group Ltd. (Australia)	135,626	3,308,565
GMK Norilskiy Nickel PAO (Russia)^	143,900	—
Magnitogorsk Iron & Steel Works PJSC (Russia)^	112,615	—
MMC Norilsk Nickel PJSC (Russia), ADR^	8	—

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Severstal PAO (Russia), GDR*^	11,949	$1

		3,308,566

Oil, Gas & Consumable Fuels — 0.4%
DT Midstream, Inc.	10,395	1,033,575
Gazprom PJSC (Russia)*^	165,440	—
Novatek PJSC (Russia)^	5,822	1
Rosneft Oil Co. PJSC (Russia)^	30,688	—
Shell PLC	218,426	6,808,557
SM Energy Co.(a)	35,742	1,385,360

		9,227,493

Pharmaceuticals — 0.1%
Novo Nordisk A/S (Denmark) (Class B Stock)	32,883	2,837,205

Professional Services — 0.4%
First Advantage Corp.*(a)	57,358	1,074,315
Paylocity Holding Corp.*	6,595	1,315,505
RELX PLC (United Kingdom)	105,306	4,768,868
Verra Mobility Corp.*	43,244	1,045,640

		8,204,328

Real Estate Management & Development — 0.2%
Cushman & Wakefield PLC*	125,109	1,636,426
Mitsui Fudosan Co. Ltd. (Japan)	274,300	2,193,667

		3,830,093

Retail REITs — 0.0%
NNN REIT, Inc.	22,358	913,324

Semiconductors & Semiconductor Equipment — 0.8%
Allegro MicroSystems, Inc. (Japan)*	48,574	1,061,828
ASML Holding NV (Netherlands)	5,245	3,673,780
MACOM Technology Solutions Holdings, Inc.*	10,492	1,363,016
Power Integrations, Inc.(a)	18,829	1,161,749
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	91,000	2,957,505
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,811	6,282,354

		16,500,232

Software — 0.3%
CCC Intelligent Solutions Holdings, Inc.*	42,874	502,912
Clearwater Analytics Holdings, Inc. (Class A Stock)*	28,637	788,090
Dassault Systemes SE (France)	49,059	1,697,635
nCino, Inc.*(a)	17,318	581,538
Qualys, Inc.*	4,400	616,968
SPS Commerce, Inc.*	4,132	760,247
Workiva, Inc.*	5,376	588,672

		5,536,062

Specialized REITs — 0.0%
CubeSmart	18,972	812,950

Specialty Retail — 0.2%
Claire’s Private Placement*^	313	313

		Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Five Below, Inc.*		6,126	$642,985
Industria de Diseno Textil SA (Spain)		57,773	2,959,362

			3,602,660

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea), GDR		3,300	2,980,145

Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE (France)		6,501	4,276,314

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.		4,304	1,030,679
Core & Main, Inc. (Class A Stock)*(a)		28,609	1,456,484
ITOCHU Corp. (Japan)		43,700	2,148,920

			4,636,083

TOTAL COMMON STOCKS (cost $248,818,290)			265,306,495

PREFERRED STOCK — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^		309	380,883

(cost $68,751)
UNAFFILIATED EXCHANGE-TRADED FUNDS — 54.9%
JPMorgan Active Growth ETF		1,696,226	137,445,193
JPMorgan Active Value ETF		2,054,903	130,075,360
JPMorgan Global Select Equity ETF(a)		8,954,359	537,619,714
JPMorgan Ultra-Short Income ETF		7,138,608	359,571,685

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,200,678,294)			1,164,711,952

		Units
WARRANTS* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^		917	—

(cost $9)
		Principal
		Amount
		(000)#

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.0%
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	179,685
(cost $530,395)
FLOATING RATE AND OTHER LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.679%(c)	06/30/26^	195	154,517

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Foods (cont’d.)
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 11.679% (Cap N/A, Floor 0.000%)
11.679%(c)	06/30/26^	132	$63,758
Super Senior DDTL, 1 Month SOFR + 11.600%
16.651%(c)	06/30/26^	5	5,204

			223,479

Retail — 0.0%
Claire’s Stores, Inc.,
Term B Loan, 1 Month SOFR + 6.600%
10.957%(c)	12/18/26	528	423,788

TOTAL FLOATING RATE AND OTHER LOANS (cost $791,011)			647,267

U.S. TREASURY OBLIGATIONS(k) — 2.0%
U.S. Treasury Notes
4.125%	01/31/25	19,175	19,169,757
4.250%	01/31/26	23,070	23,072,703

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,231,836)			42,242,460

TOTAL LONG-TERM INVESTMENTS (cost $1,995,277,156)			1,998,508,405

		Shares

SHORT-TERM INVESTMENTS — 6.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		124,202,575	124,202,575
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $16,255,397; includes $16,198,940 of cash collateral for securities on loan)(b)(wa)		16,265,157	16,255,397

TOTAL SHORT-TERM INVESTMENTS (cost $140,457,972)			140,457,972

TOTAL INVESTMENTS—100.7% (cost $2,135,735,128)			2,138,966,377
Liabilities in excess of other assets(z) — (0.7)%			(15,104,857)

NET ASSETS — 100.0%			$2,123,861,520

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $629,087 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,880,726; cash collateral of $16,198,940 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number			Current	Value / Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)
Long Positions:
932	10 Year Australian Treasury Bonds	Mar. 2025	$65,113,421	$(1,042,942)
1,522	10 Year U.S. Treasury Notes	Mar. 2025	165,517,500	(809,585)
185	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	21,997,656	(740,407)
582	DJ US Real Estate Index	Mar. 2025	20,876,340	(1,092,589)
866	Euro-BTP Italian Government Bond	Mar. 2025	107,627,591	(2,360,155)
942	Mini MSCI EAFE Index	Mar. 2025	106,799,250	(3,183,489)
1,127	S&P 500 E-Mini Index	Mar. 2025	334,479,513	(10,845,748)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024 (continued):

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)
Long Positions (cont’d):
435	S&P 500 Financial Sector Index	Mar. 2025	$65,380,500	$(1,691,062)
191	E-Mini S&P Communication Services Select Sector Index	Mar. 2025	24,390,700	(1,296,798)
236	S&P Mid Cap 400 E-Mini Index	Mar. 2025	74,262,120	(4,135,223)
249	TOPIX Index	Mar. 2025	44,096,635	622,862
99	S&P 500 Technology Sector Index	Mar. 2025	23,419,440	(843,680)
100	E-Mini S&P Consumer Discretionary Sector Index	Mar. 2025	22,885,000	(1,507,202)

				(28,926,018)

Short Positions:
744	10 Year Euro-Bund	Mar. 2025	102,838,525	2,742,800
77	10 Year Japanese Bonds	Mar. 2025	69,441,673	260,495
868	Euro STOXX 50 Index	Mar. 2025	43,885,940	911,596
954	Mini MSCI Emerging Markets Index	Mar. 2025	51,220,260	1,987,115
612	Russell 2000 E-Mini Index	Mar. 2025	68,843,880	3,905,017
238	S&P 500 Materials Sector Index	Mar. 2025	21,420,000	1,295,429
311	S&P 500 Consumer Staples Sector Index	Mar. 2025	24,907,990	1,122,710

				12,225,162

				$(16,700,856)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/29/25	SSB	AUD	13,187	$8,782,323	$8,162,122	$—	$(620,201)
British Pound,
Expiring 01/29/25	BARC	GBP	1,268	1,637,937	1,586,767	—	(51,170)
Expiring 01/29/25	SSB	GBP	2,837	3,674,726	3,550,402	—	(124,324)
Canadian Dollar,
Expiring 01/29/25	ML	CAD	2,810	2,038,269	1,956,791	—	(81,478)
Expiring 01/29/25	RBC	CAD	19,344	14,045,442	13,471,469	—	(573,973)
Danish Krone,
Expiring 01/29/25	CITI	DKK	8,127	1,187,411	1,130,537	—	(56,874)
Expiring 01/29/25	CITI	DKK	2,572	377,652	357,793	—	(19,859)
Euro,
Expiring 01/29/25	BARC	EUR	858	935,045	890,130	—	(44,915)
Expiring 01/29/25	CITI	EUR	19,144	20,377,429	19,852,708	—	(524,721)
Hong Kong Dollar,
Expiring 02/03/25	ML	HKD	51,170	6,584,492	6,590,604	6,112	—
Japanese Yen,
Expiring 01/22/25	BARC	JPY	6,631,435	43,413,418	42,255,999	—	(1,157,419)
Expiring 01/29/25	BARC	JPY	2,548,832	16,709,276	16,254,833	—	(454,443)
Expiring 01/29/25	SSB	JPY	2,384,060	15,886,489	15,204,022	—	(682,467)
Norwegian Krone,
Expiring 01/22/25	BARC	NOK	246,271	22,167,074	21,633,179	—	(533,895)
Singapore Dollar,
Expiring 01/31/25	BARC	SGD	4,939	3,701,312	3,621,251	—	(80,061)
Swedish Krona,
Expiring 01/29/25	CITI	SEK	23,555	2,247,322	2,132,302	—	(115,020)
Expiring 01/29/25	CITI	SEK	19,213	1,826,412	1,739,238	—	(87,174)

				$165,592,029	$160,390,147	6,112	(5,207,994)

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Forward foreign currency exchange contracts outstanding at December 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/29/25	CITI	AUD	13,187	$8,634,282	$8,162,122	$472,160	$—
British Pound,
Expiring 01/29/25	BARC	GBP	4,105	5,237,290	5,137,169	100,121	—
Canadian Dollar,
Expiring 01/29/25	CITI	CAD	22,154	15,931,797	15,428,260	503,537	—
Danish Krone,
Expiring 01/29/25	CITI	DKK	10,699	1,556,499	1,488,330	68,169	—
Euro,
Expiring 01/22/25	ML	EUR	52,576	55,377,882	54,508,525	869,357	—
Expiring 01/29/25	BARC	EUR	741	808,202	768,798	39,404	—
Expiring 01/29/25	SSB	EUR	19,261	20,882,161	19,974,040	908,121	—
Hong Kong Dollar,
Expiring 02/03/25	BARC	HKD	20,233	2,603,568	2,606,016	—	(2,448)
Expiring 02/03/25	RBC	HKD	30,937	3,987,897	3,984,588	3,309	—
Japanese Yen,
Expiring 01/29/25	BARC	JPY	4,195,934	27,422,094	26,759,001	663,093	—
Expiring 01/29/25	BARC	JPY	446,425	2,950,306	2,847,016	103,290	—
Expiring 01/29/25	ML	JPY	205,919	1,367,775	1,313,219	54,556	—
Expiring 01/29/25	SSB	JPY	84,615	562,929	539,618	23,311	—
New Zealand Dollar,
Expiring 01/22/25	BARC	NZD	36,843	21,249,861	20,616,568	633,293	—
Singapore Dollar,
Expiring 01/31/25	BARC	SGD	1,976	1,481,187	1,448,934	32,253	—
Expiring 01/31/25	BARC	SGD	1,034	790,602	757,893	32,709	—
Expiring 01/31/25	SSB	SGD	1,929	1,468,288	1,414,425	53,863	—
Swedish Krona,
Expiring 01/29/25	CITI	SEK	42,769	3,931,675	3,871,540	60,135	—
Swiss Franc,
Expiring 01/22/25	BARC	CHF	48,414	54,429,272	53,477,942	951,330	—

				$230,673,567	$225,104,004	5,572,011	(2,448)

						$5,578,123	$(5,210,442)

Cross currency exchange contracts outstanding at December 31, 2024:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
01/22/25	Buy	NZD 36,787	AUD	33,614	$—	$(220,808)	CITI

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$39,946,974

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$525,039,663	$—	$—
Common Stocks	119,121,480	146,160,290	24,725
Preferred Stock	—	—	380,883
Unaffiliated Exchange-Traded Funds	1,164,711,952	—	—
Warrants	—	—	—	**
Commercial Mortgage-Backed Security	—	179,685	—
Floating Rate and Other Loans	—	423,788	223,479
U.S. Treasury Obligations	—	42,242,460	—
Short-Term Investments
Affiliated Mutual Funds	140,457,972	—	—

Total	$1,949,331,067	$189,006,223	$629,087

Other Financial Instruments*
Assets
Futures Contracts	$12,848,024	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	5,578,123	—

Total	$12,848,024	$5,578,123	$—

Liabilities
Futures Contracts	$(29,548,880)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(5,210,442)	—
OTC Cross Currency Exchange Contracts	—	(220,808)	—

Total	$(29,548,880)	$(5,431,250)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

Unaffiliated Exchange-Traded Funds	54.9%
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	31.3
U.S. Treasury Obligations	2.0
Banks	1.6
Semiconductors & Semiconductor Equipment	0.8
Chemicals	0.7
Capital Markets	0.7
Insurance	0.6
Hotels, Restaurants & Leisure	0.5
Machinery	0.4
Oil, Gas & Consumable Fuels	0.4
Consumer Staples Distribution & Retail	0.4
Professional Services	0.4
Interactive Media & Services	0.4
Health Care Equipment & Supplies	0.4
Beverages	0.3

Aerospace & Defense	0.3%
Construction & Engineering	0.3
Software	0.3
Household Durables	0.2
Food Products	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Trading Companies & Distributors	0.2
Textiles, Apparel & Luxury Goods	0.2
Health Care Providers & Services	0.2
Diversified Telecommunication Services	0.2
Specialty Retail	0.2
Real Estate Management & Development	0.2
Ground Transportation	0.2
Electric Utilities	0.2
Metals & Mining	0.2
Industrial Conglomerates	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Electronic Equipment, Instruments & Components	0.2%
Technology Hardware, Storage & Peripherals	0.1
Pharmaceuticals	0.1
Automobile Components	0.1
Electrical Equipment	0.1
Automobiles	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1
Financial Services	0.1
Hotel & Resort REITs	0.1
Construction Materials	0.1
Industrial REITs	0.0	*
Energy Equipment & Services	0.0	*
Containers & Packaging	0.0	*

Retail REITs	0.0	*%
Specialized REITs	0.0	*
Life Sciences Tools & Services	0.0	*
Health Care Technology	0.0	*
Broadline Retail	0.0	*
Retail	0.0	*
Foods	0.0	*
Commercial Mortgage-Backed Security	0.0	*

	100.7
Liabilities in excess of other assets	(0.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$9,844,729	*	Due from/to broker-variation margin futures	$24,595,791	*
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	220,808
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,578,123		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,210,442
Interest rate contracts	Due from/to broker-variation margin futures	3,003,295	*	Due from/to broker-variation margin futures	4,953,089	*

		$18,426,147			$34,980,130

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$42,343,657	$—
Foreign exchange contracts	(265,963)	(3,510,217)
Interest rate contracts	(2,014,334)	—

Total	$40,063,360	$(3,510,217)

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts

Equity contracts	$(21,600,381)	$—
Foreign exchange contracts	—	(280,927)
Interest rate contracts	(19,550,991)	—

Total	$(41,151,372)	$(280,927)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$911,144,117
Futures Contracts - Short Positions (1)	296,015,456
Forward Foreign Currency Exchange Contracts - Purchased (2)	172,951,064
Forward Foreign Currency Exchange Contracts - Sold (2)	193,562,099
Cross Currency Exchange Contracts (3)	27,681,096

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date. (3) Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$15,880,726	$(15,880,726)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$2,555,493	$(2,324,351)	$231,142	$—	$231,142
CITI	1,104,001	(1,024,456)	79,545	—	79,545
ML	930,025	(81,478)	848,547	—	848,547
RBC	3,309	(573,973)	(570,664)	—	(570,664)
SSB	985,295	(1,426,992)	(441,697)	—	(441,697)

	$5,578,123	$(5,431,250)	$146,873	$—	$146,873

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $15,880,726:
Unaffiliated investments (cost $1,493,118,586)	$1,473,468,742
Affiliated investments (cost $642,616,542)	665,497,635
Foreign currency, at value (cost $31,521)	31,464
Cash	7,652
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,578,123
Dividends and interest receivable	2,413,304
Tax reclaim receivable	1,761,314
Foreign capital gains tax benefit accrued	4,158
Prepaid expenses	17,082

Total Assets	2,148,779,474

LIABILITIES
Payable to broker for collateral for securities on loan	16,198,940
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,210,442
Payable for Portfolio shares purchased	1,347,153
Payable to affiliate	658,421
Management fee payable	527,266
Accrued expenses and other liabilities	355,809
Due to broker-variation margin futures	308,758
Unrealized depreciation on OTC cross currency exchange contracts	220,808
Distribution fee payable	88,140
Trustees’ fees payable	1,510
Affiliated transfer agent fee payable	707

Total Liabilities	24,917,954

NET ASSETS	$2,123,861,520

Net assets were comprised of:
Partners’ Equity	$2,123,861,520

Net asset value and redemption price per share, $2,123,861,520 / 89,289,256 outstanding shares of beneficial interest	$23.79

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,371,081 foreign withholding tax, of which $126,210 is reimbursable by an affiliate)	$27,033,510
Affiliated dividend income	8,882,336
Interest income	8,001,286
Income from securities lending, net (including affiliated income of $118,038)	169,423

Total income	44,086,555

EXPENSES
Management fee	17,054,197
Distribution fee	5,678,789
Custodian and accounting fees	449,810
Professional fees	166,244
Audit fee	83,475
Trustees’ fees	44,750
Shareholders’ reports	11,984
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	90,464

Total expenses	23,588,752
Less:Fee waiver and/or expense reimbursement	(1,714,385)

Net expenses	21,874,367

NET INVESTMENT INCOME (LOSS)	22,212,188

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,667,389) (net of foreign capital gains taxes $(296,256))	345,078,680
Net capital gain distributions received	7,381,705
Futures transactions	40,063,360
Forward and cross currency contract transactions	(3,510,217)
Foreign currency transactions	(486,638)

388,526,890

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,956,254) (net of change in foreign capital gains taxes $192,955)	(157,344,493)
Futures	(41,151,372)
Forward and cross currency contracts	(280,927)
Foreign currencies	(61,168)

(198,837,960)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	189,688,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,901,118

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,212,188	$28,612,481
Net realized gain (loss) on investment and foreign currency transactions	381,145,185	18,023,123
Net capital gain distributions received	7,381,705	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(198,837,960)	226,320,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	211,901,118	272,955,908

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,748,546 and 22,774,451 shares, respectively]	63,797,728	460,242,084
Portfolio shares purchased [19,270,066 and 30,696,237 shares, respectively]	(444,396,969)	(603,777,360)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(380,599,241)	(143,535,276)

TOTAL INCREASE (DECREASE)	(168,698,123)	129,420,632
NET ASSETS:
Beginning of year	2,292,559,643	2,163,139,011

End of year	$2,123,861,520	$2,292,559,643

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of year	$21.67	$19.02	$22.91	$20.38		$18.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23	0.26	0.20	0.12		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89	2.39	(4.09)	2.41		2.20

Total from investment operations.	2.12	2.65	(3.89)	2.53		2.37

Net Asset Value, end of year	$23.79	$21.67	$19.02	$22.91		$20.38

Total Return(b)	9.83%	13.88%	(16.98)%	12.41%		13.16%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,124	$2,293	$2,163	$3,376		$3,341
Average net assets (in millions)	$2,272	$2,196	$2,612	$3,416		$2,893
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.96%	0.99%	1.03%	1.04	%(d)	1.06	%(d)
Expenses before waivers and/or expense reimbursement	1.04%	1.04%	1.04%	1.04	%(d)	1.06	%(d)
Net investment income (loss)	0.98%	1.30%	1.00%	0.56%		0.94%
Portfolio turnover rate(e)	105%	76%	136%	113%		138%
(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% and 0.01% for the years ended December 31, 2021 and 2020, respectively.

(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2024 consisted of 40 separate portfolios. The information presented in these financial statements pertains only to the 5 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies Asset Allocation”)	Long-term capital appreciation.
AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST J.P. Morgan Aggressive Multi-Asset Portfolio (“J.P. Morgan Aggressive Multi-Asset”) formerly known as AST T. Rowe Price Growth Opportunities Portfolio	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.
AST J.P. Morgan Conservative Multi-Asset Portfolio (“J.P. Morgan Conservative Multi-Asset”) formerly known as AST J.P. Morgan Tactical Preservation Portfolio	Maximize return compared to its benchmark through security selection and tactical asset allocation.
AST J.P. Morgan Moderate Multi-Asset Portfolio (“J.P. Morgan Moderate Multi-Asset”) formerly known as AST J.P. Morgan Global Thematic Portfolio	Capital appreciation consistent with its specified level of risk tolerance.

During the reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ sub-advisor.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

B1

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated the Investment Manager as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

B2

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

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Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates.

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Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity

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reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and

B6

identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected

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in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Academic Strategies Asset Allocation	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management Inc. (“J.P. Morgan”); Morgan Stanley Investment Management Inc.; PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); PGIM Real Estate (a business unit of PGIM, Inc.); Systematica Investments Limited, acting as general partner of Systematica Investments LP. Effective December 9, 2024, Putnam Investment Management, LLC (“Putnam”); Prior to December 9, 2024, Massachusetts Financial Services Company (MFS); Wellington Management Company, LLP (Wellington); Prior to November 20, 2024, Western Asset Management Company, LLC and Western Asset Management Company Limited

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Portfolio	Subadviser(s)
Capital Growth Asset Allocation	Jennison; J.P. Morgan; PFI; PGIM Quantitative Solutions. Effective December 9, 2024, Putnam; Prior to December 9, 2024, MFS; Wellington

J.P. Morgan Aggressive Multi-Asset	Effective November 14, 2024, J.P. Morgan; Prior to November 14, 2024, T. Rowe Price Associates, Inc.

J.P. Morgan Conservative Multi-Asset	J.P. Morgan
J.P. Morgan Moderate Multi-Asset	J.P. Morgan

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Academic Strategies Asset Allocation^(1)	0.8025% first $15 billion; 0.7825% on next $5 billion; 0.7625% on next $5 billion; 0.7425% on next $5 billion; 0.7225% on next $5 billion; 0.7025% on next $5 billion; 0.6825% in excess of $40 billion	0.82%	0.74%

Capital Growth Asset Allocation^(2)	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.51%

J.P. Morgan Aggressive Multi-Asset(3)	0.6825% first $6 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.70%	0.67%

J.P. Morgan Conservative Multi-Asset(4)	0.6925% on all net assets	0.75%	0.63%

J.P. Morgan Moderate Multi-Asset(4)	0.6925% on all net assets	0.75%	0.67%

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Portfolio	Fee Waivers and/or Expense Limitations
Academic Strategies Asset Allocation*	contractually waive 0.0202% through December 6, 2024; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 1.13% through June 30, 2026

Capital Growth Asset Allocation*	contractually waive 0.0202% through December 6, 2024; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024

J.P. Morgan Aggressive Multi-Asset	contractually waive 0.0091% through November 13, 2024; voluntarily waive additional 0.0005% through June 30, 2024

J.P. Morgan Conservative Multi-Asset

voluntarily waive 0.0005% through June 30, 2024; contractually limit expenses to 0.91% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.93% through November 13, 2024; effective November 14, 2024, contractually waive 0.055% through June 30, 2026

J.P. Morgan Moderate Multi-Asset	contractually waive 0.048% through November 13, 2024; voluntarily waive additional 0.0005% through June 30, 2024; effective July 1, 2024, voluntarily waive additional 0.022% through November 13, 2024

^

Management fees are calculated based on an aggregation of net assets of Academic Strategies Asset Allocation, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

(1)

Prior to December 7, 2024, the contractual management fee rate was as follows: 0.9325% first $300 million; 0.9225% on next $200 million; 0.9125% on next $250 million; 0.9025% on next $2.5 billion; 0.8925% on next $2.75 billion; 0.8625% on next $4 billion; 0.8425% on next $2.5 billion; 0.8225% on next $2.5 billion; 0.8025% on next $5 billion; 0.7825% on next $5 billion; 0.7625% on next $5 billion; 0.7425% on next $5 billion; 0.7225% on next $5 billion; 0.7025% in excess of $40 billion.

(2)

Prior to December 7, 2024, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion.

(3)

Prior to November 14, 2024, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion.

(4)

Prior to November 14, 2024, the contractual management fee rate was as follows: 0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion.

*	The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their

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investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Academic Strategies and Capital Growth Asset Allocation that are invested in other Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended December 31, 2024, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
Academic Strategies Asset Allocation	$814
Capital Growth Asset Allocation	12,849
J.P. Morgan Conservative Multi-Asset	31,593
J.P. Morgan Moderate Multi-Asset	24,537

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2024, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest

B11

income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Academic Strategies Asset Allocation	$182,654
Capital Growth Asset Allocation	650,659
J.P. Morgan Aggressive Multi-Asset	249,700
J.P. Morgan Conservative Multi-Asset	201,997
J.P. Morgan Moderate Multi-Asset	126,210

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Academic Strategies Asset Allocation	$163,741
Capital Growth Asset Allocation	568,731
J.P. Morgan Aggressive Multi-Asset	226,180
J.P. Morgan Conservative Multi-Asset	234,865
J.P. Morgan Moderate Multi-Asset	126,229

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Academic Strategies Asset Allocation	$1,743,650,601	$1,723,037,189
Capital Growth Asset Allocation	8,294,062,372	9,182,554,866
J.P. Morgan Aggressive Multi-Asset	6,061,621,135	6,082,398,702
J.P. Morgan Conservative Multi-Asset	2,756,824,955	3,018,596,278
J.P. Morgan Moderate Multi-Asset	2,101,350,815	2,287,762,910

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended December 31, 2024, is presented as follows:

B12

Academic Strategies Asset Allocation

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 12,142,416	$ 200,000	$ 14,616,311	$ (2,817,499)	$ 5,091,394	$ —	—	$ —

AST Emerging Markets Equity Portfolio*(1)
4,386,067	1,876,200	6,209,954	(112,791)	60,478	—	—	—

AST High Yield Portfolio*(1)
11,974,234	3,613,400	16,150,728	(494,834)	1,057,928	—	—	—

AST PGIM Fixed Income Central Portfolio*(1)
184,761,030	43,991,681	15,248,615	5,693,897	1,335,594	220,533,587	19,975,868	—

AST Small-Cap Equity Portfolio*(1)
9,366,901	8,976,069	6,040,800	2,597,384	(599,472)	14,300,082	178,394	—

AST Small-Cap Value Portfolio*(1)
10,293,053	3,716,100	14,077,068	(654,440)	722,355	—	—	—

AST T. Rowe Price Natural Resources Portfolio*(1)
10,570,845	—	11,484,506	(1,420,400)	2,334,061	—	—	—

PSF PGIM High Yield Bond Portfolio*(1)
—	8,695,936	183,800	(58,775)	(1,439)	8,451,922	1,175,511	—

PSF PGIM Jennison Blend Portfolio*(1)
—	48,475,000	—	(1,218,119)	—	47,256,881	384,265	—

$243,494,546	$ 119,544,386	$ 84,011,782	$ 1,514,423	$10,000,899	$290,542,472		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
428,590,907	1,467,657,957	1,680,276,899	—	—	215,971,965	215,971,965	15,939,156

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
120,388,461	1,679,189,902	1,726,886,007	8,014	(35,300)	72,665,070	72,708,695	269,365	(2)
$548,979,368	$3,146,847,859	$3,407,162,906	$ 8,014	$ (35,300)	$288,637,035		$16,208,521
$792,473,914	$3,266,392,245	$3,491,174,688	$ 1,522,437	$ 9,965,599	$579,179,507		$16,208,521
Capital Growth Asset Allocation

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 81,779,662	$ —	$ 90,647,653	$ (18,485,844)	$ 27,353,835	$ —	—	$ —

AST Emerging Markets Equity Portfolio*(1)
8,986,153	24,830,000	35,098,440	732,447	549,840	—	—	—

AST High Yield Portfolio*(1)
3,524,681	47,255,000	54,134,195	(58,019)	3,412,533	—	—	—

AST Large-Cap Growth Portfolio*(1)
697,347,379	268,564,000	130,115,000	190,976,753	51,172,195	1,077,945,327	11,424,964	—

B13

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

AST Large-Cap Value Portfolio*(1)
$ 305,843,259	$ 102,581,000	$ 43,835,000	$ 23,479,952	$ 14,871,453	$ 402,940,664	7,661,926	$ —

AST PGIM Fixed Income Central Portfolio*(1)
1,069,966,173	276,995,705	49,044,481	42,152,325	4,642,504	1,344,712,226	121,803,644	—

AST Small-Cap Equity Portfolio*(1)
168,798,246	126,324,384	55,769,000	24,697,457	17,200,278	281,251,365	3,508,625	—

AST Small-Cap Value Portfolio*(1)
180,342,816	7,375,000	183,329,384	(10,231,351)	5,842,919	—	—	—

AST T. Rowe Price Natural Resources Portfolio*(1)
18,981,965	—	18,470,338	(3,090,738)	2,579,111	—	—	—

PGIM Global Real Estate Fund(1)
—	19,279,425	—	(882,206)	—	18,397,219	950,761	148,295

PGIM Jennison Emerging Markets Equity Opportunities Fund(1)
—	15,314,850	—	(399,698)	—	14,915,152	850,351	4,701

PSF PGIM High Yield Bond Portfolio*(1)
—	38,198,221	—	(263,800)	—	37,934,421	5,275,997	—
$2,535,570,334	$ 926,717,585	$ 660,443,491	$248,627,278	$127,624,668	$3,178,096,374		$ 152,996

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
2,122,114,089	4,529,841,487	5,397,318,095	—	—	1,254,637,481	1,254,637,481	86,707,444

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
245,375,761	1,612,818,451	1,733,712,358	4,840	(37,347)	124,449,347	124,524,062	391,169	(2)
$2,367,489,850	$6,142,659,938	$7,131,030,453	$ 4,840	$ (37,347)	$1,379,086,828		$87,098,613
$4,903,060,184	$7,069,377,523	$7,791,473,944	$248,632,118	$127,587,321	$4,557,183,202		$87,251,609

J.P. Morgan Aggressive Multi-Asset

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$ —	$ 245,000,000	$ 80,000,000	$(2,539,713)	$ (1,412,639)	$161,047,648	14,939,485	$ —

AST T. Rowe Price Fixed Income Central Portfolio*(1)
176,964,386	17,000,001	198,604,361	(6,924,902)	11,564,876	—	—	—
$176,964,386	$ 262,000,001	$ 278,604,361	$(9,464,615)	$10,152,237	$161,047,648		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
455,320,165	2,877,756,264	3,206,628,311	—	—	126,448,118	126,448,118	22,477,019

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
114,110,789	453,859,903	523,838,652	3,401	(15,007)	44,120,434	44,146,922	206,303	(2)
$569,430,954	$3,331,616,167	$3,730,466,963	$ 3,401	$ (15,007)	$170,568,552		$22,683,322
$746,395,340	$3,593,616,168	$4,009,071,324	$(9,461,214)	$10,137,230	$331,616,200		$22,683,322

B14

J.P. Morgan Conservative Multi-Asset

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$2,107,024,317	$ 255,000,000	$ 200,000,000	$33,140,921	$15,837,937	$2,211,003,175	205,102,335	$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
470,312,158	1,849,884,159	2,038,357,231	—	—	281,839,086	281,839,086	20,833,772

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
83,984,504	527,855,458	596,453,070	6,465	(13,152)	15,380,205	15,389,439	134,690	(2)
$ 554,296,662	$2,377,739,617	$2,634,810,301	$ 6,465	$ (13,152)	$ 297,219,291		$20,968,462
$2,661,320,979	$2,632,739,617	$2,834,810,301	$33,147,386	$15,824,785	$2,508,222,466		$20,968,462

J.P. Morgan Moderate Multi-Asset

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$622,405,225	$ 68,000,000	$ 180,000,000	$1,949,759	$12,684,679	$525,039,663	48,704,978	$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
201,303,460	1,361,739,475	1,438,840,360	—	—	124,202,575	124,202,575	8,882,336

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wa)
75,491,620	378,421,536	437,646,964	6,495	(17,290)	16,255,397	16,265,157	118,038	(2)
$276,795,080	$1,740,161,011	$1,876,487,324	$ 6,495	$ (17,290)	$140,457,972		$9,000,374
$899,200,305	$1,808,161,011	$2,056,487,324	$1,956,254	$12,667,389	$665,497,635		$9,000,374

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

B15

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Portfolio indicated below utilized the SCA during the year ended December 31, 2024. The average balance outstanding is for the number of days each Portfolio utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at December 31, 2024

Academic Strategies Asset Allocation	$1,359,000	6.44%	1	$1,359,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2024, all Portfolios offer only a single share class to investors.

As of December 31, 2024, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Academic Strategies Asset Allocation	79,414,249	66.2%
Capital Growth Asset Allocation	272,932,005	73.1
J.P. Morgan Aggressive Multi-Asset	122,796,821	100.0
J.P. Morgan Conservative Multi-Asset	143,635,741	84.9
J.P. Morgan Moderate Multi-Asset	73,937,291	82.8

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:
Academic Strategies Asset Allocation	2	66.2%
Capital Growth Asset Allocation	2	73.1
J.P. Morgan Aggressive Multi-Asset	2	100.0
J.P. Morgan Conservative Multi-Asset	2	84.9

B16

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:
J.P. Morgan Moderate Multi-Asset	2	82.8%
Unaffiliated:
Academic Strategies Asset Allocation	1	33.8
Capital Growth Asset Allocation	1	26.7
J.P. Morgan Aggressive Multi-Asset	—	—
J.P. Morgan Conservative Multi-Asset	1	15.1
J.P. Morgan Moderate Multi-Asset	1	17.2

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Academic Strategies Asset Allocation	Capital Growth Asset Allocation	J.P. Morgan Aggressive Multi-Asset

Asset Allocation	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Blend Style	X	X	X
Commodity	X	–	–
Covenant-Lite	X	X	–
Credit	X	X	X
Derivatives	X	X	X
Emerging Markets	X	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes (ETN)	X	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	–	–	–
Foreign Investment	X	X	X
Fund of Funds	X	X	X
High Yield	X	X	X
Interest Rate	X	X	X
Investment Style	–	–	X
Large Company	–	X	X
Leverage	X	–	–
Liquidity Allocation	–	X	X
Liquidity and Valuation	X	X	X
Loan	X	X	–
Market and Management	X	X	X
Participation Notes (P-Notes)	–	–	–
Portfolio Turnover	X	–	X
Prepayment or Call	–	X	X
Quantitative Model	X	–	–
Real Estate	X	X	X
Regulatory	X	X	X
Restricted Securities	X	–	–

B17

Risks	Academic Strategies Asset Allocation	Capital Growth Asset Allocation	J.P. Morgan Aggressive Multi-Asset
Short Sale	X	–	–
Small Sized Company	–	X	X
Sovereign Debt Securities	X	–	–

Risks		J.P. Morgan Conservative Multi-Asset	J.P. Morgan Moderate Multi-Asset

Asset Allocation		–	–
Asset-Backed and/or Mortgage-Backed Securities		X	X
Asset Transfer Program		X	X
Blend Style		X	X
Commodity		–	X
Covenant-Lite		–	–
Credit		X	X
Derivatives		X	X
Emerging Markets		X	X
Equity Securities		X	X
Exchange-Traded Funds (ETF)		X	X
Exchange-Traded Notes (ETN)		–	–
Expense		X	X
Fixed Income Securities		X	X
Foreign Custody		X	X
Foreign Investment		X	X
Fund of Funds		–	X
High Yield		X	X
Interest Rate		X	X
Investment Style		–	–
Large Company		–	–
Leverage		X	–
Liquidity Allocation		X	X
Liquidity and Valuation		X	X
Loan		–	–
Market and Management		X	X
Participation Notes (P-Notes)		–	X
Portfolio Turnover		X	X
Prepayment or Call		X	X
Quantitative Model		–	–
Real Asset		–	–
Real Estate		X	X
Regulatory		X	X
Restricted Securities		–	–
Short Sale		X	–
Sovereign Debt Securities		–	–

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce

B18

the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and maybe more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought,floods or other weather conditions, livestock disease, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or

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obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes (ETN) Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay or fulfill its contractual obligations. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the

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Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain

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issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war,terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions,cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

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Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Asset Risk: Investments in real asset industries and commodities may subject the Portfolio to greater volatility than investments in traditional securities. The Portfolio’s investments in real asset industries and commodities may lose value as a result of adverse changes in, among other things, exploration and production spending, tax laws and government regulations, natural forces, global economic cycles, investor sentiment and international politics.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

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10. Reorganization

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”) (the “Merged Portfolio”) for shares of J.P. Morgan Conservative Multi-Asset (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on January 20, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

BlackRock Global Strategies	$1,632,172,249	$1,601,672,277

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 20, 2023:

Merged Portfolio		Shares

BlackRock Global Strategies		107,697,848

Acquiring Portfolio	Shares	Value

J.P. Morgan Conservative Multi-Asset	77,513,290	$1,689,014,584

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets

BlackRock Global Strategies	$30,499,972	$1,689,014,584

Acquiring Portfolio		Net Assets

J.P. Morgan Conservative Multi-Asset		$3,042,520,384

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

J.P. Morgan Conservative Multi-Asset	$38,310,480	$358,253,310	$396,563,790

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: BlackRock Global Strategies $2,220,102.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: BlackRock Global Strategies $51,649,171.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 20, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST BlackRock 80/20 Target Allocation ETF Portfolio (“BlackRock 80/20 Target Allocation ETF”) and AST MFS Growth Allocation Portfolio (“MFS Growth Allocation”) (the “Merged Portfolios”) for shares of Capital Growth Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively.

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Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost

BlackRock 80/20 Target Allocation ETF	$149,860,518	$149,515,744
MFS Growth Allocation	784,874,165	769,130,345

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios		Shares

BlackRock 80/20 Target Allocation ETF		10,233,151

MFS Growth Allocation		41,615,634

Acquiring Portfolio	Shares	Value

Capital Growth Asset Allocation	37,476,978	$925,681,366

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation on Investments	Net Assets

BlackRock 80/20 Target Allocation ETF	$344,774	$149,645,503

MFS Growth Allocation	15,743,820	776,035,863

Acquiring Portfolio		Net Assets

Capital Growth Asset Allocation		$10,718,745,767

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

Capital Growth Asset Allocation	$188,702,232	$1,732,900,130	$1,921,602,362

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: BlackRock 80/20 Target Allocation ETF $(13,061) and MFS Growth Allocation $1,673,762.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: BlackRock 80/20 Target Allocation ETF $2,816,057 and MFS Growth Allocation $20,108,417.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Franklin 85/15 Diversified Allocation Portfolio (“Franklin 85/15 Diversified Allocation”) (the “Merged Portfolio”) for shares of J.P. Morgan Aggressive Multi-Asset (the “Acquiring Portfolio”) and the assumption of the

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liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

Franklin 85/15 Diversified Allocation	$305,868,040	$307,680,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolio		Shares

Franklin 85/15 Diversified Allocation		24,463,571

Acquiring Portfolio	Shares	Value

J.P. Morgan Aggressive Multi-Asset	20,226,912	$357,207,275

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets

Franklin 85/15 Diversified Allocation	$(1,812,565)	$357,207,275

Acquiring Portfolio		Net Assets

J.P. Morgan Aggressive Multi-Asset		$1,949,654,955

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

J.P. Morgan Aggressive Multi-Asset	$30,459,822	$330,150,264	$360,610,086

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Franklin 85/15 Diversified Allocation $820,610.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Franklin 85/15 Diversified Allocation $10,336,901.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

B26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST Academic Strategies Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST J.P. Morgan Aggressive Multi-Asset Portfolio, AST J.P. Morgan Conservative Multi-Asset Portfolio and AST J.P. Morgan Moderate Multi-Asset Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST Academic Strategies Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST J.P. Morgan Aggressive Multi-Asset Portfolio, AST J.P. Morgan Conservative Multi-Asset Portfolio and AST J.P. Morgan Moderate Multi-Asset Portfolio (five of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

C1

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

December 31, 2024

AST J.P. Morgan Fixed Income Central Portfolio AST PGIM Fixed Income Central Portfolio AST Target Maturity Central Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	December 31, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST J.P. Morgan Fixed Income Central Portfolio	A2
	AST PGIM Fixed Income Central Portfolio	A28
	AST Target Maturity Central Portfolio	A89

Section B	Notes to Financial Statements
Section C	Report of Independent Registered Public Accounting Firm

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD Canadian Dollar

EUR Euro

GBP British Pound

USD US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

Aces — Alternative Credit Enhancements Securities

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BOA — Bank of America, N.A.

CA — Credit Agricole Securities Inc.

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

DAC — Designated Activity Company

EMTN — Euro Medium Term Note

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Mortgage Trust

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

IG — Investment Grade

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash

Fallbacks Term

SDR — Sweden Depositary Receipt

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

STRIPs — Separate Trading of Registered Interest and

Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.6%
ASSET-BACKED SECURITIES — 0.1%
Other — 0.1%
AMSR Trust,
Series 2024-SFR02, Class A, 144A
4.150%	11/17/41	4,275	$4,078,158
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	544,583

			4,622,741

Student Loan — 0.0%
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
5.363%(c)	05/25/39	475	472,653

TOTAL ASSET-BACKED SECURITIES (cost $5,050,110)			5,095,394

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
5.462%(c)	10/15/38	5,940	5,932,575
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.587%(cc)	09/10/50	650	603,558
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,081,988
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,208,786
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
1.947%(cc)	07/25/30	2,103	129,738
Series 2020-M50, Class X1, IO
1.820%(cc)	10/25/30	340	16,263
Series 2021-M03, Class X1, IO
1.909%(cc)	11/25/33	326	22,422
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.594%(cc)	04/25/48	3,165	3,153,570
Series 2015-K48, Class B, 144A
3.646%(cc)	08/25/48	1,985	1,968,436
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	2,845,047
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
5.312%(c)	04/15/38	579	578,588
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	2,568	2,560,941
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
6.138%(c)	05/15/39	1,144	1,133,866

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
5.242%(c)	11/15/38	2,856	$2,853,558
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	22,954
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	32	29,012
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	33	29,132
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	27	22,941
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	22	19,926
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	397,907

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,944,106)			25,611,208

CORPORATE BONDS — 35.2%
Aerospace & Defense — 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35	2,095	1,670,421
3.450%	11/01/28	1,534	1,433,209
3.600%	05/01/34(a)	2,057	1,722,969
3.625%	02/01/31	1,126	1,022,229
3.950%	08/01/59	248	164,052
5.805%	05/01/50	3,996	3,709,485
6.858%	05/01/54	853	906,945
7.008%	05/01/64	920	978,257
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,367	2,277,764
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,625	1,596,655
5.400%	01/15/27	1,492	1,509,909
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.700%	12/15/31	1,669	1,643,549
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	797	651,802
2.375%	03/15/32	2,724	2,262,039
3.125%	07/01/50	383	250,769
4.450%	11/16/38	442	393,582

			22,193,636

Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	2,808	2,309,518
3.400%	02/04/41	4,086	2,950,190

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	555	$479,377
4.540%	08/15/47	850	673,629
5.834%	02/20/31	4,980	5,090,973
7.079%	08/02/43	2,634	2,842,105
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	07/26/26	647	632,894
Gtd. Notes, 144A, MTN
5.500%	02/01/30	5,179	5,236,928
5.875%	07/01/34	6,470	6,440,256
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	344	272,275
4.750%	11/01/31	5,228	5,113,197
5.125%	02/13/31	2,093	2,094,500
5.375%	02/15/33	2,340	2,344,455
5.625%	11/17/29	1,071	1,103,179

			37,583,476

Airlines — 0.2%
Air Canada 2015-1 Class A Pass-Through Trust (Canada), Pass-Through Certificates, 144A
3.600%	09/15/28	335	325,747
Air Canada 2017-1 Class B Pass-Through Trust (Canada), Pass-Through Certificates, 144A
3.700%	07/15/27	250	243,630
Air Canada 2020-2 Class B Pass-Through Trust (Canada), Pass-Through Certificates, 144A
9.000%	04/01/27	170	172,567
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	487	465,471
American Airlines 2016-1 Class A Pass-Through Trust, Pass-Through Certificates
4.100%	07/15/29	721	688,171
JetBlue 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates
2.750%	11/15/33	959	832,345
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates
4.300%	02/15/27	205	203,751
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.875%	04/07/30	632	590,383
United Airlines 2024-1 Class A Pass Through Trust, Pass-Through Certificates
5.875%	08/15/38	2,106	2,142,927

			5,664,992

Auto Manufacturers — 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)	2,605	2,167,903

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.050%	03/05/31	1,940	$1,935,622
7.200%	06/10/30	2,093	2,202,821
7.350%	03/06/30	2,141	2,267,417
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49	472	446,459
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	1,760	1,475,222
5.450%	09/06/34(a)	336	326,170
5.750%	02/08/31	971	982,975
5.950%	04/04/34(a)	1,894	1,903,568
6.100%	01/07/34	874	887,278
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27	2,561	2,553,162
5.250%	01/08/27	4,821	4,849,675
5.300%	06/24/29	503	504,403
Sr. Unsec’d. Notes, 144A, SOFR + 1.500%
6.176%(c)	01/08/27	3,294	3,329,407
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.300%	03/22/27	3,826	3,827,813

			29,659,895

Banks — 10.1%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
4.988%(ff)	12/03/28	3,000	2,987,968
6.339%(ff)	09/18/27(a)	800	817,660
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	680	679,065
Banco Bilbao Vizcaya Argentaria SA (Spain),
5.381%	03/13/29	2,400	2,422,180
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)	1,200	1,302,000
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)	1,200	1,317,000
9.625%(ff)	05/21/33(oo)	800	920,000
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	567,079
5.294%	08/18/27	800	805,344
Sr. Preferred Notes
5.439%	07/15/31	3,800	3,787,529
Bank of America Corp.,
Sr. Unsec’d. Notes
5.202%(ff)	04/25/29	2,446	2,458,218
5.819%(ff)	09/15/29	9,943	10,191,679
5.872%(ff)	09/15/34	1,943	1,996,505
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,251	3,577,349
1.922%(ff)	10/24/31	2,154	1,797,523
2.676%(ff)	06/19/41	403	279,113

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.884%(ff)	10/22/30	3,680	$3,327,493
3.824%(ff)	01/20/28	4,943	4,840,554
3.974%(ff)	02/07/30	6,631	6,357,047
Sub. Notes, MTN
5.425%(ff)	08/15/35	1,815	1,767,067
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30(a)	2,411	2,430,463
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	332,120
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.896%	07/13/26	1,320	1,340,584
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.894%(ff)	11/24/32	2,437	2,052,898
5.690%(ff)	03/12/30	3,016	3,046,073
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(ff)	09/10/34(oo)	810	804,937
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,080	6,097,402
Sub. Notes, 144A
5.906%(ff)	11/19/35	3,135	3,048,643
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.716%(ff)	01/18/30	3,726	3,751,633
Sub. Notes, 144A
3.116%(ff)	10/19/32	2,530	2,087,628
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	870	876,693
6.684%(ff)	09/13/27	1,165	1,194,486
6.840%(ff)	09/13/34	1,859	1,969,986
Citibank NA,
Sr. Unsec’d. Notes
5.570%	04/30/34	1,135	1,148,942
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29(oo)	3,378	3,438,757
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	2,985	2,970,412
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	2,023	1,970,723
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,325	1,283,426
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	336	284,714
2.572%(ff)	06/03/31	1,148	1,000,507
2.976%(ff)	11/05/30	5,242	4,731,946
3.520%(ff)	10/27/28	339	326,047
3.668%(ff)	07/24/28	1,109	1,073,686
3.980%(ff)	03/20/30	8,137	7,756,593
4.075%(ff)	04/23/29	477	462,779
4.542%(ff)	09/19/30	7,934	7,707,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
4.125%	07/25/28	321	$311,930
5.827%(ff)	02/13/35	2,944	2,930,606
6.174%(ff)	05/25/34	583	593,733
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,300	1,106,053
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)	1,952	1,873,920
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.298%(ff)	04/01/28	1,099	1,082,081
4.613%(ff)	10/02/30	2,274	2,205,083
5.705%(ff)	03/01/30	720	729,315
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,405	2,285,719
5.403%(ff)	09/11/35(a)	1,403	1,323,926
7.146%(ff)	07/13/27	945	973,517
DNB Bank ASA (Norway),
Sr. Preferred Notes, 144A
4.853%(ff)	11/05/30	2,561	2,531,618
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	800	815,783
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33	698	647,808
4.772%(ff)	07/28/30	2,759	2,703,415
4.895%(ff)	09/06/30(a)	1,051	1,036,499
5.631%(ff)	01/29/32(a)	1,642	1,659,963
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,183	1,135,281
1.542%(ff)	09/10/27	6,753	6,385,999
4.017%(ff)	10/31/38	1,658	1,403,907
4.692%(ff)	10/23/30	1,413	1,384,084
5.016%(ff)	10/23/35	1,846	1,770,660
5.330%(ff)	07/23/35	5,762	5,656,526
6.484%(ff)	10/24/29	12,584	13,182,203
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.130%(ff)	11/19/28	2,411	2,409,438
5.286%(ff)	11/19/30	2,737	2,716,412
5.597%(ff)	05/17/28	2,155	2,171,683
5.887%(ff)	08/14/27	3,453	3,502,624
7.390%(ff)	11/03/28	1,678	1,778,395
Sub. Notes
5.874%(ff)	11/18/35	3,488	3,403,822
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	5,394	5,388,145
6.208%(ff)	08/21/29	1,203	1,241,428
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33	2,174	2,266,186

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
7.200%	11/28/33	3,236	$3,498,559
Sub. Notes, 144A
4.950%(ff)	06/01/42(a)	3,517	2,728,526
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30	870	854,673
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,250	1,172,364
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35(a)	5,213	5,428,617
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	2,350	2,219,202
M&T Bank Corp.,
Sr. Unsec’d. Notes, MTN
4.833%(ff)	01/16/29(a)	260	258,908
5.385%(ff)	01/16/36(a)	4,795	4,649,410
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,450	3,307,370
4.654%(ff)	10/18/30(a)	3,382	3,310,162
5.042%(ff)	07/19/30	1,722	1,714,892
5.173%(ff)	01/16/30	1,510	1,510,977
5.320%(ff)	07/19/35(a)	1,925	1,895,827
5.449%(ff)	07/20/29	3,850	3,892,974
5.516%(ff)	11/19/55	1,669	1,611,594
6.407%(ff)	11/01/29	3,709	3,874,589
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	515	490,089
2.699%(ff)	01/22/31	2,421	2,149,892
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,081	882,382
1.928%(ff)	04/28/32	525	430,027
2.511%(ff)	10/20/32	513	429,526
5.424%(ff)	07/21/34	2,344	2,329,761
5.656%(ff)	04/18/30	2,680	2,729,450
Sub. Notes
2.484%(ff)	09/16/36	2,726	2,217,189
5.948%(ff)	01/19/38	1,364	1,366,080
Sub. Notes, MTN
5.942%(ff)	02/07/39	1,974	1,978,681
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28	1,810	1,833,795
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	2,518	2,136,677
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	695	692,394
8.125%(ff)	11/10/33(oo)	790	839,375
Sr. Unsec’d. Notes
4.964%(ff)	08/15/30	4,725	4,648,664
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27	1,678	1,699,227

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,175	$1,129,098
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series T
3.400%(ff)	09/15/26(oo)	1,726	1,616,497
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	2,009	1,956,467
5.676%(ff)	01/22/35	1,378	1,392,751
6.875%(ff)	10/20/34	789	860,522
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30	3,642	3,541,489
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(oo)	2,649	2,592,709
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	4,875	4,634,858
5.250%	02/19/27	470	469,484
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30	1,797	1,759,209
7.018%(ff)	02/08/30	4,062	4,296,743
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29(oo)	1,041	1,060,536
Jr. Sub. Notes, Series J
6.700%(ff)	09/15/29(oo)	2,574	2,628,727
Svenska Handelsbanken AB (Sweden),
Sr. Non-Preferred Notes, 144A
5.500%	06/15/28	1,175	1,188,859
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,461	3,359,673
5.711%(ff)	01/24/35	419	422,694
6.123%(ff)	10/28/33	243	252,854
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	821	828,651
5.836%(ff)	06/12/34	1,704	1,737,176
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,350	1,357,180
7.500%	02/15/28	2,517	2,694,069
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	390	421,200
9.250%(ff)	11/13/33(oo)	790	905,537
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,750	1,682,187
5.617%(ff)	09/13/30	4,760	4,824,244
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27	544	520,306
3.127%(ff)	06/03/32	3,673	3,178,202

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	2,340	$2,409,444
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	804	778,953
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	2,380	2,350,512
5.499%(ff)	01/23/35(a)	1,364	1,355,886
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,921	1,809,046
3.584%(ff)	05/22/28	1,204	1,167,002
4.808%(ff)	07/25/28	1,163	1,158,552
5.557%(ff)	07/25/34	2,835	2,828,399
5.574%(ff)	07/25/29	3,073	3,118,424
5.707%(ff)	04/22/28	3,002	3,050,804
Sub. Notes, MTN
4.400%	06/14/46	795	638,933
4.650%	11/04/44	1,157	972,095

			337,727,451

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	5,190	4,928,701
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	985	935,409
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.300%	05/13/54	212	204,959
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	636	426,184
Pepsico Singapore Financing I Pte Ltd.,
Gtd. Notes
4.700%	02/16/34	2,305	2,230,284
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,184	954,009

			9,679,546

Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,155	1,904,252
3.150%	02/21/40	2,473	1,838,156
4.200%	02/22/52	1,462	1,130,958
4.875%	03/01/53	2,203	1,889,583
5.750%	03/02/63	1,722	1,651,863
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	8,530	7,371,292
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,560	1,079,635
2.800%	10/01/50(a)	2,543	1,563,839

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
4.600%	09/01/35	1,320	$1,243,970
5.250%	10/15/33(a)	2,764	2,771,838
5.500%	11/15/54	623	606,819
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30(a)	2,238	1,898,974

			24,951,179

Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	1,615	1,493,875
Celanese US Holdings LLC,
Gtd. Notes
6.600%	11/15/28	751	768,516
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	991	872,823
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	1,263	1,037,880
4.800%	05/15/49	1,159	972,660
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51(a)	1,158	777,126

			5,922,880

Commercial Services — 0.4%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.750%	01/30/30	270	252,366
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	451	401,650
3.200%	08/15/29	7,818	7,167,054
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.250%	08/09/34(a)	3,704	3,623,437
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	503	336,477
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	843	677,064

			12,458,048

Computers — 0.4%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31	1,351	1,298,771
4.500%	10/04/34	618	587,489
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51	2,618	1,627,065
2.800%	02/08/61	928	550,217

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
IBM International Capital Pte Ltd.,
Gtd. Notes
4.750%	02/05/31(a)	1,691	$1,669,919
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,182,748
4.375%	05/15/30	5,065	4,843,640
5.750%	03/15/33	870	882,849

			12,642,698

Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes
5.200%	03/22/63	855	787,975

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	1,582	1,463,461
3.300%	01/30/32	2,908	2,529,372
4.625%	09/10/29	360	351,868
6.100%	01/15/27	750	766,224
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.950%	01/15/28	1,227	1,215,810
5.150%	01/15/30	4,247	4,116,744
5.750%	11/15/29	415	420,528
6.375%	05/04/28	945	970,298
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	8,137	7,533,072

			19,367,377

Electric — 4.1%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	3,518	3,536,700
Alliant Energy Finance LLC,
Gtd. Notes, 144A
5.950%	03/30/29	2,953	3,020,144
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	812	674,199
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	593	599,708
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,114	757,932
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	522	503,984
5.750%	03/15/54	205	199,548
6.500%	10/01/53	2,503	2,661,700
Consumers Energy Co.,
First Mortgage
3.950%	05/15/43	1,307	1,065,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Jr. Sub. Notes
6.625%(ff)	05/15/55	1,779	$1,811,651
Jr. Sub. Notes, Series A
6.875%(ff)	02/01/55	795	826,479
Jr. Sub. Notes, Series B
7.000%(ff)	06/01/54	1,219	1,286,120
Jr. Sub. Notes, Series C
4.350%(ff)	01/15/27(a)(oo)	1,111	1,077,752
Sr. Unsec’d. Notes
4.700%	12/01/44	759	641,452
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	1,404	1,255,576
DTE Energy Co.,
Sr. Unsec’d. Notes
5.850%	06/01/34(a)	2,024	2,078,436
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	467	378,431
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,008	1,210,718
5.250%	03/01/34	2,941	2,939,880
5.400%	04/01/53	172	162,769
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	265	264,946
5.550%	03/15/54	993	960,183
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	328	202,098
4.375%	03/30/44	313	263,095
5.250%	03/15/33	539	539,817
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	286	275,251
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	1,943	1,889,768
Sr. Unsec’d. Notes
5.250%	03/15/32	1,024	1,013,480
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.900%	05/23/53(a)	1,438	1,545,088
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	1,797	1,517,437
3.550%	06/15/26	574	561,979
4.750%	06/15/46	1,475	1,218,021
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41	800	540,291
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%(c)	07/12/28	4,387	3,958,291
2.500%(c)	07/12/31	722	604,219
3.500%	04/06/28	770	732,660

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.125%	06/26/29	2,057	$2,047,472
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	1,235	1,233,457
5.625%	04/10/34	1,015	1,014,612
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54	777	770,213
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54	2,764	2,817,190
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	522	430,222
2.900%	03/15/51	366	225,054
5.700%	03/15/54	1,152	1,138,834
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	418	290,438
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	326	308,895
3.450%	12/01/27	32	30,502
5.550%	09/15/54	380	368,890
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	4,227	4,063,701
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	2,383	2,113,860
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	638	534,466
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	454	439,438
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,128	4,583,004
5.400%	06/01/33	2,351	2,333,315
5.650%	05/09/34	786	790,962
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	4,473	3,799,695
5.100%	01/15/35	406	396,280
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	661	537,974
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,123	1,088,927
5.400%	12/15/43	1,117	1,055,142
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54(a)	1,219	1,249,753

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	530	$512,789
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,560	2,444,084
7.000%	03/15/33	1,327	1,429,022
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	964	579,619
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	442	378,342
4.400%	03/01/32	1,151	1,083,008
4.450%	04/15/42	547	453,931
4.500%	07/01/40	1,507	1,299,536
4.550%	07/01/30	1,191	1,152,755
4.600%	06/15/43	683	575,488
5.550%	05/15/29	1,896	1,926,716
6.100%	01/15/29(a)	1,157	1,196,811
6.150%	01/15/33	518	537,901
6.400%	06/15/33	2,681	2,830,094
Sr. Sec’d. Notes
3.250%	06/01/31	1,925	1,706,557
PacifiCorp,
First Mortgage
2.900%	06/15/52	963	573,939
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	1,040	1,088,654
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	980	609,739
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	1,563	1,602,834
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	1,887	1,546,681
First Mortgage, Series 36
2.700%	01/15/51	378	224,467
First Mortgage, Series 39
4.500%	06/01/52	408	338,132
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,241	1,202,813
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	262	138,136
2.700%	05/01/50	230	140,397
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	538	490,962
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.638%	04/15/41	1,183	1,159,237
5.685%	06/15/54	432	424,181

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
RWE Finance US LLC (Germany),
Gtd. Notes, 144A
5.875%	04/16/34	660	$661,149
San Diego Gas & Electric Co.,
First Mortgage
4.950%	08/15/28	945	948,695
5.350%	04/01/53	4,715	4,445,913
Sempra,
Jr. Sub. Notes
6.875%(ff)	10/01/54	1,183	1,195,463
Sr. Unsec’d. Notes
5.400%	08/01/26	1,823	1,838,087
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	4,512	4,465,343
5.700%	03/01/53	265	257,617
5.850%	11/01/27	751	772,017
5.875%	12/01/53(a)	1,956	1,948,821
First Mortgage, Series A
4.200%	03/01/29	1,538	1,490,475
First Ref. Mortgage, Series B
3.650%	03/01/28	1,189	1,145,031
First Ref. Mortgage, Series C
3.600%	02/01/45	428	315,652
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	574	530,723
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,493	2,177,124
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	217	161,618
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	445	367,634
Union Electric Co.,
First Mortgage
2.150%	03/15/32(a)	834	684,128
3.900%	04/01/52(a)	208	159,230
5.200%	04/01/34	1,068	1,060,795
5.250%	01/15/54	1,033	964,041
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,042	1,150,528
5.700%	08/15/53	852	842,177
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	446	440,441
6.000%	04/15/34	1,337	1,352,372
6.950%	10/15/33	1,500	1,611,204

			135,070,362

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
5.250%	04/05/34	336	337,349

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	2,040	$1,897,836
4.279%	03/15/32	5,072	4,468,568

			6,366,404

Environmental Control — 0.1%
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28(a)	1,227	1,242,699
5.450%	09/18/33	1,766	1,772,339

			3,015,038

Foods — 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.875%	02/15/30	3,000	2,857,743
5.875%	02/15/28	936	931,957
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	3,558	3,420,732
6.050%	01/15/29	837	854,217
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53	2,445	2,682,154
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl,
Gtd. Notes
6.750%	03/15/34	1,012	1,072,792
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	600	499,773
4.375%	02/02/52	231	172,575
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49	689	590,371
Kroger Co. (The),
Sr. Unsec’d. Notes
5.500%	09/15/54	896	843,097
5.650%	09/15/64	1,987	1,870,417
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	2,615	2,260,508

			18,056,336

Gas — 0.3%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	430	390,146
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,232	1,254,187
Sr. Unsec’d. Notes
5.800%	02/01/42	183	177,336
5.950%	06/15/41	1,117	1,129,930
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.950%	09/15/34	2,256	2,183,272

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
5.150%	09/15/32	3,160	$3,149,215
5.750%	09/15/33	1,810	1,855,657
Gtd. Notes, Series 20-A
1.750%	01/15/31(a)	559	460,203
Gtd. Notes, Series 21A
3.150%	09/30/51	1,363	878,019

			11,477,965

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	2,251	2,290,853
6.400%	04/15/33	549	566,905

			2,857,758

Healthcare-Products — 0.5%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	2,605	2,348,623
2.539%	02/01/32(a)	7,117	5,932,493
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	411	253,369
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29	4,972	4,986,991
5.450%	03/13/31	313	312,882
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/34	3,453	3,386,455

			17,220,813

Healthcare-Services — 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/44	883	729,257
6.750%	12/15/37	993	1,047,149
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	779	689,747
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	271	227,032
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54(a)	1,766	1,655,934
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	235	204,109
6.100%	10/15/52	1,660	1,680,173
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,517	3,357,282
4.500%	02/15/27	1,593	1,577,800
4.625%	03/15/52	3,392	2,650,123
5.200%	06/01/28	2,093	2,098,277
5.450%	09/15/34	1,007	981,789

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.625%	09/01/28	1,761	$1,783,634
5.875%	02/01/29	2,525	2,575,874
5.950%	09/15/54	1,129	1,073,433
6.000%	04/01/54(a)	1,272	1,213,184
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	701	513,501
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	237	158,048
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	804	672,841
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	980	802,511
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/27	459	458,454
4.625%	12/15/29(a)	848	834,225
5.000%	12/15/34	2,521	2,450,348
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28	1,651	1,686,635
5.489%	11/13/30(a)	3,462	3,565,698
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	194	178,917
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,427	1,709,040
2.900%	05/15/50	522	324,100
3.050%	05/15/41	358	258,879
3.250%	05/15/51	510	336,323
3.500%	08/15/39	743	589,200
5.375%	04/15/54	729	683,116
6.050%	02/15/63	618	630,812
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	608	385,522

			39,782,967

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)	1,634	1,629,441
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	738	694,829
4.350%	02/15/28(a)	967	945,736

			3,270,006

Insurance — 0.4%
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	449	339,686

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29(a)	745	$722,793
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	427	416,352
Met Tower Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.250%	04/12/29	2,274	2,302,716
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27	1,413	1,404,198
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	525	474,768
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,539	2,510,937
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	250,523
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30(a)	773	634,506
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	822	676,494
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	537	392,357
4.450%	05/15/69	202	156,801
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	598	450,198
6.063%	03/30/40	538	551,858
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	751	502,153
6.850%	12/16/39	2,168	2,403,709

			14,190,049

Internet — 0.5%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	665	396,363
2.700%	06/03/60	291	166,719
3.100%	05/12/51	514	345,621
3.600%	04/13/32	1,158	1,070,920
3.875%	08/22/37	2,396	2,118,177
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	2,448	2,061,116
5.400%	08/15/54	2,614	2,534,073
5.550%	08/15/64	848	828,965
5.600%	05/15/53	954	953,605
5.750%	05/15/63	397	400,218
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28(a)	929	932,782

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	2,826	$2,879,499
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.300%	01/15/30	1,956	1,893,161
5.350%	09/15/54	362	334,546

			16,915,765

Investment Companies — 0.0%
CFAMC II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	334,900
5.500%	01/16/25	200	199,940

			534,840

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.125%	06/12/33	718	724,204
6.400%	06/28/54	933	912,007

			1,636,211

Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	1,152	1,164,202
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/11/29	1,219	1,223,249

			2,387,451

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,231	1,085,153
3.500%	06/01/41	5,218	3,577,786
3.500%	03/01/42	2,279	1,549,897
3.700%	04/01/51	1,721	1,080,110
4.800%	03/01/50	1,316	988,702
4.908%	07/23/25	453	452,365
6.384%	10/23/35	161	160,708
6.550%	06/01/34	371	379,324
6.650%	02/01/34	1,364	1,404,149
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,678	1,403,581
2.650%	02/01/30	4,658	4,172,171
2.800%	01/15/51	701	416,843
2.887%	11/01/51	4,521	2,725,383
2.937%	11/01/56	5,517	3,216,485
3.200%	07/15/36	364	293,701
3.750%	04/01/40	1,717	1,380,926
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	484	441,569

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	746	$556,355
5.875%	11/15/40	1,643	1,468,256
6.550%	05/01/37	883	850,983

			27,604,447

Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	172,914
5.750%	04/05/34	800	802,176
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	239,963
Sr. Unsec’d. Notes, 144A
6.440%	01/26/36	3,331	3,392,415
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	1,690	1,578,288
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.400%	05/08/28	1,501	1,516,504
5.634%	04/04/34	1,913	1,905,321
6.375%	10/06/30	1,257	1,316,568
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	336	308,598

			11,232,747

Oil & Gas — 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	1,769	1,530,642
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34	315	296,201
6.000%	06/13/33	2,265	2,273,925
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,726	1,668,177
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	2,428	2,401,146
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54(a)	883	848,312
5.700%	09/15/63	1,576	1,510,022
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	1,236	1,198,858
5.900%	02/15/55(a)	1,192	1,125,333
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54	2,548	2,391,625
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,110	1,974,886

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.950%	05/15/54	2,089	$2,012,870
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	645	628,213
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	4,241	3,939,497
5.375%	02/01/29	202	198,895
5.375%	03/15/30	2,545	2,488,643
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,607,647
6.750%	04/15/29	3,112	3,144,653
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	1,936	1,696,824
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	1,881	1,855,057
6.000%	01/15/40	2,925	3,048,490
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	512	424,839
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29	842	772,969
4.625%	06/15/45	1,466	1,111,260
5.375%	01/01/32	362	354,718
6.125%	01/01/31(a)	1,665	1,703,789
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33	724	741,109
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	2,597	2,502,469
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,790	2,375,904
2.150%	01/15/31	3,236	2,748,065
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,619	1,426,547
6.875%	09/19/33	525	554,440
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,456	1,042,375
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	344	317,351
5.488%	04/05/54	1,326	1,271,348
5.638%	04/05/64	1,581	1,508,301

			56,695,400

Packaging & Containers — 0.3%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34	5,224	5,246,590
5.800%	06/15/31	1,528	1,556,484

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Sonoco Products Co.,
Sr. Unsec’d. Notes
4.600%	09/01/29(a)	1,404	$1,368,088
5.000%	09/01/34	2,265	2,148,195

			10,319,357

Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	750	641,297
4.250%	11/21/49	4,227	3,442,561
4.400%	11/06/42	534	462,019
4.625%	10/01/42	1,113	984,377
4.800%	03/15/29	4,150	4,146,809
5.500%	03/15/64	1,015	971,081
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	669	443,333
3.700%	03/15/52	300	218,044
3.900%	03/15/62	768	550,208
5.200%	02/22/34	418	416,926
5.550%	02/22/54	2,945	2,868,181
5.650%	02/22/64	2,110	2,032,898
6.250%	11/15/53	3,188	3,378,970
6.400%	11/15/63	327	350,175
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	4,395	3,813,388
2.800%	05/15/30	1,949	1,747,958
4.850%	12/15/29	322	319,801
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	271	246,690
4.780%	03/25/38	2,514	2,173,010
5.875%	06/01/53(a)	2,309	2,118,123
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	362	334,003
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.150%	05/17/63	340	310,480
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	651	629,593
5.340%	05/19/63	3,479	3,168,870
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	1,295	936,812
5.650%	07/05/44	985	965,843
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,452	2,970,191
4.700%	02/01/43	1,060	942,621

			41,584,262

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 2.4%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29(a)	1,267	$1,189,357
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,390	2,073,550
4.500%	10/01/29	5,647	5,467,127
Gtd. Notes, 144A
5.750%	08/15/34	1,276	1,281,913
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,446	1,417,965
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	354	362,483
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	455	468,427
6.036%	11/15/33	828	850,023
DT Midstream, Inc.,
Gtd. Notes, 144A
4.125%	06/15/29	1,126	1,053,561
4.375%	06/15/31	1,435	1,310,525
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
5.650%	10/15/54	1,439	1,358,894
Enbridge, Inc. (Canada),
Gtd. Notes
5.300%	04/05/29	1,766	1,777,535
Sub. Notes, Series NC5
8.250%(ff)	01/15/84	1,492	1,559,140
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,205	1,205,792
6.000%	02/01/29	3,643	3,695,943
7.375%	02/01/31	4,216	4,412,674
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	1,898	1,883,310
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,648	1,660,803
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,396,129
Sr. Unsec’d. Notes
5.750%	02/15/33	1,227	1,242,076
6.400%	12/01/30	936	988,295
6.550%	12/01/33	728	773,675
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	515	506,859
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29	543	542,646
5.650%	09/01/34	1,263	1,258,807
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.050%	04/01/45	949	812,668
5.600%	04/01/44	2,823	2,587,557

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
5.550%	02/16/55	1,615	$1,554,113
Gtd. Notes, Series H
6.650%	10/15/34	1,382	1,504,883
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/31	3,570	3,358,238
6.375%	04/01/29	2,035	2,042,187
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	324,672
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	374	345,314
5.500%	10/15/30(a)	4,940	4,781,912
6.500%	06/01/29	1,005	1,016,618
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	662	557,034
5.000%	08/15/42	1,011	880,062
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
5.100%	08/01/29	1,784	1,784,742
5.400%	02/01/34	5	4,931
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	2,786	2,741,951
MPLX LP,
Sr. Unsec’d. Notes
5.500%	06/01/34	1,550	1,528,803
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	858	851,683
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	442	292,368
4.300%	01/15/49	318	250,744
ONEOK, Inc.,
Gtd. Notes
6.100%	11/15/32	270	279,630
6.625%	09/01/53	1,766	1,860,097
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	2,728	2,663,081
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes, 144A
4.911%	09/01/27	848	844,556
5.026%	10/01/29	2,389	2,347,563
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	06/01/40	574	581,530
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,060	1,048,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.800%	11/15/29	1,307	$1,290,073
5.300%	08/15/28	3,391	3,423,250

			81,295,897

Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.550%	03/15/52	1,183	804,458
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,357	1,303,650
5.200%	02/15/29	2,424	2,437,664
5.400%	01/31/35	883	873,955
5.450%	02/15/34(a)	1,325	1,324,647
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	553	471,955
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.650%	09/01/27	1,709	1,656,654
4.300%	02/15/29	883	854,690
5.000%	01/11/28	784	783,063
5.600%	06/01/29	2,163	2,204,682
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
5.500%	06/15/34	2,402	2,412,015
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	1,101	995,144
2.650%	03/15/32	405	341,390
3.000%	01/15/30	308	278,610
5.500%	04/01/34	592	592,008
Extra Space Storage LP,
Gtd. Notes
5.350%	01/15/35(a)	662	652,833
5.500%	07/01/30	1,352	1,374,358
5.900%	01/15/31	4,398	4,536,981
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	1,642	1,746,683
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	362	220,531
5.500%	06/15/34	583	581,365
5.600%	10/15/33	468	471,734
Prologis LP,
Sr. Unsec’d. Notes
5.125%	01/15/34	1,347	1,327,429
Realty Income Corp.,
Sr. Unsec’d. Notes
5.375%	09/01/54	380	360,834
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,116	1,022,664
3.700%	06/15/30	879	820,966

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
UDR, Inc.,
Gtd. Notes
5.125%	09/01/34(a)	2,057	$1,991,945
Gtd. Notes, MTN
4.400%	01/26/29	1,506	1,463,470
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	3,731	3,364,194
4.000%	03/01/28	318	309,510
4.750%	11/15/30	653	638,348
5.625%	07/01/34	1,377	1,384,913
VICI Properties LP,
Sr. Unsec’d. Notes
5.125%	11/15/31	1,952	1,907,803
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	522	475,393
4.125%	03/15/29	2,040	1,975,001
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,368	2,012,908
2.450%	02/01/32	343	282,179
3.850%	07/15/29(a)	1,539	1,464,333

			47,720,960

Retail — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,426	804,566
3.300%	04/15/40	501	390,039
3.350%	04/15/50	547	382,189
4.850%	06/25/31(a)	1,484	1,482,932
4.950%	06/25/34	1,431	1,410,763
5.300%	06/25/54	477	457,534
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	1,024	701,481
5.625%	04/15/53	918	883,599
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53(a)	2,526	2,418,438
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	570	446,483
5.150%	09/09/52(a)	870	795,777

			10,173,801

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Preferred Notes, 144A
5.127%	07/29/29	2,517	2,519,434

Semiconductors — 0.7%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
4.393%	06/01/52(a)	927	774,827
Broadcom, Inc.,
Gtd. Notes, 144A
3.750%	02/15/51	2,137	1,588,707

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes
4.550%	02/15/32	450	$435,091
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	7,153	5,843,135
3.419%	04/15/33	1,003	878,253
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.900%	01/25/30	2,213	2,242,101
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51	1,093	621,825
3.250%	11/15/49	1,828	1,094,845
KLA Corp.,
Sr. Unsec’d. Notes
4.950%	07/15/52	689	625,317
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31(a)	1,745	1,531,600
Sr. Unsec’d. Notes
5.750%	02/15/29	3,006	3,081,802
Microchip Technology, Inc.,
Gtd. Notes
5.050%	02/15/30	1,430	1,420,829
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.000%	03/14/53	404	369,182
5.150%	02/08/54	1,704	1,594,735
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	983	866,538

			22,968,787

Software — 0.6%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,233	1,023,862
2.950%	02/15/51	1,303	816,862
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,633	989,816
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	774	604,236
3.600%	04/01/50	3,756	2,626,558
3.950%	03/25/51	314	232,269
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	4,229	3,861,941
4.500%	10/15/29	795	780,219
4.750%	02/15/32	530	516,066
4.900%	10/15/34	2,066	1,987,174
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.950%	03/28/28	377	376,765
5.400%	06/12/29	327	331,084
5.600%	06/12/34	3,726	3,756,143

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
VMware LLC,
Sr. Unsec’d. Notes
4.700%	05/15/30	2,075	$2,032,145

			19,935,140

Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	3,750	3,020,410
3.500%	06/01/41	1,236	946,824
3.500%	09/15/53	512	345,118
3.550%	09/15/55	3,942	2,659,074
3.650%	09/15/59	1,063	704,989
3.800%	12/01/57	2,826	1,956,940
5.400%	02/15/34	938	942,260
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32(a)	2,186	1,964,997
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,351	1,433,238
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	2,649	2,409,882
3.875%	04/15/30	3,130	2,945,548
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	1,919	2,027,726
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	1,325	1,102,171
1.750%	01/20/31	5,024	4,140,173
4.016%	12/03/29	5,974	5,734,091
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.750%	06/28/54	623	601,493

			32,934,934

Transportation — 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	362	282,593
4.150%	04/01/45	374	307,609
5.200%	04/15/54(a)	1,757	1,654,671
5.500%	03/15/55	2,049	2,011,736
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30(a)	1,199	1,037,337
3.100%	12/02/51(a)	1,760	1,140,835
4.700%	05/01/48	1,285	1,109,668
4.950%	08/15/45	285	256,759
5.950%	05/15/37	330	341,732
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51(a)	2,134	1,236,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	347	$253,291
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	439	284,055
3.950%	10/01/42	517	415,967
5.950%	03/15/64	1,501	1,541,307
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.891%	04/06/36	2,238	1,806,751
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,253	1,016,594

			14,697,635

Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
5.550%	04/03/34	1,629	1,617,345

TOTAL CORPORATE BONDS (cost $1,172,619,793)			1,173,058,613

MUNICIPAL BONDS — 0.1%
California — 0.0%
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	16,859
2.199%	05/01/31	201	170,537
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	300	354,064

			541,460

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	102	109,521
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	377	391,754

			501,275

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	205	198,391

New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
1.396%	08/01/27	585	540,232
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	344,529

			884,761

TOTAL MUNICIPAL BONDS (cost $2,142,868)			2,125,887

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES —2.2%
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	73	$13,130
Series 383, Class 60, IO
6.500%	10/25/37	30	5,830
Series 417, Class C11, IO
2.500%	02/25/28	607	20,392
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
3.267%(c)	07/25/35	20	21,091
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	8	7,723
Series 2006-044, Class P, PO
2.658%(s)	12/25/33	14	12,319
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
1.907%(c)	04/25/36	87	6,909
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	25	26,041
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.067%(c)	06/25/37	95	7,657
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
1.717%(c)	11/25/37	165	11,596
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
1.767%(c)	12/25/37	179	15,567
Series 2008-85, Class EB
5.000%	09/25/28	7	6,719
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.317%(c)	03/25/38	72	2,960
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.567%(c)	01/25/40	153	13,738
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.567%(c)	01/25/40	100	8,000
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
1.737%(c)	04/25/40	51	3,110
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
3.293%(c)	03/25/40	23	21,527
Series 2013-13, Class IK, IO
2.500%	03/25/28	190	5,124
Series 2021-86, Class T
2.500%	09/25/48	15,017	12,941,723
Series 2022-88, Class BV
5.500%	11/25/33	2,852	2,877,515
Series 2024-14, Class CA
5.000%	01/25/46	6,093	6,105,196

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-67, Class FA, 30 Day Average SOFR + 1.170% (Cap 6.500%, Floor 1.170%)
5.739%(c)	09/25/54	9,598	$9,564,629
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.248%(s)	05/25/44	155	112,658
Series 2004-W12, Class 1PO, PO
1.307%(s)	07/25/44	106	88,418
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.961%(s)	02/25/44	160	117,434
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	9	9,327
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
14.872%(c)	03/15/32	3	3,928
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
4.876%(c)	02/15/35	28	27,576
Series 2990, Class SR, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.938%(c)	03/15/35	56	688
Series 3126, Class AO, PO
1.962%(s)	03/15/36	13	11,291
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.538%(c)	08/15/36	76	4,747
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
2.488%(c)	09/15/26	25	610
Series 3237, Class BO, PO
2.820%(s)	11/15/36	150	124,274
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
7.462%(c)	04/15/37	8	8,278
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
6.922%(c)	04/15/37	7	7,237
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.288%(c)	11/15/37	15	911
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
1.628%(c)	12/15/39	189	10,484
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.288%(c)	10/15/40	49	3,738
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	53	49,465
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	65	64,577
Series 4030, Class IL, IO
3.500%	04/15/27	79	1,227

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5195, Class CA
2.500%	12/25/47	15,161	$13,210,437
Series 5470, Class FG, 30 Day Average SOFR + 1.200% (Cap 6.500%, Floor 1.200%)
5.769%(c)	11/25/54	12,638	12,591,624
Series 5472, Class FE, 30 Day Average SOFR + 1.350% (Cap 6.500%, Floor 1.350%)
5.919%(c)	11/25/54	12,550	12,513,099
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	223	6,910
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	527	524,129
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.615%(c)	09/20/34	62	1,586
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
2.015%(c)	06/20/36	117	4,101
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.165%(c)	04/20/37	133	6,263
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
2.025%(c)	05/20/37	333	17,992
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
2.005%(c)	10/20/37	224	4,657
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
2.255%(c)	08/20/38	171	8,967
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
3.065%(c)	09/20/38	87	3,891
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
2.315%(c)	05/20/37	224	11,367
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	444	4,061
Series 2009-065, Class LB
6.000%	07/16/39	16	16,082
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.515%(c)	02/20/38	168	6,383
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.265%(c)	06/20/37	108	5,808
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	713	2,901
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.615%(c)	11/20/34	106	3,656
Series 2010-085, Class ID, IO
6.000%	09/20/39	73	6,498

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-157, Class OP, PO
1.714%(s)	12/20/40	114		$95,400
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
5.196%(c)	04/20/60	—(r	)	454
Series 2013-184, Class KZ
2.500%	12/20/43	878		639,906
Series 2013-H04, Class BA
1.650%	02/20/63	3		2,426
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
5.067%(c)	02/20/62	5		4,621

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $71,948,695)				72,038,583

SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27	260		252,119
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200		132,376
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	670		583,235
3.750%	01/11/28	252		239,794
3.771%	05/24/61	924		529,279
4.280%	08/14/41	2,969		2,194,276
4.600%	02/10/48	350		251,672
6.000%	05/07/36	3,717		3,497,465
6.338%	05/04/53	2,406		2,142,092
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566		294,925
4.500%	04/01/56	200		118,262
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	733		486,071

TOTAL SOVEREIGN BONDS (cost $11,725,436)				10,721,566

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.5%
Federal Farm Credit Bank
0.680%	08/26/26	5,000		4,698,593
1.680%	09/17/35	12,090		8,778,166
2.100%	02/25/36	6,800		5,047,517
2.350%	03/10/36	6,390		4,772,550
2.500%	04/14/36	4,000		3,040,727
2.750%	02/02/37	7,490		5,885,264
3.360%	02/23/37	20,000		16,563,221
Federal Home Loan Bank
1.750%	04/23/30	658		566,922
1.830%	03/11/30	756		656,561
1.930%	02/11/36	12,980		9,374,358
2.090%	02/22/36	10,795		7,975,223
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	986		817,119

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/50	2,561	$2,123,869
2.500%	02/01/51	937	773,089
2.500%	02/01/51	1,949	1,616,257
2.500%	03/01/51	4,973	4,123,712
2.500%	09/01/51	6,417	5,289,933
2.500%	10/01/51	6,963	5,768,592
2.500%	12/01/51	391	322,502
2.500%	01/01/52	4,219	3,455,008
2.500%	01/01/52	21,729	17,944,067
2.500%	01/01/52	21,963	18,140,705
2.500%	03/01/52	6,492	5,304,741
2.500%	04/01/52	39,436	32,245,167
2.500%	05/01/52	17,838	14,558,746
3.000%	05/01/42	26	23,262
3.000%	05/01/42	604	526,869
3.000%	07/01/42	5	4,098
3.000%	08/01/42	6	5,096
3.000%	08/01/42	8	6,689
3.000%	08/01/42	37	32,463
3.000%	10/01/42	6	5,551
3.000%	10/01/42	22	19,566
3.000%	12/01/42	7	6,173
3.000%	01/01/43	49	43,411
3.000%	02/01/43	56	49,691
3.000%	02/01/43	158	139,424
3.000%	03/01/43	360	317,692
3.000%	03/01/43	373	329,319
3.000%	06/01/43	408	360,522
3.000%	02/01/47	2,045	1,778,488
3.000%	09/01/49	2,558	2,216,434
3.000%	07/01/50	808	694,627
3.000%	08/01/50	38,349	33,233,154
3.000%	12/01/50	3,372	2,918,462
3.000%	02/01/52	18,837	16,138,971
3.000%	03/01/52	1,917	1,638,450
3.000%	03/01/52	8,956	7,711,165
3.000%	03/01/52	19,909	17,153,384
3.000%	06/01/52	34,700	29,733,349
3.500%	03/01/32	192	186,085
3.500%	11/01/48	5,218	4,718,713
3.500%	02/01/49	192	172,673
3.500%	06/01/49	18,111	16,328,864
3.500%	07/01/50	1,470	1,323,214
3.500%	04/01/52	12,785	11,449,138
3.500%	07/01/52	51,973	46,057,023
4.000%	02/01/26	9	8,546
4.000%	01/01/32	127	124,658
4.000%	02/01/41	4	3,974
4.000%	02/01/41	8	7,770
4.000%	10/01/42	145	137,039
4.000%	08/01/47	6,484	6,012,675
4.000%	05/01/48	529	490,614
4.000%	07/01/48	448	416,151
4.500%	08/01/30	48	48,010
4.500%	08/01/48	907	867,344
4.500%	08/01/49	3,547	3,386,474
4.500%	09/01/50	159	151,571
4.500%	09/01/52	46,466	43,791,568

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/01/30	36		$36,265
5.000%	04/01/33	7		6,588
5.000%	08/01/33	—(r	)	482
5.000%	08/01/33	80		80,133
5.000%	09/01/33	—(r	)	172
5.000%	09/01/33	1		1,270
5.000%	10/01/33	—(r	)	251
5.000%	04/01/34	—(r	)	328
5.000%	11/01/34	2		1,930
5.000%	12/01/34	24		24,062
5.000%	12/01/34	49		48,635
5.000%	07/01/35	—(r	)	336
5.000%	11/01/35	—(r	)	3
5.000%	04/01/37	57		56,926
5.000%	01/01/39	14		14,334
5.000%	04/01/39	77		76,712
5.000%	07/01/39	6		6,439
5.000%	10/01/40	204		203,898
5.000%	03/01/49	31		30,265
5.000%	03/01/49	283		279,525
5.000%	11/01/49	414		405,309
5.000%	07/01/52	11,471		11,108,374
5.000%	09/01/52	29,424		28,491,741
5.000%	11/01/53	5,815		5,617,997
5.000%	12/01/53	20,960		20,258,951
5.500%	04/01/27	7		6,870
5.500%	01/01/33	18		17,549
5.500%	06/01/35	122		123,316
5.500%	01/01/53	7,981		7,884,670
5.500%	07/01/53	14,704		14,533,532
5.500%	10/01/54	17,922		17,761,359
5.500%	11/01/54	14,721		14,531,970
6.000%	01/01/53	13,100		13,165,803
6.000%	06/01/53	3,920		3,942,271
6.000%	07/01/53	3,809		3,833,673
6.000%	08/01/53	16,962		17,262,974
6.000%	10/01/53	38,472		39,223,769
6.000%	11/01/53	8,224		8,307,579
6.000%	07/01/54	38,628		39,070,424
6.500%	08/01/27	17		17,248
6.500%	01/01/29	5		5,265
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.709%, Floor 2.135%)
7.166%(c)	10/01/36	13		13,214
Federal National Mortgage Assoc.
2.500%	08/01/50	918		760,140
2.500%	09/01/50	3,143		2,614,323
2.500%	09/01/50	10,010		8,300,299
2.500%	03/01/51	451		372,075
2.500%	07/01/51	3,763		3,126,362
2.500%	10/01/51	2,575		2,121,206
2.500%	10/01/51	20,966		17,148,673
2.500%	11/01/51	18,283		15,047,511
2.500%	04/01/52	2,561		2,109,235
2.500%	05/01/52	4,136		3,432,944
3.000%	11/01/42	9		7,852
3.000%	12/01/42	8		7,335
3.000%	12/01/42	10		8,457

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/42	15	$13,211
3.000%	12/01/42	20	18,137
3.000%	12/01/42	23	19,956
3.000%	12/01/42	26	22,737
3.000%	12/01/42	88	77,431
3.000%	12/01/42	320	282,543
3.000%	01/01/43	3	2,899
3.000%	01/01/43	4	3,770
3.000%	01/01/43	5	4,378
3.000%	01/01/43	6	4,995
3.000%	01/01/43	6	5,515
3.000%	01/01/43	9	8,263
3.000%	01/01/43	10	9,100
3.000%	01/01/43	12	10,747
3.000%	01/01/43	15	13,531
3.000%	01/01/43	16	13,819
3.000%	01/01/43	22	19,227
3.000%	01/01/43	28	25,053
3.000%	01/01/43	40	35,249
3.000%	01/01/43	78	68,536
3.000%	03/01/43	9	7,860
3.000%	03/01/43	11	9,447
3.000%	03/01/43	72	64,350
3.000%	03/01/43	195	172,217
3.000%	03/01/43	613	540,991
3.000%	04/01/43	20	17,472
3.000%	04/01/43	33	29,502
3.000%	04/01/43	49	43,170
3.000%	04/01/43	87	76,649
3.000%	04/01/43	98	86,156
3.000%	04/01/43	109	96,313
3.000%	04/01/43	754	665,549
3.000%	05/01/43	34	29,766
3.000%	05/01/43	41	36,323
3.000%	05/01/43	99	87,735
3.000%	05/01/43	187	165,205
3.000%	05/01/43	190	167,840
3.000%	05/01/43	370	326,093
3.000%	03/01/44	415	363,215
3.000%	10/01/49	549	475,821
3.000%	03/01/50	11,074	9,530,256
3.000%	05/01/50	408	355,947
3.000%	07/01/50	377	324,163
3.000%	07/01/50	2,805	2,433,145
3.000%	08/01/50	796	684,009
3.000%	04/01/51	6,624	5,687,883
3.000%	07/01/51	21,735	18,656,843
3.000%	08/01/51	202	174,439
3.000%	08/01/51	4,466	3,833,505
3.000%	08/01/51	12,301	10,646,315
3.000%	10/01/51	33,874	29,076,511
3.000%	11/01/51	5,841	5,037,059
3.000%	01/01/52	6,374	5,435,505
3.000%	03/01/52	2,386	2,049,095
3.000%	03/01/52	4,931	4,229,689
3.000%	03/01/52	6,559	5,632,953
3.000%	04/01/52	41,347	35,511,641
3.000%	05/01/52	4,519	3,847,912

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/52	7,922	$6,776,462
3.000%	07/01/52	4,938	4,251,129
3.000%	07/01/52	20,681	17,600,609
3.500%	08/01/32	140	135,048
3.500%	10/01/32	465	446,687
3.500%	04/01/33	58	55,104
3.500%	04/01/33	164	157,005
3.500%	05/01/33	209	199,719
3.500%	07/01/42	410	374,064
3.500%	09/01/42	200	180,976
3.500%	10/01/42	196	177,779
3.500%	01/01/43	251	227,283
3.500%	07/01/43	231	209,666
3.500%	08/01/45	174	157,067
3.500%	11/01/48	5,054	4,558,986
3.500%	05/01/49	3,127	2,797,538
3.500%	07/01/49	4,568	4,095,105
3.500%	07/01/50	313	280,449
3.500%	08/01/52	4,404	3,927,859
3.500%	08/01/52	4,405	3,943,045
4.000%	09/01/42	198	186,227
4.000%	10/01/42	454	425,185
4.000%	11/01/45	163	151,817
4.000%	06/01/46	268	251,417
4.000%	10/01/46	21	19,618
4.000%	10/01/46	127	117,303
4.000%	05/01/47	250	232,705
4.000%	06/01/47	242	225,190
4.000%	10/01/47	251	235,296
4.000%	10/01/47	4,805	4,456,087
4.000%	12/01/47	340	316,334
4.000%	01/01/48	797	741,436
4.000%	02/01/48	242	225,806
4.000%	02/01/48	629	585,296
4.000%	06/01/48	474	440,658
4.000%	06/01/48	496	461,526
4.000%	07/01/48	178	164,921
4.000%	07/01/48	206	190,661
4.000%	07/01/48	248	231,129
4.000%	09/01/48	566	524,975
4.000%	07/01/49	321	297,785
4.000%	11/01/50	1,880	1,746,180
4.000%	10/01/52	1,100	1,010,611
4.500%	06/01/26	23	22,639
4.500%	09/01/26	8	7,908
4.500%	10/01/42	771	742,594
4.500%	04/01/44	354	339,741
4.500%	10/01/44	1,445	1,393,966
4.500%	12/01/44	58	55,325
4.500%	04/01/47	338	324,666
4.500%	07/01/47	867	830,037
4.500%	11/01/47	408	391,272
4.500%	09/01/48	470	448,739
5.000%	07/01/25	4	4,291
5.000%	01/01/26	11	11,311
5.000%	09/01/29	24	23,849
5.000%	12/01/29	35	34,871
5.000%	02/01/35	29	29,226

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/01/39	306		$304,496
5.000%	01/01/40	413		411,109
5.000%	07/01/41	69		69,021
5.000%	10/01/43	—(r	)	286
5.000%	05/01/44	89		87,873
5.000%	12/01/44	246		242,817
5.000%	01/01/45	164		161,882
5.000%	06/01/47	15		14,411
5.000%	05/01/48	2		2,400
5.000%	07/01/48	81		79,601
5.000%	11/01/48	2,018		1,988,038
5.000%	02/01/49	4		3,648
5.000%	02/01/49	74		72,536
5.000%	03/01/49	3		3,069
5.000%	11/01/49	60		58,742
5.000%	11/01/49	193		188,788
5.000%	12/01/49	380		371,313
5.000%	01/01/50	207		203,625
5.000%	07/01/52	9,648		9,333,757
5.000%	11/01/52	42,525		41,170,760
5.000%	12/01/52	8,462		8,201,912
5.000%	05/01/53	8,119		7,847,268
5.500%	01/01/26	1		1,360
5.500%	06/01/26	2		1,746
5.500%	05/01/28	18		18,459
5.500%	05/01/33	76		76,296
5.500%	06/01/33	21		21,191
5.500%	10/01/33	35		35,517
5.500%	01/01/34	105		106,076
5.500%	02/01/35	47		46,871
5.500%	04/01/36	25		25,325
5.500%	04/01/37	62		62,257
5.500%	01/01/38	47		46,851
5.500%	12/01/52	18,122		17,931,765
5.500%	07/01/53	43,993		43,483,925
5.500%	12/01/54	8,071		8,009,223
6.000%	10/01/27	20		20,458
6.000%	11/01/27	17		17,035
6.000%	04/01/28	11		10,824
6.000%	05/01/28	10		10,119
6.000%	04/01/34	5		5,104
6.000%	09/01/52	6,225		6,319,697
6.000%	12/01/52	6,320		6,360,267
6.000%	01/01/53	14,921		15,003,647
6.500%	09/01/28	8		8,361
6.500%	05/01/37	4		4,163
6.500%	11/01/53	14,479		14,888,790
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
7.202%(c)	09/01/37	29		29,781
Government National Mortgage Assoc.
2.000%	08/20/50	380		305,142
2.000%	09/20/50	589		471,488
2.000%	04/20/52	25,058		20,069,345
4.000%	02/20/41	2		2,166
4.000%	10/20/41	1		530
4.000%	11/20/41	4		3,478
4.000%	04/20/42	2		1,867

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/20/42	1	$1,160
4.000%	08/20/43	18	17,467
4.000%	03/20/44	2	1,642
4.000%	05/20/44	2	2,030
4.000%	11/20/44	149	139,818
4.000%	05/20/45	16	14,838
4.000%	06/20/45	223	210,018
4.000%	07/20/45	693	649,224
4.500%	06/20/25	2	1,954
4.500%	11/15/39	155	150,422
4.500%	02/20/50	2,694	2,581,597
4.500%	03/20/50	551	527,509
4.500%	04/20/50	1,139	1,091,295
5.000%	04/15/25	15	15,226
5.000%	11/15/39	488	482,405
5.000%	07/15/40	120	118,553
5.000%	07/20/49	153	151,098
5.000%	08/20/52	1,283	1,249,136
5.000%	09/20/52	17,250	16,787,679
5.000%	11/20/52	17,876	17,392,886
5.000%	12/20/52	954	928,617
5.500%	07/20/54	9,778	9,719,559
5.500%	09/20/54	13,479	13,402,780
5.500%	09/20/54	18,059	17,951,224
6.500%	05/20/54	11,371	11,572,350
Tennessee Valley Authority Generic Strips
4.310%(s)	05/01/25	3,891	3,827,002
Tennessee Valley Authority Principal Strips
5.004%(s)	06/15/35	600	345,679

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,277,518,797)			1,251,387,310

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,215,953
1.875%	11/15/51	5,255	2,901,745
2.375%	11/15/49	30	19,088
2.875%	05/15/43	2,638	1,998,697
2.875%	05/15/52	1,050	735,328
3.000%	08/15/52	110	79,028
3.125%	05/15/48	65	48,750
3.375%	08/15/42	6,689	5,523,816
3.625%	08/15/43	1,840	1,558,825
3.625%	02/15/53	15,989	13,008,550
3.625%	05/15/53	2,020	1,644,722
3.750%	08/15/41	4,840	4,258,444
3.750%	11/15/43	416	358,280
3.875%	08/15/40	2,315	2,084,223
3.875%	02/15/43	12,202	10,772,078
4.000%	11/15/42	6,499	5,849,100
4.000%	11/15/52	17,103	14,914,438
4.125%	08/15/44	3,420	3,097,772
4.125%	08/15/53	1,760	1,569,975
4.250%	02/15/54	11,362	10,382,027
4.375%	05/15/40	1,247	1,193,223
4.375%	08/15/43	2,100	1,977,281
4.500%	11/15/54	12,100	11,555,500
4.625%	02/15/40	8,597	8,464,015

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.625%	05/15/44	6,120	$5,937,356
4.625%	11/15/44	15,000	14,552,344
U.S. Treasury Notes
0.375%	01/31/26	7,120	6,831,306
0.500%	03/31/25	2,700	2,675,531
0.500%	02/28/26	938	898,648
0.625%	07/31/26	6,883	6,505,242
0.750%	03/31/26	10,960	10,497,625
0.750%	04/30/26	5,560	5,310,452
1.000%	07/31/28	2,587	2,303,441
1.125%	01/15/25(k)	49,705	49,640,927
1.250%	03/31/28	2,470	2,243,648
1.250%	06/30/28	2,600	2,343,453
1.375%	10/31/28	780	698,648
1.750%	12/31/26	5,696	5,427,220
2.500%	03/31/27	580	558,522
2.625%	05/31/27	4,434	4,269,111
2.750%	07/31/27	4,970	4,787,120
3.500%	02/15/33	90	83,756
3.625%	03/31/28	11,400	11,165,766
3.625%	08/31/29	18,000	17,433,281
3.875%	03/31/25	20,600	20,575,859
3.875%	01/15/26	7,200	7,176,375
3.875%	11/30/27	16,722	16,535,184
3.875%	12/31/27	2,960	2,926,931
4.000%	06/30/28	2,760	2,731,753
4.125%	10/31/27	2,376	2,366,904
4.125%	11/15/27	46,405	46,212,855
4.125%	10/31/29	29,000	28,673,750
4.125%	11/30/29	97,605	96,529,820
4.125%	11/30/31	27,370	26,796,941
4.375%	07/31/26	25,265	25,312,372
4.500%	11/15/25	25,584	25,632,669
4.500%	07/15/26	4,350	4,365,973
4.625%	02/28/25	62,300	62,312,168
4.625%	06/30/25	6,990	7,006,383
5.000%	10/31/25	6,830	6,869,753
U.S. Treasury Strips Coupon
4.717%(s)	11/15/40	6,486	2,904,765
4.736%(s)	02/15/41	4,165	1,838,448

TOTAL U.S. TREASURY OBLIGATIONS (cost $665,331,616)			648,143,158

TOTAL LONG-TERM INVESTMENTS (cost $3,231,281,421)			3,188,181,719

		Shares	Value
SHORT-TERM INVESTMENTS — 6.3%
AFFILIATED MUTUAL FUNDS — 5.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)		92,294,960	$92,294,960
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $75,194,642; includes $74,451,623 of cash collateral for securities on loan)(b)(wb)		75,246,427	75,201,279

TOTAL AFFILIATED MUTUAL FUNDS (cost $167,489,602)			167,496,239

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 1.3%
U.S. Treasury Bills
4.400%	03/11/25(k)	3,410	3,383,017
4.301%	04/03/25	38,419	38,009,118
4.227%	06/05/25(k)	1,384	1,359,513
4.230%	10/30/25(k)	430	415,622

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,158,815)			43,167,270

TOTAL SHORT-TERM INVESTMENTS (cost $210,648,417)			210,663,509

TOTAL INVESTMENTS—101.9% (cost $3,441,929,838)			3,398,845,228

Liabilities in excess of other assets(z) — (1.9)%			(63,660,717)

NET ASSETS — 100.0%			$3,335,184,511

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,073,992; cash collateral of $74,451,623 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
398	2 Year U.S. Treasury Notes	Mar. 2025	$81,832,532	$(176,135)
923	5 Year U.S. Treasury Notes	Mar. 2025	98,119,229	(680,522)
1,491	10 Year U.S. Treasury Notes	Mar. 2025	162,146,250	(1,228,140)
794	20 Year U.S. Treasury Bonds	Mar. 2025	90,391,938	(2,227,359)
171	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	20,332,969	(713,103)

				(5,025,259)

Short Position:
947	10 Year U.S. Ultra Treasury Notes	Mar. 2025	105,412,938	1,711,987

				$(3,313,272)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$7,841,255

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Other	$—	$4,622,741	$—
Student Loan	—	472,653	—
Commercial Mortgage-Backed Securities	—	25,611,208	—
Corporate Bonds	—	1,173,058,613	—
Municipal Bonds	—	2,125,887	—
Residential Mortgage-Backed Securities	—	72,038,583	—
Sovereign Bonds	—	10,721,566	—
U.S. Government Agency Obligations	—	1,251,387,310	—
U.S. Treasury Obligations	—	648,143,158	—

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$167,496,239	$—	$—
U.S. Treasury Obligations	—	43,167,270	—

Total	$167,496,239	$3,231,348,989	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,711,987	$—	$—

Liabilities
Futures Contracts	$(5,025,259)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

U.S. Government Agency Obligations	37.5%
U.S. Treasury Obligations	20.7
Banks	10.1
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	5.0
Electric	4.1
Pipelines	2.4
Residential Mortgage-Backed Securities	2.2
Oil & Gas	1.7
Real Estate Investment Trusts (REITs)	1.4
Pharmaceuticals	1.2
Healthcare-Services	1.2
Agriculture	1.1
Telecommunications	1.0
Auto Manufacturers	0.9
Media	0.8
Commercial Mortgage-Backed Securities	0.8
Biotechnology	0.8
Semiconductors	0.7
Aerospace & Defense	0.7
Software	0.6
Diversified Financial Services	0.6
Foods	0.5
Healthcare-Products	0.5
Internet	0.5
Transportation	0.4
Insurance	0.4
Computers	0.4
Commercial Services	0.4

Gas	0.3%
Mining	0.3
Sovereign Bonds	0.3
Packaging & Containers	0.3
Retail	0.3
Beverages	0.3
Entertainment	0.2
Chemicals	0.2
Airlines	0.2
Other	0.1
Home Builders	0.1
Environmental Control	0.1
Hand/Machine Tools	0.1
Savings & Loans	0.1
Machinery-Diversified	0.1
Municipal Bonds	0.1
Iron/Steel	0.1
Trucking & Leasing	0.1
Cosmetics/Personal Care	0.0	*
Investment Companies	0.0	*
Student Loan	0.0	*
Electronics	0.0	*

	101.9
Liabilities in excess of other assets	(1.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,711,987	*	Due from/to broker-variation margin futures	$5,025,259	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures
Interest rate contracts	$(2,984,674)	$4,364,080	$(1,241,601)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts.	$(16,981,844)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 3,291
Options Written (2)	185,800
Futures Contracts - Long Positions (2)	443,040,066
Futures Contracts - Short Positions (2)	95,483,908

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$73,073,992	$(73,073,992)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $73,073,992:
Unaffiliated investments (cost $3,274,440,236)	$3,231,348,989
Affiliated investments (cost $167,489,602)	167,496,239
Dividends and interest receivable	26,117,813
Receivable for investments sold	58
Prepaid expenses and other assets	709,414

Total Assets	3,425,672,513

LIABILITIES
Payable to broker for collateral for securities on loan	74,451,623
Payable for investments purchased	14,561,639
Accrued expenses and other liabilities	1,029,221
Due to broker-variation margin futures	442,682
Trustees’ fees payable	2,130
Affiliated transfer agent fee payable	707

Total Liabilities	90,488,002

NET ASSETS	$3,335,184,511

Net assets were comprised of:
Partners’ Equity	$3,335,184,511

Net asset value and redemption price per share, $3,335,184,511 / 309,260,767 outstanding shares of beneficial interest	$10.78

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$165,652,209
Affiliated dividend income	4,624,329
Income from securities lending, net (including affiliated income of $271,840)	272,734

Total income	170,549,272

EXPENSES
Custodian and accounting fees	197,587
Audit fee	72,345
Trustees’ fees	61,040
Professional fees	55,739
Insurance expense	36,179
Pricing fees	16,359
Fund data services	15,135
Shareholders’ reports	10,748
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Miscellaneous	23,302

Total expenses	497,473

NET INVESTMENT INCOME (LOSS)	170,051,799

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(41,291))	(1,168,471)
Futures transactions	(1,241,601)
Options written transactions	4,364,080

1,954,008

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(72,477))	(80,591,059)
Futures	(16,981,844)

(97,572,903)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(95,618,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,432,904

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$170,051,799	$128,469,457
Net realized gain (loss) on investment transactions.	1,954,008	(59,813,104)
Net change in unrealized appreciation (depreciation) on investments	(97,572,903)	60,251,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,432,904	128,907,775

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [94,776,035 and 309,493,079 shares, respectively]	1,028,000,000	3,140,730,712
Portfolio shares purchased [94,776,035 and 155,935,758 shares, respectively]	(1,028,000,000)	(1,566,015,580)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	—	1,574,715,132

TOTAL INCREASE (DECREASE)	74,432,904	1,703,622,907
NET ASSETS:
Beginning of year	3,260,751,607	1,557,128,700

End of year	$3,335,184,511	$3,260,751,607

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,		November 29, 2022(a) through
	2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$ 10.54	$ 10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.55	0.48	0.04
Net realized and unrealized gain (loss) on investment.	(0.31)	0.06	(0.04)

Total from investment operations	0.24	0.54	—

Net Asset Value, end of period	$ 10.78	$10.54	$10.00

Total Return(c)	2.28%	5.40%	—%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,335	$3,261	$1,557
Average net assets (in millions)	$3,296	$2,716	$1,580
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.02%	0.01%	0.02	%(e)(f)
Expenses before waivers and/or expense reimbursement	0.02%	0.01%	0.02	%(e)(f)
Net investment income (loss)	5.16%	4.73%	4.79	%(e)(f)
Portfolio turnover rate(g)	81%	69%	31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying fund in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)	Differs from calculation of net expenses presented on the Statement of Operations due to non-annualized non-recurring expenses, which eliminate the expense reimbursement for the partial period.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.0%

ASSET-BACKED SECURITIES — 4.7%
Automobiles — 1.6%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32	783	$790,410
Series 2024-A, Class D, 144A
6.315%	05/17/32	391	395,173
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	996	986,999
Series 2021-02, Class C
1.010%	01/19/27	3,300	3,232,957
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	10,176	9,931,851
Series 2021-02A, Class C, 144A
2.350%	02/20/28	6,200	5,802,632
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,900	2,883,295
Series 2023-03A, Class B, 144A
6.120%	02/22/28	8,100	8,223,097
Series 2023-08A, Class A, 144A
6.020%	02/20/30	11,800	12,234,540
Series 2024-01A, Class A, 144A
5.360%	06/20/30	10,500	10,645,640
Series 2024-01A, Class B, 144A
5.850%	06/20/30	1,250	1,257,815
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
5.669%(c)	12/26/31	1,051	1,053,081
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	12/26/31	178	178,628
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	2,340	2,340,262
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,235	1,224,916
Series 2024-01, Class B
5.170%	08/15/29	335	337,581
Series 2024-03, Class A3
4.890%	07/16/29	1,270	1,277,084
Series 2024-03, Class A4
4.850%	01/15/30	530	532,362
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	627,174
Series 2024-A, Class B
5.350%	01/15/30	725	732,224
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	1,667	1,609,507
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30	1,300	1,294,288

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30		1,639	$1,651,147
Series 2024-01, Class A3, 144A
5.160%	09/20/30		1,345	1,359,363
Series 2024-03, Class A3, 144A
4.980%	08/21/28		800	804,721
Series 2024-03, Class A4, 144A
5.060%	03/20/31		545	547,547
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		16,319	15,923,305
Series 2022-03A, Class C
5.300%	09/15/27		2,575	2,578,716
Series 2023-01A, Class D
6.690%	06/15/29		445	453,043
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,454,993
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26		1,905	1,911,276
Series 2024-A, Class A4
5.050%	06/15/27		555	558,558
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		2,910	2,829,921
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,459,441
Series 2021-02, Class C, 144A
2.110%	05/15/34		4,250	4,015,810
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,655	2,665,582
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	14,870,498
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class B1, 144A
6.153%	05/20/32		1,360	1,372,091
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.755%(c)	05/20/32		1,724	1,742,212
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28		690	694,153
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		150	148,450
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,352,011
Navistar Financial Dealer Note Master Owner Trust,
Series 2024-01, Class A, 144A
5.590%	04/25/29		1,325	1,339,547
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28		735	737,904

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Octane Receivables Trust,
Series 2023-03A, Class B, 144A
6.480%	07/20/29	755	$771,992
Series 2023-03A, Class C, 144A
6.740%	08/20/29	255	261,497
Series 2024-RVM01, Class A, 144A
5.010%	01/22/46	6,000	5,992,433
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	4,177	4,153,958
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	592,283
Series 2021-01A, Class C, 144A
1.420%	07/14/28	1,235	1,190,069
Series 2021-01A, Class D, 144A
1.620%	11/14/30	1,875	1,808,756
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	40	39,991
Series 2022-C, Class E, 144A
11.366%	12/15/32	282	287,525
Series 2023-B, Class B, 144A
5.640%	12/15/33	214	215,743
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	5,395	5,321,564
Series 2021-01, Class D
1.130%	11/16/26	847	843,176
Series 2021-02, Class D
1.350%	07/15/27	1,891	1,872,177
Series 2021-04, Class E, 144A
4.030%	03/15/29	4,310	4,264,603
Series 2022-05, Class C
4.740%	10/16/28	1,000	999,608
Series 2022-06, Class C
4.960%	11/15/28	700	701,615
Series 2023-06, Class C
6.400%	03/17/31	1,800	1,856,085
Series 2024-02, Class D
6.280%	08/15/31	4,000	4,114,851
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	810	814,516
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	780,928
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	602,047
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	307,899
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,670	1,686,495
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	369,719
U.S. Bank NA,
Series 2023-01, Class B, 144A
6.789%	08/25/32	134	135,770

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	$2,018,380
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	5,450	5,292,698

			179,358,183

Collateralized Loan Obligations — 0.4%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.069%(c)	07/20/34	3,170	3,170,903
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.018%(c)	01/15/31	3,165	3,167,743
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.058%(c)	01/15/35	7,125	7,136,740
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.847%(c)	10/20/31	2,046	2,049,640
Highbridge Loan Management Ltd. (Cayman Islands),
Series 5A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
6.068%(c)	10/15/30	1,085	1,085,962
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.202%(c)	04/22/37	1,240	1,249,791
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.917%(c)	10/20/34	1,705	1,707,028
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.117%(c)	04/20/37	4,535	4,577,914
MidOcean Credit CLO (Cayman Islands),
Series 2016-06A, Class ARRR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.847%(c)	04/20/33	2,117	2,119,975
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.766%(c)	11/13/31	2,581	2,584,276
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.999%(c)	07/20/29	351	351,333
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.068%(c)	07/15/34	2,655	2,659,082

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.176%(c)	04/25/37		510	$512,216
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	10/15/31		4,193	4,198,448
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.856%(c)	07/15/30		1,875	1,876,517
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.956%(c)	01/25/34		5,140	5,160,401
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.817%(c)	01/20/32		932	933,073

				44,541,042

Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A
5.930%	02/15/29		1,000	1,009,141
Series 2024-A, Class 1C, 144A
6.160%	02/15/29		1,000	1,009,971
Series 2024-A, Class 1D, 144A
6.890%	02/15/29		500	505,453
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	414	286,734
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A
5.550%	06/25/59		1,100	1,110,463
Series 2024-01, Class A4, 144A
5.670%	06/25/59		3,168	3,189,037
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	192,330
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	4,261,726
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	9,013,998
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,743,775
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,844,420
Series 2023-01A, Class D, 144A
7.490%	06/14/38		2,600	2,709,834
Series 2023-02A, Class B, 144A
6.170%	09/15/36		16,700	17,108,183
Series 2023-02A, Class C, 144A
6.740%	09/15/36		4,000	4,107,594
Series 2023-02A, Class D, 144A
7.520%	09/15/36		5,705	5,903,808

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2024-01A, Class A, 144A
5.790%	05/14/41	14,600	$14,966,631
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	6,600	6,515,166
SoFi Consumer Loan Program Trust,
Series 2021-01, Class D, 144A
2.040%	09/25/30	2,192	2,151,323

			82,629,587

Equipment — 0.2%
Amur Equipment Finance Receivables XIII LLC,
Series 2024-01A, Class A2, 144A
5.380%	01/21/31	1,619	1,634,582
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30	1,000	1,017,388
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	850	856,289
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	690	697,810
Clarus Capital Funding LLC,
Series 2024-01A, Class A2, 144A
4.710%	08/20/32	990	986,306
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	890	894,158
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	210	210,074
HPEFS Equipment Trust,
Series 2023-02A, Class D, 144A
6.970%	07/21/31	475	486,633
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	720,255
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	1,368,304
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	716,357
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	7,180	6,995,216
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,471,054
Post Road Equipment Finance LLC,
Series 2024-01A, Class A2, 144A
5.590%	11/15/29	546	549,845

			18,604,271

Home Equity Loans — 0.6%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	05/25/34	403	382,470
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.953%(c)	03/25/43	188	187,056

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.933%(c)	01/25/34	508	$488,652
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	432	157,505
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.305%(c)	03/20/54	7,606	7,670,774
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.205%(c)	05/25/54	897	904,403
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.805%(c)	10/20/54	1,943	1,947,200
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.353%(c)	04/25/34	254	245,019
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
5.173%(c)	07/25/34	48	46,460
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.093%(c)	08/25/33	328	329,188
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	3,141	3,154,157
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	3,960	4,009,287
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	2,539	2,539,533
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	16,360	16,656,123
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	2,270	2,277,116
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	3,434	3,459,451
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	6,609	6,666,581
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	19,079	18,914,336

			70,035,311

Other — 0.7%
CyrusOne Data Centers Issuer I LLC,
Series 2024-02A, Class A2, 144A
4.500%	05/20/49	3,790	3,612,137
Series 2024-03A, Class A2, 144A
4.650%	05/20/49	2,085	1,936,334

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Elara HGV Timeshare Issuer LLC,
Series 2023-A, Class A, 144A
6.160%	02/25/38	710	$723,701
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	1,748	1,737,334
Series 2023-04C, Class A, 144A
6.480%	03/20/57	5,601	5,539,757
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	9,388	9,141,832
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A
4.000%	09/17/41	8,500	7,953,041
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	40	39,166
Series 2020-01A, Class A, 144A
1.740%	10/20/37	182	174,552
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	336	316,888
Series 2023-01A, Class A, 144A
4.930%	10/20/40	2,250	2,235,957
Series 2023-02A, Class A, 144A
6.180%	11/20/40	648	662,528
Series 2023-02A, Class B, 144A
6.330%	11/20/40	434	440,365
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.089%(c)	12/25/27	24,400	24,508,970
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38	580	550,084
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29	2,705	2,462,956
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59	17,310	16,917,022
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	1,225	1,225,498

			80,178,122

Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.053%(c)	02/25/34	88	84,749
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.687%(c)	10/25/34	215	207,882
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.503%(c)	11/25/34	17	18,549

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		5		$4,568
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.005%(c)	11/25/60	EUR	1,058		1,055,588
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.928%(c)	06/25/34		93		92,302
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.298%(c)	01/25/35		216		207,966
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
5.642%(c)	09/25/34		787		803,954
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r	)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.349%(c)	03/15/26^	EUR	5,127		3,956,177

					6,431,737

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		39		36,934

Student Loans — 0.4%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.019%(c)	06/25/47		7,675		7,715,496
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.169%(c)	06/25/47		2,193		2,204,302
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.369%(c)	06/25/47		853		857,385
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,390		2,104,518
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,770		1,701,715
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		99		97,749
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		252		234,375
Series 2020-GA, Class A, 144A
1.170%	09/16/69		376		344,419

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	879	$864,864
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	672	660,598
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	541	515,111
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	689	639,027
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	373	331,045
Series 2021-B, Class A, 144A
1.310%	07/17/51	2,225	2,048,177
Series 2024-A, Class A1A, 144A
5.240%	03/15/56	10,725	10,688,675
Series 2024-D, Class A1A, 144A
5.380%	07/15/53	5,457	5,458,554
Series 2024-E, Class A1A, 144A
5.090%	10/16/56	4,504	4,476,110
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,662	2,539,738
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	4,601	4,378,424

			47,860,282

TOTAL ASSET-BACKED SECURITIES (cost $526,776,520)			529,675,469

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.0%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
5.662%(c)	04/15/34	3,250	3,014,374
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	3,000	2,565,308
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	11,950	10,201,661
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.197%(cc)	05/15/49	2,734	2,659,176
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	12,912,417
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,869	1,796,770
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,251,121
Series 2018-BN13, Class A3
3.978%	08/15/61	4,700	4,590,941
Series 2018-BN13, Class A4
3.953%	08/15/61	12,920	12,442,168
Series 2019-BN18, Class A3
3.325%	05/15/62	2,005	1,845,851

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-BN20, Class A2
2.758%	09/15/62	9,428	$8,499,685
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,563,154
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,000,365
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,739,255
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,493,826
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	23,725,973
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,492,726
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,604,123
Series 2022-BNK44, Class A5
5.744%(cc)	11/15/55	8,000	8,265,602
BANK5,
Series 2023-5YR02, Class A3
6.656%(cc)	07/15/56	25,000	26,194,102
Series 2023-5YR03, Class A3
6.724%(cc)	09/15/56	20,000	21,033,838
Series 2023-5YR04, Class A3
6.500%	12/15/56	18,438	19,256,935
Series 2024-5YR08, Class A3
5.884%	08/15/57	2,955	3,036,591
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,106,703
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	474,385
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	391,247
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,424,021
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	471,851
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.317%(c)	03/15/37	2,300	2,176,375
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.671%(c)	11/15/34	190	2,828
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	5,028,457
Series 2019-C04, Class A4
2.661%	08/15/52	8,982	8,252,437
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	920,743
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,881,816
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	26,906,154
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	4,195,943

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-C17, Class XB, IO
0.485%(cc)	09/15/55	55,770	$2,201,426
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	31,601,394
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	25,000	25,707,412
Series 2024-5C27, Class A3
6.014%	07/15/57	20,300	20,981,577
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	4,249	4,072,892
Series 2018-B03, Class A4
3.761%	04/10/51	8,086	7,808,130
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,316,586
Series 2019-B10, Class A3
3.455%	03/15/62	2,277	2,145,716
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,678,702
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	10,111,249
Series 2019-B14, Class A3
3.090%	12/15/62	950	898,942
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,438,737
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	8,325,344
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	14,991,559
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,612,157
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,062,581
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,465,180
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	24,879,817
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	10,008,505
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,443,289
Series 2023-B40, Class A2
6.930%	12/15/56	26,289	27,583,091
Series 2024-V06, Class XB, IO
0.735%(cc)	03/15/57	216,836	6,222,586
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	34,500	35,857,589
Series 2024-V12, Class A3
5.738%	12/15/57	22,670	23,239,389
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.287%(c)	07/15/41	7,500	7,518,750
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)
5.889%(c)	08/15/26	8,323	8,338,570

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	$2,603,032
Series 2023-05C01, Class A3
6.534%(cc)	08/15/56	25,800	26,889,906
Series 2023-C06, Class A2
6.643%(cc)	09/15/56	33,000	34,792,405
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	20,878,698
Series 2024-5C05, Class A3
5.857%	02/15/57	4,980	5,100,360
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
5.662%(c)	09/15/38	11,000	10,892,368
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.212%(c)	09/15/38	2,650	2,624,065
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.862%(c)	09/15/38	7,960	7,901,543
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	16,700	17,203,600
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	6,198,132
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.062%(c)	08/15/38	2,189	1,729,469
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
7.331%(c)	12/15/38	29,780	29,686,576
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
5.164%(c)	05/15/38	78	78,204
BX Trust,
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.211%(c)	01/15/34	170	169,438
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.097%(c)	01/15/39	22,900	22,828,437
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.097%(c)	01/15/39	9,900	9,793,729
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,518,685
Series 2019-CF02, Class A4
2.624%	11/15/52	18,581	16,780,631
Series 2019-CF02, Class A5
2.874%	11/15/52	347	309,596
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	965	606,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-CD04, Class A3
3.248%	05/10/50	11,194	$10,779,803
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	9,025,007
Series 2018-CD07, Class A3
4.013%	08/15/51	2,883	2,774,591
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	15,598,589
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.017%(c)	09/15/38	16,750	16,812,818
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,540	27,830,096
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	9,828,031
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	15,176,085
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	5,949,130
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,354	4,172,924
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.276%(cc)	02/10/48	41,947	419
Series 2015-GC29, Class A4
3.192%	04/10/48	7,256	7,222,234
Series 2015-GC31, Class A3
3.497%	06/10/48	20,709	20,603,974
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	5,098,938
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	24,811,942
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,710,392
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	6,178,389
Commercial Mortgage Trust,
Series 2015-CR22, Class A5
3.309%	03/10/48	5,025	4,994,348
Series 2015-CR25, Class A3
3.505%	08/10/48	10,012	9,965,683
Series 2015-CR26, Class A3
3.359%	10/10/48	2,572	2,555,140
Series 2015-CR26, Class A4
3.630%	10/10/48	16,667	16,477,570
Series 2015-LC21, Class A3
3.445%	07/10/48	11,592	11,551,679
Series 2015-LC23, Class A3
3.521%	10/10/48	28,060	27,733,735
Series 2015-LC23, Class A4
3.774%	10/10/48	6,766	6,699,993
Series 2015-PC01, Class A5
3.902%	07/10/50	142	141,125

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	$18,474,157
Series 2016-CR28, Class A3
3.495%	02/10/49	3,413	3,383,322
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,048,416
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
6.039%(c)	08/15/41	2,140	2,150,700
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,307,632
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	7,170,913
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	2,625	2,619,204
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,061,235
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,661,406
Series 2019-C15, Class A3
3.779%	03/15/52	5,979	5,715,760
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,244,578
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)
6.693%(c)	05/15/35	2,542	2,517,316
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,425	1,280,214
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	14,925,802
Series 2017-C06, Class A3
3.269%	06/10/50	827	798,173
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,577,553
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,164,055
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
7.179%(c)	11/15/38	7,741	7,740,990
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.380%)
5.891%(c)	07/15/38	291	290,771
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25	27,098	115,090
Series K055, Class X1, IO
1.326%(cc)	03/25/26	11,297	148,493

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K057, Class A1
2.206%	06/25/25	7	$6,920
Series K058, Class X1, IO
0.901%(cc)	08/25/26	185,119	2,223,371
Series K066, Class A2
3.117%	06/25/27	800	773,682
Series K068, Class A1
2.952%	02/25/27	67	65,738
Series K097, Class X1, IO
1.088%(cc)	07/25/29	40,200	1,659,710
Series K098, Class X1, IO
1.139%(cc)	08/25/29	8,960	390,724
Series K101, Class X1, IO
0.832%(cc)	10/25/29	374	12,398
Series K115, Class X1, IO
1.320%(cc)	06/25/30	51,541	3,009,388
Series K121, Class X1, IO
1.019%(cc)	10/25/30	239	11,011
Series K122, Class X1, IO
0.874%(cc)	11/25/30	15,169	620,247
Series K131, Class X1, IO
0.727%(cc)	07/25/31	162,136	6,325,638
Series K513, Class X1, IO
0.690%(cc)	12/25/28	117,005	2,938,882
Series K736, Class X1, IO
1.278%(cc)	07/25/26	788	11,184
Series K741, Class X1, IO
0.562%(cc)	12/25/27	1,989	27,816
Series KG03, Class X1, IO
1.371%(cc)	06/25/30	30,862	1,812,024
Series Q001, Class XA, IO
2.089%(cc)	02/25/32	7,855	512,324
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	994,624	2,035,299
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	1,265	1,198,658
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.612%(c)	10/15/36	876	865,242
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.600%)
6.262%(c)	05/15/26	2,185	1,921,503
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	390	387,239
Series 2015-GC34, Class A3
3.244%	10/10/48	7,392	7,325,232
Series 2015-GC34, Class A4
3.506%	10/10/48	8,500	8,347,326
Series 2015-GS01, Class A2
3.470%	11/10/48	10,799	10,670,595
Series 2016-GS03, Class A3
2.592%	10/10/49	7,690	7,464,794
Series 2017-GS06, Class A2
3.164%	05/10/50	17,184	16,478,954

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-GS06, Class A3
3.433%	05/10/50	250	$239,241
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,127,632
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	14,781,395
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,144,842
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,399,584
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	828,312
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	12,312	12,121,801
Series 2016-C01, Class A4
3.311%	03/17/49	13,331	13,135,305
Series 2020-COR07, Class A2
2.215%	05/13/53	14,052	13,194,532
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	5,974,948
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,857,157
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,204	1,167,734
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,059,756
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,079	1,055,113
Series 2016-JP02, Class XB, IO
1.105%(cc)	08/15/49	14,440	202,346
Series 2016-JP03, Class A4
2.627%	08/15/49	3,325	3,217,661
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	6,750	3,239,997
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	510	158,736
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	41,426	38,860,873
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	16,563
Series 2020-609M, Class A, 144A, 1 Month SOFR + 1.734% (Cap N/A, Floor 1.370%)
6.132%(c)	10/15/33	340	336,600
Series 2022-OPO, Class C, 144A
3.450%(cc)	01/05/39	2,575	2,256,249
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	9,370,122
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, 144A, 1 Month SOFR + 1.592% (Cap N/A, Floor 1.592%)
5.989%(c)	05/15/41	565	564,254

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
7.112%(c)	04/15/38	9,760	$9,766,100
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
7.008%(c)	01/15/27	5,379	5,358,353
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	13	12,644
Series 2015-C27, Class AS
4.068%	12/15/47	265	258,548
Series 2016-C29, Class A3
3.058%	05/15/49	209	205,134
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,717,987
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,709,943
Series 2016-UB12, Class A3
3.337%	12/15/49	1,257	1,213,407
Series 2016-UB12, Class A4
3.596%	12/15/49	4,848	4,678,263
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	24,346,187
Series 2017-H01, Class XB, IO
0.671%(cc)	06/15/50	175,741	2,291,645
Series 2017-HR02, Class A3
3.330%	12/15/50	7,304	6,970,386
Series 2019-H07, Class A3
3.005%	07/15/52	5,551	5,093,714
Series 2019-H07, Class A4
3.261%	07/15/52	161	149,057
Series 2021-L05, Class A3
2.438%	05/15/54	3,945	3,419,827
Series 2021-L06, Class A3
2.196%(cc)	06/15/54	3,000	2,546,512
Series 2021-L07, Class A4
2.322%	10/15/54	16,100	13,563,849
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	3,800	3,318,462
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.211%(c)	03/15/36	8,350	8,245,625
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
6.460%(c)	10/15/36	17,063	16,977,187
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
5.312%(c)	04/15/36	195	193,996

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
5.789%(c)	05/15/39		3,150	$3,149,016
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	222,669
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.477%(c)	08/17/31	GBP	236	294,990
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.827%(c)	08/17/31	GBP	12,932	16,051,850
TX Trust,
Series 2024-HOU, Class A, 144A, 1 Month SOFR + 1.591% (Cap N/A, Floor 1.591%)
5.988%(c)	06/15/39		980	977,564
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
0.913%(cc)	06/15/50		13,000	250,316
Series 2017-C02, Class A3
3.225%	08/15/50		1,785	1,717,389
Series 2017-C04, Class A3
3.301%	10/15/50		17,678	16,810,387
Series 2017-C07, Class A4
3.679%	12/15/50		255	245,153
Series 2018-C08, Class A3
3.720%	02/15/51		8,002	7,723,887
Series 2018-C08, Class A4
3.983%	02/15/51		463	446,540
Series 2018-C12, Class A4
4.030%	08/15/51		7,918	7,691,517
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	8,507,879
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
5.937%(cc)	03/15/40		575	576,790
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A3
3.452%	12/15/48		14,381	14,241,535
Series 2016-BNK01, Class A2
2.399%	08/15/49		8,398	8,105,240
Series 2016-C35, Class A3
2.674%	07/15/48		3,726	3,629,404
Series 2016-C36, Class A3
2.807%	11/15/59		7,263	7,039,352
Series 2016-LC24, Class A3
2.684%	10/15/49		1,363	1,323,435
Series 2016-LC25, Class A4
3.640%	12/15/59		401	390,794
Series 2016-NXS06, Class A4
2.918%	11/15/49		15,000	14,458,408
Series 2017-C38, Class A4
3.190%	07/15/50		5,893	5,662,167
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,277,403

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	$9,768,187
Series 2017-C42, Class A4
3.589%	12/15/50	510	481,211
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,280,034
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	9,004,460
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	11,835,563
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,096,151
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,561,501
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,761,567
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.712%(c)	05/15/31	695	683,098
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
9.012%(c)	05/15/31	8,900	8,509,933
Series 2024-01CHI, Class A, 144A
5.307%(cc)	07/15/35	15,600	15,636,741

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,657,660,768)			1,686,459,935

CORPORATE BONDS — 35.9%
Aerospace & Defense — 0.3%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,841,281
5.300%	03/26/34	1,210	1,204,748
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,440,670
3.250%	02/01/28	513	483,038
3.250%	02/01/35	2,405	1,917,595
3.625%	02/01/31	8,393	7,619,512
3.625%	03/01/48	913	606,195
3.750%	02/01/50	736	501,240
3.850%	11/01/48	685	468,496
3.900%	05/01/49	3,480	2,416,343
3.950%	08/01/59	3,995	2,642,699
5.040%	05/01/27	1,600	1,603,823
5.705%	05/01/40	6,032	5,744,490
5.930%	05/01/60	2,132	1,965,020
6.388%	05/01/31	70	73,186
6.528%	05/01/34	2,167	2,270,043
6.858%	05/01/54	751	798,494
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
6.950%	01/17/28	455	466,801
Gtd. Notes, 144A
6.950%	01/17/28	860	882,306

			35,945,980

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.8%
Altria Group, Inc.,

Gtd. Notes
6.200%	11/01/28	23,190	$24,110,454
BAT Capital Corp. (United Kingdom),

Gtd. Notes
2.259%	03/25/28(a)	9,766	8,972,886
3.557%	08/15/27	1,208	1,168,723
4.540%	08/15/47	478	378,817
4.742%	03/16/32	344	330,034
4.906%	04/02/30	260	256,953
6.000%	02/20/34	3,985	4,089,973
6.343%	08/02/30	3,267	3,435,233
7.079%	08/02/43	1,000	1,079,007
7.081%	08/02/53	1,920	2,105,103
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,655,586
5.931%	02/02/29	5,953	6,127,319
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/29	1,200	1,199,185
5.125%	02/15/30(a)	29,735	29,904,231
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	6,196	6,210,191
7.000%	08/04/41	415	429,937

			91,453,632

Airlines — 0.3%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	307	294,832
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	491	489,108
4.750%	10/20/28	17,160	16,914,095
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27(a)	2,125	2,138,914
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	15,365	15,445,185
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,084	1,038,893
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	918	869,696
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	719	671,712

			37,862,435

Auto Manufacturers — 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	4,015	3,162,295

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	9,560	$8,606,410
4.950%	05/28/27	240	237,887
6.798%	11/07/28	675	699,584
6.800%	05/12/28	620	640,808
7.122%	11/07/33	3,125	3,263,036
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,060	992,123
5.150%	04/01/38	1,875	1,725,412
6.600%	04/01/36	20	20,985
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	875	871,966
Sr. Unsec’d. Notes
2.400%	10/15/28	7,580	6,872,304
2.900%	02/26/25	265	264,061
3.600%	06/21/30(a)	3,200	2,933,166
4.900%	10/06/29	1,480	1,457,035
5.550%	07/15/29	1,490	1,506,574
5.800%	06/23/28(a)	10,580	10,794,995
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	1,190	1,154,827
5.350%	03/19/29	655	657,770
5.400%	01/08/31	390	389,776
5.500%	03/30/26	635	639,074
6.500%	01/16/29	11,855	12,375,758
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	122,365
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25	1,125	1,121,864
4.750%	11/13/28(a)	1,555	1,513,113
4.950%	08/15/29	625	609,319

			62,632,507

Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29	615	595,249
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33	2,615	2,643,651

			3,238,900

Banks — 12.0%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27(a)	11,600	11,856,076
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26(a)	18,100	18,289,987
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	746,025

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35	2,800	$2,800,483
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	990,600
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	6,600	6,354,896
5.538%(ff)	03/14/30	7,200	7,230,355
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32(a)	37,550	31,315,968
2.572%(ff)	10/20/32	200	168,393
2.687%(ff)	04/22/32	1,595	1,371,489
5.288%(ff)	04/25/34(a)	10,195	10,119,316
5.819%(ff)	09/15/29	3,058	3,134,482
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	19,685	16,565,541
2.496%(ff)	02/13/31	48,784	42,826,564
3.194%(ff)	07/23/30	2,435	2,241,315
3.824%(ff)	01/20/28	2,725	2,668,523
4.078%(ff)	04/23/40	14,560	12,376,887
4.271%(ff)	07/23/29	1,152	1,121,710
5.015%(ff)	07/22/33	3,695	3,624,611
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	35,120,439
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,225,787
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,844,326
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
6.474%(ff)	10/25/34	2,140	2,313,794
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32(a)	10,210	8,650,250
4.837%(ff)	09/10/28	2,055	2,041,280
5.335%(ff)	09/10/35(a)	21,160	20,339,608
5.501%(ff)	08/09/28	9,050	9,140,500
5.829%(ff)	05/09/27	940	949,732
Sub. Notes
4.836%	05/09/28(a)	1,090	1,071,143
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	4,855	4,671,632
1.675%(ff)	06/30/27(a)	1,840	1,751,233
1.904%(ff)	09/30/28	5,100	4,671,553
2.159%(ff)	09/15/29	16,350	14,626,906
2.219%(ff)	06/09/26	2,685	2,650,182
2.871%(ff)	04/19/32	1,565	1,332,148
3.132%(ff)	01/20/33	2,835	2,411,321
3.375%	01/09/25	305	304,866
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	7,930	7,063,628
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	4,940	4,915,871

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.335%(ff)	06/12/29	1,605	$1,609,594
Sub. Notes, 144A
5.906%(ff)	11/19/35	9,000	8,752,085
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	1,170	1,106,405
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	272,111
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,275	1,271,932
4.875%	04/01/26	365	362,810
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	645	649,962
6.208%(ff)	01/18/29	5,495	5,628,458
6.684%(ff)	09/13/27	16,830	17,255,972
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	10,800	10,956,458
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	11,841,901
2.572%(ff)	06/03/31	25,355	22,097,446
2.666%(ff)	01/29/31	16,065	14,195,586
2.976%(ff)	11/05/30	6,450	5,822,406
3.057%(ff)	01/25/33	4,240	3,641,197
3.668%(ff)	07/24/28	675	653,506
3.700%	01/12/26	655	648,966
3.785%(ff)	03/17/33	2,210	1,985,497
3.887%(ff)	01/10/28	2,335	2,287,568
3.980%(ff)	03/20/30	15,620	14,889,761
4.075%(ff)	04/23/29	24,921	24,178,036
Sub. Notes
4.125%	07/25/28	15	14,576
4.450%	09/29/27	590	581,820
4.600%	03/09/26	1,105	1,101,972
5.827%(ff)	02/13/35	6,855	6,823,813
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29	4,460	4,607,035
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,804,957
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	1,645	1,595,146
5.705%(ff)	03/01/30	1,370	1,387,725
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26	16,605	16,738,079
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,134,605
4.999%(ff)	09/11/30	925	902,410
6.720%(ff)	01/18/29	11,160	11,573,774
Sr. Non-Preferred Notes, SOFR + 1.219%
5.701%(c)	11/16/27	2,560	2,550,356
Sub. Notes
3.729%(ff)	01/14/32	965	842,297

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.742%(ff)	01/07/33	6,345	$5,368,195
7.079%(ff)	02/10/34	12,536	12,891,122
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,928,654
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.895%(ff)	09/06/30	790	779,100
5.631%(ff)	01/29/32(a)	625	631,837
6.339%(ff)	07/27/29	5,475	5,677,971
6.361%(ff)	10/27/28	350	361,793
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,463,485
1.992%(ff)	01/27/32	11,456	9,464,636
2.383%(ff)	07/21/32	50,770	42,406,714
2.600%	02/07/30	2,695	2,385,589
2.615%(ff)	04/22/32	5,603	4,775,783
2.650%(ff)	10/21/32	3,260	2,753,872
3.500%	04/01/25	435	433,349
3.615%(ff)	03/15/28	2,295	2,230,798
3.691%(ff)	06/05/28	3,110	3,019,063
3.750%	02/25/26	1,335	1,321,179
3.814%(ff)	04/23/29	77,785	74,797,378
3.850%	01/26/27	3,205	3,146,351
4.017%(ff)	10/31/38	7,432	6,293,027
4.223%(ff)	05/01/29	13,345	12,991,490
4.692%(ff)	10/23/30	1,905	1,866,015
5.016%(ff)	10/23/35	2,035	1,951,947
Sub. Notes
6.750%	10/01/37	540	579,506
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)(a)	200	194,750
4.700%(ff)	03/09/31(oo)	341	300,932
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	452,652
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	26,409	27,252,593
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	672,666
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	18,570,461
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	565	560,414
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	51,524,966
2.069%(ff)	06/01/29	8,300	7,537,466
2.522%(ff)	04/22/31	5,865	5,160,246
2.545%(ff)	11/08/32	1,806	1,523,727
2.580%(ff)	04/22/32(a)	9,460	8,119,892
2.739%(ff)	10/15/30	2,289	2,060,310
2.963%(ff)	01/25/33	450	389,040
3.300%	04/01/26	650	640,290

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.509%(ff)	01/23/29	87	$83,495
3.782%(ff)	02/01/28	1,715	1,677,957
3.960%(ff)	01/29/27	545	540,274
4.005%(ff)	04/23/29	6,715	6,509,335
4.203%(ff)	07/23/29	5,510	5,364,037
4.565%(ff)	06/14/30(a)	657	643,743
4.603%(ff)	10/22/30	1,900	1,864,256
4.946%(ff)	10/22/35	1,365	1,316,196
5.040%(ff)	01/23/28	1,140	1,143,727
5.336%(ff)	01/23/35	1,040	1,034,211
6.087%(ff)	10/23/29(a)	63,240	65,601,712
Sub. Notes
2.956%(ff)	05/13/31	2,930	2,618,384
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	215	217,320
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	227,022
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	18,256,271
5.778%(ff)	07/06/29	10,110	10,333,613
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	2,990	2,996,480
5.173%(ff)	01/16/30	1,795	1,796,161
6.407%(ff)	11/01/29	25,020	26,137,021
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,375,185
2.699%(ff)	01/22/31	78,795	69,971,377
3.772%(ff)	01/24/29	1,220	1,176,517
3.875%	01/27/26	1,285	1,274,976
4.431%(ff)	01/23/30	7,195	7,009,749
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	19,265	15,725,343
1.928%(ff)	04/28/32	21,740	17,807,225
2.511%(ff)	10/20/32	2,950	2,469,983
2.943%(ff)	01/21/33	6,530	5,592,906
3.125%	07/27/26	2,760	2,696,418
3.591%(cc)	07/22/28	695	670,294
5.250%(ff)	04/21/34	12,880	12,683,872
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28	585	589,797
6.875%(ff)	10/20/34	1,890	2,061,326
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35(a)	3,000	3,046,226
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	9,080	8,615,257
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	1,350	1,302,613
2.889%(ff)	06/09/32	1,245	1,039,554
3.337%(ff)	01/21/33	6,695	5,657,953
5.519%(ff)	01/19/28	1,503	1,506,289

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,225	$1,179,663
5.905%(ff)	05/14/35	3,130	3,130,908
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	447,763
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	9,640	10,301,671
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)(a)	8,620	8,157,418
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30	770	776,822
5.678%(ff)	01/23/35	3,310	3,340,846
5.850%(ff)	10/21/33	345	352,940
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	406,642
Sr. Unsec’d. Notes
3.750%	03/26/25	840	837,943
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,400	1,345,750
1.364%(ff)	01/30/27	1,330	1,278,581
2.193%(ff)	06/05/26	9,100	8,986,250
2.746%(ff)	02/11/33	990	826,194
3.091%(ff)	05/14/32	2,705	2,353,350
3.126%(ff)	08/13/30	2,615	2,384,747
6.246%(ff)	09/22/29	205	212,278
6.537%(ff)	08/12/33	1,175	1,242,562
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	555	543,947
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	367,747
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	9,811,905
6.491%(ff)	10/23/34	29,940	31,798,793
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	23,590,105
2.572%(ff)	02/11/31	28,043	24,735,012
2.879%(ff)	10/30/30	27,055	24,414,208
3.350%(ff)	03/02/33	3,235	2,833,325
4.611%(ff)	04/25/53	2,040	1,706,630
5.198%(ff)	01/23/30	2,350	2,357,764
5.557%(ff)	07/25/34	29,185	29,117,050
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	118,765

			1,355,736,555

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	2,175	2,149,079

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Beverages (cont’d.)
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29(a)	280	$265,826

			2,414,905

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	2,409	1,674,201
5.600%	03/02/43	4,545	4,423,501
5.650%	03/02/53	4,410	4,251,306

			10,349,008

Building Materials — 0.0%
CEMEX Materials LLC (Mexico),
Gtd. Notes
7.700%	07/21/25	2,100	2,123,457
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	758,203
5.700%	06/15/34(a)	1,010	1,026,248

5.950%	06/15/54(a)	1,025	1,015,555
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	217,926

			5,141,389

Chemicals — 0.7%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	370,850
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes
6.990%	02/20/32	200	147,000
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	4,196,067
4.500%	01/31/30	2,430	2,040,860
8.500%	01/12/31	7,395	7,383,907
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,667,309
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	666	668,291
5.419%	11/15/48	650	646,375
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	84	83,778
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)	10,555	10,438,359
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	1,622	1,547,033

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		10,100	$7,381,731
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		1,051	1,028,009
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30		9,592	8,647,032
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,379	1,191,980
4.500%	10/22/25		479	473,463
5.125%	06/23/51		419	315,691
6.750%	05/02/34		6,856	6,982,836
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		1,311	1,237,663
2.875%	05/11/31(a)		1,242	1,016,801
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		1,783	1,707,775
6.500%	09/27/28(a)		1,030	989,119
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34		1,780	1,678,736
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,473,673
4.750%	06/01/28		830	816,073

				74,130,411

Commercial Services — 0.7%
Brown University,
Bonds, Series A
2.924%	09/01/50(a)		10,165	6,729,301
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	104,950
4.700%	11/01/2111		220	180,654
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	4,453,166
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,466,327
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,722,433
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	12,102,189
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		12,861	12,528,470
3.800%	11/01/25		3,545	3,520,273
4.900%	05/01/33		1,750	1,699,191
7.000%	10/15/37		2,200	2,478,369

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	$165,479
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,775	1,768,380
2.900%	05/15/30	266	236,893
2.900%	11/15/31	78	66,704
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	498,730
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,310	1,014,476
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	4,103	2,882,061
3.959%	07/01/38	75	66,479
4.678%	07/01/2114	804	680,255
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	2,093,821
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	733,796
3.150%	07/15/46	1,030	742,679
3.300%	07/15/56	120	82,556
3.619%	10/01/37	35	30,052
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50(a)	25,000	15,533,793
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	64,648
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	60,820
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	46,042
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	774,399
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,246,101
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	501,931
2.402%	04/15/50	6,500	3,874,996

			81,150,414

Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33	905	926,107

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		2,425	$2,035,602
4.375%	05/15/30		9,500	9,084,813

				12,046,522

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32		250	226,361

Diversified Financial Services — 0.5%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		700	668,835
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27(a)		200	193,276
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27		405	395,616
5.468%(ff)	02/01/29(a)		4,145	4,174,814
5.700%(ff)	02/01/30		398	403,521
6.051%(ff)	02/01/35		1,095	1,112,801
7.624%(ff)	10/30/31		14,995	16,543,381
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)		372	361,256
Sr. Unsec’d. Notes, SOFR Index + 1.050%
5.499%(c)	03/03/27		5,760	5,808,475
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		3,830	3,821,397
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32(a)		205	162,570
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		5,035	4,244,711
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31		1,152	978,162
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,670	1,406,656
2.710%	01/22/29(a)		7,920	7,204,148
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34		6,800	6,867,826
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		1,900	1,766,259
6.150%	12/06/28		200	204,970
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30(a)		250	232,402
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,101,981
3.350%	05/16/31		400	352,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	63	$61,103
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	4,089	3,911,212

			61,978,260

Electric — 2.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	1,575	1,131,415
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	111	87,155
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	975	805,356
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29(a)	855	861,391
5.950%	11/01/32	131	135,154
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	775	708,028
Appalachian Power Co.,
Sr. Unsec’d. Notes
5.650%	04/01/34	3,101	3,110,924
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52	200	196,651
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	590	453,291
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35	890	864,635
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,510	1,424,226
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	3,745,400
Gtd. Notes, 144A
3.348%	02/09/31	2,663	2,197,880
3.875%	07/26/33	244	196,420
4.688%	05/15/29	7,063	6,613,440
5.700%	01/24/30	670	643,702
6.450%	01/24/35	2,590	2,447,550
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	362,309
4.000%	03/01/48	775	604,886
4.350%	11/15/45	1,080	904,763
6.450%	01/15/38(a)	715	772,902

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	$777,837
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	935	953,474
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	393,167
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	380	378,806
5.100%	03/01/29	2,730	2,736,084
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,332,970
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,340,742
5.000%	08/15/52	1,760	1,536,220
6.100%	09/15/53	1,252	1,271,774
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,345,277
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,504,280
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	510,577
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	845	843,291
6.950%	11/15/29	360	384,690
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	285,452
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	815	813,981
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	2,065,264
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	2,913,590
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	293	291,260
Sr. Unsec’d. Notes
7.125%	02/11/25	5,740	5,732,825
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	3,857	3,852,179
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28(a)	1,773	1,859,434
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	11,777	12,351,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	$8,992,683
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	723,449
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,505	1,543,524
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	779,264
Exelon Corp.,
Sr. Unsec’d. Notes
5.450%	03/15/34	1,025	1,024,102
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,718	1,523,966
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	319	273,335
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	2,204	1,493,485
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	3,095,230
5.150%	03/30/26	2,450	2,455,977
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	01/15/30	410	399,058
5.000%	01/15/35	645	623,693
5.450%	07/15/44	130	124,530
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	6,430	6,389,386
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,110	2,068,258
5.250%	03/15/34	1,325	1,316,090
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	382,032
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54	645	633,019
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,591,293
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	1,998,887
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	263,337
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,302	1,265,361

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	800	$814,129
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	697	679,779
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54	1,085	1,052,610
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,118,742
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	3,164	3,068,851
2.450%	12/02/27	2,625	2,437,196
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	850	842,503
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50	705	501,025
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	938,844
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	926	863,603
2.500%	02/01/31	2,075	1,776,152
3.000%	06/15/28	152	142,457
3.300%	12/01/27	360	343,940
3.300%	08/01/40	469	350,495
3.500%	08/01/50	975	669,229
3.950%	12/01/47	3,650	2,725,531
4.250%	03/15/46	900	710,829
4.500%	07/01/40	7,355	6,341,152
4.750%	02/15/44	13,195	11,249,732
4.950%	07/01/50	3,780	3,279,855
5.800%	05/15/34(a)	1,490	1,524,054
5.900%	06/15/32	340	349,224
6.700%	04/01/53	690	748,430
6.750%	01/15/53	1,530	1,668,729
6.950%	03/15/34	1,105	1,212,741
PacifiCorp,
First Mortgage
3.300%	03/15/51	2,500	1,625,030
4.100%	02/01/42	2,239	1,799,027
4.125%	01/15/49	6,000	4,666,294
4.150%	02/15/50	8,310	6,427,894
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	4,195	4,391,255
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	2,120	1,586,003
First Ref. Mortgage
4.800%	10/15/43	910	805,562

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	$700,856
4.875%	07/17/49		200	161,000
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,099,706
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,330,251
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	298,122
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	5,953,926
Sr. Unsec’d. Notes
3.400%	02/01/28		405	387,041
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31		515	523,192
5.700%	03/01/53		1,025	996,443
First Ref. Mortgage
3.900%	12/01/41		1,492	1,161,701
4.000%	04/01/47		6,075	4,678,662
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33(a)		3,160	3,125,540
5.700%	03/15/34		2,410	2,462,088
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	321,683
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	6,184,706
6.000%	04/15/34		680	687,818
6.950%	10/15/33		855	918,387
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		2,160	1,981,811

				229,385,570

Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	7,091,741

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	428,034
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		2,665	2,496,785
4.250%	10/31/26		2,251	2,194,770
5.500%	10/31/46		1,883	1,503,463
5.500%	07/31/47		20,583	16,524,238

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
Sitios Latinoamerica SAB de CV (Brazil),
Gtd. Notes
5.375%	04/04/32(a)	1,050	$984,375

			24,131,665

Entertainment — 0.3%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	270,544
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	14,644	11,753,019
5.141%	03/15/52	31,810	23,682,510

			35,706,073

Foods — 0.4%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	440	423,025
6.400%	01/15/34	450	467,401
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl,
Gtd. Notes
6.750%	03/15/34	13,741	14,566,442
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	3,485	2,902,849
3.625%	01/15/32	225	197,658
5.125%	02/01/28	2,700	2,684,946
5.750%	04/01/33	73	72,761
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	2,032	1,827,929
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	642,905
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33(a)	4,070	3,924,679
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,254,389
4.250%	04/15/31	8,245	7,582,075
6.250%	07/01/33	6,570	6,702,457
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31	765	642,290

			45,891,806

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/30/29	5,000	4,679,750
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,250,169

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Forest Products & Paper (cont’d.)
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		1,557	$1,433,904

				7,363,823

Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		641	610,742
6.119%	07/20/53		690	679,482
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		405	405,736
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	134,046
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	166,907
5.250%	03/30/28		410	413,388
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	1,960,133

				4,370,434

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		5,930	5,984,312
6.050%	04/15/28		74	75,310
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50		1,029	591,525

				6,651,147

Healthcare-Products — 0.1%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30		200	176,633
2.750%	09/23/26		200	193,245
5.375%	12/06/32		200	200,139
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	751,618
2.250%	03/07/39	EUR	339	298,276
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28		1,855	1,661,089
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29(a)		1,845	1,850,563
5.600%	03/23/34		2,100	2,089,216
5.900%	04/30/54(a)		1,960	1,913,394
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	436,415

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	740	$577,197

				10,147,785

Healthcare-Services — 1.5%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	855,640
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	74,605
4.272%	08/15/48		1,320	1,076,547
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,267,472
3.008%	06/15/50		2,445	1,611,434
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	846,772
6.750%	12/15/37		2,170	2,288,331
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	251,363
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29(a)		745	669,575
3.106%	11/15/39		2,480	1,868,907
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,411	1,084,722
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)		1,190	991,719
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		6,895	5,949,219
4.250%	12/15/27		445	430,788
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48		590	484,728
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40		2,120	1,554,043
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		415	351,820
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53		980	868,567
5.950%	12/15/34		5,100	5,293,452
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		4,200	2,886,858
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		860	713,826
3.500%	09/01/30		2,365	2,147,382
4.125%	06/15/29		93	88,777

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.375%	03/15/42	447	$364,569
4.500%	02/15/27	10,265	10,167,057
5.375%	02/01/25	1,405	1,404,116
5.450%	09/15/34	950	926,216
5.625%	09/01/28	42	42,540
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	10,841,393
5.200%	06/15/29	760	763,056
5.450%	06/15/34	965	964,158
5.875%	06/15/54	1,995	1,929,612
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	1,460	1,429,273
5.375%	04/15/31	1,780	1,765,296
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	555	564,743
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	858,313
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,580	1,632,098
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,089,651
Gtd. Notes, Series 2019
3.266%	11/01/49	80	55,429
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	683,139
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,205,768
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	1,439,777
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,886,791
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,047,375
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	656,952
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,469,325
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,391,467
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	163,796
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,586,991

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	$128,520
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52(a)	2,155	1,336,844
Sec’d. Notes, Series 2042
2.719%	01/01/42(a)	2,720	1,882,009
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	858,574
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33(a)	19,125	19,103,078
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,332,308
3.500%	03/30/25(a)	1,650	1,644,272
5.750%	01/30/40	1,126	1,082,964
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	7,294	7,250,966
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	291,969
Sec’d. Notes, Series 2019
3.372%	11/15/51(a)	235	162,426
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	3,090	2,175,911
3.050%	05/15/41	740	535,114
5.000%	04/15/34	2,590	2,526,515
5.050%	04/15/53(a)	3,054	2,734,569
5.200%	04/15/63(h)	33,730	30,280,184
5.875%	02/15/53	2,765	2,770,193
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,814,245
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	271,511

			172,167,620

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	380	357,062
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35	1,080	1,034,748
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	201,484
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	854,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	$1,084,328
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
6.750%	02/15/54	2,300	2,545,901
Athene Global Funding,
Sec’d. Notes, 144A
5.526%	07/11/31(a)	2,010	2,014,142
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29	420	401,915
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	990	990,136
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,420	2,311,687
3.900%	04/05/32	834	759,333
4.350%	04/05/42	27	22,460
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	385	386,854
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	2,230	1,932,251
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	17,542	15,639,372
4.850%	04/17/28	2,983	2,956,707
5.625%	08/16/32	2,062	2,081,290
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	26,283	25,755,940
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	730	759,673
7.000%	06/15/40	1,625	1,776,153
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	1,310	992,889
5.000%	03/30/43	250	219,258
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	80	70,357
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	510	554,759
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	2,915	2,602,975
6.850%	12/16/39	84	93,133

			68,399,398

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet — 0.2%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		535	$518,642
5.600%	05/15/53		2,970	2,968,771
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		1,840	1,804,212
Sr. Unsec’d. Notes
4.193%	01/19/32		200	178,626
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	179,500
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29		2,023	1,956,767
Sr. Unsec’d. Notes
4.300%	01/15/30		2,225	2,153,519
4.800%	09/15/34		735	701,475
5.350%	09/15/54(a)		1,440	1,330,791
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	4,945,779
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	6,178,586

				22,916,668

Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35		2,215	2,082,100
5.125%	02/14/53		3,670	3,064,450

				5,146,550

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	121,735
3.450%	04/15/30		805	745,517

				867,252

Lodging — 0.2%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		1,810	1,759,664
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,130	1,100,685
5.900%	06/01/27		425	431,160
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29(a)		2,150	2,146,779
5.450%	09/15/26		7,660	7,757,488
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,610	1,580,517
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28		1,065	1,051,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	$1,025,280

			16,853,261

Machinery-Diversified — 0.3%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	485	487,514
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,785,140
5.500%	01/12/29(a)	9,205	9,337,020
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	83,914
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,415,964
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	920	929,744
5.450%	06/15/34	750	753,916
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,175,574
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	1,332,790

			30,301,576

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	2,440	2,059,291
3.750%	02/15/28	1,025	976,231
3.900%	06/01/52	13,070	8,409,820
4.800%	03/01/50	300	225,388
5.050%	03/30/29	7,445	7,300,348
5.250%	04/01/53	319	256,859
5.375%	04/01/38	2,850	2,545,184
5.375%	05/01/47	1,805	1,474,868
6.384%	10/23/35	175	174,683
6.484%	10/23/45	3,533	3,337,986
6.650%	02/01/34	2,300	2,367,699
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	4,049,484
3.900%	03/01/38	1,040	873,926
5.500%	05/15/64(a)	19,010	17,752,012
5.650%	06/01/54(a)	3,340	3,230,356
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	2,495	2,521,408
5.700%	06/15/33	925	918,130

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		4,225	$3,559,963

				62,033,636

Mining — 1.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	364,130
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		4,835	4,872,851
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30		14,490	14,709,915
5.250%	09/08/33	(a)	15,000	15,041,190
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53		500	486,890
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31		200	178,750
6.300%	09/08/53		2,395	2,332,203
6.440%	01/26/36		1,270	1,293,416
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		3,282	3,199,950
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		2,175	2,120,625
Freeport-McMoRan, Inc.,
Gtd. Notes
4.250%	03/01/30		796	758,026
4.375%	08/01/28		785	763,323
4.625%	08/01/30		297	287,799
5.000%	09/01/27		181	181,046
5.450%	03/15/43		785	733,110
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		925	915,760
Sr. Unsec’d. Notes
6.250%	07/15/33		48,540	50,288,891
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		7,741	6,677,739
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30		4,619	4,242,307
5.350%	03/15/34		12,640	12,583,906
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32		4,309	3,934,806

				125,966,633

Miscellaneous Manufacturing — 0.1%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		8,010	6,965,262

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31		5,450	$4,638,546

				11,603,808

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		1,295	1,300,025
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		675	682,197

				1,982,222

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.100%	03/01/30		5,500	5,424,270

Oil & Gas — 2.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		16,405	14,194,564
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30		10,000	9,275,682
5.600%	06/13/28		7,125	7,211,543
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25	(oo)(a)	12,372	12,248,280
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38		2,975	3,033,940
6.450%	06/30/33		2,760	2,892,361
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52		360	246,995
5.250%	06/15/37		5,941	5,569,205
5.400%	06/15/47		693	615,681
6.750%	11/15/39		542	580,519
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		2,220	2,221,878
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		165	150,285
4.300%	11/15/44		580	484,486
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		405	393,755
Gtd. Notes, 144A
2.268%	11/15/26		745	705,924
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		2,910	2,691,574
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		26,444	25,748,256
5.150%	01/30/30		660	661,292

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.400%	04/18/34			2,953	$2,905,554
5.750%	04/18/54			1,240	1,163,899
5.900%	04/18/64			1,295	1,216,400
6.250%	03/15/33			28,411	29,548,052
6.250%	03/15/53			985	984,109
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31			269	222,345
6.875%	04/29/30			3,849	3,750,851
7.750%	02/01/32			10,825	10,516,488
8.625%	01/19/29			11,055	11,708,903
8.875%	01/13/33			6,400	6,497,344
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28			1,665	1,539,951
5.875%	03/30/31			140	122,913
Energean PLC (Israel),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27	(a)		278	276,610
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50			305	225,117
7.150%	11/15/25			846	863,303
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32			1,139	1,058,026
5.375%	03/15/30			600	586,713
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33			400	330,204
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27			200	196,816
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28			16,930	16,349,160
4.750%	09/15/44			136	112,848
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	10/01/34	(a)		880	854,339
6.050%	10/01/54			770	725,060
6.125%	01/01/31	(a)		1,606	1,643,414
6.375%	09/01/28			540	557,539
6.625%	09/01/30			365	382,195
7.500%	05/01/31			2,199	2,401,743
8.875%	07/15/30			2,905	3,307,186
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48			200	208,128
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34		GBP	4,000	4,786,815
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25		EUR	4,670	4,758,811
4.500%	01/23/26			1,088	1,047,744
4.750%	02/26/29		EUR	6,423	6,133,512
5.350%	02/12/28			994	910,136

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.950%	01/28/31			5,126	$4,311,837
6.490%	01/23/27			2,123	2,055,993
6.500%	03/13/27			8,317	8,014,261
6.500%	01/23/29			2,335	2,173,208
6.625%	06/15/35			134	105,391
6.700%	02/16/32			3,400	2,968,625
6.840%	01/23/30			5,728	5,218,208
10.000%	02/07/33			480	499,200
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	7,401	7,248,511
Gtd. Notes, MTN
8.750%	06/02/29			195	195,122
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25			985	982,763
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30			1,690	1,439,168
2.150%	01/15/31			6,545	5,558,122
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
5.700%	01/17/35			1,670	1,543,965
6.450%	03/05/34			680	673,200
6.950%	03/05/54	(a)		640	626,246
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31			200	173,000
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			19,302	17,007,538
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	07/17/54			1,630	1,520,089
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30			650	670,319
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51			270	189,218
6.800%	05/15/38			753	802,843
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43			1,247	1,001,104

					271,796,379

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41			1,330	1,278,929

Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28			9,455	9,543,751

Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25			1,230	1,227,315

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.050%	11/21/39	13,010	$11,124,361
4.250%	11/21/49	3,705	3,017,433
4.500%	05/14/35	2,544	2,380,142
4.700%	05/14/45	1,875	1,657,996
4.875%	11/14/48	2,900	2,604,630
5.050%	03/15/34(a)	2,685	2,653,791
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34	2,830	2,793,261
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	2,440	2,422,408
4.375%	12/15/28	20,000	19,174,220
4.625%	06/25/38	625	520,869
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	1,235	1,267,211
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	3,660	3,278,518
Cencora, Inc.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	468,557
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	16,049	14,609,314
5.050%	03/25/48(a)	5,270	4,349,979
5.125%	07/20/45	95	79,900
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	2,885	2,798,080
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,969,155
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.340%	05/19/63	2,035	1,853,593
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	542,555
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	5,674,478
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	19,227	14,397,146

			100,864,912

Pipelines — 3.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	2,435	2,174,553
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	520	503,437
Gtd. Notes, 144A
5.750%	08/15/34	2,840	2,853,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	800	$784,489
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,461,822
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,970	1,944,815
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	25,048,993
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,301,914
5.600%	04/01/44	1,900	1,772,806
5.625%	07/15/27	7,900	8,008,570
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	138,972
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	115,911
5.625%	04/05/34	1,590	1,598,960
6.700%	11/15/53	955	1,029,860
Sub. Notes
8.500%(ff)	01/15/84	15,065	16,703,319
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	5,630	5,651,399
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	3,973,379
5.300%	04/15/47	270	238,580
5.400%	10/01/47	5,353	4,805,830
5.550%	02/15/28	64	65,000
5.550%	05/15/34	1,055	1,046,266
5.950%	05/15/54	695	670,386
6.000%	06/15/48	6,575	6,370,608
6.050%	06/01/41	9,500	9,452,798
6.100%	12/01/28	7,370	7,654,367
6.100%	02/15/42	2,565	2,522,320
6.125%	12/15/45	210	207,220
6.250%	04/15/49	2,640	2,648,352
6.400%	12/01/30	8,970	9,471,159
6.550%	12/01/33	16,730	17,779,642
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	553,548
6.125%	10/15/39	790	820,610
Gtd. Notes, 3 Month SOFR + 3.039%
7.538%(c)	06/01/67	12,000	11,945,011
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,998	1,936,101
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,438,250

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
2.550%	07/01/30	3,725	$3,248,765
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	1,340	1,322,835
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	628,781
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	454,378
5.400%	09/01/44	186	169,290
5.500%	03/01/44	3,798	3,518,965
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	1,986,004
5.050%	02/15/46	5,840	5,072,172
5.550%	06/01/45	540	504,753
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	745,398
4.700%	04/15/48	1,145	938,897
4.875%	06/01/25	1,785	1,783,666
5.200%	03/01/47	6,580	5,841,203
5.500%	06/01/34	10,695	10,548,743
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51(a)	2,900	1,918,252
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	4,249,795
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	906,757
3.200%	03/15/25	1,875	1,865,565
3.400%	09/01/29	1,720	1,599,274
4.400%	10/15/29	965	935,629
4.450%	09/01/49	1,088	848,000
4.500%	03/15/50	900	708,892
4.750%	10/15/31	1,315	1,271,764
4.950%	07/13/47	1,120	947,274
5.050%	11/01/34	1,570	1,502,689
5.200%	07/15/48	1,855	1,639,139
5.650%	11/01/28	375	382,760
5.800%	11/01/30	1,145	1,178,576
6.050%	09/01/33	17,330	17,840,862
6.350%	01/15/31(a)	2,370	2,490,533
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	38,140
3.800%	09/15/30	308	286,063
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	400	390,481
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	202,272

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	$262,954
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,048,292
5.500%	02/15/35	4,895	4,818,862
6.150%	03/01/29	737	764,646
6.500%	03/30/34	3,212	3,397,070
6.500%	02/15/53	321	334,884
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	385	380,877
5.500%	03/01/30(a)	6,045	6,061,551
6.875%	01/15/29	444	453,951
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	12,696	11,909,817
4.500%	03/01/28	16,985	16,625,980
4.750%	08/15/28	3,000	2,945,630
6.150%	04/01/33(a)	985	1,004,011
6.350%	01/15/29	4,361	4,516,947
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,437,621
3.500%	10/15/51	2,050	1,394,901
4.000%	09/15/25	2,190	2,178,127
4.650%	08/15/32	8,280	7,884,144
4.900%	01/15/45	2,882	2,513,005
5.100%	09/15/45	575	515,737
5.150%	03/15/34	4,223	4,103,935
5.300%	08/15/28	9,328	9,416,715
5.300%	08/15/52	615	561,765
5.400%	03/04/44	2,840	2,660,906
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	7,802	8,619,892

			345,471,194

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,533,853

Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	2,815	2,319,126
5.250%	05/15/36	300	290,967
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	3,833,477
3.950%	03/15/29	8,148	7,806,033
5.800%	11/15/28	9,495	9,739,372
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,590,744
2.500%	08/16/31	5,150	4,326,313
3.850%	02/01/25	1,255	1,253,251
3.900%	03/15/27	5,390	5,276,444

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.050%	07/01/30	14,133	$13,356,265
4.125%	05/15/29	6,005	5,758,837
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	3,953,320
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	12,532,838
2.900%	12/01/33	1,545	1,241,863
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,242,622
5.000%	01/11/28	24,515	24,485,685
5.800%	03/01/34	985	1,003,973
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	467,258
5.250%	06/01/25	3,715	3,708,436
5.375%	04/15/26	12,160	12,171,671
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	935	756,780
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	3,385	2,979,983
5.250%	12/15/32(a)	26,330	26,129,814
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,229,115
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,763,676
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,400	1,136,903
4.875%	02/01/35(a)	1,035	979,650
5.450%	08/15/30	511	517,626
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	75	70,644
4.375%	10/01/25	2,415	2,402,914
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,530,110
4.850%	03/01/35	1,700	1,617,015
6.400%	03/01/34	3,380	3,595,486
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	17,934	16,670,878
Sr. Unsec’d. Notes
2.700%	02/15/32	3,700	3,139,433
3.250%	01/15/31	3,100	2,797,446
3.400%	01/15/28	8,390	8,047,427
4.700%	12/15/28	7,670	7,625,488
5.125%	02/15/34(a)	3,665	3,593,293

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	2,745	$2,742,184
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,524,387
2.700%	07/15/31	29,515	24,826,172
4.200%	04/15/32	13,027	11,882,844
5.700%	01/15/33	1,860	1,850,594
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	20	18,590
4.250%	12/01/26	305	300,057
4.500%	09/01/26(a)	3,406	3,369,916
4.625%	06/15/25	651	648,478
4.625%	12/01/29	375	359,422
5.750%	02/01/27	65	65,575
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31(a)	20,195	17,570,899
3.100%	01/15/30	3,400	3,096,431
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33(a)	13,255	10,450,933

			299,648,658

Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	2,008,327
4.750%	06/01/30	805	778,697
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	435,661
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,828,535
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	198,924
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34	240	229,474
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	5,125,494
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.950%	06/25/34	1,940	1,912,564
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	511	398,549
5.625%	04/15/53(a)	705	678,581
5.750%	07/01/53	715	700,389

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,595	$2,140,429

			17,435,624

Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	195	168,272
3.500%	02/15/41	16,350	12,765,036
Sr. Unsec’d. Notes
4.350%	02/15/30	2,345	2,280,707
4.550%	02/15/32	885	855,680
5.150%	11/15/31	1,480	1,489,573
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,695,024
3.187%	11/15/36	12,390	9,979,022
3.419%	04/15/33	6,960	6,094,355
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	3,344	2,002,823
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	7,970	8,170,980
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	2,130	2,078,305
6.750%	11/01/29	1,330	1,415,126
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	3,545	3,018,426
3.400%	05/01/30	500	458,090

			52,471,419

Software — 0.2%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.300%	09/10/29(a)	900	882,174
4.700%	09/10/34	530	508,240
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	11,415	10,711,975
5.450%	03/02/28	5,380	5,464,158
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	1,288	900,694
3.950%	03/25/51	3,499	2,588,240
6.150%	11/09/29	73	76,535

			21,132,016

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	650	523,538
3.500%	06/01/41	14,600	11,184,163
3.550%	09/15/55	2,264	1,527,180
4.500%	05/15/35	620	573,648

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
5.400%	02/15/34	5,780	$5,806,248
6.550%	02/15/39	7,695	8,227,576
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	2,884,985
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30^	953	71,091
Sr. Sec’d. Notes, Series 3A14, 144A
0.000%	12/31/30^	5	4,745
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^	583	3,964
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%
10.942%	05/25/27	2,036	2,001,018
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28	7,532	6,763,658
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	725	630,615
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	3,720	4,144,293
10.500%	05/15/30	3,350	3,647,341
11.000%	11/15/29(a)	12,696	14,291,410
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34(a)	920	920,220
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	1,220	1,096,659
4.350%	05/01/49	165	128,955
4.500%	03/15/42	377	317,956
4.550%	03/15/52	1,858	1,483,838
5.000%	02/15/29	2,185	2,168,694
5.300%	02/15/34	2,450	2,386,866
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,650	2,811,310
8.750%	03/15/32	1,925	2,301,495
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	365	373,265
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	82,628
2.250%	11/15/31	3,150	2,616,303
2.550%	02/15/31	52,681	45,296,435
2.625%	02/15/29	650	591,326
2.875%	02/15/31	491	430,618
3.000%	02/15/41	926	659,909
3.875%	04/15/30	2,490	2,343,264
4.750%	02/01/28	60	59,626
5.750%	01/15/54	3,865	3,775,627

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes
6.375%	09/20/28	220	$169,226
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	6,475	5,366,589
2.650%	11/20/40	8,155	5,574,943
3.400%	03/22/41	22,445	16,989,300
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	13,560	12,925,781

			173,156,306

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	1,995	2,000,527

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,610	1,580,720
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,523,974
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,277,040
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	83	82,211
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	150	142,246

			7,606,191

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28(a)	20,860	21,218,008

TOTAL CORPORATE BONDS (cost $4,019,528,166)			4,055,867,984

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
11.335%(c)	05/25/27	1,026	990,028
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
10.917%(c)	04/15/29	697	710,664
Term B-2, 1 Month SOFR + 6.560%
10.917%(c)	04/15/30	703	715,029

TOTAL FLOATING RATE AND OTHER LOANS (cost $2,337,895)			2,415,721

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	$733,794

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	765,465

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,510,258
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	221,558
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,505	4,771,243
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	220,860
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	148,032
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	137,095
7.625%	03/01/40	300	352,443
7.550%	04/01/39	165	194,736
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	309,183
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	722,589
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	375	329,661

			11,917,658

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	967,130

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	474,236

Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	24,249
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	498,311

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Florida (cont’d.)
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	$332,318

			854,878

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	2,003	2,149,544

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	342,488
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	549	601,657
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	212,059
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	68,275
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	389	417,022
General Obligation Unlimited, Taxable
5.100%	06/01/33	442	435,822

			2,077,323

Michigan — 0.1%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	256,453
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,654,308
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,605,635
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	813,654
4.454%	04/01/2122	4,350	3,412,676

			10,742,726

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	135,018
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,530,367

			3,665,385

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	$186,091
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,506,254
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	636,809
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	784,959

			4,114,113

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	426,292
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,594,358
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	677,264
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	298,235
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,037,174
5.770%	03/15/39	1,740	1,760,043
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,092,844
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	808,333
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	338,953
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	48,505

			12,082,001

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	138,781

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,343,598
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	1,880,474

			3,224,072

Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	127,587

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Pennsylvania (cont’d.)
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	$1,295,550
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,710,511
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	114,219

			4,247,867

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	160,371
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	929,935
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	570,010
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	380,132

			2,040,448

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	191,176
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,792,071

			2,983,247

Washington — 0.1%
Washington St. Hsg. Fin. Commn. Rev.,
Revenue Bonds, Series 2023-01, Class X
1.449%(cc)	04/20/37	54,169	5,491,400

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	226,500

TOTAL MUNICIPAL BONDS (cost $76,134,627)			68,896,568

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.9%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	61	55,093
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	313,429
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	215	179,300
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	978	816,898
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	206	175,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.624%(cc)	10/20/46	19	$15,813
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.535%(c)	07/01/26^	7,037	7,042,875
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
5.590%(cc)	08/25/35	66	61,036
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.969%(c)	09/25/31	424	424,884
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.719%(c)	01/26/32	1,839	1,847,166
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.269%(c)	01/26/32	5,870	6,027,689
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	3,823	3,368,934
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64	303	267,360
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,974	1,566,461
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	6,577	6,399,870
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.937%(cc)	09/25/47	390	357,045
Series 2022-A, Class A1, 144A
6.170%	09/25/62	650	649,671
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63	27,375	25,423,504
Series 2024-RP02, Class A2, 144A
4.225%(cc)	02/25/63	2,196	1,835,212
Series 2024-RP02, Class B1, 144A
0.000%(cc)	02/25/63	664	489,945
Series 2024-RP02, Class B2, 144A
0.000%(cc)	02/25/63	240	159,865
Series 2024-RP02, Class B3, PO, 144A
11.746%(s)	02/25/63	609	70,925
Series 2024-RP02, Class B4, PO, 144A
15.505%(s)	02/25/63	1,107	86,233
Series 2024-RP02, Class M1, 144A
3.312%(cc)	02/25/63	1,476	1,200,075
Series 2024-RP02, Class M2, 144A
0.000%(cc)	02/25/63	1,126	881,731
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63	51	43,459
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63	34,793	41,428

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,600	$1,345,827
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.669%(c)	10/25/41	2,740	2,816,063
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.119%(c)	10/25/41	732	735,760
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.469%(c)	12/25/41	2,100	2,129,940
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.819%(c)	03/25/42	3,275	3,608,690
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.819%(c)	03/25/42	730	784,590
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.669%(c)	03/25/42	1,265	1,315,092
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)
10.169%(c)	07/25/42	4,024	4,392,982
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)
8.169%(c)	07/25/42	1,000	1,054,495
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.960%(c)	12/25/42	218	223,879
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.869%(c)	01/25/43	1,787	1,828,560
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
7.269%(c)	07/25/43	300	311,666
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/43	1,029	1,034,411
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.069%(c)	10/25/43	1,940	1,986,040
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)
6.269%(c)	07/25/44	1,250	1,254,909
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.053%(c)	05/25/35	204	176,300
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	118	115,188
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.019%(c)	04/25/34	471	477,604

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.560%(c)	09/26/33	2,420	$2,430,295
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%	01/26/60	20,300	20,304,405
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	33	31,658
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	126	102,309
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.869%(c)	11/25/41	160	165,216
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.569%(c)	11/25/41	1,620	1,631,572
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	87
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	22	21,978
Series 2010-43, Class AH
3.250%	05/25/40	2	1,950
Series 2012-134, Class IL, IO
3.500%	12/25/32	200	19,139
Series 2014-10, Class KM
3.500%	09/25/43	6	5,807
Series 2014-35, Class CA
3.500%	06/25/44	3	2,945
Series 2017-33, Class LB
3.000%	05/25/39	8	7,423
Series 2018-16, Class MB
3.500%	07/25/46	611	600,237
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.569%(c)	12/25/50	200	216,295
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.569%(c)	11/25/50	1,965	2,217,976
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.219%(c)	01/25/34	477	480,041
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.969%(c)	10/25/41	2,200	2,271,102
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/41	400	402,380
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.369%(c)	11/25/41	4,400	4,441,217

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.919%(c)	09/25/41	700	$721,048
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.669%(c)	09/25/41	4,320	4,349,569
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.919%(c)	12/25/41	5,900	5,967,937
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
6.419%(c)	01/25/42	17,211	17,455,637
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.069%(c)	01/25/42	210	213,794
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.969%(c)	02/25/42	9,900	10,133,558
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.469%(c)	04/25/42	3,100	3,210,429
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.919%(c)	05/25/42	1,300	1,359,956
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
8.269%(c)	09/25/42	4,500	4,752,503
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.642%(cc)	12/25/46	456	445,752
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
5.135%(cc)	03/25/35	133	76,003
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.448%(cc)	05/25/48	4,625	4,195,343
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	97	97,176
Series 4289, Class WZ
3.000%	01/15/44	622	548,566
Series 4533, Class GA
3.000%	06/15/28	6	6,392
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
5.212%(c)	10/15/46	16	15,742
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	8	6,994
Series 2019-03, Class MA
3.500%	10/25/58	6	5,764
Series 2019-04, Class MA
3.000%	02/25/59	8	7,591
Series 2019-04, Class MV
3.000%	02/25/59	8	6,973

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	192	$170,499
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	147	135,126
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	2,850
Series 2013-24, Class OI, IO
4.000%	02/20/43	135	22,439
Series 2013-82, Class IG, IO
3.500%	05/20/43	421	63,174
Series 2017-184, Class JH
3.000%	12/20/47	11	10,114
Series 2018-08, Class DA
3.000%	11/20/47	142	129,254
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,198,569
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
7.724%(cc)	10/25/33	38	36,465
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.976%(cc)	07/25/44	18	18,366
Series 2020-INV01, Class A14, 144A
2.912%(cc)	10/25/50	1,095	914,245
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,509	1,197,455
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,553	1,232,816
Series 2025-RPL01, Class A4, 144A
0.000%(cc)	02/01/73^	34,000	29,586,800
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
5.021%(c)	03/19/35	709	704,730
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.369%(c)	01/25/34	1,446	1,460,222
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	423	372,350
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.283%(c)	08/25/50	216	204,556
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	360	316,735
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	492	417,806
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	177	150,684
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	45	44,133

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Kinbane DAC (Ireland),
Series 2024-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.189%(c)	01/24/63	EUR	7,489	$7,755,206
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%	09/25/59		7,299	7,300,130
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%	07/25/39		5,500	5,512,468
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		175	167,518
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51		120	95,530
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.203%(c)	01/25/48		116	113,947
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.469%(c)	04/25/34		6,000	6,085,696
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.103%(c)	06/25/57		1,456	1,431,683
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
5.553%(c)	10/25/59		11	11,580
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60		50	43,617
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
5.403%(c)	02/25/60		19	19,218
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60		137	115,769
PMT Credit Risk Transfer Trust,
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.910%(c)	03/29/27		18,654	18,834,336
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.669%(c)	09/27/28		15,498	15,534,809
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		9,067	8,470,539
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%	05/25/54		3,493	3,342,687
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.269%(c)	11/25/31		4,207	4,295,549

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	$894
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.787%(cc)	08/25/47		1,126	1,034,399
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48		44	39,550
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		403	369,172
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59		11	10,575
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.801%(c)	06/24/71	EUR	4,057	4,200,697
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		672	635,553
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.282%(cc)	12/25/34		780	713,840
Series 2005-01, Class 2A
6.045%(cc)	02/25/35		580	548,616
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		95	91,369
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.453%(c)	10/25/59		724	739,689
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,952,848
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		5,360	5,112,749
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61		1,592	1,418,749
Series 2024-CES06, Class A1, 144A
5.725%	11/25/64		10,727	10,750,304
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		1,552	1,231,939
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59		225	221,622
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66		98	86,376
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		438	383,301
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		853	718,901
Series 2024-02, Class A1, 144A
6.095%	02/25/69		1,644	1,654,014
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		891	831,227

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
5.293%(c)	06/25/44		552	$521,209
Series 2007-HY01, Class 3A3
4.060%(cc)	02/25/37		1,622	1,362,461
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
5.697%(c)	04/25/47		1,574	1,315,457

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $322,783,521)				329,789,115

SOVEREIGN BONDS — 1.6%
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes, 144A
6.034%	01/16/42		18,000	18,022,360
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	327,788
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	474,854
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	498,570
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,070,920
5.000%	07/15/32		200	193,000
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,330	4,283,236
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	238,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		620	567,610
4.875%	09/23/32		600	534,600
5.875%	01/30/60	(a)	550	465,025
6.400%	06/05/49		250	234,798
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,442,529
5.300%	01/21/41		173	146,791
5.500%	02/22/29		13,629	13,158,799
5.950%	01/25/27		412	409,322
6.000%	07/19/28		2,579	2,551,921
6.000%	02/22/33		519	499,538
6.875%	01/29/26		528	531,960
7.050%	02/03/31		151	154,521
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	313,369
5.500%	01/18/33	(a)	400	401,816
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31	(a)	1,630	1,373,096

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 15Y
1.750%	06/05/35	EUR	345	$282,875
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,483,442
1.100%	03/12/33	EUR	340	288,135
1.450%	09/18/26	EUR	2,679	2,689,737
1.750%	04/24/25	EUR	765	787,053
3.500%	01/11/28		290	276,228
Sr. Unsec’d. Notes, 144A, MTN
3.750%	06/14/28	EUR	1,200	1,260,112
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,280	11,845,048
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	2,411	2,200,084
5.250%	03/22/30	EUR	5,631	5,510,241
5.875%	10/17/31	EUR	8,299	8,048,491
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		2,145	1,739,595
3.500%	02/12/34		256	203,760
4.280%	08/14/41		500	369,531
4.500%	01/31/50		621	436,563
4.600%	02/10/48		514	369,598
4.875%	05/19/33		2,664	2,387,610
5.400%	02/09/28		200	198,168
6.350%	02/09/35		200	195,500
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	824,175
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	1,169,910
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35		1,210	1,161,600
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,193,750
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	181,426
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		23,752	23,443,932
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		496	401,140
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	62,805
2.750%	04/14/41	EUR	45	30,255
3.000%	02/14/31		114	92,198
3.624%	05/26/30	EUR	255	247,963
5.250%	11/25/27		154	150,485
6.625%	02/17/28		194	195,940
7.125%	01/17/33		218	220,594
Sr. Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	79,534

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
2.000%	01/28/32	EUR	55	$45,061
2.375%	04/19/27	EUR	1,105	1,110,184
3.500%	04/03/34	EUR	345	300,189
5.000%	09/27/26	EUR	6,800	7,205,787
6.000%	05/25/34		140	130,242
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	92,147
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	767,744
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	6,595	6,161,131
1.650%	03/03/33	EUR	2,521	2,094,821
3.125%	05/15/27	EUR	19,177	19,523,074
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	2,095	1,740,837
2.125%	12/01/30		774	629,115
3.125%	05/15/27	EUR	6,140	6,250,804
6.000%	06/12/34		6,266	6,164,177
6.250%	05/26/28		2,710	2,754,037
6.500%	09/26/33		200	205,500

TOTAL SOVEREIGN BONDS (cost $174,906,694)				174,097,501

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.8%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		589	508,913
1.500%	02/01/36		1,244	1,073,125
1.500%	10/01/36		2,046	1,765,287
2.000%	08/01/36		903	800,331
2.000%	04/01/37		266	235,261
2.000%	05/01/37		95	83,841
2.000%	06/01/37		128	112,994
2.000%	02/01/42		120	99,944
2.000%	03/01/42		2,561	2,121,581
2.000%	06/01/50		378	298,571
2.000%	07/01/50		302	237,724
2.000%	12/01/50		12,084	9,485,625
2.000%	02/01/51		9,704	7,580,795
2.000%	03/01/51		39,648	30,954,198
2.000%	04/01/51		15,475	12,134,614
2.000%	05/01/51		52	40,581
2.000%	05/01/51		55,325	43,366,171
2.000%	07/01/51		32	24,778
2.000%	02/01/52		23	18,081
2.000%	02/01/52		55	43,638
2.000%	02/01/52		63	49,384
2.000%	03/01/52		615	485,287
2.000%	03/01/52		1,185	924,972
2.000%	04/01/52		1,061	827,313
2.000%	04/01/52		1,229	963,770
2.000%	05/01/52		332	262,783
2.500%	07/01/37		488	443,160
2.500%	08/01/40		47	41,535
2.500%	03/01/42		2,069	1,771,922
2.500%	07/01/50		265	219,817
2.500%	07/01/50		2,471	2,039,704

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/50	4,547	$3,745,071
2.500%	08/01/50	10,189	8,401,565
2.500%	09/01/50	533	435,982
2.500%	09/01/50	12,852	10,597,833
2.500%	10/01/50	412	339,468
2.500%	12/01/50	87	71,518
2.500%	01/01/51	8,192	6,730,710
2.500%	02/01/51	6,122	5,036,618
2.500%	02/01/51	24,158	20,032,636
2.500%	03/01/51	56,684	46,460,871
2.500%	04/01/51	13,337	10,874,210
2.500%	04/01/51	27,339	22,441,811
2.500%	05/01/51	235	194,306
2.500%	05/01/51	1,036	856,540
2.500%	05/01/51	4,736	3,892,648
2.500%	05/01/51	58,640	47,998,238
2.500%	06/01/51	880	732,816
2.500%	06/01/51	15,977	13,162,030
2.500%	07/01/51	317	261,434
2.500%	07/01/51	3,267	2,683,374
2.500%	07/01/51	38,216	31,200,721
2.500%	08/01/51	565	467,433
2.500%	08/01/51	619	509,830
2.500%	08/01/51	1,984	1,632,788
2.500%	09/01/51	543	449,797
2.500%	09/01/51	942	781,560
2.500%	09/01/51	972	805,384
2.500%	10/01/51	59	48,388
2.500%	11/01/51	1,156	951,172
2.500%	11/01/51	1,873	1,551,755
2.500%	12/01/51	99	81,846
2.500%	12/01/51	1,035	856,994
2.500%	01/01/52	4,894	4,035,472
2.500%	01/01/52	20,950	17,303,441
2.500%	02/01/52	158	128,864
2.500%	02/01/52	738	606,398
2.500%	02/01/52	4,623	3,835,549
2.500%	03/01/52	46	38,395
2.500%	04/01/52	455	373,835
2.500%	04/01/52	1,219	1,007,010
2.500%	05/01/52	6,311	5,151,052
2.500%	07/01/52	139	113,335
3.000%	01/01/27	3	2,483
3.000%	02/01/30	10	9,363
3.000%	05/01/30	177	173,615
3.000%	11/01/33	433	410,735
3.000%	02/01/34	427	406,449
3.000%	04/01/34	36	34,182
3.000%	03/01/35	93	87,121
3.000%	11/01/42	13	11,110
3.000%	11/01/42	65	57,558
3.000%	01/01/43	15	13,644
3.000%	02/01/43	4	3,853
3.000%	02/01/43	10	9,142
3.000%	02/01/43	45	39,853
3.000%	03/01/43	44	38,698
3.000%	03/01/45	6	5,532
3.000%	04/01/45	53	46,160

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	06/01/45	11	$9,618
3.000%	06/01/45	77	67,375
3.000%	07/01/45	49	42,730
3.000%	09/01/46	1,106	960,370
3.000%	11/01/46	156	135,114
3.000%	11/01/46	1,060	919,036
3.000%	12/01/46	52	45,352
3.000%	12/01/46	3,102	2,684,953
3.000%	01/01/47	443	384,411
3.000%	02/01/48	7	6,417
3.000%	09/01/49	561	488,646
3.000%	11/01/49	575	498,761
3.000%	02/01/50	22	19,386
3.000%	02/01/50	222	192,310
3.000%	06/01/50	26	22,219
3.000%	06/01/50	246	212,735
3.000%	08/01/50	1,044	903,791
3.000%	07/01/51	3,746	3,244,220
3.000%	01/01/52	88	74,572
3.000%	01/01/52	1,360	1,167,682
3.000%	01/01/52	61,985	52,897,360
3.000%	02/01/52	32,258	27,478,796
3.000%	03/01/52	3,749	3,230,360
3.000%	03/01/52	22,813	19,429,513
3.000%	04/01/52	7,546	6,478,408
3.000%	06/01/52	1,891	1,628,086
3.000%	06/01/52	2,072	1,782,072
3.500%	04/01/32	31	30,081
3.500%	08/01/32	59	57,288
3.500%	06/01/33	28	27,485
3.500%	02/01/34	63	60,993
3.500%	03/01/42	1	1,126
3.500%	04/01/42	9	8,310
3.500%	04/01/42	93	84,504
3.500%	07/01/42	17	15,658
3.500%	08/01/42	13	12,131
3.500%	08/01/42	17	15,952
3.500%	08/01/42	95	86,279
3.500%	09/01/42	1	1,228
3.500%	09/01/42	23	20,558
3.500%	09/01/42	100	91,574
3.500%	09/01/42	130	118,538
3.500%	10/01/42	3	3,117
3.500%	10/01/42	34	30,662
3.500%	11/01/42	15	13,786
3.500%	12/01/42	206	187,404
3.500%	01/01/43	163	148,791
3.500%	04/01/43	4	4,082
3.500%	04/01/43	20	17,966
3.500%	04/01/43	133	120,729
3.500%	05/01/43	363	330,695
3.500%	07/01/43	24	22,055
3.500%	10/01/43	42	38,430
3.500%	01/01/44	213	194,560
3.500%	01/01/44	3,571	3,251,882
3.500%	02/01/44	315	288,510
3.500%	03/01/44	260	235,800
3.500%	04/01/44	7,716	7,027,912

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	03/01/45	106	$96,434
3.500%	05/01/45	121	109,061
3.500%	06/01/45	23	21,027
3.500%	06/01/45	147	132,705
3.500%	03/01/46	96	87,026
3.500%	07/01/46	214	194,838
3.500%	08/01/46	67	60,610
3.500%	12/01/46	1,225	1,099,336
3.500%	05/01/47	66	59,217
3.500%	01/01/48	2,273	2,042,516
3.500%	03/01/48	886	795,576
3.500%	05/01/49	6	5,016
3.500%	10/01/49	50	44,742
3.500%	12/01/49	117	104,579
3.500%	01/01/50	908	814,659
3.500%	04/01/50	3,071	2,756,223
3.500%	01/01/52	5,798	5,150,105
3.500%	03/01/52	6,026	5,366,545
3.500%	04/01/52	30,887	27,357,357
3.500%	05/01/52	26	23,115
3.500%	05/01/52	28,598	25,342,016
4.000%	06/01/33	67	65,139
4.000%	10/01/34	29	27,879
4.000%	08/01/37	1,315	1,265,576
4.000%	05/01/38	164	156,969
4.000%	01/01/40	140	131,870
4.000%	09/01/40	1	642
4.000%	09/01/40	528	498,471
4.000%	10/01/40	2	1,628
4.000%	10/01/40	4	3,329
4.000%	10/01/40	5	5,142
4.000%	11/01/40	4	4,180
4.000%	11/01/40	365	344,519
4.000%	12/01/40	2	1,457
4.000%	12/01/40	110	103,589
4.000%	12/01/40	239	224,489
4.000%	12/01/40	278	262,573
4.000%	12/01/40	325	306,986
4.000%	02/01/41	11	10,793
4.000%	02/01/41	66	62,454
4.000%	04/01/41	417	394,303
4.000%	10/01/41	22	21,183
4.000%	10/01/41	76	71,564
4.000%	12/01/41	52	48,798
4.000%	02/01/42	180	170,034
4.000%	03/01/42	4	4,206
4.000%	04/01/42	2	1,872
4.000%	04/01/42	6	6,020
4.000%	04/01/42	20	18,508
4.000%	04/01/42	45	42,406
4.000%	06/01/42	7	6,728
4.000%	07/01/42	409	384,621
4.000%	09/01/42	29	27,254
4.000%	11/01/42	186	176,012
4.000%	05/01/43	26	24,423
4.000%	09/01/43	122	115,241
4.000%	08/01/44	58	54,616
4.000%	02/01/45	61	56,829

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/01/45	21	$20,009
4.000%	11/01/45	40	36,973
4.000%	01/01/46	1,325	1,247,954
4.000%	04/01/46	3	3,137
4.000%	04/01/46	7	6,804
4.000%	04/01/46	146	135,913
4.000%	10/01/47	2	2,181
4.000%	04/01/48	4	3,956
4.000%	06/01/48	106	98,715
4.000%	07/01/48	544	504,581
4.000%	01/01/50	38	34,729
4.000%	02/01/50	2,080	1,934,303
4.000%	04/01/52	6,300	5,771,401
4.000%	05/01/52	24,403	22,364,115
4.000%	07/01/52	7,956	7,291,396
4.500%	09/01/37	131	127,925
4.500%	05/01/39	32	30,938
4.500%	05/01/39	33	32,262
4.500%	06/01/39	21	20,025
4.500%	08/01/39	142	137,511
4.500%	09/01/39	10	9,748
4.500%	10/01/39	4	3,587
4.500%	10/01/39	9	9,121
4.500%	10/01/39	57	55,205
4.500%	10/01/39	192	185,938
4.500%	10/01/39	431	418,685
4.500%	12/01/39	14	13,398
4.500%	03/01/40	28	26,711
4.500%	05/01/40	19	18,036
4.500%	08/01/40	31	29,895
4.500%	08/01/40	47	45,704
4.500%	10/01/40	36	34,808
4.500%	11/01/40	28	26,929
4.500%	12/01/40	169	164,103
4.500%	01/01/41	46	44,329
4.500%	02/01/41	6	5,654
4.500%	02/01/41	8	7,463
4.500%	02/01/41	8	7,740
4.500%	02/01/41	17	16,169
4.500%	03/01/41	39	37,733
4.500%	04/01/41	62	59,782
4.500%	04/01/41	111	107,605
4.500%	07/01/41	317	306,806
4.500%	10/01/41	336	325,780
4.500%	01/01/42	16	16,003
4.500%	03/01/42	279	270,752
4.500%	05/01/42	18	17,453
4.500%	03/01/44	5	5,191
4.500%	03/01/44	13	12,421
4.500%	03/01/44	15	14,323
4.500%	06/01/44	220	211,260
4.500%	08/01/46	35	33,391
4.500%	12/01/48	309	295,395
4.500%	05/01/50	132	125,628
4.500%	05/01/52	10,531	9,914,930
4.500%	06/01/52	10,304	9,710,504
4.500%	07/01/52	4,667	4,393,254
4.500%	09/01/52	14,711	13,864,057

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/52	19,355	$18,241,620
4.500%	11/01/52	800	753,314
4.500%	12/01/52	200	188,156
5.000%	07/01/33	—(r)	186
5.000%	11/01/33	1	1,145
5.000%	11/01/33	1	1,352
5.000%	11/01/33	2	2,075
5.000%	11/01/33	3	2,594
5.000%	07/01/35	398	394,897
5.000%	11/01/35	59	58,966
5.000%	12/01/35	1	649
5.000%	09/01/39	2	2,047
5.000%	04/01/40	3	3,206
5.000%	04/01/40	29	28,653
5.000%	06/01/40	28	28,264
5.000%	07/01/40	2	2,438
5.000%	07/01/40	20	19,885
5.000%	08/01/40	11	11,057
5.000%	08/01/40	32	32,223
5.000%	08/01/40	103	103,039
5.000%	06/01/41	53	53,213
5.000%	07/01/41	3	3,251
5.000%	07/01/41	5	5,092
5.000%	07/01/41	15	15,124
5.000%	07/01/41	21	20,455
5.000%	06/01/52	21,871	21,181,769
5.000%	07/01/52	13,731	13,296,818
5.000%	08/01/52	104	100,483
5.000%	10/01/52	3,378	3,271,022
5.000%	11/01/52	2,169	2,099,533
5.000%	05/01/53	513	496,624
5.000%	04/01/54	2,324	2,251,338
5.000%	07/01/54	908	877,093
5.500%	03/01/34	13	12,890
5.500%	07/01/35	8	8,121
5.500%	06/01/36	15	14,986
5.500%	01/01/38	242	244,733
5.500%	06/01/41	92	92,512
5.500%	08/01/52	4,374	4,328,034
5.500%	09/01/52	4,969	4,915,958
5.500%	10/01/52	12,839	12,694,447
5.500%	11/01/52	32,813	32,396,212
5.500%	12/01/52	12,317	12,187,222
5.500%	08/01/53	4,678	4,640,351
5.500%	10/01/53	193	190,205
5.500%	02/01/54	1,280	1,271,053
5.500%	05/01/54	515	508,203
5.500%	05/01/54	1,992	1,976,850
5.500%	09/01/54	1,172	1,160,829
5.500%	10/01/54	6,817	6,729,627
6.000%	10/01/32	—(r)	46
6.000%	03/01/33	2	2,513
6.000%	12/01/33	6	6,112
6.000%	12/01/33	66	68,000
6.000%	06/01/37	—(r)	496
6.000%	01/01/38	3	2,944
6.000%	07/01/38	2	2,034
6.000%	08/01/38	4	3,659

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	08/01/52	1,142		$1,153,237
6.000%	09/01/52	6,501		6,540,763
6.000%	06/01/54	392		396,586
6.000%	06/01/54	1,730		1,749,470
6.000%	07/01/54	851		860,755
6.250%	07/15/32	240		265,409
6.500%	08/01/36	5		4,773
6.500%	09/01/39	12		12,291
6.500%	01/01/53	8,609		8,816,262
6.500%	01/01/54	348		357,000
7.000%	06/01/32	—(r	)	461
7.000%	06/01/32	1		617
7.000%	01/01/53	2,622		2,718,470
7.000%	06/01/54	716		744,879
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
6.848%(c)	04/01/37	13		13,545
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.028%, Floor 1.733%)
6.108%(c)	02/01/37	5		5,514
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.074%, Floor 1.750%)
6.125%(c)	02/01/35	1		1,443
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.253%, Floor 1.750%)
7.567%(c)	07/01/41	73		74,518
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.418%, Floor 1.750%)
6.605%(c)	12/01/40	38		39,645
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.719%, Floor 1.815%)
6.311%(c)	01/01/37	1		1,471
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.831% (Cap 10.038%, Floor 1.831%)
6.858%(c)	03/01/36	2		1,598
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.916% (Cap 10.573%, Floor 1.916%)
6.291%(c)	02/01/37	1		1,310
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.923% (Cap 7.703%, Floor 1.923%)
7.164%(c)	10/01/42	10		9,844
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.579%(c)	12/01/36	1		515
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.796%(c)	11/01/36	2		2,113
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	2		1,991
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
7.079%(c)	10/01/36	—(r	)	300
Federal National Mortgage Assoc.
1.500%	04/01/37	2,689		2,307,706
1.500%	09/01/41	59		46,918
1.500%	01/01/42	2,900		2,290,246
1.500%	02/01/42	21		16,465

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.500%	12/01/50	39,639	$29,364,953
1.500%	01/01/51	3,345	2,473,870
1.500%	02/01/51	90,452	67,010,229
1.500%	03/01/51	15,751	11,662,824
2.000%	07/01/28	3	3,037
2.000%	05/01/36	342	302,113
2.000%	09/01/36	1,253	1,112,184
2.000%	03/01/37	4,246	3,750,707
2.000%	04/01/37	7,464	6,592,766
2.000%	05/01/37	743	656,238
2.000%	06/01/37	71	62,378
2.000%	06/01/37	187	165,056
2.000%	07/01/37	65	57,873
2.000%	08/01/37	1,335	1,179,108
2.000%	03/01/38	2,182	1,929,900
2.000%	02/01/42	217	180,330
2.000%	03/01/42	857	710,491
2.000%	04/01/42	4,807	3,978,127
2.000%	08/01/42	195	160,396
2.000%	07/01/50	117	92,116
2.000%	10/01/50	164	130,441
2.000%	10/01/50	1,291	1,014,369
2.000%	11/01/50	98	76,887
2.000%	11/01/50	10,891	8,556,297
2.000%	12/01/50	18	13,941
2.000%	12/01/50	10,829	8,496,720
2.000%	01/01/51	12	9,196
2.000%	01/01/51	15,724	12,275,873
2.000%	02/01/51	19	15,207
2.000%	02/01/51	7,621	5,980,040
2.000%	03/01/51	58,252	45,693,171
2.000%	04/01/51(k)(kk)	160,203	125,638,811
2.000%	05/01/51	47	37,182
2.000%	05/01/51	7,997	6,270,237
2.000%	07/01/51	25	19,841
2.000%	07/01/51	47	37,164
2.000%	07/01/51	52	40,790
2.000%	08/01/51	3,073	2,399,651
2.000%	12/01/51	3,223	2,544,517
2.000%	01/01/52	1,316	1,027,257
2.000%	02/01/52	2,024	1,591,421
2.000%	02/01/52	2,581	2,035,856
2.000%	02/01/52	2,679	2,119,711
2.000%	02/01/52	5,757	4,501,179
2.000%	03/01/52	34	26,980
2.000%	03/01/52	1,202	951,213
2.000%	03/01/52	11,938	9,302,544
2.000%	04/01/52	325	253,471
2.000%	04/01/52	1,570	1,224,641
2.500%	TBA	33,000	26,874,375
2.500%	11/01/29	6	5,353
2.500%	05/01/30	9	8,886
2.500%	01/01/31	46	43,839
2.500%	11/01/34	1,609	1,523,516
2.500%	11/01/36	1,650	1,509,837
2.500%	02/01/37	2,392	2,178,432
2.500%	03/01/37	951	864,108
2.500%	04/01/37	738	663,382

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/37	46	$41,959
2.500%	10/01/37	87	78,708
2.500%	07/01/40	34	29,797
2.500%	03/01/42	98	83,736
2.500%	04/01/42	146	124,013
2.500%	08/01/46	72	60,517
2.500%	11/01/46	16	13,432
2.500%	02/01/50	8	6,803
2.500%	02/01/50	20	16,740
2.500%	05/01/50	833	680,558
2.500%	06/01/50	651	539,214
2.500%	07/01/50	20	16,499
2.500%	07/01/50	31	25,390
2.500%	07/01/50	162	133,613
2.500%	07/01/50	1,475	1,221,626
2.500%	07/01/50	2,465	2,046,332
2.500%	08/01/50	3,783	3,114,620
2.500%	09/01/50	1,045	866,564
2.500%	09/01/50	3,598	2,983,794
2.500%	09/01/50	6,115	5,078,183
2.500%	10/01/50	99	82,219
2.500%	11/01/50	1,937	1,597,501
2.500%	12/01/50	10,322	8,492,378
2.500%	01/01/51	573	473,488
2.500%	01/01/51	65,100	53,680,193
2.500%	02/01/51	588	485,078
2.500%	02/01/51	7,782	6,410,072
2.500%	03/01/51	783	645,289
2.500%	04/01/51	572	469,807
2.500%	04/01/51	11,866	9,757,202
2.500%	05/01/51	54	44,644
2.500%	05/01/51	220	178,961
2.500%	05/01/51	285	236,273
2.500%	05/01/51	376	311,141
2.500%	05/01/51	560	459,152
2.500%	05/01/51	712	586,788
2.500%	05/01/51	3,820	3,159,946
2.500%	05/01/51	42,430	34,880,776
2.500%	06/01/51	565	466,990
2.500%	06/01/51	949	792,007
2.500%	06/01/51	3,009	2,494,734
2.500%	06/01/51	15,876	13,045,656
2.500%	07/01/51	5,354	4,399,018
2.500%	08/01/51	37	30,600
2.500%	08/01/51	169	139,588
2.500%	08/01/51	199	162,635
2.500%	08/01/51	482	397,143
2.500%	08/01/51	2,233	1,840,719
2.500%	08/01/51	4,300	3,522,872
2.500%	08/01/51	5,579	4,600,180
2.500%	10/01/51	3,980	3,280,344
2.500%	10/01/51	14,620	11,958,003
2.500%	11/01/51	167	137,566
2.500%	11/01/51	2,301	1,886,863
2.500%	12/01/51	77	63,872
2.500%	12/01/51	119	98,290
2.500%	01/01/52	99	81,902
2.500%	01/01/52	101	83,464

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	01/01/52	634	$518,056
2.500%	01/01/52	2,440	2,006,309
2.500%	01/01/52	3,692	3,028,986
2.500%	01/01/52	6,983	5,751,574
2.500%	02/01/52	205	168,781
2.500%	02/01/52	1,225	999,983
2.500%	03/01/52	54	44,361
2.500%	03/01/52	119	98,310
2.500%	03/01/52	163	134,442
2.500%	03/01/52	423	350,545
2.500%	03/01/52	1,493	1,234,010
2.500%	04/01/52	3,310	2,717,830
2.500%	06/01/52	1,574	1,285,181
3.000%	TBA	8,000	6,794,375
3.000%	01/01/27	29	28,397
3.000%	08/01/27	3	3,178
3.000%	08/01/27	3	3,210
3.000%	10/01/27	9	9,272
3.000%	11/01/27	3	2,818
3.000%	12/01/27	1	1,318
3.000%	12/01/27	6	5,680
3.000%	01/01/28	5	5,205
3.000%	02/01/28	4	4,263
3.000%	03/01/28	5	5,308
3.000%	04/01/28	5	4,587
3.000%	05/01/28	6	6,114
3.000%	06/01/28	6	5,689
3.000%	06/01/28	32	31,714
3.000%	07/01/28	6	5,849
3.000%	08/01/28	7	6,477
3.000%	09/01/28	7	7,236
3.000%	10/01/28	5	4,546
3.000%	11/01/28	3	2,525
3.000%	11/01/28	119	115,995
3.000%	01/01/29	5	5,199
3.000%	02/01/29	128	124,703
3.000%	03/01/29	9	9,070
3.000%	03/01/30	21	20,476
3.000%	09/01/32	53	50,607
3.000%	12/01/32	63	60,813
3.000%	03/01/33	24	22,504
3.000%	08/01/33	14	13,090
3.000%	09/01/33	5	4,605
3.000%	12/01/34	27	25,839
3.000%	12/01/34	93	87,101
3.000%	01/01/35	23	21,914
3.000%	01/01/35	155	145,553
3.000%	05/01/35	1,613	1,508,644
3.000%	06/01/35	333	313,243
3.000%	11/01/36	13	11,727
3.000%	11/01/36	52	48,369
3.000%	12/01/36	15	13,949
3.000%	04/01/37	982	937,687
3.000%	01/01/40	2,052	1,863,444
3.000%	02/01/40	298	270,480
3.000%	04/01/40	124	112,666
3.000%	04/01/40	3,467	3,143,023
3.000%	09/01/42	159	140,358

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/01/42	137	$121,177
3.000%	10/01/42	381	336,082
3.000%	11/01/42	86	75,756
3.000%	11/01/42	88	77,786
3.000%	01/01/43	16	14,525
3.000%	01/01/43	81	71,370
3.000%	02/01/43	3	2,656
3.000%	02/01/43	4	3,675
3.000%	02/01/43	9	7,655
3.000%	02/01/43	16	14,351
3.000%	02/01/43	20	17,293
3.000%	02/01/43	64	56,621
3.000%	02/01/43	120	105,661
3.000%	03/01/43	96	84,632
3.000%	04/01/43	5	4,146
3.000%	04/01/43	1,643	1,449,202
3.000%	05/01/43	1	622
3.000%	05/01/43	8	7,117
3.000%	05/01/43	12	10,771
3.000%	05/01/43	22	19,638
3.000%	05/01/43	36	31,653
3.000%	05/01/43	62	54,911
3.000%	05/01/43	256	226,190
3.000%	07/01/43	76	67,037
3.000%	08/01/43	28	24,336
3.000%	08/01/43	231	201,503
3.000%	09/01/43	374	330,220
3.000%	11/01/43	928	818,149
3.000%	02/01/44	31	27,830
3.000%	12/01/44	1	1,028
3.000%	05/01/45	76	66,215
3.000%	08/01/45	187	163,754
3.000%	05/01/46	1,896	1,638,086
3.000%	06/01/46	376	330,478
3.000%	08/01/46	165	143,314
3.000%	09/01/46	20	16,946
3.000%	10/01/46	87	75,366
3.000%	11/01/46	63	54,432
3.000%	11/01/46	68	58,793
3.000%	11/01/46	86	74,475
3.000%	11/01/46	234	203,092
3.000%	11/01/46	337	293,034
3.000%	11/01/46	624	541,898
3.000%	11/01/46	2,302	2,030,872
3.000%	11/01/46	3,141	2,719,190
3.000%	12/01/46	44	37,970
3.000%	12/01/46	70	60,839
3.000%	12/01/46	72	62,445
3.000%	12/01/46	72	62,453
3.000%	01/01/47	50	43,206
3.000%	01/01/47	4,912	4,245,700
3.000%	01/01/47	12,651	10,974,298
3.000%	02/01/47	101	89,333
3.000%	02/01/47	12,137	10,547,463
3.000%	04/01/47	1,508	1,307,983
3.000%	06/01/47	643	562,139
3.000%	07/01/47	4,589	3,981,025
3.000%	12/01/47	892	776,477

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/01/48	11	$9,698
3.000%	04/01/48	9,344	8,239,309
3.000%	07/01/48	5,959	5,169,077
3.000%	08/01/49	579	504,398
3.000%	09/01/49	3,878	3,367,254
3.000%	11/01/49	139	120,363
3.000%	02/01/50	136	117,634
3.000%	02/01/50	240	207,317
3.000%	02/01/50	20,274	17,612,126
3.000%	05/01/50	25	21,302
3.000%	05/01/50	4,205	3,627,213
3.000%	07/01/50	128	109,181
3.000%	07/01/50	229	197,404
3.000%	07/01/50	751	650,371
3.000%	08/01/50	411	353,517
3.000%	08/01/50	672	577,929
3.000%	09/01/50	28	24,143
3.000%	09/01/50	4,884	4,200,087
3.000%	10/01/50	1,307	1,125,093
3.000%	05/01/51	3,221	2,765,754
3.000%	06/01/51	31	27,099
3.000%	07/01/51	10,263	8,798,562
3.000%	09/01/51	9,555	8,168,949
3.000%	10/01/51	7,469	6,380,857
3.000%	10/01/51	9,339	7,979,574
3.000%	12/01/51	74	63,949
3.000%	12/01/51	135	116,229
3.000%	12/01/51	1,966	1,683,984
3.000%	01/01/52	77	66,376
3.000%	01/01/52	26,952	23,043,920
3.000%	02/01/52	15,619	13,310,204
3.000%	03/01/52	57,774	49,176,455
3.000%	04/01/52	2,708	2,325,455
3.500%	TBA	58,500	51,738,382
3.500%	07/01/30	14	13,905
3.500%	08/01/30	79	77,234
3.500%	07/01/32	256	246,356
3.500%	08/01/32	70	67,790
3.500%	01/01/34	3	3,233
3.500%	01/01/34	6	5,992
3.500%	01/01/34	13	12,401
3.500%	01/01/34	20	19,515
3.500%	05/01/34	472	459,386
3.500%	07/01/34	21	20,243
3.500%	07/01/34	67	63,913
3.500%	08/01/34	84	80,463
3.500%	02/01/35	62	59,324
3.500%	09/01/37	48	45,516
3.500%	06/01/38	20	18,375
3.500%	10/01/41	5	4,828
3.500%	12/01/41	42	38,151
3.500%	03/01/42	102	93,388
3.500%	05/01/42	170	155,351
3.500%	06/01/42	71	64,898
3.500%	06/01/42	150	136,395
3.500%	07/01/42	20	17,927
3.500%	07/01/42	81	73,533
3.500%	07/01/42	326	297,075

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/42	187	$170,029
3.500%	09/01/42	315	285,480
3.500%	09/01/42	528	479,891
3.500%	09/01/42	2,587	2,355,372
3.500%	10/01/42	296	268,297
3.500%	11/01/42	47	43,168
3.500%	01/01/43	51	45,976
3.500%	01/01/43	355	321,616
3.500%	04/01/43	39	35,004
3.500%	05/01/43	490	445,253
3.500%	06/01/43	10	8,824
3.500%	06/01/43	203	184,373
3.500%	06/01/43	205	185,969
3.500%	07/01/43	20	17,780
3.500%	07/01/43	63	57,208
3.500%	07/01/43	75	67,915
3.500%	07/01/43	122	110,922
3.500%	07/01/43	365	332,228
3.500%	08/01/43	56	50,720
3.500%	08/01/43	56	50,901
3.500%	08/01/43	62	56,503
3.500%	09/01/43	27	24,705
3.500%	03/01/44	327	297,832
3.500%	03/01/44	1,344	1,224,882
3.500%	07/01/44	33	30,168
3.500%	04/01/45	—(r)	331
3.500%	04/01/45	10	9,228
3.500%	04/01/45	43	38,877
3.500%	04/01/45	478	435,358
3.500%	05/01/45	29	26,539
3.500%	07/01/45	58	52,039
3.500%	09/01/45	59	52,947
3.500%	11/01/45	12	10,620
3.500%	11/01/45	36	31,916
3.500%	12/01/45	105	95,084
3.500%	12/01/45	816	736,024
3.500%	01/01/46	22	19,591
3.500%	01/01/46	329	296,369
3.500%	03/01/46	3	2,702
3.500%	04/01/46	42	37,502
3.500%	05/01/46	110	99,561
3.500%	06/01/46	98	88,630
3.500%	06/01/46	374	339,502
3.500%	02/01/47	333	299,109
3.500%	02/01/47	1,859	1,692,263
3.500%	04/01/47	393	353,902
3.500%	08/01/47	52	46,251
3.500%	09/01/47	24	21,831
3.500%	10/01/47	105	94,231
3.500%	11/01/47	29	26,430
3.500%	12/01/47	3	3,120
3.500%	12/01/47	22	19,524
3.500%	01/01/48	136	124,033
3.500%	02/01/48	19	16,772
3.500%	02/01/48	602	540,605
3.500%	03/01/48	2,250	2,023,442
3.500%	07/01/48	15,400	13,962,360
3.500%	05/01/49	20	18,229

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/01/49	571	$512,721
3.500%	10/01/49	99	89,402
3.500%	01/01/50	4,528	4,063,621
3.500%	01/01/50	7,901	7,194,541
3.500%	05/01/50	149	133,305
3.500%	07/01/50	1,215	1,092,666
3.500%	08/01/50	150	134,630
3.500%	07/01/51	5,126	4,570,613
3.500%	02/01/52	27,615	24,619,964
3.500%	03/01/52	22,890	20,328,934
3.500%	05/01/52	22	19,264
3.500%	05/01/52	160	141,453
3.500%	05/01/52	23,626	20,939,105
3.500%	06/01/52	25,177	22,392,249
3.500%	08/01/52	45	40,063
4.000%	TBA	39,500	36,117,945
4.000%	11/01/31	16	16,110
4.000%	07/01/35	670	655,583
4.000%	06/01/39	140	133,138
4.000%	09/01/40	251	236,693
4.000%	11/01/40	32	30,197
4.000%	11/01/40	233	219,647
4.000%	12/01/40	291	270,832
4.000%	01/01/41	35	32,929
4.000%	01/01/41	191	180,287
4.000%	02/01/41	11	10,405
4.000%	02/01/41	21	19,617
4.000%	02/01/41	27	25,761
4.000%	02/01/41	44	41,860
4.000%	02/01/41	118	111,300
4.000%	02/01/41	400	377,291
4.000%	03/01/41	313	295,279
4.000%	04/01/41	103	96,958
4.000%	10/01/41	125	117,848
4.000%	11/01/41	106	100,304
4.000%	01/01/42	9	8,736
4.000%	01/01/42	146	137,107
4.000%	01/01/42	4,617	4,350,328
4.000%	02/01/42	16	14,733
4.000%	02/01/42	109	102,012
4.000%	02/01/42	162	152,606
4.000%	08/01/42	402	381,143
4.000%	01/01/43	7	6,917
4.000%	10/01/43	67	63,082
4.000%	03/01/44	101	94,563
4.000%	02/01/45	237	222,188
4.000%	03/01/45	94	88,703
4.000%	05/01/45	77	71,124
4.000%	07/01/45	40	36,912
4.000%	09/01/45	72	66,826
4.000%	09/01/45	1,349	1,272,494
4.000%	10/01/45	40	37,447
4.000%	10/01/45	2,419	2,281,595
4.000%	11/01/45	4	3,904
4.000%	12/01/45	66	60,725
4.000%	01/01/46	27	25,300
4.000%	02/01/46	35	32,172
4.000%	03/01/46	9	8,755

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/01/46	242	$228,449
4.000%	03/01/46	260	245,037
4.000%	04/01/46	36	33,716
4.000%	07/01/46	28	26,177
4.000%	09/01/46	63	58,223
4.000%	12/01/46	4	3,673
4.000%	02/01/47	1,534	1,424,920
4.000%	07/01/47	790	733,803
4.000%	09/01/47	250	231,417
4.000%	10/01/47	48	44,430
4.000%	10/01/47	920	855,944
4.000%	11/01/47	228	211,856
4.000%	12/01/47	54	49,557
4.000%	10/01/48	949	884,178
4.000%	11/01/48	185	171,703
4.000%	12/01/49	270	249,837
4.000%	04/01/52	14,565	13,325,283
4.000%	05/01/52	37	34,377
4.000%	05/01/52(k)	59,771	54,777,107
4.000%	06/01/52	7,653	7,011,077
4.000%	07/01/52	9,927	9,088,789
4.000%	08/01/52	8,163	7,564,388
4.000%	09/01/52	1,051	962,426
4.000%	11/01/52	151	138,693
4.000%	12/01/52	842	770,785
4.500%	TBA	28,000	26,333,225
4.500%	09/01/35	8	8,166
4.500%	03/01/39	66	65,091
4.500%	05/01/39	272	264,154
4.500%	06/01/39	34	33,304
4.500%	08/01/39	94	91,854
4.500%	09/01/39	112	108,804
4.500%	11/01/39	31	30,051
4.500%	12/01/39	163	157,824
4.500%	12/01/39	396	383,687
4.500%	03/01/40	4	3,585
4.500%	04/01/40	248	240,517
4.500%	07/01/40	27	26,536
4.500%	08/01/40	20	19,282
4.500%	09/01/40	289	280,100
4.500%	10/01/40	11	10,784
4.500%	11/01/40	418	405,502
4.500%	12/01/40	30	29,012
4.500%	12/01/40	47	46,025
4.500%	12/01/40	206	200,081
4.500%	12/01/40	403	390,993
4.500%	02/01/41	47	45,298
4.500%	02/01/41	49	47,270
4.500%	02/01/41	69	66,786
4.500%	02/01/41	129	125,197
4.500%	04/01/41	421	407,953
4.500%	05/01/41	5	4,692
4.500%	05/01/41	10	10,037
4.500%	05/01/41	396	383,903
4.500%	06/01/41	30	28,507
4.500%	06/01/41	33	32,276
4.500%	08/01/41	6	5,800
4.500%	10/01/41	5	5,041

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/41	9		$8,472
4.500%	11/01/41	6		6,132
4.500%	11/01/41	124		119,776
4.500%	04/01/42	53		51,281
4.500%	08/01/42	13		12,567
4.500%	09/01/42	10		9,447
4.500%	09/01/42	19		18,403
4.500%	10/01/42	75		72,528
4.500%	09/01/43	22		21,071
4.500%	11/01/43	17		16,058
4.500%	01/01/44	12		11,996
4.500%	01/01/44	33		31,518
4.500%	04/01/44	20		18,812
4.500%	06/01/44	23		21,892
4.500%	10/01/44	68		64,867
4.500%	02/01/45	16		15,518
4.500%	02/01/45	34		32,568
4.500%	10/01/45	41		39,289
4.500%	10/01/45	507		489,504
4.500%	02/01/46	59		57,425
4.500%	03/01/46	12		11,791
4.500%	03/01/46	58		56,034
4.500%	06/01/46	8		7,202
4.500%	07/01/46	41		39,671
4.500%	11/01/46	25		23,757
4.500%	12/01/46	49		46,798
4.500%	01/01/47	9		8,315
4.500%	01/01/47	14		13,056
4.500%	02/01/47	24		23,033
4.500%	05/01/47	85		82,509
4.500%	11/01/47	673		644,710
4.500%	06/01/48	359		342,737
4.500%	08/01/48	145		138,018
4.500%	12/01/48	501		477,899
4.500%	12/01/48	2,466		2,350,577
4.500%	09/01/49	2,373		2,265,871
4.500%	11/01/49	4		4,207
4.500%	01/01/50	122		116,307
4.500%	05/01/50	100		95,172
4.500%	05/01/52	1,099		1,036,096
4.500%	06/01/52	58,413		55,032,024
4.500%	07/01/52	10,236		9,646,628
4.500%	08/01/52	19,509		18,386,423
4.500%	09/01/52	9,995		9,419,731
4.500%	10/01/52	523		492,959
5.000%	TBA	49,000		47,288,655
5.000%	09/01/25	—(r	)	41
5.000%	10/01/33	4		4,306
5.000%	11/01/33	1		1,055
5.000%	11/01/33	26		25,439
5.000%	04/01/34	3		2,660
5.000%	07/01/34	3		2,851
5.000%	10/01/34	2		1,567
5.000%	03/01/35	121		120,472
5.000%	04/01/35	14		13,791
5.000%	04/01/35	137		135,438
5.000%	05/01/35	16		15,483
5.000%	06/01/35	4		4,222

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/01/35	8	$7,654
5.000%	06/01/35	16	16,206
5.000%	07/01/35	1	911
5.000%	07/01/35	3	2,956
5.000%	07/01/35	4	3,961
5.000%	09/01/35	10	10,077
5.000%	10/01/35	26	25,578
5.000%	10/01/35	107	105,639
5.000%	10/01/35	223	220,912
5.000%	03/01/36	39	39,255
5.000%	12/01/36	4	3,615
5.000%	12/01/36	136	135,285
5.000%	07/01/37	2	2,439
5.000%	07/01/37	367	364,050
5.000%	02/01/38	14	13,824
5.000%	05/01/38	95	93,973
5.000%	06/01/39	12	11,601
5.000%	06/01/39	55	54,104
5.000%	06/01/40	27	26,511
5.000%	06/01/40	45	44,808
5.000%	06/01/40	61	60,504
5.000%	08/01/40	89	88,878
5.000%	04/01/41	187	186,185
5.000%	06/01/41	11	11,039
5.000%	06/01/41	28	27,775
5.000%	07/01/41	68	67,116
5.000%	08/01/41	5	4,798
5.000%	09/01/41	75	74,454
5.000%	10/01/41	46	45,707
5.000%	01/01/42	100	99,430
5.000%	02/01/42	41	41,238
5.000%	05/01/42	64	63,520
5.000%	07/01/42	137	136,992
5.000%	11/01/44	181	180,128
5.000%	07/01/45	481	479,529
5.000%	12/01/47	892	885,688
5.000%	02/01/49	526	518,628
5.000%	05/01/52	3,634	3,521,390
5.000%	06/01/52	11,493	11,129,796
5.000%	07/01/52	33,859	32,755,044
5.000%	08/01/52	911	882,657
5.000%	10/01/52	47	45,181
5.000%	05/01/53	1,048	1,012,547
5.000%	07/01/53	729	705,014
5.000%	07/01/53	1,073	1,037,734
5.000%	09/01/53	1,397	1,353,172
5.000%	11/01/54	5,813	5,612,117
5.301%	08/01/41	42	42,119
5.500%	TBA	31,500	31,082,579
5.500%	04/01/34	2	2,413
5.500%	09/01/34	52	52,374
5.500%	11/01/34	4	4,040
5.500%	12/01/34	13	13,531
5.500%	02/01/35	6	5,564
5.500%	04/01/35	9	9,532
5.500%	11/01/35	10	10,027
5.500%	11/01/35	50	50,314
5.500%	12/01/35	13	13,461

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	12/01/35	62		$62,779
5.500%	01/01/36	2		1,859
5.500%	01/01/36	15		15,558
5.500%	03/01/36	2		2,372
5.500%	03/01/36	3		2,942
5.500%	05/01/36	62		62,394
5.500%	05/01/36	129		130,450
5.500%	07/01/36	287		289,658
5.500%	11/01/36	1		1,188
5.500%	08/01/37	3		3,198
5.500%	08/01/37	14		13,866
5.500%	08/01/37	20		20,188
5.500%	08/01/37	78		78,495
5.500%	08/01/37	135		136,988
5.500%	08/01/37	145		146,374
5.500%	09/01/37	55		55,600
5.500%	02/01/38	19		19,596
5.500%	02/01/38	129		130,913
5.500%	09/01/38	75		75,383
5.500%	04/01/39	41		41,386
5.500%	05/01/39	43		43,091
5.500%	03/01/40	78		79,206
5.500%	09/01/41	1		507
5.500%	09/01/41	127		127,346
5.500%	07/01/52	935		924,847
5.500%	08/01/52	219		216,705
5.500%	10/01/52	284		281,773
5.500%	11/01/52	3,127		3,108,607
5.500%	11/01/52	81,666		81,021,089
5.500%	12/01/52	14,476		14,323,281
5.500%	01/01/53	4,680		4,621,721
5.500%	03/01/53	1,170		1,155,415
5.500%	06/01/53	49		48,569
5.500%	08/01/53	1,355		1,338,559
5.500%	09/01/53	1,249		1,233,053
5.500%	02/01/54	913		906,560
5.500%	05/01/54	1,033		1,023,405
5.500%	09/01/54	8,964		8,849,113
6.000%	11/01/32	3		3,099
6.000%	03/01/33	3		3,040
6.000%	04/01/33	3		3,210
6.000%	02/01/34	72		73,590
6.000%	08/01/34	2		2,531
6.000%	11/01/34	2		2,068
6.000%	11/01/34	134		137,264
6.000%	04/01/35	3		2,700
6.000%	04/01/35	3		2,899
6.000%	11/01/35	24		24,357
6.000%	12/01/35	5		4,749
6.000%	02/01/36	176		180,411
6.000%	04/01/36	—(r	)	16
6.000%	05/01/36	41		42,851
6.000%	05/01/36	50		51,309
6.000%	06/01/36	5		5,629
6.000%	09/01/36	5		5,155
6.000%	09/01/36	350		357,316
6.000%	11/01/36	11		11,758
6.000%	12/01/36	2		2,184

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	01/01/37	—(r	)	$22
6.000%	01/01/37	4		4,649
6.000%	02/01/37	4		3,865
6.000%	02/01/37	44		45,327
6.000%	03/01/37	20		20,398
6.000%	03/01/37	117		120,937
6.000%	03/01/37	297		307,590
6.000%	05/01/37	—(r	)	90
6.000%	05/01/37	2		2,389
6.000%	06/01/37	6		5,792
6.000%	08/01/37	40		40,671
6.000%	08/01/37	224		228,351
6.000%	10/01/37	5		4,664
6.000%	02/01/38	14		14,385
6.000%	03/01/38	180		186,920
6.000%	04/01/38	7		7,004
6.000%	05/01/38	43		44,613
6.000%	08/01/38	6		6,365
6.000%	09/01/38	8		7,978
6.000%	10/01/38	37		38,112
6.000%	12/01/38	2		1,900
6.000%	04/01/39	3		2,627
6.000%	06/01/39	47		48,593
6.000%	09/01/39	214		222,082
6.000%	10/01/39	57		59,556
6.000%	01/01/40	2		2,350
6.000%	02/01/40	27		27,657
6.000%	10/01/40	50		51,591
6.000%	07/01/41	38		39,827
6.000%	09/01/52	8,643		8,695,496
6.000%	11/01/52	7,706		7,756,771
6.000%	11/01/52	30,921		31,086,476
6.000%	12/01/52	17,730		17,842,146
6.000%	01/01/53	2,664		2,711,508
6.000%	02/01/53	2,962		3,014,457
6.000%	05/01/53	1,360		1,381,902
6.000%	09/01/53	1,148		1,160,726
6.000%	01/01/54	6,188		6,218,151
6.000%	08/01/54	2,884		2,921,053
6.500%	07/01/32	2		1,590
6.500%	07/01/32	12		12,233
6.500%	07/01/32	20		20,909
6.500%	12/01/32	2		2,162
6.500%	12/01/32	5		5,089
6.500%	07/01/35	6		5,900
6.500%	12/01/35	50		52,017
6.500%	07/01/36	1		919
6.500%	07/01/36	200		206,099
6.500%	08/01/36	8		8,244
6.500%	08/01/36	34		34,861
6.500%	08/01/36	43		43,946
6.500%	09/01/36	22		22,588
6.500%	09/01/36	91		94,179
6.500%	10/01/36	2		2,528
6.500%	10/01/36	45		46,575
6.500%	11/01/36	2		2,306
6.500%	11/01/36	4		4,099
6.500%	12/01/36	1		1,198

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	10/01/37	37		$38,987
6.500%	10/01/37	147		153,771
6.500%	08/01/38	15		15,515
6.500%	06/01/39	12		11,843
6.500%	10/01/39	57		59,924
6.500%	05/01/40	51		52,799
6.500%	05/01/40	59		61,429
6.500%	01/01/53	4,658		4,759,117
6.500%	10/01/53	766		787,024
6.500%	11/01/53	2,938		3,011,744
6.500%	01/01/54	587		603,393
6.500%	02/01/54	5,545		5,660,603
6.500%	05/01/54	2,471		2,545,334
6.740%	02/01/39	14		14,070
7.000%	01/01/31	—(r	)	42
7.000%	04/01/32	—(r	)	42
7.000%	04/01/37	15		15,114
7.000%	03/01/54	719		750,969
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1		1,464
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.539% (Cap 9.868%, Floor 1.539%)
6.835%(c)	07/01/35	1		890
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
6.487%(c)	12/01/35	4		3,991
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.529%(c)	08/01/37	1		873
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
6.700%(c)	11/01/37	8		7,955
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.701%, Floor 1.800%)
6.111%(c)	01/01/42	31		32,343
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.810% (Cap 8.515%, Floor 1.810%)
7.133%(c)	12/01/40	51		53,093
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.595%, Floor 1.818%)
6.297%(c)	02/01/42	7		7,123
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.871% (Cap 11.075%, Floor 1.871%)
7.812%(c)	08/01/36	2		2,392
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.381%(c)	12/01/35	1		1,323
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285		197,674
Government National Mortgage Assoc.
1.500%	12/20/36	273		236,015
1.500%	01/20/37	367		317,757
1.500%	05/20/37	644		557,156
2.000%	10/20/50	1,108		886,935
2.000%	12/20/50	15,786		12,652,262
2.000%	01/20/51	8,068		6,458,179
2.000%	02/20/51	37,774		30,259,168

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/20/51	2,309	$1,849,124
2.000%	07/20/51	4,375	3,501,927
2.000%	08/20/51	5,149	4,122,160
2.000%	01/20/52	283	226,531
2.000%	03/20/52	1,136	909,630
2.500%	08/20/50	1,333	1,117,736
2.500%	03/20/51	9,802	8,192,048
2.500%	04/20/51	6,323	5,284,617
2.500%	05/20/51	6,380	5,336,569
2.500%	08/20/51	24,104	20,143,853
2.500%	09/20/51	64,301	53,736,338
2.500%	10/20/51	13,991	11,692,560
2.500%	11/20/51	3,319	2,773,956
2.500%	03/20/52	2,951	2,465,907
2.500%	04/20/52	232	193,806
3.000%	10/15/42	15	13,135
3.000%	12/15/42	5	4,189
3.000%	05/15/43	13	11,340
3.000%	06/15/43	1	1,316
3.000%	07/15/43	29	26,222
3.000%	08/20/43	340	301,450
3.000%	09/20/43	324	286,712
3.000%	01/20/44	35	30,693
3.000%	02/20/44	114	100,862
3.000%	05/20/45	1,956	1,729,945
3.000%	10/20/45	127	111,938
3.000%	05/20/46	54	47,123
3.000%	05/20/46	113	98,087
3.000%	05/20/46	321	282,403
3.000%	06/20/46	141	123,766
3.000%	06/20/46	275	238,777
3.000%	07/20/46	73	63,415
3.000%	07/20/46	105	90,906
3.000%	07/20/46	156	137,562
3.000%	07/20/46	161	139,301
3.000%	07/20/46	332	287,673
3.000%	07/20/46	333	289,186
3.000%	08/20/46	92	79,417
3.000%	08/20/46	140	121,747
3.000%	08/20/46	154	133,025
3.000%	09/20/46	72	62,634
3.000%	09/20/46	82	71,398
3.000%	09/20/46	88	77,194
3.000%	10/20/46	2,742	2,407,916
3.000%	11/20/46	707	621,788
3.000%	09/20/47	11	9,264
3.000%	08/20/49	212	182,691
3.000%	10/20/49	469	399,696
3.000%	12/20/49	6	5,419
3.000%	01/20/50	11	9,148
3.000%	04/20/50	117	101,641
3.000%	05/20/50	954	821,682
3.000%	07/20/50	133	115,143
3.000%	07/20/50	221	188,364
3.000%	05/20/51	2,064	1,793,552
3.000%	06/20/51	797	692,623
3.000%	08/20/51	41,002	35,578,420
3.000%	09/20/51	36,486	31,699,531

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/20/51	3,666	$3,182,907
3.000%	11/20/51	24,658	21,396,015
3.000%	06/20/52	1,979	1,716,895
3.500%	09/15/41	31	28,024
3.500%	11/15/41	21	18,880
3.500%	01/15/42	4	3,475
3.500%	01/15/42	66	60,149
3.500%	02/15/42	21	18,961
3.500%	03/15/42	75	68,531
3.500%	03/20/42	9	8,387
3.500%	05/15/42	22	20,007
3.500%	05/20/42	14	12,505
3.500%	06/15/42	15	14,059
3.500%	06/20/42	157	143,461
3.500%	07/15/42	7	6,147
3.500%	07/15/42	14	12,657
3.500%	07/15/42	27	24,970
3.500%	07/15/42	33	29,868
3.500%	08/20/42	263	240,545
3.500%	11/20/42	5	4,757
3.500%	12/20/42	137	125,448
3.500%	01/15/43	14	13,037
3.500%	01/20/43	27	25,044
3.500%	02/15/43	22	20,470
3.500%	02/20/43	9	8,379
3.500%	03/20/43	334	300,519
3.500%	03/20/43	1,581	1,445,146
3.500%	04/15/43	31	28,493
3.500%	04/20/43	44	40,393
3.500%	05/15/43	6	5,612
3.500%	05/20/43	840	767,446
3.500%	07/15/43	85	78,051
3.500%	08/20/43	10	9,120
3.500%	09/20/43	35	32,161
3.500%	10/15/43	5	4,769
3.500%	11/15/43	443	405,884
3.500%	12/15/43	119	108,702
3.500%	01/15/44	19	17,152
3.500%	03/20/44	1	1,173
3.500%	10/20/44	52	46,846
3.500%	02/15/45	58	53,492
3.500%	02/20/45	176	158,642
3.500%	07/20/45	100	90,330
3.500%	10/20/45	6	5,445
3.500%	02/20/46	20	17,860
3.500%	03/20/46	755	686,530
3.500%	04/20/46	9	7,996
3.500%	04/20/46	27	24,344
3.500%	05/20/46	3	2,342
3.500%	05/20/46	3	3,053
3.500%	05/20/46	5	4,645
3.500%	05/20/46	5	4,764
3.500%	05/20/46	7	6,360
3.500%	05/20/46	10	9,351
3.500%	05/20/46	67	60,895
3.500%	06/20/46	6	5,285
3.500%	06/20/46	7	6,155
3.500%	06/20/46	7	6,265

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/20/46	8	$6,799
3.500%	06/20/46	29	25,856
3.500%	06/20/46	1,887	1,707,271
3.500%	07/20/46	172	155,415
3.500%	07/20/46	546	495,224
3.500%	09/20/46	174	157,173
3.500%	10/20/46	2,014	1,823,000
3.500%	11/20/46	98	88,875
3.500%	07/20/47	55	49,425
3.500%	12/20/47	1,472	1,330,170
3.500%	02/20/48	60	54,434
3.500%	02/20/48	82	74,310
3.500%	08/20/48	907	819,199
3.500%	09/20/48	1,543	1,394,907
3.500%	12/20/49	1	891
3.500%	12/20/49	3	2,812
3.500%	12/20/49	4	3,561
3.500%	01/20/50	670	603,503
3.500%	03/20/50	1,222	1,107,121
3.500%	04/20/50	169	152,078
3.500%	05/20/50	254	229,062
3.500%	11/20/50	278	250,705
3.500%	10/20/51	9,404	8,438,456
3.500%	12/20/51	83,107	74,479,737
3.500%	01/20/52	16,545	14,813,145
3.500%	03/20/52	27,354	24,464,997
3.500%	04/20/52	1,672	1,495,427
4.000%	09/20/25	1	1,189
4.000%	11/20/25	3	3,382
4.000%	01/20/26	1	1,274
4.000%	01/20/40	104	98,941
4.000%	10/20/40	108	101,886
4.000%	02/15/41	3	2,460
4.000%	02/20/41	139	131,749
4.000%	03/15/41	2	2,220
4.000%	03/20/41	110	103,855
4.000%	05/20/41	218	206,775
4.000%	10/15/41	11	10,765
4.000%	10/15/41	44	41,546
4.000%	10/15/41	50	46,988
4.000%	10/20/41	307	290,564
4.000%	11/20/41	43	40,320
4.000%	12/20/41	21	19,644
4.000%	04/20/42	12	10,953
4.000%	09/20/42	21	19,635
4.000%	11/20/42	18	16,876
4.000%	08/20/43	8	7,477
4.000%	01/20/44	38	36,047
4.000%	02/20/44	12	11,404
4.000%	03/20/45	1,199	1,128,764
4.000%	08/20/45	79	74,574
4.000%	09/20/45	852	801,189
4.000%	01/20/46	20	19,071
4.000%	05/20/46	24	22,851
4.000%	12/20/46	402	375,640
4.000%	01/15/47	8	7,856
4.000%	01/15/47	10	9,263
4.000%	06/20/47	830	775,510

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	07/20/47	35	$32,639
4.000%	09/20/47	785	732,908
4.000%	12/20/47	186	173,916
4.000%	01/20/48	275	255,416
4.000%	01/20/48	1,217	1,134,966
4.000%	02/20/49	179	166,904
4.000%	05/20/49	80	74,690
4.000%	10/20/50	1,698	1,581,411
4.000%	04/20/52	5,466	5,042,541
4.000%	08/20/52	15,284	14,086,217
4.000%	10/20/52	4,094	3,773,379
4.500%	04/20/35	5	4,929
4.500%	05/15/39	3	2,856
4.500%	08/15/39	20	19,200
4.500%	09/15/39	99	95,825
4.500%	09/20/39	1	1,310
4.500%	10/15/39	8	7,528
4.500%	11/15/39	4	3,752
4.500%	11/15/39	6	6,007
4.500%	11/20/39	29	27,851
4.500%	02/15/40	12	11,583
4.500%	02/20/40	251	244,064
4.500%	03/15/40	26	25,413
4.500%	05/20/40	472	458,128
4.500%	06/15/40	1	1,150
4.500%	06/15/40	10	9,481
4.500%	06/15/40	11	10,589
4.500%	06/15/40	37	35,553
4.500%	06/15/40	113	109,713
4.500%	07/15/40	1	963
4.500%	07/15/40	3	3,273
4.500%	08/15/40	17	16,446
4.500%	09/15/40	52	50,477
4.500%	09/20/40	119	115,330
4.500%	10/15/40	5	4,990
4.500%	11/20/40	63	61,294
4.500%	12/20/40	285	276,574
4.500%	01/20/41	12	12,032
4.500%	02/20/41	280	271,340
4.500%	03/15/41	45	43,775
4.500%	03/20/41	314	304,795
4.500%	05/20/41	1	759
4.500%	05/20/41	21	19,967
4.500%	06/20/41	4	3,442
4.500%	07/20/41	39	37,405
4.500%	08/20/41	241	234,141
4.500%	11/20/41	630	611,613
4.500%	02/20/42	1	913
4.500%	05/20/42	6	6,065
4.500%	06/20/43	1	1,140
4.500%	06/20/44	1	1,075
4.500%	10/20/44	1	1,038
4.500%	01/20/45	1	949
4.500%	09/15/45	188	181,568
4.500%	01/20/46	138	132,671
4.500%	03/20/46	2	1,586
4.500%	05/20/46	1	1,203
4.500%	07/20/46	55	52,700

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/20/46	92		$89,058
4.500%	09/20/46	78		74,660
4.500%	11/20/46	71		68,327
4.500%	01/20/47	202		194,881
4.500%	03/20/47	143		137,024
4.500%	08/20/48	301		288,767
4.500%	09/20/48	46		43,223
4.500%	04/20/49	26		25,051
4.500%	09/20/49	360		340,987
4.500%	07/20/52	2,620		2,482,326
4.500%	08/20/52	28,517		27,016,305
4.500%	10/20/52	1,535		1,453,371
4.500%	04/20/53	1,233		1,167,141
4.500%	10/20/54	3,149		2,978,176
5.000%	01/20/33	1		549
5.000%	05/20/33	4		3,498
5.000%	11/15/33	1		1,425
5.000%	03/20/34	—(r	)	380
5.000%	05/15/34	66		65,074
5.000%	12/20/34	3		2,870
5.000%	02/20/35	2		2,432
5.000%	03/20/35	2		2,065
5.000%	06/20/35	—(r	)	391
5.000%	08/20/35	2		1,852
5.000%	12/20/35	3		2,515
5.000%	01/20/36	1		765
5.000%	03/20/36	3		3,423
5.000%	04/15/39	3		2,555
5.000%	04/20/39	3		2,896
5.000%	07/20/39	44		43,851
5.000%	08/15/39	3		3,396
5.000%	09/15/39	36		35,566
5.000%	10/15/39	7		6,965
5.000%	10/15/39	25		24,822
5.000%	10/20/39	2		2,200
5.000%	12/15/39	5		4,642
5.000%	01/15/40	4		3,951
5.000%	02/15/40	70		69,398
5.000%	02/15/40	72		71,514
5.000%	04/15/40	33		32,606
5.000%	05/20/40	185		184,320
5.000%	06/15/40	22		21,718
5.000%	06/15/40	29		28,825
5.000%	06/20/40	134		133,346
5.000%	07/15/40	3		2,952
5.000%	08/15/40	7		7,217
5.000%	08/20/40	102		101,344
5.000%	09/15/40	5		5,357
5.000%	09/15/40	6		6,006
5.000%	09/20/40	66		65,977
5.000%	10/20/40	21		21,312
5.000%	11/20/40	11		11,441
5.000%	03/20/41	137		136,396
5.000%	06/20/41	7		7,273
5.000%	08/20/41	151		150,445
5.000%	08/20/42	1		1,214
5.000%	11/20/42	8		8,357
5.000%	06/20/47	166		164,131

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/20/47	28		$27,468
5.000%	08/20/47	11		10,421
5.000%	10/20/47	20		19,382
5.000%	11/20/47	102		100,272
5.000%	02/20/48	18		17,662
5.000%	04/20/48	66		65,518
5.000%	05/20/48	6		5,753
5.000%	06/20/48	20		19,496
5.000%	06/20/48	109		107,135
5.000%	09/20/48	642		631,938
5.000%	12/20/48	476		468,577
5.000%	05/20/49	32		31,312
5.000%	08/20/52	4,736		4,609,715
5.000%	09/20/52	3,179		3,093,961
5.000%	10/20/52	1,175		1,143,673
5.000%	10/20/54	4,303		4,177,460
5.500%	10/20/32	—(r	)	426
5.500%	03/20/34	1		1,497
5.500%	01/20/36	292		298,688
5.500%	08/20/38	4		4,283
5.500%	03/20/48	152		154,658
5.500%	04/20/48	115		117,296
5.500%	05/20/48	105		106,118
5.500%	09/20/48	1		1,274
5.500%	10/20/48	31		31,718
5.500%	11/20/48	156		157,107
5.500%	12/20/48	532		537,089
5.500%	01/20/49	129		130,100
5.500%	03/20/49	167		168,880
5.500%	04/20/49	9		9,081
5.500%	06/20/52	232		230,402
5.500%	09/20/54	10,879		10,795,913
6.000%	TBA	13,000		13,085,312
6.000%	12/20/38	458		476,303
6.000%	05/15/40	134		139,883
6.000%	02/20/53	11,624		11,750,715
6.000%	04/20/53	9,511		9,635,867
6.000%	10/20/54	9,615		9,686,388
6.500%	TBA	27,500		27,970,909
7.000%	02/20/29	5		4,829
8.500%	06/15/26	—(r	)	188
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	90		70,406
Tennessee Valley Authority Generic Strips
4.083%(s)	03/15/33	205		134,542
4.148%(s)	09/15/30	240		182,170

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,220,961,668)				3,140,294,190

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds
1.125%	05/15/40	4,690		2,823,527
1.625%	11/15/50(h)(kk)	105,220		54,944,569
2.375%	11/15/49	50,700		32,257,875
3.375%	08/15/42	13,510		11,156,305
3.875%	02/15/43	14,380		12,694,844
4.000%	11/15/42	50,095		45,085,500
4.000%	11/15/52	31,100		27,120,172

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.250%	02/15/54	28,770	$26,288,587
4.250%	08/15/54	16,240	14,859,600
4.375%	08/15/43	13,915	13,101,842
4.500%	02/15/44	43,675	41,723,273
4.500%	11/15/54	41,390	39,527,450
4.750%	11/15/43(h)(k)	57,960	57,262,669
U.S. Treasury Notes
1.500%	01/31/27	18,610	17,599,535
3.500%	09/30/29	675	649,687
3.625%	08/31/29	6,197	6,001,891
4.000%	07/31/29	9,730	9,578,729
4.000%	10/31/29	27,450	26,993,215
4.125%	11/15/27	28,205	28,088,214
4.125%	10/31/29	85,610	84,646,887
4.125%	08/31/30	50,020	49,257,977
4.250%	11/15/34(h)	57,985	56,508,195
4.500%	12/31/31	81,694	81,783,153
4.625%	09/15/26	63,136	63,513,537
4.625%	10/15/26	59,790	60,161,352
4.625%	09/30/28	56,975	57,518,043
U.S. Treasury Strips Coupon
4.568%(s)	11/15/42	58,425	23,579,965
5.276%(s)	05/15/40	40,985	18,904,331

TOTAL U.S. TREASURY OBLIGATIONS (cost $992,899,441)			963,630,924

		Shares

COMMON STOCK — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^		313,445	1,880,670

(cost $380,103)

PREFERRED STOCK — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^		33,275	369,516

(cost $200,700)
TOTAL LONG-TERM INVESTMENTS (cost $10,994,570,103)			10,953,377,593

	Shares	Value

SHORT-TERM INVESTMENTS — 6.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	556,714,789	$556,714,789
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $190,240,165; includes $189,434,927 of cash collateral for securities on loan)(b)(wb)	190,385,817	190,271,586

TOTAL SHORT-TERM INVESTMENTS (cost $746,954,954)		746,986,375

TOTAL INVESTMENTS—103.6% (cost $11,741,525,057)		11,700,363,968
Liabilities in excess of other assets(z) — (3.6)%		(408,601,892)

NET ASSETS — 100.0%		$11,291,762,076

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $42,943,889 and 0.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $184,252,634; cash collateral of $189,434,927 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	6.000%	TBA	01/14/25	$(8,500)	$(8,539,180)
Federal National Mortgage Assoc.	6.000%	TBA	02/13/25	(500)	(501,875)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $9,082,900)					$(9,041,055)

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
3,085	2 Year U.S. Treasury Notes	Mar. 2025	$634,304,925	$(52,711)
1,636	20 Year U.S. Treasury Bonds	Mar. 2025	186,248,375	(3,931,897)
2,781	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	330,678,281	(9,786,339)

				(13,770,947)

Short Positions:
452	5 Year Euro-Bobl	Mar. 2025	55,182,547	725,717
849	5 Year U.S. Treasury Notes	Mar. 2025	90,252,682	830,002
130	10 Year Euro-Bund	Mar. 2025	17,969,097	475,899
397	10 Year U.S. Treasury Notes	Mar. 2025	43,173,750	636,469
30	10 Year U.S. Ultra Treasury Notes	Mar. 2025	3,339,375	93,240

				2,761,327

				$(11,009,620)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/10/25	MSI	GBP	22,813	$28,561,609	$28,557,058	$4,551	$—
Canadian Dollar,
Expiring 01/10/25	MSI	CAD	5,605	4,013,991	3,900,446	113,545	—
Euro,
Expiring 01/10/25	JPM	EUR	134,257	140,064,077	139,125,675	938,402	—

				$172,639,677	$171,583,179	$1,056,498	$—

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/29	1.000%(Q)	2,000	$369,291	$3,368	$365,923	GSI
Dominican Republic (D01)	12/20/29	1.000%(Q)	2,000	70,946	3,368	67,578	GSI
Emirate of Abu Dhabi (D01)	12/20/29	1.000%(Q)	2,000	(51,679)	3,368	(55,047)	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federal Republic of Nigeria (D01)	12/20/29	1.000%(Q)	2,000	$343,650	$3,368	$340,282	GSI
Federation of Malaysia (D01)	12/20/29	1.000%(Q)	3,000	(68,684)	5,052	(73,736)	GSI
Federative Republic of Brazil (D01)	12/20/29	1.000%(Q)	9,000	438,349	15,157	423,192	GSI
Kingdom of Bahrain (D01)	12/20/29	1.000%(Q)	2,000	73,817	3,368	70,449	GSI
Kingdom of Morocco (D01)	12/20/29	1.000%(Q)	2,000	(5,154)	3,368	(8,522)	GSI
Kingdom of Saudi Arabia (D01)	12/20/29	1.000%(Q)	5,000	(80,569)	8,421	(88,990)	GSI
People’s Republic of China (D01)	12/20/29	1.000%(Q)	9,000	(138,661)	15,157	(153,818)	GSI
Republic of Argentina (D01)	12/20/29	1.000%(Q)	2,000	679,112	3,368	675,744	GSI
Republic of Chile (D01)	12/20/29	1.000%(Q)	6,000	(97,146)	10,105	(107,251)	GSI
Republic of Colombia (D01)	12/20/29	1.000%(Q)	7,000	342,921	11,789	331,132	GSI
Republic of Indonesia (D01)	12/20/29	1.000%(Q)	8,000	(76,260)	13,473	(89,733)	GSI
Republic of Panama (D01)	12/20/29	1.000%(Q)	2,000	95,214	3,368	91,846	GSI
Republic of Peru (D01)	12/20/29	1.000%(Q)	3,000	(18,353)	5,052	(23,405)	GSI
Republic of Philippines (D01)	12/20/29	1.000%(Q)	3,000	(41,862)	5,052	(46,914)	GSI
Republic of South Africa (D01)	12/20/29	1.000%(Q)	9,000	356,384	15,157	341,227	GSI
Republic of Turkey (D01)	12/20/29	1.000%(Q)	9,000	611,698	15,157	596,541	GSI
State of Qatar (D01)	12/20/29	1.000%(Q)	2,000	(50,699)	3,368	(54,067)	GSI
Sultanate of Oman (D01)	12/20/29	1.000%(Q)	2,000	2,108	3,368	(1,260)	GSI
United Mexican States (D01)	12/20/29	1.000%(Q)	9,000	156,012	15,157	140,855	GSI
Arab Republic of Egypt (D02)	12/20/29	1.000%(Q)	2,000	369,292	2,203	367,089	BOA
Dominican Republic (D02)	12/20/29	1.000%(Q)	2,000	70,947	2,203	68,744	BOA
Emirate of Abu Dhabi (D02)	12/20/29	1.000%(Q)	2,000	(51,678)	2,203	(53,881)	BOA
Federal Republic of Nigeria (D02)	12/20/29	1.000%(Q)	2,000	343,651	2,203	341,448	BOA
Federation of Malaysia (D02)	12/20/29	1.000%(Q)	3,000	(68,683)	3,304	(71,987)	BOA
Federative Republic of Brazil (D02)	12/20/29	1.000%(Q)	9,000	438,349	9,911	428,438	BOA
Kingdom of Bahrain (D02)	12/20/29	1.000%(Q)	2,000	73,818	2,203	71,615	BOA
Kingdom of Morocco (D02)	12/20/29	1.000%(Q)	2,000	(5,153)	2,203	(7,356)	BOA
Kingdom of Saudi Arabia (D02)	12/20/29	1.000%(Q)	5,000	(80,569)	5,506	(86,075)	BOA
People’s Republic of China (D02)	12/20/29	1.000%(Q)	9,000	(138,661)	9,911	(148,572)	BOA
Republic of Argentina (D02)	12/20/29	1.000%(Q)	2,000	679,113	2,203	676,910	BOA
Republic of Chile (D02)	12/20/29	1.000%(Q)	6,000	(97,146)	6,608	(103,754)	BOA
Republic of Colombia (D02)	12/20/29	1.000%(Q)	7,000	342,922	7,709	335,213	BOA
Republic of Indonesia (D02)	12/20/29	1.000%(Q)	8,000	(76,259)	8,810	(85,069)	BOA
Republic of Panama (D02)	12/20/29	1.000%(Q)	2,000	95,214	2,203	93,011	BOA
Republic of Peru (D02)	12/20/29	1.000%(Q)	3,000	(18,352)	3,304	(21,656)	BOA
Republic of Philippines (D02)	12/20/29	1.000%(Q)	3,000	(41,861)	3,304	(45,165)	BOA
Republic of South Africa (D02)	12/20/29	1.000%(Q)	9,000	356,384	9,911	346,473	BOA
Republic of Turkey (D02)	12/20/29	1.000%(Q)	9,000	611,698	9,911	601,787	BOA
State of Qatar (D02)	12/20/29	1.000%(Q)	2,000	(50,698)	2,203	(52,901)	BOA
Sultanate of Oman (D02)	12/20/29	1.000%(Q)	2,000	2,109	2,203	(94)	BOA
United Mexican States (D02)	12/20/29	1.000%(Q)	9,000	156,012	9,911	146,101	BOA
Arab Republic of Egypt (D03)	12/20/29	1.000%(Q)	2,000	369,292	2,533	366,759	BOA
Dominican Republic (D03)	12/20/29	1.000%(Q)	2,000	70,946	2,533	68,413	BOA
Emirate of Abu Dhabi (D03)	12/20/29	1.000%(Q)	2,000	(51,678)	2,533	(54,211)	BOA
Federal Republic of Nigeria (D03)	12/20/29	1.000%(Q)	2,000	343,650	2,533	341,117	BOA
Federation of Malaysia (D03)	12/20/29	1.000%(Q)	3,000	(68,684)	3,799	(72,483)	BOA
Federative Republic of Brazil (D03)	12/20/29	1.000%(Q)	9,000	438,349	11,398	426,951	BOA

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Bahrain (D03)	12/20/29	1.000	%(Q)	2,000	$73,818	$2,533	$71,285	BOA
Kingdom of Morocco (D03)	12/20/29	1.000	%(Q)	2,000	(5,153)	2,533	(7,686)	BOA
Kingdom of Saudi Arabia (D03)	12/20/29	1.000	%(Q)	5,000	(80,569)	6,332	(86,901)	BOA
People’s Republic of China (D03)	12/20/29	1.000	%(Q)	9,000	(138,661)	11,398	(150,059)	BOA
Republic of Argentina (D03)	12/20/29	1.000	%(Q)	2,000	679,112	2,533	676,579	BOA
Republic of Chile (D03)	12/20/29	1.000	%(Q)	6,000	(97,146)	7,599	(104,745)	BOA
Republic of Colombia (D03)	12/20/29	1.000	%(Q)	7,000	342,921	8,865	334,056	BOA
Republic of Indonesia (D03)	12/20/29	1.000	%(Q)	8,000	(76,259)	10,132	(86,391)	BOA
Republic of Panama (D03)	12/20/29	1.000	%(Q)	2,000	95,214	2,533	92,681	BOA
Republic of Peru (D03)	12/20/29	1.000	%(Q)	3,000	(18,353)	3,799	(22,152)	BOA
Republic of Philippines (D03)	12/20/29	1.000	%(Q)	3,000	(41,862)	3,799	(45,661)	BOA
Republic of South Africa (D03)	12/20/29	1.000	%(Q)	9,000	356,384	11,398	344,986	BOA
Republic of Turkey (D03)	12/20/29	1.000	%(Q)	9,000	611,698	11,398	600,300	BOA
State of Qatar (D03)	12/20/29	1.000	%(Q)	2,000	(50,699)	2,533	(53,232)	BOA
Sultanate of Oman (D03)	12/20/29	1.000	%(Q)	2,000	2,108	2,533	(425)	BOA
United Mexican States (D03)	12/20/29	1.000	%(Q)	9,000	156,012	11,398	144,614	BOA
Arab Republic of Egypt (D04)	12/20/29	1.000	%(Q)	2,000	369,292	3,033	366,259	BOA
Dominican Republic (D04)	12/20/29	1.000	%(Q)	2,000	70,947	3,033	67,914	BOA
Emirate of Abu Dhabi (D04)	12/20/29	1.000	%(Q)	2,000	(51,678)	3,033	(54,711)	BOA
Federal Republic of Nigeria (D04)	12/20/29	1.000	%(Q)	2,000	343,651	3,033	340,618	BOA
Federation of Malaysia (D04)	12/20/29	1.000	%(Q)	3,000	(68,683)	4,549	(73,232)	BOA
Federative Republic of Brazil (D04)	12/20/29	1.000	%(Q)	9,000	438,349	13,646	424,703	BOA
Kingdom of Bahrain (D04)	12/20/29	1.000	%(Q)	2,000	73,818	3,033	70,785	BOA
Kingdom of Morocco (D04)	12/20/29	1.000	%(Q)	2,000	(5,153)	3,033	(8,186)	BOA
Kingdom of Saudi Arabia (D04)	12/20/29	1.000	%(Q)	5,000	(80,569)	7,581	(88,150)	BOA
People’s Republic of China (D04)	12/20/29	1.000	%(Q)	9,000	(138,661)	13,646	(152,307)	BOA
Republic of Argentina (D04)	12/20/29	1.000	%(Q)	2,000	679,113	3,033	676,080	BOA
Republic of Chile (D04)	12/20/29	1.000	%(Q)	6,000	(97,146)	9,098	(106,244)	BOA
Republic of Colombia (D04)	12/20/29	1.000	%(Q)	7,000	342,921	10,614	332,307	BOA
Republic of Indonesia (D04)	12/20/29	1.000	%(Q)	8,000	(76,260)	12,130	(88,390)	BOA
Republic of Panama (D04)	12/20/29	1.000	%(Q)	2,000	95,214	3,033	92,181	BOA
Republic of Peru (D04)	12/20/29	1.000	%(Q)	3,000	(18,352)	4,549	(22,901)	BOA
Republic of Philippines (D04)	12/20/29	1.000	%(Q)	3,000	(41,861)	4,549	(46,410)	BOA
Republic of South Africa (D04)	12/20/29	1.000	%(Q)	9,000	356,384	13,646	342,738	BOA
Republic of Turkey (D04)	12/20/29	1.000	%(Q)	9,000	611,698	13,646	598,052	BOA
State of Qatar (D04)	12/20/29	1.000	%(Q)	2,000	(50,698)	3,033	(53,731)	BOA
Sultanate of Oman (D04)	12/20/29	1.000	%(Q)	2,000	2,109	3,033	(924)	BOA
United Mexican States (D04)	12/20/29	1.000	%(Q)	9,000	156,012	13,646	142,366	BOA
Arab Republic of Egypt (D05)	12/20/29	1.000	%(Q)	2,000	369,291	3,368	365,923	BOA
Dominican Republic (D05)	12/20/29	1.000	%(Q)	2,000	70,946	3,368	67,578	BOA
Emirate of Abu Dhabi (D05)	12/20/29	1.000	%(Q)	2,000	(51,679)	3,368	(55,047)	BOA
Federal Republic of Nigeria (D05)	12/20/29	1.000	%(Q)	2,000	343,650	3,368	340,282	BOA
Federation of Malaysia (D05)	12/20/29	1.000	%(Q)	3,000	(68,684)	5,052	(73,736)	BOA
Federative Republic of Brazil (D05)	12/20/29	1.000	%(Q)	9,000	438,349	15,157	423,192	BOA
Kingdom of Bahrain (D05)	12/20/29	1.000	%(Q)	2,000	73,817	3,368	70,449	BOA
Kingdom of Morocco (D05)	12/20/29	1.000	%(Q)	2,000	(5,154)	3,368	(8,522)	BOA
Kingdom of Saudi Arabia (D05)	12/20/29	1.000	%(Q)	5,000	(80,569)	8,421	(88,990)	BOA
People’s Republic of China (D05)	12/20/29	1.000	%(Q)	9,000	(138,661)	15,157	(153,818)	BOA

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D05)	12/20/29	1.000%(Q)	2,000	$679,112	$3,368	$675,744	BOA
Republic of Chile (D05)	12/20/29	1.000%(Q)	6,000	(97,146)	10,105	(107,251)	BOA
Republic of Colombia (D05)	12/20/29	1.000%(Q)	7,000	342,921	11,789	331,132	BOA
Republic of Indonesia (D05)	12/20/29	1.000%(Q)	8,000	(76,260)	13,473	(89,733)	BOA
Republic of Panama (D05)	12/20/29	1.000%(Q)	2,000	95,214	3,368	91,846	BOA
Republic of Peru (D05)	12/20/29	1.000%(Q)	3,000	(18,353)	5,052	(23,405)	BOA
Republic of Philippines (D05)	12/20/29	1.000%(Q)	3,000	(41,862)	5,052	(46,914)	BOA
Republic of South Africa (D05)	12/20/29	1.000%(Q)	9,000	356,384	15,157	341,227	BOA
Republic of Turkey (D05)	12/20/29	1.000%(Q)	9,000	611,698	15,157	596,541	BOA
State of Qatar (D05)	12/20/29	1.000%(Q)	2,000	(50,699)	3,368	(54,067)	BOA
Sultanate of Oman (D05)	12/20/29	1.000%(Q)	2,000	2,108	3,368	(1,260)	BOA
United Mexican States (D05)	12/20/29	1.000%(Q)	9,000	156,012	15,157	140,855	BOA

				$14,552,206	$725,223	$13,826,983

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.42.V1 (D01)	12/20/29	1.000	%(Q)	100,000	1.729%	$(3,099,942)	$(246,647)	$(2,853,295)	GSI
CDX.EM.42.V1 (D02)	12/20/29	1.000	%(Q)	100,000	1.729%	(3,099,942)	(168,142)	(2,931,800)	BOA
CDX.EM.42.V1 (D03)	12/20/29	1.000	%(Q)	100,000	1.729%	(3,099,943)	(175,149)	(2,924,794)	BOA
CDX.EM.42.V1 (D04)	12/20/29	1.000	%(Q)	100,000	1.729%	(3,099,943)	(229,607)	(2,870,336)	BOA
CDX.EM.42.V1 (D05)	12/20/29	1.000	%(Q)	100,000	1.729%	(3,099,942)	(246,647)	(2,853,295)	BOA

						$(15,499,712)	$(1,066,192)	$(14,433,520)

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D05).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650	%(M)	19,961	*	$28,049	$(1,395)	$29,444	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000	%(Q)	EUR	10,045	$(277,965)	$(223,400)	$(54,565)	BARC
U.S. Treasury Notes	06/20/25	0.250	%(Q)	EUR	16,950	(12,992)	(4,323)	(8,669)	BARC
U.S. Treasury Notes	06/20/25	0.250	%(Q)	EUR	5,650	(4,330)	(1,433)	(2,897)	BARC

						$(295,287)	$(229,156)	$(66,131)

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000	%(Q)		10,780	0.299%	$75,824	$74,975	$849	GSI
Citigroup, Inc.	12/20/25	1.000	%(Q)		10,780	0.258%	80,070	76,010	4,060	GSI
Hellenic Republic	06/20/25	1.000	%(Q)		5,000	0.092%	22,882	21,024	1,858	BARC
Kingdom of Norway	12/20/25	—	%(Q)		27,580	0.036%	(9,596)	(13,197)	3,601	BARC
Morgan Stanley	12/20/25	1.000	%(Q)		10,780	0.261%	79,737	74,975	4,762	GSI
Petroleos Mexicanos	06/20/25	1.000	%(Q)		4,120	2.259%	(22,717)	(10,462)	(12,255)	MSI
Petroleos Mexicanos	12/20/25	1.000	%(Q)		10,890	2.738%	(174,824)	(168,950)	(5,874)	MSI
Petroleos Mexicanos	12/24/25	3.750	%(Q)		11,500	2.747%	119,521	—	119,521	GSI
U.S. Treasury Notes	03/20/25	0.250	%(Q)	EUR	11,480	0.091%	5,106	3,253	1,853	BARC
UBS Group AG	03/20/25	1.000	%(Q)	EUR	19,700	0.183%	43,139	38,485	4,654	GSI

							$219,142	$96,113	$123,029

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	375,870	0.499%	$8,111,580	$8,514,978	$403,398

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest rate swap agreements outstanding at December 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 4.490%	$—	$(1,977,140)	$(1,977,140)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at December 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS + 26bps(T)/ 4.590%	BOA	02/21/25	87,160	$(8,898,798)	$—	$(8,898,798)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,013,945	$(1,489,352)	$17,458,713	$(26,877,706)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$11,674,827
JPS	—	27,502,478

Total	$—	$39,177,305

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$179,358,183	$—
Collateralized Loan Obligations	—	44,541,042	—
Consumer Loans	—	82,629,587	—
Equipment	—	18,604,271	—

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Home Equity Loans	$—	$70,035,311	$—
Other	—	80,178,122	—
Residential Mortgage-Backed Securities	—	2,475,558	3,956,179
Small Business Loan	—	36,934	—
Student Loans	—	47,860,282	—
Commercial Mortgage-Backed Securities	—	1,686,459,935	—
Corporate Bonds	—	4,055,788,184	79,800
Floating Rate and Other Loans	—	2,415,721	—
Municipal Bonds	—	68,896,568	—
Residential Mortgage-Backed Securities	—	293,159,440	36,629,675
Sovereign Bonds	—	174,097,501	—
U.S. Government Agency Obligations	—	3,140,294,190	—
U.S. Treasury Obligations	—	963,630,924	—
Common Stock	—	—	1,880,670
Preferred Stock	—	—	369,516
Short-Term Investments
Affiliated Mutual Funds	746,986,375	—	—

Total	$746,986,375	$10,910,461,753	$42,915,840

Other Financial Instruments*
Assets
Futures Contracts	$2,761,327	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,056,498	—
OTC Packaged Credit Default Swap Agreements	—	17,697,525	—
Centrally Cleared Credit Default Swap Agreement	—	403,398	—
OTC Credit Default Swap Agreements	—	426,279	28,049

Total	$2,761,327	$19,583,700	$28,049

Liabilities
Forward Commitment Contracts	$—	$(9,041,055)	$—
Futures Contracts	(13,770,947)	—	—
OTC Packaged Credit Default Swap Agreements	—	(18,645,031)	—
OTC Credit Default Swap Agreements	—	(502,424)	—
Centrally Cleared Interest Rate Swap Agreement	—	(1,977,140)	—
OTC Total Return Swap Agreement	—	(8,898,798)	—

Total	$(13,770,947)	$(39,064,448)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

U.S. Government Agency Obligations	27.8%
Commercial Mortgage-Backed Securities	15.0
Banks	12.0
U.S. Treasury Obligations	8.5
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	6.6
Pipelines	3.1
Residential Mortgage-Backed Securities	3.0
Real Estate Investment Trusts (REITs)	2.7
Oil & Gas	2.4
Electric	2.0

Automobiles	1.6%
Sovereign Bonds	1.6
Telecommunications	1.5
Healthcare-Services	1.5
Mining	1.1
Pharmaceuticals	0.9
Agriculture	0.8
Consumer Loans	0.7
Commercial Services	0.7
Other	0.7
Chemicals	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Home Equity Loans	0.6%
Municipal Bonds	0.6
Insurance	0.6
Auto Manufacturers	0.6
Media	0.6
Diversified Financial Services	0.5
Semiconductors	0.5
Student Loans	0.4
Foods	0.4
Collateralized Loan Obligations	0.4
Airlines	0.3
Aerospace & Defense	0.3
Entertainment	0.3
Machinery-Diversified	0.3
Engineering & Construction	0.2
Internet	0.2
Trucking & Leasing	0.2
Software	0.2
Equipment	0.2
Retail	0.2
Lodging	0.2
Computers	0.1
Miscellaneous Manufacturing	0.1
Biotechnology	0.1
Healthcare-Products	0.1
Packaging & Containers	0.1

Transportation	0.1%
Forest Products & Paper	0.1
Electronics	0.1
Hand/Machine Tools	0.1
Office/Business Equipment	0.0	*
Investment Companies	0.0	*
Building Materials	0.0	*
Gas	0.0	*
Real Estate	0.0	*
Auto Parts & Equipment	0.0	*
Beverages	0.0	*
Wireless Telecommunication Services	0.0	*
Toys/Games/Hobbies	0.0	*
Multi-National	0.0	*
Oil & Gas Services	0.0	*
Iron/Steel	0.0	*
Cosmetics/Personal Care	0.0	*
Small Business Loan	0.0	*

	103.6
Liabilities in excess of other assets	(3.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$403,398	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	1,013,945		Premiums received for OTC swap agreements	1,489,352
Credit contracts	Unrealized appreciation on OTC swap agreements	17,458,713		Unrealized depreciation on OTC swap agreements	17,978,908
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,056,498		—	—
Interest rate contracts	Due from/to broker-variation margin futures	2,761,327	*	Due from/to broker-variation margin futures	13,770,947	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	1,977,140	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	8,898,798

		$22,693,881			$44,115,145

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$39,316,381
Foreign exchange contracts	—	9,213,800	—
Interest rate contracts	(31,036,770)	—	445,598

Total	$(31,036,770)	$9,213,800	$39,761,979

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(23,194,927)
Foreign exchange contracts	—	2,899,419	—
Interest rate contracts	(37,225,044)	—	(14,449,885)

Total	$(37,225,044)	$2,899,419	$(37,644,812)

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,167,206,823
Futures Contracts - Short Positions (1)	446,343,525
Forward Foreign Currency Exchange Contracts - Purchased (2)	102,249,207
Forward Foreign Currency Exchange Contracts - Sold (2)	269,907,453
Interest Rate Swap Agreements (1)	47,105,000
Credit Default Swap Agreements - Buy Protection (1)	160,567,605
Credit Default Swap Agreements - Sell Protection (1)	548,287,685
Total Return Swap Agreements (1)	87,160,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$184,252,634	$(184,252,634)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$31,589	$(308,484)	$(276,895)	$276,895	$—
BOA	14,400,156	(24,056,953)	(9,656,797)	9,656,797	—
GSI	4,040,913	(3,804,080)	236,833	(236,833)	—
JPM	938,402	—	938,402	(464,520)	473,882
MSI	118,096	(197,541)	(79,445)	79,445	—

	$19,529,156	$(28,367,058)	$(8,837,902)	$9,311,784	$473,882

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $184,252,634:
Unaffiliated investments (cost $10,994,570,103)	$10,953,377,593
Affiliated investments (cost $746,954,954)	746,986,375
Foreign currency, at value (cost $8,652,165)	8,612,686
Cash	2,199
Interest receivable	84,920,394
Receivable for investments sold	50,536,140
Unrealized appreciation on OTC swap agreements	17,458,713
Receivable for Portfolio shares sold	6,418,490
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,056,498
Premiums paid for OTC swap agreements	1,013,945
Due from broker-variation margin swaps	20,384
Prepaid expenses and other assets	125,945

Total Assets	11,870,529,362

LIABILITIES
Payable for investments purchased	347,747,442
Payable to broker for collateral for securities on loan	189,434,927
Unrealized depreciation on OTC swap agreements	26,877,706
Forward commitment contracts, at value (proceeds receivable $9,082,900)	9,041,055
Due to broker-variation margin futures	1,510,023
Premiums received for OTC swap agreements	1,489,352
Payable for Portfolio shares purchased	1,466,635
Accrued expenses and other liabilities	1,191,459
Trustees’ fees payable	7,980
Affiliated transfer agent fee payable	707

Total Liabilities	578,767,286

NET ASSETS	$11,291,762,076

Net assets were comprised of:
Partners’ Equity	$11,291,762,076

Net asset value and redemption price per share, $11,291,762,076 / 1,022,537,656 outstanding shares of beneficial interest	$11.04

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$500,985,795
Affiliated dividend income	11,363,476
Income from securities lending, net (including affiliated income of $402,736)	403,781

Total income	512,753,052

EXPENSES
Custodian and accounting fees	462,263
Trustees’ fees	156,750
Professional fees	115,306
Insurance expense	105,744
Audit fee	93,040
Pricing fees	21,596
Commitment fees	18,235
Shareholders’ reports	12,236
Transfer agent’s fees and expenses (including affiliated expense of $4,592)	9,039
Miscellaneous	40,097

Total expenses	1,034,306

NET INVESTMENT INCOME (LOSS)	511,718,746

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,357))	39,736,053
Futures transactions	(31,036,770)
Forward currency contract transactions	9,213,800
Swap agreements transactions	39,761,979
Foreign currency transactions	1,177,923

58,852,985

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(29,161))	(207,517,554)
Futures	(37,225,044)
Forward currency contracts	2,899,419
Swap agreements	(37,644,812)
Foreign currencies	(343,056)

(279,831,047)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(220,978,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$290,740,684

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$511,718,746	$429,534,097
Net realized gain (loss) on investment and foreign currency transactions	58,852,985	(52,747,614)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(279,831,047)	349,169,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	290,740,684	725,956,221

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [229,523,626 and 563,591,303 shares, respectively]	2,505,523,056	5,676,909,826
Portfolio shares issued in merger [165,820,077 and 0 shares, respectively]	1,870,450,466	—
Portfolio shares purchased [254,313,321 and 322,315,158 shares, respectively]	(2,784,780,160)	(3,289,319,581)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,591,193,362	2,387,590,245

TOTAL INCREASE (DECREASE)	1,881,934,046	3,113,546,466
NET ASSETS:
Beginning of year	9,409,828,030	6,296,281,564

End of year	$11,291,762,076	$9,409,828,030

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,		June 27, 2022(a) through
	2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.67	$9.83	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59	0.54	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)	0.30	(0.41)

Total from investment operations	0.37	0.84	(0.17)

Net Asset Value, end of period	$11.04	$10.67	$9.83

Total Return(c)	3.47%	8.43%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,292	$9,410	$6,296
Average net assets (in millions)	$9,427	$8,093	$5,563
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01%	0.01%	0.01	%(e)
Expenses before waivers and/or expense reimbursement	0.01%	0.01%	0.01	%(e)
Net investment income (loss)	5.43%	5.31%	4.73	%(e)
Portfolio turnover rate(f)(g)	70%	174%	232%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.4%
ASSET-BACKED SECURITIES — 16.9%
Automobiles — 7.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$814,476
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	483	485,301
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	585,604
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	565,440
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,455,420
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,505,484
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	910,499
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	506,935
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	603	613,309
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	251	255,267
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	500	495,917
Series 2021-04, Class C
1.380%	07/15/27	150	145,010
Series 2022-01, Class C
2.200%	11/15/27	50	48,370
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,430,939
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	850,051
Series 2021-A, Class C
0.830%	08/15/28	350	347,092
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,606,377
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,018,149
Series 2024-01, Class A, 144A
4.870%	08/15/36	1,800	1,802,939
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	292,678
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,205,755
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	94,369
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	700	704,332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	$656,948
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	635	631,420
Series 2021-01A, Class A, 144A
0.870%	07/14/28	411	404,734
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,473	1,472,023
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,919,833
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	493,281
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	400	401,415
Series 2023-03, Class C
5.770%	11/15/30	500	508,216
Series 2023-04, Class C
6.040%	12/15/31	800	817,198
Series 2024-02, Class C
5.840%	06/17/30	500	509,843
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	101,685
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	204,547
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	1,149	1,156,012
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	146,300

			28,163,168

Collateralized Loan Obligations — 7.0%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.007%(c)	04/20/35	750	751,229
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.109%(c)	10/20/34	750	751,588
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.952%(c)	04/18/35	750	751,145
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
5.889%(c)	10/20/31	640	640,883
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.964%(c)	07/18/30	523	523,737

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.046%(c)	04/24/34	1,000	$1,001,796
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.088%(c)	10/15/34	750	750,163
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.049%(c)	07/20/34	250	250,252
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.881%(c)	04/30/31	122	121,754
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.959%(c)	04/20/31	640	641,161
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.999%(c)	07/20/34	500	500,869
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.059%(c)	01/20/35	750	751,468
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.059%(c)	07/20/34	500	500,914
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
5.876%(c)	04/24/31	162	162,266
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.058%(c)	07/15/34	500	500,826
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
5.987%(c)	10/25/33	750	751,304
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.069%(c)	07/20/34	250	250,487
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.957%(c)	04/20/35	750	750,979
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.108%(c)	07/15/34	250	250,449
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.907%(c)	10/20/37	750	753,546
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.915%(c)	10/17/37	2,750	2,757,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.928%(c)	04/15/31	234	$234,622
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.089%(c)	10/26/34	750	751,564
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)
6.279%(c)	01/16/33	1,228	1,229,511
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.079%(c)	10/20/34	250	250,374
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.049%(c)	07/20/34	250	250,251
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.998%(c)	10/15/32	750	750,012
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.029%(c)	07/17/34	250	250,388
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.029%(c)	07/20/31	96	96,122
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.918%(c)	10/12/30	314	314,641
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
6.198%(c)	10/13/31	379	379,113
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.138%(c)	10/15/34	250	250,503
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.929%(c)	04/20/31	80	80,259
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
5.912%(c)	05/21/34	500	500,000
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.098%(c)	10/15/34	250	250,445
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	10/20/31	317	317,650

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.108%(c)	07/10/34	1,000	$1,001,819
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.909%(c)	04/20/31	453	453,670
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.884%(c)	05/07/31	441	441,829
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.958%(c)	10/23/31	186	185,977
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.046%(c)	10/29/34	250	250,060
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
5.897%(c)	10/20/32	1,750	1,753,496
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.149%(c)	01/17/30	28	28,001
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.039%(c)	07/20/34	500	500,954
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.178%(c)	01/15/32	459	459,240
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
5.884%(c)	04/18/31	304	304,699
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.059%(c)	01/17/31	674	674,610
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.128%(c)	10/15/34	250	250,232
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.208%(c)	04/15/30	27	27,159

			26,351,055

Consumer Loans — 1.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	1,600	1,612,489

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	$576,281
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.358%(c)	06/16/36	600	601,266
Series 2022-02A, Class A, 144A
4.890%	10/14/34	808	808,280
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	1,836,103

			5,434,419

Home Equity Loans — 0.9%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.805%(c)	02/25/55	721	722,643
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	880	890,953
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	117	116,696
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	304	309,881
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	81	81,326
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	82	82,368
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	529	533,326
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	472	467,469

			3,204,662

Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	27	23,915
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	6	6,006
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	39	37,244

			67,165

TOTAL ASSET-BACKED SECURITIES (cost $62,853,231)			63,220,469

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.4%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	233	224,625

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	243	$233,797
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,564
Series 2019-BN19, Class A1
2.263%	08/15/61	46	41,936
Series 2019-BN19, Class A2
2.926%	08/15/61	4,390	3,961,310
Series 2019-BN20, Class A2
2.758%	09/15/62	1,619	1,459,549
Series 2020-BN25, Class A3
2.391%	01/15/63	30	28,259
Series 2020-BN25, Class A4
2.399%	01/15/63	650	574,936
Series 2020-BN26, Class A3
2.155%	03/15/63	250	216,387
Series 2020-BN28, Class A3
1.584%	03/15/63	1,472	1,237,012
Series 2020-BN29, Class A1
0.549%	11/15/53	384	375,534
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	4,273,394
Series 2021-BN36, Class A1
0.801%	09/15/64	186	180,557
Series 2021-BN38, Class A1
1.274%	12/15/64	684	661,334
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	805,747
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	275	248,939
Series 2021-C11, Class A4
2.043%	09/15/54	165	139,170
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	96	91,413
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,257,601
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,792,845
Series 2020-B20, Class A3
1.945%	10/15/53	750	667,072
Series 2020-B21, Class A1
0.537%	12/17/53	20	19,886
Series 2020-B21, Class A4
1.704%	12/17/53	500	418,031
Series 2020-B22, Class A1
0.509%	01/15/54	205	199,648
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	82,548
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,068,265
Series 2021-B25, Class ASB
2.271%	04/15/54	250	227,163
Series 2021-B26, Class A1
0.747%	06/15/54	1,177	1,138,226

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-B28, Class A1
0.597%	08/15/54	667	$644,035
Series 2022-B35, Class ASB
4.444%(cc)	05/15/55	3,400	3,334,033
Series 2024-V05, Class A3
5.805%	01/10/57	1,500	1,537,343
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.862%(c)	09/15/38	990	982,730
CD Mortgage Trust,
Series 2016-CD02, Class A3
3.248%	11/10/49	246	240,161
Series 2017-CD06, Class A4
3.190%	11/13/50	500	481,432
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	80	79,375
Series 2016-C07, Class A2
3.585%	12/10/54	48	46,963
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,342,191
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	290	278,195
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	3,072	3,056,063
Series 2015-GC33, Class AAB
3.522%	09/10/58	35	34,787
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,294,164
Series 2016-P04, Class A3
2.646%	07/10/49	20	19,403
Series 2017-P07, Class AAB
3.509%	04/14/50	166	163,891
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	993,045
Commercial Mortgage Trust,
Series 2015-CR25, Class A3
3.505%	08/10/48	31	31,143
Series 2015-CR25, Class ASB
3.537%	08/10/48	104	103,702
Series 2015-CR26, Class A3
3.359%	10/10/48	43	42,586
Series 2015-LC21, Class A3
3.445%	07/10/48	346	345,170
Series 2015-LC21, Class A4
3.708%	07/10/48	50	49,718
Series 2015-LC23, Class A3
3.521%	10/10/48	752	743,562
Series 2015-PC01, Class A5
3.902%	07/10/50	1,224	1,219,477
Series 2016-COR01, Class A3
2.826%	10/10/49	297	287,178
Series 2016-COR01, Class ASB
2.972%	10/10/49	386	381,522

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	$487,817
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,058,368
Series 2019-C16, Class A2
3.067%	06/15/52	98	89,522
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,252,748
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,874,154
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.278%(cc)	07/25/26	45,660	647,761
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,794	1,782,937
Series 2015-GS01, Class AAB
3.553%	11/10/48	518	514,645
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	901,305
Series 2020-GC45, Class A3
2.639%	02/13/53	100	96,146
Series 2020-GC45, Class A4
2.658%	02/13/53	100	89,185
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	925,563
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	83,481
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	173	172,023
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	23	22,266
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	480,519
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	—(r)	263
Series 2015-C23, Class A3
3.451%	07/15/50	5,689	5,658,147
Series 2015-C24, Class A4
3.732%	05/15/48	999	991,281
Series 2015-C26, Class ASB
3.323%	10/15/48	27	27,362
Series 2015-C27, Class ASB
3.557%	12/15/47	38	38,104
Series 2016-C31, Class A4
2.840%	11/15/49	503	489,752
Series 2016-C32, Class ASB
3.514%	12/15/49	411	406,116
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	314,934

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-L07, Class A1
0.881%	10/15/54	626	$604,787
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	233,899
Series 2018-C08, Class ASB
3.903%	02/15/51	222	219,546
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	257	255,843
Series 2015-LC20, Class A5
3.184%	04/15/50	394	392,625
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,920,753
Series 2016-LC24, Class A4
2.942%	10/15/49	275	266,063
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,999,618
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,198,878
Series 2020-C55, Class A3
2.462%	02/15/53	100	94,604
Series 2020-C57, Class A1
0.903%	08/15/53	504	496,807

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $65,641,245)			65,451,439

CORPORATE BONDS — 28.8%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	1,130	1,008,128
3.550%	03/01/38	780	589,560
3.625%	03/01/48	850	564,366
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,720

			2,166,774

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	52,244
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	285,276

			337,520

Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	39	34,478

Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	425	356,233

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
2.400%	04/10/28	545	$500,731
2.400%	10/15/28	945	856,771
3.800%	04/07/25	30	29,901
5.000%	04/09/27	550	550,368

			2,294,004

Banks — 9.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	130	129,537
2.087%(ff)	06/14/29	260	235,699
2.972%(ff)	02/04/33	2,890	2,485,075
3.194%(ff)	07/23/30	35	32,216
3.384%(ff)	04/02/26	640	637,473
4.376%(ff)	04/27/28	2,720	2,689,521
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	34,436
Sub. Notes, MTN
4.000%	01/22/25	95	94,950
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	44,576
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	1,470	1,414,480
1.904%(ff)	09/30/28	500	457,995
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	400	405,795
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	164,251
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	556,690
2.976%(ff)	11/05/30	250	225,675
3.057%(ff)	01/25/33	3,005	2,580,612
3.106%(ff)	04/08/26	275	273,640
3.400%	05/01/26	150	147,421
Sub. Notes
4.450%	09/29/27	15	14,792
5.827%(ff)	02/13/35	435	433,021
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	47,983
1.542%(ff)	09/10/27	5,150	4,870,117
1.992%(ff)	01/27/32	180	148,711
2.600%	02/07/30	25	22,130
2.615%(ff)	04/22/32	260	221,614
3.500%	01/23/25	60	59,947
3.500%	04/01/25	190	189,279
3.850%	01/26/27	170	166,889
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	119,520
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	238,052

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	$251,671
1.578%(ff)	04/22/27	260	249,668
1.953%(ff)	02/04/32	30	24,894
2.069%(ff)	06/01/29	150	136,219
2.963%(ff)	01/25/33	4,735	4,093,563
4.005%(ff)	04/23/29	55	53,315
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.985%(ff)	08/07/27	725	735,880
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	278,011
4.210%(ff)	04/20/28	485	477,997
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	12,423
2.699%(ff)	01/22/31	1,040	923,539
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,935	2,513,810
Sub. Notes, GMTN
4.350%	09/08/26	545	541,172
Sub. Notes, MTN
3.950%	04/23/27	55	53,876
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	17,762
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
3.375%	04/14/25	20	19,929
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	200	192,980
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	232,936
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)	200	191,662
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	195,238
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	390	385,125
3.091%(ff)	05/14/32	250	217,500
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.079%(c)	05/12/26	1,210	1,214,356
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	24,923
2.572%(ff)	02/11/31	3,210	2,831,344
3.526%(ff)	03/24/28	695	674,339
3.908%(ff)	04/25/26	20	19,931

			35,706,160

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		667	$607,557
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27		20	19,269

				626,826

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29		30	27,892
5.150%	11/15/41		400	370,952
5.250%	03/02/33		1,115	1,107,129
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		60	59,796

				1,565,769

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		165	164,973
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		195	178,708
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		415	422,677

				766,358

Commercial Services — 0.3%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	235,020
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	69,512
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		15	14,944
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		50	49,845
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52(a)		695	586,534

				955,855

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,613

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.7%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,990	$1,948,481
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	18,470
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29	70	63,637
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	180,905
2.710%	01/22/29	200	181,923
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	235,194

			2,628,610

Electric — 3.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	1,236,780
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	40,993
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	17,004
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	129,309
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	17,042
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,017,138
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	29,277
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	72,809
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	179,088
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	12,645
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,165,078
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%(c)	07/12/28	210	189,478
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	2,747,579

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	$198,812
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	947	991,281
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	38,168
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	92,783
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	433,843
PacifiCorp,
First Mortgage
3.350%	07/01/25(a)	160	158,757
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42(a)	1,985	1,509,887
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	31,753
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	41,438
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	690	671,510
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	180,373

			11,202,825

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	640	624,013

Entertainment — 0.5%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	203,665
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	405	390,221
5.050%	03/15/42	1,680	1,348,339

			1,942,225

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	28,770

Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	27,328

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	$754,526

			781,854

Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	16,971
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,545

			21,516

Healthcare-Services — 0.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	928,697
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	58,336
Sr. Unsec’d. Notes
2.400%	03/15/30	292	255,289
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	59,115
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	153,989
3.375%	03/15/29	10	9,289
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	154,725
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	475	429,739
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	67,361
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,007
4.750%	05/15/52	720	617,785
5.000%	04/15/34	245	238,995
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	24,618

			3,014,945

Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	719,166

Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,849

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 0.6%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	$87,460
3.900%	04/05/32	1,030	937,785
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	888,812
5.500%	06/15/52	500	461,231
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	47,953

			2,423,241

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,905

Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	266,348

Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%(c)	08/08/28	400	395,000

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	21,208

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	77,999
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	12,730
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%(c)	09/15/28	275	272,504

			363,233

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	114,598
2.300%	02/01/32	510	403,728
4.908%	07/23/25	26	25,963
5.050%	03/30/29	1,235	1,211,005
5.125%	07/01/49	385	302,846
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	62,699
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	320,186

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
3.500%	08/15/27	600	$580,102

			3,021,127

Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	255	219,975
2.800%	10/01/29	10	9,125

			229,100

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	36,731
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	17,392

			54,123

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	480	481,862

Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,213,260

Oil & Gas — 1.7%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,657,709
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31(a)	175	154,869
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.750%	02/01/32	360	349,740
8.625%	01/19/29	790	836,728
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	219,138
4.875%	04/03/28	210	208,538
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	800	732,504
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	689,779
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	12,797
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,454,975

			6,316,777

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.4%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	$1,167,662
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	350	352,949
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	142,973

			1,663,584

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,772
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,353
3.450%	12/15/27	30	29,033
CVS Health Corp.,
Sr. Unsec’d. Notes
5.000%	01/30/29	90	88,780
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	9	8,797
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	546,434
3.850%	06/22/40	55	41,184
4.000%	06/22/50	715	487,566

			1,222,919

Pipelines — 2.4%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	168,671
3.750%	05/15/30	965	899,689
4.950%	05/15/28	305	304,590
4.950%	06/15/28	500	499,168
5.150%	03/15/45	1,080	945,243
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	37,216
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,125	946,923
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	584,858
4.450%	09/01/49	595	463,750
5.850%	01/15/26	200	201,823
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	2,000,045
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,221,709

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.250%	07/01/52	305	$304,618
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	241,175
4.000%	09/15/25	65	64,648

			8,884,126

Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	576,068

Real Estate Investment Trusts (REITs) — 1.7%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	13,713
2.500%	08/16/31	5	4,200
4.050%	07/01/30	1,980	1,871,181
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,267
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	94,440
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	37,788
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	36,154
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,402,303
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	41,458
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	330,471
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,388
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,672,407
2.700%	07/15/31	20	16,823

			6,539,593

Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	300	269,037
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,616

			283,653

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	$383,933
3.419%	04/15/33	2,275	1,992,049
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,211

			2,405,193

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	1,270	1,203,103

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	49,638
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	20	19,909

			69,547

Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,321,416
3.550%	09/15/55	610	411,475
4.300%	02/15/30	415	401,652
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,475	1,268,242
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	255	212,116
2.355%	03/15/32	318	263,564
2.550%	03/21/31	390	336,030
3.150%	03/22/30	200	183,013
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	475	452,784

			4,850,292

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	203,157

TOTAL CORPORATE BONDS (cost $112,190,161)			108,130,549

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.2%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%	04/25/63	3,446	3,296,355
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	660	602,689
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	484	427,396

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	470	$457,134
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	243	243,627
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/43	378	380,396
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	397	374,084
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.381%(c)	08/25/52	4,559	417,000
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.469%(c)	04/25/42	2,181	2,258,692
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.719%(c)	09/25/42	482	487,201
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	190	2,231
Freddie Mac Strips,
Series 406, Class PO, PO
4.794%(s)	10/25/53	929	752,380
Government National Mortgage Assoc.,
Series 2019-70, Class SJ, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.588%(c)	06/16/38	12,585	985,779
Series 2021-114, Class TI, IO
3.000%	06/20/51	544	76,147
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	496	4,962
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	658	11,313
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	617	12,985
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	1,286	22,428
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	480	7,372
Series 2022-093, Class IO, IO
3.000%	08/20/51	2,440	271,490
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	982	16,263

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,016	$12,407
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		386	360,448
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.801%(c)	06/24/71	EUR	129	133,424
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		300	271,638

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,138,296)				11,885,841

SOVEREIGN BONDS — 1.2%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25(a)		400	391,874
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,216	1,204,813
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		680	674,397
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	578,541
3.300%	03/15/28		1,000	964,764
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	168,409
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	400	423,870

TOTAL SOVEREIGN BONDS (cost $4,515,499)				4,406,668

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.9%
Federal Home Loan Bank
4.250%	09/10/32		850	822,817
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		127	109,437
1.500%	06/01/36		143	123,210
2.000%	02/01/36		749	664,207
2.000%	05/01/42		401	330,016
2.000%	04/01/51		79	61,820
2.000%	06/01/51		3,748	2,937,230
2.000%	07/01/51		495	387,865
2.000%	09/01/51		2,097	1,656,273
2.500%	10/01/35		648	595,182
2.500%	07/01/51		1,778	1,460,249
2.500%	08/01/51		1,691	1,388,674
3.000%	09/01/46		1,011	878,261
3.000%	12/01/46		492	426,264

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	09/01/50	4,548	$3,912,254
3.000%	02/01/52	454	386,969
3.000%	02/01/52	872	748,879
3.500%	06/01/37	327	309,436
3.500%	03/01/48	547	491,105
3.500%	07/01/52	3,004	2,658,185
4.000%	05/01/52	1,207	1,106,256
4.500%	07/01/52	1,545	1,454,182
5.000%	06/01/52	1,632	1,580,538
5.000%	11/01/52	438	423,727
5.500%	01/01/53	3,558	3,514,510
5.500%	02/01/53	956	945,280
6.000%	12/01/52	819	824,478
6.750%	09/15/29	90	98,962
6.750%	03/15/31	1,230	1,374,443
Federal National Mortgage Assoc.
0.875%	08/05/30	175	144,438
1.500%	01/01/36	1,599	1,379,614
1.500%	04/01/36	139	119,547
1.500%	06/01/36	147	126,484
1.500%	11/01/50	432	319,997
1.500%	02/01/51	4,514	3,343,992
2.000%	03/01/31	332	312,196
2.000%	01/01/32	688	641,549
2.000%	02/01/37	1,222	1,080,851
2.000%	05/01/37	489	431,531
2.000%	05/01/42	1,585	1,304,850
2.000%	10/01/50	1,144	898,668
2.000%	12/01/50	114	89,618
2.000%	01/01/51	1,451	1,132,901
2.000%	02/01/51	40	31,736
2.000%	04/01/51	3,209	2,516,751
2.000%	05/01/51	2,319	1,818,399
2.000%	08/01/51	2,495	1,953,059
2.500%	07/01/32	355	333,383
2.500%	08/01/32	394	370,865
2.500%	09/01/32	378	354,914
2.500%	01/01/35	365	335,075
2.500%	07/01/35	1,341	1,259,756
2.500%	12/01/36	399	365,454
2.500%	04/01/51	454	373,095
2.500%	06/01/51	2,551	2,096,143
2.500%	08/01/51	415	339,901
2.500%	02/01/52	2,055	1,695,201
2.500%	04/01/52	1,055	870,746
3.000%	05/01/35	1,189	1,112,843
3.000%	06/01/36	938	882,151
3.000%	07/01/36	730	682,946
3.000%	02/01/52	1,642	1,399,383
3.000%	04/01/52	960	816,905
3.000%	04/01/52	2,091	1,794,954
3.500%	05/01/48	2,410	2,163,183
3.500%	02/01/52	830	740,300
3.500%	03/01/52	817	730,852
3.500%	05/01/52	2,937	2,602,990
4.000%	01/01/50	426	394,311
4.000%	05/01/50	444	410,540
4.000%	06/01/52	945	866,022

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	08/01/52	1,212	$1,110,407
4.500%	07/01/52	199	187,319
4.500%	09/01/52	760	716,001
4.500%	01/01/53	492	463,307
4.500%	04/01/53	991	932,633
5.000%	06/01/52	769	744,363
5.000%	10/01/52	433	418,850
5.500%	TBA	5,500	5,427,117
5.500%	11/01/53	972	960,263
6.000%	01/01/53	2,136	2,147,669
6.000%	09/01/53	442	444,547
6.625%	11/15/30	290	321,632
1.207%(s)	03/17/31	710	528,729
Government National Mortgage Assoc.
2.000%	10/20/50	1,941	1,553,742
2.000%	01/20/51	1,404	1,123,660
2.000%	10/20/51	437	349,606
2.000%	11/20/51	464	371,097
2.500%	07/20/51	1,122	937,480
2.500%	08/20/51(k)	6,277	5,245,636
3.000%	03/20/47	1,148	1,010,653
3.000%	01/20/50	515	448,940
3.000%	06/20/51	1,444	1,254,266
3.000%	10/20/51	1,993	1,730,355
3.000%	11/20/51	789	684,454
3.500%	06/20/42	392	358,652
3.500%	03/20/43	233	212,786
3.500%	06/20/46	2,551	2,308,746
3.500%	02/20/52	2,450	2,191,219
4.000%	09/20/47	1,688	1,576,752
4.000%	02/20/48	130	120,917
4.000%	04/20/48	463	431,113
4.000%	04/20/49	458	427,008
4.000%	01/20/50	52	48,214
4.000%	02/20/50	76	70,950
4.000%	07/20/50	114	106,293
4.000%	06/20/52	445	410,656
4.500%	08/20/48	1,197	1,147,088
4.500%	05/20/52	864	818,779
5.500%	TBA	500	495,866
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	118,849
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	40	24,140

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $119,096,492)			112,289,557

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds
2.375%	11/15/49(k)	4,030	2,564,087
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	1,465	792,416
3.229%(s)	05/15/41	4,540	1,978,447
3.273%(s)	05/15/43	5,150	2,034,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.920%(s)	08/15/48	305	$93,335

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,323,916)			7,463,139

TOTAL LONG-TERM INVESTMENTS (cost $384,758,840)			372,847,662

		Shares

SHORT-TERM INVESTMENTS — 2.3%

AFFILIATED MUTUAL FUNDS — 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)		5,857,925	5,857,925
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $2,722,242; includes $2,714,014 of cash collateral for securities on loan)(b)(wb)		2,724,242	2,722,608

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,580,167)			8,580,533

OPTIONS PURCHASED*~ — 0.0% (cost $8,913)			5,572

TOTAL SHORT-TERM INVESTMENTS (cost $8,589,080)			8,586,105

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.7% (cost $393,347,920)			381,433,767

OPTIONS WRITTEN*~ — (0.0)% (premiums received $8,923)			(11,839)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.7% (cost $393,338,997)			381,421,928
Liabilities in excess of other assets(z) — (1.7)%			(6,467,295)

NET ASSETS — 100.0%			$374,954,633

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,658,025; cash collateral of $2,714,014 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	01/14/25	$(500)	$(388,945)
Federal National Mortgage Assoc.	3.000%	TBA	01/14/25	(3,500)	(2,972,266)
Federal National Mortgage Assoc.	3.500%	TBA	01/14/25	(3,000)	(2,653,250)
Federal National Mortgage Assoc.	4.000%	TBA	01/14/25	(1,000)	(914,378)
Government National Mortgage Assoc.	3.000%	TBA	01/21/25	(3,000)	(2,601,094)
Government National Mortgage Assoc.	3.500%	TBA	02/20/25	(1,500)	(1,340,981)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $11,025,840)					$(10,870,914)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR (cost $380)	Call	12/12/25	$98.00	3	8	$413

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	5,840	$ —
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	3,890	461

Total OTC Traded (cost $8,533)							$461

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.490%	840	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.490%	840	327
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.490%	840	590
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.490%	4.24%(A)	320	1,259

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.19%	1 Day SOFR(A)/ 4.490%	4.19	%(A)	240	$2,522

Total OTC Swaptions (cost $0)									$4,698

Total Options Purchased (cost $8,913)									$5,572

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50	3	8	$(1,781)
3 Month SOFR	Put	12/12/25	$96.50	3	8	(5,025)

Total Exchange Traded (premiums received $6,665)						$(6,806)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	5,840	$—
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	3,890	(2)

Total OTC Traded (premiums received $2,258)							$(2)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.490%	2.52%(A)	1,680	$—
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.490%	3.10%(A)	1,680	(42)
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.490%	3.29%(A)	1,680	(507)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.490%	840	(538)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.490%	840	(441)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.490%	640	(836)
10-Year Interest Rate Swap, 03/19/35	Put	JPM	03/17/25	4.39%	4.39%(A)	1 Day SOFR(A)/ 4.490%	480	(2,667)

Total OTC Swaptions (premiums received $0)								$(5,031)

Total Options Written (premiums received $8,923)								$(11,839)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Futures contracts outstanding at December 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
80	5 Year U.S. Treasury Notes	Mar. 2025	$8,504,375	$(73,128)
118	10 Year U.S. Ultra Treasury Notes	Mar. 2025	13,134,875	(201,224)
151	20 Year U.S. Treasury Bonds	Mar. 2025	17,190,406	(381,522)
174	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	20,689,688	(680,910)

				(1,336,784)

Short Positions:
1	2 Year U.S. Treasury Notes	Mar. 2025	205,609	(94)
18	10 Year U.S. Treasury Notes	Mar. 2025	1,957,500	32,756

				32,662

				$(1,304,122)

Forward foreign currency exchange contracts outstanding at December 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/10/25	BOA	EUR	342	$360,128	$354,031	$—	$(6,097)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/10/25	JPM	EUR	1,027	$1,071,334	$1,064,157	$7,177	$—

						$7,177	$(6,097)

Credit default swap agreements outstanding at December 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250	%(Q)	EUR	760	$(583)	$(194)	$(389)	BARC
U.S. Treasury Notes	06/20/25	0.250	%(Q)	EUR	255	(196)	(65)	(131)	BARC

						$(779)	$(259)	$(520)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—	%(Q)		970	0.036%	$(337)	$(464)	$127	BARC
U.S. Treasury Notes	03/20/25	0.250	%(Q)	EUR	515	0.091%	229	146	83	BARC

							$(108)	$(318)	$210

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Credit default swap agreements outstanding at December 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	19,810	0.499%	$430,516	$448,776	$18,260

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$146	$(723)	$210	$(520)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$959,463
JPS	—	2,153,706

Total	$—	$3,113,169

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$28,163,168	$—
Collateralized Loan Obligations	—	26,351,055	—
Consumer Loans	—	5,434,419	—
Home Equity Loans	—	3,204,662	—
Student Loans	—	67,165	—
Commercial Mortgage-Backed Securities	—	65,451,439	—
Corporate Bonds	—	108,130,549	—
Residential Mortgage-Backed Securities	—	11,885,841	—
Sovereign Bonds	—	4,406,668	—
U.S. Government Agency Obligations	—	112,289,557	—
U.S. Treasury Obligations	—	7,463,139	—
Short-Term Investments
Affiliated Mutual Funds	8,580,533	—	—
Options Purchased	413	5,159	—

Total	$8,580,946	$372,852,821	$—

Liabilities
Options Written	$(6,806)	$(5,033)	$—

Other Financial Instruments*
Assets
Futures Contracts	$32,756	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	7,177	—
Centrally Cleared Credit Default Swap Agreement	—	18,260	—
OTC Credit Default Swap Agreement	—	229	—

Total	$32,756	$25,666	$—

Liabilities
Forward Commitment Contracts	$—	$(10,870,914)	$—
Futures Contracts	(1,336,878)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(6,097)	—
OTC Credit Default Swap Agreements	—	(1,116)	—

Total	$(1,336,878)	$(10,878,127)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2024 were as follows:

U.S. Government Agency Obligations	29.9%
Commercial Mortgage-Backed Securities	17.4
Banks	9.5
Automobiles	7.5
Collateralized Loan Obligations	7.0
Residential Mortgage-Backed Securities	3.2
Electric	3.0
Pipelines	2.4
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	2.3
U.S. Treasury Obligations	2.0
Real Estate Investment Trusts (REITs)	1.7
Oil & Gas	1.7
Consumer Loans	1.5

Telecommunications	1.3%
Sovereign Bonds	1.2
Home Equity Loans	0.9
Media	0.8
Healthcare-Services	0.8
Diversified Financial Services	0.7
Insurance	0.6
Semiconductors	0.6
Auto Manufacturers	0.6
Aerospace & Defense	0.6
Entertainment	0.5
Packaging & Containers	0.4
Biotechnology	0.4
Pharmaceuticals	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Industry Classification (continued):

Office/Business Equipment	0.3%
Shipbuilding	0.3
Commercial Services	0.3
Gas	0.2
Chemicals	0.2
Home Builders	0.2
Beverages	0.2
Engineering & Construction	0.2
Real Estate	0.2
Multi-National	0.1
Lodging	0.1
Machinery-Diversified	0.1
Agriculture	0.1
Retail	0.1
Leisure Time	0.1
Mining	0.1
Transportation	0.1
Software	0.0	*

Student Loans	0.0	*%
Miscellaneous Manufacturing	0.0	*
Airlines	0.0	*
Environmental Control	0.0	*
Healthcare-Products	0.0	*
Machinery-Construction & Mining	0.0	*
Internet	0.0	*
Options Purchased	0.0	*
Cosmetics/Personal Care	0.0	*
Household Products/Wares	0.0	*

	101.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$18,260	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	146		Premiums received for OTC swap agreements	723
Credit contracts	Unrealized appreciation on OTC swap agreements	210		Unrealized depreciation on OTC swap agreements	520
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,177		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,097
Interest rate contracts	Due from/to broker-variation margin futures	32,756	*	Due from/to broker-variation margin futures	1,336,878	*
Interest rate contracts	Unaffiliated investments	5,572		Options written outstanding, at value	11,839

		$64,121			$1,356,057

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$864,918
Foreign exchange contracts	—	—	—	70,675	—
Interest rate contracts	3,341	(1,710)	(1,745,968)	—	—

Total	$3,341	$(1,710)	$(1,745,968)	$70,675	$864,918

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(317,919)
Foreign exchange contracts	—	—	—	10,850	—
Interest rate contracts	(3,341)	(2,916)	(5,382,586)	—	—

Total	$(3,341)	$(2,916)	$(5,382,586)	$10,850	$(317,919)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 1,783
Options Written (2)	3,517,000
Futures Contracts - Long Positions (2)	72,289,295
Futures Contracts - Short Positions (2)	2,608,824
Forward Foreign Currency Exchange Contracts - Purchased (3)	743,623
Forward Foreign Currency Exchange Contracts - Sold (3)	1,787,147
Credit Default Swap Agreements - Buy Protection (2)	436,247
Credit Default Swap Agreements - Sell Protection (2)	13,778,279

*	Average volume is based on average quarter end balances for the year ended December 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,658,025	$(2,658,025)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of December 31, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$356	$(1,243)	$(887)	$—	$(887)
BOA	—	(6,097)	(6,097)	—	(6,097)
CITI	917	(1,528)	(611)	—	(611)
JPM	11,419	(3,505)	7,914	—	7,914

	$12,692	$(12,373)	$319	$—	$319

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

as of December 31, 2024

ASSETS
Investments at value, including securities on loan of $2,658,025:
Unaffiliated investments (cost $384,767,753)	$372,853,234
Affiliated investments (cost $8,580,167)	8,580,533
Foreign currency, at value (cost $2,412)	2,405
Receivable for investments sold	11,069,367
Dividends and interest receivable	2,308,820
Receivable for Portfolio shares sold	173,560
Due from Manager	7,510
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,177
Due from broker-variation margin swaps	4,131
Unrealized appreciation on OTC swap agreements	210
Premiums paid for OTC swap agreements	146
Prepaid expenses and other assets	6,362

Total Assets	395,013,455

LIABILITIES
Forward commitment contracts, at value (proceeds receivable $11,025,840)	10,870,914
Payable for investments purchased	6,008,311
Payable to broker for collateral for securities on loan	2,714,014
Payable for Portfolio shares purchased	179,870
Due to broker-variation margin futures	146,942
Accrued expenses and other liabilities	118,225
Options written outstanding, at value (premiums received $8,923)	11,839
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,097
Premiums received for OTC swap agreements	723
Affiliated transfer agent fee payable	707
Trustees’ fees payable	660
Unrealized depreciation on OTC swap agreements	520

Total Liabilities	20,058,822

NET ASSETS	$374,954,633

Net assets were comprised of:
Partners’ Equity	$374,954,633

Net asset value and redemption price per share, $374,954,633 / 36,037,298 outstanding shares of beneficial interest	$10.40

STATEMENT OF OPERATIONS

Year Ended December 31, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$19,933,949
Affiliated dividend income	272,771
Income from securities lending, net (including affiliated income of $18,189)	18,293

Total income	20,225,013

EXPENSES
Audit fee	72,345
Custodian and accounting fees	61,229
Professional fees	35,595
Fund data services	18,699
Trustees’ fees	15,220
Shareholders’ reports	9,148
Transfer agent’s fees and expenses (including affiliated expense of $4,239)	9,039
Pricing fees	7,922
Insurance expense	6,229
Commitment fees	4,442
Miscellaneous	11,651

Total expenses	251,519
Less: Fee waiver and/or expense reimbursement	(37,665)

Net expenses	213,854

NET INVESTMENT INCOME (LOSS)	20,011,159

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,120))	(2,118,986)
Futures transactions	(1,745,968)
Forward currency contract transactions	70,675
Options written transactions	(1,710)
Swap agreements transactions	864,918
Foreign currency transactions	(7,519)

(2,938,590)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(562))	(1,078,075)
Futures	(5,382,586)
Forward currency contracts	10,850
Options written	(2,916)
Swap agreements	(317,919)
Foreign currencies	(1,205)

(6,771,851)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(9,710,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,300,718

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$20,011,159	$24,090,809
Net realized gain (loss) on investment and foreign currency transactions	(2,938,590)	(16,435,380)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,771,851)	26,678,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,300,718	34,333,947

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,891,955 and 15,876,295 shares, respectively]	91,151,826	153,584,303
Portfolio shares purchased [20,885,583 and 29,030,133 shares, respectively]	(214,439,697)	(282,229,970)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(123,287,871)	(128,645,667)

TOTAL INCREASE (DECREASE)	(112,987,153)	(94,311,720)
NET ASSETS:
Beginning of year	487,941,786	582,253,506

End of year	$374,954,633	$487,941,786

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS

	Year Ended December 31,		April 25, 2022(a) through
	2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.16	$ 9.52	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.48	0.44	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)	0.20	(0.72)

Total from investment operations	0.24	0.64	(0.48)

Net Asset Value, end of period	$10.40	$10.16	$9.52

Total Return(c)	2.36%	6.72%	(4.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 375	$ 488	$582
Average net assets (in millions)	$ 428	$ 534	$628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.05%	0.05%	0.03	%(e)
Expenses before waivers and/or expense reimbursement	0.06%	0.05%	0.03	%(e)
Net investment income (loss)	4.68%	4.51%	3.61	%(e)
Portfolio turnover rate(f)(g)	118%	189%	362%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of December 31, 2024 consisted of 40 separate portfolios. The information presented in these financial statements pertains only to the 3 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST J.P. Morgan Fixed Income Central Portfolio (“J.P. Morgan Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Target Maturity Central Portfolio (“Target Maturity Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

During the reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ sub-advisor.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

B1

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated the Investment Manager as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is

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realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty

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(“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but

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not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolios to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be

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unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by

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the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
J.P. Morgan Fixed Income Central	J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
PGIM Fixed Income Central	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Target Maturity Central	PFI; PGIM Limited

Management Fees and Expense Limitations: As noted in the table below, the Investment Manager does not directly charge a management fee to the Portfolios for its services. Rather, the Manager is paid directly based on the assets in each of the Investing Portfolios that invest in the Portfolios listed in the table below. To the extent the subadvisers to the Portfolios are paid subadvisory fees for subadvisory services provided to the Portfolios, the Investment Manager, and not the Portfolios, pays such subadvisory fees.

Any amounts paid or payable by the Portfolios to the Investment Manager if any, under the agreements are reflected in the Statement of Operations. The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

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Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

J.P. Morgan Fixed Income Central*	—	—%	—%

PGIM Fixed Income Central**	—	—%	—%

Target Maturity Central***	—	—%	—%

Portfolio	Fee Waivers and/or Expense Limitations
J.P. Morgan Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2025
PGIM Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2025
Target Maturity Central	contractually limit expenses to 0.05% through June 30, 2025

*

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by J.P. Morgan (J.P. Morgan AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with J.P. Morgan AA Portfolios, J.P. Morgan the Investing Portfolios) will invest in the J.P. Morgan Fixed Income Central. The Manager receives a management fee rate for services provided to the J.P. Morgan Investing Portfolios pursuant to Investment Management Agreement for each of the J.P. Morgan Investing Portfolios.

**

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by PGIM, Inc. and PGIM Limited (PGIM AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with PGIM AA Portfolios, the PGIM Investing Portfolios) will invest in the PGIM Fixed Income Central. The Investment Manager receives a management fee rate for services provided to the PGIM Investing Portfolios pursuant to Investment Management Agreement for each of the PGIM Investing Portfolios.

***

Each of the AST Target Maturity Bond Portfolios (as defined below) invest in Target Maturity Central. The Investment Manager receives a management fee for services provided to Target Maturity Central pursuant to the Investment Management Agreement in place with respect to each of the AST Target Maturity Bond Portfolios. The AST Target Maturity Bond Portfolios are: AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034 and AST Bond Portfolio 2035.

AST Investment Services, Inc., PGIM Investments, PGIM, Inc., PFI and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In

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addition to the realized and unrealized gains on investments in the Core Government Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended December 31, 2024 no such transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

For the year ended December 31, 2024, there were no amounts paid by Prudential for excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended December 31, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
J.P. Morgan Fixed Income Central	$2,154,501,543	$1,735,177,995
PGIM Fixed Income Central	5,615,469,306	5,661,006,678
Target Maturity Central	457,174,617	555,324,067

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended December 31, 2024, is presented as follows:

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J.P. Morgan Fixed Income Central

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)

$ 90,722,341	$ 997,384,207	$ 995,811,588	$ —	$ —	$ 92,294,960	92,294,960	$4,624,329

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)

268,303,244	1,615,140,679	1,808,128,876	(72,477)	(41,291)	75,201,279	75,246,427	271,840	(2)
$359,025,585	$2,612,524,886	$2,803,940,464	$(72,477)	$(41,291)	$167,496,239		$4,896,169
PGIM Fixed Income Central

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$141,989,572	$2,649,221,426	$2,234,496,209	$ —	$ —	$556,714,789	556,714,789	$11,363,476

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
169,082,795	1,489,736,574	1,468,498,265	(29,161)	(20,357)	190,271,586	190,385,817	402,736	(2)
$311,072,367	$4,138,958,000	$3,702,994,474	$(29,161)	$(20,357)	$746,986,375		$11,766,212
Target Maturity Central

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(1)(wb)
$ 9,909,602	$139,284,285	$143,335,962	$ —	$ —	$5,857,925	5,857,925	$272,771

PGIM Institutional Money Market Fund (7-day effective yield 4.649%)(1)(b)(wb)
6,219,132	71,060,289	74,555,131	(562)	(1,120)	2,722,608	2,724,242	18,189	(2)
$16,128,734	$210,344,574	$217,891,093	$(562)	$(1,120)	$8,580,533		$290,960

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to

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such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Portfolio did not utilize the SCA during the reporting period ended December 31, 2024.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of December 31, 2024, all Portfolios offer only a single share class to investors.

As of December 31, 2024, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	309,260,767	100.0%
PGIM Fixed Income Central	1,022,537,656	100.0
Target Maturity Central	36,037,298	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	3	95.2%
PGIM Fixed Income Central	6	98.0
Target Maturity Central	7	94.2

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9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	J.P. Morgan Fixed Income Central	PGIM Fixed Income Central	Target Maturity Central
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Cyber Security	X	X	X
Derivatives	X	X	X
Dollar Roll Transactions	X	X	X
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	X
Expense	X	X	X
Fixed Income Securities	X	X	X
Fund of Funds	X	X	X
High Yield	X	X	X
Large Shareholder	X	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X
Portfolio Turnover	X	X	X
Regulatory	X	X	X
Sovereign Debt Securities	X	X	X
US Government Securities	X	X	X

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk, and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term asset-backed securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Mortgage-backed securities issued by private non-government entities are subject to the risks that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the mortgage-backed securities. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government-issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties. Although certain mortgage-backed securities issued by private non-government entities are guaranteed as to timely payment of interest and principal by a government-sponsored entity, the market price for such securities is not guaranteed and will fluctuate. Asset-backed securities backed by sub-prime mortgage loans expose a Portfolio to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a greater risk of default than conventional mortgage loans.

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A Portfolio may invest in securities issued or guaranteed by the US Government or its agencies and instrumentalities, such as Ginnie Mae, Fannie Mae, or Freddie Mac. Unlike Ginnie Mae securities, securities issued or guaranteed by US Government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the US Government, and no assurance can be given that the US government would provide financial support to such securities.

Cyber Security Risk: Failures or breaches of the electronic systems of the Portfolio, the Portfolio’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and negatively impact the Portfolio’s business operations, potentially resulting in financial losses to the Portfolio and its shareholders. While the Portfolio has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Portfolio cannot control the cyber security plans and systems of the Portfolio’s service providers or issuers of securities in which the Portfolio invests.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, and currency exchange rates. Derivatives in which the Portfolios may invest include exchange-traded instruments as well as privately-negotiated instruments, also called over-the-counter instruments. Examples of derivatives include, but are not limited to, options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. A Portfolio may, but is not required to, use derivatives to seek to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative. The use of derivative instruments also exposes a Portfolio to transaction costs. Derivatives involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. In addition, fluctuations in derivatives’ values may not correlate perfectly with the securities markets.

The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:

Counterparty credit risk: There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to make timely payments or otherwise honor its financial obligations to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

Leverage risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value). Leverage can result in losses to a Portfolio that exceed the amount the Portfolio originally invested. A Portfolio may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Portfolio may perform as if it were leveraged. The use of leverage may cause a Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet margin requirements.

Liquidity and Valuation risk: Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

Hedging risk: Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact, may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

Futures and Forward Contracts risk: The primary risks associated with the use of futures or forward contracts are: (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market

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movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.

Government Regulation of Derivatives Risk: The SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The rule, among other things, limits derivatives exposure through one of two value-at-risk tests and eliminates the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule. Regulations can, among other things, adversely affect the value of the investments held by a Portfolio, restrict a Portfolio’s ability to engage in derivatives transactions (for example, by making certain derivatives transactions no longer available to that Portfolio) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. It is also unclear how regulatory changes will affect counterparty risk. In particular, position limits imposed on a Portfolio or its counterparties may impact that Portfolio’s ability to invest in a manner that efficiently meets its investment objective, and requirements, including capital and mandatory clearing for certain swaps, may increase the cost of a Portfolio’s investments and cost of doing business, which could adversely affect investors. Because these requirements are evolving, their ultimate impact remains unclear.

Rule 18f-4 under the 1940 Act governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with the rule by the Portfolios could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. The rule may limit the Portfolios’ ability to use derivatives as part of their investment strategies.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio. A dollar roll can be viewed as a borrowing. If a Portfolio makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions (including, without limitation, the US government or major US financial institutions); investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); unexpected changes in the prices of key commodities (such as oil); government actions (including interest rate changes, protectionist measures, sanctions, intervention in the financial markets, or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including man-made or natural disasters, epidemics and pandemics, or other health-care or environmental disasters, terrorism or wars); and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Equity and Equity-Related Securities Risk: From time to time, the Fund may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as

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changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Preferred stock may also be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Expense Risk: Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due, for example, to market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The risk that such issuer or guarantor is less willing or able to make required principal and interest payments is heightened in market environments where interest rates are rising. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Some, but not all, US government securities are insured or guaranteed by the US government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for US government securities than for other investment-grade securities, the return may be lower.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. The liquidity of asset-backed and mortgage-backed securities may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Interest rate risk: Interest rate risk is the risk that the value of an investment will fluctuate because of a change in interest rates. The prices of fixed income securities generally move in the opposite direction to that of market interest rates.

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Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. Interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies and other underlying portfolios describes in such Portfolio’s Prospectus. In addition to the risks associated with the investment in the underlying portfolios, these Portfolios are subject to the following risks:

•

To the extent that a Portfolio concentrates its assets among underlying portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

•

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected underlying portfolios to achieve their investment objectives. There is a risk that the selected underlying portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

•

A Portfolio will incur its pro rata share of the expenses of an underlying portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these underlying portfolios.

•

The performance of a Portfolio may be affected by large purchases and redemptions of underlying portfolio shares. For example, large purchases and redemptions may cause an underlying portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an underlying portfolio to sell assets at inopportune times. Underlying portfolios that have experienced significant redemptions may, as a result, have higher expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s Subadviser(s) seek to minimize the impact of large purchases and redemptions of underlying portfolio shares, but their abilities to do so may be limited.

•

There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s Subadviser(s). Because the amount of the management fees to be retained by the Manager and their affiliates may differ depending upon which underlying portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s Subadviser(s) in selecting the underlying portfolios. In addition, the Manager and a Portfolio’s Subadviser(s) may have an incentive to take into account the effect on an underlying portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that underlying portfolio. Although the Manager and a Portfolio’s Subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.

High Yield Risk: Investments in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio’s ability to sell its high yield securities at an advantageous time or price. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

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In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates.

Large Shareholder Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of Portfolio shares. There is no requirement that these entities maintain their investment in the Portfolio. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in a Portfolio at any time, which could result in the Portfolio needing to sell or dispose of investments at disadvantageous prices and have a significant negative impact on the Portfolio’s NAV, liquidity, and brokerage costs. Large shareholder redemptions may cause a Portfolio to have to sell or dispose of investments at inopportune times or disadvantageous prices. These transactions may adversely affect the Portfolio’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Portfolio and result in credit line borrowing fees and/or overdraft charges to the Portfolio until the sales of portfolio securities necessary to cover the redemption request settle. It is also possible that a significant redemption could result in an increase in Portfolio expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Portfolio to implement its investment objective and strategies. Large redemptions could also result in tax consequences to shareholders.

Liquidity and Valuation Risk: From time to time, a Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. In those cases, a Portfolio may have difficulty determining the values of those securities for the purpose of determining a Portfolio’s net asset value. A Portfolio also may have difficulty disposing of those securities at an advantageous time or at the values determined by the Portfolio for the purpose of determining the Portfolio’s net asset value, especially during periods of significant net redemptions of Portfolio shares. As a result, a Portfolio may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. Private equity investments and private real estate-related investments are generally classified as illiquid investments and generally cannot be readily sold. As a result, private real estate-related investments owned by a Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager acting in its capacity as valuation designee under Rule 2a-5. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, no assurance can be given that the fair value prices accurately reflect the price a Portfolio would receive upon the sale of the investment. A Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Portfolios with principal investment strategies that involve foreign securities, private placement investments, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity and valuation risk.

In 2022, the SEC proposed amendments to Rule 22e-4 under the 1940 Act and Rule 22c-1 under the 1940 Act, that, if adopted, would, among other things, cause more investments to be treated as illiquid, and could prevent the Portfolio from investing in securities that the Manager believes are appropriate or desirable.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably in short periods of time. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk, whether real or perceived, include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, global supply chain disruptions and significantly adversely impact the economy.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on US and world economies and markets generally. For example, the US has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Portfolios to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. The nature and severity of sanctions or other similar measures (including counter sanctions or other retaliatory actions) may vary broadly in scope, and their impact is impossible to predict. Sanctions

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and other similar measures could limit or prevent the Portfolio’s ability to buy and sell securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of trades, and significantly impact the Portfolio liquidity or performance.

During periods of severe market stress, it is possible that the market for some or all of a Portfolio’s investments may become highly volatile and/or illiquid. Price changes may be temporary or last for extended periods of time. In such an event, the Portfolio may find it difficult to sell some or all of its investments and, for certain assets, the trade settlement period may be longer than anticipated. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy of the Manager or a Subadviser will not work as intended. All decisions by the Manager or a Subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a Subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a Subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Portfolio Turnover Risk: A Subadviser generally does not consider the length of time a Portfolio has held a particular security in making investment decisions. In fact, a Subadviser may engage in active and frequent trading on behalf of a Portfolio—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. A Portfolio’s turnover rate may be higher than that of other mutual funds due to a Subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. A Portfolio may experience an increase in its portfolio turnover rate when the Portfolio’s portfolio is modified in connection with a change in investment objective, strategies, or a Subadviser.

Regulatory Risk: Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact a Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.

Sovereign Debt Securities Risk: Investing in sovereign debt securities exposes a Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by a Portfolio. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are

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subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the US Government being downgraded and reduced prices of US Treasury securities. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Reorganization

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST T. Rowe Price Fixed Income Central Portfolio (“T. Rowe Price Fixed Income Central”) (the “Merged Portfolio”) for shares of PGIM Fixed Income Central (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on December 6, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
T. Rowe Price Fixed Income Central	$1,852,931,064	$1,828,395,103

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 6, 2024:

Merged Portfolio		Shares
T. Rowe Price Fixed Income Central		166,343,587
Acquiring Portfolio	Shares	Value
PGIM Fixed Income Central	165,820,077	$1,870,450,466

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets

T. Rowe Price Fixed Income Central	$24,535,961	$1,870,450,466
Acquiring Portfolio		Net Assets
PGIM Fixed Income Central		$9,206,833,669

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net increase in net assets resulting from operations
PGIM Fixed Income Central	$613,612,005	$(245,306,346)	$368,305,659

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: T. Rowe Price Fixed Income Central $101,893,259.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio

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pre-merger as follows: T. Rowe Price Fixed Income Central $(24,328,284).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 6, 2024.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advanced Series Trust and Shareholders of AST J.P. Morgan Fixed Income Central Portfolio, AST PGIM Fixed Income Central Portfolio and AST Target Maturity Central Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AST J.P. Morgan Fixed Income Central Portfolio, AST PGIM Fixed Income Central Portfolio and AST Target Maturity Central Portfolio (three of the portfolios constituting Advanced Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 19, 2025

We have served as the auditor of one or more investment companies in the Prudential Insurance Portfolios complex since 2020.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not      applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14  – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –      Not applicable.

Item 15  – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures        by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	– Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	– Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	– Exhibits

(a)(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

 (a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	February 24, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	February 24, 2025